UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839
SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Christopher Madden Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Bingham McCutchen LLP
One Lincoln Street/CPH0326	2020 K Street NW
Boston, MA 02111	Washington, DC 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

Quarterly Report
March 31, 2015
SPDR Series Trust
Equity Funds
Fixed Income Funds

TABLE OF CONTENTS

SPDR Russell 3000® ETF	4
SPDR Russell 1000® ETF	28
SPDR Russell 2000 ETF	39
SPDR S&P® 500 Buyback ETF	58
SPDR S&P 500 Growth ETF	60
SPDR S&P 500 Value ETF	65
SPDR Russell Small Cap Completeness® ETF	70
SPDR S&P 400 Mid Cap Growth ETF	94
SPDR S&P 400 Mid Cap Value ETF	98
SPDR S&P 600 Small Cap ETF	102
SPDR S&P 600 Small Cap Growth ETF	109
SPDR S&P 600 Small Cap Value ETF	114
SPDR Global Dow ETF	120
SPDR Dow Jones REIT ETF	123
SPDR S&P Bank ETF	125
SPDR S&P Capital Markets ETF	126
SPDR S&P Insurance ETF	127
SPDR S&P Regional Banking ETF	128
SPDR Morgan Stanley Technology ETF	130
SPDR S&P Dividend ETF	131
SPDR S&P Aerospace & Defense ETF	133
SPDR S&P Biotech ETF	134
SPDR S&P Health Care Equipment ETF	136
SPDR S&P Health Care Services ETF	137
SPDR S&P Homebuilders ETF	138
SPDR S&P Metals & Mining ETF	139
SPDR S&P Oil & Gas Equipment & Services ETF	140
SPDR S&P Oil & Gas Exploration & Production ETF	141
SPDR S&P Pharmaceuticals ETF	143
SPDR S&P Retail ETF	144
SPDR S&P Semiconductor ETF	146

SPDR S&P Software & Services ETF	147
SPDR S&P Telecom ETF	149
SPDR S&P Transportation ETF	150
SPDR S&P 1500 Value Tilt ETF	151
SPDR S&P 1500 Momentum Tilt ETF	165
SPDR Russell 1000 Low Volatility ETF	178
SPDR Russell 2000 Low Volatility ETF	180
SPDR Wells Fargo® Preferred Stock ETF	183
SPDR Barclays 1-3 Month T-Bill ETF	185
SPDR Barclays TIPS ETF	186
SPDR Barclays 0-5 Year TIPS ETF	187
SPDR Barclays 1-10 Year TIPS ETF	188
SPDR Barclays Short Term Treasury ETF	189
SPDR Barclays Intermediate Term Treasury ETF	191
SPDR Barclays Long Term Treasury ETF	194
SPDR Barclays Short Term Corporate Bond ETF	195
SPDR Barclays Intermediate Term Corporate Bond ETF	209
SPDR Barclays Long Term Corporate Bond ETF	236
SPDR Barclays Issuer Scored Corporate Bond ETF	254
SPDR Barclays Convertible Securities ETF	268
SPDR Barclays Mortgage Backed Bond ETF	271
SPDR Barclays Aggregate Bond ETF	274
SPDR Nuveen Barclays Municipal Bond ETF	301
SPDR Nuveen Barclays California Municipal Bond ETF	312
SPDR Nuveen Barclays New York Municipal Bond ETF	315
SPDR Nuveen Barclays Short Term Municipal Bond ETF	317
SPDR Nuveen S&P High Yield Municipal Bond ETF	328
SPDR Nuveen Barclays Build America Bond ETF	339
SPDR DB International Government Inflation-Protected Bond ETF	343
SPDR Barclays Short Term International Treasury Bond ETF	345
SPDR Barclays International Treasury Bond ETF	349
SPDR Barclays International Corporate Bond ETF	357

SPDR Barclays Emerging Markets Local Bond ETF	365
SPDR Barclays International High Yield Bond ETF	370
SPDR Barclays High Yield Bond ETF	374
SPDR Barclays Short Term High Yield Bond ETF	388
SPDR Barclays Investment Grade Floating Rate ETF	398
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	404
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	408

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	438	$13,447
Aerovironment, Inc. (a)(b)	194	5,143
American Science & Engineering, Inc. (a)	99	4,837
Astronics Corp. (b)	178	13,119
Astronics Corp. (Class B) (a)(b)	28	2,047
BE Aerospace, Inc.	1,050	66,801
Boeing Co.	7,833	1,175,577
Cubic Corp.	244	12,632
Curtiss-Wright Corp.	483	35,713
DigitalGlobe, Inc. (b)	824	28,074
Ducommun, Inc. (b)	95	2,461
Engility Holdings, Inc.	167	5,017
Esterline Technologies Corp. (b)	339	38,788
Exelis, Inc.	2,025	49,349
GenCorp, Inc. (a)(b)	628	14,563
General Dynamics Corp.	3,250	441,122
HEICO Corp. (a)	702	42,871
Hexcel Corp.	1,065	54,762
Honeywell International, Inc.	8,425	878,812
Huntington Ingalls Industries, Inc.	542	75,961
Keyw Holding Corp. (a)(b)	339	2,790
KLX, Inc. (b)	523	20,156
Kratos Defense & Security Solutions, Inc. (a)(b)	429	2,372
L-3 Communications Holdings, Inc.	966	121,513
LMI Aerospace, Inc. (b)	95	1,160
Lockheed Martin Corp.	2,919	592,440
Moog, Inc. (Class A) (b)	483	36,249
National Presto Industries, Inc. (a)	66	4,184
Northrop Grumman Corp.	2,160	347,674
Orbital ATK, Inc.	620	47,511
Precision Castparts Corp.	1,602	336,420
Raytheon Co.	3,522	384,778
Rockwell Collins, Inc. (a)	1,434	138,453
Spirit Aerosystems Holdings, Inc. (Class A) (b)	1,259	65,732
Taser International, Inc. (a)(b)	533	12,851
Teledyne Technologies, Inc. (a)(b)	388	41,411
Textron, Inc.	2,943	130,463
TransDigm Group, Inc. (a)	582	127,295
Triumph Group, Inc.	533	31,831
United Technologies Corp.	9,963	1,167,664
Vectrus, Inc. (b)	115	2,931

		6,576,974

AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (b)	533	4,914
Atlas Air Worldwide Holdings, Inc. (b)	291	12,519
C.H. Robinson Worldwide, Inc. (a)	1,678	122,863
Echo Global Logistics, Inc. (a)(b)	194	5,289
Expeditors International of Washington, Inc.	2,224	107,152
FedEx Corp.	3,213	531,591
Forward Air Corp.	298	16,182
HUB Group, Inc. (Class A) (b)	388	15,245
Park-Ohio Holdings Corp.	99	5,214
United Parcel Service, Inc. (Class B)	7,537	730,637
UTI Worldwide, Inc. (a)(b)	948	11,660
XPO Logistics, Inc. (a)(b)	605	27,509

		1,590,775

AIRLINES — 0.7%
Alaska Air Group, Inc.	1,553	102,778
Allegiant Travel Co.	145	27,882
American Airlines Group, Inc.	7,690	405,878
Copa Holdings SA (Class A) (a)	390	39,378
Delta Air Lines, Inc.	9,150	411,384
Hawaiian Holdings, Inc. (b)	533	11,740
JetBlue Airways Corp. (a)(b)	2,492	47,971
Republic Airways Holdings, Inc. (b)	535	7,356
SkyWest, Inc. (a)	533	7,787
Southwest Airlines Co.	7,693	340,800
Spirit Airlines, Inc. (b)	834	64,518
United Continental Holdings, Inc. (b)	3,981	267,722

		1,735,194

AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc. (b)	741	19,140
BorgWarner, Inc.	2,350	142,128
Cooper Tire & Rubber Co.	677	29,003
Cooper-Standard Holding, Inc. (a)(b)	145	8,584
Dana Holding Corp. (a)	1,949	41,241
Dorman Products, Inc. (a)(b)	291	14,477
Drew Industries, Inc.	244	15,016
Fuel Systems Solutions, Inc. (a)(b)	145	1,601
Gentex Corp.	3,062	56,035
Gentherm, Inc. (b)	339	17,123
Goodyear Tire & Rubber Co.	2,664	72,141
Johnson Controls, Inc.	7,337	370,078
Lear Corp.	918	101,733
Modine Manufacturing Co. (b)	501	6,748
Remy International, Inc.	317	7,041
Spartan Motors, Inc.	388	1,882
Standard Motor Products, Inc. (a)	244	10,311
Stoneridge, Inc. (b)	289	3,263
Superior Industries International, Inc.	244	4,619
Tenneco, Inc. (b)	628	36,060
Tower International, Inc. (b)	244	6,490
TRW Automotive Holdings Corp. (b)	1,164	122,045
Visteon Corp. (b)	533	51,381

		1,138,140

AUTOMOBILES — 0.7%
Ford Motor Co.	41,542	670,488
General Motors Co.	17,087	640,762
Harley-Davidson, Inc.	2,377	144,379
Tesla Motors, Inc. (a)(b)	1,023	193,112
Thor Industries, Inc.	439	27,749
Winnebago Industries, Inc. (a)	289	6,144

		1,682,634

BANKS — 5.5%
1st Source Corp.	145	4,659
Ameris Bancorp	291	7,679
Ames National Corp.	95	2,361
Associated Banc-Corp. (a)	1,792	33,331
Bancfirst Corp.	99	6,037
Banco Latinoamericano de Comercio Exterior SA (a)	289	9,476
Bancorp, Inc. (a)(b)	339	3,061

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

BancorpSouth, Inc.	1,016	$23,592
Bank of America Corp.	113,407	1,745,334
Bank of Hawaii Corp. (a)	461	28,218
Bank of Marin Bancorp	99	5,039
Bank of the Ozarks, Inc. (a)	877	32,388
BankUnited, Inc.	1,065	34,868
Banner Corp.	203	9,318
BB&T Corp.	7,758	302,484
BBCN Bancorp, Inc.	810	11,721
Berkshire Hills Bancorp, Inc.	290	8,033
BNC Bancorp (a)	194	3,511
BOK Financial Corp. (a)	291	17,815
Boston Private Financial Holdings, Inc.	822	9,987
Bridge Bancorp, Inc. (a)	95	2,454
Bryn Mawr Bank Corp.	145	4,409
Camden National Corp. (a)	99	3,944
Capital Bank Financial Corp. (Class A) (b)	291	8,035
Cardinal Financial Corp.	289	5,774
Cathay General Bancorp	791	22,504
Centerstate Banks, Inc.	311	3,704
Central Pacific Financial Corp.	244	5,605
Chemical Financial Corp.	289	9,063
CIT Group, Inc.	2,152	97,098
Citigroup, Inc.	32,797	1,689,701
Citizens & Northern Corp. (a)	95	1,917
Citizens Financial Group, Inc.	1,755	42,348
City Holding Co. (a)	145	6,819
City National Corp.	483	43,026
CNB Financial Corp.	95	1,617
CoBiz Financial, Inc.	388	4,780
Columbia Banking System, Inc.	573	16,600
Comerica, Inc. (a)	1,994	89,989
Commerce Bancshares, Inc. (a)	865	36,607
Community Bank System, Inc. (a)	438	15,501
Community Trust Bancorp, Inc.	186	6,168
Cullen/Frost Bankers, Inc. (a)	582	40,205
Customers Bancorp, Inc. (b)	251	6,114
CVB Financial Corp. (a)	972	15,494
Eagle Bancorp, Inc. (b)	244	9,370
East West Bancorp, Inc.	1,607	65,019
Enterprise Financial Services Corp.	194	4,008
F.N.B. Corp.	1,530	20,104
Fifth Third Bancorp	9,310	175,494
Financial Institutions, Inc.	145	3,325
First Bancorp (a)	190	3,336
First BanCorp- Puerto Rico (b)	776	4,811
First Busey Corp.	776	5,191
First Citizens BancShares, Inc. (Class A)	99	25,709
First Commonwealth Financial Corp. (a)	1,065	9,585
First Community Bancshares, Inc.	194	3,401
First Connecticut Bancorp, Inc.	194	2,982
First Financial Bancorp	621	11,060
First Financial Bankshares, Inc. (a)	677	18,712
First Financial Corp.	95	3,410
First Horizon National Corp. (a)	2,596	37,097
First Interstate Bancsystem, Inc.	194	5,397
First Merchants Corp.	325	7,651
First Midwest Bancorp, Inc.	2,063	35,834
First Niagara Financial Group, Inc.	3,784	33,451
First of Long Island Corp. (a)	153	3,902
First Republic Bank	1,454	83,009
FirstMerit Corp.	1,739	33,145
Flushing Financial Corp.	339	6,804
Fulton Financial Corp.	2,083	25,704
German American Bancorp, Inc. (a)	145	4,267
Glacier Bancorp, Inc. (a)	776	19,516
Great Southern Bancorp, Inc.	95	3,742
Hancock Holding Co.	921	27,501
Hanmi Financial Corp.	339	7,170
Heartland Financial USA, Inc.	145	4,731
Heritage Financial Corp.	296	5,032
Hilltop Holdings, Inc. (b)	628	12,208
Home Bancshares, Inc.	483	16,369
HomeTrust Bancshares, Inc. (b)	244	3,897
Hudson Valley Holding Corp.	194	4,959
Huntington Bancshares, Inc.	8,907	98,422
IBERIABANK Corp.	289	18,216
Independent Bank Corp.-Massachusetts	253	11,099
International Bancshares Corp.	525	13,666
Investors Bancorp, Inc.	3,842	45,028
JPMorgan Chase & Co.	40,819	2,472,815
KeyCorp	9,829	139,179
Lakeland Bancorp, Inc.	330	3,795
LegacyTexas Financial Group, Inc.	438	9,956
M&T Bank Corp. (a)	1,369	173,863
MainSource Financial Group, Inc.	244	4,792
MB Financial, Inc.	685	21,447
Metro Bancorp, Inc.	145	3,998
National Bank Holdings Corp. (Class A)	582	10,947
National Bankshares, Inc.	99	2,954
National Penn Bancshares, Inc.	1,246	13,419
NBT Bancorp, Inc. (a)	429	10,751
OFG Bancorp	483	7,883
Old National Bancorp	1,279	18,149
Pacific Continental Corp.	194	2,565
PacWest Bancorp (a)	1,000	46,890
Park National Corp. (a)	95	8,128
Park Sterling Corp.	429	3,046
Peoples Bancorp, Inc.	95	2,246
Pinnacle Financial Partners, Inc.	388	17,250
PNC Financial Services Group, Inc.	5,788	539,673
Popular, Inc. (b)	1,124	38,654
Preferred Bank	95	2,610
PrivateBancorp, Inc.	677	23,810
Prosperity Bancshares, Inc.	628	32,957
Regions Financial Corp.	15,037	142,100
Renasant Corp.	100	3,005
Republic Bancorp, Inc. (Class A)	95	2,349
S&T Bancorp, Inc. (a)	289	8,202
Sandy Spring Bancorp, Inc. (a)	262	6,872
Signature Bank (a)(b)	483	62,587
Simmons First National Corp. (Class A)	196	8,912
South State Corp.	251	17,166
Southside Bancshares, Inc.	261	7,488
Southwest Bancorp, Inc.	194	3,451
State Bank Financial Corp. (a)	339	7,119
Sterling Bancorp	906	12,149

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Stock Yards Bancorp, Inc.	145	$4,992
Suffolk Bancorp	95	2,257
SunTrust Banks, Inc.	5,746	236,103
Susquehanna Bancshares, Inc.	2,003	27,461
SVB Financial Group (b)	483	61,360
Synovus Financial Corp.	1,581	44,284
TCF Financial Corp.	1,739	27,337
Texas Capital Bancshares, Inc. (b)	438	21,309
Tompkins Financial Corp. (a)	145	7,808
TowneBank (a)	422	6,786
Trico Bancshares	145	3,499
Trustmark Corp. (a)	736	17,870
U.S. Bancorp	18,310	799,598
UMB Financial Corp. (a)	442	23,377
Umpqua Holdings Corp. (a)	1,765	30,323
Union Bankshares Corp.	693	15,392
United Bankshares, Inc. (a)	668	25,103
United Community Banks, Inc.	481	9,081
Univest Corp. of Pennsylvania	194	3,839
Valley National Bancorp (a)	2,384	22,505
Washington Trust Bancorp, Inc. (a)	145	5,538
Webster Financial Corp.	970	35,939
Wells Fargo & Co.	51,405	2,796,432
WesBanco, Inc.	291	9,481
West Bancorporation, Inc. (a)	145	2,884
Westamerica Bancorporation (a)	702	30,333
Western Alliance Bancorp (b)	779	23,090
Wilshire Bancorp, Inc.	681	6,790
Wintrust Financial Corp.	588	28,036
Yadkin Financial Corp. (b)	145	2,944
Zions Bancorporation (a)	1,948	52,596

		13,689,246

BEVERAGES — 1.7%
Boston Beer Co., Inc. (Class A) (a)(b)	99	26,473
Brown-Forman Corp. (Class B)	1,598	144,379
Coca-Cola Co.	42,857	1,737,851
Coca-Cola Enterprises, Inc.	2,947	130,258
Coca-Cola Hellenic Bottling Co. (a)	50	5,653
Constellation Brands, Inc. (Class A) (b)	1,729	200,927
Dr. Pepper Snapple Group, Inc.	2,162	169,674
Molson Coors Brewing Co. (Class B)	1,485	110,558
Monster Beverage Corp. (b)	1,545	213,820
National Beverage Corp. (b)	95	2,319
PepsiCo, Inc.	16,342	1,562,622

		4,304,534

BIOTECHNOLOGY — 3.3%
ACADIA Pharmaceuticals, Inc. (a)(b)	776	25,290
Achillion Pharmaceuticals, Inc. (a)(b)	1,016	10,018
Acorda Therapeutics, Inc. (a)(b)	430	14,310
Actinium Pharmaceuticals, Inc. (a)(b)	1,747	4,315
Aegerion Pharmaceuticals, Inc. (a)(b)	289	7,563
Agios Pharmaceuticals, Inc. (b)	103	9,713
Alexion Pharmaceuticals, Inc. (b)	2,109	365,490
Alkermes PLC (b)	1,443	87,980
Alnylam Pharmaceuticals, Inc. (a)(b)	819	85,520
AMAG Pharmaceuticals, Inc. (a)(b)	225	12,298
Amgen, Inc.	8,188	1,308,852
Anacor Pharmaceuticals, Inc. (b)	400	23,140
Applied Genetic Technologies Corp. (b)	632	12,634
Arena Pharmaceuticals, Inc. (a)(b)	2,325	10,160
ARIAD Pharmaceuticals, Inc. (a)(b)	1,986	16,365
Array BioPharma, Inc. (a)(b)	1,259	9,279
Arrowhead Research Corp. (a)(b)	785	5,310
Auspex Pharmaceuticals, Inc. (a)(b)	169	16,946
BioCryst Pharmaceuticals, Inc. (a)(b)	776	7,007
Biogen, Inc. (b)	2,566	1,083,468
BioMarin Pharmaceutical, Inc. (b)	1,682	209,611
Bluebird Bio, Inc. (b)	206	24,879
Celgene Corp. (b)	8,747	1,008,354
Celldex Therapeutics, Inc. (a)(b)	1,173	32,691
Cepheid, Inc. (a)(b)	727	41,366
Chelsea Therapeutics International, Ltd. (b)(c)	1,096	0
ChemoCentryx, Inc. (a)(b)	291	2,197
Chimerix, Inc. (a)(b)	299	11,269
Clovis Oncology, Inc. (a)(b)	240	17,815
Cytokinetics, Inc. (b)	291	1,973
CytRx Corp. (a)(b)	3,828	12,900
Dyax Corp. (b)	1,164	19,503
Dynavax Technologies Corp. (a)(b)	192	4,307
Emergent Biosolutions, Inc. (a)(b)	289	8,312
Exact Sciences Corp. (a)(b)	677	14,908
Exelixis, Inc. (a)(b)	1,937	4,978
Galena Biopharma, Inc. (a)(b)	4,308	5,988
Genomic Health, Inc. (a)(b)	194	5,927
Geron Corp. (a)(b)	1,350	5,089
Gilead Sciences, Inc. (b)	16,577	1,626,701
Halozyme Therapeutics, Inc. (a)(b)	970	13,852
Idera Pharmaceuticals, Inc. (a)(b)	4,114	15,263
ImmunoGen, Inc. (a)(b)	2,779	24,872
Immunomedics, Inc. (a)(b)	776	2,972
Incyte Corp. (a)(b)	1,528	140,056
Infinity Pharmaceuticals, Inc. (b)	483	6,752
Inovio Pharmaceuticals, Inc. (a)(b)	1,157	9,441
Insmed, Inc. (a)(b)	289	6,011
Intercept Pharmaceuticals, Inc. (a)(b)	147	41,457
Intrexon Corp. (a)(b)	388	17,604
Ironwood Pharmaceuticals, Inc. (a)(b)	1,019	16,304
Isis Pharmaceuticals, Inc. (a)(b)	1,225	77,996
Keryx Biopharmaceuticals, Inc. (a)(b)	871	11,088
KYTHERA Biopharmaceuticals, Inc. (b)	95	4,764
Lexicon Pharmaceuticals, Inc. (a)(b)	10,075	9,514
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	194	14,959
MannKind Corp. (a)(b)	2,475	12,870
Medivation, Inc. (a)(b)	820	105,837
Merrimack Pharmaceuticals, Inc. (a)(b)	970	11,524
MiMedx Group, Inc. (b)	871	9,058
Momenta Pharmaceuticals, Inc. (b)	483	7,342
Myriad Genetics, Inc. (a)(b)	850	30,090
Navidea Biopharmaceuticals, Inc. (a)(b)	1,259	2,002
Neuralstem, Inc. (a)(b)	3,338	6,342
Neurocrine Biosciences, Inc. (a)(b)	836	33,198
NewLink Genetics Corp. (a)(b)	516	28,230
Novavax, Inc. (a)(b)	5,489	45,394

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

OncoMed Pharmaceuticals, Inc. (b)	628	$16,190
OPKO Health, Inc. (a)(b)	2,528	35,822
Orexigen Therapeutics, Inc. (a)(b)	1,019	7,979
Organovo Holdings, Inc. (a)(b)	1,454	5,147
OvaScience, Inc. (a)(b)	200	6,946
PDL BioPharma, Inc. (a)	3,866	27,197
Peregrine Pharmaceuticals, Inc. (a)(b)	16,010	21,613
Pharmacyclics, Inc. (b)	632	161,760
Portola Pharmaceuticals, Inc. (b)	495	18,790
Progenics Pharmaceuticals, Inc. (a)(b)	2,805	16,774
Prothena Corp. PLC (a)(b)	582	22,197
PTC Therapeutics, Inc. (a)(b)	388	23,610
Puma Biotechnology, Inc. (a)(b)	244	57,611
Raptor Pharmaceutical Corp. (a)(b)	1,697	18,446
Receptos, Inc. (a)(b)	244	40,233
Regeneron Pharmaceuticals, Inc. (b)	873	394,142
Repligen Corp. (a)(b)	339	10,292
Rigel Pharmaceuticals, Inc. (b)	921	3,288
Sangamo Biosciences, Inc. (b)	1,404	22,015
Sarepta Therapeutics, Inc. (a)(b)	317	4,210
Seattle Genetics, Inc. (a)(b)	1,065	37,648
Spectrum Pharmaceuticals, Inc. (a)(b)	627	3,806
Stemline Therapeutics, Inc. (b)	1,115	16,134
Synageva BioPharma Corp. (a)(b)	194	18,921
Synergy Pharmaceuticals, Inc. (a)(b)	822	3,798
Synta Pharmaceuticals Corp. (a)(b)	438	850
TESARO, Inc. (b)	145	8,323
Threshold Pharmaceuticals, Inc. (a)(b)	483	1,961
Trius Therapeutics, Inc. (b)(c)	976	0
United Therapeutics Corp. (a)(b)	483	83,286
Vanda Pharmaceuticals, Inc. (a)(b)	289	2,688
Verastem, Inc. (b)	1,553	15,794
Vertex Pharmaceuticals, Inc. (b)	2,554	301,295
XOMA Corp. (a)(b)	628	2,286
ZIOPHARM Oncology, Inc. (a)(b)	3,928	42,305

		8,332,575

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	822	53,973
AAON, Inc. (a)	430	10,548
Allegion PLC	1,083	66,247
American Woodmark Corp. (b)	95	5,199
Apogee Enterprises, Inc.	289	12,485
Armstrong World Industries, Inc. (b)	483	27,758
Builders FirstSource, Inc. (a)(b)	480	3,202
Fortune Brands Home & Security, Inc.	1,777	84,372
Gibraltar Industries, Inc. (b)	339	5,563
Griffon Corp. (a)	429	7,477
Insteel Industries, Inc.	194	4,196
Lennox International, Inc.	533	59,531
Masco Corp.	3,817	101,914
Masonite International Corp. (b)	289	19,438
NCI Building Systems, Inc. (b)	244	4,216
Nortek, Inc. (b)	95	8,384
Owens Corning	1,259	54,641
PGT, Inc. (b)	339	3,788
Ply Gem Holdings, Inc. (a)(b)	145	1,885
Quanex Building Products Corp.	374	7,383
Simpson Manufacturing Co., Inc.	422	15,770
Trex Co., Inc. (b)	388	21,158
Universal Forest Products, Inc.	244	13,537
USG Corp. (a)(b)	856	22,855

		615,520

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc. (b)	597	128,224
Ameriprise Financial, Inc.	2,021	264,428
Arlington Asset Investment Corp. (Class A) (a)	145	3,489
Artisan Partners Asset Management, Inc.	289	13,138
Ashford, Inc. (a)(b)	5	594
Bank of New York Mellon Corp.	12,567	505,696
BGC Partners, Inc. (Class A)	1,356	12,814
BlackRock, Inc.	1,398	511,444
Calamos Asset Management, Inc. (Class A)	244	3,282
Charles Schwab Corp.	12,227	372,190
Cohen & Steers, Inc. (a)	194	7,944
Cowen Group, Inc. (Class A) (a)(b)	1,016	5,283
Diamond Hill Investment Group, Inc.	50	8,000
E*TRADE Financial Corp. (b)	3,047	87,007
Eaton Vance Corp.	1,282	53,382
Evercore Partners, Inc. (Class A)	339	17,513
FBR & Co. (b)	99	2,288
Federated Investors, Inc. (Class B) (a)	958	32,467
Financial Engines, Inc. (a)	533	22,295
Franklin Resources, Inc.	4,379	224,730
FXCM, Inc. (Class A) (a)	388	826
GAMCO Investors, Inc. (Class A)	99	7,772
Goldman Sachs Group, Inc.	4,852	912,030
Greenhill & Co., Inc. (a)	289	11,459
HFF, Inc. (Class A)	339	12,726
Interactive Brokers Group, Inc. (Class A)	483	16,432
Intl. FCStone, Inc. (a)(b)	186	5,530
Invesco, Ltd.	4,753	188,647
Investment Technology Group, Inc. (b)	388	11,760
Janus Capital Group, Inc. (a)	1,582	27,195
KCG Holdings, Inc. (Class A) (b)	746	9,146
Ladenburg Thalmann Financial Services, Inc. (a)(b)	1,115	4,304
Lazard, Ltd. (Class A)	1,350	70,997
Legg Mason, Inc.	1,204	66,461
LPL Investment Holdings, Inc. (a)	921	40,395
Manning & Napier, Inc.	145	1,886
Morgan Stanley	16,538	590,241
Northern Trust Corp.	2,572	179,140
NorthStar Asset Management Group, Inc.	1,932	45,093
Piper Jaffray Co., Inc. (b)	194	10,177
Raymond James Financial, Inc.	1,274	72,338
Safeguard Scientifics, Inc. (b)	244	4,412
SEI Investments Co.	1,527	67,325
State Street Corp. (d)	4,627	340,223
Stifel Financial Corp. (b)	699	38,969
T. Rowe Price Group, Inc.	2,755	223,100
TD Ameritrade Holding Corp.	2,870	106,936
Virtus Investment Partners, Inc.	99	12,946
Waddell & Reed Financial, Inc. (Class A)	921	45,626
Walter Investment Management Corp. (a)(b)	412	6,654

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Westwood Holdings Group, Inc.	99	$5,970
WisdomTree Investments, Inc. (a)	1,065	22,855

		5,435,779

CHEMICALS — 2.5%
A. Schulman, Inc.	289	13,930
Air Products & Chemicals, Inc.	2,319	350,818
Airgas, Inc.	823	87,329
Albemarle Corp.	1,314	69,432
American Vanguard Corp. (a)	289	3,069
Ashland, Inc.	861	109,614
Axalta Coating Systems, Ltd. (b)	600	16,572
Axiall Corp.	727	34,125
Balchem Corp.	289	16,005
Cabot Corp.	650	29,250
Calgon Carbon Corp.	561	11,820
Celanese Corp. (Series A)	1,683	94,012
CF Industries Holdings, Inc.	630	178,718
Chemtura Corp. (b)	840	22,924
Cytec Industries, Inc.	861	46,528
Dow Chemical Co.	13,106	628,826
E. I. du Pont de Nemours & Co.	9,913	708,482
Eastman Chemical Co.	1,657	114,764
Ecolab, Inc.	2,889	330,444
Ferro Corp. (b)	776	9,739
Flotek Industries, Inc. (a)(b)	483	7,119
FMC Corp. (a)	1,474	84,387
FutureFuel Corp.	244	2,506
H.B. Fuller Co.	533	22,850
Hawkins, Inc. (a)	95	3,609
Huntsman Corp.	2,083	46,180
Innophos Holdings, Inc.	244	13,752
Innospec, Inc.	291	13,499
International Flavors & Fragrances, Inc.	871	102,255
Intrepid Potash, Inc. (a)(b)	582	6,722
Koppers Holdings, Inc.	244	4,802
Kraton Performance Polymers, Inc. (b)	339	6,851
Kronos Worldwide, Inc.	244	3,087
LSB Industries, Inc. (a)(b)	194	8,018
LyondellBasell Industries NV (Class A)	4,703	412,923
Minerals Technologies, Inc.	388	28,363
Monsanto Co. (a)	5,226	588,134
Mosaic Co.	3,582	164,987
NewMarket Corp. (a)	95	45,391
Olin Corp. (a)	822	26,337
OM Group, Inc.	339	10,180
Omnova Solutions, Inc. (b)	483	4,120
Platform Specialty Products Corp. (b)	921	23,633
PolyOne Corp.	1,065	39,778
PPG Industries, Inc.	1,533	345,753
Praxair, Inc.	3,177	383,591
Quaker Chemical Corp.	145	12,418
Rayonier Advanced Materials, Inc.	452	6,735
Rentech, Inc. (a)(b)	2,422	2,713
RPM International, Inc.	1,404	67,378
Scotts Miracle-Gro Co. (Class A)	429	28,816
Sensient Technologies Corp.	533	36,713
Sherwin-Williams Co.	978	278,241
Sigma-Aldrich Corp.	1,270	175,577
Stepan Co.	204	8,499
Tredegar Corp.	291	5,852
Tronox, Ltd. (Class A) (a)	628	12,767
Valspar Corp.	970	81,509
W.R. Grace & Co. (b)	824	81,469
Westlake Chemical Corp.	432	31,078
Zep, Inc.	244	4,155

		6,109,148

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	582	18,542
ACCO Brands Corp. (b)	1,214	10,088
ADT Corp. (a)	2,160	89,683
Brady Corp. (Class A)	483	13,664
Brink’s Co. (a)	483	13,345
Ceco Environmental Corp.	178	1,889
Cintas Corp.	1,119	91,344
Civeo Corp.	1,164	2,957
Clean Harbors, Inc. (a)(b)	628	35,658
Copart, Inc. (b)	1,156	43,431
Covanta Holding Corp.	1,156	25,929
Deluxe Corp.	429	29,721
Ennis, Inc.	305	4,307
G & K Services, Inc. (Class A)	194	14,071
Healthcare Services Group, Inc. (a)	727	23,358
Herman Miller, Inc.	637	17,683
HNI Corp.	483	26,647
Innerworkings, Inc. (a)(b)	429	2,883
Interface, Inc.	628	13,050
KAR Auction Services, Inc.	1,501	56,933
Knoll, Inc.	483	11,317
Matthews International Corp. (Class A)	320	16,483
McGrath Rentcorp	291	9,577
Mobile Mini, Inc. (a)	438	18,676
MSA Safety, Inc.	289	14,415
Multi-Color Corp.	95	6,586
Performant Financial Corp. (a)(b)	244	830
Pitney Bowes, Inc.	2,190	51,071
Quad Graphics, Inc.	291	6,687
R.R. Donnelley & Sons Co. (a)	2,057	39,474
Republic Services, Inc.	2,898	117,543
Rollins, Inc.	1,015	25,101
SP Plus Corp. (b)	145	3,168
Steelcase, Inc. (Class A)	921	17,444
Stericycle, Inc. (b)	904	126,949
Team, Inc. (b)	244	9,511
Tetra Tech, Inc.	677	16,262
Tyco International PLC	4,943	212,846
UniFirst Corp.	145	17,065
United Stationers, Inc.	438	17,954
US Ecology, Inc. (a)	194	9,694
Viad Corp.	244	6,788
Waste Connections, Inc.	1,303	62,726
Waste Management, Inc.	4,961	269,035
West Corp.	244	8,230

		1,630,615

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc. (a)	628	11,725
Arris Group, Inc. (b)	1,271	36,726
Aruba Networks, Inc. (b)	1,210	29,633
Black Box Corp.	145	3,035

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Brocade Communications Systems, Inc.	4,735	$56,181
CalAmp Corp. (a)(b)	388	6,282
Calix, Inc. (b)	438	3,675
Ciena Corp. (a)(b)	1,090	21,048
Cisco Systems, Inc.	55,307	1,522,325
CommScope Holding Co., Inc. (b)	413	11,787
Comtech Telecommunications Corp.	203	5,877
Digi International, Inc. (b)	291	2,904
EchoStar Corp. (Class A) (b)	412	21,309
Emulex Corp. (b)	1,000	7,970
Extreme Networks, Inc. (b)	1,019	3,220
F5 Networks, Inc. (b)	813	93,446
Finisar Corp. (b)	985	21,020
Harmonic, Inc. (b)	1,187	8,796
Harris Corp.	1,190	93,724
Infinera Corp. (a)(b)	1,210	23,801
InterDigital, Inc. (a)	438	22,224
Ixia (b)	632	7,666
JDS Uniphase Corp. (b)	2,499	32,787
Juniper Networks, Inc.	5,431	122,632
KVH Industries, Inc. (b)	145	2,192
Motorola Solutions, Inc.	2,505	167,008
Netgear, Inc. (b)	438	14,401
Palo Alto Networks, Inc. (b)	533	77,861
Parkervision, Inc. (a)(b)	970	805
Plantronics, Inc. (a)	470	24,886
Polycom, Inc. (b)	1,815	24,321
Procera Networks, Inc. (a)(b)	244	2,291
QUALCOMM, Inc.	18,198	1,261,849
Riverbed Technology, Inc. (b)	1,743	36,446
Ruckus Wireless, Inc. (a)(b)	429	5,521
ShoreTel, Inc. (b)	632	4,310
Sonus Networks, Inc. (b)	454	3,578
Ubiquiti Networks, Inc. (a)	145	4,285
ViaSat, Inc. (a)(b)	438	26,109

		3,825,656

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)(b)	1,590	49,004
Aegion Corp. (b)	438	7,906
Argan, Inc.	145	5,245
Chicago Bridge & Iron Co. NV (a)	1,065	52,462
Comfort Systems USA, Inc.	388	8,164
Dycom Industries, Inc. (b)	339	16,557
EMCOR Group, Inc.	747	34,713
Fluor Corp.	1,732	99,001
Furmanite Corp. (b)	388	3,061
Granite Construction, Inc.	438	15,391
Great Lakes Dredge & Dock Corp. (b)	628	3,774
Jacobs Engineering Group, Inc. (b)	1,379	62,276
KBR, Inc.	1,575	22,806
Layne Christensen Co. (a)(b)	244	1,222
Mastec, Inc. (b)	628	12,120
MYR Group, Inc. (b)	244	7,647
Northwest Pipe Co. (b)	95	2,180
Orion Marine Group, Inc. (b)	289	2,561
Primoris Services Corp. (a)	388	6,670
Quanta Services, Inc. (b)	2,208	62,994
Tutor Perini Corp. (b)	388	9,060

		484,814

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	553	46,209
Headwaters, Inc. (b)	776	14,232
Martin Marietta Materials, Inc. (a)	693	96,881
US Concrete, Inc. (a)(b)	145	4,912
Vulcan Materials Co.	1,406	118,526

		280,760

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (b)	2,854	59,877
American Express Co.	9,678	756,045
Capital One Financial Corp.	6,356	500,980
Cash America International, Inc. (a)	289	6,734
Credit Acceptance Corp. (a)(b)	99	19,305
Discover Financial Services	4,943	278,538
Encore Capital Group, Inc. (a)(b)	291	12,103
Enova International, Inc. (b)	263	5,179
Ezcorp, Inc. (Class A) (a)(b)	533	4,866
First Cash Financial Services, Inc. (b)	289	13,444
Green Dot Corp. (Class A) (a)(b)	291	4,633
Navient Corp.	4,776	97,096
Nelnet, Inc. (Class A)	244	11,546
PRA Group, Inc. (a)(b)	582	31,614
Santander Consumer USA Holdings, Inc.	1,094	25,315
SLM Corp. (a)(b)	4,776	44,321
Springleaf Holdings, Inc. (b)	300	15,531
Synchrony Financial (a)(b)	1,239	37,604
World Acceptance Corp. (a)(b)	95	6,927

		1,931,658

CONTAINERS & PACKAGING — 0.4%
AEP Industries, Inc. (b)	50	2,752
AptarGroup, Inc. (a)	727	46,179
Avery Dennison Corp.	1,055	55,820
Ball Corp.	1,545	109,139
Bemis Co., Inc.	1,115	51,636
Berry Plastics Group, Inc. (b)	970	35,104
Crown Holdings, Inc. (b)	1,543	83,353
Graphic Packaging Holding Co.	3,488	50,716
Greif, Inc. (Class A)	752	29,531
MeadWestvaco Corp.	1,882	93,855
Myers Industries, Inc.	289	5,066
Owens-Illinois, Inc. (b)	1,749	40,787
Packaging Corp. of America	1,016	79,441
Rock-Tenn Co. (Class A)	1,553	100,168
Sealed Air Corp.	2,288	104,241
Silgan Holdings, Inc.	343	19,939
Sonoco Products Co.	1,065	48,415

		956,142

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	244	15,694
Genuine Parts Co.	1,685	157,025
LKQ Corp. (b)	3,192	81,588
Pool Corp.	508	35,438
VOXX International Corp. (b)	194	1,777

		291,522

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)(b)	194	5,816
Apollo Education Group, Inc. (b)	1,054	19,942

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Ascent Capital Group, Inc. (Class A) (a)(b)	151	$6,011
Bridgepoint Education, Inc. (a)(b)	194	1,872
Bright Horizons Family Solutions, Inc. (b)	339	17,380
Capella Education Co.	136	8,824
Career Education Corp. (b)	589	2,963
Carriage Services, Inc. (a)	145	3,461
DeVry Education Group, Inc.	670	22,351
Graham Holdings Co. (Class B)	50	52,481
Grand Canyon Education, Inc. (b)	483	20,914
H&R Block, Inc.	2,865	91,881
Houghton Mifflin Harcourt Co. (a)(b)	1,164	27,331
ITT Educational Services, Inc. (a)(b)	290	1,969
K12, Inc. (b)	289	4,543
LifeLock, Inc. (a)(b)	628	8,861
Regis Corp. (b)	483	7,902
Service Corp. International	2,247	58,534
ServiceMaster Global Holdings, Inc. (b)	413	13,939
Sotheby’s (a)	729	30,808
Steiner Leisure, Ltd. (b)	145	6,873
Strayer Education, Inc. (b)	107	5,715
Universal Technical Institute, Inc.	244	2,342
Weight Watchers International, Inc. (b)	289	2,020

		424,733

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. (Class B) (b)	19,730	2,847,434
CBOE Holdings, Inc.	921	52,870
CME Group, Inc.	3,380	320,120
FNFV Group (b)	577	8,136
Intercontinental Exchange, Inc.	1,236	288,322
Leucadia National Corp.	3,912	87,198
MarketAxess Holdings, Inc. (a)	388	32,165
McGraw Hill Financial, Inc.	2,932	303,169
Moody’s Corp.	2,072	215,074
MSCI, Inc.	1,287	78,906
NASDAQ OMX Group, Inc.	1,159	59,039
NewStar Financial, Inc. (a)(b)	291	3,413
PHH Corp. (a)(b)	620	14,985
Pico Holdings, Inc. (b)	244	3,955
Voya Financial, Inc.	1,551	66,864

		4,381,650

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
8x8, Inc. (a)(b)	776	6,518
AT&T, Inc.	55,913	1,825,559
Atlantic Tele-Network, Inc.	95	6,576
CenturyLink, Inc.	6,468	223,469
Cincinnati Bell, Inc. (b)	2,228	7,865
Cogent Communications Holdings, Inc.	524	18,513
Consolidated Communications Holdings, Inc. (a)	432	8,813
Frontier Communications Corp. (a)	10,640	75,012
General Communication, Inc. (Class A) (b)	339	5,343
Globalstar, Inc. (a)(b)	2,907	9,680
Hawaiian Telcom Holdco, Inc. (b)	95	2,530
IDT Corp. (Class B)	145	2,574
inContact, Inc. (b)	582	6,344
Inteliquent, Inc.	339	5,336
Intelsat SA (a)(b)	244	2,928
Iridium Communications, Inc. (a)(b)	677	6,574
Level 3 Communications, Inc. (b)	3,159	170,080
Lumos Networks Corp. (a)	145	2,213
magicJack VocalTec, Ltd. (a)(b)	194	1,327
Premiere Global Services, Inc. (b)	483	4,617
Verizon Communications, Inc.	44,844	2,180,764
Vonage Holdings Corp. (b)	1,648	8,092
Windstream Holdings, Inc.	6,358	47,049

		4,627,776

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	438	23,109
American Electric Power Co., Inc.	5,208	292,950
Cleco Corp.	628	34,239
Duke Energy Corp.	7,670	588,903
Edison International	3,461	216,209
El Paso Electric Co.	438	16,924
Empire District Electric Co.	429	10,648
Entergy Corp.	1,891	146,534
Eversource Energy	3,335	168,484
Exelon Corp. (a)	9,167	308,103
FirstEnergy Corp.	4,450	156,017
Great Plains Energy, Inc.	1,648	43,969
Hawaiian Electric Industries, Inc.	1,026	32,955
IDACORP, Inc. (a)	533	33,510
ITC Holdings Corp.	1,747	65,390
MGE Energy, Inc. (a)	853	37,805
NextEra Energy, Inc.	4,687	487,682
NRG Yield, Inc. (Class A) (a)	258	13,088
OGE Energy Corp.	2,077	65,654
Otter Tail Corp.	388	12,482
Pepco Holdings, Inc.	2,686	72,065
Pinnacle West Capital Corp.	1,127	71,846
PNM Resources, Inc.	837	24,440
Portland General Electric Co. (a)	824	30,562
PPL Corp.	7,147	240,568
Southern Co.	9,432	417,649
UIL Holdings Corp.	739	37,999
Unitil Corp.	154	5,355
Westar Energy, Inc.	1,509	58,489
Xcel Energy, Inc.	5,277	183,692

		3,897,320

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	429	72,141
AMETEK, Inc.	2,616	137,445
AZZ, Inc.	291	13,558
Babcock & Wilcox Co.	1,207	38,732
Capstone Turbine Corp. (a)(b)	3,245	2,109
Eaton Corp. PLC	5,054	343,369
Emerson Electric Co.	7,777	440,334
Encore Wire Corp. (a)	244	9,243
EnerSys (a)	483	31,028
Franklin Electric Co., Inc. (a)	483	18,421
FuelCell Energy, Inc. (a)(b)	1,695	2,119
Generac Holdings, Inc. (a)(b)	727	35,398
General Cable Corp. (a)	516	8,891
Global Power Equipment Group, Inc.	194	2,561
GrafTech International, Ltd. (a)(b)	1,255	4,882

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Hubbell, Inc. (Class B)	630	$69,060
Plug Power, Inc. (a)(b)	1,792	4,641
Polypore International, Inc. (b)	483	28,449
Powell Industries, Inc.	95	3,208
Regal-Beloit Corp.	483	38,601
Rockwell Automation, Inc.	1,482	171,897
SolarCity Corp. (a)(b)	430	22,050
Thermon Group Holdings, Inc. (b)	289	6,956

		1,505,093

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. (Class A)	3,427	201,953
Anixter International, Inc. (b)	289	22,002
Arrow Electronics, Inc. (b)	1,127	68,916
Avnet, Inc.	1,466	65,237
AVX Corp.	483	6,892
Badger Meter, Inc. (a)	145	8,691
Belden, Inc.	429	40,137
Benchmark Electronics, Inc. (b)	581	13,961
CDW Corp.	937	34,894
Checkpoint Systems, Inc.	438	4,739
Cognex Corp. (a)(b)	919	45,573
Coherent, Inc. (b)	291	18,903
Corning, Inc.	13,953	316,454
CTS Corp.	339	6,099
Daktronics, Inc.	388	4,194
Dolby Laboratories, Inc. (Class A)	493	18,813
DTS, Inc. (b)	194	6,610
Electro Rent Corp.	194	2,200
Electro Scientific Industries, Inc.	291	1,798
Fabrinet (b)	289	5,488
FARO Technologies, Inc. (b)	194	12,053
FEI Co. (a)	484	36,949
FLIR Systems, Inc.	1,547	48,390
GSI Group, Inc. (b)	289	3,849
II-VI, Inc. (b)	533	9,839
Ingram Micro, Inc. (Class A) (b)	1,598	40,142
Insight Enterprises, Inc. (b)	429	12,235
InvenSense, Inc. (a)(b)	632	9,613
IPG Photonics Corp. (a)(b)	339	31,425
Itron, Inc. (b)	393	14,348
Jabil Circuit, Inc.	2,186	51,109
Kemet Corp. (b)	483	2,000
Keysight Technologies, Inc. (b)	1,870	69,471
Knowles Corp. (a)(b)	934	17,998
Littelfuse, Inc.	244	24,251
Maxwell Technologies, Inc. (a)(b)	289	2,329
Mercury Computer Systems, Inc. (b)	339	5,271
Methode Electronics, Inc. (Class A)	388	18,252
Mettler-Toledo International, Inc. (b)	341	112,070
MTS Systems Corp. (a)	145	10,969
National Instruments Corp.	1,051	33,674
Newport Corp. (b)	438	8,348
OSI Systems, Inc. (b)	244	18,119
Park Electrochemical Corp.	244	5,261
Plexus Corp. (b)	388	15,819
RealD, Inc. (b)	438	5,602
Rofin-Sinar Technologies, Inc. (b)	289	7,002
Rogers Corp. (b)	194	15,949
Sanmina Corp. (b)	893	21,602
Scansource, Inc. (b)	289	11,748
SYNNEX Corp. (a)	291	22,480
Tech Data Corp. (b)	419	24,206
Trimble Navigation, Ltd. (b)	2,749	69,275
TTM Technologies, Inc. (a)(b)	582	5,244
Universal Display Corp. (a)(b)	438	20,477
Vishay Intertechnology, Inc. (a)	1,422	19,652
Vishay Precision Group, Inc. (b)	153	2,437
Zebra Technologies Corp. (Class A) (b)	563	51,073

		1,784,085

ENERGY EQUIPMENT & SERVICES — 1.2%
Amec Foster Wheeler PLC, ADR (a)	30	401
Atwood Oceanics, Inc. (a)	632	17,766
Baker Hughes, Inc.	4,842	307,854
Basic Energy Services, Inc. (a)(b)	311	2,155
Bristow Group, Inc. (a)	388	21,127
C&J Energy Services, Ltd. (a)(b)	483	5,376
Cameron International Corp. (b)	2,285	103,099
CARBO Ceramics, Inc. (a)	244	7,444
Dawson Geophysical Co. (b)	174	743
Diamond Offshore Drilling, Inc. (a)	709	18,994
Dresser-Rand Group, Inc. (b)	826	66,369
Dril-Quip, Inc. (b)	644	44,043
Era Group, Inc. (b)	244	5,085
Exterran Holdings, Inc.	626	21,015
FMC Technologies, Inc. (b)	2,543	94,116
Forum Energy Technologies, Inc. (b)	628	12,309
Frank’s International NV	568	10,622
Geospace Technologies Corp. (a)(b)	145	2,394
Gulf Island Fabrication, Inc.	145	2,155
Gulfmark Offshore, Inc. (Class A) (a)	807	10,523
Halliburton Co.	9,075	398,211
Helix Energy Solutions Group, Inc. (b)	1,150	17,204
Helmerich & Payne, Inc. (a)	1,067	72,631
Hercules Offshore, Inc. (a)(b)	1,695	711
Hornbeck Offshore Services, Inc. (a)(b)	388	7,298
ION Geophysical Corp. (a)(b)	1,457	3,162
Key Energy Services, Inc. (b)	1,598	2,908
Matrix Service Co. (b)	291	5,110
McDermott International, Inc. (a)(b)	5,862	22,510
Mitcham Industries, Inc. (a)(b)	145	667
Nabors Industries, Ltd.	3,163	43,175
National Oilwell Varco, Inc.	4,634	231,654
Natural Gas Services Group, Inc. (b)	95	1,826
Newpark Resources, Inc. (a)(b)	921	8,390
North Atlantic Drilling, Ltd. (a)	1,450	1,682
Nuverra Environmental Solutions, Inc. (a)(b)	145	516
Oceaneering International, Inc.	1,164	62,775
Oil States International, Inc. (b)	582	23,146
Parker Drilling Co. (a)(b)	1,259	4,394
Patterson-UTI Energy, Inc.	1,546	29,026
PHI, Inc. (b)	145	4,362
Pioneer Energy Services Corp. (b)	628	3,404
RigNet, Inc. (a)(b)	95	2,716
Rowan Cos. PLC (Class A) (a)	1,331	23,572
RPC, Inc. (a)	677	8,672
Schlumberger, Ltd.	14,046	1,171,998
SEACOR Holdings, Inc. (a)(b)	244	16,999
Seadrill, Ltd. (a)	3,775	35,296

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Seventy Seven Energy, Inc. (a)(b)	439	$1,822
Superior Energy Services, Inc. (a)	1,700	37,978
Tesco Corp.	289	3,286
Tetra Technologies, Inc. (b)	822	5,080
Tidewater, Inc. (a)	520	9,953
Unit Corp. (b)	533	14,913
US Silica Holdings, Inc. (a)	582	20,725
Vantage Drilling Co. (a)(b)	2,131	698
Willbros Group, Inc. (b)	438	1,450

		3,053,510

FOOD & STAPLES RETAILING — 2.2%
Andersons, Inc.	291	12,039
Casey’s General Stores, Inc.	438	39,464
Chefs’ Warehouse, Inc. (a)(b)	145	3,252
Costco Wholesale Corp.	4,717	714,602
CVS Health Corp.	12,653	1,305,916
Fairway Group Holdings Corp. (a)(b)	145	982
Fresh Market, Inc. (a)(b)	438	17,800
Ingles Markets, Inc. (Class A)	145	7,175
Kroger Co.	5,543	424,926
Natural Grocers by Vitamin Cottage, Inc. (b)	99	2,733
PriceSmart, Inc.	194	16,486
Rite Aid Corp. (b)	10,412	90,480
Roundy’s, Inc. (a)(b)	291	1,423
SpartanNash Co.	347	10,951
Sprouts Farmers Market, Inc. (a)(b)	1,030	36,287
SUPERVALU, Inc. (b)	2,146	24,958
Sysco Corp. (a)	6,308	238,001
United Natural Foods, Inc. (a)(b)	533	41,062
Village Super Market, Inc. (Class A)	99	3,113
Wal-Mart Stores, Inc.	17,274	1,420,787
Walgreens Boots Alliance, Inc.	10,249	867,885
Weis Markets, Inc.	95	4,727
Whole Foods Market, Inc.	3,959	206,185

		5,491,234

FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	7,028	333,127
B&G Foods, Inc. (a)	582	17,128
Boulder Brands, Inc. (a)(b)	628	5,985
Bunge, Ltd.	1,585	130,541
Cal-Maine Foods, Inc. (a)	289	11,288
Calavo Growers, Inc.	95	4,885
Campbell Soup Co. (a)	1,854	86,304
ConAgra Foods, Inc.	4,454	162,705
Darling Ingredients, Inc. (b)	1,668	23,369
Dean Foods Co.	973	16,084
Diamond Foods, Inc. (a)(b)	244	7,947
Flowers Foods, Inc. (a)	1,825	41,500
Fresh Del Monte Produce, Inc.	355	13,813
General Mills, Inc.	6,853	387,880
Hain Celestial Group, Inc. (a)(b)	1,065	68,213
Hershey Co.	1,607	162,162
Hormel Foods Corp.	1,404	79,817
Ingredion, Inc.	822	63,968
J&J Snack Foods Corp.	145	15,471
J.M. Smucker Co. (a)	1,124	130,080
Kellogg Co.	2,741	180,769
Keurig Green Mountain, Inc. (a)	1,598	178,545
Kraft Foods Group, Inc.	6,327	551,177
Lancaster Colony Corp. (a)	194	18,463
Landec Corp. (b)	291	4,059
Limoneira Co. (a)	95	2,071
McCormick & Co., Inc. (a)	1,415	109,111
Mead Johnson Nutrition Co.	2,152	216,341
Mondelez International, Inc. (Class A)	18,037	650,955
Pilgrim’s Pride Corp. (a)	628	14,186
Pinnacle Foods, Inc.	539	21,997
Post Holdings, Inc. (a)(b)	539	25,247
Sanderson Farms, Inc. (a)	229	18,240
Seaboard Corp. (b)	3	12,396
Seneca Foods Corp. (Class A) (a)(b)	99	2,951
Snyders-Lance, Inc.	483	15,437
Tootsie Roll Industries, Inc. (a)	215	7,302
TreeHouse Foods, Inc. (b)	388	32,988
Tyson Foods, Inc. (Class A)	3,000	114,900
WhiteWave Foods Co. (Class A) (b)	1,858	82,384

		4,021,786

GAS UTILITIES — 0.2%
AGL Resources, Inc.	1,259	62,509
Atmos Energy Corp.	1,166	64,480
Chesapeake Utilities Corp. (a)	50	2,530
Laclede Group, Inc. (a)	339	17,364
National Fuel Gas Co. (a)	824	49,712
New Jersey Resources Corp.	858	26,649
Northwest Natural Gas Co. (a)	289	13,858
ONE Gas, Inc. (a)	557	24,079
Piedmont Natural Gas Co., Inc.	824	30,414
Questar Corp.	1,892	45,143
South Jersey Industries, Inc.	339	18,401
Southwest Gas Corp.	483	28,096
UGI Corp.	2,432	79,259
WGL Holdings, Inc. (a)	533	30,061

		492,555

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abaxis, Inc. (a)	244	15,643
Abbott Laboratories	16,023	742,346
ABIOMED, Inc. (a)(b)	415	29,706
Accuray, Inc. (a)(b)	824	7,663
Alere, Inc. (b)	884	43,228
Align Technology, Inc. (b)	776	41,737
Analogic Corp.	95	8,636
AngioDynamics, Inc. (b)	291	5,177
Anika Therapeutics, Inc. (a)(b)	95	3,911
Antares Pharma, Inc. (a)(b)	1,156	3,133
AtriCure, Inc. (a)(b)	244	5,000
Baxter International, Inc.	5,880	402,780
Becton, Dickinson and Co.	2,235	320,924
Boston Scientific Corp. (b)	14,350	254,712
C.R. Bard, Inc.	830	138,900
Cantel Medical Corp.	339	16,103
Cardiovascular Systems, Inc. (b)	244	9,526
Cerus Corp. (a)(b)	727	3,032
CONMED Corp.	289	14,592
Cooper Cos., Inc. (a)	586	109,828
Cyberonics, Inc. (b)	289	18,762
Cynosure, Inc. (Class A) (a)(b)	194	5,950
DENTSPLY International, Inc.	1,510	76,844
DexCom, Inc. (b)	776	48,376
Edwards Lifesciences Corp. (b)	1,198	170,667

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Endologix, Inc. (a)(b)	677	$11,556
GenMark Diagnostics, Inc. (a)(b)	289	3,751
Globus Medical, Inc. (Class A) (a)(b)	582	14,690
Greatbatch, Inc. (b)	291	16,834
Haemonetics Corp. (b)	533	23,942
Halyard Health, Inc. (a)(b)	522	25,682
HealthStream, Inc. (b)	244	6,149
HeartWare International, Inc. (a)(b)	194	17,027
Hill-Rom Holdings, Inc.	524	25,676
Hologic, Inc. (b)	2,894	95,574
ICU Medical, Inc. (b)	145	13,505
IDEXX Laboratories, Inc. (a)(b)	582	89,907
Insulet Corp. (b)	582	19,410
Integra LifeSciences Holdings Corp. (b)	244	15,043
Intuitive Surgical, Inc. (b)	435	219,688
Invacare Corp.	339	6,580
Masimo Corp. (b)	505	16,655
Medtronic PLC	15,644	1,220,076
Meridian Bioscience, Inc. (a)	429	8,185
Merit Medical Systems, Inc. (b)	429	8,258
Natus Medical, Inc. (b)	289	11,407
Neogen Corp. (b)	384	17,944
NuVasive, Inc. (b)	510	23,455
NxStage Medical, Inc. (b)	628	10,864
OraSure Technologies, Inc. (b)	582	3,806
Orthofix International NV (b)	194	6,963
PhotoMedex, Inc. (a)(b)	145	291
Quidel Corp. (a)(b)	289	7,797
ResMed, Inc. (a)	1,505	108,029
RTI Surgical, Inc. (a)(b)	632	3,122
Sirona Dental Systems, Inc. (b)	582	52,374
Spectranetics Corp. (a)(b)	438	15,225
St. Jude Medical, Inc.	3,035	198,489
Staar Surgical Co. (a)(b)	388	2,883
STERIS Corp.	632	44,411
Stryker Corp.	3,608	332,838
SurModics, Inc. (a)(b)	145	3,774
Symmetry Surgical, Inc. (b)	97	711
Teleflex, Inc.	438	52,924
Thoratec Corp. (b)	593	24,841
Tornier NV (b)	291	7,630
Unilife Corp. (a)(b)	970	3,890
Utah Medical Products, Inc.	50	2,993
Varian Medical Systems, Inc. (b)	1,124	105,757
Vascular Solutions, Inc. (a)(b)	194	5,882
West Pharmaceutical Services, Inc.	776	46,723
Wright Medical Group, Inc. (b)	438	11,300
Zeltiq Aesthetics, Inc. (b)	300	9,249
Zimmer Holdings, Inc.	1,806	212,241

		5,683,177

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a)(b)	388	27,781
Aceto Corp.	289	6,358
Aetna, Inc.	3,837	408,756
Air Methods Corp. (a)(b)	438	20,406
Amedisys, Inc. (a)(b)	333	8,918
AmerisourceBergen Corp.	2,498	283,948
AMN Healthcare Services, Inc. (b)	483	11,143
AmSurg Corp. (b)	339	20,855
Anthem, Inc.	3,027	467,399
athenahealth, Inc. (a)(b)	376	44,891
Bio-Reference Laboratories, Inc. (a)(b)	291	10,255
BioScrip, Inc. (a)(b)	632	2,800
Brookdale Senior Living, Inc. (b)	1,739	65,665
Capital Senior Living Corp. (b)	289	7,497
Cardinal Health, Inc.	3,640	328,583
Catamaran Corp. (b)	2,180	129,797
Centene Corp. (a)(b)	1,164	82,283
Chemed Corp. (a)	194	23,164
Cigna Corp.	3,050	394,792
Community Health Systems, Inc. (b)	1,183	61,847
Corvel Corp. (b)	95	3,269
DaVita HealthCare Partners, Inc. (b)	1,932	157,033
Ensign Group, Inc.	194	9,091
Envision Healthcare Holdings, Inc. (b)	723	27,727
ExamWorks Group, Inc. (a)(b)	289	12,028
Express Scripts Holding Co. (b)	7,921	687,305
Five Star Quality Care, Inc. (b)	429	1,905
Hanger, Inc. (a)(b)	388	8,804
HCA Holdings, Inc. (b)	3,489	262,477
Health Net, Inc. (b)	880	53,231
HealthSouth Corp. (a)	947	42,009
Healthways, Inc. (a)(b)	283	5,575
Henry Schein, Inc. (b)	930	129,847
HMS Holdings Corp. (a)(b)	921	14,229
Humana, Inc.	1,697	302,100
IPC Healthcare, Inc. (b)	194	9,048
Kindred Healthcare, Inc.	669	15,915
Laboratory Corp. of America Holdings (b)	1,163	146,643
Landauer, Inc. (a)	95	3,338
LHC Group, Inc. (b)	95	3,138
LifePoint Hospitals, Inc. (b)	483	35,476
Magellan Health, Inc. (b)	289	20,467
McKesson Corp.	2,430	549,666
MEDNAX, Inc. (b)	1,065	77,223
Molina Healthcare, Inc. (b)	289	19,447
National Healthcare Corp. (a)	95	6,052
Omnicare, Inc.	1,111	85,614
Owens & Minor, Inc. (a)	677	22,910
Patterson Cos., Inc.	920	44,887
PharMerica Corp. (b)	289	8,147
Premier, Inc. (Class A) (a)(b)	361	13,566
Providence Service Corp. (b)	95	5,046
Quest Diagnostics, Inc. (a)	1,692	130,030
Select Medical Holdings Corp.	533	7,904
Team Health Holdings, Inc. (b)	727	42,537
Tenet Healthcare Corp. (b)	1,067	52,827
Triple-S Management Corp. (Class B) (b)	291	5,785
UnitedHealth Group, Inc.	10,551	1,248,078
Universal American Corp. (b)	438	4,678
Universal Health Services, Inc. (Class B)	970	114,179
US Physical Therapy, Inc.	95	4,512
VCA, Inc. (b)	923	50,599
WellCare Health Plans, Inc. (b)	491	44,907

		6,896,387

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	1,883	$22,521
Cerner Corp. (b)	3,200	234,432
Computer Programs and Systems, Inc. (a)	95	5,155
IMS Health Holdings, Inc. (b)	826	22,360
MedAssets, Inc. (b)	628	11,819
Medidata Solutions, Inc. (a)(b)	630	30,895
Merge Healthcare, Inc. (b)	677	3,026
Omnicell, Inc. (b)	388	13,619
Veeva Systems, Inc. (Class A) (a)(b)	438	11,182
Vocera Communications, Inc. (b)	244	2,420

		357,429

HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	599	18,946
Belmond, Ltd. (Class A) (b)	1,016	12,476
Biglari Holdings, Inc. (b)	63	26,088
BJ’s Restaurants, Inc. (b)	291	14,681
Bloomin’ Brands, Inc.	582	14,160
Bob Evans Farms, Inc.	287	13,277
Boyd Gaming Corp. (a)(b)	632	8,974
Bravo Brio Restaurant Group, Inc. (b)	194	2,850
Brinker International, Inc. (a)	791	48,694
Buffalo Wild Wings, Inc. (a)(b)	194	35,161
Caesars Entertainment Corp. (a)(b)	388	4,086
Carnival Corp.	4,422	211,548
Cheesecake Factory, Inc. (a)	571	28,167
Chipotle Mexican Grill, Inc. (b)	339	220,533
Choice Hotels International, Inc.	289	18,516
Churchill Downs, Inc.	145	16,671
Chuy’s Holdings, Inc. (a)(b)	194	4,371
Cracker Barrel Old Country Store, Inc. (a)	246	37,426
Darden Restaurants, Inc.	1,390	96,383
Del Frisco’s Restaurant Group, Inc. (b)	95	1,914
Denny’s Corp. (b)	1,019	11,617
Diamond Resorts International, Inc. (b)	388	12,971
DineEquity, Inc.	194	20,760
Domino’s Pizza, Inc.	632	63,548
Dunkin’ Brands Group, Inc. (a)	1,164	55,360
Fiesta Restaurant Group, Inc. (b)	244	14,884
Hilton Worldwide Holdings, Inc. (b)	1,646	48,755
Hyatt Hotels Corp. (Class A) (a)(b)	739	43,764
International Speedway Corp. (Class A)	289	9,424
Interval Leisure Group, Inc.	386	10,117
Jack in the Box, Inc.	429	41,150
Jamba, Inc. (a)(b)	194	2,854
Krispy Kreme Doughnuts, Inc. (a)(b)	677	13,533
La Quinta Holdings, Inc. (b)	430	10,182
Las Vegas Sands Corp.	4,184	230,287
Life Time Fitness, Inc. (b)	429	30,442
Marcus Corp.	194	4,130
Marriott International, Inc. (Class A) (a)	2,508	201,443
Marriott Vacations Worldwide Corp.	287	23,261
McDonald’s Corp.	10,731	1,045,629
MGM Resorts International (a)(b)	3,983	83,763
Morgans Hotel Group Co. (b)	291	2,255
Norwegian Cruise Line Holdings, Ltd. (b)	970	52,390
Panera Bread Co. (Class A) (a)(b)	312	49,918
Papa John’s International, Inc.	289	17,863
Penn National Gaming, Inc. (a)(b)	743	11,635
Pinnacle Entertainment, Inc. (b)	632	22,809
Popeyes Louisiana Kitchen, Inc. (a)(b)	291	17,408
Red Robin Gourmet Burgers, Inc. (b)	145	12,615
Restaurant Brands International, Inc.	2,188	84,041
Royal Caribbean Cruises, Ltd.	1,766	144,547
Ruby Tuesday, Inc. (a)(b)	628	3,774
Ruth’s Hospitality Group, Inc.	388	6,161
Scientific Games Corp. (Class A) (a)(b)	493	5,162
SeaWorld Entertainment, Inc.	727	14,017
Six Flags Entertainment Corp. (a)	677	32,774
Sonic Corp. (a)	632	20,034
Speedway Motorsports, Inc.	95	2,161
Starbucks Corp.	8,093	766,407
Starwood Hotels & Resorts Worldwide, Inc. (a)	2,105	175,768
Texas Roadhouse, Inc. (a)	628	22,878
Vail Resorts, Inc.	388	40,127
Wendy’s Co.	2,926	31,893
Wyndham Worldwide Corp.	1,473	133,262
Wynn Resorts, Ltd.	863	108,634
Yum! Brands, Inc.	4,790	377,069

		4,968,398

HOUSEHOLD DURABLES — 0.6%
Beazer Homes USA, Inc. (a)(b)	291	5,157
Cavco Industries, Inc. (b)	99	7,431
CSS Industries, Inc.	99	2,985
D.R. Horton, Inc.	3,436	97,857
Ethan Allen Interiors, Inc. (a)	291	8,043
Garmin, Ltd. (a)	1,317	62,584
GoPro, Inc. (Class A) (a)(b)	206	8,942
Harman International Industries, Inc.	751	100,356
Helen of Troy, Ltd. (b)	339	27,625
Hovnanian Enterprises, Inc. (Class A) (a)(b)	1,210	4,308
iRobot Corp. (b)	289	9,430
Jarden Corp. (b)	2,205	116,645
KB Home (a)	2,139	33,411
La-Z-Boy, Inc.	582	16,360
Leggett & Platt, Inc. (a)	1,515	69,826
Lennar Corp. (Class A) (a)	1,759	91,134
Libbey, Inc. (a)	244	9,738
M.D.C. Holdings, Inc. (a)	438	12,483
M/I Homes, Inc. (b)	291	6,937
Meritage Homes Corp. (b)	904	43,971
Mohawk Industries, Inc. (b)	664	123,338
NACCO Industries, Inc. (Class A)	82	4,345
Newell Rubbermaid, Inc.	3,082	120,414
NVR, Inc. (b)	46	61,118
Pulte Group, Inc.	4,106	91,276
Ryland Group, Inc. (a)	478	23,298
Standard Pacific Corp. (b)	1,545	13,905
Taylor Morrison Home Corp. (Class A) (b)	339	7,068
Tempur Sealy International, Inc. (b)	628	36,261
Toll Brothers, Inc. (a)(b)	2,048	80,568

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

TRI Pointe Homes, Inc. (b)	1,367	$21,093
Tupperware Brands Corp. (a)	582	40,170
Universal Electronics, Inc. (b)	145	8,184
Whirlpool Corp.	868	175,388
William Lyon Homes (Class A) (a)(b)	145	3,744

		1,545,393

HOUSEHOLD PRODUCTS — 1.6%
Central Garden & Pet Co. (Class A) (b)	429	4,556
Church & Dwight Co., Inc. (a)	1,472	125,738
Clorox Co.	1,404	154,988
Colgate-Palmolive Co.	10,089	699,571
Energizer Holdings, Inc.	724	99,948
HRG Group, Inc. (b)	339	4,231
Kimberly-Clark Corp.	4,191	448,898
Procter & Gamble Co.	29,112	2,385,437
Spectrum Brands Holdings, Inc.	244	21,853
WD-40 Co.	145	12,838

		3,958,058

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Abengoa Yield PLC	300	10,134
AES Corp.	7,717	99,163
Atlantic Power Corp. (a)	1,259	3,538
Calpine Corp. (b)	4,244	97,060
Dynegy, Inc. (b)	1,065	33,473
NRG Energy, Inc.	3,404	85,747
Ormat Technologies, Inc. (a)	194	7,376
Pattern Energy Group, Inc.	438	12,404
TerraForm Power, Inc. (Class A) (b)	300	10,953

		359,848

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	7,062	1,164,877
Carlisle Cos., Inc.	677	62,711
Danaher Corp.	6,506	552,359
General Electric Co.	108,050	2,680,720
Raven Industries, Inc.	374	7,652
Roper Industries, Inc.	1,075	184,900

		4,653,219

INSURANCE — 3.0%
ACE, Ltd.	3,652	407,161
Aflac, Inc.	4,978	318,642
Alleghany Corp. (b)	194	94,478
Allied World Assurance Company Holdings, Ltd.	1,164	47,026
Allstate Corp.	4,988	354,996
Ambac Financial Group, Inc. (b)	483	11,689
American Equity Investment Life Holding Co.	677	19,721
American Financial Group, Inc.	822	52,731
American International Group, Inc.	15,450	846,505
American National Insurance Co.	99	9,741
AMERISAFE, Inc.	194	8,972
Amtrust Financial Services, Inc. (a)	317	18,064
Aon PLC	3,370	323,924
Arch Capital Group, Ltd. (b)	1,404	86,486
Argo Group International Holdings, Ltd.	317	15,898
Arthur J. Gallagher & Co.	1,729	80,831
Aspen Insurance Holdings, Ltd.	677	31,975
Assurant, Inc.	788	48,391
Assured Guaranty, Ltd.	2,075	54,759
Axis Capital Holdings, Ltd.	1,259	64,939
Baldwin & Lyons, Inc. (Class B)	95	2,229
Brown & Brown, Inc. (a)	1,259	41,685
Chubb Corp.	2,620	264,882
Cincinnati Financial Corp.	1,720	91,642
Citizens, Inc. (a)(b)	429	2,643
CNA Financial Corp.	291	12,056
CNO Financial Group, Inc.	2,374	40,880
eHealth, Inc. (a)(b)	194	1,820
Employers Holdings, Inc.	339	9,150
Endurance Specialty Holdings, Ltd.	429	26,229
Enstar Group, Ltd. (b)	95	13,477
Erie Indemnity Co. (Class A)	291	25,393
Everest Re Group, Ltd.	557	96,918
FBL Financial Group, Inc. (Class A)	99	6,139
First American Financial Corp.	1,164	41,531
FNF Group	2,926	107,560
Genworth Financial, Inc. (Class A) (b)	5,247	38,356
Global Indemnity PLC (b)	95	2,636
Greenlight Capital Re, Ltd. (Class A) (b)	289	9,190
Hanover Insurance Group, Inc.	441	32,008
Hartford Financial Services Group, Inc.	4,840	202,409
HCC Insurance Holdings, Inc.	1,065	60,354
HCI Group, Inc. (a)	95	4,358
Horace Mann Educators Corp.	438	14,980
Infinity Property & Casualty Corp.	95	7,795
Kemper Corp.	483	18,818
Lincoln National Corp.	2,878	165,370
Loews Corp.	3,466	141,517
Maiden Holdings, Ltd. (a)	533	7,904
Markel Corp. (b)	145	111,499
Marsh & McLennan Cos., Inc.	5,896	330,707
MBIA, Inc. (b)	1,532	14,248
Meadowbrook Insurance Group, Inc.	533	4,530
Mercury General Corp.	291	16,805
MetLife, Inc.	9,979	504,438
Montpelier Re Holdings, Ltd. (a)	483	18,566
National Interstate Corp. (a)	99	2,780
National Western Life Insurance Co. (Class A)	50	12,715
Navigators Group, Inc. (b)	95	7,395
Old Republic International Corp.	2,786	41,623
OneBeacon Insurance Group, Ltd. (Class A)	244	3,711
PartnerRe, Ltd.	623	71,228
Phoenix Cos., Inc. (b)	57	2,849
Primerica, Inc.	632	32,169
Principal Financial Group, Inc.	3,088	158,631
ProAssurance Corp.	657	30,163
Progressive Corp.	6,434	175,005
Prudential Financial, Inc.	5,020	403,156
Reinsurance Group of America, Inc.	760	70,824
RenaissanceRe Holdings, Ltd.	576	57,444
RLI Corp. (a)	433	22,693
Safety Insurance Group, Inc.	145	8,664
Selective Insurance Group, Inc.	582	16,907

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

StanCorp Financial Group, Inc.	429	$29,429
State Auto Financial Corp.	145	3,522
Stewart Information Services Corp.	232	9,428
Symetra Financial Corp.	871	20,434
Third Point Reinsurance, Ltd. (a)(b)	632	8,943
Torchmark Corp.	1,453	79,799
Travelers Cos., Inc.	3,824	413,489
United Fire Group, Inc.	244	7,752
Universal Insurance Holdings, Inc.	289	7,395
Unum Group	2,841	95,827
Validus Holdings, Ltd.	1,120	47,152
W.R. Berkley Corp.	1,169	59,046
White Mountains Insurance Group, Ltd.	99	67,767
XL Group PLC	3,092	113,786

		7,469,377

INTERNET & CATALOG RETAIL — 1.2%
Amazon.com, Inc. (b)	4,052	1,507,749
Blue Nile, Inc. (a)(b)	95	3,025
EVINE Live, Inc. (b)	438	2,939
Expedia, Inc. (a)	1,139	107,214
FTD Cos., Inc. (a)(b)	213	6,377
Groupon, Inc. (a)(b)	4,451	32,092
HSN, Inc.	389	26,541
Lands’ End, Inc. (a)(b)	162	5,813
Liberty Interactive Corp. (Class A) (b)	5,646	164,807
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	923	29,342
Liberty Ventures, (Series A) (b)	1,728	72,593
Netflix, Inc. (a)(b)	642	267,515
NutriSystem, Inc.	289	5,774
Orbitz Worldwide, Inc. (b)	291	3,393
Overstock.com, Inc. (a)(b)	95	2,301
PetMed Express, Inc. (a)	244	4,031
Priceline Group, Inc. (b)	575	669,386
Shutterfly, Inc. (a)(b)	438	19,815
TripAdvisor, Inc. (b)	1,393	115,856

		3,046,563

INTERNET SOFTWARE & SERVICES — 3.3%
Actua Corp. (b)	438	6,785
Akamai Technologies, Inc. (b)	2,228	158,288
Angie’s List, Inc. (a)(b)	429	2,518
AOL, Inc. (b)	823	32,599
Bankrate, Inc. (b)	483	5,477
Bazaarvoice, Inc. (a)(b)	483	2,729
Benefitfocus, Inc. (a)(b)	293	10,779
Blucora, Inc. (a)(b)	438	5,983
Brightcove, Inc. (b)	289	2,118
ChannelAdvisor Corp. (a)(b)	727	7,045
Cimpress NV (b)	339	28,605
comScore, Inc. (b)	388	19,866
Constant Contact, Inc. (b)	339	12,953
Cornerstone OnDemand, Inc. (a)(b)	438	12,654
CoStar Group, Inc. (a)(b)	389	76,956
Dealertrack Technologies, Inc. (a)(b)	429	16,525
Demand Media, Inc. (a)(b)	99	566
Demandware, Inc. (a)(b)	240	14,616
Dice Holdings, Inc. (b)	438	3,907
EarthLink Holdings Corp.	1,096	4,866
eBay, Inc. (b)	13,520	779,834
Envestnet, Inc. (a)(b)	244	13,683
Equinix, Inc.	625	145,531
Facebook, Inc. (Class A) (b)	21,326	1,753,317
Gogo, Inc. (a)(b)	632	12,046
Google, Inc. (Class A) (b)	3,059	1,696,827
Google, Inc. (Class C) (b)	3,052	1,672,496
HomeAway, Inc. (a)(b)	1,020	30,773
IAC/InterActiveCorp.	827	55,798
Internap Corp. (a)(b)	586	5,995
IntraLinks Holdings, Inc. (b)	438	4,529
j2 Global, Inc. (a)	483	31,723
Limelight Networks, Inc. (b)	4,798	17,417
LinkedIn Corp. (Class A) (b)	1,074	268,350
Liquidity Services, Inc. (a)(b)	291	2,875
LivePerson, Inc. (a)(b)	582	5,957
LogMeIn, Inc. (a)(b)	291	16,293
Marketo, Inc. (a)(b)	438	11,222
Millennial Media, Inc. (a)(b)	388	563
Monster Worldwide, Inc. (a)(b)	1,240	7,862
NIC, Inc.	677	11,963
Pandora Media, Inc. (a)(b)	2,203	35,711
Perficient, Inc. (b)	339	7,014
QuinStreet, Inc. (b)	339	2,017
Rackspace Hosting, Inc. (b)	1,156	59,638
RetailMeNot, Inc. (a)(b)	339	6,105
Rightside Group, Ltd. (a)(b)	99	1,005
SciQuest, Inc. (b)	244	4,131
Shutterstock, Inc. (a)(b)	99	6,798
SPS Commerce, Inc. (b)	145	9,729
Stamps.com, Inc. (b)	145	9,757
TechTarget, Inc. (b)	1,351	15,577
Textura Corp. (a)(b)	438	11,905
Travelzoo, Inc. (a)(b)	99	954
Tremor Video, Inc. (b)	3,877	9,072
Twitter, Inc. (b)	5,586	279,747
VeriSign, Inc. (a)(b)	1,493	99,986
Web.com Group, Inc. (a)(b)	429	8,130
WebMD Health Corp. (a)(b)	799	35,024
XO Group, Inc. (b)	291	5,142
Xoom Corp. (a)(b)	339	4,980
Yahoo!, Inc. (b)	10,713	476,032
Yelp, Inc. (a)(b)	536	25,380
Zillow Group, Inc. (Class A) (a)(b)	470	47,141

		8,131,864

IT SERVICES — 3.3%
Accenture PLC (Class A)	6,922	648,522
Acxiom Corp. (b)	824	15,236
Alliance Data Systems Corp. (b)	638	189,007
Amdocs, Ltd.	1,746	94,982
Automatic Data Processing, Inc.	5,197	445,071
Blackhawk Network Holdings, Inc. (a)(b)	504	18,028
Blackhawk Network Holdings, Inc. (Class B) (b)	1,098	39,034
Booz Allen Hamilton Holding Corp.	826	23,904
Broadridge Financial Solutions, Inc.	1,269	69,808
CACI International, Inc. (Class A) (b)	244	21,940
Cardtronics, Inc. (a)(b)	483	18,161
Cass Information Systems, Inc. (a)	95	5,333
CIBER, Inc. (b)	824	3,395

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Cognizant Technology Solutions Corp. (Class A) (b)	6,505	$405,847
Computer Sciences Corp.	1,615	105,427
Computer Task Group, Inc.	145	1,060
Convergys Corp.	1,115	25,500
CoreLogic, Inc. (b)	1,016	35,834
CSG Systems International, Inc. (a)	339	10,302
DST Systems, Inc.	339	37,531
EPAM Systems, Inc. (b)	344	21,084
Euronet Worldwide, Inc. (b)	533	31,314
EVERTEC, Inc.	677	14,799
ExlService Holdings, Inc. (b)	339	12,611
Fidelity National Information Services, Inc.	3,151	214,457
Fiserv, Inc. (b)	2,884	228,990
FleetCor Technologies, Inc. (b)	871	131,451
Forrester Research, Inc.	145	5,333
Gartner, Inc. (b)	1,019	85,443
Genpact, Ltd. (b)	1,792	41,664
Global Cash Access Holdings, Inc. (b)	677	5,159
Global Payments, Inc.	824	75,544
Heartland Payment Systems, Inc. (a)	388	18,178
Higher One Holdings, Inc. (b)	339	820
iGate Corp. (b)	388	16,552
International Business Machines Corp.	10,193	1,635,976
Jack Henry & Associates, Inc.	912	63,740
Leidos Holdings, Inc.	747	31,344
ManTech International Corp. (Class A)	291	9,877
Mastercard, Inc. (Class A)	10,814	934,221
MAXIMUS, Inc.	727	48,535
MoneyGram International, Inc. (b)	244	2,108
NeuStar, Inc. (Class A) (a)(b)	677	16,668
Paychex, Inc.	3,470	172,164
Sabre Corp. (a)	483	11,737
Science Applications International Corp.	443	22,748
ServiceSource International, Inc. (a)(b)	628	1,947
Sykes Enterprises, Inc. (b)	438	10,884
Syntel, Inc. (b)	289	14,950
TeleTech Holdings, Inc.	244	6,210
Teradata Corp. (a)(b)	1,762	77,775
Total System Services, Inc.	1,730	66,000
Unisys Corp. (b)	472	10,955
Vantiv, Inc. (Class A) (b)	1,359	51,234
VeriFone Systems, Inc. (b)	1,156	40,333
Virtusa Corp. (b)	244	10,097
Visa, Inc. (Class A) (a)	21,760	1,423,322
Western Union Co. (a)	5,973	124,298
WEX, Inc. (b)	438	47,024
Xerox Corp.	13,087	168,168

		8,119,636

LEISURE PRODUCTS — 0.2%
Arctic Cat, Inc. (a)	145	5,266
Black Diamond, Inc. (b)	244	2,306
Brunswick Corp.	985	50,678
Callaway Golf Co. (a)	776	7,395
Hasbro, Inc. (a)	1,226	77,532
JAKKS Pacific, Inc. (a)(b)	194	1,327
Leapfrog Enterprises, Inc. (b)	677	1,476
Mattel, Inc.	3,704	84,637
Nautilus, Inc. (b)	339	5,177
Polaris Industries, Inc. (a)	677	95,525
Smith & Wesson Holding Corp. (a)(b)	677	8,618
Sturm Ruger & Co, Inc. (a)	194	9,628
Vista Outdoor, Inc. (b)	678	29,032

		378,597

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)(b)	735	9,232
Agilent Technologies, Inc.	3,736	155,231
Albany Molecular Research, Inc. (a)(b)	244	4,294
Bio-Rad Laboratories, Inc. (Class A) (b)	244	32,984
Bio-Techne Corp.	394	39,514
Bruker Corp. (a)(b)	1,156	21,351
Cambrex Corp. (b)	289	11,453
Charles River Laboratories International, Inc. (b)	539	42,737
Fluidigm Corp. (a)(b)	291	12,251
Illumina, Inc. (a)(b)	1,590	295,168
Luminex Corp. (b)	388	6,208
PAREXEL International Corp. (b)	632	43,602
PerkinElmer, Inc.	1,192	60,959
Qiagen NV (a)(b)	2,466	62,143
Quintiles Transnational Holdings, Inc. (b)	632	42,325
Sequenom, Inc. (a)(b)	941	3,717
Thermo Fisher Scientific, Inc.	4,276	574,438
Waters Corp. (b)	931	115,742

		1,533,349

MACHINERY — 1.9%
Accuride Corp. (b)	438	2,041
Actuant Corp. (Class A)	776	18,422
AGCO Corp. (a)	1,052	50,117
Alamo Group, Inc.	99	6,250
Albany International Corp. (Class A)	289	11,488
Allison Transmission Holdings, Inc.	1,454	46,441
Altra Industrial Motion Corp.	289	7,988
American Railcar Industries, Inc. (a)	95	4,724
Astec Industries, Inc.	244	10,463
Barnes Group, Inc.	582	23,565
Blount International, Inc. (b)	533	6,865
Briggs & Stratton Corp. (a)	483	9,921
Caterpillar, Inc. (a)	6,679	534,520
Chart Industries, Inc. (b)	392	13,749
CIRCOR International, Inc.	194	10,612
CLARCOR, Inc.	547	36,135
Colfax Corp. (a)(b)	1,167	55,701
Columbus McKinnon Corp.	194	5,226
Commercial Vehicle Group, Inc. (b)	266	1,713
Crane Co.	515	32,141
Cummins, Inc.	2,088	289,480
Deere & Co. (a)	3,856	338,133
Donaldson Co., Inc. (a)	1,565	59,016
Douglas Dynamics, Inc.	244	5,573
Dover Corp.	1,865	128,909
Dynamic Materials Corp.	145	1,852
Energy Recovery, Inc. (a)(b)	429	1,111
EnPro Industries, Inc.	553	36,470
ESCO Technologies, Inc.	291	11,343

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Exone Co. (a)(b)	99	$1,351
Federal Signal Corp.	691	10,911
Flowserve Corp.	1,559	88,068
Freightcar America, Inc.	95	2,986
Gorman-Rupp Co. (a)	193	5,780
Graco, Inc.	675	48,708
Graham Corp.	95	2,277
Greenbrier Cos., Inc. (a)	291	16,878
Harsco Corp.	844	14,567
Hillenbrand, Inc.	582	17,966
Hurco Cos., Inc.	99	3,260
Hyster-Yale Materials Handling, Inc.	111	8,135
IDEX Corp.	907	68,778
Illinois Tool Works, Inc.	3,652	354,755
Ingersoll-Rand PLC	3,096	210,776
ITT Corp.	965	38,513
John Bean Technologies Corp.	321	11,466
Joy Global, Inc.	1,135	44,469
Kadant, Inc.	95	4,998
Kennametal, Inc. (a)	822	27,693
L.B. Foster Co. (Class A)	95	4,511
Lincoln Electric Holdings, Inc. (a)	896	58,589
Lindsay Corp. (a)	145	11,056
Lydall, Inc. (b)	194	6,154
Manitowoc Co., Inc. (a)	1,398	30,141
Meritor, Inc. (b)	1,061	13,379
Middleby Corp. (b)	683	70,110
Mueller Industries, Inc.	631	22,798
Mueller Water Products, Inc. (Class A)	1,656	16,312
Navistar International Corp. (a)(b)	595	17,553
Nordson Corp.	677	53,036
Oshkosh Corp. (a)	963	46,985
PACCAR, Inc.	3,842	242,584
Pall Corp.	1,174	117,858
Parker-Hannifin Corp.	1,586	188,385
Pentair PLC	2,140	134,585
Proto Labs, Inc. (a)(b)	194	13,580
RBC Bearings, Inc.	244	18,676
Rexnord Corp. (b)	826	22,046
Snap-On, Inc.	632	92,942
SPX Corp.	507	43,044
Standex International Corp.	145	11,909
Stanley Black & Decker, Inc.	1,747	166,594
Sun Hydraulics Corp.	244	10,092
Tennant Co.	194	12,682
Terex Corp. (a)	1,166	31,004
Timken Co.	775	32,658
Titan International, Inc. (a)	582	5,448
Toro Co.	632	44,316
TriMas Corp. (b)	588	18,105
Trinity Industries, Inc. (a)	1,697	60,260
Valmont Industries, Inc. (a)	292	35,881
Wabash National Corp. (a)(b)	727	10,251
WABCO Holdings, Inc. (b)	820	100,762
Wabtec Corp.	1,016	96,530
Watts Water Technologies, Inc. (Class A)	284	15,629
Woodward, Inc.	727	37,084
Xylem, Inc.	1,975	69,164

		4,724,997

MARINE — 0.0% (e)
Kirby Corp. (b)	632	47,431
Matson, Inc.	429	18,087
Navios Maritime Holdings, Inc.	822	3,436
Scorpio Bulkers, Inc. (a)(b)	1,849	4,382

		73,336

MEDIA — 3.5%
AMC Networks, Inc. (Class A) (a)(b)	634	48,590
Cablevision Systems Corp. (Class A) (a)	2,069	37,863
Carmike Cinemas, Inc. (b)	194	6,518
CBS Corp. (Class B)	5,963	361,537
Central European Media Enterprises, Ltd. (Class A) (a)(b)	824	2,192
Charter Communications, Inc. (Class A) (b)	826	159,509
Cinemark Holdings, Inc.	1,210	54,535
Clear Channel Outdoor Holdings, Inc. (Class A)	429	4,341
Comcast Corp. (Class A)	27,944	1,577,998
Cumulus Media, Inc. (Class A) (a)(b)	824	2,035
Dex Media, Inc. (a)(b)	194	813
DIRECTV (b)	5,279	449,243
Discovery Communications, Inc. (Series A) (b)	2,626	80,776
Discovery Communications, Inc. (Series C) (b)	2,626	77,401
DISH Network Corp. (Class A) (b)	2,221	155,603
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	824	19,941
E.W. Scripps Co. (Class A) (a)(b)	339	9,641
Entercom Communications Corp. (Class A) (a)(b)	291	3,536
Entravision Communications Corp. (Class A) (a)	582	3,684
Gannett Co., Inc.	2,443	90,586
Global Eagle Entertainment, Inc. (a)(b)	1,259	16,757
Gray Television, Inc. (b)	533	7,366
Harte-Hanks, Inc.	429	3,346
Interpublic Group of Cos., Inc.	4,574	101,177
John Wiley & Sons, Inc. (Class A)	483	29,531
Journal Communications, Inc. (Class A) (b)	472	6,995
Liberty Broadband Corp. (Class A) (b)	267	15,080
Liberty Broadband Corp. (Class C) (b)	677	38,318
Liberty Media Corp. (Class A) (b)	1,074	41,403
Liberty Media Corp. (Class C) (b)	2,090	79,838
Lions Gate Entertainment Corp. (a)	871	29,544
Live Nation Entertainment, Inc. (b)	1,477	37,265
Loral Space & Communications, Inc. (b)	145	9,924
Madison Square Garden Co. (Class A) (b)	634	53,668
MDC Partners, Inc. (Class A)	385	10,915
Media General, Inc. (a)(b)	894	14,742
Meredith Corp.	388	21,639
Morningstar, Inc.	244	18,278
National CineMedia, Inc.	632	9,543
New Media Investment Group, Inc.	500	11,965
New York Times Co. (Class A) (a)	1,308	17,998

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

News Corp. (Class A) (b)	5,293	$84,741
Nexstar Broadcasting Group, Inc. (Class A) (a)	289	16,537
Omnicom Group, Inc.	2,879	224,504
Regal Entertainment Group (Class A) (a)	871	19,894
Rentrak Corp. (a)(b)	95	5,278
Scholastic Corp. (a)	291	11,913
Scripps Networks Interactive, Inc. (Class A) (a)	1,177	80,695
Sinclair Broadcast Group, Inc. (Class A) (a)	727	22,835
Sirius XM Holdings, Inc. (a)(b)	32,901	125,682
Starz (Class A) (a)(b)	1,269	43,666
Thomson Reuters Corp.	3,969	160,983
Time Warner Cable, Inc.	2,974	445,743
Time Warner, Inc.	9,457	798,549
Time, Inc.	1,209	27,130
Twenty-First Century Fox, Inc. (Class A)	20,271	685,971
Viacom, Inc. (Class B)	4,782	326,611
Walt Disney Co.	18,678	1,959,135
World Wrestling Entertainment, Inc. (Class A) (a)	289	4,049

		8,765,550

METALS & MINING — 0.5%
A.M. Castle & Co. (a)(b)	194	708
AK Steel Holding Corp. (a)(b)	1,408	6,294
Alcoa, Inc.	12,965	167,508
Allegheny Technologies, Inc.	1,121	33,641
Carpenter Technology Corp.	483	18,779
Century Aluminum Co. (a)(b)	528	7,286
Cliffs Natural Resources, Inc. (a)	1,651	7,941
Coeur Mines, Inc. (b)	1,103	5,195
Commercial Metals Co.	1,257	20,351
Compass Minerals International, Inc.	339	31,598
Freeport-McMoRan, Inc.	11,059	209,568
Globe Specialty Metals, Inc.	677	12,809
Gold Resource Corp. (a)	339	1,081
Haynes International, Inc.	95	4,238
Hecla Mining Co. (a)	3,531	10,522
Horsehead Holding Corp. (a)(b)	429	5,431
Kaiser Aluminum Corp. (a)	194	14,917
Materion Corp.	244	9,377
Molycorp, Inc. (a)(b)	1,294	499
Newmont Mining Corp.	5,242	113,804
Nucor Corp.	3,397	161,459
Olympic Steel, Inc. (a)	95	1,279
Reliance Steel & Aluminum Co.	834	50,941
Royal Gold, Inc. (a)	681	42,978
RTI International Metals, Inc. (a)(b)	339	12,174
Schnitzer Steel Industries, Inc. (Class A)	301	4,774
Southern Copper Corp. (a)	1,695	49,460
Steel Dynamics, Inc.	2,363	47,496
Stillwater Mining Co. (a)(b)	1,259	16,266
SunCoke Energy, Inc.	737	11,011
Tahoe Resources, Inc.	921	10,094
TimkenSteel Corp.	468	12,388
United States Steel Corp. (a)	1,532	37,381
Universal Stainless & Alloy Products, Inc. (b)	99	2,596
Walter Energy, Inc. (a)	670	415
Worthington Industries, Inc. (a)	545	14,503

		1,156,762

MULTI-UTILITIES — 1.0%
Alliant Energy Corp.	1,162	73,206
Ameren Corp.	2,598	109,636
Avista Corp. (a)	628	21,465
Black Hills Corp.	429	21,639
CenterPoint Energy, Inc.	4,550	92,866
CMS Energy Corp.	2,855	99,668
Consolidated Edison, Inc. (a)	3,160	192,760
Dominion Resources, Inc.	6,280	445,064
DTE Energy Co.	1,888	152,343
Integrys Energy Group, Inc.	822	59,200
MDU Resources Group, Inc.	2,036	43,448
NiSource, Inc.	3,333	147,185
NorthWestern Corp.	438	23,560
PG&E Corp.	4,960	263,227
Public Service Enterprise Group, Inc.	5,395	226,158
SCANA Corp. (a)	1,503	82,650
Sempra Energy	2,820	307,436
TECO Energy, Inc.	2,332	45,241
Vectren Corp.	871	38,446
Wisconsin Energy Corp.	2,426	120,087

		2,565,285

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	610	29,298
Bon-Ton Stores, Inc. (a)	145	1,009
Burlington Stores, Inc. (b)	289	17,172
Dillard’s, Inc. (Class A)	268	36,585
Dollar General Corp. (b)	3,487	262,850
Dollar Tree, Inc. (b)	2,369	192,233
Family Dollar Stores, Inc.	1,019	80,746
Fred’s, Inc. (Class A)	388	6,631
J.C. Penney Co., Inc. (a)(b)	3,203	26,937
Kohl’s Corp. (a)	2,412	188,739
Macy’s, Inc.	4,068	264,054
Nordstrom, Inc.	1,542	123,853
Sears Holdings Corp. (a)(b)	454	18,787
Target Corp.	6,904	566,611
Tuesday Morning Corp. (a)(b)	429	6,907

		1,822,412

OIL, GAS & CONSUMABLE FUELS — 6.0%
Abraxas Petroleum Corp. (b)	884	2,873
Adams Resources & Energy, Inc.	33	2,218
Alon USA Energy, Inc.	244	4,043
Alpha Natural Resources, Inc. (a)(b)	2,380	2,380
Anadarko Petroleum Corp.	5,426	449,327
Antero Resources Corp. (a)(b)	607	21,439
Apache Corp.	4,197	253,205
Approach Resources, Inc. (a)(b)	370	2,438
Arch Coal, Inc. (a)(b)	2,263	2,263
Bill Barrett Corp. (a)(b)	533	4,424
Bonanza Creek Energy, Inc. (a)(b)	289	7,127
Cabot Oil & Gas Corp.	4,471	132,029
California Resources Corp. (a)	3,416	25,996
Carrizo Oil & Gas, Inc. (b)	638	31,677

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Cheniere Energy, Inc. (b)	2,568	$198,763
Chesapeake Energy Corp. (a)	6,162	87,254
Chevron Corp.	20,463	2,148,206
Cimarex Energy Co.	904	104,041
Clayton Williams Energy, Inc. (a)(b)	83	4,202
Clean Energy Fuels Corp. (a)(b)	727	3,879
Cloud Peak Energy, Inc. (a)(b)	628	3,655
Cobalt International Energy, Inc. (a)(b)	3,724	35,043
Comstock Resources, Inc. (a)	483	1,724
Concho Resources, Inc. (b)	1,206	139,799
ConocoPhillips	13,142	818,221
CONSOL Energy, Inc. (a)	2,430	67,773
Contango Oil & Gas Co. (b)	132	2,904
Continental Resources, Inc. (a)(b)	861	37,600
CVR Energy, Inc. (a)	145	6,171
Delek US Holdings, Inc.	628	24,963
Denbury Resources, Inc. (a)	3,946	28,766
Devon Energy Corp.	4,466	269,344
Diamondback Energy, Inc. (b)	438	33,656
Emerald Oil, Inc. (a)(b)	388	287
Energen Corp.	776	51,216
Energy XXI, Ltd. (a)	2,460	8,954
EOG Resources, Inc.	5,853	536,662
EP Energy Corp. (Class A) (a)(b)	649	6,802
EQT Corp.	1,598	132,426
EXCO Resources, Inc. (a)	1,837	3,362
Exxon Mobil Corp.	46,257	3,931,845
GasLog, Ltd. (a)	291	5,651
Golar LNG, Ltd. (a)	429	14,277
Goodrich Petroleum Corp. (b)	277	983
Green Plains, Inc.	291	8,308
Gulfport Energy Corp. (b)	967	44,395
Halcon Resources Corp. (a)(b)	2,228	3,431
Hess Corp.	3,186	216,234
HollyFrontier Corp.	2,184	87,950
Kinder Morgan, Inc.	14,593	613,782
Kosmos Energy, Ltd. (b)	1,065	8,424
Laredo Petroleum, Inc. (a)(b)	822	10,719
Magnum Hunter Resources Corp. (a)(b)	1,842	4,918
Marathon Oil Corp.	7,539	196,843
Marathon Petroleum Corp.	2,660	272,357
Matador Resources Co. (a)(b)	533	11,683
Memorial Resource Development Corp. (b)	500	8,870
Murphy Oil Corp. (a)	2,038	94,971
Newfield Exploration Co. (b)	1,456	51,091
Noble Energy, Inc.	3,900	190,710
Nordic American Tanker Shipping, Ltd. (a)	677	8,063
Northern Oil and Gas, Inc. (a)(b)	677	5,220
Oasis Petroleum, Inc. (a)(b)	1,163	16,538
Occidental Petroleum Corp.	8,545	623,785
ONEOK, Inc.	2,180	105,163
Panhandle Oil & Gas, Inc. (Class A)	157	3,107
Parsley Energy, Inc. (Class A) (a)(b)	533	8,517
PBF Energy, Inc.	725	24,592
PDC Energy, Inc. (a)(b)	444	23,994
Peabody Energy Corp. (a)	2,913	14,332
Penn Virginia Corp. (a)(b)	582	3,771
PetroQuest Energy, Inc. (a)(b)	632	1,454
Phillips 66	6,270	492,822
Pioneer Natural Resources Co. (a)	1,588	259,654
QEP Resources, Inc.	1,887	39,344
Range Resources Corp. (a)	1,757	91,434
Renewable Energy Group, Inc. (a)(b)	244	2,250
Resolute Energy Corp. (b)	727	410
REX American Resources Corp. (a)(b)	99	6,020
Rex Energy Corp. (a)(b)	477	1,774
Rice Energy, Inc. (a)(b)	700	15,232
Rosetta Resources, Inc. (a)(b)	628	10,689
RSP Permian, Inc. (b)	451	11,361
Sanchez Energy Corp. (a)(b)	599	7,793
SandRidge Energy, Inc. (a)(b)	5,280	9,398
Scorpio Tankers, Inc. (a)	2,416	22,759
SemGroup Corp.(Class A)	429	34,895
Ship Finance International, Ltd. (a)	533	7,888
SM Energy Co. (a)	693	35,814
Solazyme, Inc. (a)(b)	483	1,381
Southwestern Energy Co. (a)(b)	4,166	96,610
Spectra Energy Corp.	7,124	257,675
Stone Energy Corp. (a)(b)	533	7,824
Swift Energy Co. (a)(b)	429	927
Synergy Resources Corp. (b)	438	5,190
Targa Resources Corp.	438	41,956
Teekay Corp.	438	20,398
Tesoro Corp.	1,464	133,649
Triangle Petroleum Corp. (a)(b)	1,257	6,323
Ultra Petroleum Corp. (a)(b)	1,643	25,680
VAALCO Energy, Inc. (b)	632	1,548
Valero Energy Corp.	5,827	370,714
W&T Offshore, Inc. (a)	388	1,983
Warren Resources, Inc. (a)(b)	776	691
Western Refining, Inc.	582	28,745
Whiting Petroleum Corp. (a)(b)	1,756	54,260
Williams Cos., Inc.	8,040	406,744
World Fuel Services Corp.	776	44,604
WPX Energy, Inc. (b)	2,138	23,368

		14,892,897

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (b)	445	16,670
Clearwater Paper Corp. (b)	244	15,933
Deltic Timber Corp.	95	6,294
Domtar Corp.	704	32,539
International Paper Co.	4,729	262,412
KapStone Paper and Packaging Corp.	824	27,060
Louisiana-Pacific Corp. (a)(b)	1,523	25,145
Neenah Paper, Inc.	145	9,068
P.H. Glatfelter Co.	429	11,810
Resolute Forest Products, Inc. (b)	727	12,541
Schweitzer-Mauduit International, Inc.	339	15,635
Wausau Paper Corp. (a)	533	5,079
Weyerhaeuser Co.	5,864	194,392

		634,578

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	4,636	37,042
Coty, Inc. (Class A) (a)(b)	929	22,547
Elizabeth Arden, Inc. (a)(b)	291	4,539
Estee Lauder Cos., Inc. (Class A)	2,471	205,488

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Female Health Co. (a)	244	$690
Herbalife, Ltd. (a)(b)	917	39,211
Inter Parfums, Inc.	194	6,328
Medifast, Inc. (a)(b)	145	4,346
Nu Skin Enterprises, Inc. (Class A) (a)	632	38,053
Revlon, Inc. (Class A) (a)(b)	95	3,914
USANA Health Sciences, Inc. (a)(b)	99	11,001

		373,159

PHARMACEUTICALS — 5.3%
AbbVie, Inc.	17,038	997,405
AcelRx Pharmaceuticals, Inc. (a)(b)	244	942
Actavis PLC (b)	3,849	1,145,539
Akorn, Inc. (a)(b)	632	30,026
Bristol-Myers Squibb Co.	17,863	1,152,164
Catalent, Inc. (a)(b)	516	16,073
Cempra, Inc. (a)(b)	300	10,293
DepoMed, Inc. (a)(b)	632	14,163
Eli Lilly & Co.	10,684	776,193
Endo International PLC (b)	1,803	161,729
Endocyte, Inc. (a)(b)	289	1,809
Horizon Pharma PLC (a)(b)	999	25,944
Hospira, Inc. (b)	1,764	154,950
Impax Laboratories, Inc. (b)	727	34,074
Jazz Pharmaceuticals PLC (a)(b)	636	109,894
Johnson & Johnson	30,445	3,062,767
Lannett Co., Inc. (a)(b)	194	13,136
Mallinckrodt PLC (a)(b)	1,252	158,566
Medicines Co. (a)(b)	838	23,481
Merck & Co., Inc.	31,540	1,812,919
Mylan NV (b)	4,052	240,486
Nektar Therapeutics (a)(b)	1,237	13,607
Omeros Corp. (a)(b)	400	8,812
Pacira Pharmaceuticals, Inc. (a)(b)	389	34,563
Perrigo Co. PLC	1,545	255,775
Pfizer, Inc.	68,718	2,390,699
Prestige Brands Holdings, Inc. (b)	533	22,860
Repros Therapeutics, Inc. (a)(b)	194	1,666
Sagent Pharmaceuticals, Inc. (b)	194	4,511
Salix Pharmaceuticals, Ltd. (a)(b)	728	125,806
Sciclone Pharmaceuticals, Inc. (b)	582	5,157
Tetraphase Pharmaceuticals, Inc. (a)(b)	300	10,992
TherapeuticsMD, Inc. (a)(b)	822	4,973
Theravance Biopharma, Inc. (a)(b)	287	4,979
Theravance, Inc. (a)	983	15,453
VIVUS, Inc. (a)(b)	1,080	2,657
XenoPort, Inc. (b)	429	3,054
Zoetis, Inc.	5,300	245,337

		13,093,454

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	533	5,703
Advisory Board Co. (b)	388	20,673
Barrett Business Services, Inc.	99	4,241
CBIZ, Inc. (a)(b)	438	4,087
CDI Corp.	145	2,037
Corporate Executive Board Co.	339	27,072
CRA International, Inc. (b)	95	2,956
Dun & Bradstreet Corp.	436	55,965
Equifax, Inc.	1,291	120,063
Exponent, Inc.	145	12,890
FTI Consulting, Inc. (b)	438	16,407
GP Strategies Corp. (b)	21	777
Heidrick & Struggles International, Inc.	194	4,768
Huron Consulting Group, Inc. (b)	244	16,141
ICF International, Inc. (b)	194	7,925
IHS, Inc. (Class A) (b)	734	83,500
Insperity, Inc.	244	12,759
Kelly Services, Inc. (Class A)	289	5,040
Kforce, Inc.	289	6,448
Korn/Ferry International	533	17,520
ManpowerGroup, Inc.	797	68,662
Mistras Group, Inc. (b)	145	2,793
Navigant Consulting, Inc. (b)	533	6,908
Nielsen NV	2,999	133,665
On Assignment, Inc. (b)	483	18,533
Pendrell Corp. (b)	1,746	2,270
Resources Connection, Inc.	438	7,665
Robert Half International, Inc.	1,525	92,293
RPX Corp. (b)	339	4,878
Towers Watson & Co. (Class A) (a)	677	89,489
TrueBlue, Inc. (b)	438	10,665
Verisk Analytics, Inc. (Class A) (b)	1,739	124,165
VSE Corp.	50	4,094
WageWorks, Inc. (b)	291	15,519

		1,008,571

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Acadia Realty Trust	582	20,300
AG Mortgage Investment Trust, Inc.	289	5,445
Agree Realty Corp.	157	5,176
Alexander’s, Inc.	50	22,829
Alexandria Real Estate Equities, Inc.	776	76,079
Altisource Residential Corp. (a)	652	13,601
American Assets Trust, Inc.	358	15,494
American Campus Communities, Inc.	1,130	48,443
American Capital Agency Corp.	4,116	87,794
American Capital Mortgage Investment Corp.	632	11,351
American Homes 4 Rent (Class A)	1,481	24,511
American Realty Capital Properties, Inc.	9,698	95,525
American Residential Properties, Inc. (a)(b)	145	2,609
American Tower Corp.	4,302	405,033
Annaly Capital Management, Inc.	10,121	105,258
Anworth Mortgage Asset Corp.	1,552	7,900
Apartment Investment & Management Co. (Class A)	1,550	61,008
Apollo Commercial Real Estate Finance, Inc. (a)	389	6,683
Apollo Residential Mortgage, Inc.	339	5,407
Armada Hoffler Properties, Inc.	194	2,068
ARMOUR Residential REIT, Inc.	3,969	12,582
Ashford Hospitality Prime, Inc. (a)	91	1,526
Ashford Hospitality Trust, Inc.	558	5,368
Associated Estates Realty Corp.	533	13,154
AvalonBay Communities, Inc.	1,386	241,510
Aviv REIT, Inc.	95	3,468
BioMed Realty Trust, Inc.	2,019	45,751
Boston Properties, Inc.	1,626	228,420

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Brandywine Realty Trust	1,695	$27,086
Brixmor Property Group, Inc.	802	21,293
Camden Property Trust	917	71,645
Campus Crest Communities, Inc. (a)	677	4,847
Capstead Mortgage Corp. (a)	1,016	11,958
CareTrust REIT, Inc.	255	3,458
CBL & Associates Properties, Inc.	1,703	33,719
Cedar Realty Trust, Inc.	784	5,872
Chambers Street Properties	2,610	20,567
Chatham Lodging Trust	194	5,706
Chesapeake Lodging Trust	533	18,031
Chimera Investment Corp.	10,995	34,524
Colony Financial, Inc. (a)	1,078	27,942
Columbia Property Trust, Inc.	1,359	36,720
Coresite Realty Corp.	259	12,608
Corporate Office Properties Trust	924	27,147
Corrections Corp. of America	1,210	48,715
Cousins Properties, Inc.	2,262	23,977
Crown Castle International Corp.	3,646	300,941
CubeSmart	1,704	41,152
CyrusOne, Inc.	194	6,037
CYS Investments, Inc.	1,889	16,831
DCT Industrial Trust, Inc.	772	26,758
DDR Corp. (a)	3,454	64,313
DiamondRock Hospitality Co.	2,077	29,348
Digital Realty Trust, Inc.	1,376	90,761
Douglas Emmett, Inc.	1,552	46,265
Duke Realty Corp.	3,434	74,758
DuPont Fabros Technology, Inc.	628	20,523
Dynex Capital, Inc. (a)	582	4,930
EastGroup Properties, Inc.	289	17,380
Education Realty Trust, Inc.	403	14,258
Empire State Realty Trust, Inc. (Class A) (a)	1,250	23,512
EPR Properties	638	38,299
Equity Commonwealth (b)	1,259	33,426
Equity Lifestyle Properties, Inc.	921	50,609
Equity One, Inc.	628	16,761
Equity Residential	3,860	300,540
Essex Property Trust, Inc.	667	153,343
Excel Trust, Inc.	483	6,772
Extra Space Storage, Inc.	1,187	80,206
Federal Realty Investment Trust	677	99,661
FelCor Lodging Trust, Inc.	1,356	15,580
First Industrial Realty Trust, Inc.	1,164	24,945
First Potomac Realty Trust	632	7,514
Franklin Street Properties Corp.	970	12,435
Gaming and Leisure Properties, Inc.	1,108	40,852
General Growth Properties, Inc.	6,342	187,406
Geo Group, Inc.	776	33,942
Getty Realty Corp.	291	5,296
Gladstone Commercial Corp.	95	1,768
Government Properties Income Trust (a)	582	13,299
Gramercy Property Trust, Inc. (a)	507	14,231
Hatteras Financial Corp.	1,065	19,340
HCP, Inc.	4,826	208,531
Health Care REIT, Inc.	3,472	268,594
Healthcare Realty Trust, Inc.	1,228	34,114
Healthcare Trust of America, Inc. (Class A) (a)	1,258	35,048
Hersha Hospitality Trust	2,131	13,788
Highwoods Properties, Inc.	1,129	51,686
Home Properties, Inc.	677	46,909
Hospitality Properties Trust	1,779	58,689
Host Hotels & Resorts, Inc.	7,942	160,270
Hudson Pacific Properties, Inc.	729	24,196
Inland Real Estate Corp.	921	9,845
Invesco Mortgage Capital, Inc. (a)	1,454	22,581
Investors Real Estate Trust	1,064	7,980
Iron Mountain, Inc. (a)	1,913	69,786
iStar Financial, Inc. (a)(b)	928	12,064
Kilroy Realty Corp.	979	74,570
Kimco Realty Corp.	4,345	116,663
Kite Realty Group Trust	540	15,212
Lamar Advertising Co. (Class A) (a)	833	49,372
LaSalle Hotel Properties	1,266	49,197
Lexington Realty Trust (a)	2,212	21,744
Liberty Property Trust	1,522	54,335
LTC Properties, Inc.	388	17,848
Macerich Co.	1,649	139,060
Mack-Cali Realty Corp.	970	18,702
Medical Properties Trust, Inc.	2,244	33,077
MFA Financial, Inc.	3,876	30,465
Mid-America Apartment Communities, Inc.	825	63,748
Monmouth Real Estate Investment Corp.(Class A)	472	5,244
National Health Investors, Inc.	390	27,694
National Retail Properties, Inc.	1,250	51,212
New Residential Investment Corp.	1,356	20,381
New York Mortgage Trust, Inc. (a)	677	5,254
New York REIT, Inc. (a)	1,891	19,818
NorthStar Realty Finance Corp. (a)	2,632	47,692
OMEGA Healthcare Investors, Inc. (a)	1,468	59,557
One Liberty Properties, Inc.	95	2,320
Outfront Media, Inc.	1,538	46,017
Paramount Group, Inc.	1,652	31,884
Parkway Properties, Inc.	935	16,222
Pebblebrook Hotel Trust	628	29,246
Pennsylvania Real Estate Investment Trust	737	17,121
PennyMac Mortgage Investment Trust	937	19,949
Physicians Realty Trust	800	14,088
Piedmont Office Realty Trust, Inc. (Class A)	1,792	33,349
Plum Creek Timber Co., Inc.	1,878	81,599
Post Properties, Inc.	568	32,336
Potlatch Corp.	438	17,538
ProLogis, Inc.	5,342	232,698
PS Business Parks, Inc.	194	16,110
Public Storage	1,554	306,356
RAIT Financial Trust (a)	776	5,323
Ramco-Gershenson Properties Trust	628	11,681
Rayonier, Inc. (a)	1,356	36,558
Realty Income Corp. (a)	2,360	121,776
Redwood Trust, Inc.	871	15,565
Regency Centers Corp.	981	66,747
Resource Capital Corp. (a)	1,356	6,156
Retail Opportunity Investments Corp.	709	12,975
Retail Properties of America, Inc. (Class A)	2,519	40,380

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Rexford Industrial Realty, Inc. (a)	600	$9,486
RLJ Lodging Trust	1,312	41,079
Rouse Properties, Inc. (a)	244	4,626
Ryman Hospitality Properties	473	28,810
Sabra Healthcare REIT, Inc. (a)	388	12,862
Saul Centers, Inc.	99	5,663
Select Income REIT	194	4,848
Senior Housing Properties Trust	2,397	53,189
Silver Bay Realty Trust Corp.	145	2,343
Simon Property Group, Inc.	3,324	650,307
SL Green Realty Corp.	1,012	129,921
Sovran Self Storage, Inc.	339	31,846
Spirit Realty Capital, Inc.	4,665	56,353
STAG Industrial, Inc.	429	10,090
Starwood Property Trust, Inc. (a)	2,310	56,133
Starwood Waypoint Residential Trust (a)	441	11,400
Strategic Hotels & Resorts, Inc. (b)	2,622	32,591
Summit Hotel Properties, Inc.	677	9,525
Sun Communities, Inc.	488	32,559
Sunstone Hotel Investors, Inc.	2,399	39,991
Tanger Factory Outlet Centers, Inc.	966	33,974
Taubman Centers, Inc.	677	52,217
Terreno Realty Corp.	194	4,423
Two Harbors Investment Corp.	3,927	41,705
UDR, Inc.	2,655	90,350
Universal Health Realty Income Trust	95	5,344
Urban Edge Properties	998	23,653
Urstadt Biddle Properties, Inc. (Class A)	200	4,612
Ventas, Inc.	3,463	252,868
Vornado Realty Trust	1,997	223,664
Washington Real Estate Investment Trust	727	20,087
Weingarten Realty Investors	1,272	45,767
Western Asset Mortgage Capital Corp. (a)	307	4,630
Whitestone REIT (a)	194	3,081
WP Carey, Inc. (a)	1,065	72,420
WP GLIMCHER, Inc.	1,971	32,778

		9,238,215

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc. (a)	429	18,524
Altisource Portfolio Solutions SA (b)	145	1,866
CBRE Group, Inc. (b)	2,981	115,395
Consolidated-Tomoka Land Co. (a)	99	5,906
Forest City Enterprises, Inc. (Class A) (b)	1,695	43,256
Forestar Group, Inc. (a)(b)	357	5,630
FRP Holdings, Inc. (a)(b)	99	3,604
Howard Hughes Corp. (b)	438	67,899
Jones Lang LaSalle, Inc.	433	73,783
Kennedy-Wilson Holdings, Inc. (a)	932	24,362
Realogy Holdings Corp. (b)	1,545	70,267
St. Joe Co. (a)(b)	705	13,085
Tejon Ranch Co. (b)	145	3,835

		447,412

ROAD & RAIL — 1.0%
AMERCO, Inc.	99	32,710
ArcBest Corp.	291	11,026
Avis Budget Group, Inc. (b)	1,140	67,277
Celadon Group, Inc.	244	6,642
Con-way, Inc.	599	26,434
CSX Corp.	10,902	361,074
Genesee & Wyoming, Inc. (Class A) (a)(b)	581	56,032
Heartland Express, Inc.	483	11,476
Hertz Global Holdings, Inc. (b)	4,797	103,999
J.B. Hunt Transport Services, Inc. (a)	1,022	87,274
Kansas City Southern	1,181	120,557
Knight Transportation, Inc. (a)	632	20,382
Landstar System, Inc.	474	31,426
Marten Transport, Ltd.	291	6,751
Norfolk Southern Corp.	3,409	350,854
Old Dominion Freight Line, Inc. (b)	776	59,985
Patriot Transportation Holding, Inc. (a)(b)	32	799
Quality Distribution, Inc. (b)	244	2,521
Roadrunner Transportation Systems, Inc. (b)	194	4,902
Ryder Systems, Inc.	533	50,576
Saia, Inc. (b)	291	12,891
Swift Transportation Co. (b)	871	22,663
Union Pacific Corp.	9,762	1,057,322
Werner Enterprises, Inc. (a)	483	15,171
YRC Worldwide, Inc. (b)	597	10,722

		2,531,466

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc. (b)	438	11,239
Advanced Micro Devices, Inc. (a)(b)	6,247	16,742
Altera Corp.	3,397	145,765
Ambarella, Inc. (a)(b)	194	14,688
Amkor Technology, Inc. (b)	677	5,981
Analog Devices, Inc.	3,281	206,703
Applied Materials, Inc.	12,827	289,377
Applied Micro Circuits Corp. (a)(b)	727	3,708
Atmel Corp.	4,603	37,883
Avago Technologies, Ltd.	2,710	344,116
Axcelis Technologies, Inc. (b)	1,164	2,770
Broadcom Corp. (Class A)	6,077	263,104
Brooks Automation, Inc.	727	8,455
Cabot Microelectronics Corp. (b)	244	12,193
Cavium, Inc. (a)(b)	533	37,747
CEVA, Inc. (a)(b)	244	5,202
Cirrus Logic, Inc. (b)	667	22,184
Cohu, Inc.	291	3,184
Cree, Inc. (a)(b)	1,241	44,043
Cypress Semiconductor Corp. (b)	3,244	45,773
Diodes, Inc. (b)	388	11,081
Entegris, Inc. (b)	1,503	20,576
Entropic Communications, Inc. (b)	970	2,871
Exar Corp. (b)	438	4,402
Fairchild Semiconductor International, Inc. (b)	1,356	24,652
First Solar, Inc. (b)	778	46,517
Formfactor, Inc. (b)	582	5,162
Freescale Semiconductor, Ltd. (b)	1,115	45,447
Inphi Corp. (a)(b)	291	5,189
Integrated Device Technology, Inc. (b)	1,404	28,108
Integrated Silicon Solution, Inc.	289	5,170

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Intel Corp.	53,657	$1,677,854
Intersil Corp. (Class A)	1,353	19,375
IXYS Corp.	291	3,585
KLA-Tencor Corp.	1,798	104,805
Kopin Corp. (a)(b)	677	2,383
Lam Research Corp.	1,720	120,804
Lattice Semiconductor Corp. (b)	1,210	7,671
Linear Technology Corp.	2,496	116,813
Marvell Technology Group, Ltd.	4,207	61,843
Maxim Integrated Products, Inc.	3,078	107,145
Micrel, Inc.	483	7,284
Microchip Technology, Inc. (a)	2,088	102,103
Micron Technology, Inc. (b)	11,413	309,635
Microsemi Corp. (b)	995	35,223
MKS Instruments, Inc.	570	19,272
Monolithic Power Systems, Inc.	388	20,428
Nanometrics, Inc. (a)(b)	244	4,104
NVE Corp.	50	3,446
NVIDIA Corp.	6,186	129,442
OmniVision Technologies, Inc. (b)	582	15,347
ON Semiconductor Corp. (b)	4,832	58,516
PDF Solutions, Inc. (b)	291	5,215
Photronics, Inc. (b)	628	5,338
PMC-Sierra, Inc. (b)	2,180	20,230
Power Integrations, Inc.	289	15,051
Qorvo, Inc. (b)	1,478	117,797
QuickLogic Corp. (a)(b)	3,387	6,537
Rambus, Inc. (a)(b)	1,184	14,889
Rudolph Technologies, Inc. (b)	339	3,736
Semtech Corp. (b)	727	19,371
Silicon Laboratories, Inc. (b)	429	21,780
Skyworks Solutions, Inc.	2,039	200,413
SunEdison, Inc. (a)(b)	3,137	75,288
SunPower Corp. (a)(b)	451	14,121
Synaptics, Inc. (a)(b)	339	27,562
Teradyne, Inc.	2,017	38,021
Tessera Technologies, Inc.	582	23,443
Texas Instruments, Inc.	11,497	657,456
Ultratech, Inc. (b)	289	5,011
Veeco Instruments, Inc. (a)(b)	438	13,381
Xcerra Corp. (b)	483	4,294
Xilinx, Inc.	2,799	118,398

		6,054,442

SOFTWARE — 3.7%
ACI Worldwide, Inc. (b)	1,259	27,270
Activision Blizzard, Inc.	5,241	119,102
Adobe Systems, Inc. (b)	5,330	394,100
Advent Software, Inc.	539	23,775
American Software, Inc. (Class A)	291	2,974
Ansys, Inc. (b)	1,019	89,866
Aspen Technology, Inc. (b)	1,019	39,221
Autodesk, Inc. (b)	2,401	140,795
AVG Technologies NV (b)	291	6,300
Blackbaud, Inc.	483	22,885
Bottomline Technologies, Inc. (b)	438	11,988
BroadSoft, Inc. (b)	289	9,670
CA, Inc.	3,501	114,168
Cadence Design Systems, Inc. (a)(b)	2,996	55,246
Callidus Software, Inc. (b)	388	4,920
CDK Global, Inc.	1,733	81,035
Citrix Systems, Inc. (b)	1,992	127,229
CommVault Systems, Inc. (b)	483	21,107
Comverse, Inc. (b)	254	5,004
Covisint Corp. (b)	324	658
Ebix, Inc. (a)	339	10,299
Electronic Arts, Inc. (b)	3,431	201,794
Ellie Mae, Inc. (a)(b)	291	16,095
EnerNOC, Inc. (a)(b)	291	3,317
EPIQ Systems, Inc.	339	6,078
ePlus, Inc. (b)	50	4,347
FactSet Research Systems, Inc. (a)	429	68,297
Fair Isaac Corp.	388	34,423
FireEye, Inc. (a)(b)	933	36,620
FleetMatics Group PLC (a)(b)	394	17,671
Fortinet, Inc. (b)	1,454	50,817
Guidewire Software, Inc. (b)	641	33,723
Imperva, Inc. (b)	244	10,419
Infoblox, Inc. (b)	533	12,723
Informatica Corp. (b)	1,164	51,047
Interactive Intelligence Group (b)	145	5,971
Intuit, Inc.	3,171	307,460
Jive Software, Inc. (a)(b)	438	2,247
Manhattan Associates, Inc. (a)(b)	985	49,851
Mentor Graphics Corp.	1,016	24,414
Microsoft Corp.	88,776	3,609,188
MicroStrategy, Inc. (b)	95	16,073
Monotype Imaging Holdings, Inc.	438	14,296
Netscout Systems, Inc. (a)(b)	388	17,014
NetSuite, Inc. (a)(b)	388	35,991
Nuance Communications, Inc. (b)	2,817	40,424
Oracle Corp.	35,389	1,527,035
Pegasystems, Inc.	388	8,439
Progress Software Corp. (b)	582	15,813
Proofpoint, Inc. (a)(b)	444	26,294
PROS Holdings, Inc. (a)(b)	244	6,029
PTC, Inc. (b)	1,305	47,202
QLIK Technologies, Inc. (b)	921	28,671
Quality Systems, Inc.	438	6,999
Qualys, Inc. (b)	145	6,740
RealPage, Inc. (a)(b)	483	9,728
Red Hat, Inc. (b)	2,066	156,500
Rovi Corp. (a)(b)	1,068	19,448
Salesforce.com, Inc. (b)	6,520	435,601
SeaChange International, Inc. (a)(b)	339	2,661
ServiceNow, Inc. (b)	1,553	122,345
SolarWinds, Inc. (b)	677	34,689
Solera Holdings, Inc.	725	37,454
Splunk, Inc. (a)(b)	1,265	74,888
SS&C Technologies Holdings, Inc.	632	39,374
Symantec Corp.	7,451	174,093
Synchronoss Technologies, Inc. (a)(b)	289	13,716
Synopsys, Inc. (b)	1,628	75,409
Tableau Software, Inc. (Class A) (b)	438	40,524
Take-Two Interactive Software, Inc. (a)(b)	871	22,171
Tangoe, Inc. (a)(b)	339	4,678
TiVo, Inc. (b)	1,356	14,387
Tyler Technologies, Inc. (b)	339	40,860
Ultimate Software Group, Inc. (a)(b)	289	49,117
Varonis Systems, Inc. (b)	582	14,934
VASCO Data Security International, Inc. (a)(b)	289	6,225

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Verint Systems, Inc. (b)	597	$36,972
VirnetX Holding Corp. (a)(b)	429	2,613
VMware, Inc. (Class A) (a)(b)	871	71,431
Vringo, Inc. (a)(b)	727	473
Workday, Inc. (Class A) (a)(b)	967	81,624
Zix Corp. (b)	628	2,468
Zynga, Inc. (Class A) (a)(b)	6,251	17,815

		9,253,332

SPECIALTY RETAIL — 2.7%
Aaron’s, Inc.	824	23,327
Abercrombie & Fitch Co. (Class A) (a)	853	18,800
Advance Auto Parts, Inc.	747	111,818
Aeropostale, Inc. (a)(b)	842	2,922
America’s Car-Mart, Inc. (b)	99	5,371
American Eagle Outfitters, Inc. (a)	2,012	34,365
ANN, Inc. (b)	483	19,818
Asbury Automotive Group, Inc. (b)	339	28,171
Ascena Retail Group, Inc. (a)(b)	1,350	19,589
AutoNation, Inc. (b)	760	48,891
AutoZone, Inc. (b)	349	238,074
Barnes & Noble, Inc. (b)	438	10,403
bebe stores, inc. (a)	388	1,408
Bed Bath & Beyond, Inc. (a)(b)	2,058	158,003
Best Buy Co., Inc.	2,932	110,800
Big 5 Sporting Goods Corp.	194	2,574
Brown Shoe Co., Inc.	429	14,071
Buckle, Inc. (a)	289	14,765
Cabela’s, Inc. (a)(b)	896	50,158
CarMax, Inc. (b)	2,422	167,142
Cato Corp. (Class A)	289	11,444
Chico’s FAS, Inc.	1,763	31,188
Children’s Place, Inc. (a)	244	15,662
Christopher & Banks Corp. (b)	388	2,157
Citi Trends, Inc. (b)	145	3,915
Conn’s, Inc. (a)(b)	244	7,388
Container Store Group, Inc. (a)(b)	155	2,953
CST Brands, Inc.	648	28,402
Destination Maternity Corp.	145	2,184
Destination XL Group, Inc. (a)(b)	429	2,119
Dick’s Sporting Goods, Inc.	1,065	60,694
DSW, Inc. (Class A)	776	28,619
Express, Inc. (b)	921	15,224
Finish Line, Inc. (Class A)	533	13,069
Five Below, Inc. (a)(b)	582	20,702
Foot Locker, Inc.	1,628	102,564
Francesca’s Holdings Corp. (b)	429	7,636
GameStop Corp. (Class A) (a)	1,248	47,374
Gap, Inc. (a)	2,973	128,820
Genesco, Inc. (b)	224	15,956
GNC Holdings, Inc. (Class A)	1,016	49,855
Group 1 Automotive, Inc.	244	21,065
Guess?, Inc. (a)	628	11,675
Haverty Furniture Cos., Inc.	244	6,071
hhgregg, Inc. (a)(b)	145	889
Hibbett Sports, Inc. (b)	291	14,277
Home Depot, Inc.	14,654	1,664,841
Kirkland’s, Inc. (b)	145	3,444
L Brands, Inc.	2,580	243,268
Lithia Motors, Inc. (Class A) (a)	244	24,256
Lowe’s Cos., Inc.	11,097	825,506
Lumber Liquidators Holdings, Inc. (a)(b)	289	8,895
MarineMax, Inc. (b)	291	7,714
Mattress Firm Holding Corp. (a)(b)	145	10,098
Men’s Wearhouse, Inc.	515	26,883
Michaels Cos., Inc. (b)	300	8,118
Monro Muffler Brake, Inc. (a)	339	22,052
Murphy USA, Inc. (b)	509	36,836
O’Reilly Automotive, Inc. (b)	1,158	250,406
Office Depot, Inc. (b)	6,616	60,867
Outerwall, Inc. (a)	289	19,109
Penske Automotive Group, Inc.	429	22,089
Pep Boys-Manny, Moe & Jack (b)	582	5,599
Pier 1 Imports, Inc. (a)	991	13,854
Rent-A-Center, Inc. (a)	627	17,205
Restoration Hardware Holdings, Inc. (b)	339	33,625
Ross Stores, Inc.	2,460	259,186
Sally Beauty Holdings, Inc. (b)	1,792	61,591
Sears Hometown and Outlet Stores, Inc. (a)(b)	99	764
Select Comfort Corp. (a)(b)	632	21,785
Shoe Carnival, Inc.	145	4,269
Signet Jewelers, Ltd.	871	120,886
Sonic Automotive, Inc. (Class A)	438	10,906
Stage Stores, Inc.	339	7,770
Staples, Inc.	7,089	115,444
Stein Mart, Inc.	289	3,598
Tiffany & Co.	1,155	101,652
Tile Shop Holdings, Inc. (a)(b)	194	2,349
TJX Cos., Inc.	7,791	545,760
Tractor Supply Co. (a)	1,558	132,524
Ulta Salon Cosmetics & Fragrance, Inc. (b)	677	102,125
Urban Outfitters, Inc. (a)(b)	1,177	53,730
Vitamin Shoppe, Inc. (a)(b)	289	11,904
West Marine, Inc. (b)	194	1,798
Williams-Sonoma, Inc.	1,065	84,891
Zumiez, Inc. (b)	244	9,821

		6,689,790

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
3D Systems Corp. (a)(b)	1,065	29,202
Apple, Inc.	64,870	8,071,774
Cray, Inc. (a)(b)	438	12,299
Diebold, Inc. (a)	677	24,007
Electronics for Imaging, Inc. (b)	483	20,165
EMC Corp.	22,646	578,832
Hewlett-Packard Co.	20,188	629,058
Immersion Corp. (b)	289	2,653
Lexmark International, Inc. (Class A) (a)	666	28,199
NCR Corp. (b)	1,774	52,351
NetApp, Inc.	3,844	136,308
QLogic Corp. (a)(b)	923	13,605
Quantum Corp. (b)	2,278	3,645
SanDisk Corp.	2,411	153,388
Silicon Graphics International Corp. (a)(b)	339	2,946
Stratasys, Ltd. (a)(b)	535	28,237
Super Micro Computer, Inc. (b)	339	11,258

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Western Digital Corp.	2,329	$211,962

		10,009,889

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	672	62,140
Coach, Inc. (a)	3,008	124,621
Columbia Sportswear Co.	289	17,600
Crocs, Inc. (a)(b)	975	11,515
Deckers Outdoor Corp. (b)	388	28,274
Fossil Group, Inc. (b)	584	48,151
G-III Apparel Group, Ltd. (b)	194	21,854
Hanesbrands, Inc.	4,244	142,216
Iconix Brand Group, Inc. (a)(b)	601	20,236
Kate Spade & Co. (b)	1,483	49,517
Michael Kors Holdings, Ltd. (b)	2,131	140,113
Movado Group, Inc.	194	5,533
NIKE, Inc. (Class B)	7,660	768,528
Oxford Industries, Inc.	145	10,940
Perry Ellis International, Inc. (b)	95	2,200
PVH Corp. (a)	871	92,814
Quiksilver, Inc. (a)(b)	1,377	2,547
Ralph Lauren Corp.	628	82,582
Skechers U.S.A., Inc. (Class A) (a)(b)	438	31,497
Steven Madden, Ltd. (b)	1,250	47,500
Tumi Holdings, Inc. (a)(b)	483	11,814
Under Armour, Inc. (Class A) (a)(b)	1,756	141,797
Unifi, Inc. (b)	145	5,233
V.F. Corp.	3,791	285,500
Vera Bradley, Inc. (a)(b)	244	3,960
Wolverine World Wide, Inc. (a)	1,028	34,387

		2,193,069

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	952	12,328
Bank Mutual Corp.	483	3,536
Beneficial Bancorp, Inc. (b)	372	4,200
BofI Holding, Inc. (a)(b)	95	8,839
Brookline Bancorp, Inc.	776	7,799
Capitol Federal Financial, Inc.	1,598	19,975
Charter Financial Corp. (a)	244	2,806
Dime Community Bancshares	339	5,458
Essent Group, Ltd. (b)	430	10,281
EverBank Financial Corp.	822	14,821
Federal Agricultural Mortgage Corp. (Class C) (a)	95	2,678
First Defiance Financial Corp.	95	3,118
Flagstar Bancorp, Inc. (b)	244	3,540
Fox Chase Bancorp, Inc.	95	1,599
Home Loan Servicing Solutions, Ltd. (a)	993	16,424
HomeStreet, Inc. (b)	145	2,656
Hudson City Bancorp, Inc.	5,623	58,929
MGIC Investment Corp. (a)(b)	3,344	32,203
Nationstar Mortgage Holdings, Inc. (a)(b)	244	6,044
New York Community Bancorp, Inc. (a)	4,727	79,083
Northfield Bancorp, Inc. (a)	632	9,366
Northwest Bancshares, Inc.	1,019	12,075
OceanFirst Financial Corp.	137	2,366
Ocwen Financial Corp. (a)(b)	1,115	9,199
Oritani Financial Corp.	483	7,028
PennyMac Financial Services, Inc. (Class A) (b)	145	2,461
People’s United Financial, Inc. (a)	3,525	53,580
Provident Financial Services, Inc.	628	11,712
Radian Group, Inc. (a)	1,827	30,675
Territorial Bancorp, Inc. (a)	95	2,257
TFS Financial Corp.	822	12,067
TrustCo Bank Corp. NY (a)	1,004	6,907
United Financial Bancorp, Inc.	1,246	15,488
Walker & Dunlop, Inc. (b)	194	3,440
Washington Federal, Inc.	1,115	24,313
WSFS Financial Corp.	99	7,487

		506,738

TOBACCO — 1.2%
Alliance One International, Inc. (b)	921	1,013
Altria Group, Inc.	21,650	1,082,933
Lorillard, Inc.	4,035	263,687
Philip Morris International, Inc.	16,941	1,276,165
Reynolds American, Inc.	3,337	229,953
Universal Corp.	291	13,724
Vector Group, Ltd. (a)	692	15,203

		2,882,678

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (a)	1,065	40,193
Aircastle, Ltd.	727	16,328
Applied Industrial Technologies, Inc.	429	19,451
Beacon Roofing Supply, Inc. (b)	533	16,683
CAI International, Inc. (b)	194	4,767
DXP Enterprises, Inc. (b)	95	4,188
Fastenal Co. (a)	3,121	129,319
GATX Corp.	483	28,004
H&E Equipment Services, Inc.	289	7,222
HD Supply Holdings, Inc. (b)	1,173	36,545
Houston Wire & Cable Co.	194	1,888
Kaman Corp. (a)	249	10,565
MRC Global, Inc. (a)(b)	871	10,321
MSC Industrial Direct Co., Inc. (Class A) (a)	483	34,873
NOW, Inc. (a)(b)	1,128	24,410
Rush Enterprises, Inc. (Class A) (b)	388	10,616
TAL International Group, Inc. (b)	339	13,807
Textainer Group Holdings, Ltd.	244	7,317
Titan Machinery, Inc. (a)(b)	194	2,590
United Rentals, Inc. (a)(b)	1,019	92,892
Veritiv Corp. (b)	83	3,663
W.W. Grainger, Inc. (a)	642	151,390
Watsco, Inc.	291	36,579
WESCO International, Inc. (a)(b)	429	29,983

		733,594

TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
Wesco Aircraft Holdings, Inc. (a)(b)	438	6,710

WATER UTILITIES — 0.1%
American States Water Co.	388	15,477
American Water Works Co., Inc.	1,883	102,077
Aqua America, Inc. (a)	1,877	49,459
Artesian Resources Corp. (Class A)	76	1,626
California Water Service Group	483	11,838
Connecticut Water Service, Inc.	114	4,142

SPDR Russell 3000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

SJW Corp.	145	$4,482

		189,101

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Leap Wireless International, Inc. (b)(f)	1,438	3,624
NTELOS Holdings Corp. (a)	145	696
SBA Communications Corp. (Class A) (b)	1,356	158,788
Shenandoah Telecommunications Co.	291	9,068
Spok Holdings, Inc.	244	4,677
Sprint Corp. (a)(b)	9,844	46,660
T-Mobile US, Inc. (b)	2,822	89,429
Telephone & Data Systems, Inc.	1,021	25,423
US Cellular Corp. (a)(b)	145	5,179

		343,544

TOTAL COMMON STOCKS —
(Cost $200,754,057)		247,583,704

RIGHTS — 0.0% (e)
PHARMACEUTICALS — 0.0% (e)
Furiex Pharmaceuticals (CVR) (expiring 7/2/16) (b)(c) (Cost $1,954)	200	1,630

WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Magnum Hunter Resources Corp. (expiring 04/15/16) (a)(b)(f) (Cost $0)	468	0

SHORT TERM INVESTMENTS — 6.2%
MONEY MARKET FUNDS — 6.2%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	14,587,094	14,587,094
State Street Institutional Liquid Reserves Fund 0.10% (h)(i)	957,565	957,565

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,544,659)		15,544,659

TOTAL INVESTMENTS — 105.7% (j)
(Cost $216,300,670)		263,129,993
OTHER ASSETS & LIABILITIES — (5.7)%		(14,252,430)

NET ASSETS — 100.0%		$248,877,563

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
CVR = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
BE Aerospace, Inc. (a)	297	$18,895
Boeing Co.	2,202	330,476
Exelis, Inc.	560	13,647
General Dynamics Corp.	937	127,179
Hexcel Corp.	297	15,272
Honeywell International, Inc.	2,339	243,981
Huntington Ingalls Industries, Inc.	143	20,042
KLX, Inc. (b)	148	5,704
L-3 Communications Holdings, Inc.	275	34,592
Lockheed Martin Corp.	818	166,021
Northrop Grumman Corp.	598	96,254
Orbital ATK, Inc.	178	13,640
Precision Castparts Corp.	435	91,350
Raytheon Co.	931	101,712
Rockwell Collins, Inc.	399	38,524
Spirit Aerosystems Holdings, Inc. (Class A) (b)	352	18,378
Textron, Inc.	850	37,681
TransDigm Group, Inc. (a)	152	33,245
Triumph Group, Inc. (a)	156	9,316
United Technologies Corp.	2,771	324,761
Vectrus, Inc. (b)	30	765

		1,741,435

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (a)	467	34,194
Expeditors International of Washington, Inc.	604	29,101
FedEx Corp.	882	145,927
United Parcel Service, Inc. (Class B)	2,139	207,354

		416,576

AIRLINES — 0.7%
Alaska Air Group, Inc.	416	27,531
American Airlines Group, Inc. (a)	2,196	115,905
Copa Holdings SA (Class A) (a)	104	10,501
Delta Air Lines, Inc.	2,537	114,064
Southwest Airlines Co.	2,121	93,960
Spirit Airlines, Inc. (b)	251	19,417
United Continental Holdings, Inc. (b)	1,100	73,975

		455,353

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	709	42,880
Gentex Corp.	862	15,775
Goodyear Tire & Rubber Co.	742	20,093
Johnson Controls, Inc.	1,948	98,257
Lear Corp.	231	25,599
TRW Automotive Holdings Corp. (b)	329	34,496
Visteon Corp. (b)	139	13,400

		250,500

AUTOMOBILES — 0.7%
Ford Motor Co.	11,786	190,226
General Motors Co.	4,780	179,250
Harley-Davidson, Inc.	680	41,303
Tesla Motors, Inc. (a)(b)	285	53,800
Thor Industries, Inc.	133	8,407

		472,986

BANKS — 5.4%
Associated Banc-Corp. (a)	488	9,077
Bank of America Corp.	31,521	485,108
Bank of Hawaii Corp. (a)	130	7,957
BankUnited, Inc.	319	10,444
BB&T Corp.	2,193	85,505
BOK Financial Corp. (a)	69	4,224
CIT Group, Inc.	553	24,951
Citigroup, Inc.	9,154	471,614
Citizens Financial Group, Inc. (a)	474	11,438
City National Corp.	143	12,739
Comerica, Inc. (a)	558	25,183
Commerce Bancshares, Inc. (a)	256	10,834
Cullen/Frost Bankers, Inc. (a)	167	11,536
East West Bancorp, Inc.	407	16,467
Fifth Third Bancorp	2,586	48,746
First Horizon National Corp. (a)	711	10,160
First Niagara Financial Group, Inc.	1,054	9,317
First Republic Bank	457	26,090
Fulton Financial Corp.	580	7,157
Huntington Bancshares, Inc. (a)	2,485	27,459
JPMorgan Chase & Co.	11,355	687,886
KeyCorp	2,705	38,303
M&T Bank Corp. (a)	383	48,641
PacWest Bancorp (a)	270	12,660
PNC Financial Services Group, Inc.	1,628	151,795
Popular, Inc. (b)	312	10,730
Regions Financial Corp.	4,179	39,492
Signature Bank (a)(b)	146	18,919
SunTrust Banks, Inc.	1,615	66,360
SVB Financial Group (b)	162	20,581
Synovus Financial Corp.	460	12,885
TCF Financial Corp.	485	7,624
U.S. Bancorp	5,106	222,979
Wells Fargo & Co.	14,278	776,723
Zions Bancorporation (a)	559	15,093

		3,446,677

BEVERAGES — 1.9%
Brown-Forman Corp. (Class B)	450	40,658
Coca-Cola Co.	11,926	483,599
Coca-Cola Enterprises, Inc.	777	34,343
Constellation Brands, Inc. (Class A) (b)	465	54,038
Dr. Pepper Snapple Group, Inc.	597	46,853
Molson Coors Brewing Co. (Class B)	407	30,301
Monster Beverage Corp. (b)	449	62,139
PepsiCo, Inc.	4,545	434,593

		1,186,524

BIOTECHNOLOGY — 3.1%
Alexion Pharmaceuticals, Inc. (b)	609	105,540
Alkermes PLC (a)(b)	429	26,156
Alnylam Pharmaceuticals, Inc. (a)(b)	207	21,615
Amgen, Inc.	2,274	363,499
Biogen, Inc. (b)	710	299,790
BioMarin Pharmaceutical, Inc. (b)	454	56,578
Celgene Corp. (b)	2,405	277,248
Gilead Sciences, Inc. (b)	4,629	454,244
Incyte Corp. (b)	429	39,322
Intercept Pharmaceuticals, Inc. (a)(b)	39	10,999
Juno Therapeutics, Inc. (b)	10	607
Medivation, Inc. (a)(b)	240	30,977

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Myriad Genetics, Inc. (a)(b)	231	$8,177
Pharmacyclics, Inc. (b)	180	46,071
Regeneron Pharmaceuticals, Inc. (a)(b)	238	107,452
Seattle Genetics, Inc. (a)(b)	294	10,393
United Therapeutics Corp. (a)(b)	143	24,658
Vertex Pharmaceuticals, Inc. (b)	703	82,933

		1,966,259

BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	231	15,168
Allegion PLC	292	17,862
Armstrong World Industries, Inc. (b)	190	10,919
Fortune Brands Home & Security, Inc.	482	22,885
Lennox International, Inc.	152	16,977
Masco Corp. (a)	1,063	28,382
Owens Corning (a)	368	15,971
USG Corp. (a)(b)	264	7,049

		135,213

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (b)	157	33,721
Ameriprise Financial, Inc.	562	73,532
Artisan Partners Asset Management, Inc.	48	2,182
Bank of New York Mellon Corp.	3,435	138,224
BlackRock, Inc.	388	141,946
Charles Schwab Corp.	3,483	106,023
E*TRADE Financial Corp. (b)	849	24,243
Eaton Vance Corp.	363	15,115
Federated Investors, Inc. (Class B) (a)	276	9,354
Franklin Resources, Inc.	1,202	61,687
Goldman Sachs Group, Inc.	1,349	253,572
Interactive Brokers Group, Inc. (Class A) (a)	146	4,967
Invesco, Ltd.	1,312	52,073
Lazard, Ltd. (Class A)	373	19,616
Legg Mason, Inc.	337	18,602
LPL Investment Holdings, Inc. (a)	288	12,632
Morgan Stanley	4,631	165,280
Northern Trust Corp.	706	49,173
NorthStar Asset Management Group, Inc.	526	12,277
Raymond James Financial, Inc. (a)	363	20,611
SEI Investments Co.	419	18,474
State Street Corp. (c)	1,289	94,780
T. Rowe Price Group, Inc.	777	62,922
TD Ameritrade Holding Corp.	817	30,441
Waddell & Reed Financial, Inc. (Class A) (a)	260	12,880

		1,434,327

CHEMICALS — 2.4%
Air Products & Chemicals, Inc. (a)	627	94,853
Airgas, Inc.	241	25,573
Albemarle Corp.	374	19,762
Ashland, Inc.	195	24,825
Axalta Coating Systems, Ltd. (b)	126	3,480
Cabot Corp. (a)	195	8,775
Celanese Corp. (Series A)	464	25,919
CF Industries Holdings, Inc.	136	38,580
Cytec Industries, Inc.	249	13,456
Dow Chemical Co. (a)	3,586	172,056
E. I. du Pont de Nemours & Co.	2,727	194,899
Eastman Chemical Co.	461	31,929
Ecolab, Inc.	826	94,478
FMC Corp. (a)	406	23,244
Huntsman Corp.	542	12,016
International Flavors & Fragrances, Inc.	246	28,880
LyondellBasell Industries NV (Class A) (a)	1,223	107,379
Monsanto Co. (a)	1,438	161,833
Mosaic Co.	984	45,323
NewMarket Corp. (a)	26	12,423
Platform Specialty Products Corp. (a)(b)	264	6,774
PPG Industries, Inc.	422	95,178
Praxair, Inc.	874	105,527
Rayonier Advanced Materials, Inc. (a)	123	1,833
RPM International, Inc.	395	18,956
Scotts Miracle-Gro Co. (Class A)	130	8,732
Sherwin-Williams Co.	258	73,401
Sigma-Aldrich Corp.	365	50,461
Valspar Corp. (a)	259	21,764
W.R. Grace & Co. (b)	221	21,850
Westlake Chemical Corp.	119	8,561

		1,552,720

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp. (a)	516	21,424
Cintas Corp.	304	24,815
Clean Harbors, Inc. (a)(b)	182	10,334
Copart, Inc. (b)	335	12,586
Covanta Holding Corp. (a)	313	7,021
KAR Auction Services, Inc.	464	17,600
Pitney Bowes, Inc. (a)	599	13,969
R.R. Donnelley & Sons Co.	546	10,478
Republic Services, Inc.	795	32,245
Rollins, Inc. (a)	295	7,295
Stericycle, Inc. (a)(b)	251	35,248
Tyco International PLC	1,199	51,629
Waste Connections, Inc.	368	17,715
Waste Management, Inc.	1,381	74,892

		337,251

COMMUNICATIONS EQUIPMENT — 1.5%
Arista Networks, Inc. (a)(b)	52	3,668
Arris Group, Inc. (b)	387	11,182
Brocade Communications Systems, Inc.	1,309	15,531
Cisco Systems, Inc.	15,323	421,766
CommScope Holding Co., Inc. (b)	142	4,053
EchoStar Corp. (Class A) (b)	120	6,206
F5 Networks, Inc. (b)	241	27,700
Harris Corp.	322	25,361
JDS Uniphase Corp. (b)	688	9,026
Juniper Networks, Inc.	1,269	28,654
Motorola Solutions, Inc.	592	39,469
Palo Alto Networks, Inc. (a)(b)	174	25,418
QUALCOMM, Inc.	5,057	350,652
Riverbed Technology, Inc. (b)	481	10,058

		978,744

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)(b)	487	15,009
Chicago Bridge & Iron Co. NV (a)	319	15,714
Fluor Corp.	476	27,208
Jacobs Engineering Group, Inc. (a)(b)	386	17,432

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

KBR, Inc.	460	$6,661
Quanta Services, Inc. (b)	603	17,204

		99,228

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	146	12,200
Martin Marietta Materials, Inc. (a)	175	24,465
Vulcan Materials Co.	412	34,731

		71,396

CONSUMER FINANCE — 0.8%
Ally Financial, Inc. (b)	786	16,490
American Express Co.	2,686	209,830
Capital One Financial Corp.	1,726	136,043
Discover Financial Services	1,393	78,496
Navient Corp.	1,300	26,429
Santander Consumer USA Holdings, Inc.	220	5,091
SLM Corp. (a)	1,305	12,111
Synchrony Financial (a)(b)	360	10,926

		495,416

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (a)	195	12,386
Avery Dennison Corp.	271	14,339
Ball Corp.	434	30,658
Bemis Co., Inc.	312	14,449
Crown Holdings, Inc. (b)	429	23,174
Greif, Inc. (Class A)	91	3,573
MeadWestvaco Corp.	524	26,132
Owens-Illinois, Inc. (b)	491	11,450
Packaging Corp. of America	300	23,457
Rock-Tenn Co. (Class A)	438	28,251
Sealed Air Corp.	635	28,931
Silgan Holdings, Inc.	106	6,162
Sonoco Products Co.	300	13,638

		236,600

DISTRIBUTORS — 0.1%
Genuine Parts Co.	457	42,588
LKQ Corp. (b)	895	22,876

		65,464

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Education Group, Inc. (b)	284	5,373
DeVry Education Group, Inc.	183	6,105
Graham Holdings Co. (Class B)	13	13,645
H&R Block, Inc.	806	25,849
Service Corp. International	627	16,333
ServiceMaster Global Holdings, Inc. (b)	119	4,016

		71,321

DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. (Class B) (b)	5,483	791,307
CBOE Holdings, Inc.	260	14,925
CME Group, Inc. (a)	946	89,596
FNFV Group (b)	197	2,778
Intercontinental Exchange, Inc.	342	79,778
Leucadia National Corp.	1,074	23,939
McGraw Hill Financial, Inc.	823	85,098
Moody’s Corp.	578	59,996
MSCI, Inc.	364	22,317
NASDAQ OMX Group, Inc.	358	18,236
Voya Financial, Inc.	396	17,072

		1,205,042

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc. (a)	15,538	507,316
CenturyLink, Inc. (a)	1,699	58,700
Frontier Communications Corp. (a)	3,120	21,996
Level 3 Communications, Inc. (b)	871	46,895
Verizon Communications, Inc. (a)	12,402	603,109
Windstream Holdings, Inc. (a)	1,761	13,031
Zayo Group Holdings, Inc. (b)	12	336

		1,251,383

ELECTRIC UTILITIES — 1.6%
American Electric Power Co., Inc.	1,448	81,450
Duke Energy Corp.	2,096	160,931
Edison International	973	60,783
Entergy Corp.	544	42,154
Eversource Energy (a)	932	47,085
Exelon Corp. (a)	2,547	85,605
FirstEnergy Corp.	1,246	43,685
Great Plains Energy, Inc.	454	12,113
Hawaiian Electric Industries, Inc.	289	9,283
ITC Holdings Corp.	465	17,405
NextEra Energy, Inc.	1,304	135,681
OGE Energy Corp.	590	18,650
Pepco Holdings, Inc.	689	18,486
Pinnacle West Capital Corp.	316	20,145
PPL Corp.	1,936	65,166
Southern Co.	2,665	118,006
Westar Energy, Inc. (a)	342	13,256
Xcel Energy, Inc.	1,513	52,667

		1,002,551

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	130	21,861
AMETEK, Inc.	740	38,880
Babcock & Wilcox Co.	335	10,750
Eaton Corp. PLC	1,409	95,727
Emerson Electric Co.	2,118	119,921
Hubbell, Inc. (Class B)	172	18,855
Regal-Beloit Corp.	130	10,390
Rockwell Automation, Inc.	412	47,788
SolarCity Corp. (a)(b)	80	4,102

		368,274

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. (Class A)	939	55,335
Arrow Electronics, Inc. (b)	308	18,834
Avnet, Inc.	409	18,201
AVX Corp.	143	2,041
CDW Corp.	260	9,682
Corning, Inc.	3,904	88,543
Dolby Laboratories, Inc. (Class A)	133	5,075
FLIR Systems, Inc.	429	13,419
Ingram Micro, Inc. (Class A) (a)(b)	458	11,505
IPG Photonics Corp. (a)(b)	94	8,714
Jabil Circuit, Inc. (a)	599	14,005
Keysight Technologies, Inc. (b)	522	19,392
Knowles Corp. (a)(b)	257	4,952
Mettler-Toledo International, Inc. (b)	94	30,893
National Instruments Corp. (a)	300	9,612

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Tech Data Corp. (b)	117	$6,759
Trimble Navigation, Ltd. (b)	761	19,177
Vishay Intertechnology, Inc. (a)	393	5,431
Zebra Technologies Corp. (Class A) (a)(b)	156	14,152

		355,722

ENERGY EQUIPMENT & SERVICES — 1.2%
Atwood Oceanics, Inc. (a)	175	4,919
Baker Hughes, Inc.	1,319	83,862
Cameron International Corp. (b)	624	28,155
Diamond Offshore Drilling, Inc. (a)	205	5,492
Dresser-Rand Group, Inc. (a)(b)	238	19,123
Dril-Quip, Inc. (b)	117	8,002
FMC Technologies, Inc. (a)(b)	697	25,796
Frank’s International NV (a)	124	2,319
Halliburton Co.	2,508	110,051
Helmerich & Payne, Inc. (a)	286	19,468
Nabors Industries, Ltd.	901	12,299
National Oilwell Varco, Inc. (a)	1,282	64,087
Oceaneering International, Inc.	319	17,204
Oil States International, Inc. (a)(b)	154	6,124
Patterson-UTI Energy, Inc. (a)	439	8,242
Rowan Cos. PLC (Class A) (a)	339	6,004
RPC, Inc. (a)	180	2,306
Schlumberger, Ltd.	3,931	328,003
Seadrill, Ltd. (a)	1,052	9,836
Seventy Seven Energy, Inc. (a)(b)	120	498
Superior Energy Services, Inc.	494	11,036
Tidewater, Inc. (a)	143	2,737
Unit Corp. (a)(b)	143	4,001

		779,564

FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	1,319	199,822
CVS Health Corp.	3,496	360,822
Kroger Co.	1,516	116,217
Rite Aid Corp. (b)	2,873	24,966
Sprouts Farmers Market, Inc. (a)(b)	317	11,168
Sysco Corp. (a)	1,758	66,329
Wal-Mart Stores, Inc.	4,811	395,705
Walgreens Boots Alliance, Inc.	2,860	242,185
Whole Foods Market, Inc.	1,100	57,288

		1,474,502

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	1,958	92,809
Bunge, Ltd.	438	36,074
Campbell Soup Co. (a)	528	24,578
ConAgra Foods, Inc.	1,255	45,845
Flowers Foods, Inc.	546	12,416
General Mills, Inc.	1,895	107,257
Hain Celestial Group, Inc. (a)(b)	270	17,294
Hershey Co.	448	45,208
Hormel Foods Corp.	398	22,626
Ingredion, Inc.	233	18,132
J.M. Smucker Co. (a)	319	36,918
Kellogg Co. (a)	751	49,528
Keurig Green Mountain, Inc. (a)	442	49,385
Kraft Foods Group, Inc.	1,764	153,671
McCormick & Co., Inc. (a)	389	29,996
Mead Johnson Nutrition Co.	606	60,921
Mondelez International, Inc. (Class A) (a)	5,058	182,543
Pilgrim’s Pride Corp. (a)	190	4,292
Pinnacle Foods, Inc.	119	4,856
Tyson Foods, Inc. (Class A)	832	31,866
WhiteWave Foods Co. (Class A) (b)	540	23,944

		1,050,159

GAS UTILITIES — 0.1%
AGL Resources, Inc.	354	17,576
Atmos Energy Corp.	279	15,429
National Fuel Gas Co. (a)	211	12,730
Questar Corp. (a)	544	12,980
UGI Corp.	506	16,490

		75,205

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Abbott Laboratories	4,491	208,068
Alere, Inc. (b)	247	12,078
Align Technology, Inc. (a)(b)	257	13,823
Baxter International, Inc.	1,613	110,491
Becton, Dickinson and Co.	628	90,175
Boston Scientific Corp. (b)	3,989	70,805
C.R. Bard, Inc.	227	37,988
Cooper Cos., Inc.	137	25,677
DENTSPLY International, Inc.	426	21,679
Edwards Lifesciences Corp. (b)	329	46,869
Halyard Health, Inc. (a)(b)	142	6,986
Hill-Rom Holdings, Inc.	179	8,771
Hologic, Inc. (a)(b)	774	25,561
IDEXX Laboratories, Inc. (a)(b)	158	24,408
Intuitive Surgical, Inc. (b)	106	53,533
Medtronic PLC	4,314	336,449
ResMed, Inc. (a)	419	30,076
Sirona Dental Systems, Inc. (b)	167	15,028
St. Jude Medical, Inc. (a)	844	55,198
Stryker Corp.	1,033	95,294
Teleflex, Inc. (a)	118	14,258
Varian Medical Systems, Inc. (b)	316	29,732
Zimmer Holdings, Inc.	501	58,878

		1,391,825

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Aetna, Inc.	1,056	112,496
AmerisourceBergen Corp.	682	77,523
Anthem, Inc.	830	128,160
athenahealth, Inc. (a)(b)	117	13,969
Brookdale Senior Living, Inc. (b)	546	20,617
Cardinal Health, Inc.	1,015	91,624
Catamaran Corp. (b)	612	36,438
Centene Corp. (a)(b)	339	23,964
Cigna Corp.	795	102,905
Community Health Systems, Inc. (a)(b)	354	18,507
DaVita HealthCare Partners, Inc. (b)	539	43,810
Envision Healthcare Holdings, Inc. (a)(b)	257	9,856
Express Scripts Holding Co. (b)	2,184	189,506
HCA Holdings, Inc. (b)	962	72,371
Health Net, Inc. (b)	235	14,215
Henry Schein, Inc. (b)	261	36,441
Humana, Inc. (a)	464	82,601

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Laboratory Corp. of America Holdings (b)	320	$40,349
LifePoint Hospitals, Inc. (b)	142	10,430
McKesson Corp.	684	154,721
MEDNAX, Inc. (b)	307	22,260
Omnicare, Inc.	327	25,199
Patterson Cos., Inc. (a)	263	12,832
Premier, Inc. (Class A) (a)(b)	91	3,420
Quest Diagnostics, Inc. (a)	377	28,972
Tenet Healthcare Corp. (a)(b)	296	14,655
UnitedHealth Group, Inc.	2,957	349,783
Universal Health Services, Inc. (Class B)	270	31,782
VCA, Inc. (b)	260	14,253

		1,783,659

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	533	6,375
Cerner Corp. (a)(b)	876	64,176
IMS Health Holdings, Inc. (a)(b)	222	6,009
Inovalon Holdings, Inc. (Class A) (b)	100	3,021
Veeva Systems, Inc. (Class A) (a)(b)	57	1,455

		81,036

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	210	6,642
Brinker International, Inc. (a)	205	12,620
Carnival Corp.	1,248	59,704
Chipotle Mexican Grill, Inc. (b)	92	59,850
Choice Hotels International, Inc.	84	5,382
Darden Restaurants, Inc. (a)	382	26,488
Domino’s Pizza, Inc.	169	16,993
Dunkin’ Brands Group, Inc. (a)	271	12,889
Hilton Worldwide Holdings, Inc. (b)	431	12,766
Hyatt Hotels Corp. (Class A) (b)	113	6,692
Las Vegas Sands Corp. (a)	1,158	63,736
Marriott International, Inc. (Class A) (a)	584	46,907
McDonald’s Corp.	2,993	291,638
MGM Resorts International (a)(b)	1,105	23,238
Norwegian Cruise Line Holdings, Ltd. (b)	260	14,043
Panera Bread Co. (Class A) (a)(b)	87	13,920
Restaurant Brands International LP	2	74
Restaurant Brands International, Inc.	570	21,894
Royal Caribbean Cruises, Ltd. (a)	496	40,598
SeaWorld Entertainment, Inc.	118	2,275
Six Flags Entertainment Corp. (a)	201	9,730
Starbucks Corp.	2,255	213,548
Starwood Hotels & Resorts Worldwide, Inc. (a)	569	47,511
Wendy’s Co.	784	8,546
Wyndham Worldwide Corp. (a)	308	27,865
Wynn Resorts, Ltd.	240	30,211
Yum! Brands, Inc.	1,342	105,642

		1,181,402

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	885	25,205
Garmin, Ltd. (a)	368	17,487
GoPro, Inc. (Class A) (a)(b)	110	4,775
Harman International Industries, Inc. (a)	208	27,795
Jarden Corp. (a)(b)	612	32,375
Leggett & Platt, Inc. (a)	424	19,542
Lennar Corp. (Class A) (a)	500	25,905
Mohawk Industries, Inc. (b)	190	35,293
Newell Rubbermaid, Inc.	854	33,366
NVR, Inc. (b)	14	18,601
Pulte Group, Inc.	1,146	25,476
Taylor Morrison Home Corp. (Class A) (a)(b)	92	1,918
Tempur Sealy International, Inc. (b)	182	10,509
Toll Brothers, Inc. (a)(b)	510	20,063
Tupperware Brands Corp. (a)	154	10,629
Whirlpool Corp.	231	46,676

		355,615

HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	412	35,193
Clorox Co. (a)	383	42,279
Colgate-Palmolive Co.	2,761	191,448
Energizer Holdings, Inc.	181	24,987
Kimberly-Clark Corp.	1,139	121,998
Procter & Gamble Co.	8,101	663,796
Spectrum Brands Holdings, Inc.	64	5,732

		1,085,433

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp. (a)	2,255	28,977
Calpine Corp. (b)	1,141	26,095
NRG Energy, Inc.	966	24,333

		79,405

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	1,952	321,982
Carlisle Cos., Inc.	200	18,526
Danaher Corp.	1,808	153,499
General Electric Co.	30,054	745,640
Roper Industries, Inc. (a)	298	51,256

		1,290,903

INSURANCE — 3.0%
ACE, Ltd.	1,005	112,047
Aflac, Inc.	1,371	87,758
Alleghany Corp. (b)	50	24,350
Allied World Assurance Company Holdings, Ltd.	311	12,564
Allstate Corp.	1,296	92,236
American Financial Group, Inc.	242	15,524
American International Group, Inc.	4,144	227,050
American National Insurance Co.	26	2,558
Aon PLC	837	80,452
Arch Capital Group, Ltd. (b)	399	24,578
Arthur J. Gallagher & Co.	508	23,749
Aspen Insurance Holdings, Ltd.	194	9,163
Assurant, Inc.	229	14,063
Assured Guaranty, Ltd.	503	13,274
Axis Capital Holdings, Ltd.	344	17,744
Brown & Brown, Inc.	358	11,853
Chubb Corp. (a)	718	72,590
Cincinnati Financial Corp.	486	25,894
CNA Financial Corp.	85	3,522
Endurance Specialty Holdings, Ltd.	130	7,948
Erie Indemnity Co. (Class A) (a)	85	7,417
Everest Re Group, Ltd.	156	27,144

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

FNF Group (a)	833	$30,621
Genworth Financial, Inc. (Class A) (b)	1,471	10,753
Hanover Insurance Group, Inc.	130	9,435
Hartford Financial Services Group, Inc.	1,255	52,484
HCC Insurance Holdings, Inc.	302	17,114
Lincoln National Corp.	848	48,726
Loews Corp.	938	38,299
Markel Corp. (b)	40	30,758
Marsh & McLennan Cos., Inc.	1,637	91,819
MBIA, Inc. (b)	419	3,897
Mercury General Corp. (a)	78	4,504
MetLife, Inc.	2,785	140,782
Old Republic International Corp. (a)	770	11,504
PartnerRe, Ltd.	175	20,008
Principal Financial Group, Inc. (a)	846	43,459
ProAssurance Corp.	182	8,356
Progressive Corp.	1,766	48,035
Prudential Financial, Inc.	1,385	111,229
Reinsurance Group of America, Inc.	224	20,875
RenaissanceRe Holdings, Ltd.	135	13,464
StanCorp Financial Group, Inc.	130	8,918
Torchmark Corp.	404	22,188
Travelers Cos., Inc.	964	104,237
Unum Group	815	27,490
Validus Holdings, Ltd. (a)	306	12,883
W.R. Berkley Corp.	319	16,113
White Mountains Insurance Group, Ltd.	17	11,637
XL Group PLC (a)	852	31,354

		1,904,420

INTERNET & CATALOG RETAIL — 1.3%
Amazon.com, Inc. (b)	1,123	417,868
Expedia, Inc. (a)	310	29,180
Groupon, Inc. (a)	1,291	9,308
Liberty Interactive Corp. (Class A) (b)	1,560	45,537
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	209	6,644
Liberty Ventures, (Series A) (b)	430	18,064
Netflix, Inc. (a)(b)	179	74,588
Priceline Group, Inc. (b)	154	179,279
TripAdvisor, Inc. (a)(b)	329	27,363
zulily, Inc. (Class A) (a)(b)	39	507

		808,338

INTERNET SOFTWARE & SERVICES — 3.3%
Akamai Technologies, Inc. (b)	518	36,801
AOL, Inc. (b)	234	9,269
CoStar Group, Inc. (a)(b)	91	18,002
eBay, Inc. (b)	3,830	220,914
Equinix, Inc.	167	38,886
Facebook, Inc. (Class A) (b)	5,925	487,124
Google, Inc. (Class A) (b)	841	466,503
Google, Inc. (Class C) (b)	852	466,896
HomeAway, Inc. (a)(b)	295	8,900
IAC/InterActiveCorp.	226	15,248
LendingClub Corp. (b)	200	3,930
LinkedIn Corp. (Class A) (a)(b)	307	76,707
Pandora Media, Inc. (a)(b)	627	10,164
Rackspace Hosting, Inc. (b)	354	18,263
Twitter, Inc. (b)	1,545	77,374
VeriSign, Inc. (a)(b)	304	20,359
Yahoo!, Inc. (b)	2,830	125,751
Yelp, Inc. (a)(b)	136	6,440
Zillow Group, Inc. (Class A) (a)(b)	145	14,543

		2,122,074

IT SERVICES — 3.3%
Accenture PLC (Class A)	1,902	178,198
Alliance Data Systems Corp. (a)(b)	176	52,140
Amdocs, Ltd.	481	26,166
Automatic Data Processing, Inc.	1,443	123,578
Booz Allen Hamilton Holding Corp.	221	6,396
Broadridge Financial Solutions, Inc.	364	20,024
Cognizant Technology Solutions Corp. (Class A) (b)	1,789	111,616
Computer Sciences Corp.	438	28,593
CoreLogic, Inc. (b)	283	9,981
DST Systems, Inc.	103	11,403
Fidelity National Information Services, Inc.	861	58,600
Fiserv, Inc. (b)	744	59,074
FleetCor Technologies, Inc. (b)	249	37,579
Gartner, Inc. (b)	277	23,226
Genpact, Ltd. (b)	495	11,509
Global Payments, Inc.	143	13,110
International Business Machines Corp.	2,850	457,425
Jack Henry & Associates, Inc.	265	18,521
Leidos Holdings, Inc.	224	9,399
Mastercard, Inc. (Class A)	3,020	260,898
Paychex, Inc. (a)	963	47,779
Sabre Corp. (a)	134	3,256
Teradata Corp. (a)(b)	484	21,364
Total System Services, Inc.	491	18,732
Vantiv, Inc. (Class A) (a)(b)	387	14,590
VeriFone Systems, Inc. (a)(b)	300	10,467
Visa, Inc. (Class A) (a)	6,000	392,460
Western Union Co. (a)	1,644	34,212
Xerox Corp.	3,612	46,414

		2,106,710

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (a)	345	21,818
Mattel, Inc. (a)	1,024	23,398
Polaris Industries, Inc. (a)	200	28,220
Vista Outdoor, Inc. (b)	183	7,836

		81,272

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	1,045	43,420
Bio-Rad Laboratories, Inc. (Class A) (b)	65	8,787
Bio-Techne Corp.	105	10,530
Bruker Corp. (a)(b)	325	6,003
Charles River Laboratories International, Inc. (b)	143	11,338
Illumina, Inc. (a)(b)	425	78,897
PerkinElmer, Inc. (a)	336	17,183
Qiagen NV (a)(b)	692	17,438
Quintiles Transnational Holdings, Inc. (a)(b)	187	12,523
Thermo Fisher Scientific, Inc.	1,202	161,477
VWR Corp. (a)(b)	14	364
Waters Corp. (b)	250	31,080

		399,040

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

MACHINERY — 1.8%
AGCO Corp. (a)	279	$13,292
Allison Transmission Holdings, Inc.	372	11,882
Caterpillar, Inc. (a)	1,863	149,096
Colfax Corp. (a)(b)	258	12,314
Crane Co.	143	8,925
Cummins, Inc.	568	78,747
Deere & Co. (a)	995	87,252
Donaldson Co., Inc. (a)	431	16,253
Dover Corp. (a)	506	34,975
Flowserve Corp.	427	24,121
Graco, Inc.	182	13,133
IDEX Corp.	247	18,730
Illinois Tool Works, Inc.	990	96,169
Ingersoll-Rand PLC	764	52,013
ITT Corp.	273	10,895
Joy Global, Inc. (a)	317	12,420
Kennametal, Inc. (a)	234	7,883
Lincoln Electric Holdings, Inc. (a)	253	16,544
Manitowoc Co., Inc. (a)	393	8,473
Middleby Corp. (b)	169	17,348
Navistar International Corp. (a)(b)	169	4,985
Nordson Corp. (a)	203	15,903
Oshkosh Corp. (a)	253	12,344
PACCAR, Inc.	1,053	66,486
Pall Corp.	327	32,827
Parker-Hannifin Corp.	442	52,501
Pentair PLC (a)	607	38,174
Snap-On, Inc.	177	26,030
SPX Corp.	141	11,971
Stanley Black & Decker, Inc.	474	45,201
Terex Corp. (a)	297	7,897
Timken Co. (a)	266	11,209
Toro Co.	169	11,850
Trinity Industries, Inc. (a)	468	16,619
Valmont Industries, Inc. (a)	70	8,602
WABCO Holdings, Inc. (b)	172	21,135
Wabtec Corp.	280	26,603
Xylem, Inc.	566	19,821

		1,120,623

MARINE — 0.0% (d)
Kirby Corp. (b)	167	12,533

MEDIA — 3.7%
AMC Networks, Inc. (Class A) (b)	180	13,795
Cablevision Systems Corp. (Class A) (a)	583	10,669
CBS Corp. (Class B) (a)	1,539	93,310
Charter Communications, Inc. (Class A) (b)	250	48,278
Cinemark Holdings, Inc.	339	15,279
Clear Channel Outdoor Holdings, Inc. (Class A)	130	1,316
Comcast Corp. (Class A) (a)	7,788	439,788
DIRECTV (b)	1,428	121,523
Discovery Communications, Inc. (Series A) (a)(b)	712	21,901
Discovery Communications, Inc. (Series C) (b)	712	20,986
DISH Network Corp. (Class A) (b)	623	43,647
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	221	5,348
Gannett Co., Inc.	679	25,177
Interpublic Group of Cos., Inc.	1,327	29,353
John Wiley & Sons, Inc. (Class A)	128	7,826
Liberty Broadband Corp. (Class A) (b)	73	4,123
Liberty Broadband Corp. (Class C) (b)	192	10,867
Liberty Media Corp. (Class A) (b)	297	11,449
Liberty Media Corp. (Class C) (b)	594	22,691
Lions Gate Entertainment Corp. (a)	236	8,005
Live Nation Entertainment, Inc. (b)	399	10,067
Madison Square Garden Co. (Class A) (b)	197	16,676
Morningstar, Inc.	62	4,644
News Corp. (Class A) (a)(b)	1,517	24,287
Omnicom Group, Inc. (a)	768	59,889
Regal Entertainment Group (Class A) (a)	247	5,641
Scripps Networks Interactive, Inc. (Class A) (a)	318	21,802
Sirius XM Holdings, Inc. (a)(b)	7,335	28,020
Starz (Class A) (a)(b)	336	11,562
Thomson Reuters Corp.	1,096	44,454
Time Warner Cable, Inc.	846	126,799
Time Warner, Inc.	2,488	210,087
Twenty-First Century Fox, Inc. (Class A) (a)	5,743	194,343
Viacom, Inc. (Class B)	1,194	81,550
Walt Disney Co.	5,190	544,379

		2,339,531

METALS & MINING — 0.4%
Alcoa, Inc.	3,605	46,577
Allegheny Technologies, Inc.	325	9,753
Carpenter Technology Corp. (a)	146	5,676
Cliffs Natural Resources, Inc. (a)	419	2,015
Compass Minerals International, Inc.	104	9,694
Freeport-McMoRan, Inc. (a)	3,072	58,214
Newmont Mining Corp.	1,490	32,348
Nucor Corp. (a)	944	44,868
Reliance Steel & Aluminum Co. (a)	243	14,842
Royal Gold, Inc. (a)	215	13,569
Southern Copper Corp. (a)	460	13,423
Steel Dynamics, Inc. (a)	661	13,286
Tahoe Resources, Inc.	247	2,707
TimkenSteel Corp. (a)	131	3,468
United States Steel Corp. (a)	429	10,468

		280,908

MULTI-UTILITIES — 1.1%
Alliant Energy Corp.	346	21,798
Ameren Corp.	733	30,933
CenterPoint Energy, Inc.	1,308	26,696
CMS Energy Corp. (a)	794	27,719
Consolidated Edison, Inc. (a)	873	53,253
Dominion Resources, Inc.	1,721	121,967
DTE Energy Co.	519	41,878
Integrys Energy Group, Inc.	243	17,501
MDU Resources Group, Inc.	525	11,203
NiSource, Inc. (a)	954	42,129
PG&E Corp. (a)	1,442	76,527
Public Service Enterprise Group, Inc.	1,505	63,090
SCANA Corp. (a)	413	22,711
Sempra Energy	721	78,603

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

TECO Energy, Inc. (a)	646	$12,532
Vectren Corp.	247	10,903
Wisconsin Energy Corp.	679	33,610

		693,053

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (a)	167	8,021
Dillard’s, Inc. (Class A) (a)	77	10,511
Dollar General Corp. (b)	931	70,179
Dollar Tree, Inc. (b)	654	53,069
Family Dollar Stores, Inc.	288	22,821
J.C. Penney Co., Inc. (a)(b)	899	7,561
Kohl’s Corp. (a)	657	51,410
Macy’s, Inc.	1,080	70,103
Nordstrom, Inc.	426	34,216
Sears Holdings Corp. (a)(b)	124	5,131
Target Corp. (a)	1,904	156,261

		489,283

OIL, GAS & CONSUMABLE FUELS — 6.3%
Anadarko Petroleum Corp.	1,489	123,304
Antero Resources Corp. (a)(b)	136	4,804
Apache Corp.	1,155	69,681
Cabot Oil & Gas Corp.	1,244	36,735
California Resources Corp. (a)	951	7,237
Cheniere Energy, Inc. (b)	714	55,264
Chesapeake Energy Corp. (a)	1,683	23,831
Chevron Corp.	5,733	601,850
Cimarex Energy Co.	252	29,003
Cobalt International Energy, Inc. (a)(b)	870	8,187
Concho Resources, Inc. (b)	354	41,036
ConocoPhillips	3,638	226,502
CONSOL Energy, Inc. (a)	647	18,045
Continental Resources, Inc. (a)(b)	252	11,005
CVR Energy, Inc. (a)	40	1,702
Denbury Resources, Inc. (a)	1,106	8,063
Devon Energy Corp.	1,195	72,070
Energen Corp.	211	13,926
EOG Resources, Inc.	1,618	148,354
EP Energy Corp. (Class A) (a)(b)	104	1,090
EQT Corp.	458	37,954
Exxon Mobil Corp.	12,823	1,089,955
Golar LNG, Ltd. (a)	136	4,526
Gulfport Energy Corp. (a)(b)	240	11,018
Hess Corp. (a)	798	54,160
HollyFrontier Corp. (a)	588	23,679
Kinder Morgan, Inc.	4,104	172,614
Kosmos Energy, Ltd. (b)	302	2,389
Laredo Petroleum, Inc. (a)(b)	144	1,878
Marathon Oil Corp.	2,105	54,962
Marathon Petroleum Corp.	763	78,124
Memorial Resource Development Corp. (b)	124	2,200
Murphy Oil Corp. (a)	568	26,469
Newfield Exploration Co. (b)	407	14,282
Noble Energy, Inc.	1,067	52,176
Oasis Petroleum, Inc. (a)(b)	278	3,953
Occidental Petroleum Corp.	2,380	173,740
ONEOK, Inc. (a)	621	29,957
PBF Energy, Inc.	298	10,108
Peabody Energy Corp. (a)	852	4,192
Phillips 66	1,706	134,092
Pioneer Natural Resources Co. (a)	442	72,271
QEP Resources, Inc.	545	11,363
Range Resources Corp. (a)	484	25,187
Rice Energy, Inc. (a)(b)	212	4,613
SandRidge Energy, Inc. (a)(b)	1,472	2,620
SM Energy Co. (a)	207	10,698
Southwestern Energy Co. (a)(b)	1,054	24,442
Spectra Energy Corp. (a)	1,981	71,653
Targa Resources Corp.	117	11,207
Teekay Corp. (a)	121	5,635
Tesoro Corp.	391	35,694
Ultra Petroleum Corp. (a)(b)	455	7,112
Valero Energy Corp.	1,611	102,492
Whiting Petroleum Corp. (a)(b)	492	15,203
Williams Cos., Inc.	2,271	114,890
World Fuel Services Corp. (a)	221	12,703
WPX Energy, Inc. (a)(b)	599	6,547

		4,018,447

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	205	9,475
International Paper Co.	1,293	71,748
Weyerhaeuser Co.	1,612	53,438

		134,661

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	1,290	10,307
Coty, Inc. (Class A) (a)(b)	246	5,970
Estee Lauder Cos., Inc. (Class A)	684	56,881
Herbalife, Ltd. (a)	251	10,733
Nu Skin Enterprises, Inc. (Class A) (a)	170	10,236

		94,127

PHARMACEUTICALS — 5.6%
AbbVie, Inc.	4,808	281,460
Actavis PLC (b)	1,071	318,751
Bristol-Myers Squibb Co.	4,984	321,468
Eli Lilly & Co.	2,937	213,373
Endo International PLC (b)	536	48,079
Hospira, Inc. (b)	496	43,569
Jazz Pharmaceuticals PLC (a)(b)	182	31,448
Johnson & Johnson	8,510	856,106
Mallinckrodt PLC (a)(b)	340	43,061
Merck & Co., Inc.	8,720	501,226
Mylan NV (a)(b)	1,127	66,887
Perrigo Co. PLC	414	68,538
Pfizer, Inc.	19,055	662,923
Salix Pharmaceuticals, Ltd. (a)(b)	185	31,970
Zoetis, Inc.	1,490	68,972

		3,557,831

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	127	16,302
Equifax, Inc.	356	33,108
IHS, Inc. (Class A) (b)	200	22,752
ManpowerGroup, Inc.	244	21,021
Nielsen NV	798	35,567
Robert Half International, Inc.	445	26,931
Towers Watson & Co. (Class A) (a)	185	24,454
Verisk Analytics, Inc. (Class A) (a)(b)	461	32,915

		213,050

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 3.3%
Alexandria Real Estate Equities, Inc.	208	$20,392
American Campus Communities, Inc.	297	12,732
American Capital Agency Corp.	960	20,477
American Homes 4 Rent (Class A)	301	4,982
American Realty Capital Properties, Inc.	2,728	26,871
American Tower Corp.	1,263	118,911
Annaly Capital Management, Inc.	2,818	29,307
Apartment Investment & Management Co. (Class A)	499	19,641
AvalonBay Communities, Inc. (a)	390	67,958
BioMed Realty Trust, Inc.	565	12,803
Boston Properties, Inc.	455	63,918
Brandywine Realty Trust (a)	478	7,638
Brixmor Property Group, Inc. (a)	145	3,850
Camden Property Trust	247	19,298
CBL & Associates Properties, Inc.	485	9,603
Chimera Investment Corp.	3,055	9,593
Columbia Property Trust, Inc.	387	10,457
Corporate Office Properties Trust (a)	263	7,727
Corrections Corp. of America (a)	345	13,890
Crown Castle International Corp.	1,002	82,705
DDR Corp. (a)	928	17,279
Digital Realty Trust, Inc. (a)	384	25,329
Douglas Emmett, Inc.	429	12,788
Duke Realty Corp.	897	19,528
Equity Commonwealth (b)	360	9,558
Equity Lifestyle Properties, Inc.	257	14,122
Equity Residential	1,067	83,077
Essex Property Trust, Inc. (a)	192	44,141
Extra Space Storage, Inc.	304	20,541
Federal Realty Investment Trust (a)	208	30,620
Gaming and Leisure Properties, Inc.	249	9,181
General Growth Properties, Inc.	1,745	51,565
HCP, Inc.	1,340	57,901
Health Care REIT, Inc.	1,052	81,383
Healthcare Trust of America, Inc. (Class A) (a)	407	11,339
Home Properties, Inc. (a)	159	11,017
Hospitality Properties Trust	421	13,889
Host Hotels & Resorts, Inc. (a)	2,245	45,304
Iron Mountain, Inc. (a)	555	20,246
Kilroy Realty Corp.	254	19,347
Kimco Realty Corp.	1,209	32,462
Lamar Advertising Co. (Class A) (a)	215	12,743
Liberty Property Trust	428	15,280
Macerich Co.	466	39,298
MFA Financial, Inc.	1,071	8,418
Mid-America Apartment Communities, Inc.	251	19,395
National Retail Properties, Inc.	354	14,503
NorthStar Realty Finance Corp. (a)	748	13,554
OMEGA Healthcare Investors, Inc. (a)	360	14,605
Outfront Media, Inc.	464	13,883
Paramount Group, Inc. (a)	370	7,141
Piedmont Office Realty Trust, Inc. (Class A)	486	9,044
Plum Creek Timber Co., Inc.	494	21,464
Post Properties, Inc.	157	8,938
ProLogis, Inc.	1,460	63,598
Public Storage	429	84,573
Rayonier, Inc. (a)	366	9,867
Realty Income Corp. (a)	681	35,140
Regency Centers Corp.	268	18,235
Retail Properties of America, Inc. (Class A)	793	12,712
Senior Housing Properties Trust	605	13,425
Simon Property Group, Inc.	923	180,576
SL Green Realty Corp. (a)	280	35,946
Spirit Realty Capital, Inc. (a)	1,062	12,829
Starwood Property Trust, Inc. (a)	621	15,090
Tanger Factory Outlet Centers, Inc.	283	9,953
Taubman Centers, Inc.	200	15,426
Two Harbors Investment Corp. (a)	1,104	11,724
UDR, Inc. (a)	707	24,059
Urban Edge Properties	280	6,636
Ventas, Inc. (a)	962	70,245
Vornado Realty Trust	559	62,608
Weingarten Realty Investors	403	14,500
WP Carey, Inc. (a)	297	20,196
WP GLIMCHER, Inc.	475	7,899

		2,116,873

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. (b)	831	32,168
Forest City Enterprises, Inc. (Class A) (b)	472	12,045
Howard Hughes Corp. (b)	117	18,137
Jones Lang LaSalle, Inc.	127	21,641
Realogy Holdings Corp. (b)	483	21,967

		105,958

ROAD & RAIL — 1.1%
AMERCO, Inc.	26	8,590
Avis Budget Group, Inc. (b)	322	19,003
Con-way, Inc. (a)	169	7,458
CSX Corp.	3,025	100,188
Genesee & Wyoming, Inc. (Class A) (b)	180	17,359
Hertz Global Holdings, Inc. (a)(b)	1,304	28,271
J.B. Hunt Transport Services, Inc.	268	22,886
Kansas City Southern	326	33,278
Landstar System, Inc. (a)	140	9,282
Norfolk Southern Corp.	934	96,127
Old Dominion Freight Line, Inc. (b)	203	15,692
Ryder Systems, Inc.	156	14,803
Union Pacific Corp.	2,743	297,094

		670,031

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Micro Devices, Inc. (a)(b)	1,805	4,837
Altera Corp.	949	40,722
Analog Devices, Inc.	924	58,212
Applied Materials, Inc.	3,630	81,893
Atmel Corp.	1,269	10,444
Avago Technologies, Ltd.	732	92,949
Broadcom Corp. (Class A)	1,574	68,146
Cree, Inc. (a)	335	11,889
First Solar, Inc. (b)	191	11,420
Freescale Semiconductor, Ltd. (b)	302	12,310
Intel Corp.	14,969	468,081
KLA-Tencor Corp.	494	28,795
Lam Research Corp.	484	33,994

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Linear Technology Corp.	747	$34,960
Marvell Technology Group, Ltd.	1,181	17,361
Maxim Integrated Products, Inc.	856	29,797
Microchip Technology, Inc. (a)	575	28,117
Micron Technology, Inc. (a)(b)	3,136	85,080
NVIDIA Corp. (a)	1,703	35,635
ON Semiconductor Corp. (b)	1,249	15,125
Skyworks Solutions, Inc.	566	55,632
SunEdison, Inc. (a)(b)	786	18,864
SunPower Corp. (a)(b)	138	4,321
Teradyne, Inc.	579	10,914
Texas Instruments, Inc.	3,276	187,338
Xilinx, Inc. (a)	779	32,952

		1,479,788

SOFTWARE — 3.7%
Activision Blizzard, Inc. (a)	1,441	32,747
Adobe Systems, Inc. (b)	1,484	109,727
Ansys, Inc. (b)	284	25,046
Autodesk, Inc. (b)	665	38,996
CA, Inc.	969	31,599
Cadence Design Systems, Inc. (a)	800	14,752
CDK Global, Inc.	481	22,492
Citrix Systems, Inc. (b)	461	29,444
Electronic Arts, Inc. (b)	907	53,345
FactSet Research Systems, Inc. (a)	131	20,855
FireEye, Inc. (a)(b)	300	11,775
Fortinet, Inc. (a)(b)	400	13,980
Informatica Corp. (b)	326	14,297
Intuit, Inc.	869	84,258
Microsoft Corp.	24,770	1,007,024
NetSuite, Inc. (a)(b)	109	10,111
Nuance Communications, Inc. (b)	774	11,107
Oracle Corp.	9,817	423,604
PTC, Inc. (b)	381	13,781
Red Hat, Inc. (b)	565	42,799
Rovi Corp. (a)(b)	310	5,645
Salesforce.com, Inc. (a)(b)	1,830	122,262
ServiceNow, Inc. (b)	380	29,936
SolarWinds, Inc. (b)	200	10,248
Solera Holdings, Inc.	217	11,210
Splunk, Inc. (b)	321	19,003
Symantec Corp.	2,063	48,202
Synopsys, Inc. (b)	438	20,288
Tableau Software, Inc. (Class A) (b)	137	12,675
VMware, Inc. (Class A) (a)(b)	252	20,667
Workday, Inc. (Class A) (a)(b)	278	23,466
Zynga, Inc. (Class A) (a)(b)	1,813	5,167

		2,340,508

SPECIALTY RETAIL — 2.6%
Aaron’s, Inc.	215	6,087
Abercrombie & Fitch Co. (Class A) (a)	227	5,003
Advance Auto Parts, Inc.	225	33,680
Ascena Retail Group, Inc. (a)(b)	378	5,485
AutoNation, Inc. (b)	159	10,228
AutoZone, Inc. (b)	95	64,805
Bed Bath & Beyond, Inc. (a)(b)	547	41,996
Best Buy Co., Inc.	844	31,895
Cabela’s, Inc. (a)(b)	145	8,117
CarMax, Inc. (a)(b)	686	47,341
Chico’s FAS, Inc. (a)	479	8,473
CST Brands, Inc. (a)	193	8,459
Dick’s Sporting Goods, Inc.	256	14,589
DSW, Inc. (Class A)	211	7,782
Foot Locker, Inc. (a)	442	27,846
GameStop Corp. (Class A) (a)	346	13,134
Gap, Inc. (a)	816	35,357
GNC Holdings, Inc. (Class A)	287	14,083
Home Depot, Inc.	4,098	465,574
L Brands, Inc.	704	66,380
Lowe’s Cos., Inc.	3,048	226,741
Michaels Cos., Inc. (a)(b)	112	3,031
Murphy USA, Inc. (a)(b)	142	10,277
O’Reilly Automotive, Inc. (b)	323	69,845
Penske Automotive Group, Inc. (a)	128	6,591
Ross Stores, Inc.	632	66,587
Sally Beauty Holdings, Inc. (b)	500	17,185
Signet Jewelers, Ltd.	238	33,032
Staples, Inc.	1,961	31,935
Tiffany & Co.	335	29,483
TJX Cos., Inc.	2,120	148,506
Tractor Supply Co. (a)	414	35,215
Ulta Salon Cosmetics & Fragrance, Inc. (b)	196	29,567
Urban Outfitters, Inc. (a)(b)	323	14,745
Williams-Sonoma, Inc.	301	23,993

		1,663,047

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.3%
3D Systems Corp. (a)(b)	318	8,720
Apple, Inc.	18,064	2,247,703
Diebold, Inc. (a)	195	6,915
EMC Corp.	6,202	158,523
Hewlett-Packard Co.	5,637	175,649
Lexmark International, Inc. (Class A) (a)	180	7,621
NCR Corp. (b)	488	14,401
NetApp, Inc. (a)	944	33,474
SanDisk Corp.	595	37,854
Stratasys, Ltd. (a)(b)	153	8,075
Western Digital Corp.	666	60,613

		2,759,548

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	170	15,720
Coach, Inc. (a)	835	34,594
Deckers Outdoor Corp. (b)	104	7,578
Fossil Group, Inc. (a)(b)	128	10,554
Hanesbrands, Inc.	1,188	39,810
Kate Spade & Co. (a)(b)	387	12,922
Michael Kors Holdings, Ltd. (b)	619	40,699
NIKE, Inc. (Class B)	2,093	209,991
PVH Corp.	244	26,001
Ralph Lauren Corp.	178	23,407
Under Armour, Inc. (Class A) (a)(b)	504	40,698
V.F. Corp.	1,040	78,322

		540,296

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,574	16,496
Nationstar Mortgage Holdings, Inc. (b)	65	1,610
New York Community Bancorp, Inc. (a)	1,280	21,414

SPDR Russell 1000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Ocwen Financial Corp. (a)(b)	286	$2,360
People’s United Financial, Inc. (a)	962	14,622
TFS Financial Corp.	231	3,391

		59,893

TOBACCO — 1.2%
Altria Group, Inc.	5,954	297,819
Lorillard, Inc.	1,117	72,996
Philip Morris International, Inc.	4,717	355,332
Reynolds American, Inc. (a)	945	65,120

		791,267

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp. (a)	330	12,454
Fastenal Co. (a)	879	36,421
GATX Corp. (a)	143	8,291
HD Supply Holdings, Inc. (b)	273	8,505
MRC Global, Inc. (a)(b)	260	3,081
MSC Industrial Direct Co., Inc. (Class A) (a)	137	9,892
NOW, Inc. (a)(b)	320	6,925
United Rentals, Inc. (a)(b)	300	27,348
Veritiv Corp. (a)(b)	24	1,059
W.W. Grainger, Inc. (a)	176	41,503
WESCO International, Inc. (a)(b)	130	9,086

		164,565

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	521	28,243
Aqua America, Inc. (a)	522	13,755

		41,998

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
SBA Communications Corp. (Class A) (b)	405	47,425
Sprint Corp. (a)(b)	2,247	10,651
T-Mobile US, Inc. (b)	772	24,465
Telephone & Data Systems, Inc.	280	6,972
US Cellular Corp. (a)(b)	39	1,393

		90,906

TOTAL COMMON STOCKS —
(Cost $49,167,786)		63,426,249

SHORT TERM INVESTMENTS — 9.3%
MONEY MARKET FUNDS — 9.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,819,575	5,819,575
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	58,794	58,794

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,878,369)		5,878,369

TOTAL INVESTMENTS — 109.1% (h)
(Cost $55,046,155)		69,304,618
OTHER ASSETS & LIABILITIES — (9.1)%		(5,764,512)

NET ASSETS — 100.0%		$63,540,106

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
AAR Corp. (a)	1,315	$40,371
Aerovironment, Inc. (a)(b)	661	17,523
American Science & Engineering, Inc. (a)	301	14,707
Astronics Corp. (b)	621	45,768
Astronics Corp. (Class B) (a)(b)	109	7,967
Cubic Corp.	712	36,860
Curtiss-Wright Corp.	1,692	125,107
DigitalGlobe, Inc. (a)(b)	2,648	90,217
Ducommun, Inc. (b)	374	9,687
Engility Holdings, Inc.	612	18,384
Erickson, Inc. (b)	102	441
Esterline Technologies Corp. (b)	1,107	126,663
GenCorp, Inc. (a)(b)	1,939	44,965
HEICO Corp. (a)	2,304	140,705
Keyw Holding Corp. (a)(b)	1,142	9,399
Kratos Defense & Security Solutions, Inc. (a)(b)	1,566	8,660
LMI Aerospace, Inc. (a)(b)	372	4,542
Moog, Inc. (Class A) (b)	1,416	106,271
National Presto Industries, Inc.	170	10,776
Sparton Corp. (a)(b)	356	8,722
Taser International, Inc. (b)	1,819	43,856
Teledyne Technologies, Inc. (b)	1,295	138,215

		1,049,806

AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)(b)	1,872	17,260
Atlas Air Worldwide Holdings, Inc. (a)(b)	860	36,997
Echo Global Logistics, Inc. (a)(b)	871	23,744
Forward Air Corp. (a)	1,071	58,155
HUB Group, Inc. (Class A) (b)	1,252	49,191
Park-Ohio Holdings Corp.	306	16,117
UTI Worldwide, Inc. (a)(b)	3,277	40,307
XPO Logistics, Inc. (a)(b)	1,891	85,984

		327,755

AIRLINES — 0.6%
Allegiant Travel Co.	472	90,761
Hawaiian Holdings, Inc. (b)	1,532	33,742
JetBlue Airways Corp. (a)(b)	8,637	166,262
Republic Airways Holdings, Inc. (b)	1,765	24,269
SkyWest, Inc. (a)	1,887	27,569
Virgin America, Inc. (b)	523	15,899

		358,502

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (b)	2,426	62,664
Cooper Tire & Rubber Co.	1,984	84,995
Cooper-Standard Holding, Inc. (b)	462	27,350
Dana Holding Corp.	5,924	125,352
Dorman Products, Inc. (a)(b)	882	43,879
Drew Industries, Inc.	814	50,094
Federal-Mogul Holdings Corp. (b)	973	12,951
Fox Factory Holding Corp. (b)	325	4,985
Fuel Systems Solutions, Inc. (a)(b)	512	5,652
Gentherm, Inc. (b)	1,193	60,258
Modine Manufacturing Co. (a)(b)	1,697	22,859
Motorcar Parts of America, Inc. (a)(b)	610	16,952
Remy International, Inc.	1,061	23,565
Shiloh Industries, Inc. (a)(b)	187	2,625
Spartan Motors, Inc.	1,240	6,014
Standard Motor Products, Inc.	732	30,934
Stoneridge, Inc. (b)	1,040	11,742
Strattec Security Corp. (a)	119	8,787
Superior Industries International, Inc.	836	15,825
Tenneco, Inc. (b)	2,069	118,802
Tower International, Inc. (b)	698	18,567

		754,852

AUTOMOBILES — 0.0% (c)
Winnebago Industries, Inc. (a)	1,035	22,004

BANKS — 7.7%
1st Source Corp.	559	17,961
American National Bankshares, Inc. (a)	293	6,616
Ameris Bancorp	814	21,481
Ames National Corp.	369	9,170
Arrow Financial Corp. (a)	378	10,263
Banc of California, Inc.	955	11,756
Bancfirst Corp. (a)	267	16,282
Banco Latinoamericano de Comercio Exterior SA	1,068	35,020
Bancorp, Inc. (b)	1,188	10,728
BancorpSouth, Inc. (a)	3,389	78,693
Bank of Kentucky Financial Corp.	221	10,840
Bank of Marin Bancorp (a)	173	8,806
Bank of the Ozarks, Inc. (a)	3,003	110,901
Banner Corp.	700	32,130
BBCN Bancorp, Inc.	2,856	41,326
Berkshire Hills Bancorp, Inc.	916	25,373
Blue Hills Bancorp, Inc. (b)	944	12,480
BNC Bancorp	628	11,367
Boston Private Financial Holdings, Inc.	2,874	34,919
Bridge Bancorp, Inc. (a)	488	12,605
Bridge Capital Holdings (a)(b)	340	8,877
Bryn Mawr Bank Corp.	475	14,445
Camden National Corp. (a)	284	11,315
Capital Bank Financial Corp. (Class A) (a)(b)	783	21,619
Capital City Bank Group, Inc. (a)	476	7,735
Cardinal Financial Corp. (a)	1,049	20,959
Cascade Bancorp (a)(b)	1,073	5,150
Cathay General Bancorp	2,800	79,660
Centerstate Banks, Inc. (a)	1,288	15,340
Central Pacific Financial Corp. (a)	579	13,300
Century Bancorp, Inc. (Class A)	119	4,724
Chemical Financial Corp.	1,136	35,625
Citizens & Northern Corp. (a)	454	9,162
City Holding Co.	564	26,525
CNB Financial Corp. (a)	492	8,374
CoBiz Financial, Inc.	1,269	15,634
Columbia Banking System, Inc.	1,953	56,578
Community Bank System, Inc.	1,440	50,962
Community Trust Bancorp, Inc. (a)	541	17,940
CommunityOne Bancorp (b)	369	3,631
ConnectOne Bancorp, Inc. (a)	849	16,521
CU Bancorp (b)	338	7,689

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Customers Bancorp, Inc. (a)(b)	931	$22,679
CVB Financial Corp. (a)	3,600	57,384
Eagle Bancorp, Inc. (a)(b)	874	33,562
Enterprise Bancorp, Inc. (a)	255	5,419
Enterprise Financial Services Corp.	615	12,706
F.N.B. Corp.	5,983	78,617
FCB Financial Holdings, Inc. (Class A) (b)	283	7,746
Fidelity Southern Corp.	522	8,811
Financial Institutions, Inc.	505	11,580
First Bancorp (a)	701	12,310
First Bancorp, Inc. (a)	352	6,142
First BanCorp- Puerto Rico (a)(b)	3,540	21,948
First Busey Corp.	2,617	17,508
First Business Financial Services, Inc. (a)	135	5,837
First Citizens BancShares, Inc. (Class A)	330	85,698
First Commonwealth Financial Corp. (a)	2,992	26,928
First Community Bancshares, Inc. (a)	695	12,183
First Connecticut Bancorp, Inc. (a)	632	9,714
First Financial Bancorp	2,108	37,543
First Financial Bankshares, Inc. (a)	2,149	59,398
First Financial Corp. (a)	411	14,751
First Interstate Bancsystem, Inc.	627	17,443
First Merchants Corp.	1,308	30,790
First Midwest Bancorp, Inc.	2,567	44,589
First NBC Bank Holding Co. (b)	510	16,820
First of Long Island Corp.	438	11,169
FirstMerit Corp. (a)	5,736	109,328
Flushing Financial Corp. (a)	1,137	22,820
German American Bancorp, Inc. (a)	457	13,449
Glacier Bancorp, Inc.	2,616	65,792
Great Southern Bancorp, Inc. (a)	377	14,850
Great Western Bancorp, Inc. (a)	629	13,844
Guaranty Bancorp	530	8,989
Hampton Roads Bankshares, Inc. (b)	1,222	2,310
Hancock Holding Co.	2,801	83,638
Hanmi Financial Corp. (a)	1,124	23,773
Heartland Financial USA, Inc.	522	17,033
Heritage Commerce Corp. (a)	763	6,966
Heritage Financial Corp.	1,040	17,680
Heritage Oaks Bancorp	649	5,393
Hilltop Holdings, Inc. (b)	2,667	51,846
Home Bancshares, Inc.	1,837	62,256
HomeTrust Bancshares, Inc. (a)(b)	763	12,185
Horizon Bancorp (a)	301	7,040
Hudson Valley Holding Corp.	501	12,806
IBERIABANK Corp. (a)	1,105	69,648
Independent Bank Corp.	778	9,982
Independent Bank Corp.-Massachusetts	845	37,070
Independent Bank Group, Inc. (a)	307	11,945
International Bancshares Corp.	1,918	49,925
Investors Bancorp, Inc.	12,389	145,199
Lakeland Bancorp, Inc.	1,355	15,582
Lakeland Financial Corp.	597	24,226
LegacyTexas Financial Group, Inc.	1,448	32,913
Macatawa Bank Corp. (a)	819	4,382
MainSource Financial Group, Inc. (a)	746	14,651
MB Financial, Inc.	2,265	70,917
Mercantile Bank Corp. (a)	575	11,241
Merchants Bancshares, Inc.	221	6,447
Metro Bancorp, Inc. (a)	513	14,143
MidSouth Bancorp, Inc. (a)	289	4,263
MidWestOne Financial Group, Inc.	238	6,861
National Bank Holdings Corp. (Class A)	1,267	23,832
National Bankshares, Inc.	258	7,699
National Penn Bancshares, Inc.	4,229	45,546
NBT Bancorp, Inc.	1,492	37,389
NewBridge Bancorp	1,268	11,311
Northrim BanCorp, Inc.	236	5,791
OFG Bancorp	1,667	27,205
Old Line Bancshares, Inc.	287	4,535
Old National Bancorp	4,091	58,051
Opus Bank	182	5,620
Pacific Continental Corp.	662	8,752
Pacific Premier Bancorp, Inc. (b)	582	9,423
Palmetto Bancshares, Inc.	153	2,907
Park National Corp.	462	39,529
Park Sterling Corp.	1,617	11,481
Peapack Gladstone Financial Corp. (a)	556	12,010
Penns Woods Bancorp, Inc. (a)	170	8,315
Peoples Bancorp, Inc. (a)	394	9,314
Peoples Financial Services Corp.	258	11,576
Pinnacle Financial Partners, Inc.	1,274	56,642
Preferred Bank (a)	427	11,730
PrivateBancorp, Inc.	2,508	88,206
Prosperity Bancshares, Inc.	2,413	126,634
Renasant Corp. (a)	1,087	32,664
Republic Bancorp, Inc. (Class A) (a)	340	8,408
Republic First Bancorp, Inc. (b)	1,051	3,815
S&T Bancorp, Inc.	1,070	30,367
Sandy Spring Bancorp, Inc.	888	23,292
Seacoast Banking Corp. of Florida (b)	763	10,888
Sierra Bancorp (a)	445	7,431
Simmons First National Corp. (Class A)	610	27,737
South State Corp. (a)	885	60,525
Southside Bancshares, Inc.	793	22,751
Southwest Bancorp, Inc. (a)	701	12,471
Square 1 Financial, Inc. (Class A) (b)	238	6,371
State Bank Financial Corp.	1,154	24,234
Sterling Bancorp	3,007	40,324
Stock Yards Bancorp, Inc.	488	16,802
Stonegate Bank (a)	340	10,265
Suffolk Bancorp	420	9,979
Sun Bancorp, Inc. (b)	287	5,427
Susquehanna Bancshares, Inc.	6,596	90,431
Talmer Bancorp, Inc. (Class A)	645	9,878
Texas Capital Bancshares, Inc. (b)	1,561	75,943
Tompkins Financial Corp. (a)	509	27,410
TowneBank (a)	1,458	23,445
Trico Bancshares	742	17,904
TriState Capital Holdings, Inc. (a)(b)	749	7,842
Triumph Bancorp, Inc. (b)	300	4,098
Trustmark Corp. (a)	2,411	58,539
UMB Financial Corp.	1,311	69,339
Umpqua Holdings Corp.	5,669	97,393
Union Bankshares Corp.	1,660	36,869
United Bankshares, Inc. (a)	2,396	90,042

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

United Community Banks, Inc.	1,785	$33,701
Univest Corp. of Pennsylvania	612	12,111
Valley National Bancorp	7,740	73,066
Washington Trust Bancorp, Inc.	509	19,439
Webster Financial Corp.	3,074	113,892
WesBanco, Inc.	1,158	37,728
West Bancorporation, Inc. (a)	497	9,885
Westamerica Bancorporation (a)	899	38,846
Western Alliance Bancorp (b)	2,667	79,050
Wilshire Bancorp, Inc. (a)	2,602	25,942
Wintrust Financial Corp.	1,631	77,766
Yadkin Financial Corp. (a)(b)	614	12,464

		4,841,422

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)(b)	293	78,348
Coca-Cola Hellenic Bottling Co.	184	20,803
Craft Brew Alliance, Inc. (b)	374	5,101
National Beverage Corp. (b)	411	10,033

		114,285

BIOTECHNOLOGY — 6.2%
ACADIA Pharmaceuticals, Inc. (b)	2,810	91,578
Acceleron Pharma, Inc. (b)	562	21,390
Achillion Pharmaceuticals, Inc. (b)	4,005	39,489
Acorda Therapeutics, Inc. (a)(b)	1,442	47,990
Actinium Pharmaceuticals, Inc. (b)	648	1,601
Aegerion Pharmaceuticals, Inc. (b)	1,041	27,243
Agenus, Inc. (a)(b)	2,121	10,881
Agios Pharmaceuticals, Inc. (b)	514	48,470
Akebia Therapeutics, Inc. (b)	268	2,977
Alder Biopharmaceuticals, Inc. (a)(b)	273	7,879
AMAG Pharmaceuticals, Inc. (a)(b)	769	42,034
Anacor Pharmaceuticals, Inc. (b)	1,197	69,246
Applied Genetic Technologies Corp. (b)	166	3,318
Ardelyx, Inc. (b)	144	1,885
Arena Pharmaceuticals, Inc. (a)(b)	7,864	34,366
ARIAD Pharmaceuticals, Inc. (a)(b)	5,603	46,169
Array BioPharma, Inc. (a)(b)	5,012	36,938
Arrowhead Research Corp. (a)(b)	1,767	11,954
Atara Biotherapeutics, Inc. (a)(b)	193	8,023
Auspex Pharmaceuticals, Inc. (b)	340	34,092
Avalanche Biotechnologies, Inc. (b)	283	11,467
BioCryst Pharmaceuticals, Inc. (a)(b)	2,390	21,582
BioSpecifics Technologies Corp. (b)	100	3,915
Biotime, Inc. (a)(b)	1,985	9,865
Bluebird Bio, Inc. (b)	886	107,002
Calithera Biosciences, Inc. (b)	274	4,499
Cara Therapeutics, Inc. (b)	199	2,000
Celldex Therapeutics, Inc. (a)(b)	3,022	84,223
Cellular Dynamics International, Inc. (b)	63	1,035
Cepheid, Inc. (a)(b)	2,408	137,015
Chelsea Therapeutics International, Ltd. (b)(d)	1,465	0
ChemoCentryx, Inc. (a)(b)	849	6,410
Chimerix, Inc. (a)(b)	1,060	39,951
Clovis Oncology, Inc. (b)	837	62,131
Coherus Biosciences, Inc. (a)(b)	209	6,391
CTI BioPharma Corp. (a)(b)	5,598	10,132
Cytokinetics, Inc. (b)	1,178	7,987
Cytori Therapeutics, Inc. (a)(b)	2,224	2,624
CytRx Corp. (a)(b)	1,900	6,403
Dicerna Pharmaceuticals, Inc. (b)	132	3,172
Durata Therapeutics, Inc. (b)(e)	580	481
Dyax Corp. (b)	4,768	79,888
Dynavax Technologies Corp. (a)(b)	1,059	23,753
Eleven Biotherapeutics, Inc. (b)	166	1,481
Emergent Biosolutions, Inc. (b)	973	27,984
Enanta Pharmaceuticals, Inc. (a)(b)	354	10,839
Epizyme, Inc. (b)	438	8,226
Esperion Therapeutics, Inc. (b)	203	18,798
Exact Sciences Corp. (a)(b)	3,072	67,645
Exelixis, Inc. (a)(b)	7,301	18,764
FibroGen, Inc. (b)	316	9,916
Five Prime Therapeutics, Inc. (a)(b)	790	18,052
Flexion Therapeutics, Inc. (a)(b)	168	3,783
Foundation Medicine, Inc. (b)	477	22,948
Galectin Therapeutics, Inc. (b)	610	2,044
Galena Biopharma, Inc. (b)	3,416	4,748
Genocea Biosciences, Inc. (b)	138	1,637
Genomic Health, Inc. (b)	607	18,544
Geron Corp. (b)	5,523	20,822
Halozyme Therapeutics, Inc. (b)	3,462	49,437
Heron Therapeutics, Inc. (b)	596	8,672
Hyperion Therapeutics, Inc. (b)	559	25,658
Idera Pharmaceuticals, Inc. (a)(b)	3,152	11,694
Immune Design Corp. (b)	244	5,151
ImmunoGen, Inc. (a)(b)	3,055	27,342
Immunomedics, Inc. (a)(b)	2,494	9,552
Infinity Pharmaceuticals, Inc. (b)	1,729	24,171
Inovio Pharmaceuticals, Inc. (a)(b)	2,051	16,736
Insmed, Inc. (b)	1,835	38,168
Insys Therapeutics, Inc. (a)(b)	343	19,939
Intrexon Corp. (b)	1,318	59,798
Ironwood Pharmaceuticals, Inc. (b)	4,114	65,824
Isis Pharmaceuticals, Inc. (a)(b)	4,141	263,657
Karyopharm Therapeutics, Inc. (a)(b)	594	18,182
Keryx Biopharmaceuticals, Inc. (a)(b)	3,453	43,957
Kindred Biosciences, Inc. (b)	273	1,949
Kite Pharma, Inc. (a)(b)	383	22,091
KYTHERA Biopharmaceuticals, Inc. (b)	595	29,839
Lexicon Pharmaceuticals, Inc. (b)	8,220	7,762
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	709	54,671
MacroGenics, Inc. (a)(b)	677	21,238
MannKind Corp. (a)(b)	7,758	40,342
Merrimack Pharmaceuticals, Inc. (a)(b)	3,549	42,162
MiMedx Group, Inc. (b)	3,353	34,871
Mirati Therapeutics, Inc. (b)	239	7,007
Momenta Pharmaceuticals, Inc. (b)	1,697	25,794
Nanoviricides, Inc. (b)	1,363	3,067
Navidea Biopharmaceuticals, Inc. (a)(b)	3,791	6,028
NeoStem, Inc. (a)(b)	802	2,037
Neuralstem, Inc. (a)(b)	2,334	4,435
Neurocrine Biosciences, Inc. (a)(b)	2,918	115,874
NewLink Genetics Corp. (a)(b)	675	36,929
Northwest Biotherapeutics, Inc. (a)(b)	1,208	8,903
Novavax, Inc. (a)(b)	8,124	67,186

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Ohr Pharmaceutical, Inc. (b)	713	$1,811
OncoMed Pharmaceuticals, Inc. (b)	426	10,982
Oncothyreon, Inc. (a)(b)	2,407	3,923
Ophthotech Corp. (b)	474	22,055
OPKO Health, Inc. (a)(b)	6,712	95,109
Orexigen Therapeutics, Inc. (b)	4,055	31,751
Organovo Holdings, Inc. (a)(b)	2,124	7,519
Osiris Therapeutics, Inc. (a)(b)	564	9,915
Otonomy, Inc. (a)(b)	283	10,007
OvaScience, Inc. (a)(b)	627	21,776
PDL BioPharma, Inc. (a)	5,755	40,486
Peregrine Pharmaceuticals, Inc. (a)(b)	4,686	6,326
Portola Pharmaceuticals, Inc. (b)	1,501	56,978
Progenics Pharmaceuticals, Inc. (a)(b)	2,520	15,070
Prothena Corp. PLC (a)(b)	1,003	38,254
PTC Therapeutics, Inc. (b)	836	50,871
Puma Biotechnology, Inc. (b)	791	186,763
Radius Health, Inc. (b)	283	11,648
Raptor Pharmaceutical Corp. (a)(b)	2,106	22,892
Receptos, Inc. (b)	769	126,800
Regulus Therapeutics, Inc. (b)	498	8,436
Repligen Corp. (a)(b)	1,125	34,155
Retrophin, Inc. (b)	644	15,430
Rigel Pharmaceuticals, Inc. (b)	3,144	11,224
Sage Therapeutics, Inc. (b)	189	9,493
Sangamo Biosciences, Inc. (a)(b)	2,390	37,475
Sarepta Therapeutics, Inc. (a)(b)	1,463	19,429
Spectrum Pharmaceuticals, Inc. (a)(b)	2,227	13,518
Stemline Therapeutics, Inc. (b)	587	8,494
Sunesis Pharmaceuticals, Inc. (b)	2,000	4,900
Synageva BioPharma Corp. (b)	768	74,903
Synergy Pharmaceuticals, Inc. (a)(b)	2,685	12,405
Synta Pharmaceuticals Corp. (a)(b)	2,670	5,180
T2 Biosystems, Inc. (b)	209	3,244
TESARO, Inc. (b)	659	37,827
TG Therapeutics, Inc. (b)	1,017	15,743
Threshold Pharmaceuticals, Inc. (a)(b)	1,616	6,561
Tokai Pharmaceuticals, Inc. (b)	300	3,390
Trius Therapeutics, Inc. (b)(e)	154	0
Ultragenyx Pharmaceutical, Inc. (b)	235	14,591
Vanda Pharmaceuticals, Inc. (a)(b)	1,202	11,179
Verastem, Inc. (a)(b)	1,075	10,933
Versartis, Inc. (b)	237	4,354
Vitae Pharmaceuticals, Inc. (a)(b)	300	3,513
Vital Therapies, Inc. (b)	171	4,277
Xencor, Inc. (b)	523	8,012
XOMA Corp. (a)(b)	3,019	10,989
Zafgen, Inc. (b)	244	9,665
ZIOPHARM Oncology, Inc. (a)(b)	3,197	34,432

		3,900,491

BUILDING PRODUCTS — 0.9%
AAON, Inc. (a)	1,524	37,384
Advanced Drainage Systems, Inc.	567	16,976
American Woodmark Corp. (b)	472	25,833
Apogee Enterprises, Inc. (a)	1,022	44,151
Builders FirstSource, Inc. (a)(b)	1,599	10,665
Continental Building Products, Inc. (b)	514	11,611
Gibraltar Industries, Inc. (b)	1,094	17,953
Griffon Corp. (a)	1,480	25,796
Insteel Industries, Inc. (a)	649	14,038
Masonite International Corp. (b)	1,035	69,614
NCI Building Systems, Inc. (a)(b)	1,028	17,764
Norcraft Cos, Inc. (b)	157	4,015
Nortek, Inc. (b)	325	28,681
Patrick Industries, Inc. (b)	316	19,677
PGT, Inc. (b)	1,818	20,316
Ply Gem Holdings, Inc. (a)(b)	776	10,088
Quanex Building Products Corp.	1,341	26,471
Simpson Manufacturing Co., Inc.	1,447	54,074
Trex Co., Inc. (a)(b)	1,183	64,509
Universal Forest Products, Inc.	717	39,779

		559,395

CAPITAL MARKETS — 1.5%
Arlington Asset Investment Corp. (Class A) (a)	694	16,698
Ashford, Inc. (a)(b)	28	3,325
BGC Partners, Inc. (Class A)	5,925	55,991
Calamos Asset Management, Inc. (Class A) (a)	768	10,329
CIFC Corp.	255	1,951
Cohen & Steers, Inc.	682	27,928
Cowen Group, Inc. (Class A) (a)(b)	4,230	21,996
Diamond Hill Investment Group, Inc. (a)	102	16,320
Evercore Partners, Inc. (Class A)	1,120	57,859
FBR & Co. (b)	308	7,118
Financial Engines, Inc.	1,751	73,244
FXCM, Inc. (Class A) (a)	1,685	3,589
GAMCO Investors, Inc. (Class A)	219	17,194
Greenhill & Co., Inc.	967	38,341
HFF, Inc. (Class A)	1,157	43,434
Intl. FCStone, Inc. (b)	505	15,014
Investment Technology Group, Inc. (b)	1,226	37,160
Janus Capital Group, Inc. (a)	5,138	88,322
KCG Holdings, Inc. (Class A) (a)(b)	1,538	18,856
Ladenburg Thalmann Financial Services, Inc. (a)(b)	3,773	14,564
Manning & Napier, Inc.	497	6,466
Moelis & Co. (Class A)	252	7,590
OM Asset Management PLC (a)	826	15,397
Oppenheimer Holdings, Inc. (Class A)	357	8,375
Piper Jaffray Co., Inc. (b)	594	31,161
Pzena Investment Management, Inc. (Class A) (a)	411	3,769
RCS Capital Corp. (Class A) (a)	439	4,671
Safeguard Scientifics, Inc. (a)(b)	763	13,795
Silvercrest Asset Management Group, Inc. (Class A) (a)	240	3,420
Stifel Financial Corp. (b)	2,311	128,838
Virtus Investment Partners, Inc.	240	31,385
Walter Investment Management Corp. (a)(b)	1,338	21,609
Westwood Holdings Group, Inc.	253	15,256
WisdomTree Investments, Inc. (a)	3,817	81,913

		942,878

CHEMICALS — 2.1%
A. Schulman, Inc. (a)	1,048	50,514
American Vanguard Corp. (a)	1,035	10,992
Axiall Corp.	2,432	114,158
Balchem Corp.	1,057	58,537
Calgon Carbon Corp.	1,731	36,472

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Chase Corp. (a)	237	$10,364
Chemtura Corp. (b)	2,481	67,706
Ferro Corp. (b)	2,630	33,006
Flotek Industries, Inc. (a)(b)	1,832	27,004
FutureFuel Corp.	797	8,185
H.B. Fuller Co. (a)	1,700	72,879
Hawkins, Inc.	321	12,195
Innophos Holdings, Inc.	785	44,243
Innospec, Inc.	832	38,596
Intrepid Potash, Inc. (a)(b)	1,967	22,719
KMG Chemicals, Inc.	272	7,271
Koppers Holdings, Inc. (a)	762	14,996
Kraton Performance Polymers, Inc. (b)	1,158	23,403
Kronos Worldwide, Inc.	710	8,981
LSB Industries, Inc. (a)(b)	692	28,600
Marrone Bio Innovations, Inc. (a)(b)	67	259
Minerals Technologies, Inc.	1,210	88,451
Olin Corp. (a)	2,687	86,091
OM Group, Inc.	1,156	34,715
Omnova Solutions, Inc. (a)(b)	1,701	14,510
PolyOne Corp.	3,162	118,101
Quaker Chemical Corp. (a)	479	41,022
Rentech, Inc. (a)(b)	8,165	9,145
Senomyx, Inc. (a)(b)	1,447	6,381
Sensient Technologies Corp.	1,684	115,994
Stepan Co.	684	28,495
Trecora Resources (a)(b)	729	8,894
Tredegar Corp.	899	18,079
Trinseo SA (a)(b)	378	7,484
Tronox, Ltd. (Class A)	2,089	42,469
Zep, Inc.	820	13,965

		1,324,876

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	1,969	62,732
ACCO Brands Corp. (b)	4,108	34,137
ARC Document Solutions, Inc. (b)	1,306	12,054
Brady Corp. (Class A)	1,646	46,565
Brink’s Co. (a)	1,735	47,938
Casella Waste Systems, Inc. (Class A) (a)(b)	1,391	7,650
Ceco Environmental Corp.	599	6,355
Cenveo, Inc. (a)(b)	1,922	4,113
Civeo Corp. (a)	3,191	8,105
Deluxe Corp.	1,699	117,707
Ennis, Inc.	950	13,414
G & K Services, Inc. (Class A) (a)	727	52,729
Healthcare Services Group, Inc. (a)	2,526	81,160
Heritage-Crystal Clean, Inc. (b)	324	3,791
Herman Miller, Inc. (a)	2,108	58,518
HNI Corp. (a)	1,530	84,410
Innerworkings, Inc. (a)(b)	937	6,297
Interface, Inc.	2,395	49,768
Kimball International, Inc. (Class B) (a)	1,139	11,937
Knoll, Inc.	1,735	40,651
Matthews International Corp. (Class A) (a)	1,019	52,489
McGrath Rentcorp	899	29,586
Mobile Mini, Inc.	1,637	69,802
MSA Safety, Inc.	1,001	49,930
Multi-Color Corp.	445	30,852
NL Industries, Inc. (a)(b)	238	1,845
Performant Financial Corp. (a)(b)	683	2,322
Quad Graphics, Inc. (a)	869	19,970
SP Plus Corp. (a)(b)	548	11,974
Steelcase, Inc. (Class A)	2,806	53,146
Team, Inc. (b)	748	29,157
Tetra Tech, Inc.	2,310	55,486
UniFirst Corp.	498	58,610
United Stationers, Inc. (a)	1,397	57,263
US Ecology, Inc. (a)	769	38,427
Viad Corp.	746	20,754
West Corp.	1,310	44,186

		1,375,830

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc. (a)	1,917	35,790
Alliance Fiber Optic Products, Inc.	391	6,811
Applied Optoelectronics, Inc. (a)(b)	506	7,023
Aruba Networks, Inc. (b)	3,685	90,246
Bel Fuse, Inc. (Class B) (a)	360	6,851
Black Box Corp.	593	12,411
CalAmp Corp. (b)	1,269	20,545
Calix, Inc. (b)	1,425	11,956
Ciena Corp. (a)(b)	3,584	69,207
Clearfield, Inc. (a)(b)	390	5,780
Comtech Telecommunications Corp.	556	16,096
Digi International, Inc. (b)	939	9,371
Emulex Corp. (b)	2,548	20,308
Extreme Networks, Inc. (b)	3,297	10,419
Finisar Corp. (b)	3,526	75,245
Harmonic, Inc. (a)(b)	3,226	23,905
Infinera Corp. (a)(b)	4,180	82,221
InterDigital, Inc. (a)	1,310	66,469
Ixia (b)	2,037	24,709
KVH Industries, Inc. (b)	565	8,543
Netgear, Inc. (b)	1,179	38,765
Numerex Corp. (Class A) (b)	480	5,472
Oclaro, Inc. (a)(b)	3,180	6,296
Parkervision, Inc. (b)	3,071	2,549
Plantronics, Inc.	1,448	76,672
Polycom, Inc. (b)	4,703	63,020
Procera Networks, Inc. (a)(b)	743	6,977
Ruckus Wireless, Inc. (a)(b)	2,205	28,378
ShoreTel, Inc. (b)	2,075	14,151
Sonus Networks, Inc. (a)(b)	1,900	14,972
Tessco Technologies, Inc.	201	4,957
Ubiquiti Networks, Inc.	1,016	30,023
ViaSat, Inc. (b)	1,443	86,017

		982,155

CONSTRUCTION & ENGINEERING — 0.7%
Aegion Corp. (b)	1,210	21,841
Ameresco, Inc. (Class A) (a)(b)	700	5,180
Argan, Inc. (a)	376	13,600
Comfort Systems USA, Inc.	1,340	28,194
Dycom Industries, Inc. (b)	1,170	57,143
EMCOR Group, Inc.	2,283	106,091
Furmanite Corp. (b)	1,360	10,730
Granite Construction, Inc. (a)	1,333	46,842
Great Lakes Dredge & Dock Corp. (b)	2,156	12,958
Layne Christensen Co. (a)(b)	729	3,652
Mastec, Inc. (b)	2,311	44,602

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

MYR Group, Inc. (b)	751	$23,536
Northwest Pipe Co. (b)	352	8,078
Orion Marine Group, Inc. (a)(b)	971	8,603
Primoris Services Corp.	1,236	21,247
Sterling Construction Co., Inc. (a)(b)	564	2,549
Tutor Perini Corp. (a)(b)	1,341	31,312

		446,158

CONSTRUCTION MATERIALS — 0.1%
Headwaters, Inc. (b)	2,650	48,601
United States Lime & Minerals, Inc.	68	4,386
US Concrete, Inc. (a)(b)	511	17,313

		70,300

CONSUMER FINANCE — 0.6%
Cash America International, Inc.	916	21,343
Consumer Portfolio Services, Inc. (a)(b)	594	4,152
Credit Acceptance Corp. (a)(b)	220	42,900
Encore Capital Group, Inc. (a)(b)	915	38,055
Enova International, Inc. (b)	839	16,520
Ezcorp, Inc. (Class A) (a)(b)	1,837	16,772
First Cash Financial Services, Inc. (b)	988	45,962
Green Dot Corp. (Class A) (b)	1,171	18,642
JG Wentworth Co. (Class A) (b)	207	2,151
Nelnet, Inc. (Class A)	712	33,692
Nicholas Financial, Inc. (b)	377	5,282
PRA Group, Inc. (a)(b)	1,699	92,289
Regional Management Corp. (b)	475	7,011
Springleaf Holdings, Inc. (a)(b)	863	44,677
World Acceptance Corp. (a)(b)	290	21,147

		410,595

CONTAINERS & PACKAGING — 0.5%
AEP Industries, Inc. (a)(b)	165	9,082
Berry Plastics Group, Inc. (b)	3,131	113,311
Graphic Packaging Holding Co.	11,299	164,287
Myers Industries, Inc.	1,022	17,916
UFP Technologies, Inc. (b)	204	4,647

		309,243

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	789	50,748
Pool Corp.	1,530	106,733
VOXX International Corp. (a)(b)	658	6,027
Weyco Group, Inc.	241	7,206

		170,714

DIVERSIFIED CONSUMER SERVICES — 0.9%
2U, Inc. (b)	344	8,799
American Public Education, Inc. (a)(b)	644	19,307
Ascent Capital Group, Inc. (Class A) (b)	443	17,636
Bridgepoint Education, Inc. (a)(b)	511	4,931
Bright Horizons Family Solutions, Inc. (b)	1,093	56,038
Capella Education Co.	403	26,147
Career Education Corp. (b)	2,500	12,575
Carriage Services, Inc. (a)	561	13,391
Chegg, Inc. (b)	2,512	19,970
Collectors Universe, Inc.	236	5,324
Grand Canyon Education, Inc. (b)	1,645	71,228
Houghton Mifflin Harcourt Co. (a)(b)	3,706	87,017
ITT Educational Services, Inc. (b)	848	5,758
K12, Inc. (b)	1,170	18,392
Liberty Tax, Inc. (b)	185	5,149
LifeLock, Inc. (b)	2,737	38,619
Regis Corp. (b)	1,346	22,021
Sotheby’s (a)	2,071	87,520
Steiner Leisure, Ltd. (b)	465	22,041
Strayer Education, Inc. (b)	394	21,044
Universal Technical Institute, Inc.	778	7,469
Weight Watchers International, Inc. (b)	947	6,620

		576,996

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Gain Capital Holdings, Inc. (a)	1,073	10,483
MarketAxess Holdings, Inc.	1,301	107,853
Marlin Business Services Corp.	289	5,789
NewStar Financial, Inc. (a)(b)	938	11,003
PHH Corp. (b)	1,732	41,862
Pico Holdings, Inc. (b)	831	13,470
Resource America, Inc. (Class A) (a)	429	3,904

		194,364

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
8x8, Inc. (a)(b)	3,128	26,275
Atlantic Tele-Network, Inc.	319	22,081
Cincinnati Bell, Inc. (b)	7,520	26,546
Cogent Communications Holdings, Inc.	1,581	55,857
Consolidated Communications Holdings, Inc. (a)	1,808	36,883
Fairpoint Communications, Inc. (b)	764	13,446
General Communication, Inc. (Class A) (b)	1,357	21,386
Globalstar, Inc. (a)(b)	9,340	31,102
Hawaiian Telcom Holdco, Inc. (b)	377	10,039
IDT Corp. (Class B) (a)	527	9,354
inContact, Inc. (b)	2,202	24,002
Inteliquent, Inc.	1,170	18,416
Intelsat SA (a)(b)	930	11,160
Iridium Communications, Inc. (a)(b)	2,890	28,062
Lumos Networks Corp.	692	10,560
magicJack VocalTec, Ltd. (b)	683	4,672
ORBCOMM, Inc. (a)(b)	1,875	11,194
Premiere Global Services, Inc. (b)	1,735	16,587
Vonage Holdings Corp. (b)	6,294	30,904

		408,526

ELECTRIC UTILITIES — 1.3%
ALLETE, Inc.	1,576	83,150
Cleco Corp.	2,052	111,875
El Paso Electric Co.	1,423	54,985
Empire District Electric Co.	1,544	38,322
IDACORP, Inc. (a)	1,742	109,520
MGE Energy, Inc. (a)	1,236	54,779
NRG Yield, Inc. (Class A) (a)	852	43,222
Otter Tail Corp.	1,306	42,014
PNM Resources, Inc.	2,835	82,782
Portland General Electric Co. (a)	2,767	102,628
UIL Holdings Corp.	1,920	98,726
Unitil Corp.	505	17,559

		839,562

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 1.0%
AZZ, Inc. (a)	870	$40,533
Capstone Turbine Corp. (a)(b)	10,617	6,901
Encore Wire Corp.	683	25,872
EnerSys	1,597	102,591
Enphase Energy, Inc. (b)	546	7,202
Franklin Electric Co., Inc. (a)	1,676	63,923
FuelCell Energy, Inc. (b)	7,098	8,872
Generac Holdings, Inc. (a)(b)	2,341	113,983
General Cable Corp. (a)	1,651	28,447
Global Power Equipment Group, Inc.	615	8,118
GrafTech International, Ltd. (a)(b)	4,227	16,443
LSI Industries, Inc.	769	6,267
Plug Power, Inc. (a)(b)	5,686	14,727
Polypore International, Inc. (b)	1,541	90,765
Powell Industries, Inc. (a)	323	10,908
Power Solutions International, Inc. (b)	153	9,836
PowerSecure International, Inc. (b)	794	10,449
Preformed Line Products Co. (a)	99	4,171
Revolution Lighting Technologies, Inc. (b)	1,017	1,129
Thermon Group Holdings, Inc. (b)	1,144	27,536
Vicor Corp. (b)	663	10,078

		608,751

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Agilysys, Inc. (a)(b)	508	4,999
Anixter International, Inc. (b)	944	71,867
Badger Meter, Inc. (a)	522	31,289
Belden, Inc.	1,518	142,024
Benchmark Electronics, Inc. (b)	1,764	42,389
Checkpoint Systems, Inc.	1,464	15,841
Cognex Corp. (a)(b)	3,005	149,018
Coherent, Inc. (b)	903	58,659
Control4 Corp. (b)	425	5,092
CTS Corp.	1,192	21,444
CUI Global, Inc. (b)	699	4,096
Daktronics, Inc. (a)	1,310	14,161
DTS, Inc. (a)(b)	581	19,795
Electro Rent Corp.	713	8,085
Electro Scientific Industries, Inc. (a)	848	5,241
Fabrinet (b)	1,269	24,098
FARO Technologies, Inc. (b)	615	38,210
FEI Co. (a)	1,468	112,067
GSI Group, Inc. (b)	1,103	14,692
II-VI, Inc. (b)	1,816	33,523
Insight Enterprises, Inc. (b)	1,393	39,728
InvenSense, Inc. (b)	2,424	36,869
Itron, Inc. (a)(b)	1,390	50,749
Kemet Corp. (a)(b)	1,612	6,674
Kimball Electronics, Inc. (a)(b)	855	12,090
Littelfuse, Inc.	770	76,530
Maxwell Technologies, Inc. (a)(b)	1,034	8,334
Mercury Computer Systems, Inc. (b)	1,159	18,023
Mesa Laboratories, Inc. (a)	100	7,220
Methode Electronics, Inc. (Class A)	1,329	62,516
MTS Systems Corp.	488	36,917
Multi-Fineline Electronix, Inc. (b)	305	5,572
Newport Corp. (b)	1,406	26,798
OSI Systems, Inc. (b)	658	48,863
Park Electrochemical Corp.	763	16,450
PC Connection, Inc.	338	8,818
Plexus Corp. (b)	1,207	49,209
RealD, Inc. (b)	1,465	18,737
Rofin-Sinar Technologies, Inc. (a)(b)	1,019	24,690
Rogers Corp. (b)	690	56,725
Sanmina Corp. (b)	2,802	67,780
Scansource, Inc. (a)(b)	1,007	40,935
Speed Commerce, Inc. (a)(b)	1,508	963
SYNNEX Corp.	1,012	78,177
TTM Technologies, Inc. (a)(b)	1,888	17,011
Universal Display Corp. (a)(b)	1,462	68,349
Viasystems Group, Inc. (b)	114	1,994
Vishay Precision Group, Inc. (b)	442	7,041

		1,710,352

ENERGY EQUIPMENT & SERVICES — 1.0%
Basic Energy Services, Inc. (a)(b)	1,052	7,290
Bristow Group, Inc. (a)	1,210	65,885
C&J Energy Services, Ltd. (a)(b)	1,629	18,131
CARBO Ceramics, Inc. (a)	675	20,594
CHC Group, Ltd. (a)(b)	1,311	1,744
Era Group, Inc. (a)(b)	728	15,172
Exterran Holdings, Inc.	2,022	67,879
FMSA Holdings, Inc. (a)(b)	856	6,198
Forum Energy Technologies, Inc. (b)	2,024	39,670
Geospace Technologies Corp. (a)(b)	461	7,611
Glori Energy, Inc. (a)(b)	410	873
Gulf Island Fabrication, Inc.	514	7,638
Gulfmark Offshore, Inc. (Class A) (a)	955	12,453
Helix Energy Solutions Group, Inc. (b)	3,596	53,796
Hercules Offshore, Inc. (a)(b)	5,756	2,413
Hornbeck Offshore Services, Inc. (a)(b)	1,204	22,647
ION Geophysical Corp. (a)(b)	4,873	10,574
Key Energy Services, Inc. (a)(b)	4,465	8,126
Matrix Service Co. (b)	938	16,471
McDermott International, Inc. (a)(b)	8,082	31,035
Mitcham Industries, Inc. (b)	471	2,167
Natural Gas Services Group, Inc. (b)	454	8,726
Newpark Resources, Inc. (b)	2,733	24,898
Nordic American Offshore, Ltd. (a)	649	5,945
North Atlantic Drilling, Ltd. (a)	2,565	2,975
Nuverra Environmental Solutions, Inc. (a)(b)	495	1,762
Parker Drilling Co. (b)	4,280	14,937
PHI, Inc. (a)(b)	441	13,265
Pioneer Energy Services Corp. (b)	2,258	12,238
RigNet, Inc. (a)(b)	437	12,494
SEACOR Holdings, Inc. (a)(b)	637	44,380
Tesco Corp. (a)	1,278	14,531
Tetra Technologies, Inc. (b)	2,819	17,421
US Silica Holdings, Inc. (a)	1,832	65,238
Vantage Drilling Co. (a)(b)	7,201	2,358
Willbros Group, Inc. (a)(b)	1,448	4,793

		664,328

FOOD & STAPLES RETAILING — 1.0%
Andersons, Inc.	1,004	41,536
Casey’s General Stores, Inc. (a)	1,330	119,833
Chefs’ Warehouse, Inc. (a)(b)	607	13,615
Diplomat Pharmacy, Inc. (a)(b)	523	18,085
Fairway Group Holdings Corp. (b)	513	3,473

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Fresh Market, Inc. (a)(b)	1,458	$59,253
Ingles Markets, Inc. (Class A)	410	20,287
Liberator Medical Holdings, Inc. (a)	1,496	5,236
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	326	9,001
PriceSmart, Inc.	655	55,662
Roundy’s, Inc. (a)(b)	1,610	7,873
Smart & Final Stores, Inc. (b)	460	8,096
SpartanNash Co.	1,308	41,280
SUPERVALU, Inc. (a)(b)	7,158	83,248
United Natural Foods, Inc. (b)	1,705	131,353
Village Super Market, Inc. (Class A)	216	6,791
Weis Markets, Inc.	403	20,053

		644,675

FOOD PRODUCTS — 1.5%
Alico, Inc. (a)	102	5,229
B&G Foods, Inc. (a)	1,899	55,888
Boulder Brands, Inc. (b)	2,125	20,251
Cal-Maine Foods, Inc.	1,054	41,169
Calavo Growers, Inc. (a)	528	27,150
Darling Ingredients, Inc. (b)	5,682	79,605
Dean Foods Co. (a)	3,176	52,499
Diamond Foods, Inc. (b)	819	26,675
Farmer Brothers Co. (b)	182	4,505
Fresh Del Monte Produce, Inc.	1,232	47,937
Freshpet, Inc. (a)(b)	410	7,966
Inventure Foods, Inc. (a)(b)	497	5,562
J&J Snack Foods Corp.	490	52,283
John B Sanfilippo & Son, Inc.	289	12,456
Lancaster Colony Corp.	608	57,863
Landec Corp. (b)	917	12,792
Lifeway Foods, Inc. (b)	170	3,636
Limoneira Co. (a)	340	7,412
Omega Protein Corp. (b)	712	9,747
Post Holdings, Inc. (a)(b)	1,796	84,125
Sanderson Farms, Inc. (a)	763	60,773
Seaboard Corp. (b)	10	41,320
Seneca Foods Corp. (Class A) (b)	289	8,615
Snyders-Lance, Inc. (a)	1,625	51,935
Tootsie Roll Industries, Inc. (a)	595	20,194
TreeHouse Foods, Inc. (a)(b)	1,466	124,639

		922,226

GAS UTILITIES — 1.1%
Chesapeake Utilities Corp.	510	25,811
Laclede Group, Inc.	1,481	75,857
New Jersey Resources Corp.	2,912	90,447
Northwest Natural Gas Co. (a)	924	44,306
ONE Gas, Inc. (a)	1,822	78,765
Piedmont Natural Gas Co., Inc.	2,766	102,093
South Jersey Industries, Inc. (a)	1,128	61,228
Southwest Gas Corp.	1,631	94,875
WGL Holdings, Inc.	1,768	99,715

		673,097

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abaxis, Inc. (a)	816	52,314
ABIOMED, Inc. (a)(b)	1,374	98,351
Accuray, Inc. (b)	2,649	24,636
Analogic Corp.	445	40,450
AngioDynamics, Inc. (b)	899	15,993
Anika Therapeutics, Inc. (b)	493	20,297
Antares Pharma, Inc. (a)(b)	4,021	10,897
AtriCure, Inc. (a)(b)	931	19,076
Atrion Corp. (a)	53	18,312
Cantel Medical Corp.	1,170	55,575
Cardiovascular Systems, Inc. (b)	965	37,674
Cerus Corp. (a)(b)	3,292	13,728
CONMED Corp.	984	49,682
CryoLife, Inc.	989	10,256
Cyberonics, Inc. (b)	952	61,804
Cynosure, Inc. (Class A) (b)	785	24,076
Derma Sciences, Inc. (b)	746	6,319
DexCom, Inc. (b)	2,593	161,648
Endologix, Inc. (a)(b)	2,259	38,561
Exactech, Inc. (b)	338	8,663
GenMark Diagnostics, Inc. (a)(b)	1,501	19,483
Globus Medical, Inc. (Class A) (a)(b)	2,242	56,588
Greatbatch, Inc. (b)	848	49,057
Haemonetics Corp. (a)(b)	1,834	82,383
HealthStream, Inc. (b)	701	17,665
HeartWare International, Inc. (b)	605	53,101
ICU Medical, Inc. (b)	459	42,751
Inogen, Inc. (b)	184	5,886
Insulet Corp. (b)	1,915	63,865
Integra LifeSciences Holdings Corp. (a)(b)	868	53,512
Invacare Corp.	1,153	22,380
K2M Group Holdings, Inc. (b)	302	6,659
LDR Holding Corp. (b)	562	20,592
Masimo Corp. (b)	1,526	50,327
Meridian Bioscience, Inc.	1,498	28,582
Merit Medical Systems, Inc. (b)	1,527	29,395
Natus Medical, Inc. (b)	1,071	42,272
Neogen Corp. (b)	1,290	60,282
Nevro Corp. (a)(b)	276	13,229
NuVasive, Inc. (b)	1,649	75,837
NxStage Medical, Inc. (b)	2,142	37,057
Ocular Therapeutix, Inc. (b)	209	8,775
OraSure Technologies, Inc. (b)	2,020	13,211
Orthofix International NV (b)	573	20,565
Oxford Immunotec Global PLC (a)(b)	582	8,194
PhotoMedex, Inc. (a)(b)	524	1,053
Quidel Corp. (a)(b)	1,006	27,142
Rockwell Medical, Inc. (a)(b)	1,388	15,171
RTI Surgical, Inc. (b)	2,023	9,994
Sientra, Inc. (b)	300	5,757
Spectranetics Corp. (a)(b)	1,457	50,645
Staar Surgical Co. (a)(b)	1,294	9,614
STERIS Corp.	2,048	143,913
SurModics, Inc. (a)(b)	529	13,770
Symmetry Surgical, Inc. (b)	333	2,441
Tandem Diabetes Care, Inc. (b)	303	3,824
Thoratec Corp. (a)(b)	1,935	81,057
Tornier NV (b)	1,209	31,700
TransEnterix, Inc. (a)(b)	973	2,851
TriVascular Technologies, Inc. (b)	386	4,049
Unilife Corp. (a)(b)	4,541	18,209
Utah Medical Products, Inc.	114	6,824
Vascular Solutions, Inc. (b)	593	17,980
Veracyte, Inc. (b)	20	146
West Pharmaceutical Services, Inc.	2,460	148,116

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Wright Medical Group, Inc. (b)	1,699	$43,834
Zeltiq Aesthetics, Inc. (b)	987	30,429

		2,318,479

HEALTH CARE PROVIDERS & SERVICES — 2.7%
AAC Holdings, Inc. (a)(b)	193	5,902
Acadia Healthcare Co., Inc. (a)(b)	1,481	106,040
Aceto Corp. (a)	983	21,626
Addus HomeCare Corp. (a)(b)	169	3,890
Adeptus Health, Inc. (Class A) (b)	189	9,492
Air Methods Corp. (a)(b)	1,375	64,061
Alliance HealthCare Services, Inc. (a)(b)	169	3,748
Almost Family, Inc. (a)(b)	289	12,921
Amedisys, Inc. (a)(b)	936	25,066
AMN Healthcare Services, Inc. (b)	1,668	38,481
AmSurg Corp. (b)	1,481	91,111
Bio-Reference Laboratories, Inc. (b)	871	30,694
BioScrip, Inc. (a)(b)	2,362	10,464
BioTelemetry, Inc. (b)	897	7,938
Capital Senior Living Corp. (b)	1,032	26,770
Chemed Corp. (a)	608	72,595
Civitas Solutions, Inc. (a)(b)	396	8,292
Corvel Corp. (b)	420	14,452
Cross Country Healthcare, Inc. (b)	916	10,864
Ensign Group, Inc.	795	37,254
ExamWorks Group, Inc. (a)(b)	1,176	48,945
Five Star Quality Care, Inc. (b)	1,559	6,922
Genesis Healthcare, Inc. (b)	661	4,706
Hanger, Inc. (a)(b)	1,256	28,499
HealthEquity, Inc. (b)	378	9,446
HealthSouth Corp. (a)	3,092	137,161
Healthways, Inc. (a)(b)	1,155	22,754
HMS Holdings Corp. (b)	3,085	47,663
IPC Healthcare, Inc. (a)(b)	595	27,751
Kindred Healthcare, Inc.	2,719	64,685
Landauer, Inc. (a)	352	12,369
LHC Group, Inc. (b)	425	14,038
Magellan Health, Inc. (b)	972	68,837
Molina Healthcare, Inc. (b)	1,105	74,355
National Healthcare Corp.	319	20,324
National Research Corp. (Class A) (a)	360	5,184
Owens & Minor, Inc. (a)	2,205	74,617
PharMerica Corp. (a)(b)	1,056	29,769
Providence Service Corp. (b)	369	19,601
RadNet, Inc. (a)(b)	1,118	9,391
Select Medical Holdings Corp.	2,680	39,744
Surgical Care Affiliates, Inc. (b)	376	12,908
Team Health Holdings, Inc. (b)	2,476	144,871
Triple-S Management Corp. (Class B) (b)	836	16,620
Universal American Corp. (b)	1,337	14,279
US Physical Therapy, Inc.	425	20,188
WellCare Health Plans, Inc. (b)	1,519	138,928

		1,716,216

HEALTH CARE TECHNOLOGY — 0.4%
Castlight Health, Inc. (Class B) (a)(b)	442	3,430
Computer Programs and Systems, Inc. (a)	391	21,216
Imprivata, Inc. (a)(b)	300	4,200
MedAssets, Inc. (b)	2,205	41,498
Medidata Solutions, Inc. (a)(b)	1,868	91,607
Merge Healthcare, Inc. (b)	2,273	10,160
Omnicell, Inc. (b)	1,279	44,893
Vocera Communications, Inc. (b)	730	7,241

		224,245

HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. (Class A) (b)	3,448	42,341
Biglari Holdings, Inc. (b)	58	24,018
BJ’s Restaurants, Inc. (b)	752	37,938
Bloomin’ Brands, Inc.	2,619	63,720
Bob Evans Farms, Inc.	885	40,940
Boyd Gaming Corp. (a)(b)	2,789	39,604
Bravo Brio Restaurant Group, Inc. (b)	714	10,489
Buffalo Wild Wings, Inc. (a)(b)	659	119,437
Caesars Acquisition Co. (Class A) (b)	1,549	10,533
Caesars Entertainment Corp. (a)(b)	1,781	18,754
Carrols Restaurant Group, Inc. (b)	1,459	12,095
Cheesecake Factory, Inc. (a)	1,701	83,910
Churchill Downs, Inc.	459	52,771
Chuy’s Holdings, Inc. (a)(b)	590	13,293
ClubCorp Holdings, Inc.	836	16,185
Cracker Barrel Old Country Store, Inc. (a)	672	102,238
Dave & Buster’s Entertainment, Inc. (b)	228	6,945
Del Frisco’s Restaurant Group, Inc. (b)	801	16,140
Denny’s Corp. (b)	3,222	36,731
Diamond Resorts International, Inc. (b)	1,203	40,216
DineEquity, Inc.	565	60,461
El Pollo Loco Holdings, Inc. (a)(b)	283	7,248
Empire Resorts, Inc. (b)	700	3,220
Famous Dave’s of America, Inc. (a)(b)	166	4,731
Fiesta Restaurant Group, Inc. (a)(b)	985	60,085
Habit Restaurants, Inc. (Class A) (a)(b)	193	6,203
Ignite Restaurant Group, Inc. (a)(b)	255	1,237
International Speedway Corp. (Class A)	1,022	33,327
Interval Leisure Group, Inc. (a)	1,427	37,402
Intrawest Resorts Holdings, Inc. (a)(b)	459	4,003
Isle of Capri Casinos, Inc. (a)(b)	747	10,495
Jack in the Box, Inc.	1,383	132,657
Jamba, Inc. (a)(b)	595	8,753
Krispy Kreme Doughnuts, Inc. (b)	2,226	44,498
La Quinta Holdings, Inc. (a)(b)	1,508	35,709
Life Time Fitness, Inc. (b)	1,427	101,260
Marcus Corp.	683	14,541
Marriott Vacations Worldwide Corp.	945	76,592
Monarch Casino & Resort, Inc. (a)(b)	301	5,761
Morgans Hotel Group Co. (a)(b)	918	7,115
Nathan’s Famous, Inc.	102	5,523
Noodles & Co. (a)(b)	370	6,453
Papa John’s International, Inc.	1,040	64,282
Penn National Gaming, Inc. (b)	2,667	41,765
Pinnacle Entertainment, Inc. (b)	2,105	75,970
Popeyes Louisiana Kitchen, Inc. (b)	805	48,155
Potbelly Corp. (a)(b)	663	9,083
Red Robin Gourmet Burgers, Inc. (a)(b)	513	44,631
Ruby Tuesday, Inc. (a)(b)	2,193	13,180

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Ruth’s Hospitality Group, Inc.	1,289	$20,469
Scientific Games Corp. (Class A) (a)(b)	1,668	17,464
Sonic Corp.	1,851	58,677
Speedway Motorsports, Inc.	407	9,259
Texas Roadhouse, Inc. (a)	2,436	88,744
Vail Resorts, Inc.	1,263	130,620
Zoe’s Kitchen, Inc. (b)	200	6,658

		2,084,529

HOUSEHOLD DURABLES — 1.2%
Beazer Homes USA, Inc. (a)(b)	887	15,718
Cavco Industries, Inc. (a)(b)	327	24,545
CSS Industries, Inc.	301	9,075
Dixie Group, Inc. (a)(b)	511	4,625
Ethan Allen Interiors, Inc. (a)	887	24,517
Flexsteel Industries, Inc. (a)	170	5,319
Helen of Troy, Ltd. (b)	962	78,393
Hovnanian Enterprises, Inc. (Class A) (a)(b)	4,042	14,390
Installed Building Products, Inc. (b)	309	6,724
iRobot Corp. (b)	1,002	32,695
KB Home (a)	2,737	42,752
La-Z-Boy, Inc.	1,783	50,120
LGI Homes, Inc. (a)(b)	529	8,813
Libbey, Inc.	746	29,773
Lifetime Brands, Inc. (a)	356	5,440
M.D.C. Holdings, Inc. (a)	1,423	40,555
M/I Homes, Inc. (b)	870	20,741
Meritage Homes Corp. (b)	1,391	67,658
NACCO Industries, Inc. (Class A)	170	9,008
New Home Co., Inc. (a)(b)	336	5,359
Ryland Group, Inc. (a)	1,571	76,571
Skullcandy, Inc. (b)	627	7,085
Standard Pacific Corp. (a)(b)	5,091	45,819
TRI Pointe Homes, Inc. (b)	5,065	78,153
UCP, Inc. (Class A) (a)(b)	305	2,654
Universal Electronics, Inc. (a)(b)	526	29,687
WCI Communities, Inc. (b)	493	11,807
William Lyon Homes (Class A) (b)	677	17,480

		765,476

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	1,494	15,866
HRG Group, Inc. (b)	2,823	35,231
Oil-Dri Corp. of America	170	5,721
Orchids Paper Products Co. (a)	190	5,122
WD-40 Co.	512	45,333

		107,273

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Abengoa Yield PLC	944	31,888
Atlantic Power Corp.	4,329	12,165
Dynegy, Inc. (a)(b)	4,303	135,243
Ormat Technologies, Inc.	1,141	43,381
Pattern Energy Group, Inc.	1,543	43,698
TerraForm Power, Inc. (Class A) (a)(b)	971	35,451
Vivint Solar, Inc. (a)(b)	700	8,498

		310,324

INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc.	1,236	25,289

INSURANCE — 2.5%
Ambac Financial Group, Inc. (b)	1,486	35,961
American Equity Investment Life Holding Co.	2,536	73,874
AMERISAFE, Inc.	666	30,802
Amtrust Financial Services, Inc. (a)	1,021	58,182
Argo Group International Holdings, Ltd.	976	48,946
Atlas Financial Holdings, Inc. (b)	393	6,944
Baldwin & Lyons, Inc. (Class B)	325	7,625
Citizens, Inc. (a)(b)	1,561	9,616
CNO Financial Group, Inc.	7,130	122,779
Crawford & Co. (Class B) (a)	916	7,914
Donegal Group, Inc. (Class A)	258	4,056
eHealth, Inc. (b)	665	6,238
EMC Insurance Group, Inc.	140	4,732
Employers Holdings, Inc.	1,108	29,905
Enstar Group, Ltd. (b)	291	41,281
FBL Financial Group, Inc. (Class A)	309	19,161
Federated National Holding Co. (a)	487	14,902
Fidelity & Guaranty Life	411	8,713
First American Financial Corp. (a)	3,704	132,159
Global Indemnity PLC (b)	320	8,880
Greenlight Capital Re, Ltd. (Class A) (a)(b)	1,017	32,341
Hallmark Financial Services, Inc. (b)	513	5,438
HCI Group, Inc. (a)	352	16,146
Heritage Insurance Holdings, Inc. (b)	300	6,603
Horace Mann Educators Corp.	1,408	48,154
Independence Holding Co.	292	3,968
Infinity Property & Casualty Corp.	420	34,461
Kansas City Life Insurance Co.	136	6,246
Kemper Corp. (a)	1,582	61,635
Maiden Holdings, Ltd. (a)	1,816	26,931
Meadowbrook Insurance Group, Inc.	1,803	15,325
Montpelier Re Holdings, Ltd. (a)	1,246	47,896
National General Holdings Corp.	1,207	22,571
National Interstate Corp. (a)	238	6,683
National Western Life Insurance Co. (Class A) (a)	84	21,361
Navigators Group, Inc. (a)(b)	377	29,346
OneBeacon Insurance Group, Ltd. (Class A) (a)	830	12,624
Phoenix Cos., Inc. (a)(b)	204	10,198
Primerica, Inc.	1,903	96,863
RLI Corp. (a)	1,524	79,873
Safety Insurance Group, Inc. (a)	471	28,142
Selective Insurance Group, Inc.	2,007	58,303
State Auto Financial Corp.	526	12,777
State National Cos., Inc. (a)	922	9,174
Stewart Information Services Corp. (a)	768	31,212
Symetra Financial Corp.	2,564	60,151
Third Point Reinsurance, Ltd. (b)	1,935	27,380
United Fire Group, Inc.	743	23,605
United Insurance Holdings Corp.	562	12,645
Universal Insurance Holdings, Inc.	1,096	28,047

		1,548,769

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 0.5%
1-800-FLOWERS.COM, Inc. (Class A) (b)	950	$11,239
Blue Nile, Inc. (a)(b)	454	14,455
EVINE Live, Inc. (b)	1,372	9,206
FTD Cos., Inc. (b)	666	19,940
Gaiam, Inc. (Class A), (Class A) (a)(b)	765	5,577
HSN, Inc. (a)	1,166	79,556
Lands’ End, Inc. (a)(b)	563	20,201
NutriSystem, Inc. (a)	1,035	20,679
Orbitz Worldwide, Inc. (b)	1,751	20,417
Overstock.com, Inc. (a)(b)	387	9,373
PetMed Express, Inc.	726	11,994
Shutterfly, Inc. (a)(b)	1,289	58,314
Travelport Worldwide, Ltd. (a)	1,027	17,151
Wayfair, Inc. (Class A) (a)(b)	435	13,972

		312,074

INTERNET SOFTWARE & SERVICES — 2.3%
Actua Corp. (b)	1,324	20,509
Amber Road, Inc. (b)	305	2,821
Angie’s List, Inc. (a)(b)	1,510	8,864
Bankrate, Inc. (a)(b)	2,278	25,832
Bazaarvoice, Inc. (b)	1,681	9,498
Benefitfocus, Inc. (a)(b)	219	8,057
Blucora, Inc. (a)(b)	1,459	19,930
Borderfree, Inc. (b)	121	727
Brightcove, Inc. (a)(b)	950	6,963
Carbonite, Inc. (b)	608	8,694
Care.com, Inc. (a)(b)	238	1,804
ChannelAdvisor Corp. (a)(b)	701	6,793
Cimpress NV (b)	1,166	98,387
comScore, Inc. (b)	1,185	60,672
Constant Contact, Inc. (a)(b)	1,107	42,298
Cornerstone OnDemand, Inc. (a)(b)	1,803	52,089
Coupons.com, Inc. (a)(b)	412	4,837
Cvent, Inc. (b)	613	17,189
Dealertrack Technologies, Inc. (a)(b)	1,819	70,068
Demand Media, Inc. (a)(b)	235	1,344
Demandware, Inc. (a)(b)	1,021	62,179
Dice Holdings, Inc. (a)(b)	1,510	13,469
EarthLink Holdings Corp.	3,751	16,654
Endurance International Group Holdings, Inc. (b)	1,024	19,517
Envestnet, Inc. (a)(b)	1,157	64,885
Everyday Health, Inc. (b)	258	3,318
Five9, Inc. (b)	500	2,780
Global Sources, Ltd. (b)	731	4,284
Gogo, Inc. (a)(b)	1,904	36,290
GrubHub, Inc. (b)	305	13,844
GTT Communications, Inc. (b)	476	8,987
Internap Corp. (a)(b)	1,938	19,826
IntraLinks Holdings, Inc. (b)	1,379	14,259
j2 Global, Inc. (a)	1,678	110,211
Limelight Networks, Inc. (b)	1,816	6,592
Liquidity Services, Inc. (a)(b)	865	8,546
LivePerson, Inc. (b)	2,020	20,675
LogMeIn, Inc. (b)	879	49,215
Marchex, Inc. (Class B)	1,327	5,414
Marin Software, Inc. (b)	900	5,661
Marketo, Inc. (a)(b)	870	22,289
Millennial Media, Inc. (a)(b)	2,564	3,718
Monster Worldwide, Inc. (a)(b)	3,092	19,603
NIC, Inc.	2,341	41,365
OPOWER, Inc. (a)(b)	259	2,624
Perficient, Inc. (b)	1,187	24,559
Q2 Holdings, Inc. (a)(b)	338	7,145
QuinStreet, Inc. (b)	1,086	6,462
RealNetworks, Inc. (b)	797	5,364
Reis, Inc.	308	7,897
RetailMeNot, Inc. (a)(b)	1,052	18,947
Rightside Group, Ltd. (a)(b)	235	2,385
Rocket Fuel, Inc. (b)	627	5,768
SciQuest, Inc. (a)(b)	949	16,067
Shutterstock, Inc. (b)	514	35,296
SPS Commerce, Inc. (a)(b)	524	35,160
Stamps.com, Inc. (b)	526	35,395
TechTarget, Inc. (b)	494	5,696
Textura Corp. (b)	631	17,151
Travelzoo, Inc. (a)(b)	304	2,931
Tremor Video, Inc. (a)(b)	1,541	3,606
TrueCar, Inc. (a)(b)	374	6,676
Unwired Planet, Inc. (b)	3,549	2,029
Web.com Group, Inc. (a)(b)	1,764	33,428
WebMD Health Corp. (a)(b)	1,296	56,810
Wix.com, Ltd. (b)	556	10,653
XO Group, Inc. (b)	954	16,857
Xoom Corp. (b)	1,051	15,439
YuMe, Inc. (b)	851	4,417

		1,419,719

IT SERVICES — 2.4%
Acxiom Corp. (b)	2,565	47,427
Blackhawk Network Holdings, Inc. (b)	1,769	63,277
CACI International, Inc. (Class A) (b)	830	74,634
Cardtronics, Inc. (b)	1,547	58,167
Cass Information Systems, Inc. (a)	360	20,210
CIBER, Inc. (b)	2,653	10,930
Computer Task Group, Inc.	575	4,203
Convergys Corp. (a)	3,449	78,879
CSG Systems International, Inc.	1,221	37,106
Datalink Corp. (b)	713	8,584
EPAM Systems, Inc. (b)	1,210	74,161
Euronet Worldwide, Inc. (a)(b)	1,797	105,574
EVERTEC, Inc.	2,239	48,945
ExlService Holdings, Inc. (b)	1,192	44,342
Forrester Research, Inc.	323	11,880
Global Cash Access Holdings, Inc. (b)	2,396	18,257
Hackett Group, Inc.	968	8,654
Heartland Payment Systems, Inc.	1,261	59,078
Higher One Holdings, Inc. (b)	1,091	2,640
iGate Corp. (b)	1,221	52,088
Information Services Group, Inc. (a)	1,111	4,433
Lionbridge Technologies, Inc. (a)(b)	1,990	11,383
Luxoft Holding, Inc. (b)	321	16,609
ManTech International Corp. (Class A)	853	28,951
MAXIMUS, Inc.	2,356	157,287
ModusLink Global Solutions, Inc. (b)	1,354	5,213
MoneyGram International, Inc. (a)(b)	1,157	9,996
NeuStar, Inc. (Class A) (a)(b)	1,990	48,994
PRGX Global, Inc. (b)	1,036	4,165
Science Applications International Corp.	1,358	69,733

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

ServiceSource International, Inc. (a)(b)	2,074	$6,429
Sykes Enterprises, Inc. (b)	1,428	35,486
Syntel, Inc. (a)(b)	1,049	54,265
TeleTech Holdings, Inc.	594	15,117
Unisys Corp. (b)	1,835	42,590
Virtusa Corp. (b)	950	39,311
WEX, Inc. (a)(b)	1,330	142,789

		1,521,787

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc.	491	17,833
Black Diamond, Inc. (a)(b)	832	7,862
Brunswick Corp.	3,221	165,720
Callaway Golf Co. (a)	2,768	26,379
Escalade, Inc. (a)	339	5,892
JAKKS Pacific, Inc. (a)(b)	696	4,761
Johnson Outdoors, Inc. (Class A) (a)	170	5,629
Leapfrog Enterprises, Inc. (b)	2,278	4,966
Malibu Boats, Inc. (Class A) (a)(b)	292	6,818
Marine Products Corp.	374	3,205
Nautilus, Inc. (b)	1,122	17,133
Smith & Wesson Holding Corp. (b)	1,746	22,227
Sturm Ruger & Co, Inc. (a)	713	35,386

		323,811

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Accelerate Diagnostics, Inc. (b)	769	17,302
Affymetrix, Inc. (a)(b)	2,532	31,802
Albany Molecular Research, Inc. (a)(b)	836	14,714
Cambrex Corp. (b)	1,074	42,563
Enzo Biochem, Inc. (a)(b)	1,168	3,446
Fluidigm Corp. (a)(b)	938	39,490
INC Research Holdings, Inc. (Class A) (b)	317	10,375
Luminex Corp. (b)	1,342	21,472
NanoString Technologies, Inc. (a)(b)	343	3,495
Pacific Biosciences of California, Inc. (a)(b)	1,992	11,633
PAREXEL International Corp. (b)	1,938	133,703
PRA Health Sciences, Inc. (a)(b)	669	19,294
Sequenom, Inc. (a)(b)	4,157	16,420

		365,709

MACHINERY — 2.9%
Accuride Corp. (b)	1,476	6,878
Actuant Corp. (Class A)	2,217	52,632
Alamo Group, Inc.	267	16,856
Albany International Corp. (Class A)	1,018	40,465
Altra Industrial Motion Corp.	984	27,198
American Railcar Industries, Inc. (a)	352	17,505
Astec Industries, Inc. (a)	645	27,658
Barnes Group, Inc.	1,896	76,769
Blount International, Inc. (b)	1,769	22,785
Briggs & Stratton Corp. (a)	1,495	30,707
Chart Industries, Inc. (b)	1,036	36,338
CIRCOR International, Inc.	632	34,570
CLARCOR, Inc. (a)	1,717	113,425
Columbus McKinnon Corp.	700	18,858
Commercial Vehicle Group, Inc. (a)(b)	815	5,249
Douglas Dynamics, Inc.	814	18,592
Dynamic Materials Corp. (a)	496	6,334
Energy Recovery, Inc. (b)	1,701	4,406
EnPro Industries, Inc.	777	51,243
ESCO Technologies, Inc.	966	37,655
Exone Co. (a)(b)	357	4,873
Federal Signal Corp.	2,243	35,417
Freightcar America, Inc.	437	13,735
Global Brass & Copper Holdings, Inc.	729	11,263
Gorman-Rupp Co. (a)	695	20,815
Graham Corp. (a)	369	8,845
Greenbrier Cos., Inc. (a)	990	57,420
Harsco Corp.	2,748	47,430
Hillenbrand, Inc.	2,140	66,062
Hurco Cos., Inc.	251	8,265
Hyster-Yale Materials Handling, Inc.	349	25,578
John Bean Technologies Corp.	1,052	37,577
Kadant, Inc.	412	21,675
L.B. Foster Co. (Class A)	357	16,950
Lindsay Corp. (a)	414	31,567
Lydall, Inc. (a)(b)	615	19,508
Manitex International, Inc. (a)(b)	477	4,641
Meritor, Inc. (a)(b)	3,341	42,130
Miller Industries, Inc.	411	10,070
Mueller Industries, Inc.	1,937	69,984
Mueller Water Products, Inc. (Class A)	5,439	53,574
NN, Inc. (a)	610	15,299
Omega Flex, Inc. (a)	102	2,565
Proto Labs, Inc. (a)(b)	796	55,720
RBC Bearings, Inc.	830	63,528
Rexnord Corp. (a)(b)	2,562	68,380
Standex International Corp.	462	37,944
Sun Hydraulics Corp.	763	31,558
Tennant Co.	627	40,987
Titan International, Inc. (a)	1,498	14,021
TriMas Corp. (b)	1,490	45,877
Twin Disc, Inc.	288	5,089
Wabash National Corp. (a)(b)	2,478	34,940
Watts Water Technologies, Inc. (Class A) (a)	1,036	57,011
Woodward, Inc.	2,255	115,028
Xerium Technologies, Inc. (b)	403	6,537

		1,847,986

MARINE — 0.2%
Baltic Trading, Ltd. (a)	1,668	2,485
International Shipholding Corp. (a)	204	2,471
Knightsbridge Shipping, Ltd. (a)(b)	967	4,835
Matson, Inc.	1,464	61,722
Navios Maritime Holdings, Inc.	2,700	11,286
Safe Bulkers, Inc.	1,324	4,753
Scorpio Bulkers, Inc. (a)(b)	4,701	11,142
Ultrapetrol Bahamas, Ltd. (b)	780	1,131

		99,825

MEDIA — 1.5%
AH Belo Corp. (Class A)	695	5,720
AMC Entertainment Holdings, Inc. (Class A)	752	26,688
Carmike Cinemas, Inc. (a)(b)	820	27,552
Central European Media Enterprises, Ltd. (Class A) (a)(b)	2,886	7,677

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Cinedigm Corp. (Class A) (b)	2,602	$4,215
Crown Media Holdings, Inc. (Class A) (a)(b)	1,261	5,044
Cumulus Media, Inc. (Class A) (a)(b)	4,615	11,399
Daily Journal Corp. (a)(b)	34	6,229
Dex Media, Inc. (b)	661	2,770
E.W. Scripps Co. (Class A) (a)(b)	1,145	32,564
Entercom Communications Corp. (Class A) (b)	852	10,352
Entravision Communications Corp. (Class A) (a)	1,956	12,381
Eros International PLC (b)	624	10,901
Global Eagle Entertainment, Inc. (a)(b)	1,304	17,356
Gray Television, Inc. (b)	1,837	25,387
Harte-Hanks, Inc.	1,442	11,248
Hemisphere Media Group, Inc. (b)	318	4,023
Journal Communications, Inc. (Class A) (b)	1,595	23,638
Lee Enterprises, Inc. (a)(b)	1,820	5,769
Loral Space & Communications, Inc. (a)(b)	462	31,619
Martha Stewart Living Omnimedia, Inc. (Class A) (a)(b)	1,071	6,961
McClatchy Co. (Class A) (a)(b)	2,207	4,061
MDC Partners, Inc. (Class A)	1,504	42,638
Media General, Inc. (a)(b)	2,768	45,644
Meredith Corp.	1,276	71,163
National CineMedia, Inc.	1,987	30,004
New Media Investment Group, Inc.	1,550	37,091
New York Times Co. (Class A) (a)	4,915	67,630
Nexstar Broadcasting Group, Inc. (Class A)	1,053	60,253
Radio One, Inc. (Class D) (b)	1,134	3,493
ReachLocal, Inc. (a)(b)	335	975
Reading International, Inc. (Class A) (b)	644	8,662
Rentrak Corp. (a)(b)	339	18,835
Saga Communications, Inc. (Class A) (a)	123	5,478
Salem Media Group, Inc. (a)	372	2,292
Scholastic Corp. (a)	966	39,548
SFX Entertainment, Inc. (a)(b)	1,498	6,127
Sinclair Broadcast Group, Inc. (Class A)	2,341	73,531
Sizmek, Inc. (b)	916	6,650
Time, Inc. (a)	3,834	86,035
Townsquare Media, Inc. (Class A) (b)	281	3,611
World Wrestling Entertainment, Inc. (Class A) (a)	1,019	14,276

		917,490

METALS & MINING — 0.9%
A.M. Castle & Co. (a)(b)	615	2,245
AK Steel Holding Corp. (a)(b)	6,059	27,084
Ampco-Pittsburgh Corp.	309	5,395
Century Aluminum Co. (a)(b)	1,753	24,191
Coeur Mines, Inc. (a)(b)	3,638	17,135
Commercial Metals Co.	4,192	67,868
Globe Specialty Metals, Inc.	2,075	39,259
Gold Resource Corp.	1,138	3,630
Handy & Harman, Ltd. (b)	191	7,842
Haynes International, Inc.	457	20,387
Hecla Mining Co. (a)	13,083	38,987
Horsehead Holding Corp. (a)(b)	1,804	22,839
Kaiser Aluminum Corp. (a)	611	46,980
Materion Corp.	743	28,554
Molycorp, Inc. (a)(b)	4,837	1,864
Noranda Aluminium Holding Corp. (a)	1,040	3,089
Olympic Steel, Inc. (a)	335	4,509
RTI International Metals, Inc. (a)(b)	999	35,874
Ryerson Holding Corp. (a)(b)	405	2,580
Schnitzer Steel Industries, Inc. (Class A)	921	14,607
Stillwater Mining Co. (a)(b)	4,246	54,858
SunCoke Energy, Inc.	2,263	33,809
Universal Stainless & Alloy Products, Inc. (a)(b)	258	6,765
Walter Energy, Inc. (a)	2,204	1,366
Worthington Industries, Inc.	1,752	46,621

		558,338

MULTI-UTILITIES — 0.4%
Avista Corp. (a)	2,088	71,368
Black Hills Corp. (a)	1,513	76,316
NorthWestern Corp. (a)	1,598	85,956

		233,640

MULTILINE RETAIL — 0.2%
Bon-Ton Stores, Inc. (a)	458	3,188
Burlington Stores, Inc. (b)	973	57,816
Fred’s, Inc. (Class A) (a)	1,323	22,610
Tuesday Morning Corp. (a)(b)	1,545	24,874

		108,488

OIL, GAS & CONSUMABLE FUELS — 2.3%
Abraxas Petroleum Corp. (a)(b)	2,804	9,113
Adams Resources & Energy, Inc. (a)	68	4,570
Alon USA Energy, Inc. (a)	797	13,206
Alpha Natural Resources, Inc. (a)(b)	7,995	7,994
American Eagle Energy Corp. (a)(b)	1,034	186
Amyris, Inc. (a)(b)	933	2,239
Approach Resources, Inc. (a)(b)	1,175	7,743
Arch Coal, Inc. (a)(b)	7,690	7,689
Ardmore Shipping Corp.	611	6,153
Bill Barrett Corp. (b)	1,735	14,401
Bonanza Creek Energy, Inc. (b)	1,376	33,932
Callon Petroleum Co. (a)(b)	2,045	15,276
Carrizo Oil & Gas, Inc. (b)	1,548	76,858
Clayton Williams Energy, Inc. (b)	216	10,936
Clean Energy Fuels Corp. (a)(b)	2,430	12,964
Cloud Peak Energy, Inc. (a)(b)	2,207	12,845
Comstock Resources, Inc. (a)	1,562	5,576
Contango Oil & Gas Co. (a)(b)	662	14,564
Delek US Holdings, Inc.	2,022	80,375
DHT Holdings, Inc. (a)	3,174	22,155
Diamondback Energy, Inc. (b)	1,564	120,178
Dorian LPG, Ltd. (a)(b)	251	3,271
Eclipse Resources Corp. (a)(b)	1,039	5,839
Emerald Oil, Inc. (a)(b)	2,041	1,510
Energy XXI, Ltd. (a)	3,241	11,797
Evolution Petroleum Corp.	576	3,427
EXCO Resources, Inc. (a)	5,164	9,450
Frontline, Ltd. (a)(b)	1,513	3,389

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

FX Energy, Inc. (a)(b)	1,922	$2,403
GasLog, Ltd.	1,439	27,945
Gastar Exploration, Inc. (a)(b)	2,070	5,423
Goodrich Petroleum Corp. (b)	1,074	3,813
Green Plains, Inc. (a)	1,273	36,344
Halcon Resources Corp. (a)(b)	9,101	14,016
Hallador Energy Co. (a)	284	3,320
Harvest Natural Resources, Inc. (b)	1,439	643
Isramco, Inc. (b)	34	4,277
Jones Energy, Inc. (Class A) (a)(b)	375	3,368
Magnum Hunter Resources Corp. (a)(b)	6,762	18,055
Matador Resources Co. (a)(b)	2,494	54,668
Midstates Petroleum Co., Inc. (b)	1,142	971
Miller Energy Resources, Inc. (a)(b)	1,108	693
Navios Maritime Acquisition Corp.	2,799	9,908
Nordic American Tanker Shipping, Ltd. (a)	3,042	36,230
Northern Oil and Gas, Inc. (a)(b)	2,074	15,991
Pacific Ethanol, Inc. (a)(b)	693	7,477
Panhandle Oil & Gas, Inc. (Class A) (a)	516	10,212
Parsley Energy, Inc. (Class A) (a)(b)	1,917	30,634
PDC Energy, Inc. (b)	1,262	68,199
Penn Virginia Corp. (a)(b)	2,328	15,085
PetroQuest Energy, Inc. (a)(b)	2,051	4,717
Renewable Energy Group, Inc. (a)(b)	1,174	10,824
Resolute Energy Corp. (b)	2,686	1,513
REX American Resources Corp. (a)(b)	235	14,290
Rex Energy Corp. (a)(b)	1,583	5,889
Ring Energy, Inc. (b)	608	6,457
Rosetta Resources, Inc. (b)	2,088	35,538
RSP Permian, Inc. (b)	850	21,412
Sanchez Energy Corp. (a)(b)	1,803	23,457
Scorpio Tankers, Inc. (a)	5,897	55,550
SemGroup Corp.(Class A)	1,524	123,962
Ship Finance International, Ltd. (a)	2,004	29,659
Solazyme, Inc. (a)(b)	2,583	7,387
Stone Energy Corp. (a)(b)	1,906	27,980
Swift Energy Co. (a)(b)	1,561	3,372
Synergy Resources Corp. (b)	2,862	33,915
Teekay Tankers, Ltd. (a)	2,962	17,002
TransAtlantic Petroleum, Ltd. (b)	767	4,096
Triangle Petroleum Corp. (a)(b)	2,378	11,961
VAALCO Energy, Inc. (b)	1,440	3,528
Vertex Energy, Inc. (b)	624	2,309
W&T Offshore, Inc. (a)	1,256	6,418
Warren Resources, Inc. (a)(b)	2,630	2,341
Western Refining, Inc. (a)	1,813	89,544
Westmoreland Coal Co. (b)	547	14,638

		1,445,070

PAPER & FOREST PRODUCTS — 0.8%
Boise Cascade Co. (b)	1,341	50,234
Clearwater Paper Corp. (b)	726	47,408
Deltic Timber Corp. (a)	355	23,519
KapStone Paper and Packaging Corp.	2,940	96,550
Louisiana-Pacific Corp. (a)(b)	4,971	82,071
Neenah Paper, Inc.	577	36,085
P.H. Glatfelter Co.	1,549	42,644
Resolute Forest Products, Inc. (b)	2,223	38,347
Schweitzer-Mauduit International, Inc. (a)	1,035	47,734
Wausau Paper Corp. (a)	1,430	13,628

		478,220

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc. (a)(b)	921	14,368
Female Health Co. (a)	797	2,255
Inter Parfums, Inc. (a)	577	18,822
Medifast, Inc. (b)	414	12,408
Nature’s Sunshine Products, Inc. (a)	403	5,287
Nutraceutical International Corp. (b)	306	6,028
Revlon, Inc. (Class A) (b)	411	16,933
Synutra International, Inc. (b)	616	3,942
USANA Health Sciences, Inc. (b)	182	20,224

		100,267

PHARMACEUTICALS — 1.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	850	3,281
Aerie Pharmaceuticals, Inc. (b)	318	9,966
Akorn, Inc. (a)(b)	2,241	106,470
Alimera Sciences, Inc. (b)	410	2,054
Amphastar Pharmaceuticals, Inc. (b)	281	4,204
Ampio Pharmaceuticals, Inc. (a)(b)	1,474	11,099
ANI Pharmaceuticals, Inc. (a)(b)	235	14,699
Aratana Therapeutics, Inc. (a)(b)	1,029	16,474
Bio-Path Holdings, Inc. (a)(b)	2,496	4,493
BioDelivery Sciences International, Inc. (b)	1,377	14,459
Catalent, Inc. (a)(b)	1,700	52,955
Cempra, Inc. (b)	995	34,138
Corcept Therapeutics, Inc. (a)(b)	1,935	10,836
DepoMed, Inc. (a)(b)	2,024	45,358
Dermira, Inc. (a)(b)	265	4,068
Egalet Corp. (b)	115	1,487
Endocyte, Inc. (a)(b)	973	6,091
Horizon Pharma PLC (a)(b)	2,276	59,108
IGI Laboratories, Inc. (a)(b)	920	7,507
Impax Laboratories, Inc. (b)	2,517	117,972
Intersect ENT, Inc. (b)	209	5,398
Intra-Cellular Therapies, Inc. (a)(b)	578	13,803
Lannett Co., Inc. (a)(b)	879	59,517
Medicines Co. (a)(b)	2,266	63,493
Nektar Therapeutics (a)(b)	4,463	49,093
Omeros Corp. (b)	1,373	30,247
Omthera Pharmaceutical, Inc. (b)(e)	24	0
Pacira Pharmaceuticals, Inc. (a)(b)	1,244	110,529
Pain Therapeutics, Inc. (b)	1,294	2,446
Pernix Therapeutics Holdings (a)(b)	1,380	14,752
Phibro Animal Health Corp. (Class A)	495	17,528
Pozen, Inc. (a)(b)	986	7,612
Prestige Brands Holdings, Inc. (b)	1,770	75,915
Relypsa, Inc. (b)	578	20,848
Repros Therapeutics, Inc. (a)(b)	837	7,190
Revance Therapeutics, Inc. (b)	224	4,644
Sagent Pharmaceuticals, Inc. (a)(b)	763	17,740
Sciclone Pharmaceuticals, Inc. (b)	2,007	17,782
Sucampo Pharmaceuticals, Inc. (Class A) (b)	628	9,772
Supernus Pharmaceuticals, Inc. (b)	1,001	12,102
Tetraphase Pharmaceuticals, Inc. (b)	887	32,500
TherapeuticsMD, Inc. (b)	4,028	24,369

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Theravance Biopharma, Inc. (a)(b)	798	$13,845
Theravance, Inc. (a)	2,802	44,047
VIVUS, Inc. (a)(b)	2,717	6,684
XenoPort, Inc. (a)(b)	1,972	14,041
Zogenix, Inc. (b)	3,634	4,979
ZS Pharma, Inc. (b)	189	7,953

		1,215,548

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (a)	1,752	18,746
Advisory Board Co. (a)(b)	1,433	76,350
Barrett Business Services, Inc. (a)	257	11,010
CBIZ, Inc. (a)(b)	1,341	12,512
CDI Corp.	513	7,208
Corporate Executive Board Co.	1,145	91,440
CRA International, Inc. (b)	369	11,483
Exponent, Inc.	479	42,583
Franklin Covey Co. (b)	301	5,797
FTI Consulting, Inc. (a)(b)	1,459	54,654
GP Strategies Corp. (b)	482	17,834
Heidrick & Struggles International, Inc.	649	15,952
Hill International, Inc. (a)(b)	817	2,933
Huron Consulting Group, Inc. (b)	862	57,021
ICF International, Inc. (a)(b)	701	28,636
Insperity, Inc. (a)	802	41,937
Kelly Services, Inc. (Class A) (a)	973	16,969
Kforce, Inc.	847	18,897
Korn/Ferry International	1,735	57,029
Mistras Group, Inc. (a)(b)	560	10,786
Navigant Consulting, Inc. (b)	1,562	20,244
On Assignment, Inc. (a)(b)	1,851	71,023
Paylocity Holding Corp. (a)(b)	287	8,220
Pendrell Corp. (b)	5,824	7,571
Resources Connection, Inc.	1,433	25,077
RPX Corp. (b)	1,800	25,902
TriNet Group, Inc. (a)(b)	531	18,707
TrueBlue, Inc. (b)	1,474	35,892
VSE Corp.	165	13,510
WageWorks, Inc. (b)	1,193	63,623

		889,546

REAL ESTATE INVESTMENT TRUSTS — 8.9%
Acadia Realty Trust	2,349	81,933
AG Mortgage Investment Trust, Inc.	1,015	19,123
Agree Realty Corp.	602	19,848
Alexander’s, Inc.	71	32,417
Altisource Residential Corp. (a)	2,052	42,805
American Assets Trust, Inc.	1,189	51,460
American Capital Mortgage Investment Corp.	1,803	32,382
American Residential Properties, Inc. (b)	1,100	19,789
Anworth Mortgage Asset Corp.	4,004	20,380
Apollo Commercial Real Estate Finance, Inc.	1,677	28,811
Apollo Residential Mortgage, Inc.	1,153	18,390
Ares Commercial Real Estate Corp. (a)	1,124	12,420
Armada Hoffler Properties, Inc. (a)	683	7,281
ARMOUR Residential REIT, Inc. (a)	12,144	38,496
Ashford Hospitality Prime, Inc.	985	16,518
Ashford Hospitality Trust, Inc.	2,566	24,685
Associated Estates Realty Corp.	1,965	48,496
Aviv REIT, Inc.	666	24,309
Campus Crest Communities, Inc.	2,345	16,790
Capstead Mortgage Corp. (a)	3,466	40,795
CareTrust REIT, Inc.	965	13,085
Catchmark Timber Trust, Inc. (Class A)	802	9,399
Cedar Realty Trust, Inc.	3,099	23,212
Chambers Street Properties	8,064	63,544
Chatham Lodging Trust (a)	1,343	39,498
Chesapeake Lodging Trust (a)	1,894	64,074
Colony Financial, Inc. (a)	3,667	95,049
CorEnergy Infrastructure Trust, Inc. (a)	1,777	12,315
Coresite Realty Corp.	752	36,607
Cousins Properties, Inc. (a)	7,903	83,772
CubeSmart	5,711	137,921
CyrusOne, Inc.	1,136	35,352
CYS Investments, Inc. (a)	5,528	49,255
DCT Industrial Trust, Inc.	2,871	99,509
DiamondRock Hospitality Co.	6,792	95,971
DuPont Fabros Technology, Inc. (a)	2,239	73,171
Dynex Capital, Inc. (a)	1,986	16,821
EastGroup Properties, Inc.	1,090	65,553
Education Realty Trust, Inc.	1,632	57,740
Empire State Realty Trust, Inc. (Class A) (a)	3,112	58,537
EPR Properties (a)	1,981	118,919
Equity One, Inc. (a)	2,171	57,944
Excel Trust, Inc. (a)	2,193	30,746
FelCor Lodging Trust, Inc.	4,241	48,729
First Industrial Realty Trust, Inc.	3,945	84,541
First Potomac Realty Trust (a)	2,122	25,231
Franklin Street Properties Corp.	3,259	41,780
Geo Group, Inc.	2,562	112,062
Getty Realty Corp.	933	16,981
Gladstone Commercial Corp. (a)	679	12,636
Government Properties Income Trust (a)	2,397	54,771
Gramercy Property Trust, Inc.	1,592	44,694
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	930	17,000
Hatteras Financial Corp.	3,280	59,565
Healthcare Realty Trust, Inc.	3,390	94,174
Hersha Hospitality Trust	7,136	46,170
Highwoods Properties, Inc. (a)	3,122	142,925
Hudson Pacific Properties, Inc.	2,244	74,478
Inland Real Estate Corp.	3,055	32,658
Invesco Mortgage Capital, Inc. (a)	4,182	64,946
Investors Real Estate Trust	3,984	29,880
iStar Financial, Inc. (a)(b)	2,896	37,648
Kite Realty Group Trust	1,051	29,607
LaSalle Hotel Properties	3,871	150,427
Lexington Realty Trust (a)	6,997	68,781
LTC Properties, Inc.	1,190	54,740
Mack-Cali Realty Corp. (a)	3,019	58,206
Medical Properties Trust, Inc. (a)	7,159	105,524
Monmouth Real Estate Investment Corp.(Class A)	2,125	23,609
National Health Investors, Inc.	1,276	90,609

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

New Residential Investment Corp. (a)	4,797	$72,099
New York Mortgage Trust, Inc. (a)	3,430	26,617
New York REIT, Inc. (a)	5,535	58,007
One Liberty Properties, Inc.	423	10,330
Owens Realty Mortgage, Inc. (a)	369	5,528
Parkway Properties, Inc.	2,709	47,001
Pebblebrook Hotel Trust	2,512	116,984
Pennsylvania Real Estate Investment Trust (a)	2,448	56,867
PennyMac Mortgage Investment Trust (a)	2,496	53,140
Physicians Realty Trust	2,407	42,387
Potlatch Corp.	1,439	57,618
PS Business Parks, Inc.	672	55,803
QTS Realty Trust, Inc. (Class A)	344	12,525
RAIT Financial Trust (a)	3,140	21,540
Ramco-Gershenson Properties Trust	2,767	51,466
Redwood Trust, Inc.	2,834	50,644
Resource Capital Corp.	4,569	20,743
Retail Opportunity Investments Corp.	3,142	57,499
Rexford Industrial Realty, Inc.	2,101	33,217
RLJ Lodging Trust (a)	4,514	141,333
Rouse Properties, Inc.	1,269	24,060
Ryman Hospitality Properties	1,479	90,086
Sabra Healthcare REIT, Inc.	2,059	68,256
Saul Centers, Inc.	330	18,876
Select Income REIT (a)	1,253	31,312
Silver Bay Realty Trust Corp. (a)	1,308	21,137
Sovran Self Storage, Inc.	1,144	107,467
STAG Industrial, Inc.	1,929	45,370
Starwood Waypoint Residential Trust	1,337	34,561
STORE Capital Corp. (a)	1,078	25,171
Strategic Hotels & Resorts, Inc. (b)	9,285	115,413
Summit Hotel Properties, Inc.	2,855	40,170
Sun Communities, Inc.	1,658	110,622
Sunstone Hotel Investors, Inc.	7,225	120,441
Terreno Realty Corp. (a)	1,466	33,425
Trade Street Residential, Inc.	629	4,504
UMH Properties, Inc. (a)	454	4,572
Universal Health Realty Income Trust (a)	425	23,906
Urstadt Biddle Properties, Inc. (Class A)	888	20,477
Washington Real Estate Investment Trust (a)	2,393	66,119
Western Asset Mortgage Capital Corp. (a)	1,481	22,333
Whitestone REIT (a)	777	12,339

		5,589,459

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Alexander & Baldwin, Inc. (a)	1,660	71,679
Altisource Asset Management Corp. (a)(b)	49	9,071
Altisource Portfolio Solutions SA (b)	493	6,345
AV Homes, Inc. (b)	318	5,075
Consolidated-Tomoka Land Co.	103	6,145
Forestar Group, Inc. (a)(b)	1,256	19,807
FRP Holdings, Inc. (a)(b)	238	8,663
Kennedy-Wilson Holdings, Inc.	2,443	63,860
Marcus & Millichap, Inc. (b)	337	12,631
RE/MAX Holdings, Inc. (Class A) (a)	409	13,583
St. Joe Co. (a)(b)	2,154	39,978
Tejon Ranch Co. (a)(b)	510	13,490

		270,327

ROAD & RAIL — 0.7%
ArcBest Corp.	921	34,897
Celadon Group, Inc. (a)	714	19,435
Heartland Express, Inc.	1,852	44,003
Knight Transportation, Inc.	2,105	67,886
Marten Transport, Ltd. (a)	836	19,395
PAM Transportation Services, Inc. (b)	100	5,727
Patriot Transportation Holding, Inc. (b)	76	1,898
Quality Distribution, Inc. (b)	1,072	11,074
Roadrunner Transportation Systems, Inc. (b)	947	23,931
Saia, Inc. (b)	870	38,541
Swift Transportation Co. (a)(b)	2,887	75,120
Universal Truckload Services, Inc.	170	4,281
USA Truck, Inc. (b)	233	6,452
Werner Enterprises, Inc. (a)	1,545	48,528
YRC Worldwide, Inc. (b)	1,089	19,558

		420,726

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Advanced Energy Industries, Inc. (a)(b)	1,388	35,616
Alpha & Omega Semiconductor, Ltd. (b)	543	4,838
Ambarella, Inc. (b)	1,019	77,148
Amkor Technology, Inc. (b)	2,904	25,657
Applied Micro Circuits Corp. (b)	2,580	13,158
Audience, Inc. (a)(b)	268	1,217
Axcelis Technologies, Inc. (b)	3,875	9,222
Brooks Automation, Inc. (a)	2,411	28,040
Cabot Microelectronics Corp. (a)(b)	800	39,976
Cascade Microtech, Inc. (a)(b)	437	5,934
Cavium, Inc. (b)	1,846	130,734
CEVA, Inc. (a)(b)	830	17,696
Cirrus Logic, Inc. (b)	2,108	70,112
Cohu, Inc.	887	9,704
Cypress Semiconductor Corp. (a)(b)	10,407	146,843
Diodes, Inc. (b)	1,277	36,471
DSP Group, Inc. (b)	684	8,194
Entegris, Inc. (b)	4,899	67,067
Entropic Communications, Inc. (b)	3,257	9,641
Exar Corp. (a)(b)	1,357	13,638
Fairchild Semiconductor International, Inc. (b)	4,245	77,174
Formfactor, Inc. (b)	1,918	17,013
Inphi Corp. (a)(b)	1,201	21,414
Integrated Device Technology, Inc. (b)	4,796	96,016
Integrated Silicon Solution, Inc.	937	16,763
Intersil Corp. (Class A)	4,560	65,299
IXYS Corp.	870	10,718
Kopin Corp. (a)(b)	2,396	8,434
Lattice Semiconductor Corp. (b)	4,157	26,355
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	457	17,028
MaxLinear, Inc. (Class A) (a)(b)	750	6,098

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Micrel, Inc.	1,522	$22,952
Microsemi Corp. (b)	3,357	118,838
MKS Instruments, Inc.	1,827	61,771
Monolithic Power Systems, Inc.	1,320	69,498
Nanometrics, Inc. (a)(b)	837	14,078
NVE Corp.	170	11,716
OmniVision Technologies, Inc. (b)	1,905	50,235
PDF Solutions, Inc. (a)(b)	1,159	20,769
Pericom Semiconductor Corp.	836	12,933
Photronics, Inc. (a)(b)	2,194	18,649
PMC-Sierra, Inc. (b)	5,894	54,696
Power Integrations, Inc.	1,023	53,278
Qorvo, Inc. (b)	5,021	400,174
QuickLogic Corp. (b)	1,871	3,611
Rambus, Inc. (a)(b)	4,011	50,438
Rubicon Technology, Inc. (b)	429	1,690
Rudolph Technologies, Inc. (b)	1,189	13,103
Semtech Corp. (a)(b)	2,292	61,070
Silicon Laboratories, Inc. (b)	1,479	75,089
Synaptics, Inc. (a)(b)	1,225	99,599
Tessera Technologies, Inc.	1,823	73,430
Ultra Clean Holdings, Inc. (b)	760	5,434
Ultratech, Inc. (b)	988	17,132
Veeco Instruments, Inc. (a)(b)	1,396	42,648
Vitesse Semiconductor Corp. (a)(b)	1,515	8,045
Xcerra Corp. (b)	1,713	15,229

		2,489,323

SOFTWARE — 4.6%
A10 Networks, Inc. (b)	428	1,853
ACI Worldwide, Inc. (b)	3,869	83,803
Advent Software, Inc. (a)	1,805	79,619
American Software, Inc. (Class A) (a)	849	8,677
Aspen Technology, Inc. (a)(b)	3,196	123,014
AVG Technologies NV (b)	1,185	25,655
Barracuda Networks, Inc. (b)	271	10,425
Blackbaud, Inc. (a)	1,576	74,671
Bottomline Technologies, Inc. (b)	1,337	36,594
BroadSoft, Inc. (a)(b)	1,006	33,661
Callidus Software, Inc. (a)(b)	1,745	22,127
CommVault Systems, Inc. (b)	1,630	71,231
Comverse, Inc. (b)	815	16,055
Covisint Corp. (b)	1,204	2,444
Cyan, Inc. (b)	1,426	5,690
Digimarc Corp. (a)	221	4,851
Ebix, Inc. (a)	1,124	34,147
Ellie Mae, Inc. (b)	959	53,042
EnerNOC, Inc. (a)(b)	933	10,636
EPIQ Systems, Inc.	1,142	20,476
ePlus, Inc. (b)	208	18,081
Fair Isaac Corp. (a)	1,096	97,237
FleetMatics Group PLC (b)	1,271	57,004
Gigamon, Inc. (b)	820	17,417
Globant SA (b)	300	6,318
Glu Mobile, Inc. (b)	3,370	16,884
Guidance Software, Inc. (a)(b)	590	3,192
Guidewire Software, Inc. (b)	2,360	124,160
HubSpot, Inc. (b)	193	7,701
Imperva, Inc. (b)	784	33,477
Infoblox, Inc. (b)	1,955	46,666
Interactive Intelligence Group (a)(b)	548	22,567
Jive Software, Inc. (a)(b)	1,354	6,946
Kofax, Ltd. (a)(b)	2,517	27,561
Manhattan Associates, Inc. (a)(b)	2,635	133,357
Mavenir Systems, Inc. (b)	472	8,373
Mentor Graphics Corp. (a)	3,451	82,927
MicroStrategy, Inc. (b)	302	51,095
MobileIron, Inc. (b)	405	3,750
Model N, Inc. (b)	782	9,353
Monotype Imaging Holdings, Inc.	1,357	44,292
Netscout Systems, Inc. (a)(b)	1,307	57,312
Park City Group, Inc. (a)(b)	200	2,756
Paycom Software, Inc. (a)(b)	232	7,438
Pegasystems, Inc. (a)	1,269	27,601
Progress Software Corp. (b)	1,865	50,672
Proofpoint, Inc. (b)	1,258	74,499
PROS Holdings, Inc. (a)(b)	784	19,373
QAD, Inc. (Class A)	204	4,937
QLIK Technologies, Inc. (b)	3,125	97,281
Quality Systems, Inc. (a)	1,787	28,556
Qualys, Inc. (b)	683	31,746
Rally Software Development Corp. (b)	849	13,321
RealPage, Inc. (a)(b)	1,800	36,252
Rosetta Stone, Inc. (a)(b)	930	7,077
Rubicon Project, Inc. (b)	300	5,376
Sapiens International Corp. NV (b)	974	7,987
SeaChange International, Inc. (a)(b)	1,188	9,326
Silver Spring Networks, Inc. (a)(b)	1,190	10,639
SS&C Technologies Holdings, Inc.	2,358	146,903
Synchronoss Technologies, Inc. (b)	1,201	56,999
Take-Two Interactive Software, Inc. (a)(b)	2,917	74,252
Tangoe, Inc. (a)(b)	1,494	20,617
TeleCommunication Systems, Inc. (Class A) (b)	1,713	6,561
TeleNav, Inc. (b)	1,111	8,799
TiVo, Inc. (b)	3,499	37,124
Tyler Technologies, Inc. (b)	1,141	137,525
Ultimate Software Group, Inc. (a)(b)	964	163,837
Varonis Systems, Inc. (b)	188	4,824
VASCO Data Security International, Inc. (a)(b)	1,040	22,402
Verint Systems, Inc. (b)	2,086	129,186
VirnetX Holding Corp. (a)(b)	1,532	9,330
Vringo, Inc. (a)(b)	2,359	1,534
Yodlee, Inc. (b)	300	4,038
Zendesk, Inc. (b)	389	8,826
Zix Corp. (a)(b)	2,290	9,000

		2,870,935

SPECIALTY RETAIL — 3.3%
Aeropostale, Inc. (b)	2,837	9,844
America’s Car-Mart, Inc. (b)	301	16,329
American Eagle Outfitters, Inc.	6,745	115,205
ANN, Inc. (b)	1,595	65,443
Asbury Automotive Group, Inc. (a)(b)	1,041	86,507
Barnes & Noble, Inc. (a)(b)	1,460	34,675
bebe stores, inc. (a)	1,312	4,763
Big 5 Sporting Goods Corp.	580	7,697
Boot Barn Holdings, Inc. (b)	209	4,999
Brown Shoe Co., Inc.	1,562	51,234
Buckle, Inc. (a)	961	49,097
Build-A-Bear Workshop, Inc. (b)	422	8,292
Cato Corp. (Class A)	938	37,145

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Children’s Place, Inc. (a)	780	$50,068
Christopher & Banks Corp. (b)	1,306	7,261
Citi Trends, Inc. (b)	543	14,661
Conn’s, Inc. (a)(b)	947	28,675
Container Store Group, Inc. (a)(b)	454	8,649
Destination Maternity Corp.	475	7,153
Destination XL Group, Inc. (a)(b)	1,634	8,072
Express, Inc. (b)	2,751	45,474
Finish Line, Inc. (Class A)	1,579	38,717
Five Below, Inc. (b)	1,849	65,769
Francesca’s Holdings Corp. (b)	1,441	25,650
Genesco, Inc. (b)	846	60,261
Group 1 Automotive, Inc. (a)	877	75,711
Guess?, Inc. (a)	2,089	38,834
Haverty Furniture Cos., Inc. (a)	716	17,814
hhgregg, Inc. (b)	509	3,120
Hibbett Sports, Inc. (a)(b)	845	41,456
Kirkland’s, Inc. (a)(b)	488	11,590
Lithia Motors, Inc. (Class A)	824	81,914
Lumber Liquidators Holdings, Inc. (b)	970	29,857
MarineMax, Inc. (a)(b)	799	21,181
Mattress Firm Holding Corp. (a)(b)	559	38,929
Men’s Wearhouse, Inc. (a)	1,633	85,243
Monro Muffler Brake, Inc. (a)	1,070	69,603
New York & Co., Inc. (a)(b)	1,024	2,560
Office Depot, Inc. (b)	18,490	170,108
Outerwall, Inc. (a)	646	42,713
Pacific Sunwear of California, Inc. (a)(b)	1,615	4,457
Pep Boys-Manny, Moe & Jack (b)	1,935	18,615
Pier 1 Imports, Inc. (a)	3,309	46,260
Rent-A-Center, Inc.	1,831	50,243
Restoration Hardware Holdings, Inc. (b)	1,093	108,415
Sears Hometown and Outlet Stores, Inc. (b)	255	1,969
Select Comfort Corp. (b)	1,889	65,114
Shoe Carnival, Inc.	546	16,074
Sonic Automotive, Inc. (Class A) (a)	1,397	34,785
Stage Stores, Inc.	1,081	24,776
Stein Mart, Inc.	1,001	12,462
Systemax, Inc. (a)(b)	391	4,778
Tile Shop Holdings, Inc. (a)(b)	952	11,529
Tilly’s, Inc. (Class A) (a)(b)	343	5,368
Vitamin Shoppe, Inc. (b)	1,103	45,433
West Marine, Inc. (a)(b)	615	5,701
Winmark Corp. (a)	87	7,619
Zumiez, Inc. (a)(b)	764	30,751

		2,076,622

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Cray, Inc. (a)(b)	1,408	39,537
Dot Hill Systems Corp. (b)	2,038	10,801
Eastman Kodak Co. (b)	597	11,337
Electronics for Imaging, Inc. (b)	1,688	70,474
Immersion Corp. (a)(b)	1,016	9,327
Intevac, Inc. (a)(b)	812	4,986
Nimble Storage, Inc. (a)(b)	310	6,916
QLogic Corp. (a)(b)	2,975	43,851
Quantum Corp. (b)	7,573	12,117
Silicon Graphics International Corp. (a)(b)	1,210	10,515
Super Micro Computer, Inc. (b)	1,208	40,118
Violin Memory, Inc. (a)(b)	2,721	10,258

		270,237

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Columbia Sportswear Co.	908	55,297
Crocs, Inc. (a)(b)	2,849	33,647
Culp, Inc.	284	7,597
G-III Apparel Group, Ltd. (a)(b)	632	71,195
Iconix Brand Group, Inc. (a)(b)	1,660	55,892
Movado Group, Inc.	629	17,939
Oxford Industries, Inc. (a)	459	34,631
Perry Ellis International, Inc. (a)(b)	454	10,515
Quiksilver, Inc. (a)(b)	4,752	8,791
Sequential Brands Group, Inc. (a)(b)	577	6,174
Skechers U.S.A., Inc. (Class A) (b)	1,375	98,876
Steven Madden, Ltd. (b)	2,022	76,836
Tumi Holdings, Inc. (a)(b)	1,695	41,460
Unifi, Inc. (a)(b)	531	19,164
Vera Bradley, Inc. (b)	769	12,481
Vince Holding Corp. (b)	405	7,513
Wolverine World Wide, Inc. (a)	3,530	118,078

		676,086

THRIFTS & MORTGAGE FINANCE — 1.7%
Anchor BanCorp Wisconsin, Inc. (b)	227	7,884
Astoria Financial Corp. (a)	2,802	36,286
Bank Mutual Corp. (a)	1,695	12,407
BankFinancial Corp. (a)	801	10,525
BBX Capital Corp. (Class A) (b)	250	4,650
Beneficial Bancorp, Inc. (a)(b)	1,322	14,925
BofI Holding, Inc. (a)(b)	511	47,543
Brookline Bancorp, Inc.	2,528	25,406
Capitol Federal Financial, Inc.	4,873	60,912
Charter Financial Corp. (a)	583	6,704
Clifton Bancorp, Inc. (a)	899	12,685
Dime Community Bancshares (a)	1,137	18,306
Essent Group, Ltd. (a)(b)	1,612	38,543
EverBank Financial Corp. (a)	3,095	55,803
Federal Agricultural Mortgage Corp. (Class C)	377	10,628
First Defiance Financial Corp.	361	11,848
First Financial Northwest, Inc.	565	6,978
Flagstar Bancorp, Inc. (b)	717	10,404
Fox Chase Bancorp, Inc. (a)	445	7,489
Home Loan Servicing Solutions, Ltd. (a)	2,329	38,522
HomeStreet, Inc. (b)	437	8,006
Kearny Financial Corp. (a)(b)	527	7,157
Ladder Capital Corp. (Class A) (b)	545	10,088
LendingTree, Inc. (a)(b)	220	12,322
Meridian Bancorp, Inc. (a)(b)	763	10,049
Meta Financial Group, Inc.	223	8,860
MGIC Investment Corp. (a)(b)	11,793	113,566
NMI Holdings, Inc. (Class A) (b)	1,716	12,853
Northfield Bancorp, Inc. (a)	1,818	26,943
Northwest Bancshares, Inc.	3,381	40,065
OceanFirst Financial Corp. (a)	510	8,808
Oritani Financial Corp.	1,629	23,702

SPDR Russell 2000 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

PennyMac Financial Services, Inc. (Class A) (b)	457	$7,755
Provident Financial Services, Inc.	2,143	39,967
Radian Group, Inc. (a)	6,619	111,133
Stonegate Mortgage Corp. (a)(b)	545	5,897
Territorial Bancorp, Inc. (a)	295	7,009
TrustCo Bank Corp. NY (a)	3,411	23,468
United Community Financial Corp. (a)	1,702	9,293
United Financial Bancorp, Inc.	1,800	22,374
Walker & Dunlop, Inc. (b)	565	10,017
Washington Federal, Inc. (a)	3,445	75,118
Waterstone Financial, Inc. (a)	1,170	15,023
WSFS Financial Corp.	370	27,983

		1,075,904

TOBACCO — 0.1%
22nd Century Group, Inc. (a)(b)	1,405	1,208
Alliance One International, Inc. (b)	3,159	3,475
Universal Corp. (a)	760	35,842
Vector Group, Ltd.	2,583	56,748

		97,273

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Aircastle, Ltd. (a)	2,198	49,367
Applied Industrial Technologies, Inc. (a)	1,422	64,473
Beacon Roofing Supply, Inc. (b)	1,682	52,647
CAI International, Inc. (b)	624	15,332
DXP Enterprises, Inc. (b)	442	19,488
General Finance Corp. (b)	400	3,228
H&E Equipment Services, Inc.	1,039	25,965
Houston Wire & Cable Co. (a)	661	6,431
Kaman Corp. (a)	972	41,242
Neff Corp. (Class A) (b)	500	5,270
Rush Enterprises, Inc. (Class A) (b)	1,108	30,315
Stock Building Supply Holdings, Inc. (b)	547	9,879
TAL International Group, Inc. (b)	1,222	49,772
Textainer Group Holdings, Ltd.	768	23,032
Titan Machinery, Inc. (a)(b)	624	8,330
Watsco, Inc. (a)	904	113,633

		518,404

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Wesco Aircraft Holdings, Inc. (a)(b)	1,786	27,362

WATER UTILITIES — 0.2%
American States Water Co. (a)	1,392	55,527
Artesian Resources Corp. (Class A) (a)	272	5,818
California Water Service Group	1,718	42,108
Connecticut Water Service, Inc. (a)	394	14,314
Middlesex Water Co. (a)	573	13,042
SJW Corp. (a)	563	17,402
York Water Co. (a)	471	11,436

		159,647

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)(b)	593	4,471
Leap Wireless International, Inc. (a)(b)(d)	2,486	6,265
NTELOS Holdings Corp.	527	2,529
RingCentral, Inc. (Class A) (b)	952	14,594
Shenandoah Telecommunications Co.	854	26,611
Spok Holdings, Inc.	769	14,742

		69,212

TOTAL COMMON STOCKS —
(Cost $61,229,859)		62,753,773

RIGHTS — 0.0% (c)
PHARMACEUTICALS — 0.0% (c)
Furiex Pharmaceuticals (CVR) (expiring 7/2/16) (b)(e) (Cost $2,042)	209	1,703

WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Magnum Hunter Resources Corp. (expiring 04/15/16) (b)(d) (Cost $0)	71	0

SHORT TERM INVESTMENTS — 24.8%
MONEY MARKET FUNDS — 24.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	15,549,201	15,549,201
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g)(h)	47,031	47,031

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,596,232)		15,596,232

TOTAL INVESTMENTS — 124.6% (i)
(Cost $76,828,133)		78,351,708
OTHER ASSETS & LIABILITIES — (24.6)%		(15,473,460)

NET ASSETS — 100.0%		$62,878,248

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
CVR = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Buyback ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 4.1%
Boeing Co.	764	$114,661
General Dynamics Corp.	718	97,454
L-3 Communications Holdings, Inc.	784	98,619
Northrop Grumman Corp.	658	105,912

		416,646

AIR FREIGHT & LOGISTICS — 2.0%
Expeditors International of Washington, Inc.	2,297	110,670
FedEx Corp.	578	95,630

		206,300

AIRLINES — 1.1%
Southwest Airlines Co.	2,464	109,155

BANKS — 2.0%
Fifth Third Bancorp	5,311	100,112
Zions Bancorporation	3,858	104,166

		204,278

BEVERAGES — 1.0%
Coca-Cola Enterprises, Inc.	2,297	101,527

CAPITAL MARKETS — 3.9%
Ameriprise Financial, Inc.	782	102,317
Goldman Sachs Group, Inc.	532	100,000
Legg Mason, Inc.	1,869	103,169
State Street Corp.	1,322	97,206

		402,692

CHEMICALS — 6.0%
CF Industries Holdings, Inc.	336	95,317
Dow Chemical Co.	2,264	108,627
LyondellBasell Industries NV (Class A)	1,273	111,769
Monsanto Co.	845	95,096
Mosaic Co.	2,187	100,733
Sherwin-Williams Co.	364	103,558

		615,100

COMMERCIAL SERVICES & SUPPLIES — 2.1%
ADT Corp.	2,779	115,384
Tyco International PLC	2,300	99,038

		214,422

COMMUNICATIONS EQUIPMENT — 3.8%
Cisco Systems, Inc.	3,618	99,586
F5 Networks, Inc. (a)	768	88,274
Juniper Networks, Inc.	4,362	98,494
Motorola Solutions, Inc.	1,533	102,205

		388,559

CONSUMER FINANCE — 0.9%
Discover Financial Services	1,574	88,695

CONTAINERS & PACKAGING — 2.2%
Ball Corp.	1,522	107,514
MeadWestvaco Corp.	2,259	112,656

		220,170

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Corning, Inc.	4,313	97,819

ENERGY EQUIPMENT & SERVICES — 1.0%
Cameron International Corp. (a)	2,176	98,181

FOOD & STAPLES RETAILING — 2.2%
CVS Health Corp.	1,027	105,997
Kroger Co.	1,527	117,060

		223,057

FOOD PRODUCTS — 1.8%
General Mills, Inc.	1,896	107,314
Keurig Green Mountain, Inc.	724	80,892

		188,206

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
C.R. Bard, Inc.	579	96,895
Intuitive Surgical, Inc. (a)	192	96,966
Varian Medical Systems, Inc. (a)	1,142	107,451

		301,312

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Anthem, Inc.	774	119,513
Cigna Corp.	931	120,509
Express Scripts Holding Co. (a)	1,184	102,736

		342,758

HOTELS, RESTAURANTS & LEISURE — 4.3%
Darden Restaurants, Inc.	1,679	116,422
Marriott International, Inc. (Class A)	1,277	102,569
Starwood Hotels & Resorts Worldwide, Inc.	1,345	112,307
Wyndham Worldwide Corp.	1,174	106,212

		437,510

HOUSEHOLD DURABLES — 1.0%
Newell Rubbermaid, Inc.	2,685	104,903

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	622	102,599

INSURANCE — 7.0%
Allstate Corp.	1,428	101,631
Aon PLC	1,060	101,887
Chubb Corp.	970	98,067
Hartford Financial Services Group, Inc.	2,472	103,379
Torchmark Corp.	1,913	105,062
Travelers Cos., Inc.	950	102,723
XL Group PLC	2,802	103,114

		715,863

INTERNET & CATALOG RETAIL — 1.1%
Expedia, Inc.	1,148	108,061

INTERNET SOFTWARE & SERVICES — 2.0%
VeriSign, Inc. (a)	1,753	117,398
Yahoo!, Inc. (a)	2,023	89,892

		207,290

IT SERVICES — 2.9%
Computer Sciences Corp.	1,563	102,033
International Business Machines Corp.	632	101,436
Xerox Corp.	7,259	93,278

		296,747

MACHINERY — 4.0%
Caterpillar, Inc.	1,137	90,994
Deere & Co.	1,174	102,948
Illinois Tool Works, Inc.	1,067	103,649
Ingersoll-Rand PLC	1,628	110,834

		408,425

SPDR S&P 500 Buyback ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

MEDIA — 5.8%
CBS Corp. (Class B)	1,843	$111,741
DIRECTV (a)	1,177	100,163
Discovery Communications, Inc. (Series A) (a)	1,114	34,267
Discovery Communications, Inc. (Series C) (a)	2,051	60,453
Scripps Networks Interactive, Inc. (Class A)	1,342	92,008
Time Warner, Inc.	1,194	100,821
Viacom, Inc. (Class B)	1,403	95,825

		595,278

MULTILINE RETAIL — 3.2%
Kohl’s Corp.	1,659	129,817
Macy’s, Inc.	1,526	99,052
Nordstrom, Inc.	1,281	102,890

		331,759

OIL, GAS & CONSUMABLE FUELS — 5.4%
Apache Corp.	1,656	99,906
Hess Corp.	1,402	95,154
Marathon Petroleum Corp.	1,136	116,315
Phillips 66	1,483	116,564
Tesoro Corp.	1,371	125,159

		553,098

PAPER & FOREST PRODUCTS — 1.0%
International Paper Co.	1,895	105,154

PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corp.	839	107,694

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Intel Corp.	2,711	84,773
NVIDIA Corp.	5,041	105,483
Texas Instruments, Inc.	1,876	107,279

		297,535

SOFTWARE — 1.0%
Citrix Systems, Inc. (a)	1,646	105,130

SPECIALTY RETAIL — 8.7%
AutoNation, Inc. (a)	1,706	109,747
AutoZone, Inc. (a)	165	112,556
Bed Bath & Beyond, Inc. (a)	1,346	103,339
Gap, Inc.	2,393	103,689
Home Depot, Inc.	958	108,838
Lowe’s Cos., Inc.	1,471	109,428
O’Reilly Automotive, Inc. (a)	535	115,688
Urban Outfitters, Inc. (a)	2,758	125,903

		889,188

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.1%
Apple, Inc.	891	110,867
Hewlett-Packard Co.	2,451	76,373
NetApp, Inc.	2,474	87,728
SanDisk Corp.	1,026	65,274
Seagate Technology PLC	1,499	77,993

		418,235

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Fossil Group, Inc. (a)	965	79,564

TRADING COMPANIES & DISTRIBUTORS — 1.0%
United Rentals, Inc. (a)	1,117	101,826

TOTAL COMMON STOCKS —
(Cost $10,090,421)		10,184,736

SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b)(c) (Cost $36,859)	36,859	36,859

TOTAL INVESTMENTS — 99.9% (d)
(Cost $10,127,280)		10,221,595
OTHER ASSETS & LIABILITIES — 0.1%		6,106

NET ASSETS — 100.0%		$10,227,701

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.1%
Boeing Co.	18,621	$2,794,640
General Dynamics Corp.	11,997	1,628,353
Honeywell International, Inc.	22,742	2,372,218
Lockheed Martin Corp.	10,102	2,050,302
Northrop Grumman Corp.	5,259	846,488
Precision Castparts Corp.	4,364	916,440
Rockwell Collins, Inc. (a)	4,782	461,702
Textron, Inc.	7,043	312,216

		11,382,359

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (a)	8,375	613,217
Expeditors International of Washington, Inc.	5,234	252,174
FedEx Corp.	8,248	1,364,632
United Parcel Service, Inc. (Class B)	22,584	2,189,293

		4,419,316

AIRLINES — 1.0%
American Airlines Group, Inc.	28,500	1,504,230
Delta Air Lines, Inc.	46,990	2,112,671
Southwest Airlines Co.	38,748	1,716,536

		5,333,437

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	7,133	433,258

BANKS — 1.5%
Regions Financial Corp.	34,483	325,864
U.S. Bancorp	48,939	2,137,166
Wells Fargo & Co.	106,825	5,811,280

		8,274,310

BEVERAGES — 2.7%
Brown-Forman Corp. (Class B)	8,910	805,019
Coca-Cola Co.	125,360	5,083,348
Coca-Cola Enterprises, Inc.	6,559	289,908
Constellation Brands, Inc. (Class A) (b)	9,592	1,114,686
Dr. Pepper Snapple Group, Inc.	11,130	873,482
Molson Coors Brewing Co. (Class B)	9,105	677,867
Monster Beverage Corp. (b)	8,219	1,137,469
PepsiCo, Inc.	50,648	4,842,962

		14,824,741

BIOTECHNOLOGY — 5.6%
Alexion Pharmaceuticals, Inc. (b)	11,339	1,965,049
Amgen, Inc.	43,279	6,918,148
Biogen, Inc. (b)	13,414	5,663,928
Celgene Corp. (b)	45,665	5,264,261
Gilead Sciences, Inc. (b)	84,893	8,330,550
Regeneron Pharmaceuticals, Inc. (b)	4,173	1,884,026
Vertex Pharmaceuticals, Inc. (b)	9,734	1,148,320

		31,174,282

BUILDING PRODUCTS — 0.1%
Allegion PLC	3,598	220,090
Masco Corp.	9,132	243,824

		463,914

CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc. (b)	1,954	419,680
Ameriprise Financial, Inc.	10,399	1,360,605
BlackRock, Inc.	4,585	1,677,377
Charles Schwab Corp.	42,552	1,295,283
E*TRADE Financial Corp. (b)	6,638	189,548
Franklin Resources, Inc.	11,388	584,432
Invesco, Ltd.	14,045	557,446
Legg Mason, Inc.	5,755	317,676
Northern Trust Corp.	6,175	430,089
T. Rowe Price Group, Inc.	9,953	805,994

		7,638,130

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	7,845	1,186,792
Airgas, Inc.	2,037	216,146
CF Industries Holdings, Inc.	1,488	422,116
E. I. du Pont de Nemours & Co.	25,876	1,849,358
Ecolab, Inc.	15,347	1,755,390
International Flavors & Fragrances, Inc.	2,666	312,988
Monsanto Co.	18,206	2,048,903
PPG Industries, Inc.	5,108	1,152,058
Praxair, Inc.	8,766	1,058,407
Sherwin-Williams Co.	4,576	1,301,872
Sigma-Aldrich Corp.	6,844	946,183

		12,250,213

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	5,489	448,067
Stericycle, Inc. (b)	4,873	684,315
Tyco International PLC	11,666	502,338
Waste Management, Inc.	12,176	660,305

		2,295,025

COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	186,154	5,123,889
F5 Networks, Inc. (b)	4,111	472,519
Motorola Solutions, Inc.	5,202	346,817
QUALCOMM, Inc.	94,045	6,521,080

		12,464,305

CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc. (b)	5,836	166,501

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc. (a)	3,542	495,171
Vulcan Materials Co.	4,476	377,327

		872,498

CONSUMER FINANCE — 0.7%
American Express Co.	29,423	2,298,525
Discover Financial Services	17,793	1,002,635
Navient Corp.	22,924	466,045

		3,767,205

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	5,371	379,408
Sealed Air Corp.	7,674	349,627

		729,035

DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,045	470,144

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	10,625	340,744

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Intercontinental Exchange, Inc.	4,510	1,052,048

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

McGraw Hill Financial, Inc.	9,736	$1,006,702
Moody’s Corp.	10,091	1,047,446

		3,106,196

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Frontier Communications Corp. (a)	25,125	177,131
Level 3 Communications, Inc. (b)	15,940	858,210
Windstream Holdings, Inc.	20,308	150,279

		1,185,620

ELECTRIC UTILITIES — 0.3%
Edison International	8,165	510,068
NextEra Energy, Inc.	12,668	1,318,105

		1,828,173

ELECTRICAL EQUIPMENT — 0.2%
AMETEK, Inc.	8,403	441,494
Rockwell Automation, Inc.	3,949	458,044

		899,538

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. (Class A)	17,700	1,043,061
Corning, Inc.	31,410	712,379
FLIR Systems, Inc.	3,806	119,052
TE Connectivity, Ltd.	10,718	767,623

		2,642,115

ENERGY EQUIPMENT & SERVICES — 0.6%
Cameron International Corp. (b)	4,920	221,990
FMC Technologies, Inc. (b)	9,103	336,902
Schlumberger, Ltd.	34,158	2,850,144

		3,409,036

FOOD & STAPLES RETAILING — 1.4%
CVS Health Corp.	64,128	6,618,651
Kroger Co.	13,190	1,011,145

		7,629,796

FOOD PRODUCTS — 1.2%
Campbell Soup Co. (a)	5,967	277,764
ConAgra Foods, Inc.	9,423	344,222
General Mills, Inc.	17,207	973,916
Hershey Co.	5,206	525,338
Hormel Foods Corp.	4,571	259,861
Kellogg Co.	7,054	465,211
Keurig Green Mountain, Inc. (a)	6,943	775,742
Kraft Foods Group, Inc.	16,751	1,459,263
McCormick & Co., Inc. (a)	4,057	312,835
Mead Johnson Nutrition Co.	11,496	1,155,693

		6,549,845

GAS UTILITIES — 0.0% (c)
AGL Resources, Inc.	2,720	135,048

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	34,337	1,590,833
Baxter International, Inc.	18,208	1,247,248
Becton, Dickinson and Co.	11,883	1,706,280
Boston Scientific Corp. (b)	34,833	618,286
C.R. Bard, Inc.	4,275	715,421
DENTSPLY International, Inc.	5,048	256,893
Edwards Lifesciences Corp. (b)	6,141	874,847
Intuitive Surgical, Inc. (b)	2,035	1,027,736
Medtronic PLC	80,961	6,314,148
St. Jude Medical, Inc.	10,061	657,989
Stryker Corp.	17,023	1,570,372
Varian Medical Systems, Inc. (b)	3,896	366,575
Zimmer Holdings, Inc.	6,496	763,410

		17,710,038

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	9,005	959,303
AmerisourceBergen Corp.	11,821	1,343,693
Cigna Corp.	6,538	846,279
DaVita HealthCare Partners, Inc. (b)	9,759	793,211
Express Scripts Holding Co. (b)	19,480	1,690,280
HCA Holdings, Inc. (b)	13,256	997,249
Henry Schein, Inc. (b)	3,258	454,882
McKesson Corp.	5,621	1,271,470
Patterson Cos., Inc.	2,930	142,955
Tenet Healthcare Corp. (b)	2,752	136,251
UnitedHealth Group, Inc.	26,600	3,146,514
Universal Health Services, Inc. (Class B)	2,800	329,588

		12,111,675

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (b)	17,342	1,270,475

HOTELS, RESTAURANTS & LEISURE — 1.9%
Chipotle Mexican Grill, Inc. (b)	1,721	1,119,579
Marriott International, Inc. (Class A) (a)	11,867	953,157
McDonald’s Corp.	28,435	2,770,706
Royal Caribbean Cruises, Ltd.	5,340	437,079
Starbucks Corp.	28,618	2,710,125
Starwood Hotels & Resorts Worldwide, Inc.	5,461	455,994
Wyndham Worldwide Corp.	6,846	619,358
Wynn Resorts, Ltd.	4,580	576,530
Yum! Brands, Inc.	13,930	1,096,570

		10,739,098

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc.	18,951	539,724
Garmin, Ltd. (a)	3,918	186,183
Harman International Industries, Inc.	3,897	520,756
Leggett & Platt, Inc. (a)	7,850	361,807
Lennar Corp. (Class A) (a)	10,145	525,612
Mohawk Industries, Inc. (b)	1,685	312,989
Newell Rubbermaid, Inc.	10,187	398,006
Pulte Group, Inc.	10,050	223,412

		3,068,489

HOUSEHOLD PRODUCTS — 1.8%
Clorox Co.	4,352	480,417
Colgate-Palmolive Co.	28,662	1,987,423
Kimberly-Clark Corp.	11,623	1,244,940
Procter & Gamble Co.	75,371	6,175,900

		9,888,680

INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	24,250	4,000,037
Danaher Corp.	19,922	1,691,378
Roper Industries, Inc.	3,975	683,700

		6,375,115

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

INSURANCE — 0.5%
Allstate Corp.	9,840	$700,313
Aon PLC	9,253	889,398
Marsh & McLennan Cos., Inc.	18,497	1,037,497

		2,627,208

INTERNET & CATALOG RETAIL — 2.5%
Amazon.com, Inc. (b)	21,666	8,061,918
Expedia, Inc. (a)	5,638	530,705
Netflix, Inc. (b)	3,488	1,453,415
Priceline Group, Inc. (b)	2,987	3,477,316
TripAdvisor, Inc. (a)(b)	6,398	532,122

		14,055,476

INTERNET SOFTWARE & SERVICES — 6.4%
Akamai Technologies, Inc. (b)	10,186	723,664
eBay, Inc. (b)	62,753	3,619,593
Equinix, Inc.	3,200	745,120
Facebook, Inc. (Class A) (b)	119,423	9,818,362
Google, Inc. (Class A) (b)	16,226	9,000,562
Google, Inc. (Class C) (b)	16,325	8,946,100
VeriSign, Inc. (a)(b)	5,961	399,208
Yahoo!, Inc. (b)	49,643	2,205,887

		35,458,496

IT SERVICES — 4.1%
Accenture PLC (Class A)	20,376	1,909,028
Alliance Data Systems Corp. (b)	3,567	1,056,724
Automatic Data Processing, Inc.	27,080	2,319,131
Cognizant Technology Solutions Corp. (Class A) (b)	34,703	2,165,120
Fidelity National Information Services, Inc.	10,221	695,641
Fiserv, Inc. (b)	13,601	1,079,919
Mastercard, Inc. (Class A)	55,631	4,805,962
Paychex, Inc.	12,129	601,780
Teradata Corp. (a)(b)	4,541	200,440
Total System Services, Inc.	6,417	244,809
Visa, Inc. (Class A) (a)	110,586	7,233,430
Western Union Co. (a)	16,654	346,570

		22,658,554

LEISURE PRODUCTS — 0.0% (c)
Hasbro, Inc. (a)	3,109	196,613

LIFE SCIENCES TOOLS & SERVICES — 0.7%
PerkinElmer, Inc.	3,915	200,213
Thermo Fisher Scientific, Inc.	22,651	3,042,935
Waters Corp. (b)	3,042	378,182

		3,621,330

MACHINERY — 0.4%
Illinois Tool Works, Inc.	11,111	1,079,322
PACCAR, Inc.	10,740	678,124
Pall Corp.	4,079	409,491
Snap-On, Inc.	2,237	328,973

		2,495,910

MEDIA — 5.1%
CBS Corp. (Class B)	12,032	729,500
Comcast Corp. (Class A)	97,027	5,479,115
DIRECTV (b)	28,654	2,438,455
Discovery Communications, Inc. (Series A) (a)(b)	8,286	254,877
Discovery Communications, Inc. (Series C) (b)	15,734	463,760
Interpublic Group of Cos., Inc.	11,684	258,450
Omnicom Group, Inc. (a)	7,348	572,997
Scripps Networks Interactive, Inc. (Class A) (a)	5,586	382,976
Time Warner Cable, Inc.	10,754	1,611,810
Time Warner, Inc.	47,331	3,996,630
Twenty-First Century Fox, Inc. (Class A)	59,361	2,008,776
Viacom, Inc. (Class B)	10,724	732,449
Walt Disney Co.	89,170	9,353,041

		28,282,836

MULTI-UTILITIES — 0.5%
Dominion Resources, Inc.	15,690	1,111,950
Integrys Energy Group, Inc.	2,095	150,882
NiSource, Inc.	8,480	374,477
Sempra Energy	7,225	787,669
Wisconsin Energy Corp.	6,284	311,058

		2,736,036

MULTILINE RETAIL — 0.6%
Dollar General Corp. (b)	10,698	806,415
Dollar Tree, Inc. (b)	11,771	955,158
Family Dollar Stores, Inc.	2,618	207,450
Macy’s, Inc.	8,480	550,437
Nordstrom, Inc.	8,036	645,452

		3,164,912

OIL, GAS & CONSUMABLE FUELS — 2.5%
Anadarko Petroleum Corp.	15,033	1,244,883
Cabot Oil & Gas Corp.	23,490	693,660
Cimarex Energy Co.	2,566	295,321
EOG Resources, Inc.	31,243	2,864,671
EQT Corp.	5,752	476,668
Kinder Morgan, Inc.	96,925	4,076,665
Pioneer Natural Resources Co. (a)	5,851	956,697
Range Resources Corp. (a)	9,622	500,729
Spectra Energy Corp.	20,295	734,070
Williams Cos., Inc.	38,320	1,938,609

		13,781,973

PAPER & FOREST PRODUCTS — 0.1%
Weyerhaeuser Co.	21,250	704,438

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (Class A)	7,131	593,014

PHARMACEUTICALS — 6.8%
AbbVie, Inc.	90,987	5,326,379
Actavis PLC (b)	22,081	6,571,747
Bristol-Myers Squibb Co.	50,217	3,238,996
Eli Lilly & Co.	34,127	2,479,326
Endo International PLC (b)	5,694	510,752
Hospira, Inc. (b)	9,600	843,264
Johnson & Johnson	91,873	9,242,424
Mallinckrodt PLC (a)(b)	6,595	835,257
Merck & Co., Inc.	92,227	5,301,208
Mylan NV (b)	21,388	1,269,378
Perrigo Co. PLC	4,024	666,173
Zoetis, Inc.	28,544	1,321,302

		37,606,206

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	1,313	$168,537
Equifax, Inc.	4,863	452,259
Nielsen NV	17,988	801,725
Robert Half International, Inc.	7,693	465,580

		1,888,101

REAL ESTATE INVESTMENT TRUSTS — 4.1%
American Tower Corp.	23,967	2,256,493
Apartment Investment & Management Co. (Class A)	8,927	351,367
AvalonBay Communities, Inc.	7,547	1,315,065
Boston Properties, Inc.	8,712	1,223,862
Crown Castle International Corp.	19,003	1,568,508
Equity Residential	20,695	1,611,313
Essex Property Trust, Inc.	3,629	834,307
General Growth Properties, Inc.	35,752	1,056,472
HCP, Inc.	14,659	633,415
Health Care REIT, Inc.	19,715	1,525,152
Host Hotels & Resorts, Inc.	43,224	872,260
Iron Mountain, Inc. (a)	10,654	388,658
Kimco Realty Corp.	23,454	629,740
Macerich Co.	8,049	678,772
Plum Creek Timber Co., Inc.	4,994	216,989
Public Storage	8,247	1,625,814
Simon Property Group, Inc.	17,696	3,462,045
SL Green Realty Corp.	3,500	449,330
Ventas, Inc.	18,324	1,338,018
Vornado Realty Trust	6,074	680,288

		22,717,868

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	15,966	618,044

ROAD & RAIL — 1.6%
CSX Corp.	56,736	1,879,096
Kansas City Southern	3,369	343,907
Norfolk Southern Corp.	11,817	1,216,206
Union Pacific Corp.	50,219	5,439,220

		8,878,429

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Altera Corp.	8,857	380,054
Analog Devices, Inc.	9,094	572,922
Applied Materials, Inc.	44,476	1,003,379
Avago Technologies, Ltd.	14,471	1,837,528
Broadcom Corp. (Class A)	30,673	1,327,987
Intel Corp.	269,940	8,441,024
KLA-Tencor Corp.	4,235	246,858
Lam Research Corp.	9,049	635,556
Linear Technology Corp.	7,466	349,409
Microchip Technology, Inc. (a)	7,108	347,581
Micron Technology, Inc. (b)	61,205	1,660,492
NVIDIA Corp.	29,497	617,225
Skyworks Solutions, Inc.	10,894	1,070,771
Texas Instruments, Inc.	38,176	2,183,094
Xilinx, Inc.	7,379	312,132

		20,986,012

SOFTWARE — 5.9%
Adobe Systems, Inc. (b)	18,664	1,380,016
Autodesk, Inc. (b)	12,988	761,616
Citrix Systems, Inc. (b)	9,174	585,944
Electronic Arts, Inc. (b)	17,705	1,041,320
Intuit, Inc.	15,738	1,525,957
Microsoft Corp.	467,446	19,004,017
Oracle Corp.	120,585	5,203,243
Red Hat, Inc. (b)	10,419	789,239
Salesforce.com, Inc. (b)	23,457	1,567,162
Symantec Corp.	21,694	506,880

		32,365,394

SPECIALTY RETAIL — 3.9%
AutoNation, Inc. (b)	1,780	114,507
AutoZone, Inc. (b)	1,865	1,272,229
Bed Bath & Beyond, Inc. (b)	5,196	398,923
CarMax, Inc. (a)(b)	5,968	411,852
Gap, Inc. (a)	6,686	289,704
Home Depot, Inc.	75,065	8,528,135
L Brands, Inc.	9,865	930,171
Lowe’s Cos., Inc.	55,513	4,129,612
O’Reilly Automotive, Inc. (b)	5,795	1,253,111
Ross Stores, Inc.	11,815	1,244,828
Tiffany & Co.	4,414	388,476
TJX Cos., Inc.	25,726	1,802,106
Tractor Supply Co. (a)	7,765	660,491

		21,424,145

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.4%
Apple, Inc.	331,953	41,304,912
EMC Corp.	80,488	2,057,273
NetApp, Inc.	9,260	328,360
SanDisk Corp.	12,169	774,192
Seagate Technology PLC (a)	18,682	972,024
Western Digital Corp.	12,394	1,127,978

		46,564,739

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Fossil Group, Inc. (a)(b)	1,665	137,279
Hanesbrands, Inc.	22,400	750,624
Michael Kors Holdings, Ltd. (b)	11,396	749,287
NIKE, Inc. (Class B)	39,797	3,992,833
Ralph Lauren Corp.	1,875	246,562
Under Armour, Inc. (Class A) (a)(b)	9,528	769,386
V.F. Corp.	19,499	1,468,470

		8,114,441

TOBACCO — 2.1%
Altria Group, Inc.	112,200	5,612,244
Lorillard, Inc.	20,568	1,344,119
Philip Morris International, Inc.	48,455	3,650,115
Reynolds American, Inc.	17,549	1,209,302

		11,815,780

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (a)	9,754	404,157
United Rentals, Inc. (b)	5,475	499,101
W.W. Grainger, Inc. (a)	1,652	389,558

		1,292,816

TOTAL COMMON STOCKS —
(Cost $442,429,487)		550,497,125

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 2.4%
MONEY MARKET FUNDS — 2.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	12,309,459	$12,309,459
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	1,131,920	1,131,920

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,441,379)		13,441,379

TOTAL INVESTMENTS — 102.1% (g)
(Cost $455,870,866)		563,938,504
OTHER ASSETS & LIABILITIES — (2.1)%		(11,813,081)

NET ASSETS — 100.0%		$552,125,423

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.5%
Boeing Co.	9,860	$1,479,789
General Dynamics Corp.	3,136	425,649
Honeywell International, Inc.	11,459	1,195,288
L-3 Communications Holdings, Inc.	2,441	307,054
Lockheed Martin Corp.	2,787	565,650
Northrop Grumman Corp.	3,293	530,041
Precision Castparts Corp.	1,990	417,900
Raytheon Co.	9,233	1,008,705
Rockwell Collins, Inc. (a)	1,446	139,611
Textron, Inc.	4,540	201,258
United Technologies Corp.	24,903	2,918,632

		9,189,577

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	3,292	158,608
FedEx Corp.	3,511	580,895
United Parcel Service, Inc. (Class B)	8,971	869,649

		1,609,152

AIRLINES — 0.1%
American Airlines Group, Inc.	6,100	321,958

AUTO COMPONENTS — 0.9%
BorgWarner, Inc.	6,859	414,832
Delphi Automotive PLC	8,883	708,330
Goodyear Tire & Rubber Co.	8,195	221,921
Johnson Controls, Inc.	19,932	1,005,370

		2,350,453

AUTOMOBILES — 1.4%
Ford Motor Co.	119,029	1,921,128
General Motors Co.	40,473	1,517,738
Harley-Davidson, Inc.	2,660	161,568

		3,600,434

BANKS — 10.5%
Bank of America Corp.	315,270	4,852,005
BB&T Corp.	21,617	842,847
Citigroup, Inc.	91,340	4,705,837
Comerica, Inc.	5,420	244,605
Fifth Third Bancorp	24,688	465,369
Huntington Bancshares, Inc.	24,463	270,316
JPMorgan Chase & Co.	112,279	6,801,862
KeyCorp	26,013	368,344
M&T Bank Corp. (a)	3,966	503,682
PNC Financial Services Group, Inc.	15,779	1,471,234
Regions Financial Corp.	21,867	206,643
SunTrust Banks, Inc.	15,616	641,661
U.S. Bancorp	27,927	1,219,572
Wells Fargo & Co.	84,745	4,610,128
Zions Bancorporation	6,115	165,105

		27,369,210

BEVERAGES — 1.5%
Coca-Cola Co.	52,008	2,108,924
Coca-Cola Enterprises, Inc.	3,210	141,882
PepsiCo, Inc.	17,971	1,718,387

		3,969,193

BIOTECHNOLOGY — 0.1%
Vertex Pharmaceuticals, Inc. (b)	2,101	247,855

BUILDING PRODUCTS — 0.1%
Allegion PLC	959	58,662
Masco Corp.	5,901	157,557

		216,219

CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc. (b)	660	141,755
Bank of New York Mellon Corp.	33,785	1,359,508
BlackRock, Inc.	1,334	488,031
Charles Schwab Corp.	12,064	367,228
E*TRADE Financial Corp. (b)	5,178	147,858
Franklin Resources, Inc.	5,756	295,398
Goldman Sachs Group, Inc.	12,126	2,279,324
Invesco, Ltd.	5,536	219,724
Morgan Stanley	45,734	1,632,246
Northern Trust Corp.	3,378	235,278
State Street Corp. (c)	12,538	921,919
T. Rowe Price Group, Inc.	2,546	206,175

		8,294,444

CHEMICALS — 2.5%
Air Products & Chemicals, Inc.	1,706	258,084
Airgas, Inc.	992	105,261
CF Industries Holdings, Inc.	709	201,129
Dow Chemical Co.	32,782	1,572,880
E. I. du Pont de Nemours & Co.	13,594	971,563
Eastman Chemical Co.	4,430	306,822
FMC Corp. (a)	3,985	228,141
International Flavors & Fragrances, Inc.	998	117,165
LyondellBasell Industries NV (Class A)	11,906	1,045,347
Monsanto Co.	4,978	560,224
Mosaic Co.	9,452	435,359
PPG Industries, Inc.	1,435	323,650
Praxair, Inc.	4,074	491,895

		6,617,520

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp. (a)	5,405	224,416
Pitney Bowes, Inc.	5,987	139,617
Republic Services, Inc.	7,597	308,134
Tyco International PLC	6,596	284,024
Waste Management, Inc.	6,463	350,488

		1,306,679

COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	55,172	1,518,609
Harris Corp.	3,148	247,937
Juniper Networks, Inc.	10,885	245,783
Motorola Solutions, Inc.	2,978	198,543

		2,210,872

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	4,482	256,191
Jacobs Engineering Group, Inc. (b)	4,088	184,614
Quanta Services, Inc. (b)	3,420	97,573

		538,378

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	1,606	135,386

CONSUMER FINANCE — 0.9%
American Express Co.	10,962	856,352

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Capital One Financial Corp.	16,615	$1,309,594
Discover Financial Services	4,095	230,753

		2,396,699

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	2,750	145,502
Ball Corp.	1,301	91,903
MeadWestvaco Corp.	5,246	261,618
Owens-Illinois, Inc. (b)	4,930	114,968
Sealed Air Corp.	2,320	105,699

		719,690

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,882	175,384

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	2,790	89,475

DIVERSIFIED FINANCIAL SERVICES — 3.7%
Berkshire Hathaway, Inc. (Class B) (b)	54,795	7,908,014
CME Group, Inc.	9,449	894,915
Intercontinental Exchange, Inc.	1,000	233,270
Leucadia National Corp.	9,482	211,354
McGraw Hill Financial, Inc.	3,050	315,370
NASDAQ OMX Group, Inc.	3,737	190,363

		9,753,286

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
AT&T, Inc.	156,214	5,100,387
CenturyLink, Inc.	17,107	591,047
Frontier Communications Corp. (a)	16,839	118,715
Verizon Communications, Inc. (a)	124,769	6,067,517
Windstream Holdings, Inc.	7,401	54,767

		11,932,433

ELECTRIC UTILITIES — 3.3%
American Electric Power Co., Inc.	14,632	823,050
Duke Energy Corp.	21,239	1,630,730
Edison International	5,479	342,273
Entergy Corp.	5,454	422,630
Eversource Energy	9,544	482,163
Exelon Corp. (a)	26,058	875,809
FirstEnergy Corp.	12,833	449,925
NextEra Energy, Inc.	6,460	672,163
Pepco Holdings, Inc.	7,794	209,113
Pinnacle West Capital Corp.	3,354	213,818
PPL Corp.	19,985	672,695
Southern Co.	26,959	1,193,745
Xcel Energy, Inc.	15,137	526,919

		8,515,033

ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	2,985	156,832
Eaton Corp. PLC	14,209	965,360
Emerson Electric Co.	20,823	1,178,998
Rockwell Automation, Inc.	1,996	231,516

		2,532,706

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	21,939	497,577
FLIR Systems, Inc.	2,266	70,880
TE Connectivity, Ltd.	6,580	471,260

		1,039,717

ENERGY EQUIPMENT & SERVICES — 2.0%
Baker Hughes, Inc.	12,977	825,078
Cameron International Corp. (b)	3,321	149,843
Diamond Offshore Drilling, Inc. (a)	2,106	56,420
Ensco PLC (Class A)	7,022	147,953
FMC Technologies, Inc. (b)	2,215	81,977
Halliburton Co.	25,358	1,112,709
Helmerich & Payne, Inc. (a)	3,215	218,845
National Oilwell Varco, Inc.	12,403	620,026
Noble Corp. PLC (a)	7,827	111,770
Schlumberger, Ltd.	20,477	1,708,601
Transocean, Ltd. (a)	10,289	150,940

		5,184,162

FOOD & STAPLES RETAILING — 3.8%
Costco Wholesale Corp.	13,086	1,982,463
Kroger Co.	7,821	599,558
Sysco Corp. (a)	17,774	670,613
Wal-Mart Stores, Inc.	47,499	3,906,793
Walgreens Boots Alliance, Inc.	26,044	2,205,406
Whole Foods Market, Inc.	10,751	559,912

		9,924,745

FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	19,312	915,389
Campbell Soup Co. (a)	2,302	107,158
ConAgra Foods, Inc.	7,808	285,226
General Mills, Inc.	9,192	520,267
Hershey Co.	1,664	167,914
Hormel Foods Corp.	1,599	90,903
J.M. Smucker Co. (a)	3,091	357,721
Kellogg Co.	3,948	260,371
Kraft Foods Group, Inc.	8,856	771,491
McCormick & Co., Inc. (a)	1,877	144,736
Mondelez International, Inc. (Class A)	49,668	1,792,518
Tyson Foods, Inc. (Class A)	9,004	344,853

		5,758,547

GAS UTILITIES — 0.0% (d)
AGL Resources, Inc.	2,105	104,513

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Abbott Laboratories	27,057	1,253,551
Baxter International, Inc.	6,661	456,278
Boston Scientific Corp. (b)	21,477	381,217
DENTSPLY International, Inc.	1,626	82,747
St. Jude Medical, Inc.	3,215	210,261
Varian Medical Systems, Inc. (b)	931	87,598
Zimmer Holdings, Inc.	1,749	205,542

		2,677,194

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aetna, Inc.	5,769	614,572
Anthem, Inc.	8,015	1,237,596
Cardinal Health, Inc.	9,944	897,645
Cigna Corp.	4,425	572,772
Express Scripts Holding Co. (b)	11,618	1,008,094
HCA Holdings, Inc. (b)	1,911	143,764
Henry Schein, Inc. (b)	816	113,930
Humana, Inc.	4,518	804,294

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Laboratory Corp. of America Holdings (b)	3,001	$378,396
McKesson Corp.	3,990	902,538
Patterson Cos., Inc.	1,046	51,034
Quest Diagnostics, Inc. (a)	4,429	340,369
Tenet Healthcare Corp. (b)	1,474	72,978
UnitedHealth Group, Inc.	14,706	1,739,573
Universal Health Services, Inc. (Class B)	1,325	155,966

		9,033,521

HOTELS, RESTAURANTS & LEISURE — 1.5%
Carnival Corp.	13,486	645,170
Darden Restaurants, Inc.	3,891	269,802
McDonald’s Corp.	13,930	1,357,339
Royal Caribbean Cruises, Ltd.	2,214	181,216
Starbucks Corp.	7,415	702,200
Starwood Hotels & Resorts Worldwide, Inc.	2,331	194,639
Yum! Brands, Inc.	5,871	462,165

		3,812,531

HOUSEHOLD DURABLES — 0.4%
Garmin, Ltd. (a)	1,568	74,511
Mohawk Industries, Inc. (b)	995	184,821
Newell Rubbermaid, Inc.	2,734	106,818
Pulte Group, Inc.	4,666	103,725
Whirlpool Corp.	2,313	467,365

		937,240

HOUSEHOLD PRODUCTS — 1.9%
Clorox Co.	1,743	192,410
Colgate-Palmolive Co.	10,495	727,723
Kimberly-Clark Corp.	4,958	531,052
Procter & Gamble Co.	41,279	3,382,401

		4,833,586

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	19,503	250,614
NRG Energy, Inc.	10,513	264,822

		515,436

INDUSTRIAL CONGLOMERATES — 3.6%
3M Co.	6,316	1,041,824
Danaher Corp.	7,863	667,569
General Electric Co.	303,065	7,519,042
Roper Industries, Inc.	849	146,028

		9,374,463

INSURANCE — 5.2%
ACE, Ltd.	9,965	1,110,998
Aflac, Inc.	13,259	848,709
Allstate Corp.	7,466	531,355
American International Group, Inc.	41,302	2,262,936
Aon PLC	3,546	340,841
Assurant, Inc.	2,207	135,532
Chubb Corp.	7,062	713,968
Cincinnati Financial Corp.	4,547	242,264
Genworth Financial, Inc. (Class A) (b)	14,989	109,570
Hartford Financial Services Group, Inc.	12,890	539,060
Lincoln National Corp.	7,775	446,751
Loews Corp.	9,009	367,837
Marsh & McLennan Cos., Inc.	6,518	365,595
MetLife, Inc.	33,636	1,700,300
Principal Financial Group, Inc.	8,159	419,128
Progressive Corp.	16,074	437,213
Prudential Financial, Inc.	13,731	1,102,737
Torchmark Corp.	3,876	212,870
Travelers Cos., Inc.	9,674	1,046,050
Unum Group	7,582	255,741
XL Group PLC	7,699	283,323

		13,472,778

IT SERVICES — 2.5%
Accenture PLC (Class A)	8,045	753,736
Computer Sciences Corp.	4,234	276,396
Fidelity National Information Services, Inc.	3,105	211,326
International Business Machines Corp.	27,599	4,429,639
Paychex, Inc.	3,272	162,340
Teradata Corp. (a)(b)	2,015	88,942
Total System Services, Inc.	1,555	59,323
Western Union Co. (a)	7,196	149,749
Xerox Corp.	32,129	412,858

		6,544,309

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. (a)	1,810	114,464
Mattel, Inc. (a)	10,182	232,659

		347,123

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Agilent Technologies, Inc.	9,960	413,838
PerkinElmer, Inc.	1,572	80,392
Waters Corp. (b)	885	110,023

		604,253

MACHINERY — 2.6%
Caterpillar, Inc. (a)	18,114	1,449,663
Cummins, Inc.	5,078	704,014
Deere & Co. (a)	10,218	896,016
Dover Corp.	4,997	345,393
Flowserve Corp.	4,095	231,327
Illinois Tool Works, Inc.	4,676	454,227
Ingersoll-Rand PLC	7,952	541,372
Joy Global, Inc. (a)	3,181	124,632
PACCAR, Inc.	4,987	314,879
Pall Corp.	1,169	117,356
Parker-Hannifin Corp.	4,342	515,743
Pentair PLC	5,550	349,039
Snap-On, Inc.	620	91,177
Stanley Black & Decker, Inc.	4,766	454,486
Xylem, Inc.	5,466	191,419

		6,780,743

MEDIA — 1.7%
Cablevision Systems Corp. (Class A) (a)	6,848	125,318
CBS Corp. (Class B)	7,446	451,451
Comcast Corp. (Class A)	25,465	1,438,009
Gannett Co., Inc.	6,855	254,183
Interpublic Group of Cos., Inc.	6,421	142,033
News Corp. (Class A) (b)	14,945	239,269
Omnicom Group, Inc. (a)	3,545	276,439
Time Warner Cable, Inc.	2,769	415,018

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Twenty-First Century Fox, Inc. (Class A)	23,922	$809,520
Viacom, Inc. (Class B)	5,425	370,528

		4,521,768

METALS & MINING — 0.8%
Alcoa, Inc.	36,099	466,399
Allegheny Technologies, Inc.	3,294	98,853
Freeport-McMoRan, Inc.	31,174	590,747
Newmont Mining Corp.	15,029	326,280
Nucor Corp.	9,656	458,950

		1,941,229

MULTI-UTILITIES — 2.0%
Ameren Corp.	7,544	318,357
CenterPoint Energy, Inc.	13,267	270,779
CMS Energy Corp.	8,277	288,950
Consolidated Edison, Inc.	8,902	543,022
Dominion Resources, Inc.	9,250	655,548
DTE Energy Co.	5,315	428,867
Integrys Energy Group, Inc.	1,252	90,169
NiSource, Inc.	5,035	222,346
PG&E Corp.	14,412	764,845
Public Service Enterprise Group, Inc.	15,314	641,963
SCANA Corp.	4,365	240,031
Sempra Energy	3,067	334,364
TECO Energy, Inc.	7,516	145,810
Wisconsin Energy Corp. (a)	3,399	168,251

		5,113,302

MULTILINE RETAIL — 1.1%
Dollar General Corp. (b)	3,489	263,000
Family Dollar Stores, Inc.	1,466	116,166
Kohl’s Corp. (a)	6,120	478,890
Macy’s, Inc.	5,868	380,892
Target Corp.	19,069	1,564,993

		2,803,941

OIL, GAS & CONSUMABLE FUELS — 11.5%
Anadarko Petroleum Corp.	7,307	605,093
Apache Corp.	11,280	680,522
Chesapeake Energy Corp. (a)	15,514	219,678
Chevron Corp.	56,698	5,952,156
Cimarex Energy Co.	1,320	151,919
ConocoPhillips	36,892	2,296,896
CONSOL Energy, Inc. (a)	6,845	190,907
Devon Energy Corp.	11,676	704,180
EQT Corp.	1,550	128,448
Exxon Mobil Corp.	126,306	10,736,010
Hess Corp.	7,324	497,080
Marathon Oil Corp.	20,672	539,746
Marathon Petroleum Corp.	8,231	842,772
Murphy Oil Corp.	5,217	243,112
Newfield Exploration Co. (b)	4,169	146,290
Noble Energy, Inc.	11,641	569,245
Occidental Petroleum Corp.	23,242	1,696,666
ONEOK, Inc.	6,252	301,596
Phillips 66	16,348	1,284,953
Pioneer Natural Resources Co.	1,335	218,286
QEP Resources, Inc.	5,275	109,984
Southwestern Energy Co. (a)(b)	11,649	270,140
Spectra Energy Corp.	9,493	343,362
Tesoro Corp.	3,810	347,815
Valero Energy Corp.	15,634	994,635

		30,071,491

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co.	12,661	702,559
Weyerhaeuser Co.	4,598	152,424

		854,983

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (Class A)	2,985	248,233

PHARMACEUTICALS — 5.7%
Bristol-Myers Squibb Co.	23,419	1,510,525
Eli Lilly & Co.	11,498	835,330
Endo International PLC (b)	2,018	181,014
Johnson & Johnson	35,273	3,548,464
Merck & Co., Inc.	36,758	2,112,850
Perrigo Co. PLC	2,105	348,483
Pfizer, Inc.	184,666	6,424,530

		14,961,196

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	438	56,222
Equifax, Inc.	1,105	102,765

		158,987

REAL ESTATE INVESTMENT TRUSTS — 0.5%
HCP, Inc.	6,025	260,341
Plum Creek Timber Co., Inc.	2,356	102,368
ProLogis, Inc.	14,952	651,309
SL Green Realty Corp.	1,100	141,218
Vornado Realty Trust	2,007	224,784

		1,380,020

ROAD & RAIL — 0.2%
Kansas City Southern	1,545	157,714
Norfolk Southern Corp.	3,095	318,537
Ryder Systems, Inc.	1,644	155,999

		632,250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Altera Corp.	4,478	192,151
Analog Devices, Inc.	4,526	285,138
Applied Materials, Inc.	13,126	296,122
First Solar, Inc. (b)	2,221	132,794
KLA-Tencor Corp.	2,661	155,110
Linear Technology Corp.	3,131	146,531
Microchip Technology, Inc. (a)	2,320	113,448
Texas Instruments, Inc.	11,450	654,768
Xilinx, Inc.	4,203	177,787

		2,153,849

SOFTWARE — 1.0%
Adobe Systems, Inc. (b)	4,425	327,185
CA, Inc.	9,605	313,219
Oracle Corp.	33,008	1,424,295
Salesforce.com, Inc. (b)	5,644	377,076
Symantec Corp.	9,705	226,757

		2,668,532

SPECIALTY RETAIL — 0.9%
AutoNation, Inc. (a)(b)	1,295	83,307
Bed Bath & Beyond, Inc. (b)	2,875	220,728
Best Buy Co., Inc.	8,710	329,151

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

CarMax, Inc. (a)(b)	3,053	$210,687
GameStop Corp. (Class A) (a)	3,207	121,738
Gap, Inc.	4,526	196,112
L Brands, Inc.	2,185	206,024
Staples, Inc.	19,137	311,646
Tiffany & Co.	1,000	88,010
TJX Cos., Inc.	6,979	488,879
Urban Outfitters, Inc. (a)(b)	2,960	135,124

		2,391,406

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
EMC Corp.	17,708	452,616
Hewlett-Packard Co.	54,710	1,704,764
NetApp, Inc.	4,523	160,386

		2,317,766

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Coach, Inc. (a)	8,216	340,389
Fossil Group, Inc. (a)(b)	445	36,690
PVH Corp. (a)	2,438	259,793
Ralph Lauren Corp.	734	96,521

		733,393

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	14,895	156,100
People’s United Financial, Inc. (a)	9,220	140,144

		296,244

TOBACCO — 0.6%
Philip Morris International, Inc.	20,931	1,576,732

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co. (a)	2,997	124,181
W.W. Grainger, Inc. (a)	890	209,871

		334,052

TOTAL COMMON STOCKS —
(Cost $243,286,042)		260,196,271

SHORT TERM INVESTMENTS — 4.0%
MONEY MARKET FUNDS — 4.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	10,142,114	10,142,114
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	326,313	326,313

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,468,427)		10,468,427

TOTAL INVESTMENTS — 103.8% (h)
(Cost $253,754,469)		270,664,698
OTHER ASSETS & LIABILITIES — (3.8)%		(9,807,633)

NET ASSETS — 100.0%		$260,857,065

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	910	$27,937
Aerovironment, Inc. (a)	464	12,301
American Science & Engineering, Inc. (b)	179	8,746
Astronics Corp. (a)	425	31,322
BE Aerospace, Inc.	2,383	151,606
Cubic Corp.	455	23,555
Curtiss-Wright Corp.	1,072	79,264
DigitalGlobe, Inc. (a)	1,731	58,975
Ducommun, Inc. (a)	285	7,381
Engility Holdings, Inc.	358	10,754
Erickson, Inc. (a)	92	397
Esterline Technologies Corp. (a)	729	83,412
Exelis, Inc.	4,276	104,206
GenCorp, Inc. (a)(b)	1,349	31,283
HEICO Corp. (b)	1,490	90,994
Hexcel Corp.	2,206	113,433
Huntington Ingalls Industries, Inc.	1,108	155,286
Keyw Holding Corp. (a)(b)	726	5,975
KLX, Inc. (a)	1,201	46,287
Kratos Defense & Security Solutions, Inc. (a)	1,118	6,183
LMI Aerospace, Inc. (a)	285	3,480
Moog, Inc. (Class A) (a)	957	71,823
National Presto Industries, Inc. (b)	87	5,515
Orbital ATK, Inc.	1,321	101,228
Sparton Corp. (a)	285	6,983
Spirit Aerosystems Holdings, Inc. (Class A) (a)	2,689	140,393
Taser International, Inc. (a)	1,178	28,402
Teledyne Technologies, Inc. (a)	747	79,727
TransDigm Group, Inc.	1,189	260,058
Triumph Group, Inc.	1,176	70,231
Vectrus, Inc. (a)	244	6,220

		1,823,357

AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	1,299	11,977
Atlas Air Worldwide Holdings, Inc. (a)	569	24,478
Echo Global Logistics, Inc. (a)(b)	469	12,785
Forward Air Corp.	714	38,770
HUB Group, Inc. (Class A) (a)	793	31,157
Park-Ohio Holdings Corp.	179	9,428
UTI Worldwide, Inc. (a)(b)	2,209	27,171
XPO Logistics, Inc. (a)(b)	1,185	53,882

		209,648

AIRLINES — 1.2%
Alaska Air Group, Inc.	3,094	204,761
Allegiant Travel Co.	310	59,610
Copa Holdings SA (Class A) (b)	748	75,525
Hawaiian Holdings, Inc. (a)	1,035	22,796
JetBlue Airways Corp. (a)(b)	5,554	106,914
Republic Airways Holdings, Inc. (a)	1,193	16,404
SkyWest, Inc.	1,299	18,978
Spirit Airlines, Inc. (a)	1,641	126,948
United Continental Holdings, Inc. (a)	8,425	566,581
Virgin America, Inc. (a)	364	11,066

		1,209,583

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	1,526	39,417
Cooper Tire & Rubber Co.	1,299	55,649
Cooper-Standard Holding, Inc. (a)	309	18,293
Dana Holding Corp. (b)	3,821	80,852
Dorman Products, Inc. (a)(b)	633	31,492
Drew Industries, Inc.	554	34,093
Federal-Mogul Holdings Corp. (a)	650	8,652
Fox Factory Holding Corp. (a)	230	3,528
Fuel Systems Solutions, Inc. (a)(b)	377	4,162
Gentex Corp.	6,484	118,657
Gentherm, Inc. (a)	832	42,024
Lear Corp.	1,825	202,246
Metaldyne Performance Group, Inc. (a)	300	5,406
Modine Manufacturing Co. (a)	1,211	16,312
Motorcar Parts of America, Inc. (a)	339	9,421
Remy International, Inc.	747	16,591
Shiloh Industries, Inc. (a)	150	2,106
Spartan Motors, Inc.	830	4,026
Standard Motor Products, Inc.	455	19,228
Stoneridge, Inc. (a)	749	8,456
Strattec Security Corp.	106	7,827
Superior Industries International, Inc.	547	10,355
Tenneco, Inc. (a)	1,343	77,115
Tower International, Inc. (a)	448	11,917
TRW Automotive Holdings Corp. (a)	2,480	260,028
Visteon Corp. (a)	992	95,629

		1,183,482

AUTOMOBILES — 0.5%
Tesla Motors, Inc. (a)(b)	2,144	404,723
Thor Industries, Inc.	1,038	65,612
Winnebago Industries, Inc. (b)	634	13,479

		483,814

BANKS — 5.0%
1st Source Corp.	368	11,824
American National Bankshares, Inc. (b)	184	4,155
Ameris Bancorp	542	14,303
Ames National Corp.	165	4,100
Arrow Financial Corp.	293	7,955
Associated Banc-Corp.	3,578	66,551
Banc of California, Inc.	681	8,383
Bancfirst Corp.	184	11,220
Banco Latinoamericano de Comercio Exterior SA	623	20,428
Bancorp, Inc. (a)	837	7,558
BancorpSouth, Inc.	2,181	50,643
Bank of Hawaii Corp. (b)	1,002	61,332
Bank of Kentucky Financial Corp.	126	6,180
Bank of Marin Bancorp (b)	161	8,195
Bank of the Ozarks, Inc.	1,919	70,869
BankUnited, Inc.	2,293	75,073
Banner Corp.	455	20,885
BBCN Bancorp, Inc.	1,694	24,512
Berkshire Hills Bancorp, Inc.	533	14,764
Blue Hills Bancorp, Inc. (a)	514	6,795
BNC Bancorp (b)	464	8,398
BOK Financial Corp. (b)	626	38,324

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Boston Private Financial Holdings, Inc.	1,689	$20,521
Bridge Bancorp, Inc.	289	7,465
Bridge Capital Holdings (a)	289	7,546
Bryn Mawr Bank Corp.	261	7,937
Camden National Corp.	184	7,331
Capital Bank Financial Corp. (Class A) (a)	536	14,799
Capital City Bank Group, Inc.	271	4,404
Cardinal Financial Corp.	738	14,745
Cascade Bancorp (a)	774	3,715
Cathay General Bancorp	1,809	51,466
Centerstate Banks, Inc.	740	8,813
Central Pacific Financial Corp.	430	9,877
Century Bancorp, Inc. (Class A)	92	3,652
Chemical Financial Corp.	752	23,583
CIT Group, Inc.	4,128	186,255
Citizens & Northern Corp. (b)	271	5,469
Citizens Financial Group, Inc.	3,632	87,640
City Holding Co. (b)	363	17,072
City National Corp.	1,083	96,474
CNB Financial Corp.	271	4,612
CoBiz Financial, Inc.	818	10,078
Columbia Banking System, Inc.	1,280	37,082
Commerce Bancshares, Inc. (b)	1,927	81,551
Community Bank System, Inc.	907	32,099
Community Trust Bancorp, Inc.	353	11,705
CommunityOne Bancorp (a)	285	2,804
ConnectOne Bancorp, Inc.	510	9,925
CU Bancorp (a)	289	6,575
Cullen/Frost Bankers, Inc. (b)	1,232	85,107
Customers Bancorp, Inc. (a)	497	12,107
CVB Financial Corp.	2,389	38,081
Eagle Bancorp, Inc. (a)	556	21,350
East West Bancorp, Inc.	3,235	130,888
Enterprise Bancorp, Inc.	184	3,910
Enterprise Financial Services Corp.	467	9,648
F.N.B. Corp.	3,790	49,801
FCB Financial Holdings, Inc. (Class A) (a)	130	3,558
Fidelity Southern Corp.	388	6,549
Financial Institutions, Inc.	377	8,645
First Bancorp	455	7,990
First Bancorp, Inc.	289	5,043
First BanCorp- Puerto Rico (a)	2,249	13,944
First Busey Corp.	1,749	11,701
First Business Financial Services, Inc.	130	5,621
First Citizens BancShares, Inc. (Class A)	217	56,353
First Commonwealth Financial Corp.	1,907	17,163
First Community Bancshares, Inc.	469	8,222
First Connecticut Bancorp, Inc.	473	7,270
First Financial Bancorp	1,374	24,471
First Financial Bankshares, Inc. (b)	1,455	40,216
First Financial Corp.	276	9,906
First Horizon National Corp. (b)	5,269	75,294
First Interstate Bancsystem, Inc.	469	13,048
First Merchants Corp.	860	20,244
First Midwest Bancorp, Inc.	1,602	27,827
First NBC Bank Holding Co. (a)	336	11,081
First Niagara Financial Group, Inc.	7,984	70,579
First of Long Island Corp.	273	6,962
First Republic Bank	3,104	177,207
FirstMerit Corp.	3,685	70,236
Flushing Financial Corp.	735	14,751
Fulton Financial Corp.	4,203	51,865
German American Bancorp, Inc.	266	7,828
Glacier Bancorp, Inc.	1,630	40,994
Great Southern Bancorp, Inc.	285	11,226
Great Western Bancorp, Inc.	364	8,012
Guaranty Bancorp	368	6,241
Hampton Roads Bankshares, Inc. (a)	831	1,571
Hancock Holding Co.	1,796	53,629
Hanmi Financial Corp.	726	15,355
Heartland Financial USA, Inc.	368	12,008
Heritage Commerce Corp.	565	5,158
Heritage Financial Corp.	694	11,798
Heritage Oaks Bancorp	450	3,740
Hilltop Holdings, Inc. (a)	1,693	32,912
Home Bancshares, Inc.	1,236	41,888
HomeTrust Bancshares, Inc. (a)	565	9,023
Horizon Bancorp	179	4,187
Hudson Valley Holding Corp.	358	9,150
IBERIABANK Corp.	716	45,129
Independent Bank Corp.	514	6,595
Independent Bank Corp.-Massachusetts	554	24,304
Independent Bank Group, Inc. (b)	222	8,638
International Bancshares Corp.	1,165	30,325
Investors Bancorp, Inc.	7,978	93,502
Lakeland Bancorp, Inc.	774	8,901
Lakeland Financial Corp.	358	14,528
LegacyTexas Financial Group, Inc.	907	20,616
Macatawa Bank Corp.	545	2,916
MainSource Financial Group, Inc.	450	8,838
MB Financial, Inc.	1,448	45,337
Mercantile Bank Corp.	434	8,485
Merchants Bancshares, Inc.	196	5,717
Metro Bancorp, Inc.	377	10,394
MidSouth Bancorp, Inc.	179	2,640
MidWestOne Financial Group, Inc.	189	5,449
National Bank Holdings Corp. (Class A)	818	15,387
National Bankshares, Inc.	189	5,640
National Penn Bancshares, Inc.	2,857	30,770
NBT Bancorp, Inc.	986	24,709
NewBridge Bancorp	653	5,825
Northrim BanCorp, Inc.	189	4,638
OFG Bancorp	1,103	18,001
Old Line Bancshares, Inc.	120	1,896
Old National Bancorp	2,656	37,689
Opus Bank	130	4,014
Pacific Continental Corp.	469	6,200
Pacific Premier Bancorp, Inc. (a)	359	5,812
PacWest Bancorp (b)	2,299	107,800
Palmetto Bancshares, Inc. (b)	109	2,071
Park National Corp.	276	23,615
Park Sterling Corp.	1,108	7,867
Peapack Gladstone Financial Corp.	342	7,387
Penns Woods Bancorp, Inc.	92	4,500
Peoples Bancorp, Inc.	276	6,525
Peoples Financial Services Corp. (b)	130	5,833
Pinnacle Financial Partners, Inc.	825	36,679
Popular, Inc. (a)	2,334	80,266

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Preferred Bank	274	$7,527
PrivateBancorp, Inc.	1,561	54,900
Prosperity Bancshares, Inc.	1,557	81,711
Renasant Corp.	767	23,048
Republic Bancorp, Inc. (Class A)	289	7,147
Republic First Bancorp, Inc. (a)	514	1,866
S&T Bancorp, Inc.	616	17,482
Sandy Spring Bancorp, Inc.	533	13,981
Seacoast Banking Corp. of Florida (a)	369	5,266
Sierra Bancorp	271	4,526
Signature Bank (a)	1,132	146,685
Simmons First National Corp. (Class A)	358	16,278
South State Corp.	544	37,204
Southside Bancshares, Inc.	593	17,013
Southwest Bancorp, Inc.	455	8,094
Square 1 Financial, Inc. (Class A) (a)	130	3,480
State Bank Financial Corp.	726	15,246
Sterling Bancorp	2,097	28,121
Stock Yards Bancorp, Inc.	377	12,980
Stonegate Bank	255	7,698
Suffolk Bancorp	276	6,558
Sun Bancorp, Inc. (a)	203	3,839
Susquehanna Bancshares, Inc.	4,232	58,021
SVB Financial Group (a)	1,137	144,444
Synovus Financial Corp.	3,135	87,811
Talmer Bancorp, Inc. (Class A)	464	7,106
TCF Financial Corp.	3,759	59,091
Texas Capital Bancshares, Inc. (a)	1,016	49,428
Tompkins Financial Corp.	351	18,901
TowneBank	1,039	16,707
Trico Bancshares	475	11,462
TriState Capital Holdings, Inc. (a)	589	6,167
Triumph Bancorp, Inc. (a)	120	1,639
Trustmark Corp. (b)	1,549	37,610
UMB Financial Corp.	837	44,269
Umpqua Holdings Corp.	3,738	64,219
Union Bankshares Corp.	988	21,943
United Bankshares, Inc. (b)	1,537	57,760
United Community Banks, Inc.	1,128	21,297
Univest Corp. of Pennsylvania	358	7,085
Valley National Bancorp (b)	5,141	48,531
Washington Trust Bancorp, Inc.	375	14,321
Webster Financial Corp.	2,037	75,471
WesBanco, Inc.	738	24,044
West Bancorporation, Inc. (b)	363	7,220
Westamerica Bancorporation (b)	619	26,747
Western Alliance Bancorp (a)	1,702	50,447
Wilshire Bancorp, Inc.	1,464	14,596
Wintrust Financial Corp.	1,039	49,540
Yadkin Financial Corp. (a)	466	9,460

		5,050,425

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)(b)	188	50,271
Coca-Cola Hellenic Bottling Co.	87	9,836
Craft Brew Alliance, Inc. (a)	285	3,888
National Beverage Corp. (a)	276	6,737

		70,732

BIOTECHNOLOGY — 4.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,735	56,544
Acceleron Pharma, Inc. (a)(b)	371	14,120
Achillion Pharmaceuticals, Inc. (a)(b)	2,544	25,084
Acorda Therapeutics, Inc. (a)(b)	899	29,919
Actinium Pharmaceuticals, Inc. (a)(b)	385	951
Aegerion Pharmaceuticals, Inc. (a)(b)	715	18,712
Agenus, Inc. (a)(b)	1,539	7,895
Agios Pharmaceuticals, Inc. (a)(b)	321	30,270
Akebia Therapeutics, Inc. (a)	255	2,833
Alder Biopharmaceuticals, Inc. (a)	220	6,349
Alkermes PLC (a)	3,260	198,762
Alnylam Pharmaceuticals, Inc. (a)(b)	1,625	169,683
AMAG Pharmaceuticals, Inc. (a)(b)	537	29,352
Anacor Pharmaceuticals, Inc. (a)	716	41,421
Applied Genetic Technologies Corp. (a)	120	2,399
Ardelyx, Inc. (a)	120	1,571
Arena Pharmaceuticals, Inc. (a)(b)	5,346	23,362
ARIAD Pharmaceuticals, Inc. (a)(b)	3,742	30,834
Array BioPharma, Inc. (a)(b)	3,151	23,223
Arrowhead Research Corp. (a)(b)	1,154	7,807
Atara Biotherapeutics, Inc. (a)(b)	120	4,988
Auspex Pharmaceuticals, Inc. (a)(b)	230	23,062
Avalanche Biotechnologies, Inc. (a)	130	5,268
Bellicum Pharmaceuticals, Inc. (a)	200	4,634
BioCryst Pharmaceuticals, Inc. (a)(b)	1,539	13,897
BioMarin Pharmaceutical, Inc. (a)	3,532	440,158
BioSpecifics Technologies Corp. (a)	100	3,915
Biotime, Inc. (a)(b)	927	4,607
Bluebird Bio, Inc. (a)	557	67,269
Calithera Biosciences, Inc. (a)	120	1,970
Celldex Therapeutics, Inc. (a)(b)	2,043	56,938
Cellular Dynamics International, Inc. (a)	200	3,286
Cepheid, Inc. (a)(b)	1,549	88,138
Chelsea Therapeutics International, Ltd. (a)(c)	696	0
ChemoCentryx, Inc. (a)(b)	657	4,960
Chimerix, Inc. (a)	664	25,026
Clovis Oncology, Inc. (a)(b)	558	41,420
Coherus Biosciences, Inc. (a)(b)	120	3,670
CTI BioPharma Corp. (a)(b)	2,768	5,010
Cytokinetics, Inc. (a)	657	4,454
Cytori Therapeutics, Inc. (a)(b)	1,570	1,853
CytRx Corp. (a)(b)	1,284	4,327
Dicerna Pharmaceuticals, Inc. (a)	115	2,763
Durata Therapeutics, Inc. (a)(c)	218	181
Dyax Corp. (a)	3,063	51,321
Dynavax Technologies Corp. (a)(b)	691	15,499
Emergent Biosolutions, Inc. (a)	637	18,320
Enanta Pharmaceuticals, Inc. (a)(b)	218	6,675
Epizyme, Inc. (a)(b)	196	3,681
Esperion Therapeutics, Inc. (a)(b)	138	12,779
Exact Sciences Corp. (a)(b)	1,978	43,556
Exelixis, Inc. (a)(b)	4,523	11,624
FibroGen, Inc. (a)	210	6,590
Five Prime Therapeutics, Inc. (a)	460	10,511
Flexion Therapeutics, Inc. (a)	120	2,702
Foundation Medicine, Inc. (a)	290	13,952
Galectin Therapeutics, Inc. (a)(b)	385	1,290
Galena Biopharma, Inc. (a)(b)	2,255	3,134
Genomic Health, Inc. (a)(b)	358	10,937

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Geron Corp. (a)(b)	3,238	$12,207
Halozyme Therapeutics, Inc. (a)(b)	2,224	31,759
Heron Therapeutics, Inc. (a)(b)	525	7,639
Hyperion Therapeutics, Inc. (a)	280	12,852
Idera Pharmaceuticals, Inc. (a)(b)	1,999	7,416
Immune Design Corp. (a)(b)	120	2,533
ImmunoGen, Inc. (a)(b)	1,771	15,850
Immunomedics, Inc. (a)(b)	1,855	7,105
Incyte Corp. (a)(b)	3,262	298,995
Infinity Pharmaceuticals, Inc. (a)	1,095	15,308
Inovio Pharmaceuticals, Inc. (a)(b)	1,413	11,530
Insmed, Inc. (a)(b)	1,215	25,272
Insys Therapeutics, Inc. (a)(b)	217	12,614
Intercept Pharmaceuticals, Inc. (a)(b)	298	84,042
Intrexon Corp. (a)(b)	821	37,249
Invitae Corp. (a)	200	3,352
Ironwood Pharmaceuticals, Inc. (a)	2,612	41,792
Isis Pharmaceuticals, Inc. (a)(b)	2,636	167,834
Juno Therapeutics, Inc. (a)	200	12,132
Karyopharm Therapeutics, Inc. (a)(b)	330	10,101
Keryx Biopharmaceuticals, Inc. (a)(b)	2,236	28,464
Kindred Biosciences, Inc. (a)(b)	230	1,642
Kite Pharma, Inc. (a)(b)	230	13,266
KYTHERA Biopharmaceuticals, Inc. (a)(b)	411	20,612
Lexicon Pharmaceuticals, Inc. (a)(b)	5,636	5,322
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	469	36,165
MacroGenics, Inc. (a)	448	14,054
MannKind Corp. (a)(b)	5,111	26,577
Medivation, Inc. (a)(b)	1,726	222,775
Merrimack Pharmaceuticals, Inc. (a)(b)	2,199	26,124
MiMedx Group, Inc. (a)	2,020	21,008
Mirati Therapeutics, Inc. (a)	130	3,812
Momenta Pharmaceuticals, Inc. (a)	1,211	18,407
Myriad Genetics, Inc. (a)(b)	1,688	59,755
Nanoviricides, Inc. (a)	644	1,449
Navidea Biopharmaceuticals, Inc. (a)(b)	2,955	4,698
NeoStem, Inc. (a)(b)	385	978
Neuralstem, Inc. (a)(b)	1,539	2,924
Neurocrine Biosciences, Inc. (a)(b)	1,868	74,178
NewLink Genetics Corp. (a)(b)	473	25,878
Northwest Biotherapeutics, Inc. (a)(b)	770	5,675
Novavax, Inc. (a)(b)	5,533	45,758
Ohr Pharmaceutical, Inc. (a)	385	978
OncoMed Pharmaceuticals, Inc. (a)(b)	315	8,121
Oncothyreon, Inc. (a)	1,539	2,509
Ophthotech Corp. (a)	330	15,355
OPKO Health, Inc. (a)(b)	4,381	62,079
Orexigen Therapeutics, Inc. (a)(b)	2,801	21,932
Organovo Holdings, Inc. (a)(b)	1,413	5,002
Osiris Therapeutics, Inc. (a)(b)	358	6,294
Otonomy, Inc. (a)(b)	181	6,400
OvaScience, Inc. (a)(b)	393	13,649
PDL BioPharma, Inc.	3,378	23,764
Peregrine Pharmaceuticals, Inc. (a)(b)	3,382	4,566
Pharmacyclics, Inc. (a)	1,376	352,187
Portola Pharmaceuticals, Inc. (a)	923	35,037
Progenics Pharmaceuticals, Inc. (a)(b)	1,509	9,024
Prothena Corp. PLC (a)(b)	645	24,600
PTC Therapeutics, Inc. (a)(b)	589	35,841
Puma Biotechnology, Inc. (a)(b)	524	123,722
Radius Health, Inc. (a)	230	9,467
Raptor Pharmaceutical Corp. (a)(b)	1,392	15,131
Receptos, Inc. (a)	495	81,621
Regulus Therapeutics, Inc. (a)	373	6,319
Repligen Corp. (a)	726	22,041
Retrophin, Inc. (a)	464	11,117
Rigel Pharmaceuticals, Inc. (a)	2,117	7,558
Sage Therapeutics, Inc. (a)	130	6,530
Sangamo Biosciences, Inc. (a)	1,533	24,037
Sarepta Therapeutics, Inc. (a)(b)	841	11,169
Seattle Genetics, Inc. (a)(b)	2,281	80,633
Spark Therapeutics, Inc. (a)	200	15,500
Spectrum Pharmaceuticals, Inc. (a)(b)	1,478	8,971
Stemline Therapeutics, Inc. (a)	336	4,862
Sunesis Pharmaceuticals, Inc. (a)	837	2,051
Synageva BioPharma Corp. (a)(b)	507	49,448
Synergy Pharmaceuticals, Inc. (a)(b)	1,928	8,907
Synta Pharmaceuticals Corp. (a)(b)	1,019	1,977
T2 Biosystems, Inc. (a)	120	1,862
TESARO, Inc. (a)	435	24,969
TG Therapeutics, Inc. (a)(b)	625	9,675
Threshold Pharmaceuticals, Inc. (a)(b)	1,211	4,917
Tokai Pharmaceuticals, Inc. (a)	120	1,356
Trius Therapeutics, Inc. (a)(c)	800	0
Ultragenyx Pharmaceutical, Inc. (a)	215	13,349
United Therapeutics Corp. (a)	1,082	186,575
Vanda Pharmaceuticals, Inc. (a)(b)	749	6,966
Verastem, Inc. (a)	665	6,763
Versartis, Inc. (a)	130	2,388
Vitae Pharmaceuticals, Inc. (a)(b)	120	1,405
Vital Therapies, Inc. (a)(b)	120	3,001
Xencor, Inc. (a)	345	5,285
XOMA Corp. (a)(b)	1,576	5,737
Zafgen, Inc. (a)	179	7,090
ZIOPHARM Oncology, Inc. (a)(b)	2,064	22,229

		4,644,525

BUILDING PRODUCTS — 1.0%
A.O. Smith Corp.	1,704	111,885
AAON, Inc.	950	23,304
Advanced Drainage Systems, Inc. (b)	344	10,299
American Woodmark Corp. (a)	285	15,598
Apogee Enterprises, Inc.	630	27,216
Armstrong World Industries, Inc. (a)	1,051	60,401
Builders FirstSource, Inc. (a)(b)	1,108	7,390
Continental Building Products, Inc. (a)	345	7,794
Fortune Brands Home & Security, Inc.	3,746	177,860
Gibraltar Industries, Inc. (a)	735	12,061
Griffon Corp.	899	15,670
Insteel Industries, Inc.	469	10,144
Lennox International, Inc.	973	108,674
Masonite International Corp. (a)	644	43,315
NCI Building Systems, Inc. (a)	565	9,763
Norcraft Cos, Inc. (a)	230	5,881
Nortek, Inc. (a)	226	19,945
Owens Corning	2,656	115,270
Patrick Industries, Inc. (a)	189	11,769
PGT, Inc. (a)	1,066	11,913
Ply Gem Holdings, Inc. (a)(b)	363	4,719

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Quanex Building Products Corp.	924	$18,240
Simpson Manufacturing Co., Inc.	904	33,782
Trex Co., Inc. (a)(b)	750	40,898
Universal Forest Products, Inc.	455	25,243
USG Corp. (a)(b)	2,101	56,097

		985,131

CAPITAL MARKETS — 1.8%
Arlington Asset Investment Corp. (Class A) (b)	487	11,717
Artisan Partners Asset Management, Inc.	636	28,913
Ashford, Inc. (a)(b)	18	2,138
BGC Partners, Inc. (Class A)	3,912	36,968
Calamos Asset Management, Inc. (Class A)	455	6,120
CIFC Corp.	172	1,316
Cohen & Steers, Inc.	464	19,001
Cowen Group, Inc. (Class A) (a)	2,402	12,490
Diamond Hill Investment Group, Inc.	97	15,520
Eaton Vance Corp.	2,696	112,261
Evercore Partners, Inc. (Class A)	726	37,505
FBR & Co. (a)(b)	179	4,137
Federated Investors, Inc. (Class B)	2,093	70,932
Financial Engines, Inc. (b)	1,178	49,276
FXCM, Inc. (Class A) (b)	930	1,981
GAMCO Investors, Inc. (Class A)	172	13,504
Greenhill & Co., Inc.	634	25,138
HFF, Inc. (Class A)	706	26,503
Interactive Brokers Group, Inc. (Class A)	1,178	40,075
Intl. FCStone, Inc. (a)	377	11,208
Investment Technology Group, Inc. (a)	780	23,642
Janus Capital Group, Inc. (b)	3,308	56,864
KCG Holdings, Inc. (Class A) (a)	875	10,727
Ladenburg Thalmann Financial Services, Inc. (a)	2,480	9,573
Lazard, Ltd. (Class A)	2,787	146,568
LPL Investment Holdings, Inc. (b)	1,951	85,571
Manning & Napier, Inc.	375	4,879
Medley Management, Inc. (Class A)	120	1,319
Moelis & Co. (Class A)	130	3,916
NorthStar Asset Management Group, Inc.	4,141	96,651
OM Asset Management PLC	488	9,096
Oppenheimer Holdings, Inc. (Class A)	285	6,686
Piper Jaffray Co., Inc. (a)	358	18,781
Pzena Investment Management, Inc. (Class A)	276	2,531
Raymond James Financial, Inc.	2,817	159,949
RCS Capital Corp. (Class A) (b)	255	2,713
Safeguard Scientifics, Inc. (a)(b)	565	10,215
SEI Investments Co.	2,996	132,094
Silvercrest Asset Management Group, Inc. (Class A)	115	1,639
Stifel Financial Corp. (a)	1,477	82,343
TD Ameritrade Holding Corp.	6,064	225,945
Virtus Investment Partners, Inc.	176	23,015
Waddell & Reed Financial, Inc. (Class A)	1,923	95,265
Walter Investment Management Corp. (a)(b)	812	13,114
Westwood Holdings Group, Inc.	187	11,276
WisdomTree Investments, Inc. (b)	2,385	51,182

		1,812,257

CHEMICALS — 2.4%
A. Schulman, Inc.	623	30,029
Albemarle Corp.	2,580	136,327
American Vanguard Corp. (b)	745	7,912
Ashland, Inc.	1,560	198,604
Axalta Coating Systems, Ltd. (a)	1,297	35,823
Axiall Corp.	1,557	73,086
Balchem Corp.	662	36,661
Cabot Corp.	1,469	66,105
Calgon Carbon Corp.	1,282	27,012
Celanese Corp. (Series A)	3,517	196,460
Chase Corp.	189	8,265
Chemtura Corp. (a)	1,621	44,237
Cytec Industries, Inc.	1,609	86,950
Ferro Corp. (a)	1,749	21,950
Flotek Industries, Inc. (a)(b)	1,210	17,835
FutureFuel Corp.	561	5,761
H.B. Fuller Co.	1,130	48,443
Hawkins, Inc.	239	9,080
Huntsman Corp.	4,549	100,851
Innophos Holdings, Inc.	535	30,153
Innospec, Inc.	547	25,375
Intrepid Potash, Inc. (a)(b)	1,395	16,112
KMG Chemicals, Inc.	179	4,785
Koppers Holdings, Inc.	450	8,856
Kraton Performance Polymers, Inc. (a)	717	14,491
Kronos Worldwide, Inc.	498	6,300
LSB Industries, Inc. (a)	458	18,929
Marrone Bio Innovations, Inc. (a)(b)	230	890
Minerals Technologies, Inc.	801	58,553
NewMarket Corp. (b)	203	96,993
Olin Corp. (b)	1,798	57,608
OM Group, Inc.	726	21,802
Omnova Solutions, Inc. (a)	1,211	10,330
Platform Specialty Products Corp. (a)	2,128	54,604
PolyOne Corp.	2,009	75,036
Quaker Chemical Corp.	324	27,747
Rayonier Advanced Materials, Inc.	964	14,364
Rentech, Inc. (a)(b)	5,532	6,196
RPM International, Inc.	2,987	143,346
Scotts Miracle-Gro Co. (Class A)	1,016	68,245
Senomyx, Inc. (a)(b)	899	3,965
Sensient Technologies Corp.	1,116	76,870
Stepan Co.	464	19,330
Trecora Resources (a)	455	5,551
Tredegar Corp.	537	10,799
Trinseo SA (a)(b)	255	5,049
Tronox, Ltd. (Class A)	1,413	28,726
Valspar Corp.	1,909	160,413
W.R. Grace & Co. (a)	1,721	170,155
Westlake Chemical Corp.	901	64,818
Zep, Inc.	556	9,469

		2,467,251

COMMERCIAL SERVICES & SUPPLIES — 1.5%
ABM Industries, Inc.	1,280	40,781
ACCO Brands Corp. (a)	2,401	19,952
ARC Document Solutions, Inc. (a)	922	8,510

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Brady Corp. (Class A)	1,101	$31,147
Brink’s Co. (b)	1,088	30,061
Casella Waste Systems, Inc. (Class A) (a)	917	5,044
Ceco Environmental Corp.	336	3,565
Cenveo, Inc. (a)(b)	1,280	2,739
Civeo Corp.	2,079	5,281
Clean Harbors, Inc. (a)(b)	1,352	76,767
Copart, Inc. (a)	2,492	93,624
Covanta Holding Corp.	2,433	54,572
Deluxe Corp.	1,164	80,642
Ennis, Inc.	648	9,150
G & K Services, Inc. (Class A)	455	33,001
Healthcare Services Group, Inc. (b)	1,533	49,255
Heritage-Crystal Clean, Inc. (a)(b)	177	2,071
Herman Miller, Inc.	1,336	37,087
HNI Corp.	1,017	56,108
Innerworkings, Inc. (a)	627	4,213
Interface, Inc.	1,484	30,838
KAR Auction Services, Inc.	3,154	119,631
Kimball International, Inc. (Class B)	837	8,772
Knoll, Inc.	1,092	25,586
Matthews International Corp. (Class A)	689	35,490
McGrath Rentcorp	538	17,706
Mobile Mini, Inc.	1,045	44,559
MSA Safety, Inc.	634	31,624
Multi-Color Corp.	271	18,788
NL Industries, Inc. (a)	166	1,287
Performant Financial Corp. (a)(b)	556	1,890
Quad Graphics, Inc.	653	15,006
R.R. Donnelley & Sons Co. (b)	4,447	85,338
Rollins, Inc.	2,136	52,823
SP Plus Corp. (a)	366	7,997
Steelcase, Inc. (Class A)	1,905	36,081
Team, Inc. (a)	450	17,541
Tetra Tech, Inc.	1,321	31,730
UniFirst Corp.	368	43,310
United Stationers, Inc.	904	37,055
US Ecology, Inc. (b)	464	23,186
Viad Corp.	450	12,519
Waste Connections, Inc.	2,796	134,600
West Corp.	863	29,109

		1,506,036

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	1,273	23,767
Alliance Fiber Optic Products, Inc.	391	6,811
Applied Optoelectronics, Inc. (a)(b)	374	5,191
Arista Networks, Inc. (a)	130	9,169
Arris Group, Inc. (a)	2,838	82,004
Aruba Networks, Inc. (a)	2,386	58,433
Bel Fuse, Inc. (Class B)	285	5,423
Black Box Corp.	363	7,598
Brocade Communications Systems, Inc.	9,817	116,479
CalAmp Corp. (a)	825	13,357
Calix, Inc. (a)	1,022	8,575
Ciena Corp. (a)(b)	2,369	45,745
Clearfield, Inc. (a)(b)	130	1,927
CommScope Holding Co., Inc. (a)	1,439	41,069
Comtech Telecommunications Corp.	358	10,364
Digi International, Inc. (a)	648	6,467
EchoStar Corp. (Class A) (a)	977	50,530
Emulex Corp. (a)	1,864	14,856
Extreme Networks, Inc. (a)	2,316	7,319
Finisar Corp. (a)	2,333	49,786
Harmonic, Inc. (a)	1,727	12,797
Infinera Corp. (a)	2,763	54,348
InterDigital, Inc. (b)	867	43,992
Ixia (a)	1,382	16,764
JDS Uniphase Corp. (a)	5,159	67,686
KVH Industries, Inc. (a)	363	5,489
Netgear, Inc. (a)	773	25,416
Numerex Corp. (Class A) (a)(b)	377	4,298
Oclaro, Inc. (a)(b)	1,413	2,798
Palo Alto Networks, Inc. (a)	1,250	182,600
Parkervision, Inc. (a)(b)	2,224	1,846
Plantronics, Inc. (b)	982	51,997
Polycom, Inc. (a)	3,179	42,599
Procera Networks, Inc. (a)(b)	450	4,225
Riverbed Technology, Inc. (a)	3,558	74,398
Ruckus Wireless, Inc. (a)(b)	1,500	19,305
ShoreTel, Inc. (a)	1,486	10,134
Sonus Networks, Inc. (a)	1,117	8,802
Tessco Technologies, Inc.	81	1,997
Ubiquiti Networks, Inc. (b)	653	19,296
ViaSat, Inc. (a)	910	54,245

		1,269,902

CONSTRUCTION & ENGINEERING — 0.5%
AECOM (a)	3,381	104,202
Aegion Corp. (a)	910	16,426
Ameresco, Inc. (Class A) (a)	455	3,367
Argan, Inc.	253	9,151
Chicago Bridge & Iron Co. NV (b)	2,224	109,554
Comfort Systems USA, Inc.	924	19,441
Dycom Industries, Inc. (a)	766	37,412
EMCOR Group, Inc.	1,418	65,895
Furmanite Corp. (a)	924	7,290
Granite Construction, Inc.	915	32,153
Great Lakes Dredge & Dock Corp. (a)	1,481	8,901
KBR, Inc.	3,350	48,508
Layne Christensen Co. (a)(b)	455	2,280
Mastec, Inc. (a)	1,489	28,738
MYR Group, Inc. (a)	445	13,946
Northwest Pipe Co. (a)	173	3,970
Orion Marine Group, Inc. (a)	639	5,662
Primoris Services Corp.	818	14,061
Sterling Construction Co., Inc. (a)	358	1,618
Tutor Perini Corp. (a)	804	18,773

		551,348

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	1,130	94,423
Headwaters, Inc. (a)	1,740	31,912
United States Lime & Minerals, Inc.	64	4,128
US Concrete, Inc. (a)(b)	381	12,908

		143,371

CONSUMER FINANCE — 0.6%
Ally Financial, Inc. (a)	6,099	127,957
Cash America International, Inc.	628	14,632
Consumer Portfolio Services, Inc. (a)	473	3,306

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Credit Acceptance Corp. (a)	184	$35,880
Encore Capital Group, Inc. (a)(b)	543	22,583
Enova International, Inc. (a)	572	11,263
Ezcorp, Inc. (Class A) (a)	1,299	11,860
First Cash Financial Services, Inc. (a)	616	28,656
Green Dot Corp. (Class A) (a)	648	10,316
Nelnet, Inc. (Class A)	430	20,348
Nicholas Financial, Inc. (a)	285	3,993
PRA Group, Inc. (a)(b)	1,129	61,327
Regional Management Corp. (a)	241	3,557
Santander Consumer USA Holdings, Inc.	1,976	45,725
SLM Corp. (a)(b)	9,537	88,503
Springleaf Holdings, Inc. (a)	579	29,975
Synchrony Financial (a)(b)	2,899	87,985
The JG Wentworth Co. (Class A) (a)(b)	230	2,390
World Acceptance Corp. (a)(b)	219	15,970

		626,226

CONTAINERS & PACKAGING — 1.1%
AEP Industries, Inc. (a)	87	4,788
AptarGroup, Inc.	1,476	93,756
Bemis Co., Inc.	2,275	105,355
Berry Plastics Group, Inc. (a)	2,031	73,502
Crown Holdings, Inc. (a)	3,127	168,921
Graphic Packaging Holding Co.	7,274	105,764
Greif, Inc. (Class A)	716	28,117
Myers Industries, Inc.	509	8,923
Packaging Corp. of America	2,201	172,096
Rock-Tenn Co. (Class A)	3,238	208,851
Silgan Holdings, Inc.	984	57,200
Sonoco Products Co.	2,282	103,740
UFP Technologies, Inc. (a)	81	1,845

		1,132,858

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	532	34,218
LKQ Corp. (a)	6,809	174,038
Pool Corp.	1,018	71,016
VOXX International Corp. (a)	464	4,250
Weyco Group, Inc.	189	5,651

		289,173

DIVERSIFIED CONSUMER SERVICES — 0.7%
2U, Inc. (a)	231	5,909
American Public Education, Inc. (a)(b)	354	10,613
Apollo Education Group, Inc. (a)	2,126	40,224
Ascent Capital Group, Inc. (Class A) (a)	313	12,460
Bridgepoint Education, Inc. (a)	464	4,478
Bright Horizons Family Solutions, Inc. (a)	656	33,633
Capella Education Co.	276	17,907
Career Education Corp. (a)	1,392	7,002
Carriage Services, Inc. (b)	363	8,665
Chegg, Inc. (a)	1,629	12,950
Collectors Universe, Inc.	130	2,933
DeVry Education Group, Inc.	1,432	47,771
Graham Holdings Co. (Class B)	81	85,020
Grand Canyon Education, Inc. (a)	1,052	45,552
Houghton Mifflin Harcourt Co. (a)	2,388	56,070
ITT Educational Services, Inc. (a)(b)	547	3,714
K12, Inc. (a)	776	12,199
Liberty Tax, Inc. (a)	87	2,421
LifeLock, Inc. (a)(b)	1,860	26,245
Regis Corp. (a)	985	16,115
Service Corp. International	4,817	125,483
ServiceMaster Global Holdings, Inc. (a)	899	30,341
Sotheby’s (b)	1,366	57,727
Steiner Leisure, Ltd. (a)	306	14,504
Strayer Education, Inc. (a)	276	14,741
Universal Technical Institute, Inc.	561	5,386
Weight Watchers International, Inc. (a)	612	4,278

		704,341

DIVERSIFIED FINANCIAL SERVICES — 0.5%
CBOE Holdings, Inc.	1,913	109,816
FNFV Group (a)	2,091	29,483
Gain Capital Holdings, Inc.	522	5,100
MarketAxess Holdings, Inc.	851	70,548
Marlin Business Services Corp.	179	3,586
MSCI, Inc. (Class A)	2,633	161,429
NewStar Financial, Inc. (a)	648	7,601
On Deck Capital, Inc. (a)	300	6,387
PHH Corp. (a)(b)	1,113	26,901
Pico Holdings, Inc. (a)	554	8,980
Resource America, Inc. (Class A)	271	2,466
Voya Financial, Inc.	2,881	124,200

		556,497

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
8x8, Inc. (a)	2,209	18,556
Atlantic Tele-Network, Inc.	259	17,928
Cincinnati Bell, Inc. (a)	5,066	17,883
Cogent Communications Holdings, Inc.	1,051	37,132
Consolidated Communications Holdings, Inc. (b)	1,058	21,583
Fairpoint Communications, Inc. (a)	565	9,944
General Communication, Inc. (Class A) (a)	726	11,442
Globalstar, Inc. (a)(b)	6,164	20,526
Hawaiian Telcom Holdco, Inc. (a)	285	7,590
IDT Corp. (Class B)	366	6,497
inContact, Inc. (a)	1,285	14,006
Inteliquent, Inc.	837	13,174
Intelsat SA (a)(b)	556	6,672
Iridium Communications, Inc. (a)(b)	1,818	17,653
Lumos Networks Corp.	361	5,509
magicJack VocalTec, Ltd. (a)	464	3,174
ORBCOMM, Inc. (a)	930	5,552
Premiere Global Services, Inc. (a)	1,207	11,539
Vonage Holdings Corp. (a)	3,774	18,530
Zayo Group Holdings, Inc. (a)	488	13,644

		278,534

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	996	52,549
Cleco Corp.	1,362	74,256
El Paso Electric Co.	907	35,047
Empire District Electric Co.	1,006	24,969

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Great Plains Energy, Inc.	3,475	$92,713
Hawaiian Electric Industries, Inc.	2,266	72,784
IDACORP, Inc. (b)	1,135	71,358
ITC Holdings Corp.	3,526	131,978
MGE Energy, Inc.	800	35,456
NRG Yield, Inc. (Class A) (b)	555	28,155
OGE Energy Corp.	4,492	141,992
Otter Tail Corp.	814	26,186
PNM Resources, Inc.	1,804	52,677
Portland General Electric Co. (b)	1,712	63,498
UIL Holdings Corp.	1,279	65,766
Unitil Corp.	313	10,883
Westar Energy, Inc.	2,908	112,714

		1,092,981

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	969	162,947
AZZ, Inc.	533	24,832
Babcock & Wilcox Co.	2,446	78,492
Capstone Turbine Corp. (a)(b)	7,463	4,851
Encore Wire Corp.	450	17,046
EnerSys (b)	1,054	67,709
Enphase Energy, Inc. (a)	363	4,788
Franklin Electric Co., Inc.	1,095	41,763
FuelCell Energy, Inc. (a)(b)	3,866	4,833
Generac Holdings, Inc. (a)(b)	1,536	74,788
General Cable Corp.	1,193	20,555
Global Power Equipment Group, Inc.	473	6,244
GrafTech International, Ltd. (a)	2,857	11,114
Hubbell, Inc. (Class B)	1,335	146,343
LSI Industries, Inc.	561	4,572
Plug Power, Inc. (a)(b)	3,722	9,640
Polypore International, Inc. (a)	1,017	59,901
Powell Industries, Inc.	233	7,868
Power Solutions International, Inc. (a)(b)	81	5,207
PowerSecure International, Inc. (a)(b)	464	6,106
Preformed Line Products Co.	97	4,087
Regal-Beloit Corp.	1,018	81,359
Revolution Lighting Technologies, Inc. (a)(b)	740	821
SolarCity Corp. (a)(b)	946	48,511
Thermon Group Holdings, Inc. (a)	639	15,381
Vicor Corp. (a)	469	7,129

		916,887

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Agilysys, Inc. (a)	377	3,710
Anixter International, Inc. (a)	636	48,419
Arrow Electronics, Inc. (a)	2,248	137,465
Avnet, Inc.	3,122	138,929
AVX Corp.	947	13,514
Badger Meter, Inc.	353	21,159
Belden, Inc.	984	92,063
Benchmark Electronics, Inc. (a)	1,156	27,779
CDW Corp.	1,954	72,767
Checkpoint Systems, Inc.	1,016	10,993
Cognex Corp. (a)	1,959	97,147
Coherent, Inc. (a)	542	35,208
Control4 Corp. (a)	255	3,055
CTS Corp.	832	14,968
CUI Global, Inc. (a)	385	2,256
Daktronics, Inc.	930	10,053
Dolby Laboratories, Inc. (Class A)	1,082	41,289
DTS, Inc. (a)	338	11,516
Electro Rent Corp.	464	5,262
Electro Scientific Industries, Inc.	545	3,368
Fabrinet (a)	749	14,223
FARO Technologies, Inc. (a)	358	22,242
FEI Co.	953	72,752
GSI Group, Inc. (a)	738	9,830
II-VI, Inc. (a)	1,299	23,979
Ingram Micro, Inc. (Class A) (a)	3,501	87,945
Insight Enterprises, Inc. (a)	856	24,413
InvenSense, Inc. (a)(b)	1,638	24,914
IPG Photonics Corp. (a)(b)	774	71,750
Itron, Inc. (a)	910	33,224
Jabil Circuit, Inc.	4,576	106,987
Kemet Corp. (a)	1,108	4,587
Keysight Technologies, Inc. (a)	3,761	139,721
Kimball Electronics, Inc. (a)	628	8,880
Knowles Corp. (a)(b)	1,953	37,634
Littelfuse, Inc.	532	52,875
Maxwell Technologies, Inc. (a)(b)	745	6,005
Mercury Computer Systems, Inc. (a)	835	12,984
Mesa Laboratories, Inc.	97	7,003
Methode Electronics, Inc. (Class A)	855	40,219
Mettler-Toledo International, Inc. (a)	656	215,594
MTS Systems Corp.	363	27,461
Multi-Fineline Electronix, Inc. (a)	179	3,270
National Instruments Corp.	2,243	71,866
Newport Corp. (a)	910	17,345
OSI Systems, Inc. (a)	453	33,640
Park Electrochemical Corp.	445	9,594
PC Connection, Inc.	173	4,514
Plexus Corp. (a)	765	31,189
RealD, Inc. (a)	1,019	13,033
Rofin-Sinar Technologies, Inc. (a)	629	15,241
Rogers Corp. (a)	394	32,391
Sanmina Corp. (a)	1,857	44,921
Scansource, Inc. (a)	634	25,772
Speed Commerce, Inc. (a)	1,022	653
SYNNEX Corp.	648	50,058
Tech Data Corp. (a)	861	49,740
Trimble Navigation, Ltd. (a)	5,885	148,302
TTM Technologies, Inc. (a)	1,285	11,578
Universal Display Corp. (a)(b)	907	42,402
Viasystems Group, Inc. (a)	89	1,557
Vishay Intertechnology, Inc. (b)	3,052	42,179
Vishay Precision Group, Inc. (a)	271	4,317
Zebra Technologies Corp. (Class A) (a)	1,124	101,964

		2,591,668

ENERGY EQUIPMENT & SERVICES — 1.3%
Atwood Oceanics, Inc. (b)	1,395	39,213
Basic Energy Services, Inc. (a)(b)	740	5,128
Bristow Group, Inc. (b)	803	43,723
C&J Energy Services, Ltd. (a)(b)	1,106	12,310
CARBO Ceramics, Inc. (b)	444	13,546
CHC Group, Ltd. (a)(b)	809	1,076
Dresser-Rand Group, Inc. (a)	1,704	136,916
Dril-Quip, Inc. (a)	849	58,063

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Era Group, Inc. (a)	450	$9,378
Exterran Holdings, Inc.	1,321	44,346
FMSA Holdings, Inc. (a)(b)	364	2,635
Forum Energy Technologies, Inc. (a)	1,298	25,441
Frank’s International NV	809	15,128
Geospace Technologies Corp. (a)(b)	266	4,392
Gulf Island Fabrication, Inc.	375	5,573
Gulfmark Offshore, Inc. (Class A) (b)	637	8,306
Helix Energy Solutions Group, Inc. (a)	2,379	35,590
Hercules Offshore, Inc. (a)(b)	3,860	1,618
Hornbeck Offshore Services, Inc. (a)(b)	818	15,387
Independence Contract Drilling, Inc. (a)(b)	130	906
ION Geophysical Corp. (a)(b)	3,218	6,983
Key Energy Services, Inc. (a)	2,891	5,262
Matrix Service Co. (a)	648	11,379
McDermott International, Inc. (a)(b)	5,500	21,120
Mitcham Industries, Inc. (a)	266	1,224
Nabors Industries, Ltd.	6,710	91,592
Natural Gas Services Group, Inc. (a)	271	5,209
Newpark Resources, Inc. (a)	1,758	16,015
Nordic American Offshore, Ltd. (b)	488	4,470
North Atlantic Drilling, Ltd. (b)	1,733	2,010
Nuverra Environmental Solutions, Inc. (a)(b)	347	1,235
Oceaneering International, Inc.	2,273	122,583
Oil States International, Inc. (a)	1,039	41,321
Parker Drilling Co. (a)	2,958	10,323
Patterson-UTI Energy, Inc.	3,272	61,432
PHI, Inc. (a)(b)	269	8,092
Pioneer Energy Services Corp. (a)	1,579	8,558
RigNet, Inc. (a)(b)	271	7,748
Rowan Cos. PLC (Class A) (b)	2,703	47,870
RPC, Inc. (b)	1,502	19,241
SEACOR Holdings, Inc. (a)	451	31,421
Seadrill, Ltd. (b)	7,967	74,491
Seventy Seven Energy, Inc. (a)	899	3,731
Superior Energy Services, Inc.	3,491	77,989
Tesco Corp.	738	8,391
Tetra Technologies, Inc. (a)	1,940	11,989
Tidewater, Inc. (b)	1,044	19,982
Unit Corp. (a)	1,099	30,750
US Silica Holdings, Inc. (b)	1,201	42,768
Vantage Drilling Co. (a)(b)	4,992	1,635
Willbros Group, Inc. (a)	1,022	3,383

		1,278,872

FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	636	26,311
Casey’s General Stores, Inc.	868	78,207
Chefs’ Warehouse, Inc. (a)(b)	377	8,456
Diplomat Pharmacy, Inc. (a)(b)	346	11,965
Fairway Group Holdings Corp. (a)(b)	363	2,458
Fresh Market, Inc. (a)(b)	983	39,949
Ingles Markets, Inc. (Class A)	269	13,310
Liberator Medical Holdings, Inc.	364	1,274
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	177	4,887
PriceSmart, Inc.	455	38,666
Rite Aid Corp. (a)	22,004	191,215
Roundy’s, Inc. (a)(b)	653	3,193
Smart & Final Stores, Inc. (a)	244	4,294
SpartanNash Co.	883	27,867
Sprouts Farmers Market, Inc. (a)(b)	2,204	77,647
SUPERVALU, Inc. (a)	4,552	52,940
United Natural Foods, Inc. (a)(b)	1,119	86,208
Village Super Market, Inc. (Class A)	189	5,942
Weis Markets, Inc.	276	13,734

		688,523

FOOD PRODUCTS — 1.5%
Alico, Inc. (b)	97	4,972
B&G Foods, Inc. (b)	1,165	34,286
Boulder Brands, Inc. (a)(b)	1,480	14,104
Bunge, Ltd.	3,327	274,012
Cal-Maine Foods, Inc. (b)	716	27,967
Calavo Growers, Inc.	325	16,711
Darling Ingredients, Inc. (a)	3,655	51,206
Dean Foods Co. (b)	2,027	33,506
Diamond Foods, Inc. (a)(b)	556	18,109
Farmer Brothers Co. (a)	196	4,851
Flowers Foods, Inc.	3,877	88,163
Fresh Del Monte Produce, Inc.	815	31,712
Freshpet, Inc. (a)(b)	244	4,741
Hain Celestial Group, Inc. (a)	2,261	144,817
Ingredion, Inc.	1,682	130,893
Inventure Foods, Inc. (a)	377	4,219
J&J Snack Foods Corp.	368	39,266
John B Sanfilippo & Son, Inc.	179	7,715
Lancaster Colony Corp.	440	41,875
Landec Corp. (a)	648	9,040
Lifeway Foods, Inc. (a)	87	1,861
Limoneira Co.	285	6,213
Omega Protein Corp. (a)	455	6,229
Pilgrim’s Pride Corp. (b)	1,428	32,258
Pinnacle Foods, Inc.	1,217	49,666
Post Holdings, Inc. (a)(b)	1,153	54,006
Sanderson Farms, Inc. (b)	547	43,569
Seaboard Corp. (a)	6	24,792
Seneca Foods Corp. (Class A) (a)	179	5,336
Snyders-Lance, Inc.	1,095	34,996
Tootsie Roll Industries, Inc. (b)	483	16,386
TreeHouse Foods, Inc. (a)	949	80,684
WhiteWave Foods Co. (Class A) (a)	3,895	172,704

		1,510,865

GAS UTILITIES — 0.9%
Atmos Energy Corp.	2,261	125,033
Chesapeake Utilities Corp.	366	18,523
Laclede Group, Inc.	971	49,735
National Fuel Gas Co. (b)	1,882	113,541
New Jersey Resources Corp.	1,848	57,399
Northwest Natural Gas Co. (b)	619	29,681
ONE Gas, Inc.	1,144	49,455
Piedmont Natural Gas Co., Inc.	1,752	64,666
Questar Corp.	3,902	93,102
South Jersey Industries, Inc.	726	39,407
Southwest Gas Corp.	1,072	62,358
UGI Corp.	3,894	126,906
WGL Holdings, Inc.	1,171	66,045

		895,851

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc. (b)	532	$34,107
ABIOMED, Inc. (a)(b)	917	65,639
Accuray, Inc. (a)	1,852	17,224
Alere, Inc. (a)	1,863	91,101
Align Technology, Inc. (a)	1,841	99,018
Analogic Corp.	271	24,634
AngioDynamics, Inc. (a)	657	11,688
Anika Therapeutics, Inc. (a)	325	13,380
Antares Pharma, Inc. (a)(b)	2,763	7,488
AtriCure, Inc. (a)(b)	565	11,577
Atrion Corp.	38	13,129
Cantel Medical Corp.	721	34,247
Cardiovascular Systems, Inc. (a)	624	24,361
Cerus Corp. (a)(b)	1,760	7,339
CONMED Corp.	634	32,011
Cooper Cos., Inc. (b)	1,079	202,226
CryoLife, Inc.	637	6,606
Cyberonics, Inc. (a)	614	39,861
Cynosure, Inc. (Class A) (a)	458	14,047
Derma Sciences, Inc. (a)(b)	377	3,193
DexCom, Inc. (a)	1,690	105,355
Endologix, Inc. (a)(b)	1,332	22,737
Entellus Medical, Inc. (a)	100	2,190
Exactech, Inc. (a)	289	7,407
GenMark Diagnostics, Inc. (a)(b)	939	12,188
Globus Medical, Inc. (Class A) (a)	1,415	35,715
Greatbatch, Inc. (a)	542	31,355
Haemonetics Corp. (a)	1,187	53,320
Halyard Health, Inc. (a)(b)	1,029	50,627
HealthStream, Inc. (a)	450	11,340
HeartWare International, Inc. (a)(b)	400	35,108
Hill-Rom Holdings, Inc.	1,291	63,259
Hologic, Inc. (a)	5,420	178,995
ICU Medical, Inc. (a)	303	28,221
IDEXX Laboratories, Inc. (a)	1,087	167,920
Inogen, Inc. (a)	120	3,839
Insulet Corp. (a)	1,250	41,687
Integra LifeSciences Holdings Corp. (a)	568	35,017
Invacare Corp.	841	16,324
K2M Group Holdings, Inc. (a)	212	4,675
LDR Holding Corp. (a)	338	12,384
Masimo Corp. (a)	954	31,463
Meridian Bioscience, Inc. (b)	1,014	19,347
Merit Medical Systems, Inc. (a)	1,007	19,385
Natus Medical, Inc. (a)	738	29,129
Neogen Corp. (a)	849	39,674
Nevro Corp. (a)(b)	182	8,723
NuVasive, Inc. (a)	1,051	48,335
NxStage Medical, Inc. (a)	1,385	23,960
Ocular Therapeutix, Inc. (a)(b)	120	5,038
OraSure Technologies, Inc. (a)	1,392	9,104
Orthofix International NV (a)	455	16,330
Oxford Immunotec Global PLC (a)	376	5,294
PhotoMedex, Inc. (a)(b)	377	758
Quidel Corp. (a)(b)	634	17,105
ResMed, Inc. (b)	3,139	225,317
Rockwell Medical, Inc. (a)(b)	910	9,946
RTI Surgical, Inc. (a)	1,382	6,827
Sientra, Inc. (a)	120	2,303
Sirona Dental Systems, Inc. (a)	1,291	116,177
Spectranetics Corp. (a)(b)	899	31,249
Staar Surgical Co. (a)(b)	927	6,888
STERIS Corp.	1,315	92,405
SurModics, Inc. (a)	366	9,527
Symmetry Surgical, Inc. (a)	230	1,686
Tandem Diabetes Care, Inc. (a)	230	2,903
Teleflex, Inc.	933	112,734
Thoratec Corp. (a)	1,247	52,237
Tornier NV (a)	774	20,294
TransEnterix, Inc. (a)	600	1,758
TriVascular Technologies, Inc. (a)(b)	120	1,259
Unilife Corp. (a)(b)	2,816	11,292
Utah Medical Products, Inc.	92	5,507
Vascular Solutions, Inc. (a)	358	10,855
West Pharmaceutical Services, Inc.	1,594	95,975
Wright Medical Group, Inc. (a)	1,126	29,051
Zeltiq Aesthetics, Inc. (a)(b)	599	18,467

		2,810,841

HEALTH CARE PROVIDERS & SERVICES — 2.6%
AAC Holdings, Inc. (a)(b)	120	3,670
Acadia Healthcare Co., Inc. (a)(b)	965	69,094
Aceto Corp.	637	14,014
Addus HomeCare Corp. (a)	81	1,865
Adeptus Health, Inc. (Class A) (a)(b)	130	6,529
Air Methods Corp. (a)(b)	853	39,741
Alliance HealthCare Services, Inc. (a)	87	1,930
Almost Family, Inc. (a)	179	8,003
Amedisys, Inc. (a)	606	16,229
AMN Healthcare Services, Inc. (a)	1,101	25,400
AmSurg Corp. (a)	954	58,690
athenahealth, Inc. (a)(b)	859	102,556
Bio-Reference Laboratories, Inc. (a)	542	19,100
BioScrip, Inc. (a)(b)	1,487	6,587
BioTelemetry, Inc. (a)	644	5,699
Brookdale Senior Living, Inc. (a)	3,873	146,244
Capital Senior Living Corp. (a)	625	16,213
Catamaran Corp. (a)	4,632	275,789
Centene Corp. (a)	2,602	183,935
Chemed Corp.	397	47,402
Civitas Solutions, Inc. (a)	244	5,109
Community Health Systems, Inc. (a)	2,600	135,928
Corvel Corp. (a)	276	9,497
Cross Country Healthcare, Inc. (a)	639	7,579
Ensign Group, Inc.	509	23,852
Envision Healthcare Holdings, Inc. (a)	1,798	68,953
ExamWorks Group, Inc. (a)(b)	738	30,716
Five Star Quality Care, Inc. (a)	1,006	4,467
Genesis Healthcare, Inc. (a)	455	3,240
Hanger, Inc. (a)	827	18,765
Health Net, Inc. (a)	1,784	107,914
HealthEquity, Inc. (a)	236	5,898
HealthSouth Corp.	1,979	87,788
Healthways, Inc. (a)	709	13,967
HMS Holdings Corp. (a)	2,026	31,302
IPC Healthcare, Inc. (a)	358	16,697
Kindred Healthcare, Inc.	1,712	40,728
Landauer, Inc. (b)	248	8,715
LHC Group, Inc. (a)	271	8,951
LifePoint Hospitals, Inc. (a)	1,009	74,111
Magellan Health, Inc. (a)	639	45,254

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

MEDNAX, Inc. (a)	2,236	$162,132
Molina Healthcare, Inc. (a)(b)	681	45,824
National Healthcare Corp.	257	16,373
National Research Corp. (Class A)	289	4,162
Omnicare, Inc.	2,234	172,152
Owens & Minor, Inc. (b)	1,442	48,797
PharMerica Corp. (a)	740	20,861
Premier, Inc. (Class A) (a)	689	25,893
Providence Service Corp. (a)	285	15,139
RadNet, Inc. (a)	770	6,468
Select Medical Holdings Corp.	1,715	25,433
Surgical Care Affiliates, Inc. (a)	230	7,896
Team Health Holdings, Inc. (a)	1,584	92,680
Triple-S Management Corp. (Class B) (a)	545	10,835
Universal American Corp. (a)	919	9,815
US Physical Therapy, Inc.	271	12,873
VCA, Inc. (a)	1,892	103,719
WellCare Health Plans, Inc. (a)	983	89,905

		2,669,078

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	4,049	48,426
Castlight Health, Inc. (Class B) (a)(b)	255	1,979
Computer Programs and Systems, Inc. (b)	276	14,976
Imprivata, Inc. (a)	100	1,400
IMS Health Holdings, Inc. (a)	1,669	45,180
Inovalon Holdings, Inc. (Class A) (a)	600	18,126
MedAssets, Inc. (a)	1,376	25,896
Medidata Solutions, Inc. (a)(b)	1,220	59,829
Merge Healthcare, Inc. (a)	1,558	6,964
Omnicell, Inc. (a)	827	29,028
Veeva Systems, Inc. (Class A) (a)(b)	859	21,930
Vocera Communications, Inc. (a)	559	5,545

		279,279

HOTELS, RESTAURANTS & LEISURE — 3.1%
Aramark	919	29,068
Belmond, Ltd. (Class A) (a)	2,181	26,783
Biglari Holdings, Inc. (a)	41	16,978
BJ’s Restaurants, Inc. (a)	472	23,812
Bloomin’ Brands, Inc.	1,732	42,140
Bob Evans Farms, Inc.	557	25,767
Boyd Gaming Corp. (a)	1,731	24,580
Bravo Brio Restaurant Group, Inc. (a)	455	6,684
Brinker International, Inc. (b)	1,465	90,185
Buffalo Wild Wings, Inc. (a)	424	76,846
Caesars Acquisition Co. (Class A) (a)	1,029	6,997
Caesars Entertainment Corp. (a)(b)	1,166	12,278
Carrols Restaurant Group, Inc. (a)	545	4,518
Cheesecake Factory, Inc. (b)	1,135	55,990
Choice Hotels International, Inc.	762	48,821
Churchill Downs, Inc.	289	33,226
Chuy’s Holdings, Inc. (a)(b)	361	8,133
ClubCorp Holdings, Inc.	464	8,983
Cracker Barrel Old Country Store, Inc. (b)	455	69,224
Dave & Buster’s Entertainment, Inc. (a)(b)	120	3,655
Del Frisco’s Restaurant Group, Inc. (a)	538	10,841
Denny’s Corp. (a)	1,840	20,976
Diamond Resorts International, Inc. (a)	793	26,510
DineEquity, Inc.	406	43,446
Domino’s Pizza, Inc.	1,257	126,391
Dunkin’ Brands Group, Inc. (b)	2,151	102,302
El Pollo Loco Holdings, Inc. (a)(b)	130	3,329
Empire Resorts, Inc. (a)(b)	244	1,122
Famous Dave’s of America, Inc. (a)(b)	130	3,705
Fiesta Restaurant Group, Inc. (a)	604	36,844
Hilton Worldwide Holdings, Inc. (a)	3,052	90,400
Hyatt Hotels Corp. (Class A) (a)(b)	952	56,377
Ignite Restaurant Group, Inc. (a)(b)	184	892
International Speedway Corp. (Class A)	634	20,675
Interval Leisure Group, Inc.	910	23,851
Intrawest Resorts Holdings, Inc. (a)	464	4,046
Isle of Capri Casinos, Inc. (a)	561	7,882
Jack in the Box, Inc.	903	86,616
Jamba, Inc. (a)(b)	358	5,266
Krispy Kreme Doughnuts, Inc. (a)	1,512	30,225
La Quinta Holdings, Inc. (a)	1,029	24,367
Las Vegas Sands Corp. (b)	8,483	466,904
Life Time Fitness, Inc. (a)	922	65,425
Marcus Corp.	464	9,879
Marriott Vacations Worldwide Corp.	616	49,927
MGM Resorts International (a)(b)	8,412	176,904
Monarch Casino & Resort, Inc. (a)	179	3,426
Morgans Hotel Group Co. (a)	646	5,007
Nathan’s Famous, Inc.	97	5,253
Noodles & Co. (a)(b)	217	3,785
Norwegian Cruise Line Holdings, Ltd. (a)	2,042	110,288
Panera Bread Co. (Class A) (a)(b)	552	88,317
Papa John’s International, Inc.	706	43,638
Papa Murphy’s Holdings, Inc. (a)	132	2,394
Penn National Gaming, Inc. (a)(b)	1,709	26,763
Pinnacle Entertainment, Inc. (a)	1,372	49,516
Popeyes Louisiana Kitchen, Inc. (a)(b)	542	32,422
Potbelly Corp. (a)	230	3,151
Red Robin Gourmet Burgers, Inc. (a)	353	30,711
Restaurant Brands International, Inc.	4,544	174,535
Ruby Tuesday, Inc. (a)	1,469	8,829
Ruth’s Hospitality Group, Inc.	937	14,880
Scientific Games Corp. (Class A) (a)(b)	1,207	12,637
SeaWorld Entertainment, Inc.	1,555	29,980
Shake Shack, Inc. (Class A) (a)	100	5,005
Six Flags Entertainment Corp. (b)	1,644	79,586
Sonic Corp.	1,257	39,847
Speedway Motorsports, Inc.	274	6,234
Texas Roadhouse, Inc.	1,583	57,669
The Habit Restaurants, Inc. (Class A) (a)(b)	120	3,857
Vail Resorts, Inc.	815	84,287
Wendy’s Co.	6,202	67,602
Zoe’s Kitchen, Inc. (a)(b)	130	4,328

		3,103,717

HOUSEHOLD DURABLES — 1.2%
Beazer Homes USA, Inc. (a)	653	11,571
Cavco Industries, Inc. (a)	187	14,036
CSS Industries, Inc.	179	5,397

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Dixie Group, Inc. (a)(b)	255	$2,308
Ethan Allen Interiors, Inc. (b)	527	14,566
Flexsteel Industries, Inc.	87	2,722
GoPro, Inc. (Class A) (a)(b)	490	21,271
Helen of Troy, Ltd. (a)	645	52,561
Hovnanian Enterprises, Inc. (Class A) (a)(b)	2,765	9,843
Installed Building Products, Inc. (a)	230	5,005
iRobot Corp. (a)(b)	634	20,687
Jarden Corp. (a)	4,365	230,908
KB Home (b)	1,781	27,819
La-Z-Boy, Inc.	1,152	32,383
LGI Homes, Inc. (a)	230	3,832
Libbey, Inc.	445	17,760
Lifetime Brands, Inc.	285	4,355
M.D.C. Holdings, Inc. (b)	910	25,935
M/I Homes, Inc. (a)	537	12,802
Meritage Homes Corp. (a)	840	40,858
NACCO Industries, Inc. (Class A)	87	4,610
New Home Co., Inc. (a)(b)	230	3,668
NVR, Inc. (a)	95	126,223
Ryland Group, Inc. (b)	1,077	52,493
Skullcandy, Inc. (a)	469	5,300
Standard Pacific Corp. (a)	3,266	29,394
Taylor Morrison Home Corp. (Class A) (a)	774	16,138
Tempur Sealy International, Inc. (a)	1,375	79,392
Toll Brothers, Inc. (a)(b)	4,008	157,675
TRI Pointe Homes, Inc. (a)	3,325	51,305
Tupperware Brands Corp. (b)	1,131	78,062
UCP, Inc. (Class A) (a)	230	2,001
Universal Electronics, Inc. (a)	368	20,770
WCI Communities, Inc. (a)	315	7,544
William Lyon Homes (Class A) (a)(b)	377	9,734

		1,200,928

HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (Class A) (a)	1,011	10,737
Church & Dwight Co., Inc.	3,066	261,898
Energizer Holdings, Inc.	1,391	192,027
HRG Group, Inc. (a)	1,864	23,263
Oil-Dri Corp. of America	87	2,928
Orchids Paper Products Co.	196	5,284
Spectrum Brands Holdings, Inc.	463	41,466
WD-40 Co.	363	32,140

		569,743

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Abengoa Yield PLC	644	21,754
Atlantic Power Corp.	2,955	8,303
Calpine Corp. (a)	8,788	200,982
Dynegy, Inc. (a)	2,772	87,124
Ormat Technologies, Inc.	743	28,249
Pattern Energy Group, Inc.	949	26,876
TerraForm Power, Inc. (Class A) (a)	614	22,417
Vivint Solar, Inc. (a)(b)	364	4,419

		400,124

INDUSTRIAL CONGLOMERATES — 0.1%
Carlisle Cos., Inc.	1,432	132,646
Raven Industries, Inc.	814	16,655

		149,301

INSURANCE — 4.0%
Alleghany Corp. (a)	368	179,216
Allied World Assurance Company Holdings, Ltd.	2,205	89,082
Ambac Financial Group, Inc. (a)	986	23,861
American Equity Investment Life Holding Co.	1,677	48,851
American Financial Group, Inc.	1,635	104,885
American National Insurance Co.	206	20,268
AMERISAFE, Inc.	464	21,460
Amtrust Financial Services, Inc. (b)	687	39,149
Arch Capital Group, Ltd. (a)	2,850	175,560
Argo Group International Holdings, Ltd.	679	34,052
Arthur J. Gallagher & Co.	3,544	165,682
Aspen Insurance Holdings, Ltd.	1,471	69,475
Assured Guaranty, Ltd.	3,517	92,814
Atlas Financial Holdings, Inc. (a)	255	4,506
Axis Capital Holdings, Ltd.	2,291	118,170
Baldwin & Lyons, Inc. (Class B)	173	4,059
Brown & Brown, Inc.	2,692	89,132
Citizens, Inc. (a)(b)	1,119	6,893
CNA Financial Corp.	598	24,775
CNO Financial Group, Inc.	4,626	79,660
Crawford & Co. (Class B) (b)	648	5,599
Donegal Group, Inc. (Class A)	184	2,892
eHealth, Inc. (a)	455	4,268
EMC Insurance Group, Inc.	87	2,941
Employers Holdings, Inc.	735	19,838
Endurance Specialty Holdings, Ltd.	1,006	61,507
Enstar Group, Ltd. (a)	189	26,812
Erie Indemnity Co. (Class A)	564	49,215
Everest Re Group, Ltd.	1,040	180,960
FBL Financial Group, Inc. (Class A)	218	13,518
Federated National Holding Co.	255	7,803
Fidelity & Guaranty Life	230	4,876
First American Financial Corp.	2,410	85,989
FNF Group	6,248	229,676
Global Indemnity PLC (a)	173	4,801
Greenlight Capital Re, Ltd. (Class A) (a)	634	20,161
Hallmark Financial Services, Inc. (a)	377	3,996
Hanover Insurance Group, Inc.	994	72,145
HCC Insurance Holdings, Inc.	2,254	127,734
HCI Group, Inc. (b)	173	7,936
Heritage Insurance Holdings, Inc. (a)	120	2,641
Horace Mann Educators Corp.	910	31,122
Independence Holding Co.	182	2,473
Infinity Property & Casualty Corp.	276	22,646
James River Group Holdings Ltd.	200	4,700
Kansas City Life Insurance Co.	92	4,226
Kemper Corp.	971	37,830
Maiden Holdings, Ltd. (b)	1,193	17,692
Markel Corp. (a)	314	241,453
MBIA, Inc. (a)	3,127	29,081
Meadowbrook Insurance Group, Inc.	1,193	10,140
Mercury General Corp. (b)	638	36,844

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Montpelier Re Holdings, Ltd.	825	$31,713
National General Holdings Corp.	770	14,399
National Interstate Corp. (b)	189	5,307
National Western Life Insurance Co. (Class A)	53	13,478
Navigators Group, Inc. (a)	261	20,316
Old Republic International Corp.	5,877	87,802
OneBeacon Insurance Group, Ltd. (Class A)	556	8,457
PartnerRe, Ltd.	1,040	118,903
Patriot National, Inc. (a)	200	2,540
Phoenix Cos., Inc. (a)	160	7,998
Primerica, Inc.	1,229	62,556
ProAssurance Corp.	1,342	61,611
Reinsurance Group of America, Inc.	1,550	144,444
RenaissanceRe Holdings, Ltd.	1,060	105,714
RLI Corp.	982	51,467
Safety Insurance Group, Inc.	266	15,893
Selective Insurance Group, Inc.	1,276	37,068
StanCorp Financial Group, Inc.	987	67,708
State Auto Financial Corp.	368	8,939
State National Cos., Inc. (b)	500	4,975
Stewart Information Services Corp.	437	17,760
Symetra Financial Corp.	1,665	39,061
Third Point Reinsurance, Ltd. (a)	1,219	17,249
United Fire Group, Inc.	450	14,296
United Insurance Holdings Corp. (b)	385	8,663
Universal Insurance Holdings, Inc.	743	19,013
Validus Holdings, Ltd.	1,898	79,906
W.R. Berkley Corp.	2,264	114,355
White Mountains Insurance Group, Ltd.	138	94,464

		4,041,120

INTERNET & CATALOG RETAIL — 0.8%
1-800-FLOWERS.COM, Inc. (Class A) (a)	648	7,666
Blue Nile, Inc. (a)(b)	271	8,629
EVINE Live, Inc. (a)	910	6,106
FTD Cos., Inc. (a)	464	13,892
Gaiam, Inc. (Class A), (Class A) (a)	244	1,779
Groupon, Inc. (a)	10,736	77,407
HSN, Inc.	735	50,149
Lands’ End, Inc. (a)(b)	372	13,347
Liberty Interactive Corp. (Class A) (a)	11,072	323,192
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	1,637	52,040
Liberty Ventures, (Series A) (a)	3,236	135,944
NutriSystem, Inc.	745	14,885
Orbitz Worldwide, Inc. (a)	1,186	13,829
Overstock.com, Inc. (a)	276	6,685
PetMed Express, Inc. (b)	451	7,450
Shutterfly, Inc. (a)(b)	895	40,490
Travelport Worldwide, Ltd. (b)	608	10,154
Wayfair, Inc. (Class A) (a)(b)	244	7,837
zulily, Inc. (Class A) (a)(b)	345	4,481

		795,962

INTERNET SOFTWARE & SERVICES — 2.9%
Actua Corp. (a)	919	14,235
Amber Road, Inc. (a)(b)	130	1,202
Angie’s List, Inc. (a)(b)	1,009	5,923
AOL, Inc. (a)	1,803	71,417
Bankrate, Inc. (a)	1,486	16,851
Bazaarvoice, Inc. (a)	1,207	6,820
Benefitfocus, Inc. (a)(b)	115	4,231
Blucora, Inc. (a)	1,016	13,879
Box, Inc. (Class A) (a)	300	5,925
Brightcove, Inc. (a)	634	4,647
Carbonite, Inc. (a)	399	5,706
Care.com, Inc. (a)(b)	115	872
ChannelAdvisor Corp. (a)(b)	452	4,380
Cimpress NV (a)	751	63,369
comScore, Inc. (a)	755	38,656
Constant Contact, Inc. (a)	735	28,084
Cornerstone OnDemand, Inc. (a)(b)	1,164	33,628
CoStar Group, Inc. (a)	727	143,822
Coupons.com, Inc. (a)(b)	271	3,182
Cvent, Inc. (a)	374	10,487
Dealertrack Technologies, Inc. (a)(b)	1,209	46,571
Demand Media, Inc. (a)	184	1,052
Demandware, Inc. (a)	713	43,422
Dice Holdings, Inc. (a)	1,019	9,089
EarthLink Holdings Corp.	2,480	11,011
Endurance International Group Holdings, Inc. (a)	664	12,656
Envestnet, Inc. (a)	791	44,359
Everyday Health, Inc. (a)	120	1,543
Global Sources, Ltd. (a)	452	2,649
Gogo, Inc. (a)(b)	1,259	23,997
GrubHub, Inc. (a)	255	11,574
GTT Communications, Inc. (a)	361	6,816
HomeAway, Inc. (a)	2,047	61,758
Hortonworks, Inc. (a)	200	4,768
IAC/InterActiveCorp.	1,679	113,282
Internap Corp. (a)	1,285	13,146
IntraLinks Holdings, Inc. (a)	919	9,502
j2 Global, Inc.	1,077	70,737
LendingClub Corp. (a)	1,500	29,475
Limelight Networks, Inc. (a)	1,285	4,665
LinkedIn Corp. (Class A) (a)	2,353	587,921
Liquidity Services, Inc. (a)	653	6,452
LivePerson, Inc. (a)	1,150	11,770
LogMeIn, Inc. (a)	548	30,682
Marchex, Inc. (Class B)	556	2,268
Marin Software, Inc. (a)	594	3,736
Marketo, Inc. (a)(b)	572	14,655
Millennial Media, Inc. (a)(b)	818	1,186
Monster Worldwide, Inc. (a)(b)	2,391	15,159
New Relic, Inc. (a)	100	3,470
NIC, Inc.	1,471	25,993
OPOWER, Inc. (a)	130	1,317
Pandora Media, Inc. (a)(b)	4,573	74,128
Perficient, Inc. (a)	832	17,214
Q2 Holdings, Inc. (a)	223	4,714
QuinStreet, Inc. (a)	726	4,320
Rackspace Hosting, Inc. (a)(b)	2,646	136,507
RealNetworks, Inc. (a)	556	3,742
Reis, Inc.	179	4,590
RetailMeNot, Inc. (a)	744	13,399
Rightside Group, Ltd. (a)(b)	184	1,868
Rocket Fuel, Inc. (a)(b)	374	3,441
SciQuest, Inc. (a)	554	9,379

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Shutterstock, Inc. (a)(b)	343	$23,554
SPS Commerce, Inc. (a)	368	24,693
Stamps.com, Inc. (a)	366	24,628
TechTarget, Inc. (a)	347	4,001
Textura Corp. (a)	420	11,416
Travelzoo, Inc. (a)(b)	182	1,754
Tremor Video, Inc. (a)	488	1,142
TrueCar, Inc. (a)	130	2,320
Twitter, Inc. (a)	11,625	582,180
Unwired Planet, Inc. (a)	2,204	1,260
Web.com Group, Inc. (a)	1,168	22,134
WebMD Health Corp. (a)(b)	871	38,180
Wix.com, Ltd. (a)	230	4,407
XO Group, Inc. (a)	639	11,291
Xoom Corp. (a)(b)	698	10,254
Yelp, Inc. (a)	1,125	53,269
YuMe, Inc. (a)(b)	244	1,266
Zillow Group, Inc. (Class A) (a)(b)	1,071	107,421

		2,902,469

IT SERVICES — 2.6%
Acxiom Corp. (a)	1,737	32,117
Amdocs, Ltd.	3,593	195,459
Blackhawk Network Holdings, Inc. (a)	1,200	42,924
Booz Allen Hamilton Holding Corp.	1,680	48,619
Broadridge Financial Solutions, Inc.	2,722	149,737
CACI International, Inc. (Class A) (a)	547	49,186
Cardtronics, Inc. (a)	975	36,660
Cass Information Systems, Inc.	285	16,000
CIBER, Inc. (a)	1,848	7,614
Computer Task Group, Inc.	363	2,654
Convergys Corp.	2,212	50,588
CoreLogic, Inc. (a)	2,041	71,986
CSG Systems International, Inc. (b)	830	25,224
Datalink Corp. (a)	363	4,371
DST Systems, Inc.	591	65,430
EPAM Systems, Inc. (a)	814	49,890
Euronet Worldwide, Inc. (a)	1,173	68,914
EVERTEC, Inc.	1,508	32,965
ExlService Holdings, Inc. (a)	717	26,672
FleetCor Technologies, Inc. (a)	1,871	282,371
Forrester Research, Inc.	269	9,894
Gartner, Inc. (a)	2,035	170,635
Genpact, Ltd. (a)	3,583	83,305
Global Cash Access Holdings, Inc. (a)	1,670	12,725
Global Payments, Inc.	1,538	141,004
Hackett Group, Inc.	648	5,793
Heartland Payment Systems, Inc.	814	38,136
Higher One Holdings, Inc. (a)	726	1,757
iGate Corp. (a)	825	35,194
Information Services Group, Inc.	514	2,051
Jack Henry & Associates, Inc.	1,907	133,280
Leidos Holdings, Inc.	1,454	61,010
Lionbridge Technologies, Inc. (a)	1,487	8,506
Luxoft Holding, Inc. (a)	215	11,124
ManTech International Corp. (Class A)	545	18,497
MAXIMUS, Inc.	1,503	100,340
ModusLink Global Solutions, Inc. (a)(b)	922	3,550
MoneyGram International, Inc. (a)	561	4,847
NeuStar, Inc. (Class A) (a)(b)	1,199	29,519
PRGX Global, Inc. (a)	745	2,995
Sabre Corp. (b)	1,029	25,005
Science Applications International Corp.	868	44,572
ServiceSource International, Inc. (a)(b)	1,469	4,554
Sykes Enterprises, Inc. (a)	910	22,614
Syntel, Inc. (a)	676	34,969
TeleTech Holdings, Inc.	455	11,580
Unisys Corp. (a)	1,106	25,670
Vantiv, Inc. (Class A) (a)	2,810	105,937
VeriFone Systems, Inc. (a)	2,515	87,748
Virtusa Corp. (a)	565	23,380
WEX, Inc. (a)	893	95,872

		2,615,444

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc.	266	9,661
Black Diamond, Inc. (a)	556	5,254
Brunswick Corp.	2,074	106,707
Callaway Golf Co. (b)	1,754	16,716
Escalade, Inc.	120	2,086
JAKKS Pacific, Inc. (a)(b)	455	3,112
Johnson Outdoors, Inc. (Class A)	87	2,881
Leapfrog Enterprises, Inc. (a)	1,570	3,423
Malibu Boats, Inc. (Class A) (a)	230	5,370
Marine Products Corp.	285	2,442
Nautilus, Inc. (a)	735	11,223
Polaris Industries, Inc. (b)	1,486	209,675
Smith & Wesson Holding Corp. (a)	1,234	15,709
Sturm Ruger & Co, Inc. (b)	455	22,582
Vista Outdoor, Inc. (a)	1,432	61,318

		478,159

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Accelerate Diagnostics, Inc. (a)(b)	558	12,555
Affymetrix, Inc. (a)(b)	1,754	22,030
Albany Molecular Research, Inc. (a)(b)	547	9,627
Bio-Rad Laboratories, Inc. (Class A) (a)	488	65,968
Bio-Techne Corp.	835	83,742
Bruker Corp. (a)(b)	2,484	45,879
Cambrex Corp. (a)	740	29,326
Charles River Laboratories International, Inc. (a)	1,073	85,078
Enzo Biochem, Inc. (a)	770	2,272
Fluidigm Corp. (a)(b)	653	27,491
Illumina, Inc. (a)(b)	3,145	583,838
INC Research Holdings, Inc. (Class A) (a)	220	7,201
Luminex Corp. (a)	924	14,784
NanoString Technologies, Inc. (a)(b)	120	1,223
Pacific Biosciences of California, Inc. (a)(b)	1,108	6,471
PAREXEL International Corp. (a)	1,283	88,514
PRA Health Sciences, Inc. (a)	440	12,690
Qiagen NV (a)(b)	5,267	132,728
Quintiles Transnational Holdings, Inc. (a)	1,188	79,560
Sequenom, Inc. (a)(b)	2,868	11,329

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

VWR Corp. (a)(b)	608	$15,802

		1,338,108

MACHINERY — 3.5%
Accuride Corp. (a)	1,022	4,763
Actuant Corp. (Class A)	1,370	32,524
AGCO Corp. (b)	1,994	94,994
Alamo Group, Inc.	184	11,616
Albany International Corp. (Class A)	634	25,202
Allison Transmission Holdings, Inc.	3,046	97,289
Altra Industrial Motion Corp.	639	17,662
American Railcar Industries, Inc. (b)	213	10,593
Astec Industries, Inc.	450	19,296
Barnes Group, Inc.	1,223	49,519
Blount International, Inc. (a)	1,195	15,392
Briggs & Stratton Corp. (b)	961	19,739
Chart Industries, Inc. (a)	687	24,097
CIRCOR International, Inc.	440	24,068
CLARCOR, Inc.	1,174	77,554
Colfax Corp. (a)(b)	2,151	102,667
Columbus McKinnon Corp.	455	12,258
Commercial Vehicle Group, Inc. (a)	542	3,490
Crane Co.	1,099	68,589
Donaldson Co., Inc. (b)	3,226	121,652
Douglas Dynamics, Inc.	556	12,699
Dynamic Materials Corp.	377	4,814
Energy Recovery, Inc. (a)(b)	1,111	2,877
EnPro Industries, Inc.	513	33,832
ESCO Technologies, Inc.	646	25,181
Exone Co. (a)(b)	189	2,580
Federal Signal Corp.	1,334	21,064
Freightcar America, Inc.	271	8,518
Global Brass & Copper Holdings, Inc.	434	6,705
Gorman-Rupp Co.	464	13,897
Graco, Inc.	1,367	98,643
Graham Corp.	285	6,831
Greenbrier Cos., Inc. (b)	647	37,526
Harsco Corp.	1,821	31,430
Hillenbrand, Inc.	1,404	43,341
Hurco Cos., Inc.	189	6,224
Hyster-Yale Materials Handling, Inc.	261	19,129
IDEX Corp.	1,795	136,115
ITT Corp.	2,069	82,574
John Bean Technologies Corp.	625	22,325
Kadant, Inc.	276	14,520
Kennametal, Inc. (b)	1,772	59,699
L.B. Foster Co. (Class A)	261	12,392
Lincoln Electric Holdings, Inc. (b)	1,711	111,882
Lindsay Corp. (b)	304	23,180
Lydall, Inc. (a)	353	11,197
Manitex International, Inc. (a)(b)	271	2,637
Manitowoc Co., Inc.	3,049	65,736
Meritor, Inc. (a)	2,207	27,830
Middleby Corp. (a)	1,292	132,624
Miller Industries, Inc.	276	6,762
Mueller Industries, Inc.	1,269	45,849
Mueller Water Products, Inc. (Class A)	3,594	35,401
Navistar International Corp. (a)(b)	1,269	37,436
NN, Inc.	473	11,863
Nordson Corp.	1,438	112,653
Omega Flex, Inc.	67	1,685
Oshkosh Corp. (b)	1,736	84,699
Proto Labs, Inc. (a)(b)	534	37,380
RBC Bearings, Inc.	547	41,867
Rexnord Corp. (a)	1,637	43,692
SPX Corp.	932	79,127
Standex International Corp.	316	25,953
Sun Hydraulics Corp.	537	22,210
Tennant Co.	440	28,763
Terex Corp. (b)	2,488	66,156
Timken Co.	1,818	76,611
Titan International, Inc. (b)	1,030	9,641
Toro Co.	1,265	88,702
TriMas Corp. (a)	1,029	31,683
Trinity Industries, Inc. (b)	3,495	124,107
Twin Disc, Inc.	179	3,163
Valmont Industries, Inc.	540	66,355
Wabash National Corp. (a)(b)	1,653	23,307
WABCO Holdings, Inc. (a)	1,282	157,532
Wabtec Corp.	2,176	206,742
Watts Water Technologies, Inc. (Class A)	678	37,310
Woodward, Inc.	1,475	75,240
Xerium Technologies, Inc. (a)	276	4,477

		3,497,332

MARINE — 0.2%
Baltic Trading, Ltd. (b)	1,154	1,719
International Shipholding Corp.	196	2,374
Kirby Corp. (a)	1,285	96,439
Knightsbridge Shipping, Ltd. (a)(b)	657	3,285
Matson, Inc.	1,006	42,413
Navios Maritime Holdings, Inc.	1,798	7,516
Safe Bulkers, Inc.	899	3,227
Scorpio Bulkers, Inc. (a)(b)	3,122	7,399
Ultrapetrol Bahamas, Ltd. (a)	524	760

		165,132

MEDIA — 2.9%
AH Belo Corp. (Class A)	464	3,819
AMC Entertainment Holdings, Inc. (Class A)	464	16,467
AMC Networks, Inc. (Class A) (a)(b)	1,346	103,157
Carmike Cinemas, Inc. (a)	584	19,622
Central European Media Enterprises, Ltd. (Class A) (a)(b)	1,832	4,873
Charter Communications, Inc. (Class A) (a)	1,790	345,667
Cinedigm Corp. (Class A) (a)	1,096	1,776
Cinemark Holdings, Inc.	2,603	117,317
Clear Channel Outdoor Holdings, Inc. (Class A)	1,074	10,869
Crown Media Holdings, Inc. (Class A) (a)	827	3,308
Cumulus Media, Inc. (Class A) (a)(b)	3,330	8,225
Daily Journal Corp. (a)(b)	22	4,030
Dex Media, Inc. (a)(b)	473	1,982
DISH Network Corp. (Class A) (a)	4,811	337,059
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	1,737	42,035
E.W. Scripps Co. (Class A) (a)	729	20,733
Entercom Communications Corp. (Class A) (a)	542	6,585

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Entravision Communications Corp. (Class A)	1,394	$8,824
Eros International PLC (a)	385	6,726
Global Eagle Entertainment, Inc. (a)(b)	817	10,874
Gray Television, Inc. (a)	1,190	16,446
Harte-Hanks, Inc.	1,006	7,847
Hemisphere Media Group, Inc. (a)(b)	179	2,264
John Wiley & Sons, Inc. (Class A)	1,032	63,097
Journal Communications, Inc. (Class A) (a)	1,111	16,465
Lee Enterprises, Inc. (a)(b)	1,154	3,658
Liberty Broadband Corp. (Class A) (a)	533	30,104
Liberty Broadband Corp. (Class C) (a)	1,391	78,731
Liberty Media Corp. (Class A) (a)	2,131	82,150
Liberty Media Corp. (Class C) (a)	4,237	161,853
Lions Gate Entertainment Corp. (b)	1,784	60,513
Live Nation Entertainment, Inc. (a)	3,260	82,250
Loral Space & Communications, Inc. (a)	316	21,627
Madison Square Garden Co. (Class A) (a)	1,393	117,918
Martha Stewart Living Omnimedia, Inc. (Class A) (a)	717	4,661
McClatchy Co. (Class A) (a)	1,469	2,703
MDC Partners, Inc. (Class A)	958	27,159
Media General, Inc. (a)	1,808	29,814
Meredith Corp.	818	45,620
Morningstar, Inc.	436	32,661
National CineMedia, Inc.	1,379	20,823
New Media Investment Group, Inc.	1,003	24,002
New York Times Co. (Class A)	3,128	43,041
Nexstar Broadcasting Group, Inc. (Class A)	702	40,168
ReachLocal, Inc. (a)	285	829
Reading International, Inc. (Class A) (a)	469	6,308
Regal Entertainment Group (Class A) (b)	1,889	43,145
Rentrak Corp. (a)(b)	261	14,501
Saga Communications, Inc. (Class A)	115	5,122
Salem Media Group, Inc. (b)	285	1,756
Scholastic Corp.	646	26,447
SFX Entertainment, Inc. (a)(b)	579	2,368
Sinclair Broadcast Group, Inc. (Class A) (b)	1,513	47,523
Sirius XM Holdings, Inc. (a)(b)	58,481	223,397
Sizmek, Inc. (a)	542	3,935
Starz (Class A) (a)	2,011	69,199
Thomson Reuters Corp.	8,016	325,129
Time, Inc.	2,438	54,709
Townsquare Media, Inc. (Class A) (a)	120	1,542
World Wrestling Entertainment, Inc. (Class A) (b)	745	10,438

		2,925,871

METALS & MINING — 1.0%
A.M. Castle & Co. (a)(b)	469	1,712
AK Steel Holding Corp. (a)(b)	4,162	18,604
Ampco-Pittsburgh Corp.	179	3,125
Carpenter Technology Corp.	1,152	44,790
Century Aluminum Co. (a)	1,058	14,600
Cliffs Natural Resources, Inc. (b)	3,442	16,556
Coeur Mines, Inc. (a)	2,458	11,577
Commercial Metals Co.	2,598	42,062
Compass Minerals International, Inc.	770	71,772
Globe Specialty Metals, Inc.	1,440	27,245
Gold Resource Corp.	835	2,664
Handy & Harman, Ltd. (a)	81	3,326
Haynes International, Inc.	271	12,089
Hecla Mining Co. (b)	8,218	24,490
Horsehead Holding Corp. (a)	1,111	14,065
Kaiser Aluminum Corp. (b)	440	33,832
Materion Corp.	450	17,293
Molycorp, Inc. (a)(b)	3,384	1,304
Noranda Aluminium Holding Corp.	832	2,471
Olympic Steel, Inc.	173	2,329
Reliance Steel & Aluminum Co.	1,753	107,073
Royal Gold, Inc. (b)	1,454	91,762
RTI International Metals, Inc. (a)	727	26,107
Ryerson Holding Corp. (a)(b)	120	764
Schnitzer Steel Industries, Inc. (Class A)	646	10,246
Southern Copper Corp. (b)	3,242	94,602
Steel Dynamics, Inc.	5,384	108,218
Stillwater Mining Co. (a)(b)	2,702	34,910
SunCoke Energy, Inc.	1,403	20,961
Tahoe Resources, Inc.	2,013	22,062
TimkenSteel Corp.	907	24,008
United States Steel Corp. (b)	3,212	78,373
Universal Stainless & Alloy Products, Inc. (a)	189	4,956
Walter Energy, Inc. (b)	1,570	973
Worthington Industries, Inc.	1,155	30,734

		1,021,655

MULTI-UTILITIES — 0.5%
Alliant Energy Corp.	2,492	156,996
Avista Corp.	1,349	46,109
Black Hills Corp.	1,007	50,793
MDU Resources Group, Inc.	4,253	90,759
NorthWestern Corp.	1,058	56,910
Vectren Corp.	1,860	82,100

		483,667

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	1,228	58,981
Bon-Ton Stores, Inc. (b)	381	2,652
Burlington Stores, Inc. (a)	646	38,385
Dillard’s, Inc. (Class A)	555	75,763
Fred’s, Inc. (Class A)	927	15,842
J.C. Penney Co., Inc. (a)(b)	6,817	57,331
Sears Holdings Corp. (a)(b)	617	25,531
Tuesday Morning Corp. (a)(b)	1,006	16,197

		290,682

OIL, GAS & CONSUMABLE FUELS — 3.2%
Abraxas Petroleum Corp. (a)	2,030	6,598
Adams Resources & Energy, Inc.	65	4,369
Alon USA Energy, Inc.	547	9,064
Alpha Natural Resources, Inc. (a)(b)	5,449	5,448
American Eagle Energy Corp. (a)(b)	514	93
Amyris, Inc. (a)(b)	648	1,555
Antero Resources Corp. (a)(b)	1,179	41,642

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Approach Resources, Inc. (a)(b)	825	$5,437
Arch Coal, Inc. (a)(b)	5,268	5,267
Ardmore Shipping Corp. (b)	385	3,877
Bill Barrett Corp. (a)(b)	1,198	9,943
Bonanza Creek Energy, Inc. (a)(b)	843	20,788
California Resources Corp.	7,089	53,947
Callon Petroleum Co. (a)	1,022	7,634
Carrizo Oil & Gas, Inc. (a)	1,109	55,062
Cheniere Energy, Inc. (a)	5,366	415,328
Clayton Williams Energy, Inc. (a)(b)	140	7,088
Clean Energy Fuels Corp. (a)(b)	1,659	8,851
Cloud Peak Energy, Inc. (a)(b)	1,469	8,550
Cobalt International Energy, Inc. (a)(b)	7,908	74,414
Comstock Resources, Inc. (b)	1,075	3,838
Concho Resources, Inc. (a)	2,742	317,853
Contango Oil & Gas Co. (a)	312	6,864
Continental Resources, Inc. (a)(b)	1,932	84,370
CVR Energy, Inc.	353	15,024
Delek US Holdings, Inc.	1,309	52,033
Denbury Resources, Inc. (b)	7,933	57,832
DHT Holdings, Inc. (b)	2,039	14,232
Diamondback Energy, Inc. (a)	1,003	77,071
Dorian LPG, Ltd. (a)	130	1,694
Eclipse Resources Corp. (a)(b)	644	3,619
Emerald Oil, Inc. (a)(b)	1,509	1,117
Energen Corp.	1,642	108,372
Energy XXI, Ltd. (b)	2,230	8,117
EP Energy Corp. (Class A) (a)(b)	809	8,478
Evolution Petroleum Corp.	473	2,814
EXCO Resources, Inc. (b)	3,378	6,182
Frontline, Ltd. (a)(b)	1,299	2,910
FX Energy, Inc. (a)(b)	1,285	1,606
GasLog, Ltd. (b)	922	17,905
Gastar Exploration, Inc. (a)	1,482	3,883
Golar LNG, Ltd. (b)	1,145	38,106
Goodrich Petroleum Corp. (a)(b)	763	2,709
Green Plains, Inc.	783	22,355
Gulfport Energy Corp. (a)	1,927	88,469
Halcon Resources Corp. (a)(b)	5,881	9,057
Hallador Energy Co. (b)	217	2,537
Harvest Natural Resources, Inc. (a)	1,029	460
HollyFrontier Corp.	4,482	180,490
Isramco, Inc. (a)	23	2,893
Jones Energy, Inc. (Class A) (a)	230	2,065
Kosmos Energy, Ltd. (a)	2,495	19,735
Laredo Petroleum, Inc. (a)(b)	2,593	33,813
Magnum Hunter Resources Corp. (a)(b)	4,249	11,345
Matador Resources Co. (a)(b)	1,695	37,154
Memorial Resource Development Corp. (a)	1,154	20,472
Midstates Petroleum Co., Inc. (a)(b)	835	710
Miller Energy Resources, Inc. (a)(b)	735	459
Navios Maritime Acquisition Corp.	1,798	6,365
Nordic American Tanker Shipping, Ltd.	2,132	25,392
Northern Oil and Gas, Inc. (a)(b)	1,570	12,105
Oasis Petroleum, Inc. (a)(b)	3,147	44,750
Pacific Ethanol, Inc. (a)	514	5,546
Panhandle Oil & Gas, Inc. (Class A) (b)	378	7,481
Parsley Energy, Inc. (Class A) (a)(b)	1,154	18,441
PBF Energy, Inc.	1,576	53,458
PDC Energy, Inc. (a)	829	44,799
Peabody Energy Corp. (b)	6,164	30,327
Penn Virginia Corp. (a)(b)	1,392	9,020
PetroQuest Energy, Inc. (a)	1,377	3,167
Renewable Energy Group, Inc. (a)	779	7,182
Resolute Energy Corp. (a)(b)	1,662	936
REX American Resources Corp. (a)	143	8,696
Rex Energy Corp. (a)(b)	1,106	4,114
Rice Energy, Inc. (a)(b)	1,154	25,111
Ring Energy, Inc. (a)	385	4,089
Rosetta Resources, Inc. (a)	1,374	23,386
RSP Permian, Inc. (a)	579	14,585
Sanchez Energy Corp. (a)(b)	1,130	14,701
SandRidge Energy, Inc. (a)(b)	11,110	19,776
Scorpio Tankers, Inc. (b)	3,690	34,760
SemGroup Corp.(Class A)	961	78,168
Ship Finance International, Ltd. (b)	1,402	20,750
SM Energy Co. (b)	1,513	78,192
Solazyme, Inc. (a)(b)	1,718	4,913
Stone Energy Corp. (a)	1,193	17,513
Swift Energy Co. (a)(b)	1,119	2,417
Synergy Resources Corp. (a)	1,824	21,614
Targa Resources Corp.	1,052	100,771
Teekay Corp.	1,019	47,455
Teekay Tankers, Ltd.	1,576	9,046
TransAtlantic Petroleum, Ltd. (a)	514	2,745
Triangle Petroleum Corp. (a)(b)	1,561	7,852
Ultra Petroleum Corp. (a)(b)	3,470	54,236
VAALCO Energy, Inc. (a)	1,374	3,366
W&T Offshore, Inc. (b)	825	4,216
Warren Resources, Inc. (a)(b)	1,740	1,549
Western Refining, Inc.	1,200	59,268
Westmoreland Coal Co. (a)	271	7,252
Whiting Petroleum Corp. (a)(b)	3,748	115,813
World Fuel Services Corp.	1,596	91,738
WPX Energy, Inc. (a)	4,481	48,977

		3,209,636

PAPER & FOREST PRODUCTS — 0.4%
Boise Cascade Co. (a)	905	33,901
Clearwater Paper Corp. (a)	444	28,993
Deltic Timber Corp.	276	18,285
Domtar Corp.	1,408	65,078
KapStone Paper and Packaging Corp.	1,917	62,954
Louisiana-Pacific Corp. (a)(b)	3,221	53,179
Neenah Paper, Inc.	363	22,702
P.H. Glatfelter Co.	1,006	27,695
Resolute Forest Products, Inc. (a)	1,507	25,996
Schweitzer-Mauduit International, Inc.	706	32,561
Wausau Paper Corp.	831	7,919

		379,263

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	9,800	78,302
Coty, Inc. (Class A) (a)(b)	1,481	35,944
Elizabeth Arden, Inc. (a)(b)	651	10,156
Female Health Co. (b)	561	1,588
Herbalife, Ltd. (a)(b)	1,684	72,008

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Inter Parfums, Inc.	358	$11,678
Medifast, Inc. (a)	253	7,582
Nature’s Sunshine Products, Inc.	276	3,621
Nu Skin Enterprises, Inc. (Class A) (b)	1,330	80,079
Nutraceutical International Corp. (a)	179	3,526
Revlon, Inc. (Class A) (a)	276	11,371
Synutra International, Inc. (a)	473	3,027
USANA Health Sciences, Inc. (a)	167	18,557

		337,439

PHARMACEUTICALS — 1.2%
AcelRx Pharmaceuticals, Inc. (a)(b)	560	2,162
Achaogen, Inc. (a)(b)	120	1,171
Aerie Pharmaceuticals, Inc. (a)	230	7,208
Akorn, Inc. (a)(b)	1,372	65,184
Alimera Sciences, Inc. (a)(b)	473	2,370
Amphastar Pharmaceuticals, Inc. (a)	120	1,795
Ampio Pharmaceuticals, Inc. (a)(b)	923	6,950
ANI Pharmaceuticals, Inc. (a)	130	8,132
Aratana Therapeutics, Inc. (a)(b)	648	10,375
Bio-Path Holdings, Inc. (a)(b)	1,154	2,077
BioDelivery Sciences International, Inc. (a)(b)	940	9,870
Catalent, Inc. (a)	1,103	34,359
Cempra, Inc. (a)(b)	668	22,919
Corcept Therapeutics, Inc. (a)(b)	1,287	7,207
DepoMed, Inc. (a)(b)	1,382	30,971
Dermira, Inc. (a)	120	1,842
Endocyte, Inc. (a)(b)	735	4,601
Flex Pharma, Inc. (a)	100	1,960
Horizon Pharma PLC (a)(b)	1,499	38,929
IGI Laboratories, Inc. (a)(b)	770	6,283
Impax Laboratories, Inc. (a)(b)	1,580	74,055
Intersect ENT, Inc. (a)	120	3,100
Intra-Cellular Therapies, Inc. (a)	385	9,194
Jazz Pharmaceuticals PLC (a)	1,332	230,156
Lannett Co., Inc. (a)(b)	605	40,965
Medicines Co. (a)(b)	1,503	42,114
Nektar Therapeutics (a)(b)	2,864	31,504
Omeros Corp. (a)(b)	849	18,704
Omthera Pharmaceutical, Inc. (a)(b)(c)	212	0
Pacira Pharmaceuticals, Inc. (a)(b)	804	71,435
Pain Therapeutics, Inc. (a)	644	1,217
Pernix Therapeutics Holdings (a)(b)	829	8,862
Phibro Animal Health Corp. (Class A)	385	13,633
Pozen, Inc. (a)	639	4,933
Prestige Brands Holdings, Inc. (a)	1,187	50,910
Relypsa, Inc. (a)	374	13,490
Repros Therapeutics, Inc. (a)(b)	565	4,853
Revance Therapeutics, Inc. (a)(b)	115	2,384
Sagent Pharmaceuticals, Inc. (a)	473	10,997
Salix Pharmaceuticals, Ltd. (a)(b)	1,430	247,118
Sciclone Pharmaceuticals, Inc. (a)	1,282	11,359
Sucampo Pharmaceuticals, Inc. (Class A) (a)	377	5,866
Supernus Pharmaceuticals, Inc. (a)	668	8,076
Tetraphase Pharmaceuticals, Inc. (a)(b)	588	21,544
TherapeuticsMD, Inc. (a)(b)	2,744	16,601
Theravance Biopharma, Inc. (a)(b)	527	9,143
Theravance, Inc. (b)	1,855	29,161
VIVUS, Inc. (a)(b)	2,492	6,130
XenoPort, Inc. (a)	1,119	7,967
Zogenix, Inc. (a)(b)	1,751	2,399
ZS Pharma, Inc. (a)(b)	130	5,470

		1,269,705

PROFESSIONAL SERVICES — 1.4%
Acacia Research Corp. (b)	1,195	12,787
Advisory Board Co. (a)	918	48,911
Barrett Business Services, Inc.	184	7,883
CBIZ, Inc. (a)(b)	919	8,574
CDI Corp.	377	5,297
Corporate Executive Board Co.	740	59,096
CRA International, Inc. (a)	285	8,869
Exponent, Inc.	329	29,248
Franklin Covey Co. (a)	173	3,332
FTI Consulting, Inc. (a)	907	33,976
GP Strategies Corp. (a)	265	9,805
Heidrick & Struggles International, Inc.	469	11,528
Hill International, Inc. (a)	364	1,307
Huron Consulting Group, Inc. (a)	547	36,184
ICF International, Inc. (a)	455	18,587
IHS, Inc. (Class A) (a)	1,536	174,735
Insperity, Inc.	556	29,073
Kelly Services, Inc. (Class A)	639	11,144
Kforce, Inc.	639	14,256
Korn/Ferry International	1,078	35,434
ManpowerGroup, Inc.	1,789	154,122
Mistras Group, Inc. (a)	363	6,991
Navigant Consulting, Inc. (a)	1,190	15,422
On Assignment, Inc. (a)	1,223	46,927
Paylocity Holding Corp. (a)	255	7,303
Pendrell Corp. (a)	3,963	5,152
Resources Connection, Inc.	772	13,510
RPX Corp. (a)	1,222	17,585
Towers Watson & Co. (Class A) (b)	1,465	193,651
TriNet Group, Inc. (a)	385	13,564
TrueBlue, Inc. (a)	897	21,842
Verisk Analytics, Inc. (Class A) (a)	3,753	267,964
VSE Corp.	92	7,533
WageWorks, Inc. (a)	794	42,344

		1,373,936

REAL ESTATE INVESTMENT TRUSTS — 9.6%
Acadia Realty Trust	1,536	53,576
AG Mortgage Investment Trust, Inc.	749	14,111
Agree Realty Corp.	381	12,562
Alexander’s, Inc.	52	23,742
Alexandria Real Estate Equities, Inc.	1,598	156,668
Altisource Residential Corp.	1,348	28,119
American Assets Trust, Inc.	832	36,009
American Campus Communities, Inc.	2,541	108,933
American Capital Agency Corp.	7,958	169,744
American Capital Mortgage Investment Corp.	1,154	20,726
American Homes 4 Rent (Class A)	3,373	55,823
American Realty Capital Properties, Inc.	20,482	201,748
American Residential Properties, Inc. (a)(b)	762	13,708

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Annaly Capital Management, Inc.	21,374	$222,290
Anworth Mortgage Asset Corp.	2,839	14,450
Apollo Commercial Real Estate Finance, Inc. (b)	927	15,926
Apollo Residential Mortgage, Inc.	841	13,414
Ares Commercial Real Estate Corp.	496	5,481
Armada Hoffler Properties, Inc.	458	4,882
ARMOUR Residential REIT, Inc.	7,948	25,195
Ashford Hospitality Prime, Inc.	558	9,358
Ashford Hospitality Trust, Inc.	1,788	17,201
Associated Estates Realty Corp.	1,257	31,023
Aviv REIT, Inc.	406	14,819
BioMed Realty Trust, Inc.	4,574	103,647
Brandywine Realty Trust	4,037	64,511
Brixmor Property Group, Inc.	1,139	30,240
Camden Property Trust	1,930	150,791
Campus Crest Communities, Inc. (b)	1,561	11,177
Capstead Mortgage Corp. (b)	2,052	24,152
CareTrust REIT, Inc.	587	7,960
Catchmark Timber Trust, Inc. (Class A)	430	5,040
CBL & Associates Properties, Inc.	3,758	74,408
Cedar Realty Trust, Inc.	1,749	13,100
Chambers Street Properties	5,346	42,126
Chatham Lodging Trust	799	23,499
Chesapeake Lodging Trust	1,200	40,596
Chimera Investment Corp.	23,179	72,782
Colony Financial, Inc. (b)	2,418	62,675
Columbia Property Trust, Inc.	2,819	76,169
CorEnergy Infrastructure Trust, Inc.	770	5,336
Coresite Realty Corp.	450	21,906
Corporate Office Properties Trust	2,103	61,786
Corrections Corp. of America	2,625	105,682
Cousins Properties, Inc.	4,985	52,841
CubeSmart	3,656	88,292
CyrusOne, Inc.	741	23,060
CYS Investments, Inc.	3,655	32,566
DCT Industrial Trust, Inc.	1,856	64,329
DDR Corp. (b)	6,799	126,597
DiamondRock Hospitality Co.	4,411	62,327
Digital Realty Trust, Inc.	3,053	201,376
Douglas Emmett, Inc.	3,241	96,614
Duke Realty Corp.	7,362	160,271
DuPont Fabros Technology, Inc. (b)	1,438	46,994
Dynex Capital, Inc. (b)	1,394	11,807
Easterly Government Properties, Inc. (a)	300	4,815
EastGroup Properties, Inc.	714	42,940
Education Realty Trust, Inc.	1,045	36,972
Empire State Realty Trust, Inc. (Class A)	1,963	36,924
EPR Properties	1,279	76,778
Equity Commonwealth (a)	2,846	75,561
Equity Lifestyle Properties, Inc.	1,880	103,306
Equity One, Inc.	1,354	36,138
Excel Trust, Inc.	1,378	19,320
Extra Space Storage, Inc.	2,615	176,695
Federal Realty Investment Trust	1,509	222,140
FelCor Lodging Trust, Inc.	2,801	32,183
First Industrial Realty Trust, Inc.	2,484	53,232
First Potomac Realty Trust	1,242	14,767
Franklin Street Properties Corp.	2,029	26,012
Gaming and Leisure Properties, Inc.	1,888	69,611
Geo Group, Inc.	1,637	71,602
Getty Realty Corp.	651	11,848
Gladstone Commercial Corp.	382	7,109
Government Properties Income Trust (b)	1,537	35,120
Gramercy Property Trust, Inc.	994	27,902
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	544	9,944
Hatteras Financial Corp.	2,177	39,534
Healthcare Realty Trust, Inc.	2,166	60,171
Healthcare Trust of America, Inc. (Class A) (b)	2,753	76,699
Hersha Hospitality Trust	4,250	27,497
Highwoods Properties, Inc.	2,033	93,071
Home Properties, Inc.	1,289	89,315
Hospitality Properties Trust	3,319	109,494
Hudson Pacific Properties, Inc.	1,419	47,097
InfraREIT, Inc. (a)	500	14,295
Inland Real Estate Corp.	1,969	21,049
Invesco Mortgage Capital, Inc.	2,711	42,102
Investors Real Estate Trust	2,495	18,712
iStar Financial, Inc. (a)	1,764	22,932
Kilroy Realty Corp.	1,948	148,379
Kite Realty Group Trust	690	19,437
Lamar Advertising Co. (Class A) (b)	1,792	106,212
LaSalle Hotel Properties	2,511	97,577
Lexington Realty Trust (b)	4,667	45,877
Liberty Property Trust	3,331	118,917
LTC Properties, Inc.	803	36,938
Mack-Cali Realty Corp.	2,000	38,560
Medical Properties Trust, Inc. (b)	4,687	69,086
MFA Financial, Inc.	8,270	65,002
Mid-America Apartment Communities, Inc.	1,692	130,741
Monmouth Real Estate Investment Corp.(Class A)	1,262	14,021
National Health Investors, Inc. (b)	886	62,915
National Retail Properties, Inc.	2,951	120,902
New Residential Investment Corp.	3,083	46,337
New York Mortgage Trust, Inc. (b)	2,260	17,538
New York REIT, Inc.	3,493	36,607
NorthStar Realty Finance Corp. (b)	5,355	97,033
OMEGA Healthcare Investors, Inc. (b)	3,087	125,240
One Liberty Properties, Inc.	271	6,618
Outfront Media, Inc.	3,066	91,735
Owens Realty Mortgage, Inc. (b)	255	3,820
Paramount Group, Inc.	3,398	65,581
Parkway Properties, Inc.	1,775	30,796
Pebblebrook Hotel Trust	1,611	75,024
Pennsylvania Real Estate Investment Trust	1,551	36,030
PennyMac Mortgage Investment Trust	1,599	34,043
Physicians Realty Trust	1,498	26,380
Piedmont Office Realty Trust, Inc. (Class A)	3,431	63,851
Post Properties, Inc.	1,256	71,504
Potlatch Corp.	904	36,196
PS Business Parks, Inc.	458	38,032
QTS Realty Trust, Inc. (Class A)	225	8,192

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

RAIT Financial Trust (b)	1,762	$12,087
Ramco-Gershenson Properties Trust	1,736	32,290
Rayonier, Inc. (b)	2,853	76,917
Realty Income Corp. (b)	4,995	257,742
Redwood Trust, Inc.	1,786	31,916
Regency Centers Corp.	2,083	141,727
Resource Capital Corp. (b)	3,139	14,251
Retail Opportunity Investments Corp.	2,052	37,552
Retail Properties of America, Inc. (Class A)	5,268	84,446
Rexford Industrial Realty, Inc.	1,274	20,142
RLJ Lodging Trust	2,910	91,112
Rouse Properties, Inc.	811	15,377
Ryman Hospitality Properties	980	59,692
Sabra Healthcare REIT, Inc.	1,274	42,233
Saul Centers, Inc.	220	12,584
Select Income REIT	832	20,792
Senior Housing Properties Trust	5,244	116,364
Silver Bay Realty Trust Corp.	882	14,253
Sovran Self Storage, Inc.	726	68,200
Spirit Realty Capital, Inc.	8,995	108,660
STAG Industrial, Inc.	1,255	29,518
Starwood Property Trust, Inc. (b)	4,994	121,354
Starwood Waypoint Residential Trust (b)	909	23,498
STORE Capital Corp. (b)	713	16,648
Strategic Hotels & Resorts, Inc. (a)	6,032	74,978
Summit Hotel Properties, Inc.	1,930	27,155
Sun Communities, Inc.	1,062	70,857
Sunstone Hotel Investors, Inc.	4,634	77,249
Tanger Factory Outlet Centers, Inc.	2,004	70,481
Taubman Centers, Inc.	1,406	108,445
Terreno Realty Corp.	967	22,048
Trade Street Residential, Inc. (b)	255	1,826
Two Harbors Investment Corp.	8,210	87,190
UDR, Inc.	5,672	193,018
UMH Properties, Inc. (b)	368	3,706
Universal Health Realty Income Trust	271	15,244
Urban Edge Properties	2,100	49,770
Urstadt Biddle Properties, Inc. (Class A)	653	15,058
Washington Real Estate Investment Trust	1,433	39,594
Weingarten Realty Investors	2,705	97,326
Western Asset Mortgage Capital Corp. (b)	942	14,205
Whitestone REIT (b)	473	7,511
WP Carey, Inc.	2,241	152,388
WP GLIMCHER, Inc.	4,106	68,283

		9,717,860

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Alexander & Baldwin, Inc.	1,111	47,973
Altisource Asset Management Corp. (a)	30	5,554
Altisource Portfolio Solutions SA (a)(b)	329	4,234
AV Homes, Inc. (a)	289	4,612
Consolidated-Tomoka Land Co. (b)	81	4,832
Forest City Enterprises, Inc. (Class A) (a)	3,710	94,679
Forestar Group, Inc. (a)(b)	827	13,042
FRP Holdings, Inc. (a)	189	6,880
Howard Hughes Corp. (a)	887	137,503
Jones Lang LaSalle, Inc.	1,005	171,252
Kennedy-Wilson Holdings, Inc. (b)	1,624	42,451
Marcus & Millichap, Inc. (a)	181	6,784
RE/MAX Holdings, Inc. (Class A)	230	7,638
Realogy Holdings Corp. (a)	3,296	149,902
St. Joe Co. (a)(b)	1,412	26,207
Tejon Ranch Co. (a)	377	9,972

		733,515

ROAD & RAIL — 1.2%
AMERCO, Inc.	173	57,159
ArcBest Corp.	586	22,203
Avis Budget Group, Inc. (a)	2,378	140,338
Celadon Group, Inc.	453	12,331
Con-way, Inc.	1,257	55,471
Genesee & Wyoming, Inc. (Class A) (a)	1,164	112,256
Heartland Express, Inc. (b)	1,226	29,130
Hertz Global Holdings, Inc. (a)	10,099	218,946
J.B. Hunt Transport Services, Inc.	2,076	177,280
Knight Transportation, Inc.	1,342	43,279
Landstar System, Inc.	1,017	67,427
Marten Transport, Ltd.	547	12,690
Old Dominion Freight Line, Inc. (a)	1,429	110,462
PAM Transportation Services, Inc. (a)	100	5,727
Patriot Transportation Holding, Inc. (a)	64	1,598
Quality Distribution, Inc. (a)	562	5,805
Roadrunner Transportation Systems, Inc. (a)	599	15,137
Saia, Inc. (a)	542	24,011
Swift Transportation Co. (a)	1,905	49,568
Universal Truckload Services, Inc.	81	2,040
USA Truck, Inc. (a)	120	3,323
Werner Enterprises, Inc.	983	30,876
YRC Worldwide, Inc. (a)	634	11,387

		1,208,444

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Advanced Energy Industries, Inc. (a)	910	23,351
Advanced Micro Devices, Inc. (a)(b)	14,210	38,083
Alpha & Omega Semiconductor, Ltd. (a)	469	4,179
Ambarella, Inc. (a)(b)	690	52,240
Amkor Technology, Inc. (a)	1,961	17,325
Applied Micro Circuits Corp. (a)(b)	1,662	8,476
Atmel Corp.	9,382	77,214
Audience, Inc. (a)(b)	289	1,312
Axcelis Technologies, Inc. (a)	2,679	6,376
Brooks Automation, Inc.	1,424	16,561
Cabot Microelectronics Corp. (a)	547	27,334
Cascade Microtech, Inc. (a)	255	3,463
Cavium, Inc. (a)	1,187	84,063
CEVA, Inc. (a)	556	11,854
Cirrus Logic, Inc. (a)	1,443	47,994
Cohu, Inc.	657	7,188
Cree, Inc. (a)(b)	2,557	90,748
Cypress Semiconductor Corp. (a)	6,870	96,936
Diodes, Inc. (a)	813	23,219
DSP Group, Inc. (a)	455	5,451

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Entegris, Inc. (a)	3,154	$43,178
Entropic Communications, Inc. (a)	2,214	6,553
Exar Corp. (a)	919	9,236
Fairchild Semiconductor International, Inc. (a)	2,754	50,068
Formfactor, Inc. (a)	1,282	11,371
Freescale Semiconductor, Ltd. (a)	2,386	97,253
Inphi Corp. (a)(b)	648	11,554
Integrated Device Technology, Inc. (a)	3,013	60,320
Integrated Silicon Solution, Inc.	634	11,342
Intersil Corp. (Class A)	2,883	41,285
IXYS Corp.	542	6,677
Kopin Corp. (a)	1,668	5,871
Lattice Semiconductor Corp. (a)	2,860	18,132
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	285	10,619
Marvell Technology Group, Ltd.	9,155	134,579
Maxim Integrated Products, Inc.	6,377	221,983
MaxLinear, Inc. (Class A) (a)	547	4,447
Micrel, Inc.	1,098	16,558
Microsemi Corp. (a)	2,142	75,827
MKS Instruments, Inc.	1,167	39,456
Monolithic Power Systems, Inc.	907	47,754
Nanometrics, Inc. (a)(b)	547	9,201
NVE Corp.	87	5,996
OmniVision Technologies, Inc. (a)	1,282	33,806
ON Semiconductor Corp. (a)	9,948	120,470
PDF Solutions, Inc. (a)	653	11,702
Pericom Semiconductor Corp.	545	8,431
Photronics, Inc. (a)	1,469	12,487
PMC-Sierra, Inc. (a)	3,946	36,619
Power Integrations, Inc.	701	36,508
Qorvo, Inc. (a)	3,232	257,590
QuickLogic Corp. (a)(b)	1,284	2,478
Rambus, Inc. (a)	2,412	30,331
Rubicon Technology, Inc. (a)(b)	469	1,848
Rudolph Technologies, Inc. (a)	837	9,224
Semtech Corp. (a)	1,533	40,847
Silicon Laboratories, Inc. (a)	985	50,008
SunEdison, Inc. (a)(b)	6,003	144,072
SunPower Corp. (a)	1,016	31,811
Synaptics, Inc. (a)(b)	790	64,231
Teradyne, Inc.	4,617	87,030
Tessera Technologies, Inc.	1,170	47,128
Ultra Clean Holdings, Inc. (a)	542	3,875
Ultratech, Inc. (a)	634	10,994
Veeco Instruments, Inc. (a)	910	27,801
Vitesse Semiconductor Corp. (a)	1,284	6,818
Xcerra Corp. (a)	1,210	10,757

		2,669,493

SOFTWARE — 4.5%
ACI Worldwide, Inc. (a)	2,480	53,717
Activision Blizzard, Inc.	11,175	253,952
Advent Software, Inc.	1,161	51,212
American Software, Inc. (Class A)	542	5,539
Ansys, Inc. (a)	2,084	183,788
Aspen Technology, Inc. (a)	2,066	79,520
AVG Technologies NV (a)	797	17,255
Barracuda Networks, Inc. (a)	179	6,886
Blackbaud, Inc.	1,041	49,323
Bottomline Technologies, Inc. (a)	922	25,235
BroadSoft, Inc. (a)	634	21,214
Cadence Design Systems, Inc. (a)(b)	6,476	119,417
Callidus Software, Inc. (a)	1,097	13,910
CDK Global, Inc.	3,625	169,505
CommVault Systems, Inc. (a)	1,074	46,934
Comverse, Inc. (a)	556	10,953
Covisint Corp. (a)	701	1,423
Cyan, Inc. (a)	179	714
Digimarc Corp.	189	4,149
Ebix, Inc. (b)	729	22,147
Ellie Mae, Inc. (a)	648	35,841
EnerNOC, Inc. (a)	648	7,387
EPIQ Systems, Inc.	726	13,017
ePlus, Inc. (a)	118	10,258
FactSet Research Systems, Inc. (b)	955	152,036
Fair Isaac Corp.	725	64,322
FireEye, Inc. (a)(b)	1,934	75,909
FleetMatics Group PLC (a)(b)	875	39,244
Fortinet, Inc. (a)	3,043	106,353
Gigamon, Inc. (a)	489	10,386
Globant SA (a)	120	2,527
Glu Mobile, Inc. (a)(b)	2,077	10,406
Guidance Software, Inc. (a)(b)	358	1,937
Guidewire Software, Inc. (a)	1,511	79,494
HubSpot, Inc. (a)	120	4,788
Imperva, Inc. (a)	499	21,307
Infoblox, Inc. (a)	1,303	31,103
Informatica Corp. (a)	2,477	108,629
Interactive Intelligence Group (a)(b)	363	14,948
Jive Software, Inc. (a)(b)	1,029	5,279
Kofax, Ltd. (a)	1,669	18,276
Manhattan Associates, Inc. (a)	1,696	85,835
Mavenir Systems, Inc. (a)(b)	261	4,630
Mentor Graphics Corp.	2,181	52,409
MicroStrategy, Inc. (a)	217	36,714
MobileIron, Inc. (a)	130	1,204
Model N, Inc. (a)	479	5,729
Monotype Imaging Holdings, Inc.	919	29,996
Netscout Systems, Inc. (a)(b)	814	35,694
NetSuite, Inc. (a)(b)	937	86,916
Nuance Communications, Inc. (a)	5,862	84,120
Park City Group, Inc. (a)(b)	120	1,654
Paycom Software, Inc. (a)	120	3,847
Pegasystems, Inc.	800	17,400
Progress Software Corp. (a)	1,164	31,626
Proofpoint, Inc. (a)(b)	814	48,205
PROS Holdings, Inc. (a)	556	13,739
PTC, Inc. (a)	2,650	95,850
QAD, Inc. (Class A)	196	4,743
QLIK Technologies, Inc. (a)	2,002	62,322
Quality Systems, Inc.	1,022	16,332
Qualys, Inc. (a)	430	19,986
Rally Software Development Corp. (a)	578	9,069
RealPage, Inc. (a)(b)	1,098	22,114
Rosetta Stone, Inc. (a)	276	2,100
Rovi Corp. (a)(b)	2,137	38,915
Rubicon Project, Inc. (a)	120	2,150
Sapiens International Corp. NV (a)(b)	473	3,879
SeaChange International, Inc. (a)	837	6,570
ServiceNow, Inc. (a)	3,250	256,035
Silver Spring Networks, Inc. (a)(b)	786	7,027

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

SolarWinds, Inc. (a)	1,482	$75,938
Solera Holdings, Inc.	1,537	79,401
Splunk, Inc. (a)	2,667	157,886
SS&C Technologies Holdings, Inc.	1,537	95,755
Synchronoss Technologies, Inc. (a)	796	37,778
Synopsys, Inc. (a)	3,490	161,657
Tableau Software, Inc. (Class A) (a)	859	79,475
Take-Two Interactive Software, Inc. (a)	1,883	47,932
Tangoe, Inc. (a)(b)	735	10,143
TeleCommunication Systems, Inc. (Class A) (a)	1,210	4,634
TeleNav, Inc. (a)	469	3,714
TiVo, Inc. (a)	2,153	22,843
Tyler Technologies, Inc. (a)	745	89,795
Ultimate Software Group, Inc. (a)(b)	657	111,660
Varonis Systems, Inc. (a)(b)	115	2,951
VASCO Data Security International, Inc. (a)(b)	625	13,463
Verint Systems, Inc. (a)	1,325	82,057
VirnetX Holding Corp. (a)(b)	1,009	6,145
VMware, Inc. (Class A) (a)(b)	1,977	162,134
Vringo, Inc. (a)(b)	1,664	1,082
Workday, Inc. (Class A) (a)(b)	2,112	178,274
Workiva, Inc. (a)	200	2,880
Yodlee, Inc. (a)(b)	120	1,615
Zendesk, Inc. (a)	255	5,786
Zix Corp. (a)	1,464	5,754
Zynga, Inc. (Class A) (a)(b)	16,546	47,156

		4,524,958

SPECIALTY RETAIL — 3.3%
Aaron’s, Inc.	1,465	41,474
Abercrombie & Fitch Co. (Class A) (b)	1,593	35,110
Advance Auto Parts, Inc.	1,646	246,390
Aeropostale, Inc. (a)	1,938	6,725
America’s Car-Mart, Inc. (a)	179	9,711
American Eagle Outfitters, Inc.	4,348	74,264
ANN, Inc. (a)	1,072	43,984
Asbury Automotive Group, Inc. (a)	609	50,608
Ascena Retail Group, Inc. (a)	3,011	43,690
Barnes & Noble, Inc. (a)	899	21,351
bebe stores, inc. (b)	825	2,995
Big 5 Sporting Goods Corp.	473	6,277
Boot Barn Holdings, Inc. (a)	120	2,870
Brown Shoe Co., Inc.	1,006	32,997
Buckle, Inc. (b)	634	32,391
Build-A-Bear Workshop, Inc. (a)	255	5,011
Cabela’s, Inc. (a)(b)	1,128	63,145
Cato Corp. (Class A)	637	25,225
Chico’s FAS, Inc. (b)	3,420	60,500
Children’s Place, Inc.	527	33,828
Christopher & Banks Corp. (a)	930	5,171
Citi Trends, Inc. (a)	361	9,747
Conn’s, Inc. (a)(b)	556	16,836
Container Store Group, Inc. (a)(b)	345	6,572
CST Brands, Inc.	1,695	74,292
Destination Maternity Corp.	381	5,738
Destination XL Group, Inc. (a)(b)	1,011	4,994
Dick’s Sporting Goods, Inc.	2,178	124,124
DSW, Inc. (Class A)	1,685	62,143
Express, Inc. (a)	1,873	30,961
Finish Line, Inc. (Class A)	1,075	26,359
Five Below, Inc. (a)(b)	1,237	44,000
Foot Locker, Inc.	3,289	207,207
Francesca’s Holdings Corp. (a)	874	15,557
Genesco, Inc. (a)	542	38,607
GNC Holdings, Inc. (Class A)	2,054	100,790
Group 1 Automotive, Inc.	561	48,431
Guess?, Inc. (b)	1,370	25,468
Haverty Furniture Cos., Inc.	455	11,320
hhgregg, Inc. (a)(b)	266	1,631
Hibbett Sports, Inc. (a)	619	30,368
Kirkland’s, Inc. (a)	377	8,954
Lithia Motors, Inc. (Class A) (b)	532	52,886
Lumber Liquidators Holdings, Inc. (a)	637	19,607
MarineMax, Inc. (a)	547	14,501
Mattress Firm Holding Corp. (a)	341	23,747
Men’s Wearhouse, Inc.	1,082	56,480
Monro Muffler Brake, Inc. (b)	709	46,120
Murphy USA, Inc. (a)	1,029	74,469
New York & Co., Inc. (a)	745	1,862
Office Depot, Inc. (a)	11,915	109,618
Outerwall, Inc. (b)	399	26,382
Pacific Sunwear of California, Inc. (a)(b)	1,101	3,039
Penske Automotive Group, Inc.	985	50,718
Pep Boys-Manny, Moe & Jack (a)	1,287	12,381
Pier 1 Imports, Inc. (b)	2,046	28,603
Rent-A-Center, Inc.	1,135	31,144
Restoration Hardware Holdings, Inc. (a)	725	71,913
Sally Beauty Holdings, Inc. (a)	3,652	125,519
Sears Hometown and Outlet Stores, Inc. (a)	179	1,382
Select Comfort Corp. (a)	1,224	42,191
Shoe Carnival, Inc.	368	10,834
Signet Jewelers, Ltd.	1,812	251,487
Sonic Automotive, Inc. (Class A)	910	22,659
Sportsman’s Warehouse Holdings, Inc. (a)	120	959
Stage Stores, Inc.	715	16,388
Stein Mart, Inc.	634	7,893
Systemax, Inc. (a)	276	3,373
The Michaels Cos., Inc. (a)(b)	614	16,615
Tile Shop Holdings, Inc. (a)	464	5,619
Tilly’s, Inc. (Class A) (a)	285	4,460
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,451	218,883
Vitamin Shoppe, Inc. (a)	714	29,410
West Marine, Inc. (a)	473	4,385
Williams-Sonoma, Inc.	2,123	169,224
Winmark Corp.	43	3,766
Zumiez, Inc. (a)	437	17,589

		3,313,922

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a)(b)	2,411	66,110
Cray, Inc. (a)(b)	910	25,553
Diebold, Inc. (b)	1,455	51,594
Dot Hill Systems Corp. (a)	1,413	7,489
Eastman Kodak Co. (a)	385	7,311

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Electronics for Imaging, Inc. (a)	1,051	$43,879
Immersion Corp. (a)(b)	634	5,820
Intevac, Inc. (a)	385	2,364
Lexmark International, Inc. (Class A) (b)	1,396	59,107
NCR Corp. (a)	3,787	111,754
Nimble Storage, Inc. (a)(b)	230	5,131
QLogic Corp. (a)	1,860	27,416
Quantum Corp. (a)	5,268	8,429
Silicon Graphics International Corp. (a)(b)	832	7,230
Stratasys, Ltd. (a)(b)	1,100	58,058
Super Micro Computer, Inc. (a)	726	24,111
Violin Memory, Inc. (a)(b)	1,799	6,782

		518,138

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	1,211	111,981
Columbia Sportswear Co.	638	38,854
Crocs, Inc. (a)	1,968	23,242
Culp, Inc.	179	4,788
Deckers Outdoor Corp. (a)	803	58,515
G-III Apparel Group, Ltd. (a)(b)	433	48,777
Iconix Brand Group, Inc. (a)(b)	1,085	36,532
Kate Spade & Co. (a)	2,814	93,960
Movado Group, Inc.	446	12,720
Oxford Industries, Inc.	361	27,237
Perry Ellis International, Inc. (a)	271	6,276
Quiksilver, Inc. (a)(b)	3,218	5,953
Sequential Brands Group, Inc. (a)(b)	385	4,120
Skechers U.S.A., Inc. (Class A) (a)	893	64,216
Steven Madden, Ltd. (a)	1,289	48,982
Tumi Holdings, Inc. (a)	1,207	29,523
Unifi, Inc. (a)	368	13,281
Vera Bradley, Inc. (a)(b)	561	9,105
Vince Holding Corp. (a)	230	4,267
Wolverine World Wide, Inc. (b)	2,228	74,527

		716,856

THRIFTS & MORTGAGE FINANCE — 0.9%
Anchor BanCorp Wisconsin, Inc. (a)(b)	120	4,168
Astoria Financial Corp.	1,863	24,126
Bank Mutual Corp.	1,098	8,037
BankFinancial Corp.	559	7,345
BBX Capital Corp. (Class A) (a)	184	3,422
Beneficial Bancorp, Inc. (a)	658	7,429
BofI Holding, Inc. (a)	340	31,634
Brookline Bancorp, Inc.	1,760	17,688
Capitol Federal Financial, Inc.	3,228	40,350
Charter Financial Corp.	554	6,371
Clifton Bancorp, Inc.	559	7,887
Dime Community Bancshares	841	13,540
Essent Group, Ltd. (a)	974	23,288
EverBank Financial Corp.	2,055	37,052
Federal Agricultural Mortgage Corp. (Class C)	285	8,034
First Defiance Financial Corp.	165	5,415
First Financial Northwest, Inc.	362	4,471
Flagstar Bancorp, Inc. (a)	455	6,602
Fox Chase Bancorp, Inc.	271	4,561
Home Loan Servicing Solutions, Ltd. (b)	1,622	26,828
HomeStreet, Inc. (a)	566	10,369
Kearny Financial Corp. (a)	377	5,120
Ladder Capital Corp. (Class A) (a)	345	6,386
LendingTree, Inc. (a)	189	10,586
Meridian Bancorp, Inc. (a)	434	5,716
Meta Financial Group, Inc.	138	5,483
MGIC Investment Corp. (a)(b)	7,573	72,928
Nationstar Mortgage Holdings, Inc. (a)	526	13,029
New York Community Bancorp, Inc. (b)	9,985	167,049
NMI Holdings, Inc. (Class A) (a)	1,154	8,643
Northfield Bancorp, Inc.	1,143	16,939
Northwest Bancshares, Inc.	2,135	25,300
OceanFirst Financial Corp.	377	6,511
Ocwen Financial Corp. (a)(b)	2,109	17,399
Oritani Financial Corp.	1,101	16,020
PennyMac Financial Services, Inc. (Class A) (a)	266	4,514
Provident Financial Services, Inc.	1,360	25,364
Radian Group, Inc. (b)	4,265	71,609
Stonegate Mortgage Corp. (a)(b)	230	2,489
Territorial Bancorp, Inc.	285	6,772
TFS Financial Corp.	1,718	25,220
TrustCo Bank Corp. NY (b)	2,301	15,831
United Community Financial Corp.	1,029	5,618
United Financial Bancorp, Inc.	1,078	13,399
Walker & Dunlop, Inc. (a)	358	6,347
Washington Federal, Inc.	2,222	48,451
Waterstone Financial, Inc.	715	9,181
WSFS Financial Corp.	184	13,916

		924,437

TOBACCO — 0.1%
22nd Century Group, Inc. (a)(b)	364	313
Alliance One International, Inc. (a)	2,112	2,323
Universal Corp. (b)	547	25,797
Vector Group, Ltd.	1,625	35,701

		64,134

TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp.	2,299	86,764
Aircastle, Ltd.	1,398	31,399
Applied Industrial Technologies, Inc.	942	42,710
Beacon Roofing Supply, Inc. (a)	1,078	33,741
CAI International, Inc. (a)	353	8,673
DXP Enterprises, Inc. (a)	292	12,874
GATX Corp.	1,016	58,908
General Finance Corp. (a)	120	968
H&E Equipment Services, Inc.	740	18,493
HD Supply Holdings, Inc. (a)	2,393	74,554
Houston Wire & Cable Co.	469	4,563
Kaman Corp.	639	27,113
MRC Global, Inc. (a)(b)	2,336	27,682
MSC Industrial Direct Co., Inc. (Class A)	1,070	77,254
Neff Corp. (Class A) (a)	120	1,265
NOW, Inc. (a)(b)	2,420	52,369
Rush Enterprises, Inc. (Class A) (a)	775	21,204
Stock Building Supply Holdings, Inc. (a)	230	4,154

SPDR Russell Small Cap Completeness ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

TAL International Group, Inc. (a)	767	$31,240
Textainer Group Holdings, Ltd.	489	14,665
Titan Machinery, Inc. (a)(b)	473	6,315
Veritiv Corp. (a)	187	8,252
Watsco, Inc.	567	71,272
WESCO International, Inc. (a)(b)	1,002	70,030

		786,462

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Wesco Aircraft Holdings, Inc. (a)	1,183	18,124

WATER UTILITIES — 0.4%
American States Water Co.	910	36,300
American Water Works Co., Inc.	4,025	218,195
Aqua America, Inc.	3,994	105,242
Artesian Resources Corp. (Class A)	184	3,936
California Water Service Group	1,078	26,422
Connecticut Water Service, Inc.	276	10,027
Middlesex Water Co.	363	8,262
SJW Corp.	363	11,220
The York Water Co.	266	6,458

		426,062

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Boingo Wireless, Inc. (a)(b)	464	3,499
Leap Wireless International, Inc. (a)(e)	1,110	2,797
NTELOS Holdings Corp.	368	1,767
RingCentral, Inc. (Class A) (a)(b)	615	9,428
SBA Communications Corp. (Class A) (a)	2,906	340,293
Shenandoah Telecommunications Co.	542	16,889
Spok Holdings, Inc.	561	10,754
Sprint Corp. (a)(b)	16,326	77,385
T-Mobile US, Inc. (a)	5,990	189,823
Telephone & Data Systems, Inc.	1,968	49,003
US Cellular Corp. (a)	313	11,180

		712,818

TOTAL COMMON STOCKS —
(Cost $80,304,021)		100,617,952

RIGHTS — 0.0% (d)
PHARMACEUTICALS — 0.0% (d)
Furiex Pharmaceuticals (CVR) (expiring 07/2/16) (a)(c) (Cost $1,456)	149	1,214

WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Magnum Hunter Resources Corp. (expiring 04/15/16) (a)(b)(e)	367	0

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Tejon Ranch Co. (expiring 08/31/16) (a)	48	39

TOTAL WARRANTS —
(Cost $285)		39

SHORT TERM INVESTMENTS — 13.8%
MONEY MARKET FUNDS — 13.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	13,767,597	13,767,597
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g)(h)	128,443	128,443

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,896,040)		13,896,040

TOTAL INVESTMENTS — 113.5% (i)
(Cost $94,201,802)		114,515,245
OTHER ASSETS & LIABILITIES — (13.5)%		(13,663,978)

NET ASSETS — 100.0%		$100,851,267

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
CVR = Contingent Value Rights
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
BE Aerospace, Inc.	18,574	$1,181,678
Esterline Technologies Corp. (a)	5,073	580,453
Huntington Ingalls Industries, Inc.	5,941	832,631
Teledyne Technologies, Inc. (a)	5,810	620,101

		3,214,863

AIRLINES — 1.6%
Alaska Air Group, Inc.	35,855	2,372,884
JetBlue Airways Corp. (a)(b)	71,375	1,373,969

		3,746,853

AUTO COMPONENTS — 0.6%
Gentex Corp.	80,691	1,476,645

AUTOMOBILES — 0.1%
Thor Industries, Inc.	5,266	332,864

BANKS — 2.0%
East West Bancorp, Inc.	18,459	746,851
First Horizon National Corp. (b)	31,042	443,590
PacWest Bancorp	12,227	573,324
Signature Bank (a)	13,732	1,779,393
SVB Financial Group (a)	8,393	1,066,247

		4,609,405

BEVERAGES — 0.3%
Boston Beer Co., Inc. (Class A) (a)(b)	2,385	637,749

BIOTECHNOLOGY — 0.9%
United Therapeutics Corp. (a)	12,722	2,193,718

BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	13,534	888,642
Fortune Brands Home & Security, Inc.	28,579	1,356,931
Lennox International, Inc.	7,232	807,742

		3,053,315

CAPITAL MARKETS — 2.0%
Eaton Vance Corp.	17,792	740,859
Federated Investors, Inc. (Class B)	13,553	459,311
Janus Capital Group, Inc. (b)	20,940	359,959
Raymond James Financial, Inc.	16,346	928,126
SEI Investments Co.	35,567	1,568,149
Waddell & Reed Financial, Inc. (Class A)	10,756	532,852

		4,589,256

CHEMICALS — 3.4%
Ashland, Inc.	8,578	1,092,065
Cytec Industries, Inc.	19,514	1,054,537
Minerals Technologies, Inc.	9,475	692,622
NewMarket Corp. (b)	2,031	970,412
PolyOne Corp.	13,425	501,424
RPM International, Inc.	24,151	1,159,006
Scotts Miracle-Gro Co. (Class A)	5,657	379,981
Sensient Technologies Corp.	6,565	452,197
Valspar Corp.	20,455	1,718,834

		8,021,078

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Copart, Inc. (a)	31,083	1,167,788
Deluxe Corp.	8,102	561,307
HNI Corp.	6,719	370,687
MSA Safety, Inc.	3,673	183,209
Rollins, Inc.	17,478	432,231
Waste Connections, Inc.	19,965	961,115

		3,676,337

COMMUNICATIONS EQUIPMENT — 1.2%
Arris Group, Inc. (a)	36,062	1,042,012
InterDigital, Inc. (b)	9,780	496,237
Plantronics, Inc.	7,783	412,110
Riverbed Technology, Inc. (a)	42,411	886,814

		2,837,173

CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	13,746	1,148,616

CONSUMER FINANCE — 0.2%
SLM Corp. (a)	54,565	506,363

CONTAINERS & PACKAGING — 0.9%
Packaging Corp. of America	26,874	2,101,278

DISTRIBUTORS — 0.9%
LKQ Corp. (a)	83,012	2,121,787

DIVERSIFIED CONSUMER SERVICES — 0.7%
DeVry Education Group, Inc.	7,133	237,957
Service Corp. International	55,376	1,442,545

		1,680,502

DIVERSIFIED FINANCIAL SERVICES — 1.1%
CBOE Holdings, Inc.	22,964	1,318,249
MSCI, Inc.	20,572	1,261,269

		2,579,518

ELECTRIC UTILITIES — 0.3%
IDACORP, Inc.	6,098	383,381
PNM Resources, Inc.	9,537	278,481

		661,862

ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	11,800	1,984,288
Hubbell, Inc. (Class B)	6,601	723,602

		2,707,890

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Belden, Inc.	6,011	562,389
Cognex Corp. (a)	23,634	1,172,010
FEI Co.	5,300	404,602
IPG Photonics Corp. (a)(b)	6,521	604,497
Keysight Technologies, Inc. (a)	32,232	1,197,419
Mettler-Toledo International, Inc. (a)	7,682	2,524,689
National Instruments Corp.	15,278	489,507
Trimble Navigation, Ltd. (a)	41,785	1,052,982
Zebra Technologies Corp. (Class A) (a)	13,935	1,264,114

		9,272,209

ENERGY EQUIPMENT & SERVICES — 1.2%
Dresser-Rand Group, Inc. (a)	20,978	1,685,582
Dril-Quip, Inc. (a)	4,952	338,667
Oceaneering International, Inc.	16,062	866,224

		2,890,473

FOOD & STAPLES RETAILING — 0.1%
SUPERVALU, Inc. (a)	25,710	299,007

FOOD PRODUCTS — 2.1%
Hain Celestial Group, Inc. (a)	27,773	1,778,860

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Lancaster Colony Corp.	2,504	$238,306
Post Holdings, Inc. (a)	6,526	305,678
TreeHouse Foods, Inc. (a)	4,944	420,339
WhiteWave Foods Co. (Class A) (a)	47,576	2,109,520

		4,852,703

GAS UTILITIES — 1.1%
National Fuel Gas Co. (b)	10,020	604,507
Questar Corp.	22,225	530,288
UGI Corp.	47,154	1,536,749

		2,671,544

HEALTH CARE EQUIPMENT & SUPPLIES — 5.7%
Align Technology, Inc. (a)	19,850	1,067,632
Cooper Cos., Inc. (b)	13,226	2,478,817
Hill-Rom Holdings, Inc.	7,898	387,002
Hologic, Inc. (a)	66,441	2,194,214
IDEXX Laboratories, Inc. (a)	12,823	1,980,897
ResMed, Inc. (b)	26,894	1,930,451
Sirona Dental Systems, Inc. (a)	15,209	1,368,658
STERIS Corp.	16,265	1,142,942
Teleflex, Inc.	7,356	888,825

		13,439,438

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Centene Corp. (a)	32,452	2,294,032
HMS Holdings Corp. (a)	11,599	179,205
LifePoint Hospitals, Inc. (a)	5,981	439,304
MEDNAX, Inc. (a)	26,254	1,903,677
Omnicare, Inc.	15,678	1,208,147
VCA, Inc. (a)	21,990	1,205,492

		7,229,857

HOTELS, RESTAURANTS & LEISURE — 2.5%
Brinker International, Inc. (b)	17,282	1,063,880
Buffalo Wild Wings, Inc. (a)	5,200	942,448
Cheesecake Factory, Inc. (b)	6,131	302,442
Domino’s Pizza, Inc.	15,197	1,528,058
International Game Technology	31,318	545,246
Life Time Fitness, Inc. (a)	4,710	334,222
Panera Bread Co. (Class A) (a)(b)	4,675	747,977
Wendy’s Co.	38,195	416,326

		5,880,599

HOUSEHOLD DURABLES — 2.5%
Jarden Corp. (a)	28,862	1,526,800
KB Home (b)	9,951	155,435
NVR, Inc. (a)	1,046	1,389,778
Tempur Sealy International, Inc. (a)	16,674	962,757
Toll Brothers, Inc. (a)	43,628	1,716,325

		5,751,095

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	35,658	3,045,906
Energizer Holdings, Inc.	9,033	1,247,006

		4,292,912

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	8,575	794,302

INSURANCE — 2.4%
Alleghany Corp. (a)	2,062	1,004,194
Arthur J. Gallagher & Co.	29,253	1,367,578
Brown & Brown, Inc.	19,888	658,492
Primerica, Inc.	13,935	709,291
RenaissanceRe Holdings, Ltd.	12,487	1,245,328
W.R. Berkley Corp.	11,743	593,139

		5,578,022

INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.	8,522	581,456

INTERNET SOFTWARE & SERVICES — 0.9%
AOL, Inc. (a)	10,699	423,787
Rackspace Hosting, Inc. (a)	32,016	1,651,706

		2,075,493

IT SERVICES — 4.4%
Broadridge Financial Solutions, Inc.	22,461	1,235,580
CoreLogic, Inc. (a)	12,828	452,443
DST Systems, Inc.	4,055	448,929
Gartner, Inc. (a)	23,900	2,004,015
Global Payments, Inc.	18,300	1,677,744
Jack Henry & Associates, Inc.	14,983	1,047,162
MAXIMUS, Inc.	18,000	1,201,680
VeriFone Systems, Inc. (a)	31,103	1,085,184
WEX, Inc. (a)	10,623	1,140,485

		10,293,222

LEISURE PRODUCTS — 1.7%
Brunswick Corp.	25,339	1,303,692
Polaris Industries, Inc. (b)	16,628	2,346,211
Vista Outdoor, Inc. (a)	6,092	260,859

		3,910,762

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Bio-Techne Corp.	6,672	669,135
Charles River Laboratories International, Inc. (a)	12,925	1,024,823

		1,693,958

MACHINERY — 4.4%
CLARCOR, Inc.	7,944	524,781
Donaldson Co., Inc.	16,458	620,631
Graco, Inc.	10,631	767,133
IDEX Corp.	12,486	946,813
ITT Corp.	24,847	991,644
Lincoln Electric Holdings, Inc.	10,680	698,365
Nordson Corp.	15,343	1,201,971
Trinity Industries, Inc. (b)	42,535	1,510,418
Wabtec Corp.	26,271	2,496,008
Woodward, Inc.	9,546	486,941

		10,244,705

MARINE — 0.3%
Kirby Corp. (a)	8,949	671,622

MEDIA — 1.4%
AMC Networks, Inc. (Class A) (a)(b)	16,108	1,234,517
Cinemark Holdings, Inc.	14,264	642,878
John Wiley & Sons, Inc. (Class A)	6,326	386,772
Live Nation Entertainment, Inc. (a)	39,647	1,000,294

		3,264,461

METALS & MINING — 0.5%
Cliffs Natural Resources, Inc. (b)	10,881	52,338
Compass Minerals International, Inc.	5,184	483,201
Royal Gold, Inc. (b)	11,441	722,041

		1,257,580

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

MULTI-UTILITIES — 0.2%
Vectren Corp.	12,238	$540,185

MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	6,686	321,129

OIL, GAS & CONSUMABLE FUELS — 0.2%
California Resources Corp.	49,941	380,051

PHARMACEUTICALS — 1.7%
Akorn, Inc. (a)(b)	20,349	966,781
Salix Pharmaceuticals, Ltd. (a)(b)	17,422	3,010,696

		3,977,477

PROFESSIONAL SERVICES — 0.3%
Corporate Executive Board Co.	8,850	706,761

REAL ESTATE INVESTMENT TRUSTS — 14.4%
Alexandria Real Estate Equities, Inc.	13,391	1,312,854
American Campus Communities, Inc.	21,204	909,015
BioMed Realty Trust, Inc.	28,177	638,491
Camden Property Trust	23,684	1,850,431
Corporate Office Properties Trust	16,246	477,307
Duke Realty Corp.	94,068	2,047,860
Equity One, Inc.	13,596	362,877
Extra Space Storage, Inc.	30,212	2,041,425
Federal Realty Investment Trust	18,703	2,753,269
Highwoods Properties, Inc.	17,026	779,450
Home Properties, Inc.	8,348	578,433
Hospitality Properties Trust	26,213	864,767
Kilroy Realty Corp.	23,581	1,796,165
Lamar Advertising Co. (Class A) (b)	21,912	1,298,724
LaSalle Hotel Properties	30,891	1,200,424
Mid-America Apartment Communities, Inc.	13,007	1,005,051
National Retail Properties, Inc.	21,386	876,184
OMEGA Healthcare Investors, Inc.	37,849	1,535,534
Potlatch Corp.	5,808	232,552
Realty Income Corp. (b)	61,389	3,167,672
Regency Centers Corp.	25,699	1,748,560
Senior Housing Properties Trust	31,534	699,739
Tanger Factory Outlet Centers, Inc.	17,899	629,508
Taubman Centers, Inc.	12,166	938,364
UDR, Inc.	70,617	2,403,097
Urban Edge Properties	15,344	363,653
Weingarten Realty Investors	30,816	1,108,760

		33,620,166

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
Alexander & Baldwin, Inc.	12,413	535,993
Jones Lang LaSalle, Inc.	12,248	2,087,059

		2,623,052

ROAD & RAIL — 2.3%
Genesee & Wyoming, Inc. (Class A) (a)	9,117	879,243
J.B. Hunt Transport Services, Inc. (b)	25,071	2,140,938
Landstar System, Inc.	12,221	810,252
Old Dominion Freight Line, Inc. (a)	18,522	1,431,751
Werner Enterprises, Inc.	5,670	178,095

		5,440,279

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Cypress Semiconductor Corp. (a)	40,038	564,936
Integrated Device Technology, Inc. (a)	27,396	548,468
Qorvo, Inc. (a)	40,485	3,226,654
Semtech Corp. (a)	8,500	226,483
Silicon Laboratories, Inc. (a)	7,038	357,319
SunEdison, Inc. (a)(b)	41,389	993,336

		5,917,196

SOFTWARE — 7.0%
ACI Worldwide, Inc. (a)	31,756	687,835
Advent Software, Inc.	6,937	305,991
Ansys, Inc. (a)	15,473	1,364,564
Cadence Design Systems, Inc. (a)(b)	79,810	1,471,696
CDK Global, Inc.	29,462	1,377,643
CommVault Systems, Inc. (a)	6,280	274,436
FactSet Research Systems, Inc. (b)	10,552	1,679,878
Fair Isaac Corp.	8,454	750,039
Fortinet, Inc. (a)	38,770	1,355,011
Informatica Corp. (a)	15,856	695,365
PTC, Inc. (a)	31,399	1,135,702
Rovi Corp. (a)(b)	11,338	206,465
SolarWinds, Inc. (a)	18,111	928,008
Solera Holdings, Inc.	10,581	546,614
Synopsys, Inc. (a)	27,328	1,265,833
Tyler Technologies, Inc. (a)	9,141	1,101,765
Ultimate Software Group, Inc. (a)(b)	7,783	1,322,760

		16,469,605

SPECIALTY RETAIL — 4.4%
Advance Auto Parts, Inc.	19,974	2,989,908
Foot Locker, Inc.	38,806	2,444,778
Signet Jewelers, Ltd.	21,867	3,034,921
Williams-Sonoma, Inc.	23,392	1,864,576

		10,334,183

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a)(b)	15,937	436,993

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter’s, Inc.	14,400	1,331,568
Deckers Outdoor Corp. (a)	9,475	690,443
Kate Spade & Co. (a)	16,705	557,780

		2,579,791

TRADING COMPANIES & DISTRIBUTORS — 0.4%
GATX Corp.	5,978	346,604
MSC Industrial Direct Co., Inc. (Class A)	7,164	517,241

		863,845

WATER UTILITIES — 0.3%
Aqua America, Inc.	28,031	738,617

TOTAL COMMON STOCKS —
(Cost $199,033,407)		233,791,822

SHORT TERM INVESTMENTS — 8.2%
MONEY MARKET FUNDS — 8.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	18,864,367	18,864,367

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	281,074	$281,074

TOTAL SHORT TERM INVESTMENTS —
(Cost $19,145,441)		19,145,441

TOTAL INVESTMENTS — 108.0% (f)
(Cost $218,178,848)		252,937,263
OTHER ASSETS & LIABILITIES — (8.0)%		(18,724,119)

NET ASSETS — 100.0%		$234,213,144

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
BE Aerospace, Inc.	5,269	$335,214
Esterline Technologies Corp. (a)	1,617	185,017
Exelis, Inc.	25,765	627,893
Huntington Ingalls Industries, Inc.	3,660	512,949
KLX, Inc. (a)	7,256	279,646
Orbital ATK, Inc.	8,119	622,159
Teledyne Technologies, Inc. (a)	1,865	199,052
Triumph Group, Inc.	6,943	414,636

		3,176,566

AUTO COMPONENTS — 0.4%
Dana Holding Corp.	22,580	477,793

AUTOMOBILES — 0.2%
Thor Industries, Inc.	3,641	230,148

BANKS — 8.1%
Associated Banc-Corp.	20,396	379,366
BancorpSouth, Inc.	11,890	276,086
Bank of Hawaii Corp. (b)	6,051	370,382
Cathay General Bancorp	10,215	290,617
City National Corp.	6,641	591,580
Commerce Bancshares, Inc. (b)	11,479	485,791
Cullen/Frost Bankers, Inc.	7,577	523,419
East West Bancorp, Inc.	10,475	423,818
First Horizon National Corp. (b)	15,850	226,497
First Niagara Financial Group, Inc.	48,487	428,625
FirstMerit Corp.	22,641	431,537
Fulton Financial Corp.	24,524	302,626
Hancock Holding Co.	11,026	329,236
International Bancshares Corp.	7,977	207,641
PacWest Bancorp	7,258	340,328
Prosperity Bancshares, Inc.	8,269	433,957
SVB Financial Group (a)	2,800	355,712
Synovus Financial Corp.	18,651	522,415
TCF Financial Corp.	22,517	353,967
Trustmark Corp. (b)	9,377	227,674
Umpqua Holdings Corp.	30,111	517,307
Valley National Bancorp (b)	30,557	288,458
Webster Financial Corp.	12,512	463,570

		8,770,609

BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	3,541	232,502
Fortune Brands Home & Security, Inc.	7,395	351,115
Lennox International, Inc.	2,039	227,736

		811,353

CAPITAL MARKETS — 1.8%
Eaton Vance Corp.	7,333	305,346
Federated Investors, Inc. (Class B)	6,093	206,492
Janus Capital Group, Inc. (b)	9,295	159,781
Raymond James Financial, Inc.	9,256	525,555
Stifel Financial Corp. (a)	9,100	507,325
Waddell & Reed Financial, Inc. (Class A)	6,107	302,541

		2,007,040

CHEMICALS — 3.0%
Albemarle Corp.	15,362	811,728
Ashland, Inc.	4,501	573,022
Cabot Corp.	8,810	396,450
NewMarket Corp. (b)	425	203,065
Olin Corp.	10,565	338,503
PolyOne Corp.	5,305	198,142
RPM International, Inc.	6,254	300,129
Scotts Miracle-Gro Co. (Class A)	3,182	213,735
Sensient Technologies Corp.	3,182	219,176

		3,253,950

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Clean Harbors, Inc. (a)(b)	7,318	415,516
Deluxe Corp.	2,604	180,405
Herman Miller, Inc.	8,209	227,882
HNI Corp.	2,569	141,732
MSA Safety, Inc.	2,340	116,719
R.R. Donnelley & Sons Co. (b)	27,533	528,358
Rollins, Inc.	4,057	100,330
Waste Connections, Inc.	7,024	338,135

		2,049,077

COMMUNICATIONS EQUIPMENT — 1.0%
Ciena Corp. (a)	14,806	285,904
JDS Uniphase Corp. (a)	32,153	421,847
Plantronics, Inc.	1,773	93,880
Polycom, Inc. (a)	18,364	246,078

		1,047,709

CONSTRUCTION & ENGINEERING — 1.0%
AECOM (a)	21,305	656,620
Granite Construction, Inc.	5,026	176,614
KBR, Inc.	19,855	287,500

		1,120,734

CONSUMER FINANCE — 0.3%
SLM Corp.	31,174	289,295

CONTAINERS & PACKAGING — 3.3%
AptarGroup, Inc.	8,565	544,049
Bemis Co., Inc.	13,380	619,628
Greif, Inc. (Class A)	4,647	182,487
Rock-Tenn Co. (Class A)	19,183	1,237,303
Silgan Holdings, Inc.	5,706	331,690
Sonoco Products Co.	13,830	628,712

		3,543,869

DIVERSIFIED CONSUMER SERVICES — 1.3%
Apollo Education Group, Inc. (a)	13,205	249,839
DeVry Education Group, Inc.	4,165	138,944
Graham Holdings Co. (Class B)	606	636,076
Sotheby’s (b)	8,461	357,562

		1,382,421

DIVERSIFIED FINANCIAL SERVICES — 0.3%
MSCI, Inc.	5,103	312,865

ELECTRIC UTILITIES — 3.2%
Cleco Corp.	8,320	453,607
Great Plains Energy, Inc.	21,234	566,523
Hawaiian Electric Industries, Inc.	14,224	456,875
IDACORP, Inc. (b)	3,741	235,197
OGE Energy Corp.	27,387	865,703
PNM Resources, Inc.	6,102	178,178
Westar Energy, Inc.	18,108	701,866

		3,457,949

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

ELECTRICAL EQUIPMENT — 0.8%
Hubbell, Inc. (Class B)	3,938	$431,683
Regal-Beloit Corp.	6,092	486,873

		918,556

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Arrow Electronics, Inc. (a)	13,117	802,105
Avnet, Inc.	18,703	832,283
Belden, Inc.	2,773	259,442
FEI Co.	2,977	227,264
Ingram Micro, Inc. (Class A) (a)	21,488	539,779
IPG Photonics Corp. (a)(b)	1,612	149,432
Itron, Inc. (a)	5,352	195,402
Jabil Circuit, Inc.	26,650	623,077
Keysight Technologies, Inc. (a)	6,908	256,632
Knowles Corp. (a)(b)	11,672	224,919
National Instruments Corp.	6,244	200,058
Tech Data Corp. (a)	5,272	304,563
Trimble Navigation, Ltd. (a)	14,634	368,777
Vishay Intertechnology, Inc. (b)	18,646	257,688

		5,241,421

ENERGY EQUIPMENT & SERVICES — 2.9%
Atwood Oceanics, Inc. (b)	8,228	231,289
Dril-Quip, Inc. (a)	2,783	190,329
Helix Energy Solutions Group, Inc. (a)	13,687	204,758
Nabors Industries, Ltd.	39,700	541,905
Oceaneering International, Inc.	5,637	304,003
Oil States International, Inc. (a)	6,992	278,072
Patterson-UTI Energy, Inc.	20,325	381,602
Rowan Cos. PLC (Class A)	17,146	303,656
Superior Energy Services, Inc.	20,809	464,873
Tidewater, Inc. (b)	6,503	124,467
Unit Corp. (a)	6,361	177,981

		3,202,935

FOOD & STAPLES RETAILING — 0.6%
SUPERVALU, Inc. (a)	15,001	174,462
United Natural Foods, Inc. (a)	6,875	529,650

		704,112

FOOD PRODUCTS — 2.1%
Dean Foods Co.	13,064	215,948
Flowers Foods, Inc.	25,483	579,483
Ingredion, Inc.	9,843	765,982
Lancaster Colony Corp.	1,338	127,338
Post Holdings, Inc. (a)	3,601	168,671
Tootsie Roll Industries, Inc. (b)	2,829	95,973
TreeHouse Foods, Inc. (a)	3,294	280,056

		2,233,451

GAS UTILITIES — 2.0%
Atmos Energy Corp.	13,897	768,504
National Fuel Gas Co. (b)	6,381	384,966
ONE Gas, Inc.	7,240	312,985
Questar Corp.	12,655	301,948
WGL Holdings, Inc.	6,844	386,002

		2,154,405

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Halyard Health, Inc. (a)(b)	6,407	315,224
Hill-Rom Holdings, Inc.	3,649	178,801
ResMed, Inc. (b)	5,779	414,817
Teleflex, Inc.	1,996	241,177
Thoratec Corp. (a)	7,382	309,232

		1,459,251

HEALTH CARE PROVIDERS & SERVICES — 2.8%
Community Health Systems, Inc. (a)	16,104	841,917
Health Net, Inc. (a)	10,502	635,266
HMS Holdings Corp. (a)	5,741	88,698
LifePoint Hospitals, Inc. (a)	3,019	221,745
Omnicare, Inc.	5,430	418,436
Owens & Minor, Inc. (b)	8,682	293,799
WellCare Health Plans, Inc. (a)	6,058	554,065

		3,053,926

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	23,543	281,574

HOTELS, RESTAURANTS & LEISURE — 1.0%
Cheesecake Factory, Inc. (b)	3,108	153,318
International Game Technology	17,711	308,348
International Speedway Corp. (Class A)	3,822	124,635
Life Time Fitness, Inc. (a)	2,527	179,316
Panera Bread Co. (Class A) (a)(b)	1,094	175,035
Wendy’s Co.	17,708	193,017

		1,133,669

HOUSEHOLD DURABLES — 1.2%
Jarden Corp. (a)	10,103	534,449
KB Home (b)	7,126	111,308
M.D.C. Holdings, Inc. (b)	5,346	152,361
Tupperware Brands Corp. (b)	6,841	472,166

		1,270,284

HOUSEHOLD PRODUCTS — 0.5%
Energizer Holdings, Inc.	4,022	555,237

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	4,608	426,839

INSURANCE — 7.1%
Alleghany Corp. (a)	1,173	571,251
American Financial Group, Inc.	10,088	647,145
Arthur J. Gallagher & Co.	7,783	363,855
Aspen Insurance Holdings, Ltd.	8,539	403,297
Brown & Brown, Inc.	5,867	194,256
Everest Re Group, Ltd.	6,155	1,070,970
First American Financial Corp.	14,786	527,564
Hanover Insurance Group, Inc.	6,063	440,053
HCC Insurance Holdings, Inc.	13,295	753,428
Kemper Corp.	6,888	268,356
Mercury General Corp.	5,002	288,866
Old Republic International Corp.	33,035	493,543
Reinsurance Group of America, Inc.	9,418	877,663
StanCorp Financial Group, Inc.	5,793	397,400
W.R. Berkley Corp.	7,678	387,816

		7,685,463

INTERNET SOFTWARE & SERVICES — 0.2%
AOL, Inc. (a)	5,204	206,130

IT SERVICES — 2.1%
Acxiom Corp. (a)	10,724	198,287
Broadridge Financial Solutions, Inc.	5,311	292,158
Convergys Corp. (b)	13,533	309,500

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

CoreLogic, Inc. (a)	6,007	$211,867
DST Systems, Inc.	1,826	202,157
Jack Henry & Associates, Inc.	3,719	259,921
Leidos Holdings, Inc.	8,567	359,471
NeuStar, Inc. (Class A) (a)(b)	7,502	184,699
Science Applications International Corp.	5,387	276,622

		2,294,682

LEISURE PRODUCTS — 0.2%
Vista Outdoor, Inc. (a)	5,544	237,394

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Bio-Rad Laboratories, Inc. (Class A) (a)	2,833	382,965
Bio-Techne Corp.	1,737	174,204

		557,169

MACHINERY — 4.8%
AGCO Corp. (b)	11,034	525,660
CLARCOR, Inc.	2,760	182,326
Crane Co.	6,721	419,458
Donaldson Co., Inc.	8,847	333,620
Graco, Inc.	2,545	183,647
Harsco Corp.	11,066	190,999
IDEX Corp.	4,275	324,173
Kennametal, Inc. (b)	10,903	367,322
Lincoln Electric Holdings, Inc.	5,347	349,640
Oshkosh Corp. (b)	10,666	520,394
SPX Corp.	5,660	480,534
Terex Corp.	14,538	386,566
Timken Co.	10,272	432,862
Valmont Industries, Inc.	3,291	404,398
Woodward, Inc.	2,974	151,704

		5,253,303

MARINE — 0.2%
Kirby Corp. (a)	3,066	230,103

MEDIA — 1.5%
Cinemark Holdings, Inc.	6,882	310,172
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	10,078	243,888
John Wiley & Sons, Inc. (Class A)	3,165	193,508
Meredith Corp.	5,073	282,921
New York Times Co. (Class A)	18,159	249,868
Time, Inc.	15,024	337,138

		1,617,495

METALS & MINING — 2.9%
Carpenter Technology Corp.	7,149	277,953
Cliffs Natural Resources, Inc. (b)	15,123	72,742
Commercial Metals Co.	16,263	263,298
Compass Minerals International, Inc.	1,970	183,624
Reliance Steel & Aluminum Co.	10,607	647,876
Royal Gold, Inc. (b)	3,250	205,107
Steel Dynamics, Inc.	33,175	666,817
TimkenSteel Corp.	5,242	138,756
United States Steel Corp. (b)	20,080	489,952
Worthington Industries, Inc.	6,979	185,711

		3,131,836

MULTI-UTILITIES — 1.9%
Alliant Energy Corp.	15,247	960,561
Black Hills Corp.	6,155	310,458
MDU Resources Group, Inc.	26,768	571,229
Vectren Corp.	5,223	230,543

		2,072,791

MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	3,850	184,915
J.C. Penney Co., Inc. (a)(b)	42,339	356,071

		540,986

OIL, GAS & CONSUMABLE FUELS — 4.5%
California Resources Corp.	15,550	118,336
Denbury Resources, Inc. (b)	48,400	352,836
Energen Corp.	10,045	662,970
Gulfport Energy Corp. (a)	11,850	544,033
HollyFrontier Corp.	26,890	1,082,860
Peabody Energy Corp. (b)	37,261	183,324
Rosetta Resources, Inc. (a)	10,138	172,549
SM Energy Co. (b)	9,351	483,260
Western Refining, Inc.	9,663	477,256
World Fuel Services Corp.	9,888	568,362
WPX Energy, Inc. (a)	27,936	305,340

		4,951,126

PAPER & FOREST PRODUCTS — 0.7%
Domtar Corp.	8,714	402,761
Louisiana-Pacific Corp. (a)(b)	19,759	326,221

		728,982

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc.	59,600	476,204

PROFESSIONAL SERVICES — 2.2%
FTI Consulting, Inc. (a)	5,676	212,623
ManpowerGroup, Inc.	10,719	923,442
Towers Watson & Co. (Class A)	9,568	1,264,746

		2,400,811

REAL ESTATE INVESTMENT TRUSTS — 5.3%
Alexandria Real Estate Equities, Inc.	3,175	311,277
American Campus Communities, Inc.	4,784	205,090
BioMed Realty Trust, Inc.	13,445	304,664
Corporate Office Properties Trust	4,599	135,119
Corrections Corp. of America	16,044	645,931
Equity One, Inc.	3,450	92,080
Highwoods Properties, Inc.	4,195	192,047
Home Properties, Inc.	3,712	257,204
Hospitality Properties Trust	7,432	245,182
Liberty Property Trust	20,470	730,779
Mack-Cali Realty Corp.	11,640	224,419
Mid-America Apartment Communities, Inc.	3,776	291,772
National Retail Properties, Inc.	7,515	307,890
Potlatch Corp.	2,459	98,458
Rayonier, Inc.	17,451	470,479
Senior Housing Properties Trust	16,345	362,696
Tanger Factory Outlet Centers, Inc.	3,692	129,848
Taubman Centers, Inc.	2,610	201,309
Urban Edge Properties	3,800	90,060
WP GLIMCHER, Inc.	25,376	422,003

		5,718,307

ROAD & RAIL — 0.6%
Con-way, Inc.	7,848	346,332

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Genesee & Wyoming, Inc. (Class A) (a)	2,469	$238,110
Werner Enterprises, Inc.	3,128	98,251

		682,693

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Advanced Micro Devices, Inc. (a)(b)	86,151	230,885
Atmel Corp.	57,514	473,340
Cree, Inc. (a)(b)	15,277	542,181
Cypress Semiconductor Corp. (a)	23,507	331,684
Fairchild Semiconductor International, Inc. (a)	16,006	290,989
Integrated Device Technology, Inc. (a)	6,085	121,822
Intersil Corp. (Class A)	17,999	257,746
Semtech Corp. (a)	4,573	121,847
Silicon Laboratories, Inc. (a)	1,685	85,547
SunEdison, Inc. (a)(b)	13,877	333,048
Teradyne, Inc.	29,834	562,371

		3,351,460

SOFTWARE — 2.1%
Advent Software, Inc.	2,500	110,275
Ansys, Inc. (a)	4,587	404,528
CDK Global, Inc.	7,349	343,639
CommVault Systems, Inc. (a)	2,668	116,592
Informatica Corp. (a)	7,032	308,388
Mentor Graphics Corp.	13,578	326,279
Rovi Corp. (a)(b)	6,621	120,569
Solera Holdings, Inc.	3,776	195,068
Synopsys, Inc. (a)	7,316	338,877

		2,264,215

SPECIALTY RETAIL — 4.4%
Aaron’s, Inc.	8,900	251,959
Abercrombie & Fitch Co. (Class A)	9,435	207,947
American Eagle Outfitters, Inc.	24,280	414,702
ANN, Inc. (a)	6,274	257,422
Ascena Retail Group, Inc. (a)	18,311	265,693
Cabela’s, Inc. (a)(b)	6,563	367,397
Chico’s FAS, Inc.	21,214	375,276
CST Brands, Inc.	10,571	463,327
Dick’s Sporting Goods, Inc.	13,530	771,075
Guess?, Inc. (b)	8,758	162,811
Murphy USA, Inc. (a)	5,863	424,305
Office Depot, Inc. (a)	67,149	617,771
Rent-A-Center, Inc.	7,267	199,406

		4,779,091

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
3D Systems Corp. (a)(b)	6,042	165,672
Diebold, Inc. (b)	8,881	314,920
Lexmark International, Inc. (Class A) (b)	8,319	352,227
NCR Corp. (a)	23,118	682,212

		1,515,031

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Kate Spade & Co. (a)	8,750	292,162

THRIFTS & MORTGAGE FINANCE — 1.2%
New York Community Bancorp, Inc. (b)	60,759	1,016,498
Washington Federal, Inc.	13,440	293,059

		1,309,557

TRADING COMPANIES & DISTRIBUTORS — 1.1%
GATX Corp.	2,985	173,070
MSC Industrial Direct Co., Inc. (Class A) (b)	3,202	231,184
NOW, Inc. (a)(b)	14,860	321,571
Watsco, Inc.	3,761	472,758

		1,198,583

WATER UTILITIES — 0.2%
Aqua America, Inc.	10,223	269,376

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	13,518	336,598

TOTAL COMMON STOCKS —
(Cost $103,270,155)		108,668,586

SHORT TERM INVESTMENTS — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,149,599	10,149,599
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	95,094	95,094

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,244,693)		10,244,693

TOTAL INVESTMENTS — 109.2% (f)
(Cost $113,514,848)		118,913,279
OTHER ASSETS & LIABILITIES — (9.2)%		(10,037,607)

NET ASSETS — 100.0%		$108,875,672

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
AAR Corp.	21,345	$655,291
Aerovironment, Inc. (a)	11,337	300,544
American Science & Engineering, Inc. (b)	4,410	215,473
Cubic Corp.	12,258	634,597
Curtiss-Wright Corp.	26,738	1,977,008
Engility Holdings, Inc.	9,740	292,589
GenCorp, Inc. (a)(b)	35,081	813,528
Moog, Inc. (Class A) (a)	22,313	1,674,591
National Presto Industries, Inc. (b)	2,741	173,752
Taser International, Inc. (a)(b)	29,375	708,231

		7,445,604

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	13,975	601,205
Forward Air Corp.	17,117	929,453
HUB Group, Inc. (Class A) (a)	19,484	765,526
UTI Worldwide, Inc. (a)(b)	51,290	630,867

		2,927,051

AIRLINES — 0.6%
Allegiant Travel Co.	7,590	1,459,481
Republic Airways Holdings, Inc. (a)	27,900	383,625
SkyWest, Inc.	28,759	420,169

		2,263,275

AUTO COMPONENTS — 0.6%
Dorman Products, Inc. (a)(b)	17,224	856,894
Drew Industries, Inc.	13,269	816,574
Standard Motor Products, Inc.	11,756	496,809
Superior Industries International, Inc.	12,855	243,345

		2,413,622

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	15,181	322,748

BANKS — 8.0%
Bank of the Ozarks, Inc.	39,279	1,450,573
Banner Corp.	10,998	504,808
BBCN Bancorp, Inc.	44,424	642,815
Boston Private Financial Holdings, Inc.	46,565	565,765
Cardinal Financial Corp.	17,995	359,540
Central Pacific Financial Corp.	15,341	352,383
City Holding Co. (b)	8,483	398,955
Columbia Banking System, Inc.	30,062	870,896
Community Bank System, Inc. (b)	22,895	810,254
CVB Financial Corp.	54,094	862,258
F.N.B. Corp.	97,340	1,279,048
First BanCorp- Puerto Rico (a)	58,162	360,604
First Commonwealth Financial Corp.	51,590	464,310
First Financial Bancorp	34,330	611,417
First Financial Bankshares, Inc. (b)	35,967	994,128
First Midwest Bancorp, Inc.	42,134	731,868
Glacier Bancorp, Inc. (b)	42,104	1,058,916
Hanmi Financial Corp.	18,031	381,356
Home Bancshares, Inc.	32,945	1,116,506
Independent Bank Corp.-Massachusetts	14,600	640,502
LegacyTexas Financial Group, Inc.	20,414	464,010
MB Financial, Inc.	36,125	1,131,074
National Penn Bancshares, Inc.	78,467	845,090
NBT Bancorp, Inc.	24,676	618,381
OFG Bancorp	25,199	411,248
Old National Bancorp	60,068	852,365
Pinnacle Financial Partners, Inc.	18,166	807,660
PrivateBancorp, Inc.	39,426	1,386,612
S&T Bancorp, Inc.	15,943	452,462
Simmons First National Corp. (Class A)	8,832	401,591
Southside Bancshares, Inc.	12,336	353,920
Sterling Bancorp	50,640	679,082
Susquehanna Bancshares, Inc.	101,659	1,393,745
Talmer Bancorp, Inc. (Class A)	32,500	497,738
Texas Capital Bancshares, Inc. (a)	25,644	1,247,581
Tompkins Financial Corp.	6,581	354,387
UMB Financial Corp. (b)	21,153	1,118,782
United Bankshares, Inc. (b)	35,789	1,344,951
United Community Banks, Inc.	25,405	479,646
Westamerica Bancorporation (b)	14,562	629,224
Wilshire Bancorp, Inc.	39,760	396,407
Wintrust Financial Corp.	26,196	1,249,025

		31,571,883

BIOTECHNOLOGY — 0.8%
Acorda Therapeutics, Inc. (a)(b)	23,575	784,576
Emergent Biosolutions, Inc. (a)	16,455	473,246
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	9,955	767,630
Momenta Pharmaceuticals, Inc. (a)	26,291	399,623
Repligen Corp. (a)(b)	17,258	523,953
Spectrum Pharmaceuticals, Inc. (a)(b)	32,400	196,668

		3,145,696

BUILDING PRODUCTS — 1.1%
AAON, Inc.	23,546	577,583
American Woodmark Corp. (a)	7,039	385,244
Apogee Enterprises, Inc.	16,235	701,352
Gibraltar Industries, Inc. (a)	16,092	264,070
Griffon Corp.	23,469	409,065
PGT, Inc. (a)	26,886	300,451
Quanex Building Products Corp.	18,962	374,310
Simpson Manufacturing Co., Inc.	23,434	875,728
Universal Forest Products, Inc.	11,243	623,762

		4,511,565

CAPITAL MARKETS — 1.6%
Calamos Asset Management, Inc. (Class A)	9,481	127,519
Evercore Partners, Inc. (Class A)	20,217	1,044,410
Financial Engines, Inc. (b)	29,192	1,221,101
FXCM, Inc. (Class A) (b)	23,251	49,525
Greenhill & Co., Inc. (b)	14,820	587,613
HFF, Inc. (Class A)	18,501	694,528
Interactive Brokers Group, Inc. (Class A)	32,838	1,117,149
Investment Technology Group, Inc. (a)	19,609	594,349
Piper Jaffray Co., Inc. (a)	9,210	483,157
Virtus Investment Partners, Inc.	3,963	518,241

		6,437,592

CHEMICALS — 2.3%
A. Schulman, Inc.	16,376	789,323
American Vanguard Corp. (b)	14,447	153,427
Balchem Corp.	17,229	954,142
Calgon Carbon Corp.	29,763	627,107

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Flotek Industries, Inc. (a)(b)	28,189	$415,506
FutureFuel Corp.	12,314	126,465
H.B. Fuller Co.	28,174	1,207,819
Hawkins, Inc.	5,301	201,385
Innophos Holdings, Inc.	12,220	688,719
Intrepid Potash, Inc. (a)(b)	31,778	367,036
Koppers Holdings, Inc.	11,396	224,273
Kraton Performance Polymers, Inc. (a)	17,515	353,978
LSB Industries, Inc. (a)	10,895	450,290
OM Group, Inc.	17,360	521,321
Quaker Chemical Corp.	7,433	636,562
Rayonier Advanced Materials, Inc. (b)	24,000	357,600
Stepan Co.	10,830	451,178
Tredegar Corp.	14,227	286,105
Zep, Inc.	12,818	218,291

		9,030,527

COMMERCIAL SERVICES & SUPPLIES — 2.8%
ABM Industries, Inc.	29,132	928,146
Brady Corp. (Class A)	26,684	754,890
Brink’s Co. (b)	27,176	750,873
G & K Services, Inc. (Class A)	11,189	811,538
Healthcare Services Group, Inc. (b)	39,636	1,273,505
Interface, Inc.	37,065	770,211
Matthews International Corp. (Class A)	16,623	856,251
Mobile Mini, Inc. (b)	25,843	1,101,945
Tetra Tech, Inc.	34,424	826,864
UniFirst Corp.	8,840	1,040,380
United Stationers, Inc.	21,887	897,148
US Ecology, Inc. (b)	12,171	608,185
Viad Corp.	11,333	315,284

		10,935,220

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc. (b)	30,597	571,246
Bel Fuse, Inc. (Class B)	5,986	113,914
Black Box Corp.	8,663	181,317
CalAmp Corp. (a)(b)	20,424	330,664
Comtech Telecommunications Corp.	9,176	265,645
Digi International, Inc. (a)	13,921	138,932
Harmonic, Inc. (a)	49,137	364,105
Ixia (a)	33,148	402,085
Netgear, Inc. (a)	19,390	637,543
ViaSat, Inc. (a)(b)	24,182	1,441,489

		4,446,940

CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	20,835	376,072
Comfort Systems USA, Inc.	21,016	442,177
Dycom Industries, Inc. (a)	19,084	932,062
EMCOR Group, Inc.	35,293	1,640,066
Orion Marine Group, Inc. (a)	15,668	138,818

		3,529,195

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc. (a)	41,115	754,049

CONSUMER FINANCE — 1.1%
Cash America International, Inc.	16,274	379,184
Encore Capital Group, Inc. (a)(b)	13,479	560,592
Enova International, Inc. (a)	14,796	291,333
Ezcorp, Inc. (Class A) (a)(b)	27,146	247,843
First Cash Financial Services, Inc. (a)	15,869	738,226
Green Dot Corp. (Class A) (a)	22,637	360,381
PRA Group, Inc. (a)(b)	27,168	1,475,766
World Acceptance Corp. (a)(b)	5,012	365,475

		4,418,800

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	13,957	244,666

DISTRIBUTORS — 0.5%
Pool Corp.	24,356	1,699,074
VOXX International Corp. (a)	11,305	103,554

		1,802,628

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	9,739	291,975
Capella Education Co.	6,069	393,757
Career Education Corp. (a)	33,657	169,294
Regis Corp. (a)	25,277	413,532
Strayer Education, Inc. (a)	6,136	327,724
Universal Technical Institute, Inc.	12,175	116,880

		1,713,162

DIVERSIFIED FINANCIAL SERVICES — 0.4%
MarketAxess Holdings, Inc.	20,983	1,739,491

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)	50,511	424,292
Atlantic Tele-Network, Inc.	5,611	388,394
Cincinnati Bell, Inc. (a)	117,759	415,689
Consolidated Communications Holdings, Inc. (b)	26,256	535,622
General Communication, Inc. (Class A) (a)	17,015	268,156
Iridium Communications, Inc. (a)(b)	44,302	430,173
Lumos Networks Corp.	11,569	176,543

		2,638,869

ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	23,712	1,251,045
El Paso Electric Co.	22,760	879,446
UIL Holdings Corp.	31,721	1,631,094

		3,761,585

ELECTRICAL EQUIPMENT — 1.1%
AZZ, Inc.	14,429	672,247
Encore Wire Corp.	10,560	400,013
EnerSys (b)	24,761	1,590,647
Franklin Electric Co., Inc.	22,075	841,940
General Cable Corp. (b)	27,346	471,172
Powell Industries, Inc.	5,255	177,461
Vicor Corp. (a)	9,145	139,004

		4,292,484

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Agilysys, Inc. (a)	8,160	80,294
Anixter International, Inc. (a)	15,266	1,162,201
Badger Meter, Inc. (b)	8,104	485,754
Benchmark Electronics, Inc. (a)	29,947	719,626
Checkpoint Systems, Inc.	23,274	251,825
Coherent, Inc. (a)	13,779	895,084
CTS Corp.	18,912	340,227
Daktronics, Inc.	21,796	235,615
DTS, Inc. (a)	9,648	328,707

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Electro Scientific Industries, Inc.	15,200	$93,936
Fabrinet (a)	16,599	315,215
FARO Technologies, Inc. (a)	9,706	603,034
II-VI, Inc. (a)	29,232	539,623
Insight Enterprises, Inc. (a)	22,195	633,001
Littelfuse, Inc.	12,635	1,255,793
Mercury Computer Systems, Inc. (a)	18,097	281,408
Methode Electronics, Inc. (Class A)	21,510	1,011,830
MTS Systems Corp. (b)	8,482	641,663
Newport Corp. (a)	22,451	427,916
OSI Systems, Inc. (a)	10,461	776,834
Park Electrochemical Corp.	11,660	251,390
Plexus Corp. (a)	18,875	769,534
Rofin-Sinar Technologies, Inc. (a)	15,800	382,834
Rogers Corp. (a)	10,242	841,995
Sanmina Corp. (a)	46,399	1,122,392
Scansource, Inc. (a)	15,959	648,733
SYNNEX Corp.	15,651	1,209,040
TTM Technologies, Inc. (a)(b)	29,823	268,705

		16,574,209

ENERGY EQUIPMENT & SERVICES — 1.9%
Basic Energy Services, Inc. (a)(b)	19,486	135,038
Bristow Group, Inc. (b)	19,456	1,059,379
C&J Energy Services, Ltd. (a)(b)	25,683	285,852
CARBO Ceramics, Inc. (b)	11,100	338,661
Era Group, Inc. (a)	10,778	224,614
Exterran Holdings, Inc.	38,271	1,284,757
Geospace Technologies Corp. (a)(b)	7,386	121,943
Gulf Island Fabrication, Inc.	7,629	113,367
Gulfmark Offshore, Inc. (Class A) (b)	14,748	192,314
Hornbeck Offshore Services, Inc. (a)(b)	18,247	343,226
ION Geophysical Corp. (a)(b)	71,061	154,202
Matrix Service Co. (a)	14,980	263,049
Newpark Resources, Inc. (a)	47,341	431,276
Paragon Offshore PLC (b)	47,854	62,210
Pioneer Energy Services Corp. (a)	35,488	192,345
SEACOR Holdings, Inc. (a)(b)	9,583	667,648
Tesco Corp.	20,180	229,447
Tetra Technologies, Inc. (a)	44,175	273,001
US Silica Holdings, Inc. (b)	29,808	1,061,463

		7,433,792

FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	15,113	625,225
Casey’s General Stores, Inc.	21,694	1,954,629
SpartanNash Co.	21,141	667,210

		3,247,064

FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	30,191	888,521
Cal-Maine Foods, Inc. (b)	16,825	657,185
Calavo Growers, Inc.	8,634	443,960
Darling Ingredients, Inc. (a)	92,357	1,293,922
Diamond Foods, Inc. (a)(b)	14,874	484,446
J&J Snack Foods Corp.	8,392	895,426
Sanderson Farms, Inc. (b)	11,590	923,143
Seneca Foods Corp. (Class A) (a)	3,972	118,405
Snyders-Lance, Inc.	29,210	933,552

		6,638,560

GAS UTILITIES — 1.9%
Laclede Group, Inc. (b)	24,209	1,239,985
New Jersey Resources Corp.	47,418	1,472,803
Northwest Natural Gas Co. (b)	15,314	734,306
Piedmont Natural Gas Co., Inc.	43,956	1,622,416
South Jersey Industries, Inc.	18,930	1,027,521
Southwest Gas Corp.	26,114	1,519,051

		7,616,082

HEALTH CARE EQUIPMENT & SUPPLIES — 4.7%
Abaxis, Inc. (b)	11,876	761,370
ABIOMED, Inc. (a)(b)	20,661	1,478,914
Analogic Corp.	6,936	630,482
AngioDynamics, Inc. (a)	14,240	253,330
Anika Therapeutics, Inc. (a)	8,122	334,383
Cantel Medical Corp.	19,758	938,505
CONMED Corp.	15,443	779,717
CryoLife, Inc.	14,149	146,725
Cyberonics, Inc. (a)	14,509	941,924
Cynosure, Inc. (Class A) (a)	12,199	374,143
Greatbatch, Inc. (a)	14,012	810,594
Haemonetics Corp. (a)	28,911	1,298,682
HealthStream, Inc. (a)	11,833	298,192
ICU Medical, Inc. (a)	7,600	707,864
Integra LifeSciences Holdings Corp. (a)	14,203	875,615
Invacare Corp.	16,487	320,013
Masimo Corp. (a)	26,818	884,458
Meridian Bioscience, Inc. (b)	23,396	446,396
Merit Medical Systems, Inc. (a)	24,478	471,202
Natus Medical, Inc. (a)	17,841	704,184
Neogen Corp. (a)	20,748	969,554
NuVasive, Inc. (a)	26,360	1,212,296
SurModics, Inc. (a)	7,255	188,848
Vascular Solutions, Inc. (a)	8,819	267,392
West Pharmaceutical Services, Inc.	39,922	2,403,704

		18,498,487

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aceto Corp.	15,223	334,906
Air Methods Corp. (a)(b)	20,064	934,782
Almost Family, Inc. (a)	4,493	200,882
Amedisys, Inc. (a)(b)	18,643	499,260
AMN Healthcare Services, Inc. (a)	26,092	601,942
AmSurg Corp. (a)	26,532	1,632,249
Bio-Reference Laboratories, Inc. (a)	13,888	489,413
Chemed Corp.	9,591	1,145,165
Corvel Corp. (a)	4,999	172,016
Cross Country Healthcare, Inc. (a)	16,506	195,761
Ensign Group, Inc.	12,687	594,513
ExamWorks Group, Inc. (a)(b)	19,200	799,104
Hanger, Inc. (a)	19,831	449,965
Healthways, Inc. (a)(b)	19,904	392,109
IPC Healthcare, Inc. (a)	9,696	452,221
Kindred Healthcare, Inc.	44,444	1,057,323
Landauer, Inc. (b)	5,289	185,856
LHC Group, Inc. (a)	6,875	227,081
Magellan Health, Inc. (a)	14,955	1,059,113
Molina Healthcare, Inc. (a)(b)	18,139	1,220,573
PharMerica Corp. (a)	16,922	477,031
Providence Service Corp. (a)	6,606	350,911

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Select Medical Holdings Corp.	54,178	$803,460

		14,275,636

HEALTH CARE TECHNOLOGY — 0.8%
Computer Programs and Systems, Inc. (b)	5,809	315,196
MedAssets, Inc. (a)	33,870	637,433
Medidata Solutions, Inc. (a)(b)	30,490	1,495,230
Omnicell, Inc. (a)	20,074	704,598

		3,152,457

HOTELS, RESTAURANTS & LEISURE — 4.1%
Biglari Holdings, Inc. (a)	965	399,606
BJ’s Restaurants, Inc. (a)	12,140	612,463
Bob Evans Farms, Inc.	13,222	611,650
Boyd Gaming Corp. (a)	43,700	620,540
Cracker Barrel Old Country Store, Inc. (b)	13,428	2,042,936
DineEquity, Inc.	9,313	996,584
Interval Leisure Group, Inc.	22,058	578,140
Jack in the Box, Inc.	21,324	2,045,398
Marcus Corp.	10,323	219,777
Marriott Vacations Worldwide Corp.	15,605	1,264,785
Monarch Casino & Resort, Inc. (a)	5,683	108,773
Papa John’s International, Inc.	16,674	1,030,620
Pinnacle Entertainment, Inc. (a)	33,651	1,214,465
Popeyes Louisiana Kitchen, Inc. (a)(b)	13,056	781,010
Red Robin Gourmet Burgers, Inc. (a)	7,918	688,866
Ruby Tuesday, Inc. (a)	34,520	207,465
Ruth’s Hospitality Group, Inc.	19,685	312,598
Scientific Games Corp. (Class A) (a)(b)	27,367	286,532
Sonic Corp.	28,306	897,300
Texas Roadhouse, Inc.	35,042	1,276,580

		16,196,088

HOUSEHOLD DURABLES — 1.7%
Ethan Allen Interiors, Inc. (b)	14,686	405,921
Helen of Troy, Ltd. (a)	14,967	1,219,661
iRobot Corp. (a)(b)	16,581	541,038
La-Z-Boy, Inc.	29,094	817,832
M/I Homes, Inc. (a)	13,871	330,685
Meritage Homes Corp. (a)	20,840	1,013,657
Ryland Group, Inc. (b)	25,832	1,259,052
Standard Pacific Corp. (a)	82,180	739,620
Universal Electronics, Inc. (a)	8,906	502,655

		6,830,121

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	23,974	254,604
WD-40 Co.	7,780	688,841

		943,445

INSURANCE — 2.7%
American Equity Investment Life Holding Co.	42,439	1,236,248
AMERISAFE, Inc.	10,604	490,435
eHealth, Inc. (a)(b)	9,859	92,477
Employers Holdings, Inc.	17,715	478,128
HCI Group, Inc. (b)	5,074	232,744
Horace Mann Educators Corp.	22,942	784,616
Infinity Property & Casualty Corp.	6,499	533,243
Meadowbrook Insurance Group, Inc.	26,001	221,008
Montpelier Re Holdings, Ltd.	20,627	792,902
Navigators Group, Inc. (a)	6,119	476,303
ProAssurance Corp.	31,257	1,435,009
RLI Corp.	20,812	1,090,757
Safety Insurance Group, Inc.	7,072	422,552
Selective Insurance Group, Inc.	31,675	920,159
Stewart Information Services Corp.	12,378	503,042
United Fire Group, Inc.	11,875	377,269
United Insurance Holdings Corp. (b)	8,946	201,285
Universal Insurance Holdings, Inc.	16,391	419,446

		10,707,623

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	6,722	214,029
FTD Cos., Inc. (a)	10,483	313,861
NutriSystem, Inc.	16,041	320,499
PetMed Express, Inc. (b)	11,202	185,057

		1,033,446

INTERNET SOFTWARE & SERVICES — 1.9%
Blucora, Inc. (a)	22,803	311,489
comScore, Inc. (a)	19,218	983,962
Dealertrack Technologies, Inc. (a)(b)	24,911	959,572
Dice Holdings, Inc. (a)	20,870	186,160
j2 Global, Inc.	25,472	1,673,001
Liquidity Services, Inc. (a)(b)	13,609	134,457
LivePerson, Inc. (a)	27,848	285,024
LogMeIn, Inc. (a)(b)	13,727	768,575
Monster Worldwide, Inc. (a)(b)	49,540	314,084
NIC, Inc.	33,971	600,268
Perficient, Inc. (a)	19,450	402,420
QuinStreet, Inc. (a)	19,429	115,602
Stamps.com, Inc. (a)	8,197	551,576
XO Group, Inc. (a)	13,711	242,273

		7,528,463

IT SERVICES — 1.9%
CACI International, Inc. (Class A) (a)	13,334	1,198,993
Cardtronics, Inc. (a)(b)	25,080	943,008
CIBER, Inc. (a)	39,627	163,263
CSG Systems International, Inc. (b)	19,343	587,834
ExlService Holdings, Inc. (a)	17,467	649,772
Forrester Research, Inc.	6,097	224,248
Heartland Payment Systems, Inc.	20,370	954,335
iGate Corp. (a)	19,966	851,750
ManTech International Corp. (Class A)	13,212	448,415
Sykes Enterprises, Inc. (a)	21,947	545,383
TeleTech Holdings, Inc.	9,858	250,886
Virtusa Corp. (a)	15,024	621,693

		7,439,580

LEISURE PRODUCTS — 0.3%
Arctic Cat, Inc.	7,199	261,468
Callaway Golf Co. (b)	43,239	412,068
Sturm Ruger & Co, Inc.	10,482	520,221

		1,193,757

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Affymetrix, Inc. (a)(b)	41,373	519,645
Albany Molecular Research, Inc. (a)(b)	13,474	237,142
Cambrex Corp. (a)	17,438	691,068

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Luminex Corp. (a)	21,501	$344,016
PAREXEL International Corp. (a)	30,644	2,114,130

		3,906,001

MACHINERY — 3.6%
Actuant Corp. (Class A)	34,741	824,751
Albany International Corp. (Class A)	16,197	643,831
Astec Industries, Inc.	10,597	454,399
Barnes Group, Inc.	27,472	1,112,341
Briggs & Stratton Corp. (b)	25,547	524,735
CIRCOR International, Inc.	9,940	543,718
EnPro Industries, Inc.	13,477	888,808
ESCO Technologies, Inc.	14,721	573,825
Federal Signal Corp.	34,990	552,492
Hillenbrand, Inc.	35,264	1,088,600
John Bean Technologies Corp.	16,352	584,093
Lindsay Corp. (b)	6,882	524,753
Lydall, Inc. (a)	9,540	302,609
Mueller Industries, Inc.	31,953	1,154,462
Standex International Corp.	7,202	591,500
Tennant Co.	10,344	676,187
Titan International, Inc. (b)	29,937	280,210
Toro Co.	31,287	2,193,845
Watts Water Technologies, Inc. (Class A)	15,959	878,224

		14,393,383

MARINE — 0.3%
Matson, Inc.	24,259	1,022,759

MEDIA — 0.4%
E.W. Scripps Co. (Class A) (a)(b)	29,169	829,566
Harte-Hanks, Inc.	24,031	187,442
Scholastic Corp. (b)	15,000	614,100
Sizmek, Inc. (a)	12,603	91,498

		1,722,606

METALS & MINING — 1.3%
A.M. Castle & Co. (a)(b)	9,491	34,642
AK Steel Holding Corp. (a)(b)	99,941	446,736
Century Aluminum Co. (a)	28,773	397,067
Globe Specialty Metals, Inc.	35,881	678,869
Haynes International, Inc.	6,983	311,512
Kaiser Aluminum Corp. (b)	10,013	769,900
Materion Corp.	11,247	432,222
Olympic Steel, Inc. (b)	4,916	66,169
RTI International Metals, Inc. (a)(b)	17,264	619,950
Stillwater Mining Co. (a)(b)	67,427	871,157
SunCoke Energy, Inc.	37,069	553,811

		5,182,035

MULTI-UTILITIES — 0.6%
Avista Corp.	32,135	1,098,374
NorthWestern Corp.	25,804	1,387,997

		2,486,371

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	19,547	334,058
Tuesday Morning Corp. (a)(b)	24,590	395,899

		729,957

OIL, GAS & CONSUMABLE FUELS — 1.6%
Approach Resources, Inc. (a)(b)	20,070	132,261
Arch Coal, Inc. (a)(b)	119,839	119,827
Bill Barrett Corp. (a)(b)	27,676	229,711
Bonanza Creek Energy, Inc. (a)(b)	21,184	522,397
Carrizo Oil & Gas, Inc. (a)	26,147	1,298,198
Cloud Peak Energy, Inc. (a)(b)	33,819	196,827
Comstock Resources, Inc. (b)	25,033	89,368
Contango Oil & Gas Co. (a)	8,978	197,516
Green Plains, Inc.	19,287	550,644
Northern Oil and Gas, Inc. (a)(b)	31,815	245,294
PDC Energy, Inc. (a)	22,066	1,192,447
Penn Virginia Corp. (a)(b)	39,817	258,014
PetroQuest Energy, Inc. (a)	32,328	74,354
Rex Energy Corp. (a)(b)	27,113	100,860
Stone Energy Corp. (a)	31,627	464,284
Swift Energy Co. (a)(b)	24,436	52,782
Synergy Resources Corp. (a)	49,809	590,237

		6,315,021

PAPER & FOREST PRODUCTS — 1.5%
Boise Cascade Co. (a)	22,228	832,661
Clearwater Paper Corp. (a)	10,709	699,298
Deltic Timber Corp.	6,185	409,756
KapStone Paper and Packaging Corp.	47,402	1,556,682
Neenah Paper, Inc.	9,353	584,937
P.H. Glatfelter Co.	24,032	661,601
Schweitzer-Mauduit International, Inc.	17,108	789,021
Wausau Paper Corp. (b)	28,335	270,032

		5,803,988

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	9,520	310,543
Medifast, Inc. (a)	6,194	185,634

		496,177

PHARMACEUTICALS — 1.6%
ANI Pharmaceuticals, Inc. (a)	4,524	282,976
DepoMed, Inc. (a)(b)	33,027	740,135
Impax Laboratories, Inc. (a)(b)	37,179	1,742,580
Lannett Co., Inc. (a)(b)	14,903	1,009,082
Medicines Co. (a)	36,763	1,030,099
Prestige Brands Holdings, Inc. (a)	29,258	1,254,876
Sagent Pharmaceuticals, Inc. (a)(b)	12,658	294,299

		6,354,047

PROFESSIONAL SERVICES — 1.6%
CDI Corp.	8,231	115,646
Exponent, Inc.	7,267	646,036
Heidrick & Struggles International, Inc.	9,168	225,349
Insperity, Inc.	12,652	661,573
Kelly Services, Inc. (Class A)	16,614	289,748
Korn/Ferry International	28,343	931,634
Navigant Consulting, Inc. (a)	27,388	354,949
On Assignment, Inc. (a)	25,955	995,893
Resources Connection, Inc.	21,493	376,128
TrueBlue, Inc. (a)	23,217	565,334
WageWorks, Inc. (a)	18,436	983,192

		6,145,482

REAL ESTATE INVESTMENT TRUSTS — 8.7%
Acadia Realty Trust	37,912	1,322,371
Agree Realty Corp.	9,567	315,424
American Assets Trust, Inc.	20,786	899,618
Associated Estates Realty Corp.	32,390	799,385

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Aviv REIT, Inc.	13,771	$502,642
Capstead Mortgage Corp. (b)	53,926	634,709
CareTrust REIT, Inc.	15,716	213,109
Cedar Realty Trust, Inc.	41,310	309,412
Chesapeake Lodging Trust	32,392	1,095,821
Coresite Realty Corp.	12,209	594,334
Cousins Properties, Inc.	115,431	1,223,569
DiamondRock Hospitality Co.	112,471	1,589,215
EastGroup Properties, Inc.	17,949	1,079,453
Education Realty Trust, Inc.	26,748	946,344
EPR Properties	32,113	1,927,743
Franklin Street Properties Corp.	50,220	643,820
Geo Group, Inc.	41,646	1,821,596
Getty Realty Corp.	14,565	265,083
Government Properties Income Trust (b)	39,626	905,454
Healthcare Realty Trust, Inc.	55,107	1,530,873
Inland Real Estate Corp.	49,316	527,188
Kite Realty Group Trust	46,876	1,320,497
Lexington Realty Trust (b)	117,269	1,152,754
LTC Properties, Inc.	19,517	897,782
Medical Properties Trust, Inc. (b)	117,096	1,725,995
Parkway Properties, Inc.	47,358	821,661
Pennsylvania Real Estate Investment Trust	38,741	899,954
Post Properties, Inc.	30,617	1,743,026
PS Business Parks, Inc.	10,935	908,042
Retail Opportunity Investments Corp.	52,349	957,987
Sabra Healthcare REIT, Inc. (b)	33,179	1,099,884
Saul Centers, Inc.	6,358	363,678
Sovran Self Storage, Inc.	19,914	1,870,721
Summit Hotel Properties, Inc.	48,112	676,936
Universal Health Realty Income Trust	7,245	407,531
Urstadt Biddle Properties, Inc. (Class A)	15,507	357,591

		34,351,202

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	19,462	306,916

ROAD & RAIL — 0.9%
ArcBest Corp.	13,591	514,963
Celadon Group, Inc.	12,381	337,011
Heartland Express, Inc. (b)	31,047	737,677
Knight Transportation, Inc.	34,172	1,102,047
Roadrunner Transportation Systems, Inc. (a)	15,434	390,017
Saia, Inc. (a)	13,933	617,232

		3,698,947

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)	21,041	539,912
Brooks Automation, Inc.	37,645	437,811
Cabot Microelectronics Corp. (a)	13,412	670,198
CEVA, Inc. (a)(b)	11,355	242,089
Cirrus Logic, Inc. (a)	35,524	1,181,528
Cohu, Inc.	14,318	156,639
Diodes, Inc. (a)	20,595	588,193
DSP Group, Inc. (a)	12,197	146,120
Entropic Communications, Inc. (a)	51,276	151,777
Exar Corp. (a)	26,150	262,807
Kopin Corp. (a)(b)	34,534	121,560
Kulicke & Soffa Industries, Inc. (a)	43,076	673,278
Micrel, Inc.	25,257	380,875
Microsemi Corp. (a)	53,326	1,887,740
MKS Instruments, Inc.	29,723	1,004,935
Monolithic Power Systems, Inc.	20,224	1,064,794
Nanometrics, Inc. (a)	13,535	227,659
Pericom Semiconductor Corp.	11,309	174,950
Power Integrations, Inc.	16,583	863,643
Rudolph Technologies, Inc. (a)	18,399	202,757
Synaptics, Inc. (a)(b)	20,582	1,673,419
Tessera Technologies, Inc.	26,320	1,060,170
Ultratech, Inc. (a)	15,812	274,180
Veeco Instruments, Inc. (a)(b)	22,672	692,630

		14,679,664

SOFTWARE — 2.9%
Blackbaud, Inc.	26,018	1,232,733
Bottomline Technologies, Inc. (a)	21,433	586,621
Ebix, Inc. (b)	16,377	497,533
EPIQ Systems, Inc.	17,512	313,990
Interactive Intelligence Group (a)(b)	9,455	389,357
Manhattan Associates, Inc. (a)	41,515	2,101,074
MicroStrategy, Inc. (a)	5,044	853,394
Monotype Imaging Holdings, Inc.	22,069	720,332
Netscout Systems, Inc. (a)(b)	21,077	924,227
Progress Software Corp. (a)	28,218	766,683
Quality Systems, Inc.	24,800	396,304
Synchronoss Technologies, Inc. (a)(b)	20,235	960,353
Take-Two Interactive Software, Inc. (a)(b)	47,310	1,204,276
Tangoe, Inc. (a)(b)	20,443	282,114
VASCO Data Security International, Inc. (a)(b)	16,384	352,911

		11,581,902

SPECIALTY RETAIL — 4.3%
Aeropostale, Inc. (a)	44,732	155,220
Barnes & Noble, Inc. (a)	24,095	572,256
Big 5 Sporting Goods Corp.	10,052	133,390
Brown Shoe Co., Inc.	24,531	804,617
Buckle, Inc. (b)	15,761	805,230
Cato Corp. (Class A)	14,390	569,844
Children’s Place, Inc.	11,898	763,733
Christopher & Banks Corp. (a)	20,718	115,192
Finish Line, Inc. (Class A)	26,061	639,016
Francesca’s Holdings Corp. (a)	23,899	425,402
Genesco, Inc. (a)	13,576	967,018
Group 1 Automotive, Inc.	12,047	1,040,018
Haverty Furniture Cos., Inc.	11,639	289,578
Hibbett Sports, Inc. (a)(b)	14,046	689,097
Kirkland’s, Inc. (a)	8,359	198,526
Lithia Motors, Inc. (Class A) (b)	12,890	1,281,395
Lumber Liquidators Holdings, Inc. (a)(b)	15,091	464,501
MarineMax, Inc. (a)	14,010	371,405
Men’s Wearhouse, Inc.	25,713	1,342,219
Monro Muffler Brake, Inc. (b)	17,740	1,153,987
Outerwall, Inc. (b)	10,587	700,012
Pep Boys-Manny, Moe & Jack (a)	29,848	287,138
Select Comfort Corp. (a)	29,442	1,014,866
Sonic Automotive, Inc. (Class A)	18,737	466,551
Stage Stores, Inc.	17,945	411,299

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Stein Mart, Inc.	15,685	$195,278
Vitamin Shoppe, Inc. (a)	17,352	714,729
Zumiez, Inc. (a)	12,211	491,493

		17,063,010

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Electronics for Imaging, Inc. (a)	26,365	1,100,739
QLogic Corp. (a)	49,290	726,535
Super Micro Computer, Inc. (a)	19,549	649,222

		2,476,496

TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Crocs, Inc. (a)	43,487	513,582
G-III Apparel Group, Ltd. (a)	10,736	1,209,410
Iconix Brand Group, Inc. (a)(b)	26,930	906,733
Movado Group, Inc.	10,164	289,877
Oxford Industries, Inc.	8,181	617,257
Perry Ellis International, Inc. (a)	6,732	155,913
Quiksilver, Inc. (a)(b)	68,705	127,104
Skechers U.S.A., Inc. (Class A) (a)	23,011	1,654,721
Steven Madden, Ltd. (a)	31,702	1,204,676
Unifi, Inc. (a)	8,151	294,170
Wolverine World Wide, Inc. (b)	56,989	1,906,282

		8,879,725

THRIFTS & MORTGAGE FINANCE — 1.0%
Astoria Financial Corp.	49,440	640,248
Bank Mutual Corp.	24,284	177,759
BofI Holding, Inc. (a)(b)	7,331	682,076
Brookline Bancorp, Inc.	39,372	395,689
Dime Community Bancshares	16,796	270,416
Northwest Bancshares, Inc.	53,444	633,311
Oritani Financial Corp.	21,269	309,464
Provident Financial Services, Inc.	30,100	561,365
TrustCo Bank Corp. NY (b)	53,431	367,605

		4,037,933

TOBACCO — 0.1%
Universal Corp. (b)	12,579	593,226

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	23,180	1,050,981
DXP Enterprises, Inc. (a)	7,162	315,773
Kaman Corp.	15,310	649,603
Veritiv Corp. (a)	4,584	202,292

		2,218,649

WATER UTILITIES — 0.2%
American States Water Co.	21,609	861,983

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	12,187	233,625

TOTAL COMMON STOCKS —
(Cost $337,136,766)		395,196,567

SHORT TERM INVESTMENTS — 13.6%
MONEY MARKET FUNDS — 13.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	53,681,503	53,681,503
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	238,971	238,971

TOTAL SHORT TERM INVESTMENTS —
(Cost $53,920,474)		53,920,474

TOTAL INVESTMENTS — 113.5% (f)
(Cost $391,057,240)		449,117,041
OTHER ASSETS & LIABILITIES — (13.5)%		(53,445,046)

NET ASSETS — 100.0%		$395,671,995

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.9%
Curtiss-Wright Corp.	70,154	$5,187,187
GenCorp, Inc. (a)(b)	41,856	970,641
Moog, Inc. (Class A) (a)	25,159	1,888,183
Taser International, Inc. (a)(b)	76,378	1,841,473

		9,887,484

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	44,719	2,428,242

AIRLINES — 0.8%
Allegiant Travel Co.	19,924	3,831,186
Republic Airways Holdings, Inc. (a)	18,322	251,927

		4,083,113

AUTO COMPONENTS — 0.5%
Dorman Products, Inc. (a)(b)	29,817	1,483,396
Drew Industries, Inc.	20,676	1,272,401

		2,755,797

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	39,315	835,837

BANKS — 6.4%
Bank of the Ozarks, Inc. (b)	103,164	3,809,846
Banner Corp.	13,524	620,752
Boston Private Financial Holdings, Inc.	121,790	1,479,748
Cardinal Financial Corp.	23,156	462,657
Columbia Banking System, Inc.	34,949	1,012,472
CVB Financial Corp. (b)	65,887	1,050,239
First Commonwealth Financial Corp. (b)	57,503	517,527
First Financial Bankshares, Inc. (b)	52,839	1,460,470
First Midwest Bancorp, Inc.	111,631	1,939,030
Glacier Bancorp, Inc.	109,986	2,766,148
Home Bancshares, Inc.	86,115	2,918,437
Independent Bank Corp.-Massachusetts	14,954	656,032
LegacyTexas Financial Group, Inc.	23,578	535,928
MB Financial, Inc.	93,157	2,916,746
Pinnacle Financial Partners, Inc.	47,708	2,121,098
PrivateBancorp, Inc.	103,075	3,625,148
Simmons First National Corp. (Class A)	13,355	607,252
Southside Bancshares, Inc. (b)	15,858	454,966
Talmer Bancorp, Inc. (Class A)	49,133	752,472
Texas Capital Bancshares, Inc. (a)	45,600	2,218,440
United Bankshares, Inc. (b)	37,506	1,409,475
Westamerica Bancorporation (b)	15,184	656,101

		33,990,984

BIOTECHNOLOGY — 1.2%
Acorda Therapeutics, Inc. (a)(b)	39,223	1,305,341
Emergent Biosolutions, Inc. (a)	29,069	836,024
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	26,142	2,015,810
Momenta Pharmaceuticals, Inc. (a)	32,888	499,898
Repligen Corp. (a)(b)	45,583	1,383,900
Spectrum Pharmaceuticals, Inc. (a)(b)	33,314	202,216

		6,243,189

BUILDING PRODUCTS — 1.1%
AAON, Inc.	60,376	1,481,023
American Woodmark Corp. (a)	12,363	676,627
Apogee Enterprises, Inc.	42,814	1,849,565
PGT, Inc. (a)	70,183	784,295
Simpson Manufacturing Co., Inc.	28,498	1,064,970

		5,856,480

CAPITAL MARKETS — 1.4%
Evercore Partners, Inc. (Class A)	28,132	1,453,299
Financial Engines, Inc. (b)	46,543	1,946,894
Greenhill & Co., Inc. (b)	19,687	780,589
HFF, Inc. (Class A)	47,676	1,789,757
Piper Jaffray Co., Inc. (a)	12,693	665,875
Virtus Investment Partners, Inc.	6,441	842,290

		7,478,704

CHEMICALS — 1.4%
Balchem Corp.	45,091	2,497,140
Calgon Carbon Corp.	34,963	736,670
Flotek Industries, Inc. (a)(b)	72,753	1,072,379
H.B. Fuller Co.	31,327	1,342,988
Innophos Holdings, Inc.	14,297	805,779
Quaker Chemical Corp.	8,373	717,064

		7,172,020

COMMERCIAL SERVICES & SUPPLIES — 1.9%
G & K Services, Inc. (Class A)	14,178	1,028,330
Healthcare Services Group, Inc. (b)	103,651	3,330,307
Matthews International Corp. (Class A)	21,107	1,087,221
Mobile Mini, Inc.	35,338	1,506,812
UniFirst Corp.	10,875	1,279,879
US Ecology, Inc. (b)	31,808	1,589,446

		9,821,995

COMMUNICATIONS EQUIPMENT — 1.0%
Bel Fuse, Inc. (Class B)	15,066	286,706
CalAmp Corp. (a)(b)	34,513	558,766
Comtech Telecommunications Corp.	10,443	302,325
Ixia (a)	31,139	377,716
ViaSat, Inc. (a)(b)	63,658	3,794,653

		5,320,166

CONSTRUCTION & ENGINEERING — 0.3%
Dycom Industries, Inc. (a)	26,164	1,277,850
Orion Marine Group, Inc. (a)	17,450	154,607

		1,432,457

CONSTRUCTION MATERIALS — 0.4%
Headwaters, Inc. (a)	108,837	1,996,071

CONSUMER FINANCE — 1.4%
Encore Capital Group, Inc. (a)(b)	19,428	808,010
Enova International, Inc. (a)	38,578	759,601
First Cash Financial Services, Inc. (a)	25,905	1,205,101
Green Dot Corp. (Class A) (a)(b)	23,634	376,253
PRA Group, Inc. (a)(b)	71,162	3,865,520
World Acceptance Corp. (a)(b)	7,340	535,233

		7,549,718

DISTRIBUTORS — 0.8%
Pool Corp.	64,014	4,465,617

DIVERSIFIED CONSUMER SERVICES — 0.3%
American Public Education, Inc. (a)	10,234	306,815
Capella Education Co.	9,293	602,930
Strayer Education, Inc. (a)	16,225	866,577

		1,776,322

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.6%
MarketAxess Holdings, Inc.	36,733	$3,045,166

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
8x8, Inc. (a)	60,665	509,586
Cincinnati Bell, Inc. (a)	178,913	631,563
Consolidated Communications Holdings, Inc. (b)	68,296	1,393,238
General Communication, Inc. (Class A) (a)	44,595	702,817
Iridium Communications, Inc. (a)(b)	39,612	384,633

		3,621,837

ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	37,995	1,770,187
Franklin Electric Co., Inc. (b)	25,732	981,419
Vicor Corp. (a)	12,157	184,786

		2,936,392

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Agilysys, Inc. (a)	8,977	88,334
Badger Meter, Inc. (b)	13,859	830,708
DTS, Inc. (a)	25,087	854,714
Electro Scientific Industries, Inc.	10,840	66,991
FARO Technologies, Inc. (a)	15,965	991,905
Littelfuse, Inc.	20,947	2,081,922
Methode Electronics, Inc. (Class A)	55,992	2,633,864
MTS Systems Corp.	11,680	883,592
OSI Systems, Inc. (a)	13,523	1,004,218
Park Electrochemical Corp.	12,944	279,073
Rogers Corp. (a)	13,085	1,075,718

		10,791,039

ENERGY EQUIPMENT & SERVICES — 0.6%
Era Group, Inc. (a)	12,820	267,169
US Silica Holdings, Inc. (b)	78,152	2,782,993

		3,050,162

FOOD PRODUCTS — 2.0%
B&G Foods, Inc. (b)	41,562	1,223,170
Cal-Maine Foods, Inc. (b)	44,104	1,722,702
Calavo Growers, Inc.	22,285	1,145,895
Diamond Foods, Inc. (a)	18,894	615,378
J&J Snack Foods Corp.	21,885	2,335,129
Sanderson Farms, Inc. (b)	16,443	1,309,685
Snyders-Lance, Inc.	76,321	2,439,219

		10,791,178

GAS UTILITIES — 0.7%
New Jersey Resources Corp.	60,068	1,865,712
Piedmont Natural Gas Co., Inc.	53,351	1,969,185

		3,834,897

HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
Abaxis, Inc. (b)	31,289	2,005,938
ABIOMED, Inc. (a)(b)	53,919	3,859,522
Anika Therapeutics, Inc. (a)	21,155	870,951
Cantel Medical Corp.	51,791	2,460,072
CONMED Corp.	17,296	873,275
CryoLife, Inc.	18,081	187,500
Cyberonics, Inc. (a)	23,060	1,497,055
Cynosure, Inc. (Class A) (a)	32,259	989,383
Greatbatch, Inc. (a)	22,481	1,300,526
Haemonetics Corp. (a)	37,043	1,663,971
HealthStream, Inc. (a)	30,748	774,850
ICU Medical, Inc. (a)	12,417	1,156,519
Integra LifeSciences Holdings Corp. (a)	17,912	1,104,275
Masimo Corp. (a)	42,410	1,398,682
Meridian Bioscience, Inc. (b)	27,658	527,715
Natus Medical, Inc. (a)	46,821	1,848,025
Neogen Corp. (a)	33,909	1,584,568
NuVasive, Inc. (a)	41,086	1,889,545
SurModics, Inc. (a)	10,638	276,907
Vascular Solutions, Inc. (a)	17,833	540,697
West Pharmaceutical Services, Inc.	61,476	3,701,470

		30,511,446

HEALTH CARE PROVIDERS & SERVICES — 3.7%
Aceto Corp.	19,393	426,646
Air Methods Corp. (a)(b)	29,891	1,392,622
Amedisys, Inc. (a)	23,902	640,095
AMN Healthcare Services, Inc. (a)	69,110	1,594,368
AmSurg Corp. (a)	43,142	2,654,096
Bio-Reference Laboratories, Inc. (a)(b)	19,914	701,769
Chemed Corp.	24,976	2,982,134
Corvel Corp. (a)	6,132	211,002
Cross Country Healthcare, Inc. (a)	20,637	244,755
Ensign Group, Inc.	33,105	1,551,300
ExamWorks Group, Inc. (a)(b)	50,006	2,081,250
Landauer, Inc. (b)	7,191	252,692
Molina Healthcare, Inc. (a)(b)	47,596	3,202,735
Providence Service Corp. (a)	9,161	486,632
Select Medical Holdings Corp.	80,594	1,195,209

		19,617,305

HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs and Systems, Inc. (b)	9,132	495,502
MedAssets, Inc. (a)	50,149	943,804
Medidata Solutions, Inc. (a)(b)	49,340	2,419,634
Omnicell, Inc. (a)	51,741	1,816,109

		5,675,049

HOTELS, RESTAURANTS & LEISURE — 5.9%
BJ’s Restaurants, Inc. (a)	32,023	1,615,560
Bob Evans Farms, Inc.	13,974	646,437
Cracker Barrel Old Country Store, Inc. (b)	20,659	3,143,060
DineEquity, Inc.	12,991	1,390,167
Interval Leisure Group, Inc.	30,489	799,117
Jack in the Box, Inc.	55,854	5,357,516
Marriott Vacations Worldwide Corp.	41,005	3,323,455
Monarch Casino & Resort, Inc. (a)	6,363	121,788
Papa John’s International, Inc.	43,150	2,667,102
Pinnacle Entertainment, Inc. (a)	87,975	3,175,018
Popeyes Louisiana Kitchen, Inc. (a)(b)	33,893	2,027,479
Ruth’s Hospitality Group, Inc.	22,395	355,633
Scientific Games Corp. (Class A) (a)(b)	71,187	745,328
Sonic Corp. (b)	74,500	2,361,650
Texas Roadhouse, Inc. (b)	91,594	3,336,769

		31,066,079

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

HOUSEHOLD DURABLES — 2.5%
Helen of Troy, Ltd. (a)	39,174	$3,192,290
iRobot Corp. (a)(b)	22,832	745,008
Meritage Homes Corp. (a)	54,578	2,654,674
Ryland Group, Inc. (b)	67,692	3,299,308
Standard Pacific Corp. (a)	215,844	1,942,596
Universal Electronics, Inc. (a)	23,321	1,316,237

		13,150,113

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	12,899	1,142,077

INSURANCE — 1.3%
American Equity Investment Life Holding Co.	52,346	1,524,839
AMERISAFE, Inc.	14,096	651,940
eHealth, Inc. (a)(b)	12,059	113,114
HCI Group, Inc. (b)	13,447	616,814
Montpelier Re Holdings, Ltd.	29,619	1,138,554
RLI Corp.	23,091	1,210,199
United Insurance Holdings Corp. (b)	16,923	380,768
Universal Insurance Holdings, Inc.	43,392	1,110,401

		6,746,629

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	8,701	277,040
FTD Cos., Inc. (a)	16,267	487,034
NutriSystem, Inc.	20,076	401,118

		1,165,192

INTERNET SOFTWARE & SERVICES — 3.0%
comScore, Inc. (a)	50,221	2,571,315
Dealertrack Technologies, Inc. (a)(b)	64,996	2,503,646
Dice Holdings, Inc. (a)	55,649	496,389
j2 Global, Inc. (b)	67,027	4,402,334
LivePerson, Inc. (a)	48,422	495,599
LogMeIn, Inc. (a)(b)	35,881	2,008,977
NIC, Inc.	56,905	1,005,511
Perficient, Inc. (a)	25,738	532,519
QuinStreet, Inc. (a)	13,637	81,140
Stamps.com, Inc. (a)	21,231	1,428,634
XO Group, Inc. (a)	18,762	331,525

		15,857,589

IT SERVICES — 1.8%
Cardtronics, Inc. (a)(b)	65,324	2,456,183
ExlService Holdings, Inc. (a)	28,346	1,054,471
Forrester Research, Inc.	10,133	372,692
Heartland Payment Systems, Inc.	36,464	1,708,338
iGate Corp. (a)	52,149	2,224,676
Virtusa Corp. (a)	39,530	1,635,751

		9,452,111

LEISURE PRODUCTS — 0.1%
Sturm Ruger & Co, Inc. (b)	13,986	694,125

LIFE SCIENCES TOOLS & SERVICES — 1.9%
Affymetrix, Inc. (a)(b)	108,412	1,361,655
Albany Molecular Research, Inc. (a)(b)	34,934	614,838
Cambrex Corp. (a)	45,558	1,805,464
Luminex Corp. (a)	31,635	506,160
PAREXEL International Corp. (a)	80,369	5,544,657

		9,832,774

MACHINERY — 3.5%
Albany International Corp. (Class A)	18,040	717,090
EnPro Industries, Inc.	17,432	1,149,641
ESCO Technologies, Inc.	16,637	648,510
Federal Signal Corp.	46,651	736,619
Hillenbrand, Inc.	92,033	2,841,059
John Bean Technologies Corp.	18,447	658,927
Lindsay Corp. (b)	10,706	816,333
Lydall, Inc. (a)	25,070	795,220
Mueller Industries, Inc.	35,454	1,280,953
Standex International Corp.	11,840	972,419
Tennant Co.	14,762	964,992
Toro Co.	81,609	5,722,423
Watts Water Technologies, Inc. (Class A)	18,729	1,030,657

		18,334,843

MARINE — 0.5%
Matson, Inc.	63,169	2,663,205

MEDIA — 0.4%
E.W. Scripps Co. (Class A) (a)(b)	76,495	2,175,518

METALS & MINING — 0.5%
Century Aluminum Co. (a)	75,101	1,036,394
Globe Specialty Metals, Inc.	44,962	850,681
Stillwater Mining Co. (a)(b)	78,665	1,016,352

		2,903,427

MULTI-UTILITIES — 0.3%
NorthWestern Corp.	32,663	1,756,943

MULTILINE RETAIL — 0.2%
Tuesday Morning Corp. (a)(b)	63,514	1,022,575

OIL, GAS & CONSUMABLE FUELS — 1.1%
Approach Resources, Inc. (a)(b)	24,040	158,423
Bonanza Creek Energy, Inc. (a)	32,042	790,156
Carrizo Oil & Gas, Inc. (a)	68,306	3,391,393
PetroQuest Energy, Inc. (a)	82,653	190,102
Synergy Resources Corp. (a)	128,809	1,526,387

		6,056,461

PAPER & FOREST PRODUCTS — 1.7%
Boise Cascade Co. (a)	28,740	1,076,600
Clearwater Paper Corp. (a)	12,709	829,898
Deltic Timber Corp. (b)	16,424	1,088,090
KapStone Paper and Packaging Corp.	123,336	4,050,354
Neenah Paper, Inc.	24,673	1,543,050
Wausau Paper Corp. (b)	23,876	227,538

		8,815,530

PERSONAL PRODUCTS — 0.0% (c)
Medifast, Inc. (a)	8,672	259,900

PHARMACEUTICALS — 2.8%
ANI Pharmaceuticals, Inc. (a)	8,010	501,026
DepoMed, Inc. (a)(b)	86,325	1,934,543
Impax Laboratories, Inc. (a)(b)	96,805	4,537,250
Lannett Co., Inc. (a)(b)	38,629	2,615,570
Medicines Co. (a)	40,824	1,143,889
Prestige Brands Holdings, Inc. (a)	76,498	3,280,999
Sagent Pharmaceuticals, Inc. (a)(b)	33,745	784,571

		14,797,848

PROFESSIONAL SERVICES — 1.1%
Exponent, Inc.	11,317	1,006,081

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Korn/Ferry International	35,083	$1,153,178
On Assignment, Inc. (a)	67,983	2,608,508
WageWorks, Inc. (a)	24,251	1,293,306

		6,061,073

REAL ESTATE INVESTMENT TRUSTS — 12.6%
Acadia Realty Trust	61,586	2,148,120
Agree Realty Corp.	13,233	436,292
American Assets Trust, Inc.	54,387	2,353,869
Associated Estates Realty Corp.	85,218	2,103,180
Aviv REIT, Inc.	20,442	746,133
CareTrust REIT, Inc.	41,315	560,231
Cedar Realty Trust, Inc.	74,643	559,076
Chesapeake Lodging Trust	84,808	2,869,055
Coresite Realty Corp.	31,372	1,527,189
Cousins Properties, Inc.	301,477	3,195,656
DiamondRock Hospitality Co.	294,180	4,156,763
EastGroup Properties, Inc.	29,753	1,789,345
Education Realty Trust, Inc.	69,763	2,468,215
EPR Properties	44,381	2,664,191
Franklin Street Properties Corp.	63,233	810,647
Geo Group, Inc.	60,907	2,664,072
Healthcare Realty Trust, Inc.	145,847	4,051,630
Inland Real Estate Corp.	129,790	1,387,455
Lexington Realty Trust (b)	191,829	1,885,679
LTC Properties, Inc.	31,588	1,453,048
Medical Properties Trust, Inc. (b)	306,216	4,513,624
Parkway Properties, Inc.	69,990	1,214,327
Pennsylvania Real Estate Investment Trust	62,841	1,459,796
Post Properties, Inc.	79,719	4,538,403
PS Business Parks, Inc.	17,483	1,451,788
Retail Opportunity Investments Corp.	136,440	2,496,852
Sabra Healthcare REIT, Inc. (b)	86,581	2,870,160
Saul Centers, Inc.	16,758	958,558
Sovran Self Storage, Inc.	52,175	4,901,320
Summit Hotel Properties, Inc.	66,567	936,598
Universal Health Realty Income Trust	19,298	1,085,513
Urstadt Biddle Properties, Inc. (Class A)	24,375	562,088

		66,818,873

ROAD & RAIL — 1.5%
ArcBest Corp.	35,606	1,349,111
Heartland Express, Inc.	80,429	1,910,993
Knight Transportation, Inc.	89,243	2,878,087
Saia, Inc. (a)	36,070	1,597,901

		7,736,092

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Cabot Microelectronics Corp. (a)	16,523	825,654
CEVA, Inc. (a)	13,581	289,547
Cirrus Logic, Inc. (a)	53,742	1,787,459
Diodes, Inc. (a)	33,420	954,475
DSP Group, Inc. (a)	17,861	213,975
Entropic Communications, Inc. (a)	31,976	94,649
Exar Corp. (a)	29,115	292,606
Kopin Corp. (a)(b)	32,129	113,094
Micrel, Inc.	42,205	636,452
Microsemi Corp. (a)	83,675	2,962,095
MKS Instruments, Inc.	34,398	1,162,996
Monolithic Power Systems, Inc.	52,894	2,784,869
Nanometrics, Inc. (a)	13,594	228,651
Pericom Semiconductor Corp.	15,353	237,511
Power Integrations, Inc.	22,589	1,176,435
Synaptics, Inc. (a)(b)	53,894	4,381,852
Tessera Technologies, Inc.	69,350	2,793,418
Ultratech, Inc. (a)	13,101	227,171
Veeco Instruments, Inc. (a)(b)	26,393	806,306

		21,969,215

SOFTWARE — 4.8%
Blackbaud, Inc.	67,913	3,217,718
Bottomline Technologies, Inc. (a)	26,323	720,460
Ebix, Inc. (b)	19,872	603,711
EPIQ Systems, Inc.	26,921	482,694
Interactive Intelligence Group (a)(b)	13,659	562,478
Manhattan Associates, Inc. (a)	108,895	5,511,176
MicroStrategy, Inc. (a)	13,338	2,256,656
Monotype Imaging Holdings, Inc.	35,526	1,159,569
Netscout Systems, Inc. (a)(b)	55,058	2,414,293
Progress Software Corp. (a)	40,988	1,113,644
Quality Systems, Inc.	25,887	413,674
Synchronoss Technologies, Inc. (a)(b)	52,917	2,511,441
Take-Two Interactive Software, Inc. (a)	123,359	3,140,103
Tangoe, Inc. (a)(b)	23,254	320,905
VASCO Data Security International, Inc. (a)(b)	42,594	917,475

		25,345,997

SPECIALTY RETAIL — 3.5%
Brown Shoe Co., Inc.	28,120	922,336
Buckle, Inc. (b)	20,837	1,064,562
Cato Corp. (Class A)	19,054	754,538
Christopher & Banks Corp. (a)	23,872	132,728
Finish Line, Inc. (Class A)	34,611	848,662
Francesca’s Holdings Corp. (a)	62,888	1,119,406
Group 1 Automotive, Inc.	15,401	1,329,568
Hibbett Sports, Inc. (a)(b)	16,291	799,237
Lithia Motors, Inc. (Class A) (b)	17,442	1,733,909
Lumber Liquidators Holdings, Inc. (a)(b)	21,083	648,935
MarineMax, Inc. (a)	20,356	539,638
Monro Muffler Brake, Inc. (b)	28,509	1,854,511
Outerwall, Inc. (b)	27,825	1,839,789
Select Comfort Corp. (a)	77,209	2,661,394
Vitamin Shoppe, Inc. (a)(b)	20,282	835,416
Zumiez, Inc. (a)	31,315	1,260,429

		18,345,058

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Electronics for Imaging, Inc. (a)	68,962	2,879,164
Super Micro Computer, Inc. (a)	51,754	1,718,750

		4,597,914

TEXTILES, APPAREL & LUXURY GOODS — 3.3%
G-III Apparel Group, Ltd. (a)	28,031	3,157,692
Iconix Brand Group, Inc. (a)(b)	70,388	2,369,964
Oxford Industries, Inc.	10,563	796,978
Skechers U.S.A., Inc. (Class A) (a)	59,967	4,312,227
Steven Madden, Ltd. (a)	50,914	1,934,732

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Wolverine World Wide, Inc. (b)	149,853	$5,012,583

		17,584,176

THRIFTS & MORTGAGE FINANCE — 0.6%
Bank Mutual Corp.	64,796	474,307
BofI Holding, Inc. (a)(b)	19,328	1,798,277
Brookline Bancorp, Inc.	51,114	513,695
Oritani Financial Corp.	28,196	410,252

		3,196,531

WATER UTILITIES — 0.3%
American States Water Co.	34,469	1,374,968

TOTAL COMMON STOCKS —
(Cost $435,280,940)		527,891,503

SHORT TERM INVESTMENTS — 13.7%
MONEY MARKET FUNDS — 13.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	72,353,919	72,353,919
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	368,840	368,840

TOTAL SHORT TERM INVESTMENTS —
(Cost $72,722,759)		72,722,759

TOTAL INVESTMENTS — 113.6% (g)
(Cost $508,003,699)		600,614,262
OTHER ASSETS & LIABILITIES — (13.6)%		(72,011,173)

NET ASSETS — 100.0%		$528,603,089

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
AAR Corp.	39,860	$1,223,702
Aerovironment, Inc. (a)	21,068	558,513
American Science & Engineering, Inc. (b)	7,850	383,551
Cubic Corp.	22,931	1,187,138
Engility Holdings, Inc.	18,516	556,221
GenCorp, Inc. (a)(b)	35,644	826,584
Moog, Inc. (Class A) (a)	23,888	1,792,794
National Presto Industries, Inc. (b)	5,134	325,444

		6,853,947

AIR FREIGHT & LOGISTICS — 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	26,314	1,132,028
HUB Group, Inc. (Class A) (a)	36,075	1,417,387
UTI Worldwide, Inc. (a)(b)	96,532	1,187,344

		3,736,759

AIRLINES — 0.4%
Republic Airways Holdings, Inc. (a)	39,869	548,199
SkyWest, Inc.	53,879	787,172

		1,335,371

AUTO COMPONENTS — 0.7%
Dorman Products, Inc. (a)(b)	10,996	547,051
Drew Industries, Inc.	10,206	628,077
Standard Motor Products, Inc.	21,947	927,480
Superior Industries International, Inc.	24,859	470,581

		2,573,189

BANKS — 9.6%
Banner Corp.	10,883	499,530
BBCN Bancorp, Inc.	83,579	1,209,388
Cardinal Financial Corp.	17,223	344,116
Central Pacific Financial Corp. (b)	27,878	640,358
City Holding Co. (b)	16,051	754,879
Columbia Banking System, Inc.	31,404	909,774
Community Bank System, Inc. (b)	43,079	1,524,566
CVB Financial Corp. (b)	54,697	871,870
F.N.B. Corp. (b)	181,886	2,389,982
First BanCorp- Puerto Rico (a)	109,737	680,369
First Commonwealth Financial Corp.	55,966	503,694
First Financial Bancorp	64,594	1,150,419
First Financial Bankshares, Inc. (b)	29,604	818,255
Hanmi Financial Corp.	33,546	709,498
Independent Bank Corp.-Massachusetts (b)	16,932	742,807
LegacyTexas Financial Group, Inc.	21,321	484,626
MB Financial, Inc.	—	10
National Penn Bancshares, Inc.	147,355	1,587,013
NBT Bancorp, Inc.	46,446	1,163,937
OFG Bancorp	46,949	766,208
Old National Bancorp	114,913	1,630,615
S&T Bancorp, Inc.	29,966	850,435
Simmons First National Corp.	7,123	323,883
Southside Bancshares, Inc.	11,849	339,948
Sterling Bancorp	95,515	1,280,856
Susquehanna Bancshares, Inc.	191,819	2,629,838
Talmer Bancorp, Inc. (Class A)	26,160	400,640
Texas Capital Bancshares, Inc. (a)	15,619	759,864
Tompkins Financial Corp. (b)	12,455	670,702
UMB Financial Corp.	39,997	2,115,441
United Bankshares, Inc. (b)	40,581	1,525,034
United Community Banks, Inc.	47,514	897,064
Westamerica Bancorporation (b)	16,308	704,669
Wilshire Bancorp, Inc.	74,160	739,375
Wintrust Financial Corp.	49,417	2,356,203

		34,975,866

BIOTECHNOLOGY — 0.4%
Acorda Therapeutics, Inc. (a)(b)	16,332	543,529
Emergent Biosolutions, Inc. (a)	9,825	282,567
Momenta Pharmaceuticals, Inc. (a)	26,813	407,557
Spectrum Pharmaceuticals, Inc. (a)(b)	35,941	218,162

		1,451,815

BUILDING PRODUCTS — 1.2%
American Woodmark Corp. (a)	4,342	237,638
Gibraltar Industries, Inc. (a)	30,474	500,078
Griffon Corp.	44,275	771,713
Quanex Building Products Corp.	35,671	704,146
Simpson Manufacturing Co., Inc.	23,622	882,754
Universal Forest Products, Inc.	21,036	1,167,077

		4,263,406

CAPITAL MARKETS — 1.8%
Calamos Asset Management, Inc. (Class A)	17,611	236,868
Evercore Partners, Inc. (Class A)	18,309	945,843
Financial Engines, Inc. (b)	21,318	891,732
FXCM, Inc. (Class A) (b)	44,683	95,175
Greenhill & Co., Inc. (b)	13,653	541,341
Interactive Brokers Group, Inc. (Class A)	61,885	2,105,328
Investment Technology Group, Inc. (a)	36,606	1,109,528
Piper Jaffray Co., Inc. (a)	8,022	420,834
Virtus Investment Partners, Inc.	2,726	356,479

		6,703,128

CHEMICALS — 3.2%
A. Schulman, Inc.	30,633	1,476,511
American Vanguard Corp. (b)	26,648	283,002
Calgon Carbon Corp.	30,819	649,356
FutureFuel Corp.	23,455	240,883
H.B. Fuller Co.	30,926	1,325,798
Hawkins, Inc.	10,191	387,156
Innophos Holdings, Inc.	12,530	706,191
Intrepid Potash, Inc. (a)(b)	59,194	683,691
Koppers Holdings, Inc.	21,568	424,458
Kraton Performance Polymers, Inc. (a)	33,155	670,062
LSB Industries, Inc. (a)	20,487	846,728
OM Group, Inc.	31,861	956,786
Quaker Chemical Corp.	7,964	682,037
Rayonier Advanced Materials, Inc. (b)	44,819	667,803
Stepan Co.	20,155	839,657
Tredegar Corp.	26,911	541,180
Zep, Inc.	24,884	423,774

		11,805,073

COMMERCIAL SERVICES & SUPPLIES — 3.7%
ABM Industries, Inc.	54,998	1,752,236
Brady Corp. (Class A)	50,619	1,432,011
Brink’s Co. (b)	51,144	1,413,109
G & K Services, Inc. (Class A)	10,715	777,159
Interface, Inc.	69,684	1,448,034

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Matthews International Corp. (Class A)	16,183	$833,586
Mobile Mini, Inc.	23,250	991,380
Tetra Tech, Inc.	64,948	1,560,051
UniFirst Corp.	8,719	1,026,139
United Stationers, Inc. (b)	40,613	1,664,727
Viad Corp.	21,074	586,279

		13,484,711

COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc. (b)	56,283	1,050,803
Black Box Corp.	16,690	349,322
CalAmp Corp. (a)(b)	13,271	214,857
Comtech Telecommunications Corp.	9,182	265,819
Digi International, Inc. (a)	26,190	261,376
Harmonic, Inc. (a)	92,653	686,559
Ixia (a)	40,221	487,881
Netgear, Inc. (a)	36,692	1,206,433

		4,523,050

CONSTRUCTION & ENGINEERING — 1.5%
Aegion Corp. (a)	39,329	709,888
Comfort Systems USA, Inc.	39,205	824,873
Dycom Industries, Inc. (a)	16,790	820,024
EMCOR Group, Inc.	66,384	3,084,864
Orion Marine Group, Inc. (a)	15,902	140,892

		5,580,541

CONSUMER FINANCE — 0.8%
Cash America International, Inc. (b)	30,383	707,924
Encore Capital Group, Inc. (a)(b)	11,109	462,023
Ezcorp, Inc. (Class A) (a)(b)	51,298	468,351
First Cash Financial Services, Inc. (a)	11,001	511,766
Green Dot Corp. (Class A) (a)(b)	25,489	405,785
World Acceptance Corp. (a)(b)	4,255	310,275

		2,866,124

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	26,147	458,357

DISTRIBUTORS — 0.1%
VOXX International Corp. (a)	22,049	201,969

DIVERSIFIED CONSUMER SERVICES — 0.5%
American Public Education, Inc. (a)	10,544	316,109
Capella Education Co.	4,654	301,952
Career Education Corp. (a)	62,978	316,779
Regis Corp. (a)	47,041	769,591
Universal Technical Institute, Inc.	23,733	227,837

		1,932,268

DIVERSIFIED FINANCIAL SERVICES — 0.3%
MarketAxess Holdings, Inc.	12,932	1,072,063

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
8x8, Inc. (a)(b)	51,719	434,440
Atlantic Tele-Network, Inc.	10,704	740,931
Cincinnati Bell, Inc. (a)	92,431	326,281
Iridium Communications, Inc. (a)(b)	53,784	522,243
Lumos Networks Corp.	21,517	328,349

		2,352,244

ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	44,373	2,341,120
El Paso Electric Co.	42,422	1,639,186
UIL Holdings Corp.	59,538	3,061,444

		7,041,750

ELECTRICAL EQUIPMENT — 1.6%
Encore Wire Corp.	19,581	741,728
EnerSys (b)	46,519	2,988,381
Franklin Electric Co., Inc. (b)	22,855	871,690
General Cable Corp. (b)	51,169	881,642
Powell Industries, Inc. (b)	9,704	327,704
Vicor Corp. (a)	8,975	136,420

		5,947,565

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.4%
Agilysys, Inc. (a)	8,938	87,950
Anixter International, Inc. (a)	28,857	2,196,883
Badger Meter, Inc. (b)	5,212	312,407
Benchmark Electronics, Inc. (a)	55,868	1,342,508
Checkpoint Systems, Inc.	43,960	475,647
Coherent, Inc. (a)	26,040	1,691,558
CTS Corp.	35,234	633,860
Daktronics, Inc.	41,271	446,140
Electro Scientific Industries, Inc.	20,711	127,994
Fabrinet (a)	31,176	592,032
FARO Technologies, Inc. (a)	6,915	429,629
II-VI, Inc. (a)	54,677	1,009,337
Insight Enterprises, Inc. (a)	41,861	1,193,876
Littelfuse, Inc.	8,758	870,458
Mercury Computer Systems, Inc. (a)	33,895	527,067
MTS Systems Corp.	7,481	565,938
Newport Corp. (a)	41,890	798,423
OSI Systems, Inc. (a)	10,137	752,774
Park Electrochemical Corp.	12,328	265,792
Plexus Corp. (a)	35,391	1,442,891
Rofin-Sinar Technologies, Inc. (a)	29,536	715,657
Rogers Corp. (a)	10,135	833,198
Sanmina Corp. (a)	87,363	2,113,311
Scansource, Inc. (a)	30,027	1,220,598
SYNNEX Corp. (b)	29,599	2,286,523
TTM Technologies, Inc. (a)(b)	56,118	505,623

		23,438,074

ENERGY EQUIPMENT & SERVICES — 3.2%
Basic Energy Services, Inc. (a)(b)	36,767	254,795
Bristow Group, Inc. (b)	36,627	1,994,340
C&J Energy Services, Ltd. (a)(b)	48,308	537,668
CARBO Ceramics, Inc. (b)	20,633	629,513
Era Group, Inc. (a)	10,775	224,551
Exterran Holdings, Inc.	72,372	2,429,528
Geospace Technologies Corp. (a)(b)	13,835	228,416
Gulf Island Fabrication, Inc.	14,004	208,100
Gulfmark Offshore, Inc. (Class A) (b)	26,506	345,638
Hornbeck Offshore Services, Inc. (a)(b)	33,318	626,712
ION Geophysical Corp. (a)(b)	134,699	292,297
Matrix Service Co. (a)	27,901	489,942
Newpark Resources, Inc. (a)	88,339	804,768
Paragon Offshore PLC (b)	89,171	115,922
Pioneer Energy Services Corp. (a)	67,152	363,964
SEACOR Holdings, Inc. (a)	18,137	1,263,605
Tesco Corp.	37,982	431,855

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Tetra Technologies, Inc. (a)	83,707	$517,309

		11,758,923

FOOD & STAPLES RETAILING — 1.7%
Andersons, Inc.	28,119	1,163,283
Casey’s General Stores, Inc.	40,889	3,684,099
SpartanNash Co.	39,490	1,246,304

		6,093,686

FOOD PRODUCTS — 1.3%
B&G Foods, Inc. (b)	26,544	781,190
Darling Ingredients, Inc. (a)	174,178	2,440,234
Diamond Foods, Inc. (a)(b)	14,781	481,417
Sanderson Farms, Inc. (b)	9,713	773,640
Seneca Foods Corp. (Class A) (a)	7,339	218,776

		4,695,257

GAS UTILITIES — 3.2%
Laclede Group, Inc. (b)	45,778	2,344,749
New Jersey Resources Corp.	46,677	1,449,788
Northwest Natural Gas Co. (b)	28,812	1,381,535
Piedmont Natural Gas Co., Inc.	44,858	1,655,709
South Jersey Industries, Inc.	35,721	1,938,936
Southwest Gas Corp.	49,193	2,861,557

		11,632,274

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Analogic Corp.	13,138	1,194,244
AngioDynamics, Inc. (a)	26,919	478,889
CONMED Corp.	16,525	834,347
CryoLife, Inc.	12,932	134,105
Cyberonics, Inc. (a)	10,775	699,513
Greatbatch, Inc. (a)	10,301	595,913
Haemonetics Corp. (a)	27,557	1,237,860
ICU Medical, Inc. (a)	5,373	500,441
Integra LifeSciences Holdings Corp. (a)	13,677	843,187
Invacare Corp.	30,698	595,848
Masimo Corp. (a)	20,072	661,975
Meridian Bioscience, Inc. (b)	24,130	460,400
Merit Medical Systems, Inc. (a)	45,677	879,282
Neogen Corp. (a)	14,399	672,865
NuVasive, Inc. (a)	20,804	956,776
SurModics, Inc. (a)	5,555	144,597
Vascular Solutions, Inc. (a)	4,080	123,706
West Pharmaceutical Services, Inc.	30,922	1,861,814

		12,875,762

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Aceto Corp.	15,191	334,202
Air Methods Corp. (a)(b)	16,107	750,425
Almost Family, Inc. (a)	8,126	363,313
Amedisys, Inc. (a)(b)	17,915	479,764
AmSurg Corp. (a)	18,956	1,166,173
Bio-Reference Laboratories, Inc. (a)(b)	11,649	410,511
Corvel Corp. (a)	4,761	163,826
Cross Country Healthcare, Inc. (a)	15,486	183,664
Hanger, Inc. (a)	37,116	842,162
Healthways, Inc. (a)	37,188	732,604
IPC Healthcare, Inc. (a)	18,141	846,096
Kindred Healthcare, Inc.	83,946	1,997,075
Landauer, Inc. (b)	4,782	168,040
LHC Group, Inc. (a)	12,806	422,982
Magellan Health, Inc. (a)	28,110	1,990,750
PharMerica Corp. (a)	31,647	892,129
Providence Service Corp. (a)	5,785	307,299
Select Medical Holdings Corp.	45,542	675,388

		12,726,403

HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs and Systems, Inc. (b)	4,533	245,961
MedAssets, Inc. (a)	27,898	525,040
Medidata Solutions, Inc. (a)(b)	21,662	1,062,304

		1,833,305

HOTELS, RESTAURANTS & LEISURE — 2.2%
Biglari Holdings, Inc. (a)	1,801	745,794
Bob Evans Farms, Inc.	14,629	676,738
Boyd Gaming Corp. (a)	82,078	1,165,508
Cracker Barrel Old Country Store, Inc. (b)	10,387	1,580,278
DineEquity, Inc.	8,230	880,692
Interval Leisure Group, Inc.	19,519	511,593
Marcus Corp.	19,281	410,492
Monarch Casino & Resort, Inc. (a)	5,787	110,763
Red Robin Gourmet Burgers, Inc. (a)	14,743	1,282,641
Ruby Tuesday, Inc. (a)	65,115	391,341
Ruth’s Hospitality Group, Inc.	20,412	324,143

		8,079,983

HOUSEHOLD DURABLES — 0.9%
Ethan Allen Interiors, Inc. (b)	27,363	756,313
iRobot Corp. (a)(b)	14,597	476,300
La-Z-Boy, Inc.	53,925	1,515,832
M/I Homes, Inc. (a)	25,752	613,928

		3,362,373

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (Class A) (a)	45,098	478,941
WD-40 Co.	5,331	472,007

		950,948

INSURANCE — 4.2%
American Equity Investment Life Holding Co.	42,609	1,241,200
AMERISAFE, Inc.	9,737	450,336
eHealth, Inc. (a)(b)	9,751	91,464
Employers Holdings, Inc.	33,114	893,747
Horace Mann Educators Corp.	43,300	1,480,860
Infinity Property & Casualty Corp.	12,066	990,015
Meadowbrook Insurance Group, Inc.	50,111	425,944
Montpelier Re Holdings, Ltd.	17,794	684,001
Navigators Group, Inc. (a)	11,578	901,232
ProAssurance Corp.	58,851	2,701,850
RLI Corp.	22,574	1,183,103
Safety Insurance Group, Inc.	13,388	799,933
Selective Insurance Group, Inc.	59,402	1,725,628
Stewart Information Services Corp.	23,289	946,465
United Fire Group, Inc.	22,111	702,467
United Insurance Holdings Corp. (b)	4,938	111,105

		15,329,350

INTERNET & CATALOG RETAIL — 0.3%
Blue Nile, Inc. (a)(b)	5,957	189,671

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

FTD Cos., Inc. (a)	7,775	$232,783
NutriSystem, Inc.	16,343	326,533
PetMed Express, Inc. (b)	21,271	351,397

		1,100,384

INTERNET SOFTWARE & SERVICES — 0.8%
Blucora, Inc. (a)	43,095	588,678
Liquidity Services, Inc. (a)(b)	25,801	254,914
LivePerson, Inc. (a)	17,830	182,490
Monster Worldwide, Inc. (a)(b)	95,260	603,948
NIC, Inc.	23,592	416,871
Perficient, Inc. (a)	18,145	375,420
QuinStreet, Inc. (a)	26,229	156,063
XO Group, Inc. (a)	11,453	202,374

		2,780,758

IT SERVICES — 2.0%
CACI International, Inc. (Class A) (a)	25,230	2,268,682
CIBER, Inc. (a)	76,841	316,585
CSG Systems International, Inc. (b)	36,141	1,098,325
ExlService Holdings, Inc. (a)	12,803	476,272
Forrester Research, Inc.	4,099	150,761
Heartland Payment Systems, Inc. (b)	12,208	571,945
ManTech International Corp. (Class A)	24,678	837,571
Sykes Enterprises, Inc. (a)	40,991	1,018,626
TeleTech Holdings, Inc.	18,489	470,545

		7,209,312

LEISURE PRODUCTS — 0.5%
Arctic Cat, Inc.	13,607	494,206
Callaway Golf Co. (b)	81,540	777,076
Sturm Ruger & Co, Inc. (b)	9,676	480,220

		1,751,502

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Luminex Corp. (a)	16,821	269,136

MACHINERY — 3.8%
Actuant Corp. (Class A)	64,960	1,542,150
Albany International Corp. (Class A)	17,250	685,687
Astec Industries, Inc.	19,785	848,381
Barnes Group, Inc.	51,908	2,101,755
Briggs & Stratton Corp. (b)	47,679	979,327
CIRCOR International, Inc.	18,598	1,017,311
EnPro Industries, Inc.	12,870	848,776
ESCO Technologies, Inc.	15,753	614,052
Federal Signal Corp.	32,212	508,627
John Bean Technologies Corp.	17,443	623,064
Lindsay Corp. (b)	4,813	366,991
Mueller Industries, Inc.	35,021	1,265,309
Standex International Corp.	4,785	392,992
Tennant Co.	8,889	581,074
Titan International, Inc. (b)	56,416	528,054
Watts Water Technologies, Inc. (Class A)	16,421	903,648

		13,807,198

MEDIA — 0.5%
Harte-Hanks, Inc.	46,211	360,446
Scholastic Corp. (b)	28,265	1,157,169
Sizmek, Inc. (a)	24,676	179,148

		1,696,763

METALS & MINING — 2.1%
A.M. Castle & Co. (a)(b)	17,951	65,521
AK Steel Holding Corp. (a)(b)	186,238	832,484
Globe Specialty Metals, Inc.	35,075	663,619
Haynes International, Inc.	13,076	583,320
Kaiser Aluminum Corp. (b)	18,538	1,425,387
Materion Corp.	21,179	813,909
Olympic Steel, Inc. (b)	9,429	126,914
RTI International Metals, Inc. (a)(b)	32,324	1,160,755
Stillwater Mining Co. (a)(b)	71,695	926,299
SunCoke Energy, Inc.	70,291	1,050,148

		7,648,356

MULTI-UTILITIES — 0.9%
Avista Corp. (b)	60,622	2,072,060
NorthWestern Corp.	25,408	1,366,696

		3,438,756

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	36,430	622,589

OIL, GAS & CONSUMABLE FUELS — 2.1%
Approach Resources, Inc. (a)(b)	20,286	133,685
Arch Coal, Inc. (b)	230,199	230,176
Bill Barrett Corp. (a)(b)	52,257	433,733
Bonanza Creek Energy, Inc. (a)(b)	16,252	400,774
Cloud Peak Energy, Inc. (a)(b)	64,191	373,592
Comstock Resources, Inc. (b)	48,201	172,078
Contango Oil & Gas Co. (a)	16,691	367,202
Green Plains, Inc.	36,025	1,028,514
Northern Oil and Gas, Inc. (a)(b)	60,316	465,036
PDC Energy, Inc. (a)(b)	41,431	2,238,931
Penn Virginia Corp. (a)(b)	75,214	487,387
Rex Energy Corp. (a)(b)	51,268	190,717
Stone Energy Corp. (a)(b)	59,077	867,250
Swift Energy Co. (a)(b)	45,107	97,431

		7,486,506

PAPER & FOREST PRODUCTS — 1.3%
Boise Cascade Co. (a)	21,123	791,268
Clearwater Paper Corp. (a)	11,063	722,414
P.H. Glatfelter Co.	45,148	1,242,924
Schweitzer-Mauduit International, Inc.	32,361	1,492,489
Wausau Paper Corp. (b)	34,734	331,015

		4,580,110

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	17,915	584,388
Medifast, Inc. (a)	5,327	159,650

		744,038

PHARMACEUTICALS — 0.4%
ANI Pharmaceuticals, Inc. (a)	2,745	171,700
Medicines Co. (a)(b)	39,914	1,118,390

		1,290,090

PROFESSIONAL SERVICES — 2.0%
CDI Corp.	15,729	220,992
Exponent, Inc.	5,268	468,325
Heidrick & Struggles International, Inc.	17,663	434,157
Insperity, Inc.	23,962	1,252,973
Kelly Services, Inc. (Class A)	31,317	546,168
Korn/Ferry International	28,070	922,661

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Navigant Consulting, Inc. (a)	50,980	$660,701
Resources Connection, Inc.	40,062	701,085
TrueBlue, Inc. (a)	43,748	1,065,264
WageWorks, Inc. (a)	17,466	931,462

		7,203,788

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Acadia Realty Trust	26,990	941,411
Agree Realty Corp.	8,902	293,499
Aviv REIT, Inc.	11,105	405,333
Capstead Mortgage Corp. (b)	100,814	1,186,581
Cedar Realty Trust, Inc.	24,172	181,048
EastGroup Properties, Inc.	12,066	725,649
EPR Properties	28,199	1,692,786
Franklin Street Properties Corp.	47,804	612,847
Geo Group, Inc.	34,604	1,513,579
Getty Realty Corp.	27,396	498,607
Government Properties Income Trust (b)	74,044	1,691,905
Kite Realty Group Trust	87,843	2,474,537
Lexington Realty Trust (b)	83,585	821,641
LTC Properties, Inc.	14,251	655,546
Parkway Properties, Inc.	38,997	676,598
Pennsylvania Real Estate Investment Trust	27,477	638,291
PS Business Parks, Inc.	7,979	662,576
Summit Hotel Properties, Inc.	43,350	609,935
Urstadt Biddle Properties, Inc. (Class A)	11,586	267,173

		16,549,542

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (a)(b)	35,418	558,542

ROAD & RAIL — 0.4%
Celadon Group, Inc.	23,137	629,789
Roadrunner Transportation Systems, Inc. (a)	29,167	737,050

		1,366,839

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Energy Industries, Inc. (a)	39,693	1,018,522
Brooks Automation, Inc.	70,387	818,601
Cabot Microelectronics Corp. (a)	13,231	661,153
CEVA, Inc. (a)	11,084	236,311
Cirrus Logic, Inc. (a)	27,188	904,273
Cohu, Inc.	26,582	290,807
Diodes, Inc. (a)	14,303	408,494
DSP Group, Inc. (a)	10,537	126,233
Entropic Communications, Inc. (a)	68,232	201,967
Exar Corp. (a)	27,765	279,038
Kopin Corp. (a)(b)	37,757	132,905
Kulicke & Soffa Industries, Inc. (a)	81,012	1,266,218
Micrel, Inc.	16,972	255,938
Microsemi Corp. (a)	39,991	1,415,681
MKS Instruments, Inc.	31,267	1,057,137
Nanometrics, Inc. (a)	15,837	266,378
Pericom Semiconductor Corp.	9,378	145,078
Power Integrations, Inc.	14,939	778,023
Rudolph Technologies, Inc. (a)	34,025	374,955
Ultratech, Inc. (a)(b)	19,886	344,823
Veeco Instruments, Inc. (a)(b)	23,292	711,571

		11,694,106

SOFTWARE — 1.0%
Bottomline Technologies, Inc. (a)	21,335	583,939
Ebix, Inc. (b)	16,700	507,346
EPIQ Systems, Inc.	13,829	247,954
Interactive Intelligence Group (a)(b)	7,945	327,175
Monotype Imaging Holdings, Inc.	16,100	525,504
Progress Software Corp. (a)	23,759	645,532
Quality Systems, Inc. (b)	28,277	451,867
Tangoe, Inc. (a)(b)	22,143	305,573

		3,594,890

SPECIALTY RETAIL — 5.2%
Aeropostale, Inc. (a)(b)	85,649	297,202
Barnes & Noble, Inc. (a)	47,749	1,134,039
Big 5 Sporting Goods Corp.	19,842	263,303
Brown Shoe Co., Inc.	25,787	845,813
Buckle, Inc. (b)	14,720	752,045
Cato Corp. (Class A)	13,223	523,631
Children’s Place, Inc. (b)	22,341	1,434,069
Christopher & Banks Corp. (a)	20,951	116,487
Finish Line, Inc. (Class A)	24,605	603,315
Genesco, Inc. (a)	25,343	1,805,182
Group 1 Automotive, Inc.	11,426	986,406
Haverty Furniture Cos., Inc.	21,734	540,742
Hibbett Sports, Inc. (a)	14,429	707,887
Kirkland’s, Inc. (a)	15,645	371,569
Lithia Motors, Inc. (Class A) (b)	11,563	1,149,478
Lumber Liquidators Holdings, Inc. (a)(b)	13,247	407,743
MarineMax, Inc. (a)	11,791	312,579
Men’s Wearhouse, Inc. (b)	48,099	2,510,768
Monro Muffler Brake, Inc. (b)	13,111	852,870
Pep Boys-Manny, Moe & Jack (a)	56,251	541,135
Sonic Automotive, Inc. (Class A)	35,023	872,073
Stage Stores, Inc.	33,455	766,788
Stein Mart, Inc.	30,355	377,920
Vitamin Shoppe, Inc. (a)(b)	17,848	735,159

		18,908,203

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
QLogic Corp. (a)	92,049	1,356,802

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Crocs, Inc. (a)(b)	82,040	968,893
Movado Group, Inc.	19,054	543,420
Oxford Industries, Inc.	7,654	577,494
Perry Ellis International, Inc. (a)	12,688	293,854
Quiksilver, Inc. (a)(b)	133,534	247,038
Steven Madden, Ltd. (a)	22,566	857,508
Unifi, Inc. (a)	15,387	555,317

		4,043,524

THRIFTS & MORTGAGE FINANCE — 1.5%
Astoria Financial Corp.	93,197	1,206,901
Brookline Bancorp, Inc.	37,453	376,403
Dime Community Bancshares	31,754	511,239
Northwest Bancshares, Inc.	99,823	1,182,903
Oritani Financial Corp.	18,821	273,846
Provident Financial Services, Inc.	56,655	1,056,616

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

TrustCo Bank Corp. NY (b)	99,821	$686,768

		5,294,676

TOBACCO — 0.3%
Universal Corp. (b)	23,870	1,125,709

TRADING COMPANIES & DISTRIBUTORS — 1.1%
Applied Industrial Technologies, Inc.	43,340	1,965,035
DXP Enterprises, Inc. (a)	13,500	595,215
Kaman Corp. (b)	28,555	1,211,589
Veritiv Corp. (a)	8,616	380,224

		4,152,063

WATER UTILITIES — 0.2%
American States Water Co.	15,701	626,313

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	22,801	437,095

TOTAL COMMON STOCKS —
(Cost $337,282,396)		363,273,124

SHORT TERM INVESTMENTS — 14.8%
MONEY MARKET FUNDS — 14.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	53,310,104	53,310,104
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	508,500	508,500

TOTAL SHORT TERM INVESTMENTS —
(Cost $53,818,604)		53,818,604

TOTAL INVESTMENTS — 114.6% (f)
(Cost $391,101,000)		417,091,728
OTHER ASSETS & LIABILITIES — (14.6)%		(53,148,590)

NET ASSETS — 100.0%		$363,943,138

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.2%
BHP Billiton, Ltd.	22,916	$543,232
National Australia Bank, Ltd.	23,931	704,775

		1,248,007

BELGIUM — 0.8%
Anheuser-Busch InBev NV	6,646	812,282

BRAZIL — 0.9%
Cia Energetica de Minas Gerais Preference Shares	103,302	414,359
Petroleo Brasileiro SA Preference Shares	1,500	4,566
Petroleo Brasileiro SA Preference Shares ADR	41,897	255,153
Vale SA Preference Shares	68,177	329,569

		1,003,647

CANADA — 1.5%
Canadian Oil Sands, Ltd. (a)	38,234	297,359
Potash Corp. of Saskatchewan, Inc. (a)	21,561	695,093
Royal Bank of Canada (a)	9,998	601,854

		1,594,306

CHINA — 2.6%
China Construction Bank Corp. (Class H)	990,461	822,717
China Petroleum & Chemical Corp. (Class H)	728,744	579,946
Industrial & Commercial Bank of China, Ltd. (Class H)	1,113,016	821,155
PetroChina Co., Ltd. (Class H)	545,431	603,607

		2,827,425

DENMARK — 0.7%
Vestas Wind Systems A/S	17,968	743,673

FINLAND — 0.7%
Sampo Oyj (Class A)	15,317	773,500

FRANCE — 4.9%
BNP Paribas SA	10,612	644,744
Carrefour SA	22,248	742,875
Compagnie de Saint-Gobain	15,243	669,491
GDF Suez	29,414	581,426
LVMH Moet Hennessy Louis Vuitton SE	4,205	741,329
Societe Generale SA	13,681	660,762
Total SA	11,391	566,125
Vinci SA	12,432	710,725

		5,317,477

GERMANY — 4.6%
Allianz SE	4,280	743,979
BASF SE	7,390	734,556
Daimler AG	9,060	873,112
Deutsche Bank AG	21,042	731,307
E.ON SE	39,566	590,027
SAP SE	9,563	693,578
Siemens AG	5,864	634,202

		5,000,761

HONG KONG — 2.1%
China Mobile, Ltd.	57,521	750,817
CLP Holdings, Ltd.	87,834	767,537
Hutchison Whampoa, Ltd.	56,759	787,725

		2,306,079

INDIA — 1.4%
Infosys, Ltd. ADR (a)	25,074	879,596
Reliance Industries, Ltd.	7,452	98,358
Reliance Industries, Ltd. GDR (b)	18,308	484,246

		1,462,200

IRELAND — 0.8%
Medtronic PLC	11,299	881,209

ITALY — 1.2%
Assicurazioni Generali SpA	35,105	690,337
UniCredit SpA	90,599	615,930

		1,306,267

JAPAN — 10.5%
Bridgestone Corp.	21,449	861,358
Canon, Inc.	22,621	801,284
Honda Motor Co., Ltd. (a)	21,475	698,911
Komatsu, Ltd.	31,403	618,633
Mitsubishi Corp. (a)	35,389	714,272
Mitsubishi UFJ Financial Group, Inc.	128,147	794,688
Mitsui & Co., Ltd.	45,751	614,973
Mizuho Financial Group, Inc.	390,141	686,752
Nippon Steel & Sumitomo Metal Corp.	270,961	683,475
Panasonic Corp. (a)	60,144	790,887
Seven & i Holdings Co., Ltd.	19,496	821,457
Softbank Corp.	9,500	552,929
Sony Corp. (c)	37,262	991,168
Takeda Pharmaceutical Co., Ltd. (a)	16,509	825,829
Toyota Motor Corp.	12,574	878,948

		11,335,564

LUXEMBOURG — 0.4%
ArcelorMittal (a)	51,537	485,703

MEXICO — 0.5%
America Movil SAB de CV (Series L)	573,184	589,203

PORTUGAL — 0.6%
EDP — Energias de Portugal SA	167,955	628,637

RUSSIA — 0.4%
Gazprom OAO ADR	101,939	484,618

SOUTH AFRICA — 0.5%
MTN Group, Ltd.	32,405	548,274

SOUTH KOREA — 0.8%
Samsung Electronics Co., Ltd. GDR	1,273	819,812

SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria SA	60,394	610,232
Banco Santander SA	75,864	571,730
Telefonica SA	47,985	683,366

		1,865,328

SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson (Class B)	57,882	727,548

SWITZERLAND — 4.1%
ABB, Ltd. (c)	32,255	685,083
Credit Suisse Group AG (c)	27,284	735,401
Nestle SA	9,710	733,773
Novartis AG	7,875	779,554
Roche Holding AG	2,503	690,883

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

UBS Group AG (c)	41,884	$789,988

		4,414,682

TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,009	845,491

UNITED KINGDOM — 6.6%
Anglo American PLC	30,625	460,084
AstraZeneca PLC	10,049	690,170
BAE Systems PLC	98,999	769,357
BP PLC	96,647	626,545
GlaxoSmithKline PLC	31,510	723,167
HSBC Holdings PLC	69,158	589,298
National Grid PLC	50,940	653,890
Rio Tinto PLC	14,169	583,059
Royal Dutch Shell PLC (Class A)	19,023	568,688
Tesco PLC	199,944	717,852
Vodafone Group PLC	223,073	730,025

		7,112,135

UNITED STATES — 48.6%
3M Co.	5,152	849,822
Abbott Laboratories	17,399	806,096
Alcoa, Inc. (a)	44,348	572,976
Amazon.com, Inc. (c)	2,227	828,667
American Express Co.	8,465	661,286
Amgen, Inc.	5,305	848,004
Apple, Inc.	7,294	907,592
AT&T, Inc. (a)	21,460	700,669
Bank of America Corp.	44,201	680,253
Bank of New York Mellon Corp.	18,525	745,446
Baxter International, Inc.	9,905	678,492
Berkshire Hathaway, Inc. (Class B) (c)	5,405	780,050
Boeing Co.	5,775	866,712
Carnival Corp.	18,909	904,607
Caterpillar, Inc. (a)	7,045	563,811
Chevron Corp.	5,961	625,786
Cisco Systems, Inc.	29,367	808,327
Coca-Cola Co.	17,854	723,980
Colgate-Palmolive Co.	11,488	796,578
ConocoPhillips	9,383	584,186
CVS Health Corp.	9,115	940,759
Deere & Co. (a)	9,000	789,210
Duke Energy Corp.	10,096	775,171
E. I. du Pont de Nemours & Co. (a)	11,414	815,759
eBay, Inc. (c)	14,214	819,864
Express Scripts Holding Co. (a)(c)	10,020	869,435
Exxon Mobil Corp.	7,699	654,415
Facebook, Inc. (Class A) (c)	9,562	786,140
FedEx Corp.	4,746	785,226
Freeport-McMoRan, Inc. (a)	21,566	408,676
General Electric Co.	28,506	707,234
Gilead Sciences, Inc. (a)(c)	7,080	694,760
Goldman Sachs Group, Inc.	4,028	757,143
Google, Inc. (Class A) (c)	665	368,876
Google, Inc. (Class C) (c)	636	348,528
Hewlett-Packard Co.	20,178	628,746
Home Depot, Inc.	8,300	942,963
Honeywell International, Inc.	7,855	819,355
Intel Corp.	21,378	668,490
International Business Machines Corp. (a)	3,799	609,739
Johnson & Johnson	7,067	710,940
JPMorgan Chase & Co.	12,242	741,620
McDonald’s Corp.	7,912	770,945
Merck & Co., Inc.	12,368	710,913
Microsoft Corp.	15,800	642,349
Mondelez International, Inc. (Class A) (a)	20,880	753,559
Monsanto Co.	6,509	732,523
NASDAQ OMX Group, Inc. (a)	16,835	857,575
NIKE, Inc. (Class B) (a)	8,993	902,268
Pfizer, Inc.	25,128	874,203
Philip Morris International, Inc.	8,745	658,761
Priceline Group, Inc. (c)	663	771,831
Procter & Gamble Co.	8,855	725,579
QUALCOMM, Inc.	9,771	677,521
Schlumberger, Ltd.	7,239	604,022
Southwest Airlines Co.	21,836	967,335
Starbucks Corp.	9,754	923,704
Time Warner, Inc.	9,574	808,429
Travelers Cos., Inc.	7,950	859,633
Twenty-First Century Fox, Inc. (Class A) (a)	21,037	711,892
Union Pacific Corp.	6,886	745,823
United Parcel Service, Inc. (Class B)	7,542	731,121
United Technologies Corp. (a)	6,830	800,476
UnitedHealth Group, Inc.	8,614	1,018,950
Verizon Communications, Inc.	15,288	743,455
Visa, Inc. (Class A) (a)	13,752	899,518
Wal-Mart Stores, Inc.	9,789	805,145
Walt Disney Co.	8,193	859,364
Wells Fargo & Co.	14,313	778,627
Williams Cos., Inc.	13,198	667,687

		52,579,597

TOTAL COMMON STOCKS —
(Cost $99,570,804)		107,713,425

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 04/14/15) (c)	60,394	8,692
Telefonica SA (expiring 04/10/15) (c)	47,985	7,730

TOTAL RIGHTS —
(Cost $8,550)		16,422

SHORT TERM INVESTMENTS — 7.9%
MONEY MARKET FUNDS — 7.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,445,580	8,445,580
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	21,572	21,572

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,467,152)		8,467,152

TOTAL INVESTMENTS — 107.5% (h)
(Cost $108,046,506)		116,196,999
OTHER ASSETS & LIABILITIES — (7.5)%		(8,078,008)

NET ASSETS — 100.0%		$108,118,991

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of March 31, 2015, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
DIVERSIFIED REITS — 5.0%
Cousins Properties, Inc.	1,121,139	$11,884,073
Liberty Property Trust	805,515	28,756,886
PS Business Parks, Inc.	104,583	8,684,572
Vornado Realty Trust	946,035	105,955,920
Washington Real Estate Investment Trust (a)	360,738	9,967,191

		165,248,642

INDUSTRIAL REITS — 5.4%
DCT Industrial Trust, Inc.	480,353	16,649,035
DuPont Fabros Technology, Inc. (a)	360,706	11,787,872
EastGroup Properties, Inc. (a)	174,870	10,516,682
First Industrial Realty Trust, Inc.	597,240	12,798,853
First Potomac Realty Trust (a)	318,770	3,790,175
ProLogis, Inc.	2,772,974	120,790,748
Rexford Industrial Realty, Inc. (a)	294,400	4,654,464

		180,987,829

OFFICE REITS — 16.1%
Alexandria Real Estate Equities, Inc.	389,829	38,218,835
BioMed Realty Trust, Inc.	1,088,919	24,674,905
Boston Properties, Inc.	829,399	116,513,971
Brandywine Realty Trust	979,196	15,647,552
Columbia Property Trust, Inc.	681,665	18,418,588
Corporate Office Properties Trust	504,378	14,818,626
Digital Realty Trust, Inc. (a)	733,455	48,378,692
Douglas Emmett, Inc.	736,148	21,944,572
Duke Realty Corp.	1,869,427	40,697,426
Equity Commonwealth (b)	702,951	18,663,349
Franklin Street Properties Corp. (a)	480,300	6,157,446
Highwoods Properties, Inc.	499,813	22,881,439
Kilroy Realty Corp.	467,393	35,601,325
Mack-Cali Realty Corp.	451,836	8,711,398
New York REIT, Inc. (a)	883,315	9,257,141
Parkway Properties, Inc.	458,903	7,961,967
Piedmont Office Realty Trust, Inc. (Class A)	841,588	15,661,953
SL Green Realty Corp. (a)	533,887	68,540,413

		532,749,598

RESIDENTIAL REITS — 19.5%
American Campus Communities, Inc.	606,843	26,015,359
American Homes 4 Rent (Class A)	775,104	12,827,971
Apartment Investment & Management Co. (Class A)	846,022	33,299,426
Associated Estates Realty Corp.	311,318	7,683,328
AvalonBay Communities, Inc. (a)	715,003	124,589,273
Camden Property Trust	469,236	36,661,409
Education Realty Trust, Inc.	259,301	9,174,069
Equity Lifestyle Properties, Inc.	432,802	23,782,470
Equity Residential	1,969,954	153,380,619
Essex Property Trust, Inc.	352,623	81,068,028
Home Properties, Inc.	315,025	21,828,082
Mid-America Apartment Communities, Inc.	407,351	31,476,012
Post Properties, Inc.	297,037	16,910,316
Silver Bay Realty Trust Corp. (a)	202,295	3,269,087
Sun Communities, Inc.	271,727	18,129,626
UDR, Inc.	1,397,002	47,539,978

		647,635,053

RETAIL REITS — 26.4%
Acadia Realty Trust	368,440	12,851,187
Brixmor Property Group, Inc.	739,460	19,632,663
CBL & Associates Properties, Inc.	928,690	18,388,062
Cedar Realty Trust, Inc.	388,614	2,910,719
DDR Corp. (a)	1,620,323	30,170,414
Equity One, Inc.	423,758	11,310,101
Federal Realty Investment Trust	371,681	54,715,160
General Growth Properties, Inc.	3,401,748	100,521,654
Inland Real Estate Corp.	490,617	5,244,696
Kimco Realty Corp.	2,233,298	59,964,051
Kite Realty Group Trust	451,119	12,708,022
Macerich Co.	762,047	64,263,424
Pennsylvania Real Estate Investment Trust	380,045	8,828,445
Ramco-Gershenson Properties Trust	422,334	7,855,412
Regency Centers Corp.	511,741	34,818,858
Rouse Properties, Inc. (a)	191,542	3,631,636
Saul Centers, Inc.	62,202	3,557,954
Simon Property Group, Inc.	1,683,396	329,339,594
Tanger Factory Outlet Centers, Inc.	510,356	17,949,221
Taubman Centers, Inc.	342,549	26,420,804
Urban Edge Properties	478,774	11,346,944
Weingarten Realty Investors	609,512	21,930,242
WP GLIMCHER, Inc.	1,005,840	16,727,119

		875,086,382

SPECIALIZED REITS — 27.2%
Ashford Hospitality Prime, Inc. (a)	132,741	2,226,067
Ashford Hospitality Trust, Inc.	471,706	4,537,812
CubeSmart	880,736	21,269,774
DiamondRock Hospitality Co.	1,083,615	15,311,480
Extra Space Storage, Inc.	598,332	40,429,293
FelCor Lodging Trust, Inc.	611,551	7,026,721
HCP, Inc.	2,494,702	107,796,073
Health Care REIT, Inc.	1,892,251	146,384,537
Healthcare Realty Trust, Inc.	539,017	14,973,892
Hersha Hospitality Trust	1,092,628	7,069,303
Hospitality Properties Trust	811,052	26,756,606
Host Hotels & Resorts, Inc. (a)	4,101,125	82,760,703
LaSalle Hotel Properties	613,122	23,825,921
LTC Properties, Inc.	192,684	8,863,464
Pebblebrook Hotel Trust	389,563	18,141,949
Public Storage	786,028	154,957,560
Senior Housing Properties Trust	1,272,938	28,246,494
Sovran Self Storage, Inc.	192,244	18,059,401
Strategic Hotels & Resorts, Inc. (b)	1,485,613	18,466,170
Sunstone Hotel Investors, Inc.	1,130,157	18,839,717
Universal Health Realty Income Trust (a)	70,024	3,938,850
Ventas, Inc. (a)	1,791,193	130,792,913

		900,674,700

TOTAL COMMON STOCKS —
(Cost $2,533,499,583)		3,302,382,204

SHORT TERM INVESTMENTS — 2.3%
MONEY MARKET FUNDS — 2.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	72,256,502	72,256,502

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.10% (d)(e)	6,036,063	$6,036,063

TOTAL SHORT TERM INVESTMENTS —
(Cost $78,292,565)		78,292,565

TOTAL INVESTMENTS — 101.9% (f)
(Cost $2,611,792,148)		3,380,674,769
OTHER ASSETS & LIABILITIES — (1.9)%		(64,297,624)

NET ASSETS — 100.0%		$3,316,377,145

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 3.1%
Bank of New York Mellon Corp.	964,095	$38,795,183
Northern Trust Corp.	556,917	38,789,269

		77,584,452

DIVERSIFIED BANKS — 6.2%
Bank of America Corp.	2,452,951	37,750,916
Comerica, Inc.	858,229	38,731,875
U.S. Bancorp	891,085	38,913,682
Wells Fargo & Co.	713,223	38,799,331

		154,195,804

OTHER DIVERSIFIED FINANCIAL SERVICES — 4.7%
Citigroup, Inc.	737,197	37,980,389
JPMorgan Chase & Co.	646,991	39,194,715
Voya Financial, Inc.	884,135	38,115,060

		115,290,164

REGIONAL BANKS — 71.2%
Associated Banc-Corp.	2,084,972	38,780,479
BancorpSouth, Inc.	1,700,462	39,484,728
Bank of Hawaii Corp. (a)	641,235	39,249,994
Bank of the Ozarks, Inc. (a)	1,062,440	39,235,909
BB&T Corp.	1,014,310	39,547,947
CIT Group, Inc.	877,896	39,610,668
Citizens Financial Group, Inc.	1,593,369	38,447,994
City National Corp.	445,820	39,713,646
Commerce Bancshares, Inc. (a)	933,028	39,485,745
Cullen/Frost Bankers, Inc. (a)	568,212	39,252,085
East West Bancorp, Inc.	969,772	39,236,975
F.N.B. Corp.	2,960,841	38,905,451
Fifth Third Bancorp	2,068,544	38,992,054
First Horizon National Corp. (a)	2,710,739	38,736,460
First Republic Bank	691,917	39,501,542
FirstMerit Corp.	2,026,083	38,617,142
Fulton Financial Corp.	3,180,336	39,245,346
Glacier Bancorp, Inc.	1,556,910	39,156,287
Hancock Holding Co.	1,299,563	38,804,951
Huntington Bancshares, Inc.	3,549,279	39,219,533
IBERIABANK Corp.	615,251	38,779,271
Investors Bancorp, Inc.	3,435,014	40,258,364
KeyCorp	2,720,065	38,516,120
M&T Bank Corp. (a)	315,178	40,027,606
MB Financial, Inc.	1,245,826	39,006,812
PacWest Bancorp (a)	839,539	39,365,984
PNC Financial Services Group, Inc.	412,431	38,455,066
Popular, Inc. (b)	1,109,297	38,148,724
PrivateBancorp, Inc.	1,095,136	38,515,933
Prosperity Bancshares, Inc.	754,243	39,582,673
Regions Financial Corp.	3,982,691	37,636,430
Signature Bank (b)	300,533	38,943,066
SunTrust Banks, Inc.	930,186	38,221,343
Susquehanna Bancshares, Inc.	2,885,120	39,554,995
SVB Financial Group (b)	313,622	39,842,539
Synovus Financial Corp.	1,395,094	39,076,583
TCF Financial Corp.	2,472,914	38,874,208
Texas Capital Bancshares, Inc. (b)	776,416	37,772,638
UMB Financial Corp.	760,903	40,244,160
Umpqua Holdings Corp.	2,294,622	39,421,606
United Bankshares, Inc.	1,039,244	39,054,790
Valley National Bancorp (a)	4,081,510	38,529,454
Western Alliance Bancorp (b)	1,328,463	39,375,643
Wintrust Financial Corp.	814,758	38,847,661
Zions Bancorporation	1,430,472	38,622,744

		1,757,899,349

THRIFTS & MORTGAGE FINANCE — 14.5%
BankUnited, Inc.	1,201,087	39,323,588
First Niagara Financial Group, Inc.	4,313,428	38,130,704
Hudson City Bancorp, Inc.	3,865,691	40,512,442
MGIC Investment Corp. (a)(b)	4,176,546	40,220,138
New York Community Bancorp, Inc. (a)	2,352,121	39,350,984
People’s United Financial, Inc. (a)	2,618,161	39,796,047
Radian Group, Inc. (a)	2,418,433	40,605,490
Washington Federal, Inc.	1,820,511	39,696,242
Webster Financial Corp.	1,082,175	40,094,584

		357,730,219

TOTAL COMMON STOCKS —
(Cost $2,181,013,852)		2,462,699,988

SHORT TERM INVESTMENTS — 7.9%
MONEY MARKET FUNDS — 7.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	190,129,752	190,129,752
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	4,905,072	4,905,072

TOTAL SHORT TERM INVESTMENTS —
(Cost $195,034,824)		195,034,824

TOTAL INVESTMENTS — 107.6% (f)
(Cost $2,376,048,676)		2,657,734,812
OTHER ASSETS & LIABILITIES — (7.6)%		(187,196,639)

NET ASSETS — 100.0%		$2,470,538,173

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 55.5%
Affiliated Managers Group, Inc. (a)	22,751	$4,886,460
Ameriprise Financial, Inc.	35,954	4,704,221
Arlington Asset Investment Corp. (Class A) (b)	112,542	2,707,761
Artisan Partners Asset Management, Inc.	84,005	3,818,867
Bank of New York Mellon Corp.	117,057	4,710,374
BlackRock, Inc.	13,034	4,768,359
Cohen & Steers, Inc.	43,669	1,788,246
Eaton Vance Corp.	113,028	4,706,486
Federated Investors, Inc. (Class B)	141,224	4,786,081
Financial Engines, Inc. (b)	108,448	4,536,380
Franklin Resources, Inc.	91,201	4,680,435
Invesco, Ltd.	118,686	4,710,647
Janus Capital Group, Inc. (b)	288,554	4,960,243
Legg Mason, Inc.	85,636	4,727,107
Northern Trust Corp.	67,599	4,708,270
NorthStar Asset Management Group, Inc.	199,045	4,645,710
SEI Investments Co.	111,271	4,905,938
State Street Corp. (c)	65,279	4,799,965
T. Rowe Price Group, Inc.	58,302	4,721,296
Virtus Investment Partners, Inc.	28,446	3,719,884
Waddell & Reed Financial, Inc. (Class A)	98,720	4,890,589
WisdomTree Investments, Inc. (b)	226,383	4,858,179

		97,741,498

DIVERSIFIED CAPITAL MARKETS — 1.6%
HFF, Inc. (Class A)	72,468	2,720,449

INVESTMENT BANKING & BROKERAGE — 40.9%
BGC Partners, Inc. (Class A)	335,907	3,174,321
Charles Schwab Corp.	157,976	4,808,789
Cowen Group, Inc. (Class A) (a)	196,448	1,021,530
E*TRADE Financial Corp. (a)	171,259	4,890,301
Evercore Partners, Inc. (Class A)	94,401	4,876,756
Goldman Sachs Group, Inc.	25,326	4,760,528
Greenhill & Co., Inc. (b)	115,000	4,559,750
Interactive Brokers Group, Inc. (Class A)	141,500	4,813,830
Investment Technology Group, Inc. (a)	53,767	1,629,678
KCG Holdings, Inc. (Class A) (a)	107,746	1,320,966
Lazard, Ltd. (Class A)	97,213	5,112,432
LPL Investment Holdings, Inc. (b)	104,910	4,601,352
Moelis & Co. (Class A)	50,485	1,520,608
Morgan Stanley	131,816	4,704,513
Piper Jaffray Co., Inc. (a)	43,521	2,283,112
Raymond James Financial, Inc.	81,579	4,632,056
RCS Capital Corp. (Class A) (b)	360,749	3,838,369
Stifel Financial Corp. (a)	86,164	4,803,643
TD Ameritrade Holding Corp.	126,950	4,730,157

		72,082,691

MORTGAGE REIT — 1.7%
Walter Investment Management Corp. (a)(b)	187,015	3,020,292

TOTAL COMMON STOCKS —
(Cost $166,463,917)		175,564,930

SHORT TERM INVESTMENTS — 8.7%
MONEY MARKET FUNDS — 8.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	15,027,279	15,027,279
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	338,597	338,597

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,365,876)		15,365,876

TOTAL INVESTMENTS — 108.4% (g)
(Cost $181,829,793)		190,930,806
OTHER ASSETS & LIABILITIES — (8.4)%		(14,847,836)

NET ASSETS — 100.0%		$176,082,970

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
INSURANCE BROKERS — 10.2%
Aon PLC	64,255	$6,176,191
Arthur J. Gallagher & Co.	133,945	6,261,929
Brown & Brown, Inc.	192,450	6,372,019
Marsh & McLennan Cos., Inc.	111,006	6,226,326
Willis Group Holdings PLC	129,039	6,217,099

		31,253,564

LIFE & HEALTH INSURANCE — 23.9%
Aflac, Inc.	100,283	6,419,115
American Equity Investment Life Holding Co.	215,419	6,275,155
CNO Financial Group, Inc.	364,730	6,280,651
Lincoln National Corp.	108,047	6,208,381
MetLife, Inc.	121,377	6,135,607
Primerica, Inc.	122,093	6,214,534
Principal Financial Group, Inc.	123,442	6,341,216
Prudential Financial, Inc.	76,828	6,170,057
StanCorp Financial Group, Inc.	92,669	6,357,093
Symetra Financial Corp.	157,440	3,693,542
Torchmark Corp.	116,335	6,389,118
Unum Group	187,303	6,317,730

		72,802,199

MULTI-LINE INSURANCE — 14.3%
American Financial Group, Inc.	97,906	6,280,670
American International Group, Inc.	112,663	6,172,806
Assurant, Inc.	101,750	6,248,467
Genworth Financial, Inc. (Class A) (a)	847,659	6,196,387
Hartford Financial Services Group, Inc.	148,148	6,195,549
HCC Insurance Holdings, Inc.	110,322	6,251,948
Loews Corp.	156,020	6,370,297

		43,716,124

PROPERTY & CASUALTY INSURANCE — 35.1%
ACE, Ltd.	55,759	6,216,571
Alleghany Corp. (a)	13,074	6,367,038
Allied World Assurance Company Holdings, Ltd.	153,299	6,193,280
Allstate Corp.	89,587	6,375,907
Aspen Insurance Holdings, Ltd.	135,539	6,401,507
Assured Guaranty, Ltd.	237,926	6,278,867
Axis Capital Holdings, Ltd.	122,912	6,339,801
Chubb Corp.	62,151	6,283,466
Cincinnati Financial Corp.	117,297	6,249,584
First American Financial Corp.	176,481	6,296,842
Hanover Insurance Group, Inc.	89,274	6,479,507
MBIA, Inc. (a)	664,223	6,177,274
Old Republic International Corp.	415,882	6,213,277
ProAssurance Corp.	137,862	6,329,244
Progressive Corp.	235,153	6,396,162
Travelers Cos., Inc.	58,395	6,314,251
W.R. Berkley Corp.	123,137	6,219,650

		107,132,228

REINSURANCE — 16.3%
Arch Capital Group, Ltd. (a)	101,259	6,237,554
Endurance Specialty Holdings, Ltd.	98,103	5,998,018
Everest Re Group, Ltd.	35,129	6,112,446
PartnerRe, Ltd.	55,108	6,300,498
Reinsurance Group of America, Inc.	67,753	6,313,902
RenaissanceRe Holdings, Ltd.	61,134	6,096,894
Validus Holdings, Ltd.	150,708	6,344,807
XL Group PLC	172,173	6,335,966

		49,740,085

TOTAL COMMON STOCKS —
(Cost $297,652,985)		304,644,200

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b)(c) (Cost $329,463)	329,463	329,463

TOTAL INVESTMENTS — 99.9% (d)
(Cost $297,982,448)		304,973,663
OTHER ASSETS & LIABILITIES — 0.1%		294,894

NET ASSETS — 100.0%		$305,268,557

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 96.1%
Associated Banc-Corp.	1,210,208	$22,509,869
BancorpSouth, Inc.	987,045	22,919,185
Bank of Hawaii Corp. (a)	372,266	22,786,402
Bank of the Ozarks, Inc. (a)	616,663	22,773,365
Banner Corp.	287,996	13,219,016
BB&T Corp.	588,725	22,954,388
BBCN Bancorp, Inc.	1,630,492	23,593,219
BOK Financial Corp. (a)	379,431	23,228,766
Boston Private Financial Holdings, Inc.	1,851,978	22,501,533
Capital Bank Financial Corp. (Class A) (b)	390,474	10,780,987
Cardinal Financial Corp.	412,932	8,250,381
Cathay General Bancorp	837,319	23,821,726
Central Pacific Financial Corp.	791,665	18,184,545
CIT Group, Inc.	509,536	22,990,264
Citizens Financial Group, Inc.	924,867	22,317,041
City National Corp.	258,710	23,045,887
Columbia Banking System, Inc.	794,060	23,003,918
Commerce Bancshares, Inc.	541,554	22,918,565
Community Bank System, Inc. (a)	623,640	22,070,620
Cullen/Frost Bankers, Inc. (a)	329,844	22,785,624
Customers Bancorp, Inc. (b)	482,366	11,750,436
CVB Financial Corp.	1,431,813	22,823,099
East West Bancorp, Inc.	562,851	22,772,951
F.N.B. Corp.	1,718,592	22,582,299
Fifth Third Bancorp	1,200,714	22,633,459
First BanCorp- Puerto Rico (b)	2,909,351	18,037,976
First Citizens BancShares, Inc. (Class A)	91,152	23,671,263
First Commonwealth Financial Corp.	1,455,848	13,102,632
First Financial Bancorp	761,218	13,557,293
First Financial Bankshares, Inc. (a)	826,228	22,836,942
First Horizon National Corp. (a)	1,573,469	22,484,872
First Interstate Bancsystem, Inc.	492,367	13,697,650
First Midwest Bancorp, Inc.	1,307,611	22,713,203
First NBC Bank Holding Co. (b)	286,195	9,438,711
First Republic Bank	401,677	22,931,740
FirstMerit Corp.	1,176,011	22,414,770
Fulton Financial Corp.	1,846,027	22,779,973
Glacier Bancorp, Inc.	903,755	22,729,438
Hancock Holding Co.	754,388	22,526,026
Hanmi Financial Corp.	555,604	11,751,025
Hilltop Holdings, Inc. (b)	1,146,011	22,278,454
Home Bancshares, Inc.	589,128	19,965,548
Huntington Bancshares, Inc.	2,060,106	22,764,171
IBERIABANK Corp.	357,195	22,514,001
Independent Bank Corp.-Massachusetts	336,293	14,753,174
International Bancshares Corp.	854,677	22,247,242
Investors Bancorp, Inc.	1,993,789	23,367,207
KeyCorp	1,578,833	22,356,275
LegacyTexas Financial Group, Inc.	839,747	19,087,449
M&T Bank Corp. (a)	182,939	23,233,253
MB Financial, Inc.	723,096	22,640,136
National Bank Holdings Corp. (Class A)	1,015,598	19,103,398
National Penn Bancshares, Inc.	2,107,553	22,698,346
NBT Bancorp, Inc.	402,755	10,093,040
OFG Bancorp	1,320,334	21,547,851
Old National Bancorp	1,613,801	22,899,836
PacWest Bancorp	487,295	22,849,263
Pinnacle Financial Partners, Inc.	418,203	18,593,305
PNC Financial Services Group, Inc.	239,480	22,329,115
Popular, Inc. (b)	643,915	22,144,237
PrivateBancorp, Inc.	635,564	22,352,786
Prosperity Bancshares, Inc.	437,719	22,971,493
Regions Financial Corp.	2,311,784	21,846,359
Signature Bank (b)	174,529	22,615,468
Southside Bancshares, Inc.	613,035	17,587,974
State Bank Financial Corp.	636,204	13,360,284
Sterling Bancorp	1,672,141	22,423,411
SunTrust Banks, Inc.	539,992	22,188,271
Susquehanna Bancshares, Inc.	1,674,546	22,958,026
SVB Financial Group (b)	182,052	23,127,886
Synovus Financial Corp.	809,762	22,681,434
Talmer Bancorp, Inc. (Class A)	1,064,663	16,305,314
TCF Financial Corp.	1,435,413	22,564,692
Texas Capital Bancshares, Inc. (b)	450,643	21,923,782
The Bancorp, Inc. (b)	1,117,020	10,086,691
Trustmark Corp.	938,890	22,796,249
UMB Financial Corp.	441,661	23,359,450
Umpqua Holdings Corp.	1,331,939	22,882,712
United Bankshares, Inc. (a)	603,199	22,668,218
United Community Banks, Inc.	955,548	18,040,746
Valley National Bancorp	2,369,127	22,364,559
Westamerica Bancorporation (a)	520,683	22,498,712
Western Alliance Bancorp (b)	771,127	22,856,204
Wilshire Bancorp, Inc.	1,177,575	11,740,423
Wintrust Financial Corp.	472,908	22,548,253
Zions Bancorporation	830,333	22,418,991

		1,760,524,748

THRIFTS & MORTGAGE FINANCE — 3.7%
BankUnited, Inc.	697,244	22,827,769
First Niagara Financial Group, Inc.	2,503,727	22,132,947
Webster Financial Corp.	628,111	23,271,512

		68,232,228

TOTAL COMMON STOCKS —
(Cost $1,870,884,374)		1,828,756,976

SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	97,845,172	97,845,172
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	704,893	704,893

TOTAL SHORT TERM INVESTMENTS —
(Cost $98,550,065)		98,550,065

TOTAL INVESTMENTS — 105.2% (f)
(Cost $1,969,434,439)		1,927,307,041
OTHER ASSETS & LIABILITIES — (5.2)%		(95,041,045)

NET ASSETS — 100.0%		$1,832,265,996

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 13.6%
Cisco Systems, Inc.	370,498	$10,197,957
F5 Networks, Inc. (a)	77,510	8,908,999
Juniper Networks, Inc.	457,670	10,334,189
Motorola Solutions, Inc.	157,243	10,483,391
QUALCOMM, Inc.	139,835	9,696,159

		49,620,695

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Corning, Inc.	454,112	10,299,260

INTERNET & CATALOG RETAIL — 9.9%
Amazon.com, Inc. (a)	34,322	12,771,216
Netflix, Inc. (a)	30,218	12,591,539
Priceline Group, Inc. (a)	9,293	10,818,446

		36,181,201

INTERNET SOFTWARE & SERVICES — 14.7%
eBay, Inc. (a)	180,036	10,384,477
Facebook, Inc. (Class A) (a)	128,760	10,586,003
Google, Inc. (Class A) (a)	19,792	10,978,622
Google, Inc. (Class C) (a)	19,946	10,930,408
LinkedIn Corp. (Class A) (a)	43,859	10,958,610

		53,838,120

IT SERVICES — 17.3%
Accenture PLC (Class A)	113,653	10,648,150
Automatic Data Processing, Inc.	121,486	10,404,061
Cognizant Technology Solutions Corp. (Class A) (a)	191,961	11,976,447
International Business Machines Corp.	64,979	10,429,129
Visa, Inc. (Class A) (b)	157,104	10,276,173
Xerox Corp.	737,419	9,475,834

		63,209,794

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.0%
Analog Devices, Inc.	181,311	11,422,593
Applied Materials, Inc.	413,434	9,327,071
Intel Corp.	282,901	8,846,314
Texas Instruments, Inc.	189,746	10,850,625

		40,446,603

SOFTWARE — 16.6%
Adobe Systems, Inc. (a)	138,240	10,221,466
Microsoft Corp.	215,656	8,767,495
Oracle Corp.	223,699	9,652,612
Salesforce.com, Inc. (a)	171,926	11,486,376
SAP SE ADR	146,101	10,544,109
VMware, Inc. (Class A) (a)(b)	122,533	10,048,931

		60,720,989

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.0%
Apple, Inc.	92,037	11,452,164
EMC Corp.	341,399	8,726,159
Hewlett-Packard Co.	257,543	8,025,040
NetApp, Inc.	239,718	8,500,400
SanDisk Corp.	102,989	6,552,160
Seagate Technology PLC (b)	150,466	7,828,746

		51,084,669

TOTAL COMMON STOCKS —
(Cost $303,142,832)		365,401,331

SHORT TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,844,101	12,844,101
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	250,643	250,643

TOTAL SHORT TERM INVESTMENTS —
(Cost $13,094,744)		13,094,744

TOTAL INVESTMENTS — 103.5% (f)
(Cost $316,237,576)		378,496,075
OTHER ASSETS & LIABILITIES — (3.5)%		(12,626,636)

NET ASSETS — 100.0%		$365,869,439

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investment of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	828,133	$112,402,492
United Technologies Corp. (a)	1,110,784	130,183,885

		242,586,377

AIR FREIGHT & LOGISTICS — 0.7%
Expeditors International of Washington, Inc.	2,104,295	101,384,933

BANKS — 2.8%
Commerce Bancshares, Inc. (a)	2,837,324	120,075,552
Cullen/Frost Bankers, Inc. (a)	2,941,986	203,232,393
United Bankshares, Inc. (a)	1,540,652	57,897,702

		381,205,647

BEVERAGES — 3.2%
Brown-Forman Corp. (Class B) (a)	1,001,633	90,497,541
Coca-Cola Co.	4,329,193	175,548,776
PepsiCo, Inc.	1,826,259	174,626,886

		440,673,203

BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	1,243,421	81,643,023

CAPITAL MARKETS — 3.2%
Eaton Vance Corp. (a)	3,957,629	164,795,671
Franklin Resources, Inc.	1,317,606	67,619,540
SEI Investments Co.	1,930,364	85,109,749
T. Rowe Price Group, Inc.	1,620,053	131,191,892

		448,716,852

CHEMICALS — 6.8%
Air Products & Chemicals, Inc.	966,659	146,236,174
Albemarle Corp.	2,090,862	110,481,148
Ecolab, Inc.	772,309	88,336,703
H.B. Fuller Co.	1,724,275	73,919,669
PPG Industries, Inc.	330,502	74,541,421
Praxair, Inc.	1,031,472	124,539,929
RPM International, Inc.	2,869,794	137,721,414
Sherwin-Williams Co.	198,237	56,398,427
Sigma-Aldrich Corp.	316,013	43,688,797
Valspar Corp. (a)	1,034,457	86,925,422

		942,789,104

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	882,992	72,078,637

CONTAINERS & PACKAGING — 3.0%
AptarGroup, Inc. (a)	1,706,308	108,384,684
Bemis Co., Inc.	3,439,810	159,297,601
Sonoco Products Co.	3,215,076	146,157,355

		413,839,640

DISTRIBUTORS — 1.0%
Genuine Parts Co.	1,424,383	132,738,252

DIVERSIFIED FINANCIAL SERVICES — 0.7%
McGraw Hill Financial, Inc.	955,355	98,783,707

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	10,895,888	355,750,743

ELECTRICAL EQUIPMENT — 1.4%
Emerson Electric Co.	3,397,562	192,369,960

FOOD & STAPLES RETAILING — 3.2%
Sysco Corp. (a)	4,794,089	180,880,978
Wal-Mart Stores, Inc.	1,640,344	134,918,294
Walgreens Boots Alliance, Inc.	1,522,642	128,937,325

		444,736,597

FOOD PRODUCTS — 2.9%
Archer-Daniels-Midland Co.	2,504,432	118,710,077
Hormel Foods Corp.	2,331,686	132,556,349
McCormick & Co., Inc. (a)	1,886,453	145,464,391

		396,730,817

GAS UTILITIES — 5.5%
Atmos Energy Corp.	3,095,729	171,193,813
National Fuel Gas Co. (a)	2,106,178	127,065,719
Piedmont Natural Gas Co., Inc.	1,960,681	72,368,736
Questar Corp.	6,279,269	149,823,358
UGI Corp.	3,931,183	128,117,254
WGL Holdings, Inc. (a)	2,008,760	113,294,064

		761,862,944

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	3,157,130	146,269,833
Becton, Dickinson and Co.	781,056	112,151,831
C.R. Bard, Inc.	193,013	32,300,726
Halyard Health, Inc. (b)	1	49
Medtronic PLC	1,425,970	111,211,400
West Pharmaceutical Services, Inc. (a)	1,061,512	63,913,638

		465,847,477

HEALTH CARE PROVIDERS & SERVICES — 0.9%
Cardinal Health, Inc.	1,322,005	119,337,391

HOTELS, RESTAURANTS & LEISURE — 1.8%
McDonald’s Corp.	2,628,856	256,155,729

HOUSEHOLD DURABLES — 1.4%
Leggett & Platt, Inc. (a)	4,250,609	195,910,569

HOUSEHOLD PRODUCTS — 4.9%
Clorox Co. (a)	1,701,680	187,848,455
Colgate-Palmolive Co.	2,013,691	139,629,334
Kimberly-Clark Corp.	1,693,001	181,337,337
Procter & Gamble Co.	2,039,350	167,104,339

		675,919,465

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	987,944	162,961,363
Carlisle Cos., Inc.	803,687	74,445,527
Roper Industries, Inc. (a)	277,098	47,660,856

		285,067,746

INSURANCE — 6.9%
ACE, Ltd.	1,302,067	145,167,450
Aflac, Inc.	2,823,121	180,707,975
Brown & Brown, Inc.	2,731,782	90,449,302
Chubb Corp.	1,210,545	122,386,099
Cincinnati Financial Corp. (a)	3,730,099	198,739,675
Mercury General Corp. (a)	977,394	56,444,504
Old Republic International Corp.	11,060,765	165,247,829

		959,142,834

IT SERVICES — 1.1%
Automatic Data Processing, Inc.	1,757,879	150,544,758

MACHINERY — 6.5%
Caterpillar, Inc.	2,321,433	185,784,283
CLARCOR, Inc. (a)	1,219,805	80,580,318

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Dover Corp. (a)	2,072,391	$143,243,666
Illinois Tool Works, Inc.	1,421,960	138,129,195
Nordson Corp.	1,011,189	79,216,546
Pentair PLC (a)	1,946,563	122,419,347
Stanley Black & Decker, Inc.	1,505,385	143,553,514

		892,926,869

MEDIA — 0.5%
John Wiley & Sons, Inc. (Class A)	1,117,995	68,354,214

METALS & MINING — 1.5%
Nucor Corp.	4,505,498	214,146,320

MULTI-UTILITIES — 4.4%
Black Hills Corp. (a)	1,601,846	80,797,112
Consolidated Edison, Inc. (a)	3,524,347	214,985,167
MDU Resources Group, Inc.	8,631,367	184,193,372
Vectren Corp.	2,764,789	122,037,786

		602,013,437

MULTILINE RETAIL — 1.4%
Target Corp.	2,364,271	194,035,721

OIL, GAS & CONSUMABLE FUELS — 3.1%
Chevron Corp.	2,319,652	243,517,067
Exxon Mobil Corp.	2,131,508	181,178,180

		424,695,247

PHARMACEUTICALS — 2.6%
AbbVie, Inc.	3,116,974	182,467,658
Johnson & Johnson	1,700,418	171,062,051

		353,529,709

REAL ESTATE INVESTMENT TRUSTS — 9.6%
Essex Property Trust, Inc.	717,661	164,990,264
Federal Realty Investment Trust	1,167,256	171,831,756
HCP, Inc.	6,680,065	288,645,609
National Retail Properties, Inc.	6,331,367	259,396,106
Realty Income Corp. (a)	5,597,623	288,837,347
Tanger Factory Outlet Centers, Inc.	4,197,274	147,618,126

		1,321,319,208

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Linear Technology Corp. (a)	3,289,258	153,937,274

SOFTWARE — 0.6%
CDK Global, Inc.	1,700,795	79,529,174

SPECIALTY RETAIL — 1.1%
Lowe’s Cos., Inc.	1,245,667	92,665,168
Ross Stores, Inc.	582,395	61,361,137

		154,026,305

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
V.F. Corp.	1,559,792	117,467,936

THRIFTS & MORTGAGE FINANCE — 2.1%
People’s United Financial, Inc. (a)(c)	19,385,851	294,664,935

TRADING COMPANIES & DISTRIBUTORS — 0.8%
W.W. Grainger, Inc. (a)	447,568	105,541,010

WATER UTILITIES — 0.8%
Aqua America, Inc. (a)	4,124,660	108,684,791

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems, Inc.	3,578,627	89,107,812

TOTAL COMMON STOCKS —
(Cost $10,695,142,858)		13,789,796,367

SHORT TERM INVESTMENTS — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	804,080,043	804,080,043
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	5,603,043	5,603,043

TOTAL SHORT TERM INVESTMENTS —
(Cost $809,683,086)		809,683,086

TOTAL INVESTMENTS — 105.7% (g)
(Cost $11,504,825,944)		14,599,479,453
OTHER ASSETS & LIABILITIES — (5.7)%		(783,625,479)

NET ASSETS — 100.0%		$13,815,853,974

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	42,904	$1,317,153
Aerovironment, Inc. (a)(b)	51,388	1,362,296
American Science & Engineering, Inc. (a)	16,440	803,258
Astronics Corp. (b)	33,052	2,435,932
BE Aerospace, Inc. (a)	75,662	4,813,616
Boeing Co.	30,544	4,584,043
Cubic Corp.	40,390	2,090,990
Curtiss-Wright Corp.	56,260	4,159,864
DigitalGlobe, Inc. (a)(b)	132,594	4,517,478
Engility Holdings, Inc. (a)	37,911	1,138,846
Esterline Technologies Corp. (a)(b)	41,978	4,803,123
Exelis, Inc.	196,456	4,787,633
GenCorp, Inc. (a)(b)	71,272	1,652,798
General Dynamics Corp.	35,046	4,756,794
HEICO Corp. (a)	50,126	3,061,195
Hexcel Corp.	96,504	4,962,236
Honeywell International, Inc.	45,809	4,778,337
Huntington Ingalls Industries, Inc.	33,277	4,663,771
KLX, Inc. (b)	116,464	4,488,523
L-3 Communications Holdings, Inc.	37,063	4,662,155
Lockheed Martin Corp.	23,486	4,766,719
Moog, Inc. (Class A) (b)	46,176	3,465,509
Northrop Grumman Corp.	29,448	4,739,950
Orbital ATK, Inc.	60,319	4,622,245
Precision Castparts Corp. (a)	22,628	4,751,880
Raytheon Co.	43,498	4,752,156
Rockwell Collins, Inc.	49,693	4,797,859
Spirit Aerosystems Holdings, Inc. (Class A) (b)	91,694	4,787,344
Taser International, Inc. (a)(b)	193,599	4,667,672
Teledyne Technologies, Inc. (a)(b)	46,795	4,994,430
Textron, Inc.	108,239	4,798,235
TransDigm Group, Inc. (a)	21,579	4,719,759
Triumph Group, Inc. (a)	79,633	4,755,683
United Technologies Corp. (a)	39,063	4,578,184

TOTAL COMMON STOCKS —
(Cost $114,792,922)		135,037,666

SHORT TERM INVESTMENTS — 13.1%
MONEY MARKET FUNDS — 13.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	17,596,307	17,596,307
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	147,132	147,132

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,743,439)		17,743,439

TOTAL INVESTMENTS — 113.0% (f)
(Cost $132,536,361)		152,781,105
OTHER ASSETS & LIABILITIES — (13.0)%		(17,560,008)

NET ASSETS — 100.0%		$135,221,097

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	633,476	$20,644,983
Achillion Pharmaceuticals, Inc. (a)(b)	1,931,391	19,043,515
Acorda Therapeutics, Inc. (a)(b)	635,379	21,145,413
Aegerion Pharmaceuticals, Inc. (a)(b)	781,072	20,440,654
Agios Pharmaceuticals, Inc. (a)(b)	203,673	19,206,364
Alder Biopharmaceuticals, Inc. (a)	860,919	24,846,122
Alexion Pharmaceuticals, Inc. (a)	123,383	21,382,274
Alkermes PLC (a)	328,733	20,042,851
Alnylam Pharmaceuticals, Inc. (a)	192,160	20,065,347
AMAG Pharmaceuticals, Inc. (a)	396,834	21,690,946
Amgen, Inc.	141,469	22,613,820
Amicus Therapeutics, Inc. (a)	2,359,364	25,669,880
Anacor Pharmaceuticals, Inc. (a)	392,115	22,683,853
Arena Pharmaceuticals, Inc. (a)(b)	4,537,298	19,827,992
ARIAD Pharmaceuticals, Inc. (a)(b)	2,575,103	21,218,849
Array BioPharma, Inc. (a)(b)	2,677,779	19,735,231
Auspex Pharmaceuticals, Inc. (a)(b)	276,028	27,677,328
BioCryst Pharmaceuticals, Inc. (a)(b)	2,175,946	19,648,792
Biogen, Inc. (a)	52,829	22,306,517
BioMarin Pharmaceutical, Inc. (a)	176,710	22,021,600
Bluebird Bio, Inc. (a)	182,020	21,982,555
Celgene Corp. (a)	185,332	21,365,073
Celldex Therapeutics, Inc. (a)(b)	733,870	20,452,957
Cepheid, Inc. (a)	386,237	21,976,885
Chimerix, Inc. (a)	524,277	19,760,000
Clovis Oncology, Inc. (a)(b)	279,876	20,775,196
CTI BioPharma Corp. (a)(b)	8,599,278	15,564,693
Dyax Corp. (a)	1,261,549	21,137,254
Dynavax Technologies Corp. (a)(b)	972,804	21,819,994
Emergent Biosolutions, Inc. (a)	747,094	21,486,423
Enanta Pharmaceuticals, Inc. (a)(b)	637,572	19,522,455
Esperion Therapeutics, Inc. (a)(b)	293,405	27,169,303
Exact Sciences Corp. (a)(b)	907,788	19,989,492
Exelixis, Inc. (a)(b)(c)	8,266,773	21,245,607
Five Prime Therapeutics, Inc. (a)	842,942	19,261,225
Foundation Medicine, Inc. (a)	461,925	22,223,212
Genomic Health, Inc. (a)(b)	566,546	17,307,980
Geron Corp. (a)(b)	5,028,639	18,957,969
Gilead Sciences, Inc. (a)	219,043	21,494,690
Halozyme Therapeutics, Inc. (a)(b)	1,369,987	19,563,414
Idera Pharmaceuticals, Inc. (a)(b)	5,258,838	19,510,289
ImmunoGen, Inc. (a)(b)	2,769,714	24,788,940
Incyte Corp. (a)	244,354	22,397,488
Infinity Pharmaceuticals, Inc. (a)	1,411,635	19,734,657
Inovio Pharmaceuticals, Inc. (a)(b)(c)	3,099,995	25,295,959
Insmed, Inc. (a)	1,019,823	21,212,318
Insys Therapeutics, Inc. (a)	361,906	21,037,596
Intercept Pharmaceuticals, Inc. (a)(b)	77,536	21,866,703
Intrexon Corp. (a)(b)	469,400	21,296,678
Ironwood Pharmaceuticals, Inc. (a)	1,448,164	23,170,624
Isis Pharmaceuticals, Inc. (a)(b)	308,866	19,665,498
Karyopharm Therapeutics, Inc. (a)(b)	777,218	23,790,643
Keryx Biopharmaceuticals, Inc. (a)(b)	1,678,787	21,370,959
Kite Pharma, Inc. (a)(b)	345,934	19,953,473
KYTHERA Biopharmaceuticals, Inc. (a)	430,851	21,607,178
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	290,967	22,436,465
MacroGenics, Inc. (a)	627,689	19,690,604
MannKind Corp. (a)(b)	3,960,873	20,596,540
Medivation, Inc. (a)	169,559	21,884,980
Merrimack Pharmaceuticals, Inc. (a)(b)	1,851,091	21,990,961
MiMedx Group, Inc. (a)(b)	2,217,928	23,066,451
Momenta Pharmaceuticals, Inc. (a)	1,465,725	22,279,020
Myriad Genetics, Inc. (a)(b)	618,777	21,904,706
Neurocrine Biosciences, Inc. (a)(b)	532,775	21,156,495
NewLink Genetics Corp. (a)(b)	431,628	23,614,368
Novavax, Inc. (a)(b)	2,349,250	19,428,298
Ophthotech Corp. (a)	411,764	19,159,379
OPKO Health, Inc. (a)(b)	1,491,772	21,138,409
Orexigen Therapeutics, Inc. (a)(b)	3,100,015	24,273,117
Organovo Holdings, Inc. (a)(b)(c)	4,643,455	16,437,831
Otonomy, Inc. (a)	554,458	19,605,635
OvaScience, Inc. (a)(b)	494,392	17,170,234
Pharmacyclics, Inc. (a)	85,645	21,920,838
Portola Pharmaceuticals, Inc. (a)	536,215	20,354,721
Progenics Pharmaceuticals, Inc. (a)(b)	3,078,163	18,407,415
Prothena Corp. PLC (a)(b)	761,181	29,031,443
PTC Therapeutics, Inc. (a)(b)	297,820	18,122,347
Puma Biotechnology, Inc. (a)	91,590	21,625,315
Radius Health, Inc. (a)	460,840	18,968,174
Raptor Pharmaceutical Corp. (a)(b)	1,837,054	19,968,777
Receptos, Inc. (a)	146,093	24,089,275
Regeneron Pharmaceuticals, Inc. (a)	50,783	22,927,509
Regulus Therapeutics, Inc. (a)	1,142,650	19,356,491
Repligen Corp. (a)	697,056	21,162,620
Sangamo Biosciences, Inc. (a)	1,254,266	19,666,891
Sarepta Therapeutics, Inc. (a)(b)	1,546,689	20,540,030
Seattle Genetics, Inc. (a)(b)	569,679	20,138,153
Spectrum Pharmaceuticals, Inc. (a)(b)(c)	3,497,522	21,229,959
Synageva BioPharma Corp. (a)(b)	203,827	19,879,247
TESARO, Inc. (a)	371,629	21,331,505
TG Therapeutics, Inc. (a)(b)	1,259,288	19,493,778
Ultragenyx Pharmaceutical, Inc. (a)	381,367	23,679,077
United Therapeutics Corp. (a)	133,669	23,049,214
Vanda Pharmaceuticals, Inc. (a)(b)	2,104,547	19,572,287
Vertex Pharmaceuticals, Inc. (a)	175,955	20,757,411
XOMA Corp. (a)(b)(c)	5,922,425	21,557,627
Zafgen, Inc. (a)	492,685	19,515,253
ZIOPHARM Oncology, Inc. (a)(b)	1,638,425	17,645,837

TOTAL COMMON STOCKS —
(Cost $2,015,568,074)		2,071,492,398

SHORT TERM INVESTMENTS — 25.1%
MONEY MARKET FUNDS — 25.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	519,202,075	519,202,075

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	945,745	$945,745

TOTAL SHORT TERM INVESTMENTS —
(Cost $520,147,820)		520,147,820

TOTAL INVESTMENTS — 125.0% (g)
(Cost $2,535,715,894)		2,591,640,218
OTHER ASSETS & LIABILITIES — (25.0)%		(518,235,342)

NET ASSETS — 100.0%		$2,073,404,876

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 73.4%
Abaxis, Inc. (a)	12,500	$801,375
Abbott Laboratories	16,766	776,769
ABIOMED, Inc. (a)(b)	12,915	924,456
Accuray, Inc. (a)(b)	76,075	707,497
Analogic Corp. (a)	6,968	633,391
AtriCure, Inc. (a)(b)	13,179	270,038
Baxter International, Inc.	11,668	799,258
Becton, Dickinson and Co.	5,541	795,632
Boston Scientific Corp. (b)	47,319	839,912
C.R. Bard, Inc.	4,743	793,741
Cantel Medical Corp.	11,034	524,115
Cardiovascular Systems, Inc. (a)(b)	18,891	737,505
CONMED Corp. (a)	13,604	686,866
Cyberonics, Inc. (a)(b)	12,044	781,896
Cynosure, Inc. (Class A) (a)(b)	18,833	577,608
DexCom, Inc. (b)	13,093	816,218
Edwards Lifesciences Corp. (b)	5,807	827,265
GenMark Diagnostics, Inc. (a)(b)	13,291	172,517
Globus Medical, Inc. (Class A) (a)(b)	31,578	797,029
Greatbatch, Inc. (b)	9,416	544,716
HeartWare International, Inc. (a)(b)	9,226	809,766
Hill-Rom Holdings, Inc.	16,337	800,513
Hologic, Inc. (b)	24,341	803,862
IDEXX Laboratories, Inc. (a)(b)	5,275	814,882
Insulet Corp. (a)(b)	22,405	747,207
Integra LifeSciences Holdings Corp. (a)(b)	13,342	822,534
Intuitive Surgical, Inc. (b)	1,593	804,513
Invacare Corp.	12,741	247,303
Masimo Corp. (a)(b)	25,461	839,704
Medtronic PLC	10,278	801,581
Natus Medical, Inc. (b)	20,877	824,015
NuVasive, Inc. (a)(b)	17,031	783,256
NxStage Medical, Inc. (b)	34,810	602,213
Orthofix International NV (a)(b)	7,650	274,558
Quidel Corp. (a)(b)	30,571	824,806
ResMed, Inc. (a)	11,594	832,217
Rockwell Medical, Inc. (a)(b)	77,819	850,562
Sirona Dental Systems, Inc. (a)(b)	8,921	802,801
St. Jude Medical, Inc. (a)	11,858	775,513
STERIS Corp. (a)	11,927	838,110
Stryker Corp. (a)	8,610	794,272
Teleflex, Inc. (a)	6,609	798,565
Thoratec Corp. (a)(b)	19,803	829,548
Tornier NV (b)	28,657	751,387
Varian Medical Systems, Inc. (a)(b)	8,415	791,767
Wright Medical Group, Inc. (a)(b)	29,660	765,228
Zeltiq Aesthetics, Inc. (b)	24,229	746,980
Zimmer Holdings, Inc.	6,761	794,553

		34,980,020

HEALTH CARE SUPPLIES — 26.5%
Alere, Inc. (a)(b)	16,021	783,427
Align Technology, Inc. (a)(b)	14,040	755,141
Anika Therapeutics, Inc. (a)(b)	14,941	615,121
Cerus Corp. (a)(b)	190,771	795,515
Cooper Cos., Inc. (a)	4,229	792,599
DENTSPLY International, Inc.	15,552	791,441
Endologix, Inc. (a)(b)	46,696	797,101
Haemonetics Corp. (a)(b)	17,674	793,916
Halyard Health, Inc. (a)(b)	16,863	829,660
ICU Medical, Inc. (a)(b)	8,668	807,337
LDR Holding Corp. (a)(b)	21,558	789,885
Meridian Bioscience, Inc. (a)	24,794	473,069
Merit Medical Systems, Inc. (a)(b)	20,745	399,341
Neogen Corp. (a)(b)	13,856	647,491
OraSure Technologies, Inc. (b)	67,770	443,216
Spectranetics Corp. (a)(b)	22,501	782,135
Unilife Corp. (a)(b)	118,953	477,002
West Pharmaceutical Services, Inc. (a)	14,499	872,985

		12,646,382

TOTAL COMMON STOCKS —
(Cost $34,499,586)		47,626,402

SHORT TERM INVESTMENTS — 23.8%
MONEY MARKET FUNDS — 23.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	11,290,530	11,290,530
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	20,752	20,752

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,311,282)		11,311,282

TOTAL INVESTMENTS — 123.7% (f)
(Cost $45,810,868)		58,937,684
OTHER ASSETS & LIABILITIES — (23.7)%		(11,278,109)

NET ASSETS — 100.0%		$47,659,575

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE DISTRIBUTORS — 14.4%
AmerisourceBergen Corp.	31,666	$3,599,474
Cardinal Health, Inc. (a)	38,149	3,443,710
Henry Schein, Inc. (a)(b)	24,649	3,441,493
McKesson Corp.	14,963	3,384,631
Owens & Minor, Inc. (a)	100,614	3,404,778
Patterson Cos., Inc. (a)	69,308	3,381,537
PharMerica Corp. (b)	95,030	2,678,896

		23,334,519

HEALTH CARE FACILITIES — 28.9%
Acadia Healthcare Co., Inc. (a)(b)	47,910	3,430,356
AmSurg Corp. (b)	54,173	3,332,723
Brookdale Senior Living, Inc. (b)	88,741	3,350,860
Capital Senior Living Corp. (a)(b)	55,199	1,431,862
Community Health Systems, Inc. (a)(b)	66,925	3,498,839
Ensign Group, Inc.	37,059	1,736,585
Hanger, Inc. (a)(b)	71,106	1,613,395
HCA Holdings, Inc. (b)	46,816	3,521,968
HealthSouth Corp.	78,266	3,471,880
Kindred Healthcare, Inc.	157,235	3,740,621
LifePoint Hospitals, Inc. (a)(b)	46,040	3,381,638
Select Medical Holdings Corp. (a)	249,192	3,695,517
Tenet Healthcare Corp. (a)(b)	71,084	3,519,369
Universal Health Services, Inc. (Class B)	29,464	3,468,207
VCA, Inc. (b)	63,767	3,495,707

		46,689,527

HEALTH CARE SERVICES — 34.5%
Air Methods Corp. (a)(b)	69,714	3,247,975
Amedisys, Inc. (a)(b)	72,071	1,930,061
AMN Healthcare Services, Inc. (b)	105,525	2,434,462
Bio-Reference Laboratories, Inc. (a)(b)	71,214	2,509,581
BioScrip, Inc. (a)(b)	348,514	1,543,917
Chemed Corp. (a)	29,048	3,468,331
Corvel Corp. (b)	17,161	590,510
DaVita HealthCare Partners, Inc. (b)	41,599	3,381,167
Envision Healthcare Holdings, Inc. (a)(b)	92,272	3,538,631
ExamWorks Group, Inc. (a)(b)	86,889	3,616,320
Express Scripts Holding Co. (b)	41,314	3,584,816
Healthways, Inc. (a)(b)	109,242	2,152,068
IPC Healthcare, Inc. (a)(b)	45,437	2,119,182
Laboratory Corp. of America Holdings (b)	27,169	3,425,739
Landauer, Inc. (a)	16,841	591,793
MEDNAX, Inc. (b)	45,598	3,306,311
Omnicare, Inc. (a)	44,389	3,420,616
Premier, Inc. (Class A) (a)(b)	60,277	2,265,210
Providence Service Corp. (a)(b)	32,032	1,701,540
Quest Diagnostics, Inc. (a)	45,929	3,529,644
Team Health Holdings, Inc. (b)	59,036	3,454,196

		55,812,070

MANAGED HEALTH CARE — 21.5%
Aetna, Inc.	32,292	3,440,067
Anthem, Inc. (a)	22,411	3,460,482
Centene Corp. (a)(b)	51,411	3,634,243
Cigna Corp.	27,356	3,540,961
Health Net, Inc. (b)	58,594	3,544,351
Humana, Inc. (a)	20,190	3,594,224
Magellan Health, Inc. (b)	42,246	2,991,862
Molina Healthcare, Inc. (a)(b)	53,989	3,632,920
UnitedHealth Group, Inc.	29,170	3,450,519
WellCare Health Plans, Inc. (a)(b)	37,085	3,391,794

		34,681,423

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Aceto Corp. (a)	41,361	909,942

TOTAL COMMON STOCKS —
(Cost $149,157,905)		161,427,481

SHORT TERM INVESTMENTS — 19.8%
MONEY MARKET FUNDS — 19.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	31,795,784	31,795,784
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	144,658	144,658

TOTAL SHORT TERM INVESTMENTS —
(Cost $31,940,442)		31,940,442

TOTAL INVESTMENTS — 119.7% (f)
(Cost $181,098,347)		193,367,923
OTHER ASSETS & LIABILITIES — (19.7)%		(31,774,843)

NET ASSETS — 100.0%		$161,593,080

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 28.5%
A.O. Smith Corp.	1,037,276	$68,107,542
Allegion PLC	1,106,469	67,682,709
Armstrong World Industries, Inc. (a)	1,149,686	66,072,454
Fortune Brands Home & Security, Inc.	1,433,653	68,069,845
Lennox International, Inc.	596,697	66,645,088
Masco Corp.	2,432,156	64,938,565
Owens Corning	1,612,030	69,962,102
Simpson Manufacturing Co., Inc.	740,012	27,654,248
Trex Co., Inc. (a)	730,380	39,827,621
USG Corp. (a)(b)	2,398,665	64,044,356

		603,004,530

HOME FURNISHINGS — 6.3%
Leggett & Platt, Inc.	1,415,369	65,234,357
Tempur Sealy International, Inc. (a)	1,169,195	67,509,319

		132,743,676

HOME FURNISHING RETAIL — 15.5%
Aaron’s, Inc.	2,251,772	63,747,665
Bed Bath & Beyond, Inc. (a)(b)	857,417	65,828,190
Restoration Hardware Holdings, Inc. (a)	695,830	69,019,378
Select Comfort Corp. (a)	1,946,081	67,081,412
Williams-Sonoma, Inc.	783,354	62,441,148

		328,117,793

HOME IMPROVEMENT RETAIL — 6.1%
Home Depot, Inc.	560,510	63,679,541
Lowe’s Cos., Inc.	867,941	64,566,131

		128,245,672

HOMEBUILDING — 34.4%
Cavco Industries, Inc. (a)	139,493	10,470,345
D.R. Horton, Inc.	2,442,211	69,554,169
Lennar Corp. (Class A) (b)	1,308,019	67,768,464
M.D.C. Holdings, Inc. (b)	2,424,731	69,104,833
M/I Homes, Inc. (a)	891,695	21,258,009
NVR, Inc. (a)	48,688	64,689,798
Pulte Group, Inc.	3,057,326	67,964,357
Ryland Group, Inc.	1,447,791	70,565,333
Standard Pacific Corp. (a)	7,652,237	68,870,133
Taylor Morrison Home Corp. (Class A) (a)(c)	2,009,950	41,907,458
Toll Brothers, Inc. (a)	1,705,609	67,098,658
TRI Pointe Homes, Inc. (a)	4,377,902	67,551,028
William Lyon Homes (Class A) (a)(c)	1,572,525	40,602,596

		727,405,181

HOUSEHOLD APPLIANCES — 5.9%
Helen of Troy, Ltd. (a)	734,648	59,866,466
Whirlpool Corp.	325,657	65,802,253

		125,668,719

HOUSEHOLD DURABLES — 3.2%
Mohawk Industries, Inc. (a)	360,283	66,922,567

TOTAL COMMON STOCKS —
(Cost $1,997,880,444)		2,112,108,138

SHORT TERM INVESTMENTS — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	112,960,641	112,960,641
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	212,460	212,460

TOTAL SHORT TERM INVESTMENTS —
(Cost $113,173,101)		113,173,101

TOTAL INVESTMENTS — 105.3% (g)
(Cost $2,111,053,545)		2,225,281,239
OTHER ASSETS & LIABILITIES — (5.3)%		(112,207,789)

NET ASSETS — 100.0%		$2,113,073,450

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ALUMINUM — 10.9%
Alcoa, Inc.	1,057,373	$13,661,259
Century Aluminum Co. (a)	999,182	13,788,712
Kaiser Aluminum Corp. (b)	176,726	13,588,462

		41,038,433

COAL & CONSUMABLE FUELS — 11.3%
Cloud Peak Energy, Inc. (a)(b)	1,835,203	10,680,881
CONSOL Energy, Inc. (b)	540,184	15,065,732
Peabody Energy Corp. (b)	2,623,202	12,906,154
Westmoreland Coal Co. (a)	141,659	3,790,795

		42,443,562

DIVERSIFIED METALS & MINING — 14.4%
Compass Minerals International, Inc.	153,586	14,315,751
Freeport-McMoRan, Inc.	790,967	14,988,825
Globe Specialty Metals, Inc.	293,111	5,545,660
Horsehead Holding Corp. (a)(b)	538,781	6,820,967
Materion Corp.	78,942	3,033,741
RTI International Metals, Inc. (a)	88,950	3,194,194
SunCoke Energy, Inc.	409,208	6,113,568

		54,012,706

GOLD — 7.6%
Newmont Mining Corp.	643,385	13,967,888
Royal Gold, Inc. (b)	232,898	14,698,193

		28,666,081

PRECIOUS METALS & MINERALS — 11.4%
Coeur Mines, Inc. (a)(b)	3,020,764	14,227,798
Hecla Mining Co. (b)	4,999,565	14,898,704
Stillwater Mining Co. (a)(b)	1,081,271	13,970,021

		43,096,523

STEEL — 44.3%
AK Steel Holding Corp. (a)(b)	3,587,136	16,034,498
Allegheny Technologies, Inc.	482,180	14,470,222
Carpenter Technology Corp.	325,490	12,655,051
Cliffs Natural Resources, Inc. (b)	2,904,557	13,970,919
Commercial Metals Co.	835,859	13,532,557
Haynes International, Inc.	34,980	1,560,458
Nucor Corp.	306,691	14,577,023
Reliance Steel & Aluminum Co.	254,864	15,567,093
Schnitzer Steel Industries, Inc. (Class A)	346,111	5,489,321
Steel Dynamics, Inc.	784,972	15,777,937
TimkenSteel Corp.	501,113	13,264,461
United States Steel Corp. (b)	658,200	16,060,080
Worthington Industries, Inc.	511,532	13,611,867

		166,571,487

TOTAL COMMON STOCKS —
(Cost $580,641,786)		375,828,792

SHORT TERM INVESTMENTS — 18.4%
MONEY MARKET FUNDS — 18.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	69,204,065	69,204,065
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	129,570	129,570

TOTAL SHORT TERM INVESTMENTS —
(Cost $69,333,635)		69,333,635

TOTAL INVESTMENTS — 118.3% (f)
(Cost $649,975,421)		445,162,427
OTHER ASSETS & LIABILITIES — (18.3)%		(68,961,762)

NET ASSETS — 100.0%		$376,200,665

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 27.5%
Atwood Oceanics, Inc. (a)	191,055	$5,370,556
Diamond Offshore Drilling, Inc. (a)	197,967	5,303,536
Ensco PLC (Class A) (a)	258,520	5,447,016
Helmerich & Payne, Inc. (a)	84,600	5,758,722
Nabors Industries, Ltd.	442,229	6,036,426
Noble Corp. PLC (a)	390,043	5,569,814
Parker Drilling Co. (a)(b)	434,129	1,515,110
Patterson-UTI Energy, Inc.	310,004	5,820,325
Pioneer Energy Services Corp. (b)	683,902	3,706,749
Rowan Cos. PLC (Class A) (a)	293,852	5,204,119
Transocean, Ltd. (a)	388,883	5,704,914
Unit Corp. (b)	205,994	5,763,712

		61,200,999

OIL & GAS EQUIPMENT & SERVICES — 72.4%
Baker Hughes, Inc.	89,637	5,699,121
Bristow Group, Inc. (a)	89,823	4,890,862
C&J Energy Services, Ltd. (a)(b)	454,692	5,060,722
Cameron International Corp. (b)	122,917	5,546,015
CARBO Ceramics, Inc. (a)	151,849	4,632,913
Core Laboratories NV (a)	53,749	5,616,233
Dresser-Rand Group, Inc. (b)	65,348	5,250,712
Dril-Quip, Inc. (a)(b)	79,965	5,468,806
Era Group, Inc. (b)	54,105	1,127,548
Exterran Holdings, Inc.	176,113	5,912,113
FMC Technologies, Inc. (b)	143,906	5,325,961
Forum Energy Technologies, Inc. (b)	285,286	5,591,606
Frank’s International NV (a)	239,589	4,480,314
Gulfmark Offshore, Inc. (Class A) (a)	368,033	4,799,150
Halliburton Co.	131,574	5,773,467
Helix Energy Solutions Group, Inc. (b)	392,351	5,869,571
Hornbeck Offshore Services, Inc. (a)(b)	272,197	5,120,026
Matrix Service Co. (b)	142,211	2,497,225
McDermott International, Inc. (a)(b)	1,573,964	6,044,022
National Oilwell Varco, Inc.	107,507	5,374,275
Newpark Resources, Inc. (b)	382,372	3,483,409
Oceaneering International, Inc.	107,147	5,778,438
Oil States International, Inc. (b)	129,472	5,149,102
RigNet, Inc. (a)(b)	104,556	2,989,256
RPC, Inc. (a)	443,701	5,683,810
Schlumberger, Ltd.	65,628	5,476,000
SEACOR Holdings, Inc. (a)(b)	75,901	5,288,023
Superior Energy Services, Inc.	258,107	5,766,110
Tesco Corp. (a)	188,512	2,143,381
Tetra Technologies, Inc. (b)	449,482	2,777,799
Tidewater, Inc. (a)	226,046	4,326,520
US Silica Holdings, Inc. (a)	179,527	6,392,957
Weatherford International PLC (b)	448,528	5,516,894

		160,852,361

TOTAL COMMON STOCKS —
(Cost $292,487,786)		222,053,360

SHORT TERM INVESTMENTS — 24.3%
MONEY MARKET FUNDS — 24.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	53,538,339	53,538,339
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	582,663	582,663

TOTAL SHORT TERM INVESTMENTS —
(Cost $54,121,002)		54,121,002

TOTAL INVESTMENTS — 124.2% (f)
(Cost $346,608,788)		276,174,362
OTHER ASSETS & LIABILITIES — (24.2)%		(53,810,567)

NET ASSETS — 100.0%		$222,363,795

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 6.5%
Chevron Corp.	189,444	$19,887,831
ConocoPhillips	312,290	19,443,176
Exxon Mobil Corp.	229,508	19,508,180
Marathon Oil Corp.	746,538	19,492,107
Occidental Petroleum Corp.	264,245	19,289,885

		97,621,179

OIL & GAS EXPLORATION & PRODUCTION — 75.4%
Anadarko Petroleum Corp.	245,435	20,324,472
Antero Resources Corp. (a)(b)	547,379	19,333,426
Apache Corp.	324,229	19,560,736
Bill Barrett Corp. (a)(b)	2,202,205	18,278,301
Bonanza Creek Energy, Inc. (a)	794,050	19,581,273
Cabot Oil & Gas Corp.	684,503	20,213,374
California Resources Corp. (b)	2,843,028	21,635,443
Callon Petroleum Co. (a)	2,801,664	20,928,430
Carrizo Oil & Gas, Inc. (a)	408,491	20,281,578
Chesapeake Energy Corp. (b)	1,394,747	19,749,617
Cimarex Energy Co.	180,343	20,755,676
Cobalt International Energy, Inc. (a)(b)	2,145,669	20,190,745
Concho Resources, Inc. (a)	182,438	21,148,213
Contango Oil & Gas Co. (a)(b)	714,053	15,709,166
Continental Resources, Inc. (a)(b)	466,034	20,351,705
Denbury Resources, Inc. (b)	2,633,026	19,194,760
Devon Energy Corp.	333,612	20,120,140
Diamondback Energy, Inc. (a)	276,216	21,224,437
Energen Corp.	311,826	20,580,516
Energy XXI, Ltd. (b)(c)	6,310,469	22,970,107
EOG Resources, Inc.	225,423	20,669,035
EP Energy Corp. (Class A) (a)(b)	1,996,641	20,924,798
EQT Corp.	252,508	20,925,338
EXCO Resources, Inc. (b)	12,498,022	22,871,380
Gulfport Energy Corp. (a)	427,157	19,610,778
Halcon Resources Corp. (a)(b)	11,664,753	17,963,720
Hess Corp.	278,919	18,930,233
Kosmos Energy, Ltd. (a)	2,364,531	18,703,440
Laredo Petroleum, Inc. (a)(b)	1,721,517	22,448,582
Magnum Hunter Resources Corp. (a)(b)	8,404,818	22,440,864
Matador Resources Co. (a)(b)	921,794	20,205,724
Memorial Resource Development Corp. (a)	1,097,288	19,465,889
Murphy Oil Corp.	411,018	19,153,439
Newfield Exploration Co. (a)	613,774	21,537,330
Noble Energy, Inc.	437,125	21,375,412
Northern Oil and Gas, Inc. (a)(b)	2,714,656	20,929,998
Oasis Petroleum, Inc. (a)(b)	1,381,738	19,648,314
Parsley Energy, Inc. (Class A) (a)(b)	1,317,405	21,052,132
PDC Energy, Inc. (a)	370,956	20,046,462
Penn Virginia Corp. (a)(b)	2,789,381	18,075,189
Pioneer Natural Resources Co.	124,461	20,350,618
QEP Resources, Inc.	942,981	19,661,154
Range Resources Corp. (b)	424,967	22,115,283
Rice Energy, Inc. (a)(b)	1,039,280	22,614,733
Rosetta Resources, Inc. (a)	1,128,821	19,212,533
RSP Permian, Inc. (a)	672,291	16,935,010
Sanchez Energy Corp. (a)(b)	1,526,274	19,856,825
SandRidge Energy, Inc. (a)(b)	13,004,746	23,148,448
SM Energy Co.	441,839	22,834,239
Southwestern Energy Co. (a)(b)	861,140	19,969,837
Stone Energy Corp. (a)	1,240,899	18,216,397
Synergy Resources Corp. (a)	1,722,995	20,417,491
Triangle Petroleum Corp. (a)(b)	3,826,474	19,247,164
Ultra Petroleum Corp. (a)(b)	1,271,281	19,870,122
Whiting Petroleum Corp. (a)	481,212	14,869,451
WPX Energy, Inc. (a)(b)	1,764,148	19,282,138

		1,127,711,615

OIL & GAS REFINING & MARKETING — 18.0%
Alon USA Energy, Inc.	1,326,481	21,979,790
Clean Energy Fuels Corp. (a)(b)	3,751,839	20,016,061
CVR Energy, Inc.	494,133	21,030,301
Delek US Holdings, Inc.	533,152	21,192,792
Green Plains, Inc.	685,908	19,582,673
HollyFrontier Corp.	491,960	19,811,229
Marathon Petroleum Corp.	200,093	20,487,522
PBF Energy, Inc.	641,316	21,753,439
Phillips 66	257,880	20,269,368
Tesoro Corp.	223,167	20,372,916
Valero Energy Corp.	328,763	20,915,902
Western Refining, Inc.	418,169	20,653,367
World Fuel Services Corp.	355,786	20,450,579

		268,515,939

TOTAL COMMON STOCKS —
(Cost $1,846,948,718)		1,493,848,733

WARRANTS — 0.0% (d)
OIL & GAS EXPLORATION & PRODUCTION — 0.0% (d)
Magnum Hunter Resources Corp. (expiring 04/15/16) (a)(b)(e) (Cost $0)	273,090	0

SHORT TERM INVESTMENTS — 14.1%
MONEY MARKET FUNDS — 14.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	210,230,864	210,230,864
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g)(h)	1,251,141	1,251,141

TOTAL SHORT TERM INVESTMENTS —
(Cost $211,482,005)		211,482,005

TOTAL INVESTMENTS — 114.0% (i)
(Cost $2,058,430,723)		1,705,330,738
OTHER ASSETS & LIABILITIES — (14.0)%		(209,261,551)

NET ASSETS — 100.0%		$1,496,069,187

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
AbbVie, Inc.	627,521	$36,735,079
Actavis PLC (a)	121,727	36,228,390
Aerie Pharmaceuticals, Inc. (a)	694,982	21,780,736
Akorn, Inc. (a)(b)	881,715	41,890,280
ANI Pharmaceuticals, Inc. (a)(c)	603,238	37,732,537
Aratana Therapeutics, Inc. (a)	597,072	9,559,123
BioDelivery Sciences International, Inc. (a)(b)	1,860,772	19,538,106
Bristol-Myers Squibb Co.	544,286	35,106,447
Catalent, Inc. (a)	889,170	27,697,645
Cempra, Inc. (a)	940,204	32,258,399
DepoMed, Inc. (a)(b)	1,444,297	32,366,696
Eli Lilly & Co.	520,715	37,829,945
Endo International PLC (a)	416,769	37,384,179
Horizon Pharma PLC (a)(b)	1,619,814	42,066,570
Hospira, Inc. (a)	415,634	36,509,291
Impax Laboratories, Inc. (a)	803,986	37,682,824
Jazz Pharmaceuticals PLC (a)(b)	207,872	35,918,203
Johnson & Johnson	366,878	36,907,927
Lannett Co., Inc. (a)(b)	559,647	37,893,698
Mallinckrodt PLC (a)	293,194	37,133,020
Medicines Co. (a)	1,274,395	35,708,548
Merck & Co., Inc.	647,622	37,225,313
Mylan NV (a)	609,068	36,148,186
Nektar Therapeutics (a)(b)	2,615,017	28,765,187
Omeros Corp. (a)(b)	732,461	16,136,116
Pacira Pharmaceuticals, Inc. (a)(b)	391,767	34,808,498
Perrigo Co. PLC	218,717	36,208,599
Pfizer, Inc.	1,070,518	37,243,321
Phibro Animal Health Corp. (Class A)	397,302	14,068,464
Prestige Brands Holdings, Inc. (a)	645,902	27,702,737
Relypsa, Inc. (a)	901,604	32,520,856
Sagent Pharmaceuticals, Inc. (a)	660,703	15,361,345
Salix Pharmaceuticals, Ltd. (a)(b)	214,808	37,120,970
Tetraphase Pharmaceuticals, Inc. (a)	953,788	34,946,792
TherapeuticsMD, Inc. (a)(b)	1,849,500	11,189,475
Theravance Biopharma, Inc. (a)(b)	609,119	10,568,215
Theravance, Inc. (b)	1,902,327	29,904,580
XenoPort, Inc. (a)	2,019,571	14,379,345
Zoetis, Inc.	783,523	36,269,280

TOTAL COMMON STOCKS —
(Cost $991,871,801)		1,196,494,922

SHORT TERM INVESTMENTS — 14.3%
MONEY MARKET FUNDS — 14.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	167,856,622	167,856,622
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	2,979,820	2,979,820

TOTAL SHORT TERM INVESTMENTS —
(Cost $170,836,442)		170,836,442

TOTAL INVESTMENTS — 114.2% (g)
(Cost $1,162,708,243)		1,367,331,364
OTHER ASSETS & LIABILITIES — (14.2)%		(169,785,375)

NET ASSETS — 100.0%		$1,197,545,989

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPAREL RETAIL — 24.2%
Abercrombie & Fitch Co. (Class A) (a)	578,660	$12,753,666
American Eagle Outfitters, Inc.	698,566	11,931,507
ANN, Inc. (b)	299,001	12,268,011
Ascena Retail Group, Inc. (b)	879,798	12,765,869
Brown Shoe Co., Inc.	402,542	13,203,378
Buckle, Inc. (a)	251,786	12,863,747
Cato Corp. (Class A)	295,909	11,717,996
Chico’s FAS, Inc.	675,204	11,944,359
Children’s Place, Inc.	195,372	12,540,929
DSW, Inc. (Class A)	325,595	12,007,944
Express, Inc. (b)	744,927	12,313,643
Finish Line, Inc. (Class A)	508,773	12,475,114
Foot Locker, Inc.	197,447	12,439,161
Francesca’s Holdings Corp. (b)	791,767	14,093,453
Gap, Inc.	294,097	12,743,223
Genesco, Inc. (b)	178,950	12,746,609
Guess?, Inc. (a)	694,063	12,902,631
L Brands, Inc.	133,026	12,543,022
Men’s Wearhouse, Inc.	234,011	12,215,374
Ross Stores, Inc.	114,217	12,033,903
Stage Stores, Inc.	542,016	12,423,007
TJX Cos., Inc.	177,989	12,468,129
Urban Outfitters, Inc. (a)(b)	270,005	12,325,728
Zumiez, Inc. (b)	324,886	13,076,661

		300,797,064

AUTOMOTIVE RETAIL — 13.9%
Advance Auto Parts, Inc.	80,891	12,108,574
Asbury Automotive Group, Inc. (b)	158,630	13,182,153
AutoNation, Inc. (b)	196,606	12,647,664
AutoZone, Inc. (b)	18,574	12,670,440
CarMax, Inc. (b)	191,133	13,190,088
CST Brands, Inc.	291,591	12,780,433
Group 1 Automotive, Inc.	151,123	13,046,448
Lithia Motors, Inc. (Class A)	131,296	13,052,135
Monro Muffler Brake, Inc. (a)	190,503	12,392,220
Murphy USA, Inc. (b)	172,786	12,504,523
O’Reilly Automotive, Inc. (b)	57,462	12,425,583
Penske Automotive Group, Inc.	242,669	12,495,027
Pep Boys-Manny, Moe & Jack (b)	750,051	7,215,491
Sonic Automotive, Inc. (Class A)	501,932	12,498,107

		172,208,886

CATALOG RETAIL — 1.0%
HSN, Inc.	180,983	12,348,470

COMPUTER & ELECTRONICS RETAIL — 2.8%
Best Buy Co., Inc.	298,575	11,283,149
GameStop Corp. (Class A) (a)	297,329	11,286,609
Rent-A-Center, Inc.	444,106	12,186,269

		34,756,027

DEPARTMENT STORES — 6.1%
Dillard’s, Inc. (Class A)	91,672	12,514,145
J.C. Penney Co., Inc. (a)(b)	1,565,141	13,162,836
Kohl’s Corp.	163,325	12,780,181
Macy’s, Inc.	190,992	12,397,291
Nordstrom, Inc.	150,516	12,089,445
Sears Holdings Corp. (a)(b)	316,678	13,104,135

		76,048,033

DRUG RETAIL — 4.3%
CVS Health Corp.	117,223	12,098,586
Diplomat Pharmacy, Inc. (a)(b)	432,191	14,945,165
Rite Aid Corp. (b)	1,623,897	14,111,665
Walgreens Boots Alliance, Inc.	144,422	12,229,655

		53,385,071

FOOD RETAIL — 5.9%
Casey’s General Stores, Inc.	137,439	12,383,254
Fresh Market, Inc. (a)(b)	292,432	11,884,437
Kroger Co.	158,531	12,152,986
Sprouts Farmers Market, Inc. (b)	349,317	12,306,438
SUPERVALU, Inc. (b)	1,111,017	12,921,128
Whole Foods Market, Inc.	223,088	11,618,423

		73,266,666

GENERAL MERCHANDISE STORES — 8.3%
Big Lots, Inc. (a)	241,691	11,608,419
Burlington Stores, Inc. (b)	206,498	12,270,111
Conn’s, Inc. (a)(b)	441,730	13,375,584
Dollar General Corp. (b)	162,788	12,270,960
Dollar Tree, Inc. (b)	147,768	11,990,634
Family Dollar Stores, Inc.	152,656	12,096,461
Fred’s, Inc. (Class A)	321,607	5,496,264
Target Corp.	152,760	12,537,013
Tuesday Morning Corp. (a)	681,270	10,968,447

		102,613,893

HYPERMARKETS & SUPER CENTERS — 3.0%
Costco Wholesale Corp.	81,050	12,278,669
PriceSmart, Inc.	153,856	13,074,683
Wal-Mart Stores, Inc.	147,819	12,158,113

		37,511,465

INTERNET RETAIL — 13.5%
Amazon.com, Inc. (b)	32,695	12,165,810
Blue Nile, Inc. (a)(b)	385,033	12,259,451
Expedia, Inc.	132,341	12,457,258
FTD Cos., Inc. (b)	341,274	10,217,744
Groupon, Inc. (b)	1,557,188	11,227,325
Lands’ End, Inc. (a)(b)	328,853	11,799,246
Liberty TripAdvisor Holdings, Inc. (Class A) (b)	388,632	12,354,611
Netflix, Inc. (b)	27,612	11,505,644
NutriSystem, Inc.	636,053	12,708,339
Orbitz Worldwide, Inc. (b)	1,033,224	12,047,392
Priceline Group, Inc. (b)	10,403	12,110,652
Shutterfly, Inc. (b)	253,425	11,464,947
Travelport Worldwide, Ltd. (a)	792,931	13,241,948
TripAdvisor, Inc. (b)	146,724	12,203,035

		167,763,402

SPECIALIZED CONSUMER SERVICES — 1.0%
Outerwall, Inc. (a)	182,049	12,037,080

SPECIALTY STORES — 15.9%
Barnes & Noble, Inc. (b)	513,340	12,191,825
Cabela’s, Inc. (a)(b)	210,496	11,783,566
Dick’s Sporting Goods, Inc.	212,750	12,124,623
Five Below, Inc. (b)	389,218	13,844,484
GNC Holdings, Inc. (Class A)	263,416	12,925,823

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Hibbett Sports, Inc. (b)	238,055	$11,678,978
MarineMax, Inc. (b)	454,376	12,045,508
Michaels Cos., Inc. (b)	427,305	11,562,873
Office Depot, Inc. (b)	1,314,411	12,092,581
Sally Beauty Holdings, Inc. (b)	361,044	12,409,082
Signet Jewelers, Ltd.	97,585	13,543,822
Staples, Inc.	755,661	12,305,939
Tiffany & Co.	140,943	12,404,394
Tractor Supply Co.	140,251	11,929,750
Ulta Salon Cosmetics & Fragrance, Inc. (b)	80,523	12,146,895
Vitamin Shoppe, Inc. (b)	293,803	12,101,746

		197,091,889

TOTAL COMMON STOCKS —
(Cost $1,263,310,825)		1,239,827,946

SHORT TERM INVESTMENTS — 6.3%
MONEY MARKET FUNDS — 6.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	77,413,149	77,413,149
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	750,610	750,610

TOTAL SHORT TERM INVESTMENTS —
(Cost $78,163,759)		78,163,759

TOTAL INVESTMENTS — 106.2% (f)
(Cost $1,341,474,584)		1,317,991,705
OTHER ASSETS & LIABILITIES — (6.2)%		(76,725,047)

NET ASSETS — 100.0%		$1,241,266,658

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
SEMICONDUCTORS — 100.0%
Advanced Micro Devices, Inc. (a)(b)	1,585,872	$4,250,137
Altera Corp.	124,414	5,338,605
Analog Devices, Inc.	75,770	4,773,510
Applied Micro Circuits Corp. (a)(b)	407,691	2,079,224
Atmel Corp.	515,534	4,242,845
Avago Technologies, Ltd.	34,927	4,435,030
Broadcom Corp. (Class A)	98,526	4,265,683
Cavium, Inc. (b)	62,183	4,403,800
CEVA, Inc. (b)	31,507	671,729
Cirrus Logic, Inc. (b)	130,213	4,330,884
Cree, Inc. (a)(b)	119,064	4,225,581
Cypress Semiconductor Corp. (b)	273,428	3,858,069
Diodes, Inc. (b)	51,057	1,458,188
Exar Corp. (b)	58,672	589,654
Fairchild Semiconductor International, Inc. (b)	229,977	4,180,982
First Solar, Inc. (b)	71,977	4,303,505
Freescale Semiconductor, Ltd. (b)	102,466	4,176,514
Inphi Corp. (b)	178,939	3,190,482
Integrated Device Technology, Inc. (b)	213,248	4,269,225
Integrated Silicon Solution, Inc.	48,476	867,236
Intel Corp.	140,965	4,407,976
Intersil Corp. (Class A)	294,301	4,214,390
Lattice Semiconductor Corp. (b)	508,323	3,222,768
Linear Technology Corp.	93,227	4,363,024
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	127,321	4,743,980
Marvell Technology Group, Ltd.	271,566	3,992,020
Maxim Integrated Products, Inc.	123,742	4,307,459
Micrel, Inc.	93,157	1,404,808
Microchip Technology, Inc. (a)	88,076	4,306,916
Micron Technology, Inc. (b)	151,844	4,119,528
Microsemi Corp. (b)	131,358	4,650,073
Monolithic Power Systems, Inc.	82,908	4,365,106
NVIDIA Corp.	192,086	4,019,400
OmniVision Technologies, Inc. (b)	166,095	4,379,925
ON Semiconductor Corp. (b)	347,486	4,208,055
PMC-Sierra, Inc. (b)	452,131	4,195,776
Power Integrations, Inc.	68,724	3,579,146
Qorvo, Inc. (b)	60,134	4,792,680
Rambus, Inc. (b)	174,737	2,197,318
Semtech Corp. (b)	113,365	3,020,610
Silicon Laboratories, Inc. (b)	86,188	4,375,765
Skyworks Solutions, Inc.	46,949	4,614,617
SunPower Corp. (a)(b)	135,138	4,231,171
Synaptics, Inc. (a)(b)	54,979	4,470,068
Texas Instruments, Inc.	76,373	4,367,390
Xilinx, Inc.	109,675	4,639,252

TOTAL COMMON STOCKS —
(Cost $172,943,964)		175,100,104

SHORT TERM INVESTMENTS — 5.8%
MONEY MARKET FUNDS — 5.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,120,902	10,120,902
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	63,577	63,577

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,184,479)		10,184,479

TOTAL INVESTMENTS — 105.8% (f)
(Cost $183,128,443)		185,284,583
OTHER ASSETS & LIABILITIES — (5.8)%		(10,109,858)

NET ASSETS — 100.0%		$175,174,725

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 26.9%
ACI Worldwide, Inc. (a)	8,443	$182,875
Adobe Systems, Inc. (a)(b)	2,193	162,150
Advent Software, Inc. (b)	3,853	169,956
Ansys, Inc. (a)	2,004	176,733
Aspen Technology, Inc. (a)	4,619	177,785
Autodesk, Inc. (a)	2,814	165,013
Blackbaud, Inc. (b)	3,799	179,997
Bottomline Technologies, Inc. (a)(b)	6,180	169,147
BroadSoft, Inc. (a)(b)	5,059	169,274
Cadence Design Systems, Inc. (a)(b)	9,396	173,262
Callidus Software, Inc. (a)(b)	12,816	162,507
CDK Global, Inc.	3,636	170,019
Citrix Systems, Inc. (a)	2,824	180,369
Comverse, Inc. (a)	7,918	155,985
Ebix, Inc. (b)	5,760	174,989
Ellie Mae, Inc. (a)(b)	3,224	178,319
FactSet Research Systems, Inc. (b)	1,121	178,463
Fair Isaac Corp. (b)	2,025	179,658
Guidewire Software, Inc. (a)	3,259	171,456
Informatica Corp. (a)	3,922	171,999
Interactive Intelligence Group (a)(b)	4,047	166,656
Intuit, Inc.	1,746	169,292
Manhattan Associates, Inc. (a)	3,366	170,353
Mentor Graphics Corp. (b)	7,127	171,262
MicroStrategy, Inc. (a)	1,036	175,281
Monotype Imaging Holdings, Inc. (b)	5,137	167,672
Netscout Systems, Inc. (a)(b)	4,074	178,645
Nuance Communications, Inc. (a)	12,271	176,089
Pegasystems, Inc. (b)	8,298	180,482
PROS Holdings, Inc. (a)(b)	7,249	179,123
PTC, Inc. (a)	5,157	186,529
QLIK Technologies, Inc. (a)	5,540	172,460
RealPage, Inc. (a)(b)	8,837	177,977
Salesforce.com, Inc. (a)(b)	2,635	176,044
SolarWinds, Inc. (a)	3,560	182,414
Solera Holdings, Inc. (b)	3,349	173,009
Splunk, Inc. (a)(b)	2,709	160,373
SS&C Technologies Holdings, Inc.	2,745	171,014
Synchronoss Technologies, Inc. (a)(b)	3,679	174,605
Synopsys, Inc. (a)	3,763	174,302
Tangoe, Inc. (a)(b)	13,402	184,948
TiVo, Inc. (a)	15,996	169,718
Tyler Technologies, Inc. (a)	1,412	170,188
Ultimate Software Group, Inc. (a)(b)	1,018	173,014
Verint Systems, Inc. (a)	2,884	178,606
Workday, Inc. (Class A) (a)(b)	2,062	174,053

		7,984,065

ASSET MANAGEMENT & CUSTODY BANKS — 0.4%
Actua Corp. (a)	7,125	110,366

DATA PROCESSING & OUTSOURCED SERVICES — 19.4%
Alliance Data Systems Corp. (a)	599	177,454
Automatic Data Processing, Inc.	1,982	169,738
Blackhawk Network Holdings, Inc. (a)(b)	1,255	44,891
Blackhawk Network Holdings, Inc. (Class B) (a)	3,753	133,419
Broadridge Financial Solutions, Inc.	3,282	180,543
Cardtronics, Inc. (a)(b)	4,588	172,509
Computer Sciences Corp.	2,526	164,897
Convergys Corp. (b)	7,793	178,226
CoreLogic, Inc. (a)	5,259	185,485
CSG Systems International, Inc. (b)	5,813	176,657
DST Systems, Inc.	1,623	179,682
Euronet Worldwide, Inc. (a)(b)	3,200	188,000
EVERTEC, Inc.	7,653	167,295
ExlService Holdings, Inc. (a)	4,819	179,267
Fidelity National Information Services, Inc. (b)	2,606	177,364
Fiserv, Inc. (a)	2,199	174,601
FleetCor Technologies, Inc. (a)	1,154	174,162
Genpact, Ltd. (a)	7,518	174,793
Global Payments, Inc.	1,909	175,017
Heartland Payment Systems, Inc.	3,526	165,193
Jack Henry & Associates, Inc. (b)	2,555	178,569
Mastercard, Inc. (Class A) (b)	1,940	167,597
NeuStar, Inc. (Class A) (a)(b)	7,646	188,245
Paychex, Inc. (b)	3,409	169,138
Sabre Corp. (b)	7,698	187,061
Sykes Enterprises, Inc. (a)	7,175	178,299
Syntel, Inc. (a)(b)	3,391	175,416
TeleTech Holdings, Inc.	5,730	145,829
Total System Services, Inc.	4,491	171,332
Vantiv, Inc. (Class A) (a)	4,658	175,607
VeriFone Systems, Inc. (a)(b)	4,906	171,170
Visa, Inc. (Class A) (b)	2,569	168,038
Western Union Co. (b)	8,724	181,546
WEX, Inc. (a)(b)	1,640	176,070

		5,773,110

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.1%
CoStar Group, Inc. (a)(b)	887	175,475
Global Cash Access Holdings, Inc. (a)	20,432	155,692

		331,167

HOME ENTERTAINMENT SOFTWARE — 3.0%
Activision Blizzard, Inc. (b)	7,403	168,233
Electronic Arts, Inc. (a)	3,078	181,033
Glu Mobile, Inc. (a)(b)	36,524	182,985
Take-Two Interactive Software, Inc. (a)(b)	6,693	170,370
Zynga, Inc. (Class A) (a)(b)	65,715	187,288

		889,909

INTERNET RETAIL — 1.2%
HomeAway, Inc. (a)(b)	5,615	169,404
RetailMeNot, Inc. (a)	10,265	184,873

		354,277

INTERNET SOFTWARE & SERVICES — 25.6%
Akamai Technologies, Inc. (a)(b)	2,404	170,792
AOL, Inc. (a)(b)	4,411	174,720
Bankrate, Inc. (a)	13,627	154,530
Bazaarvoice, Inc. (a)(b)	27,720	156,618
Blucora, Inc. (a)(b)	11,820	161,461
comScore, Inc. (a)	3,421	175,155
Constant Contact, Inc. (a)(b)	4,451	170,073
Cornerstone OnDemand, Inc. (a)(b)	5,719	165,222
Cvent, Inc. (a)	6,111	171,353
Dealertrack Technologies, Inc. (a)(b)	4,577	176,306
Demandware, Inc. (a)(b)	2,733	166,440

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Dice Holdings, Inc. (a)(b)	18,400	$164,128
EarthLink Holdings Corp. (b)	37,162	164,999
eBay, Inc. (a)(b)	2,863	165,138
Endurance International Group Holdings, Inc. (a)(b)	9,456	180,231
Envestnet, Inc. (a)(b)	3,159	177,157
Equinix, Inc. (b)	738	171,843
Facebook, Inc. (Class A) (a)	2,181	179,311
Gogo, Inc. (a)(b)	8,464	161,324
Google, Inc. (Class A) (a)(b)	156	86,533
Google, Inc. (Class C) (a)	154	84,392
GrubHub, Inc. (a)	3,846	174,570
IAC/InterActiveCorp.	2,504	168,945
j2 Global, Inc. (b)	2,524	165,776
LinkedIn Corp. (Class A) (a)	657	164,158
LivePerson, Inc. (a)(b)	15,169	155,255
LogMeIn, Inc. (a)	3,192	178,720
Marketo, Inc. (a)(b)	6,491	166,299
Monster Worldwide, Inc. (a)(b)	26,347	167,040
NIC, Inc.	9,913	175,163
Pandora Media, Inc. (a)(b)	10,353	167,822
Perficient, Inc. (a)(b)	6,823	141,168
Rackspace Hosting, Inc. (a)	3,309	170,711
SciQuest, Inc. (a)(b)	7,316	123,860
Shutterstock, Inc. (a)(b)	2,639	181,220
SPS Commerce, Inc. (a)	2,483	166,609
Stamps.com, Inc. (a)	3,011	202,610
Textura Corp. (a)	6,857	186,373
Twitter, Inc. (a)	3,648	182,692
VeriSign, Inc. (a)(b)	2,675	179,145
Web.com Group, Inc. (a)(b)	9,487	179,779
WebMD Health Corp. (a)(b)	3,896	170,781
Xoom Corp. (a)(b)	10,995	161,517
Yahoo!, Inc. (a)(b)	3,970	176,407
Yelp, Inc. (a)(b)	3,664	173,490
Zillow Group, Inc. (Class A) (a)(b)	1,613	161,784

		7,619,620

IT CONSULTING & OTHER SERVICES — 10.8%
Accenture PLC (Class A) (b)	1,949	182,602
Acxiom Corp. (a)	9,053	167,390
Booz Allen Hamilton Holding Corp.	5,964	172,598
CACI International, Inc. (Class A) (a)	1,980	178,042
Cognizant Technology Solutions Corp. (Class A) (a)	2,784	173,694
EnerNOC, Inc. (a)(b)	15,847	180,656
EPAM Systems, Inc. (a)	2,769	169,712
Forrester Research, Inc.	2,347	86,323
Gartner, Inc. (a)(b)	2,118	177,594
iGate Corp. (a)(b)	3,913	166,929
International Business Machines Corp.	1,103	177,031
Leidos Holdings, Inc. (b)	3,881	162,847
ManTech International Corp. (Class A) (b)	5,232	177,574
MAXIMUS, Inc. (b)	2,719	181,520
Science Applications International Corp.	3,202	164,423
Teradata Corp. (a)(b)	4,039	178,281
Unisys Corp. (a)	7,336	170,268
Virtusa Corp. (a)	4,241	175,493
Xerox Corp.	13,349	171,535

		3,214,512

SYSTEMS SOFTWARE — 11.5%
CA, Inc.	5,422	176,811
CommVault Systems, Inc. (a)	3,782	165,273
FireEye, Inc. (a)(b)	4,049	158,923
Fortinet, Inc. (a)(b)	5,128	179,224
Gigamon, Inc. (a)	7,968	169,240
Imperva, Inc. (a)	4,050	172,935
Infoblox, Inc. (a)	7,181	171,411
Microsoft Corp.	4,113	167,214
NetSuite, Inc. (a)(b)	1,831	169,844
Oracle Corp.	3,996	172,427
Progress Software Corp. (a)	6,375	173,209
Proofpoint, Inc. (a)(b)	3,007	178,075
Qualys, Inc. (a)	3,909	181,690
Red Hat, Inc. (a)	2,573	194,905
Rovi Corp. (a)(b)	7,818	142,366
ServiceNow, Inc. (a)(b)	2,213	174,340
Symantec Corp.	7,286	170,237
Tableau Software, Inc. (Class A) (a)	1,837	169,959
VASCO Data Security International, Inc. (a)(b)	8,002	172,363
VMware, Inc. (Class A) (a)(b)	2,081	170,663

		3,431,109

TOTAL COMMON STOCKS —
(Cost $24,777,040)		29,708,135

SHORT TERM INVESTMENTS — 23.7%
MONEY MARKET FUNDS — 23.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,013,055	7,013,055
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	38,135	38,135

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,051,190)		7,051,190

TOTAL INVESTMENTS — 123.6% (f)
(Cost $31,828,230)		36,759,325
OTHER ASSETS & LIABILITIES — (23.6)%		(7,009,777)

NET ASSETS — 100.0%		$29,749,548

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
ALTERNATIVE CARRIERS — 12.3%
8x8, Inc. (a)(b)	150,171	$1,261,436
Cogent Communications Holdings, Inc.	57,162	2,019,534
Globalstar, Inc. (a)(b)	437,612	1,457,248
inContact, Inc. (a)(b)	66,593	725,864
Inteliquent, Inc. (b)	67,949	1,069,517
Iridium Communications, Inc. (a)(b)	156,090	1,515,634
Level 3 Communications, Inc. (a)	36,595	1,970,275
Vonage Holdings Corp. (a)(b)	225,675	1,108,064

		11,127,572

COMMUNICATIONS EQUIPMENT — 62.5%
ADTRAN, Inc. (b)	100,160	1,869,987
Arris Group, Inc. (a)	66,836	1,931,226
Aruba Networks, Inc. (a)	81,547	1,997,086
Black Box Corp. (b)	10,782	225,667
Brocade Communications Systems, Inc.	166,622	1,976,970
CalAmp Corp. (a)(b)	101,911	1,649,939
Calix, Inc. (a)(b)	68,393	573,817
Ciena Corp. (a)(b)	96,482	1,863,067
Cisco Systems, Inc.	71,356	1,964,074
CommScope Holding Co., Inc. (a)	67,147	1,916,375
Comtech Telecommunications Corp.	30,758	890,444
EchoStar Corp. (Class A) (a)(b)	27,644	1,429,748
Emulex Corp. (a)	195,941	1,561,650
Extreme Networks, Inc. (a)(b)	187,580	592,753
F5 Networks, Inc. (a)	17,730	2,037,886
Finisar Corp. (a)(b)	88,208	1,882,359
Harmonic, Inc. (a)	109,772	813,411
Harris Corp.	27,691	2,180,943
Infinera Corp. (a)(b)	107,733	2,119,108
InterDigital, Inc. (b)	37,701	1,912,949
Ixia (a)(b)	56,840	689,469
JDS Uniphase Corp. (a)	146,204	1,918,196
Juniper Networks, Inc.	84,998	1,919,255
Motorola Solutions, Inc.	30,777	2,051,903
Netgear, Inc. (a)	44,368	1,458,820
Palo Alto Networks, Inc. (a)(b)	14,095	2,058,998
Plantronics, Inc. (b)	37,259	1,972,864
Polycom, Inc. (a)	153,717	2,059,808
QUALCOMM, Inc.	29,016	2,011,969
Riverbed Technology, Inc. (a)(b)	95,536	1,997,658
Ruckus Wireless, Inc. (a)(b)	157,724	2,029,908
ShoreTel, Inc. (a)	64,479	439,747
Sonus Networks, Inc. (a)	94,455	744,305
Ubiquiti Networks, Inc. (b)	65,425	1,933,309
ViaSat, Inc. (a)(b)	31,846	1,898,340

		56,574,008

INTEGRATED TELECOMMUNICATION SERVICES — 14.2%
AT&T, Inc. (b)	60,814	1,985,577
Atlantic Tele-Network, Inc.	9,368	648,453
CenturyLink, Inc. (b)	57,895	2,000,272
Cincinnati Bell, Inc. (a)(b)	178,399	629,749
Consolidated Communications Holdings, Inc. (b)	68,071	1,388,648
Frontier Communications Corp. (b)	273,680	1,929,444
Shenandoah Telecommunications Co. (b)	10,596	330,171
Verizon Communications, Inc. (b)	40,787	1,983,472
Windstream Holdings, Inc. (b)	264,283	1,955,694

		12,851,480

WIRELESS TELECOMMUNICATION SERVICES — 10.7%
RingCentral, Inc. (Class A) (a)(b)	80,913	1,240,396
SBA Communications Corp. (Class A) (a)(b)	16,670	1,952,057
Sprint Corp. (a)(b)	389,141	1,844,528
T-Mobile US, Inc. (a)	62,204	1,971,245
Telephone & Data Systems, Inc.	78,604	1,957,240
US Cellular Corp. (a)(b)	20,145	719,579

		9,685,045

TOTAL COMMON STOCKS —
(Cost $92,348,074)		90,238,105

SHORT TERM INVESTMENTS — 21.4%
MONEY MARKET FUNDS — 21.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	19,217,068	19,217,068
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	146,632	146,632

TOTAL SHORT TERM INVESTMENTS —
(Cost $19,363,700)		19,363,700

TOTAL INVESTMENTS — 121.1% (f)
(Cost $111,711,774)		109,601,805
OTHER ASSETS & LIABILITIES — (21.1)%		(19,120,628)

NET ASSETS — 100.0%		$90,481,177

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 19.8%
Atlas Air Worldwide Holdings, Inc. (a)(b)	314,188	$13,516,368
C.H. Robinson Worldwide, Inc. (a)	205,372	15,037,338
Expeditors International of Washington, Inc.	314,030	15,129,966
FedEx Corp.	87,074	14,406,393
Forward Air Corp.	188,824	10,253,143
HUB Group, Inc. (Class A) (b)	319,776	12,563,999
Park-Ohio Holdings Corp.	33,117	1,744,272
United Parcel Service, Inc. (Class B)	153,115	14,842,968
UTI Worldwide, Inc. (a)(b)	1,074,221	13,212,918
XPO Logistics, Inc. (a)(b)	324,550	14,757,289

		125,464,654

AIRLINES — 24.7%
Alaska Air Group, Inc.	226,309	14,977,130
Allegiant Travel Co.	77,330	14,869,786
American Airlines Group, Inc.	306,436	16,173,692
Delta Air Lines, Inc.	331,519	14,905,094
Hawaiian Holdings, Inc. (b)	776,743	17,107,764
JetBlue Airways Corp. (a)(b)	832,487	16,025,375
Republic Airways Holdings, Inc. (b)	648,861	8,921,839
SkyWest, Inc.	576,486	8,422,460
Southwest Airlines Co.	338,913	15,013,846
Spirit Airlines, Inc. (b)	196,954	15,236,361
United Continental Holdings, Inc. (b)	223,255	15,013,899

		156,667,246

AIRPORT SERVICES — 1.7%
Wesco Aircraft Holdings, Inc. (b)	694,241	10,635,772

DATA PROCESSING & OUTSOURCED SERVICES — 0.9%
Echo Global Logistics, Inc. (b)	201,977	5,505,893

MARINE — 4.5%
Kirby Corp. (b)	204,872	15,375,644
Matson, Inc.	307,924	12,982,076

		28,357,720

RAILROADS — 11.2%
CSX Corp.	441,925	14,636,556
Genesee & Wyoming, Inc. (Class A) (b)	146,081	14,088,051
Kansas City Southern	131,835	13,457,717
Norfolk Southern Corp.	138,810	14,286,325
Union Pacific Corp.	131,683	14,262,586

		70,731,235

TRUCKING — 37.1%
AMERCO, Inc.	28,842	9,529,397
ArcBest Corp.	369,199	13,988,950
Avis Budget Group, Inc. (b)	259,034	15,286,892
Celadon Group, Inc.	186,649	5,080,586
Con-way, Inc.	338,880	14,954,774
Heartland Express, Inc. (a)	598,536	14,221,215
Hertz Global Holdings, Inc. (b)	708,160	15,352,909
J.B. Hunt Transport Services, Inc.	173,881	14,848,568
Knight Transportation, Inc.	460,281	14,844,062
Landstar System, Inc.	222,388	14,744,324
Marten Transport, Ltd.	235,822	5,471,070
Old Dominion Freight Line, Inc. (b)	192,946	14,914,726
Roadrunner Transportation Systems, Inc. (b)	288,080	7,279,782
Ryder Systems, Inc.	161,964	15,368,764
Saia, Inc. (b)	335,381	14,857,378
Swift Transportation Co. (b)	532,468	13,854,817
Werner Enterprises, Inc.	472,302	14,835,006
YRC Worldwide, Inc. (b)	851,208	15,287,696

		234,720,916

TOTAL COMMON STOCKS —
(Cost $572,636,773)		632,083,436

SHORT TERM INVESTMENTS — 6.9%
MONEY MARKET FUNDS — 6.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	43,245,909	43,245,909
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	773,548	773,548

TOTAL SHORT TERM INVESTMENTS —
(Cost $44,019,457)		44,019,457

TOTAL INVESTMENTS — 106.8% (f)
(Cost $616,656,230)		676,102,893
OTHER ASSETS & LIABILITIES — (6.8)%		(43,334,198)

NET ASSETS — 100.0%		$632,768,695

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.3%
AAR Corp. (a)	20	$614
Aerovironment, Inc. (a)(b)	9	239
American Science & Engineering, Inc. (a)	3	147
BE Aerospace, Inc. (a)	29	1,845
Boeing Co. (a)	280	42,022
Cubic Corp.	15	776
Curtiss-Wright Corp.	33	2,440
Engility Holdings, Inc.	36	1,081
Esterline Technologies Corp. (a)(b)	21	2,403
Exelis, Inc.	146	3,558
GenCorp, Inc. (a)(b)	48	1,113
General Dynamics Corp.	209	28,368
Honeywell International, Inc.	314	32,753
Huntington Ingalls Industries, Inc.	23	3,223
KLX, Inc. (a)(b)	14	540
L-3 Communications Holdings, Inc.	96	12,076
Lockheed Martin Corp.	185	37,548
Moog, Inc. (Class A) (b)	33	2,477
National Presto Industries, Inc.	6	380
Northrop Grumman Corp.	149	23,983
Orbital ATK, Inc.	38	2,912
Precision Castparts Corp.	38	7,980
Raytheon Co.	209	22,833
Rockwell Collins, Inc.	54	5,214
Teledyne Technologies, Inc. (a)(b)	21	2,241
Textron, Inc.	111	4,921
Triumph Group, Inc. (a)	27	1,612
United Technologies Corp.	380	44,536

		289,835

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)(b)	39	1,678
C.H. Robinson Worldwide, Inc. (a)	116	8,493
Expeditors International of Washington, Inc.	66	3,180
FedEx Corp.	174	28,788
Forward Air Corp. (a)	9	489
HUB Group, Inc. (Class A) (b)	21	825
United Parcel Service, Inc. (Class B)	466	45,174
UTI Worldwide, Inc. (a)(b)	177	2,177

		90,804

AIRLINES — 0.5%
Alaska Air Group, Inc.	50	3,309
Allegiant Travel Co.	9	1,731
Delta Air Lines, Inc.	618	27,785
JetBlue Airways Corp. (a)(b)	486	9,355
SkyWest, Inc. (a)	84	1,227
Southwest Airlines Co.	326	14,442

		57,849

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)	78	4,717
Delphi Automotive PLC	114	9,090
Dorman Products, Inc. (a)(b)	23	1,144
Drew Industries, Inc.	12	739
Gentex Corp. (a)	96	1,757
Goodyear Tire & Rubber Co.	308	8,341
Johnson Controls, Inc.	462	23,303
Standard Motor Products, Inc. (a)	21	888
Superior Industries International, Inc. (a)	24	454

		50,433

AUTOMOBILES — 1.8%
Ford Motor Co.	7,688	124,084
General Motors Co.	2,629	98,587
Harley-Davidson, Inc.	71	4,313
Thor Industries, Inc.	36	2,276
Winnebago Industries, Inc. (a)	15	319

		229,579

BANKS — 8.2%
Associated Banc-Corp. (a)	123	2,288
BancorpSouth, Inc. (a)	12	279
Bank of America Corp.	11,528	177,416
Bank of Hawaii Corp. (a)	30	1,836
Bank of the Ozarks, Inc. (a)	24	886
Banner Corp.	24	1,102
BB&T Corp.	552	21,522
BBCN Bancorp, Inc. (a)	27	391
Boston Private Financial Holdings, Inc.	39	474
Cardinal Financial Corp. (a)	59	1,179
Cathay General Bancorp	39	1,110
Citigroup, Inc.	3,309	170,480
City Holding Co. (a)	12	564
City National Corp.	30	2,672
Columbia Banking System, Inc. (a)	18	521
Comerica, Inc.	98	4,423
Commerce Bancshares, Inc. (a)	51	2,158
Community Bank System, Inc. (a)	24	849
Cullen/Frost Bankers, Inc. (a)	42	2,901
CVB Financial Corp. (a)	63	1,004
East West Bancorp, Inc. (a)	66	2,670
F.N.B. Corp. (a)	114	1,498
Fifth Third Bancorp	662	12,479
First BanCorp- Puerto Rico (a)(b)	114	707
First Commonwealth Financial Corp. (a)	84	756
First Financial Bancorp (a)	48	855
First Financial Bankshares, Inc. (a)	30	829
First Horizon National Corp. (a)	202	2,887
First Midwest Bancorp, Inc.	51	886
First Niagara Financial Group, Inc.	338	2,988
FirstMerit Corp. (a)	76	1,449
Fulton Financial Corp.	132	1,629
Glacier Bancorp, Inc. (a)	51	1,283
Hancock Holding Co. (a)	33	985
Hanmi Financial Corp. (a)	24	508
Home Bancshares, Inc. (a)	24	813
Huntington Bancshares, Inc. (a)	511	5,647
Independent Bank Corp.-Massachusetts	12	526
International Bancshares Corp. (a)	54	1,406
JPMorgan Chase & Co.	4,066	246,318
KeyCorp	642	9,091
LegacyTexas Financial Group, Inc.	15	341
M&T Bank Corp. (a)	98	12,446
MB Financial, Inc.	35	1,096
National Penn Bancshares, Inc. (a)	81	872
NBT Bancorp, Inc. (a)	27	677
Old National Bancorp	63	894
PacWest Bancorp (a)	36	1,688

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Pinnacle Financial Partners, Inc. (a)	24	$1,067
PNC Financial Services Group, Inc.	391	36,457
PrivateBancorp, Inc.	42	1,477
Prosperity Bancshares, Inc.	24	1,259
Regions Financial Corp.	1,096	10,357
S&T Bancorp, Inc. (a)	24	681
Signature Bank (b)	18	2,332
Simmons First National Corp. (Class A)	12	546
Sterling Bancorp	74	992
SunTrust Banks, Inc.	414	17,011
Susquehanna Bancshares, Inc.	123	1,686
SVB Financial Group (b)	21	2,668
Synovus Financial Corp.	107	2,997
TCF Financial Corp.	144	2,264
Texas Capital Bancshares, Inc. (b)	15	730
Tompkins Financial Corp. (a)	12	646
Trustmark Corp. (a)	45	1,093
U.S. Bancorp	919	40,133
UMB Financial Corp.	24	1,269
Umpqua Holdings Corp.	75	1,288
United Bankshares, Inc. (a)	33	1,240
United Community Banks, Inc. (a)	86	1,624
Valley National Bancorp (a)	159	1,501
Webster Financial Corp.	51	1,890
Wells Fargo & Co.	3,535	192,304
Westamerica Bancorporation (a)	15	648
Wilshire Bancorp, Inc. (a)	45	449
Wintrust Financial Corp.	24	1,144
Zions Bancorporation (a)	162	4,374

		1,040,406

BEVERAGES — 1.2%
Boston Beer Co., Inc. (Class A) (a)(b)	3	802
Brown-Forman Corp. (Class B) (a)	47	4,247
Coca-Cola Co. (a)	1,766	71,611
Coca-Cola Enterprises, Inc.	81	3,580
Constellation Brands, Inc. (Class A) (a)(b)	71	8,251
Dr. Pepper Snapple Group, Inc.	105	8,240
Molson Coors Brewing Co. (Class B)	111	8,264
Monster Beverage Corp. (b)	36	4,982
PepsiCo, Inc.	475	45,420

		155,397

BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc. (a)(b)	26	865
Alexion Pharmaceuticals, Inc. (b)	27	4,679
Amgen, Inc.	250	39,962
Biogen, Inc. (b)	36	15,201
Celgene Corp. (a)(b)	199	22,941
Emergent Biosolutions, Inc. (a)(b)	21	604
Gilead Sciences, Inc. (a)(b)	379	37,191
Momenta Pharmaceuticals, Inc. (b)	30	456
Regeneron Pharmaceuticals, Inc. (a)(b)	12	5,418
Spectrum Pharmaceuticals, Inc. (a)(b)	129	783
United Therapeutics Corp. (b)	21	3,621
Vertex Pharmaceuticals, Inc. (b)	36	4,247

		135,968

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp.	24	1,576
AAON, Inc. (a)	20	491
Allegion PLC (a)	15	917
Apogee Enterprises, Inc. (a)	27	1,166
Fortune Brands Home & Security, Inc.	54	2,564
Gibraltar Industries, Inc. (a)(b)	24	394
Griffon Corp. (a)	51	889
Lennox International, Inc. (a)	14	1,564
Masco Corp. (a)	119	3,177
Quanex Building Products Corp.	21	414
Simpson Manufacturing Co., Inc. (a)	21	785
Universal Forest Products, Inc.	18	999

		14,936

CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc. (a)(b)	15	3,222
Ameriprise Financial, Inc.	90	11,776
Bank of New York Mellon Corp.	746	30,019
BlackRock, Inc.	90	32,926
Calamos Asset Management, Inc. (Class A) (a)	33	444
Charles Schwab Corp. (a)	307	9,345
E*TRADE Financial Corp. (b)	200	5,711
Eaton Vance Corp. (a)	48	1,999
Evercore Partners, Inc. (Class A)	24	1,240
Federated Investors, Inc. (Class B) (a)	66	2,237
Financial Engines, Inc. (a)	9	376
Franklin Resources, Inc. (a)	281	14,421
Goldman Sachs Group, Inc.	388	72,932
Greenhill & Co., Inc. (a)	15	595
HFF, Inc. (Class A)	27	1,014
Interactive Brokers Group, Inc. (Class A)	111	3,776
Invesco, Ltd. (a)	185	7,343
Investment Technology Group, Inc. (a)(b)	42	1,273
Janus Capital Group, Inc. (a)	123	2,114
Legg Mason, Inc.	59	3,257
Morgan Stanley (a)	2,996	106,927
Northern Trust Corp.	105	7,313
Piper Jaffray Co., Inc. (a)(b)	27	1,416
Raymond James Financial, Inc. (a)	69	3,918
SEI Investments Co. (a)	42	1,852
State Street Corp. (a)(c)	166	12,206
Stifel Financial Corp. (b)	24	1,338
T. Rowe Price Group, Inc. (a)	87	7,045
Virtus Investment Partners, Inc. (a)	3	392
Waddell & Reed Financial, Inc. (Class A) (a)	21	1,040

		349,467

CHEMICALS — 1.8%
A. Schulman, Inc. (a)	27	1,301
Air Products & Chemicals, Inc. (a)	83	12,556
Airgas, Inc. (a)	21	2,228
Albemarle Corp.	36	1,902
American Vanguard Corp. (a)	9	96
Ashland, Inc.	39	4,965
Balchem Corp. (a)	6	332
Cabot Corp. (a)	47	2,115
Calgon Carbon Corp. (a)	27	569
CF Industries Holdings, Inc.	33	9,361
Cytec Industries, Inc.	24	1,297
Dow Chemical Co. (a)	486	23,318
E. I. du Pont de Nemours & Co. (a)	400	28,588

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Eastman Chemical Co.	60	$4,156
Ecolab, Inc. (a)	74	8,464
FMC Corp. (a)	42	2,405
FutureFuel Corp. (a)	78	801
H.B. Fuller Co. (a)	24	1,029
Hawkins, Inc. (a)	6	228
Innophos Holdings, Inc.	21	1,184
International Flavors & Fragrances, Inc.	21	2,465
Intrepid Potash, Inc. (a)(b)	33	381
Koppers Holdings, Inc. (a)	15	295
Kraton Performance Polymers, Inc. (b)	27	546
LSB Industries, Inc. (a)(b)	12	496
LyondellBasell Industries NV (Class A) (a)	304	26,691
Minerals Technologies, Inc. (a)	18	1,316
Monsanto Co. (a)	126	14,180
Mosaic Co.	248	11,423
NewMarket Corp. (a)	6	2,867
Olin Corp. (a)	66	2,115
OM Group, Inc. (a)	12	360
PolyOne Corp.	35	1,307
PPG Industries, Inc. (a)	66	14,886
Praxair, Inc.	113	13,644
Quaker Chemical Corp. (a)	9	771
Rayonier Advanced Materials, Inc. (a)	29	432
RPM International, Inc.	54	2,592
Scotts Miracle-Gro Co. (Class A)	27	1,814
Sensient Technologies Corp. (a)	30	2,066
Sherwin-Williams Co. (a)	27	7,682
Sigma-Aldrich Corp.	36	4,977
Stepan Co.	12	500
Tredegar Corp.	21	422
Valspar Corp.	36	3,025
Zep, Inc. (a)	15	255

		224,403

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	56	1,784
ADT Corp. (a)	141	5,854
Brady Corp. (Class A) (a)	30	849
Brink’s Co.	78	2,155
Cintas Corp. (a)	51	4,163
Clean Harbors, Inc. (a)(b)	18	1,022
Copart, Inc. (b)	51	1,916
Deluxe Corp. (a)	24	1,663
G & K Services, Inc. (Class A) (a)	15	1,088
Healthcare Services Group, Inc. (a)	27	867
Herman Miller, Inc. (a)	30	833
HNI Corp. (a)	33	1,821
Interface, Inc.	27	561
Matthews International Corp. (Class A) (a)	18	927
Mobile Mini, Inc.	24	1,023
MSA Safety, Inc. (a)	18	898
Pitney Bowes, Inc. (a)	202	4,711
R.R. Donnelley & Sons Co.	402	7,714
Republic Services, Inc. (a)	273	11,073
Rollins, Inc. (a)	63	1,558
Stericycle, Inc. (a)(b)	27	3,792
Tetra Tech, Inc.	39	937
Tyco International PLC	203	8,741
UniFirst Corp.	12	1,412
United Stationers, Inc. (a)	45	1,845
Viad Corp. (a)	18	501
Waste Connections, Inc.	48	2,311
Waste Management, Inc.	310	16,811

		88,830

COMMUNICATIONS EQUIPMENT — 1.3%
ADTRAN, Inc. (a)	24	448
Arris Group, Inc. (b)	75	2,167
Bel Fuse, Inc. (Class B) (a)	9	171
Black Box Corp. (a)	18	377
Ciena Corp. (a)(b)	33	637
Cisco Systems, Inc.	3,435	94,548
Comtech Telecommunications Corp.	15	434
Digi International, Inc. (b)	18	180
F5 Networks, Inc. (b)	18	2,069
Harmonic, Inc. (b)	63	467
Harris Corp.	50	3,938
InterDigital, Inc. (a)	29	1,471
Ixia (a)(b)	99	1,201
JDS Uniphase Corp. (b)	90	1,181
Juniper Networks, Inc.	188	4,245
Motorola Solutions, Inc.	88	5,867
Netgear, Inc. (b)	18	592
Plantronics, Inc. (a)	15	794
Polycom, Inc. (b)	75	1,005
QUALCOMM, Inc. (a)	526	36,473
Riverbed Technology, Inc. (b)	38	795
ViaSat, Inc. (a)(b)	15	894

		159,954

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)(b)	122	3,760
Aegion Corp. (a)(b)	27	487
Comfort Systems USA, Inc.	42	884
Dycom Industries, Inc. (b)	21	1,026
EMCOR Group, Inc. (a)	41	1,905
Fluor Corp.	120	6,859
Granite Construction, Inc. (a)	30	1,054
Jacobs Engineering Group, Inc. (b)	105	4,742
KBR, Inc.	165	2,389
Orion Marine Group, Inc. (a)(b)	24	213
Quanta Services, Inc. (b)	97	2,767

		26,086

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	15	1,254
Headwaters, Inc. (a)(b)	60	1,100
Martin Marietta Materials, Inc. (a)	17	2,377
Vulcan Materials Co. (a)	41	3,456

		8,187

CONSUMER FINANCE — 0.8%
American Express Co.	375	29,295
Capital One Financial Corp. (a)	529	41,696
Cash America International, Inc. (a)	56	1,305
Discover Financial Services	194	10,932
Encore Capital Group, Inc. (a)(b)	18	749
Enova International, Inc. (b)	50	984
Ezcorp, Inc. (Class A) (a)(b)	27	246
First Cash Financial Services, Inc. (a)(b)	6	279
Green Dot Corp. (Class A) (b)	69	1,098
Navient Corp. (a)	367	7,461

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

PRA Group, Inc. (a)(b)	27	$1,467
SLM Corp. (b)	367	3,406
World Acceptance Corp. (a)(b)	12	875

		99,793

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (a)	30	1,906
Avery Dennison Corp. (a)	81	4,286
Ball Corp.	53	3,744
Bemis Co., Inc.	84	3,890
Greif, Inc. (Class A)	48	1,885
MeadWestvaco Corp.	126	6,284
Myers Industries, Inc. (a)	21	368
Owens-Illinois, Inc. (a)(b)	132	3,078
Packaging Corp. of America	39	3,049
Rock-Tenn Co. (Class A)	102	6,579
Sealed Air Corp.	92	4,191
Silgan Holdings, Inc.	36	2,093
Sonoco Products Co.	81	3,682

		45,035

DISTRIBUTORS — 0.1%
Genuine Parts Co.	107	9,971
LKQ Corp. (b)	90	2,300
Pool Corp.	21	1,465
VOXX International Corp. (a)(b)	30	275

		14,011

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)(b)	6	180
Apollo Education Group, Inc. (a)(b)	111	2,100
Capella Education Co. (a)	9	584
Career Education Corp. (b)	84	423
DeVry Education Group, Inc.	48	1,601
Graham Holdings Co. (Class B)	5	5,248
H&R Block, Inc.	107	3,431
Regis Corp. (a)(b)	57	933
Service Corp. International	69	1,797
Sotheby’s (a)	24	1,014
Strayer Education, Inc. (a)(b)	9	481
Universal Technical Institute, Inc.	15	144

		17,936

DIVERSIFIED FINANCIAL SERVICES — 2.5%
Berkshire Hathaway, Inc. (Class B) (b)	1,772	255,735
CBOE Holdings, Inc. (a)	21	1,205
CME Group, Inc. (a)	220	20,836
Intercontinental Exchange, Inc.	18	4,199
Leucadia National Corp. (a)	244	5,439
MarketAxess Holdings, Inc.	14	1,161
McGraw Hill Financial, Inc. (a)	89	9,203
Moody’s Corp.	50	5,190
MSCI, Inc.	27	1,655
NASDAQ OMX Group, Inc. (a)	141	7,182

		311,805

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc. (a)	5,660	184,799
Atlantic Tele-Network, Inc. (a)	15	1,038
CenturyLink, Inc. (a)	1,086	37,521
Cincinnati Bell, Inc. (a)(b)	193	681
Frontier Communications Corp. (a)	2,056	14,495
General Communication, Inc. (Class A) (a)(b)	54	851
Lumos Networks Corp.	6	92
Verizon Communications, Inc. (a)	2,937	142,826
Windstream Holdings, Inc. (a)	1,217	9,006

		391,309

ELECTRIC UTILITIES — 2.5%
ALLETE, Inc.	30	1,583
American Electric Power Co., Inc. (a)	484	27,225
Cleco Corp.	39	2,126
Duke Energy Corp.	526	40,386
Edison International	236	14,743
El Paso Electric Co.	27	1,043
Entergy Corp. (a)	341	26,424
Eversource Energy (a)	220	11,114
Exelon Corp. (a)	955	32,098
FirstEnergy Corp.	832	29,170
Great Plains Energy, Inc.	150	4,002
Hawaiian Electric Industries, Inc. (a)	87	2,794
IDACORP, Inc. (a)	42	2,641
NextEra Energy, Inc. (a)	233	24,244
OGE Energy Corp. (a)	132	4,173
Pepco Holdings, Inc.	277	7,432
Pinnacle West Capital Corp.	123	7,841
PNM Resources, Inc. (a)	87	2,540
PPL Corp. (a)	624	21,004
Southern Co.	681	30,155
UIL Holdings Corp.	36	1,851
Westar Energy, Inc. (a)	84	3,256
Xcel Energy, Inc. (a)	385	13,402

		311,247

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	2	336
AMETEK, Inc.	45	2,364
AZZ, Inc.	12	559
Eaton Corp. PLC	223	15,151
Emerson Electric Co. (a)	329	18,628
Encore Wire Corp. (a)	12	454
EnerSys	17	1,092
Franklin Electric Co., Inc. (a)	24	915
General Cable Corp. (a)	81	1,396
Hubbell, Inc. (Class B)	27	2,960
Powell Industries, Inc. (a)	9	304
Regal-Beloit Corp.	24	1,918
Rockwell Automation, Inc. (a)	38	4,408
Vicor Corp. (b)	33	502

		50,987

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Agilysys, Inc. (a)(b)	15	148
Amphenol Corp. (Class A)	90	5,304
Anixter International, Inc. (a)(b)	24	1,827
Arrow Electronics, Inc. (b)	176	10,762
Avnet, Inc.	283	12,593
Badger Meter, Inc. (a)	6	360
Belden, Inc.	24	2,245
Benchmark Electronics, Inc. (a)(b)	60	1,442
Checkpoint Systems, Inc.	39	422
Cognex Corp. (a)(b)	18	893

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Coherent, Inc. (b)	23	$1,494
Corning, Inc.	967	21,932
CTS Corp. (a)	24	432
Daktronics, Inc. (a)	30	324
DTS, Inc. (a)(b)	6	204
Electro Scientific Industries, Inc. (a)	12	74
FARO Technologies, Inc. (b)	3	186
FEI Co. (a)	15	1,145
FLIR Systems, Inc.	57	1,783
II-VI, Inc. (a)(b)	24	443
Ingram Micro, Inc. (Class A) (a)(b)	314	7,888
Insight Enterprises, Inc. (b)	72	2,053
Itron, Inc. (a)(b)	27	986
Jabil Circuit, Inc. (a)	379	8,861
Keysight Technologies, Inc. (b)	57	2,118
Knowles Corp. (a)(b)	50	963
Littelfuse, Inc. (a)	9	895
Mercury Computer Systems, Inc. (b)	18	280
Methode Electronics, Inc. (Class A) (a)	27	1,270
Mettler-Toledo International, Inc. (b)	9	2,958
MTS Systems Corp. (a)	6	454
National Instruments Corp. (a)	36	1,153
Newport Corp. (a)(b)	24	457
OSI Systems, Inc. (b)	9	668
Park Electrochemical Corp. (a)	9	194
Plexus Corp. (a)(b)	27	1,101
Rofin-Sinar Technologies, Inc. (a)(b)	18	436
Rogers Corp. (a)(b)	9	740
Sanmina Corp. (a)(b)	164	3,967
Scansource, Inc. (a)(b)	24	976
SYNNEX Corp. (a)	42	3,244
TE Connectivity, Ltd. (a)	193	13,823
Tech Data Corp. (a)(b)	63	3,640
Trimble Navigation, Ltd. (a)(b)	78	1,966
TTM Technologies, Inc. (a)(b)	57	514
Vishay Intertechnology, Inc. (a)	144	1,990
Zebra Technologies Corp. (Class A) (b)	24	2,177

		129,785

ENERGY EQUIPMENT & SERVICES — 1.1%
Atwood Oceanics, Inc. (a)	39	1,096
Baker Hughes, Inc.	235	14,941
Basic Energy Services, Inc. (a)(b)	30	208
Bristow Group, Inc. (a)	21	1,143
C&J Energy Services, Ltd. (a)(b)	56	623
Cameron International Corp. (a)(b)	83	3,745
CARBO Ceramics, Inc. (a)	6	183
Diamond Offshore Drilling, Inc.	138	3,697
Dresser-Rand Group, Inc. (a)(b)	36	2,893
Dril-Quip, Inc. (a)(b)	15	1,026
Ensco PLC (Class A) (a)	262	5,520
Era Group, Inc. (a)(b)	18	375
Exterran Holdings, Inc.	62	2,081
FMC Technologies, Inc. (a)(b)	72	2,665
Geospace Technologies Corp. (a)(b)	3	50
Gulf Island Fabrication, Inc. (a)	9	134
Halliburton Co.	341	14,963
Helix Energy Solutions Group, Inc. (b)	78	1,167
Helmerich & Payne, Inc.	54	3,676
Hornbeck Offshore Services, Inc. (a)(b)	15	282
ION Geophysical Corp. (a)(b)	69	150
Matrix Service Co. (b)	21	369
Nabors Industries, Ltd. (a)	292	3,986
National Oilwell Varco, Inc.	230	11,498
Newpark Resources, Inc. (b)	150	1,366
Noble Corp. PLC (a)	253	3,613
Oceaneering International, Inc.	33	1,780
Oil States International, Inc. (b)	30	1,193
Paragon Offshore PLC	84	109
Patterson-UTI Energy, Inc. (a)	101	1,896
Pioneer Energy Services Corp. (b)	54	293
Rowan Cos. PLC (Class A) (a)	81	1,435
Schlumberger, Ltd.	469	39,133
SEACOR Holdings, Inc. (a)(b)	18	1,254
Superior Energy Services, Inc.	138	3,083
Tesco Corp. (a)	87	989
Tetra Technologies, Inc. (a)(b)	63	389
Tidewater, Inc. (a)	33	632
Transocean, Ltd. (a)	378	5,545
Unit Corp. (a)(b)	48	1,343

		140,524

FOOD & STAPLES RETAILING — 4.3%
Andersons, Inc. (a)	39	1,613
Casey’s General Stores, Inc. (a)	30	2,703
Costco Wholesale Corp.	302	45,751
CVS Health Corp.	799	82,465
Kroger Co.	939	71,984
SpartanNash Co.	60	1,894
SUPERVALU, Inc. (b)	349	4,059
Sysco Corp. (a)	581	21,921
United Natural Foods, Inc. (b)	30	2,311
Wal-Mart Stores, Inc.	3,069	252,425
Walgreens Boots Alliance, Inc.	579	49,030
Whole Foods Market, Inc.	89	4,635

		540,791

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	684	32,422
B&G Foods, Inc. (a)	27	795
Cal-Maine Foods, Inc. (a)	48	1,875
Calavo Growers, Inc. (a)	6	308
Campbell Soup Co. (a)	200	9,310
ConAgra Foods, Inc. (a)	325	11,872
Darling Ingredients, Inc. (a)(b)	57	799
Dean Foods Co. (a)	117	1,934
Diamond Foods, Inc. (a)(b)	15	489
Flowers Foods, Inc.	68	1,546
General Mills, Inc. (a)	260	14,716
Hain Celestial Group, Inc. (b)	36	2,306
Hershey Co.	53	5,348
Hormel Foods Corp. (a)	143	8,129
Ingredion, Inc. (a)	45	3,502
J&J Snack Foods Corp.	9	960
J.M. Smucker Co.	72	8,333
Kellogg Co.	202	13,322
Keurig Green Mountain, Inc. (a)	39	4,357
Kraft Foods Group, Inc. (a)	280	24,392
Lancaster Colony Corp.	12	1,142
McCormick & Co., Inc.	41	3,161
Mead Johnson Nutrition Co. (a)	53	5,328
Mondelez International, Inc. (Class A) (a)	1,251	45,149
Post Holdings, Inc. (a)(b)	15	703

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Sanderson Farms, Inc. (a)	15	$1,195
Seneca Foods Corp. (Class A) (a)(b)	12	358
Snyders-Lance, Inc. (a)	30	959
Tootsie Roll Industries, Inc. (a)	22	734
TreeHouse Foods, Inc. (a)(b)	21	1,785
Tyson Foods, Inc. (Class A) (a)	301	11,528
WhiteWave Foods Co. (Class A) (b)	48	2,128

		220,885

GAS UTILITIES — 0.3%
AGL Resources, Inc. (a)	104	5,164
Atmos Energy Corp. (a)	65	3,595
Laclede Group, Inc.	24	1,229
National Fuel Gas Co. (a)	54	3,258
New Jersey Resources Corp.	66	2,050
Northwest Natural Gas Co. (a)	21	1,007
ONE Gas, Inc. (a)	30	1,297
Piedmont Natural Gas Co., Inc.	51	1,882
Questar Corp.	107	2,553
South Jersey Industries, Inc.	18	977
Southwest Gas Corp. (a)	36	2,094
UGI Corp.	185	6,029
WGL Holdings, Inc. (a)	45	2,538

		33,673

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abaxis, Inc. (a)	6	385
Abbott Laboratories (a)	1,124	52,075
Align Technology, Inc. (a)(b)	24	1,291
Analogic Corp. (a)	6	545
Baxter International, Inc.	256	17,536
Becton, Dickinson and Co.	89	12,779
Boston Scientific Corp. (b)	532	9,443
C.R. Bard, Inc.	21	3,514
Cantel Medical Corp. (a)	14	665
CONMED Corp. (a)	18	909
Cooper Cos., Inc. (a)	15	2,811
CryoLife, Inc. (a)	18	187
Cyberonics, Inc. (b)	9	584
DENTSPLY International, Inc. (a)	54	2,748
Edwards Lifesciences Corp. (b)	36	5,129
Greatbatch, Inc. (a)(b)	18	1,041
Haemonetics Corp. (a)(b)	24	1,078
Halyard Health, Inc. (a)(b)	20	984
Hill-Rom Holdings, Inc.	33	1,617
Hologic, Inc. (b)	114	3,765
ICU Medical, Inc. (b)	6	559
IDEXX Laboratories, Inc. (a)(b)	18	2,781
Integra LifeSciences Holdings Corp. (a)(b)	15	925
Intuitive Surgical, Inc. (b)	12	6,060
Invacare Corp. (a)	48	932
Masimo Corp. (a)(b)	12	396
Medtronic PLC	563	43,908
Meridian Bioscience, Inc. (a)	18	343
Merit Medical Systems, Inc. (a)(b)	21	404
Natus Medical, Inc. (b)	15	592
Neogen Corp. (b)	9	421
NuVasive, Inc. (a)(b)	24	1,104
ResMed, Inc. (a)	27	1,938
Sirona Dental Systems, Inc. (a)(b)	21	1,890
St. Jude Medical, Inc. (a)	108	7,063
STERIS Corp.	33	2,319
Stryker Corp. (a)	120	11,070
SurModics, Inc. (a)(b)	6	156
Teleflex, Inc. (a)	15	1,812
Thoratec Corp. (a)(b)	21	880
Varian Medical Systems, Inc. (b)	42	3,952
West Pharmaceutical Services, Inc.	36	2,168
Zimmer Holdings, Inc.	60	7,051

		217,810

HEALTH CARE PROVIDERS & SERVICES — 4.4%
Aetna, Inc. (a)	259	27,591
Air Methods Corp. (a)(b)	18	839
Almost Family, Inc. (a)(b)	9	402
Amedisys, Inc. (a)(b)	51	1,366
AmerisourceBergen Corp.	394	44,786
AMN Healthcare Services, Inc. (b)	45	1,038
AmSurg Corp. (a)(b)	27	1,661
Anthem, Inc. (a)	516	79,676
Bio-Reference Laboratories, Inc. (b)	12	423
Cardinal Health, Inc.	632	57,051
Centene Corp. (a)(b)	114	8,059
Chemed Corp. (a)	12	1,433
Cigna Corp.	131	16,957
Community Health Systems, Inc. (a)(b)	238	12,443
Corvel Corp. (b)	12	413
Cross Country Healthcare, Inc. (a)(b)	51	605
DaVita HealthCare Partners, Inc. (b)	90	7,315
Ensign Group, Inc. (a)	15	703
Express Scripts Holding Co. (b)	489	42,430
Hanger, Inc. (a)(b)	24	545
Health Net, Inc. (b)	164	9,920
Healthways, Inc. (a)(b)	54	1,064
Henry Schein, Inc. (a)(b)	41	5,724
HMS Holdings Corp. (a)(b)	21	324
Humana, Inc. (a)	164	29,195
IPC Healthcare, Inc. (a)(b)	9	420
Kindred Healthcare, Inc.	98	2,331
Laboratory Corp. of America Holdings (a)(b)	68	8,574
Landauer, Inc. (a)	6	211
LHC Group, Inc. (b)	18	595
LifePoint Hospitals, Inc. (b)	54	3,966
Magellan Health, Inc. (b)	30	2,125
McKesson Corp.	229	51,800
MEDNAX, Inc. (b)	48	3,480
Molina Healthcare, Inc. (a)(b)	48	3,230
Omnicare, Inc. (a)	47	3,622
Owens & Minor, Inc. (a)	131	4,433
Patterson Cos., Inc. (a)	57	2,781
PharMerica Corp. (b)	48	1,353
Quest Diagnostics, Inc. (a)	113	8,684
Tenet Healthcare Corp. (b)	116	5,743
UnitedHealth Group, Inc.	719	85,050
Universal Health Services, Inc. (Class B)	48	5,650
VCA, Inc. (a)(b)	51	2,796
WellCare Health Plans, Inc. (b)	50	4,573

		553,380

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	66	789

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Cerner Corp. (a)(b)	69	$5,055
Computer Programs and Systems, Inc. (a)	3	163
Medidata Solutions, Inc. (a)(b)	12	588
Omnicell, Inc. (b)	15	527

		7,122

HOTELS, RESTAURANTS & LEISURE — 1.4%
Biglari Holdings, Inc. (b)	3	1,242
BJ’s Restaurants, Inc. (b)	9	454
Bob Evans Farms, Inc.	24	1,110
Boyd Gaming Corp. (a)(b)	93	1,321
Brinker International, Inc. (a)	18	1,108
Buffalo Wild Wings, Inc. (a)(b)	6	1,087
Carnival Corp.	856	40,951
Cheesecake Factory, Inc. (a)	30	1,480
Chipotle Mexican Grill, Inc. (b)	5	3,253
Cracker Barrel Old Country Store, Inc. (a)	18	2,739
Darden Restaurants, Inc. (a)	131	9,084
DineEquity, Inc. (a)	9	963
Domino’s Pizza, Inc.	15	1,508
International Game Technology	132	2,298
International Speedway Corp. (Class A)	27	880
Interval Leisure Group, Inc. (a)	24	629
Jack in the Box, Inc.	15	1,439
Life Time Fitness, Inc. (a)(b)	21	1,490
Marcus Corp.	33	703
Marriott International, Inc. (Class A) (a)	90	7,229
Marriott Vacations Worldwide Corp. (a)	30	2,431
McDonald’s Corp.	411	40,048
Monarch Casino & Resort, Inc. (a)(b)	9	172
Panera Bread Co. (Class A) (a)(b)	9	1,440
Papa John’s International, Inc. (a)	20	1,236
Pinnacle Entertainment, Inc. (b)	51	1,841
Red Robin Gourmet Burgers, Inc. (a)(b)	15	1,305
Ruby Tuesday, Inc. (a)(b)	60	361
Ruth’s Hospitality Group, Inc. (a)	24	381
Scientific Games Corp. (Class A) (a)(b)	51	534
Sonic Corp.	39	1,236
Starbucks Corp. (a)	117	11,080
Starwood Hotels & Resorts Worldwide, Inc. (a)	66	5,511
Texas Roadhouse, Inc. (a)	36	1,311
Wendy’s Co. (a)	247	2,692
Wyndham Worldwide Corp. (a)	48	4,343
Wynn Resorts, Ltd.	56	7,049
Yum! Brands, Inc.	141	11,100

		175,039

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	199	5,667
Ethan Allen Interiors, Inc. (a)	15	415
Garmin, Ltd. (a)	137	6,510
Harman International Industries, Inc. (a)	20	2,673
Helen of Troy, Ltd. (b)	24	1,956
iRobot Corp. (b)	12	392
Jarden Corp. (b)	51	2,698
KB Home (a)	21	328
La-Z-Boy, Inc.	33	928
Leggett & Platt, Inc. (a)	87	4,010
Lennar Corp. (Class A) (a)	42	2,176
M.D.C. Holdings, Inc. (a)	33	940
M/I Homes, Inc. (a)(b)	18	429
Meritage Homes Corp. (a)(b)	18	876
Mohawk Industries, Inc. (a)(b)	33	6,130
Newell Rubbermaid, Inc. (a)	113	4,415
NVR, Inc. (b)	2	2,657
Pulte Group, Inc.	265	5,891
Ryland Group, Inc. (a)	27	1,316
Standard Pacific Corp. (a)(b)	120	1,080
Tempur Sealy International, Inc. (a)(b)	24	1,386
Toll Brothers, Inc. (b)	75	2,950
Tupperware Brands Corp. (a)	14	966
Universal Electronics, Inc. (b)	12	677
Whirlpool Corp. (a)	56	11,315

		68,781

HOUSEHOLD PRODUCTS — 1.2%
Central Garden & Pet Co. (Class A) (a)(b)	66	701
Church & Dwight Co., Inc.	30	2,563
Clorox Co. (a)	47	5,188
Colgate-Palmolive Co. (a)	277	19,207
Energizer Holdings, Inc.	24	3,313
Kimberly-Clark Corp.	158	16,924
Procter & Gamble Co. (a)	1,214	99,475
WD-40 Co. (a)	6	531

		147,902

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp. (a)	708	9,098
NRG Energy, Inc.	263	6,625

		15,723

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co. (a)	253	41,732
Carlisle Cos., Inc.	21	1,945
Danaher Corp.	241	20,461
General Electric Co.	7,113	176,474
Roper Industries, Inc.	27	4,644

		245,256

INSURANCE — 5.1%
ACE, Ltd. (a)	314	35,008
Aflac, Inc.	859	54,985
Alleghany Corp. (a)(b)	14	6,818
Allstate Corp. (a)	448	31,884
American Financial Group, Inc.	143	9,173
American International Group, Inc. (a)	1,512	82,843
AMERISAFE, Inc.	12	555
Aon PLC	110	10,573
Arthur J. Gallagher & Co.	63	2,945
Aspen Insurance Holdings, Ltd.	129	6,093
Assurant, Inc.	144	8,843
Brown & Brown, Inc. (a)	66	2,185
Chubb Corp. (a)	171	17,288
Cincinnati Financial Corp. (a)	129	6,873
eHealth, Inc. (a)(b)	9	84
Employers Holdings, Inc.	24	648
Everest Re Group, Ltd.	53	9,222
First American Financial Corp. (a)	105	3,746
Genworth Financial, Inc. (Class A) (b)	1,015	7,420
Hanover Insurance Group, Inc. (a)	48	3,484

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Hartford Financial Services Group, Inc. (a)	454	$18,986
HCC Insurance Holdings, Inc. (a)	90	5,100
HCI Group, Inc. (a)	20	917
Horace Mann Educators Corp.	42	1,436
Infinity Property & Casualty Corp.	12	985
Kemper Corp. (a)	60	2,338
Lincoln National Corp.	203	11,664
Loews Corp. (a)	341	13,923
Marsh & McLennan Cos., Inc.	215	12,059
Meadowbrook Insurance Group, Inc.	75	638
Mercury General Corp. (a)	60	3,465
MetLife, Inc.	1,219	61,620
Navigators Group, Inc. (a)(b)	18	1,401
Old Republic International Corp. (a)	265	3,959
Primerica, Inc.	42	2,138
Principal Financial Group, Inc.	308	15,822
ProAssurance Corp.	30	1,377
Progressive Corp.	543	14,770
Prudential Financial, Inc.	877	70,432
Reinsurance Group of America, Inc.	125	11,649
RenaissanceRe Holdings, Ltd.	47	4,687
RLI Corp. (a)	24	1,258
Safety Insurance Group, Inc. (a)	15	896
Selective Insurance Group, Inc.	60	1,743
StanCorp Financial Group, Inc.	23	1,578
Stewart Information Services Corp.	30	1,219
Torchmark Corp.	78	4,284
Travelers Cos., Inc. (a)	355	38,386
United Fire Group, Inc. (a)	36	1,144
Universal Insurance Holdings, Inc.	84	2,150
Unum Group (a)	290	9,782
W.R. Berkley Corp.	125	6,314
XL Group PLC (a)	280	10,304

		639,094

INTERNET & CATALOG RETAIL — 0.5%
Amazon.com, Inc. (a)(b)	99	36,838
Blue Nile, Inc. (b)	6	191
Expedia, Inc. (a)	35	3,295
FTD Cos., Inc. (a)(b)	29	868
HSN, Inc.	27	1,842
Netflix, Inc. (a)(b)	11	4,584
NutriSystem, Inc. (a)	30	599
PetMed Express, Inc. (a)	15	248
Priceline Group, Inc. (a)(b)	8	9,313
TripAdvisor, Inc. (b)	20	1,663

		59,441

INTERNET SOFTWARE & SERVICES — 1.4%
Akamai Technologies, Inc. (a)(b)	39	2,771
AOL, Inc. (b)	56	2,218
Blucora, Inc. (a)(b)	21	287
comScore, Inc. (b)	9	461
Dealertrack Technologies, Inc. (a)(b)	15	578
Dice Holdings, Inc. (a)(b)	104	928
eBay, Inc. (a)(b)	430	24,802
Equinix, Inc.	15	3,493
Facebook, Inc. (Class A) (b)	304	24,993
Google, Inc. (Class A) (b)	80	44,376
Google, Inc. (Class C) (b)	80	43,840
j2 Global, Inc. (a)	18	1,182
Liquidity Services, Inc. (b)	6	59
LivePerson, Inc. (a)(b)	12	123
LogMeIn, Inc. (b)	6	336
Monster Worldwide, Inc. (a)(b)	84	533
NIC, Inc.	54	954
Perficient, Inc. (a)(b)	15	310
QuinStreet, Inc. (a)(b)	177	1,053
Rackspace Hosting, Inc. (b)	24	1,238
Stamps.com, Inc. (b)	6	404
VeriSign, Inc. (a)(b)	27	1,808
XO Group, Inc. (b)	12	212
Yahoo!, Inc. (a)(b)	332	14,753

		171,712

IT SERVICES — 2.3%
Accenture PLC (Class A) (a)	262	24,547
Acxiom Corp. (b)	45	832
Alliance Data Systems Corp. (a)(b)	18	5,332
Automatic Data Processing, Inc.	180	15,415
Broadridge Financial Solutions, Inc. (a)	49	2,695
CACI International, Inc. (Class A) (a)(b)	26	2,338
Cardtronics, Inc. (b)	18	677
CIBER, Inc. (b)	108	445
Cognizant Technology Solutions Corp. (Class A) (a)(b)	167	10,419
Computer Sciences Corp. (a)	135	8,813
Convergys Corp. (a)	67	1,532
CoreLogic, Inc. (a)(b)	45	1,587
CSG Systems International, Inc. (a)	30	912
DST Systems, Inc. (a)	30	3,321
ExlService Holdings, Inc. (a)(b)	35	1,302
Fidelity National Information Services, Inc.	101	6,874
Fiserv, Inc. (b)	105	8,337
Forrester Research, Inc.	6	221
Gartner, Inc. (a)(b)	30	2,515
Global Payments, Inc. (a)	22	2,017
Heartland Payment Systems, Inc.	18	843
iGate Corp. (b)	21	896
International Business Machines Corp. (a)	475	76,237
Jack Henry & Associates, Inc.	33	2,306
Leidos Holdings, Inc.	134	5,623
ManTech International Corp. (Class A)	39	1,324
Mastercard, Inc. (Class A) (a)	158	13,650
MAXIMUS, Inc. (a)	18	1,202
NeuStar, Inc. (Class A) (a)(b)	27	665
Paychex, Inc.	135	6,698
Science Applications International Corp.	30	1,540
Sykes Enterprises, Inc. (b)	36	895
TeleTech Holdings, Inc. (a)	36	916
Teradata Corp. (a)(b)	51	2,251
Total System Services, Inc.	84	3,205
VeriFone Systems, Inc. (a)(b)	27	942
Virtusa Corp. (b)	12	497
Visa, Inc. (Class A) (a)	488	31,920
Western Union Co. (a)	397	8,262
WEX, Inc. (a)(b)	12	1,288
Xerox Corp. (a)	2,026	26,034

		287,325

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

LEISURE PRODUCTS — 0.1%
Arctic Cat, Inc. (a)	6	$218
Brunswick Corp. (a)	36	1,852
Callaway Golf Co. (a)	69	658
Hasbro, Inc. (a)	48	3,035
Mattel, Inc. (a)	182	4,159
Polaris Industries, Inc. (a)	21	2,963
Sturm Ruger & Co, Inc. (a)	3	149
Vista Outdoor, Inc. (a)(b)	33	1,413

		14,447

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Affymetrix, Inc. (a)(b)	51	640
Agilent Technologies, Inc.	116	4,820
Bio-Rad Laboratories, Inc. (Class A) (a)(b)	15	2,028
Bio-Techne Corp.	12	1,203
Cambrex Corp. (b)	18	713
Charles River Laboratories International, Inc. (b)	30	2,379
Luminex Corp. (b)	47	752
PAREXEL International Corp. (b)	30	2,070
PerkinElmer, Inc. (a)	29	1,483
Thermo Fisher Scientific, Inc. (a)	102	13,703
Waters Corp. (b)	30	3,730

		33,521

MACHINERY — 1.6%
Actuant Corp. (Class A) (a)	30	712
AGCO Corp. (a)	87	4,145
Albany International Corp. (Class A) (a)	24	954
Astec Industries, Inc. (a)	15	643
Barnes Group, Inc.	30	1,215
Briggs & Stratton Corp. (a)	51	1,048
Caterpillar, Inc. (a)	418	33,452
CIRCOR International, Inc. (a)	9	492
CLARCOR, Inc. (a)	18	1,189
Crane Co.	27	1,685
Cummins, Inc.	77	10,675
Deere & Co. (a)	263	23,062
Donaldson Co., Inc. (a)	42	1,584
Dover Corp. (a)	78	5,391
EnPro Industries, Inc. (a)	15	989
ESCO Technologies, Inc. (a)	12	468
Federal Signal Corp. (a)	54	853
Flowserve Corp. (a)	50	2,824
Graco, Inc. (a)	18	1,299
Harsco Corp. (a)	87	1,502
Hillenbrand, Inc. (a)	39	1,204
IDEX Corp.	20	1,517
Illinois Tool Works, Inc.	156	15,154
Ingersoll-Rand PLC	180	12,254
ITT Corp.	71	2,834
John Bean Technologies Corp.	21	750
Joy Global, Inc. (a)	66	2,586
Kennametal, Inc. (a)	39	1,314
Lincoln Electric Holdings, Inc. (a)	36	2,354
Lindsay Corp. (a)	3	229
Lydall, Inc. (a)(b)	15	476
Mueller Industries, Inc.	30	1,084
Nordson Corp.	18	1,410
Oshkosh Corp. (a)	71	3,464
PACCAR, Inc. (a)	156	9,850
Pall Corp.	29	2,911
Parker-Hannifin Corp. (a)	71	8,433
Pentair PLC	38	2,390
Snap-On, Inc. (a)	20	2,941
SPX Corp.	30	2,547
Standex International Corp. (a)	6	493
Stanley Black & Decker, Inc.	113	10,776
Tennant Co.	9	588
Terex Corp. (a)	60	1,595
Timken Co. (a)	54	2,276
Titan International, Inc. (a)	104	973
Toro Co.	27	1,893
Trinity Industries, Inc. (a)	72	2,557
Valmont Industries, Inc.	12	1,475
Wabtec Corp.	14	1,330
Watts Water Technologies, Inc. (Class A)	21	1,156
Woodward, Inc. (a)	24	1,224
Xylem, Inc. (a)	57	1,996

		198,216

MARINE — 0.0% (d)
Kirby Corp. (b)	27	2,026
Matson, Inc.	24	1,012

		3,038

MEDIA — 2.6%
AMC Networks, Inc. (Class A) (a)(b)	18	1,379
Cablevision Systems Corp. (Class A) (a)	457	8,363
CBS Corp. (Class B) (a)	185	11,216
Cinemark Holdings, Inc.	63	2,839
Comcast Corp. (Class A) (a)	1,166	65,844
DIRECTV (b)	365	31,061
Discovery Communications, Inc. (Series A) (a)(b)	42	1,292
Discovery Communications, Inc. (Series C) (b)	92	2,712
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	57	1,379
E.W. Scripps Co. (Class A) (a)(b)	45	1,280
Gannett Co., Inc. (a)	182	6,749
Harte-Hanks, Inc.	72	562
Interpublic Group of Cos., Inc.	197	4,358
John Wiley & Sons, Inc. (Class A)	30	1,834
Live Nation Entertainment, Inc. (b)	86	2,170
Meredith Corp. (a)	36	2,008
New York Times Co. (Class A) (a)	42	578
News Corp. (Class A) (b)	359	5,748
Omnicom Group, Inc. (a)	122	9,514
Scholastic Corp. (a)	30	1,228
Scripps Networks Interactive, Inc. (Class A) (a)	44	3,017
Sizmek, Inc. (a)(b)	27	196
Time Warner Cable, Inc.	149	22,332
Time Warner, Inc.	430	36,309
Time, Inc. (a)	59	1,324
Twenty-First Century Fox, Inc. (Class A) (a)	830	28,087
Viacom, Inc. (Class B)	155	10,586
Walt Disney Co. (a)	572	59,997

		323,962

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

METALS & MINING — 0.9%
A.M. Castle & Co. (a)(b)	27	$99
AK Steel Holding Corp. (a)(b)	338	1,511
Alcoa, Inc. (a)	1,163	15,026
Allegheny Technologies, Inc. (a)	63	1,891
Carpenter Technology Corp. (a)	21	816
Century Aluminum Co. (a)(b)	84	1,159
Cliffs Natural Resources, Inc. (a)	311	1,496
Commercial Metals Co.	260	4,209
Compass Minerals International, Inc. (a)	15	1,398
Freeport-McMoRan, Inc. (a)	1,163	22,039
Globe Specialty Metals, Inc.	65	1,230
Haynes International, Inc. (a)	6	268
Kaiser Aluminum Corp. (a)	18	1,384
Materion Corp. (a)	18	692
Newmont Mining Corp. (a)	988	21,450
Nucor Corp. (a)	259	12,310
Olympic Steel, Inc. (a)	15	202
Reliance Steel & Aluminum Co.	77	4,703
Royal Gold, Inc. (a)	18	1,136
RTI International Metals, Inc. (b)	21	754
Steel Dynamics, Inc. (a)	271	5,447
Stillwater Mining Co. (a)(b)	57	736
SunCoke Energy, Inc.	48	717
TimkenSteel Corp.	26	688
United States Steel Corp. (a)	308	7,515
Worthington Industries, Inc. (a)	57	1,517

		110,393

MULTI-UTILITIES — 1.6%
Alliant Energy Corp.	90	5,670
Ameren Corp.	214	9,031
Avista Corp. (a)	57	1,948
Black Hills Corp.	39	1,967
CenterPoint Energy, Inc. (a)	426	8,695
CMS Energy Corp. (a)	265	9,251
Consolidated Edison, Inc. (a)	326	19,886
Dominion Resources, Inc.	274	19,418
DTE Energy Co.	176	14,202
Integrys Energy Group, Inc.	89	6,410
MDU Resources Group, Inc.	135	2,881
NiSource, Inc. (a)	227	10,024
NorthWestern Corp. (a)	33	1,775
PG&E Corp. (a)	513	27,225
Public Service Enterprise Group, Inc.	502	21,044
SCANA Corp. (a)	129	7,094
Sempra Energy (a)	158	17,225
TECO Energy, Inc.	408	7,915
Vectren Corp. (a)	81	3,575
Wisconsin Energy Corp. (a)	144	7,128

		202,364

MULTILINE RETAIL — 1.1%
Big Lots, Inc.	58	2,786
Dollar General Corp. (b)	205	15,453
Dollar Tree, Inc. (b)	98	7,952
Family Dollar Stores, Inc.	75	5,943
Fred’s, Inc. (Class A) (a)	36	615
J.C. Penney Co., Inc. (a)(b)	671	5,643
Kohl’s Corp. (a)	224	17,528
Macy’s, Inc.	241	15,643
Nordstrom, Inc.	141	11,325
Target Corp. (a)	707	58,024
Tuesday Morning Corp. (a)(b)	69	1,111

		142,023

OIL, GAS & CONSUMABLE FUELS — 9.8%
Anadarko Petroleum Corp. (a)	236	19,543
Apache Corp.	400	24,132
Approach Resources, Inc. (a)(b)	12	79
Arch Coal, Inc. (a)(b)	441	441
Bill Barrett Corp. (a)(b)	101	838
Cabot Oil & Gas Corp. (a)	96	2,835
California Resources Corp. (a)	247	1,880
Carrizo Oil & Gas, Inc. (b)	33	1,638
Chesapeake Energy Corp. (a)	1,098	15,548
Chevron Corp. (a)	2,052	215,419
Cimarex Energy Co. (a)	35	4,028
Cloud Peak Energy, Inc. (a)(b)	66	384
Comstock Resources, Inc. (a)	48	171
ConocoPhillips (a)	2,393	148,988
CONSOL Energy, Inc. (a)	86	2,399
Contango Oil & Gas Co. (a)(b)	9	198
Denbury Resources, Inc. (a)	399	2,909
Devon Energy Corp.	296	17,852
Energen Corp.	48	3,168
EOG Resources, Inc. (a)	153	14,029
EQT Corp.	39	3,232
Exxon Mobil Corp.	3,174	269,790
Green Plains, Inc. (a)	62	1,770
Gulfport Energy Corp. (b)	21	964
Hess Corp. (a)	481	32,645
HollyFrontier Corp.	396	15,947
Kinder Morgan, Inc. (a)	1,624	68,305
Marathon Oil Corp. (a)	711	18,564
Marathon Petroleum Corp.	534	54,676
Murphy Oil Corp.	341	15,891
Newfield Exploration Co. (a)(b)	152	5,334
Noble Energy, Inc.	138	6,748
Northern Oil and Gas, Inc. (a)(b)	18	139
Occidental Petroleum Corp.	578	42,194
ONEOK, Inc. (a)	126	6,078
PDC Energy, Inc. (b)	21	1,135
Peabody Energy Corp. (a)	538	2,647
Penn Virginia Corp. (a)(b)	87	564
PetroQuest Energy, Inc. (a)(b)	45	104
Phillips 66 (a)	1,059	83,237
Pioneer Natural Resources Co. (a)	23	3,761
QEP Resources, Inc.	63	1,314
Range Resources Corp.	36	1,873
Rosetta Resources, Inc. (a)(b)	24	408
SM Energy Co.	21	1,085
Southwestern Energy Co. (a)(b)	125	2,899
Spectra Energy Corp. (a)	314	11,357
Stone Energy Corp. (a)(b)	39	573
Swift Energy Co. (a)(b)	36	78
Tesoro Corp.	236	21,544
Valero Energy Corp. (a)	993	63,175
Williams Cos., Inc.	272	13,761
World Fuel Services Corp.	155	8,909
WPX Energy, Inc. (a)(b)	159	1,738

		1,238,918

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (b)	59	$2,210
Clearwater Paper Corp. (a)(b)	24	1,567
Deltic Timber Corp. (a)	3	199
Domtar Corp.	72	3,328
International Paper Co. (a)	397	22,030
KapStone Paper and Packaging Corp. (a)	66	2,167
Louisiana-Pacific Corp. (a)(b)	63	1,040
Neenah Paper, Inc.	12	751
P.H. Glatfelter Co.	45	1,239
Schweitzer-Mauduit International, Inc. (a)	15	692
Wausau Paper Corp. (a)	36	343
Weyerhaeuser Co. (a)	215	7,127

		42,693

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	349	2,788
Estee Lauder Cos., Inc. (Class A) (a)	93	7,734
Inter Parfums, Inc. (a)	18	587
Medifast, Inc. (b)	9	270

		11,379

PHARMACEUTICALS — 3.7%
AbbVie, Inc.	445	26,050
Actavis PLC (a)(b)	59	17,560
Akorn, Inc. (a)(b)	15	713
Bristol-Myers Squibb Co. (a)	638	41,151
Eli Lilly & Co.	731	53,107
Endo International PLC (a)(b)	36	3,229
Hospira, Inc. (b)	57	5,007
Impax Laboratories, Inc. (b)	9	422
Johnson & Johnson	1,113	111,968
Mallinckrodt PLC (a)(b)	44	5,573
Medicines Co. (a)(b)	27	756
Merck & Co., Inc.	1,290	74,149
Mylan NV (a)(b)	139	8,250
Perrigo Co. PLC	21	3,476
Pfizer, Inc. (a)	3,217	111,919
Prestige Brands Holdings, Inc. (a)(b)	24	1,029
Salix Pharmaceuticals, Ltd. (a)(b)	12	2,074
Zoetis, Inc. (a)	51	2,361

		468,794

PROFESSIONAL SERVICES — 0.3%
CDI Corp.	24	337
Corporate Executive Board Co. (a)	9	719
Dun & Bradstreet Corp.	18	2,310
Equifax, Inc.	45	4,185
Exponent, Inc.	6	533
FTI Consulting, Inc. (a)(b)	30	1,124
Heidrick & Struggles International, Inc. (a)	12	295
Insperity, Inc. (a)	21	1,098
Kelly Services, Inc. (Class A) (a)	45	785
Korn/Ferry International (a)	33	1,085
ManpowerGroup, Inc. (a)	89	7,667
Navigant Consulting, Inc. (b)	33	428
Nielsen NV	114	5,081
On Assignment, Inc. (a)(b)	21	806
Resources Connection, Inc.	21	368
Robert Half International, Inc.	60	3,631
Towers Watson & Co. (Class A) (a)	33	4,362
TrueBlue, Inc. (b)	27	657
WageWorks, Inc. (b)	15	800

		36,271

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Acadia Realty Trust (a)	21	732
Agree Realty Corp. (a)	30	989
Alexandria Real Estate Equities, Inc. (a)	27	2,647
American Assets Trust, Inc. (a)	30	1,298
American Campus Communities, Inc. (a)	27	1,157
American Tower Corp.	53	4,990
Apartment Investment & Management Co. (Class A) (a)	48	1,889
Associated Estates Realty Corp. (a)	51	1,259
AvalonBay Communities, Inc. (a)	53	9,235
BioMed Realty Trust, Inc. (a)	75	1,700
Boston Properties, Inc. (a)	41	5,760
Camden Property Trust (a)	33	2,578
Capstead Mortgage Corp. (a)	150	1,766
CareTrust REIT, Inc.	20	271
Cedar Realty Trust, Inc.	60	449
Coresite Realty Corp.	23	1,120
Corporate Office Properties Trust	42	1,234
Corrections Corp. of America (a)	92	3,704
Cousins Properties, Inc. (a)	51	541
Crown Castle International Corp. (a)	42	3,467
DiamondRock Hospitality Co. (a)	96	1,356
Duke Realty Corp. (a)	114	2,482
EastGroup Properties, Inc. (a)	12	722
EPR Properties (a)	24	1,441
Equity One, Inc. (a)	60	1,601
Equity Residential (a)	180	14,015
Essex Property Trust, Inc. (a)	17	3,908
Extra Space Storage, Inc.	30	2,027
Federal Realty Investment Trust (a)	12	1,767
Franklin Street Properties Corp. (a)	78	1,000
General Growth Properties, Inc.	337	9,958
Geo Group, Inc. (a)	23	1,006
Getty Realty Corp.	45	819
Government Properties Income Trust (a)	53	1,211
HCP, Inc.	329	14,216
Health Care REIT, Inc.	151	11,681
Healthcare Realty Trust, Inc.	48	1,333
Highwoods Properties, Inc. (a)	45	2,060
Home Properties, Inc. (a)	21	1,455
Hospitality Properties Trust (a)	108	3,563
Host Hotels & Resorts, Inc. (a)	307	6,195
Inland Real Estate Corp.	51	545
Iron Mountain, Inc. (a)	143	5,217
Kilroy Realty Corp.	27	2,057
Kimco Realty Corp.	144	3,866
Kite Realty Group Trust	14	394
Lamar Advertising Co. (Class A) (a)	30	1,778
LaSalle Hotel Properties (a)	33	1,282
Lexington Realty Trust (a)	81	796
Liberty Property Trust	78	2,785
LTC Properties, Inc. (a)	18	828
Macerich Co. (a)	51	4,301
Mack-Cali Realty Corp. (a)	117	2,256
Medical Properties Trust, Inc. (a)	96	1,415

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Mid-America Apartment Communities, Inc. (a)	26	$2,009
National Retail Properties, Inc.	63	2,581
OMEGA Healthcare Investors, Inc. (a)	45	1,826
Parkway Properties, Inc.	36	625
Pennsylvania Real Estate Investment Trust (a)	39	906
Plum Creek Timber Co., Inc. (a)	50	2,173
Post Properties, Inc. (a)	18	1,025
Potlatch Corp.	27	1,081
ProLogis, Inc.	202	8,799
PS Business Parks, Inc. (a)	12	996
Public Storage	48	9,463
Rayonier, Inc. (a)	87	2,346
Realty Income Corp. (a)	104	5,366
Regency Centers Corp. (a)	42	2,858
Sabra Healthcare REIT, Inc. (a)	36	1,193
Saul Centers, Inc.	9	515
Senior Housing Properties Trust	117	2,596
Simon Property Group, Inc.	48	9,391
SL Green Realty Corp. (a)	36	4,622
Sovran Self Storage, Inc.	15	1,409
Tanger Factory Outlet Centers, Inc. (a)	21	739
Taubman Centers, Inc. (a)	18	1,388
UDR, Inc. (a)	84	2,859
Universal Health Realty Income Trust (a)	9	506
Urban Edge Properties (a)	39	924
Urstadt Biddle Properties, Inc. (Class A) (a)	21	484
Ventas, Inc.	138	10,077
Vornado Realty Trust	78	8,736
Weingarten Realty Investors (a)	57	2,051
WP GLIMCHER, Inc. (a)	24	399

		248,065

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc. (a)	29	1,252
CBRE Group, Inc. (a)(b)	123	4,762
Forestar Group, Inc. (a)(b)	18	284
Jones Lang LaSalle, Inc. (a)	18	3,067

		9,365

ROAD & RAIL — 0.7%
ArcBest Corp.	27	1,023
Con-way, Inc. (a)	48	2,118
CSX Corp.	540	17,885
Genesee & Wyoming, Inc. (Class A) (a)(b)	12	1,157
Heartland Express, Inc. (a)	27	642
J.B. Hunt Transport Services, Inc.	29	2,476
Kansas City Southern	20	2,042
Knight Transportation, Inc.	39	1,258
Landstar System, Inc. (a)	15	994
Norfolk Southern Corp.	165	16,982
Old Dominion Freight Line, Inc. (b)	36	2,783
Roadrunner Transportation Systems, Inc. (a)(b)	56	1,415
Ryder Systems, Inc.	57	5,409
Saia, Inc. (b)	17	753
Union Pacific Corp.	325	35,201
Werner Enterprises, Inc. (a)	42	1,319

		93,457

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Advanced Energy Industries, Inc. (a)(b)	24	616
Advanced Micro Devices, Inc. (a)(b)	612	1,640
Altera Corp.	101	4,334
Analog Devices, Inc. (a)	102	6,426
Applied Materials, Inc.	462	10,423
Atmel Corp.	177	1,457
Broadcom Corp. (Class A)	259	11,213
Brooks Automation, Inc. (a)	36	419
Cabot Microelectronics Corp. (a)(b)	12	600
CEVA, Inc. (a)(b)	6	128
Cirrus Logic, Inc. (b)	27	898
Cohu, Inc.	15	164
Cree, Inc. (a)(b)	36	1,278
Cypress Semiconductor Corp. (b)	144	2,032
Diodes, Inc. (b)	24	685
DSP Group, Inc. (b)	18	216
Entropic Communications, Inc. (b)	45	133
Exar Corp. (a)(b)	18	181
Fairchild Semiconductor International, Inc. (b)	90	1,636
First Solar, Inc. (b)	71	4,245
Integrated Device Technology, Inc. (b)	84	1,682
Intel Corp.	3,582	112,009
Intersil Corp. (Class A) (a)	102	1,461
KLA-Tencor Corp.	78	4,547
Kopin Corp. (a)(b)	30	106
Kulicke & Soffa Industries, Inc. (b)	48	750
Lam Research Corp. (a)	68	4,776
Linear Technology Corp. (a)	51	2,387
Micrel, Inc.	30	452
Microchip Technology, Inc.	96	4,694
Micron Technology, Inc. (b)	498	13,511
Microsemi Corp. (b)	36	1,274
MKS Instruments, Inc.	27	913
Monolithic Power Systems, Inc. (a)	15	790
Nanometrics, Inc. (a)(b)	12	202
NVIDIA Corp.	205	4,290
Pericom Semiconductor Corp. (a)	18	278
Power Integrations, Inc. (a)	9	469
Qorvo, Inc. (b)	54	4,304
Rudolph Technologies, Inc. (b)	18	198
Semtech Corp. (a)(b)	24	639
Silicon Laboratories, Inc. (b)	15	761
Skyworks Solutions, Inc.	72	7,077
SunEdison, Inc. (a)(b)	65	1,560
Synaptics, Inc. (a)(b)	15	1,220
Teradyne, Inc. (a)	108	2,036
Tessera Technologies, Inc. (a)	30	1,208
Texas Instruments, Inc.	381	21,787
Ultratech, Inc. (b)	9	156
Veeco Instruments, Inc. (a)(b)	33	1,008
Xilinx, Inc. (a)	75	3,172

		248,441

SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)(b)	36	780
Adobe Systems, Inc. (b)	131	9,686

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Advent Software, Inc. (a)	15	$662
Ansys, Inc. (b)	27	2,381
Autodesk, Inc. (b)	69	4,046
Blackbaud, Inc. (a)	9	426
Bottomline Technologies, Inc. (a)(b)	9	246
CA, Inc. (a)	293	9,555
Cadence Design Systems, Inc. (a)(b)	93	1,715
CDK Global, Inc.	60	2,806
Citrix Systems, Inc. (b)	57	3,641
CommVault Systems, Inc. (a)(b)	9	393
Ebix, Inc. (a)	12	365
Electronic Arts, Inc. (a)(b)	105	6,176
EPIQ Systems, Inc. (a)	21	376
FactSet Research Systems, Inc. (a)	9	1,433
Fair Isaac Corp. (a)	12	1,065
Fortinet, Inc. (a)(b)	39	1,363
Informatica Corp. (b)	24	1,052
Interactive Intelligence Group (b)	6	247
Intuit, Inc.	44	4,266
Manhattan Associates, Inc. (a)(b)	11	557
Mentor Graphics Corp. (a)	48	1,153
Microsoft Corp.	3,750	152,456
MicroStrategy, Inc. (b)	3	508
Monotype Imaging Holdings, Inc.	15	490
Netscout Systems, Inc. (b)	18	789
Oracle Corp. (a)	1,462	63,085
Progress Software Corp. (b)	30	815
PTC, Inc. (a)(b)	39	1,411
Quality Systems, Inc. (a)	12	192
Red Hat, Inc. (a)(b)	45	3,409
Rovi Corp. (a)(b)	42	765
Salesforce.com, Inc. (a)(b)	95	6,347
SolarWinds, Inc. (b)	30	1,537
Solera Holdings, Inc. (a)	15	775
Symantec Corp.	322	7,523
Synchronoss Technologies, Inc. (b)	9	427
Synopsys, Inc. (b)	75	3,474
Take-Two Interactive Software, Inc. (a)(b)	36	916
Tyler Technologies, Inc. (b)	9	1,085
VASCO Data Security International, Inc. (a)(b)	50	1,077

		301,471

SPECIALTY RETAIL — 2.5%
Aaron’s, Inc. (a)	39	1,104
Abercrombie & Fitch Co. (Class A) (a)	72	1,587
Advance Auto Parts, Inc.	20	2,994
Aeropostale, Inc. (a)(b)	57	198
American Eagle Outfitters, Inc.	337	5,756
ANN, Inc. (b)	30	1,231
Ascena Retail Group, Inc. (a)(b)	143	2,075
AutoNation, Inc. (a)(b)	134	8,620
AutoZone, Inc. (a)(b)	13	8,868
Barnes & Noble, Inc. (a)(b)	63	1,496
Bed Bath & Beyond, Inc. (a)(b)	117	8,983
Best Buy Co., Inc.	547	20,671
Big 5 Sporting Goods Corp. (a)	27	358
Brown Shoe Co., Inc. (a)	66	2,165
Buckle, Inc. (a)	21	1,073
Cabela’s, Inc. (a)(b)	29	1,623
CarMax, Inc. (b)	89	6,142
Cato Corp. (Class A)	18	713
Chico’s FAS, Inc.	78	1,380
Children’s Place, Inc. (a)	18	1,155
Christopher & Banks Corp. (a)(b)	60	334
CST Brands, Inc. (a)	84	3,682
Dick’s Sporting Goods, Inc.	45	2,565
Finish Line, Inc. (Class A) (a)	30	736
Foot Locker, Inc. (a)	68	4,284
Francesca’s Holdings Corp. (b)	56	997
GameStop Corp. (Class A) (a)	114	4,327
Gap, Inc. (a)	296	12,826
Genesco, Inc. (b)	15	1,069
Group 1 Automotive, Inc. (a)	48	4,144
Guess?, Inc. (a)	126	2,342
Haverty Furniture Cos., Inc. (a)	21	523
Hibbett Sports, Inc. (a)(b)	9	442
Home Depot, Inc.	520	59,077
Kirkland’s, Inc. (a)(b)	12	285
L Brands, Inc. (a)	114	10,749
Lithia Motors, Inc. (Class A)	24	2,386
Lowe’s Cos., Inc.	430	31,988
Lumber Liquidators Holdings, Inc. (b)	12	369
MarineMax, Inc. (a)(b)	39	1,034
Men’s Wearhouse, Inc. (a)	27	1,409
Monro Muffler Brake, Inc. (a)	9	585
Murphy USA, Inc. (a)(b)	89	6,441
O’Reilly Automotive, Inc. (a)(b)	39	8,433
Office Depot, Inc. (a)(b)	847	7,792
Outerwall, Inc. (a)	18	1,190
Pep Boys-Manny, Moe & Jack (a)(b)	42	404
Rent-A-Center, Inc. (a)	105	2,881
Ross Stores, Inc.	69	7,270
Select Comfort Corp. (a)(b)	18	621
Signet Jewelers, Ltd.	24	3,331
Sonic Automotive, Inc. (Class A) (a)	60	1,494
Stage Stores, Inc.	51	1,169
Staples, Inc.	1,292	21,040
Stein Mart, Inc.	45	560
Tiffany & Co.	39	3,432
TJX Cos., Inc.	226	15,831
Tractor Supply Co. (a)	30	2,552
Urban Outfitters, Inc. (b)	66	3,013
Vitamin Shoppe, Inc. (a)(b)	12	494
Williams-Sonoma, Inc.	45	3,587
Zumiez, Inc. (a)(b)	9	362

		316,242

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
3D Systems Corp. (a)(b)	21	576
Apple, Inc.	2,507	311,946
Diebold, Inc. (a)	42	1,489
Electronics for Imaging, Inc. (a)(b)	33	1,378
EMC Corp.	833	21,292
Hewlett-Packard Co. (a)	2,005	62,476
Lexmark International, Inc. (Class A)	69	2,921
NCR Corp. (b)	99	2,922
NetApp, Inc.	131	4,645
QLogic Corp. (a)(b)	54	796
SanDisk Corp.	86	5,471
Seagate Technology PLC (a)	256	13,320
Super Micro Computer, Inc. (b)	18	598

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Western Digital Corp.	146	$13,287

		443,117

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc.	24	2,219
Coach, Inc. (a)	99	4,102
Crocs, Inc. (a)(b)	36	425
Deckers Outdoor Corp. (a)(b)	18	1,312
Fossil Group, Inc. (a)(b)	18	1,484
G-III Apparel Group, Ltd. (a)(b)	15	1,690
Hanesbrands, Inc.	108	3,619
Iconix Brand Group, Inc. (a)(b)	45	1,515
Kate Spade & Co. (a)(b)	45	1,503
Michael Kors Holdings, Ltd. (a)(b)	27	1,775
Movado Group, Inc.	12	342
NIKE, Inc. (Class B)	171	17,156
Oxford Industries, Inc.	6	453
Perry Ellis International, Inc. (a)(b)	18	417
PVH Corp.	18	1,918
Quiksilver, Inc. (a)(b)	44	81
Ralph Lauren Corp.	41	5,392
Skechers U.S.A., Inc. (Class A) (a)(b)	29	2,085
Steven Madden, Ltd. (b)	21	798
Under Armour, Inc. (Class A) (a)(b)	26	2,100
V.F. Corp.	150	11,296
Wolverine World Wide, Inc. (a)	48	1,606

		63,288

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (a)	132	1,709
Bank Mutual Corp. (a)	48	351
BofI Holding, Inc. (a)(b)	11	1,024
Brookline Bancorp, Inc.	42	422
Dime Community Bancshares	27	435
Hudson City Bancorp, Inc. (a)	520	5,450
New York Community Bancorp, Inc. (a)	441	7,378
Northwest Bancshares, Inc. (a)	66	782
Oritani Financial Corp. (a)	18	262
People’s United Financial, Inc. (a)	286	4,347
Provident Financial Services, Inc. (a)	48	895
TrustCo Bank Corp. NY (a)	75	516
Washington Federal, Inc. (a)	72	1,570

		25,141

TOBACCO — 1.0%
Altria Group, Inc.	880	44,017
Lorillard, Inc.	159	10,391
Philip Morris International, Inc.	693	52,204
Reynolds American, Inc. (a)	347	23,912
Universal Corp. (a)	39	1,839

		132,363

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	24	1,088
DXP Enterprises, Inc. (b)	21	926
Fastenal Co. (a)	63	2,610
GATX Corp. (a)	6	348
Kaman Corp. (a)	15	636
MSC Industrial Direct Co., Inc. (Class A) (a)	18	1,300
NOW, Inc. (a)(b)	57	1,234
United Rentals, Inc. (b)	33	3,008
Veritiv Corp. (b)	8	353
W.W. Grainger, Inc. (a)	24	5,659
Watsco, Inc. (a)	21	2,640

		19,802

WATER UTILITIES — 0.0% (d)
American States Water Co. (a)	24	957
Aqua America, Inc. (a)	90	2,372

		3,329

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	36	690
Telephone & Data Systems, Inc.	209	5,204

		5,894

TOTAL COMMON STOCKS —
(Cost $10,342,790)		12,554,494

SHORT TERM INVESTMENTS — 23.2%
MONEY MARKET FUNDS — 23.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,886,223	2,886,223
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	31,354	31,354

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,917,577)		2,917,577

TOTAL INVESTMENTS — 122.8% (h)
(Cost $13,260,367)		15,472,071
OTHER ASSETS & LIABILITIES — (22.8)%		(2,870,956)

NET ASSETS — 100.0%		$12,601,115

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 2.0%
BE Aerospace, Inc. (a)	37	$2,354
Boeing Co. (a)	251	37,670
Cubic Corp.	8	414
Curtiss-Wright Corp. (a)	34	2,514
Engility Holdings, Inc. (a)	4	120
Esterline Technologies Corp. (a)(b)	15	1,716
Exelis, Inc.	104	2,535
General Dynamics Corp.	436	59,178
Honeywell International, Inc.	427	44,540
Huntington Ingalls Industries, Inc.	39	5,466
KLX, Inc. (a)(b)	18	694
L-3 Communications Holdings, Inc.	61	7,673
Lockheed Martin Corp.	350	71,036
Moog, Inc. (Class A) (b)	35	2,627
Northrop Grumman Corp.	246	39,596
Orbital ATK, Inc.	38	2,912
Precision Castparts Corp. (a)	17	3,570
Raytheon Co.	220	24,035
Rockwell Collins, Inc.	84	8,110
Taser International, Inc. (a)(b)	86	2,073
Teledyne Technologies, Inc. (a)(b)	15	1,601
Textron, Inc.	220	9,753
Triumph Group, Inc. (a)	16	956
United Technologies Corp.	178	20,862

		352,005

AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)(b)	36	1,549
C.H. Robinson Worldwide, Inc. (a)	190	13,912
Expeditors International of Washington, Inc.	105	5,059
FedEx Corp.	343	56,749
Forward Air Corp. (a)	40	2,172
HUB Group, Inc. (Class A) (b)	44	1,729
United Parcel Service, Inc. (Class B)	615	59,618
UTI Worldwide, Inc. (a)(b)	100	1,230

		142,018

AIRLINES — 0.8%
Alaska Air Group, Inc.	204	13,501
Allegiant Travel Co. (a)	22	4,230
Delta Air Lines, Inc.	1,371	61,640
JetBlue Airways Corp. (a)(b)	439	8,451
SkyWest, Inc. (a)	84	1,227
Southwest Airlines Co.	1,124	49,793

		138,842

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (a)	48	2,903
Delphi Automotive PLC	261	20,812
Drew Industries, Inc.	20	1,231
Gentex Corp. (a)	184	3,367
Goodyear Tire & Rubber Co.	265	7,176
Johnson Controls, Inc.	308	15,536
Standard Motor Products, Inc. (a)	20	845
Superior Industries International, Inc. (a)	4	76

		51,946

AUTOMOBILES — 0.2%
Ford Motor Co.	1,454	23,468
General Motors Co.	283	10,613
Harley-Davidson, Inc.	99	6,013
Thor Industries, Inc. (a)	5	316
Winnebago Industries, Inc. (a)	44	935

		41,345

BANKS — 4.8%
Associated Banc-Corp. (a)	138	2,567
BancorpSouth, Inc.	1	23
Bank of America Corp.	4,857	74,749
Bank of Hawaii Corp. (a)	6	367
Bank of the Ozarks, Inc. (a)	80	2,954
Banner Corp.	27	1,239
BB&T Corp.	333	12,984
BBCN Bancorp, Inc. (a)	20	289
Boston Private Financial Holdings, Inc.	92	1,118
Cathay General Bancorp	14	398
Citigroup, Inc.	1,908	98,300
City Holding Co. (a)	8	376
City National Corp.	27	2,405
Comerica, Inc.	53	2,392
Commerce Bancshares, Inc. (a)	20	846
Community Bank System, Inc. (a)	28	991
Cullen/Frost Bankers, Inc. (a)	24	1,658
CVB Financial Corp. (a)	92	1,467
East West Bancorp, Inc. (a)	115	4,653
F.N.B. Corp. (a)	112	1,472
Fifth Third Bancorp	173	3,261
First BanCorp- Puerto Rico (a)(b)	76	471
First Financial Bancorp (a)	28	499
First Horizon National Corp. (a)	213	3,044
First Midwest Bancorp, Inc.	4	69
First Niagara Financial Group, Inc.	104	919
Glacier Bancorp, Inc. (a)	2	50
Hancock Holding Co. (a)	21	627
Hanmi Financial Corp. (a)	48	1,015
Huntington Bancshares, Inc. (a)	595	6,575
Independent Bank Corp.-Massachusetts	20	877
International Bancshares Corp. (a)	20	521
JPMorgan Chase & Co.	2,668	161,627
KeyCorp	538	7,618
LegacyTexas Financial Group, Inc.	78	1,773
M&T Bank Corp. (a)	104	13,208
MB Financial, Inc. (a)	48	1,503
National Penn Bancshares, Inc. (a)	120	1,292
NBT Bancorp, Inc. (a)	12	301
Old National Bancorp	100	1,419
PacWest Bancorp (a)	91	4,267
Pinnacle Financial Partners, Inc. (a)	36	1,601
PNC Financial Services Group, Inc.	376	35,058
PrivateBancorp, Inc. (a)	92	3,236
Prosperity Bancshares, Inc. (a)	23	1,207
Regions Financial Corp.	525	4,961
S&T Bancorp, Inc.	8	227
Signature Bank (a)(b)	15	1,944
Simmons First National Corp. (Class A)	4	182
Sterling Bancorp	53	711
SunTrust Banks, Inc.	372	15,286
Susquehanna Bancshares, Inc.	206	2,824
SVB Financial Group (b)	15	1,906
Synovus Financial Corp.	109	3,053
TCF Financial Corp.	147	2,311

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Texas Capital Bancshares, Inc. (a)(b)	27	$1,314
Tompkins Financial Corp. (a)	4	215
Trustmark Corp. (a)	48	1,165
U.S. Bancorp (a)	1,277	55,767
UMB Financial Corp.	1	53
Umpqua Holdings Corp.	95	1,632
United Bankshares, Inc. (a)	78	2,931
United Community Banks, Inc. (a)	28	529
Valley National Bancorp (a)	24	227
Webster Financial Corp. (a)	43	1,593
Wells Fargo & Co.	4,996	271,782
Westamerica Bancorporation (a)	12	519
Wilshire Bancorp, Inc. (a)	104	1,037
Wintrust Financial Corp. (a)	12	572
Zions Bancorporation (a)	24	648

		836,675

BEVERAGES — 2.0%
Boston Beer Co., Inc. (Class A) (a)(b)	13	3,476
Brown-Forman Corp. (Class B) (a)	112	10,119
Coca-Cola Co. (a)	2,483	100,686
Coca-Cola Enterprises, Inc.	84	3,713
Constellation Brands, Inc. (Class A) (a)(b)	204	23,707
Dr. Pepper Snapple Group, Inc.	300	23,544
Molson Coors Brewing Co. (Class B)	249	18,538
Monster Beverage Corp. (b)	234	32,384
PepsiCo, Inc.	1,327	126,888

		343,055

BIOTECHNOLOGY — 3.4%
Acorda Therapeutics, Inc. (a)(b)	62	2,063
Alexion Pharmaceuticals, Inc. (b)	142	24,609
Amgen, Inc.	1,054	168,482
Biogen, Inc. (b)	109	46,024
Celgene Corp. (a)(b)	1,241	143,062
Gilead Sciences, Inc. (a)(b)	1,077	105,686
Momenta Pharmaceuticals, Inc. (a)(b)	8	122
Regeneron Pharmaceuticals, Inc. (a)(b)	109	49,211
Spectrum Pharmaceuticals, Inc. (a)(b)	20	121
United Therapeutics Corp. (b)	54	9,312
Vertex Pharmaceuticals, Inc. (b)	374	44,121

		592,813

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp.	66	4,334
Allegion PLC (a)	60	3,670
Apogee Enterprises, Inc. (a)	48	2,074
Fortune Brands Home & Security, Inc.	21	997
Gibraltar Industries, Inc. (a)(b)	20	328
Griffon Corp. (a)	20	349
Lennox International, Inc. (a)	24	2,681
Masco Corp. (a)	305	8,143
Quanex Building Products Corp.	44	869
Simpson Manufacturing Co., Inc. (a)	4	149
Universal Forest Products, Inc. (a)	28	1,553

		25,147

CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc. (a)(b)	26	5,584
Ameriprise Financial, Inc.	225	29,439
Bank of New York Mellon Corp.	1,374	55,290
BlackRock, Inc.	123	44,998
Calamos Asset Management, Inc. (Class A) (a)	4	54
Charles Schwab Corp.	1,110	33,788
E*TRADE Financial Corp. (b)	255	7,282
Eaton Vance Corp. (a)	65	2,707
Evercore Partners, Inc. (Class A)	1	52
Federated Investors, Inc. (Class B) (a)	95	3,220
Franklin Resources, Inc. (a)	181	9,289
Goldman Sachs Group, Inc.	323	60,714
Greenhill & Co., Inc. (a)	11	436
HFF, Inc. (Class A) (a)	44	1,652
Interactive Brokers Group, Inc. (Class A)	71	2,415
Invesco, Ltd. (a)	416	16,511
Janus Capital Group, Inc. (a)	171	2,939
Legg Mason, Inc. (a)	114	6,293
Morgan Stanley	1,987	70,916
Northern Trust Corp.	139	9,681
Piper Jaffray Co., Inc. (a)(b)	16	839
Raymond James Financial, Inc. (a)	79	4,486
SEI Investments Co. (a)	88	3,880
State Street Corp. (a)(c)	333	24,486
Stifel Financial Corp. (b)	52	2,899
T. Rowe Price Group, Inc. (a)	142	11,499
Virtus Investment Partners, Inc. (a)	8	1,046

		412,395

CHEMICALS — 2.2%
A. Schulman, Inc. (a)	20	964
Air Products & Chemicals, Inc. (a)	283	42,812
Airgas, Inc. (a)	36	3,820
American Vanguard Corp. (a)	40	425
Ashland, Inc.	83	10,567
Balchem Corp. (a)	39	2,160
Cabot Corp. (a)	42	1,890
CF Industries Holdings, Inc.	44	12,482
Cytec Industries, Inc.	21	1,135
Dow Chemical Co. (a)	326	15,641
E. I. du Pont de Nemours & Co. (a)	951	67,968
Eastman Chemical Co.	19	1,316
Ecolab, Inc.	102	11,667
Flotek Industries, Inc. (a)(b)	75	1,106
FMC Corp. (a)	2	115
H.B. Fuller Co. (a)	27	1,157
Hawkins, Inc. (a)	4	152
Innophos Holdings, Inc.	12	676
International Flavors & Fragrances, Inc.	65	7,631
Intrepid Potash, Inc. (a)(b)	4	46
Koppers Holdings, Inc. (a)	8	157
Kraton Performance Polymers, Inc. (b)	40	808
LSB Industries, Inc. (a)(b)	20	827
LyondellBasell Industries NV	122	10,712
Minerals Technologies, Inc. (a)	40	2,924
Monsanto Co. (a)	304	34,212
Mosaic Co.	119	5,481
NewMarket Corp. (a)	10	4,778
Olin Corp. (a)	31	993
OM Group, Inc. (a)	52	1,562
PolyOne Corp.	42	1,569
PPG Industries, Inc. (a)	167	37,665
Praxair, Inc. (a)	110	13,281
Quaker Chemical Corp. (a)	26	2,227
Rayonier Advanced Materials, Inc.	1	15

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

RPM International, Inc.	163	$7,822
Scotts Miracle-Gro Co. (Class A)	20	1,343
Sensient Technologies Corp. (a)	55	3,788
Sherwin-Williams Co.	127	36,132
Sigma-Aldrich Corp.	194	26,821
Stepan Co.	16	667
Tredegar Corp. (a)	39	784
Valspar Corp. (a)	80	6,722
Zep, Inc. (a)	4	68

		385,088

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT Corp. (a)	169	7,017
Brady Corp. (Class A)	12	339
Brink’s Co.	8	221
Cintas Corp. (a)	132	10,775
Copart, Inc. (b)	43	1,615
Deluxe Corp. (a)	68	4,711
G & K Services, Inc. (Class A) (a)	20	1,451
Healthcare Services Group, Inc. (a)	32	1,028
Herman Miller, Inc. (a)	39	1,083
HNI Corp. (a)	69	3,807
Interface, Inc.	83	1,725
Matthews International Corp. (Class A) (a)	24	1,236
Mobile Mini, Inc.	1	43
MSA Safety, Inc. (a)	24	1,197
Pitney Bowes, Inc.	42	979
R.R. Donnelley & Sons Co.	8	153
Republic Services, Inc.	282	11,438
Rollins, Inc. (a)	48	1,187
Stericycle, Inc. (a)(b)	46	6,460
Tetra Tech, Inc.	3	72
Tyco International PLC	228	9,818
Viad Corp. (a)	47	1,308
Waste Connections, Inc.	57	2,744
Waste Management, Inc.	483	26,193

		96,600

COMMUNICATIONS EQUIPMENT — 1.3%
Arris Group, Inc. (b)	94	2,716
Bel Fuse, Inc. (Class B) (a)	4	76
Black Box Corp. (a)	4	84
CalAmp Corp. (b)	55	891
Ciena Corp. (a)(b)	13	251
Cisco Systems, Inc.	6,227	171,398
F5 Networks, Inc. (b)	71	8,161
Harmonic, Inc. (b)	171	1,267
Harris Corp.	40	3,150
InterDigital, Inc. (a)	61	3,095
Ixia (a)(b)	55	667
JDS Uniphase Corp. (a)(b)	11	144
Juniper Networks, Inc.	16	361
Motorola Solutions, Inc.	80	5,334
Netgear, Inc. (a)(b)	16	526
Plantronics, Inc. (a)	26	1,377
Polycom, Inc. (b)	156	2,090
QUALCOMM, Inc. (a)	349	24,200
Riverbed Technology, Inc. (b)	46	962
ViaSat, Inc. (b)	1	60

		226,810

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)(b)	39	1,202
Aegion Corp. (a)(b)	44	794
Comfort Systems USA, Inc.	83	1,746
Dycom Industries, Inc. (a)(b)	55	2,686
EMCOR Group, Inc. (a)	55	2,556
Fluor Corp.	4	229
Granite Construction, Inc. (a)	2	70
Jacobs Engineering Group, Inc. (b)	5	226
KBR, Inc.	19	275
Orion Marine Group, Inc. (a)(b)	12	106
Quanta Services, Inc. (b)	9	257

		10,147

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6	501
Headwaters, Inc. (a)(b)	100	1,834
Martin Marietta Materials, Inc. (a)	13	1,818
Vulcan Materials Co. (a)	61	5,142

		9,295

CONSUMER FINANCE — 0.7%
American Express Co.	489	38,201
Capital One Financial Corp. (a)	444	34,996
Cash America International, Inc. (a)	19	443
Discover Financial Services	476	26,823
Enova International, Inc. (b)	17	335
First Cash Financial Services, Inc. (a)(b)	4	186
Navient Corp. (a)	500	10,165
PRA Group, Inc. (a)(b)	36	1,955
SLM Corp. (b)	480	4,454
World Acceptance Corp. (a)(b)	15	1,094

		118,652

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc. (a)	5	318
Avery Dennison Corp. (a)	42	2,222
Ball Corp.	206	14,552
Bemis Co., Inc.	88	4,075
Greif, Inc. (Class A)	12	471
MeadWestvaco Corp.	191	9,525
Myers Industries, Inc. (a)	40	701
Packaging Corp. of America	103	8,054
Rock-Tenn Co. (Class A)	135	8,707
Sealed Air Corp.	293	13,349
Silgan Holdings, Inc.	15	872
Sonoco Products Co. (a)	58	2,637

		65,483

DISTRIBUTORS — 0.1%
Genuine Parts Co.	199	18,545
LKQ Corp. (b)	89	2,275
Pool Corp.	35	2,442
VOXX International Corp. (a)(b)	8	73

		23,335

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)(b)	4	120
Apollo Education Group, Inc. (a)(b)	4	76
Capella Education Co. (a)	4	259
Career Education Corp. (b)	4	20
DeVry Education Group, Inc.	88	2,936
Graham Holdings Co. (Class B)	6	6,298

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

H&R Block, Inc.	213	$6,831
Regis Corp. (b)	36	589
Service Corp. International	213	5,549
Sotheby’s (a)	15	634
Universal Technical Institute, Inc. (a)	4	38

		23,350

DIVERSIFIED FINANCIAL SERVICES — 2.7%
Berkshire Hathaway, Inc. (Class B) (b)	2,543	367,006
CBOE Holdings, Inc. (a)	98	5,626
CME Group, Inc. (a)	332	31,444
Intercontinental Exchange, Inc. (a)	42	9,797
Leucadia National Corp. (a)	15	334
MarketAxess Holdings, Inc. (a)	27	2,238
McGraw Hill Financial, Inc. (a)	217	22,438
Moody’s Corp.	224	23,251
MSCI, Inc. (a)	61	3,740
NASDAQ OMX Group, Inc. (a)	132	6,724

		472,598

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc. (a)	1,960	63,994
Atlantic Tele-Network, Inc. (a)	8	554
CenturyLink, Inc. (a)	887	30,646
Cincinnati Bell, Inc. (a)(b)	327	1,154
Consolidated Communications Holdings, Inc. (a)	65	1,326
Frontier Communications Corp. (a)	1,558	10,984
General Communication, Inc. (Class A) (a)(b)	8	126
Level 3 Communications, Inc. (b)	433	23,312
Verizon Communications, Inc.	871	42,357
Windstream Holdings, Inc. (a)	582	4,307

		178,760

ELECTRIC UTILITIES — 2.2%
American Electric Power Co., Inc.	596	33,525
Cleco Corp.	55	2,999
Duke Energy Corp.	742	56,971
Edison International	479	29,923
El Paso Electric Co. (a)	20	773
Entergy Corp. (a)	280	21,697
Eversource Energy (a)	359	18,137
Exelon Corp. (a)	1,119	37,609
FirstEnergy Corp.	512	17,951
Great Plains Energy, Inc.	123	3,282
Hawaiian Electric Industries, Inc. (a)	142	4,561
IDACORP, Inc. (a)	61	3,835
NextEra Energy, Inc. (a)	348	36,209
OGE Energy Corp.	59	1,865
Pepco Holdings, Inc.	371	9,954
Pinnacle West Capital Corp.	144	9,180
PNM Resources, Inc. (a)	36	1,051
PPL Corp. (a)	698	23,495
Southern Co.	869	38,479
UIL Holdings Corp.	56	2,879
Westar Energy, Inc. (a)	159	6,163
Xcel Energy, Inc. (a)	616	21,443

		381,981

ELECTRICAL EQUIPMENT — 0.1%
Acuity Brands, Inc.	24	4,036
AMETEK, Inc.	110	5,779
AZZ, Inc. (a)	8	373
Eaton Corp. PLC	57	3,872
Emerson Electric Co. (a)	85	4,813
Encore Wire Corp. (a)	8	303
General Cable Corp. (a)	3	52
Hubbell, Inc. (Class B)	7	767
Powell Industries, Inc. (a)	8	270
Rockwell Automation, Inc. (a)	17	1,972

		22,237

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Agilysys, Inc. (a)(b)	4	39
Amphenol Corp. (Class A)	351	20,684
Anixter International, Inc. (b)	10	761
Arrow Electronics, Inc. (b)	53	3,241
Avnet, Inc.	59	2,625
Badger Meter, Inc. (a)	8	480
Belden, Inc.	41	3,836
Checkpoint Systems, Inc.	95	1,028
Cognex Corp. (a)(b)	33	1,636
Coherent, Inc. (b)	19	1,234
Corning, Inc.	1,776	40,280
CTS Corp. (a)	16	288
Daktronics, Inc. (a)	8	86
Electro Scientific Industries, Inc. (a)	4	25
FARO Technologies, Inc. (a)(b)	4	249
FLIR Systems, Inc.	65	2,033
II-VI, Inc. (a)(b)	12	222
Ingram Micro, Inc. (Class A) (a)(b)	85	2,135
Insight Enterprises, Inc. (b)	12	342
Itron, Inc. (a)(b)	32	1,168
Jabil Circuit, Inc. (a)	203	4,746
Keysight Technologies, Inc. (b)	131	4,867
Knowles Corp. (a)(b)	40	771
Littelfuse, Inc. (a)	2	199
Methode Electronics, Inc. (Class A) (a)	21	988
Mettler-Toledo International, Inc. (a)(b)	28	9,202
MTS Systems Corp. (a)	24	1,816
National Instruments Corp. (a)	39	1,250
OSI Systems, Inc. (b)	3	223
Plexus Corp. (a)(b)	28	1,142
Rogers Corp. (a)(b)	24	1,973
Sanmina Corp. (a)(b)	139	3,362
SYNNEX Corp. (a)	41	3,167
TE Connectivity, Ltd. (a)	256	18,335
Tech Data Corp. (a)(b)	44	2,542
Trimble Navigation, Ltd. (a)(b)	11	277
TTM Technologies, Inc. (a)(b)	4	36
Vishay Intertechnology, Inc. (a)	127	1,755
Zebra Technologies Corp. (Class A) (b)	79	7,166

		146,209

ENERGY EQUIPMENT & SERVICES — 0.3%
Atwood Oceanics, Inc. (a)	7	197
Baker Hughes, Inc.	91	5,786
C&J Energy Services, Ltd. (a)(b)	43	479
Cameron International Corp. (a)(b)	8	361
CARBO Ceramics, Inc. (a)	24	732
Diamond Offshore Drilling, Inc.	3	80
Dresser-Rand Group, Inc. (a)(b)	110	8,839
Ensco PLC (Class A) (a)	31	653

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Era Group, Inc. (a)(b)	4	$83
Exterran Holdings, Inc.	9	302
FMC Technologies, Inc. (a)(b)	29	1,073
Geospace Technologies Corp. (a)(b)	3	50
Gulf Island Fabrication, Inc. (a)	4	59
Halliburton Co.	36	1,580
Helix Energy Solutions Group, Inc. (b)	4	60
Helmerich & Payne, Inc.	5	340
Hornbeck Offshore Services, Inc. (a)(b)	3	56
ION Geophysical Corp. (a)(b)	16	35
Matrix Service Co. (b)	4	70
Nabors Industries, Ltd. (a)	12	164
National Oilwell Varco, Inc. (a)	54	2,699
Noble Corp. PLC (a)	11	157
Oil States International, Inc. (b)	24	955
Paragon Offshore PLC	3	4
Patterson-UTI Energy, Inc.	6	113
Pioneer Energy Services Corp. (b)	139	753
Rowan Cos. PLC (Class A) (a)	16	283
Schlumberger, Ltd.	270	22,529
Superior Energy Services, Inc. (a)	6	134
Tetra Technologies, Inc. (a)(b)	144	890
Tidewater, Inc. (a)	13	249
Unit Corp. (a)(b)	2	56
US Silica Holdings, Inc. (a)	2	71

		49,892

FOOD & STAPLES RETAILING — 3.1%
Andersons, Inc. (a)	3	124
Casey’s General Stores, Inc. (a)	50	4,505
Costco Wholesale Corp.	496	75,141
CVS Health Corp.	1,685	173,909
Kroger Co.	804	61,635
SUPERVALU, Inc. (a)(b)	246	2,861
Sysco Corp. (a)	420	15,847
United Natural Foods, Inc. (a)(b)	38	2,928
Wal-Mart Stores, Inc.	1,260	103,635
Walgreens Boots Alliance, Inc.	1,208	102,293
Whole Foods Market, Inc.	56	2,916

		545,794

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	892	42,281
B&G Foods, Inc. (a)	35	1,030
Cal-Maine Foods, Inc.	40	1,562
Calavo Growers, Inc.	8	411
Campbell Soup Co. (a)	83	3,864
ConAgra Foods, Inc. (a)	303	11,069
Dean Foods Co. (a)	75	1,240
Flowers Foods, Inc.	53	1,205
General Mills, Inc. (a)	380	21,508
Hain Celestial Group, Inc. (b)	118	7,558
Hershey Co.	68	6,862
Hormel Foods Corp. (a)	96	5,458
Ingredion, Inc. (a)	106	8,249
J&J Snack Foods Corp.	23	2,454
J.M. Smucker Co.	47	5,439
Kellogg Co.	180	11,871
Keurig Green Mountain, Inc. (a)	200	22,346
Kraft Foods Group, Inc. (a)	618	53,837
Lancaster Colony Corp.	24	2,284
McCormick & Co., Inc. (a)	103	7,942
Mead Johnson Nutrition Co. (a)	263	26,439
Mondelez International, Inc. (Class A) (a)	917	33,095
Sanderson Farms, Inc. (a)	32	2,549
Seneca Foods Corp. (Class A) (a)(b)	12	358
Snyders-Lance, Inc. (a)	48	1,534
Tootsie Roll Industries, Inc. (a)	12	419
TreeHouse Foods, Inc. (a)(b)	52	4,421
Tyson Foods, Inc. (Class A) (a)	135	5,170
WhiteWave Foods Co. (Class A) (b)	285	12,637

		305,092

GAS UTILITIES — 0.2%
AGL Resources, Inc.	92	4,568
Atmos Energy Corp. (a)	106	5,862
Laclede Group, Inc.	49	2,510
National Fuel Gas Co. (a)	15	905
New Jersey Resources Corp. (a)	106	3,292
Northwest Natural Gas Co. (a)	12	575
ONE Gas, Inc. (a)	55	2,378
Piedmont Natural Gas Co., Inc.	82	3,027
Questar Corp. (a)	96	2,290
South Jersey Industries, Inc. (a)	27	1,466
Southwest Gas Corp. (a)	37	2,152
UGI Corp.	219	7,137
WGL Holdings, Inc. (a)	77	4,343

		40,505

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc. (a)	24	1,539
Abbott Laboratories (a)	1,581	73,248
ABIOMED, Inc. (a)(b)	54	3,865
Analogic Corp. (a)	7	636
Baxter International, Inc.	296	20,276
Becton, Dickinson and Co.	274	39,344
Boston Scientific Corp. (b)	262	4,650
C.R. Bard, Inc.	91	15,229
Cantel Medical Corp.	49	2,327
CONMED Corp.	8	404
Cooper Cos., Inc. (a)	54	10,121
CryoLife, Inc. (a)	36	373
Cynosure, Inc. (Class A) (a)(b)	3	92
DENTSPLY International, Inc. (a)	101	5,140
Edwards Lifesciences Corp. (b)	172	24,503
Greatbatch, Inc. (a)(b)	12	694
Haemonetics Corp. (a)(b)	28	1,258
Halyard Health, Inc. (a)(b)	17	836
HealthStream, Inc. (b)	32	806
Hill-Rom Holdings, Inc.	47	2,303
Hologic, Inc. (b)	275	9,082
ICU Medical, Inc. (b)	20	1,863
IDEXX Laboratories, Inc. (a)(b)	58	8,960
Integra LifeSciences Holdings Corp. (b)	24	1,480
Intuitive Surgical, Inc. (b)	43	21,716
Masimo Corp. (a)(b)	40	1,319
Medtronic PLC	1,771	138,120
Meridian Bioscience, Inc. (a)	20	382
Merit Medical Systems, Inc. (a)(b)	20	385
Natus Medical, Inc. (b)	48	1,895
NuVasive, Inc. (b)	25	1,150
ResMed, Inc.	182	13,064
Sirona Dental Systems, Inc. (a)(b)	49	4,409

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

St. Jude Medical, Inc. (a)	152	$9,941
STERIS Corp.	87	6,113
Stryker Corp. (a)	289	26,660
SurModics, Inc. (a)(b)	20	521
Teleflex, Inc. (a)	38	4,592
Thoratec Corp. (a)(b)	27	1,131
Varian Medical Systems, Inc. (b)	65	6,116
West Pharmaceutical Services, Inc. (a)	31	1,866
Zimmer Holdings, Inc. (a)	161	18,921

		487,330

HEALTH CARE PROVIDERS & SERVICES — 3.6%
Aetna, Inc. (a)	458	48,791
Air Methods Corp. (a)(b)	39	1,817
Almost Family, Inc. (a)(b)	4	179
Amedisys, Inc. (a)(b)	72	1,928
AmerisourceBergen Corp.	288	32,737
AMN Healthcare Services, Inc. (b)	68	1,569
AmSurg Corp. (a)(b)	43	2,645
Anthem, Inc. (a)	425	65,624
Bio-Reference Laboratories, Inc. (b)	36	1,269
Cardinal Health, Inc.	292	26,359
Centene Corp. (a)(b)	178	12,583
Chemed Corp. (a)	23	2,746
Cigna Corp.	209	27,053
Community Health Systems, Inc. (a)(b)	146	7,633
Cross Country Healthcare, Inc. (a)(b)	4	47
DaVita HealthCare Partners, Inc. (b)	123	9,997
Ensign Group, Inc. (a)	24	1,125
ExamWorks Group, Inc. (a)(b)	47	1,956
Express Scripts Holding Co. (b)	462	40,088
Health Net, Inc. (b)	112	6,775
Healthways, Inc. (a)(b)	52	1,024
Henry Schein, Inc. (a)(b)	67	9,354
HMS Holdings Corp. (a)(b)	55	850
Humana, Inc. (a)	238	42,369
IPC Healthcare, Inc. (a)(b)	8	373
Kindred Healthcare, Inc.	103	2,450
Laboratory Corp. of America Holdings (a)(b)	83	10,465
Landauer, Inc. (a)	8	281
LHC Group, Inc. (b)	12	396
LifePoint Hospitals, Inc. (b)	49	3,599
Magellan Health, Inc. (b)	4	283
McKesson Corp.	185	41,847
MEDNAX, Inc. (b)	80	5,801
Molina Healthcare, Inc. (a)(b)	58	3,903
Omnicare, Inc.	83	6,396
Patterson Cos., Inc. (a)	83	4,050
PharMerica Corp. (b)	68	1,917
Quest Diagnostics, Inc. (a)	176	13,526
Tenet Healthcare Corp. (a)(b)	54	2,674
UnitedHealth Group, Inc.	1,410	166,789
Universal Health Services, Inc. (Class B)	126	14,831
VCA, Inc. (a)(b)	129	7,072
WellCare Health Plans, Inc. (b)	50	4,573

		637,744

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)(b)	191	13,992
Computer Programs and Systems, Inc. (a)	4	217
Omnicell, Inc. (b)	67	2,352

		16,561

HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ’s Restaurants, Inc. (b)	35	1,766
Bob Evans Farms, Inc.	28	1,295
Boyd Gaming Corp. (a)(b)	123	1,747
Brinker International, Inc. (a)	75	4,617
Buffalo Wild Wings, Inc. (a)(b)	21	3,806
Carnival Corp.	359	17,174
Cheesecake Factory, Inc. (a)	25	1,233
Chipotle Mexican Grill, Inc. (b)	33	21,468
Cracker Barrel Old Country Store, Inc. (a)	37	5,629
Darden Restaurants, Inc.	120	8,321
DineEquity, Inc. (a)	23	2,461
Domino’s Pizza, Inc.	76	7,642
International Game Technology	239	4,161
International Speedway Corp. (Class A)	24	783
Interval Leisure Group, Inc. (a)	52	1,363
Jack in the Box, Inc.	64	6,139
Life Time Fitness, Inc. (a)(b)	50	3,548
Marcus Corp.	4	85
Marriott International, Inc. (Class A) (a)	362	29,076
Marriott Vacations Worldwide Corp. (a)	46	3,728
McDonald’s Corp. (a)	204	19,878
Panera Bread Co. (Class A) (a)(b)	3	480
Papa John’s International, Inc. (a)	12	742
Pinnacle Entertainment, Inc. (b)	24	866
Red Robin Gourmet Burgers, Inc. (a)(b)	16	1,392
Royal Caribbean Cruises, Ltd. (a)	273	22,345
Ruby Tuesday, Inc. (a)(b)	4	24
Ruth’s Hospitality Group, Inc. (a)	48	762
Scientific Games Corp. (Class A) (a)(b)	80	838
Sonic Corp.	76	2,409
Starbucks Corp. (a)	597	56,536
Starwood Hotels & Resorts Worldwide, Inc. (a)	112	9,352
Texas Roadhouse, Inc. (a)	92	3,351
Wendy’s Co. (a)	11	120
Wyndham Worldwide Corp. (a)	119	10,766
Wynn Resorts, Ltd.	3	378
Yum! Brands, Inc.	239	18,814

		275,095

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc. (a)	200	5,696
Ethan Allen Interiors, Inc. (a)	16	442
Garmin, Ltd. (a)	114	5,417
Harman International Industries, Inc. (a)	26	3,474
Helen of Troy, Ltd. (b)	43	3,504
Jarden Corp. (a)(b)	143	7,565
KB Home (a)	39	609
Leggett & Platt, Inc.	214	9,863
Lennar Corp. (Class A) (a)	122	6,321
M.D.C. Holdings, Inc. (a)	15	428
M/I Homes, Inc. (a)(b)	32	763
Meritage Homes Corp. (a)(b)	19	924
Mohawk Industries, Inc. (a)(b)	29	5,387
Newell Rubbermaid, Inc. (a)	282	11,018
NVR, Inc. (a)(b)	2	2,657
Pulte Group, Inc.	154	3,424

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Ryland Group, Inc. (a)	31	$1,511
Standard Pacific Corp. (a)(b)	19	171
Tempur Sealy International, Inc. (a)(b)	33	1,905
Toll Brothers, Inc. (b)	14	551
Tupperware Brands Corp. (a)	20	1,380
Universal Electronics, Inc. (b)	26	1,468
Whirlpool Corp. (a)	121	24,449

		98,927

HOUSEHOLD PRODUCTS — 1.8%
Central Garden & Pet Co. (Class A) (a)(b)	56	595
Church & Dwight Co., Inc.	140	11,959
Clorox Co. (a)	114	12,584
Colgate-Palmolive Co.	540	37,444
Energizer Holdings, Inc.	91	12,562
Kimberly-Clark Corp.	235	25,171
Procter & Gamble Co. (a)	2,632	215,666
WD-40 Co. (a)	16	1,417

		317,398

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp. (a)	181	2,326
NRG Energy, Inc.	43	1,083

		3,409

INDUSTRIAL CONGLOMERATES — 1.5%
3M Co. (a)	834	137,568
Carlisle Cos., Inc.	63	5,836
Danaher Corp.	436	37,016
General Electric Co.	2,943	73,016
Roper Industries, Inc.	63	10,836

		264,272

INSURANCE — 2.9%
ACE, Ltd. (a)	376	41,920
Aflac, Inc.	95	6,081
Alleghany Corp. (a)(b)	17	8,279
Allstate Corp. (a)	616	43,841
American Equity Investment Life Holding Co. (a)	98	2,855
American Financial Group, Inc.	40	2,566
American International Group, Inc.	1,117	61,200
AMERISAFE, Inc.	20	925
Aon PLC	229	22,011
Arthur J. Gallagher & Co.	74	3,460
Aspen Insurance Holdings, Ltd.	31	1,464
Assurant, Inc.	57	3,500
Chubb Corp. (a)	267	26,994
Cincinnati Financial Corp.	80	4,262
eHealth, Inc. (a)(b)	24	225
Employers Holdings, Inc.	24	648
Everest Re Group, Ltd.	40	6,960
First American Financial Corp. (a)	149	5,316
Genworth Financial, Inc. (Class A) (b)	6	44
Hanover Insurance Group, Inc. (a)	65	4,718
Hartford Financial Services Group, Inc. (a)	525	21,956
HCC Insurance Holdings, Inc. (a)	110	6,234
Horace Mann Educators Corp.	56	1,915
Infinity Property & Casualty Corp. (a)	4	328
Kemper Corp. (a)	44	1,714
Lincoln National Corp.	229	13,158
Loews Corp.	53	2,164
Marsh & McLennan Cos., Inc.	613	34,383
Mercury General Corp. (a)	39	2,252
MetLife, Inc.	716	36,194
Montpelier Re Holdings, Ltd. (a)	48	1,845
Navigators Group, Inc. (a)(b)	4	311
Primerica, Inc.	55	2,800
Principal Financial Group, Inc.	243	12,483
ProAssurance Corp.	24	1,102
Progressive Corp.	382	10,390
Prudential Financial, Inc.	250	20,078
Reinsurance Group of America, Inc.	71	6,617
RenaissanceRe Holdings, Ltd.	24	2,394
RLI Corp. (a)	45	2,358
Safety Insurance Group, Inc. (a)	8	478
StanCorp Financial Group, Inc. (a)	29	1,989
Stewart Information Services Corp.	28	1,138
Torchmark Corp.	59	3,240
Travelers Cos., Inc. (a)	431	46,604
United Fire Group, Inc. (a)	32	1,017
Unum Group (a)	142	4,790
W.R. Berkley Corp.	141	7,122
XL Group PLC (a)	249	9,163

		503,486

INTERNET & CATALOG RETAIL — 0.2%
Amazon.com, Inc. (a)(b)	15	5,581
Expedia, Inc. (a)	128	12,049
FTD Cos., Inc. (a)(b)	36	1,078
HSN, Inc. (a)	43	2,934
Netflix, Inc. (b)	3	1,250
NutriSystem, Inc. (a)	4	80
PetMed Express, Inc.	8	132
Priceline Group, Inc. (a)(b)	11	12,806
TripAdvisor, Inc. (b)	14	1,164

		37,074

INTERNET SOFTWARE & SERVICES — 1.9%
Akamai Technologies, Inc. (a)(b)	244	17,335
AOL, Inc. (b)	16	634
Blucora, Inc. (a)(b)	68	929
comScore, Inc. (b)	51	2,611
Dealertrack Technologies, Inc. (a)(b)	6	231
Dice Holdings, Inc. (b)	4	36
eBay, Inc. (a)(b)	427	24,629
Equinix, Inc.	62	14,437
Facebook, Inc. (Class A) (b)	2,195	180,462
Google, Inc. (Class A) (b)	12	6,656
Google, Inc. (Class C) (b)	36	19,728
j2 Global, Inc. (a)	67	4,401
Liquidity Services, Inc. (b)	3	30
LivePerson, Inc. (a)(b)	76	778
LogMeIn, Inc. (a)(b)	39	2,184
Monster Worldwide, Inc. (a)(b)	4	25
NIC, Inc.	59	1,042
Perficient, Inc. (a)(b)	36	745
Rackspace Hosting, Inc. (b)	145	7,480
VeriSign, Inc. (a)(b)	9	603
XO Group, Inc. (b)	4	71

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Yahoo!, Inc. (a)(b)	1,295	$57,543

		342,590

IT SERVICES — 2.6%
Accenture PLC (Class A) (a)	395	37,008
Alliance Data Systems Corp. (a)(b)	51	15,109
Automatic Data Processing, Inc.	546	46,759
Broadridge Financial Solutions, Inc. (a)	131	7,206
CACI International, Inc. (Class A) (a)(b)	9	809
CIBER, Inc. (b)	16	66
Cognizant Technology Solutions Corp. (Class A) (b)	281	17,532
Computer Sciences Corp. (a)	53	3,460
Convergys Corp. (a)	75	1,715
CoreLogic, Inc. (a)(b)	43	1,517
CSG Systems International, Inc. (a)	52	1,580
DST Systems, Inc. (a)	4	443
ExlService Holdings, Inc. (a)(b)	16	595
Fidelity National Information Services, Inc.	296	20,146
Fiserv, Inc. (b)	285	22,629
Gartner, Inc. (a)(b)	78	6,540
Global Payments, Inc. (a)	69	6,326
Heartland Payment Systems, Inc. (a)	34	1,593
iGate Corp. (a)(b)	40	1,706
International Business Machines Corp. (a)	116	18,618
Jack Henry & Associates, Inc.	61	4,263
Leidos Holdings, Inc.	8	336
Mastercard, Inc. (Class A) (a)	617	53,303
MAXIMUS, Inc. (a)	80	5,341
NeuStar, Inc. (Class A) (a)(b)	19	468
Paychex, Inc.	206	10,221
Science Applications International Corp.	60	3,081
TeleTech Holdings, Inc. (a)	4	102
Teradata Corp. (a)(b)	58	2,560
Total System Services, Inc.	108	4,120
VeriFone Systems, Inc. (a)(b)	175	6,106
Virtusa Corp. (a)(b)	51	2,110
Visa, Inc. (Class A) (a)	1,888	123,494
Western Union Co. (a)	461	9,593
WEX, Inc. (a)(b)	39	4,187
Xerox Corp. (a)	1,307	16,795

		457,437

LEISURE PRODUCTS — 0.1%
Arctic Cat, Inc. (a)	20	726
Brunswick Corp. (a)	105	5,402
Callaway Golf Co. (a)	28	267
Hasbro, Inc. (a)	95	6,008
Mattel, Inc. (a)	15	343
Polaris Industries, Inc. (a)	53	7,478
Vista Outdoor, Inc. (a)(b)	2	86

		20,310

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Affymetrix, Inc. (a)(b)	4	50
Agilent Technologies, Inc.	42	1,745
Bio-Rad Laboratories, Inc. (Class A) (a)(b)	4	541
Bio-Techne Corp.	8	802
Cambrex Corp. (b)	48	1,902
Charles River Laboratories International, Inc. (b)	26	2,062
PAREXEL International Corp. (a)(b)	35	2,415
PerkinElmer, Inc. (a)	24	1,227
Thermo Fisher Scientific, Inc. (a)	185	24,853
Waters Corp. (a)(b)	31	3,854

		39,451

MACHINERY — 1.2%
Albany International Corp. (Class A) (a)	40	1,590
Astec Industries, Inc. (a)	4	172
Briggs & Stratton Corp. (a)	60	1,232
Caterpillar, Inc. (a)	127	10,164
CLARCOR, Inc. (a)	57	3,765
Crane Co.	11	687
Cummins, Inc.	121	16,775
Deere & Co. (a)	133	11,663
Donaldson Co., Inc. (a)	16	603
Dover Corp. (a)	35	2,419
EnPro Industries, Inc.	1	66
ESCO Technologies, Inc. (a)	32	1,247
Federal Signal Corp. (a)	80	1,263
Flowserve Corp. (a)	6	339
Graco, Inc. (a)	42	3,031
Harsco Corp. (a)	59	1,018
Hillenbrand, Inc. (a)	71	2,192
IDEX Corp.	34	2,578
Illinois Tool Works, Inc.	347	33,708
Ingersoll-Rand PLC	154	10,484
ITT Corp.	19	758
John Bean Technologies Corp.	8	286
Joy Global, Inc. (a)	9	353
Kennametal, Inc. (a)	36	1,213
Lincoln Electric Holdings, Inc. (a)	14	915
Lindsay Corp. (a)	12	915
Lydall, Inc. (a)(b)	20	634
Mueller Industries, Inc.	23	831
Nordson Corp.	44	3,447
Oshkosh Corp. (a)	6	293
PACCAR, Inc. (a)	401	25,319
Pall Corp. (a)	130	13,051
Parker-Hannifin Corp. (a)	106	12,591
Pentair PLC (a)	8	503
Snap-On, Inc. (a)	85	12,500
SPX Corp.	17	1,443
Standex International Corp. (a)	12	986
Stanley Black & Decker, Inc. (a)	178	16,974
Tennant Co. (a)	31	2,026
Timken Co. (a)	43	1,812
Toro Co.	13	912
Trinity Industries, Inc. (a)	20	710
Valmont Industries, Inc.	4	492
Wabtec Corp.	77	7,316
Watts Water Technologies, Inc. (Class A) (a)	28	1,541
Woodward, Inc. (a)	48	2,448
Xylem, Inc. (a)	130	4,553

		219,818

MARINE — 0.0% (d)
Kirby Corp. (b)	2	150

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Matson, Inc.	67	$2,825

		2,975

MEDIA — 3.3%
Cablevision Systems Corp. (Class A) (a)	285	5,216
CBS Corp. (Class B) (a)	60	3,638
Cinemark Holdings, Inc.	118	5,318
Comcast Corp. (Class A) (a)	1,190	67,199
DIRECTV (b)	527	44,848
Discovery Communications, Inc. (Series A) (a)(b)	9	277
Discovery Communications, Inc. (Series C) (a)(b)	9	265
E.W. Scripps Co. (Class A) (a)(b)	32	910
Gannett Co., Inc. (a)	154	5,710
Interpublic Group of Cos., Inc. (a)	509	11,259
John Wiley & Sons, Inc. (Class A)	26	1,590
Live Nation Entertainment, Inc. (b)	140	3,532
Meredith Corp. (a)	35	1,952
News Corp. (Class A) (b)	50	801
Omnicom Group, Inc. (a)	135	10,527
Scholastic Corp. (a)	24	983
Scripps Networks Interactive, Inc. (Class A) (a)	38	2,605
Time Warner Cable, Inc.	200	29,976
Time Warner, Inc.	1,232	104,030
Time, Inc. (a)	51	1,144
Twenty-First Century Fox, Inc. (Class A) (a)	1,635	55,328
Viacom, Inc. (Class B)	45	3,074
Walt Disney Co. (a)	2,031	213,032

		573,214

METALS & MINING — 0.3%
A.M. Castle & Co. (a)(b)	4	15
AK Steel Holding Corp. (a)(b)	224	1,001
Alcoa, Inc. (a)	1,633	21,098
Allegheny Technologies, Inc. (a)	90	2,701
Century Aluminum Co. (a)(b)	82	1,132
Cliffs Natural Resources, Inc. (a)	8	38
Commercial Metals Co.	27	437
Compass Minerals International, Inc. (a)	21	1,957
Freeport-McMoRan, Inc. (a)	38	720
Globe Specialty Metals, Inc.	100	1,892
Kaiser Aluminum Corp. (a)	20	1,538
Materion Corp. (a)	4	154
Newmont Mining Corp. (a)	11	239
Nucor Corp. (a)	148	7,034
Reliance Steel & Aluminum Co.	7	428
Royal Gold, Inc. (a)	41	2,588
RTI International Metals, Inc. (a)(b)	39	1,401
Steel Dynamics, Inc. (a)	303	6,090
Stillwater Mining Co. (a)(b)	132	1,705
SunCoke Energy, Inc.	3	45
TimkenSteel Corp. (a)	21	556
United States Steel Corp. (a)	31	756
Worthington Industries, Inc. (a)	43	1,144

		54,669

MULTI-UTILITIES — 1.4%
Alliant Energy Corp.	144	9,072
Ameren Corp.	275	11,605
Avista Corp. (a)	80	2,734
Black Hills Corp. (a)	2	101
CenterPoint Energy, Inc. (a)	161	3,286
CMS Energy Corp. (a)	335	11,695
Consolidated Edison, Inc. (a)	332	20,252
Dominion Resources, Inc.	462	32,742
DTE Energy Co.	230	18,559
Integrys Energy Group, Inc.	124	8,930
MDU Resources Group, Inc.	17	363
NiSource, Inc. (a)	358	15,809
NorthWestern Corp. (a)	40	2,152
PG&E Corp. (a)	618	32,797
Public Service Enterprise Group, Inc.	616	25,823
SCANA Corp. (a)	186	10,228
Sempra Energy	223	24,311
TECO Energy, Inc. (a)	305	5,917
Vectren Corp. (a)	100	4,414
Wisconsin Energy Corp. (a)	275	13,613

		254,403

MULTILINE RETAIL — 1.1%
Big Lots, Inc. (a)	83	3,986
Dollar General Corp. (b)	344	25,931
Dollar Tree, Inc. (b)	302	24,506
Family Dollar Stores, Inc.	117	9,271
Fred’s, Inc. (Class A) (a)	28	478
J.C. Penney Co., Inc. (a)(b)	166	1,396
Kohl’s Corp. (a)	212	16,589
Macy’s, Inc.	391	25,380
Nordstrom, Inc.	207	16,626
Target Corp. (a)	883	72,468
Tuesday Morning Corp. (a)(b)	68	1,095

		197,726

OIL, GAS & CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp. (a)	149	12,339
Apache Corp.	16	965
Approach Resources, Inc. (a)(b)	36	237
Arch Coal, Inc. (a)(b)	8	8
Bill Barrett Corp. (a)(b)	76	631
Cabot Oil & Gas Corp. (a)	39	1,152
California Resources Corp. (a)	117	890
Carrizo Oil & Gas, Inc. (b)	48	2,383
Chesapeake Energy Corp. (a)	11	156
Chevron Corp. (a)	556	58,369
Cimarex Energy Co. (a)	40	4,604
Cloud Peak Energy, Inc. (a)(b)	59	343
Comstock Resources, Inc. (a)	71	254
ConocoPhillips (a)	669	41,652
CONSOL Energy, Inc. (a)	10	279
Devon Energy Corp.	145	8,745
Energen Corp.	6	396
EOG Resources, Inc. (a)	299	27,415
EQT Corp. (a)	6	497
Exxon Mobil Corp.	1,245	105,825
Green Plains, Inc. (a)	71	2,027
Hess Corp. (a)	32	2,172
HollyFrontier Corp.	59	2,376
Kinder Morgan, Inc.	2,069	87,022
Marathon Oil Corp. (a)	28	731
Marathon Petroleum Corp.	106	10,853
Murphy Oil Corp.	17	792

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Newfield Exploration Co. (a)(b)	75	$2,632
Noble Energy, Inc.	42	2,054
Northern Oil and Gas, Inc. (a)(b)	4	31
Occidental Petroleum Corp.	98	7,154
ONEOK, Inc. (a)	9	434
Peabody Energy Corp. (a)	12	59
Penn Virginia Corp. (a)(b)	20	130
PetroQuest Energy, Inc. (a)(b)	8	18
Phillips 66 (a)	116	9,118
Pioneer Natural Resources Co. (a)	17	2,780
QEP Resources, Inc.	12	250
Range Resources Corp.	4	208
Southwestern Energy Co. (a)(b)	39	904
Spectra Energy Corp. (a)	254	9,187
Synergy Resources Corp. (a)(b)	188	2,228
Tesoro Corp.	196	17,893
Valero Energy Corp.	66	4,199
Williams Cos., Inc.	480	24,283
World Fuel Services Corp.	28	1,609
WPX Energy, Inc. (a)(b)	117	1,279

		459,563

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co. (b)	53	1,985
Clearwater Paper Corp. (a)(b)	24	1,567
Deltic Timber Corp. (a)	4	265
International Paper Co. (a)	337	18,700
KapStone Paper and Packaging Corp. (a)	38	1,248
Louisiana-Pacific Corp. (a)(b)	55	908
Neenah Paper, Inc. (a)	28	1,751
Schweitzer-Mauduit International, Inc. (a)	12	554
Wausau Paper Corp. (a)	48	457
Weyerhaeuser Co. (a)	550	18,233

		45,668

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. (a)	55	440
Estee Lauder Cos., Inc. (Class A) (a)	120	9,979
Inter Parfums, Inc. (a)	4	131
Medifast, Inc. (a)(b)	20	599

		11,149

PHARMACEUTICALS — 6.0%
AbbVie, Inc. (a)	2,208	129,256
Actavis PLC (a)(b)	546	162,500
Akorn, Inc. (a)(b)	111	5,274
Bristol-Myers Squibb Co. (a)	1,463	94,363
Eli Lilly & Co.	1,275	92,629
Endo International PLC (a)(b)	84	7,535
Hospira, Inc. (b)	256	22,487
Impax Laboratories, Inc. (a)(b)	103	4,828
Johnson & Johnson	2,489	250,393
Lannett Co., Inc. (a)(b)	44	2,979
Mallinckrodt PLC (a)(b)	186	23,557
Medicines Co. (a)(b)	3	84
Merck & Co., Inc.	1,556	89,439
Mylan NV (a)(b)	420	24,927
Perrigo Co. PLC	65	10,761
Pfizer, Inc. (a)	2,381	82,835
Prestige Brands Holdings, Inc. (b)	11	472
Salix Pharmaceuticals, Ltd. (a)(b)	51	8,813
Zoetis, Inc. (a)	737	34,116

		1,047,248

PROFESSIONAL SERVICES — 0.2%
CDI Corp.	20	281
Dun & Bradstreet Corp.	20	2,567
Equifax, Inc.	96	8,928
Exponent, Inc.	12	1,067
Insperity, Inc. (a)	35	1,830
Korn/Ferry International	16	526
Nielsen NV	150	6,686
Resources Connection, Inc.	40	700
Robert Half International, Inc.	187	11,317
Towers Watson & Co. (Class A)	1	132
TrueBlue, Inc. (a)(b)	36	877

		34,911

REAL ESTATE INVESTMENT TRUSTS — 4.0%
Acadia Realty Trust (a)	104	3,628
Alexandria Real Estate Equities, Inc. (a)	94	9,216
American Assets Trust, Inc. (a)	49	2,121
American Campus Communities, Inc. (a)	110	4,716
American Tower Corp.	449	42,273
Apartment Investment & Management Co. (Class A) (a)	214	8,423
Associated Estates Realty Corp. (a)	90	2,221
AvalonBay Communities, Inc. (a)	183	31,888
Aviv REIT, Inc. (a)	52	1,898
BioMed Realty Trust, Inc. (a)	158	3,580
Boston Properties, Inc. (a)	174	24,444
Camden Property Trust (a)	91	7,110
CareTrust REIT, Inc.	32	434
Cedar Realty Trust, Inc.	80	599
Chesapeake Lodging Trust (a)	71	2,402
Coresite Realty Corp.	32	1,558
Corporate Office Properties Trust (a)	74	2,174
Corrections Corp. of America (a)	73	2,939
Cousins Properties, Inc. (a)	143	1,516
Crown Castle International Corp. (a)	210	17,333
DiamondRock Hospitality Co. (a)	207	2,925
Duke Realty Corp. (a)	445	9,688
EastGroup Properties, Inc. (a)	7	421
Education Realty Trust, Inc.	34	1,203
EPR Properties (a)	36	2,161
Equity One, Inc. (a)	8	214
Equity Residential (a)	472	36,750
Essex Property Trust, Inc. (a)	83	19,082
Extra Space Storage, Inc.	144	9,730
Federal Realty Investment Trust (a)	70	10,305
Franklin Street Properties Corp. (a)	100	1,282
General Growth Properties, Inc.	922	27,245
Geo Group, Inc. (a)	65	2,843
Getty Realty Corp.	20	364
Government Properties Income Trust (a)	44	1,005
HCP, Inc.	366	15,815
Health Care REIT, Inc.	488	37,752
Healthcare Realty Trust, Inc.	111	3,084
Highwoods Properties, Inc. (a)	96	4,395
Home Properties, Inc. (a)	55	3,811
Hospitality Properties Trust (a)	170	5,608
Host Hotels & Resorts, Inc. (a)	986	19,898
Inland Real Estate Corp.	64	684

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Iron Mountain, Inc. (a)	301	$10,980
Kilroy Realty Corp. (a)	109	8,303
Kimco Realty Corp.	466	12,512
Kite Realty Group Trust	20	563
Lamar Advertising Co. (Class A) (a)	84	4,979
LaSalle Hotel Properties (a)	155	6,023
Lexington Realty Trust (a)	27	265
Liberty Property Trust	69	2,463
LTC Properties, Inc. (a)	24	1,104
Macerich Co. (a)	218	18,384
Mack-Cali Realty Corp. (a)	16	308
Medical Properties Trust, Inc. (a)	75	1,106
Mid-America Apartment Communities, Inc. (a)	60	4,636
National Retail Properties, Inc.	127	5,203
OMEGA Healthcare Investors, Inc. (a)	144	5,842
Parkway Properties, Inc.	67	1,162
Pennsylvania Real Estate Investment Trust (a)	90	2,091
Plum Creek Timber Co., Inc. (a)	23	999
Post Properties, Inc. (a)	76	4,327
Potlatch Corp.	12	480
ProLogis	315	13,721
Public Storage	128	25,234
Rayonier, Inc. (a)	7	189
Realty Income Corp. (a)	215	11,094
Regency Centers Corp. (a)	129	8,777
Retail Opportunity Investments Corp. (a)	114	2,086
Saul Centers, Inc.	16	915
Senior Housing Properties Trust	92	2,041
Simon Property Group, Inc.	378	73,952
SL Green Realty Corp. (a)	118	15,149
Sovran Self Storage, Inc.	44	4,133
Tanger Factory Outlet Centers, Inc. (a)	28	985
Taubman Centers, Inc. (a)	77	5,939
UDR, Inc. (a)	311	10,583
Universal Health Realty Income Trust (a)	16	900
Urban Edge Properties (a)	197	4,669
Urstadt Biddle Properties, Inc. (Class A) (a)	20	461
Ventas, Inc. (a)	282	20,592
Vornado Realty Trust	227	25,424
Weingarten Realty Investors (a)	128	4,605
WP GLIMCHER, Inc. (a)	20	333

		710,250

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc. (a)	24	1,036
CBRE Group, Inc. (b)	357	13,820
Forestar Group, Inc. (a)(b)	40	631
Jones Lang LaSalle, Inc. (a)	65	11,076

		26,563

ROAD & RAIL — 1.5%
ArcBest Corp. (a)	52	1,970
Con-way, Inc. (a)	51	2,251
CSX Corp.	1,379	45,672
Genesee & Wyoming, Inc. (Class A) (a)(b)	4	386
Heartland Express, Inc. (a)	83	1,972
J.B. Hunt Transport Services, Inc.	58	4,953
Kansas City Southern	79	8,064
Knight Transportation, Inc.	95	3,064
Landstar System, Inc. (a)	59	3,912
Norfolk Southern Corp. (a)	273	28,097
Old Dominion Freight Line, Inc. (b)	112	8,658
Ryder Systems, Inc.	79	7,496
Saia, Inc. (b)	47	2,082
Union Pacific Corp.	1,307	141,561
Werner Enterprises, Inc. (a)	4	126

		260,264

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (a)(b)	44	1,129
Advanced Micro Devices, Inc. (a)(b)	172	461
Altera Corp.	189	8,110
Analog Devices, Inc. (a)	248	15,624
Applied Materials, Inc.	1,893	42,706
Atmel Corp.	88	724
Avago Technologies, Ltd. (a)	416	52,824
Broadcom Corp. (Class A)	876	37,926
Brooks Automation, Inc. (a)	4	47
Cabot Microelectronics Corp. (a)(b)	28	1,399
Cirrus Logic, Inc. (b)	88	2,927
Cree, Inc. (a)(b)	27	958
Cypress Semiconductor Corp. (a)(b)	230	3,245
Diodes, Inc. (a)(b)	47	1,342
DSP Group, Inc. (b)	4	48
Entropic Communications, Inc. (b)	20	59
Exar Corp. (a)(b)	56	563
Fairchild Semiconductor International, Inc. (b)	83	1,509
First Solar, Inc. (b)	3	179
Integrated Device Technology, Inc. (b)	227	4,545
Intel Corp.	7,574	236,839
Intersil Corp. (Class A) (a)	199	2,850
KLA-Tencor Corp.	256	14,922
Kopin Corp. (a)(b)	8	28
Kulicke & Soffa Industries, Inc. (b)	28	438
Lam Research Corp. (a)	269	18,893
Linear Technology Corp. (a)	90	4,212
Micrel, Inc. (a)	8	121
Microchip Technology, Inc.	59	2,885
Micron Technology, Inc. (b)	1,668	45,253
Microsemi Corp. (b)	84	2,974
MKS Instruments, Inc.	72	2,434
Monolithic Power Systems, Inc. (a)	48	2,527
NVIDIA Corp. (a)	660	13,810
Pericom Semiconductor Corp. (a)	8	124
Qorvo, Inc. (b)	239	19,048
Rudolph Technologies, Inc. (a)(b)	48	529
Semtech Corp. (a)(b)	43	1,146
Silicon Laboratories, Inc. (b)	31	1,574
Skyworks Solutions, Inc.	311	30,568
SunEdison, Inc. (a)(b)	377	9,048
Synaptics, Inc. (a)(b)	44	3,577
Teradyne, Inc. (a)	156	2,941
Tessera Technologies, Inc.	55	2,215
Texas Instruments, Inc.	1,286	73,540
Ultratech, Inc. (a)(b)	40	694
Veeco Instruments, Inc. (a)(b)	7	214

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Xilinx, Inc. (a)	57	$2,411

		672,140

SOFTWARE — 4.2%
ACI Worldwide, Inc. (a)(b)	23	498
Adobe Systems, Inc. (a)(b)	458	33,865
Advent Software, Inc. (a)	47	2,073
Ansys, Inc. (b)	35	3,087
Autodesk, Inc. (b)	182	10,672
Blackbaud, Inc. (a)	65	3,080
Bottomline Technologies, Inc. (a)(b)	47	1,286
CA, Inc. (a)	40	1,304
Cadence Design Systems, Inc. (a)(b)	390	7,192
CDK Global, Inc.	209	9,773
Citrix Systems, Inc. (b)	128	8,175
CommVault Systems, Inc. (a)(b)	3	131
Ebix, Inc. (a)	44	1,337
Electronic Arts, Inc. (a)(b)	522	30,701
EPIQ Systems, Inc. (a)	4	72
FactSet Research Systems, Inc. (a)	54	8,597
Fair Isaac Corp. (a)	42	3,726
Fortinet, Inc. (a)(b)	232	8,108
Intuit, Inc.	324	31,415
Manhattan Associates, Inc. (a)(b)	66	3,340
Microsoft Corp.	9,404	382,320
MicroStrategy, Inc. (b)	4	677
Monotype Imaging Holdings, Inc. (a)	28	914
Netscout Systems, Inc. (b)	11	482
Oracle Corp. (a)	3,138	135,405
PTC, Inc. (a)(b)	24	868
Quality Systems, Inc. (a)	47	751
Red Hat, Inc. (a)(b)	181	13,711
Rovi Corp. (a)(b)	39	710
Salesforce.com, Inc. (a)(b)	74	4,944
SolarWinds, Inc. (b)	59	3,023
Solera Holdings, Inc. (a)	17	878
Symantec Corp.	666	15,561
Synchronoss Technologies, Inc. (b)	45	2,136
Synopsys, Inc. (b)	93	4,308
Take-Two Interactive Software, Inc. (a)(b)	95	2,418
Tangoe, Inc. (a)(b)	55	759
VASCO Data Security International, Inc. (a)(b)	20	431

		738,728

SPECIALTY RETAIL — 4.1%
Aaron’s, Inc. (a)	20	566
Abercrombie & Fitch Co. (Class A) (a)	3	66
Advance Auto Parts, Inc.	100	14,969
Aeropostale, Inc. (a)(b)	16	56
American Eagle Outfitters, Inc.	23	393
ANN, Inc. (b)	68	2,790
Ascena Retail Group, Inc. (b)	59	856
AutoNation, Inc. (a)(b)	72	4,632
AutoZone, Inc. (a)(b)	36	24,558
Barnes & Noble, Inc. (a)(b)	91	2,161
Bed Bath & Beyond, Inc. (a)(b)	148	11,363
Best Buy Co., Inc.	477	18,026
Big 5 Sporting Goods Corp. (a)	24	318
Brown Shoe Co., Inc. (a)	68	2,230
Buckle, Inc. (a)	11	562
Cabela’s, Inc. (a)(b)	11	616
CarMax, Inc. (b)	335	23,118
Cato Corp. (Class A)	24	950
Chico’s FAS, Inc.	7	124
Children’s Place, Inc. (a)	3	193
Christopher & Banks Corp. (a)(b)	16	89
CST Brands, Inc. (a)	108	4,734
Finish Line, Inc. (Class A) (a)	36	883
Foot Locker, Inc. (a)	232	14,616
GameStop Corp. (Class A) (a)	5	190
Gap, Inc. (a)	146	6,326
Genesco, Inc. (b)	16	1,140
Group 1 Automotive, Inc. (a)	33	2,849
Haverty Furniture Cos., Inc. (a)	20	498
Hibbett Sports, Inc. (b)	7	343
Home Depot, Inc.	1,953	221,880
L Brands, Inc. (a)	403	37,999
Lithia Motors, Inc. (Class A) (a)	32	3,181
Lowe’s Cos., Inc.	1,511	112,403
Lumber Liquidators Holdings, Inc. (b)	16	492
MarineMax, Inc. (a)(b)	8	212
Men’s Wearhouse, Inc. (a)	32	1,670
Monro Muffler Brake, Inc. (a)	40	2,602
Murphy USA, Inc. (a)(b)	70	5,066
O’Reilly Automotive, Inc. (a)(b)	158	34,166
Office Depot, Inc. (a)(b)	794	7,305
Pep Boys-Manny, Moe & Jack (b)	4	38
Rent-A-Center, Inc.	82	2,250
Ross Stores, Inc.	308	32,451
Select Comfort Corp. (a)(b)	87	2,999
Signet Jewelers, Ltd.	124	17,210
Sonic Automotive, Inc. (Class A) (a)	44	1,096
Stage Stores, Inc.	44	1,008
Staples, Inc.	940	15,308
Stein Mart, Inc.	24	299
Tiffany & Co.	136	11,969
TJX Cos., Inc.	607	42,520
Tractor Supply Co. (a)	108	9,187
Urban Outfitters, Inc. (b)	23	1,050
Vitamin Shoppe, Inc. (b)	11	453
Williams-Sonoma, Inc.	111	8,848
Zumiez, Inc. (a)(b)	20	805

		714,682

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.0%
Apple, Inc.	9,656	1,201,496
Diebold, Inc. (a)	30	1,064
Electronics for Imaging, Inc. (a)(b)	10	417
EMC Corp.	2,136	54,596
Hewlett-Packard Co. (a)	2,743	85,472
Lexmark International, Inc. (Class A) (a)	29	1,228
NCR Corp. (b)	7	207
NetApp, Inc.	39	1,383
QLogic Corp. (a)(b)	4	59
SanDisk Corp. (a)	324	20,613
Seagate Technology PLC (a)	398	20,708
Super Micro Computer, Inc. (b)	45	1,494
Western Digital Corp.	266	24,209

		1,412,946

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter’s, Inc.	69	$6,380
Coach, Inc. (a)	12	497
Crocs, Inc. (a)(b)	12	142
Deckers Outdoor Corp. (a)(b)	25	1,822
Fossil Group, Inc. (a)(b)	3	247
G-III Apparel Group, Ltd. (a)(b)	27	3,041
Hanesbrands, Inc.	676	22,653
Iconix Brand Group, Inc. (a)(b)	13	438
Kate Spade & Co. (a)(b)	89	2,972
Michael Kors Holdings, Ltd. (a)(b)	23	1,512
Movado Group, Inc.	28	799
NIKE, Inc. (Class B) (a)	908	91,100
Oxford Industries, Inc.	20	1,509
PVH Corp.	31	3,303
Quiksilver, Inc. (a)(b)	204	377
Ralph Lauren Corp.	48	6,312
Skechers U.S.A., Inc. (Class A) (a)(b)	56	4,027
Steven Madden, Ltd. (b)	7	266
Under Armour, Inc. (Class A) (a)(b)	189	15,262
V.F. Corp.	421	31,705
Wolverine World Wide, Inc. (a)	4	134

		194,498

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp. (a)	88	1,139
Bank Mutual Corp. (a)	60	439
BofI Holding, Inc. (a)(b)	20	1,861
Brookline Bancorp, Inc.	32	322
Dime Community Bancshares (a)	32	515
Hudson City Bancorp, Inc. (a)	324	3,395
New York Community Bancorp, Inc. (a)	231	3,865
Northwest Bancshares, Inc. (a)	28	332
Oritani Financial Corp. (a)	36	524
People’s United Financial, Inc. (a)	130	1,976
Provident Financial Services, Inc. (a)	56	1,044
TrustCo Bank Corp. NY (a)	92	633

		16,045

TOBACCO — 1.5%
Alliance One International, Inc. (b)	80	88
Altria Group, Inc.	3,071	153,612
Lorillard, Inc.	469	30,649
Philip Morris International, Inc.	718	54,087
Reynolds American, Inc. (a)	453	31,216
Universal Corp. (a)	24	1,132

		270,784

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc. (a)	16	726
DXP Enterprises, Inc. (b)	16	705
Fastenal Co. (a)	149	6,174
GATX Corp. (a)	9	522
Kaman Corp. (a)	12	509
MSC Industrial Direct Co., Inc. (Class A) (a)	11	794
NOW, Inc. (a)(b)	16	346
United Rentals, Inc. (b)	113	10,301
W.W. Grainger, Inc. (a)	33	7,782
Watsco, Inc. (a)	9	1,131

		28,990

WATER UTILITIES — 0.0% (d)
American States Water Co. (a)	48	1,915
Aqua America, Inc. (a)	132	3,478

		5,393

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	4	77

TOTAL COMMON STOCKS —
(Cost $15,608,542)		17,491,857

SHORT TERM INVESTMENTS — 23.1%
MONEY MARKET FUNDS — 23.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	3,972,867	3,972,867
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (f)(g)	88,146	88,146

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,061,013)		4,061,013

TOTAL INVESTMENTS — 122.5% (h)
(Cost $19,669,555)		21,552,870
OTHER ASSETS & LIABILITIES — (22.5)%		(3,954,973)

NET ASSETS — 100.0%		$17,597,897

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 6.1%
General Dynamics Corp.	2,130	$289,105
Honeywell International, Inc.	5,014	523,010
Northrop Grumman Corp.	2,017	324,656
United Technologies Corp. (a)	3,838	449,814

		1,586,585

AUTO COMPONENTS — 0.6%
Visteon Corp. (b)	1,609	155,108

BANKS — 4.9%
Fifth Third Bancorp (a)	19,930	375,681
KeyCorp (a)	8,089	114,540
SunTrust Banks, Inc. (a)	457	18,778
U.S. Bancorp (a)	11,072	483,514
Wells Fargo & Co.	5,128	278,963

		1,271,476

BEVERAGES — 3.2%
Coca-Cola Co. (a)	7,987	323,873
PepsiCo, Inc.	5,188	496,076

		819,949

BUILDING PRODUCTS — 1.0%
Lennox International, Inc. (a)	2,255	251,861

CHEMICALS — 0.7%
Praxair, Inc. (a)	1,527	184,370

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Tyco International PLC (a)	6,007	258,661

DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. (Class B) (b)	2,627	379,129

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc. (a)	14,380	469,507

ELECTRIC UTILITIES — 1.4%
OGE Energy Corp. (a)	11,527	364,368

FOOD & STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	2,132	322,987
CVS Health Corp. (a)	2,922	301,580

		624,567

FOOD PRODUCTS — 5.0%
General Mills, Inc. (a)	8,447	478,100
J.M. Smucker Co.	3,489	403,782
Kellogg Co. (a)	6,146	405,329

		1,287,211

HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
Abbott Laboratories (a)	10,874	503,793
Becton, Dickinson and Co.	819	117,600
Medtronic PLC	6,604	515,046
Stryker Corp. (a)	609	56,180
Teleflex, Inc. (a)	771	93,160

		1,285,779

HEALTH CARE PROVIDERS & SERVICES — 4.5%
AmerisourceBergen Corp.	4,034	458,545
Henry Schein, Inc. (a)(b)	3,699	516,454
Omnicare, Inc. (a)	2,399	184,867

		1,159,866

HOTELS, RESTAURANTS & LEISURE — 3.9%
Marriott International, Inc. (Class A) (a)	6,310	506,819
McDonald’s Corp.	5,222	508,832

		1,015,651

HOUSEHOLD DURABLES — 0.1%
Lennar Corp. (Class A) (a)	524	27,148

HOUSEHOLD PRODUCTS — 1.6%
Procter & Gamble Co. (a)	5,170	423,630

INDUSTRIAL CONGLOMERATES — 4.0%
3M Co. (a)	3,101	511,510
General Electric Co. (a)	20,574	510,441

		1,021,951

INSURANCE — 8.9%
ACE, Ltd.	3,154	351,640
Allstate Corp. (a)	4,867	346,384
Marsh & McLennan Cos., Inc.	8,990	504,249
Progressive Corp.	11,137	302,926
Torchmark Corp. (a)	4,594	252,303
Travelers Cos., Inc. (a)	4,763	515,023
XL Group PLC (a)	1,078	39,670

		2,312,195

INTERNET SOFTWARE & SERVICES — 0.6%
Google, Inc. (Class A) (b)	281	155,871

IT SERVICES — 5.0%
Automatic Data Processing, Inc.	3,975	340,419
Fiserv, Inc. (b)	6,585	522,849
Paychex, Inc. (a)	8,889	441,028

		1,304,296

MACHINERY — 2.1%
Illinois Tool Works, Inc. (a)	1,679	163,098
Manitowoc Co., Inc. (a)	423	9,120
Parker-Hannifin Corp. (a)	3,019	358,597

		530,815

MEDIA — 2.0%
Walt Disney Co. (a)	4,881	511,968

MULTI-UTILITIES — 4.9%
CenterPoint Energy, Inc. (a)	23,007	469,573
Dominion Resources, Inc.	4,382	310,552
NiSource, Inc. (a)	295	13,027
Sempra Energy (a)	4,241	462,354

		1,255,506

OIL, GAS & CONSUMABLE FUELS — 2.4%
Chevron Corp.	3,237	339,820
Exxon Mobil Corp.	3,144	267,240

		607,060

PHARMACEUTICALS — 2.1%
Johnson & Johnson	4,484	451,090
Pfizer, Inc. (a)	2,839	98,769

		549,859

REAL ESTATE INVESTMENT TRUSTS — 12.7%
American Tower Corp.	4,010	377,541
Crown Castle International Corp.	1,051	86,750
DDR Corp. (a)	26,236	488,514
Host Hotels & Resorts, Inc. (a)	21,671	437,321
Lamar Advertising Co. (Class A)	8,756	518,968
ProLogis, Inc. (a)	5,916	257,701
Public Storage (a)	1,406	277,179

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Simon Property Group, Inc. (a)	2,386	$466,797
Starwood Property Trust, Inc.	15,522	377,185

		3,287,956

ROAD & RAIL — 1.8%
Union Pacific Corp.	4,208	455,769

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Microchip Technology, Inc. (a)	9,142	447,044

SPECIALTY RETAIL — 2.0%
Home Depot, Inc. (a)	4,508	512,154

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.8%
EMC Corp.	8,021	205,017

THRIFTS & MORTGAGE FINANCE — 1.8%
People’s United Financial, Inc. (a)	31,348	476,490

TOBACCO — 2.2%
Altria Group, Inc.	8,020	401,160
Philip Morris International, Inc.	2,262	170,397

		571,557

TOTAL COMMON STOCKS —
(Cost $24,418,628)		25,770,374

SHORT TERM INVESTMENTS — 20.5%
MONEY MARKET FUNDS — 20.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,261,027	5,261,027
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	30,410	30,410

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,291,437)		5,291,437

TOTAL INVESTMENTS — 120.2% (f)
(Cost $29,710,065)		31,061,811
OTHER ASSETS & LIABILITIES — (20.2)%		(5,222,838)

NET ASSETS — 100.0%		$25,838,973

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.3%
Curtiss-Wright Corp.	8,105	$599,284
Esterline Technologies Corp. (a)(b)	1,360	155,611
GenCorp, Inc. (a)(b)	106	2,458
Moog, Inc. (Class A) (b)	129	9,682
Teledyne Technologies, Inc. (a)(b)	5,617	599,502

		1,366,537

AIR FREIGHT & LOGISTICS — 0.0% (c)
Forward Air Corp. (a)	248	13,466

AUTO COMPONENTS — 1.9%
American Axle & Manufacturing Holdings, Inc. (a)(b)	23,315	602,226
Drew Industries, Inc.	39	2,400
Superior Industries International, Inc. (a)	136	2,575

		607,201

BANKS — 15.2%
BancorpSouth, Inc. (a)	170	3,947
Banner Corp.	4,606	211,415
BBCN Bancorp, Inc. (a)	279	4,037
Berkshire Hills Bancorp, Inc.	242	6,703
Boston Private Financial Holdings, Inc.	152	1,847
Cardinal Financial Corp. (a)	329	6,573
Central Pacific Financial Corp. (a)	310	7,121
Chemical Financial Corp.	175	5,488
City Holding Co. (a)	1,398	65,748
Columbia Banking System, Inc. (a)	13,697	396,802
Community Bank System, Inc. (a)	154	5,450
Customers Bancorp, Inc. (a)(b)	153	3,727
CVB Financial Corp. (a)	36,066	574,892
F.N.B. Corp. (a)	327	4,297
First Commonwealth Financial Corp. (a)	54,644	491,796
First Financial Bancorp (a)	8,720	155,303
First Financial Bankshares, Inc. (a)	48	1,327
First Midwest Bancorp, Inc.	263	4,568
FirstMerit Corp. (a)	183	3,488
Flushing Financial Corp. (a)	247	4,957
Glacier Bancorp, Inc.	4,017	101,028
Hancock Holding Co. (a)	2,988	89,222
Heritage Financial Corp. (a)	158	2,686
HomeTrust Bancshares, Inc. (b)	13,397	213,950
Independent Bank Corp.-Massachusetts	14,363	630,105
Investors Bancorp, Inc.	46,941	550,149
Lakeland Financial Corp. (a)	159	6,452
LegacyTexas Financial Group, Inc.	193	4,387
MB Financial, Inc. (a)	159	4,978
National Penn Bancshares, Inc. (a)	461	4,965
NBT Bancorp, Inc. (a)	208	5,213
Old National Bancorp	137	1,944
Pinnacle Financial Partners, Inc.	49	2,179
Prosperity Bancshares, Inc.	241	12,648
Renasant Corp. (a)	151	4,538
Simmons First National Corp. (Class A)	55	2,501
South State Corp.	80	5,471
State Bank Financial Corp. (a)	363	7,623
Sterling Bancorp	7,257	97,316
Trico Bancshares (a)	6,855	165,411
Trustmark Corp. (a)	19,812	481,035
Umpqua Holdings Corp. (a)	222	3,814
Union Bankshares Corp.	177	3,931
United Bankshares, Inc. (a)	136	5,111
Valley National Bancorp (a)	184	1,737
Webster Financial Corp. (a)	48	1,778
Westamerica Bancorporation (a)	10,332	446,446
Wintrust Financial Corp.	120	5,722

		4,821,826

BUILDING PRODUCTS — 0.0% (c)
Quanex Building Products Corp.	250	4,935
Simpson Manufacturing Co., Inc.	62	2,317

		7,252

CAPITAL MARKETS — 0.3%
Evercore Partners, Inc. (Class A)	1,872	96,707
Stifel Financial Corp. (a)(b)	32	1,784

		98,491

CHEMICALS — 3.8%
Calgon Carbon Corp. (a)	10,648	224,354
H.B. Fuller Co. (a)	522	22,378
Minerals Technologies, Inc.	3,862	282,312
Olin Corp. (a)	375	12,015
OM Group, Inc. (a)	66	1,982
Sensient Technologies Corp. (a)	9,674	666,345
Stepan Co.	33	1,375

		1,210,761

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	176	5,607
Deluxe Corp.	1,581	109,532
G & K Services, Inc. (Class A) (a)	39	2,829
Healthcare Services Group, Inc. (a)	143	4,594
Knoll, Inc.	10,076	236,081
Matthews International Corp. (Class A) (a)	631	32,503
United Stationers, Inc. (a)	8,534	349,808

		740,954

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc. (a)	1,116	51,860
Granite Construction, Inc. (a)	50	1,757

		53,617

CONTAINERS & PACKAGING — 1.0%
Graphic Packaging Holding Co.	21,082	306,532

DISTRIBUTORS — 2.0%
Pool Corp. (a)	8,941	623,724

ELECTRIC UTILITIES — 6.3%
ALLETE, Inc.	400	21,104
Cleco Corp.	10,108	551,088
IDACORP, Inc. (a)	8,983	564,761
Portland General Electric Co. (a)	15,306	567,700
Unitil Corp.	8,119	282,298

		1,986,951

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Anixter International, Inc. (b)	359	27,331
Belden, Inc. (a)	6,890	644,628
Coherent, Inc. (b)	1,129	73,340
GSI Group, Inc. (a)(b)	187	2,491
Scansource, Inc. (a)(b)	49	1,992

		749,782

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.4%
Forum Energy Technologies, Inc. (b)	6,317	$123,813
SEACOR Holdings, Inc. (a)(b)	74	5,156

		128,969

FOOD PRODUCTS — 0.2%
Cal-Maine Foods, Inc. (a)	1,819	71,050

GAS UTILITIES — 3.5%
Laclede Group, Inc.	9,718	497,756
Northwest Natural Gas Co. (a)	8,558	410,356
Piedmont Natural Gas Co., Inc.	136	5,020
South Jersey Industries, Inc. (a)	3,316	179,993
Southwest Gas Corp. (a)	119	6,922

		1,100,047

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Greatbatch, Inc. (b)	1,470	85,039
Integra LifeSciences Holdings Corp. (a)(b)	1,526	94,078
Meridian Bioscience, Inc. (a)	111	2,118
STERIS Corp.	976	68,584
West Pharmaceutical Services, Inc.	6,615	398,289

		648,108

HEALTH CARE PROVIDERS & SERVICES — 1.8%
AmSurg Corp. (a)(b)	2,957	181,915
HealthSouth Corp. (a)	1,188	52,700
Owens & Minor, Inc. (a)	9,498	321,412

		556,027

HOTELS, RESTAURANTS & LEISURE — 2.9%
Belmond, Ltd. (Class A) (a)(b)	25,944	318,592
Cheesecake Factory, Inc. (a)	1,216	59,985
Churchill Downs, Inc.	4,555	523,689
Marriott Vacations Worldwide Corp. (a)	32	2,594
Texas Roadhouse, Inc.	184	6,703

		911,563

HOUSEHOLD PRODUCTS — 0.0% (c)
WD-40 Co.	32	2,833

INSURANCE — 8.1%
American Equity Investment Life Holding Co. (a)	4,780	139,241
CNO Financial Group, Inc.	32,449	558,772
Greenlight Capital Re, Ltd. (Class A) (a)(b)	3,875	123,225
Horace Mann Educators Corp. (a)	144	4,925
Montpelier Re Holdings, Ltd. (a)	185	7,111
Navigators Group, Inc. (b)	2,416	188,062
OneBeacon Insurance Group, Ltd. (Class A)	9,641	146,640
Primerica, Inc. (a)	11,422	581,380
RLI Corp. (a)	11,944	625,985
Safety Insurance Group, Inc. (a)	3,115	186,121
Selective Insurance Group, Inc.	184	5,345

		2,566,807

IT SERVICES — 3.0%
CACI International, Inc. (Class A) (a)(b)	3,706	333,243
Convergys Corp.	191	4,368
CSG Systems International, Inc. (a)	79	2,401
Forrester Research, Inc.	58	2,133
Syntel, Inc. (a)(b)	8,615	445,654
WEX, Inc. (a)(b)	1,552	166,623

		954,422

MACHINERY — 4.2%
Actuant Corp. (Class A)	64	1,519
Albany International Corp. (Class A) (a)	55	2,186
Barnes Group, Inc. (a)	41	1,660
Briggs & Stratton Corp. (a)	126	2,588
CLARCOR, Inc. (a)	6,222	411,025
ESCO Technologies, Inc. (a)	66	2,573
Hillenbrand, Inc.	17,312	534,422
John Bean Technologies Corp. (a)	10,315	368,452
Mueller Industries, Inc.	57	2,059
Watts Water Technologies, Inc. (Class A)	34	1,871

		1,328,355

METALS & MINING — 0.0% (c)
Kaiser Aluminum Corp. (a)	33	2,537

MULTI-UTILITIES — 3.1%
Avista Corp. (a)	16,549	565,645
Black Hills Corp.	2,754	138,912
NorthWestern Corp. (a)	5,300	285,087

		989,644

OIL, GAS & CONSUMABLE FUELS — 1.6%
SemGroup Corp.(Class A)	6,326	514,557

PAPER & FOREST PRODUCTS — 0.0% (c)
Neenah Paper, Inc.	80	5,003

PROFESSIONAL SERVICES — 0.1%
CBIZ, Inc. (a)(b)	403	3,760
Corporate Executive Board Co. (a)	335	26,753
Exponent, Inc.	79	7,023

		37,536

REAL ESTATE INVESTMENT TRUSTS — 19.3%
Acadia Realty Trust (a)	350	12,208
Agree Realty Corp. (a)	938	30,926
American Assets Trust, Inc. (a)	136	5,886
Apollo Commercial Real Estate Finance, Inc. (a)	6,098	104,764
Ares Commercial Real Estate Corp. (a)	788	8,707
Capstead Mortgage Corp. (a)	44,446	523,129
Chesapeake Lodging Trust (a)	223	7,544
Colony Financial, Inc. (a)	8,037	208,319
CorEnergy Infrastructure Trust, Inc. (a)	1,128	7,817
Cousins Properties, Inc. (a)	425	4,505
CubeSmart (a)	2,691	64,988
CyrusOne, Inc.	224	6,971
DCT Industrial Trust, Inc.	167	5,788
DiamondRock Hospitality Co.	8,521	120,402
EastGroup Properties, Inc. (a)	137	8,239
Education Realty Trust, Inc. (a)	205	7,253
Excel Trust, Inc.	574	8,048
First Industrial Realty Trust, Inc.	1,514	32,445
Gladstone Commercial Corp. (a)	2,574	47,902
Government Properties Income Trust (a)	21,670	495,160
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	455	8,317
Hersha Hospitality Trust	326	2,109
Highwoods Properties, Inc. (a)	1,485	67,983
Hudson Pacific Properties, Inc.	221	7,335

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Inland Real Estate Corp.	476	$5,089
Investors Real Estate Trust	594	4,455
LaSalle Hotel Properties (a)	5,951	231,256
Lexington Realty Trust (a)	397	3,903
Monmouth Real Estate Investment Corp.(Class A)	828	9,199
Parkway Properties, Inc.	193	3,349
Pebblebrook Hotel Trust (a)	11,078	515,903
Pennsylvania Real Estate Investment Trust	14,803	343,874
Potlatch Corp. (a)	119	4,765
PS Business Parks, Inc.	7,074	587,425
Ramco-Gershenson Properties Trust	6,734	125,252
Resource Capital Corp. (a)	56,023	254,344
Retail Opportunity Investments Corp.	18,354	335,878
RLJ Lodging Trust	480	15,029
Ryman Hospitality Properties	10,120	616,409
Select Income REIT (a)	197	4,923
Silver Bay Realty Trust Corp.	24,464	395,338
STAG Industrial, Inc.	206	4,845
Strategic Hotels & Resorts, Inc. (a)(b)	21,121	262,534
Summit Hotel Properties, Inc. (a)	555	7,809
Sunstone Hotel Investors, Inc.	32,309	538,591
UMH Properties, Inc. (a)	2,144	21,590
Urstadt Biddle Properties, Inc. (Class A) (a)	372	8,578
Washington Real Estate Investment Trust (a)	229	6,327
Whitestone REIT (a)	664	10,544

		6,113,954

ROAD & RAIL — 0.1%
Knight Transportation, Inc.	216	6,966
Werner Enterprises, Inc. (a)	876	27,515

		34,481

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Micrel, Inc.	13,886	209,401
Microsemi Corp. (b)	8,727	308,936
MKS Instruments, Inc.	58	1,961

		520,298

SOFTWARE — 0.0% (c)
ACI Worldwide, Inc. (b)	89	1,928
Covisint Corp. (b)	16	33
Fair Isaac Corp. (a)	32	2,839
Mentor Graphics Corp. (a)	208	4,998
TiVo, Inc. (b)	177	1,878
Verint Systems, Inc. (b)	41	2,539

		14,215

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (c)
Electronics for Imaging, Inc. (b)	79	3,298

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Iconix Brand Group, Inc. (a)(b)	3,338	112,390
Oxford Industries, Inc. (a)	33	2,490

		114,880

THRIFTS & MORTGAGE FINANCE — 3.7%
Astoria Financial Corp. (a)	130	1,684
Brookline Bancorp, Inc.	33,065	332,303
Capitol Federal Financial, Inc.	47,666	595,825
Clifton Bancorp, Inc. (a)	10,277	145,009
Dime Community Bancshares	2,739	44,098
Northfield Bancorp, Inc. (a)	812	12,034
Northwest Bancshares, Inc. (a)	612	7,252
Oritani Financial Corp. (a)	364	5,296
Provident Financial Services, Inc. (a)	296	5,520
TrustCo Bank Corp. NY (a)	1,038	7,141
Waterstone Financial, Inc. (a)	328	4,212
WSFS Financial Corp.	32	2,420

		1,162,794

TOBACCO — 1.8%
Vector Group, Ltd.	25,566	561,685

TRADING COMPANIES & DISTRIBUTORS — 2.1%
Aircastle, Ltd. (a)	4,189	94,085
Applied Industrial Technologies, Inc.	6,334	287,184
Beacon Roofing Supply, Inc. (a)(b)	55	1,721
Kaman Corp. (a)	2,509	106,457
Watsco, Inc. (a)	1,284	161,399

		650,846

WATER UTILITIES — 0.1%
Connecticut Water Service, Inc. (a)	214	7,775
Middlesex Water Co. (a)	1,619	36,848

		44,623

TOTAL COMMON STOCKS —
(Cost $29,302,677)		31,625,626

SHORT TERM INVESTMENTS — 24.2%
MONEY MARKET FUNDS — 24.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,632,191	7,632,191
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	46,491	46,491

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,678,682)		7,678,682

TOTAL INVESTMENTS — 123.9% (g)
(Cost $36,981,359)		39,304,308
OTHER ASSETS & LIABILITIES — (23.9)%		(7,592,227)

NET ASSETS — 100.0%		$31,712,081

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
REIT = Real Estate Investment Trust

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.6%
BANKS — 28.8%
BB&T Corp., 5.85%	123,319	$3,147,101
BB&T Corp., 5.63% (a)	246,538	6,227,550
BB&T Corp., 5.20%	96,429	2,322,010
BB&T Corp., 5.20% (a)	107,226	2,597,014
HSBC Holdings PLC, 8.13% (a)	137,022	3,595,457
HSBC Holdings PLC, 8.00%	236,655	6,207,461
HSBC Holdings PLC, Series A, 6.20% (a)	90,279	2,313,851
HSBC USA, Inc. Series F, 3.50% (a)	31,732	733,009
HSBC USA, Inc. Series G, 4.00% (a)	22,925	552,951
HSBC USA, Inc. Series H, 6.50% (a)	22,908	581,405
JP Morgan Chase & Co., 6.70%	79,506	2,139,507
JP Morgan Chase & Co. Series O, 5.50% (a)	108,036	2,681,454
JP Morgan Chase & Co. Series P, 5.45% (a)	77,380	1,907,417
JPMorgan Chase & Co., 6.30% (a)	75,578	1,961,249
JPMorgan Chase & Co., 6.13%	122,874	3,121,000
Lloyds Banking Group PLC, 7.75%	184,920	4,700,666
PNC Financial Services Group, Inc., 6.13%	321,640	9,263,232
PNC Financial Services Group, Inc., 5.38%	102,887	2,569,088
US Bancorp Series B, 3.50% (a)	152,963	3,388,130
US Bancorp Series F, 6.50% (a)	168,202	4,997,281
US Bancorp Series G, 6.00% (a)	165,887	4,530,374
US Bancorp Series H, 5.15% (a)	76,484	1,879,212
Wells Fargo & Co., 6.63%	60,068	1,695,720
Wells Fargo & Co., 6.00% (a)	57,236	1,478,978
Wells Fargo & Co., 5.85%	123,325	3,270,579
Wells Fargo & Co., 5.25% (a)	44,716	1,112,534
Wells Fargo & Co., 5.20% (a)	53,652	1,318,766
Wells Fargo & Co., 5.13% (a)	46,469	1,121,762
Wells Fargo & Co. Series J, 8.00% (a)	153,748	4,497,129
Wells Fargo Real Estate Investment Corp., 6.38% (a)	19,556	508,847

		86,420,734

CAPITAL MARKETS — 9.3%
State Street Corp., 6.00% (a)(b)	160,764	4,104,305
State Street Corp., 5.90% (a)(b)	160,773	4,387,495
State Street Corp., 5.25% (b)	107,226	2,649,555
The Bank of New York Mellon Corp., 5.20% (a)	124,922	3,126,798
The Charles Schwab Corp., 6.00% (a)	103,949	2,768,162
The Goldman Sachs Group, Inc., 6.50% (a)	123,311	3,345,427
The Goldman Sachs Group, Inc., 6.13% (a)	284,087	7,363,535

		27,745,277

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Pitney Bowes, Inc., 6.70% (a)	91,123	2,437,540

CONSUMER FINANCE — 0.3%
HSBC Finance Corp., 6.36% (a)	35,235	896,731

DIVERSIFIED FINANCIAL SERVICES — 6.3%
General Electric Capital Corp., 4.88% (a)	176,843	4,516,570
General Electric Capital Corp., 4.88% (a)	135,561	3,466,295
General Electric Capital Corp., 4.70% (a)	160,784	4,050,149
JP Morgan Chase Capital XXIX, 6.70%	128,875	3,276,003
KKR Financial Holdings LLC, 8.38% (a)	55,518	1,555,059
Raymond James Financial, Inc., 6.90% (a)	75,005	2,028,885

		18,892,961

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.9%
Qwest Corp., 7.50% (a)	95,407	2,548,321
Qwest Corp., 7.38% (a)	109,702	2,882,969
Qwest Corp., 7.00% (a)	87,070	2,291,682
Qwest Corp., 7.00% (a)	66,370	1,758,805
Qwest Corp., 6.88%	82,978	2,183,981
Qwest Corp., 6.13% (a)	128,622	3,215,550
Verizon Communications, Inc., 5.90% (a)	107,226	2,900,463

		17,781,771

ELECTRIC UTILITIES — 7.0%
BGE Capital Trust II, 6.20% (a)	53,570	1,375,142
Duke Energy Corp., 5.13% (a)	107,226	2,711,746
FPL Group Capital Trust I, 5.88% (a)	64,013	1,645,774
NextEra Energy Capital Holdings, Inc., 5.70% (a)	85,779	2,186,507
NextEra Energy Capital Holdings, Inc., 5.63% (a)	75,017	1,894,929
NextEra Energy Capital Holdings, Inc., 5.13% (a)	107,226	2,612,025
NextEra Energy Capital Holdings, Inc., 5.00% (a)	96,519	2,352,168
SCE Trust I, 5.63% (a)	101,826	2,586,380
SCE Trust II, 5.10% (a)	85,775	2,080,044
SCE Trust III, 5.75% (a)	58,993	1,619,358

		21,064,073

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.1%
Tennessee Valley Authority Series A, 3.96% (a)	58,105	1,460,760
Tennessee Valley Authority Series D, 3.83%	69,389	1,727,092

		3,187,852

INSURANCE — 22.9%
Aegon NV, 8.00% (a)	112,558	3,198,898
Aegon NV, 6.50% (a)	107,327	2,765,817
Aegon NV, 6.38% (a)	214,394	5,454,183
Aegon NV Series 1, 4.00% (a)	53,632	1,307,012
Aflac, Inc., 5.50%	107,226	2,712,818
Arch Capital Group, Ltd., 6.75% (a)	69,684	1,903,767
Aspen Insurance Holdings Ltd., 5.95%	58,993	1,514,940
Aviva PLC, 8.25% (a)	85,725	2,369,439
Axis Capital Holdings Series C, 6.88%	85,739	2,309,809
MetLife, Inc. Series A, 4.00% (a)	128,635	3,177,285
MetLife, Inc. Series B, 6.50% (a)	321,548	8,331,309
PartnerRe, Ltd., 5.88% (a)	53,570	1,359,607
PartnerRe, Ltd. Series E, 7.25% (a)	80,107	2,150,873
Protective Life Corp., 6.25% (a)	61,659	1,635,813
Prudential Financial, Inc., 5.75% (a)	123,233	3,196,664

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value

Prudential Financial, Inc., 5.70% (a)	152,262	$3,943,586
Prudential PLC, 6.75% (a)	53,570	1,397,641
Prudential PLC, 6.50% (a)	64,216	1,675,395
Reinsurance Group of America, Inc., 6.20%	85,725	2,475,738
Renaissancere Holdings Ltd. Series E, 5.38% (a)	58,993	1,440,019
The Allstate Corp., 6.75% (a)	82,548	2,286,580
The Allstate Corp., 6.63% (a)	160,239	4,352,091
The Allstate Corp., 6.25% (a)	53,617	1,422,459
The Allstate Corp., 5.63% (a)	61,659	1,592,652
The Allstate Corp., 5.10%	107,226	2,784,659
WR Berkley Corp., 5.63% (a)	75,017	1,899,430

		68,658,484

MACHINERY — 1.4%
Stanley Black & Decker, Inc., 5.75% (a)	160,777	4,128,753

MEDIA — 0.5%
Comcast Corp., 5.00% (a)	61,659	1,591,419

MULTI-UTILITIES — 1.3%
DTE Energy Co., 6.50% (a)	60,072	1,601,519
Integrys Energy Group, Inc., 6.00%	85,735	2,410,011

		4,011,530

REAL ESTATE INVESTMENT TRUSTS — 14.0%
Digital Realty Trust, Inc. Series E, 7.00% (a)	61,769	1,609,082
Digital Realty Trust, Inc. Series G, 5.88% (a)	53,570	1,299,608
Digital Realty Trust, Inc. Series H, 7.38% (a)	78,205	2,159,240
Health Care REIT, Inc. Series J, 6.50% (a)	61,363	1,645,756
Hospitality Properties Trust Series J, 7.13% (a)	62,196	1,645,706
Kimco Realty Corp. Series I, 6.00%	85,760	2,221,184
National Retail Properties, Inc., 5.70% (a)	61,659	1,538,392
National Retail Properties, Inc. Series D, 6.63%	61,667	1,619,375
PS Business Parks, Inc., 6.00% (a)	75,014	1,874,600
Public Storage, 5.90% (a)	73,751	1,896,138
Public Storage, 5.63% (a)	46,059	1,154,239
Public Storage, 5.38% (a)	79,184	1,906,751
Public Storage, 5.20% (a)	80,000	1,937,600
Public Storage Series Q, 6.50% (a)	60,142	1,582,937
Public Storage Series R, 6.35% (a)	78,846	2,090,996
Public Storage Series T, 5.75% (a)	74,059	1,882,580
Public Storage Series Y, 6.38% (a)	45,394	1,220,191
Public Storage Series Z, 6.00% (a)	45,959	1,189,419
Realty Income Corp. Series F, 6.63% (a)	87,647	2,315,634
Regency Centers Corp. Series 6, 6.63% (a)	53,570	1,408,355
Senior Housing Properties Trust, 5.63%	74,915	1,865,384
Ventas Realty LP/Ventas Capital Corp., 5.45% (a)	55,074	1,402,184
Vornado Realty Trust, 5.70% (a)	64,019	1,594,713
Vornado Realty Trust, 5.40% (a)	64,323	1,563,692
Vornado Realty Trust Series I, 6.63% (a)	57,932	1,469,156

		42,092,912

TOTAL PREFERRED STOCKS —
(Cost $294,771,696)		298,910,037

SHORT TERM INVESTMENTS — 13.4%
MONEY MARKET FUNDS — 13.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	39,706,657	39,706,657
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)	605,166	605,166

TOTAL SHORT TERM INVESTMENTS —
(Cost $40,311,823)		40,311,823

TOTAL INVESTMENTS — 113.0% (f)
(Cost $335,083,519)		339,221,860
OTHER ASSETS & LIABILITIES — (13.0)%		(38,956,643)

NET ASSETS — 100.0%		$300,265,217

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Bills*
0.00%, 6/11/2015	$159,586,000	$159,581,276
0.00%, 6/18/2015	159,586,000	159,580,813
0.01%, 6/4/2015	159,586,000	159,578,902
0.01%, 5/14/2015	165,724,000	165,719,056
0.01%, 5/7/2015	171,861,000	171,858,417
0.01%, 5/28/2015	242,448,000	242,436,476
0.02%, 5/21/2015	165,724,000	165,717,096
0.02%, 6/25/2015	224,033,000	224,027,720

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,448,527,934)		1,448,499,756

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (a)(b)(c) (Cost $714,496)	714,496	714,496

TOTAL INVESTMENTS — 100.0% (d)
(Cost $1,449,242,430)		1,449,214,252
OTHER ASSETS & LIABILITIES — 0.0% (e)		127,323

NET ASSETS — 100.0%		$1,449,341,575

*	Rate shown is the discount rate at time of purchase, not a coupon rate
(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds
0.75%, 2/15/2042	$13,696,528	$13,884,856
0.75%, 2/15/2045 (a)	5,114,187	5,216,470
1.38%, 2/15/2044	13,220,948	15,575,996
1.75%, 1/15/2028	9,987,120	11,705,204
2.00%, 1/15/2026	13,484,458	15,998,096
2.13%, 2/15/2040	9,393,190	12,563,391
2.13%, 2/15/2041	14,657,121	19,784,768
2.38%, 1/15/2025	19,879,121	24,115,958
2.38%, 1/15/2027	10,937,007	13,515,734
2.50%, 1/15/2029	8,819,359	11,287,369
3.38%, 4/15/2032 (a)	3,778,606	5,555,723
3.63%, 4/15/2028	13,885,606	19,626,471
3.88%, 4/15/2029	15,871,146	23,335,505
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	23,093,627	23,331,722
0.13%, 4/15/2017	26,177,314	26,643,532
0.13%, 4/15/2018	28,944,895	29,528,424
0.13%, 4/15/2019	28,554,634	29,121,158
0.13%, 1/15/2022	24,408,722	24,648,903
0.13%, 7/15/2022	23,858,332	24,141,769
0.13%, 1/15/2023	23,769,470	23,899,489
0.13%, 7/15/2024	23,106,863	23,142,910
0.25%, 1/15/2025 (a)	15,818,842	15,957,257
0.38%, 7/15/2023	23,575,823	24,213,077
0.63%, 7/15/2021	21,280,606	22,328,037
0.63%, 1/15/2024	23,514,092	24,539,071
0.63%, 2/15/2043	13,386,723	13,148,305
1.13%, 1/15/2021	22,437,893	24,099,643
1.25%, 7/15/2020	19,868,666	21,548,164
1.38%, 7/15/2018	9,292,505	9,947,347
1.38%, 1/15/2020	11,741,622	12,704,788
1.63%, 1/15/2018	10,483,179	11,167,836
1.88%, 7/15/2019	9,520,251	10,509,500
2.13%, 1/15/2019	9,198,879	10,124,470
2.38%, 1/15/2017	11,446,994	12,126,602
2.50%, 7/15/2016	13,252,483	13,923,324
2.63%, 7/15/2017	9,039,253	9,813,284

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $615,484,796)		632,774,153

	Shares
SHORT TERM INVESTMENTS — 1.6%
MONEY MARKET FUNDS — 1.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	9,774,978	9,774,978
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d)	152,409	152,409

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $9,927,387)		9,927,387

TOTAL INVESTMENTS — 101.3% (f)
(Cost $625,412,183)		642,701,540
OTHER ASSETS & LIABILITIES — (1.3)%		(8,251,704)

NET ASSETS — 100.0%		$634,449,836

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays 0-5 Year TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$404,938	$409,113
0.13%, 4/15/2017	455,582	463,696
0.13%, 4/15/2018	503,558	513,709
0.13%, 4/15/2019	496,770	506,626
0.50%, 4/15/2015	33	33
1.38%, 7/15/2018	161,398	172,772
1.38%, 1/15/2020	204,722	221,516
1.63%, 1/15/2018	182,645	194,573
1.88%, 7/15/2015	189,869	192,895
1.88%, 7/15/2019	165,192	182,357
2.00%, 1/15/2016	199,026	204,127
2.13%, 1/15/2019	159,928	176,020
2.38%, 1/15/2017	199,242	211,071
2.50%, 7/15/2016	231,019	242,713
2.63%, 7/15/2017	157,100	170,552

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $3,872,517)		3,861,773

	Shares
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (a)(b)(c) (Cost $52,702)	52,702	52,702

TOTAL INVESTMENTS — 100.8% (d)
(Cost $3,925,219)		3,914,475
OTHER ASSETS & LIABILITIES — (0.8)%		(32,877)

NET ASSETS — 100.0%		$3,881,598

(a)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays 1-10 Year TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds 2.38%, 1/15/2025	$764,860	$927,875
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	864,834	873,750
0.13%, 4/15/2017	1,002,153	1,020,001
0.13%, 4/15/2018	1,113,403	1,135,849
0.13%, 4/15/2019	1,088,320	1,109,912
0.13%, 1/15/2022	938,135	947,367
0.13%, 7/15/2022	917,941	928,846
0.13%, 1/15/2023	914,527	919,530
0.13%, 7/15/2024	888,917	890,304
0.25%, 1/15/2025 (a)	608,357	613,680
0.38%, 7/15/2023	907,078	931,596
0.63%, 7/15/2021	818,042	858,306
0.63%, 1/15/2024	904,702	944,138
1.13%, 1/15/2021	862,947	926,857
1.25%, 7/15/2020	764,190	828,787
1.38%, 7/15/2018	353,911	378,851
1.38%, 1/15/2020	446,851	483,506
1.63%, 1/15/2018 (a)	399,214	425,287
1.88%, 7/15/2019	376,474	415,594
2.13%, 1/15/2019	362,428	398,896
2.38%, 1/15/2017	440,217	466,353
2.50%, 7/15/2016	509,615	535,412
2.63%, 7/15/2017	355,028	385,429

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $17,277,057)		17,346,126

	Shares
SHORT TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS — 1.3%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	196,880	196,880
State Street Institutional Liquid Reserves Fund 0.10% (c)(d)	33,053	33,053

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $229,933)		229,933

TOTAL INVESTMENTS — 101.0% (f)
(Cost $17,506,990)		17,576,059
OTHER ASSETS & LIABILITIES — (1.0)%		(179,100)

NET ASSETS — 100.0%		$17,396,959

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds
7.25%, 5/15/2016	$198,000	$213,264
7.50%, 11/15/2016	210,000	233,917
8.13%, 8/15/2019	74,600	96,512
8.50%, 2/15/2020	60,000	80,334
8.75%, 5/15/2017	104,600	122,585
8.88%, 8/15/2017 (a)	60,000	71,597
8.88%, 2/15/2019	90,000	116,672
9.00%, 11/15/2018	74,600	95,751
9.13%, 5/15/2018	44,600	55,935
Treasury Notes
0.25%, 4/15/2016	284,600	284,432
0.25%, 5/15/2016	284,600	284,344
0.38%, 4/30/2016	300,000	300,165
0.38%, 5/31/2016 (a)	300,000	300,105
0.38%, 10/31/2016	240,000	239,669
0.50%, 6/15/2016	240,000	240,415
0.50%, 6/30/2016	224,600	224,980
0.50%, 7/31/2016	224,600	224,950
0.50%, 8/31/2016	300,000	300,357
0.50%, 9/30/2016	300,000	300,267
0.50%, 11/30/2016	120,000	120,044
0.50%, 1/31/2017	180,000	179,968
0.50%, 2/28/2017	120,000	119,911
0.50%, 3/31/2017	135,000	134,847
0.50%, 7/31/2017	224,600	223,756
0.63%, 7/15/2016	499,600	501,149
0.63%, 8/15/2016	302,600	303,475
0.63%, 10/15/2016	224,600	225,182
0.63%, 11/15/2016	420,000	421,050
0.63%, 12/15/2016 (a)	240,000	240,545
0.63%, 12/31/2016 (a)	276,000	276,640
0.63%, 2/15/2017	300,000	300,477
0.63%, 5/31/2017 (a)	224,600	224,643
0.63%, 8/31/2017	284,600	284,062
0.63%, 9/30/2017	194,600	194,086
0.63%, 11/30/2017	284,600	283,356
0.63%, 4/30/2018	224,600	222,511
0.75%, 1/15/2017 (a)	224,600	225,539
0.75%, 3/15/2017 (a)	374,600	376,057
0.75%, 6/30/2017	224,600	225,087
0.75%, 10/31/2017	300,000	299,922
0.75%, 12/31/2017	330,000	329,347
0.75%, 2/28/2018	270,000	269,058
0.75%, 3/31/2018	150,000	149,305
0.88%, 9/15/2016	228,000	229,446
0.88%, 11/30/2016	246,000	247,611
0.88%, 12/31/2016	266,600	268,397
0.88%, 1/31/2017	374,600	376,990
0.88%, 2/28/2017	272,600	274,306
0.88%, 4/15/2017	374,600	376,851
0.88%, 4/30/2017	374,600	376,765
0.88%, 5/15/2017	240,000	241,382
0.88%, 6/15/2017 (a)	300,000	301,596
0.88%, 7/15/2017	224,600	225,716
0.88%, 8/15/2017	224,600	225,590
0.88%, 10/15/2017	312,000	312,989
0.88%, 11/15/2017	120,000	120,298
0.88%, 1/15/2018	204,000	204,182
0.88%, 1/31/2018 (a)	120,000	120,096
0.88%, 7/31/2019	150,000	147,576
1.00%, 8/31/2016	278,600	280,873
1.00%, 9/30/2016	354,000	357,013
1.00%, 10/31/2016	218,600	220,476
1.00%, 3/31/2017	180,000	181,541
1.00%, 9/15/2017	224,600	226,123
1.00%, 12/15/2017 (a)	240,000	241,250
1.00%, 2/15/2018 (a)	120,000	120,462
1.00%, 3/15/2018	130,000	130,442
1.00%, 5/31/2018	284,600	284,907
1.00%, 6/30/2019	74,600	73,844
1.00%, 8/31/2019	150,000	148,103
1.00%, 9/30/2019	224,600	221,523
1.00%, 11/30/2019 (a)	120,000	118,165
1.13%, 5/31/2019 (a)	104,600	104,194
1.13%, 12/31/2019	240,000	237,665
1.13%, 3/31/2020	165,000	163,012
1.25%, 10/31/2018	300,000	301,605
1.25%, 11/30/2018	224,600	225,689
1.25%, 1/31/2019	314,600	315,689
1.25%, 4/30/2019	150,000	150,180
1.25%, 10/31/2019	120,000	119,676
1.25%, 1/31/2020 (a)	300,000	298,380
1.25%, 2/29/2020	180,000	179,046
1.38%, 6/30/2018	150,000	151,839
1.38%, 7/31/2018	224,600	227,210
1.38%, 9/30/2018	434,600	439,137
1.38%, 11/30/2018	134,600	135,903
1.38%, 12/31/2018	150,000	151,286
1.38%, 2/28/2019	150,000	151,123
1.38%, 1/31/2020	222,000	222,322
1.38%, 2/29/2020 (a)	300,000	300,045
1.38%, 3/31/2020	350,000	349,986
1.50%, 6/30/2016	246,000	249,422
1.50%, 7/31/2016	264,000	267,846
1.50%, 8/31/2018	374,600	380,305
1.50%, 12/31/2018	374,600	379,537
1.50%, 1/31/2019	374,600	379,440
1.50%, 2/28/2019	344,600	348,856
1.50%, 3/31/2019	134,600	136,272
1.50%, 5/31/2019	300,000	303,198
1.50%, 10/31/2019	360,000	362,772
1.50%, 11/30/2019	240,000	241,802
1.63%, 3/31/2019	300,000	305,040
1.63%, 4/30/2019	300,000	304,887
1.63%, 6/30/2019	300,000	304,686
1.63%, 7/31/2019	300,000	304,455
1.63%, 8/31/2019	300,000	304,332
1.63%, 12/31/2019	300,000	303,765
1.75%, 5/31/2016	222,000	225,616
1.75%, 10/31/2018	150,000	153,516
1.75%, 9/30/2019	300,000	305,736
1.88%, 8/31/2017 (a)	224,600	230,896
1.88%, 9/30/2017	270,000	277,584
1.88%, 10/31/2017	314,600	323,585
2.00%, 4/30/2016	236,600	240,842
2.25%, 11/30/2017	330,000	342,705
2.25%, 7/31/2018 (a)	104,600	108,819
2.38%, 7/31/2017	314,600	326,986
2.38%, 5/31/2018	210,000	219,274
2.38%, 6/30/2018	210,000	219,244

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.50%, 6/30/2017	$194,600	$202,631
2.63%, 4/30/2016	122,600	125,645
2.63%, 1/31/2018	60,000	62,975
2.63%, 4/30/2018	150,000	157,755
2.75%, 11/30/2016	140,600	145,908
2.75%, 5/31/2017	210,000	219,576
2.75%, 12/31/2017	252,000	265,288
2.75%, 2/28/2018	210,000	221,315
2.75%, 2/15/2019	150,000	158,925
2.88%, 3/31/2018	210,000	222,247
3.00%, 8/31/2016	162,000	167,919
3.00%, 9/30/2016	152,600	158,455
3.00%, 2/28/2017	150,000	157,007
3.13%, 10/31/2016	300,000	312,669
3.13%, 1/31/2017	332,600	348,372
3.13%, 4/30/2017	134,600	141,622
3.13%, 5/15/2019	300,000	322,749
3.25%, 5/31/2016 (a)	230,600	238,410
3.25%, 6/30/2016	110,600	114,576
3.25%, 7/31/2016	236,600	245,610
3.25%, 12/31/2016	392,600	411,402
3.25%, 3/31/2017	270,000	284,361
3.38%, 11/15/2019	240,000	262,082
3.50%, 2/15/2018	120,000	128,998
3.63%, 8/15/2019	300,000	329,961
3.63%, 2/15/2020	330,000	365,534
3.75%, 11/15/2018	270,000	295,539
3.88%, 5/15/2018	210,000	228,976
4.00%, 8/15/2018	224,600	247,091
4.25%, 11/15/2017	150,000	163,527
4.50%, 5/15/2017	48,000	51,943
4.63%, 11/15/2016 (a)	138,000	147,330
4.63%, 2/15/2017	122,600	131,967
4.75%, 8/15/2017	210,000	230,112
4.88%, 8/15/2016	110,600	117,378
5.13%, 5/15/2016	114,000	120,097

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $36,030,170)		36,152,138

	Shares
SHORT TERM INVESTMENTS — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	1,446,139	1,446,139
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d)	1,113,302	1,113,302

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $2,559,441)		2,559,441

TOTAL INVESTMENTS — 106.5% (f)
(Cost $38,589,611)		38,711,579
OTHER ASSETS & LIABILITIES — (6.5)%		(2,361,598)

NET ASSETS — 100.0%		$36,349,981

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds
6.25%, 8/15/2023 (a)	$233,000	$313,783
7.13%, 2/15/2023	206,800	288,821
7.25%, 5/15/2016	402,000	432,990
7.25%, 8/15/2022	197,600	274,508
7.50%, 11/15/2016	260,600	290,280
7.50%, 11/15/2024 (a)	206,700	309,296
7.63%, 11/15/2022 (a)	174,400	248,701
7.63%, 2/15/2025	175,000	266,002
7.88%, 2/15/2021	135,600	184,177
8.00%, 11/15/2021	329,400	460,149
8.13%, 8/15/2019	304,200	393,553
8.13%, 5/15/2021	62,000	85,677
8.13%, 8/15/2021	62,000	86,475
8.50%, 2/15/2020 (a)	135,600	181,555
8.75%, 5/15/2017	207,800	243,529
8.75%, 5/15/2020	110,400	150,640
8.75%, 8/15/2020	206,800	285,219
8.88%, 8/15/2017 (a)	135,600	161,809
8.88%, 2/15/2019 (a)	207,800	269,382
9.00%, 11/15/2018 (a)	159,300	204,466
9.13%, 5/15/2018	220,400	276,412
Treasury Notes
0.25%, 4/15/2016	868,000	867,488
0.25%, 5/15/2016	1,042,300	1,041,362
0.38%, 4/30/2016	1,033,100	1,033,668
0.38%, 5/31/2016 (a)	1,147,900	1,148,302
0.38%, 10/31/2016	534,200	533,463
0.50%, 6/15/2016	1,017,000	1,018,759
0.50%, 6/30/2016	1,107,000	1,108,871
0.50%, 7/31/2016 (a)	1,107,000	1,108,727
0.50%, 8/31/2016	1,068,800	1,070,072
0.50%, 9/30/2016	956,800	957,652
0.50%, 11/30/2016	775,000	775,287
0.50%, 1/31/2017	281,800	281,749
0.50%, 2/28/2017	275,000	274,797
0.50%, 3/31/2017	600,000	599,322
0.50%, 7/31/2017	1,759,700	1,753,084
0.63%, 7/15/2016	737,200	739,485
0.63%, 8/15/2016	841,300	843,731
0.63%, 10/15/2016	1,669,100	1,673,423
0.63%, 11/15/2016	701,300	703,053
0.63%, 12/15/2016 (a)	1,106,800	1,109,312
0.63%, 12/31/2016	534,400	535,640
0.63%, 2/15/2017	1,383,300	1,385,499
0.63%, 5/31/2017 (a)	1,848,300	1,848,651
0.63%, 8/31/2017	1,697,700	1,694,491
0.63%, 9/30/2017	763,300	761,285
0.63%, 11/30/2017	1,716,100	1,708,601
0.63%, 4/30/2018	825,300	817,625
0.75%, 1/15/2017 (a)	1,108,300	1,112,933
0.75%, 3/15/2017 (a)	830,200	833,430
0.75%, 6/30/2017	926,600	928,611
0.75%, 10/31/2017	1,757,500	1,757,043
0.75%, 12/31/2017	741,500	740,032
0.75%, 2/28/2018	841,300	838,364
0.75%, 3/31/2018	868,000	863,981
0.88%, 9/15/2016	939,200	945,155
0.88%, 11/30/2016	1,017,100	1,023,762
0.88%, 12/31/2016	1,880,300	1,892,973
0.88%, 1/31/2017	908,200	913,994
0.88%, 2/28/2017	757,500	762,242
0.88%, 4/15/2017	688,800	692,940
0.88%, 4/30/2017	1,848,300	1,858,983
0.88%, 5/15/2017	1,004,600	1,010,386
0.88%, 6/15/2017 (a)	1,107,000	1,112,889
0.88%, 7/15/2017	830,400	834,527
0.88%, 8/15/2017	801,600	805,135
0.88%, 10/15/2017	534,200	535,893
0.88%, 11/15/2017	775,000	776,922
0.88%, 1/15/2018	610,600	611,143
0.88%, 1/31/2018 (a)	716,400	716,973
0.88%, 7/31/2019	393,800	387,436
1.00%, 8/31/2016	1,017,100	1,025,400
1.00%, 9/30/2016	2,077,900	2,095,583
1.00%, 10/31/2016	1,801,200	1,816,654
1.00%, 3/31/2017	937,700	945,727
1.00%, 9/15/2017	801,600	807,035
1.00%, 12/15/2017 (a)	587,800	590,862
1.00%, 2/15/2018 (a)	275,000	276,059
1.00%, 3/15/2018	575,000	576,955
1.00%, 5/31/2018	1,813,900	1,815,859
1.00%, 6/30/2019	450,000	445,437
1.00%, 8/31/2019	591,400	583,919
1.00%, 9/30/2019	608,300	599,966
1.00%, 11/30/2019 (a)	608,300	598,999
1.13%, 5/31/2019 (a)	476,600	474,751
1.13%, 12/31/2019	784,200	776,570
1.13%, 3/31/2020 (a)	707,200	698,678
1.13%, 4/30/2020	784,200	773,951
1.25%, 10/31/2018	794,300	798,549
1.25%, 11/30/2018	1,855,100	1,864,097
1.25%, 1/31/2019 (a)	555,600	557,522
1.25%, 4/30/2019	371,000	371,445
1.25%, 10/31/2019 (a)	356,000	355,039
1.25%, 1/31/2020	751,600	747,541
1.25%, 2/29/2020	682,900	679,281
1.38%, 6/30/2018	763,300	772,658
1.38%, 7/31/2018	763,300	772,170
1.38%, 9/30/2018	2,073,000	2,094,642
1.38%, 11/30/2018	379,700	383,376
1.38%, 12/31/2018	477,600	481,693
1.38%, 2/28/2019	1,461,300	1,472,245
1.38%, 1/31/2020	629,200	630,112
1.38%, 2/29/2020 (a)	1,000,000	1,000,150
1.38%, 3/31/2020	800,000	799,968
1.38%, 5/31/2020	651,000	649,776
1.50%, 6/30/2016	999,700	1,013,606
1.50%, 7/31/2016	1,017,100	1,031,919
1.50%, 8/31/2018	2,375,100	2,411,273
1.50%, 12/31/2018	1,383,300	1,401,532
1.50%, 1/31/2019	861,200	872,327
1.50%, 2/28/2019	1,383,300	1,400,384
1.50%, 3/31/2019	354,500	358,903
1.50%, 5/31/2019	861,200	870,380
1.50%, 10/31/2019	801,700	807,873
1.50%, 11/30/2019	1,033,300	1,041,060
1.50%, 1/31/2022	939,400	926,934
1.63%, 3/31/2019	830,200	844,147
1.63%, 4/30/2019	861,200	875,229
1.63%, 6/30/2019	1,107,000	1,124,291

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.63%, 7/31/2019	$1,107,000	$1,123,439
1.63%, 8/31/2019	801,600	813,175
1.63%, 12/31/2019	1,068,800	1,082,213
1.63%, 8/15/2022	791,900	785,296
1.63%, 11/15/2022	1,511,700	1,496,810
1.75%, 5/31/2016	762,400	774,819
1.75%, 10/31/2018	428,200	438,237
1.75%, 9/30/2019	1,068,800	1,089,235
1.75%, 10/31/2020	1,669,100	1,690,882
1.75%, 2/28/2022	975,000	977,535
1.75%, 3/31/2022	950,000	952,156
1.75%, 5/15/2022 (a)	1,130,800	1,133,593
1.75%, 5/15/2023	2,661,100	2,645,905
1.88%, 8/31/2017 (a)	902,400	927,694
1.88%, 9/30/2017	753,200	774,357
1.88%, 10/31/2017	756,600	778,209
1.88%, 6/30/2020	531,300	543,419
1.88%, 11/30/2021	775,000	784,478
2.00%, 4/30/2016	900,100	916,239
2.00%, 7/31/2020	608,300	625,655
2.00%, 9/30/2020	662,600	680,563
2.00%, 11/30/2020	1,576,100	1,616,748
2.00%, 2/28/2021	1,106,800	1,133,740
2.00%, 5/31/2021	861,200	880,603
2.00%, 8/31/2021	641,400	654,863
2.00%, 10/31/2021	641,700	654,765
2.00%, 11/15/2021	1,167,300	1,191,557
2.00%, 2/15/2022	963,300	983,028
2.00%, 2/15/2023 (a)	1,716,100	1,743,506
2.00%, 2/15/2025 (a)	1,335,000	1,342,983
2.13%, 8/31/2020	701,300	725,200
2.13%, 1/31/2021	574,000	592,161
2.13%, 6/30/2021	830,400	854,830
2.13%, 8/15/2021	1,147,000	1,180,447
2.13%, 9/30/2021	1,068,800	1,099,165
2.13%, 12/31/2021	935,200	961,311
2.25%, 11/30/2017	576,400	598,591
2.25%, 7/31/2018 (a)	309,000	321,462
2.25%, 3/31/2021	1,106,800	1,148,903
2.25%, 4/30/2021	861,200	893,745
2.25%, 7/31/2021	1,107,000	1,147,738
2.25%, 11/15/2024	2,023,800	2,080,122
2.38%, 7/31/2017	769,200	799,483
2.38%, 5/31/2018	450,900	470,812
2.38%, 6/30/2018	450,000	469,809
2.38%, 12/31/2020	1,106,800	1,157,768
2.38%, 8/15/2024	1,443,000	1,499,753
2.50%, 6/30/2017	549,700	572,386
2.50%, 8/15/2023	1,817,300	1,912,054
2.50%, 5/15/2024	1,929,300	2,026,267
2.63%, 4/30/2016	344,400	352,955
2.63%, 1/31/2018	398,100	417,842
2.63%, 4/30/2018	542,000	570,021
2.63%, 8/15/2020	1,013,800	1,074,496
2.63%, 11/15/2020	2,750,500	2,913,880
2.75%, 11/30/2016	883,000	916,333
2.75%, 5/31/2017 (a)	614,200	642,208
2.75%, 12/31/2017	571,500	601,635
2.75%, 2/28/2018	493,600	520,195
2.75%, 2/15/2019	813,700	862,115
2.75%, 11/15/2023	2,139,900	2,294,337
2.75%, 2/15/2024	1,617,600	1,733,048
2.88%, 3/31/2018	489,200	517,730
3.00%, 8/31/2016	735,700	762,583
3.00%, 9/30/2016	533,800	554,282
3.00%, 2/28/2017	779,800	816,224
3.13%, 10/31/2016	1,656,500	1,726,454
3.13%, 1/31/2017	881,500	923,301
3.13%, 4/30/2017	613,200	645,191
3.13%, 5/15/2019	816,100	877,985
3.13%, 5/15/2021	965,300	1,050,922
3.25%, 5/31/2016 (a)	914,300	945,267
3.25%, 6/30/2016	646,100	669,327
3.25%, 7/31/2016	592,400	614,959
3.25%, 12/31/2016	617,600	647,177
3.25%, 3/31/2017	537,100	565,668
3.38%, 11/15/2019	1,036,500	1,131,868
3.50%, 2/15/2018	692,100	743,994
3.50%, 5/15/2020	1,026,400	1,132,489
3.63%, 8/15/2019	791,000	869,997
3.63%, 2/15/2020	1,183,600	1,311,050
3.63%, 2/15/2021	1,218,200	1,359,755
3.75%, 11/15/2018	824,400	902,380
3.88%, 5/15/2018	404,000	440,505
4.00%, 8/15/2018	304,200	334,663
4.25%, 11/15/2017	429,100	467,796
4.50%, 5/15/2017	434,000	469,653
4.63%, 11/15/2016 (a)	671,500	716,900
4.63%, 2/15/2017	362,800	390,518
4.75%, 8/15/2017	408,800	447,951
4.88%, 8/15/2016	525,700	557,915
5.13%, 5/15/2016	392,800	413,807

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $184,777,881)		186,724,182

	Shares
SHORT TERM INVESTMENTS — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	10,238,213	10,238,213
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d)	3,629,206	3,629,206

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $13,867,419)		13,867,419

TOTAL INVESTMENTS — 106.9% (f)
(Cost $198,645,300)		200,591,601
OTHER ASSETS & LIABILITIES — (6.9)%		(12,932,927)

NET ASSETS — 100.0%		$187,658,674

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedule of Investments).

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds
2.50%, 2/15/2045 (a)	$10,481,200	$10,387,813
2.75%, 8/15/2042	8,054,800	8,377,233
2.75%, 11/15/2042	10,234,100	10,642,237
2.88%, 5/15/2043	14,681,100	15,645,355
3.00%, 5/15/2042 (a)	9,150,100	9,982,759
3.00%, 11/15/2044 (a)	15,472,100	16,951,540
3.13%, 11/15/2041 (a)	5,071,200	5,670,768
3.13%, 2/15/2042	6,442,300	7,194,503
3.13%, 2/15/2043	10,183,900	11,368,797
3.13%, 8/15/2044	14,703,200	16,478,611
3.38%, 5/15/2044	14,935,300	17,504,619
3.50%, 2/15/2039 (a)	6,610,600	7,830,123
3.63%, 8/15/2043	11,948,000	14,597,828
3.63%, 2/15/2044	14,738,300	18,029,214
3.75%, 8/15/2041	5,905,100	7,342,520
3.75%, 11/15/2043	14,985,400	18,719,311
3.88%, 8/15/2040	5,593,600	7,042,287
4.25%, 5/15/2039	4,142,200	5,474,083
4.25%, 11/15/2040	6,123,800	8,157,208
4.38%, 2/15/2038	2,511,300	3,366,749
4.38%, 11/15/2039	4,972,600	6,704,109
4.38%, 5/15/2040	6,387,500	8,636,283
4.38%, 5/15/2041	5,438,200	7,415,802
4.50%, 2/15/2036	4,886,200	6,658,180
4.50%, 5/15/2038	2,414,700	3,290,125
4.50%, 8/15/2039	3,952,800	5,414,071
4.63%, 2/15/2040	7,694,200	10,747,643
4.75%, 2/15/2037	1,743,500	2,455,563
4.75%, 2/15/2041	6,177,600	8,862,694
5.00%, 5/15/2037 (a)	2,126,200	3,093,068
5.25%, 11/15/2028 (a)	2,892,400	3,947,114
5.25%, 2/15/2029 (a)	3,547,500	4,852,554
5.38%, 2/15/2031 (a)	4,624,100	6,563,124
5.50%, 8/15/2028 (a)	2,314,100	3,218,473
6.00%, 2/15/2026	2,900,000	4,039,468
6.13%, 11/15/2027	3,334,000	4,822,898
6.13%, 8/15/2029 (a)	1,533,300	2,278,100
6.25%, 5/15/2030 (a)	2,815,900	4,279,126
6.38%, 8/15/2027 (a)	1,304,200	1,915,909
6.50%, 11/15/2026	1,799,500	2,633,190
6.63%, 2/15/2027 (a)	1,270,100	1,883,127
6.75%, 8/15/2026	1,400,000	2,076,466
6.88%, 8/15/2025 (a)	1,342,800	1,966,786

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $316,803,885)		328,517,431

	Shares
SHORT TERM INVESTMENTS — 9.5%
MONEY MARKET FUNDS — 9.5%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	31,418,270	31,418,270
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d)	99,231	99,231

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $31,517,501)		31,517,501

TOTAL INVESTMENTS — 108.7% (f)
(Cost $348,321,386)		360,034,932
OTHER ASSETS & LIABILITIES — (8.7)%		(28,954,299)

NET ASSETS — 100.0%		$331,080,633

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.8%
AEROSPACE & DEFENSE — 1.0%
Boeing Co. 3.75%, 11/20/2016	$2,400,000	$2,517,370
Exelis, Inc. 4.25%, 10/1/2016	2,260,000	2,348,178
General Dynamics Corp.:
1.00%, 11/15/2017	4,070,000	4,050,399
2.25%, 7/15/2016	1,512,000	1,545,612
Honeywell International, Inc. 5.30%, 3/15/2017	134,000	145,466
L-3 Communications Corp.:
1.50%, 5/28/2017	1,545,000	1,533,373
3.95%, 11/15/2016	4,931,000	5,112,782
Lockheed Martin Corp.:
2.13%, 9/15/2016	3,834,000	3,906,970
7.65%, 5/1/2016	250,000	268,271
Precision Castparts Corp. 1.25%, 1/15/2018	5,089,000	5,063,587
Textron, Inc. 4.63%, 9/21/2016	1,260,000	1,324,170
United Technologies Corp.:
1.80%, 6/1/2017	7,100,000	7,231,087
5.38%, 12/15/2017	4,700,000	5,215,827

		40,263,092

AIR FREIGHT & LOGISTICS — 0.0% (a)
United Parcel Service, Inc. 5.50%, 1/15/2018	1,243,000	1,390,484

AIRLINES — 0.1%
Southwest Airlines Co.:
5.13%, 3/1/2017	852,000	911,183
5.75%, 12/15/2016	2,000,000	2,150,412

		3,061,595

AUTO COMPONENTS — 0.0% (a)
Johnson Controls, Inc. 1.40%, 11/2/2017	1,640,000	1,634,733

AUTOMOBILES — 0.4%
Ford Motor Credit Co. LLC:
1.46%, 3/27/2017	2,000,000	2,001,720
2.15%, 1/9/2018	3,330,000	3,364,221
PACCAR Financial Corp.:
1.10%, 6/6/2017	1,800,000	1,801,659
1.40%, 11/17/2017 (b)	1,665,000	1,672,421
1.60%, 3/15/2017	2,000,000	2,024,075
Toyota Motor Credit Corp. 1.45%, 1/12/2018	5,250,000	5,281,003

		16,145,099

BANKS — 20.0%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017 (b)	4,250,000	4,251,461
1.65%, 9/29/2017	2,300,000	2,304,653
4.00%, 4/27/2016	6,057,000	6,248,496
American Express Bank FSB 6.00%, 9/13/2017	5,100,000	5,655,604
American Express Centurion Bank 6.00%, 9/13/2017	5,000,000	5,544,710
Australia & New Zealand Banking Group, Ltd.:
1.25%, 1/10/2017 (b)	3,575,000	3,587,088
1.25%, 6/13/2017	5,900,000	5,896,531
1.50%, 1/16/2018 (b)	5,500,000	5,498,000
Bank of America NA 1.65%, 3/26/2018	8,000,000	8,022,527
Bank of Montreal:
1.30%, 7/15/2016	3,407,000	3,428,484
1.30%, 7/14/2017	5,335,000	5,339,960
1.40%, 9/11/2017 (b)	4,541,000	4,556,577
2.50%, 1/11/2017 (b)	8,350,000	8,576,517
Bank of New York Mellon Corp.:
1.30%, 1/25/2018	4,000,000	3,990,827
2.40%, 1/17/2017	150,000	152,718
Bank of Nova Scotia:
1.10%, 12/13/2016 (b)	3,850,000	3,857,954
1.25%, 4/11/2017	5,900,000	5,910,963
1.30%, 7/21/2017	2,600,000	2,602,522
1.38%, 7/15/2016	4,892,000	4,927,543
1.38%, 12/18/2017	4,950,000	4,941,834
1.45%, 4/25/2018	500,000	498,014
2.55%, 1/12/2017	5,665,000	5,816,799
Barclays Bank PLC 5.00%, 9/22/2016	10,169,000	10,751,190
Barclays PLC 2.00%, 3/16/2018	5,500,000	5,538,964
BB&T Corp.:
1.45%, 1/12/2018 (b)	3,000,000	2,987,913
1.60%, 8/15/2017	659,000	657,669
2.15%, 3/22/2017	3,925,000	3,988,116
3.95%, 4/29/2016	3,905,000	4,032,139
4.90%, 6/30/2017	2,000,000	2,118,744
BNP Paribas SA:
1.25%, 12/12/2016	2,844,000	2,847,945
1.38%, 3/17/2017	5,932,000	5,942,071
2.38%, 9/14/2017	9,450,000	9,635,290
BPCE SA:
1.61%, 7/25/2017	2,000,000	1,995,710
1.63%, 2/10/2017	3,700,000	3,729,002
1.63%, 1/26/2018 (b)	3,000,000	3,004,256
1.70%, 4/25/2016	150,000	151,020
Branch Banking & Trust Co.:
1.00%, 4/3/2017	3,800,000	3,790,458
1.05%, 12/1/2016	2,075,000	2,073,046
1.35%, 10/1/2017 (b)	4,050,000	4,037,424
1.45%, 10/3/2016	3,913,000	3,930,242
Canadian Imperial Bank of Commerce/Canada:
1.35%, 7/18/2016	1,720,000	1,732,023
1.55%, 1/23/2018	5,650,000	5,658,545
Capital One NA/Mclean VA:
1.50%, 3/22/2018	3,000,000	2,971,190
1.65%, 2/5/2018	7,641,000	7,617,068
Citizens Bank NA/Providence RI 1.60%, 12/4/2017	3,200,000	3,191,062
Comerica Bank 5.75%, 11/21/2016	1,250,000	1,341,434
Comerica, Inc. 2.13%, 5/23/2019	5,000,000	5,015,330

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	$5,700,000	$5,693,202
1.40%, 9/8/2017 (b)	4,750,000	4,749,197
1.63%, 3/12/2018	8,250,000	8,288,367
1.90%, 9/18/2017	4,950,000	5,002,874
2.50%, 9/20/2018	500,000	512,006
Compass Bank 1.85%, 9/29/2017	3,000,000	3,005,163
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.38%, 1/19/2017	11,440,000	11,880,174
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 1.70%, 3/19/2018	3,380,000	3,386,515
Corpbanca SA 3.13%, 1/15/2018 (b)	2,600,000	2,583,750
Credit Suisse of New York, NY:
1.38%, 5/26/2017	12,660,000	12,643,362
1.75%, 1/29/2018	9,150,000	9,159,204
6.00%, 2/15/2018	4,005,000	4,443,595
Deutsche Bank AG London:
1.35%, 5/30/2017	6,250,000	6,238,426
1.40%, 2/13/2017	7,117,000	7,129,138
6.00%, 9/1/2017	11,050,000	12,218,167
Deutsche Bank AG/London 1.88%, 2/13/2018	9,985,000	10,024,379
Discover Bank/Greenwood DE 2.00%, 2/21/2018	3,200,000	3,201,484
Fifth Third Bancorp:
1.35%, 6/1/2017	2,280,000	2,275,772
5.45%, 1/15/2017	1,371,000	1,460,996
Fifth Third Bank:
1.15%, 11/18/2016	4,240,000	4,239,544
1.45%, 2/28/2018	4,000,000	3,971,321
HSBC Bank USA NA 6.00%, 8/9/2017	2,000,000	2,190,057
HSBC USA, Inc.:
1.50%, 11/13/2017	2,800,000	2,807,374
1.70%, 3/5/2018	9,150,000	9,170,000
2.63%, 9/24/2018	5,000,000	5,139,731
Huntington National Bank:
1.30%, 11/20/2016	2,356,000	2,356,828
1.35%, 8/2/2016	2,302,000	2,308,938
1.38%, 4/24/2017	2,575,000	2,569,154
1.70%, 2/26/2018	3,700,000	3,711,878
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	8,565,000	8,649,890
3.88%, 1/16/2018	5,650,000	5,899,571
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	2,000,000	2,191,926
6.00%, 10/1/2017	17,450,000	19,298,454
KeyBank NA 1.10%, 11/25/2016	1,635,000	1,633,210
KeyBank NA/Cleveland OH 1.65%, 2/1/2018	5,974,000	5,989,943
Lloyds Bank PLC:
1.75%, 3/16/2018	4,900,000	4,913,642
4.20%, 3/28/2017	2,860,000	3,022,140
Manufacturers & Traders Trust Co.:
1.25%, 1/30/2017	3,677,000	3,675,195
1.40%, 7/25/2017	4,250,000	4,246,408
1.45%, 3/7/2018	4,000,000	3,981,368
5.63%, 12/1/2021 (c)	300,000	309,957
MUFG Americas Holdings Corp. 1.63%, 2/9/2018	1,000,000	999,779
MUFG Capital Finance 1, Ltd. 6.35%, 7/29/2049 (c)	11,932,000	12,528,599
MUFG Union Bank NA:
1.50%, 9/26/2016	4,426,000	4,450,158
2.13%, 6/16/2017	3,050,000	3,090,761
3.00%, 6/6/2016	5,200,000	5,321,278
5.95%, 5/11/2016	560,000	589,539
National Australia Bank/New York:
1.30%, 7/25/2016 (b)	1,750,000	1,761,272
2.75%, 3/9/2017	4,475,000	4,609,528
National Bank of Canada 1.45%, 11/7/2017	3,571,000	3,556,766
National City Bank:
5.25%, 12/15/2016	1,110,000	1,182,394
5.80%, 6/7/2017	1,650,000	1,797,435
PNC Bank NA:
1.13%, 1/27/2017	5,140,000	5,134,255
1.15%, 11/1/2016	5,271,000	5,277,507
1.30%, 10/3/2016	3,116,000	3,129,748
1.50%, 10/18/2017	3,800,000	3,803,028
1.50%, 2/23/2018	4,450,000	4,461,852
2.25%, 7/2/2019	2,150,000	2,175,192
6.00%, 12/7/2017	1,000,000	1,111,823
PNC Funding Corp.:
2.70%, 9/19/2016	5,926,000	6,053,612
5.25%, 11/15/2015	3,077,000	3,157,719
5.63%, 2/1/2017	750,000	805,624
Royal Bank of Canada:
1.20%, 1/23/2017 (b)	7,100,000	7,121,963
1.25%, 6/16/2017	8,450,000	8,468,894
1.40%, 10/13/2017	5,000,000	5,014,035
1.45%, 9/9/2016	4,150,000	4,183,922
1.50%, 1/16/2018 (b)	5,800,000	5,827,995
2.30%, 7/20/2016	4,700,000	4,790,732
2.88%, 4/19/2016	3,865,000	3,954,549
Royal Bank of Scotland PLC 1.88%, 3/31/2017	4,200,000	4,209,687
Santander Bank NA 2.00%, 1/12/2018	4,300,000	4,305,250
Societe Generale SA 2.75%, 10/12/2017	6,100,000	6,263,019
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017 (b)	3,450,000	3,445,943
1.35%, 7/11/2017	7,130,000	7,095,471
1.45%, 7/19/2016	1,850,000	1,859,116
1.75%, 1/16/2018	2,650,000	2,659,119
1.80%, 7/18/2017	5,500,000	5,523,802
SunTrust Bank/Atlanta GA 1.35%, 2/15/2017	1,500,000	1,501,930
SunTrust Banks, Inc.:
3.50%, 1/20/2017 (b)	3,210,000	3,335,985
3.60%, 4/15/2016	7,203,000	7,380,198
6.00%, 9/11/2017	3,287,000	3,631,737

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Svenska Handelsbanken AB:
1.63%, 3/21/2018 (b)	$5,000,000	$5,013,292
2.88%, 4/4/2017	2,350,000	2,428,494
3.13%, 7/12/2016	5,500,000	5,654,917
Toronto-Dominion Bank:
1.13%, 5/2/2017	5,515,000	5,513,630
1.40%, 4/30/2018	1,000,000	999,603
1.50%, 9/9/2016 (b)	2,022,000	2,040,551
1.63%, 3/13/2018	5,000,000	5,039,173
2.38%, 10/19/2016 (b)	10,450,000	10,696,977
2.50%, 7/14/2016	5,141,000	5,255,443
US Bancorp:
1.65%, 5/15/2017	4,600,000	4,659,541
2.20%, 11/15/2016	1,221,000	1,245,970
3.44%, 2/1/2016	3,600,000	3,672,216
US Bank NA:
1.10%, 1/30/2017	5,900,000	5,924,808
1.35%, 1/26/2018	3,500,000	3,502,515
1.38%, 9/11/2017	5,200,000	5,220,283
3.78%, 4/29/2020 (c)	2,250,000	2,254,064
Vesey Street Investment Trust I 4.40%, 9/1/2016	5,775,000	6,025,178
Wachovia Corp.:
5.63%, 10/15/2016	5,786,000	6,165,373
5.75%, 6/15/2017	9,269,000	10,182,580
5.75%, 2/1/2018	8,444,000	9,432,384
Wells Fargo & Co.:
1.15%, 6/2/2017	7,200,000	7,201,979
1.25%, 7/20/2016	6,492,000	6,516,548
1.40%, 9/8/2017	8,200,000	8,228,032
1.50%, 1/16/2018	9,100,000	9,128,975
2.10%, 5/8/2017	8,006,000	8,170,756
2.15%, 1/15/2019 (b)	1,000,000	1,011,803
2.63%, 12/15/2016	7,592,000	7,799,146
3.68%, 6/15/2016	12,723,000	13,139,877
5.13%, 9/15/2016	3,835,000	4,056,861
5.63%, 12/11/2017	14,643,000	16,261,876
6.00%, 11/15/2017	5,675,000	6,335,829
Wells Fargo Bank NA 5.75%, 5/16/2016	4,400,000	4,637,923
Westpac Banking Corp.:
1.05%, 11/25/2016	2,300,000	2,302,736
1.20%, 5/19/2017 (b)	4,521,000	4,516,527
1.50%, 12/1/2017	6,600,000	6,603,920
1.60%, 1/12/2018	4,500,000	4,511,798
2.00%, 8/14/2017	7,000,000	7,104,564

		800,547,291

BEVERAGES — 2.2%
Anheuser-Busch Cos. LLC:
5.05%, 10/15/2016	2,130,000	2,268,953
5.50%, 1/15/2018	1,718,000	1,911,805
5.60%, 3/1/2017	1,402,000	1,524,763
Anheuser-Busch InBev Finance, Inc.:
1.13%, 1/27/2017	4,265,000	4,286,386
1.25%, 1/17/2018	4,513,000	4,511,360
Anheuser-Busch InBev Worldwide, Inc. 1.38%, 7/15/2017	12,000,000	12,072,441
Beam Suntory, Inc. 1.88%, 5/15/2017	924,000	933,587
Bottling Group LLC 5.50%, 4/1/2016	5,965,000	6,258,624
Brown-Forman Corp. 1.00%, 1/15/2018	1,054,000	1,044,415
Coca-Cola Co.:
0.75%, 11/1/2016	1,867,000	1,869,730
1.15%, 4/1/2018 (b)	7,000,000	6,993,190
1.65%, 3/14/2018	2,000,000	2,029,933
1.80%, 9/1/2016 (b)	5,650,000	5,740,906
Coca-Cola Enterprises, Inc. 2.00%, 8/19/2016	950,000	961,217
Diageo Capital PLC:
0.63%, 4/29/2016	2,435,000	2,432,859
1.50%, 5/11/2017	5,200,000	5,250,132
5.50%, 9/30/2016	2,835,000	3,029,523
5.75%, 10/23/2017	6,890,000	7,630,868
Molson Coors Brewing Co. 2.00%, 5/1/2017	2,350,000	2,377,049
PepsiAmericas, Inc. 5.00%, 5/15/2017 (b)	20,000	21,628
PepsiCo, Inc.:
0.95%, 2/22/2017	3,035,000	3,038,007
1.25%, 8/13/2017 (b)	4,000,000	4,015,183
2.50%, 5/10/2016	4,575,000	4,659,252
5.00%, 6/1/2018	1,250,000	1,383,428

		86,245,239

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.25%, 5/22/2017	4,780,000	4,779,279
2.13%, 5/15/2017	8,200,000	8,350,282
2.30%, 6/15/2016	3,395,000	3,445,396
2.50%, 11/15/2016	5,075,000	5,192,450
5.85%, 6/1/2017	3,450,000	3,783,682
Biogen, Inc. 6.88%, 3/1/2018	4,000,000	4,579,977
Celgene Corp. 1.90%, 8/15/2017	760,000	768,707
Gilead Sciences, Inc. 3.05%, 12/1/2016	3,247,000	3,361,818

		34,261,591

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	6,665,000	7,122,115

CAPITAL MARKETS — 4.8%
Astoria Financial Corp. 5.00%, 6/19/2017 (b)	1,900,000	2,014,053
Bank of New York Mellon Corp.:
1.97%, 6/20/2017	2,800,000	2,831,788
2.30%, 7/28/2016	633,000	645,428
2.30%, 9/11/2019	3,500,000	3,554,535
Bear Stearns Cos. LLC:
5.55%, 1/22/2017	6,970,000	7,464,193
6.40%, 10/2/2017	11,529,000	12,870,199
7.25%, 2/1/2018	8,023,000	9,224,522
BNY Mellon NA 5.45%, 4/1/2016	1,783,000	1,869,880
Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	13,149,000	13,404,647
5.63%, 1/15/2017	12,625,000	13,485,549
5.75%, 10/1/2016	6,650,000	7,092,605

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.95%, 1/18/2018	$15,296,000	$17,040,451
6.15%, 4/1/2018	1,066,000	1,199,732
6.25%, 9/1/2017 (b)	13,863,000	15,372,008
HSBC USA, Inc.:
1.30%, 6/23/2017	2,000,000	2,004,946
1.63%, 1/16/2018	4,200,000	4,207,042
Janus Capital Group, Inc. 6.70%, 6/15/2017 (b)	1,000,000	1,099,575
Morgan Stanley:
1.88%, 1/5/2018	9,200,000	9,234,891
3.80%, 4/29/2016	11,000,000	11,310,428
4.75%, 3/22/2017	10,325,000	10,984,533
5.45%, 1/9/2017	10,075,000	10,776,070
5.55%, 4/27/2017	8,175,000	8,829,272
5.75%, 10/18/2016	7,203,000	7,685,805
5.95%, 12/28/2017	9,565,000	10,606,457
6.25%, 8/28/2017	7,100,000	7,850,580

		192,659,189

CHEMICALS — 0.9%
Air Products & Chemicals, Inc.:
1.20%, 10/15/2017	2,975,000	2,974,479
2.00%, 8/2/2016	195,000	198,137
Airgas, Inc.:
1.65%, 2/15/2018	734,000	732,293
2.95%, 6/15/2016	2,158,000	2,201,009
Cabot Corp.:
2.55%, 1/15/2018	1,770,000	1,811,610
5.00%, 10/1/2016	169,000	177,852
E.I. du Pont de Nemours & Co.:
2.75%, 4/1/2016	1,898,000	1,939,450
5.25%, 12/15/2016	918,000	985,311
Eastman Chemical Co. 2.40%, 6/1/2017 (b)	3,900,000	3,978,124
Ecolab, Inc.:
1.45%, 12/8/2017	2,170,000	2,168,451
1.55%, 1/12/2018	3,000,000	3,001,355
3.00%, 12/8/2016	5,424,000	5,594,999
Monsanto Co.:
1.15%, 6/30/2017 (b)	1,600,000	1,602,581
2.75%, 4/15/2016	2,100,000	2,141,024
Potash Corp. of Saskatchewan, Inc. 3.25%, 12/1/2017	435,000	455,555
Praxair, Inc.:
1.05%, 11/7/2017	336,000	334,653
5.20%, 3/15/2017	945,000	1,021,534
Rohm & Haas Co. 6.00%, 9/15/2017	2,001,000	2,215,382
RPM International, Inc. 6.50%, 2/15/2018	25,000	27,914
Sherwin-Williams Co. 1.35%, 12/15/2017	1,100,000	1,098,336

		34,660,049

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Affiliated Computer Services, Inc. 5.20%, 6/1/2015	2,065,000	2,079,430
Board Of Trustees Of The Leland Stanford Junior University 4.25%, 5/1/2016	531,000	551,265
Equifax, Inc. 6.30%, 7/1/2017	200,000	220,560
Pitney Bowes, Inc. 5.75%, 9/15/2017	1,003,000	1,092,504
Waste Management, Inc. 2.60%, 9/1/2016	1,950,000	1,993,578
Western Union Co.:
2.38%, 12/10/2015	1,100,000	1,109,264
2.88%, 12/10/2017 (b)	3,000,000	3,063,889
5.93%, 10/1/2016	5,519,000	5,879,711

		15,990,201

COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.:
1.10%, 3/3/2017	11,025,000	11,090,696
3.15%, 3/14/2017	3,200,000	3,343,694
4.95%, 2/15/2019	625,000	701,402

		15,135,792

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 1.63%, 5/8/2017	2,300,000	2,317,502

CONSUMER FINANCE — 1.4%
Caterpillar Financial Services Corp.:
1.00%, 11/25/2016	2,300,000	2,308,012
1.00%, 3/3/2017	4,092,000	4,100,011
1.25%, 8/18/2017	8,300,000	8,325,841
1.25%, 11/6/2017	5,000,000	4,999,097
1.35%, 9/6/2016	2,400,000	2,421,581
1.63%, 6/1/2017	575,000	579,999
2.05%, 8/1/2016	4,375,000	4,446,957
5.85%, 9/1/2017	218,000	241,813
Discover Financial Services 6.45%, 6/12/2017	3,000,000	3,305,478
John Deere Capital Corp.:
1.05%, 10/11/2016	3,000,000	3,014,239
1.05%, 12/15/2016	3,280,000	3,292,911
1.13%, 6/12/2017	5,300,000	5,313,542
1.20%, 10/10/2017	1,049,000	1,049,338
1.40%, 3/15/2017	2,900,000	2,917,514
1.55%, 12/15/2017	6,000,000	6,057,738
1.85%, 9/15/2016 (b)	1,974,000	2,005,172
2.00%, 1/13/2017	500,000	510,359
2.25%, 6/7/2016	2,330,000	2,371,448
2.80%, 9/18/2017	35,000	36,349

		57,297,399

DIVERSIFIED FINANCIAL SERVICES — 20.2%
Air Lease Corp.:
2.13%, 1/15/2018	2,000,000	1,986,121
4.50%, 1/15/2016	1,400,000	1,429,750
5.63%, 4/1/2017	4,708,000	5,040,296
American Express Co.:
5.50%, 9/12/2016	1,234,000	1,310,686
6.15%, 8/28/2017	8,800,000	9,775,949
6.80%, 9/1/2066 (c)	4,250,000	4,462,500
7.00%, 3/19/2018	8,128,000	9,373,407
American Express Credit Corp.:
1.13%, 6/5/2017	7,700,000	7,691,392
1.30%, 7/29/2016	5,350,000	5,374,137
1.55%, 9/22/2017	3,480,000	3,496,291
2.38%, 3/24/2017	6,050,000	6,199,869
2.80%, 9/19/2016	13,400,000	13,764,756

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

American Honda Finance Corp.:
1.13%, 10/7/2016 (b)	$4,868,000	$4,894,964
1.20%, 7/14/2017	2,200,000	2,201,625
1.50%, 3/13/2018	4,000,000	4,019,240
1.55%, 12/11/2017	5,500,000	5,541,076
Ameriprise Financial, Inc. 7.52%, 6/1/2066 (c)(d)	2,057,000	2,149,565
Bank of America Corp.:
1.35%, 11/21/2016	2,181,000	2,184,272
1.70%, 8/25/2017	4,275,000	4,289,327
2.00%, 1/11/2018	13,244,000	13,321,369
3.75%, 7/12/2016	12,028,000	12,415,353
3.88%, 3/22/2017	5,824,000	6,097,169
5.42%, 3/15/2017	4,855,000	5,180,820
5.63%, 10/14/2016	7,291,000	7,768,201
5.70%, 5/2/2017	3,666,000	3,943,519
5.75%, 8/15/2016	5,460,000	5,784,903
5.75%, 12/1/2017	18,000,000	19,839,161
6.00%, 9/1/2017	11,750,000	12,939,067
6.05%, 5/16/2016	9,250,000	9,722,171
6.50%, 8/1/2016	15,514,000	16,585,812
6.88%, 4/25/2018	100,000	114,323
7.80%, 9/15/2016	2,862,000	3,126,851
Bank of America NA:
1.13%, 11/14/2016	6,430,000	6,431,837
1.25%, 2/14/2017	4,900,000	4,903,868
5.30%, 3/15/2017	9,847,000	10,524,536
6.10%, 6/15/2017	5,170,000	5,648,789
BlackRock, Inc. 6.25%, 9/15/2017	3,300,000	3,692,902
Boeing Capital Corp. 2.13%, 8/15/2016	1,709,000	1,740,924
BP Capital Markets PLC 3.20%, 3/11/2016	7,987,000	8,171,785
Capital One Bank USA NA:
1.15%, 11/21/2016	3,804,000	3,791,267
1.20%, 2/13/2017	3,895,000	3,882,324
1.30%, 6/5/2017	2,700,000	2,686,907
Capital One Financial Corp.:
3.15%, 7/15/2016	3,410,000	3,496,660
6.15%, 9/1/2016	4,500,000	4,794,982
6.75%, 9/15/2017	319,000	357,522
Capital One NA 1.50%, 9/5/2017	4,600,000	4,582,870
Charles Schwab Corp. 1.50%, 3/10/2018	5,000,000	5,030,345
Citigroup, Inc.:
1.30%, 4/1/2016	5,725,000	5,744,498
1.30%, 11/15/2016	3,950,000	3,949,544
1.35%, 3/10/2017	4,928,000	4,917,932
1.55%, 8/14/2017	5,780,000	5,772,340
1.70%, 7/25/2016	3,400,000	3,424,037
1.80%, 2/5/2018	11,000,000	11,005,040
1.85%, 11/24/2017	11,000,000	11,040,465
3.95%, 6/15/2016	6,747,000	6,976,236
4.45%, 1/10/2017	12,307,000	12,949,888
5.50%, 2/15/2017	6,303,000	6,745,172
5.85%, 8/2/2016	6,920,000	7,334,909
6.00%, 8/15/2017	7,800,000	8,584,650
6.13%, 11/21/2017	16,760,000	18,653,071
Countrywide Financial Corp. 6.25%, 5/15/2016	5,250,000	5,528,976
Credit Suisse USA, Inc.:
5.38%, 3/2/2016	3,700,000	3,853,791
5.85%, 8/16/2016	2,500,000	2,661,327
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	5,465,000	5,473,943
1.68%, 9/8/2017	5,200,000	5,195,906
1.70%, 5/9/2016	6,450,000	6,481,247
1.72%, 12/6/2017	3,335,000	3,326,026
2.38%, 1/16/2018	7,200,000	7,319,409
3.00%, 6/12/2017	10,150,000	10,449,459
3.98%, 6/15/2016	4,550,000	4,692,375
4.21%, 4/15/2016	3,800,000	3,919,328
4.25%, 2/3/2017	5,900,000	6,197,836
6.63%, 8/15/2017	5,750,000	6,390,316
8.00%, 12/15/2016	9,800,000	10,875,943
Franklin Resources, Inc. 1.38%, 9/15/2017	500,000	501,422
General Electric Capital Corp.:
1.25%, 5/15/2017	5,300,000	5,322,656
1.50%, 7/12/2016	4,998,000	5,048,422
1.60%, 11/20/2017	4,800,000	4,848,781
2.30%, 4/27/2017	10,600,000	10,869,327
2.45%, 3/15/2017	2,225,000	2,289,202
2.90%, 1/9/2017 (b)	7,300,000	7,561,702
2.95%, 5/9/2016	7,175,000	7,351,889
3.35%, 10/17/2016	5,900,000	6,127,031
5.38%, 10/20/2016 (b)	5,856,000	6,256,610
5.40%, 2/15/2017	7,822,000	8,465,247
5.63%, 9/15/2017	17,095,000	18,894,905
6.38%, 11/15/2067 (c)	12,000,000	12,990,000
International Lease Finance Corp. 6.75%, 9/1/2016 (b)(e)	7,950,000	8,426,999
JPMorgan Chase & Co.:
1.35%, 2/15/2017	11,450,000	11,480,184
1.70%, 3/1/2018	22,735,000	22,789,504
1.80%, 1/25/2018 (b)	4,800,000	4,819,286
2.00%, 8/15/2017	11,250,000	11,410,320
3.15%, 7/5/2016	18,620,000	19,094,901
3.45%, 3/1/2016	4,875,000	4,986,533
6.00%, 1/15/2018	13,791,000	15,385,914
6.13%, 6/27/2017 (b)	8,819,000	9,681,259
Merrill Lynch & Co., Inc. 6.40%, 8/28/2017	12,844,000	14,263,283
Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	1,200,000	1,312,087
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	2,900,000	2,897,019
5.45%, 4/10/2017	2,500,000	2,710,510
5.45%, 2/1/2018	19,000	21,072
Nomura Holdings, Inc. 2.00%, 9/13/2016 (b)	6,705,000	6,766,679
NYSE Holdings LLC 2.00%, 10/5/2017	4,279,000	4,338,207
ORIX Corp.:
3.75%, 3/9/2017	3,000,000	3,118,130
4.71%, 4/27/2015	4,696,000	4,706,810
PACCAR Financial Corp.:
0.75%, 5/16/2016	1,250,000	1,252,000

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.15%, 8/16/2016	$2,000,000	$2,010,728
1.45%, 3/9/2018	3,000,000	3,018,717
Raymond James Financial, Inc. 4.25%, 4/15/2016	2,900,000	2,987,769
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016	3,585,000	3,698,806
Synchrony Financial 1.88%, 8/15/2017	3,935,000	3,936,573
Toyota Motor Credit Corp.:
0.80%, 5/17/2016	2,820,000	2,824,521
1.13%, 5/16/2017	4,525,000	4,535,238
1.25%, 10/5/2017	12,568,000	12,599,957
1.38%, 1/10/2018	500,000	501,927
1.75%, 5/22/2017	4,375,000	4,442,751
2.00%, 9/15/2016	7,310,000	7,451,977
2.05%, 1/12/2017 (b)	4,110,000	4,192,767
2.10%, 1/17/2019	4,000,000	4,069,479
UBS AG of Stamford, CT:
1.38%, 8/14/2017	4,950,000	4,934,826
1.80%, 3/26/2018	3,375,000	3,386,440
5.75%, 4/25/2018	5,000,000	5,586,122
5.88%, 7/15/2016	4,850,000	5,125,702
5.88%, 12/20/2017	12,817,000	14,230,290

		806,747,605

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.:
1.40%, 12/1/2017	10,650,000	10,570,564
1.60%, 2/15/2017	5,850,000	5,867,523
1.70%, 6/1/2017	5,692,000	5,711,659
2.40%, 8/15/2016	4,600,000	4,677,590
2.95%, 5/15/2016	7,700,000	7,862,132
5.50%, 2/1/2018	15,300,000	16,841,724
British Telecommunications PLC:
1.25%, 2/14/2017	2,400,000	2,399,683
1.63%, 6/28/2016	1,543,000	1,553,775
5.95%, 1/15/2018	5,950,000	6,647,318
Qwest Corp. 6.50%, 6/1/2017 (b)	1,490,000	1,612,925
Verizon Communications, Inc.:
1.10%, 11/1/2017	1,300,000	1,285,989
1.35%, 6/9/2017	9,400,000	9,394,501
2.00%, 11/1/2016	6,243,000	6,345,061
2.50%, 9/15/2016	12,630,000	12,901,762
5.50%, 2/15/2018	4,700,000	5,200,847

		98,873,053

ELECTRIC UTILITIES — 2.9%
Ameren Illinois Co. 6.13%, 11/15/2017	850,000	952,170
American Electric Power Co, Inc. 1.65%, 12/15/2017	4,500,000	4,516,473
Appalachian Power Co. 5.00%, 6/1/2017	840,000	903,233
Arizona Public Service Co. 6.25%, 8/1/2016	600,000	641,966
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	1,224,000	1,310,084
Berkshire Hathaway Energy Co. 1.10%, 5/15/2017 (b)	1,407,000	1,402,678
Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	415,000	479,349
CMS Energy Corp.:
5.05%, 2/15/2018 (b)	1,254,000	1,371,505
6.55%, 7/17/2017 (b)	843,000	939,918
Commonwealth Edison Co.:
1.95%, 9/1/2016	745,000	754,579
5.80%, 3/15/2018	1,050,000	1,185,477
5.95%, 8/15/2016	2,822,000	3,012,790
6.15%, 9/15/2017	1,418,000	1,583,413
Consolidated Edison Co. of New York, Inc.:
5.30%, 12/1/2016	1,500,000	1,605,366
5.50%, 9/15/2016	515,000	548,891
Consumers Energy Co. 5.15%, 2/15/2017 (b)	1,964,000	2,107,286
Dayton Power & Light Co. 1.88%, 9/15/2016	2,100,000	2,120,176
Dominion Gas Holdings LLC 1.05%, 11/1/2016	1,900,000	1,900,384
Dominion Resources, Inc.:
1.25%, 3/15/2017	7,115,000	7,116,774
1.40%, 9/15/2017 (b)	950,000	949,154
1.95%, 8/15/2016	1,907,000	1,932,746
7.50%, 6/30/2066 (c)	2,435,000	2,544,575
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	1,800,000	1,828,380
5.25%, 1/15/2018	1,500,000	1,659,857
Duke Energy Corp.:
1.63%, 8/15/2017	4,893,000	4,939,521
2.15%, 11/15/2016	3,577,000	3,656,591
Duke Energy Indiana, Inc. 6.05%, 6/15/2016	759,000	803,791
Edison International 3.75%, 9/15/2017 (b)	2,855,000	3,018,728
Entergy Corp. 4.70%, 1/15/2017	3,235,000	3,387,551
Exelon Generation Co. LLC 6.20%, 10/1/2017 (b)	3,200,000	3,540,456
Florida Power & Light Co. 5.55%, 11/1/2017	962,000	1,066,121
Georgia Power Co. 3.00%, 4/15/2016	5,000,000	5,118,456
Jersey Central Power & Light Co.:
5.63%, 5/1/2016	2,126,000	2,222,048
5.65%, 6/1/2017	1,260,000	1,368,018
Mississippi Power Co. 2.35%, 10/15/2016	1,956,000	1,990,885
NextEra Energy Capital Holdings, Inc.:
6.35%, 10/1/2066 (b)(c)	2,750,000	2,722,500
7.30%, 9/1/2067 (b)(c)	1,140,000	1,208,400
Nisource Finance Corp.:
5.25%, 9/15/2017	1,600,000	1,745,856
6.40%, 3/15/2018	4,000,000	4,547,946
NSTAR Electric Co. 5.63%, 11/15/2017	81,000	89,587
Ohio Power Co. 6.00%, 6/1/2016	512,000	541,568
Oncor Electric Delivery Co. LLC 5.00%, 9/30/2017	1,808,000	1,970,121
Pacific Gas & Electric Co. 5.63%, 11/30/2017	4,031,000	4,460,522

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Peco Energy Co. 1.20%, 10/15/2016	$2,255,000	$2,258,877
Pennsylvania Electric Co. 6.05%, 9/1/2017	990,000	1,088,875
PSEG Power LLC 2.75%, 9/15/2016	2,712,000	2,778,139
Sierra Pacific Power Co. 6.00%, 5/15/2016	3,377,000	3,563,858
Southern California Edison Co. 1.13%, 5/1/2017	2,000,000	2,002,792
Southern Co.:
1.30%, 8/15/2017	3,900,000	3,899,351
1.95%, 9/1/2016	2,484,000	2,523,907
Southwestern Electric Power Co.:
5.55%, 1/15/2017	1,179,000	1,264,312
5.88%, 3/1/2018	300,000	334,098
Xcel Energy, Inc.:
0.75%, 5/9/2016	3,577,000	3,572,794
5.61%, 4/1/2017	80,000	86,762

		115,139,655

ELECTRICAL EQUIPMENT — 0.1%
Jabil Circuit, Inc. 7.75%, 7/15/2016	3,556,000	3,809,663
Roper Industries, Inc. 1.85%, 11/15/2017	23,000	23,143
Thermo Fisher Scientific, Inc. 1.85%, 1/15/2018	1,165,000	1,168,681

		5,001,487

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. 1.55%, 9/15/2017	1,550,000	1,547,878
Arrow Electronics, Inc. 3.00%, 3/1/2018	1,000,000	1,027,237
Avnet, Inc.:
6.00%, 9/1/2015	999,000	1,018,813
6.63%, 9/15/2016	90,000	96,403
Corning, Inc. 1.45%, 11/15/2017	300,000	298,794
Emerson Electric Co. 5.38%, 10/15/2017	25,000	27,564
FLIR Systems, Inc. 3.75%, 9/1/2016	2,335,000	2,404,788
Tech Data Corp. 3.75%, 9/21/2017	3,000,000	3,088,836

		9,510,313

ENERGY EQUIPMENT & SERVICES — 0.2%
Cameron International Corp. 1.40%, 6/15/2017	1,800,000	1,770,789
Halliburton Co. 1.00%, 8/1/2016	1,960,000	1,959,814
Nabors Industries, Inc. 2.35%, 9/15/2016	3,575,000	3,539,250
National Oilwell Varco, Inc. 1.35%, 12/1/2017 (b)	810,000	805,633

		8,075,486

FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp. 5.50%, 3/15/2017	4,778,000	5,210,212
CVS Health Corp.:
1.20%, 12/5/2016	3,911,000	3,928,072
5.75%, 6/1/2017	6,431,000	7,061,114
6.13%, 8/15/2016	49,000	52,443
Kroger Co. 6.40%, 8/15/2017	2,350,000	2,616,914
Sysco Corp. 1.45%, 10/2/2017	2,140,000	2,152,784
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016	3,150,000	3,156,229
1.00%, 4/21/2017	1,700,000	1,708,410
1.13%, 4/11/2018	5,000,000	5,004,733
2.80%, 4/15/2016	4,000,000	4,097,020
5.38%, 4/5/2017	3,398,000	3,705,597
5.80%, 2/15/2018	6,025,000	6,817,313
Walgreen Co. 1.80%, 9/15/2017	6,519,000	6,585,345

		52,096,186

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.:
5.45%, 3/15/2018	300,000	333,826
8.38%, 4/15/2017	1,903,000	2,176,893
Bunge Ltd. Finance Corp.:
3.20%, 6/15/2017	3,856,000	3,971,563
4.10%, 3/15/2016	3,453,000	3,542,602
5.10%, 7/15/2015	2,286,000	2,312,684
Campbell Soup Co. 3.05%, 7/15/2017 (b)	1,600,000	1,655,319
ConAgra Foods, Inc.:
1.90%, 1/25/2018	4,930,000	4,925,495
5.82%, 6/15/2017 (b)	4,000,000	4,354,426
General Mills, Inc.:
1.40%, 10/20/2017	2,080,000	2,080,153
5.70%, 2/15/2017	5,325,000	5,766,511
Hershey Co. 1.50%, 11/1/2016	50,000	50,481
Ingredion, Inc. 1.80%, 9/25/2017	3,120,000	3,112,691
JM Smucker Co. 1.75%, 3/15/2018 (e)	2,730,000	2,749,411
Kellogg Co.:
1.75%, 5/17/2017	2,092,000	2,110,495
1.88%, 11/17/2016	375,000	379,936
4.45%, 5/30/2016	4,094,000	4,256,644
Kraft Foods Group, Inc. 2.25%, 6/5/2017	6,477,000	6,593,648
Kroger Co.:
1.20%, 10/17/2016	2,240,000	2,243,180
2.20%, 1/15/2017	1,050,000	1,067,453
Mondelez International, Inc. 4.13%, 2/9/2016	5,020,000	5,155,309
Tyson Foods, Inc. 6.60%, 4/1/2016	4,313,000	4,550,189
Unilever Capital Corp. 0.85%, 8/2/2017	2,900,000	2,891,509

		66,280,418

GAS UTILITIES — 0.0% (a)
Atmos Energy Corp. 6.35%, 6/15/2017	15,000	16,622

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Baxter International, Inc.:
0.95%, 6/1/2016	$2,525,000	$2,526,252
1.85%, 1/15/2017	1,725,000	1,748,553
5.90%, 9/1/2016	3,950,000	4,229,863
Becton Dickinson and Co.:
1.75%, 11/8/2016	2,150,000	2,173,954
1.80%, 12/15/2017	8,111,000	8,171,561
Boston Scientific Corp.:
5.13%, 1/12/2017	1,440,000	1,529,848
6.40%, 6/15/2016	5,002,000	5,299,377
C.R. Bard, Inc. 1.38%, 1/15/2018	2,500,000	2,485,844
CareFusion Corp. 1.45%, 5/15/2017	1,750,000	1,747,917
Covidien International Finance SA 6.00%, 10/15/2017	5,000,000	5,546,907
DENTSPLY International, Inc. 2.75%, 8/15/2016	3,000,000	3,056,599
Medtronic, Inc.:
0.88%, 2/27/2017	700,000	699,577
1.50%, 3/15/2018 (e)	5,855,000	5,881,520
Stryker Corp. 2.00%, 9/30/2016 (b)	3,558,000	3,617,305
Zimmer Holdings, Inc.:
1.45%, 4/1/2017	2,700,000	2,707,591
2.00%, 4/1/2018	2,920,000	2,942,670

		54,365,338

HEALTH CARE PROVIDERS & SERVICES — 1.2%
Aetna, Inc.:
1.50%, 11/15/2017	1,300,000	1,304,624
1.75%, 5/15/2017	1,325,000	1,341,592
AmerisourceBergen Corp. 1.15%, 5/15/2017	2,745,000	2,735,429
Anthem, Inc.:
1.88%, 1/15/2018	2,950,000	2,967,742
2.38%, 2/15/2017	2,325,000	2,372,065
5.88%, 6/15/2017	2,650,000	2,897,075
Cardinal Health, Inc.:
1.70%, 3/15/2018	146,000	146,491
1.90%, 6/15/2017	1,373,000	1,391,535
CIGNA Corp.:
2.75%, 11/15/2016 (b)	3,211,000	3,311,504
5.38%, 3/15/2017	901,000	974,270
Coventry Health Care, Inc. 5.95%, 3/15/2017	3,219,000	3,516,458
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017 (b)	1,925,000	1,949,426
3.13%, 5/15/2016	2,250,000	2,300,484
Quest Diagnostics, Inc.:
3.20%, 4/1/2016 (b)	1,950,000	1,991,460
5.45%, 11/1/2015	1,900,000	1,954,549
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	1,400,000	1,411,294
1.40%, 12/15/2017	4,500,000	4,533,827
1.88%, 11/15/2016	2,050,000	2,084,208
6.00%, 6/15/2017	2,585,000	2,857,993
6.00%, 2/15/2018	5,235,000	5,916,360

		47,958,386

HOTELS, RESTAURANTS & LEISURE — 0.7%
Carnival Corp. 1.88%, 12/15/2017	2,500,000	2,494,598
Hyatt Hotels Corp. 3.88%, 8/15/2016	1,555,000	1,608,912
Marriott International, Inc. 6.20%, 6/15/2016 (b)	2,044,000	2,168,283
McDonald’s Corp.:
5.30%, 3/15/2017	1,708,000	1,850,669
5.35%, 3/1/2018	6,250,000	6,956,270
5.80%, 10/15/2017	2,745,000	3,057,100
Starbucks Corp.:
0.88%, 12/5/2016	2,202,000	2,197,902
6.25%, 8/15/2017	550,000	613,289
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	557,000	561,059
2.95%, 3/1/2017	3,080,000	3,146,008
6.00%, 12/1/2016	2,550,000	2,724,694
Yum! Brands, Inc. 6.25%, 4/15/2016	1,431,000	1,507,570

		28,886,354

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.:
1.35%, 3/1/2017	1,500,000	1,504,048
1.65%, 11/1/2017	1,500,000	1,507,309

		3,011,357

HOUSEHOLD PRODUCTS — 0.3%
Clorox Co. 5.95%, 10/15/2017	3,000,000	3,334,748
Kimberly-Clark Corp. 6.13%, 8/1/2017	2,970,000	3,314,500
Procter & Gamble Co.:
0.75%, 11/4/2016	706,000	707,038
1.45%, 8/15/2016	4,910,000	4,961,070
1.90%, 11/1/2019	50,000	50,603

		12,367,959

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 1.90%, 6/3/2017	3,325,000	3,299,937

INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.:
1.00%, 6/26/2017	2,200,000	2,207,923
1.38%, 9/29/2016	4,036,000	4,079,026
Cooper US, Inc. 6.10%, 7/1/2017	120,000	132,145
Eaton Corp. 5.30%, 3/15/2017	22,000	23,735
GE Capital Trust I 6.38%, 11/15/2067 (c)	1,050,000	1,136,625
General Electric Co. 5.25%, 12/6/2017 (b)	18,000,000	19,873,287
Koninklijke Philips NV 5.75%, 3/11/2018	1,595,000	1,785,449
Pentair Finance SA 1.88%, 9/15/2017	1,217,000	1,218,976

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Tyco Electronics Group SA 6.55%, 10/1/2017	$5,000,000	$5,607,191

		36,064,357

INSURANCE — 2.9%
ACE INA Holdings, Inc.:
5.70%, 2/15/2017	2,489,000	2,702,642
5.80%, 3/15/2018	258,000	290,088
Aflac, Inc. 2.65%, 2/15/2017	825,000	849,295
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	116,000	125,220
Allstate Corp. 6.13%, 5/15/2067 (c)(d)	1,648,000	1,738,640
American International Group, Inc.:
5.60%, 10/18/2016	651,000	695,223
5.85%, 1/16/2018	13,450,000	15,042,189
Aon Corp. 3.13%, 5/27/2016	2,213,000	2,266,696
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	4,500,000	4,515,516
1.60%, 5/15/2017	9,880,000	10,019,385
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	3,341,000	3,375,303
1.90%, 1/31/2017	4,800,000	4,893,361
2.20%, 8/15/2016	2,800,000	2,856,204
Chubb Corp. 6.38%, 3/29/2067 (c)	5,527,000	5,858,620
CNA Financial Corp. 6.50%, 8/15/2016	500,000	535,046
Fidelity National Financial, Inc. 6.60%, 5/15/2017	1,360,000	1,481,679
Hartford Financial Services Group, Inc.:
4.00%, 10/15/2017	2,750,000	2,920,131
5.38%, 3/15/2017	1,027,000	1,103,879
5.50%, 10/15/2016	800,000	850,935
Kemper Corp. 6.00%, 5/15/2017	2,900,000	3,124,866
Lincoln National Corp.:
6.05%, 4/20/2067 (c)(d)	1,000,000	950,000
7.00%, 5/17/2066 (b)(c)(d)	3,500,000	3,360,000
Marsh & McLennan Cos, Inc. 2.30%, 4/1/2017	1,150,000	1,171,114
MetLife, Inc.:
1.76%, 12/15/2017	2,800,000	2,829,799
1.90%, 12/15/2017	2,500,000	2,529,703
6.75%, 6/1/2016	4,761,000	5,080,140
Principal Financial Group, Inc. 1.85%, 11/15/2017	12,000	12,090
Progressive Corp. 6.70%, 6/15/2067 (c)(d)	4,111,000	4,357,660
Prudential Financial, Inc.:
3.00%, 5/12/2016	2,070,000	2,114,408
4.75%, 9/17/2015	1,555,000	1,582,749
6.00%, 12/1/2017	3,850,000	4,298,235
6.10%, 6/15/2017	1,050,000	1,156,134
Reinsurance Group of America, Inc.:
5.63%, 3/15/2017	206,000	222,078
6.75%, 12/15/2065 (c)(d)	2,000,000	1,950,000
StanCorp Financial Group, Inc. 6.90%, 6/1/2067 (c)	1,500,000	1,503,750
Travelers Cos., Inc.:
5.75%, 12/15/2017	2,535,000	2,831,951
6.25%, 6/20/2016	1,117,000	1,187,075
Unum Group 7.13%, 9/30/2016 (b)	4,273,000	4,633,735
Voya Financial, Inc. 2.90%, 2/15/2018	2,800,000	2,885,560
Willis North America, Inc. 6.20%, 3/28/2017 (b)	681,000	733,700
XL Group PLC 6.50%, 10/29/2049 (c)	5,025,000	4,396,875

		115,031,674

INTERNET SOFTWARE & SERVICES — 0.6%
Alibaba Group Holding, Ltd. 1.63%, 11/28/2017 (e)	4,938,000	4,941,554
Amazon.com, Inc. 1.20%, 11/29/2017 (b)	4,775,000	4,761,664
Baidu, Inc. 2.25%, 11/28/2017	4,000,000	4,034,318
eBay, Inc.:
1.35%, 7/15/2017	1,700,000	1,694,008
2.20%, 8/1/2019 (b)	3,750,000	3,745,969
Google, Inc. 2.13%, 5/19/2016 (b)	4,647,000	4,741,969

		23,919,482

IT SERVICES — 0.5%
Fidelity National Information Services, Inc. 1.45%, 6/5/2017	1,935,000	1,930,572
Fiserv, Inc.:
3.13%, 6/15/2016	1,840,000	1,884,326
6.80%, 11/20/2017	3,824,000	4,302,704
Xerox Corp.:
2.95%, 3/15/2017	1,660,000	1,705,983
6.40%, 3/15/2016	6,411,000	6,738,934
6.75%, 2/1/2017	650,000	711,378
7.20%, 4/1/2016	880,000	933,177

		18,207,074

LEISURE PRODUCTS — 0.0% (a)
Mattel, Inc. 2.50%, 11/1/2016 (b)	1,700,000	1,728,448

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	4,100,000	4,099,465
2.25%, 8/15/2016	4,116,000	4,181,568
3.20%, 3/1/2016	6,200,000	6,326,586

		14,607,619

MACHINERY — 0.6%
Caterpillar Financial Services Corp.:
1.30%, 3/1/2018	500,000	498,530
1.75%, 3/24/2017	150,000	151,530
Caterpillar, Inc.:
1.50%, 6/26/2017	3,500,000	3,535,714
5.70%, 8/15/2016	571,000	609,045
Danaher Corp. 2.30%, 6/23/2016	1,800,000	1,835,652
Eaton Corp. 1.50%, 11/2/2017	5,480,000	5,488,716

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Illinois Tool Works, Inc. 0.90%, 2/25/2017	$2,552,000	$2,552,142
John Deere Capital Corp.:
1.30%, 3/12/2018 (b)	3,000,000	3,004,919
1.35%, 1/16/2018	2,250,000	2,255,951
5.50%, 4/13/2017	276,000	301,013
Xylem, Inc. 3.55%, 9/20/2016	3,600,000	3,718,735

		23,951,947

MEDIA — 2.8%
21st Century Fox America, Inc. 8.00%, 10/17/2016	1,900,000	2,098,435
CBS Corp. 1.95%, 7/1/2017	2,000,000	2,012,871
Comcast Cable Communications LLC 8.88%, 5/1/2017	6,515,000	7,554,332
Comcast Corp.:
4.95%, 6/15/2016	3,300,000	3,463,656
5.88%, 2/15/2018	2,000,000	2,249,069
5.90%, 3/15/2016	3,757,000	3,942,460
6.30%, 11/15/2017	3,870,000	4,361,088
6.50%, 1/15/2017	4,825,000	5,293,616
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (b)	4,450,000	4,445,968
2.40%, 3/15/2017	4,945,000	5,034,567
3.13%, 2/15/2016	2,500,000	2,547,432
NBCUniversal Media LLC 2.88%, 4/1/2016	4,200,000	4,292,700
Omnicom Group, Inc. 5.90%, 4/15/2016	3,643,000	3,818,957
Scripps Networks Interactive, Inc. 2.70%, 12/15/2016	2,158,000	2,214,055
Thomson Reuters Corp.:
0.88%, 5/23/2016 (b)	2,173,000	2,168,509
1.30%, 2/23/2017	2,187,000	2,186,708
1.65%, 9/29/2017	3,300,000	3,307,482
Time Warner Cable, Inc. 5.85%, 5/1/2017	10,055,000	10,936,341
Time Warner Cos., Inc. 7.25%, 10/15/2017	1,430,000	1,631,876
Time Warner, Inc. 5.88%, 11/15/2016	5,699,000	6,139,398
Viacom, Inc.:
2.50%, 12/15/2016	4,500,000	4,601,737
3.50%, 4/1/2017	360,000	373,722
6.13%, 10/5/2017	3,000,000	3,316,617
6.25%, 4/30/2016	4,012,000	4,235,216
Walt Disney Co.:
0.88%, 5/30/2017	4,314,000	4,311,042
1.10%, 12/1/2017	5,000,000	5,005,626
1.13%, 2/15/2017	200,000	201,179
1.35%, 8/16/2016	4,000,000	4,043,383
5.63%, 9/15/2016	2,328,000	2,497,026
6.00%, 7/17/2017	1,666,000	1,854,174

		110,139,242

METALS & MINING — 1.5%
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	4,876,000	4,939,848
1.88%, 11/21/2016	2,149,000	2,184,520
5.40%, 3/29/2017	5,055,000	5,490,292
Freeport-McMoRan Copper & Gold, Inc. 2.38%, 3/15/2018 (e)	50,000	49,755
Freeport-McMoRan, Inc.:
2.15%, 3/1/2017	2,480,000	2,477,342
2.30%, 11/14/2017	4,500,000	4,482,128
2.38%, 3/15/2018 (b)	7,100,000	7,068,185
Glencore Canada Corp. 5.50%, 6/15/2017	256,000	273,755
Nucor Corp. 5.75%, 12/1/2017	1,522,000	1,694,375
Reliance Steel & Aluminum Co. 6.20%, 11/15/2016	174,000	185,439
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	4,706,000	4,732,452
1.63%, 8/21/2017 (b)	7,082,000	7,120,113
2.00%, 3/22/2017	2,450,000	2,483,932
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	2,149,000	2,187,230
2.50%, 5/20/2016	2,764,000	2,814,588
Teck Resources, Ltd.:
2.50%, 2/1/2018	1,266,000	1,256,276
3.15%, 1/15/2017	3,150,000	3,190,670
3.85%, 8/15/2017	2,000,000	2,059,111
Vale Overseas, Ltd. 6.25%, 1/23/2017	6,418,000	6,805,232

		61,495,243

MULTI-UTILITIES — 0.3%
DTE Energy Co. 6.35%, 6/1/2016 (b)	137,000	145,466
Integrys Energy Group, Inc. 6.11%, 12/1/2066 (c)	2,450,000	2,425,500
MidAmerican Energy Co. 5.95%, 7/15/2017	1,365,000	1,511,680
Sempra Energy:
2.30%, 4/1/2017	1,746,000	1,779,770
6.50%, 6/1/2016	5,706,000	6,070,596

		11,933,012

MULTILINE RETAIL — 0.5%
Macy’s Retail Holdings, Inc. 5.90%, 12/1/2016	1,529,000	1,645,167
Nordstrom, Inc. 6.25%, 1/15/2018	2,000,000	2,244,851
Target Corp.:
5.38%, 5/1/2017	2,972,000	3,243,469
5.88%, 7/15/2016	3,570,000	3,803,864
6.00%, 1/15/2018	7,250,000	8,188,026

		19,125,377

OIL, GAS & CONSUMABLE FUELS — 7.1%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	9,945,000	10,601,060
6.38%, 9/15/2017	9,770,000	10,887,117
Apache Corp.:
1.75%, 4/15/2017	2,900,000	2,919,919
5.63%, 1/15/2017	1,100,000	1,183,689
Boardwalk Pipelines LP:
5.50%, 2/1/2017	1,400,000	1,461,741
5.88%, 11/15/2016	1,350,000	1,424,006

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

BP Capital Markets PLC:
1.38%, 11/6/2017 (b)	$3,493,000	$3,487,488
1.67%, 2/13/2018	3,350,000	3,365,045
1.85%, 5/5/2017 (b)	6,950,000	7,034,330
2.24%, 5/10/2019	2,600,000	2,619,465
2.25%, 11/1/2016 (b)	1,550,000	1,580,134
Buckeye Partners LP:
2.65%, 11/15/2018	625,000	615,778
6.05%, 1/15/2018	31,000	33,568
Cameron International Corp. 1.15%, 12/15/2016	1,930,000	1,911,995
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	2,917,000	2,898,609
5.70%, 5/15/2017	5,925,000	6,415,917
5.90%, 2/1/2018	1,500,000	1,656,682
6.00%, 8/15/2016	2,100,000	2,241,012
CenterPoint Energy Resources Corp.:
6.13%, 11/1/2017	300,000	333,755
6.15%, 5/1/2016	703,000	741,065
CenterPoint Energy, Inc. 5.95%, 2/1/2017	1,300,000	1,406,986
Chevron Corp.:
0.89%, 6/24/2016 (b)	2,750,000	2,757,803
1.10%, 12/5/2017	9,500,000	9,486,735
1.35%, 11/15/2017 (b)	4,765,000	4,790,522
1.37%, 3/2/2018	10,000,000	10,037,682
ConocoPhillips 1.05%, 12/15/2017	5,600,000	5,572,203
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	4,944,000	5,307,553
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	300,000	322,888
Enbridge Energy Partners LP 5.88%, 12/15/2016	1,090,000	1,166,972
Enbridge, Inc. 5.60%, 4/1/2017	129,000	138,966
Encana Corp. 5.90%, 12/1/2017	4,000,000	4,500,000
Energy Transfer Partners LP 6.13%, 2/15/2017	140,000	151,076
Enterprise Products Operating LLC:
3.20%, 2/1/2016	5,862,000	5,965,869
6.30%, 9/15/2017	2,300,000	2,552,962
7.03%, 1/15/2068 (c)	1,200,000	1,290,000
8.38%, 8/1/2066 (c)	2,889,000	3,033,450
EOG Resources, Inc. 5.88%, 9/15/2017	325,000	359,925
Exxon Mobil Corp.:
0.92%, 3/15/2017	6,386,000	6,393,907
1.31%, 3/6/2018	12,000,000	12,041,983
FMC Technologies, Inc. 2.00%, 10/1/2017	1,500,000	1,507,046
GS Caltex Corp. 5.50%, 4/24/2017 (e)	1,100,000	1,176,823
Hess Corp. 1.30%, 6/15/2017	2,250,000	2,227,836
Husky Energy, Inc. 6.20%, 9/15/2017	1,500,000	1,648,052
Kinder Morgan Energy Partners LP:
5.95%, 2/15/2018	570,000	624,437
6.00%, 2/1/2017	4,300,000	4,611,441
Kinder Morgan Finance Co. LLC 5.70%, 1/5/2016	2,200,000	2,272,710
Kinder Morgan, Inc.:
2.00%, 12/1/2017	4,725,000	4,711,901
7.00%, 6/15/2017	5,000,000	5,507,220
Magellan Midstream Partners LP 5.65%, 10/15/2016	869,000	927,687
Marathon Oil Corp. 6.00%, 10/1/2017	2,495,000	2,733,536
Murphy Oil Corp. 2.50%, 12/1/2017	3,000,000	2,938,622
Nabors Industries, Inc. 6.15%, 2/15/2018	800,000	840,355
Noble Holding International, Ltd.:
2.50%, 3/15/2017 (b)	985,000	969,143
4.00%, 3/16/2018	2,500,000	2,521,980
Occidental Petroleum Corp.:
1.50%, 2/15/2018	2,394,000	2,388,422
1.75%, 2/15/2017	5,821,000	5,879,314
4.13%, 6/1/2016	3,854,000	4,002,156
ONEOK Partners LP:
2.00%, 10/1/2017	5,160,000	5,127,944
6.15%, 10/1/2016	728,000	776,823
Panhandle Eastern Pipeline Co. LP
6.20%, 11/1/2017	1,950,000	2,154,800
Phillips 66 2.95%, 5/1/2017	7,255,000	7,491,568
Pioneer Natural Resources Co.:
5.88%, 7/15/2016	3,860,000	4,071,763
6.65%, 3/15/2017	2,147,000	2,332,879
Plains All American Pipeline LP/PAA Finance Corp. 6.13%, 1/15/2017	3,438,000	3,713,909
Rowan Cos., Inc. 5.00%, 9/1/2017	1,022,000	1,050,341
Shell International Finance BV:
0.90%, 11/15/2016	2,600,000	2,603,886
1.13%, 8/21/2017	5,700,000	5,715,827
5.20%, 3/22/2017	4,347,000	4,711,459
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (e)	1,057,000	1,134,039
Southwestern Energy Co.:
3.30%, 1/23/2018	2,000,000	2,035,862
7.50%, 2/1/2018	888,000	1,002,607
Spectra Energy Partners LP 2.95%, 6/15/2016	2,531,000	2,586,733
Sunoco, Inc.:
5.75%, 1/15/2017 (b)	408,000	436,560
9.63%, 4/15/2015	1,649,000	1,652,413
Tennessee Gas Pipeline Co. LLC 7.50%, 4/1/2017	1,855,000	2,051,849
Total Capital Canada, Ltd. 1.45%, 1/15/2018	5,976,000	6,011,395
Total Capital International SA:
1.00%, 8/12/2016	2,200,000	2,210,227
1.00%, 1/10/2017	6,100,000	6,115,321
1.50%, 2/17/2017 (b)	1,650,000	1,668,173
1.55%, 6/28/2017 (b)	6,500,000	6,570,776
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016	2,225,000	2,221,580
6.35%, 5/15/2067 (c)	5,000,000	4,800,000

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Valero Energy Corp. 6.13%, 6/15/2017	$3,620,000	$3,972,908
Weatherford International LLC 6.35%, 6/15/2017 (b)	2,873,000	3,045,380
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	5,800,000	6,338,955
XTO Energy, Inc. 6.25%, 8/1/2017	450,000	503,712

		282,288,227

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 10.75%, 6/1/2017	1,650,000	1,963,500
International Paper Co. 5.25%, 4/1/2016	2,534,000	2,634,237

		4,597,737

PERSONAL PRODUCTS — 0.0% (a)
Colgate-Palmolive Co. 2.63%, 5/1/2017	150,000	154,645
Estee Lauder Cos., Inc. 5.55%, 5/15/2017	324,000	353,749

		508,394

PHARMACEUTICALS — 4.5%
AbbVie, Inc. 1.75%, 11/6/2017	20,350,000	20,418,472
Actavis Funding SCS:
1.30%, 6/15/2017	2,900,000	2,879,521
1.85%, 3/1/2017	3,300,000	3,323,799
2.35%, 3/12/2018	15,500,000	15,710,912
Allergan, Inc. 5.75%, 4/1/2016	1,434,000	1,503,127
AstraZeneca PLC 5.90%, 9/15/2017	8,600,000	9,580,224
Bristol-Myers Squibb Co. 0.88%, 8/1/2017	3,168,000	3,154,013
Eli Lilly & Co.:
1.25%, 3/1/2018	5,505,000	5,518,669
5.20%, 3/15/2017	3,475,000	3,765,622
Express Scripts Holding Co.:
1.25%, 6/2/2017	3,365,000	3,355,167
2.65%, 2/15/2017	7,255,000	7,433,212
3.13%, 5/15/2016	6,297,000	6,456,127
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	9,800,000	9,902,299
GlaxoSmithKline Capital, Inc. 5.65%, 5/15/2018	1,000,000	1,129,929
Johnson & Johnson:
0.70%, 11/28/2016	300,000	299,472
1.13%, 11/21/2017	5,000,000	5,017,920
2.15%, 5/15/2016	3,200,000	3,256,941
5.55%, 8/15/2017	5,226,000	5,800,655
McKesson Corp.:
1.29%, 3/10/2017	3,575,000	3,582,865
1.40%, 3/15/2018	3,000,000	2,988,498
5.70%, 3/1/2017	1,599,000	1,732,469
Medco Health Solutions, Inc. 7.13%, 3/15/2018	7,835,000	9,019,992
Merck & Co., Inc.:
0.70%, 5/18/2016 (b)	3,000,000	3,001,448
1.10%, 1/31/2018 (b)	6,100,000	6,090,983
Mylan, Inc.:
1.35%, 11/29/2016	1,513,000	1,512,325
1.80%, 6/24/2016	5,887,000	5,925,873
Perrigo Co. PLC 1.30%, 11/8/2016	5,330,000	5,325,183
Pfizer, Inc.:
0.90%, 1/15/2017	2,600,000	2,604,282
1.10%, 5/15/2017 (b)	3,400,000	3,413,756
1.50%, 6/15/2018	4,000,000	4,027,138
4.65%, 3/1/2018 (b)	3,000,000	3,288,222
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	4,925,000	5,028,592
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	6,500,000	6,513,929
Wyeth LLC 5.45%, 4/1/2017	3,505,000	3,819,888
Zoetis, Inc. 1.88%, 2/1/2018	3,917,000	3,910,715

		180,292,239

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. 3.25%, 12/1/2017	2,300,000	2,364,764

REAL ESTATE — 0.1%
American Tower Corp. 7.00%, 10/15/2017	3,000,000	3,380,878
Duke Realty LP 6.50%, 1/15/2018	400,000	450,513

		3,831,391

REAL ESTATE INVESTMENT TRUSTS — 1.8%
American Tower Corp. 4.50%, 1/15/2018	350,000	374,269
AvalonBay Communities, Inc.:
5.70%, 3/15/2017	300,000	325,058
5.75%, 9/15/2016	300,000	319,830
BioMed Realty LP 3.85%, 4/15/2016	3,296,000	3,380,121
DDR Corp. 7.50%, 4/1/2017	2,882,000	3,202,866
Duke Realty LP 5.95%, 2/15/2017	1,819,000	1,967,606
Equity Commonwealth 6.25%, 6/15/2017	80,000	85,633
ERP Operating LP:
5.38%, 8/1/2016	1,920,000	2,028,131
5.75%, 6/15/2017	4,500,000	4,928,071
Essex Portfolio LP 5.50%, 3/15/2017	1,900,000	2,048,323
HCP, Inc.:
5.63%, 5/1/2017	1,723,000	1,868,703
6.00%, 1/30/2017	2,321,000	2,513,814
6.30%, 9/15/2016	2,751,000	2,950,456
6.70%, 1/30/2018	161,000	182,131
Health Care REIT, Inc.:
2.25%, 3/15/2018	750,000	759,602
4.70%, 9/15/2017	1,400,000	1,503,842
5.88%, 5/15/2015	2,000,000	2,012,088
6.20%, 6/1/2016	2,065,000	2,185,292
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	467,000	506,810

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Highwoods Realty LP 5.85%, 3/15/2017	$1,943,000	$2,097,156
Hospitality Properties Trust 5.63%, 3/15/2017	4,000,000	4,264,194
Kimco Realty Corp. 5.70%, 5/1/2017	2,400,000	2,601,982
Liberty Property LP:
5.50%, 12/15/2016	1,950,000	2,082,285
6.63%, 10/1/2017	1,775,000	1,978,505
Mack-Cali Realty LP 2.50%, 12/15/2017	2,000,000	2,002,156
ProLogis LP 4.50%, 8/15/2017	965,000	1,025,062
Realty Income Corp. 5.95%, 9/15/2016	2,800,000	2,993,134
Regency Centers LP 5.88%, 6/15/2017	2,150,000	2,350,457
Select Income REIT 2.85%, 2/1/2018	2,000,000	2,014,068
Simon Property Group LP:
2.15%, 9/15/2017	3,300,000	3,366,098
2.20%, 2/1/2019	100,000	101,536
2.80%, 1/30/2017 (b)	2,850,000	2,930,840
Ventas Realty LP:
1.25%, 4/17/2017 (b)	1,264,000	1,260,773
1.55%, 9/26/2016	3,691,000	3,715,034
Ventas Realty LP/Ventas Capital Corp. 2.00%, 2/15/2018	3,600,000	3,632,910
Weyerhaeuser Co. 6.95%, 8/1/2017	2,000,000	2,230,503

		73,789,339

ROAD & RAIL — 0.4%
Burlington Northern Santa Fe LLC:
5.65%, 5/1/2017	2,372,000	2,592,271
5.75%, 3/15/2018	1,609,000	1,806,798
Canadian National Railway Co.:
1.45%, 12/15/2016	1,500,000	1,515,512
5.80%, 6/1/2016	235,000	248,595
Con-way, Inc. 7.25%, 1/15/2018	2,650,000	2,986,680
CSX Corp.:
5.60%, 5/1/2017	514,000	559,755
6.25%, 3/15/2018	500,000	566,338
Norfolk Southern Corp. 7.70%, 5/15/2017	441,000	499,811
Ryder System, Inc.:
2.45%, 11/15/2018	1,000,000	1,015,191
2.50%, 3/1/2017	1,400,000	1,430,160
2.50%, 3/1/2018	801,000	818,583
2.55%, 6/1/2019	2,500,000	2,526,566
3.50%, 6/1/2017	520,000	542,797
5.85%, 11/1/2016	735,000	788,593

		17,897,650

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Altera Corp. 1.75%, 5/15/2017	2,265,000	2,285,924
Analog Devices, Inc. 3.00%, 4/15/2016	2,047,000	2,093,345
Applied Materials, Inc. 2.65%, 6/15/2016	2,152,000	2,192,941
Intel Corp.:
1.35%, 12/15/2017	15,100,000	15,137,175
1.95%, 10/1/2016	6,389,000	6,507,288
KLA-Tencor Corp. 2.38%, 11/1/2017	745,000	754,685
National Semiconductor Corp. 6.60%, 6/15/2017	3,000,000	3,351,015
Texas Instruments, Inc.:
0.88%, 3/12/2017	1,700,000	1,695,683
2.38%, 5/16/2016	2,800,000	2,853,821

		36,871,877

SOFTWARE — 0.6%
Autodesk, Inc. 1.95%, 12/15/2017	2,500,000	2,519,280
Intuit, Inc. 5.75%, 3/15/2017	2,750,000	2,971,222
Microsoft Corp.:
0.88%, 11/15/2017 (b)	2,000,000	1,990,608
4.20%, 6/1/2019	750,000	826,186
Oracle Corp. 1.20%, 10/15/2017	12,000,000	12,012,868
Symantec Corp. 2.75%, 6/15/2017 (b)	3,750,000	3,795,860

		24,116,024

SPECIALTY RETAIL — 0.6%
AutoZone, Inc.:
1.30%, 1/13/2017	925,000	926,346
5.50%, 11/15/2015	1,241,000	1,277,565
Costco Wholesale Corp. 1.13%, 12/15/2017	4,200,000	4,200,881
Dollar General Corp. 4.13%, 7/15/2017	2,352,000	2,464,460
Home Depot, Inc. 5.40%, 3/1/2016 (b)	3,008,000	3,142,420
Lowe’s Cos., Inc.:
1.63%, 4/15/2017 (b)	3,130,000	3,172,247
2.13%, 4/15/2016	1,275,000	1,292,802
6.10%, 9/15/2017	35,000	39,086
Macy’s Retail Holdings, Inc. 7.45%, 7/15/2017	3,380,000	3,816,244
Staples, Inc. 2.75%, 1/12/2018 (b)	2,600,000	2,594,200
Walgreens Boots Alliance, Inc. 1.75%, 11/17/2017	3,055,000	3,081,135

		26,007,386

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Apple, Inc.:
0.45%, 5/3/2016	4,450,000	4,444,837
1.00%, 5/3/2018	1,075,000	1,066,779
1.05%, 5/5/2017 (b)	8,548,000	8,580,388
Hewlett-Packard Co.:
2.60%, 9/15/2017	8,250,000	8,446,447
2.65%, 6/1/2016	5,290,000	5,387,416
3.00%, 9/15/2016	6,305,000	6,472,222
3.30%, 12/9/2016	5,422,000	5,606,472
5.40%, 3/1/2017	963,000	1,036,404

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

International Business Machines Corp.:
0.45%, 5/6/2016 (b)	$3,069,000	$3,065,412
1.13%, 2/6/2018	5,500,000	5,483,395
1.25%, 2/6/2017	3,000,000	3,024,313
1.25%, 2/8/2018	5,170,000	5,172,421
1.95%, 7/22/2016	8,679,000	8,819,215
1.95%, 2/12/2019 (b)	717,000	726,204
5.70%, 9/14/2017	18,400,000	20,439,310
NetApp, Inc. 2.00%, 12/15/2017	300,000	301,519

		88,072,754

THRIFTS & MORTGAGE FINANCE — 0.3%
Murray Street Investment Trust I 4.65%, 3/9/2017	7,733,000	8,195,285
Santander Holdings USA, Inc.:
3.00%, 9/24/2015	1,460,000	1,471,381
4.63%, 4/19/2016	1,622,000	1,679,662

		11,346,328

TOBACCO — 0.6%
Lorillard Tobacco Co.:
2.30%, 8/21/2017	474,000	477,219
3.50%, 8/4/2016 (b)	5,205,000	5,349,222
Philip Morris International, Inc.:
1.13%, 8/21/2017	2,768,000	2,771,120
1.25%, 11/9/2017	1,380,000	1,383,282
1.63%, 3/20/2017 (b)	1,951,000	1,977,515
2.50%, 5/16/2016	5,400,000	5,511,349
Reynolds American, Inc. 6.75%, 6/15/2017	5,118,000	5,680,068

		23,149,775

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 1.25%, 3/4/2017 (b)	3,100,000	3,089,025

TRANSPORTATION INFRASTRUCTURE — 0.0% (a)
Canadian National Railway Co. 5.85%, 11/15/2017	915,000	1,022,552
Union Pacific Corp. 5.75%, 11/15/2017	400,000	446,760

		1,469,312

WIRELESS TELECOMMUNICATION SERVICES — 1.6%
America Movil SAB de CV:
2.38%, 9/8/2016	9,100,000	9,262,612
5.63%, 11/15/2017	1,500,000	1,657,796
Embarq Corp. 7.08%, 6/1/2016	7,850,000	8,335,083
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	3,540,000	3,539,423
Orange SA 2.75%, 9/14/2016	6,700,000	6,863,086
Telefonica Emisiones SAU:
6.22%, 7/3/2017	5,111,000	5,637,181
6.42%, 6/20/2016	5,424,000	5,768,620
Vodafone Group PLC:
1.25%, 9/26/2017	4,700,000	4,670,635
1.50%, 2/19/2018	6,400,000	6,367,117
1.63%, 3/20/2017	6,640,000	6,680,917
5.63%, 2/27/2017	6,530,000	7,052,432

		65,834,902

OIL, GAS & CONSUMABLE FUELS — 0.1%
Enbridge Energy Partners LP 8.05%, 10/1/2077 (c)	2,170,000	2,300,200

TOTAL CORPORATE BONDS & NOTES —
(Cost $3,903,556,945)		3,904,392,326

	Shares
SHORT TERM INVESTMENTS — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	81,705,990	81,705,990
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g)(h)	94,316,734	94,316,734

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $176,022,724)		176,022,724

TOTAL INVESTMENTS — 102.2% (j)
(Cost $4,079,579,669)		4,080,415,050
OTHER ASSETS & LIABILITIES — (2.2)%		(88,553,602)

NET ASSETS — 100.0%		$3,991,861,448

(a)	Amount shown represents less than 0.05% of net assets.
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Variable rate security — Rate shown is rate in effect at March 31, 2015. Maturity date shown is the final maturity.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.8%
AEROSPACE & DEFENSE — 1.4%
Boeing Co.:
2.35%, 10/30/2021	$150,000	$151,869
2.50%, 3/1/2025	100,000	99,362
4.88%, 2/15/2020	225,000	257,404
6.00%, 3/15/2019	400,000	465,929
Embraer SA 5.15%, 6/15/2022	250,000	261,250
General Dynamics Corp.:
1.00%, 11/15/2017	150,000	149,278
2.25%, 7/15/2016	300,000	306,669
Honeywell International, Inc.:
4.25%, 3/1/2021	100,000	111,750
5.00%, 2/15/2019	315,000	354,095
5.30%, 3/15/2017	150,000	162,835
5.30%, 3/1/2018	150,000	167,193
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	51,843
4.75%, 7/15/2020	250,000	272,186
4.95%, 2/15/2021	75,000	82,004
5.20%, 10/15/2019	250,000	277,930
Lockheed Martin Corp.:
2.90%, 3/1/2025	350,000	352,557
3.35%, 9/15/2021	150,000	158,512
4.25%, 11/15/2019	145,000	159,361
Northrop Grumman Corp.:
1.75%, 6/1/2018	200,000	200,717
3.25%, 8/1/2023	155,000	159,067
3.50%, 3/15/2021	100,000	105,524
Precision Castparts Corp.:
1.25%, 1/15/2018	250,000	248,752
2.50%, 1/15/2023	100,000	98,442
Raytheon Co.:
3.13%, 10/15/2020	200,000	210,175
3.15%, 12/15/2024	200,000	207,242
4.40%, 2/15/2020	100,000	111,107
6.40%, 12/15/2018	150,000	175,309
Rockwell Collins, Inc. 3.70%, 12/15/2023	200,000	212,954
Textron, Inc.:
4.63%, 9/21/2016	100,000	105,093
5.95%, 9/21/2021	250,000	293,044
United Technologies Corp.:
1.80%, 6/1/2017	333,000	339,148
3.10%, 6/1/2022	414,000	429,836
4.50%, 4/15/2020	450,000	503,075
5.38%, 12/15/2017	320,000	355,120

		7,596,632

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp.:
2.30%, 2/1/2020	250,000	252,789
2.70%, 4/15/2023	100,000	98,765
3.20%, 2/1/2025	250,000	253,088
4.00%, 1/15/2024	70,000	75,521
8.00%, 1/15/2019	150,000	182,517
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	129,770
United Parcel Service, Inc.:
2.45%, 10/1/2022 (a)	155,000	154,441
3.13%, 1/15/2021	150,000	158,540
5.13%, 4/1/2019	250,000	283,434
5.50%, 1/15/2018	300,000	335,596

		1,924,461

AIRLINES — 0.2%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 1/15/2023	457,920	496,843
Delta Air Lines 2007-1 Pass Through Trust, Class A 6.82%, 8/10/2022 (b)	151,281	177,755
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019 (b)	101,741	109,117
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	172,967	186,156
Southwest Airlines Co.:
2.75%, 11/6/2019	50,000	51,098
5.75%, 12/15/2016	150,000	161,281
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 1/15/2017 (b)	118,719	130,591

		1,312,841

AUTO COMPONENTS — 0.2%
Delphi Corp. 4.15%, 3/15/2024	165,000	174,732
Johnson Controls, Inc.:
1.40%, 11/2/2017	120,000	119,615
4.25%, 3/1/2021	250,000	271,826
5.00%, 3/30/2020	150,000	167,919
Magna International, Inc. 3.63%, 6/15/2024	150,000	153,131

		887,223

AUTOMOBILES — 0.1%
Ford Motor Co. 6.50%, 8/1/2018 (a)	300,000	342,967

BANKS — 12.4%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	100,000	100,034
2.35%, 9/10/2019 (a)	200,000	201,974
2.38%, 3/16/2020	400,000	404,100
3.05%, 8/23/2018	200,000	208,308
4.00%, 4/27/2016	250,000	257,904
4.00%, 3/13/2024	200,000	213,438
American Express Bank FSB 6.00%, 9/13/2017	300,000	332,683
American Express Centurion Bank 6.00%, 9/13/2017	100,000	110,894
Australia & New Zealand Banking Group, Ltd.:
1.25%, 6/13/2017	200,000	199,882
1.45%, 5/15/2018	250,000	248,384
1.50%, 1/16/2018	250,000	249,909
1.88%, 10/6/2017	250,000	252,756
2.25%, 6/13/2019	230,000	233,644
Bancolombia SA 5.95%, 6/3/2021 (a)	50,000	55,065
Bank of Montreal:
1.30%, 7/15/2016	194,000	195,223

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.30%, 7/14/2017	$250,000	$250,232
1.40%, 9/11/2017	50,000	50,172
2.38%, 1/25/2019	250,000	256,116
2.50%, 1/11/2017	300,000	308,138
2.55%, 11/6/2022 (a)	350,000	348,005
Bank of New York Mellon Corp.:
1.30%, 1/25/2018	100,000	99,771
1.35%, 3/6/2018	53,000	52,723
2.20%, 3/4/2019	200,000	203,133
5.50%, 12/1/2017	100,000	110,148
Bank of New York Mellon Corp., Series G:
2.15%, 2/24/2020	250,000	251,875
3.00%, 2/24/2025	250,000	252,481
Bank of Nova Scotia:
1.10%, 12/13/2016	150,000	150,310
1.38%, 7/15/2016	500,000	503,633
1.38%, 12/18/2017	200,000	199,670
1.45%, 4/25/2018	200,000	199,206
2.55%, 1/12/2017	250,000	256,699
2.80%, 7/21/2021	150,000	152,644
4.38%, 1/13/2021	200,000	222,166
Barclays Bank PLC:
2.50%, 2/20/2019	500,000	509,752
3.75%, 5/15/2024 (a)	400,000	420,411
5.00%, 9/22/2016	650,000	687,213
5.13%, 1/8/2020	380,000	431,420
5.14%, 10/14/2020	375,000	416,138
6.75%, 5/22/2019	294,000	348,257
Barclays PLC:
2.75%, 11/8/2019	100,000	101,097
3.65%, 3/16/2025	200,000	201,779
BB&T Corp.:
1.45%, 1/12/2018 (a)	100,000	99,597
1.60%, 8/15/2017	150,000	149,697
2.15%, 3/22/2017	200,000	203,216
2.45%, 1/15/2020	100,000	101,442
3.95%, 4/29/2016	125,000	129,070
3.95%, 3/22/2022 (a)	250,000	266,566
4.90%, 6/30/2017	250,000	264,843
5.25%, 11/1/2019	250,000	281,024
BNP Paribas 2.40%, 12/12/2018	400,000	407,346
BNP Paribas SA:
1.25%, 12/12/2016	150,000	150,208
1.38%, 3/17/2017	150,000	150,255
2.38%, 9/14/2017	300,000	305,882
2.45%, 3/17/2019 (a)	100,000	102,143
2.70%, 8/20/2018	250,000	257,497
4.25%, 10/15/2024 (a)	715,000	738,618
5.00%, 1/15/2021	550,000	627,611
BPCE SA:
1.61%, 7/25/2017	100,000	99,786
1.63%, 2/10/2017	150,000	151,176
1.63%, 1/26/2018 (a)	250,000	250,355
2.25%, 1/27/2020 (a)	250,000	251,298
2.50%, 12/10/2018	250,000	255,023
2.50%, 7/15/2019 (a)	250,000	255,049
4.00%, 4/15/2024	250,000	265,728
Branch Banking & Trust Co.:
1.35%, 10/1/2017	500,000	498,447
2.30%, 10/15/2018	150,000	152,942
2.85%, 4/1/2021	150,000	154,744
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018 (a)	269,000	269,407
Citizens Bank NA/Providence RI:
1.60%, 12/4/2017	100,000	99,721
2.45%, 12/4/2019	100,000	100,885
City National Corp/CA 5.25%, 9/15/2020	100,000	115,177
Comerica Bank:
5.20%, 8/22/2017	250,000	267,212
5.75%, 11/21/2016	183,000	196,386
Commonwealth Bank of Australia/New York, NY:
1.13%, 3/13/2017	100,000	99,881
1.40%, 9/8/2017	100,000	99,983
1.63%, 3/12/2018	250,000	251,163
1.90%, 9/18/2017	350,000	353,739
2.25%, 3/13/2019	150,000	151,840
2.30%, 9/6/2019	250,000	253,101
2.30%, 3/12/2020	250,000	252,974
2.50%, 9/20/2018	300,000	307,204
Compass Bank 2.75%, 9/29/2019	300,000	303,169
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.38%, 1/19/2017	340,000	353,082
3.95%, 11/9/2022	250,000	259,427
4.50%, 1/11/2021	250,000	278,647
4.63%, 12/1/2023	500,000	540,819
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY:
1.70%, 3/19/2018	250,000	250,482
2.25%, 1/14/2019	300,000	303,311
2.25%, 1/14/2020	300,000	301,138
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	450,000	481,902
Corpbanca SA 3.13%, 1/15/2018	200,000	198,750
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020 (c)	250,000	251,791
3.75%, 3/26/2025 (c)	250,000	253,056
Credit Suisse of New York, NY:
1.38%, 5/26/2017	500,000	499,343
1.75%, 1/29/2018	100,000	100,101
2.30%, 5/28/2019	600,000	606,282
3.00%, 10/29/2021	200,000	205,100
3.63%, 9/9/2024	500,000	515,823
4.38%, 8/5/2020	250,000	275,203
5.30%, 8/13/2019	170,000	191,250
5.40%, 1/14/2020	375,000	422,026
6.00%, 2/15/2018	250,000	277,378
Deutsche Bank AG:
4.30%, 5/24/2028 (a)(d)	325,000	320,436
4.50%, 4/1/2025	400,000	401,501
Deutsche Bank AG London:
1.35%, 5/30/2017	250,000	249,537

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.40%, 2/13/2017	$400,000	$400,682
2.50%, 2/13/2019 (a)	500,000	506,531
3.70%, 5/30/2024	350,000	357,833
6.00%, 9/1/2017	470,000	519,687
Discover Bank/Greenwood DE:
2.00%, 2/21/2018	100,000	100,046
3.20%, 8/9/2021	300,000	302,619
Fifth Third Bancorp:
1.35%, 6/1/2017	100,000	99,815
3.50%, 3/15/2022	100,000	104,139
4.30%, 1/16/2024	150,000	159,713
4.50%, 6/1/2018	125,000	134,328
Fifth Third Bank:
1.15%, 11/18/2016	250,000	249,973
1.45%, 2/28/2018	250,000	248,208
2.38%, 4/25/2019	200,000	203,044
2.88%, 10/1/2021	100,000	101,286
HSBC Bank USA NA:
4.88%, 8/24/2020	300,000	336,147
6.00%, 8/9/2017	250,000	273,757
HSBC Holdings PLC:
4.00%, 3/30/2022	360,000	387,679
4.25%, 3/14/2024 (a)	800,000	838,042
4.88%, 1/14/2022	150,000	169,276
5.10%, 4/5/2021	375,000	425,835
HSBC USA, Inc.:
1.70%, 3/5/2018	100,000	100,219
2.35%, 3/5/2020	100,000	100,343
2.38%, 11/13/2019	100,000	101,309
2.63%, 9/24/2018	250,000	256,987
3.50%, 6/23/2024	100,000	104,386
Huntington BancShares, Inc.:
2.60%, 8/2/2018	250,000	254,834
7.00%, 12/15/2020	25,000	30,096
Huntington National Bank:
2.20%, 4/1/2019	150,000	150,698
2.40%, 4/1/2020	250,000	252,129
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	250,000	252,478
3.88%, 1/16/2018	200,000	208,834
3.88%, 1/15/2019 (a)	300,000	316,196
JPMorgan Chase Bank NA:
6.00%, 7/5/2017	250,000	273,991
6.00%, 10/1/2017	550,000	608,261
KeyBank NA:
1.10%, 11/25/2016	100,000	99,891
2.25%, 3/16/2020	250,000	251,447
2.50%, 12/15/2019	300,000	304,995
KeyCorp:
2.30%, 12/13/2018	100,000	101,205
5.10%, 3/24/2021	240,000	273,378
Lloyds Bank PLC:
2.30%, 11/27/2018	200,000	202,859
2.35%, 9/5/2019	200,000	202,222
4.20%, 3/28/2017	150,000	158,504
6.38%, 1/21/2021	250,000	301,649
Lloyds Banking Group PLC 4.50%, 11/4/2024	100,000	103,680
Manufacturers & Traders Trust Co.:
1.40%, 7/25/2017	140,000	139,882
2.10%, 2/6/2020	250,000	249,358
2.30%, 1/30/2019	300,000	303,820
5.63%, 12/1/2021 (d)	250,000	258,297
MUFG Americas Holdings Corp.:
1.63%, 2/9/2018	100,000	99,978
2.25%, 2/10/2020	150,000	150,163
3.00%, 2/10/2025	100,000	98,876
MUFG Union Bank NA:
1.50%, 9/26/2016	250,000	251,365
2.13%, 6/16/2017	150,000	152,005
2.63%, 9/26/2018	50,000	51,217
5.95%, 5/11/2016	255,000	268,451
National Australia Bank/New York:
2.30%, 7/25/2018	300,000	305,455
2.75%, 3/9/2017	100,000	103,006
National City Corp. 6.88%, 5/15/2019	100,000	117,651
PNC Bank NA:
1.15%, 11/1/2016	300,000	300,370
2.20%, 1/28/2019	150,000	151,858
2.25%, 7/2/2019	250,000	252,929
2.40%, 10/18/2019	200,000	203,007
2.70%, 11/1/2022	100,000	99,096
2.95%, 1/30/2023	200,000	200,230
2.95%, 2/23/2025	250,000	250,356
3.30%, 10/30/2024	200,000	207,727
3.80%, 7/25/2023	250,000	263,499
6.88%, 4/1/2018	600,000	685,643
PNC Financial Services Group, Inc. 3.90%, 4/29/2024	250,000	260,935
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	255,384
4.38%, 8/11/2020	150,000	165,804
5.13%, 2/8/2020	160,000	181,615
5.63%, 2/1/2017	100,000	107,417
6.70%, 6/10/2019	250,000	296,170
Regions Bank 7.50%, 5/15/2018	100,000	115,960
Regions Financial Corp. 2.00%, 5/15/2018	150,000	149,399
Royal Bank of Canada:
1.20%, 1/23/2017	450,000	451,392
1.25%, 6/16/2017	200,000	200,447
1.40%, 10/13/2017	250,000	250,702
1.45%, 9/9/2016	250,000	252,043
1.50%, 1/16/2018	250,000	251,207
2.15%, 3/15/2019	256,000	259,544
2.15%, 3/6/2020 (a)	250,000	252,035
2.20%, 7/27/2018	300,000	305,964
2.30%, 7/20/2016	100,000	101,930
2.88%, 4/19/2016	300,000	306,951
Royal Bank of Scotland PLC:
1.88%, 3/31/2017	200,000	200,461
6.13%, 1/11/2021	200,000	237,871
6.40%, 10/21/2019	200,000	230,813
Santander Bank NA 2.00%, 1/12/2018	200,000	200,244
Societe Generale SA:
2.63%, 10/1/2018	260,000	265,616
2.75%, 10/12/2017 (a)	150,000	154,009
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017 (a)	100,000	99,882

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.35%, 7/11/2017	$150,000	$149,274
1.45%, 7/19/2016	100,000	100,493
1.50%, 1/18/2018	250,000	249,364
1.80%, 7/18/2017	250,000	251,082
2.25%, 7/11/2019	250,000	251,361
2.45%, 1/10/2019	150,000	152,354
2.45%, 1/16/2020	250,000	252,871
2.50%, 7/19/2018	200,000	203,991
3.00%, 1/18/2023	250,000	250,285
3.20%, 7/18/2022	250,000	255,504
SunTrust Banks, Inc.:
2.75%, 5/1/2023	250,000	247,969
3.50%, 1/20/2017	150,000	155,887
3.60%, 4/15/2016	255,000	261,273
6.00%, 9/11/2017	300,000	331,464
7.25%, 3/15/2018	150,000	170,713
SVB Financial Group 3.50%, 1/29/2025	150,000	148,113
Svenska Handelsbanken AB:
1.63%, 3/21/2018	200,000	200,532
2.25%, 6/17/2019	450,000	455,503
2.50%, 1/25/2019 (a)	200,000	205,170
2.88%, 4/4/2017	150,000	155,010
3.13%, 7/12/2016	250,000	257,042
Toronto-Dominion Bank:
1.13%, 5/2/2017	200,000	199,950
1.40%, 4/30/2018	450,000	449,821
1.63%, 3/13/2018	150,000	151,175
2.13%, 7/2/2019 (a)	200,000	202,682
2.25%, 11/5/2019	500,000	508,416
2.38%, 10/19/2016	500,000	511,817
2.63%, 9/10/2018	250,000	258,350
US Bancorp:
1.65%, 5/15/2017	200,000	202,589
1.95%, 11/15/2018	150,000	151,835
2.20%, 11/15/2016	250,000	255,113
2.20%, 4/25/2019	250,000	253,868
2.95%, 7/15/2022	200,000	201,512
3.00%, 3/15/2022	300,000	307,830
3.60%, 9/11/2024	200,000	207,855
3.70%, 1/30/2024	250,000	267,680
4.13%, 5/24/2021	150,000	165,620
US Bank NA:
1.35%, 1/26/2018	250,000	250,180
2.13%, 10/28/2019	350,000	353,740
2.80%, 1/27/2025	250,000	249,289
Vesey Street Investment Trust I 4.40%, 9/1/2016	300,000	312,996
Wachovia Corp.:
5.63%, 10/15/2016	157,000	167,294
5.75%, 6/15/2017	300,000	329,569
5.75%, 2/1/2018	400,000	446,821
Wells Fargo & Co.:
1.15%, 6/2/2017	300,000	300,082
1.25%, 7/20/2016	240,000	240,908
1.40%, 9/8/2017	200,000	200,684
1.50%, 1/16/2018	300,000	300,955
2.10%, 5/8/2017	200,000	204,116
2.13%, 4/22/2019 (a)	350,000	353,665
2.15%, 1/15/2019	137,000	138,617
2.15%, 1/30/2020	200,000	200,676
2.63%, 12/15/2016	250,000	256,821
3.00%, 1/22/2021	300,000	310,592
3.30%, 9/9/2024 (a)	300,000	308,515
3.45%, 2/13/2023	1,000,000	1,021,918
3.50%, 3/8/2022	450,000	476,043
3.68%, 6/15/2016	500,000	516,383
4.13%, 8/15/2023	200,000	212,986
4.48%, 1/16/2024	350,000	378,140
4.60%, 4/1/2021	500,000	560,955
5.13%, 9/15/2016	315,000	333,223
5.63%, 12/11/2017	700,000	777,389
6.00%, 11/15/2017	335,000	374,009
Westpac Banking Corp.:
1.20%, 5/19/2017	197,000	196,805
1.50%, 12/1/2017	250,000	250,148
1.60%, 1/12/2018	250,000	250,655
2.00%, 8/14/2017	200,000	202,988
2.25%, 7/30/2018	100,000	101,828
2.25%, 1/17/2019 (a)	200,000	203,906
4.88%, 11/19/2019	500,000	559,632

		69,466,338

BEVERAGES — 2.3%
Anheuser-Busch InBev Finance, Inc.:
1.25%, 1/17/2018 (a)	150,000	149,946
2.15%, 2/1/2019	205,000	208,134
2.63%, 1/17/2023	275,000	270,827
3.70%, 2/1/2024	250,000	264,218
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	788,000	792,757
2.50%, 7/15/2022	700,000	688,813
5.00%, 4/15/2020	500,000	568,578
5.38%, 1/15/2020	365,000	419,613
6.88%, 11/15/2019 (a)	176,000	213,039
7.75%, 1/15/2019	450,000	544,019
Beam Suntory, Inc. 1.88%, 5/15/2017	300,000	303,113
Beam, Inc. 1.75%, 6/15/2018	50,000	49,917
Bottling Group LLC 5.13%, 1/15/2019	100,000	112,530
Coca-Cola Co.:
1.15%, 4/1/2018	335,000	334,674
1.65%, 3/14/2018	250,000	253,742
1.65%, 11/1/2018	200,000	202,210
1.80%, 9/1/2016 (a)	200,000	203,218
2.45%, 11/1/2020	250,000	256,903
2.50%, 4/1/2023	100,000	99,762
3.15%, 11/15/2020	270,000	287,084
3.20%, 11/1/2023	400,000	418,882
3.30%, 9/1/2021	300,000	319,166
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	156,856
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	200,000	203,810
3.88%, 11/26/2023	200,000	215,408
Diageo Capital PLC:
1.13%, 4/29/2018	200,000	198,449
1.50%, 5/11/2017	450,000	454,338
2.63%, 4/29/2023	250,000	247,513
4.83%, 7/15/2020	250,000	282,948
5.75%, 10/23/2017	275,000	304,570

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020	$44,000	$43,452
2.60%, 1/15/2019 (a)	200,000	203,944
3.20%, 11/15/2021	200,000	206,105
6.82%, 5/1/2018	400,000	460,827
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	239,618
PepsiCo, Inc.:
0.95%, 2/22/2017	100,000	100,099
1.25%, 8/13/2017	200,000	200,759
2.25%, 1/7/2019 (a)	150,000	153,604
2.50%, 5/10/2016	300,000	305,525
2.75%, 3/5/2022	200,000	204,016
2.75%, 3/1/2023	150,000	150,178
3.00%, 8/25/2021	120,000	125,511
3.13%, 11/1/2020	150,000	158,661
3.60%, 3/1/2024	629,000	668,332
4.50%, 1/15/2020	100,000	111,865
5.00%, 6/1/2018	390,000	431,630
7.90%, 11/1/2018	290,000	351,643

		13,140,806

BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
1.25%, 5/22/2017	150,000	149,977
2.13%, 5/15/2017	600,000	610,996
2.20%, 5/22/2019	200,000	202,130
2.30%, 6/15/2016 (a)	300,000	304,453
2.50%, 11/15/2016	300,000	306,943
3.45%, 10/1/2020	200,000	211,651
3.63%, 5/15/2022	150,000	157,371
3.63%, 5/22/2024 (a)	390,000	407,872
3.88%, 11/15/2021	100,000	106,983
4.10%, 6/15/2021	300,000	325,096
5.85%, 6/1/2017	300,000	329,016
6.15%, 6/1/2018	150,000	170,325
Biogen, Inc. 6.88%, 3/1/2018	150,000	171,749
Celgene Corp.:
2.25%, 5/15/2019	175,000	175,645
3.25%, 8/15/2022 (a)	150,000	153,128
3.63%, 5/15/2024	450,000	465,266
4.00%, 8/15/2023	100,000	107,099
Gilead Sciences, Inc.:
2.05%, 4/1/2019	150,000	152,163
3.70%, 4/1/2024	450,000	480,057
4.40%, 12/1/2021	450,000	502,495
4.50%, 4/1/2021	175,000	195,672
Life Technologies Corp. 6.00%, 3/1/2020	250,000	287,793

		5,973,880

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	383,622

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	55,000	57,555
Owens Corning 4.20%, 12/15/2022	600,000	625,622

		683,177

CAPITAL MARKETS — 5.1%
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	100,000	106,199
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	150,000	172,509
7.30%, 6/28/2019	300,000	362,628
Ares Capital Corp. 4.88%, 11/30/2018	100,000	105,449
Bank of New York Mellon Corp.:
1.97%, 6/20/2017	150,000	151,703
2.10%, 8/1/2018	120,000	122,073
2.10%, 1/15/2019	200,000	201,883
2.20%, 5/15/2019	100,000	101,921
2.30%, 7/28/2016	70,000	71,374
2.30%, 9/11/2019	200,000	203,116
3.40%, 5/15/2024	150,000	154,561
3.55%, 9/23/2021	275,000	294,053
3.65%, 2/4/2024 (a)	150,000	160,046
4.15%, 2/1/2021	250,000	275,453
4.60%, 1/15/2020	39,000	43,502
Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	270,895
5.55%, 1/22/2017	300,000	321,271
6.40%, 10/2/2017	300,000	334,900
7.25%, 2/1/2018	545,000	626,619
BlackRock, Inc.:
3.38%, 6/1/2022	50,000	52,340
3.50%, 3/18/2024	350,000	367,794
4.25%, 5/24/2021	200,000	223,500
5.00%, 12/10/2019	156,000	177,411
Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	425,000	433,263
2.55%, 10/23/2019	500,000	505,903
2.60%, 4/23/2020	200,000	201,626
2.63%, 1/31/2019	650,000	660,664
2.90%, 7/19/2018	400,000	412,949
3.50%, 1/23/2025	300,000	305,301
3.63%, 1/22/2023	550,000	567,822
3.85%, 7/8/2024	468,000	488,563
4.00%, 3/3/2024	865,000	912,608
5.25%, 7/27/2021	750,000	854,559
5.38%, 3/15/2020	500,000	567,206
5.63%, 1/15/2017	855,000	913,279
5.75%, 10/1/2016	100,000	106,656
5.75%, 1/24/2022	1,100,000	1,278,998
5.95%, 1/18/2018	600,000	668,428
6.00%, 6/15/2020	250,000	292,107
6.15%, 4/1/2018	460,000	517,708
6.25%, 9/1/2017	350,000	388,098
7.50%, 2/15/2019	400,000	477,840
HSBC USA, Inc.:
1.63%, 1/16/2018	400,000	400,671
2.25%, 6/23/2019	200,000	202,130
Jefferies Group LLC 5.13%, 1/20/2023	367,000	383,572
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	367,948

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Morgan Stanley:
2.13%, 4/25/2018	$468,000	$472,053
2.38%, 7/23/2019	500,000	503,042
2.50%, 1/24/2019	350,000	356,703
2.65%, 1/27/2020	350,000	355,141
3.70%, 10/23/2024	500,000	519,479
3.75%, 2/25/2023	396,000	414,100
3.80%, 4/29/2016	1,450,000	1,490,920
4.10%, 5/22/2023	450,000	466,928
4.75%, 3/22/2017	250,000	265,969
4.88%, 11/1/2022	350,000	382,213
5.45%, 1/9/2017	500,000	534,793
5.50%, 1/26/2020	250,000	284,504
5.50%, 7/24/2020	200,000	229,184
5.50%, 7/28/2021	600,000	694,947
5.55%, 4/27/2017	300,000	324,010
5.63%, 9/23/2019	535,000	607,206
5.75%, 10/18/2016	300,000	320,109
5.75%, 1/25/2021	450,000	524,040
5.95%, 12/28/2017	250,000	277,221
6.25%, 8/28/2017	200,000	221,143
6.63%, 4/1/2018	400,000	453,820
7.30%, 5/13/2019	500,000	597,080
Morgan Stanley, Series F 3.88%, 4/29/2024	750,000	783,391
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	159,574
3.45%, 11/4/2020	100,000	107,492
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	100,000	101,829
5.60%, 12/1/2019	145,000	167,612

		28,423,602

CHEMICALS — 2.1%
Agrium, Inc.:
3.15%, 10/1/2022	200,000	200,223
3.38%, 3/15/2025	150,000	149,517
3.50%, 6/1/2023	50,000	50,925
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	55,885
3.00%, 11/3/2021	50,000	51,584
3.35%, 7/31/2024	200,000	207,738
4.38%, 8/21/2019	100,000	110,391
Airgas, Inc. 1.65%, 2/15/2018	250,000	249,419
Albemarle Corp.:
3.00%, 12/1/2019	100,000	100,957
4.15%, 12/1/2024	100,000	103,283
Braskem Finance, Ltd. 6.45%, 2/3/2024 (a)	100,000	94,750
Cabot Corp. 5.00%, 10/1/2016	100,000	105,238
CF Industries, Inc. 7.13%, 5/1/2020	350,000	419,856
Dow Chemical Co.:
3.00%, 11/15/2022	350,000	351,774
3.50%, 10/1/2024 (a)	250,000	254,805
4.13%, 11/15/2021	300,000	325,316
4.25%, 11/15/2020	40,000	43,718
5.70%, 5/15/2018	56,000	62,722
8.55%, 5/15/2019	310,000	386,798
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023	250,000	249,415
3.63%, 1/15/2021	50,000	53,274
4.25%, 4/1/2021	50,000	54,918
4.63%, 1/15/2020	150,000	166,979
5.25%, 12/15/2016	250,000	268,331
5.75%, 3/15/2019	450,000	515,235
6.00%, 7/15/2018	250,000	285,244
Eastman Chemical Co.:
2.40%, 6/1/2017	450,000	459,014
3.60%, 8/15/2022	150,000	155,119
Ecolab, Inc.:
3.00%, 12/8/2016	500,000	515,763
4.35%, 12/8/2021	300,000	330,552
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	49,882
Lubrizol Corp. 8.88%, 2/1/2019	150,000	187,072
LYB International Finance BV 4.00%, 7/15/2023	329,000	347,696
LyondellBasell Industries NV:
5.00%, 4/15/2019	300,000	330,661
6.00%, 11/15/2021	300,000	351,402
Methanex Corp. 3.25%, 12/15/2019	100,000	101,633
Monsanto Co.:
1.15%, 6/30/2017	200,000	200,323
2.20%, 7/15/2022	150,000	145,714
2.75%, 4/15/2016	100,000	101,954
3.38%, 7/15/2024	150,000	155,349
Mosaic Co. 3.75%, 11/15/2021	150,000	159,383
NewMarket Corp. 4.10%, 12/15/2022	50,000	51,793
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	50,283
3.63%, 3/15/2024 (a)	200,000	211,039
4.88%, 3/30/2020 (a)	150,000	168,468
6.50%, 5/15/2019	150,000	176,604
PPG Industries, Inc. 2.30%, 11/15/2019	200,000	200,636
Praxair, Inc.:
1.05%, 11/7/2017	100,000	99,599
1.25%, 11/7/2018	250,000	246,664
2.20%, 8/15/2022 (a)	150,000	146,262
2.45%, 2/15/2022	250,000	249,650
4.05%, 3/15/2021	100,000	110,004
4.50%, 8/15/2019	300,000	332,360
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	200,000	208,500
Rohm & Haas Co. 6.00%, 9/15/2017	300,000	332,141
RPM International, Inc. 6.13%, 10/15/2019	300,000	341,881
Sherwin-Williams Co. 1.35%, 12/15/2017	150,000	149,773
Valspar Corp.:
3.30%, 2/1/2025	200,000	201,092
4.20%, 1/15/2022	50,000	53,132

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Westlake Chemical Corp. 3.60%, 7/15/2022	$29,000	$29,120

		11,868,813

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. 3.35%, 4/15/2023	100,000	100,117
Cintas Corp.:
4.30%, 6/1/2021	250,000	270,715
6.13%, 12/1/2017	100,000	110,775
Pitney Bowes, Inc.:
5.75%, 9/15/2017 (a)	150,000	163,386
6.25%, 3/15/2019 (a)	135,000	153,538
Princeton University 4.95%, 3/1/2019	3,000	3,371
Republic Services, Inc.:
3.20%, 3/15/2025 (a)	100,000	101,059
3.55%, 6/1/2022	250,000	259,274
3.80%, 5/15/2018	200,000	212,194
5.00%, 3/1/2020	200,000	223,427
5.25%, 11/15/2021	100,000	114,090
5.50%, 9/15/2019	105,000	119,123
Total System Services, Inc. 2.38%, 6/1/2018	250,000	250,314
Waste Management, Inc.:
3.13%, 3/1/2025	100,000	100,765
3.50%, 5/15/2024	150,000	156,005
4.60%, 3/1/2021	210,000	232,048
4.75%, 6/30/2020	200,000	223,079
Western Union Co.:
3.65%, 8/22/2018	300,000	311,811
5.25%, 4/1/2020 (a)	135,000	147,870
5.93%, 10/1/2016	150,000	159,804

		3,412,765

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
1.10%, 3/3/2017	390,000	392,324
2.13%, 3/1/2019 (a)	300,000	305,429
2.90%, 3/4/2021 (a)	55,000	57,202
3.15%, 3/14/2017	150,000	156,736
3.63%, 3/4/2024 (a)	150,000	161,516
4.45%, 1/15/2020	712,000	795,552
4.95%, 2/15/2019	420,000	471,342
Juniper Networks, Inc.:
3.30%, 6/15/2020	100,000	101,063
4.60%, 3/15/2021	100,000	105,999
Motorola Solutions, Inc.:
3.50%, 9/1/2021	600,000	614,707
3.75%, 5/15/2022	250,000	255,755
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	250,000	267,361

		3,684,986

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	251,902
2.88%, 5/8/2022	100,000	101,882
Fluor Corp. 3.38%, 9/15/2021	250,000	261,356

		615,140

CONSUMER FINANCE — 1.1%
Caterpillar Financial Services Corp.:
1.25%, 8/18/2017	100,000	100,311
1.35%, 9/6/2016	350,000	353,147
1.63%, 6/1/2017	100,000	100,869
2.00%, 3/5/2020	100,000	100,253
2.05%, 8/1/2016	500,000	508,224
2.10%, 6/9/2019	300,000	303,663
2.25%, 12/1/2019	100,000	101,349
3.25%, 12/1/2024 (a)	200,000	206,318
3.30%, 6/9/2024	200,000	207,503
5.85%, 9/1/2017	100,000	110,923
7.15%, 2/15/2019	250,000	297,470
Discover Financial Services:
3.85%, 11/21/2022	350,000	358,537
3.95%, 11/6/2024	200,000	204,667
5.20%, 4/27/2022	100,000	111,009
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	200,787
1.13%, 6/12/2017	100,000	100,256
1.20%, 10/10/2017	150,000	150,048
1.40%, 3/15/2017	25,000	25,151
1.70%, 1/15/2020	150,000	148,320
1.85%, 9/15/2016	250,000	253,948
1.95%, 12/13/2018	150,000	152,348
1.95%, 3/4/2019	100,000	100,885
2.00%, 1/13/2017	100,000	102,072
2.05%, 3/10/2020	300,000	302,454
2.25%, 6/7/2016	225,000	229,002
2.25%, 4/17/2019	150,000	152,822
2.80%, 9/18/2017	250,000	259,639
2.80%, 3/4/2021	200,000	205,666
2.80%, 1/27/2023	100,000	101,030
3.15%, 10/15/2021	100,000	104,169
3.90%, 7/12/2021	150,000	162,897
5.75%, 9/10/2018	150,000	171,017

		5,986,754

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	165,288
Packaging Corp. of America:
3.65%, 9/15/2024	100,000	100,914
4.50%, 11/1/2023	33,000	35,484
Rock Tenn Co. 4.90%, 3/1/2022	200,000	220,509

		522,195

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	250,000	280,207
Yale University 2.09%, 4/15/2019	100,000	101,595

		381,802

DIVERSIFIED FINANCIAL SERVICES — 14.2%
Air Lease Corp.:
2.13%, 1/15/2018	200,000	198,612
3.38%, 1/15/2019 (a)	150,000	153,568
3.75%, 2/1/2022	100,000	99,979
3.88%, 4/1/2021 (a)	50,000	51,465
4.75%, 3/1/2020	250,000	268,366

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

American Express Co.:
1.55%, 5/22/2018	$50,000	$49,995
2.65%, 12/2/2022	297,000	295,704
3.63%, 12/5/2024	215,000	221,003
5.50%, 9/12/2016	200,000	212,429
6.15%, 8/28/2017	250,000	277,726
6.80%, 9/1/2066 (d)	200,000	210,000
7.00%, 3/19/2018	500,000	576,612
8.13%, 5/20/2019	305,000	376,115
American Express Credit Corp.:
1.13%, 6/5/2017	750,000	749,162
2.13%, 7/27/2018	250,000	253,958
2.13%, 3/18/2019	210,000	211,989
2.25%, 8/15/2019 (a)	410,000	415,543
2.80%, 9/19/2016	150,000	154,083
American Honda Finance Corp.:
1.13%, 10/7/2016	300,000	301,662
1.20%, 7/14/2017	200,000	200,148
1.50%, 3/13/2018	100,000	100,481
2.13%, 10/10/2018	200,000	203,563
2.15%, 3/13/2020 (a)	100,000	101,006
2.25%, 8/15/2019	200,000	203,294
Apollo Investment Corp. 5.25%, 3/3/2025	100,000	100,510
Associates Corp. of North America 6.95%, 11/1/2018	250,000	291,137
Bank of America Corp.:
1.35%, 11/21/2016	200,000	200,300
1.70%, 8/25/2017	100,000	100,335
2.00%, 1/11/2018	450,000	452,629
2.60%, 1/15/2019	714,000	727,558
2.65%, 4/1/2019	540,000	549,758
3.30%, 1/11/2023	800,000	810,233
3.75%, 7/12/2016	500,000	516,102
3.88%, 3/22/2017	200,000	209,381
4.00%, 4/1/2024	650,000	690,224
4.00%, 1/22/2025	200,000	201,558
4.10%, 7/24/2023	255,000	271,952
4.13%, 1/22/2024	700,000	747,498
4.20%, 8/26/2024	625,000	643,939
5.00%, 5/13/2021	350,000	394,555
5.42%, 3/15/2017	200,000	213,422
5.49%, 3/15/2019	100,000	110,891
5.63%, 10/14/2016	200,000	213,090
5.63%, 7/1/2020	600,000	689,911
5.65%, 5/1/2018	525,000	581,463
5.70%, 5/2/2017	310,000	333,467
5.70%, 1/24/2022	250,000	291,255
5.75%, 8/15/2016	300,000	317,852
5.75%, 12/1/2017	700,000	771,523
5.88%, 1/5/2021	600,000	701,825
6.00%, 9/1/2017	400,000	440,479
6.05%, 5/16/2016	150,000	157,657
6.50%, 8/1/2016	550,000	587,998
6.88%, 4/25/2018	967,000	1,105,500
7.63%, 6/1/2019	610,000	737,631
Bank of America NA:
1.13%, 11/14/2016	200,000	200,057
5.30%, 3/15/2017	400,000	427,523
6.10%, 6/15/2017	200,000	218,522
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	101,868
2.90%, 8/15/2018	50,000	52,513
4.70%, 10/27/2019	50,000	56,510
BP Capital Markets PLC 4.50%, 10/1/2020	250,000	275,871
Brixmor Operating Partnership LP 3.85%, 2/1/2025	70,000	69,808
Capital One Bank USA NA:
1.20%, 2/13/2017	250,000	249,186
1.30%, 6/5/2017	200,000	199,030
2.30%, 6/5/2019	200,000	200,187
8.80%, 7/15/2019	895,000	1,117,700
Capital One Financial Corp.:
2.45%, 4/24/2019	150,000	151,446
3.15%, 7/15/2016	310,000	317,878
3.20%, 2/5/2025	150,000	148,830
6.15%, 9/1/2016	250,000	266,388
6.75%, 9/15/2017	200,000	224,152
Capital One NA:
1.50%, 9/5/2017	200,000	199,255
2.40%, 9/5/2019	200,000	200,613
Charles Schwab Corp.:
1.50%, 3/10/2018	150,000	150,910
3.00%, 3/10/2025	150,000	152,749
4.45%, 7/22/2020	250,000	278,350
Citigroup, Inc.:
1.30%, 4/1/2016	400,000	401,362
1.55%, 8/14/2017	400,000	399,470
1.70%, 7/25/2016	200,000	201,414
1.75%, 5/1/2018	150,000	149,493
1.80%, 2/5/2018	300,000	300,137
2.40%, 2/18/2020	500,000	501,695
2.50%, 9/26/2018	200,000	203,669
2.50%, 7/29/2019	400,000	404,495
2.55%, 4/8/2019	500,000	509,096
3.38%, 3/1/2023	218,000	223,207
3.50%, 5/15/2023	250,000	249,763
3.75%, 6/16/2024 (a)	250,000	261,023
3.88%, 10/25/2023	350,000	368,027
3.95%, 6/15/2016	328,000	339,144
4.00%, 8/5/2024	500,000	512,014
4.05%, 7/30/2022	200,000	207,929
4.45%, 1/10/2017	200,000	210,448
4.50%, 1/14/2022	460,000	506,422
5.38%, 8/9/2020	350,000	399,647
5.50%, 2/15/2017	540,000	577,882
5.85%, 8/2/2016	500,000	529,979
6.00%, 8/15/2017	300,000	330,179
6.13%, 11/21/2017	650,000	723,419
6.13%, 5/15/2018	550,000	619,514
8.50%, 5/22/2019	440,000	548,232
CME Group, Inc.:
3.00%, 9/15/2022	35,000	36,224
3.00%, 3/15/2025	300,000	304,480
Countrywide Financial Corp. 6.25%, 5/15/2016	300,000	315,941
Credit Suisse USA, Inc. 5.85%, 8/16/2016	250,000	266,133
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	500,000	500,818

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.68%, 9/8/2017	$100,000	$99,921
1.70%, 5/9/2016	250,000	251,211
1.72%, 12/6/2017	400,000	398,924
2.38%, 1/16/2018	250,000	254,146
2.38%, 3/12/2019	300,000	303,269
2.46%, 3/27/2020	200,000	200,403
2.60%, 11/4/2019 (a)	100,000	101,261
2.88%, 10/1/2018	200,000	205,798
3.00%, 6/12/2017	75,000	77,213
3.98%, 6/15/2016	300,000	309,387
4.21%, 4/15/2016	300,000	309,421
4.25%, 2/3/2017	542,000	569,361
4.38%, 8/6/2023 (a)	250,000	271,301
5.00%, 5/15/2018	450,000	490,895
5.75%, 2/1/2021 (a)	250,000	290,364
5.88%, 8/2/2021	250,000	293,929
6.63%, 8/15/2017	150,000	166,704
8.13%, 1/15/2020	363,000	452,257
Franklin Resources, Inc.:
2.80%, 9/15/2022	150,000	151,989
2.85%, 3/30/2025	100,000	100,146
FS Investment Corp. 4.00%, 7/15/2019	100,000	101,073
General Electric Capital Corp.:
1.50%, 7/12/2016	250,000	252,522
1.60%, 11/20/2017	100,000	101,016
1.63%, 4/2/2018	250,000	251,994
2.20%, 1/9/2020	200,000	202,087
2.30%, 4/27/2017	300,000	307,622
2.30%, 1/14/2019	1,050,000	1,075,879
2.90%, 1/9/2017	600,000	621,510
2.95%, 5/9/2016	200,000	204,931
3.10%, 1/9/2023	575,000	590,887
3.15%, 9/7/2022 (a)	100,000	103,331
3.45%, 5/15/2024	550,000	578,646
4.38%, 9/16/2020	450,000	500,180
4.63%, 1/7/2021	375,000	420,836
4.65%, 10/17/2021	350,000	396,389
5.30%, 2/11/2021	295,000	340,532
5.38%, 10/20/2016 (a)	26,000	27,779
5.40%, 2/15/2017	550,000	595,230
5.50%, 1/8/2020	350,000	404,487
5.55%, 5/4/2020	200,000	232,879
5.63%, 9/15/2017	550,000	607,909
5.63%, 5/1/2018	870,000	975,959
6.00%, 8/7/2019	350,000	409,219
6.38%, 11/15/2067 (d)	150,000	162,375
HSBC Finance Corp. 6.68%, 1/15/2021	600,000	710,218
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	500,000	513,626
4.00%, 10/15/2023	200,000	214,450
International Lease Finance Corp. 6.75%, 9/1/2016 (c)	450,000	477,000
Invesco Finance PLC 3.13%, 11/30/2022	200,000	201,653
Jefferies Group LLC 6.88%, 4/15/2021	134,000	153,127
JPMorgan Chase & Co.:
1.35%, 2/15/2017	450,000	451,186
1.63%, 5/15/2018	321,000	319,463
1.70%, 3/1/2018	180,000	180,432
1.80%, 1/25/2018	100,000	100,402
2.00%, 8/15/2017	250,000	253,563
2.20%, 10/22/2019	300,000	300,311
2.25%, 1/23/2020	1,000,000	999,733
2.35%, 1/28/2019	250,000	253,889
3.13%, 1/23/2025 (a)	1,250,000	1,245,975
3.15%, 7/5/2016	1,000,000	1,025,505
3.20%, 1/25/2023	600,000	608,998
3.25%, 9/23/2022	600,000	611,872
3.38%, 5/1/2023 (a)	450,000	447,531
3.63%, 5/13/2024	350,000	363,271
3.88%, 2/1/2024	400,000	422,415
3.88%, 9/10/2024	300,000	306,957
4.25%, 10/15/2020	500,000	545,647
4.35%, 8/15/2021	825,000	905,403
4.40%, 7/22/2020	400,000	439,097
4.50%, 1/24/2022	650,000	715,418
4.63%, 5/10/2021	400,000	444,849
4.95%, 3/25/2020	200,000	224,560
6.00%, 1/15/2018	500,000	557,824
6.13%, 6/27/2017	250,000	274,443
6.30%, 4/23/2019	700,000	813,097
Lazard Group LLC:
3.75%, 2/13/2025	100,000	98,913
4.25%, 11/14/2020	71,000	75,837
Legg Mason, Inc.
2.70%, 7/15/2019	150,000	152,276
Leucadia National Corp.
5.50%, 10/18/2023	200,000	204,029
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	600,000	666,301
6.50%, 7/15/2018 (a)	300,000	342,412
6.88%, 11/15/2018	300,000	348,528
Moody’s Corp. 4.50%, 9/1/2022	250,000	271,787
Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	65,604
5.55%, 1/15/2020	246,000	275,223
National Rural Utilities Cooperative Finance Corp.:
1.10%, 1/27/2017	250,000	249,743
2.30%, 11/15/2019	100,000	100,966
2.85%, 1/27/2025	250,000	250,351
4.75%, 4/30/2043 (d)	100,000	100,000
5.45%, 2/1/2018	250,000	277,264
10.38%, 11/1/2018	185,000	239,558
Nomura Holdings, Inc.:
2.00%, 9/13/2016	250,000	252,300
2.75%, 3/19/2019	150,000	153,141
6.70%, 3/4/2020	355,000	424,847
ORIX Corp. 3.75%, 3/9/2017	150,000	155,907
PACCAR Financial Corp.:
1.15%, 8/16/2016	150,000	150,805
1.45%, 3/9/2018	250,000	251,560
2.20%, 9/15/2019	100,000	101,594
PennantPark Investment Corp. 4.50%, 10/1/2019	150,000	152,284
Prospect Capital Corp. 5.00%, 7/15/2019	300,000	310,194

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Royal Bank of Scotland Group PLC 5.63%, 8/24/2020	$250,000	$290,913
Stifel Financial Corp. 4.25%, 7/18/2024	150,000	154,017
Synchrony Financial:
1.88%, 8/15/2017	45,000	45,018
3.00%, 8/15/2019	300,000	305,501
3.75%, 8/15/2021	100,000	103,382
4.25%, 8/15/2024	250,000	261,291
Toyota Motor Credit Corp.:
1.13%, 5/16/2017	200,000	200,453
1.25%, 10/5/2017	500,000	501,271
1.38%, 1/10/2018	250,000	250,964
1.75%, 5/22/2017	300,000	304,646
2.00%, 9/15/2016	50,000	50,971
2.00%, 10/24/2018 (a)	100,000	101,787
2.10%, 1/17/2019	350,000	356,079
2.13%, 7/18/2019 (a)	200,000	203,041
2.15%, 3/12/2020	500,000	505,735
2.63%, 1/10/2023	150,000	151,388
2.75%, 5/17/2021	300,000	309,828
3.30%, 1/12/2022	200,000	211,672
3.40%, 9/15/2021	150,000	160,442
4.25%, 1/11/2021	150,000	166,802
4.50%, 6/17/2020	175,000	196,490
UBS AG of Stamford, CT:
1.38%, 8/14/2017	300,000	299,080
2.35%, 3/26/2020	250,000	250,869
2.38%, 8/14/2019	800,000	811,615
4.88%, 8/4/2020	322,000	364,729
5.75%, 4/25/2018	321,000	358,629
5.88%, 7/15/2016	200,000	211,369
5.88%, 12/20/2017	383,000	425,232
Washington Prime Group LP 3.85%, 4/1/2020 (c)	50,000	50,501

		79,528,924

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
America Movil SAB de CV 5.00%, 10/16/2019	150,000	168,500
AT&T, Inc.:
1.40%, 12/1/2017	400,000	397,016
1.60%, 2/15/2017	200,000	200,599
1.70%, 6/1/2017	250,000	250,863
2.30%, 3/11/2019 (a)	200,000	201,461
2.38%, 11/27/2018	200,000	202,536
2.40%, 8/15/2016	250,000	254,217
2.63%, 12/1/2022 (a)	470,000	457,586
2.95%, 5/15/2016	250,000	255,264
3.00%, 2/15/2022	300,000	300,492
3.88%, 8/15/2021	350,000	371,268
3.90%, 3/11/2024 (a)	150,000	157,300
5.50%, 2/1/2018	848,000	933,450
5.60%, 5/15/2018	150,000	166,584
5.80%, 2/15/2019	350,000	395,460
British Telecommunications PLC:
1.25%, 2/14/2017	250,000	249,967
1.63%, 6/28/2016	250,000	251,746
5.95%, 1/15/2018	100,000	111,720
Harris Corp. 6.38%, 6/15/2019	100,000	114,317
Qwest Corp.:
6.50%, 6/1/2017 (a)	350,000	378,875
6.75%, 12/1/2021	450,000	514,125
Telefonica Emisiones SAU 3.19%, 4/27/2018	200,000	208,081
Verizon Communications, Inc.:
1.10%, 11/1/2017	150,000	148,383
1.35%, 6/9/2017	400,000	399,766
2.00%, 11/1/2016	100,000	101,635
2.45%, 11/1/2022	350,000	337,879
2.50%, 9/15/2016	462,000	471,941
2.55%, 6/17/2019	200,000	204,289
2.63%, 2/21/2020	600,000	609,077
3.00%, 11/1/2021	310,000	314,974
3.45%, 3/15/2021	200,000	209,031
3.50%, 11/1/2021	350,000	365,149
3.50%, 11/1/2024 (a)	250,000	255,746
3.65%, 9/14/2018	800,000	848,963
4.15%, 3/15/2024	250,000	267,865
4.50%, 9/15/2020	748,000	824,814
4.60%, 4/1/2021	250,000	275,773
5.15%, 9/15/2023	2,350,000	2,692,139
5.50%, 2/15/2018	200,000	221,313
6.10%, 4/15/2018	100,000	112,777

		15,202,941

ELECTRIC UTILITIES — 4.1%
Alabama Power Co.
3.55%, 12/1/2023	29,000	31,094
Arizona Public Service Co.
6.25%, 8/1/2016	205,000	219,338
Baltimore Gas & Electric Co.:
3.35%, 7/1/2023	250,000	260,101
5.90%, 10/1/2016	150,000	160,550
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	150,000	151,912
3.75%, 11/15/2023	100,000	106,026
Carolina Power & Light Co. 5.30%, 1/15/2019	100,000	112,230
Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	150,000	173,259
CMS Energy Corp.:
5.05%, 2/15/2018	250,000	273,426
8.75%, 6/15/2019	100,000	125,590
Commonwealth Edison Co.:
3.10%, 11/1/2024	350,000	359,355
3.40%, 9/1/2021	100,000	105,432
4.00%, 8/1/2020	60,000	65,180
5.80%, 3/15/2018	520,000	587,093
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	70,000	77,902
5.85%, 4/1/2018	158,000	178,272
6.65%, 4/1/2019	155,000	183,192
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	102,178
3.13%, 8/31/2024	100,000	102,995
3.38%, 8/15/2023	100,000	105,020
5.65%, 9/15/2018	100,000	112,831
5.65%, 4/15/2020	35,000	40,682
Delmarva Power & Light Co. 3.50%, 11/15/2023	150,000	158,557

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Detroit Edison Co.:
2.65%, 6/15/2022	$150,000	$150,730
3.45%, 10/1/2020	100,000	105,782
Dominion Gas Holdings LLC:
1.05%, 11/1/2016	250,000	250,051
2.50%, 12/15/2019	100,000	101,417
3.60%, 12/15/2024	575,000	596,817
Dominion Resources, Inc.:
2.50%, 12/1/2019	100,000	101,319
3.63%, 12/1/2024	150,000	156,349
DTE Electric Co. 3.65%, 3/15/2024	450,000	481,421
Duke Energy Carolinas LLC:
1.75%, 12/15/2016	100,000	101,577
3.90%, 6/15/2021	150,000	163,497
5.25%, 1/15/2018	200,000	221,314
Duke Energy Corp.:
1.63%, 8/15/2017	100,000	100,951
2.10%, 6/15/2018	250,000	254,457
3.05%, 8/15/2022 (a)	150,000	152,765
3.55%, 9/15/2021	200,000	211,346
6.25%, 6/15/2018	100,000	114,123
Duke Energy Florida, Inc. 5.65%, 6/15/2018 (a)	300,000	339,086
Duke Energy Ohio, Inc.:
3.80%, 9/1/2023	50,000	53,654
5.45%, 4/1/2019	250,000	282,321
Duke Energy Progress, Inc. 2.80%, 5/15/2022	200,000	203,982
Edison International 3.75%, 9/15/2017	350,000	370,072
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	52,061
Entergy Corp. 5.13%, 9/15/2020	300,000	330,432
Entergy Mississippi, Inc. 3.10%, 7/1/2023	250,000	252,955
Entergy Texas, Inc. 7.13%, 2/1/2019	300,000	355,161
Eversource Energy 1.45%, 5/1/2018	250,000	247,660
Exelon Generation Co. LLC:
2.95%, 1/15/2020	250,000	254,117
4.00%, 10/1/2020	100,000	105,445
4.25%, 6/15/2022	100,000	105,016
Florida Power & Light Co.:
2.75%, 6/1/2023	175,000	177,382
5.55%, 11/1/2017	100,000	110,823
Florida Power Corp. 3.10%, 8/15/2021	210,000	220,453
FPL Group Capital, Inc. 6.00%, 3/1/2019	370,000	422,391
Georgia Power Co.:
2.85%, 5/15/2022	200,000	200,213
4.25%, 12/1/2019	110,000	120,582
5.70%, 6/1/2017	100,000	109,578
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	83,434
5.29%, 6/15/2022	250,000	283,997
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	195,354
Interstate Power & Light Co. 3.25%, 12/1/2024	200,000	206,848
ITC Holdings Corp. 3.65%, 6/15/2024	50,000	51,806
Jersey Central Power & Light Co. 7.35%, 2/1/2019	300,000	351,946
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	315,259
Mississippi Power Co. 2.35%, 10/15/2016	250,000	254,459
National Fuel Gas Co. 3.75%, 3/1/2023	175,000	176,945
Nevada Power Co.:
6.50%, 8/1/2018	305,000	350,279
7.13%, 3/15/2019	300,000	355,728
Nisource Finance Corp.:
6.13%, 3/1/2022	250,000	299,620
6.40%, 3/15/2018	250,000	284,247
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	145,862
Ohio Power Co.:
5.38%, 10/1/2021	250,000	294,584
6.05%, 5/1/2018	250,000	282,262
Oncor Electric Delivery Co. LLC:
2.15%, 6/1/2019	250,000	251,209
2.95%, 4/1/2025 (c)	100,000	101,162
4.10%, 6/1/2022	300,000	323,721
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	300,000	292,984
3.50%, 10/1/2020	250,000	264,688
8.25%, 10/15/2018	150,000	183,007
PacifiCorp 2.95%, 2/1/2022	300,000	308,091
Peco Energy Co.:
1.20%, 10/15/2016	83,000	83,143
2.38%, 9/15/2022	100,000	98,196
Pennsylvania Electric Co. 6.05%, 9/1/2017	300,000	329,962
PG&E Corp. 2.40%, 3/1/2019	200,000	201,861
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	53,100
PPL Capital Funding, Inc.:
1.90%, 6/1/2018	60,000	60,066
3.50%, 12/1/2022	150,000	156,139
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	98,908
3.00%, 9/15/2021	100,000	103,291
Progress Energy, Inc.:
4.40%, 1/15/2021	150,000	164,771
7.05%, 3/15/2019	256,000	303,472
PSEG Power LLC 5.13%, 4/15/2020	280,000	311,425
Public Service Co. of Colorado 5.13%, 6/1/2019	200,000	225,495
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	100,000	99,498
2.00%, 8/15/2019	150,000	150,949
2.38%, 5/15/2023	250,000	245,306
3.05%, 11/15/2024	50,000	51,177

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Puget Energy, Inc. 6.00%, 9/1/2021	$200,000	$236,368
San Diego Gas & Electric Co.:
1.91%, 2/1/2022	100,000	100,793
3.00%, 8/15/2021	300,000	312,814
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	224,555
Southern California Edison Co.:
1.85%, 2/1/2022	150,000	150,264
2.40%, 2/1/2022	100,000	99,603
3.88%, 6/1/2021	35,000	38,489
Southern Co.:
2.15%, 9/1/2019	100,000	100,388
2.45%, 9/1/2018	90,000	92,342
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	260,753
Tampa Electric Co. 2.60%, 9/15/2022	150,000	147,366
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	168,895
Tri-State Generation & Transmission Association, Inc. 3.70%, 11/1/2024 (c)	100,000	103,248
Tucson Electric Power Co. 3.05%, 3/15/2025 (c)	100,000	99,723
Union Electric Co.:
3.50%, 4/15/2024	100,000	105,717
6.40%, 6/15/2017	250,000	277,008
6.70%, 2/1/2019	50,000	58,738
Virginia Electric and Power Co.:
2.75%, 3/15/2023	25,000	25,081
3.45%, 2/15/2024	100,000	105,711
5.40%, 4/30/2018	155,000	172,420
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	284,719
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	164,403

		23,093,164

ELECTRICAL EQUIPMENT — 0.3%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	218,643
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	100,082
5.00%, 4/15/2019	200,000	224,691
5.25%, 10/15/2018	60,000	67,454
Jabil Circuit, Inc. 4.70%, 9/15/2022	500,000	515,429
Roper Industries, Inc.:
1.85%, 11/15/2017	80,000	80,497
2.05%, 10/1/2018	250,000	250,984

		1,457,780

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp.:
1.55%, 9/15/2017	100,000	99,863
4.00%, 2/1/2022	150,000	158,413
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	164,805
Avnet, Inc. 6.63%, 9/15/2016	160,000	171,383
Corning, Inc. 1.45%, 11/15/2017	200,000	199,196
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	104,038
Ingram Micro, Inc. 4.95%, 12/15/2024	200,000	206,040
Keysight Technologies, Inc. 3.30%, 10/30/2019 (c)	250,000	251,812
Tech Data Corp. 3.75%, 9/21/2017	100,000	102,961

		1,458,511

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp.:
4.50%, 6/1/2021	50,000	52,444
6.38%, 7/15/2018	250,000	278,439
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	98,485
Halliburton Co.:
1.00%, 8/1/2016	300,000	299,972
2.00%, 8/1/2018	100,000	100,840
3.25%, 11/15/2021 (a)	275,000	284,195
6.15%, 9/15/2019	125,000	145,985
Nabors Industries, Inc.:
2.35%, 9/15/2016	55,000	54,450
4.63%, 9/15/2021	150,000	143,921
9.25%, 1/15/2019	595,000	687,982
National Oilwell Varco, Inc.:
1.35%, 12/1/2017 (a)	150,000	149,191
2.60%, 12/1/2022	105,000	102,259
Oceaneering International, Inc. 4.65%, 11/15/2024	100,000	98,978

		2,497,141

FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.:
1.70%, 12/15/2019	150,000	149,487
2.25%, 2/15/2022	150,000	149,284
5.50%, 3/15/2017	300,000	327,138
CVS Health Corp.:
1.20%, 12/5/2016	250,000	251,091
2.25%, 12/5/2018	139,000	141,981
2.25%, 8/12/2019	200,000	203,312
3.38%, 8/12/2024	250,000	258,374
4.13%, 5/15/2021	250,000	273,550
4.75%, 5/18/2020	300,000	335,847
5.75%, 6/1/2017	317,000	348,060
Kroger Co.:
2.30%, 1/15/2019 (a)	150,000	151,728
3.30%, 1/15/2021	150,000	156,051
3.40%, 4/15/2022	150,000	155,127
6.15%, 1/15/2020	300,000	350,213
6.40%, 8/15/2017	250,000	278,395
Sysco Corp.:
2.35%, 10/2/2019	100,000	101,747
3.00%, 10/2/2021	155,000	159,740
3.50%, 10/2/2024	600,000	620,018
5.38%, 3/17/2019	200,000	226,595
Target Corp. 2.30%, 6/26/2019 (a)	200,000	204,587
Wal-Mart Stores, Inc.:
0.60%, 4/11/2016	550,000	551,088

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.13%, 4/11/2018	$150,000	$150,142
1.95%, 12/15/2018	100,000	102,149
2.55%, 4/11/2023	450,000	451,806
2.80%, 4/15/2016	250,000	256,064
3.25%, 10/25/2020	200,000	213,915
3.30%, 4/22/2024	200,000	211,395
3.63%, 7/8/2020	400,000	434,941
4.13%, 2/1/2019	100,000	109,640
4.25%, 4/15/2021	80,000	89,486
5.38%, 4/5/2017	50,000	54,526
5.80%, 2/15/2018	250,000	282,876
6.75%, 10/15/2023	100,000	129,786
Walgreen Co.:
1.80%, 9/15/2017	150,000	151,527
3.10%, 9/15/2022	125,000	125,553
5.25%, 1/15/2019	250,000	279,247

		8,436,466

FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021	150,000	167,139
5.45%, 3/15/2018	300,000	333,826
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	250,000	257,492
Bunge, Ltd. 8.50%, 6/15/2019	150,000	183,516
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	103,457
3.30%, 3/19/2025	100,000	102,233
4.25%, 4/15/2021	150,000	163,085
ConAgra Foods, Inc.:
1.90%, 1/25/2018	251,000	250,771
3.20%, 1/25/2023 (a)	250,000	245,690
7.00%, 4/15/2019	250,000	291,643
General Mills, Inc.:
2.20%, 10/21/2019	150,000	150,935
3.15%, 12/15/2021	250,000	258,486
3.65%, 2/15/2024	141,000	148,103
5.70%, 2/15/2017	250,000	270,728
Hershey Co. 1.50%, 11/1/2016	250,000	252,404
Ingredion, Inc. 1.80%, 9/25/2017	150,000	149,649
JM Smucker Co.:
1.75%, 3/15/2018 (c)	60,000	60,427
2.50%, 3/15/2020 (c)	250,000	253,669
3.00%, 3/15/2022 (c)	50,000	50,737
3.50%, 10/15/2021	300,000	315,108
3.50%, 3/15/2025 (c)	100,000	102,428
Kellogg Co.:
1.75%, 5/17/2017	200,000	201,768
1.88%, 11/17/2016	200,000	202,633
3.25%, 5/21/2018	35,000	36,593
4.15%, 11/15/2019	150,000	162,471
4.45%, 5/30/2016	300,000	311,918
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	325,000	330,853
3.50%, 6/6/2022	250,000	258,290
5.38%, 2/10/2020	150,000	169,420
6.13%, 8/23/2018	150,000	170,030
McCormick & Co., Inc. 3.50%, 9/1/2023	107,000	114,020
Mondelez International, Inc.:
2.25%, 2/1/2019	250,000	252,917
5.38%, 2/10/2020	110,000	125,212
6.13%, 2/1/2018	300,000	337,155
Tyson Foods, Inc.:
2.65%, 8/15/2019	200,000	204,605
3.95%, 8/15/2024	192,000	202,023
4.50%, 6/15/2022	200,000	220,249
Unilever Capital Corp.:
0.85%, 8/2/2017	150,000	149,561
2.20%, 3/6/2019	250,000	255,731
4.25%, 2/10/2021	150,000	167,723

		7,984,698

GAS UTILITIES — 0.1%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	148,203
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	186,087
ONE Gas, Inc. 2.07%, 2/1/2019	150,000	151,321
Southern California Gas Co.:
3.15%, 9/15/2024	100,000	103,292
5.45%, 4/15/2018	150,000	168,235

		757,138

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc.:
1.85%, 1/15/2017	200,000	202,731
1.85%, 6/15/2018	100,000	100,830
2.40%, 8/15/2022	200,000	192,330
3.20%, 6/15/2023	350,000	354,100
4.50%, 8/15/2019	150,000	165,782
Becton Dickinson and Co.:
1.75%, 11/8/2016 (a)	300,000	303,342
1.80%, 12/15/2017	500,000	503,733
2.68%, 12/15/2019	200,000	204,439
3.13%, 11/8/2021	150,000	153,593
3.25%, 11/12/2020	250,000	259,815
Boston Scientific Corp.:
6.00%, 1/15/2020	250,000	287,109
6.40%, 6/15/2016	275,000	291,349
C.R. Bard, Inc. 1.38%, 1/15/2018	100,000	99,434
CareFusion Corp.:
3.30%, 3/1/2023	100,000	98,877
3.88%, 5/15/2024	150,000	156,082
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	101,398
4.20%, 6/15/2020	300,000	331,282
6.00%, 10/15/2017	200,000	221,876
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	106,793
Edwards Lifesciences Corp. 2.88%, 10/15/2018	150,000	154,031
Johnson & Johnson 2.95%, 9/1/2020	250,000	265,093
Medtronic, Inc.:
1.50%, 3/15/2018 (c)	100,000	100,453
2.50%, 3/15/2020 (c)	975,000	996,226
2.75%, 4/1/2023	200,000	200,517
3.13%, 3/15/2022	250,000	257,792

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.15%, 3/15/2022 (c)	$300,000	$310,717
3.63%, 3/15/2024	200,000	211,355
4.45%, 3/15/2020	185,000	205,397
Stryker Corp.:
2.00%, 9/30/2016	300,000	305,000
3.38%, 5/15/2024	100,000	102,642
Zimmer Holdings, Inc.:
2.00%, 4/1/2018	105,000	105,815
2.70%, 4/1/2020	250,000	253,507
3.15%, 4/1/2022	250,000	253,146
3.38%, 11/30/2021	150,000	153,914
3.55%, 4/1/2025	250,000	255,112

		8,265,612

HEALTH CARE PROVIDERS & SERVICES — 1.9%
Aetna, Inc.:
1.50%, 11/15/2017	50,000	50,178
2.20%, 3/15/2019	200,000	202,037
2.75%, 11/15/2022	50,000	50,056
3.50%, 11/15/2024	100,000	103,950
3.95%, 9/1/2020	155,000	167,167
AmerisourceBergen Corp.:
3.40%, 5/15/2024	150,000	153,665
4.88%, 11/15/2019	250,000	278,350
Anthem, Inc.:
1.88%, 1/15/2018	100,000	100,601
2.25%, 8/15/2019	200,000	200,281
3.13%, 5/15/2022	275,000	276,602
3.30%, 1/15/2023	50,000	50,744
3.50%, 8/15/2024	150,000	153,738
4.35%, 8/15/2020	300,000	327,324
5.88%, 6/15/2017	300,000	327,971
7.00%, 2/15/2019	45,000	52,982
Cardinal Health, Inc.:
1.70%, 3/15/2018	100,000	100,336
2.40%, 11/15/2019	100,000	101,068
3.20%, 3/15/2023	150,000	152,288
3.50%, 11/15/2024	100,000	103,371
Catholic Health Initiatives 2.95%, 11/1/2022	325,000	323,178
CIGNA Corp.:
2.75%, 11/15/2016	300,000	309,390
3.25%, 4/15/2025	100,000	101,995
4.00%, 2/15/2022	50,000	54,287
4.50%, 3/15/2021	150,000	166,066
5.13%, 6/15/2020	150,000	170,863
Coventry Health Care, Inc.:
5.45%, 6/15/2021	190,000	219,405
5.95%, 3/15/2017	200,000	218,481
Dignity Health 2.64%, 11/1/2019	75,000	76,336
Express Scripts Holding Co.:
2.25%, 6/15/2019	100,000	100,415
2.65%, 2/15/2017	350,000	358,597
3.13%, 5/15/2016	200,000	205,054
3.90%, 2/15/2022	200,000	211,952
4.75%, 11/15/2021	250,000	280,786
7.25%, 6/15/2019	60,000	71,902
Howard Hughes Medical Institute 3.50%, 9/1/2023	200,000	213,009
Humana, Inc.:
3.85%, 10/1/2024	450,000	470,223
7.20%, 6/15/2018	60,000	69,673
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	67,850
2.50%, 11/1/2018	150,000	152,668
2.63%, 2/1/2020	100,000	100,674
3.13%, 5/15/2016	250,000	255,609
3.20%, 2/1/2022	200,000	198,379
3.60%, 2/1/2025	150,000	150,809
Owens & Minor, Inc. 3.88%, 9/15/2021	50,000	51,203
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	100,000	100,479
2.70%, 4/1/2019	200,000	203,226
3.50%, 3/30/2025	100,000	100,550
4.70%, 4/1/2021	150,000	164,547
4.75%, 1/30/2020	200,000	220,582
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	67,541
1.63%, 3/15/2019	50,000	49,865
1.88%, 11/15/2016	250,000	254,172
2.30%, 12/15/2019	100,000	101,674
2.75%, 2/15/2023	200,000	201,605
2.88%, 12/15/2021	100,000	102,450
2.88%, 3/15/2022	200,000	204,195
3.38%, 11/15/2021	250,000	263,933
3.88%, 10/15/2020	250,000	271,118
4.70%, 2/15/2021	200,000	224,890
6.00%, 2/15/2018	290,000	327,745

		10,410,085

HOTELS, RESTAURANTS & LEISURE — 0.7%
Brinker International, Inc. 3.88%, 5/15/2023	100,000	99,734
Carnival Corp.:
1.88%, 12/15/2017	250,000	249,460
3.95%, 10/15/2020	300,000	318,284
Darden Restaurants, Inc. 6.45%, 10/15/2017	150,000	163,877
Hyatt Hotels Corp. 3.38%, 7/15/2023	60,000	60,598
Marriott International, Inc.:
3.13%, 10/15/2021	100,000	102,294
3.38%, 10/15/2020	167,000	174,404
6.38%, 6/15/2017	150,000	164,848
McDonald’s Corp.:
2.63%, 1/15/2022	150,000	150,200
3.25%, 6/10/2024 (a)	150,000	155,642
3.50%, 7/15/2020	55,000	58,903
3.63%, 5/20/2021	50,000	53,546
5.00%, 2/1/2019 (a)	200,000	223,789
5.30%, 3/15/2017	40,000	43,341
5.35%, 3/1/2018	190,000	211,470
5.80%, 10/15/2017	150,000	167,055
Starbucks Corp.:
3.85%, 10/1/2023	250,000	271,468
6.25%, 8/15/2017	150,000	167,261
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	285,981
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	100,729
3.90%, 3/1/2023	5,000	5,089

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.63%, 3/1/2021	$250,000	$282,352
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	31,156
3.88%, 11/1/2023	100,000	103,180
5.30%, 9/15/2019	150,000	167,095
6.25%, 3/15/2018	55,000	61,670

		3,873,426

HOUSEHOLD DURABLES — 0.2%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	101,373
Mohawk Industries, Inc. 3.85%, 2/1/2023	150,000	152,338
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	100,000	101,501
6.25%, 4/15/2018	150,000	168,547
NVR, Inc. 3.95%, 9/15/2022	250,000	258,677
Whirlpool Corp.:
1.65%, 11/1/2017	50,000	50,244
4.85%, 6/15/2021	50,000	55,421
6.50%, 6/15/2016	250,000	266,409

		1,154,510

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co. 3.80%, 11/15/2021	250,000	269,307
Colgate-Palmolive Co.:
1.50%, 11/1/2018	100,000	100,547
1.75%, 3/15/2019	100,000	100,092
1.95%, 2/1/2023	200,000	192,450
2.30%, 5/3/2022	150,000	149,384
2.95%, 11/1/2020	250,000	262,137
Kimberly-Clark Corp.:
1.85%, 3/1/2020	100,000	100,019
1.90%, 5/22/2019	200,000	201,785
2.65%, 3/1/2025	150,000	149,828
3.63%, 8/1/2020	85,000	91,837
7.50%, 11/1/2018	195,000	234,431
Procter & Gamble Co.:
1.45%, 8/15/2016	250,000	252,600
1.90%, 11/1/2019	400,000	404,823
2.30%, 2/6/2022	250,000	250,895
3.10%, 8/15/2023	150,000	157,533
4.70%, 2/15/2019	250,000	279,723
Tupperware Brands Corp. 4.75%, 6/1/2021	100,000	107,703

		3,305,094

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.65%, 5/15/2018	300,000	334,449

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.:
1.00%, 6/26/2017	220,000	220,792
2.00%, 6/26/2022	150,000	147,872
Cooper US, Inc. 3.88%, 12/15/2020	150,000	157,517
Crane Co. 2.75%, 12/15/2018	100,000	102,725
GE Capital Trust I 6.38%, 11/15/2067 (d)	600,000	649,500
General Electric Co.:
2.70%, 10/9/2022	500,000	509,121
3.38%, 3/11/2024	100,000	105,632
5.25%, 12/6/2017	710,000	783,891
Koninklijke Philips NV:
3.75%, 3/15/2022	200,000	210,210
5.75%, 3/11/2018	300,000	335,821
Pentair Finance SA:
1.88%, 9/15/2017	150,000	150,244
5.00%, 5/15/2021	150,000	168,569
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,658
3.50%, 2/3/2022	100,000	104,719
6.55%, 10/1/2017	210,000	235,502

		3,922,773

INSURANCE — 3.4%
ACE INA Holdings, Inc.:
3.35%, 5/15/2024	150,000	156,191
5.70%, 2/15/2017	100,000	108,583
5.90%, 6/15/2019	155,000	179,086
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	115,589
Aflac, Inc.:
2.40%, 3/16/2020	150,000	152,066
2.65%, 2/15/2017	250,000	257,362
3.25%, 3/17/2025	100,000	101,593
3.63%, 11/15/2024	200,000	208,620
8.50%, 5/15/2019	145,000	183,599
Alleghany Corp.
4.95%, 6/27/2022	100,000	111,202
Allied World Assurance Co., Ltd.
7.50%, 8/1/2016	100,000	107,948
Allstate Corp. 5.75%, 8/15/2053 (d)	350,000	379,750
American International Group, Inc.:
2.30%, 7/16/2019	250,000	252,750
3.38%, 8/15/2020	200,000	210,536
4.13%, 2/15/2024	100,000	108,435
4.88%, 6/1/2022	115,000	130,369
5.60%, 10/18/2016	700,000	747,551
5.85%, 1/16/2018	625,000	698,987
6.40%, 12/15/2020	250,000	302,334
Aon Corp. 3.13%, 5/27/2016	300,000	307,279
AON Corp. 5.00%, 9/30/2020	225,000	253,406
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	100,000	106,999
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	114,197
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	250,000	250,862
1.30%, 5/15/2018	100,000	100,296
1.60%, 5/15/2017	100,000	101,411
2.90%, 10/15/2020	300,000	316,091
3.00%, 5/15/2022	100,000	103,685
4.25%, 1/15/2021 (a)	100,000	111,973
5.40%, 5/15/2018	220,000	247,846

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	$150,000	$151,540
1.90%, 1/31/2017	200,000	203,890
2.10%, 8/14/2019	200,000	203,983
2.20%, 8/15/2016	250,000	255,018
3.00%, 2/11/2023 (a)	150,000	155,286
3.40%, 1/31/2022	150,000	159,560
3.75%, 8/15/2021	80,000	87,454
Brown & Brown, Inc. 4.20%, 9/15/2024	100,000	101,892
Chubb Corp. 6.38%, 3/29/2067 (d)	195,000	206,700
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	172,886
6.50%, 8/15/2016	150,000	160,514
Fidelity National Financial, Inc. 5.50%, 9/1/2022	200,000	218,370
First American Financial Corp. 4.30%, 2/1/2023	100,000	100,769
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	150,000	171,284
5.50%, 3/30/2020	250,000	285,332
6.30%, 3/15/2018	300,000	338,378
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	107,850
Kemper Corp. 4.35%, 2/15/2025	150,000	151,613
Lincoln National Corp.:
7.00%, 5/17/2066 (b)(d)	600,000	576,000
8.75%, 7/1/2019 (b)	300,000	377,543
Loews Corp. 2.63%, 5/15/2023 (a)	100,000	96,729
Markel Corp.:
3.63%, 3/30/2023	150,000	153,052
7.13%, 9/30/2019	150,000	179,154
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	200,000	202,107
2.35%, 3/6/2020	200,000	202,239
2.55%, 10/15/2018	75,000	76,869
4.80%, 7/15/2021	50,000	56,272
MetLife, Inc.:
1.90%, 12/15/2017	250,000	252,970
3.00%, 3/1/2025	100,000	100,657
3.05%, 12/15/2022	150,000	153,578
3.60%, 4/10/2024	200,000	210,995
4.37%, 9/15/2023	200,000	222,062
4.75%, 2/8/2021	300,000	339,221
6.75%, 6/1/2016	315,000	336,115
6.82%, 8/15/2018	150,000	175,031
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	104,960
Old Republic International Corp. 4.88%, 10/1/2024	100,000	105,741
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	105,352
PartnerRe, Ltd. 5.50%, 6/1/2020	100,000	113,436
Principal Financial Group, Inc. 8.88%, 5/15/2019	250,000	313,432
ProAssurance Corp. 5.30%, 11/15/2023	100,000	111,067
Progressive Corp. 3.75%, 8/23/2021	150,000	163,087
Prudential Financial, Inc.:
2.30%, 8/15/2018	130,000	132,403
2.35%, 8/15/2019	100,000	100,930
3.00%, 5/12/2016	250,000	255,363
3.50%, 5/15/2024	200,000	205,458
4.50%, 11/15/2020	100,000	110,284
4.50%, 11/16/2021	50,000	55,438
5.63%, 6/15/2043 (b)(d)	500,000	535,000
5.88%, 9/15/2042 (d)	250,000	271,250
7.38%, 6/15/2019	250,000	301,956
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	291,943
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	50,000	50,192
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	107,761
Torchmark Corp. 3.80%, 9/15/2022	75,000	78,302
Travelers Cos., Inc.:
5.80%, 5/15/2018	105,000	118,537
6.25%, 6/20/2016	320,000	340,075
Trinity Acquisition PLC 4.63%, 8/15/2023	150,000	159,538
Unum Group 7.13%, 9/30/2016	100,000	108,442
Voya Financial, Inc.:
2.90%, 2/15/2018	300,000	309,167
5.50%, 7/15/2022	100,000	115,172
Willis North America, Inc. 6.20%, 3/28/2017	250,000	269,346
WR Berkley Corp. 4.63%, 3/15/2022	150,000	162,424
XLIT, Ltd.:
2.30%, 12/15/2018	200,000	202,251
4.45%, 3/31/2025	200,000	201,881
5.75%, 10/1/2021	100,000	117,447

		19,087,144

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc.:
4.50%, 8/15/2024 (a)	100,000	101,020
5.95%, 8/15/2020	200,000	225,093
Priceline Group, Inc. 3.65%, 3/15/2025 (a)	100,000	101,366

		427,479

INTERNET SOFTWARE & SERVICES — 0.8%
Alibaba Group Holding, Ltd.:
1.63%, 11/28/2017 (c)	100,000	100,072
2.50%, 11/28/2019 (c)	600,000	599,313
3.13%, 11/28/2021 (c)	200,000	200,808
3.60%, 11/28/2024 (c)	333,000	333,175
Amazon.com, Inc.:
1.20%, 11/29/2017	150,000	149,581
2.50%, 11/29/2022	300,000	294,782
2.60%, 12/5/2019	200,000	204,305
3.30%, 12/5/2021	100,000	103,767
3.80%, 12/5/2024 (a)	300,000	315,470
Baidu, Inc.:
2.25%, 11/28/2017	200,000	201,716

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

2.75%, 6/9/2019	$150,000	$151,385
3.25%, 8/6/2018	150,000	155,264
3.50%, 11/28/2022	150,000	152,692
eBay, Inc.:
2.20%, 8/1/2019 (a)	250,000	249,731
2.60%, 7/15/2022	150,000	142,932
2.88%, 8/1/2021 (a)	150,000	149,559
3.25%, 10/15/2020	150,000	154,973
3.45%, 8/1/2024 (a)	480,000	473,080
Google, Inc.:
3.38%, 2/25/2024	150,000	159,143
3.63%, 5/19/2021	150,000	163,767

		4,455,515

IT SERVICES — 0.5%
Broadridge Financial Solutions, Inc. 3.95%, 9/1/2020	100,000	105,608
Fiserv, Inc.:
3.50%, 10/1/2022	250,000	257,552
4.63%, 10/1/2020	150,000	163,658
6.80%, 11/20/2017	150,000	168,778
MasterCard, Inc. 3.38%, 4/1/2024	370,000	388,836
Xerox Corp.:
2.75%, 9/1/2020	150,000	149,955
2.80%, 5/15/2020	300,000	302,484
2.95%, 3/15/2017	340,000	349,418
4.50%, 5/15/2021 (a)	250,000	270,448
5.63%, 12/15/2019 (a)	250,000	282,975
6.35%, 5/15/2018 (a)	150,000	169,489
6.75%, 2/1/2017	100,000	109,443

		2,718,644

LEISURE PRODUCTS — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	75,000	75,749
Mattel, Inc.:
2.35%, 5/6/2019 (a)	100,000	99,705
3.15%, 3/15/2023	150,000	148,093

		323,547

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	277,011
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/2017	200,000	199,974
2.25%, 8/15/2016	400,000	406,372
2.40%, 2/1/2019	250,000	252,047
3.15%, 1/15/2023	300,000	302,346
3.30%, 2/15/2022	250,000	255,943
3.60%, 8/15/2021	250,000	261,528
4.15%, 2/1/2024	100,000	107,212
4.50%, 3/1/2021	200,000	219,493

		2,281,926

MACHINERY — 0.9%
Caterpillar, Inc.:
1.50%, 6/26/2017	150,000	151,531
2.60%, 6/26/2022	175,000	175,187
3.40%, 5/15/2024	200,000	209,641
3.90%, 5/27/2021	255,000	279,733
5.70%, 8/15/2016	300,000	319,988
7.90%, 12/15/2018	250,000	302,585
Cummins, Inc. 3.65%, 10/1/2023	150,000	160,101
Danaher Corp.:
2.30%, 6/23/2016	200,000	203,961
5.40%, 3/1/2019	250,000	283,319
Deere & Co. 2.60%, 6/8/2022	250,000	250,582
Dover Corp. 4.30%, 3/1/2021	250,000	277,044
Eaton Corp.:
1.50%, 11/2/2017	200,000	200,318
2.75%, 11/2/2022	200,000	200,364
6.95%, 3/20/2019	150,000	176,154
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	150,000	151,324
3.38%, 9/15/2021	45,000	47,929
6.25%, 4/1/2019	250,000	290,903
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	205,056
4.25%, 6/15/2023	200,000	213,952
Joy Global, Inc. 5.13%, 10/15/2021 (a)	178,000	198,339
Kennametal, Inc. 2.65%, 11/1/2019	100,000	101,078
Parker-Hannifin Corp. 3.30%, 11/21/2024	150,000	157,127
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	100,000	101,135
3.40%, 12/1/2021	100,000	105,027
Timken Co.
3.88%, 9/1/2024 (c)	105,000	107,295
Xylem, Inc.:
3.55%, 9/20/2016	300,000	309,895
4.88%, 10/1/2021	50,000	55,109

		5,234,677

MEDIA — 3.9%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	250,000	252,785
4.00%, 10/1/2023	100,000	107,975
4.50%, 2/15/2021	200,000	220,270
6.90%, 3/1/2019	280,000	329,975
8.00%, 10/17/2016	100,000	110,444
CBS Corp.:
1.95%, 7/1/2017	100,000	100,644
3.38%, 3/1/2022	150,000	152,169
4.30%, 2/15/2021	100,000	107,884
5.75%, 4/15/2020	450,000	517,089
CC Holdings GS V LLC:
2.38%, 12/15/2017	100,000	100,847
3.85%, 4/15/2023	100,000	101,632
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	600,000	873,198
Comcast Cable Communications LLC 8.88%, 5/1/2017	600,000	695,717
Comcast Corp.:
2.85%, 1/15/2023	200,000	203,032
3.13%, 7/15/2022	200,000	207,154
5.15%, 3/1/2020	200,000	229,097
5.70%, 5/15/2018	315,000	354,861
5.70%, 7/1/2019	200,000	231,097

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.88%, 2/15/2018	$200,000	$224,907
6.50%, 1/15/2017	250,000	274,281
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018	200,000	199,819
2.40%, 3/15/2017	200,000	203,622
Series WI 3.80%, 3/15/2022	250,000	258,920
3.95%, 1/15/2025 (a)	500,000	515,504
4.45%, 4/1/2024	150,000	160,164
4.60%, 2/15/2021	150,000	162,932
5.00%, 3/1/2021	150,000	166,357
5.20%, 3/15/2020	250,000	280,954
5.88%, 10/1/2019	250,000	287,702
Discovery Communications LLC:
3.30%, 5/15/2022	150,000	150,346
3.45%, 3/15/2025	50,000	49,777
4.38%, 6/15/2021	200,000	214,569
5.05%, 6/1/2020	200,000	222,253
5.63%, 8/15/2019	100,000	113,415
Graham Holdings Co. 7.25%, 2/1/2019	100,000	112,664
Grupo Televisa SAB 6.00%, 5/15/2018 (a)	300,000	334,500
Historic TW, Inc.:
6.88%, 6/15/2018	300,000	347,378
9.15%, 2/1/2023	300,000	411,188
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	100,000	100,744
3.75%, 2/15/2023	300,000	310,694
4.20%, 4/15/2024	300,000	317,745
NBCUniversal Media LLC:
2.88%, 4/1/2016	100,000	102,207
2.88%, 1/15/2023	200,000	202,818
4.38%, 4/1/2021	300,000	334,242
5.15%, 4/30/2020	210,000	241,519
Omnicom Group, Inc.:
3.63%, 5/1/2022	300,000	316,526
4.45%, 8/15/2020	250,000	274,678
5.90%, 4/15/2016	200,000	209,660
Reed Elsevier Capital, Inc.:
3.13%, 10/15/2022	100,000	100,273
8.63%, 1/15/2019	150,000	184,070
Scripps Networks Interactive, Inc. 3.90%, 11/15/2024	250,000	258,274
Thomson Reuters Corp.:
1.30%, 2/23/2017	150,000	149,980
1.65%, 9/29/2017	300,000	300,680
3.85%, 9/29/2024	150,000	154,680
3.95%, 9/30/2021	200,000	214,577
4.30%, 11/23/2023	200,000	215,120
6.50%, 7/15/2018	405,000	463,648
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	267,239
4.13%, 2/15/2021	200,000	214,496
5.00%, 2/1/2020	200,000	222,857
5.85%, 5/1/2017	375,000	407,869
6.75%, 7/1/2018	500,000	574,640
8.25%, 4/1/2019	500,000	611,444
8.75%, 2/14/2019	200,000	247,272
Time Warner Cos., Inc. 7.25%, 10/15/2017	100,000	114,117
Time Warner, Inc.:
2.10%, 6/1/2019	150,000	149,844
3.40%, 6/15/2022	50,000	51,439
3.55%, 6/1/2024	200,000	206,600
4.70%, 1/15/2021	300,000	333,205
4.75%, 3/29/2021	150,000	166,687
4.88%, 3/15/2020	300,000	335,597
5.88%, 11/15/2016	290,000	312,410
Viacom, Inc.:
2.50%, 12/15/2016	100,000	102,261
2.50%, 9/1/2018	100,000	101,533
2.75%, 12/15/2019	200,000	201,938
3.13%, 6/15/2022	250,000	249,863
3.25%, 3/15/2023	100,000	98,391
3.50%, 4/1/2017	100,000	103,812
3.88%, 12/15/2021	250,000	262,014
6.25%, 4/30/2016	400,000	422,255
Walt Disney Co.:
0.88%, 5/30/2017	200,000	199,863
1.13%, 2/15/2017	300,000	301,769
1.85%, 5/30/2019	100,000	100,697
2.35%, 12/1/2022	250,000	249,942
2.55%, 2/15/2022	150,000	151,101
2.75%, 8/16/2021	100,000	103,702
3.75%, 6/1/2021	200,000	217,470
5.50%, 3/15/2019	300,000	343,729
WPP Finance 2010:
3.63%, 9/7/2022	150,000	156,070
4.75%, 11/21/2021	125,000	140,267

		21,761,650

METALS & MINING — 2.0%
Barrick Gold Corp.:
3.85%, 4/1/2022	250,000	243,954
4.10%, 5/1/2023 (a)	400,000	393,151
6.95%, 4/1/2019 (a)	270,000	315,737
Barrick North America Finance LLC 4.40%, 5/30/2021	350,000	358,029
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	250,000	253,274
1.88%, 11/21/2016	300,000	304,959
2.05%, 9/30/2018	250,000	254,641
2.88%, 2/24/2022	200,000	203,283
3.25%, 11/21/2021	250,000	260,219
3.85%, 9/30/2023	200,000	213,704
5.40%, 3/29/2017	100,000	108,611
6.50%, 4/1/2019	200,000	235,226
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	40,563
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018 (a)	250,000	248,880
3.10%, 3/15/2020 (a)	250,000	243,751
3.55%, 3/1/2022	800,000	739,343
3.88%, 3/15/2023	350,000	325,430
Goldcorp, Inc.:
2.13%, 3/15/2018	150,000	150,822
3.63%, 6/9/2021	750,000	762,148
Kinross Gold Corp. 5.95%, 3/15/2024	83,000	77,358
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	250,000	241,247
5.13%, 10/1/2019	100,000	109,652

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Nucor Corp.:
4.00%, 8/1/2023 (a)	$150,000	$157,580
5.75%, 12/1/2017	250,000	278,314
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	250,000	251,405
1.63%, 8/21/2017	100,000	100,538
2.00%, 3/22/2017	150,000	152,077
2.25%, 12/14/2018	200,000	202,906
2.88%, 8/21/2022 (a)	150,000	148,536
3.50%, 3/22/2022	100,000	103,008
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016 (a)	150,000	152,668
2.50%, 5/20/2016	150,000	152,745
3.50%, 11/2/2020 (a)	200,000	211,157
3.75%, 9/20/2021	250,000	264,330
4.13%, 5/20/2021	150,000	161,781
6.50%, 7/15/2018	275,000	316,247
9.00%, 5/1/2019	400,000	507,886
Southern Copper Corp. 3.50%, 11/8/2022 (a)	89,000	89,095
Teck Resources, Ltd.:
3.75%, 2/1/2023 (a)	250,000	234,057
4.50%, 1/15/2021	600,000	600,697
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	850,000	816,738
5.63%, 9/15/2019 (a)	360,000	383,261

		11,369,008

MULTI-UTILITIES — 0.6%
American Water Capital Corp. 3.85%, 3/1/2024	150,000	161,054
Berkshire Hathaway Energy 5.75%, 4/1/2018	390,000	437,430
Black Hills Corp. 4.25%, 11/30/2023	100,000	107,058
Dominion Resources, Inc.:
4.45%, 3/15/2021	250,000	276,441
6.40%, 6/15/2018	250,000	285,798
Entergy Arkansas, Inc. 3.75%, 2/15/2021	200,000	212,758
Eversource Energy:
3.15%, 1/15/2025	200,000	200,604
4.50%, 11/15/2019	150,000	164,279
MidAmerican Energy Co.:
2.40%, 3/15/2019	150,000	153,659
3.50%, 10/15/2024	100,000	106,424
Sempra Energy:
2.40%, 3/15/2020	100,000	101,263
4.05%, 12/1/2023	20,000	21,578
6.15%, 6/15/2018	300,000	340,129
6.50%, 6/1/2016	95,000	101,070
9.80%, 2/15/2019	75,000	96,186
Xcel Energy, Inc. 4.70%, 5/15/2020	450,000	497,594

		3,263,325

MULTILINE RETAIL — 0.5%
Kohl’s Corp.:
4.00%, 11/1/2021 (a)	150,000	158,810
4.75%, 12/15/2023	200,000	218,418
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	285,000	282,847
3.88%, 1/15/2022	240,000	254,094
4.38%, 9/1/2023	90,000	98,611
Nordstrom, Inc. 6.25%, 1/15/2018	300,000	336,728
Target Corp.:
2.90%, 1/15/2022	200,000	205,554
3.50%, 7/1/2024	200,000	212,456
5.38%, 5/1/2017	250,000	272,835
5.88%, 7/15/2016	200,000	213,102
6.00%, 1/15/2018	260,000	293,639

		2,547,094

OIL, GAS & CONSUMABLE FUELS — 9.3%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024 (a)	200,000	201,343
5.95%, 9/15/2016	300,000	319,791
6.38%, 9/15/2017	300,000	334,302
6.95%, 6/15/2019	155,000	182,529
8.70%, 3/15/2019	150,000	184,971
ANR Pipeline Co. 9.63%, 11/1/2021	100,000	139,628
Apache Corp.:
2.63%, 1/15/2023	125,000	120,218
3.25%, 4/15/2022	145,000	146,919
3.63%, 2/1/2021	300,000	314,359
6.90%, 9/15/2018	150,000	173,968
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	220,497
Boardwalk Pipelines LP:
4.95%, 12/15/2024	250,000	251,242
5.75%, 9/15/2019	150,000	160,135
BP Capital Markets PLC:
1.38%, 11/6/2017	200,000	199,684
1.38%, 5/10/2018	200,000	198,742
1.67%, 2/13/2018	150,000	150,674
1.85%, 5/5/2017	250,000	253,033
2.24%, 5/10/2019	200,000	201,497
2.24%, 9/26/2018	250,000	254,022
2.25%, 11/1/2016	250,000	254,860
2.32%, 2/13/2020 (a)	300,000	302,191
2.50%, 11/6/2022	100,000	97,068
2.52%, 1/15/2020 (a)	205,000	208,385
2.75%, 5/10/2023	350,000	341,194
3.06%, 3/17/2022	350,000	356,307
3.25%, 5/6/2022	300,000	306,531
3.51%, 3/17/2025	100,000	102,222
3.54%, 11/4/2024 (a)	100,000	102,222
3.56%, 11/1/2021	130,000	136,902
3.81%, 2/10/2024	200,000	208,724
3.99%, 9/26/2023	100,000	105,836
4.74%, 3/11/2021	255,000	284,517
4.75%, 3/10/2019	175,000	192,274
British Transco Finance, Inc. 6.63%, 6/1/2018	100,000	115,342
Buckeye Partners LP:
2.65%, 11/15/2018	150,000	147,787
4.88%, 2/1/2021	250,000	266,698
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018	300,000	298,109
3.45%, 11/15/2021	250,000	251,056
5.70%, 5/15/2017	205,000	221,985

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Cenovus Energy, Inc.:
3.00%, 8/15/2022	$250,000	$237,191
5.70%, 10/15/2019	100,000	111,485
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	71,559
6.15%, 5/1/2016	250,000	263,537
Chevron Corp.:
0.89%, 6/24/2016	200,000	200,567
1.10%, 12/5/2017	250,000	249,651
1.37%, 3/2/2018	200,000	200,754
1.72%, 6/24/2018	750,000	758,866
1.96%, 3/3/2020	200,000	200,969
2.19%, 11/15/2019	500,000	509,056
2.36%, 12/5/2022	300,000	294,845
2.43%, 6/24/2020	200,000	204,789
3.19%, 6/24/2023	350,000	362,693
4.95%, 3/3/2019	205,000	230,125
ConocoPhillips:
5.20%, 5/15/2018	200,000	222,920
5.75%, 2/1/2019	360,000	412,350
6.00%, 1/15/2020	450,000	530,087
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	268,384
ConocoPhillips Co.:
2.40%, 12/15/2022	100,000	97,358
2.88%, 11/15/2021	200,000	204,136
3.35%, 11/15/2024	200,000	205,961
Continental Resources, Inc.:
4.50%, 4/15/2023	500,000	480,946
5.00%, 9/15/2022 (a)	300,000	294,995
Devon Energy Corp.:
3.25%, 5/15/2022 (a)	100,000	101,213
6.30%, 1/15/2019	300,000	344,163
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	161,638
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	150,000	161,444
Enable Midstream Partners LP 3.90%, 5/15/2024 (c)	200,000	192,791
Enbridge Energy Partners LP:
5.20%, 3/15/2020	250,000	275,440
9.88%, 3/1/2019	250,000	313,838
Enbridge, Inc. 5.60%, 4/1/2017	250,000	269,313
EnCana Corp. 6.50%, 5/15/2019	310,000	355,315
Energy Transfer Partners LP:
3.60%, 2/1/2023	500,000	495,498
4.05%, 3/15/2025	200,000	202,357
4.15%, 10/1/2020	150,000	157,498
5.20%, 2/1/2022 (a)	250,000	271,990
6.70%, 7/1/2018	250,000	283,547
EnLink Midstream Partners LP 2.70%, 4/1/2019	260,000	259,747
Ensco PLC:
4.50%, 10/1/2024 (a)	200,000	192,465
4.70%, 3/15/2021	425,000	428,818
5.20%, 3/15/2025	100,000	100,513
Enterprise Products Operating LLC:
2.55%, 10/15/2019	200,000	201,888
3.35%, 3/15/2023	250,000	252,835
3.90%, 2/15/2024	100,000	104,371
4.05%, 2/15/2022	100,000	105,944
5.20%, 9/1/2020 (a)	150,000	168,971
5.25%, 1/31/2020	100,000	112,312
6.30%, 9/15/2017	310,000	344,095
6.50%, 1/31/2019	300,000	345,033
8.38%, 8/1/2066 (d)	100,000	105,000
EOG Resources, Inc.:
2.45%, 4/1/2020	250,000	254,353
2.63%, 3/15/2023 (a)	200,000	198,462
3.15%, 4/1/2025	100,000	102,426
4.40%, 6/1/2020	250,000	277,028
5.63%, 6/1/2019	200,000	229,048
EQT Corp.:
4.88%, 11/15/2021	215,000	227,432
8.13%, 6/1/2019	150,000	180,048
EQT Midstream Partners LP 4.00%, 8/1/2024	55,000	54,857
Exxon Mobil Corp.:
0.92%, 3/15/2017	150,000	150,186
1.31%, 3/6/2018	250,000	250,875
1.82%, 3/15/2019	300,000	303,069
1.91%, 3/6/2020	250,000	252,155
2.40%, 3/6/2022	300,000	304,351
2.71%, 3/6/2025	250,000	252,897
3.18%, 3/15/2024	200,000	209,991
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.88%, 2/15/2023	600,000	636,750
Helmerich & Payne International Drilling Co.
4.65%, 3/15/2025 (c)	50,000	51,167
Hess Corp.
8.13%, 2/15/2019	250,000	299,782
Husky Energy, Inc.:
3.95%, 4/15/2022	150,000	153,022
7.25%, 12/15/2019	250,000	296,581
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	124,516
Kinder Morgan Energy Partners LP:
2.65%, 2/1/2019	150,000	149,586
3.45%, 2/15/2023	225,000	220,232
3.50%, 3/1/2021	200,000	202,020
3.50%, 9/1/2023	175,000	171,083
3.95%, 9/1/2022	150,000	152,503
4.15%, 3/1/2022	150,000	153,777
4.25%, 9/1/2024	200,000	205,305
5.00%, 10/1/2021	200,000	215,256
5.30%, 9/15/2020	600,000	657,077
5.95%, 2/15/2018	221,000	242,106
6.00%, 2/1/2017	305,000	327,091
9.00%, 2/1/2019	100,000	121,665
Kinder Morgan, Inc.:
2.00%, 12/1/2017	195,000	194,459
3.05%, 12/1/2019	100,000	100,956
7.25%, 6/1/2018	100,000	113,282
Magellan Midstream Partners LP:
3.20%, 3/15/2025	150,000	148,693
4.25%, 2/1/2021	100,000	107,886
6.55%, 7/15/2019	150,000	174,715

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Marathon Oil Corp.:
2.80%, 11/1/2022	$250,000	$242,766
6.00%, 10/1/2017	300,000	328,682
Marathon Petroleum Corp. 3.63%, 9/15/2024	350,000	354,440
MPLX LP 4.00%, 2/15/2025	50,000	50,465
Murphy Oil Corp.:
2.50%, 12/1/2017	200,000	195,908
3.70%, 12/1/2022	150,000	139,211
Noble Energy, Inc.:
4.15%, 12/15/2021	250,000	263,366
8.25%, 3/1/2019	150,000	179,961
Noble Holding International, Ltd.:
3.95%, 3/15/2022 (a)	250,000	220,764
4.90%, 8/1/2020 (a)	200,000	192,930
Occidental Petroleum Corp.:
1.75%, 2/15/2017	250,000	252,504
2.70%, 2/15/2023	150,000	148,597
3.13%, 2/15/2022	200,000	204,719
4.10%, 2/1/2021	250,000	273,784
4.13%, 6/1/2016	200,000	207,688
ONEOK Partners LP:
3.20%, 9/15/2018	75,000	76,485
3.38%, 10/1/2022	250,000	236,337
3.80%, 3/15/2020	50,000	51,172
4.90%, 3/15/2025 (a)	50,000	50,996
6.15%, 10/1/2016	150,000	160,060
8.63%, 3/1/2019	150,000	179,568
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	165,754
Petro-Canada 6.05%, 5/15/2018	315,000	354,100
Phillips 66:
2.95%, 5/1/2017	350,000	361,413
4.30%, 4/1/2022	400,000	435,166
Phillips 66 Partners LP:
2.65%, 2/15/2020	50,000	49,932
3.61%, 2/15/2025	50,000	49,887
Pioneer Natural Resources Co.:
3.95%, 7/15/2022	250,000	258,018
7.50%, 1/15/2020	250,000	295,828
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/2019	225,000	226,211
2.85%, 1/31/2023	100,000	96,826
3.85%, 10/15/2023	100,000	102,842
5.00%, 2/1/2021	50,000	55,171
5.75%, 1/15/2020	250,000	284,318
8.75%, 5/1/2019	200,000	249,325
Rowan Cos., Inc.:
4.88%, 6/1/2022 (a)	300,000	290,148
7.88%, 8/1/2019	150,000	165,000
Schlumberger Investment SA 3.65%, 12/1/2023	200,000	211,850
SESI LLC 7.13%, 12/15/2021 (a)	354,000	352,075
Shell International Finance BV:
1.13%, 8/21/2017 (a)	200,000	200,555
1.90%, 8/10/2018	250,000	253,977
2.00%, 11/15/2018	250,000	254,096
2.25%, 1/6/2023	150,000	145,471
3.40%, 8/12/2023	250,000	262,385
4.30%, 9/22/2019	550,000	608,716
4.38%, 3/25/2020	300,000	335,055
5.20%, 3/22/2017	300,000	325,152
Southern Natural Gas Co. 4.40%, 6/15/2021	250,000	260,963
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (c)	250,000	268,221
Southwestern Energy Co.:
3.30%, 1/23/2018	25,000	25,448
4.05%, 1/23/2020	150,000	154,382
4.10%, 3/15/2022	250,000	245,792
4.95%, 1/23/2025 (a)	200,000	203,301
Spectra Energy Capital LLC 8.00%, 10/1/2019	250,000	303,712
Spectra Energy Partners LP:
2.95%, 9/25/2018	150,000	154,248
4.75%, 3/15/2024	300,000	329,519
Suncor Energy, Inc. 6.10%, 6/1/2018	250,000	281,841
Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023	150,000	147,147
Talisman Energy, Inc.:
3.75%, 2/1/2021	200,000	195,622
7.75%, 6/1/2019	150,000	173,399
TC PipeLines LP 4.38%, 3/13/2025	150,000	151,088
Total Capital Canada, Ltd. 1.45%, 1/15/2018 (a)	400,000	402,369
Total Capital International SA:
1.00%, 8/12/2016	250,000	251,162
1.00%, 1/10/2017	200,000	200,502
1.50%, 2/17/2017	300,000	303,304
1.55%, 6/28/2017	300,000	303,267
2.10%, 6/19/2019	150,000	151,965
2.13%, 1/10/2019	40,000	40,728
2.70%, 1/25/2023	200,000	198,835
2.75%, 6/19/2021	150,000	153,485
2.88%, 2/17/2022	150,000	152,267
3.70%, 1/15/2024 (a)	150,000	158,851
3.75%, 4/10/2024 (a)	150,000	159,654
Total Capital SA:
2.13%, 8/10/2018 (a)	200,000	204,189
4.13%, 1/28/2021	255,000	279,852
4.45%, 6/24/2020	200,000	223,942
TransCanada PipeLines, Ltd.:
1.88%, 1/12/2018	150,000	150,371
2.50%, 8/1/2022	50,000	48,968
3.75%, 10/16/2023	175,000	182,833
3.80%, 10/1/2020	195,000	206,142
6.50%, 8/15/2018	300,000	342,926
7.13%, 1/15/2019	150,000	175,956
Valero Energy Corp.:
3.65%, 3/15/2025	250,000	255,596
6.13%, 6/15/2017	250,000	274,372
6.13%, 2/1/2020	170,000	195,995
Weatherford International LLC 6.35%, 6/15/2017	300,000	318,000
Weatherford International, Ltd.:
4.50%, 4/15/2022	250,000	227,604

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.00%, 3/15/2018	$84,000	$88,200
Western Gas Partners LP:
2.60%, 8/15/2018	200,000	201,363
4.00%, 7/1/2022	67,000	68,009
Williams Cos., Inc. 3.70%, 1/15/2023	550,000	504,872
Williams Partners LP:
3.60%, 3/15/2022	250,000	248,237
4.00%, 11/15/2021	150,000	153,168
4.00%, 9/15/2025	250,000	244,694
4.13%, 11/15/2020	150,000	156,229
4.30%, 3/4/2024	450,000	453,799
4.50%, 11/15/2023	450,000	462,547
5.25%, 3/15/2020	450,000	494,646
Williams Partners LP/Williams Partners Finance Corp. 7.25%, 2/1/2017	50,000	54,646
XTO Energy, Inc.:
5.50%, 6/15/2018	100,000	113,031
6.50%, 12/15/2018	250,000	294,557

		52,091,203

PAPER & FOREST PRODUCTS — 0.3%
Celulosa Arauco y Constitucion SA:
4.50%, 8/1/2024 (a)	350,000	357,000
4.75%, 1/11/2022	5,000	5,231
Domtar Corp. 10.75%, 6/1/2017	50,000	59,500
International Paper Co.:
4.75%, 2/15/2022	110,000	121,254
7.50%, 8/15/2021	500,000	623,814
7.95%, 6/15/2018	250,000	293,709
9.38%, 5/15/2019	130,000	163,886
Plum Creek Timberlands LP 4.70%, 3/15/2021	300,000	329,443

		1,953,837

PHARMACEUTICALS — 3.6%
Abbott Laboratories:
2.00%, 3/15/2020	100,000	100,726
2.55%, 3/15/2022	50,000	50,428
2.95%, 3/15/2025	150,000	152,373
4.13%, 5/27/2020	350,000	386,330
AbbVie, Inc.:
1.75%, 11/6/2017	825,000	827,776
2.00%, 11/6/2018	200,000	199,977
2.90%, 11/6/2022	500,000	495,506
Actavis Funding SCS:
1.30%, 6/15/2017	250,000	248,235
2.35%, 3/12/2018	100,000	101,361
2.45%, 6/15/2019	150,000	150,440
3.00%, 3/12/2020	140,000	143,538
3.80%, 3/15/2025	140,000	144,679
3.85%, 6/15/2024	250,000	258,560
Actavis, Inc. 3.25%, 10/1/2022	300,000	300,333
Allergan, Inc.:
2.80%, 3/15/2023 (a)	200,000	190,174
5.75%, 4/1/2016	200,000	209,641
AstraZeneca PLC 5.90%, 9/15/2017	450,000	501,291
Bristol-Myers Squibb Co.:
1.75%, 3/1/2019	150,000	150,136
2.00%, 8/1/2022	100,000	96,126
3.25%, 11/1/2023	50,000	51,965
7.15%, 6/15/2023	200,000	263,666
Eli Lilly & Co.:
1.25%, 3/1/2018	140,000	140,348
5.20%, 3/15/2017	200,000	216,726
Express Scripts Holding Co. 1.25%, 6/2/2017	650,000	648,101
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	50,000	50,522
2.85%, 5/8/2022	55,000	55,696
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	250,000	250,654
5.65%, 5/15/2018	760,000	858,746
Johnson & Johnson:
0.70%, 11/28/2016	200,000	199,648
2.45%, 12/5/2021	500,000	514,755
3.38%, 12/5/2023	200,000	215,464
5.15%, 7/15/2018	258,000	290,646
5.55%, 8/15/2017	100,000	110,996
McKesson Corp.:
1.29%, 3/10/2017	100,000	100,220
1.40%, 3/15/2018	250,000	249,042
2.70%, 12/15/2022	100,000	98,536
2.85%, 3/15/2023	100,000	100,118
3.80%, 3/15/2024	200,000	210,817
4.75%, 3/1/2021	150,000	166,677
5.70%, 3/1/2017	100,000	108,347
7.50%, 2/15/2019	135,000	161,549
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	165,867
Medco Health Solutions, Inc. 7.13%, 3/15/2018	265,000	305,080
Merck & Co., Inc.:
1.10%, 1/31/2018	200,000	199,704
1.30%, 5/18/2018	167,000	167,086
1.85%, 2/10/2020	250,000	250,857
2.35%, 2/10/2022	300,000	295,626
2.40%, 9/15/2022	200,000	199,279
2.75%, 2/10/2025	350,000	349,001
2.80%, 5/18/2023	300,000	305,845
3.88%, 1/15/2021	200,000	218,188
5.00%, 6/30/2019	310,000	351,387
Mylan, Inc.:
1.80%, 6/24/2016	300,000	301,981
2.60%, 6/24/2018	200,000	203,839
Novartis Capital Corp.:
2.40%, 9/21/2022	250,000	249,437
3.40%, 5/6/2024	700,000	740,258
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	450,000	508,107
Perrigo Co. PLC:
1.30%, 11/8/2016	200,000	199,819
4.00%, 11/15/2023	250,000	261,163
Pfizer, Inc.:
1.10%, 5/15/2017	200,000	200,809
1.50%, 6/15/2018	150,000	151,018
2.10%, 5/15/2019 (a)	300,000	304,926
3.00%, 6/15/2023	250,000	254,869

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.40%, 5/15/2024 (a)	$200,000	$209,875
6.20%, 3/15/2019	801,000	935,780
Pharmacia Corp. 6.50%, 12/1/2018	300,000	352,337
Sanofi:
1.25%, 4/10/2018	241,000	241,120
4.00%, 3/29/2021 (a)	450,000	494,306
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016	250,000	255,259
2.95%, 12/18/2022 (a)	250,000	250,283
3.65%, 11/10/2021	300,000	314,803
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	200,000	200,429
Wyeth LLC:
5.45%, 4/1/2017	50,000	54,492
6.45%, 2/1/2024	300,000	382,908
7.25%, 3/1/2023	100,000	131,539
Zoetis, Inc.:
1.88%, 2/1/2018	150,000	149,759
3.25%, 2/1/2023	213,000	211,782

		20,139,687

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. 3.25%, 12/1/2017	250,000	257,040
Verisk Analytics, Inc. 4.13%, 9/12/2022	100,000	105,115

		362,155

REAL ESTATE INVESTMENT TRUSTS — 4.1%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	250,000	256,311
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024	100,000	103,746
American Tower Corp.:
3.40%, 2/15/2019	120,000	123,844
3.50%, 1/31/2023	300,000	296,685
4.50%, 1/15/2018	100,000	106,934
5.00%, 2/15/2024 (a)	450,000	490,927
5.05%, 9/1/2020	100,000	110,041
5.90%, 11/1/2021	450,000	516,536
AvalonBay Communities, Inc.:
2.95%, 9/15/2022	200,000	199,559
3.63%, 10/1/2020	150,000	158,820
4.20%, 12/15/2023	200,000	215,350
5.75%, 9/15/2016	100,000	106,610
6.10%, 3/15/2020	100,000	116,904
BioMed Realty LP 4.25%, 7/15/2022	250,000	264,275
Boston Properties LP:
3.13%, 9/1/2023	300,000	301,551
3.70%, 11/15/2018	100,000	106,416
3.85%, 2/1/2023	400,000	421,987
4.13%, 5/15/2021	98,000	106,257
5.63%, 11/15/2020	150,000	174,035
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	215,162
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	100,000	99,730
Camden Property Trust:
2.95%, 12/15/2022	300,000	297,272
4.63%, 6/15/2021	50,000	54,899
CBL & Associates LP 5.25%, 12/1/2023	150,000	160,157
Columbia Property Trust Operating Partnership LP 4.15%, 4/1/2025	50,000	51,361
Corporate Office Properties LP 3.60%, 5/15/2023	100,000	97,360
CubeSmart LP 4.38%, 12/15/2023	100,000	107,622
DDR Corp.:
3.38%, 5/15/2023	250,000	247,224
3.50%, 1/15/2021	100,000	102,956
3.63%, 2/1/2025 (a)	150,000	149,525
Digital Realty Trust LP:
3.63%, 10/1/2022	250,000	250,671
5.25%, 3/15/2021	350,000	388,586
Duke Realty LP:
3.88%, 2/15/2021	250,000	263,462
3.88%, 10/15/2022	300,000	312,422
4.38%, 6/15/2022	100,000	107,902
EPR Properties:
4.50%, 4/1/2025	100,000	102,114
5.75%, 8/15/2022	100,000	110,212
Equity Commonwealth 6.25%, 6/15/2017	100,000	107,041
ERP Operating LP:
2.38%, 7/1/2019	100,000	101,108
3.00%, 4/15/2023	200,000	200,236
4.63%, 12/15/2021	150,000	167,228
5.38%, 8/1/2016	400,000	422,527
5.75%, 6/15/2017	110,000	120,464
Essex Portfolio LP:
3.88%, 5/1/2024	150,000	156,177
5.50%, 3/15/2017	300,000	323,419
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	101,064
Government Properties Income Trust 3.75%, 8/15/2019	50,000	51,344
HCP, Inc.:
3.15%, 8/1/2022	100,000	98,815
3.40%, 2/1/2025	150,000	146,154
3.88%, 8/15/2024	300,000	306,763
4.25%, 11/15/2023	150,000	157,958
5.38%, 2/1/2021	250,000	280,673
6.30%, 9/15/2016	150,000	160,875
6.70%, 1/30/2018	250,000	282,812
Health Care REIT, Inc.:
2.25%, 3/15/2018	250,000	253,201
4.13%, 4/1/2019	150,000	160,478
4.50%, 1/15/2024	100,000	106,921
4.95%, 1/15/2021	350,000	387,492
6.13%, 4/15/2020	150,000	174,082
6.20%, 6/1/2016	100,000	105,825
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	162,787
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	100,000	101,099
Highwoods Realty LP:
3.20%, 6/15/2021	800,000	814,278

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.63%, 1/15/2023	$50,000	$50,865
Hospitality Properties Trust:
5.00%, 8/15/2022	300,000	319,097
6.30%, 6/15/2016	200,000	206,697
6.70%, 1/15/2018	300,000	330,435
Host Hotels & Resorts LP 4.75%, 3/1/2023	400,000	431,054
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	105,252
Kilroy Realty LP 4.80%, 7/15/2018	250,000	269,641
Kimco Realty Corp.:
5.70%, 5/1/2017	250,000	271,040
6.88%, 10/1/2019	100,000	118,157
Liberty Property LP:
4.40%, 2/15/2024	200,000	212,790
4.75%, 10/1/2020	200,000	218,662
5.50%, 12/15/2016	250,000	266,960
Mack-Cali Realty LP:
2.50%, 12/15/2017	150,000	150,162
3.15%, 5/15/2023	100,000	91,969
Mid-America Apartments LP 4.30%, 10/15/2023	50,000	53,477
National Retail Properties, Inc.:
3.80%, 10/15/2022	100,000	103,657
3.90%, 6/15/2024	150,000	155,359
Omega Healthcare Investors, Inc. 6.75%, 10/15/2022	150,000	158,250
Piedmont Operating Partnership LP 4.45%, 3/15/2024 (a)	150,000	156,234
ProLogis LP:
3.35%, 2/1/2021	250,000	258,687
4.25%, 8/15/2023	300,000	322,305
Realty Income Corp.:
5.95%, 9/15/2016	250,000	267,244
6.75%, 8/15/2019	350,000	412,412
Regency Centers LP 5.88%, 6/15/2017	150,000	163,985
Retail Properties of America, Inc. 4.00%, 3/15/2025	50,000	50,753
Select Income REIT:
2.85%, 2/1/2018	50,000	50,352
3.60%, 2/1/2020	100,000	102,210
4.50%, 2/1/2025	50,000	50,025
Senior Housing Properties Trust 3.25%, 5/1/2019	200,000	203,064
Simon Property Group LP:
2.15%, 9/15/2017	300,000	306,009
2.75%, 2/1/2023	150,000	147,570
2.80%, 1/30/2017	100,000	102,836
3.38%, 3/15/2022	150,000	155,679
3.38%, 10/1/2024	100,000	102,580
3.75%, 2/1/2024	200,000	209,991
4.38%, 3/1/2021	150,000	166,284
5.65%, 2/1/2020	250,000	289,111
10.35%, 4/1/2019	300,000	388,498
Tanger Properties LP 6.13%, 6/1/2020	300,000	349,451
UDR, Inc.:
4.25%, 6/1/2018	200,000	214,482
4.63%, 1/10/2022	50,000	54,680
Ventas Realty LP:
1.55%, 9/26/2016	146,000	146,951
3.50%, 2/1/2025	100,000	99,972
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	250,000	252,285
2.70%, 4/1/2020	200,000	202,001
4.25%, 3/1/2022	150,000	160,197
4.75%, 6/1/2021	100,000	110,244
Vornado Realty LP 5.00%, 1/15/2022	150,000	166,032
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	101,695
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	250,676
Weyerhaeuser Co. 4.63%, 9/15/2023	250,000	274,591
WP Carey, Inc. 4.00%, 2/1/2025	200,000	197,856

		22,746,712

ROAD & RAIL — 1.1%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	200,000	203,549
3.05%, 3/15/2022	200,000	205,470
3.05%, 9/1/2022	350,000	359,015
3.45%, 9/15/2021	200,000	210,558
3.75%, 4/1/2024	20,000	21,397
5.65%, 5/1/2017	300,000	327,859
5.75%, 3/15/2018	200,000	224,587
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	98,389
2.95%, 11/21/2024	100,000	102,118
5.55%, 3/1/2019	250,000	285,136
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	150,000	166,119
6.50%, 5/15/2018	300,000	342,781
CSX Corp.:
3.70%, 10/30/2020	25,000	26,713
3.70%, 11/1/2023	94,000	100,300
6.25%, 3/15/2018	300,000	339,803
7.38%, 2/1/2019	205,000	245,241
JB Hunt Transport Services, Inc. 2.40%, 3/15/2019	50,000	50,765
Kansas City Southern de Mexico SA de CV 2.35%, 5/15/2020	150,000	147,543
Norfolk Southern Corp.:
2.90%, 2/15/2023	200,000	202,049
3.00%, 4/1/2022	100,000	101,947
3.25%, 12/1/2021	250,000	259,159
5.75%, 4/1/2018	200,000	223,698
5.90%, 6/15/2019	250,000	287,758
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	150,952
2.45%, 11/15/2018	150,000	152,279
2.45%, 9/3/2019	250,000	251,068
2.65%, 3/2/2020	100,000	100,704
Union Pacific Corp.:
1.80%, 2/1/2020	200,000	199,668
2.25%, 2/15/2019	100,000	102,332
2.95%, 1/15/2023	200,000	206,105

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.65%, 2/15/2024	$231,000	$249,128
4.16%, 7/15/2022	100,000	111,403
Wabtec Corp. 4.38%, 8/15/2023	100,000	105,178

		6,160,771

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Altera Corp. 1.75%, 5/15/2017	175,000	176,616
Analog Devices, Inc. 2.88%, 6/1/2023	300,000	296,585
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	109,226
Broadcom Corp.:
2.50%, 8/15/2022	150,000	146,694
2.70%, 11/1/2018 (a)	150,000	153,963
Intel Corp.:
1.35%, 12/15/2017	450,000	451,108
1.95%, 10/1/2016	200,000	203,703
2.70%, 12/15/2022 (a)	350,000	352,347
3.30%, 10/1/2021	527,000	562,729
KLA-Tencor Corp.:
4.13%, 11/1/2021	171,000	180,357
4.65%, 11/1/2024	200,000	209,519
Lam Research Corp.:
2.75%, 3/15/2020	100,000	101,251
3.80%, 3/15/2025	100,000	101,466
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	150,000	151,384
Semiconductor Manufacturing International Corp. 4.13%, 10/7/2019 (c)	250,000	250,603
Texas Instruments, Inc.:
1.65%, 8/3/2019	250,000	248,690
2.25%, 5/1/2023	450,000	438,159
Xilinx, Inc. 2.13%, 3/15/2019 (a)	150,000	151,132

		4,285,532

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2025	215,000	217,065
CA, Inc.:
2.88%, 8/15/2018	150,000	153,354
4.50%, 8/15/2023	100,000	106,557
Cadence Design Systems, Inc. 4.38%, 10/15/2024	75,000	77,433
CDK Global, Inc. 4.50%, 10/15/2024 (c)	135,000	139,002
Intuit, Inc. 5.75%, 3/15/2017	150,000	162,067
Microsoft Corp.:
1.00%, 5/1/2018	250,000	248,843
2.13%, 11/15/2022	300,000	296,074
2.38%, 5/1/2023	150,000	149,035
3.63%, 12/15/2023	200,000	217,640
4.00%, 2/8/2021	300,000	332,526
4.20%, 6/1/2019	335,000	369,030
Oracle Corp.:
1.20%, 10/15/2017	1,250,000	1,251,340
2.25%, 10/8/2019 (a)	350,000	355,344
2.38%, 1/15/2019	150,000	153,722
2.50%, 10/15/2022	650,000	651,638
2.80%, 7/8/2021	250,000	256,873
3.40%, 7/8/2024	225,000	236,370
3.63%, 7/15/2023	150,000	160,549
3.88%, 7/15/2020	100,000	109,123
5.00%, 7/8/2019	250,000	281,895
5.75%, 4/15/2018	250,000	282,218
Symantec Corp. 4.20%, 9/15/2020	350,000	362,492

		6,570,190

SPECIALTY RETAIL — 1.2%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	50,000	53,554
5.75%, 5/1/2020	100,000	112,493
AutoNation, Inc.:
5.50%, 2/1/2020	300,000	330,293
6.75%, 4/15/2018	300,000	336,773
AutoZone, Inc.:
1.30%, 1/13/2017	150,000	150,218
7.13%, 8/1/2018	200,000	233,005
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024	75,000	77,725
Costco Wholesale Corp. 1.13%, 12/15/2017	50,000	50,011
Dollar General Corp. 3.25%, 4/15/2023	250,000	241,750
Gap, Inc. 5.95%, 4/12/2021	250,000	284,675
Home Depot, Inc.:
2.00%, 6/15/2019	200,000	203,212
2.25%, 9/10/2018	143,000	147,531
2.70%, 4/1/2023	250,000	253,629
3.75%, 2/15/2024	300,000	326,420
3.95%, 9/15/2020	250,000	274,954
4.40%, 4/1/2021	200,000	224,501
Lowe’s Cos., Inc.:
1.63%, 4/15/2017	250,000	253,374
2.13%, 4/15/2016 (a)	250,000	253,491
3.12%, 4/15/2022	167,000	173,504
3.13%, 9/15/2024 (a)	100,000	103,007
3.88%, 9/15/2023	150,000	163,553
4.63%, 4/15/2020	125,000	139,308
O’Reilly Automotive, Inc.:
3.80%, 9/1/2022	73,000	76,104
4.63%, 9/15/2021	100,000	110,657
QVC, Inc.:
4.38%, 3/15/2023	150,000	153,151
5.13%, 7/2/2022	300,000	320,597
Ross Stores, Inc. 3.38%, 9/15/2024	100,000	101,923
Staples, Inc. 4.38%, 1/12/2023	300,000	297,872
TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	97,953
2.75%, 6/15/2021	200,000	204,186
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019 (a)	250,000	255,534
3.30%, 11/18/2021	470,000	483,924

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.80%, 11/18/2024	$500,000	$517,042

		7,005,924

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Apple, Inc.:
0.45%, 5/3/2016	250,000	249,710
1.00%, 5/3/2018	850,000	843,500
1.05%, 5/5/2017 (a)	300,000	301,137
2.40%, 5/3/2023	1,050,000	1,035,280
2.85%, 5/6/2021	900,000	936,029
3.45%, 5/6/2024	950,000	1,006,871
Computer Sciences Corp.:
4.45%, 9/15/2022	100,000	102,336
6.50%, 3/15/2018	150,000	165,263
EMC Corp.:
1.88%, 6/1/2018	400,000	404,084
2.65%, 6/1/2020	500,000	513,246
3.38%, 6/1/2023	150,000	153,585
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	86,000	86,169
3.50%, 4/15/2023	306,000	307,394
5.00%, 3/15/2022 (a)	400,000	421,498
Hewlett-Packard Co.:
2.60%, 9/15/2017	200,000	204,762
2.65%, 6/1/2016	100,000	101,842
2.75%, 1/14/2019	125,000	127,593
3.00%, 9/15/2016	250,000	256,631
3.30%, 12/9/2016	150,000	155,103
3.75%, 12/1/2020	200,000	210,145
4.05%, 9/15/2022 (a)	250,000	262,247
4.30%, 6/1/2021	400,000	429,627
4.38%, 9/15/2021	150,000	163,161
4.65%, 12/9/2021	650,000	709,355
International Business Machines Corp.:
0.45%, 5/6/2016	300,000	299,649
1.13%, 2/6/2018 (a)	200,000	199,396
1.25%, 2/8/2018	100,000	100,047
1.63%, 5/15/2020 (a)	200,000	198,043
1.88%, 5/15/2019	200,000	201,818
1.88%, 8/1/2022	250,000	237,755
1.95%, 7/22/2016	50,000	50,808
1.95%, 2/12/2019	200,000	202,567
2.90%, 11/1/2021 (a)	200,000	208,337
3.38%, 8/1/2023	200,000	208,292
3.63%, 2/12/2024	350,000	370,456
5.70%, 9/14/2017	395,000	438,779
7.63%, 10/15/2018	350,000	421,824
8.38%, 11/1/2019	500,000	643,337
Lexmark International, Inc. 5.13%, 3/15/2020	300,000	318,829
NetApp, Inc.:
2.00%, 12/15/2017	192,000	192,972
3.38%, 6/15/2021 (a)	100,000	101,913
Seagate HDD Cayman:
3.75%, 11/15/2018	500,000	520,921
4.75%, 6/1/2023	200,000	210,593

		14,272,904

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (e)
Coach, Inc. 4.25%, 4/1/2025	100,000	100,927
NIKE, Inc. 2.25%, 5/1/2023	100,000	98,302
Ralph Lauren Corp. 2.13%, 9/26/2018	50,000	50,529

		249,758

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	300,000	317,934
People’s United Financial, Inc. 3.65%, 12/6/2022	150,000	152,610
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	258,888

		729,432

TOBACCO — 1.0%
Altria Group, Inc.:
2.85%, 8/9/2022	500,000	496,604
2.95%, 5/2/2023	250,000	248,516
4.00%, 1/31/2024	250,000	267,994
4.75%, 5/5/2021	200,000	223,181
9.25%, 8/6/2019	200,000	256,455
9.70%, 11/10/2018	299,000	378,954
Lorillard Tobacco Co.:
2.30%, 8/21/2017	120,000	120,815
3.50%, 8/4/2016 (a)	45,000	46,247
3.75%, 5/20/2023	91,000	92,035
6.88%, 5/1/2020	150,000	178,177
8.13%, 6/23/2019	250,000	303,540
Philip Morris International, Inc.:
1.13%, 8/21/2017	250,000	250,282
1.63%, 3/20/2017	150,000	152,039
1.88%, 1/15/2019	150,000	150,981
2.50%, 5/16/2016	100,000	102,062
2.50%, 8/22/2022	150,000	148,366
2.63%, 3/6/2023 (a)	40,000	39,580
2.90%, 11/15/2021	250,000	256,590
3.60%, 11/15/2023	200,000	211,342
4.13%, 5/17/2021	100,000	109,619
4.50%, 3/26/2020	250,000	278,942
5.65%, 5/16/2018	500,000	564,693
Reynolds American, Inc.:
3.25%, 11/1/2022	250,000	248,945
4.85%, 9/15/2023 (a)	250,000	274,839

		5,400,798

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp.:
1.25%, 3/4/2017	150,000	149,469
2.38%, 7/30/2018	232,000	234,763
2.60%, 3/30/2020	100,000	100,480
3.25%, 3/30/2025	100,000	99,122
3.50%, 7/15/2016	100,000	102,988

		686,822

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
America Movil SAB de CV:
2.38%, 9/8/2016	150,000	152,680
3.13%, 7/16/2022 (a)	350,000	356,216
5.00%, 3/30/2020	450,000	508,959

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.63%, 11/15/2017	$200,000	$221,039
AT&T, Inc. 4.45%, 5/15/2021	200,000	218,139
Deutsche Telekom International Finance BV:
6.00%, 7/8/2019	250,000	290,988
6.75%, 8/20/2018	150,000	174,641
Embarq Corp. 7.08%, 6/1/2016	50,000	53,090
France Telecom SA:
4.13%, 9/14/2021	200,000	218,932
5.38%, 7/8/2019	200,000	227,258
Nippon Telegraph & Telephone Corp. 1.40%, 7/18/2017	200,000	199,967
Orange SA 2.75%, 9/14/2016	250,000	256,085
Rogers Communications, Inc.:
4.10%, 10/1/2023	155,000	165,014
6.80%, 8/15/2018	330,000	381,593
Telefonica Emisiones SAU:
4.57%, 4/27/2023 (a)	250,000	275,066
5.13%, 4/27/2020	255,000	286,472
5.46%, 2/16/2021	400,000	456,699
5.88%, 7/15/2019	200,000	230,148
6.22%, 7/3/2017	250,000	275,738
6.42%, 6/20/2016	300,000	319,061
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	150,000	169,434
Verizon Communications, Inc. 6.35%, 4/1/2019	250,000	290,604
Vodafone Group PLC:
1.25%, 9/26/2017	200,000	198,750
1.50%, 2/19/2018	250,000	248,715
1.63%, 3/20/2017	300,000	301,849
2.50%, 9/26/2022	250,000	241,134
2.95%, 2/19/2023 (a)	250,000	246,475
4.38%, 3/16/2021	50,000	54,939
4.63%, 7/15/2018	200,000	218,073
5.45%, 6/10/2019	100,000	113,046
5.63%, 2/27/2017	250,000	270,001

		7,620,805

TOTAL CORPORATE BONDS & NOTES —
(Cost $540,603,449)		552,037,255

	Shares
SHORT TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	13,615,315	13,615,315
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g)(h)	2,287,215	2,287,215

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $15,902,530)		15,902,530

TOTAL INVESTMENTS — 101.6% (j)
(Cost $556,505,979)		567,939,785
OTHER ASSETS & LIABILITIES — (1.6)%		(8,983,070)

NET ASSETS — 100.0%		$558,956,715

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (See accompanying Notes to Schedules of Investments).
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security — Rate shown is rate in effect at March 31, 2015. Maturity date shown is the final maturity.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 2.1%
Boeing Co.:
3.30%, 3/1/2035	$665,000	$659,341
3.50%, 3/1/2045	25,000	24,639
5.88%, 2/15/2040	100,000	134,789
6.63%, 2/15/2038	250,000	360,266
6.88%, 3/15/2039	120,000	179,214
General Dynamics Corp. 3.60%, 11/15/2042	50,000	49,749
Honeywell International, Inc.:
5.38%, 3/1/2041	300,000	382,185
5.70%, 3/15/2036	100,000	128,319
5.70%, 3/15/2037	350,000	452,187
Lockheed Martin Corp.:
3.60%, 3/1/2035	600,000	599,252
3.80%, 3/1/2045	460,000	460,085
4.07%, 12/15/2042	510,000	530,878
4.85%, 9/15/2041	200,000	230,863
6.15%, 9/1/2036	130,000	171,550
Northrop Grumman Corp.:
3.85%, 4/15/2045	500,000	489,568
4.75%, 6/1/2043	425,000	475,557
5.05%, 11/15/2040	100,000	115,695
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	50,000	71,365
Precision Castparts Corp. 3.90%, 1/15/2043	50,000	51,457
Raytheon Co.:
3.15%, 12/15/2024	200,000	207,242
4.20%, 12/15/2044	25,000	26,760
4.70%, 12/15/2041	370,000	421,579
7.20%, 8/15/2027	50,000	68,853
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	118,201
Textron, Inc. 3.88%, 3/1/2025	55,000	56,757
United Technologies Corp.:
4.50%, 6/1/2042	1,087,000	1,203,638
5.40%, 5/1/2035	100,000	122,193
5.70%, 4/15/2040	450,000	577,133
6.05%, 6/1/2036	400,000	529,446
6.13%, 7/15/2038	330,000	439,908

		9,338,669

AIR FREIGHT & LOGISTICS — 0.8%
FedEx Corp.:
3.88%, 8/1/2042	241,000	233,331
3.90%, 2/1/2035	500,000	504,886
4.10%, 4/15/2043	8,000	8,028
4.10%, 2/1/2045	500,000	500,928
4.50%, 2/1/2065	200,000	196,517
4.90%, 1/15/2034	475,000	535,193
5.10%, 1/15/2044	150,000	173,283
United Parcel Service of America, Inc. 8.38%, 4/1/2030	250,000	371,204
United Parcel Service, Inc.:
4.88%, 11/15/2040	100,000	118,222
6.20%, 1/15/2038	525,000	711,158

		3,352,750

AIRLINES — 0.4%
American Airlines 2014-1 Pass Through Trust, Class A 3.70%, 4/1/2028 (a)	195,000	199,875
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 5/1/2027	750,000	757,500
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026	378,699	394,794
Hawaiian Airlines 2013-1 Pass Through Trust, Class A 3.90%, 1/15/2026	154,833	157,543
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 4/11/2026	100,000	105,250
United Airlines 2014-2 Pass Through Trust, Class A 3.75%, 3/3/2028	100,000	103,500
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	90,568	96,795
US Airways 2013-1 Pass Through Trust, Class A 3.95%, 11/15/2025 (a)	97,088	100,729

		1,915,986

AUTO COMPONENTS — 0.2%
Johnson Controls, Inc.:
4.63%, 7/2/2044	200,000	215,546
4.95%, 7/2/2064	231,000	248,609
5.25%, 12/1/2041	50,000	57,340
5.70%, 3/1/2041	50,000	60,351
6.00%, 1/15/2036	250,000	313,628

		895,474

AUTOMOBILES — 0.8%
Daimler Finance North America LLC 8.50%, 1/18/2031	827,000	1,300,082
Ford Motor Co.:
4.75%, 1/15/2043	750,000	816,097
6.63%, 10/1/2028	250,000	318,455
7.45%, 7/16/2031	715,000	985,174

		3,419,808

BANKS — 3.5%
Bank One Corp.:
7.63%, 10/15/2026	100,000	132,331
7.75%, 7/15/2025	100,000	131,040
8.00%, 4/29/2027	300,000	411,145
Branch Banking & Trust Co. 3.80%, 10/30/2026	200,000	209,831
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
5.25%, 5/24/2041	350,000	419,328
5.75%, 12/1/2043	350,000	430,562
Discover Bank/Greenwood DE 4.25%, 3/13/2026	250,000	262,672
Fifth Third Bancorp 8.25%, 3/1/2038	450,000	677,817

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

HSBC Bank USA NA:
5.63%, 8/15/2035	$550,000	$683,490
5.88%, 11/1/2034	350,000	441,888
7.00%, 1/15/2039	200,000	284,145
HSBC Holdings PLC:
5.25%, 3/14/2044	500,000	565,738
6.10%, 1/14/2042	650,000	865,432
6.50%, 5/2/2036	600,000	756,705
6.50%, 9/15/2037	245,000	311,408
6.80%, 6/1/2038	650,000	851,448
7.63%, 5/17/2032	200,000	278,546
JPMorgan Chase & Co. 5.60%, 7/15/2041	250,000	307,722
Lloyds Banking Group PLC 4.50%, 11/4/2024	200,000	207,360
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	133,239
PNC Bank NA 4.20%, 11/1/2025	100,000	108,552
Regions Bank 6.45%, 6/26/2037	450,000	573,308
Wachovia Corp.:
5.50%, 8/1/2035	250,000	299,933
7.50%, 4/15/2035	100,000	143,395
7.57%, 8/1/2026	200,000	264,974
Wells Fargo & Co.:
4.10%, 6/3/2026	740,000	776,325
4.65%, 11/4/2044	840,000	897,917
5.38%, 2/7/2035	350,000	428,619
5.38%, 11/2/2043	550,000	650,921
5.61%, 1/15/2044	675,000	818,617
Wells Fargo Bank NA:
5.85%, 2/1/2037	250,000	321,687
5.95%, 8/26/2036	425,000	558,103
6.60%, 1/15/2038	450,000	639,306
Wells Fargo Capital X 5.95%, 12/15/2036 (a)	600,000	619,500

		15,463,004

BEVERAGES — 1.5%
Anheuser-Busch Cos. LLC:
5.75%, 4/1/2036	200,000	244,924
5.95%, 1/15/2033	200,000	251,086
6.45%, 9/1/2037	100,000	131,791
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	200,000	202,050
4.63%, 2/1/2044	350,000	386,020
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	387,000	376,733
6.38%, 1/15/2040	190,000	248,386
8.00%, 11/15/2039	100,000	155,051
8.20%, 1/15/2039	475,000	743,477
Brown-Forman Corp. 3.75%, 1/15/2043	90,000	90,476
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	250,000	294,949
Diageo Capital PLC:
3.88%, 4/29/2043	130,000	129,697
5.88%, 9/30/2036	250,000	318,067
Diageo Investment Corp.:
4.25%, 5/11/2042	135,000	141,959
7.45%, 4/15/2035	100,000	147,447
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	350,000	345,870
Molson Coors Brewing Co. 5.00%, 5/1/2042	250,000	265,036
Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	350,000	492,931
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	123,136
PepsiCo, Inc.:
3.60%, 8/13/2042	200,000	191,950
4.00%, 3/5/2042 (b)	163,000	167,385
4.25%, 10/22/2044	660,000	701,280
4.88%, 11/1/2040	150,000	171,190
5.50%, 1/15/2040	150,000	185,473

		6,506,364

BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
4.95%, 10/1/2041	200,000	223,201
5.15%, 11/15/2041	725,000	831,229
5.38%, 5/15/2043	425,000	503,143
5.65%, 6/15/2042	300,000	364,540
5.75%, 3/15/2040	300,000	364,143
6.38%, 6/1/2037	100,000	128,801
6.40%, 2/1/2039	400,000	518,144
6.90%, 6/1/2038	150,000	204,424
Celgene Corp.:
4.63%, 5/15/2044	600,000	638,193
5.25%, 8/15/2043	50,000	58,024
Gilead Sciences, Inc.:
3.50%, 2/1/2025	500,000	526,060
4.50%, 2/1/2045	855,000	941,057
4.80%, 4/1/2044	525,000	602,030
5.65%, 12/1/2041	300,000	380,476

		6,283,465

BUILDING PRODUCTS — 0.1%
Owens Corning:
4.20%, 12/1/2024	150,000	154,312
7.00%, 12/1/2036	91,000	111,608

		265,920

CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	300,000	298,626
Bank Of New York Mellon Corp. 3.95%, 11/18/2025	300,000	327,500
Goldman Sachs Group, Inc.:
4.80%, 7/8/2044	1,105,000	1,211,378
5.95%, 1/15/2027	200,000	233,626
6.13%, 2/15/2033	840,000	1,065,245
6.25%, 2/1/2041	680,000	888,293
6.45%, 5/1/2036	500,000	624,860
6.75%, 10/1/2037	1,472,000	1,920,454
Jefferies Group, Inc.:
6.25%, 1/15/2036	200,000	197,942
6.45%, 6/8/2027	100,000	106,940
Morgan Stanley:
4.30%, 1/27/2045	875,000	891,450
4.35%, 9/8/2026	800,000	834,964
5.00%, 11/24/2025	875,000	962,730

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.25%, 8/9/2026	$50,000	$61,820
6.38%, 7/24/2042	575,000	766,897
7.25%, 4/1/2032	300,000	415,386
Northern Trust Corp. 3.95%, 10/30/2025	350,000	373,296

		11,181,407

CHEMICALS — 2.5%
Agrium, Inc.:
4.13%, 3/15/2035	115,000	114,164
4.90%, 6/1/2043	250,000	267,838
5.25%, 1/15/2045	250,000	282,130
6.13%, 1/15/2041	125,000	155,070
Albemarle Corp. 5.45%, 12/1/2044	100,000	107,363
CF Industries, Inc.:
4.95%, 6/1/2043	225,000	235,935
5.15%, 3/15/2034	275,000	299,888
5.38%, 3/15/2044	200,000	222,299
Cytec Industries, Inc. 3.95%, 5/1/2025	200,000	205,204
Dow Chemical Co.:
4.25%, 10/1/2034	300,000	305,553
4.38%, 11/15/2042	300,000	302,191
4.63%, 10/1/2044	150,000	157,047
5.25%, 11/15/2041 (b)	180,000	202,440
7.38%, 11/1/2029	400,000	543,607
9.40%, 5/15/2039	605,000	1,006,503
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043	100,000	102,355
4.90%, 1/15/2041	400,000	446,610
5.60%, 12/15/2036	100,000	120,789
Eastman Chemical Co.:
3.80%, 3/15/2025 (b)	250,000	259,405
4.65%, 10/15/2044	690,000	722,916
4.80%, 9/1/2042	100,000	105,639
Ecolab, Inc. 5.50%, 12/8/2041	325,000	394,255
Lubrizol Corp. 6.50%, 10/1/2034	195,000	262,538
LYB International Finance BV:
4.88%, 3/15/2044	708,000	755,239
5.25%, 7/15/2043	164,000	183,031
LyondellBasell Industries NV 4.63%, 2/26/2055	125,000	124,240
Methanex Corp. 5.65%, 12/1/2044	100,000	104,112
Monsanto Co.:
3.60%, 7/15/2042	37,000	34,914
4.20%, 7/15/2034	140,000	150,028
4.40%, 7/15/2044	300,000	322,607
4.65%, 11/15/2043	250,000	274,645
4.70%, 7/15/2064	300,000	323,174
5.88%, 4/15/2038	100,000	123,914
Mosaic Co.:
5.45%, 11/15/2033	175,000	202,340
5.63%, 11/15/2043	158,000	187,077
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	300,000	379,027
PPG Industries, Inc. 5.50%, 11/15/2040	130,000	160,145
Praxair, Inc. 3.55%, 11/7/2042	500,000	488,889
Rohm & Haas Co. 7.85%, 7/15/2029	150,000	211,708
Sherwin-Williams Co. 4.00%, 12/15/2042	145,000	147,443
Valspar Corp. 4.40%, 2/1/2045 (b)	50,000	50,502

		11,044,774

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Equifax, Inc. 7.00%, 7/1/2037	100,000	128,754
Massachusetts Institute of Technology 3.96%, 7/1/2038	90,000	96,510
Metropolitan Museum of Art 3.40%, 7/1/2045	275,000	266,951
President and Fellows of Harvard College 3.62%, 10/1/2037	48,000	49,348
Republic Services, Inc.:
5.70%, 5/15/2041	150,000	188,149
6.20%, 3/1/2040	150,000	198,345
University of Notre Dame du Lac 3.44%, 2/15/2045	80,000	79,256
Waste Management, Inc.:
3.90%, 3/1/2035	775,000	789,969
4.10%, 3/1/2045	30,000	30,679
Western Union Co. 6.20%, 11/17/2036	150,000	157,543

		1,985,504

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.:
5.50%, 1/15/2040	700,000	865,539
5.90%, 2/15/2039	534,000	685,323
Harris Corp. 6.15%, 12/15/2040	50,000	61,708
Juniper Networks, Inc.:
4.35%, 6/15/2025 (b)	150,000	151,665
5.95%, 3/15/2041	100,000	103,935
Motorola Solutions, Inc.:
5.50%, 9/1/2044	250,000	271,637
7.50%, 5/15/2025	50,000	61,840

		2,201,647

COMPUTERS (PERIPHERALS) — 0.1%
Seagate HDD Cayman:
4.75%, 1/1/2025 (c)	350,000	362,892
5.75%, 12/1/2034 (c)	100,000	106,757

		469,649

CONSTRUCTION & ENGINEERING — 0.0% (d)
ABB Finance USA, Inc. 4.38%, 5/8/2042	60,000	66,142

CONTAINERS & PACKAGING — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	375,000	447,019

DIVERSIFIED CONSUMER SERVICES — 0.2%
Johns Hopkins University 4.08%, 7/1/2053	100,000	103,752
Massachusetts Institute of Technology:
4.68%, 7/1/2114	350,000	409,263

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.60%, 7/1/2111	$100,000	$139,487

		652,502

DIVERSIFIED FINANCIAL SERVICES — 6.0%
American Express Co. 4.05%, 12/3/2042	300,000	300,547
Aon Corp. 6.25%, 9/30/2040	50,000	65,395
AXA Financial, Inc. 7.00%, 4/1/2028	150,000	194,683
Bank of America Corp.:
4.25%, 10/22/2026	513,000	526,532
4.88%, 4/1/2044	775,000	870,845
5.00%, 1/21/2044	550,000	627,233
5.88%, 2/7/2042	525,000	666,879
6.00%, 10/15/2036	450,000	579,981
6.11%, 1/29/2037	740,000	899,943
Citigroup, Inc.:
4.30%, 11/20/2026	500,000	516,977
4.95%, 11/7/2043	400,000	457,766
5.30%, 5/6/2044	608,000	681,262
5.50%, 9/13/2025	300,000	340,231
5.88%, 2/22/2033	150,000	174,370
5.88%, 1/30/2042 (b)	250,000	317,534
6.00%, 10/31/2033	400,000	472,828
6.13%, 8/25/2036	700,000	840,183
6.63%, 1/15/2028	100,000	127,775
6.63%, 6/15/2032	250,000	312,145
6.68%, 9/13/2043	300,000	400,629
6.88%, 3/5/2038	135,000	186,124
8.13%, 7/15/2039	775,000	1,212,802
CME Group, Inc. 5.30%, 9/15/2043	150,000	183,832
Credit Suisse USA, Inc. 7.13%, 7/15/2032	425,000	602,276
General Electric Capital Corp.:
5.88%, 1/14/2038	2,210,000	2,845,654
6.75%, 3/15/2032	1,730,000	2,395,830
6.88%, 1/10/2039	1,249,000	1,791,914
General Electric Capital Corp., Series A 6.15%, 8/7/2037	645,000	855,632
General Electric Capital Services, Inc. 7.50%, 8/21/2035	100,000	145,980
Goldman Sachs Capital I 6.35%, 2/15/2034	600,000	732,057
Invesco Finance PLC 5.38%, 11/30/2043	50,000	61,282
JPMorgan Chase & Co.:
4.13%, 12/15/2026 (b)	1,050,000	1,083,645
4.85%, 2/1/2044 (b)	400,000	454,220
5.40%, 1/6/2042	400,000	480,417
5.50%, 10/15/2040	350,000	423,422
5.63%, 8/16/2043	250,000	299,863
6.40%, 5/15/2038	1,085,000	1,445,881
Legg Mason, Inc. 5.63%, 1/15/2044	75,000	88,419
Leucadia National Corp. 6.63%, 10/23/2043	30,000	29,946
Merrill Lynch & Co., Inc.:
6.75%, 6/1/2028	150,000	186,075
7.75%, 5/14/2038	570,000	819,837
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	250,000	370,520
TD Ameritrade Holding Corp. 3.63%, 4/1/2025 (b)	200,000	208,216
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	133,191

		26,410,773

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
AT&T, Inc.:
4.30%, 12/15/2042	592,000	566,210
4.35%, 6/15/2045	1,042,000	999,855
4.80%, 6/15/2044	1,100,000	1,127,919
5.35%, 9/1/2040	1,645,000	1,792,599
5.55%, 8/15/2041	1,000,000	1,119,734
6.40%, 5/15/2038	10,000	12,063
6.50%, 9/1/2037	350,000	427,906
Bellsouth Capital Funding Corp. 7.88%, 2/15/2030	400,000	539,267
British Telecommunications PLC 9.63%, 12/15/2030	800,000	1,316,653
Pacific Bell Telephone Co. 7.13%, 3/15/2026	250,000	320,981
Qwest Corp.:
6.88%, 9/15/2033	450,000	452,250
7.25%, 9/15/2025	100,000	116,000
7.25%, 10/15/2035	100,000	103,000
Verizon Communications, Inc.:
3.85%, 11/1/2042	250,000	227,826
4.40%, 11/1/2034	790,000	800,321
4.52%, 9/15/2048 (c)	1,787,000	1,784,898
4.67%, 3/15/2055 (c)	1,773,000	1,742,463
4.75%, 11/1/2041	350,000	363,546
4.86%, 8/21/2046	1,477,000	1,548,780
5.01%, 8/21/2054	1,517,000	1,568,445
5.05%, 3/15/2034	600,000	651,078
5.85%, 9/15/2035	427,000	505,530
6.00%, 4/1/2041	300,000	362,348
6.25%, 4/1/2037	250,000	309,143
6.40%, 9/15/2033	750,000	936,161
6.40%, 2/15/2038	300,000	374,472
6.55%, 9/15/2043	2,264,000	2,943,781
6.90%, 4/15/2038	450,000	590,784
7.35%, 4/1/2039	250,000	342,548
7.75%, 12/1/2030	250,000	354,222
Verizon Maryland, Inc. 5.13%, 6/15/2033	709,000	730,722
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	123,592

		25,155,097

ELECTRIC UTILITIES — 11.7%
Alabama Power Co.:
3.75%, 3/1/2045	250,000	254,997
4.10%, 1/15/2042	400,000	425,710
4.15%, 8/15/2044	120,000	128,666
5.20%, 6/1/2041	100,000	123,294
6.00%, 3/1/2039	100,000	133,053
6.13%, 5/15/2038	420,000	563,933
Ameren Illinois Co.:
4.30%, 7/1/2044	150,000	167,586

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.80%, 12/15/2043 (b)	$500,000	$591,978
Appalachian Power Co.:
4.40%, 5/15/2044	200,000	213,956
5.80%, 10/1/2035	50,000	63,416
6.38%, 4/1/2036	300,000	401,169
6.70%, 8/15/2037	100,000	137,673
7.00%, 4/1/2038	160,000	229,017
Arizona Public Service Co.:
3.35%, 6/15/2024	150,000	153,703
4.50%, 4/1/2042	350,000	388,281
Berkshire Hathaway Energy 8.48%, 9/15/2028	125,000	189,894
Berkshire Hathaway Energy Co.:
4.50%, 2/1/2045	125,000	135,747
5.15%, 11/15/2043	200,000	237,524
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	100,000	97,452
4.50%, 4/1/2044	400,000	453,109
Cleco Power LLC 6.00%, 12/1/2040	100,000	122,014
CMS Energy Corp.:
4.70%, 3/31/2043	29,000	32,530
4.88%, 3/1/2044	100,000	114,983
Commonwealth Edison Co.:
3.70%, 3/1/2045	150,000	151,107
3.80%, 10/1/2042	450,000	460,849
4.60%, 8/15/2043	75,000	86,836
4.70%, 1/15/2044	100,000	116,883
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	470,000	614,235
Connecticut Light & Power Co.:
4.30%, 4/15/2044	100,000	109,795
6.35%, 6/1/2036	50,000	67,200
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	325,000	335,573
4.20%, 3/15/2042	75,000	80,445
4.45%, 3/15/2044	450,000	497,364
4.63%, 12/1/2054	250,000	278,697
5.30%, 3/1/2035	100,000	120,997
5.50%, 12/1/2039	275,000	342,342
5.70%, 12/1/2036	130,000	163,156
5.70%, 6/15/2040	50,000	63,708
5.85%, 3/15/2036	400,000	510,382
6.30%, 8/15/2037	15,000	20,371
6.75%, 4/1/2038	200,000	282,633
Consumers Energy Co. 4.35%, 8/31/2064	200,000	215,484
Delmarva Power & Light Co. 4.00%, 6/1/2042	350,000	371,453
Detroit Edison Co.:
3.95%, 6/15/2042	75,000	79,494
5.70%, 10/1/2037	250,000	328,705
Dominion Gas Holdings LLC 4.80%, 11/1/2043	138,000	150,882
Dominion Resources, Inc:
5.95%, 6/15/2035	450,000	549,633
7.00%, 6/15/2038	450,000	630,677
Dominion Resources, Inc.:
4.05%, 9/15/2042	200,000	199,387
4.70%, 12/1/2044	100,000	110,353
DTE Electric Co.:
3.38%, 3/1/2025	100,000	105,334
3.70%, 3/15/2045	100,000	102,564
4.30%, 7/1/2044	275,000	307,242
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	150,000	155,214
4.00%, 9/30/2042	175,000	185,190
4.25%, 12/15/2041	225,000	246,089
5.30%, 2/15/2040	350,000	441,274
6.00%, 12/1/2028	100,000	124,944
6.00%, 1/15/2038	300,000	403,419
6.05%, 4/15/2038	150,000	201,818
6.10%, 6/1/2037	400,000	530,574
6.45%, 10/15/2032	100,000	132,344
Duke Energy Indiana, Inc.:
4.90%, 7/15/2043	250,000	298,925
6.35%, 8/15/2038	200,000	280,906
6.45%, 4/1/2039	180,000	253,284
Duke Energy Progress, Inc.:
4.10%, 5/15/2042	350,000	376,123
4.10%, 3/15/2043	400,000	435,521
4.15%, 12/1/2044	75,000	81,569
4.38%, 3/30/2044	250,000	284,897
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	117,732
Exelon Corp. 5.63%, 6/15/2035	200,000	237,369
Exelon Generation Co. LLC:
5.60%, 6/15/2042	260,000	293,707
6.25%, 10/1/2039	210,000	252,266
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	107,631
Florida Power & Light Co.:
3.80%, 12/15/2042	300,000	312,003
4.05%, 6/1/2042	100,000	107,871
4.05%, 10/1/2044	200,000	216,544
4.13%, 2/1/2042	300,000	327,250
5.25%, 2/1/2041	200,000	253,029
5.40%, 9/1/2035	150,000	185,850
5.69%, 3/1/2040	115,000	153,886
5.85%, 5/1/2037	50,000	65,773
5.95%, 2/1/2038	600,000	813,790
6.20%, 6/1/2036	150,000	202,322
Florida Power Corp.:
6.35%, 9/15/2037	100,000	141,354
6.40%, 6/15/2038	430,000	602,293
Georgia Power Co.:
4.30%, 3/15/2042	300,000	323,110
4.30%, 3/15/2043	250,000	269,660
4.75%, 9/1/2040	325,000	369,926
5.95%, 2/1/2039	150,000	194,972
Iberdrola International BV 6.75%, 7/15/2036	200,000	266,562
Idaho Power Co. 3.65%, 3/1/2045	100,000	101,472
Indiana Michigan Power Co. 6.05%, 3/15/2037	200,000	256,481
Interstate Power & Light Co.:
3.25%, 12/1/2024	200,000	206,848
6.25%, 7/15/2039	50,000	68,932

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

ITC Holdings Corp. 3.65%, 6/15/2024	$200,000	$207,225
Jersey Central Power & Light Co. 6.15%, 6/1/2037	200,000	244,731
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	960	1,103
Kansas City Power & Light Co.:
5.30%, 10/1/2041	50,000	60,551
6.05%, 11/15/2035	50,000	64,393
Kentucky Utilities Co. 5.13%, 11/1/2040	475,000	597,746
Louisville Gas & Electric Co. 4.65%, 11/15/2043	100,000	116,927
MidAmerican Energy Holdings Co. 5.75%, 11/1/2035	100,000	129,033
Mississippi Power Co. 4.25%, 3/15/2042	100,000	103,449
Nevada Power Co.:
5.38%, 9/15/2040	75,000	94,093
6.65%, 4/1/2036	50,000	69,691
Nisource Finance Corp.:
4.80%, 2/15/2044	250,000	281,958
5.25%, 2/15/2043	100,000	119,017
5.65%, 2/1/2045	150,000	188,294
5.95%, 6/15/2041	400,000	520,011
Northern States Power Co.:
3.40%, 8/15/2042	400,000	385,546
4.13%, 5/15/2044	100,000	108,040
4.85%, 8/15/2040	100,000	118,794
5.35%, 11/1/2039	50,000	62,878
NorthWestern Corp. 4.18%, 11/15/2044	100,000	106,792
NSTAR Electric Co. 5.50%, 3/15/2040	100,000	125,586
Oglethorpe Power Corp.:
4.20%, 12/1/2042	125,000	128,335
4.55%, 6/1/2044	150,000	161,718
5.38%, 11/1/2040	65,000	77,032
5.95%, 11/1/2039	50,000	62,986
Ohio Edison Co.:
6.88%, 7/15/2036	200,000	261,697
8.25%, 10/15/2038	550,000	888,033
Ohio Power Co. 6.60%, 2/15/2033	102,000	135,803
Oklahoma Gas & Electric Co.:
4.00%, 12/15/2044	150,000	156,922
4.55%, 3/15/2044	100,000	112,248
5.25%, 5/15/2041	50,000	60,976
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045 (c)	150,000	151,642
4.55%, 12/1/2041	150,000	167,245
5.25%, 9/30/2040	50,000	60,855
5.30%, 6/1/2042	300,000	374,498
7.25%, 1/15/2033	200,000	287,347
7.50%, 9/1/2038	125,000	190,120
Pacific Gas & Electric Co.:
4.30%, 3/15/2045	200,000	213,616
4.45%, 4/15/2042	400,000	432,095
4.60%, 6/15/2043	125,000	139,310
4.75%, 2/15/2044	200,000	228,310
5.13%, 11/15/2043	350,000	415,525
5.40%, 1/15/2040	250,000	302,974
5.80%, 3/1/2037	150,000	188,176
6.05%, 3/1/2034	1,200,000	1,554,496
6.25%, 3/1/2039	100,000	133,706
6.35%, 2/15/2038	200,000	268,582
PacifiCorp:
5.75%, 4/1/2037	300,000	392,626
6.00%, 1/15/2039	350,000	473,965
6.10%, 8/1/2036	50,000	67,605
6.25%, 10/15/2037	500,000	694,843
PECO Energy Co.:
4.15%, 10/1/2044	200,000	217,095
5.95%, 10/1/2036	250,000	328,977
Potomac Electric Power Co.:
4.15%, 3/15/2043	150,000	161,068
7.90%, 12/15/2038	100,000	158,543
PPL Capital Funding, Inc. 4.70%, 6/1/2043	400,000	447,391
PPL Electric Utilities Corp.:
4.13%, 6/15/2044	150,000	160,415
5.20%, 7/15/2041	55,000	67,702
6.25%, 5/15/2039	50,000	68,853
Progress Energy, Inc.:
6.00%, 12/1/2039	175,000	230,582
7.75%, 3/1/2031	90,000	128,271
Public Service Co. of Colorado:
3.60%, 9/15/2042	300,000	303,174
4.30%, 3/15/2044	300,000	337,845
6.25%, 9/1/2037	100,000	139,783
Public Service Electric & Gas Co.:
3.65%, 9/1/2042	125,000	126,963
3.95%, 5/1/2042	450,000	478,492
4.00%, 6/1/2044	450,000	482,951
5.50%, 3/1/2040	250,000	317,172
5.80%, 5/1/2037	100,000	129,908
Puget Sound Energy, Inc.:
4.43%, 11/15/2041	100,000	112,424
5.48%, 6/1/2035	225,000	280,960
5.64%, 4/15/2041	50,000	65,242
5.76%, 10/1/2039	100,000	131,622
5.80%, 3/15/2040	55,000	72,709
6.27%, 3/15/2037	300,000	408,816
7.02%, 12/1/2027	100,000	135,978
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	275,000	291,936
4.30%, 4/1/2042	175,000	196,493
4.50%, 8/15/2040	100,000	114,727
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	459,000	584,653
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	250,000	271,053
4.50%, 6/1/2064	100,000	106,438
4.60%, 6/15/2043	415,000	464,772
5.30%, 5/15/2033	50,000	60,207
5.45%, 2/1/2041	50,000	62,975
Southern California Edison Co.:
3.60%, 2/1/2045	100,000	99,838
3.90%, 12/1/2041	60,000	61,807
3.90%, 3/15/2043	50,000	52,078
4.05%, 3/15/2042	350,000	368,199

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 9/1/2040	$250,000	$280,672
4.65%, 10/1/2043	505,000	587,364
5.35%, 7/15/2035	300,000	368,295
5.50%, 3/15/2040	300,000	383,529
5.55%, 1/15/2037	250,000	317,065
5.95%, 2/1/2038	200,000	265,654
6.00%, 1/15/2034	100,000	130,320
Southern California Edison Co., Series G 5.75%, 4/1/2035	50,000	64,907
Southern Power Co. 5.25%, 7/15/2043	150,000	175,402
Southwestern Electric Power Co. 3.90%, 4/1/2045	250,000	248,739
Southwestern Public Service Co. 4.50%, 8/15/2041	600,000	682,853
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	130,572
Tampa Electric Co.:
4.10%, 6/15/2042	300,000	320,833
4.35%, 5/15/2044	50,000	55,813
6.15%, 5/15/2037	14,000	18,921
6.55%, 5/15/2036	50,000	69,674
Union Electric Co. 8.45%, 3/15/2039	100,000	170,670
Virginia Electric & Power Co.:
4.00%, 1/15/2043	200,000	210,290
4.45%, 2/15/2044	150,000	168,272
4.65%, 8/15/2043	200,000	230,241
6.00%, 5/15/2037	89,000	119,104
8.88%, 11/15/2038	350,000	592,945
Westar Energy, Inc.:
4.10%, 4/1/2043	50,000	53,355
4.13%, 3/1/2042	350,000	374,395
Wisconsin Electric Power Co.:
3.65%, 12/15/2042	50,000	49,923
4.25%, 6/1/2044	310,000	340,614
Wisconsin Power & Light Co.:
4.10%, 10/15/2044	125,000	134,114
6.38%, 8/15/2037	50,000	69,577
Wisconsin Public Service Corp.:
3.67%, 12/1/2042	100,000	100,556
4.75%, 11/1/2044	50,000	59,433
Xcel Energy, Inc. 4.80%, 9/15/2041	50,000	57,315

		51,242,863

ELECTRICAL EQUIPMENT — 0.0% (d)
Emerson Electric Co. 6.00%, 8/15/2032	50,000	63,902
Trimble Navigation, Ltd. 4.75%, 12/1/2024	100,000	104,215

		168,117

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Arrow Electronics, Inc. 4.00%, 4/1/2025	200,000	201,392
Corning, Inc.:
4.75%, 3/15/2042	150,000	164,808
5.75%, 8/15/2040	75,000	91,843
7.25%, 8/15/2036	50,000	65,325

		523,368

ENERGY EQUIPMENT & SERVICES — 0.6%
Cameron International Corp. 5.95%, 6/1/2041	100,000	108,480
Halliburton Co.:
4.50%, 11/15/2041	310,000	325,224
4.75%, 8/1/2043	350,000	382,087
6.70%, 9/15/2038	100,000	134,535
7.45%, 9/15/2039	356,000	511,536
National Oilwell Varco, Inc. 3.95%, 12/1/2042	200,000	189,078
Weatherford International, Inc. 6.80%, 6/15/2037	50,000	46,496
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	450,000	394,030
6.50%, 8/1/2036	455,000	411,854
6.75%, 9/15/2040	100,000	92,500

		2,595,820

FOOD & STAPLES RETAILING — 2.2%
CVS Health Corp.:
5.30%, 12/5/2043	175,000	211,929
5.75%, 5/15/2041	100,000	126,595
6.13%, 9/15/2039	200,000	260,734
6.25%, 6/1/2027	300,000	387,969
Delhaize America LLC 9.00%, 4/15/2031	50,000	68,563
Kroger Co.:
5.00%, 4/15/2042	200,000	226,884
5.15%, 8/1/2043	130,000	151,601
5.40%, 7/15/2040	100,000	117,363
6.90%, 4/15/2038	200,000	273,061
7.50%, 4/1/2031	65,000	88,803
Sysco Corp.:
4.35%, 10/2/2034	410,000	429,603
4.50%, 10/2/2044 (b)	200,000	210,397
6.63%, 3/17/2039	100,000	139,469
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	350,000	369,358
4.30%, 4/22/2044	250,000	277,781
4.75%, 10/2/2043	550,000	646,043
4.88%, 7/8/2040	175,000	205,730
5.00%, 10/25/2040	150,000	180,136
5.25%, 9/1/2035	980,000	1,204,491
5.63%, 4/1/2040	645,000	824,248
5.63%, 4/15/2041	575,000	740,897
5.88%, 4/5/2027	200,000	259,910
6.20%, 4/15/2038	450,000	609,838
6.50%, 8/15/2037	875,000	1,219,182
7.55%, 2/15/2030	300,000	451,023
Walgreen Co. 4.40%, 9/15/2042	50,000	50,649

		9,732,257

FOOD PRODUCTS — 1.6%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	130,304
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	450,000	465,193
4.54%, 3/26/2042	50,000	57,007

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.38%, 9/15/2035	$600,000	$734,624
5.77%, 3/1/2041	250,000	327,628
5.94%, 10/1/2032	50,000	64,237
Campbell Soup Co. 3.80%, 8/2/2042	58,000	53,460
ConAgra Foods, Inc.:
4.65%, 1/25/2043 (b)	250,000	248,489
6.63%, 8/15/2039	150,000	184,383
7.00%, 10/1/2028	50,000	63,818
7.13%, 10/1/2026	50,000	62,798
8.25%, 9/15/2030	130,000	186,004
Delhaize Group SA 5.70%, 10/1/2040	300,000	330,599
General Mills, Inc.:
4.15%, 2/15/2043	50,000	50,915
5.40%, 6/15/2040	200,000	237,479
Hershey Co. 7.20%, 8/15/2027	50,000	70,091
JM Smucker Co.:
4.25%, 3/15/2035 (c)	250,000	259,980
4.38%, 3/15/2045 (c)	75,000	78,423
Kellogg Co. 7.45%, 4/1/2031	379,000	511,375
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	650,000	715,964
6.50%, 2/9/2040	250,000	320,395
6.88%, 1/26/2039	350,000	462,100
Mondelez International, Inc. 6.50%, 2/9/2040 (b)	360,000	494,649
Tyson Foods, Inc.:
4.88%, 8/15/2034	275,000	307,094
5.15%, 8/15/2044 (b)	250,000	287,724
Unilever Capital Corp. 5.90%, 11/15/2032	310,000	430,324

		7,135,057

GAS UTILITIES — 0.4%
AGL Capital Corp.:
4.40%, 6/1/2043	300,000	325,840
5.88%, 3/15/2041	170,000	219,358
6.00%, 10/1/2034	50,000	63,937
Atmos Energy Corp.:
4.13%, 10/15/2044	265,000	283,038
4.15%, 1/15/2043	125,000	133,741
5.50%, 6/15/2041	50,000	63,016
KeySpan Corp. 5.80%, 4/1/2035	100,000	124,050
ONE Gas, Inc. 4.66%, 2/1/2044	130,000	149,028
Piedmont Natural Gas Co., Inc.:
4.10%, 9/18/2034	100,000	107,992
4.65%, 8/1/2043	25,000	29,498
Southern California Gas Co.:
3.75%, 9/15/2042	50,000	51,298
4.45%, 3/15/2044	100,000	114,691

		1,665,487

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Baxter International, Inc.:
3.65%, 8/15/2042	100,000	95,997
4.50%, 6/15/2043	200,000	215,288
6.25%, 12/1/2037	100,000	131,202
Becton Dickinson and Co.:
4.69%, 12/15/2044	750,000	812,338
6.00%, 5/15/2039	100,000	127,150
Boston Scientific Corp. 7.38%, 1/15/2040	301,000	413,233
CareFusion Corp. 4.88%, 5/15/2044	100,000	108,737
Covidien International Finance SA 6.55%, 10/15/2037	300,000	426,534
Medtronic, Inc.:
3.50%, 3/15/2025 (c)	625,000	652,644
4.00%, 4/1/2043	640,000	662,977
4.38%, 3/15/2035 (c)	800,000	871,126
4.50%, 3/15/2042	100,000	110,043
4.63%, 3/15/2044	200,000	224,466
4.63%, 3/15/2045 (c)	2,000,000	2,251,529
5.55%, 3/15/2040	150,000	186,798
St. Jude Medical, Inc. 4.75%, 4/15/2043	225,000	247,473
Stryker Corp.:
4.10%, 4/1/2043	200,000	203,025
4.38%, 5/15/2044	100,000	103,937
Zimmer Holdings, Inc.:
4.25%, 8/15/2035	215,000	221,468
4.45%, 8/15/2045	255,000	265,486
5.75%, 11/30/2039	100,000	119,025

		8,450,476

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.:
4.13%, 11/15/2042	400,000	419,181
4.50%, 5/15/2042	90,000	99,866
4.75%, 3/15/2044	100,000	115,692
6.63%, 6/15/2036	100,000	137,128
6.75%, 12/15/2037	350,000	488,851
AmerisourceBergen Corp. 4.25%, 3/1/2045	200,000	210,778
Anthem, Inc.:
4.63%, 5/15/2042	300,000	327,247
4.65%, 1/15/2043	205,000	222,201
4.65%, 8/15/2044	750,000	814,227
5.10%, 1/15/2044	200,000	230,307
5.85%, 1/15/2036	200,000	246,436
5.95%, 12/15/2034	10,000	12,643
6.38%, 6/15/2037	230,000	300,228
Cardinal Health, Inc.:
4.50%, 11/15/2044	100,000	105,205
4.60%, 3/15/2043	60,000	63,734
Catholic Health Initiatives 4.35%, 11/1/2042	200,000	198,786
CIGNA Corp.:
5.38%, 2/15/2042	300,000	367,455
5.88%, 3/15/2041	100,000	128,469
7.88%, 5/15/2027	100,000	141,774
Cleveland Clinic Foundation 4.86%, 1/1/2114	70,000	72,496
Dignity Health 5.27%, 11/1/2064	65,000	72,208
Humana, Inc.:
4.63%, 12/1/2042	307,000	318,429
4.95%, 10/1/2044	150,000	165,047

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Kaiser Foundation Hospitals 4.88%, 4/1/2042	$50,000	$57,285
Laboratory Corp. of America Holdings:
3.60%, 2/1/2025	350,000	351,887
4.70%, 2/1/2045	375,000	381,668
Mayo Clinic 4.00%, 11/15/2047	100,000	101,095
McKesson Corp.:
4.88%, 3/15/2044	250,000	285,506
6.00%, 3/1/2041	50,000	63,803
Memorial Sloan-Kettering Cancer Center 4.20%, 7/1/2055	318,000	321,802
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	150,000	195,254
New York & Presbyterian Hospital 4.02%, 8/1/2045	200,000	197,754
NYU Hospitals Center 4.78%, 7/1/2044	155,000	166,357
Owens & Minor, Inc. 4.38%, 12/15/2024	67,000	69,964
Quest Diagnostics, Inc.:
4.25%, 4/1/2024	100,000	106,522
4.70%, 3/30/2045	150,000	155,146
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	100,000	101,861
4.25%, 3/15/2043 (b)	150,000	160,517
4.38%, 3/15/2042	350,000	381,009
4.63%, 11/15/2041	100,000	113,788
5.80%, 3/15/2036	50,000	64,199
5.95%, 2/15/2041	100,000	133,444
6.50%, 6/15/2037	300,000	415,774
6.63%, 11/15/2037	100,000	140,917
6.88%, 2/15/2038	890,000	1,290,174

		10,514,114

HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc. 6.80%, 10/15/2037	50,000	63,060
McDonald’s Corp.:
3.63%, 5/1/2043	100,000	97,183
3.70%, 2/15/2042	275,000	270,900
4.88%, 7/15/2040	75,000	86,439
6.30%, 10/15/2037	250,000	328,691
6.30%, 3/1/2038	405,000	541,041
Starwood Hotels & Resorts Worldwide, Inc.:
3.75%, 3/15/2025	200,000	206,031
4.50%, 10/1/2034	150,000	155,079
Yum! Brands, Inc. 6.88%, 11/15/2037	182,000	237,108

		1,985,532

HOUSEHOLD DURABLES — 0.0% (d)
Whirlpool Corp.:
3.70%, 5/1/2025	150,000	154,030
5.15%, 3/1/2043	50,000	56,090

		210,120

HOUSEHOLD PRODUCTS — 0.4%
Kimberly-Clark Corp.:
3.70%, 6/1/2043	165,000	165,318
5.30%, 3/1/2041	100,000	124,806
6.63%, 8/1/2037	250,000	356,197
Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	129,211
5.55%, 3/5/2037	600,000	793,941
5.80%, 8/15/2034	100,000	134,384

		1,703,857

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
TransAlta Corp. 6.50%, 3/15/2040	100,000	101,375

INDUSTRIAL CONGLOMERATES — 0.6%
3M Co.:
3.88%, 6/15/2044	150,000	159,131
5.70%, 3/15/2037	100,000	131,523
General Electric Co.:
4.13%, 10/9/2042	650,000	686,007
4.50%, 3/11/2044	752,000	844,099
Koninklijke Philips NV:
5.00%, 3/15/2042	80,000	89,728
6.88%, 3/11/2038	350,000	471,935
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	140,678

		2,523,101

INSURANCE — 4.3%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	250,000	267,731
6.70%, 5/15/2036	50,000	71,029
Aflac, Inc.:
6.45%, 8/15/2040	50,000	65,953
6.90%, 12/17/2039	218,000	300,054
Alleghany Corp. 4.90%, 9/15/2044	225,000	235,414
Allstate Corp.:
4.50%, 6/15/2043	375,000	424,479
5.35%, 6/1/2033	50,000	61,299
5.55%, 5/9/2035	375,000	473,462
5.95%, 4/1/2036	30,000	39,750
American International Group, Inc.:
3.88%, 1/15/2035 (b)	700,000	702,458
4.38%, 1/15/2055	500,000	503,379
4.50%, 7/16/2044	500,000	535,468
6.25%, 5/1/2036	225,000	290,629
8.18%, 5/15/2058 (e)	825,000	1,167,375
Aon PLC:
3.50%, 6/14/2024	100,000	102,294
4.25%, 12/12/2042	120,000	119,824
4.45%, 5/24/2043	250,000	258,587
Arch Capital Group US, Inc. 5.14%, 11/1/2043	300,000	339,344
Assurant, Inc. 6.75%, 2/15/2034	50,000	63,176
AXA SA 8.60%, 12/15/2030 (a)(f)	215,000	298,850
AXIS Specialty Finance PLC 5.15%, 4/1/2045	50,000	56,315
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	150,000	163,741
4.40%, 5/15/2042	180,000	198,541
5.75%, 1/15/2040	250,000	327,396

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	$425,000	$478,308
Chubb Corp.:
6.00%, 5/11/2037	255,000	340,298
6.50%, 5/15/2038	120,000	169,813
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	130,383
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	62,720
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	100,000	105,792
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	121,000	126,901
5.95%, 10/15/2036	200,000	249,657
6.63%, 3/30/2040	50,000	67,619
Lincoln National Corp.:
6.15%, 4/7/2036	200,000	251,217
6.30%, 10/9/2037	150,000	192,781
7.00%, 6/15/2040	100,000	139,186
Loews Corp.:
4.13%, 5/15/2043	150,000	147,207
6.00%, 2/1/2035	50,000	61,348
Markel Corp. 5.00%, 3/30/2043	33,000	36,120
Marsh & McLennan Cos., Inc.:
3.50%, 3/10/2025	400,000	409,833
5.88%, 8/1/2033	50,000	61,661
MetLife, Inc.:
4.13%, 8/13/2042	150,000	155,417
4.72%, 12/15/2044	200,000	226,168
4.88%, 11/13/2043	330,000	379,630
5.70%, 6/15/2035	100,000	126,482
5.88%, 2/6/2041	800,000	1,041,966
6.38%, 6/15/2034	100,000	135,056
6.40%, 12/15/2036	200,000	237,000
6.50%, 12/15/2032	100,000	134,735
10.75%, 8/1/2039	440,000	739,200
Principal Financial Group, Inc.:
4.35%, 5/15/2043	200,000	206,976
4.63%, 9/15/2042	50,000	53,966
6.05%, 10/15/2036	250,000	315,596
Progressive Corp.:
4.35%, 4/25/2044	250,000	274,590
6.25%, 12/1/2032	180,000	240,850
Protective Life Corp. 8.45%, 10/15/2039	50,000	76,257
Prudential Financial, Inc.:
4.60%, 5/15/2044	350,000	368,606
5.10%, 8/15/2043	100,000	111,473
5.40%, 6/13/2035	50,000	57,602
5.63%, 5/12/2041	125,000	148,872
5.75%, 7/15/2033	75,000	89,852
6.20%, 11/15/2040	200,000	254,302
6.63%, 12/1/2037	250,000	330,617
6.63%, 6/21/2040	250,000	333,351
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	300,000	357,969
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	35,000	45,139
Travelers Cos., Inc.:
4.60%, 8/1/2043	358,000	411,582
6.25%, 6/15/2037	730,000	998,102
Travelers Property Casualty Corp. 6.38%, 3/15/2033	50,000	67,522
Unum Group 5.75%, 8/15/2042	50,000	60,147
Voya Financial, Inc. 5.70%, 7/15/2043	100,000	122,992
W.R. Berkley Corp. 4.75%, 8/1/2044	150,000	159,656
XL Group PLC:
6.25%, 5/15/2027	100,000	123,254
6.38%, 11/15/2024	100,000	121,639
XLIT, Ltd. 5.50%, 3/31/2045	135,000	135,619

		18,739,577

INTERNET SOFTWARE & SERVICES — 0.4%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034 (c)	200,000	202,335
Amazon.com, Inc.:
4.80%, 12/5/2034	400,000	436,984
4.95%, 12/5/2044	400,000	435,327
eBay, Inc. 4.00%, 7/15/2042	600,000	528,309

		1,602,955

IT SERVICES — 0.4%
International Business Machines Corp.:
4.00%, 6/20/2042 (b)	350,000	350,057
5.60%, 11/30/2039	637,000	779,982
5.88%, 11/29/2032	250,000	318,198
6.22%, 8/1/2027	50,000	64,615
6.50%, 1/15/2028	50,000	65,945
7.00%, 10/30/2025	50,000	67,135

		1,645,932

LEISURE PRODUCTS — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	250,000	260,050
6.35%, 3/15/2040	50,000	59,492
Mattel, Inc. 6.20%, 10/1/2040	100,000	121,496

		441,038

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	257,000	304,102

MACHINERY — 1.1%
Caterpillar, Inc.:
3.80%, 8/15/2042	806,000	817,578
4.30%, 5/15/2044 (b)	100,000	108,331
4.75%, 5/15/2064	25,000	27,346
5.20%, 5/27/2041	115,000	138,119
5.30%, 9/15/2035	100,000	121,376
6.05%, 8/15/2036	300,000	390,925
Cummins, Inc. 4.88%, 10/1/2043	119,000	140,047
Deere & Co.:
3.90%, 6/9/2042	600,000	624,509
5.38%, 10/16/2029	50,000	61,689
7.13%, 3/3/2031	100,000	140,351

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Dover Corp. 5.38%, 3/1/2041	$314,000	$388,175
Eaton Corp.:
4.00%, 11/2/2032	300,000	310,814
4.15%, 11/2/2042	150,000	153,767
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	200,000	206,129
4.88%, 9/15/2041	125,000	146,165
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	100,000	121,339
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/1/2044	150,000	157,668
Parker Hannifin Corp. 4.45%, 11/21/2044	250,000	279,482
Parker-Hannifin Corp. 4.20%, 11/21/2034	210,000	227,654
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	58,293
Timken Co. 3.88%, 9/1/2024 (c)	70,000	71,530
Valmont Industries, Inc.:
5.00%, 10/1/2044	50,000	49,857
5.25%, 10/1/2054	50,000	49,681

		4,790,825

MEDIA — 7.0%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	565,000	633,232
5.40%, 10/1/2043	300,000	365,856
6.20%, 12/15/2034	140,000	179,720
6.40%, 12/15/2035	450,000	595,822
6.90%, 8/15/2039	300,000	414,865
CBS Corp.:
4.60%, 1/15/2045	200,000	202,287
4.85%, 7/1/2042	100,000	105,587
4.90%, 8/15/2044	200,000	210,556
5.50%, 5/15/2033	300,000	330,642
5.90%, 10/15/2040	200,000	240,482
7.88%, 7/30/2030	125,000	178,605
Comcast Corp.:
3.38%, 2/15/2025 (b)	425,000	443,549
4.20%, 8/15/2034	623,000	672,192
4.25%, 1/15/2033	650,000	700,786
4.50%, 1/15/2043	100,000	109,963
4.65%, 7/15/2042	648,000	730,475
4.75%, 3/1/2044	700,000	802,780
5.65%, 6/15/2035	100,000	125,293
6.40%, 5/15/2038	350,000	476,669
6.40%, 3/1/2040	300,000	410,620
6.45%, 3/15/2037	450,000	606,983
6.55%, 7/1/2039	300,000	410,034
6.95%, 8/15/2037	710,000	1,008,555
7.05%, 3/15/2033	100,000	141,063
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.95%, 1/15/2025 (b)	250,000	257,752
4.45%, 4/1/2024	100,000	106,776
5.15%, 3/15/2042	450,000	468,878
6.00%, 8/15/2040	400,000	454,434
6.38%, 3/1/2041	250,000	295,997
Discovery Communications LLC:
4.88%, 4/1/2043 (b)	200,000	208,975
4.95%, 5/15/2042 (b)	225,000	237,528
6.35%, 6/1/2040	400,000	497,547
Grupo Televisa SA:
5.00%, 5/13/2045	250,000	258,772
6.63%, 3/18/2025 (b)	200,000	250,217
Grupo Televisa SAB 6.63%, 1/15/2040 (b)	150,000	186,169
Historic TW, Inc. 6.63%, 5/15/2029	250,000	322,376
McGraw-Hill Financial, Inc. 6.55%, 11/15/2037	100,000	114,356
NBCUniversal Media LLC:
4.45%, 1/15/2043	400,000	435,050
5.95%, 4/1/2041	630,000	822,721
6.40%, 4/30/2040	250,000	340,102
News America, Inc.:
6.15%, 3/1/2037	400,000	516,529
6.15%, 2/15/2041	400,000	519,406
6.55%, 3/15/2033	500,000	666,921
6.65%, 11/15/2037	340,000	457,300
Omnicom Group, Inc. 3.65%, 11/1/2024	200,000	206,673
Thomson Reuters Corp.:
5.65%, 11/23/2043	350,000	414,567
5.85%, 4/15/2040	100,000	120,686
Time Warner Cable, Inc.:
4.50%, 9/15/2042 (b)	450,000	465,098
5.50%, 9/1/2041	175,000	200,183
5.88%, 11/15/2040	950,000	1,127,872
6.55%, 5/1/2037	550,000	690,729
6.75%, 6/15/2039	400,000	514,408
7.30%, 7/1/2038	455,000	611,021
Time Warner Cos., Inc. 6.95%, 1/15/2028	200,000	260,879
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	250,000	367,082
Time Warner, Inc.:
4.65%, 6/1/2044	150,000	162,267
4.90%, 6/15/2042	175,000	195,391
5.35%, 12/15/2043	150,000	175,577
5.38%, 10/15/2041	250,000	295,442
6.10%, 7/15/2040	450,000	571,757
6.20%, 3/15/2040	150,000	190,951
6.25%, 3/29/2041	380,000	493,255
6.50%, 11/15/2036	325,000	426,702
7.63%, 4/15/2031	590,000	838,873
7.70%, 5/1/2032	880,000	1,254,295
Viacom, Inc.:
4.38%, 3/15/2043	362,000	339,048
4.85%, 12/15/2034	140,000	144,264
4.88%, 6/15/2043	300,000	302,088
5.25%, 4/1/2044 (b)	200,000	211,687
5.85%, 9/1/2043	550,000	620,934
6.88%, 4/30/2036	200,000	250,364
Walt Disney Co.:
3.70%, 12/1/2042	300,000	306,878
4.13%, 12/1/2041	150,000	165,093
4.13%, 6/1/2044	192,000	212,367
4.38%, 8/16/2041	50,000	56,851
7.00%, 3/1/2032	500,000	735,132

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

WPP Finance 2010:
5.13%, 9/7/2042	$50,000	$54,406
5.63%, 11/15/2043	230,000	269,799

		30,767,041

METALS & MINING — 2.8%
Barrick Gold Corp. 5.25%, 4/1/2042	100,000	95,576
Barrick North America Finance LLC:
5.70%, 5/30/2041	280,000	278,892
5.75%, 5/1/2043	350,000	360,961
7.50%, 9/15/2038	500,000	577,135
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	400,000	392,966
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	275,000	278,409
5.00%, 9/30/2043	1,075,000	1,231,066
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	250,000	227,230
5.45%, 3/15/2043	970,000	869,353
Goldcorp, Inc. 5.45%, 6/9/2044	100,000	102,359
Newmont Mining Corp.:
4.88%, 3/15/2042	250,000	220,865
6.25%, 10/1/2039	590,000	602,033
Nucor Corp.:
5.20%, 8/1/2043 (b)	136,000	152,679
6.40%, 12/1/2037	300,000	375,066
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	100,000	116,613
6.13%, 12/15/2033	65,000	78,826
7.25%, 3/15/2031	100,000	131,896
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (b)	480,000	475,027
4.75%, 3/22/2042	100,000	107,257
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040	300,000	337,183
7.13%, 7/15/2028	250,000	335,050
Southern Copper Corp.:
5.25%, 11/8/2042	750,000	683,099
6.75%, 4/16/2040	275,000	294,509
7.50%, 7/27/2035	250,000	286,007
Teck Resources, Ltd.:
5.20%, 3/1/2042	200,000	171,904
5.40%, 2/1/2043	100,000	90,439
6.00%, 8/15/2040	300,000	278,342
6.13%, 10/1/2035	150,000	143,047
6.25%, 7/15/2041	800,000	766,257
Vale Overseas, Ltd.:
6.88%, 11/21/2036 (b)	920,000	893,352
6.88%, 11/10/2039	650,000	628,008
8.25%, 1/17/2034 (b)	350,000	389,844
Vale SA 5.63%, 9/11/2042 (b)	525,000	453,449

		12,424,699

MULTI-UTILITIES — 1.1%
American Water Capital Corp.:
4.30%, 12/1/2042	150,000	160,286
6.59%, 10/15/2037	250,000	350,871
American Water Capital Corp. (Class C) 3.40%, 3/1/2025	300,000	310,949
Berkshire Hathaway Energy:
5.95%, 5/15/2037	200,000	255,557
6.13%, 4/1/2036	730,000	944,249
6.50%, 9/15/2037	230,000	313,053
Dominion Resources, Inc.:
4.90%, 8/1/2041	100,000	113,729
5.25%, 8/1/2033	336,000	389,289
DTE Energy Co.:
3.50%, 6/1/2024	100,000	103,228
6.38%, 4/15/2033	50,000	65,623
Entergy Arkansas, Inc. 3.70%, 6/1/2024	100,000	106,788
MidAmerican Energy Co.:
3.50%, 10/15/2024	300,000	319,273
4.40%, 10/15/2044	800,000	903,968
4.80%, 9/15/2043	165,000	195,847
Midamerican Funding LLC 6.93%, 3/1/2029	13,000	17,645
Sempra Energy 6.00%, 10/15/2039	250,000	318,108
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	6,500	6,940

		4,875,403

MULTILINE RETAIL — 0.7%
Kohl’s Corp. 6.88%, 12/15/2037	150,000	194,259
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	100,000	103,407
4.30%, 2/15/2043	100,000	100,176
4.50%, 12/15/2034	200,000	209,493
5.13%, 1/15/2042	50,000	56,126
6.38%, 3/15/2037	200,000	258,626
6.70%, 7/15/2034	100,000	129,398
6.90%, 1/15/2032	113,000	148,048
Nordstrom, Inc.:
5.00%, 1/15/2044	200,000	234,483
6.95%, 3/15/2028	50,000	66,892
Target Corp.:
4.00%, 7/1/2042 (b)	650,000	684,563
6.50%, 10/15/2037	450,000	621,133
7.00%, 1/15/2038	225,000	327,526

		3,134,130

OFFICE ELECTRONICS — 0.1%
Xerox Corp.:
4.80%, 3/1/2035	300,000	293,264
6.75%, 12/15/2039	15,000	18,852

		312,116

OIL, GAS & CONSUMABLE FUELS — 11.6%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	29,000	34,904
Anadarko Finance Co. 7.50%, 5/1/2031	200,000	262,999
Anadarko Petroleum Corp.:
4.50%, 7/15/2044 (b)	225,000	229,428
6.20%, 3/15/2040	175,000	211,607
6.45%, 9/15/2036	650,000	803,818
Apache Corp.:
4.25%, 1/15/2044 (b)	475,000	464,262

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.75%, 4/15/2043	$400,000	$416,419
5.10%, 9/1/2040	550,000	589,768
5.25%, 2/1/2042	75,000	82,287
6.00%, 1/15/2037	325,000	384,239
Baker Hughes, Inc.:
5.13%, 9/15/2040	250,000	279,281
6.88%, 1/15/2029	41,000	52,975
BP Capital Markets PLC 3.54%, 11/4/2024 (b)	200,000	204,444
Buckeye Partners LP 5.85%, 11/15/2043	100,000	100,147
Burlington Resources Finance Co.:
7.20%, 8/15/2031	130,000	180,794
7.40%, 12/1/2031	150,000	214,148
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025 (b)	200,000	201,543
5.85%, 2/1/2035	100,000	110,759
6.25%, 3/15/2038	825,000	957,542
6.50%, 2/15/2037	200,000	237,860
7.20%, 1/15/2032	50,000	61,494
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	91,991
5.20%, 9/15/2043	200,000	201,803
6.75%, 11/15/2039	800,000	947,459
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	135,000	168,542
6.63%, 11/1/2037	100,000	132,701
Conoco Funding Co. 7.25%, 10/15/2031	165,000	230,939
Conoco, Inc. 6.95%, 4/15/2029	503,000	681,864
ConocoPhillips:
5.90%, 10/15/2032	275,000	345,650
5.90%, 5/15/2038	300,000	378,139
6.50%, 2/1/2039	750,000	1,009,704
ConocoPhillips Co.:
4.15%, 11/15/2034	145,000	153,090
4.30%, 11/15/2044 (b)	500,000	530,217
Continental Resources, Inc.:
3.80%, 6/1/2024 (b)	100,000	91,720
4.90%, 6/1/2044 (b)	150,000	132,275
DCP Midstream LLC 8.13%, 8/16/2030	100,000	103,933
Devon Energy Corp.:
4.75%, 5/15/2042 (b)	200,000	212,575
5.60%, 7/15/2041	400,000	464,104
7.95%, 4/15/2032	300,000	412,624
Devon Financing Corp. ULC 7.88%, 9/30/2031	445,000	604,755
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043 (b)	400,000	332,259
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	126,652
Enbridge Energy Partners LP 5.50%, 9/15/2040	500,000	514,531
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	125,655
Enbridge, Inc.:
3.50%, 6/10/2024	100,000	97,058
4.50%, 6/10/2044 (b)	100,000	91,803
EnCana Corp.:
5.15%, 11/15/2041	75,000	76,201
6.50%, 8/15/2034	250,000	288,067
6.50%, 2/1/2038	450,000	515,199
6.63%, 8/15/2037	250,000	289,879
Energy Transfer Partners LP:
4.90%, 3/15/2035	250,000	250,343
5.15%, 2/1/2043	500,000	500,788
5.15%, 3/15/2045	200,000	202,773
5.95%, 10/1/2043	100,000	110,543
6.05%, 6/1/2041	247,000	271,375
6.50%, 2/1/2042	100,000	115,841
6.63%, 10/15/2036	50,000	58,172
7.50%, 7/1/2038	300,000	374,077
ENI USA, Inc. 7.30%, 11/15/2027	50,000	66,917
EnLink Midstream Partners LP 5.60%, 4/1/2044	100,000	108,124
Ensco PLC:
4.50%, 10/1/2024 (b)	250,000	240,582
5.75%, 10/1/2044 (b)	425,000	408,194
Enterprise Products Operating LLC:
3.75%, 2/15/2025	300,000	308,976
4.45%, 2/15/2043	350,000	354,501
4.85%, 8/15/2042	250,000	267,259
4.85%, 3/15/2044	450,000	485,072
4.95%, 10/15/2054	400,000	423,857
5.10%, 2/15/2045	550,000	611,282
5.95%, 2/1/2041	375,000	451,762
6.13%, 10/15/2039	100,000	121,305
6.65%, 10/15/2034	100,000	128,688
6.88%, 3/1/2033	150,000	194,829
7.55%, 4/15/2038	115,000	162,078
EOG Resources, Inc. 3.90%, 4/1/2035	250,000	258,350
Exxon Mobil Corp. 3.57%, 3/6/2045	285,000	294,412
Hess Corp.:
5.60%, 2/15/2041	400,000	436,520
6.00%, 1/15/2040	275,000	305,895
7.13%, 3/15/2033	230,000	281,609
7.30%, 8/15/2031	415,000	503,074
7.88%, 10/1/2029	50,000	64,501
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	60,234
Kerr-McGee Corp. 7.88%, 9/15/2031	150,000	202,919
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	200,000	186,572
5.00%, 8/15/2042	200,000	195,361
5.00%, 3/1/2043	50,000	48,831
5.40%, 9/1/2044	400,000	413,788
5.50%, 3/1/2044	640,000	671,369
5.63%, 9/1/2041	100,000	105,488
5.80%, 3/15/2035	100,000	108,584
6.38%, 3/1/2041	300,000	336,518
6.50%, 2/1/2037	100,000	112,491
6.50%, 9/1/2039	100,000	112,778
6.55%, 9/15/2040	50,000	56,855
6.95%, 1/15/2038	375,000	442,996
7.30%, 8/15/2033	300,000	356,538

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

7.40%, 3/15/2031	$200,000	$237,911
Kinder Morgan, Inc.:
4.30%, 6/1/2025	400,000	411,287
5.05%, 2/15/2046	355,000	353,965
5.30%, 12/1/2034	355,000	367,174
5.55%, 6/1/2045	550,000	578,151
7.75%, 1/15/2032	400,000	493,323
Magellan Midstream Partners LP:
4.20%, 12/1/2042	100,000	97,773
4.20%, 3/15/2045	250,000	242,168
5.15%, 10/15/2043	100,000	109,977
Marathon Oil Corp.:
6.60%, 10/1/2037	356,000	430,306
6.80%, 3/15/2032	50,000	60,408
Marathon Petroleum Corp.:
4.75%, 9/15/2044	400,000	405,125
5.00%, 9/15/2054	300,000	300,572
6.50%, 3/1/2041	120,000	145,956
Murphy Oil Corp. 5.13%, 12/1/2042	50,000	43,289
Noble Energy, Inc.:
5.05%, 11/15/2044 (b)	150,000	156,838
5.25%, 11/15/2043	714,000	750,907
6.00%, 3/1/2041	250,000	282,274
Noble Holding International, Ltd.:
5.25%, 3/15/2042	150,000	115,569
6.05%, 3/1/2041	50,000	41,573
6.95%, 4/1/2045	300,000	288,360
ONEOK Partners LP:
6.13%, 2/1/2041	350,000	366,465
6.20%, 9/15/2043	180,000	186,371
6.65%, 10/1/2036	500,000	536,529
6.85%, 10/15/2037	200,000	219,833
Petro-Canada:
5.35%, 7/15/2033	100,000	111,593
5.95%, 5/15/2035	100,000	119,669
6.80%, 5/15/2038	545,000	713,732
Phillips 66:
4.65%, 11/15/2034	325,000	341,507
4.88%, 11/15/2044	500,000	533,733
5.88%, 5/1/2042	350,000	415,109
Phillips 66 Partners LP 4.68%, 2/15/2045	60,000	59,915
Plains All American Pipeline LP/PAA Finance Corp.:
3.60%, 11/1/2024 (b)	450,000	451,660
4.70%, 6/15/2044	250,000	253,997
5.15%, 6/1/2042	100,000	106,656
6.65%, 1/15/2037	150,000	184,008
Rowan Cos., Inc.:
5.40%, 12/1/2042	100,000	82,014
5.85%, 1/15/2044	33,000	28,839
Shell International Finance BV:
3.63%, 8/21/2042	450,000	441,263
4.55%, 8/12/2043	300,000	338,351
5.50%, 3/25/2040	400,000	504,654
6.38%, 12/15/2038	740,000	1,020,349
Southern Natural Gas Co. 8.00%, 3/1/2032	115,000	143,625
Spectra Energy Capital LLC 7.50%, 9/15/2038	250,000	297,270
Spectra Energy Partners LP 5.95%, 9/25/2043	400,000	478,182
Suncor Energy, Inc.:
3.60%, 12/1/2024	300,000	305,207
6.50%, 6/15/2038	275,000	352,803
6.85%, 6/1/2039	450,000	592,073
Sunoco Logistics Partners Operations LP:
5.30%, 4/1/2044	225,000	232,111
5.35%, 5/15/2045	200,000	208,567
6.10%, 2/15/2042	100,000	113,915
6.85%, 2/15/2040	250,000	305,625
Talisman Energy, Inc.:
5.50%, 5/15/2042	500,000	490,387
6.25%, 2/1/2038	100,000	105,794
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	133,295
Tosco Corp.:
7.80%, 1/1/2027	300,000	409,995
8.13%, 2/15/2030	100,000	144,014
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	625,000	666,774
5.00%, 10/16/2043	50,000	55,944
6.10%, 6/1/2040	300,000	369,821
6.20%, 10/15/2037	370,000	459,184
7.25%, 8/15/2038	200,000	279,422
7.63%, 1/15/2039	515,000	739,906
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	20,088
5.40%, 8/15/2041	50,000	51,855
Valero Energy Corp.:
4.90%, 3/15/2045	300,000	312,612
6.63%, 6/15/2037	450,000	555,096
7.50%, 4/15/2032	275,000	355,501
10.50%, 3/15/2039	100,000	163,453
Western Gas Partners LP 5.45%, 4/1/2044	50,000	52,702
Williams Cos., Inc.:
7.75%, 6/15/2031	400,000	441,553
8.75%, 3/15/2032	250,000	298,926
Williams Partners LP:
3.90%, 1/15/2025 (b)	395,000	384,525
4.90%, 1/15/2045	250,000	234,775
5.10%, 9/15/2045	350,000	337,472
5.40%, 3/4/2044	200,000	198,869
5.80%, 11/15/2043	50,000	52,067
6.30%, 4/15/2040	200,000	219,907
XTO Energy, Inc. 6.75%, 8/1/2037	100,000	149,283

		50,846,879

PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp. 6.75%, 2/15/2044	50,000	57,502
Georgia-Pacific LLC:
7.75%, 11/15/2029	200,000	280,137
8.88%, 5/15/2031	150,000	228,313
International Paper Co.:
4.80%, 6/15/2044	354,000	364,125
6.00%, 11/15/2041	100,000	116,288
7.30%, 11/15/2039	225,000	298,630
8.70%, 6/15/2038	50,000	74,421

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Westvaco Corp. 7.95%, 2/15/2031	$100,000	$134,858

		1,554,274

PERSONAL PRODUCTS — 0.0% (d)
Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	63,823

PHARMACEUTICALS — 4.7%
Abbott Laboratories:
5.30%, 5/27/2040	475,000	597,015
6.00%, 4/1/2039	75,000	100,559
AbbVie, Inc. 4.40%, 11/6/2042	874,000	896,774
Actavis Funding SCS:
4.55%, 3/15/2035	755,000	792,060
4.75%, 3/15/2045	500,000	532,267
4.85%, 6/15/2044	500,000	531,473
Actavis, Inc. 4.63%, 10/1/2042	306,000	314,917
AstraZeneca PLC:
4.00%, 9/18/2042	400,000	410,886
6.45%, 9/15/2037 (b)	875,000	1,200,507
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	271,000	244,130
4.50%, 3/1/2044	200,000	224,618
5.88%, 11/15/2036	674,000	866,207
Eli Lilly & Co.:
2.75%, 6/1/2025 (b)	250,000	249,935
3.70%, 3/1/2045	400,000	399,366
4.65%, 6/15/2044	300,000	343,242
5.50%, 3/15/2027	733,000	899,127
6.77%, 1/1/2036	100,000	138,644
Express Scripts Holding Co. 6.13%, 11/15/2041	275,000	346,991
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	45,000	47,772
6.38%, 5/15/2038	1,230,000	1,670,534
Johnson & Johnson:
4.38%, 12/5/2033	535,000	614,024
4.50%, 9/1/2040	225,000	263,557
4.50%, 12/5/2043	250,000	297,625
4.85%, 5/15/2041	50,000	61,603
4.95%, 5/15/2033	100,000	122,079
5.85%, 7/15/2038	65,000	89,587
5.95%, 8/15/2037	225,000	311,371
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	322,000	343,966
Merck & Co., Inc.:
3.60%, 9/15/2042	250,000	246,188
3.70%, 2/10/2045	620,000	620,121
4.15%, 5/18/2043	550,000	587,150
5.85%, 6/30/2039	100,000	132,501
5.95%, 12/1/2028	200,000	262,756
6.50%, 12/1/2033	150,000	208,526
6.55%, 9/15/2037	70,000	99,053
Mylan, Inc. 5.40%, 11/29/2043	367,000	423,372
Novartis Capital Corp.:
3.70%, 9/21/2042	100,000	102,818
4.40%, 5/6/2044	450,000	515,577
Perrigo Finance PLC 4.90%, 12/15/2044	350,000	375,056
Pfizer, Inc.:
4.30%, 6/15/2043	200,000	214,720
4.40%, 5/15/2044	105,000	114,691
7.20%, 3/15/2039	860,000	1,257,668
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	250,000	316,470
Wyeth:
5.95%, 4/1/2037	720,000	919,356
6.50%, 2/1/2034	375,000	507,914
Wyeth LLC 6.00%, 2/15/2036	300,000	384,920
Zoetis, Inc. 4.70%, 2/1/2043	376,000	388,417

		20,588,110

PIPELINES — 0.0% (d)
Enable Midstream Partners LP 5.00%, 5/15/2044 (c)	85,000	77,839

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	20,000	21,061
Brandywine Operating Partnership LP 4.55%, 10/1/2029	150,000	155,868
DDR Corp.
3.63%, 2/1/2025	250,000	249,208
ERP Operating LP
4.50%, 7/1/2044	200,000	215,596
Federal Realty Investment Trust
4.50%, 12/1/2044	150,000	161,785
HCP, Inc.:
3.40%, 2/1/2025	250,000	243,589
6.75%, 2/1/2041	50,000	66,541
Health Care REIT, Inc.:
5.13%, 3/15/2043	200,000	225,087
6.50%, 3/15/2041	86,000	113,668
Hospitality Properties Trust 4.50%, 3/15/2025	150,000	154,862
Kilroy Realty LP 4.25%, 8/15/2029	140,000	147,100
Kimco Realty Corp. 4.25%, 4/1/2045	150,000	147,779
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025 (c)	50,000	50,441
4.50%, 4/1/2027 (c)	150,000	148,173
Realty Income Corp.:
3.88%, 7/15/2024	65,000	67,729
4.13%, 10/15/2026	50,000	52,975
Simon Property Group LP:
4.25%, 10/1/2044	150,000	155,386
4.75%, 3/15/2042	100,000	110,628
6.75%, 2/1/2040	215,000	296,946
Ventas Realty LP:
3.75%, 5/1/2024	100,000	102,398
5.70%, 9/30/2043	500,000	614,380
Weyerhaeuser Co.:
6.95%, 10/1/2027	30,000	37,024
7.38%, 3/15/2032	450,000	604,315

		4,142,539

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

ROAD & RAIL — 2.2%
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	$150,000	$160,477
4.15%, 4/1/2045	327,000	341,902
4.38%, 9/1/2042	350,000	371,579
4.40%, 3/15/2042	275,000	290,592
4.45%, 3/15/2043	200,000	213,569
4.55%, 9/1/2044	200,000	218,792
4.90%, 4/1/2044	300,000	344,064
4.95%, 9/15/2041	300,000	341,609
5.05%, 3/1/2041	350,000	402,861
5.15%, 9/1/2043	350,000	414,096
5.75%, 5/1/2040	300,000	374,119
6.15%, 5/1/2037	100,000	132,235
7.95%, 8/15/2030	50,000	73,815
Canadian National Railway Co.:
3.50%, 11/15/2042	100,000	97,253
4.50%, 11/7/2043	50,000	56,773
6.38%, 11/15/2037	222,000	309,541
6.71%, 7/15/2036	300,000	428,452
6.90%, 7/15/2028	45,000	62,827
Canadian Pacific Railway Co.:
5.75%, 1/15/2042	100,000	128,626
5.95%, 5/15/2037	250,000	322,038
Con-way, Inc. 6.70%, 5/1/2034	50,000	57,105
CSX Corp.:
4.10%, 3/15/2044	561,000	582,270
4.40%, 3/1/2043	100,000	107,689
4.50%, 8/1/2054	150,000	161,027
4.75%, 5/30/2042	147,000	165,521
6.00%, 10/1/2036	55,000	71,057
6.15%, 5/1/2037	400,000	526,117
6.22%, 4/30/2040	120,000	161,031
Kansas City Southern Railway Co. 4.30%, 5/15/2043	17,000	17,793
Norfolk Southern Corp.:
4.84%, 10/1/2041	630,000	720,311
5.59%, 5/17/2025	100,000	120,022
6.00%, 3/15/2105	100,000	127,532
7.80%, 5/15/2027	100,000	141,285
Union Pacific Corp.:
3.25%, 1/15/2025	305,000	318,419
3.38%, 2/1/2035	150,000	146,307
3.88%, 2/1/2055	294,000	286,198
4.30%, 6/15/2042	180,000	196,004
4.75%, 9/15/2041	75,000	86,844
4.75%, 12/15/2043	250,000	291,411
4.82%, 2/1/2044	102,000	120,191
4.85%, 6/15/2044	145,000	171,780

		9,661,134

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc. 5.85%, 6/15/2041	500,000	613,075
Intel Corp.:
4.00%, 12/15/2032	350,000	362,210
4.25%, 12/15/2042	200,000	207,337
4.80%, 10/1/2041	450,000	505,424
KLA-Tencor Corp.:
4.65%, 11/1/2024	200,000	209,520
5.65%, 11/1/2034	102,000	112,017

		2,009,583

SOFTWARE — 1.7%
Adobe Systems, Inc. 3.25%, 2/1/2025	375,000	378,602
Microsoft Corp.:
3.50%, 2/12/2035	1,000,000	997,358
3.75%, 5/1/2043	323,000	328,087
3.75%, 2/12/2045	270,000	271,492
4.00%, 2/12/2055	1,000,000	1,002,193
4.50%, 10/1/2040	210,000	236,133
4.88%, 12/15/2043	350,000	418,936
5.20%, 6/1/2039	100,000	121,846
5.30%, 2/8/2041	300,000	374,303
Oracle Corp.:
4.30%, 7/8/2034	350,000	378,777
4.50%, 7/8/2044	300,000	332,681
5.38%, 7/15/2040	650,000	796,211
6.13%, 7/8/2039	605,000	804,730
6.50%, 4/15/2038 (b)	600,000	825,675

		7,267,024

SPECIALTY RETAIL — 1.6%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	230,000	248,470
5.17%, 8/1/2044	145,000	159,513
Home Depot, Inc.:
4.20%, 4/1/2043	300,000	324,731
4.40%, 3/15/2045	500,000	558,728
4.88%, 2/15/2044	100,000	118,978
5.40%, 9/15/2040	200,000	248,733
5.88%, 12/16/2036	940,000	1,235,033
5.95%, 4/1/2041	575,000	761,139
Kohl’s Corp. 6.00%, 1/15/2033	25,000	28,435
Lowe’s Cos., Inc.:
4.25%, 9/15/2044	200,000	216,134
4.65%, 4/15/2042	360,000	407,693
5.00%, 9/15/2043	350,000	417,276
5.13%, 11/15/2041	200,000	240,696
5.50%, 10/15/2035	100,000	121,687
5.80%, 10/15/2036	300,000	378,541
5.80%, 4/15/2040	100,000	129,108
6.65%, 9/15/2037	50,000	69,431
QVC, Inc.:
4.45%, 2/15/2025	200,000	201,054
5.45%, 8/15/2034	375,000	368,865
5.95%, 3/15/2043	50,000	50,416
Tiffany & Co. 4.90%, 10/1/2044 (c)	75,000	76,896
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	355,000	371,820
4.80%, 11/18/2044 (b)	335,000	359,241

		7,092,618

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Apple, Inc.:
3.45%, 2/9/2045	625,000	593,767
3.85%, 5/4/2043	1,400,000	1,424,464
4.45%, 5/6/2044 (b)	260,000	291,133

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Hewlett-Packard Co. 6.00%, 9/15/2041	$425,000	$472,330

		2,781,694

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (d)
NIKE, Inc. 3.63%, 5/1/2043	50,000	49,880
V.F. Corp. 6.45%, 11/1/2037	100,000	138,074

		187,954

TOBACCO — 1.3%
Altria Group, Inc.:
4.25%, 8/9/2042	250,000	248,439
4.50%, 5/2/2043	250,000	257,325
5.38%, 1/31/2044	642,000	748,467
9.95%, 11/10/2038	804,000	1,390,338
10.20%, 2/6/2039	33,000	58,009
Lorillard Tobacco Co. 8.13%, 5/1/2040	56,000	80,452
Philip Morris International, Inc.:
3.88%, 8/21/2042	300,000	296,309
4.13%, 3/4/2043	150,000	153,932
4.25%, 11/10/2044	450,000	471,915
4.38%, 11/15/2041	100,000	105,451
4.50%, 3/20/2042	350,000	376,373
4.88%, 11/15/2043	538,000	611,919
6.38%, 5/16/2038	200,000	264,710
Reynolds American, Inc.:
4.75%, 11/1/2042 (b)	125,000	128,132
6.15%, 9/15/2043	300,000	367,395

		5,559,166

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 5.20%, 3/15/2044	350,000	384,980

TRANSPORTATION INFRASTRUCTURE — 0.1%
Norfolk Southern Corp.:
4.80%, 8/15/2043	150,000	171,734
6.00%, 5/23/2111	100,000	127,635

		299,369

WIRELESS TELECOMMUNICATION SERVICES — 3.0%
America Movil SAB de CV:
4.38%, 7/16/2042	650,000	651,643
6.13%, 3/30/2040	550,000	684,395
6.38%, 3/1/2035	340,000	423,326
AT&T Corp. 8.00%, 11/15/2031	619,000	911,894
AT&T, Inc.:
6.15%, 9/15/2034	100,000	118,513
6.30%, 1/15/2038	615,000	736,285
6.55%, 2/15/2039	250,000	308,524
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	1,090,000	1,663,534
9.25%, 6/1/2032	150,000	248,185
Embarq Corp. 8.00%, 6/1/2036 (b)	300,000	354,000
France Telecom SA 5.38%, 1/13/2042	200,000	231,228
GTE Corp. 6.94%, 4/15/2028	160,000	206,422
Koninklijke KPN NV 8.38%, 10/1/2030	350,000	502,500
Orange SA:
5.50%, 2/6/2044 (b)	450,000	533,917
9.00%, 3/1/2031	800,000	1,229,046
Rogers Communications, Inc.:
4.50%, 3/15/2043	250,000	256,429
5.00%, 3/15/2044	400,000	444,385
5.45%, 10/1/2043	200,000	233,306
7.50%, 8/15/2038	50,000	72,121
Telefonica Emisiones SAU 7.05%, 6/20/2036	400,000	547,744
Telefonica Europe BV 8.25%, 9/15/2030	695,000	1,011,308
Vodafone Group PLC:
4.38%, 2/19/2043	345,000	339,320
6.15%, 2/27/2037	690,000	840,001
6.25%, 11/30/2032	100,000	122,704
7.88%, 2/15/2030	280,000	382,262

		13,052,992

TOTAL CORPORATE BONDS & NOTES —
(Cost $414,219,221)		430,215,294

	Shares
SHORT TERM INVESTMENTS — 2.1%
MONEY MARKET FUNDS — 2.1%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	6,312,425	6,312,425
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h)(i)	2,608,696	2,608,696

TOTAL SHORT TERM INVESTMENTS — (j)
(Cost $8,921,121)		8,921,121

TOTAL INVESTMENTS — 100.3% (k)
(Cost $423,140,342)		439,136,415
OTHER ASSETS & LIABILITIES — (0.3)%		(1,146,718)

NET ASSETS — 100.0%		$437,989,697

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Variable rate security — Rate shown is rate in effect at March 31, 2015. Maturity date shown is the final maturity.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (Note 2).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 2.6%
Boeing Co.:
3.30%, 3/1/2035 (a)	$50,000	$49,575
4.88%, 2/15/2020	50,000	57,201
5.88%, 2/15/2040	6,000	8,087
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (b)	75,000	79,688
General Dynamics Corp.:
1.00%, 11/15/2017	100,000	99,518
2.25%, 11/15/2022	30,000	29,353
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	65,000	72,637
5.38%, 3/1/2041	25,000	31,849
L-3 Communications Corp.:
3.95%, 11/15/2016	7,000	7,258
4.75%, 7/15/2020	7,000	7,621
Lockheed Martin Corp.:
2.13%, 9/15/2016 (a)	15,000	15,286
4.07%, 12/15/2042	65,000	67,661
Northrop Grumman Corp. 4.75%, 6/1/2043	25,000	27,974
Precision Castparts Corp. 1.25%, 1/15/2018	50,000	49,750
Raytheon Co.:
3.13%, 10/15/2020 (a)	15,000	15,763
4.88%, 10/15/2040	4,000	4,649
Textron, Inc.:
3.65%, 3/1/2021	25,000	26,115
4.30%, 3/1/2024	25,000	26,710
United Technologies Corp.:
4.50%, 4/15/2020	50,000	55,897
4.50%, 6/1/2042 (a)	25,000	27,683
6.13%, 7/15/2038	7,000	9,331

		769,606

AIR FREIGHT & LOGISTICS — 0.7%
FedEx Corp.:
2.63%, 8/1/2022 (a)	22,000	21,915
3.90%, 2/1/2035	50,000	50,489
United Parcel Service, Inc.:
4.88%, 11/15/2040	37,000	43,742
5.13%, 4/1/2019	75,000	85,030

		201,176

AIRLINES — 0.8%
Delta Air Lines 2007-1 Pass Through Trust, Class A 6.82%, 2/10/2024 (c)	30,256	35,551
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 11/7/2021	51,890	55,847
Southwest Airlines Co. 5.13%, 3/1/2017	30,000	32,084
United Airlines 2014-1 Pass Through Trust, Class A 4.00%, 10/11/2027 (a)	15,000	15,787
United Airlines 2014-2 Pass Through Trust, Class A 3.75%, 3/3/2028 (a)	75,000	77,625
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	13,585	14,519

		231,413

AUTO COMPONENTS — 0.5%
Delphi Corp. 5.00%, 2/15/2023	30,000	32,175
Johnson Controls, Inc.:
3.63%, 7/2/2024	50,000	51,797
4.25%, 3/1/2021	15,000	16,309
4.63%, 7/2/2044	30,000	32,332

		132,613

AUTOMOBILES — 0.2%
Daimler Finance North America LLC 8.50%, 1/18/2031 (a)	42,000	66,026

BANKS — 5.8%
Abbey National Treasury Services PLC 4.00%, 4/27/2016 (a)	15,000	15,474
American Express Bank FSB 6.00%, 9/13/2017	25,000	27,724
Australia & New Zealand Banking Group, Ltd. 0.90%, 2/12/2016	50,000	50,143
Bank of Montreal:
1.30%, 7/15/2016	50,000	50,315
1.40%, 9/11/2017	30,000	30,103
Bank of Nova Scotia 2.80%, 7/21/2021	50,000	50,881
Barclays Bank PLC:
2.50%, 2/20/2019 (a)	75,000	76,463
3.75%, 5/15/2024 (a)	25,000	26,276
BB&T Corp.:
2.15%, 3/22/2017	15,000	15,241
3.20%, 3/15/2016	15,000	15,315
BBVA US Senior SAU 4.66%, 10/9/2015	100,000	101,922
BNP Paribas SA 5.00%, 1/15/2021	15,000	17,117
Canadian Imperial Bank of Commerce/Canada 1.55%, 1/23/2018 (a)	30,000	30,045
Credit Suisse of New York, NY 4.38%, 8/5/2020	50,000	55,041
Deutsche Bank AG London 6.00%, 9/1/2017	30,000	33,171
Discover Bank/Greenwood DE 4.25%, 3/13/2026	25,000	26,267
Fifth Third Bank 1.15%, 11/18/2016	50,000	49,995
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	16,153
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	35,000	35,347
5.25%, 1/12/2024	35,000	39,164
KeyCorp 5.10%, 3/24/2021 (a)	15,000	17,086
Lloyds Bank PLC 6.38%, 1/21/2021 (a)	30,000	36,198
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,598

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUFG Union Bank NA 2.25%, 5/6/2019	$75,000	$75,500
National Australia Bank/New York 0.90%, 1/20/2016	50,000	50,153
National Bank of Canada 1.50%, 6/26/2015	15,000	15,041
PNC Funding Corp.:
2.70%, 9/19/2016	15,000	15,323
5.13%, 2/8/2020	50,000	56,755
Royal Bank of Canada:
1.45%, 9/9/2016	9,000	9,074
2.20%, 7/27/2018 (a)	15,000	15,298
2.63%, 12/15/2015	50,000	50,753
Royal Bank of Scotland PLC 6.40%, 10/21/2019	25,000	28,852
Societe Generale SA 2.75%, 10/12/2017	50,000	51,336
Svenska Handelsbanken AB 3.13%, 7/12/2016	50,000	51,408
Toronto-Dominion Bank:
2.25%, 11/5/2019	175,000	177,946
2.38%, 10/19/2016 (a)	15,000	15,355
US Bancorp:
2.20%, 4/25/2019 (a)	25,000	25,387
3.70%, 1/30/2024	25,000	26,768
Wells Fargo & Co.:
1.50%, 7/1/2015	30,000	30,079
2.15%, 1/30/2020 (a)	50,000	50,169
5.63%, 12/11/2017 (a)	15,000	16,658
Westpac Banking Corp.:
1.20%, 5/19/2017	75,000	74,926
1.60%, 1/12/2018	30,000	30,079
3.00%, 8/4/2015	7,000	7,060

		1,704,959

BEVERAGES — 1.4%
Anheuser-Busch InBev Finance, Inc. 1.13%, 1/27/2017	50,000	50,251
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	49,201
8.00%, 11/15/2039	15,000	23,258
Beam Suntory, Inc. 5.38%, 1/15/2016	15,000	15,498
Brown-Forman Corp.:
2.25%, 1/15/2023	15,000	14,464
3.75%, 1/15/2043 (a)	25,000	25,132
Diageo Capital PLC:
1.50%, 5/11/2017 (a)	30,000	30,289
2.63%, 4/29/2023	65,000	64,353
Dr. Pepper Snapple Group, Inc.:
2.90%, 1/15/2016	15,000	15,241
6.82%, 5/1/2018	25,000	28,802
7.45%, 5/1/2038	25,000	37,231
Molson Coors Brewing Co. 5.00%, 5/1/2042 (a)	47,000	49,827
PepsiCo, Inc. 3.13%, 11/1/2020	15,000	15,866

		419,413

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
1.25%, 5/22/2017 (a)	25,000	24,996
2.30%, 6/15/2016	50,000	50,742
5.15%, 11/15/2041	25,000	28,663
6.38%, 6/1/2037	7,000	9,016
Celgene Corp. 3.95%, 10/15/2020	15,000	16,098
Genentech, Inc. 4.75%, 7/15/2015	26,000	26,306
Genzyme Corp. 3.63%, 6/15/2015	15,000	15,094
Gilead Sciences, Inc.:
3.50%, 2/1/2025	50,000	52,606
4.50%, 4/1/2021	15,000	16,772
4.50%, 2/1/2045	25,000	27,516
4.80%, 4/1/2044	25,000	28,668

		296,477

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	15,000	16,029

BUILDING PRODUCTS — 0.2%
Owens Corning:
4.20%, 12/15/2022	60,000	62,562
7.00%, 12/1/2036 (a)	7,000	8,585

		71,147

CAPITAL MARKETS — 2.2%
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	15,000	17,251
7.30%, 6/28/2019	7,000	8,461
Bank of New York Mellon Corp.:
2.30%, 7/28/2016	100,000	101,963
2.30%, 9/11/2019	25,000	25,390
3.40%, 5/15/2024	30,000	30,912
BlackRock, Inc.:
1.38%, 6/1/2015	30,000	30,045
3.50%, 3/18/2024 (a)	25,000	26,271
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	15,000	15,486
3.63%, 2/7/2016	50,000	51,070
3.63%, 1/22/2023 (a)	15,000	15,486
6.25%, 2/1/2041	7,000	9,144
HSBC USA, Inc. 1.63%, 1/16/2018 (a)	50,000	50,084
Jefferies Group LLC:
3.88%, 11/9/2015 (a)	15,000	15,201
5.13%, 1/20/2023	50,000	52,258
6.50%, 1/20/2043	25,000	25,033
Morgan Stanley:
1.88%, 1/5/2018	25,000	25,095
2.50%, 1/24/2019	30,000	30,574
2.65%, 1/27/2020 (a)	50,000	50,734
6.25%, 8/9/2026	25,000	30,910
Northern Trust Corp. 2.38%, 8/2/2022	30,000	29,585

		640,953

CHEMICALS — 3.5%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	15,017
6.13%, 1/15/2041	7,000	8,684
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016 (a)	4,000	4,064

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.38%, 8/21/2019	$15,000	$16,559
Airgas, Inc. 3.25%, 10/1/2015	30,000	30,321
CF Industries, Inc. 6.88%, 5/1/2018	30,000	34,078
Dow Chemical Co.:
2.50%, 2/15/2016	50,000	50,744
4.38%, 11/15/2042 (a)	25,000	25,183
7.38%, 11/1/2029	15,000	20,385
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023 (a)	25,000	24,942
4.15%, 2/15/2043 (a)	25,000	25,589
5.75%, 3/15/2019	50,000	57,248
6.00%, 7/15/2018	15,000	17,115
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	50,716
3.00%, 12/15/2015	7,000	7,104
4.65%, 10/15/2044	30,000	31,431
Ecolab, Inc.:
3.00%, 12/8/2016	50,000	51,576
4.35%, 12/8/2021	25,000	27,546
5.50%, 12/8/2041	15,000	18,196
LYB International Finance BV:
4.00%, 7/15/2023	30,000	31,705
5.25%, 7/15/2043	7,000	7,812
Monsanto Co.:
2.75%, 4/15/2016	7,000	7,137
3.38%, 7/15/2024	100,000	103,566
3.60%, 7/15/2042 (a)	24,000	22,647
Mosaic Co. 4.88%, 11/15/2041	7,000	7,469
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	15,000	16,847
PPG Industries, Inc. 1.90%, 1/15/2016	75,000	75,637
Praxair, Inc.:
1.25%, 11/7/2018	25,000	24,666
2.70%, 2/21/2023	25,000	25,046
RPM International, Inc.:
3.45%, 11/15/2022	15,000	14,917
6.13%, 10/15/2019	57,000	64,957
Sherwin-Williams Co. 1.35%, 12/15/2017	15,000	14,977
Valspar Corp.:
3.30%, 2/1/2025	50,000	50,273
4.40%, 2/1/2045	50,000	50,502

		1,034,656

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp. No 2 2.85%, 6/1/2016	15,000	15,285
Equifax, Inc. 3.30%, 12/15/2022	30,000	30,231
Republic Services, Inc.:
3.80%, 5/15/2018	15,000	15,915
5.25%, 11/15/2021	6,000	6,845
6.20%, 3/1/2040	25,000	33,058
Western Union Co.:
2.88%, 12/10/2017	15,000	15,319
5.25%, 4/1/2020 (a)	7,000	7,667

		124,320

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.:
2.13%, 3/1/2019 (a)	15,000	15,271
3.15%, 3/14/2017	15,000	15,674
5.90%, 2/15/2039	7,000	8,984
Juniper Networks, Inc.:
4.50%, 3/15/2024	50,000	51,398
4.60%, 3/15/2021	40,000	42,400
5.95%, 3/15/2041	50,000	51,967
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022 (a)	100,000	106,944

		292,638

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	15,000	16,535

CONSUMER FINANCE — 0.2%
John Deere Capital Corp.:
2.25%, 4/17/2019 (a)	15,000	15,282
2.30%, 9/16/2019 (a)	50,000	50,903

		66,185

CONTAINERS & PACKAGING — 0.5%
Packaging Corp. of America 4.50%, 11/1/2023	75,000	80,645
Rock Tenn Co. 4.90%, 3/1/2022	22,000	24,256
Rock-Tenn Co. 3.50%, 3/1/2020	15,000	15,552
Sonoco Products Co. 5.75%, 11/1/2040	12,000	14,304

		134,757

DIVERSIFIED FINANCIAL SERVICES — 6.9%
Air Lease Corp.:
2.13%, 1/15/2018	25,000	24,827
3.38%, 1/15/2019 (a)	15,000	15,357
3.88%, 4/1/2021 (a)	7,000	7,205
Alterra Finance LLC 6.25%, 9/30/2020	15,000	17,640
American Express Credit Corp.:
1.30%, 7/29/2016	50,000	50,226
1.75%, 6/12/2015	15,000	15,030
2.25%, 8/15/2019	75,000	76,014
American Honda Finance Corp.:
1.13%, 10/7/2016 (a)	30,000	30,166
1.55%, 12/11/2017	50,000	50,373
Ameriprise Financial, Inc. 4.00%, 10/15/2023	35,000	37,665
AXA Financial, Inc. 7.00%, 4/1/2028	10,000	12,979
Bank of America Corp.:
3.88%, 3/22/2017 (a)	22,000	23,032
4.00%, 4/1/2024 (a)	30,000	31,856
Boeing Capital Corp.:
2.13%, 8/15/2016	50,000	50,934
2.90%, 8/15/2018 (a)	4,000	4,201
Capital One Bank USA NA 1.20%, 2/13/2017	50,000	49,837
Capital One Financial Corp.:
4.75%, 7/15/2021	15,000	16,743
6.75%, 9/15/2017	5,000	5,604

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Charles Schwab Corp.:
3.23%, 9/1/2022	$15,000	$15,574
4.45%, 7/22/2020 (a)	35,000	38,969
Citigroup, Inc.:
2.55%, 4/8/2019	30,000	30,546
3.95%, 6/15/2016	15,000	15,510
CME Group, Inc.:
3.00%, 3/15/2025	50,000	50,747
5.30%, 9/15/2043	25,000	30,639
Ford Motor Credit Co. LLC 4.25%, 9/20/2022	50,000	53,866
Franklin Resources, Inc. 3.13%, 5/20/2015	30,000	30,097
General Electric Capital Corp.:
2.20%, 1/9/2020 (a)	50,000	50,522
3.50%, 6/29/2015	15,000	15,106
6.75%, 3/15/2032 (a)	15,000	20,773
International Lease Finance Corp. 7.13%, 9/1/2018 (b)	75,000	83,812
Invesco Finance PLC:
4.00%, 1/30/2024	22,000	23,548
5.38%, 11/30/2043	40,000	49,025
JPMorgan Chase & Co.:
1.13%, 2/26/2016	30,000	30,072
3.20%, 1/25/2023	15,000	15,225
5.50%, 10/15/2040	7,000	8,468
Lazard Group LLC 4.25%, 11/14/2020	75,000	80,110
Legg Mason, Inc.:
2.70%, 7/15/2019	40,000	40,607
5.63%, 1/15/2044	65,000	76,630
Moody’s Corp. 5.50%, 9/1/2020	15,000	17,204
Nasdaq OMX Group, Inc.:
4.25%, 6/1/2024 (a)	50,000	52,331
5.25%, 1/16/2018	9,000	9,841
Nomura Holdings, Inc.:
2.00%, 9/13/2016 (a)	75,000	75,690
2.75%, 3/19/2019	30,000	30,628
ORIX Corp.:
4.71%, 4/27/2015 (a)	50,000	50,115
5.00%, 1/12/2016	18,000	18,506
PACCAR Financial Corp.:
0.80%, 2/8/2016	50,000	50,190
2.20%, 9/15/2019	50,000	50,797
Synchrony Financial:
3.00%, 8/15/2019	50,000	50,917
4.25%, 8/15/2024	50,000	52,258
Toyota Motor Credit Corp.:
0.80%, 5/17/2016	30,000	30,048
1.13%, 5/16/2017	75,000	75,170
UBS AG of Stamford, CT:
1.38%, 8/14/2017	150,000	149,540
2.38%, 8/14/2019	25,000	25,363

		2,018,133

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.:
2.30%, 3/11/2019 (a)	25,000	25,183
2.50%, 8/15/2015	10,000	10,067
3.90%, 3/11/2024 (a)	25,000	26,217
4.30%, 12/15/2042	15,000	14,346
5.35%, 9/1/2040	50,000	54,486
British Telecommunications PLC:
1.25%, 2/14/2017	25,000	24,997
2.35%, 2/14/2019 (a)	35,000	35,590
Harris Corp. 5.95%, 12/1/2017	50,000	54,724
Qwest Corp. 6.88%, 9/15/2033	15,000	15,075
Verizon Communications, Inc.:
2.63%, 2/21/2020	75,000	76,134
4.27%, 1/15/2036 (b)	28,000	27,899
5.01%, 8/21/2054 (a)	25,000	25,848
5.15%, 9/15/2023	25,000	28,640
Verizon New York, Inc., Series A 7.38%, 4/1/2032	15,000	18,539

		437,745

ELECTRIC UTILITIES — 6.6%
Alabama Power Co. 4.15%, 8/15/2044	25,000	26,805
Ameren Illinois Co.:
3.25%, 3/1/2025 (a)	25,000	25,663
4.30%, 7/1/2044	25,000	27,931
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	26,744
5.80%, 10/1/2035	7,000	8,878
7.95%, 1/15/2020	15,000	18,647
Arizona Public Service Co. 8.75%, 3/1/2019	15,000	18,831
Berkshire Hathaway Energy Co. 3.50%, 2/1/2025 (a)	75,000	77,889
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	50,000	48,631
4.50%, 4/1/2044	25,000	28,319
Cleveland Electric Illuminating Co.:
5.50%, 8/15/2024	25,000	29,439
5.95%, 12/15/2036	35,000	41,395
CMS Energy Corp. 3.88%, 3/1/2024	21,000	22,289
Consolidated Edison Co. of New York, Inc.:
4.63%, 12/1/2054	25,000	27,870
5.38%, 12/15/2015	15,000	15,513
Constellation Energy Group, Inc. 5.15%, 12/1/2020 (a)	15,000	16,812
Consumers Energy Co.:
3.38%, 8/15/2023 (a)	15,000	15,753
3.95%, 5/15/2043 (a)	7,000	7,390
Detroit Edison Co. 5.60%, 6/15/2018	15,000	16,876
Dominion Gas Holdings LLC 4.80%, 11/1/2043	25,000	27,334
Dominion Resources, Inc.:
1.25%, 3/15/2017	50,000	50,012
3.63%, 12/1/2024	25,000	26,058
DTE Electric Co. 3.70%, 3/15/2045	75,000	76,923
Duke Energy Carolinas LLC 6.10%, 6/1/2037 (a)	7,000	9,285
Duke Energy Corp. 3.75%, 4/15/2024	25,000	26,672

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Duke Energy Progress, Inc.:
4.15%, 12/1/2044	$50,000	$54,380
4.38%, 3/30/2044	25,000	28,490
Entergy Corp. 3.63%, 9/15/2015	50,000	50,580
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	7,000	8,404
Exelon Generation Co. LLC 6.20%, 10/1/2017 (a)	15,000	16,596
Florida Power & Light Co.:
4.05%, 10/1/2044	50,000	54,136
4.13%, 2/1/2042 (a)	7,000	7,636
Georgia Power Co. 5.65%, 3/1/2037	7,000	8,747
Great Plains Energy, Inc. 4.85%, 6/1/2021	22,000	24,474
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	15,161
Kentucky Utilities Co.:
4.65%, 11/15/2043	25,000	29,280
5.13%, 11/1/2040	7,000	8,809
National Fuel Gas Co. 3.75%, 3/1/2023	75,000	75,833
Nevada Power Co. 6.65%, 4/1/2036	25,000	34,845
NextEra Energy Capital Holdings, Inc. 1.34%, 9/1/2015	50,000	50,140
Nisource Finance Corp.:
5.65%, 2/1/2045	32,000	40,169
5.95%, 6/15/2041	7,000	9,100
NSTAR Electric Co. 4.40%, 3/1/2044	10,000	11,151
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	55,000	61,736
5.25%, 5/15/2041	7,000	8,537
Pacific Gas & Electric Co. 4.75%, 2/15/2044	7,000	7,991
PECO Energy Co. 4.15%, 10/1/2044	25,000	27,137
Pennsylvania Electric Co. 6.15%, 10/1/2038	25,000	30,993
Potomac Electric Power Co.:
3.60%, 3/15/2024	35,000	37,170
4.15%, 3/15/2043	55,000	59,058
7.90%, 12/15/2038	10,000	15,854
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	16,477
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	22,523
Public Service Electric & Gas Co. 5.50%, 3/1/2040	4,000	5,075
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	15,000	19,870
Southern California Edison Co.:
2.40%, 2/1/2022	50,000	49,801
3.60%, 2/1/2045	75,000	74,878
3.88%, 6/1/2021	6,000	6,598
4.65%, 10/1/2043	15,000	17,446
Southern Co. 2.15%, 9/1/2019	50,000	50,194
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	16,890
Union Electric Co. 3.50%, 4/15/2024 (a)	15,000	15,858
Westar Energy, Inc. 4.13%, 3/1/2042	15,000	16,046
Wisconsin Electric Power Co.:
2.95%, 9/15/2021	50,000	51,882
4.25%, 6/1/2044	25,000	27,469
5.70%, 12/1/2036	7,000	9,026
Wisconsin Power & Light Co. 5.00%, 7/15/2019	15,000	16,745
Wisconsin Public Service Corp. 4.75%, 11/1/2044 (a)	30,000	35,660

		1,946,804

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co. 4.25%, 11/15/2020	15,000	16,604
Roper Industries, Inc.:
2.05%, 10/1/2018 (a)	50,000	50,197
6.25%, 9/1/2019	15,000	17,389

		84,190

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp.:
2.55%, 1/30/2019	15,000	15,228
4.00%, 2/1/2022	10,000	10,561
Arrow Electronics, Inc.:
5.13%, 3/1/2021	25,000	27,467
6.00%, 4/1/2020	50,000	56,977
Avnet, Inc. 6.63%, 9/15/2016	15,000	16,067
Corning, Inc. 5.75%, 8/15/2040 (a)	29,000	35,513

		161,813

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp. 5.95%, 6/1/2041	7,000	7,594
Halliburton Co.:
4.50%, 11/15/2041 (a)	7,000	7,344
6.70%, 9/15/2038	7,000	9,417
Nabors Industries, Inc.:
5.10%, 9/15/2023 (a)	100,000	95,158
9.25%, 1/15/2019 (a)	15,000	17,344
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	7,000	6,817
3.95%, 12/1/2042 (a)	7,000	6,618

		150,292

FOOD & STAPLES RETAILING — 0.8%
Costco Wholesale Corp.:
1.70%, 12/15/2019 (a)	15,000	14,949
5.50%, 3/15/2017	7,000	7,633
CVS Health Corp.:
2.75%, 12/1/2022	15,000	15,037
3.38%, 8/12/2024 (a)	50,000	51,675
6.13%, 8/15/2016	6,000	6,421
Kroger Co. 6.15%, 1/15/2020	15,000	17,511

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Sysco Corp.:
3.00%, 10/2/2021	$50,000	$51,529
6.63%, 3/17/2039	7,000	9,763
The Kroger Co. 3.85%, 8/1/2023 (a)	15,000	15,906
Wal-Mart Stores, Inc.:
1.00%, 4/21/2017	30,000	30,148
6.20%, 4/15/2038	6,000	8,131
Walgreen Co. 5.25%, 1/15/2019	15,000	16,755

		245,458

FOOD PRODUCTS — 2.6%
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	25,000	25,844
5.77%, 3/1/2041	35,000	45,868
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	75,000	77,248
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	51,117
4.25%, 4/15/2021 (a)	7,000	7,611
ConAgra Foods, Inc.:
6.63%, 8/15/2039	7,000	8,605
7.00%, 4/15/2019	25,000	29,164
Corn Products International, Inc. 4.63%, 11/1/2020	15,000	16,199
Delhaize Group SA 5.70%, 10/1/2040 (a)	7,000	7,714
General Mills, Inc.:
3.65%, 2/15/2024 (a)	17,000	17,856
5.70%, 2/15/2017	15,000	16,244
Hershey Co.:
2.63%, 5/1/2023 (a)	25,000	24,895
4.13%, 12/1/2020	15,000	16,508
Hillshire Brands Co. 2.75%, 9/15/2015	15,000	15,107
Kellogg Co.:
4.15%, 11/15/2019 (a)	15,000	16,247
4.45%, 5/30/2016	75,000	77,980
7.45%, 4/1/2031	15,000	20,239
Kraft Foods Group, Inc. 5.00%, 6/4/2042	75,000	82,611
Mondelez International, Inc. 6.13%, 2/1/2018	10,000	11,239
Tyson Foods, Inc.:
2.65%, 8/15/2019	25,000	25,576
3.95%, 8/15/2024	25,000	26,305
4.50%, 6/15/2022 (a)	30,000	33,037
4.88%, 8/15/2034 (a)	25,000	27,918
5.15%, 8/15/2044 (a)	25,000	28,772
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	50,989

		760,893

GAS UTILITIES — 1.0%
AGL Capital Corp.:
3.50%, 9/15/2021	35,000	37,051
4.40%, 6/1/2043	60,000	65,168
5.25%, 8/15/2019	15,000	16,880
Atmos Energy Corp.:
4.15%, 1/15/2043	35,000	37,447
6.35%, 6/15/2017	15,000	16,622
ONE Gas, Inc.:
2.07%, 2/1/2019	25,000	25,220
3.61%, 2/1/2024	25,000	26,256
4.66%, 2/1/2044 (a)	25,000	28,659
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	25,823
4.45%, 3/15/2044	15,000	17,204
5.45%, 4/15/2018 (a)	10,000	11,216

		307,546

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Baxter International, Inc. 6.25%, 12/1/2037	7,000	9,184
Becton Dickinson and Co.:
1.80%, 12/15/2017	50,000	50,373
2.68%, 12/15/2019	10,000	10,222
3.25%, 11/12/2020	7,000	7,275
3.73%, 12/15/2024	20,000	20,893
4.69%, 12/15/2044	10,000	10,831
Boston Scientific Corp.:
6.00%, 1/15/2020	50,000	57,422
6.40%, 6/15/2016	50,000	52,973
7.38%, 1/15/2040	10,000	13,729
C.R. Bard, Inc. 4.40%, 1/15/2021	7,000	7,655
CareFusion Corp. 6.38%, 8/1/2019	15,000	17,456
Covidien International Finance SA 4.20%, 6/15/2020	15,000	16,564
Medtronic, Inc.:
3.13%, 3/15/2022 (a)	15,000	15,467
4.50%, 3/15/2042	15,000	16,506
St. Jude Medical, Inc. 2.50%, 1/15/2016	10,000	10,148
Stryker Corp. 2.00%, 9/30/2016 (a)	15,000	15,250
Zimmer Holdings, Inc.:
3.38%, 11/30/2021	75,000	76,957
5.75%, 11/30/2039	7,000	8,332

		417,237

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Aetna, Inc.:
3.95%, 9/1/2020 (a)	7,000	7,549
6.63%, 6/15/2036 (a)	7,000	9,599
AmerisourceBergen Corp. 4.88%, 11/15/2019	15,000	16,701
Anthem, Inc. 3.13%, 5/15/2022 (a)	15,000	15,087
Cardinal Health, Inc.:
2.40%, 11/15/2019	25,000	25,267
3.20%, 3/15/2023	15,000	15,229
3.50%, 11/15/2024	25,000	25,843
4.50%, 11/15/2044	25,000	26,301
CIGNA Corp.:
4.00%, 2/15/2022	50,000	54,287
5.38%, 2/15/2042	50,000	61,243
8.50%, 5/1/2019	15,000	18,968
Express Scripts Holding Co. 3.13%, 5/15/2016	56,000	57,415
Humana, Inc. 8.15%, 6/15/2038 (a)	7,000	10,339

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Laboratory Corp. of America Holdings 4.63%, 11/15/2020 (a)	$10,000	$10,943
Quest Diagnostics, Inc.:
4.25%, 4/1/2024	50,000	53,261
6.40%, 7/1/2017	4,000	4,482
UnitedHealth Group, Inc.:
3.88%, 10/15/2020 (a)	15,000	16,267
4.25%, 3/15/2043	25,000	26,753

		455,534

HOTELS, RESTAURANTS & LEISURE — 1.3%
Carnival Corp.:
1.20%, 2/5/2016	25,000	25,038
1.88%, 12/15/2017	25,000	24,946
3.95%, 10/15/2020	25,000	26,524
Darden Restaurants, Inc. 7.05%, 10/15/2037	7,000	8,828
Marriott International, Inc.:
3.38%, 10/15/2020	25,000	26,108
6.38%, 6/15/2017	15,000	16,485
McDonald’s Corp. 5.35%, 3/1/2018 (a)	6,000	6,678
Starbucks Corp. 6.25%, 8/15/2017	10,000	11,151
Starwood Hotels & Resorts Worldwide, Inc.:
3.75%, 3/15/2025	75,000	77,262
6.75%, 5/15/2018	22,000	25,166
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	15,109
3.90%, 3/1/2023	75,000	76,330
4.25%, 3/1/2022	15,000	15,634
Yum! Brands, Inc.:
3.88%, 11/1/2020 (a)	15,000	15,774
6.88%, 11/15/2037 (a)	10,000	13,028

		384,061

HOUSEHOLD DURABLES — 0.9%
Mohawk Industries, Inc.:
3.85%, 2/1/2023	30,000	30,468
6.13%, 1/15/2016	75,000	77,854
Newell Rubbermaid, Inc. 4.00%, 12/1/2024	50,000	52,469
Whirlpool Corp.:
3.70%, 5/1/2025	50,000	51,343
4.00%, 3/1/2024 (a)	35,000	36,787
4.85%, 6/15/2021	15,000	16,626

		265,547

HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	7,000	7,113
Clorox Co.:
3.50%, 12/15/2024	10,000	10,175
3.80%, 11/15/2021	15,000	16,158
5.95%, 10/15/2017	30,000	33,348
Colgate-Palmolive Co. 3.15%, 8/5/2015	7,000	7,068
Energizer Holdings, Inc. 4.70%, 5/19/2021	15,000	15,794
Kimberly-Clark Corp.:
1.90%, 5/22/2019	30,000	30,268
3.70%, 6/1/2043 (a)	15,000	15,029
6.25%, 7/15/2018	7,000	8,067
Procter & Gamble Co. 1.80%, 11/15/2015	15,000	15,133

		158,153

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
TransAlta Corp.:
1.90%, 6/3/2017	75,000	74,435
6.65%, 5/15/2018	15,000	16,722

		91,157

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.:
1.38%, 9/29/2016	115,000	116,226
3.88%, 6/15/2044	25,000	26,522
Cooper US, Inc. 2.38%, 1/15/2016 (a)	7,000	7,090
Koninklijke Philips NV:
3.75%, 3/15/2022	50,000	52,553
5.00%, 3/15/2042	25,000	28,040
6.88%, 3/11/2038	7,000	9,439
Pentair Finance SA:
1.35%, 12/1/2015 (a)	30,000	30,072
3.15%, 9/15/2022	50,000	49,927
5.00%, 5/15/2021	15,000	16,857
Tyco Electronics Group SA:
2.38%, 12/17/2018 (a)	50,000	50,823
3.45%, 8/1/2024	25,000	25,822
4.88%, 1/15/2021	15,000	16,886
Tyco International Finance SA 3.38%, 10/15/2015	150,000	151,892

		582,149

INSURANCE — 6.3%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	15,000	15,175
2.70%, 3/13/2023	7,000	6,983
3.35%, 5/15/2024	50,000	52,064
4.15%, 3/13/2043 (a)	7,000	7,496
AEGON Funding Co. LLC 5.75%, 12/15/2020	10,000	11,559
Aflac, Inc. 6.45%, 8/15/2040	15,000	19,786
Alleghany Corp. 4.90%, 9/15/2044 (a)	25,000	26,157
Allstate Corp.:
3.15%, 6/15/2023	30,000	30,802
4.50%, 6/15/2043	65,000	73,576
American International Group, Inc.:
3.38%, 8/15/2020	25,000	26,317
4.50%, 7/16/2044 (a)	25,000	26,773
5.05%, 10/1/2015	25,000	25,531
6.40%, 12/15/2020	6,000	7,256
Aon Corp. 3.13%, 5/27/2016	10,000	10,243
Aon PLC:
3.50%, 6/14/2024 (a)	25,000	25,574
4.60%, 6/14/2044	25,000	26,627
Assurant, Inc. 6.75%, 2/15/2034	40,000	50,541

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

AXIS Specialty Finance PLC 2.65%, 4/1/2019	$30,000	$30,346
Berkshire Hathaway Finance Corp.:
0.95%, 8/15/2016	15,000	15,052
2.00%, 8/15/2018	15,000	15,354
Berkshire Hathaway, Inc.:
2.10%, 8/14/2019	50,000	50,996
4.50%, 2/11/2043	7,000	7,878
Cincinnati Financial Corp. 6.13%, 11/1/2034 (a)	15,000	18,624
CNA Financial Corp.:
5.75%, 8/15/2021	7,000	8,067
5.88%, 8/15/2020	50,000	57,629
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	15,000	18,816
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	36,000	37,756
5.50%, 10/15/2016	50,000	53,183
Lincoln National Corp.:
4.00%, 9/1/2023 (a)	45,000	47,695
6.25%, 2/15/2020	7,000	8,205
Loews Corp. 6.00%, 2/1/2035 (a)	7,000	8,589
Manulife Financial Corp. 4.90%, 9/17/2020	36,000	39,850
Markel Corp. 7.13%, 9/30/2019	15,000	17,915
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	50,000	50,527
4.05%, 10/15/2023	7,000	7,492
4.80%, 7/15/2021	15,000	16,882
MetLife, Inc.:
1.90%, 12/15/2017	50,000	50,594
3.60%, 4/10/2024	25,000	26,374
4.72%, 12/15/2044	25,000	28,271
5.70%, 6/15/2035	50,000	63,241
6.75%, 6/1/2016	50,000	53,352
6.82%, 8/15/2018 (a)	7,000	8,168
Principal Financial Group, Inc. 8.88%, 5/15/2019	15,000	18,806
Progressive Corp.:
3.75%, 8/23/2021	15,000	16,309
4.35%, 4/25/2044	25,000	27,459
Prudential Financial, Inc.:
2.35%, 8/15/2019 (a)	50,000	50,465
4.60%, 5/15/2044 (a)	35,000	36,861
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	25,000	29,831
Reinsurance Group of America, Inc.:
4.70%, 9/15/2023	50,000	54,806
6.45%, 11/15/2019	15,000	17,517
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	32,000	45,291
Travelers Cos., Inc.:
3.90%, 11/1/2020	15,000	16,394
4.60%, 8/1/2043	15,000	17,245
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	20,256
Unum Group:
4.00%, 3/15/2024	25,000	26,183
7.13%, 9/30/2016 (a)	15,000	16,266
Voya Financial, Inc.:
2.90%, 2/15/2018	15,000	15,458
5.50%, 7/15/2022 (a)	40,000	46,069
5.70%, 7/15/2043	32,000	39,357
W.R. Berkley Corp.:
4.75%, 8/1/2044 (a)	50,000	53,219
6.25%, 2/15/2037	15,000	18,850
Willis Group Holdings PLC 5.75%, 3/15/2021	50,000	56,643
XL Group PLC 6.38%, 11/15/2024	15,000	18,246
XLIT, Ltd.:
2.30%, 12/15/2018	25,000	25,281
5.75%, 10/1/2021	15,000	17,617

		1,867,745

INTERNET & CATALOG RETAIL — 0.2%
Expedia, Inc.:
4.50%, 8/15/2024 (a)	50,000	50,510
5.95%, 8/15/2020 (a)	10,000	11,255

		61,765

INTERNET SOFTWARE & SERVICES — 0.6%
Amazon.com, Inc.:
0.65%, 11/27/2015	25,000	25,027
1.20%, 11/29/2017	25,000	24,930
2.50%, 11/29/2022	25,000	24,565
4.95%, 12/5/2044 (a)	20,000	21,766
Baidu, Inc. 2.25%, 11/28/2017	50,000	50,429
Google, Inc.:
2.13%, 5/19/2016	15,000	15,307
3.63%, 5/19/2021	15,000	16,377

		178,401

IT SERVICES — 0.7%
Fidelity National Information Services, Inc. 1.45%, 6/5/2017 (a)	50,000	49,886
Fiserv, Inc.:
3.13%, 6/15/2016	10,000	10,241
4.63%, 10/1/2020	30,000	32,732
Xerox Corp.:
3.80%, 5/15/2024	50,000	49,986
4.50%, 5/15/2021 (a)	13,000	14,063
6.40%, 3/15/2016	50,000	52,558

		209,466

LEISURE PRODUCTS — 0.3%
Hasbro, Inc. 3.15%, 5/15/2021	50,000	50,499
Mattel, Inc.:
2.35%, 5/6/2019	30,000	29,912
2.50%, 11/1/2016 (a)	6,000	6,100
6.20%, 10/1/2040	3,000	3,645

		90,156

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	15,000	15,239

MACHINERY — 1.6%
Caterpillar, Inc. 3.90%, 5/27/2021	15,000	16,455

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Cummins, Inc.:
3.65%, 10/1/2023 (a)	$17,000	$18,145
7.13%, 3/1/2028	7,000	9,633
Danaher Corp. 5.40%, 3/1/2019 (a)	90,000	101,995
Deere & Co. 5.38%, 10/16/2029	7,000	8,636
Dover Corp. 5.38%, 3/1/2041 (a)	10,000	12,362
Eaton Corp.:
1.50%, 11/2/2017	50,000	50,079
2.75%, 11/2/2022	7,000	7,013
6.95%, 3/20/2019	7,000	8,220
Illinois Tool Works, Inc. 4.88%, 9/15/2041	7,000	8,185
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	10,000	11,606
Parker Hannifin Corp.:
4.45%, 11/21/2044	25,000	27,948
5.50%, 5/15/2018 (a)	15,000	16,783
6.25%, 5/15/2038	7,000	9,506
Parker-Hannifin Corp. 3.30%, 11/21/2024	50,000	52,376
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	25,000	25,284
5.20%, 9/1/2040	35,000	40,805
Xylem, Inc. 3.55%, 9/20/2016	34,000	35,121

		460,152

MEDIA — 2.9%
21st Century Fox America, Inc. 6.20%, 12/15/2034	15,000	19,256
CBS Corp. 7.88%, 7/30/2030	22,000	31,435
CC Holdings GS V LLC 3.85%, 4/15/2023	25,000	25,408
Comcast Corp. 4.65%, 7/15/2042	15,000	16,909
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.00%, 3/1/2021	50,000	55,452
5.20%, 3/15/2020 (a)	7,000	7,867
6.38%, 3/1/2041	7,000	8,288
Discovery Communications LLC:
3.25%, 4/1/2023 (a)	50,000	49,884
4.88%, 4/1/2043 (a)	25,000	26,122
5.63%, 8/15/2019	10,000	11,341
Grupo Televisa SAB 8.50%, 3/11/2032 (a)	15,000	21,093
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	15,000	15,112
4.00%, 3/15/2022	15,000	15,711
McGraw-Hill Financial, Inc. 6.55%, 11/15/2037 (a)	7,000	8,005
NBCUniversal Media LLC 5.15%, 4/30/2020 (a)	22,000	25,302
Omnicom Group, Inc.:
3.63%, 5/1/2022	50,000	52,754
6.25%, 7/15/2019	15,000	17,456
Time Warner Cable, Inc.:
4.50%, 9/15/2042 (a)	25,000	25,839
5.00%, 2/1/2020 (a)	50,000	55,714
6.55%, 5/1/2037	15,000	18,838
6.75%, 7/1/2018	25,000	28,732
Time Warner, Inc.:
2.10%, 6/1/2019 (a)	50,000	49,948
3.55%, 6/1/2024	50,000	51,650
4.70%, 1/15/2021 (a)	15,000	16,660
5.35%, 12/15/2043	15,000	17,558
Viacom, Inc.:
4.25%, 9/15/2015	7,000	7,112
4.85%, 12/15/2034	20,000	20,609
Walt Disney Co.:
0.45%, 12/1/2015	7,000	7,003
1.10%, 12/1/2017 (a)	75,000	75,084
2.35%, 12/1/2022 (a)	7,000	6,998
2.75%, 8/16/2021	7,000	7,259
3.70%, 12/1/2042	7,000	7,161
4.13%, 6/1/2044	25,000	27,652
WPP Finance 2010 3.75%, 9/19/2024	25,000	26,005

		857,217

METALS & MINING — 2.2%
Barrick Gold Corp. 4.10%, 5/1/2023 (a)	35,000	34,401
Barrick North America Finance LLC:
4.40%, 5/30/2021	50,000	51,147
5.75%, 5/1/2043	35,000	36,096
BHP Billiton Finance USA, Ltd.:
3.85%, 9/30/2023 (a)	25,000	26,713
5.00%, 9/30/2043 (a)	25,000	28,629
6.50%, 4/1/2019	60,000	70,568
Freeport-McMoRan, Inc. 3.55%, 3/1/2022 (a)	15,000	13,863
Kinross Gold Corp. 5.95%, 3/15/2024	75,000	69,902
Newmont Mining Corp. 5.88%, 4/1/2035	7,000	6,989
Nucor Corp.:
4.00%, 8/1/2023 (a)	25,000	26,263
5.20%, 8/1/2043 (a)	25,000	28,066
6.40%, 12/1/2037	7,000	8,752
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	17,460
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	25,000	25,140
1.63%, 8/21/2017	50,000	50,269
2.25%, 12/14/2018 (a)	25,000	25,363
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	25,000	28,099
Southern Copper Corp. 7.50%, 7/27/2035	25,000	28,601
Teck Resources, Ltd. 4.75%, 1/15/2022 (a)	8,000	7,984
Vale Overseas, Ltd.:
5.63%, 9/15/2019 (a)	25,000	26,615
6.88%, 11/10/2039 (a)	32,000	30,917

		641,837

MULTI-UTILITIES — 0.8%
American Water Capital Corp. 6.09%, 10/15/2017	10,000	11,110

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Berkshire Hathaway Energy 6.13%, 4/1/2036	$15,000	$19,402
Eversource Energy:
3.15%, 1/15/2025	50,000	50,151
4.50%, 11/15/2019	57,000	62,426
Sempra Energy:
3.55%, 6/15/2024	25,000	25,907
6.00%, 10/15/2039	7,000	8,907
United Utilities PLC 6.88%, 8/15/2028	15,000	18,239
Veolia Environnement SA 6.75%, 6/1/2038 (a)	7,000	8,967
Xcel Energy, Inc. 4.70%, 5/15/2020	15,000	16,586

		221,695

MULTILINE RETAIL — 0.3%
Kohl’s Corp. 6.88%, 12/15/2037 (a)	7,000	9,066
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	50,000	51,703
3.88%, 1/15/2022 (a)	7,000	7,411
6.70%, 7/15/2034	7,000	9,058
Nordstrom, Inc. 4.00%, 10/15/2021 (a)	15,000	16,324

		93,562

OIL, GAS & CONSUMABLE FUELS — 10.4%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	7,000	7,462
6.45%, 9/15/2036 (a)	22,000	27,206
Baker Hughes, Inc.:
3.20%, 8/15/2021	15,000	15,399
5.13%, 9/15/2040	25,000	27,928
Boardwalk Pipelines LP:
4.95%, 12/15/2024	100,000	100,497
5.88%, 11/15/2016	7,000	7,384
BP Capital Markets PLC 3.25%, 5/6/2022	15,000	15,326
Buckeye Partners LP:
2.65%, 11/15/2018	25,000	24,631
4.88%, 2/1/2021	15,000	16,002
5.85%, 11/15/2043	25,000	25,037
Canadian Natural Resources, Ltd.:
1.75%, 1/15/2018 (a)	50,000	49,685
3.90%, 2/1/2025 (a)	50,000	50,386
6.50%, 2/15/2037	15,000	17,839
Cenovus Energy, Inc.:
3.80%, 9/15/2023 (a)	50,000	49,631
5.20%, 9/15/2043	25,000	25,225
5.70%, 10/15/2019	15,000	16,723
6.75%, 11/15/2039	7,000	8,290
Chevron Corp. 4.95%, 3/3/2019	10,000	11,226
ConocoPhillips:
5.75%, 2/1/2019 (a)	50,000	57,271
6.50%, 2/1/2039	50,000	67,314
Continental Resources, Inc. 3.80%, 6/1/2024 (a)	10,000	9,172
Devon Energy Corp.:
4.75%, 5/15/2042 (a)	50,000	53,144
6.30%, 1/15/2019 (a)	50,000	57,360
Diamond Offshore Drilling, Inc.:
4.88%, 11/1/2043 (a)	50,000	41,532
5.88%, 5/1/2019 (a)	15,000	16,721
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	7,000	8,866
Enable Midstream Partners LP:
2.40%, 5/15/2019 (b)	25,000	24,445
3.90%, 5/15/2024 (a)(b)	100,000	96,396
Enbridge, Inc.:
3.50%, 6/10/2024 (a)	60,000	58,235
4.50%, 6/10/2044	25,000	22,951
EnCana Corp.:
3.90%, 11/15/2021 (a)	15,000	15,622
5.15%, 11/15/2041 (a)	25,000	25,400
6.50%, 8/15/2034	50,000	57,613
6.50%, 2/1/2038	35,000	40,071
Energy Transfer Partners LP:
5.20%, 2/1/2022	50,000	54,398
9.00%, 4/15/2019	7,000	8,654
ENI USA, Inc. 7.30%, 11/15/2027	18,000	24,090
EnLink Midstream Partners LP:
2.70%, 4/1/2019	25,000	24,976
5.60%, 4/1/2044	50,000	54,062
Ensco PLC 4.70%, 3/15/2021 (a)	15,000	15,135
Enterprise Products Operating LLC:
2.55%, 10/15/2019	50,000	50,472
3.35%, 3/15/2023	15,000	15,170
4.85%, 3/15/2044	15,000	16,169
EOG Resources, Inc.:
2.45%, 4/1/2020	50,000	50,871
4.40%, 6/1/2020	15,000	16,622
EQT Corp.:
4.88%, 11/15/2021 (a)	50,000	52,891
6.50%, 4/1/2018	15,000	16,709
Hess Corp.:
5.60%, 2/15/2041 (a)	15,000	16,369
7.88%, 10/1/2029	7,000	9,030
Husky Energy, Inc. 4.00%, 4/15/2024 (a)	25,000	25,347
Kinder Morgan Energy Partners LP:
4.30%, 5/1/2024	30,000	30,635
6.50%, 9/1/2039	10,000	11,278
Magellan Midstream Partners LP:
5.15%, 10/15/2043	50,000	54,989
6.55%, 7/15/2019	15,000	17,471
Marathon Oil Corp. 6.60%, 10/1/2037 (a)	7,000	8,461
Marathon Petroleum Corp. 5.13%, 3/1/2021 (a)	15,000	16,867
Murphy Oil Corp. 7.05%, 5/1/2029 (a)	15,000	17,365
Noble Energy, Inc.:
4.15%, 12/15/2021	15,000	15,802
8.25%, 3/1/2019	7,000	8,398
Noble Holding International, Ltd.:
3.45%, 8/1/2015	100,000	100,421
4.63%, 3/1/2021	90,000	84,600
6.20%, 8/1/2040 (a)	30,000	25,192

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Occidental Petroleum Corp.:
1.50%, 2/15/2018	$50,000	$49,883
4.10%, 2/1/2021 (a)	65,000	71,184
ONEOK Partners LP 3.25%, 2/1/2016	9,000	9,120
Petro-Canada 6.05%, 5/15/2018 (a)	7,000	7,869
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/2044 (a)	15,000	15,240
5.75%, 1/15/2020	15,000	17,059
Rowan Cos., Inc. 7.88%, 8/1/2019 (a)	10,000	11,000
Sasol Financing International PLC 4.50%, 11/14/2022 (a)	100,000	99,973
Schlumberger Investment SA 3.65%, 12/1/2023	50,000	52,963
Shell International Finance BV 4.30%, 9/22/2019 (a)	7,000	7,747
Southern Natural Gas Co. 8.00%, 3/1/2032	7,000	8,742
Southwestern Energy Co.:
4.10%, 3/15/2022 (a)	50,000	49,158
7.50%, 2/1/2018	30,000	33,872
Spectra Energy Capital LLC:
4.60%, 6/15/2021 (a)	18,000	19,739
8.00%, 10/1/2019	15,000	18,223
Suncor Energy, Inc.:
6.10%, 6/1/2018	25,000	28,184
6.50%, 6/15/2038	50,000	64,146
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/2023 (a)	15,000	14,715
4.65%, 2/15/2022	4,000	4,270
4.95%, 1/15/2043	15,000	14,759
Talisman Energy, Inc.:
5.50%, 5/15/2042	7,000	6,865
5.85%, 2/1/2037 (a)	7,000	7,113
Total Capital SA 4.25%, 12/15/2021	7,000	7,763
TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023	50,000	52,238
5.00%, 10/16/2043 (a)	25,000	27,972
6.20%, 10/15/2037	7,000	8,687
Valero Energy Corp.:
6.63%, 6/15/2037	7,000	8,635
9.38%, 3/15/2019 (a)	35,000	43,894
Weatherford International LLC 6.35%, 6/15/2017 (a)	15,000	15,900
Western Gas Partners LP:
2.60%, 8/15/2018	100,000	100,682
5.38%, 6/1/2021	75,000	83,833
5.45%, 4/1/2044	35,000	36,891
Williams Cos., Inc. 7.50%, 1/15/2031	15,000	16,327
Williams Partners LP 4.13%, 11/15/2020 (a)	22,000	22,913
XTO Energy, Inc. 6.25%, 8/1/2017	15,000	16,790

		3,044,783

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp. 4.40%, 4/1/2022	50,000	52,127
International Paper Co.:
4.75%, 2/15/2022	30,000	33,069
4.80%, 6/15/2044 (a)	25,000	25,715
9.38%, 5/15/2019 (a)	15,000	18,910
Plum Creek Timberlands LP 3.25%, 3/15/2023	30,000	29,620

		159,441

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	25,000	24,209
6.00%, 5/15/2037	15,000	19,147

		43,356

PHARMACEUTICALS — 3.5%
Abbott Laboratories:
4.13%, 5/27/2020	50,000	55,190
6.15%, 11/30/2037	7,000	9,434
AbbVie, Inc.:
1.75%, 11/6/2017	50,000	50,168
4.40%, 11/6/2042	15,000	15,391
Actavis Funding SCS:
2.45%, 6/15/2019 (a)	75,000	75,220
3.85%, 6/15/2024 (a)	25,000	25,856
4.85%, 6/15/2044 (a)	25,000	26,574
Actavis, Inc.
6.13%, 8/15/2019	7,000	8,021
Allergan, Inc.
5.75%, 4/1/2016 (a)	30,000	31,446
Allergan, Inc./United States
3.38%, 9/15/2020	7,000	7,229
AstraZeneca PLC:
4.00%, 9/18/2042 (a)	15,000	15,408
5.90%, 9/15/2017 (a)	7,000	7,798
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	50,000	51,965
4.50%, 3/1/2044	25,000	28,077
6.13%, 5/1/2038 (a)	7,000	9,345
Eli Lilly & Co. 5.20%, 3/15/2017	15,000	16,254
Express Scripts Holding Co.:
3.50%, 6/15/2024	25,000	25,711
6.13%, 11/15/2041	7,000	8,833
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	90,000	90,939
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	7,000	8,604
6.38%, 5/15/2038	25,000	33,954
Johnson & Johnson 5.85%, 7/15/2038 (a)	32,000	44,104
McKesson Corp. 4.75%, 3/1/2021 (a)	15,000	16,668
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	32,000	34,183
4.90%, 11/1/2019	15,000	16,587
Merck & Co., Inc.:
3.70%, 2/10/2045	25,000	25,005
3.88%, 1/15/2021 (a)	15,000	16,364

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Mylan, Inc. 2.60%, 6/24/2018	$30,000	$30,576
Novartis Capital Corp.:
3.40%, 5/6/2024 (a)	25,000	26,438
4.40%, 5/6/2044	25,000	28,643
Pfizer, Inc.:
0.90%, 1/15/2017	15,000	15,025
1.50%, 6/15/2018	7,000	7,048
3.00%, 6/15/2023 (a)	7,000	7,136
4.30%, 6/15/2043	7,000	7,515
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/2022 (a)	75,000	75,085
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	50,000	50,173
Zoetis, Inc.:
3.25%, 2/1/2023	15,000	14,914
4.70%, 2/1/2043	15,000	15,495

		1,032,376

PROFESSIONAL SERVICES — 0.1%
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	15,000	15,156

REAL ESTATE — 0.4%
Brandywine Operating Partnership LP 4.10%, 10/1/2024	25,000	25,516
Omega Healthcare Investors, Inc. 4.95%, 4/1/2024	50,000	52,601
UDR, Inc. 3.75%, 7/1/2024	50,000	51,609

		129,726

REAL ESTATE INVESTMENT TRUSTS — 5.6%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	50,000	52,654
4.60%, 4/1/2022	30,000	32,057
American Tower Corp. 4.50%, 1/15/2018	15,000	16,040
AvalonBay Communities, Inc.:
3.50%, 11/15/2024 (a)	50,000	51,357
5.70%, 3/15/2017	15,000	16,253
BioMed Realty LP 3.85%, 4/15/2016	65,000	66,659
Boston Properties LP 4.13%, 5/15/2021 (a)	15,000	16,264
Brandywine Operating Partnership LP 4.55%, 10/1/2029	25,000	25,978
Camden Property Trust 4.63%, 6/15/2021	53,000	58,193
DDR Corp.:
3.38%, 5/15/2023	30,000	29,667
3.63%, 2/1/2025 (a)	50,000	49,841
4.75%, 4/15/2018	30,000	32,206
Digital Realty Trust LP 3.63%, 10/1/2022	45,000	45,121
Duke Realty LP:
3.75%, 12/1/2024	50,000	51,184
3.88%, 2/15/2021	75,000	79,039
6.75%, 3/15/2020	7,000	8,351
ERP Operating LP:
2.38%, 7/1/2019	25,000	25,277
4.50%, 7/1/2044	25,000	26,949
Essex Portfolio LP 3.88%, 5/1/2024	50,000	52,059
HCP, Inc.:
3.75%, 2/1/2019	22,000	23,149
5.38%, 2/1/2021 (a)	7,000	7,859
Health Care REIT, Inc.:
2.25%, 3/15/2018	50,000	50,640
5.13%, 3/15/2043	25,000	28,136
6.13%, 4/15/2020	30,000	34,816
Hospitality Properties Trust 5.00%, 8/15/2022	30,000	31,910
Host Hotels & Resorts LP:
3.75%, 10/15/2023	65,000	65,773
6.00%, 10/1/2021 (a)	22,000	25,498
Kilroy Realty LP:
4.25%, 8/15/2029	50,000	52,536
5.00%, 11/3/2015	15,000	15,320
Kimco Realty Corp.:
3.20%, 5/1/2021	50,000	50,876
4.30%, 2/1/2018	15,000	15,949
Liberty Property LP:
4.75%, 10/1/2020	21,000	22,959
6.63%, 10/1/2017 (a)	7,000	7,803
Mack-Cali Realty LP 7.75%, 8/15/2019 (a)	15,000	17,414
National Retail Properties, Inc.:
3.80%, 10/15/2022	30,000	31,097
3.90%, 6/15/2024	25,000	25,893
Realty Income Corp. 6.75%, 8/15/2019	15,000	17,675
Regency Centers LP:
3.75%, 6/15/2024	21,000	21,591
5.25%, 8/1/2015	15,000	15,214
Select Income REIT 4.50%, 2/1/2025	50,000	50,025
Senior Housing Properties Trust:
3.25%, 5/1/2019	25,000	25,383
4.30%, 1/15/2016	15,000	15,226
4.75%, 5/1/2024	50,000	51,842
Simon Property Group LP:
3.38%, 10/1/2024	25,000	25,645
4.25%, 10/1/2044	25,000	25,898
6.13%, 5/30/2018	15,000	17,084
Ventas Realty LP 1.25%, 4/17/2017	50,000	49,872
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	50,500
3.13%, 11/30/2015	4,000	4,057
4.75%, 6/1/2021	7,000	7,717
Weyerhaeuser Co.:
4.63%, 9/15/2023	15,000	16,475
7.38%, 3/15/2032	15,000	20,144

		1,657,125

ROAD & RAIL — 1.5%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	15,000	15,266
3.40%, 9/1/2024 (a)	25,000	26,076
4.45%, 3/15/2043	15,000	16,018
4.90%, 4/1/2044	25,000	28,672
Canadian National Railway Co.:
2.85%, 12/15/2021	15,000	15,496

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.20%, 6/1/2036	$7,000	$9,467
Canadian Pacific Railway Co. 4.45%, 3/15/2023	15,000	16,636
CSX Corp.:
3.70%, 10/30/2020 (a)	15,000	16,028
4.50%, 8/1/2054	25,000	26,838
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	15,000	15,160
Kansas City Southern de Mexico SA de CV 3.00%, 5/15/2023 (a)	50,000	49,277
Kansas City Southern Railway Co. 4.30%, 5/15/2043 (a)	25,000	26,166
Norfolk Southern Corp.:
2.90%, 2/15/2023	60,000	60,615
3.25%, 12/1/2021	7,000	7,256
Ryder System, Inc.:
2.35%, 2/26/2019	15,000	15,095
2.45%, 9/3/2019	30,000	30,128
Union Pacific Corp.:
3.25%, 1/15/2025	25,000	26,100
3.88%, 2/1/2055 (a)	25,000	24,337
4.16%, 7/15/2022 (a)	15,000	16,710
4.30%, 6/15/2042	7,000	7,622

		448,963

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Applied Materials, Inc.:
2.65%, 6/15/2016	25,000	25,476
4.30%, 6/15/2021	25,000	27,306
5.85%, 6/15/2041	34,000	41,689
Intel Corp. 4.80%, 10/1/2041	10,000	11,232
Lam Research Corp.:
2.75%, 3/15/2020	50,000	50,626
3.80%, 3/15/2025	50,000	50,733
Texas Instruments, Inc.:
0.88%, 3/12/2017	50,000	49,873
2.75%, 3/12/2021	25,000	25,578
Xilinx, Inc.:
2.13%, 3/15/2019	50,000	50,377
3.00%, 3/15/2021 (a)	80,000	82,308

		415,198

SOFTWARE — 0.9%
Adobe Systems, Inc. 3.25%, 2/1/2025	100,000	100,960
CA, Inc. 5.38%, 12/1/2019 (a)	15,000	16,800
Microsoft Corp. 1.63%, 9/25/2015	15,000	15,092
Oracle Corp.:
1.20%, 10/15/2017	15,000	15,016
6.13%, 7/8/2039	7,000	9,311
Symantec Corp.:
2.75%, 9/15/2015	90,000	90,704
3.95%, 6/15/2022	15,000	15,476

		263,359

SPECIALTY RETAIL — 2.4%
AutoZone, Inc.:
2.88%, 1/15/2023	15,000	14,734
3.13%, 7/15/2023 (a)	50,000	49,608
5.50%, 11/15/2015	75,000	77,210
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024	50,000	51,817
Dollar General Corp. 3.25%, 4/15/2023	72,000	69,624
Gap, Inc. 5.95%, 4/12/2021	45,000	51,241
Home Depot, Inc.:
3.75%, 2/15/2024	50,000	54,403
5.40%, 9/15/2040	7,000	8,706
Lowe’s Cos., Inc.:
3.75%, 4/15/2021	15,000	16,193
4.25%, 9/15/2044 (a)	25,000	27,017
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	7,000	7,746
QVC, Inc.:
4.45%, 2/15/2025	50,000	50,263
5.13%, 7/2/2022	15,000	16,030
5.95%, 3/15/2043 (a)	22,000	22,183
Staples, Inc.:
2.75%, 1/12/2018	90,000	89,799
4.38%, 1/12/2023	15,000	14,894
TJX Cos., Inc. 6.95%, 4/15/2019	22,000	26,228
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024 (a)	25,000	25,852
4.80%, 11/18/2044	25,000	26,809

		700,357

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Computer Sciences Corp.:
2.50%, 9/15/2015 (a)	22,000	22,157
4.45%, 9/15/2022	65,000	66,518
EMC Corp. 3.38%, 6/1/2023	22,000	22,526
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	4,000	4,008
3.50%, 4/15/2023	6,000	6,027
3.88%, 6/5/2024	40,000	41,039
Hewlett-Packard Co.:
2.75%, 1/14/2019 (a)	50,000	51,037
3.00%, 9/15/2016	15,000	15,398
4.65%, 12/9/2021	50,000	54,566
International Business Machines Corp. 5.70%, 9/14/2017 (a)	50,000	55,542
NetApp, Inc.:
2.00%, 12/15/2017	45,000	45,228
3.38%, 6/15/2021 (a)	100,000	101,913
Seagate HDD Cayman 3.75%, 11/15/2018	50,000	52,092

		538,051

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Cintas Corp. No. 2 6.15%, 8/15/2036 (a)	12,000	15,583

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

NIKE, Inc.:
2.25%, 5/1/2023	$22,000	$21,626
3.63%, 5/1/2043	7,000	6,983
V.F. Corp.:
3.50%, 9/1/2021	75,000	80,751
6.45%, 11/1/2037	7,000	9,665

		134,608

TOBACCO — 0.6%
Altria Group, Inc.:
2.95%, 5/2/2023	15,000	14,911
4.50%, 5/2/2043	7,000	7,205
5.38%, 1/31/2044	50,000	58,292
9.25%, 8/6/2019	7,000	8,976
Lorillard Tobacco Co. 3.50%, 8/4/2016 (a)	7,000	7,194
Philip Morris International, Inc.:
1.13%, 8/21/2017	15,000	15,017
3.88%, 8/21/2042	15,000	14,815
Reynolds American, Inc.:
3.25%, 11/1/2022 (a)	15,000	14,937
4.75%, 11/1/2042	25,000	25,626
7.75%, 6/1/2018	7,000	8,198

		175,171

TRADING COMPANIES & DISTRIBUTORS — 0.5%
GATX Corp.:
1.25%, 3/4/2017	75,000	74,735
2.38%, 7/30/2018	7,000	7,083
2.50%, 7/30/2019 (a)	30,000	30,152
2.60%, 3/30/2020	25,000	25,120

		137,090

TRANSPORTATION INFRASTRUCTURE — 0.3%
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	50,000	49,647
5.75%, 3/15/2033	25,000	30,607

		80,254

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
America Movil SAB de CV 6.13%, 3/30/2040 (a)	25,000	31,109
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	75,000	78,528
8.75%, 6/15/2030 (a)	46,000	70,204
Embarq Corp. 7.08%, 6/1/2016	15,000	15,927
Koninklijke KPN NV 8.38%, 10/1/2030	10,000	14,357
Orange SA:
2.75%, 2/6/2019	50,000	51,709
5.50%, 2/6/2044 (a)	25,000	29,662
Rogers Communications, Inc. 5.00%, 3/15/2044	15,000	16,664
Telefonica Emisiones SAU:
3.99%, 2/16/2016	90,000	92,291
7.05%, 6/20/2036	25,000	34,234
Vodafone Group PLC:
1.50%, 2/19/2018	50,000	49,743
2.95%, 2/19/2023 (a)	30,000	29,577
6.15%, 2/27/2037 (a)	25,000	30,435

		544,440

TOTAL CORPORATE BONDS & NOTES —
(Cost $28,484,929)		28,902,304

	Shares
SHORT TERM INVESTMENTS — 12.4%
MONEY MARKET FUNDS — 12.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,040,513	3,040,513
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	602,485	602,485

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $3,642,998)		3,642,998

TOTAL INVESTMENTS — 110.6% (h)
(Cost $32,127,927)		32,545,302
OTHER ASSETS & LIABILITIES — (10.6)%		(3,131,290)

NET ASSETS — 100.0%		$29,414,012

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.1% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (See accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 68.7%
AUTOMOBILES — 6.0%
Fiat Chrysler Automobiles NV 7.88%, 12/15/2016	$698,000	$96,128,560
Tesla Motors, Inc.:
0.25%, 3/1/2019	21,839,000	19,149,767
1.25%, 3/1/2021 (a)	33,500,000	28,198,793
1.50%, 6/1/2018	15,258,000	24,494,430

		167,971,550

BIOTECHNOLOGY — 1.6%
Illumina, Inc.:
Zero Coupon, 6/15/2019 (a)(b)(c)	15,600,000	17,202,276
0.50%, 6/15/2021 (a)(c)	11,900,000	13,728,078
Isis Pharmaceuticals, Inc. 1.00%, 11/15/2021 (c)	12,045,000	14,011,346

		44,941,700

BUILDING PRODUCTS — 1.7%
Cemex SAB de CV:
3.25%, 3/15/2016	23,587,000	26,401,165
3.75%, 3/15/2018 (a)	17,288,000	20,405,026

		46,806,191

CAPITAL MARKETS — 0.5%
Ares Capital Corp. 5.75%, 2/1/2016 (a)	12,698,000	13,171,001

COMMUNICATIONS EQUIPMENT — 1.7%
Ciena Corp. 0.88%, 6/15/2017 (a)	11,800,000	11,746,900
JDS Uniphase Corp. 0.63%, 8/15/2033 (a)	14,950,000	15,475,044
Palo Alto Networks, Inc. Zero Coupon, 7/1/2019 (a)(b)(c)	14,000,000	19,938,100

		47,160,044

ENERGY EQUIPMENT & SERVICES — 0.4%
SolarCity Corp. 1.63%, 11/1/2019 (c)	13,257,000	11,791,969

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Hologic, Inc. 2.00%, 3/1/2042 (a)(d)	11,752,000	14,449,437
Wright Medical Group, Inc. 2.00%, 2/15/2020 (c)	15,500,000	16,401,790

		30,851,227

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Anthem, Inc. 2.75%, 10/15/2042	36,043,000	74,669,202
Molina Healthcare, Inc. 1.13%, 1/15/2020 (a)	13,550,000	22,756,547

		97,425,749

HOUSEHOLD DURABLES — 1.4%
Jarden Corp.:
1.13%, 3/15/2034 (a)	17,750,000	21,097,650
1.88%, 9/15/2018	11,375,000	19,422,357

		40,520,007

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	13,401,000	15,879,649

INTERNET & CATALOG RETAIL — 2.9%
The Priceline Group, Inc.:
0.35%, 6/15/2020 (a)	24,402,000	27,990,558
0.90%, 9/15/2021 (c)	24,100,000	23,266,140
1.00%, 3/15/2018	23,186,000	31,232,470

		82,489,168

INTERNET SOFTWARE & SERVICES — 9.9%
Ctrip.com International, Ltd. 1.25%, 10/15/2018	19,500,000	20,381,010
LinkedIn Corp. 0.50%, 11/1/2019 (c)	32,000,000	35,033,600
Qihoo 360 Technology Co., Ltd.:
0.50%, 8/15/2020 (c)	13,100,000	11,065,518
1.75%, 8/15/2021 (c)	11,250,000	8,729,392
2.50%, 9/15/2018	14,400,000	13,655,290
SINA Corp. 1.00%, 12/1/2018	18,200,000	16,460,626
Twitter, Inc.:
0.25%, 9/15/2019 (c)	22,400,000	21,953,322
1.00%, 9/15/2021 (a)(c)	23,750,000	23,357,911
VeriSign, Inc. 4.14%, 8/15/2037	30,198,000	60,291,213
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (a)	14,700,000	22,587,873
Yahoo!, Inc.
Zero Coupon, 12/1/2018 (b)	33,450,000	36,228,357
Yandex NV
1.13%, 12/15/2018 (a)	11,600,000	9,548,969

		279,293,081

MEDIA — 1.8%
Liberty Interactive LLC
0.75%, 3/30/2043	20,350,000	28,418,775
Liberty Media Corp.
1.38%, 10/15/2023 (a)	22,877,000	22,900,335

		51,319,110

METALS & MINING — 0.5%
Newmont Mining Corp.
1.63%, 7/15/2017	12,821,000	13,179,603

OIL, GAS & CONSUMABLE FUELS — 4.1%
Cheniere Energy, Inc. 4.25%, 3/15/2045	15,000,000	12,427,050
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	27,623,000	26,549,156
Cobalt International Energy, Inc.:
2.63%, 12/1/2019 (a)	33,465,000	24,279,192
3.13%, 5/15/2024 (a)	31,215,000	23,234,573
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	17,073,000	6,084,237
Whiting Petroleum Corp. 1.25%, 4/1/2020 (c)	21,000,000	22,155,420

		114,729,628

PHARMACEUTICALS — 4.3%
Herbalife, Ltd. 2.00%, 8/15/2019	28,800,000	23,836,032

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Jazz Investments I, Ltd. 1.88%, 8/15/2021 (a)(c)	$14,072,000	$16,481,549
Mylan, Inc. 3.75%, 9/15/2015	3,851,000	17,150,197
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019 (a)	16,600,000	44,137,740
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026	12,947,000	19,329,612

		120,935,130

REAL ESTATE INVESTMENT TRUSTS — 1.7%
American Realty Capital Properties, Inc. 3.00%, 8/1/2018	15,150,000	14,815,943
Annaly Capital Management, Inc. 5.00%, 5/15/2015 (a)	17,459,000	17,520,805
Starwood Property Trust, Inc. 4.55%, 3/1/2018	14,612,000	15,971,354

		48,308,102

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.8%
Intel Corp.:
3.25%, 8/1/2039	48,678,000	76,925,357
3.48%, 12/15/2035 (a)	38,269,000	47,797,981
Microchip Technology, Inc.:
1.63%, 2/15/2025 (c)	40,000,000	41,483,200
2.13%, 12/15/2037	14,142,000	27,595,284
Micron Technology, Inc. 3.00%, 11/15/2043	24,250,000	26,732,715
Novellus Systems, Inc. 2.63%, 5/15/2041 (a)	16,350,000	33,388,335
NVIDIA Corp. 1.00%, 12/1/2018	37,000,000	43,634,840
NXP Semiconductors NV 1.00%, 12/1/2019 (a)(c)	27,450,000	32,694,597
SunEdison, Inc.:
0.25%, 1/15/2020 (c)	13,540,000	14,469,792
2.00%, 10/1/2018 (a)	15,350,000	26,410,289
2.75%, 1/1/2021	14,600,000	25,519,048
Xilinx, Inc. 2.63%, 6/15/2017 (a)	13,901,000	20,541,091

		417,192,529

SOFTWARE — 6.1%
Akamai Technologies, Inc. Zero Coupon, 2/15/2019 (a)(b)	16,500,000	17,807,295
Citrix Systems, Inc. 0.50%, 4/15/2019 (a)(c)	33,900,000	35,733,990
Electronic Arts, Inc. 0.75%, 7/15/2016	15,277,000	28,355,182
Nuance Communications, Inc. 2.75%, 11/1/2031 (a)	16,040,000	15,910,076
Red Hat, Inc. 0.25%, 10/1/2019 (a)(c)	18,550,000	23,094,750
Salesforce.com, Inc. 0.25%, 4/1/2018 (a)	26,682,000	32,019,467
ServiceNow, Inc. Zero Coupon, 11/1/2018 (b)	14,648,000	17,978,955

		170,899,715

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020 (a)(c)	13,200,000	13,902,636
SanDisk Corp.:
0.50%, 10/15/2020 (a)	37,102,000	37,337,227
1.50%, 8/15/2017 (a)	23,744,000	32,461,609

		83,701,472

THRIFTS & MORTGAGE FINANCE — 0.6%
MGIC Investment Corp. 2.00%, 4/1/2020 (a)	12,200,000	17,799,800

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (c)	15,573,000	16,966,783

TOTAL CORPORATE BONDS & NOTES —
(Cost $1,743,826,703)		1,933,333,208

	Shares
CONVERTIBLE PREFERRED STOCKS — 30.7%
AEROSPACE & DEFENSE — 1.1%
United Technologies Corp. Zero Coupon, 12/31/2049	511,000	31,446,940

BANKS — 4.1%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	94,966	116,143,418

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Bank of America Corp. Series L 7.25%, 12/31/2049	73,833	85,424,781

ELECTRIC UTILITIES — 3.4%
AES Trust III 6.75%, 10/15/2029 (a)	253,478	12,940,052
Exelon Corp. 6.50%, 6/1/2017 (a)	545,000	26,514,250
NextEra Energy, Inc.:
5.60%, 6/1/2015	307,600	21,187,488
5.80%, 9/1/2016 (a)	212,000	11,819,000
5.89%, 9/1/2015	327,500	21,428,325

		93,889,115

FOOD PRODUCTS — 1.8%
Bunge, Ltd. 4.88%, 12/31/2049	173,000	18,078,500
Tyson Foods, Inc. 4.75%, 7/15/2017	685,500	33,095,940

		51,174,440

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Alere, Inc. Series B 3.00%, 12/31/2049 (e)	43,461	14,581,166

MACHINERY — 0.7%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	146,882	19,718,908

METALS & MINING — 2.0%
Alcoa, Inc. 5.38%, 10/1/2017 (a)	562,500	24,660,000

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value
ArcelorMittal 6.00%, 1/15/2016	1,979,950	$29,738,849
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016	413,350	2,182,488

		56,581,337

MULTI-UTILITIES — 1.9%
Dominion Resources, Inc.:
6.13%, 4/1/2016	265,450	14,907,672
6.00%, 7/1/2016 (a)	250,600	14,133,840
6.38%, 7/1/2017 (a)	470,500	22,772,200

		51,813,712

OIL, GAS & CONSUMABLE FUELS — 3.1%
CenterPoint Energy, Inc. 3.94%, 9/15/2029 (d)	357,421	23,265,140
Chesapeake Energy Corp. 5.75%, 12/31/2049 (a)(c)	27,400	23,772,432
Southwestern Energy Co. 6.25%, 1/15/2018	800,000	40,312,000

		87,349,572

PHARMACEUTICALS — 4.0%
Actavis PLC 5.50%, 3/1/2018	111,250	112,585,000

REAL ESTATE INVESTMENT TRUSTS — 3.1%
American Tower Corp.:
5.25%, 5/15/2017	151,500	15,665,100
5.50%, 2/15/2018 (a)	325,000	32,249,750
Health Care REIT, Inc. Series I 6.50%, 12/31/2049 (a)	332,438	22,326,536
Weyerhaeuser Co. 6.38%, 7/1/2016	315,000	17,236,800

		87,478,186

THRIFTS & MORTGAGE FINANCE — 0.2%
Federal National Mortgage Association 5.38%, 12/31/2049 (e)	431	5,818,500

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
Crown Castle International Corp. 4.50%, 11/1/2016 (a)	230,500	24,163,315
T-Mobile US, Inc. 5.50%, 12/15/2017	461,000	27,042,260

		51,205,575

TOTAL CONVERTIBLE PREFERRED STOCKS — (f)
(Cost $878,453,350)		865,210,650

SHORT TERM INVESTMENTS — 8.7%
MONEY MARKET FUNDS — 8.7%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	239,768,276	239,768,276
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (h)(i)	6,084,834	6,084,834

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $245,853,110)		245,853,110

TOTAL INVESTMENTS — 108.1% (j)
(Cost $2,868,133,163)		3,044,396,968
OTHER ASSETS & LIABILITIES — (8.1)%		(228,794,983)

NET ASSETS — 100.0%		$2,815,601,985

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Non-income producing security
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 16.2% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2015. Maturity date disclosed is the ultimate maturity.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 27.4%
Fannie Mae
2.50%, 15yr TBA (a)	$2,850,000	$2,927,262
3.00%, 15yr TBA (a)	1,250,000	1,310,352
3.00%, 30yr TBA (a)	2,400,000	2,454,000
3.50%, 30yr TBA (a)	4,600,000	4,832,156
4.00%, 30yr TBA (a)	3,550,000	3,795,727
4.50%, 30yr TBA (a)	500,000	545,391
5.50%, 30yr TBA (a)	2,000,000	2,253,125
Freddie Mac
2.50%, 15yr TBA (a)	2,000,000	2,050,937
3.50%, 1/1/2045 30yr (b)	247,958	260,195
3.50%, 2/1/2045 30yr (b)	996,867	1,046,063
3.50%, 15yr TBA (a)	400,000	424,750
3.50%, 30yr TBA (a)	2,350,000	2,463,461
4.00%, 12/1/2044 30yr (b)	247,575	264,391
4.00%, 30yr TBA (a)	3,000,000	3,204,844
4.50%, 30yr TBA (a)	500,000	544,531
Ginnie Mae
3.00%, 30yr TBA (a)	2,900,000	2,987,227
3.00%, 30yr TBA (a)	1,000,000	1,029,375
3.50%, 30yr TBA (a)	700,000	736,695
3.50%, 30yr TBA (a)	1,500,000	1,580,039
4.00%, 30yr TBA (a)	1,000,000	1,065,000
4.00%, 30yr TBA (a)	2,000,000	2,144,687
4.50%, 30yr TBA (a)	1,600,000	1,762,375

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $39,529,668)		39,682,583

FEDERAL HOME LOAN MORTGAGE CORPORATION — 19.6%
Freddie Mac:
2.50%, 6/1/2028 15yr (b)	335,397	344,251
2.50%, 6/1/2028 15yr (b)	166,879	171,284
2.50%, 10/1/2029 15yr (b)	191,782	196,831
3.00%, 2/1/2029 15yr (b)	135,632	142,115
3.00%, 5/1/2029 15yr (b)	1,101,202	1,153,842
3.00%, 7/1/2029 15yr (b)	314,921	329,974
3.00%, 8/1/2029 15yr (b)	1,108,953	1,161,963
3.00%, 9/1/2029 15yr (b)	926,662	970,959
3.00%, 9/1/2029 15yr (b)	232,588	243,707
3.00%, 3/1/2043 30yr (b)	1,172,820	1,197,766
3.00%, 6/1/2043 30yr (b)	234,592	239,582
3.00%, 7/1/2043 30yr (b)	460,583	470,379
3.00%, 8/1/2043 30yr (b)	232,249	237,189
3.00%, 9/1/2043 30yr (b)	239,662	244,760
3.00%, 10/1/2043 30yr (b)	235,429	240,437
3.00%, 10/1/2043 30yr (b)	1,852,781	1,892,190
3.00%, 1/1/2045 30yr (b)	496,135	506,731
3.50%, 6/1/2019 15yr (b)	350,000	371,764
3.50%, 1/1/2029 15yr (b)	158,911	168,883
3.50%, 6/1/2029 15yr (b)	267,227	284,030
3.50%, 7/1/2042 30yr (b)	284,060	297,972
3.50%, 5/1/2043 30yr (b)	1,413,212	1,482,169
3.50%, 11/1/2043 30yr (b)	298,583	313,152
3.50%, 6/1/2044 30yr (b)	669,142	701,592
3.50%, 8/1/2044 30yr (b)	277,835	291,308
3.50%, 10/1/2044 30yr (b)	238,855	250,439
3.50%, 11/1/2044 30yr (b)	484,241	507,724
4.00%, 5/1/2021 15yr (b)	703,566	747,454
4.00%, 10/1/2040 30yr (b)	524,946	561,873
4.00%, 12/1/2041 30yr (b)	343,476	367,665
4.00%, 4/1/2042 30yr (b)	189,697	203,056
4.00%, 5/1/2044 30yr (b)	333,453	356,103
4.00%, 5/1/2044 30yr (b)	189,223	202,076
4.00%, 7/1/2044 30yr (b)	1,116,282	1,192,104
4.00%, 10/1/2044 30yr (b)	1,033,231	1,103,412
4.50%, 2/1/2039 30yr (b)	340,572	370,943
4.50%, 7/1/2041 30yr (b)	654,300	713,731
4.50%, 9/1/2041 30yr (b)	213,028	232,378
4.50%, 10/1/2043 30yr (b)	526,761	573,627
4.50%, 3/1/2044 30yr (b)	503,635	548,557
4.50%, 9/1/2044 30yr (b)	1,330,041	1,448,675
5.00%, 9/1/2038 30yr (b)	156,273	173,066
5.00%, 12/1/2038 30yr (b)	690,355	764,396
5.00%, 1/1/2039 30yr (b)	624,380	691,479
5.00%, 9/1/2039 30yr (b)	345,995	383,177
5.00%, 12/1/2041 30yr (b)	739,416	820,920
5.50%, 1/1/2028 20yr (b)	116,998	131,081
5.50%, 9/1/2035 30yr (b)	26,646	30,000
5.50%, 6/1/2036 30yr (b)	88,891	99,728
5.50%, 12/1/2036 30yr (b)	113,493	127,329
5.50%, 7/1/2037 30yr (b)	1,037,241	1,163,697
5.50%, 4/1/2038 30yr (b)	888,588	996,796
5.50%, 5/1/2038 30yr (b)	11,587	12,998

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION —
(Cost $27,779,544)		28,429,314

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 34.0%
Fannie Mae:
2.50%, 7/1/2028 15yr (b)	442,577	454,989
2.50%, 8/1/2028 15yr (b)	851,212	875,084
2.50%, 10/1/2028 15yr (b)	315,975	324,836
2.50%, 2/1/2030 15yr (b)	248,757	255,746
3.00%, 11/1/2028 15yr (b)	619,117	649,455
3.00%, 6/1/2029 15yr (b)	233,645	245,094
3.00%, 7/1/2029 15yr (b)	454,507	476,780
3.00%, 8/1/2029 15yr (b)	316,428	331,935
3.00%, 9/1/2029 15yr (b)	233,907	245,369
3.00%, 1/1/2035 20yr (b)	492,842	510,477
3.00%, 2/1/2035 20yr (a)(b)	694,462	719,930
3.00%, 4/1/2043 30yr (b)	896,395	917,334
3.00%, 4/1/2043 30yr (b)	880,379	900,944
3.00%, 5/1/2043 30yr (b)	235,520	241,021
3.00%, 5/1/2043 30yr (b)	403,308	412,729
3.00%, 5/1/2043 30yr (b)	449,775	460,281
3.00%, 6/1/2043 30yr (b)	1,118,735	1,144,867
3.00%, 7/1/2043 30yr (b)	236,689	242,218
3.00%, 8/1/2043 30yr (b)	1,096,012	1,121,614
3.00%, 8/1/2043 30yr (b)	919,271	940,744
3.00%, 8/1/2043 30yr (b)	155,001	158,622
3.00%, 9/1/2043 30yr (b)	387,541	396,594
3.00%, 1/1/2044 30yr (b)	245,770	251,511
3.00%, 12/1/2044 30yr (a)(b)	671,411	687,111
3.50%, 10/1/2025 15yr (b)	492,552	523,484
3.50%, 11/1/2025 15yr (b)	606,288	644,364
3.50%, 1/1/2027 15yr (b)	314,004	333,724
3.50%, 5/1/2029 15yr (b)	560,907	595,610
3.50%, 10/1/2029 15yr (b)	165,161	175,379
3.50%, 6/1/2034 20yr (b)	876,314	926,559
3.50%, 7/1/2034 20yr (b)	1,047,523	1,107,584
3.50%, 1/1/2041 30yr (b)	656,892	690,725
3.50%, 5/1/2042 30yr (b)	1,349,783	1,418,767

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.50%, 6/1/2042 30yr (b)	$1,140,664	$1,198,961
3.50%, 1/1/2043 30yr (b)	335,742	352,901
3.50%, 5/1/2043 30yr (b)	174,269	183,133
3.50%, 5/1/2043 30yr (b)	556,566	584,874
3.50%, 1/1/2044 30yr (b)	407,681	428,416
3.50%, 9/1/2044 30yr (b)	977,888	1,027,498
3.50%, 10/1/2044 30yr (b)	235,121	247,049
3.50%, 1/1/2045 30yr (b)	249,151	261,992
3.50%, 1/1/2045 30yr (b)	346,712	364,301
3.50%, 2/1/2045 30yr (a)(b)	996,996	1,048,383
4.00%, 5/1/2020 15yr (b)	345,919	365,183
4.00%, 5/1/2020 15yr (b)	10,613	11,215
4.00%, 12/1/2020 15yr (b)	200,898	212,086
4.00%, 7/1/2021 10yr (b)	143,608	152,914
4.00%, 8/1/2026 15yr (b)	251,841	267,376
4.00%, 1/1/2034 20yr (b)	862,059	930,160
4.00%, 10/1/2040 30yr (b)	876,578	939,579
4.00%, 2/1/2041 30yr (b)	913,343	978,987
4.00%, 10/1/2041 30yr (b)	264,432	283,438
4.00%, 12/1/2041 30yr (b)	909,874	975,271
4.00%, 4/1/2042 30yr (b)	1,059,463	1,135,900
4.00%, 10/1/2043 30yr (b)	827,925	884,704
4.00%, 12/1/2043 30yr (b)	488,741	522,259
4.00%, 2/1/2044 30yr (b)	874,127	934,427
4.00%, 6/1/2044 30yr (b)	361,348	386,275
4.00%, 7/1/2044 30yr (b)	434,727	464,715
4.00%, 7/1/2044 30yr (b)	896,863	958,732
4.00%, 9/1/2044 30yr (b)	277,224	296,348
4.00%, 10/1/2044 30yr (b)	200,776	214,626
4.00%, 1/1/2045 30yr (b)	200,000	214,096
4.50%, 8/1/2015 10yr (b)	49,810	52,229
4.50%, 9/1/2018 15yr (b)	158,110	165,856
4.50%, 4/1/2019 10yr (b)	158,423	166,649
4.50%, 11/1/2024 15yr (b)	145,059	154,431
4.50%, 5/1/2041 30yr (b)	605,184	661,123
4.50%, 1/1/2042 30yr (b)	931,465	1,017,743
4.50%, 9/1/2043 30yr (b)	1,279,167	1,397,405
4.50%, 9/1/2043 30yr (b)	273,476	298,188
4.50%, 3/1/2044 30yr (b)	262,114	285,926
4.50%, 4/1/2044 30yr (b)	201,814	220,148
4.50%, 6/1/2044 30yr (b)	1,130,800	1,233,526
4.50%, 10/1/2044 30yr (b)	1,196,983	1,305,721
5.00%, 9/1/2015 10yr (b)	30,117	31,648
5.00%, 1/1/2017 15yr (b)	76,096	80,036
5.00%, 2/1/2019 15yr (b)	167,833	176,609
5.00%, 3/1/2019 15yr (b)	133,474	140,452
5.00%, 7/1/2040 30yr (b)	505,599	562,713
5.00%, 9/1/2040 30yr (b)	479,048	533,163
5.00%, 12/1/2040 30yr (b)	1,005,075	1,118,612
5.00%, 3/1/2042 30yr (b)	940,103	1,046,300
5.00%, 7/1/2044 30yr (b)	296,909	330,204
5.50%, 11/1/2038 30yr (b)	298,144	335,596
5.50%, 12/1/2038 30yr (b)	140,859	158,553
5.50%, 12/1/2039 30yr (b)	283,312	318,901
6.00%, 1/1/2037 30yr (b)	153,566	174,973
6.00%, 9/1/2037 30yr (b)	193,816	220,834
6.00%, 6/1/2040 30yr (b)	360,788	411,082
6.00%, 10/1/2040 30yr (b)	461,679	525,920

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $48,528,573)		49,331,821

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 18.0%
Ginnie Mae:
2.50%, 1/20/2043 30yr (b)	195,477	195,375
3.00%, 8/20/2042 30yr (b)	870,805	901,863
3.00%, 12/20/2042 30yr (b)	860,699	891,397
3.00%, 8/20/2043 30yr (b)	694,723	718,143
3.00%, 12/20/2044 30yr (b)	395,996	408,492
3.50%, 2/15/2042 30yr (b)	966,870	1,022,125
3.50%, 11/20/2042 30yr (b)	252,483	266,290
3.50%, 3/20/2043 30yr (b)	177,028	186,492
3.50%, 3/20/2043 30yr (b)	501,092	528,494
3.50%, 9/20/2043 30yr (b)	860,250	906,240
3.50%, 1/20/2044 30yr (b)	864,130	910,327
3.50%, 3/20/2044 30yr (b)	592,063	623,542
3.50%, 4/20/2044 30yr (b)	861,681	907,495
3.50%, 5/20/2044 30yr (b)	871,534	917,871
3.50%, 7/20/2044 30yr (b)	447,672	471,473
3.50%, 8/20/2044 30yr (b)	1,102,094	1,160,690
3.50%, 10/20/2044 30yr (b)	288,356	303,687
3.50%, 12/20/2044 30yr (b)	197,129	207,610
3.50%, 2/20/2045 30yr (b)	199,564	210,360
4.00%, 2/15/2040 30yr (b)	65,659	70,701
4.00%, 11/20/2041 30yr (b)	725,610	774,355
4.00%, 2/20/2042 30yr (b)	683,610	728,711
4.00%, 5/20/2042 30yr (b)	390,615	416,386
4.00%, 8/20/2042 30yr (b)	170,636	181,894
4.00%, 8/20/2043 30yr (b)	569,284	605,757
4.00%, 3/20/2044 30yr (b)	623,084	663,467
4.00%, 6/20/2044 30yr (b)	827,648	881,290
4.00%, 7/20/2044 30yr (b)	635,212	676,381
4.00%, 8/20/2044 30yr (b)	265,957	283,194
4.50%, 6/15/2039 30yr (b)	193,886	213,845
4.50%, 9/20/2040 30yr (b)	403,526	442,194
4.50%, 3/15/2041 30yr (b)	253,793	280,367
4.50%, 6/15/2041 30yr (b)	178,074	196,405
4.50%, 7/15/2041 30yr (b)	298,446	329,168
4.50%, 7/20/2041 30yr (b)	753,621	820,733
4.50%, 10/20/2043 30yr (b)	221,159	239,980
4.50%, 12/20/2043 30yr (b)	772,052	837,755
4.50%, 1/20/2044 30yr (b)	394,848	428,450
4.50%, 4/20/2044 30yr (b)	589,514	639,682
5.00%, 12/15/2038 30yr (b)	137,147	153,133
5.00%, 5/15/2039 30yr (b)	138,896	155,660
5.00%, 9/20/2042 30yr (b)	118,658	131,518
5.00%, 11/20/2042 30yr (b)	649,398	711,194
5.00%, 3/20/2043 30yr (b)	131,953	146,254
5.00%, 4/20/2043 30yr (b)	593,457	657,773
5.00%, 5/20/2043 30yr (b)	121,390	132,941
5.00%, 8/20/2043 30yr (b)	594,215	654,706
5.00%, 6/20/2044 30yr (b)	226,918	253,466
5.50%, 9/15/2035 30yr (b)	436,457	497,185
5.50%, 7/15/2038 30yr (b)	43,163	48,767
5.50%, 3/15/2039 30yr (b)	601,416	679,856
6.00%, 8/15/2040 30yr (b)	134,795	153,543
6.00%, 9/15/2040 30yr (b)	217,464	247,193

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $25,672,124)		26,071,870

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 28.6%
MONEY MARKET FUND — 28.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b)(c)(d)(e) (Cost $41,419,029)	41,419,029	$41,419,029

TOTAL INVESTMENTS — 127.6% (f)
(Cost $182,928,938)		184,934,617
OTHER ASSETS & LIABILITIES — (27.6)%		(40,019,724)

NET ASSETS — 100.0%		$144,914,893

(a)	When-issued security
(b)	Security, or a portion of the security has been designated as collateral for TBA securities.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
TBA = To Be Announced

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 26.8%
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
2.50%, 3/1/2025 (a)	$50,000	$49,681
3.30%, 3/1/2035	65,000	64,447
3.50%, 3/1/2045	25,000	24,639
6.13%, 2/15/2033	165,000	221,949
General Dynamics Corp.:
1.00%, 11/15/2017	100,000	99,518
2.25%, 11/15/2022	100,000	97,843
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	50,000	55,875
5.30%, 3/1/2018	250,000	278,656
5.38%, 3/1/2041	100,000	127,395
L-3 Communications Corp.:
3.95%, 11/15/2016	100,000	103,687
5.20%, 10/15/2019	135,000	150,082
Lockheed Martin Corp.:
3.35%, 9/15/2021	250,000	264,187
3.60%, 3/1/2035	25,000	24,969
4.07%, 12/15/2042	125,000	130,117
4.25%, 11/15/2019	100,000	109,904
Northrop Grumman Corp.:
3.25%, 8/1/2023	200,000	205,247
3.85%, 4/15/2045	150,000	146,870
5.05%, 11/15/2040	20,000	23,139
Precision Castparts Corp.:
1.25%, 1/15/2018	200,000	199,001
2.50%, 1/15/2023	100,000	98,442
Raytheon Co. 2.50%, 12/15/2022	125,000	124,623
Rockwell Collins, Inc.:
3.70%, 12/15/2023	100,000	106,477
4.80%, 12/15/2043	100,000	118,201
Textron, Inc. 3.88%, 3/1/2025	55,000	56,757
United Technologies Corp.:
4.50%, 4/15/2020	60,000	67,077
4.50%, 6/1/2042	100,000	110,730
5.38%, 12/15/2017	250,000	277,438
5.70%, 4/15/2040	210,000	269,329
6.05%, 6/1/2036	100,000	132,361

		3,738,641

AIR FREIGHT & LOGISTICS — 0.1%
FedEx Corp.:
2.63%, 8/1/2022	100,000	99,614
3.20%, 2/1/2025	100,000	101,235
4.10%, 2/1/2045	150,000	150,278
United Parcel Service, Inc.:
2.45%, 10/1/2022 (a)	100,000	99,639
4.88%, 11/15/2040	200,000	236,444
5.13%, 4/1/2019	100,000	113,374
6.20%, 1/15/2038	100,000	135,459

		936,043

AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust, Class A 4.95%, 7/15/2024	183,168	198,737
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	92,617	97,016
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026 (a)	18,935	19,740
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020 (b)	67,827	72,745
Southwest Airlines Co. 2.75%, 11/6/2019	50,000	51,098
United Airlines 2013-1Pass Through Trust, Class A 4.30%, 2/15/2027	97,690	104,040
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	90,568	96,795

		640,171

AUTO COMPONENTS — 0.1%
Delphi Corp. 4.15%, 3/15/2024	40,000	42,359
Johnson Controls, Inc.:
4.25%, 3/1/2021	60,000	65,238
6.00%, 1/15/2036	200,000	250,903
Magna International, Inc. 3.63%, 6/15/2024	100,000	102,088

		460,588

AUTOMOBILES — 0.1%
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	196,506
Ford Motor Co. 7.45%, 7/16/2031	250,000	344,467
PACCAR Financial Corp. 1.10%, 6/6/2017	200,000	200,184

		741,157

BANKS — 3.1%
Abbey National Treasury Services PLC:
1.38%, 3/13/2017	100,000	100,034
2.35%, 9/10/2019 (a)	100,000	100,987
3.05%, 8/23/2018	100,000	104,154
4.00%, 3/13/2024	100,000	106,719
Australia & New Zealand Banking Group, Ltd. 1.45%, 5/15/2018	250,000	248,384
Banco do Brasil SA 3.88%, 10/10/2022	200,000	184,500
Bancolombia SA 5.95%, 6/3/2021	100,000	110,130
Bank of Montreal:
1.30%, 7/15/2016	200,000	201,261
2.50%, 1/11/2017 (a)	225,000	231,104
Bank of New York Mellon Corp., Series G:
2.15%, 2/24/2020	100,000	100,750
3.00%, 2/24/2025 (a)	100,000	100,992
Bank of Nova Scotia:
1.25%, 4/11/2017	50,000	50,093
1.38%, 12/18/2017	50,000	49,918

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

1.45%, 4/25/2018 (a)	$100,000	$99,603
2.05%, 10/30/2018 (a)	250,000	252,912
2.55%, 1/12/2017	100,000	102,680
2.80%, 7/21/2021 (a)	150,000	152,644
Barclays Bank PLC:
2.50%, 2/20/2019	50,000	50,975
3.75%, 5/15/2024 (a)	200,000	210,205
5.00%, 9/22/2016	100,000	105,725
5.13%, 1/8/2020	100,000	113,532
Barclays PLC 2.75%, 11/8/2019	300,000	303,292
BB&T Corp.:
2.05%, 6/19/2018	250,000	252,930
3.95%, 4/29/2016	100,000	103,256
BNP Paribas SA:
2.38%, 9/14/2017	350,000	356,863
2.70%, 8/20/2018	100,000	102,999
3.25%, 3/3/2023	100,000	101,940
5.00%, 1/15/2021	200,000	228,222
BPCE SA 4.00%, 4/15/2024	250,000	265,728
Branch Banking & Trust Co.:
1.05%, 12/1/2016	200,000	199,812
3.80%, 10/30/2026	250,000	262,289
Canadian Imperial Bank of Commerce/Canada 1.35%, 7/18/2016	200,000	201,398
Citizens Bank NA/Providence RI 2.45%, 12/4/2019	100,000	100,885
Comerica, Inc. 2.13%, 5/23/2019	100,000	100,307
Commonwealth Bank of Australia/New York, NY:
1.40%, 9/8/2017	300,000	299,949
2.50%, 9/20/2018 (a)	225,000	230,403
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
4.50%, 1/11/2021	100,000	111,459
4.63%, 12/1/2023	200,000	216,328
5.25%, 5/24/2041	250,000	299,520
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 1.70%, 3/19/2018	250,000	250,482
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.88%, 2/8/2022	100,000	107,089
Corp. Andina de Fomento 1.50%, 8/8/2017	100,000	100,882
Corpbanca SA 3.13%, 1/15/2018 (a)	200,000	198,750
Council of Europe Development Bank 1.25%, 9/22/2016	350,000	353,335
Credit Suisse of New York, NY:
2.30%, 5/28/2019	250,000	252,617
3.63%, 9/9/2024	350,000	361,076
4.38%, 8/5/2020	250,000	275,203
5.40%, 1/14/2020	100,000	112,540
Deutsche Bank AG 4.30%, 5/24/2028 (c)	200,000	197,191
Deutsche Bank AG London:
1.35%, 5/30/2017	200,000	199,630
6.00%, 9/1/2017	250,000	276,429
Discover Bank/Greenwood DE 4.20%, 8/8/2023	125,000	131,720
Export-Import Bank of Korea 4.00%, 1/14/2024	300,000	329,007
Fifth Third Bancorp:
4.30%, 1/16/2024	100,000	106,475
8.25%, 3/1/2038	50,000	75,313
Fifth Third Bank 1.15%, 11/18/2016	200,000	199,979
HSBC Holdings PLC:
4.00%, 3/30/2022	500,000	538,444
4.88%, 1/14/2022	100,000	112,851
5.10%, 4/5/2021	50,000	56,778
6.10%, 1/14/2042 (a)	35,000	46,600
6.50%, 9/15/2037	250,000	317,763
6.80%, 6/1/2038	100,000	130,992
Huntington National Bank 1.38%, 4/24/2017	200,000	199,546
International Finance Corp.:
1.75%, 9/4/2018	250,000	255,167
2.25%, 4/11/2016	700,000	713,137
Intesa Sanpaolo SpA:
2.38%, 1/13/2017	150,000	151,487
3.88%, 1/16/2018	200,000	208,834
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	447,901
KeyBank NA/Cleveland OH 1.65%, 2/1/2018	200,000	200,534
KeyCorp 2.30%, 12/13/2018	200,000	202,410
KFW:
Zero Coupon, 4/18/2036 (d)	200,000	114,274
0.50%, 7/15/2016	200,000	200,024
0.50%, 9/15/2016	500,000	499,558
0.75%, 3/17/2017	100,000	100,174
0.88%, 12/15/2017	200,000	199,864
1.88%, 4/1/2019 (a)	250,000	255,758
2.00%, 6/1/2016	300,000	305,332
2.13%, 1/17/2023	200,000	203,775
2.63%, 1/25/2022	300,000	316,601
Korea Development Bank:
3.50%, 8/22/2017	250,000	261,178
3.75%, 1/22/2024	300,000	323,242
4.00%, 9/9/2016	100,000	103,986
Kreditanstalt fuer Wiederaufbau:
1.25%, 2/15/2017	225,000	227,509
2.00%, 10/4/2022 (a)	125,000	126,542
2.38%, 8/25/2021 (a)	700,000	727,908
2.75%, 9/8/2020	100,000	106,168
4.50%, 7/16/2018	215,000	238,390
Landwirtschaftliche Rentenbank:
0.88%, 9/12/2017 (a)	200,000	200,358
1.00%, 4/4/2018	150,000	149,866
1.88%, 9/17/2018	400,000	409,493
Lloyds Bank PLC 4.20%, 3/28/2017	125,000	132,087
Manufacturers & Traders Trust Co. 2.90%, 2/6/2025	250,000	247,203

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUFG Union Bank NA:
1.50%, 9/26/2016	$100,000	$100,546
5.95%, 5/11/2016	100,000	105,275
National Australia Bank/New York 2.75%, 3/9/2017	150,000	154,509
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016	200,000	203,519
PNC Bank NA:
1.30%, 10/3/2016	250,000	251,103
2.40%, 10/18/2019	100,000	101,504
2.95%, 2/23/2025	250,000	250,357
3.30%, 10/30/2024	250,000	259,659
PNC Funding Corp.:
2.70%, 9/19/2016	100,000	102,153
5.13%, 2/8/2020	150,000	170,264
Regions Financial Corp. 2.00%, 5/15/2018	100,000	99,599
Royal Bank of Canada:
1.20%, 1/23/2017	350,000	351,083
1.20%, 9/19/2017	100,000	100,036
1.25%, 6/16/2017	200,000	200,447
1.45%, 9/9/2016	200,000	201,635
2.15%, 3/6/2020 (a)	200,000	201,628
2.20%, 7/27/2018 (a)	100,000	101,988
2.20%, 9/23/2019 (a)	100,000	102,057
2.30%, 7/20/2016	305,000	310,888
Societe Generale SA 2.75%, 10/12/2017 (a)	300,000	308,017
Sumitomo Mitsui Banking Corp.:
1.30%, 1/10/2017 (a)	200,000	199,765
2.45%, 1/16/2020	350,000	354,020
3.95%, 7/19/2023	250,000	267,648
SunTrust Banks, Inc.:
2.75%, 5/1/2023	200,000	198,375
7.25%, 3/15/2018	60,000	68,285
Svenska Handelsbanken AB:
2.50%, 1/25/2019 (a)	250,000	256,463
2.88%, 4/4/2017	100,000	103,340
3.13%, 7/12/2016	100,000	102,817
Toronto-Dominion Bank:
1.40%, 4/30/2018	100,000	99,960
1.50%, 9/9/2016 (a)	100,000	100,917
2.13%, 7/2/2019 (a)	100,000	101,341
2.25%, 11/5/2019 (a)	100,000	101,683
2.38%, 10/19/2016	100,000	102,363
2.63%, 9/10/2018	200,000	206,680
US Bancorp:
1.95%, 11/15/2018	200,000	202,446
2.20%, 11/15/2016	200,000	204,090
3.60%, 9/11/2024	150,000	155,892
3.70%, 1/30/2024 (a)	250,000	267,680
Wachovia Corp.:
5.63%, 10/15/2016	200,000	213,113
5.75%, 2/1/2018	125,000	139,631
Wells Fargo & Co.:
2.13%, 4/22/2019 (a)	300,000	303,141
2.15%, 1/15/2019	200,000	202,361
2.15%, 1/30/2020	300,000	301,014
3.00%, 2/19/2025	250,000	250,567
3.45%, 2/13/2023	100,000	102,192
3.50%, 3/8/2022	500,000	528,936
3.68%, 6/15/2016	300,000	309,830
4.13%, 8/15/2023	100,000	106,493
4.48%, 1/16/2024	300,000	324,120
5.61%, 1/15/2044	300,000	363,830
Wells Fargo Bank NA 5.85%, 2/1/2037	200,000	257,350
Wells Fargo Capital X 5.95%, 12/1/2086 (b)	100,000	103,250
Westpac Banking Corp.:
1.50%, 12/1/2017	100,000	100,059
2.00%, 8/14/2017 (a)	100,000	101,494
2.25%, 1/17/2019 (a)	350,000	356,836
4.88%, 11/19/2019	200,000	223,853

		30,132,436

BEVERAGES — 0.4%
Anheuser-Busch Cos LLC 6.00%, 11/1/2041	100,000	126,052
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	100,000	100,604
2.50%, 7/15/2022	100,000	98,402
3.75%, 7/15/2042	100,000	97,347
5.38%, 1/15/2020	335,000	385,124
6.38%, 1/15/2040	250,000	326,824
7.75%, 1/15/2019	250,000	302,233
8.20%, 1/15/2039	100,000	156,522
Coca-Cola Co.:
1.15%, 4/1/2018	200,000	199,805
1.80%, 9/1/2016 (a)	100,000	101,609
3.15%, 11/15/2020	70,000	74,429
3.20%, 11/1/2023	300,000	314,162
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	152,857
Diageo Capital PLC:
2.63%, 4/29/2023	150,000	148,508
3.88%, 4/29/2043	100,000	99,767
5.75%, 10/23/2017	250,000	276,882
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021	150,000	154,579
Molson Coors Brewing Co. 5.00%, 5/1/2042	50,000	53,007
Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	100,000	140,838
PepsiCo, Inc.:
2.75%, 3/5/2022	150,000	153,012
3.60%, 3/1/2024	100,000	106,253
3.60%, 8/13/2042	100,000	95,975
4.25%, 10/22/2044 (a)	75,000	79,691
4.50%, 1/15/2020	100,000	111,865
5.00%, 6/1/2018	60,000	66,405
7.90%, 11/1/2018 (a)	100,000	121,256

		4,044,008

BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.25%, 5/22/2017	200,000	199,970
2.20%, 5/22/2019 (a)	100,000	101,065
2.50%, 11/15/2016	100,000	102,314
3.88%, 11/15/2021	100,000	106,983
4.10%, 6/15/2021 (a)	100,000	108,365
4.50%, 3/15/2020	50,000	55,257

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.15%, 11/15/2041	$324,000	$371,474
5.70%, 2/1/2019	100,000	113,681
5.75%, 3/15/2040	55,000	66,760
Celgene Corp.:
2.30%, 8/15/2018	100,000	101,519
3.25%, 8/15/2022 (a)	200,000	204,170
3.63%, 5/15/2024	150,000	155,089
Gilead Sciences, Inc.:
2.35%, 2/1/2020	200,000	204,168
3.50%, 2/1/2025	50,000	52,606
3.70%, 4/1/2024	200,000	213,359
4.50%, 4/1/2021	200,000	223,625
4.50%, 2/1/2045	40,000	44,026
4.80%, 4/1/2044	100,000	114,672
Life Technologies Corp. 6.00%, 3/1/2020	100,000	115,117

		2,654,220

BUILDING MATERIALS — 0.0% (e)
CRH America, Inc. 6.00%, 9/30/2016	100,000	106,858

BUILDING PRODUCTS — 0.0% (e)
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	30,000	31,394
Owens Corning 4.20%, 12/15/2022	138,000	143,893

		175,287

CAPITAL MARKETS — 1.1%
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	50,000	49,771
Ares Capital Corp. 3.88%, 1/15/2020 (a)	30,000	30,318
Bank of New York Mellon Corp.:
2.10%, 1/15/2019	250,000	252,354
2.20%, 5/15/2019	100,000	101,921
2.30%, 7/28/2016	100,000	101,963
2.30%, 9/11/2019	350,000	355,454
3.55%, 9/23/2021	100,000	106,928
Bear Stearns Cos. LLC 7.25%, 2/1/2018	100,000	114,976
BlackRock, Inc. 3.50%, 3/18/2024 (a)	225,000	236,439
Goldman Sachs Group, Inc.:
2.55%, 10/23/2019	200,000	202,361
2.60%, 4/23/2020 (a)	250,000	252,033
2.63%, 1/31/2019	200,000	203,281
2.90%, 7/19/2018	400,000	412,949
3.50%, 1/23/2025	250,000	254,417
3.63%, 1/22/2023	100,000	103,240
4.80%, 7/8/2044	350,000	383,694
5.63%, 1/15/2017	200,000	213,632
5.95%, 1/15/2027	395,000	461,411
6.13%, 2/15/2033	300,000	380,445
6.15%, 4/1/2018	500,000	562,726
6.75%, 10/1/2037	250,000	326,164
HSBC USA, Inc.:
1.63%, 1/16/2018 (a)	150,000	150,252
2.25%, 6/23/2019	250,000	252,662
Jefferies Group, Inc.:
5.13%, 4/13/2018	300,000	315,384
6.25%, 1/15/2036	60,000	59,383
6.45%, 6/8/2027	20,000	21,388
Morgan Stanley:
1.88%, 1/5/2018	150,000	150,569
2.38%, 7/23/2019 (a)	200,000	201,217
2.65%, 1/27/2020	150,000	152,203
3.70%, 10/23/2024	100,000	103,896
3.75%, 2/25/2023	100,000	104,571
3.80%, 4/29/2016	500,000	514,110
4.10%, 5/22/2023 (a)	250,000	259,405
4.30%, 1/27/2045	75,000	76,410
4.75%, 3/22/2017	100,000	106,388
4.88%, 11/1/2022	63,000	68,798
5.00%, 11/24/2025	100,000	110,026
5.63%, 9/23/2019	150,000	170,245
5.75%, 1/25/2021	500,000	582,267
6.63%, 4/1/2018	390,000	442,474
7.25%, 4/1/2032	118,000	163,385
Morgan Stanley, Series F 3.88%, 4/29/2024	100,000	104,452
Northern Trust Corp.:
2.38%, 8/2/2022	102,000	100,588
3.95%, 10/30/2025	100,000	106,656
Svensk Exportkredit AB:
1.88%, 6/17/2019 (a)	200,000	203,608
2.13%, 7/13/2016	100,000	102,008
5.13%, 3/1/2017	205,000	221,931
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	100,000	101,829

		10,052,582

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	150,000	150,167
4.13%, 3/15/2035	55,000	54,600
6.13%, 1/15/2041	20,000	24,811
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	103,869
CF Industries, Inc.:
3.45%, 6/1/2023	25,000	25,207
5.15%, 3/15/2034	200,000	218,100
7.13%, 5/1/2020	350,000	419,856
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	54,647
4.25%, 10/1/2034	200,000	203,702
5.25%, 11/15/2041 (a)	250,000	281,166
8.55%, 5/15/2019	330,000	411,753
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	273,698
5.75%, 3/15/2019	250,000	286,242
Eastman Chemical Co.:
3.60%, 8/15/2022	100,000	103,412
4.65%, 10/15/2044	120,000	125,725
Ecolab, Inc.:
4.35%, 12/8/2021	100,000	110,184
5.50%, 12/8/2041	76,000	92,195
LYB International Finance BV 4.00%, 7/15/2023	150,000	158,524
LyondellBasell Industries NV 6.00%, 11/15/2021	200,000	234,268
Methanex Corp. 5.65%, 12/1/2044	100,000	104,112

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Monsanto Co.:
1.15%, 6/30/2017 (a)	$150,000	$150,242
2.20%, 7/15/2022	100,000	97,143
4.20%, 7/15/2034	70,000	75,014
Mosaic Co. 4.25%, 11/15/2023 (a)	75,000	80,101
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	100,000	100,565
3.63%, 3/15/2024 (a)	100,000	105,520
5.88%, 12/1/2036	50,000	63,171
PPG Industries, Inc. 5.50%, 11/15/2040	100,000	123,188
Praxair, Inc. 3.00%, 9/1/2021	250,000	259,990
RPM International, Inc. 3.45%, 11/15/2022	100,000	99,446
Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	89,482
Valspar Corp. 3.30%, 2/1/2025	100,000	100,546

		4,780,646

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Block Financial LLC 5.50%, 11/1/2022 (a)	100,000	109,214
George Washington University 4.30%, 9/15/2044	50,000	52,238
Pitney Bowes, Inc.:
4.75%, 5/15/2018 (a)	72,000	77,209
5.60%, 3/15/2018 (a)	200,000	218,853
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	279,859
5.00%, 3/1/2020	100,000	111,713
Total System Services, Inc. 2.38%, 6/1/2018	140,000	140,176
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	115,006
Waste Management, Inc.:
3.50%, 5/15/2024	150,000	156,005
4.10%, 3/1/2045	350,000	357,921
Western Union Co.:
2.88%, 12/10/2017	100,000	102,130
5.93%, 10/1/2016 (a)	100,000	106,536
6.20%, 11/17/2036	105,000	110,280

		1,937,140

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc.:
1.10%, 3/3/2017 (a)	140,000	140,834
2.90%, 3/4/2021	100,000	104,004
3.63%, 3/4/2024 (a)	200,000	215,355
4.45%, 1/15/2020 (a)	200,000	223,470
5.50%, 1/15/2040	106,000	131,067
Juniper Networks, Inc.:
4.50%, 3/15/2024	50,000	51,399
5.95%, 3/15/2041	20,000	20,787
Motorola Solutions, Inc. 3.75%, 5/15/2022	200,000	204,604

		1,091,520

COMPUTERS (PERIPHERALS) — 0.0% (e)
Seagate HDD Cayman 5.75%, 12/1/2034 (a)(f)	100,000	106,757

CONSTRUCTION & ENGINEERING — 0.0% (e)
ABB Finance USA, Inc. 4.38%, 5/8/2042	206,000	227,086
Fluor Corp. 3.38%, 9/15/2021	80,000	83,634

		310,720

CONSUMER FINANCE — 0.2%
Caterpillar Financial Services Corp.:
2.00%, 3/5/2020	200,000	200,506
2.05%, 8/1/2016	250,000	254,112
3.30%, 6/9/2024	100,000	103,751
7.15%, 2/15/2019	170,000	202,279
Discover Financial Services 3.95%, 11/6/2024	100,000	102,334
John Deere Capital Corp.:
1.05%, 12/15/2016	200,000	200,787
1.95%, 12/13/2018	150,000	152,348
2.05%, 3/10/2020 (a)	100,000	100,818
2.25%, 6/7/2016	200,000	203,558
2.80%, 3/4/2021	50,000	51,416

		1,571,909

CONTAINERS & PACKAGING — 0.0% (e)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	110,192
Packaging Corp. of America 3.65%, 9/15/2024	100,000	100,913
Sonoco Products Co. 5.75%, 11/1/2040	50,000	59,603

		270,708

DIVERSIFIED CONSUMER SERVICES — 0.0% (e)
Cornell University 5.45%, 2/1/2019	150,000	170,931
Massachusetts Institute of Technology 5.60%, 7/1/2111	50,000	69,743
Stanford University 4.75%, 5/1/2019	110,000	123,291

		363,965

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Air Lease Corp.:
3.38%, 1/15/2019 (a)	50,000	51,189
3.75%, 2/1/2022	200,000	199,958
3.88%, 4/1/2021 (a)	75,000	77,197
American Express Co.:
1.55%, 5/22/2018	250,000	249,975
2.65%, 12/2/2022	86,000	85,625
7.00%, 3/19/2018	100,000	115,322
8.13%, 5/20/2019	75,000	92,487
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	76,188
2.25%, 8/15/2019	100,000	101,352
2.38%, 3/24/2017	500,000	512,386
2.80%, 9/19/2016	100,000	102,722
American Honda Finance Corp.:
1.20%, 7/14/2017	150,000	150,111
2.25%, 8/15/2019	250,000	254,118

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Ameriprise Financial, Inc. 3.70%, 10/15/2024 (a)	$150,000	$157,976
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	129,789
Bank of America Corp.:
1.35%, 11/21/2016	150,000	150,225
2.00%, 1/11/2018	100,000	100,584
2.60%, 1/15/2019	364,000	370,912
2.65%, 4/1/2019	200,000	203,614
3.30%, 1/11/2023	350,000	354,477
4.00%, 1/22/2025	200,000	201,558
4.10%, 7/24/2023	200,000	213,296
4.25%, 10/22/2026	107,000	109,822
4.88%, 4/1/2044	250,000	280,918
5.00%, 5/13/2021	500,000	563,650
5.49%, 3/15/2019	200,000	221,783
5.65%, 5/1/2018	150,000	166,132
5.75%, 12/1/2017	100,000	110,218
5.88%, 1/5/2021	70,000	81,880
5.88%, 2/7/2042	200,000	254,049
6.05%, 5/16/2016	200,000	210,209
6.11%, 1/29/2037	350,000	425,649
6.22%, 9/15/2026 (a)	100,000	117,887
6.50%, 8/1/2016	300,000	320,726
6.88%, 4/25/2018	330,000	377,265
Bank of America NA:
1.25%, 2/14/2017	250,000	250,197
5.30%, 3/15/2017	385,000	411,490
Capital One Bank USA NA:
1.15%, 11/21/2016	250,000	249,163
8.80%, 7/15/2019	100,000	124,883
Capital One Financial Corp.:
2.45%, 4/24/2019	150,000	151,446
3.20%, 2/5/2025 (a)	100,000	99,220
Capital One NA 2.40%, 9/5/2019	250,000	250,766
Charles Schwab Corp.:
1.50%, 3/10/2018 (a)	50,000	50,303
3.00%, 3/10/2025	100,000	101,832
Citigroup, Inc.:
1.35%, 3/10/2017	250,000	249,489
1.80%, 2/5/2018	100,000	100,046
1.85%, 11/24/2017	50,000	50,184
2.40%, 2/18/2020	350,000	351,187
2.50%, 7/29/2019 (a)	100,000	101,124
2.55%, 4/8/2019	100,000	101,819
3.38%, 3/1/2023	100,000	102,389
3.75%, 6/16/2024 (a)	150,000	156,614
4.45%, 1/10/2017	750,000	789,178
4.50%, 1/14/2022	250,000	275,229
4.95%, 11/7/2043	150,000	171,662
5.38%, 8/9/2020	100,000	114,185
5.50%, 2/15/2017	150,000	160,523
5.88%, 1/30/2042 (a)	150,000	190,520
6.00%, 10/31/2033	100,000	118,207
6.13%, 11/21/2017	100,000	111,295
6.13%, 5/15/2018	150,000	168,958
6.63%, 6/15/2032	100,000	124,858
8.13%, 7/15/2039	200,000	312,981
CME Group, Inc. 3.00%, 3/15/2025	150,000	152,240
Credit Suisse USA, Inc. 7.13%, 7/15/2032	300,000	425,136
Discover Financial Services 3.75%, 3/4/2025	100,000	101,355
Ford Motor Credit Co. LLC:
1.50%, 1/17/2017	200,000	200,327
1.70%, 5/9/2016	200,000	200,969
1.72%, 12/6/2017	250,000	249,327
2.38%, 1/16/2018 (a)	100,000	101,658
3.66%, 9/8/2024	100,000	102,904
4.38%, 8/6/2023 (a)	200,000	217,041
5.88%, 8/2/2021	500,000	587,857
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	100,146
General Electric Capital Corp.:
1.50%, 7/12/2016	200,000	202,018
1.63%, 4/2/2018 (a)	350,000	352,791
2.30%, 4/27/2017	100,000	102,541
2.90%, 1/9/2017	500,000	517,925
3.10%, 1/9/2023	100,000	102,763
3.15%, 9/7/2022 (a)	200,000	206,662
4.63%, 1/7/2021	100,000	112,223
4.65%, 10/17/2021	450,000	509,643
5.30%, 2/11/2021	100,000	115,435
5.63%, 9/15/2017	100,000	110,529
5.63%, 5/1/2018	585,000	656,249
5.88%, 1/14/2038	350,000	450,669
6.38%, 11/15/2067 (c)	100,000	108,250
6.75%, 3/15/2032	290,000	401,613
6.88%, 1/10/2039	300,000	430,404
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	106,125
Goldman Sachs Capital I 6.35%, 2/15/2034 (a)	200,000	244,019
HSBC Finance Corp. 6.68%, 1/15/2021	200,000	236,739
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	100,000	102,725
JPMorgan Chase & Co.:
2.35%, 1/28/2019	150,000	152,333
3.13%, 1/23/2025	250,000	249,195
3.15%, 7/5/2016	150,000	153,826
3.25%, 9/23/2022	250,000	254,947
3.88%, 2/1/2024	500,000	528,019
3.88%, 9/10/2024	300,000	306,957
4.13%, 12/15/2026 (a)	150,000	154,806
4.25%, 10/15/2020	750,000	818,470
4.50%, 1/24/2022	200,000	220,129
6.00%, 1/15/2018	400,000	446,260
6.30%, 4/23/2019	100,000	116,157
6.40%, 5/15/2038	505,000	672,968
Lazard Group LLC 3.75%, 2/13/2025	100,000	98,913
Legg Mason, Inc. 3.95%, 7/15/2024	200,000	208,965
Leucadia National Corp. 5.50%, 10/18/2023	100,000	102,014
Moody’s Corp. 4.50%, 9/1/2022 (a)	100,000	108,715

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Nasdaq OMX Group, Inc. 5.55%, 1/15/2020 (a)	$200,000	$223,759
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020 (a)	250,000	249,131
8.00%, 3/1/2032	210,000	311,237
Nomura Holdings, Inc. 6.70%, 3/4/2020	121,000	144,807
NYSE Holdings LLC 2.00%, 10/5/2017	200,000	202,767
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	227,745
2.45%, 7/15/2024	200,000	199,278
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	114,761
Synchrony Financial 3.75%, 8/15/2021	200,000	206,764
Toyota Motor Credit Corp.:
1.25%, 10/5/2017	250,000	250,636
1.38%, 1/10/2018 (a)	150,000	150,578
2.00%, 9/15/2016	100,000	101,942
2.15%, 3/12/2020	150,000	151,721
2.63%, 1/10/2023 (a)	100,000	100,925
2.75%, 5/17/2021	100,000	103,276
3.30%, 1/12/2022	150,000	158,754
UBS AG of Stamford, CT:
1.38%, 8/14/2017	200,000	199,387
2.38%, 8/14/2019	100,000	101,452
4.88%, 8/4/2020	100,000	113,270
5.75%, 4/25/2018	122,000	136,301
5.88%, 12/20/2017	146,000	162,099

		28,342,544

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.:
1.60%, 2/15/2017	100,000	100,300
2.30%, 3/11/2019 (a)	200,000	201,461
2.40%, 8/15/2016	150,000	152,530
4.30%, 12/15/2042	200,000	191,287
4.35%, 6/15/2045	158,000	151,610
4.80%, 6/15/2044	325,000	333,249
5.35%, 9/1/2040	220,000	239,740
5.50%, 2/1/2018	200,000	220,153
6.50%, 9/1/2037	180,000	220,066
British Telecommunications PLC:
5.95%, 1/15/2018	100,000	111,720
9.63%, 12/15/2030	250,000	411,454
Qwest Corp. 6.75%, 12/1/2021	200,000	228,500
Verizon Communications, Inc.:
1.35%, 6/9/2017 (a)	300,000	299,824
2.00%, 11/1/2016 (a)	500,000	508,174
2.50%, 9/15/2016	300,000	306,455
3.45%, 3/15/2021	200,000	209,031
3.65%, 9/14/2018	250,000	265,301
4.15%, 3/15/2024	150,000	160,719
4.27%, 1/15/2036 (f)	115,000	114,584
4.50%, 9/15/2020	229,000	252,517
4.52%, 9/15/2048 (f)	651,000	650,234
4.67%, 3/15/2055 (f)	413,000	405,887
4.86%, 8/21/2046	553,000	579,875
5.15%, 9/15/2023	300,000	343,677
6.40%, 9/15/2033	134,000	167,261
6.40%, 2/15/2038	100,000	124,824
6.55%, 9/15/2043	443,000	576,014
6.90%, 4/15/2038	250,000	328,213

		7,854,660

ELECTRIC UTILITIES — 1.7%
Ameren Illinois Co. 6.13%, 11/15/2017	100,000	112,020
Appalachian Power Co.:
6.38%, 4/1/2036	70,000	93,606
7.00%, 4/1/2038	26,000	37,215
Arizona Public Service Co. 5.50%, 9/1/2035	100,000	123,362
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	97,263
Cleco Power LLC 6.00%, 12/1/2040	100,000	122,014
Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	115,506
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	130,688
Connecticut Light & Power Co. 6.35%, 6/1/2036	75,000	100,800
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042 (a)	100,000	107,259
4.45%, 6/15/2020 (a)	100,000	111,289
4.45%, 3/15/2044	350,000	386,839
5.50%, 12/1/2039	125,000	155,610
Consumers Energy Co.:
3.95%, 5/15/2043	100,000	105,572
4.35%, 8/31/2064	100,000	107,742
5.65%, 9/15/2018	100,000	112,830
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	105,705
Detroit Edison Co. 2.65%, 6/15/2022	100,000	100,487
Dominion Gas Holdings LLC 1.05%, 11/1/2016	100,000	100,020
Dominion Resources, Inc.:
1.95%, 8/15/2016	300,000	304,050
3.63%, 12/1/2024	100,000	104,233
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	150,000	155,214
4.25%, 12/15/2041	150,000	164,059
5.30%, 2/15/2040	100,000	126,078
7.00%, 11/15/2018	220,000	260,761
Duke Energy Corp. 2.15%, 11/15/2016	100,000	102,225
Duke Energy Indiana, Inc. 6.12%, 10/15/2035	100,000	130,522
Edison International 3.75%, 9/15/2017	50,000	52,867
Empresa Nacional de Electricidad SA 4.25%, 4/15/2024	50,000	52,061
Entergy Corp.:
4.70%, 1/15/2017	250,000	261,789
5.13%, 9/15/2020	350,000	385,504
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	29,597

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Exelon Generation Co. LLC:
2.95%, 1/15/2020	$250,000	$254,117
4.00%, 10/1/2020 (a)	500,000	527,224
Florida Power & Light Co.:
4.05%, 6/1/2042	25,000	26,968
4.05%, 10/1/2044	200,000	216,544
5.63%, 4/1/2034	15,000	19,181
5.69%, 3/1/2040 (a)	65,000	86,979
Georgia Power Co.:
4.75%, 9/1/2040	100,000	113,823
5.40%, 6/1/2040	300,000	369,579
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	133,495
Hydro Quebec:
2.00%, 6/30/2016	350,000	356,154
8.05%, 7/7/2024	15,000	21,307
Iberdrola International BV 6.75%, 7/15/2036	100,000	133,281
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	101,692
ITC Holdings Corp. 3.65%, 6/15/2024	25,000	25,903
Jersey Central Power & Light Co. 5.63%, 5/1/2016	250,000	261,294
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	105,086
National Fuel Gas Co. 3.75%, 3/1/2023	63,000	63,700
Nevada Power Co.:
5.45%, 5/15/2041	60,000	76,134
6.75%, 7/1/2037	15,000	21,493
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/15/2019 (a)	150,000	151,521
4.50%, 6/1/2021	200,000	219,842
Nisource Finance Corp.:
4.80%, 2/15/2044	50,000	56,392
5.25%, 9/15/2017	200,000	218,232
6.40%, 3/15/2018	100,000	113,699
Northern States Power Co.:
4.85%, 8/15/2040	100,000	118,794
6.25%, 6/1/2036	150,000	207,459
Oglethorpe Power Corp. 4.55%, 6/1/2044	200,000	215,624
Ohio Power Co. 6.60%, 2/15/2033	45,000	59,913
Oklahoma Gas & Electric Co. 4.00%, 12/15/2044	100,000	104,615
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	37,450
6.80%, 9/1/2018	100,000	116,556
7.00%, 5/1/2032	115,000	161,132
Pacific Gas & Electric Co.:
3.25%, 6/15/2023 (a)	200,000	205,613
4.50%, 12/15/2041	25,000	27,108
4.75%, 2/15/2044	200,000	228,310
6.05%, 3/1/2034	200,000	259,083
PacifiCorp:
3.60%, 4/1/2024 (a)	200,000	213,900
3.85%, 6/15/2021	200,000	218,258
4.10%, 2/1/2042	50,000	53,796
Peco Energy Co. 1.20%, 10/15/2016	300,000	300,516
PECO Energy Co. 4.15%, 10/1/2044	100,000	108,548
PG&E Corp. 2.40%, 3/1/2019	250,000	252,326
PPL Capital Funding, Inc. 3.50%, 12/1/2022	200,000	208,185
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	98,908
5.20%, 7/15/2041	50,000	61,547
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	719,740
PSEG Power LLC:
2.75%, 9/15/2016	100,000	102,439
5.13%, 4/15/2020	80,000	88,979
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	109,819
Public Service Electric & Gas Co.:
1.80%, 6/1/2019	50,000	49,749
2.38%, 5/15/2023	150,000	147,183
3.95%, 5/1/2042	25,000	26,583
Puget Energy, Inc. 6.00%, 9/1/2021	100,000	118,184
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	138,312
San Diego Gas & Electric Co.:
1.91%, 2/1/2022	100,000	100,793
4.30%, 4/1/2042	200,000	224,563
6.13%, 9/15/2037	115,000	158,175
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042 (a)	400,000	433,684
5.45%, 2/1/2041	100,000	125,949
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	76,978
5.50%, 3/15/2040	450,000	575,293
Southern Co. 1.95%, 9/1/2016	350,000	355,623
Southwestern Electric Power Co. 3.90%, 4/1/2045	100,000	99,496
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	116,053
Tampa Electric Co.:
2.60%, 9/15/2022	100,000	98,244
6.10%, 5/15/2018	50,000	56,493
Tucson Electric Power Co. 3.05%, 3/15/2025 (a)(f)	50,000	49,862
Union Electric Co. 6.40%, 6/15/2017	200,000	221,606
Virginia Electric and Power Co. 2.75%, 3/15/2023 (a)	100,000	100,325
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	106,710
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	159,500
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	259,412
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	139,154

		16,344,969

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 2/15/2023	$100,000	$100,082
4.88%, 10/15/2019	100,000	112,805
Jabil Circuit, Inc.:
7.75%, 7/15/2016	100,000	107,133
8.25%, 3/15/2018	100,000	113,125
Roper Industries, Inc. 2.05%, 10/1/2018	100,000	100,394

		533,539

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Amphenol Corp. 1.55%, 9/15/2017	50,000	49,932
Arrow Electronics, Inc. 3.00%, 3/1/2018	75,000	77,043
Avnet, Inc. 4.88%, 12/1/2022	100,000	107,065
Corning, Inc. 1.45%, 11/15/2017	100,000	99,598
Ingram Micro, Inc. 5.00%, 8/10/2022 (a)	100,000	104,337
Keysight Technologies, Inc. 3.30%, 10/30/2019 (f)	150,000	151,087

		589,062

ENERGY EQUIPMENT & SERVICES — 0.1%
Cameron International Corp.:
1.40%, 6/15/2017	50,000	49,189
4.50%, 6/1/2021	100,000	104,889
Halliburton Co.:
6.15%, 9/15/2019	200,000	233,576
7.45%, 9/15/2039	100,000	143,690
Nabors Industries, Inc. 4.63%, 9/15/2021	150,000	143,921
National Oilwell Varco, Inc. 3.95%, 12/1/2042	50,000	47,269
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	222,252
Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036	20,000	18,103

		962,889

FOOD & STAPLES RETAILING — 0.4%
CVS Health Corp.:
5.75%, 6/1/2017	350,000	384,293
6.25%, 6/1/2027	150,000	193,985
Kroger Co.:
5.40%, 7/15/2040	250,000	293,408
6.15%, 1/15/2020	100,000	116,738
6.90%, 4/15/2038	26,000	35,498
8.00%, 9/15/2029	49,000	69,598
Sysco Corp.:
2.60%, 6/12/2022	100,000	100,305
3.00%, 10/2/2021	60,000	61,835
4.35%, 10/2/2034	35,000	36,673
Wal-Mart Stores, Inc.:
1.13%, 4/11/2018	50,000	50,047
2.80%, 4/15/2016	650,000	665,766
4.00%, 4/11/2043	50,000	52,765
4.30%, 4/22/2044	50,000	55,556
5.25%, 9/1/2035	150,000	184,361
5.63%, 4/15/2041	300,000	386,555
5.88%, 4/5/2027 (a)	200,000	259,910
6.50%, 8/15/2037	250,000	348,338
Walgreen Co.:
4.40%, 9/15/2042	100,000	101,298
5.25%, 1/15/2019	100,000	111,699

		3,508,628

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	293,850
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	51,117
3.80%, 8/2/2042	100,000	92,173
ConAgra Foods, Inc.:
1.90%, 1/25/2018	250,000	249,771
3.20%, 1/25/2023 (a)	100,000	98,276
Delhaize Group SA 5.70%, 10/1/2040	15,000	16,530
General Mills, Inc.:
1.40%, 10/20/2017	200,000	200,015
5.70%, 2/15/2017	205,000	221,997
Hershey Co. 2.63%, 5/1/2023 (a)	100,000	99,579
JM Smucker Co.:
3.50%, 3/15/2025 (f)	100,000	102,428
4.25%, 3/15/2035 (f)	100,000	103,992
4.38%, 3/15/2045 (f)	25,000	26,141
Kellogg Co.:
3.13%, 5/17/2022	100,000	101,546
3.25%, 5/21/2018	65,000	67,958
7.45%, 4/1/2031	100,000	134,927
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	300,000	305,403
5.00%, 6/4/2042	200,000	220,297
6.13%, 8/23/2018	100,000	113,353
Mondelez International, Inc.:
4.00%, 2/1/2024 (a)	100,000	108,201
5.38%, 2/10/2020	150,000	170,744
6.50%, 2/9/2040 (a)	80,000	109,922
Tyson Foods, Inc.:
3.95%, 8/15/2024 (a)	120,000	126,265
5.15%, 8/15/2044 (a)	200,000	230,179
Unilever Capital Corp.:
0.85%, 8/2/2017	100,000	99,707
4.25%, 2/10/2021	150,000	167,723

		3,512,094

GAS UTILITIES — 0.0% (e)
Atmos Energy Corp. 4.13%, 10/15/2044	115,000	122,828
ONE Gas, Inc. 2.07%, 2/1/2019	100,000	100,880

		223,708

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Baxter International, Inc.:
2.40%, 8/15/2022	200,000	192,330
6.25%, 12/1/2037	155,000	203,362

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Becton Dickinson and Co.:
1.80%, 12/15/2017	$100,000	$100,747
2.68%, 12/15/2019	146,000	149,240
3.73%, 12/15/2024	100,000	104,467
5.00%, 11/12/2040	100,000	112,496
Boston Scientific Corp.:
2.65%, 10/1/2018	200,000	203,130
6.00%, 1/15/2020	100,000	114,844
6.40%, 6/15/2016	100,000	105,945
C.R. Bard, Inc. 1.38%, 1/15/2018	100,000	99,434
CareFusion Corp.:
3.30%, 3/1/2023	50,000	49,439
4.88%, 5/15/2044	100,000	108,737
Covidien International Finance SA:
2.95%, 6/15/2023	100,000	101,398
4.20%, 6/15/2020	200,000	220,854
Medtronic, Inc.:
2.50%, 3/15/2020 (f)	100,000	102,177
3.13%, 3/15/2022	300,000	309,350
3.15%, 3/15/2022 (f)	100,000	103,572
3.50%, 3/15/2025 (f)	400,000	417,692
4.38%, 3/15/2035 (f)	100,000	108,891
4.63%, 3/15/2045 (f)	200,000	225,153
St. Jude Medical, Inc. 3.25%, 4/15/2023	150,000	152,767
Stryker Corp.:
1.30%, 4/1/2018	100,000	99,465
4.10%, 4/1/2043	100,000	101,513
Zimmer Holdings, Inc.:
2.70%, 4/1/2020	100,000	101,403
3.55%, 4/1/2025	70,000	71,431
4.25%, 8/15/2035	45,000	46,354
4.45%, 8/15/2045	125,000	130,140

		3,836,331

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	101,019
3.95%, 9/1/2020 (a)	150,000	161,774
4.50%, 5/15/2042	100,000	110,963
AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	102,444
Anthem, Inc.:
1.88%, 1/15/2018	300,000	301,804
3.30%, 1/15/2023	50,000	50,744
4.63%, 5/15/2042	100,000	109,082
4.65%, 1/15/2043	100,000	108,391
5.88%, 6/15/2017	100,000	109,324
5.95%, 12/15/2034	68,000	85,970
Cardinal Health, Inc.:
1.70%, 3/15/2018	57,000	57,192
4.50%, 11/15/2044	100,000	105,205
Catholic Health Initiatives 4.35%, 11/1/2042	350,000	347,875
CIGNA Corp.:
2.75%, 11/15/2016	150,000	154,695
3.25%, 4/15/2025	50,000	50,998
4.00%, 2/15/2022	50,000	54,287
5.38%, 2/15/2042	70,000	85,739
Express Scripts Holding Co. 3.90%, 2/15/2022 (a)	250,000	264,939
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	53,252
Humana, Inc.:
3.85%, 10/1/2024	150,000	156,741
4.63%, 12/1/2042	100,000	103,723
Laboratory Corp. of America Holdings 2.20%, 8/23/2017	200,000	202,538
Memorial Sloan-Kettering Cancer Center 4.20%, 7/1/2055	64,000	64,765
New York & Presbyterian Hospital 4.02%, 8/1/2045	25,000	24,719
Quest Diagnostics, Inc. 2.70%, 4/1/2019	230,000	233,710
UnitedHealth Group, Inc.:
1.88%, 11/15/2016	200,000	203,337
4.63%, 11/15/2041	250,000	284,471
5.95%, 2/15/2041	20,000	26,689
6.00%, 2/15/2018	200,000	226,031
6.88%, 2/15/2038	256,000	371,106

		4,313,527

HOTELS, RESTAURANTS & LEISURE — 0.1%
Carnival Corp. 3.95%, 10/15/2020	67,000	71,083
Marriott International, Inc. 3.38%, 10/15/2020	125,000	130,542
McDonald’s Corp.:
5.35%, 3/1/2018	210,000	233,731
6.30%, 10/15/2037	100,000	131,476
6.30%, 3/1/2038	100,000	133,590
Starbucks Corp. 0.88%, 12/5/2016	71,000	70,868
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023 (a)	78,000	77,149
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	204,286
Yum! Brands, Inc. 3.75%, 11/1/2021	250,000	259,635

		1,312,360

HOUSEHOLD DURABLES — 0.0% (e)
Newell Rubbermaid, Inc. 2.88%, 12/1/2019	100,000	101,501
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	102,687
4.00%, 3/1/2024	60,000	63,063

		267,251

HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co, Inc. 2.45%, 12/15/2019	50,000	50,533
Clorox Co. 3.50%, 12/15/2024	100,000	101,750
Colgate-Palmolive Co.:
1.30%, 1/15/2017	100,000	100,874
1.95%, 2/1/2023 (a)	100,000	96,225
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	99,789
5.30%, 3/1/2041 (a)	45,000	56,162
6.63%, 8/1/2037	100,000	142,479

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Procter & Gamble Co.:
2.30%, 2/6/2022	$400,000	$401,432
4.70%, 2/15/2019	350,000	391,613
5.55%, 3/5/2037	100,000	132,324

		1,573,181

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (e)
TransAlta Corp. 1.90%, 6/3/2017	63,000	62,525

INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.:
1.38%, 9/29/2016	100,000	101,066
3.88%, 6/15/2044	100,000	106,088
Cooper US, Inc. 3.88%, 12/15/2020	50,000	52,506
Crane Co. 4.45%, 12/15/2023	50,000	53,704
General Electric Co.:
2.70%, 10/9/2022	250,000	254,561
4.13%, 10/9/2042	6,000	6,332
4.50%, 3/11/2044	200,000	224,494
5.25%, 12/6/2017	146,000	161,194
Koninklijke Philips NV 3.75%, 3/15/2022	200,000	210,210
Pentair Finance SA 2.65%, 12/1/2019	100,000	100,104
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	112,574

		1,382,833

INSURANCE — 0.9%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	99,764
5.70%, 2/15/2017	100,000	108,584
Aflac, Inc. 3.63%, 11/15/2024	300,000	312,930
Alleghany Corp. 4.90%, 9/15/2044	125,000	130,786
Allstate Corp. 5.95%, 4/1/2036 (a)	165,000	218,624
American International Group, Inc.:
4.50%, 7/16/2044	150,000	160,640
5.60%, 10/18/2016	200,000	213,586
5.85%, 1/16/2018	100,000	111,838
6.25%, 3/15/2087 (b)	100,000	113,000
8.18%, 5/15/2068 (c)	106,000	149,990
Aon PLC:
3.50%, 6/14/2024	100,000	102,294
4.00%, 11/27/2023	100,000	106,591
4.60%, 6/14/2044 (a)	50,000	53,255
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	56,557
Assurant, Inc. 4.00%, 3/15/2023 (a)	100,000	102,862
AXA SA 8.60%, 12/15/2030 (b)	100,000	139,000
Berkshire Hathaway Finance Corp.:
2.00%, 8/15/2018	100,000	102,358
4.30%, 5/15/2043	50,000	54,580
5.40%, 5/15/2018	100,000	112,657
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	509,725
3.75%, 8/15/2021 (a)	100,000	109,318
Chubb Corp.:
5.75%, 5/15/2018	100,000	112,970
6.00%, 5/11/2037	100,000	133,450
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	124,161
CNA Financial Corp. 7.35%, 11/15/2019	100,000	120,191
Fidelity National Financial, Inc. 6.60%, 5/15/2017	120,000	130,736
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	135,238
Kemper Corp. 4.35%, 2/15/2025	50,000	50,538
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	50,791
4.00%, 9/1/2023	100,000	105,988
6.30%, 10/9/2037	100,000	128,520
Markel Corp. 3.63%, 3/30/2023	100,000	102,034
Marsh & McLennan Cos, Inc. 3.50%, 6/3/2024	75,000	77,009
Marsh & McLennan Cos., Inc. 3.50%, 3/10/2025	75,000	76,844
MetLife, Inc.:
4.88%, 11/13/2043	150,000	172,559
5.70%, 6/15/2035	155,000	196,047
5.88%, 2/6/2041	250,000	325,615
6.75%, 6/1/2016	400,000	426,813
Nationwide Financial Services, Inc., Series J 6.75%, 5/15/2067	100,000	105,000
Principal Financial Group, Inc. 1.85%, 11/15/2017	150,000	151,124
Progressive Corp. 4.35%, 4/25/2044	300,000	329,508
Prudential Financial, Inc.:
2.30%, 8/15/2018	177,000	180,271
4.50%, 11/16/2021 (a)	600,000	665,259
5.80%, 11/16/2041	50,000	61,014
Travelers Cos., Inc.:
3.90%, 11/1/2020	100,000	109,293
5.75%, 12/15/2017	250,000	279,285
Unum Group 4.00%, 3/15/2024	100,000	104,731
Voya Financial, Inc. 2.90%, 2/15/2018	100,000	103,056
W.R. Berkley Corp. 4.75%, 8/1/2044	150,000	159,656
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	113,287
WR Berkley Corp. 4.63%, 3/15/2022	50,000	54,141
XLIT, Ltd.:
4.45%, 3/31/2025	80,000	80,752
5.75%, 10/1/2021	100,000	117,447

		8,152,267

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

INTERNET & CATALOG RETAIL — 0.0% (e)
Expedia, Inc. 4.50%, 8/15/2024 (a)	$200,000	$202,041

INTERNET SOFTWARE & SERVICES — 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019 (f)	350,000	349,599
3.13%, 11/28/2021 (f)	100,000	100,404
3.60%, 11/28/2024 (f)	267,000	267,140
Amazon.com, Inc.:
1.20%, 11/29/2017 (a)	125,000	124,651
3.30%, 12/5/2021	100,000	103,767
4.80%, 12/5/2034	100,000	109,246
4.95%, 12/5/2044	100,000	108,832
Baidu, Inc. 3.50%, 11/28/2022	200,000	203,590
eBay, Inc.:
1.35%, 7/15/2017 (a)	100,000	99,647
4.00%, 7/15/2042	200,000	176,103
Google, Inc.:
2.13%, 5/19/2016 (a)	100,000	102,044
3.63%, 5/19/2021	100,000	109,178

		1,854,201

IT SERVICES — 0.1%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	102,409
International Business Machines Corp.:
4.00%, 6/20/2042 (a)	100,000	100,016
5.88%, 11/29/2032	165,000	210,011
7.00%, 10/30/2025	100,000	134,270
MasterCard, Inc. 3.38%, 4/1/2024	100,000	105,091
Xerox Corp.:
2.95%, 3/15/2017	300,000	308,310
6.35%, 5/15/2018 (a)	100,000	112,993

		1,073,100

LEISURE PRODUCTS — 0.0% (e)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	50,499
Mattel, Inc. 2.50%, 11/1/2016	100,000	101,674

		152,173

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	350,000	355,576
3.15%, 1/15/2023	100,000	100,782

		456,358

MACHINERY — 0.2%
Caterpillar, Inc.:
2.60%, 6/26/2022	125,000	125,134
3.80%, 8/15/2042	100,000	101,437
6.05%, 8/15/2036	165,000	215,009
Cummins, Inc. 4.88%, 10/1/2043	100,000	117,686
Danaher Corp. 2.30%, 6/23/2016	100,000	101,981
Deere & Co.:
3.90%, 6/9/2042	150,000	156,127
5.38%, 10/16/2029	75,000	92,534
Dover Corp. 4.30%, 3/1/2021 (a)	100,000	110,818
Eaton Corp.:
4.00%, 11/2/2032	165,000	170,948
4.15%, 11/2/2042	100,000	102,511
Flowserve Corp. 4.00%, 11/15/2023	43,000	44,761
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	103,064
4.88%, 9/15/2041	100,000	116,932
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	116,055
John Deere Capital Corp. 1.35%, 1/16/2018	100,000	100,265
Parker-Hannifin Corp. 4.20%, 11/21/2034	70,000	75,885
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	100,520
Snap-On, Inc. 4.25%, 1/15/2018	100,000	105,282
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	63,016
Timken Co. 3.88%, 9/1/2024 (f)	70,000	71,530
Xylem, Inc. 3.55%, 9/20/2016	150,000	154,947

		2,346,442

MEDIA — 1.2%
21st Century Fox America, Inc.:
3.70%, 9/15/2024	100,000	105,818
4.50%, 2/15/2021	150,000	165,202
4.75%, 9/15/2044	100,000	112,076
6.40%, 12/15/2035	150,000	198,607
8.88%, 4/26/2023	44,000	60,005
CBS Corp.:
1.95%, 7/1/2017	100,000	100,644
2.30%, 8/15/2019 (a)	100,000	99,686
4.85%, 7/1/2042	100,000	105,587
7.88%, 7/30/2030	100,000	142,884
CC Holdings GS V LLC 3.85%, 4/15/2023	100,000	101,632
Comcast Corp.:
4.20%, 8/15/2034	83,000	89,554
4.25%, 1/15/2033	100,000	107,813
4.65%, 7/15/2042	200,000	225,455
5.15%, 3/1/2020 (a)	250,000	286,371
5.88%, 2/15/2018	90,000	101,208
6.40%, 5/15/2038	310,000	422,192
6.50%, 1/15/2017	80,000	87,770
6.95%, 8/15/2037	500,000	710,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.45%, 4/1/2024	200,000	213,552
5.20%, 3/15/2020	315,000	354,002
6.00%, 8/15/2040	100,000	113,608
6.38%, 3/1/2041	150,000	177,598
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	107,285
5.05%, 6/1/2020	100,000	111,127
6.35%, 6/1/2040	150,000	186,580

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Grupo Televisa SAB 6.00%, 5/15/2018 (a)	$300,000	$334,500
NBCUniversal Media LLC:
2.88%, 4/1/2016	100,000	102,207
4.38%, 4/1/2021	350,000	389,949
5.15%, 4/30/2020	335,000	385,281
News America, Inc. 6.15%, 3/1/2037	240,000	309,918
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	313,132
Scripps Networks Interactive, Inc. 3.90%, 11/15/2024	50,000	51,655
Thomson Reuters Corp.:
0.88%, 5/23/2016	50,000	49,897
1.30%, 2/23/2017	200,000	199,973
4.70%, 10/15/2019	100,000	110,397
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	106,895
5.00%, 2/1/2020	250,000	278,571
5.50%, 9/1/2041	250,000	285,975
5.85%, 5/1/2017	230,000	250,160
6.55%, 5/1/2037	350,000	439,555
Time Warner, Inc.:
4.88%, 3/15/2020	600,000	671,194
4.90%, 6/15/2042	100,000	111,652
7.70%, 5/1/2032	240,000	342,081
Viacom, Inc.:
2.50%, 12/15/2016	200,000	204,522
3.50%, 4/1/2017	100,000	103,812
3.88%, 12/15/2021 (a)	350,000	366,819
6.25%, 4/30/2016	200,000	211,127
Walt Disney Co.:
1.85%, 5/30/2019	200,000	201,394
2.75%, 8/16/2021	100,000	103,702
3.75%, 6/1/2021	100,000	108,735
4.38%, 8/16/2041	300,000	341,105
WPP Finance 2010 3.75%, 9/19/2024	150,000	156,030

		11,016,744

METALS & MINING — 0.6%
Barrick Gold Corp.:
3.85%, 4/1/2022	59,000	57,573
4.10%, 5/1/2023 (a)	100,000	98,288
Barrick North America Finance LLC:
4.40%, 5/30/2021	200,000	204,588
5.70%, 5/30/2041	100,000	99,604
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020	100,000	109,448
BHP Billiton Finance USA, Ltd.:
1.63%, 2/24/2017	50,000	50,655
2.05%, 9/30/2018 (a)	200,000	203,713
2.88%, 2/24/2022	250,000	254,104
3.85%, 9/30/2023	200,000	213,704
6.50%, 4/1/2019	100,000	117,613
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018 (a)	100,000	99,552
3.55%, 3/1/2022	250,000	231,045
3.88%, 3/15/2023	100,000	92,980
4.00%, 11/14/2021	300,000	291,051
5.40%, 11/14/2034	250,000	227,230
5.45%, 3/15/2043	156,000	139,813
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	204,718
Newmont Mining Corp.:
3.50%, 3/15/2022 (a)	100,000	96,499
4.88%, 3/15/2042	100,000	88,346
6.25%, 10/1/2039	100,000	102,040
Nucor Corp. 5.75%, 12/1/2017	250,000	278,314
Rio Tinto Finance USA PLC:
1.38%, 6/17/2016	200,000	201,124
3.50%, 3/22/2022	150,000	154,511
4.13%, 8/21/2042 (a)	108,000	106,881
4.75%, 3/22/2042	250,000	268,143
Rio Tinto Finance USA, Ltd.:
3.75%, 9/20/2021	100,000	105,732
6.50%, 7/15/2018	100,000	114,999
Southern Copper Corp. 5.25%, 11/8/2042	200,000	182,160
Teck Resources, Ltd.:
2.50%, 2/1/2018	100,000	99,232
3.75%, 2/1/2023 (a)	100,000	93,623
6.25%, 7/15/2041	200,000	191,564
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	90,000	86,478
5.63%, 9/15/2019 (a)	250,000	266,153
6.88%, 11/21/2036 (a)	330,000	320,441
6.88%, 11/10/2039 (a)	165,000	159,417
Worthington Industries, Inc. 4.55%, 4/15/2026	20,000	21,373

		5,632,709

MULTI-NATIONAL — 1.5%
African Development Bank:
0.75%, 10/18/2016	150,000	150,537
1.25%, 9/2/2016	200,000	201,924
Asian Development Bank:
0.50%, 6/20/2016	300,000	300,114
1.50%, 9/28/2018	200,000	202,308
1.50%, 1/22/2020	300,000	300,910
1.75%, 3/21/2019	300,000	305,303
5.82%, 6/16/2028	50,000	66,014
European Bank for Reconstruction & Development:
1.00%, 2/16/2017	200,000	201,181
1.63%, 4/10/2018	50,000	50,812
1.63%, 11/15/2018 (a)	200,000	202,776
European Investment Bank:
0.50%, 8/15/2016	350,000	350,009
0.63%, 4/15/2016	100,000	100,226
0.88%, 4/18/2017 (a)	100,000	100,342
1.00%, 3/15/2018	125,000	124,998
1.00%, 6/15/2018	250,000	249,448
1.13%, 9/15/2017 (a)	250,000	251,897
1.25%, 5/15/2018	1,500,000	1,509,361
1.63%, 3/16/2020 (a)	500,000	503,224
1.75%, 3/15/2017	100,000	102,089
1.75%, 6/17/2019	200,000	203,454
1.88%, 3/15/2019 (a)	250,000	255,743
2.50%, 5/16/2016	950,000	972,204
2.50%, 4/15/2021 (a)	400,000	419,207
4.00%, 2/16/2021 (a)	650,000	735,411
4.88%, 1/17/2017	450,000	483,765

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

FMS Wertmanagement AoeR:
1.00%, 11/21/2017	$300,000	$300,539
1.63%, 11/20/2018	500,000	506,965
Inter-American Development Bank:
0.63%, 9/12/2016	100,000	100,139
0.88%, 11/15/2016	150,000	150,767
0.88%, 3/15/2018	100,000	99,608
1.00%, 7/14/2017	250,000	251,402
1.38%, 7/15/2020	150,000	148,831
1.75%, 8/24/2018	500,000	510,168
3.00%, 2/21/2024	450,000	487,894
3.88%, 10/28/2041	35,000	41,853
5.13%, 9/13/2016	505,000	538,412
International Bank for Reconstruction & Development:
0.50%, 4/15/2016	200,000	200,195
0.50%, 5/16/2016	150,000	150,117
0.88%, 4/17/2017	250,000	250,935
1.00%, 9/15/2016	600,000	604,066
1.13%, 7/18/2017	250,000	252,234
1.88%, 10/7/2019	200,000	204,234
2.13%, 11/1/2020	200,000	205,916
2.25%, 6/24/2021	250,000	258,613
2.50%, 11/25/2024	300,000	312,779
4.75%, 2/15/2035	80,000	105,482
International Finance Corp. 1.75%, 9/16/2019	100,000	101,658

		14,126,064

MULTI-UTILITIES — 0.2%
American Water Capital Corp.:
4.30%, 12/1/2042	100,000	106,857
6.59%, 10/15/2037 (a)	100,000	140,348
Berkshire Hathaway Energy 6.13%, 4/1/2036	155,000	200,491
Black Hills Corp. 4.25%, 11/30/2023	100,000	107,058
Dominion Resources, Inc.:
4.90%, 8/1/2041	250,000	284,323
6.40%, 6/15/2018	250,000	285,798
DTE Energy Co.:
2.40%, 12/1/2019	50,000	50,705
6.38%, 4/15/2033	150,000	196,870
MidAmerican Energy Co. 4.80%, 9/15/2043	250,000	296,737
Sempra Energy 2.30%, 4/1/2017	150,000	152,901
Xcel Energy, Inc. 4.70%, 5/15/2020	100,000	110,577

		1,932,665

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	113,139
4.38%, 9/1/2023 (a)	90,000	98,611
4.50%, 12/15/2034	100,000	104,746
6.70%, 7/15/2034	50,000	64,699
Nordstrom, Inc. 4.00%, 10/15/2021	100,000	108,828
Target Corp.:
2.90%, 1/15/2022	250,000	256,943
4.00%, 7/1/2042 (a)	200,000	210,635
5.88%, 7/15/2016	100,000	106,551
6.00%, 1/15/2018	100,000	112,938

		1,177,090

OIL, GAS & CONSUMABLE FUELS — 3.1%
Anadarko Finance Co. 7.50%, 5/1/2031	200,000	262,999
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	405,068
6.45%, 9/15/2036	100,000	123,664
Apache Corp.:
4.75%, 4/15/2043	350,000	364,367
5.10%, 9/1/2040	100,000	107,231
5.63%, 1/15/2017	250,000	269,020
Baker Hughes, Inc. 3.20%, 8/15/2021	150,000	153,986
Boardwalk Pipelines LP 3.38%, 2/1/2023 (a)	170,000	155,550
BP Capital Markets PLC:
1.38%, 5/10/2018 (a)	100,000	99,371
1.67%, 2/13/2018	50,000	50,225
2.24%, 5/10/2019	300,000	302,246
2.24%, 9/26/2018	100,000	101,609
2.32%, 2/13/2020	100,000	100,730
2.75%, 5/10/2023	200,000	194,968
3.25%, 5/6/2022	100,000	102,177
3.56%, 11/1/2021	100,000	105,309
4.74%, 3/11/2021	200,000	223,150
Buckeye Partners LP 2.65%, 11/15/2018	100,000	98,524
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	121,869
6.50%, 2/15/2037	250,000	297,325
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	91,991
5.70%, 10/15/2019	350,000	390,197
6.75%, 11/15/2039	100,000	118,432
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	111,252
Chevron Corp.:
0.89%, 6/24/2016	200,000	200,567
1.10%, 12/5/2017	100,000	99,860
1.37%, 3/2/2018	100,000	100,377
1.72%, 6/24/2018	100,000	101,182
1.96%, 3/3/2020	100,000	100,485
2.41%, 3/3/2022 (a)	50,000	49,827
2.43%, 6/24/2020	250,000	255,986
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	250,000	243,428
CNOOC Nexen Finance 2014 ULC:
1.63%, 4/30/2017	100,000	99,772
4.25%, 4/30/2024	200,000	212,649
ConocoPhillips 5.90%, 10/15/2032	250,000	314,227
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	622,650
Continental Resources, Inc.:
3.80%, 6/1/2024	100,000	91,720
4.50%, 4/15/2023	200,000	192,378
5.00%, 9/15/2022 (a)	100,000	98,332
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	114,721

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

7.95%, 4/15/2032	$200,000	$275,083
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043 (a)	200,000	166,130
Ecopetrol SA:
5.88%, 9/18/2023 (a)	250,000	266,250
7.63%, 7/23/2019 (a)	350,000	406,875
Enable Midstream Partners LP 3.90%, 5/15/2024 (f)	100,000	96,396
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	125,655
EnCana Corp. 5.15%, 11/15/2041 (a)	206,000	209,298
Encana Corp. 5.90%, 12/1/2017	100,000	112,500
Energy Transfer Partners LP:
4.05%, 3/15/2025	100,000	101,179
6.50%, 2/1/2042	250,000	289,602
6.70%, 7/1/2018	300,000	340,256
EnLink Midstream Partners LP 2.70%, 4/1/2019	100,000	99,903
Ensco PLC 4.70%, 3/15/2021	100,000	100,898
Enterprise Products Operating LLC:
3.75%, 2/15/2025 (a)	75,000	77,244
4.85%, 8/15/2042	350,000	374,162
4.95%, 10/15/2054	200,000	211,928
5.20%, 9/1/2020 (a)	200,000	225,294
6.30%, 9/15/2017	50,000	55,499
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	103,340
4.10%, 2/1/2021	100,000	108,486
5.63%, 6/1/2019	129,000	147,736
EQT Corp. 8.13%, 6/1/2019	100,000	120,032
Exxon Mobil Corp.:
0.92%, 3/15/2017	350,000	350,433
1.82%, 3/15/2019	100,000	101,023
1.91%, 3/6/2020	100,000	100,862
2.71%, 3/6/2025	100,000	101,159
3.18%, 3/15/2024	100,000	104,996
3.57%, 3/6/2045 (a)	45,000	46,486
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	100,470
Hess Corp.:
5.60%, 2/15/2041	238,000	259,729
7.88%, 10/1/2029	100,000	129,001
Husky Energy, Inc. 3.95%, 4/15/2022	250,000	255,036
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022	500,000	508,344
4.25%, 9/1/2024 (a)	100,000	102,653
5.50%, 3/1/2044	300,000	314,704
5.63%, 9/1/2041	50,000	52,744
5.80%, 3/15/2035	175,000	190,021
6.50%, 9/1/2039	250,000	281,944
Magellan Midstream Partners LP:
4.20%, 12/1/2042	100,000	97,773
4.20%, 3/15/2045	100,000	96,867
Marathon Oil Corp.:
2.80%, 11/1/2022	200,000	194,213
6.80%, 3/15/2032	100,000	120,817
Marathon Petroleum Corp.:
5.13%, 3/1/2021	100,000	112,444
6.50%, 3/1/2041	49,000	59,599
Nexen, Inc. 5.88%, 3/10/2035	100,000	118,872
Noble Energy, Inc.:
3.90%, 11/15/2024 (a)	300,000	304,640
5.05%, 11/15/2044	300,000	313,677
5.25%, 11/15/2043	100,000	105,169
Noble Holding International, Ltd. 3.95%, 3/15/2022 (a)	100,000	88,306
Occidental Petroleum Corp. 1.50%, 2/15/2018	400,000	399,068
ONEOK Partners LP:
3.20%, 9/15/2018	125,000	127,476
3.80%, 3/15/2020	50,000	51,172
4.90%, 3/15/2025 (a)	100,000	101,993
6.13%, 2/1/2041	100,000	104,704
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	100,000	109,875
6.63%, 6/15/2035	215,000	245,100
Petro-Canada:
5.95%, 5/15/2035	100,000	119,669
7.88%, 6/15/2026	180,000	245,757
Petrobras Global Finance BV:
3.00%, 1/15/2019 (a)	250,000	216,285
3.50%, 2/6/2017	500,000	468,415
4.38%, 5/20/2023 (a)	150,000	127,685
5.38%, 1/27/2021	200,000	181,346
5.63%, 5/20/2043 (a)	83,000	66,408
6.75%, 1/27/2041	100,000	88,906
7.25%, 3/17/2044 (a)	200,000	188,542
Petrobras International Finance Co.:
5.75%, 1/20/2020	105,000	97,602
6.88%, 1/20/2040	105,000	94,941
Petroleos Mexicanos:
2.38%, 4/15/2025	95,000	95,940
3.50%, 7/18/2018 (a)	100,000	103,750
4.50%, 1/23/2026 (f)	275,000	279,812
4.88%, 1/24/2022	500,000	531,875
5.50%, 1/21/2021	350,000	385,000
5.50%, 6/27/2044	125,000	125,312
5.63%, 1/23/2046 (f)	150,000	152,625
6.38%, 1/23/2045	100,000	111,625
6.50%, 6/2/2041	150,000	169,125
8.00%, 5/3/2019 (a)	100,000	120,000
Phillips 66:
4.30%, 4/1/2022	100,000	108,791
5.88%, 5/1/2042	250,000	296,506
Pioneer Natural Resources Co. 7.20%, 1/15/2028	100,000	126,218
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	250,000	242,066
4.30%, 1/31/2043	100,000	95,483
6.50%, 5/1/2018	100,000	113,283
Pride International, Inc. 7.88%, 8/15/2040	200,000	237,070
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	82,014

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Sasol Financing International PLC 4.50%, 11/14/2022 (a)	$100,000	$99,973
Schlumberger Investment SA 3.65%, 12/1/2023	42,000	44,489
Shell International Finance BV:
1.13%, 8/21/2017 (a)	100,000	100,278
2.00%, 11/15/2018	500,000	508,191
4.55%, 8/12/2043	100,000	112,784
6.38%, 12/15/2038	220,000	303,347
Southern Natural Gas Co. LLC 5.90%, 4/1/2017 (f)	480,000	514,985
Southwestern Energy Co. 4.95%, 1/23/2025	150,000	152,476
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	121,485
Statoil ASA:
2.90%, 11/8/2020	120,000	124,881
3.13%, 8/17/2017	100,000	104,482
3.25%, 11/10/2024 (a)	250,000	257,433
5.10%, 8/17/2040	225,000	266,675
7.75%, 6/15/2023	200,000	262,949
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	225,473
Sunoco Logistics Partners Operations LP:
4.25%, 4/1/2024 (a)	60,000	61,937
5.35%, 5/15/2045	100,000	104,284
Talisman Energy, Inc. 3.75%, 2/1/2021 (a)	150,000	146,717
TC PipeLines LP 4.38%, 3/13/2025	50,000	50,362
Texas Eastern Transmission LP 7.00%, 7/15/2032	200,000	266,590
Total Capital International SA:
1.00%, 8/12/2016 (a)	250,000	251,162
2.13%, 1/10/2019 (a)	150,000	152,729
2.75%, 6/19/2021	100,000	102,323
2.88%, 2/17/2022	350,000	355,289
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	97,936
3.80%, 10/1/2020	200,000	211,428
4.63%, 3/1/2034	200,000	213,368
6.10%, 6/1/2040	100,000	123,274
6.50%, 8/15/2018	70,000	80,016
7.63%, 1/15/2039	100,000	143,671
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	104,204
6.13%, 2/1/2020 (a)	165,000	190,230
6.63%, 6/15/2037	100,000	123,355
Western Gas Partners LP 2.60%, 8/15/2018	100,000	100,682
Williams Cos., Inc. 8.75%, 3/15/2032	225,000	269,033
Williams Partners LP:
3.35%, 8/15/2022	100,000	96,297
3.60%, 3/15/2022	100,000	99,295
3.90%, 1/15/2025 (a)	65,000	63,276
4.00%, 11/15/2021	50,000	51,056
4.00%, 9/15/2025	200,000	195,755
4.90%, 1/15/2045	100,000	93,910
5.10%, 9/15/2045	200,000	192,841
5.25%, 3/15/2020 (a)	110,000	120,913
6.30%, 4/15/2040	35,000	38,484
XTO Energy, Inc. 6.75%, 8/1/2037	45,000	67,177

		29,654,083

PAPER & FOREST PRODUCTS — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019 (a)	350,000	412,153
Domtar Corp. 6.25%, 9/1/2042 (a)	100,000	109,365
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	253,107
International Paper Co.:
6.00%, 11/15/2041	20,000	23,258
7.50%, 8/15/2021	250,000	311,907
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	98,734

		1,208,524

PERSONAL PRODUCTS — 0.0% (e)
Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	96,835

PHARMACEUTICALS — 1.0%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	111,953
6.00%, 4/1/2039	125,000	167,599
AbbVie, Inc.:
1.75%, 11/6/2017	450,000	451,514
2.90%, 11/6/2022	100,000	99,101
4.40%, 11/6/2042	150,000	153,908
Actavis Funding SCS:
2.35%, 3/12/2018	420,000	425,715
2.45%, 6/15/2019	45,000	45,132
3.00%, 3/12/2020	55,000	56,390
3.80%, 3/15/2025	255,000	263,522
4.55%, 3/15/2035	30,000	31,473
4.75%, 3/15/2045	245,000	260,811
Actavis, Inc.:
3.25%, 10/1/2022	200,000	200,222
6.13%, 8/15/2019	100,000	114,584
Allergan, Inc. 2.80%, 3/15/2023 (a)	100,000	95,087
AstraZeneca PLC:
4.00%, 9/18/2042	100,000	102,722
5.90%, 9/15/2017	400,000	445,592
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	250,000	333,738
Eli Lilly & Co.:
2.75%, 6/1/2025 (a)	85,000	84,978
5.20%, 3/15/2017	225,000	243,817
Express Scripts Holding Co. 2.65%, 2/15/2017	200,000	204,913
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	100,000	101,044
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	169,489
6.38%, 5/15/2038	355,000	482,146
Johnson & Johnson:
1.13%, 11/21/2017	100,000	100,358
2.15%, 5/15/2016	100,000	101,779
3.55%, 5/15/2021	250,000	274,097

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.85%, 5/15/2041	$100,000	$123,207
5.55%, 8/15/2017	100,000	110,996
McKesson Corp.:
2.85%, 3/15/2023	100,000	100,117
3.80%, 3/15/2024	350,000	368,930
4.75%, 3/1/2021	100,000	111,118
7.50%, 2/15/2019	100,000	119,666
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	108,101
Merck & Co., Inc.:
0.70%, 5/18/2016	164,000	164,079
1.85%, 2/10/2020	100,000	100,343
2.35%, 2/10/2022	100,000	98,542
2.75%, 2/10/2025	100,000	99,714
2.80%, 5/18/2023	150,000	152,923
3.70%, 2/10/2045	30,000	30,006
4.15%, 5/18/2043	100,000	106,754
6.55%, 9/15/2037	100,000	141,504
Mylan, Inc.:
1.35%, 11/29/2016	200,000	199,911
4.20%, 11/29/2023	50,000	52,781
Novartis Capital Corp.:
3.40%, 5/6/2024	100,000	105,751
4.40%, 5/6/2044	100,000	114,573
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	200,000	225,825
Perrigo Co. PLC 5.30%, 11/15/2043	200,000	225,764
Pfizer, Inc.:
1.10%, 5/15/2017	250,000	251,011
2.10%, 5/15/2019 (a)	100,000	101,642
3.40%, 5/15/2024 (a)	250,000	262,344
6.20%, 3/15/2019	135,000	157,716
Sanofi 4.00%, 3/29/2021	125,000	137,307
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	209,869
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (a)	150,000	150,520
Wyeth 5.95%, 4/1/2037	240,000	306,452
Zeneca Wilmington, Inc. 7.00%, 11/15/2023	55,000	71,588
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	41,760
4.70%, 2/1/2043	60,000	61,981

		9,734,479

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	45,000	47,388
American Campus Communities Operating Partnership LP 4.13%, 7/1/2024 (a)	50,000	51,873
American Tower Corp.:
3.40%, 2/15/2019	100,000	103,203
5.00%, 2/15/2024 (a)	90,000	98,185
5.90%, 11/1/2021	100,000	114,786
AvalonBay Communities, Inc. 3.50%, 11/15/2024 (a)	100,000	102,714
BioMed Realty LP:
2.63%, 5/1/2019	50,000	50,473
3.85%, 4/15/2016	25,000	25,638
Boston Properties LP:
4.13%, 5/15/2021	200,000	216,850
5.63%, 11/15/2020	65,000	75,415
Brandywine Operating Partnership LP 4.55%, 10/1/2029	200,000	207,824
Camden Property Trust 4.88%, 6/15/2023	250,000	277,664
CBL & Associates LP 5.25%, 12/1/2023	350,000	373,700
Corporate Office Properties LP 3.70%, 6/15/2021	50,000	50,469
DDR Corp.:
3.38%, 5/15/2023	100,000	98,889
3.63%, 2/1/2025 (a)	150,000	149,525
Digital Realty Trust LP 3.63%, 10/1/2022	100,000	100,269
Duke Realty LP:
3.75%, 12/1/2024 (a)	125,000	127,960
6.75%, 3/15/2020	25,000	29,825
EPR Properties 4.50%, 4/1/2025	100,000	102,114
ERP Operating LP 5.75%, 6/15/2017	100,000	109,513
Essex Portfolio LP 3.88%, 5/1/2024 (a)	50,000	52,059
Federal Realty Investment Trust 4.50%, 12/1/2044	50,000	53,928
HCP, Inc.:
3.88%, 8/15/2024	150,000	153,381
4.20%, 3/1/2024	120,000	125,475
5.38%, 2/1/2021	100,000	112,269
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	534,927
5.25%, 1/15/2022	100,000	111,989
6.20%, 6/1/2016	150,000	158,738
Healthcare Realty Trust, Inc. 3.75%, 4/15/2023	100,000	100,115
Healthcare Trust of America Holdings LP 3.38%, 7/15/2021	50,000	50,550
Hospitality Properties Trust 4.50%, 3/15/2025	100,000	103,241
Host Hotels & Resorts LP 4.75%, 3/1/2023	50,000	53,882
Kilroy Realty LP 3.80%, 1/15/2023	100,000	103,089
Kimco Realty Corp. 3.20%, 5/1/2021	100,000	101,753
Liberty Property LP:
4.13%, 6/15/2022	100,000	104,880
4.40%, 2/15/2024	63,000	67,029
Mid-America Apartments LP 3.75%, 6/15/2024	100,000	102,425
National Retail Properties, Inc. 3.30%, 4/15/2023 (a)	50,000	49,884
Omega Healthcare Investors, Inc. 4.50%, 4/1/2027 (f)	150,000	148,173
Post Apartment Homes LP 3.38%, 12/1/2022	25,000	25,068

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

ProLogis LP:
2.75%, 2/15/2019	$125,000	$127,459
3.35%, 2/1/2021	100,000	103,475
4.50%, 8/15/2017	20,000	21,245
Realty Income Corp.:
3.88%, 7/15/2024	60,000	62,519
5.88%, 3/15/2035	50,000	58,708
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	50,766
Simon Property Group LP:
2.15%, 9/15/2017	500,000	510,015
5.65%, 2/1/2020	200,000	231,289
Ventas Realty LP 3.75%, 5/1/2024	50,000	51,199
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	100,914
2.70%, 4/1/2020 (a)	100,000	101,001
Vornado Realty LP 2.50%, 6/30/2019	100,000	100,647
Weyerhaeuser Co. 4.63%, 9/15/2023	150,000	164,755

		6,511,124

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	104,303
3.45%, 9/15/2021 (a)	350,000	368,476
4.15%, 4/1/2045	45,000	47,051
4.38%, 9/1/2042	100,000	106,165
4.55%, 9/1/2044	200,000	218,792
4.95%, 9/15/2041	100,000	113,870
7.00%, 12/15/2025	51,000	67,991
Canadian National Railway Co.:
2.25%, 11/15/2022 (a)	200,000	196,778
2.85%, 12/15/2021	100,000	103,307
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	100,000	110,746
9.45%, 8/1/2021	100,000	137,113
CSX Corp.:
4.25%, 6/1/2021	35,000	38,297
4.50%, 8/1/2054	150,000	161,027
6.15%, 5/1/2037	165,000	217,023
Norfolk Southern Corp.:
2.90%, 2/15/2023	35,000	35,359
4.84%, 10/1/2041	100,000	114,335
7.70%, 5/15/2017	230,000	260,672
Ryder System, Inc.:
2.50%, 3/1/2018	100,000	102,195
2.65%, 3/2/2020	100,000	100,704
Union Pacific Corp.:
3.38%, 2/1/2035	100,000	97,538
3.65%, 2/15/2024	92,000	99,220
4.82%, 2/1/2044	205,000	241,560

		3,042,522

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Altera Corp. 2.50%, 11/15/2018	100,000	102,503
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	122,615
Broadcom Corp. 2.50%, 8/15/2022	100,000	97,796
Intel Corp.:
1.35%, 12/15/2017	150,000	150,369
3.30%, 10/1/2021	50,000	53,390
4.25%, 12/15/2042	150,000	155,503
4.80%, 10/1/2041	185,000	207,786
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	90,706
Texas Instruments, Inc. 2.38%, 5/16/2016	100,000	101,922
Xilinx, Inc. 3.00%, 3/15/2021 (a)	100,000	102,885

		1,185,475

SOFTWARE — 0.4%
Adobe Systems, Inc. 3.25%, 2/1/2025	65,000	65,624
CA, Inc. 4.50%, 8/15/2023 (a)	150,000	159,836
CDK Global, Inc. 3.30%, 10/15/2019 (f)	65,000	64,984
Microsoft Corp.:
1.85%, 2/12/2020 (a)	50,000	50,261
2.38%, 5/1/2023	100,000	99,357
2.70%, 2/12/2025	350,000	351,089
3.00%, 10/1/2020 (a)	400,000	424,040
3.50%, 2/12/2035	100,000	99,736
3.50%, 11/15/2042	100,000	95,907
3.63%, 12/15/2023 (a)	200,000	217,640
3.75%, 2/12/2045	55,000	55,304
4.00%, 2/12/2055	100,000	100,219
Oracle Corp.:
1.20%, 10/15/2017	125,000	125,134
2.25%, 10/8/2019 (a)	150,000	152,290
2.50%, 10/15/2022	100,000	100,252
2.80%, 7/8/2021	200,000	205,499
3.40%, 7/8/2024	200,000	210,107
4.30%, 7/8/2034	100,000	108,222
4.50%, 7/8/2044	200,000	221,787
5.75%, 4/15/2018	200,000	225,774
6.13%, 7/8/2039	350,000	465,546
Symantec Corp. 2.75%, 6/15/2017	13,000	13,159

		3,611,767

SPECIALTY RETAIL — 0.3%
AutoZone, Inc. 3.13%, 7/15/2023	100,000	99,216
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	20,000	21,606
Costco Wholesale Corp. 1.13%, 12/15/2017	100,000	100,021
Dollar General Corp. 1.88%, 4/15/2018	100,000	98,895
Gap, Inc. 5.95%, 4/12/2021	200,000	227,740
Home Depot, Inc.:
2.00%, 6/15/2019	150,000	152,409
4.88%, 2/15/2044	50,000	59,489
5.95%, 4/1/2041	500,000	661,860

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Kohl’s Corp.:
3.25%, 2/1/2023 (a)	$100,000	$99,428
6.00%, 1/15/2033 (a)	100,000	113,738
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	100,000	101,396
5.13%, 11/15/2041	200,000	240,696
5.50%, 10/15/2035	250,000	304,217
QVC, Inc. 4.45%, 2/15/2025	135,000	135,711
Ross Stores, Inc. 3.38%, 9/15/2024	50,000	50,962
Tiffany & Co. 3.80%, 10/1/2024 (a)(f)	75,000	75,978
TJX Cos., Inc.:
2.50%, 5/15/2023	100,000	97,953
6.95%, 4/15/2019	100,000	119,217
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	200,000	206,817
4.80%, 11/18/2044	300,000	321,709

		3,289,058

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Apple, Inc.:
0.45%, 5/3/2016	200,000	199,768
1.00%, 5/3/2018	150,000	148,853
2.10%, 5/6/2019	200,000	203,983
2.40%, 5/3/2023	125,000	123,247
2.50%, 2/9/2025	150,000	146,740
2.85%, 5/6/2021	200,000	208,006
3.45%, 5/6/2024	150,000	158,980
3.45%, 2/9/2045	75,000	71,252
3.85%, 5/4/2043	125,000	127,184
Computer Sciences Corp. 6.50%, 3/15/2018	100,000	110,175
EMC Corp.:
1.88%, 6/1/2018	150,000	151,532
3.38%, 6/1/2023 (a)	100,000	102,390
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	29,000	29,057
3.50%, 4/15/2023	50,000	50,228
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	359,283
4.05%, 9/15/2022 (a)	250,000	262,247
4.30%, 6/1/2021 (a)	100,000	107,407
4.65%, 12/9/2021	178,000	194,254
International Business Machines Corp.:
1.95%, 7/22/2016	300,000	304,847
1.95%, 2/12/2019 (a)	250,000	253,209
3.63%, 2/12/2024	75,000	79,383
5.70%, 9/14/2017	210,000	233,275
NetApp, Inc. 3.38%, 6/15/2021	50,000	50,957
Seagate HDD Cayman 3.75%, 11/15/2018 (a)	100,000	104,184

		3,780,441

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (e)
Cintas Corp. No. 2 6.15%, 8/15/2036 (a)	100,000	129,858
NIKE, Inc. 2.25%, 5/1/2023	50,000	49,151

		179,009

THRIFTS & MORTGAGE FINANCE — 0.0% (e)
Murray Street Investment Trust I 4.65%, 3/9/2017	300,000	317,934
Santander Holdings USA, Inc. 3.45%, 8/27/2018	100,000	103,941

		421,875

TOBACCO — 0.2%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	151,982
2.85%, 8/9/2022	100,000	99,321
2.95%, 5/2/2023 (a)	100,000	99,407
4.00%, 1/31/2024 (a)	200,000	214,395
4.75%, 5/5/2021	60,000	66,954
9.70%, 11/10/2018	68,000	86,184
9.95%, 11/10/2038	33,000	57,066
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	100,679
3.50%, 8/4/2016 (a)	45,000	46,247
6.88%, 5/1/2020	100,000	118,784
Philip Morris International, Inc.:
1.63%, 3/20/2017 (a)	400,000	405,436
2.90%, 11/15/2021	400,000	410,545
5.65%, 5/16/2018	150,000	169,408
Reynolds American, Inc.:
3.25%, 11/1/2022	200,000	199,156
4.75%, 11/1/2042	100,000	102,506

		2,328,070

TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
GATX Corp.:
2.38%, 7/30/2018 (a)	46,000	46,548
2.50%, 3/15/2019	67,000	67,514

		114,062

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
America Movil SAB de CV:
2.38%, 9/8/2016	400,000	407,148
5.00%, 3/30/2020	100,000	113,102
6.13%, 3/30/2040	75,000	93,326
American Tower Corp. 3.45%, 9/15/2021	150,000	152,382
AT&T Corp. 8.00%, 11/15/2031	123,000	181,200
AT&T, Inc.:
4.45%, 5/15/2021 (a)	450,000	490,813
6.55%, 2/15/2039	100,000	123,410
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	310,000	360,925
Embarq Corp. 8.00%, 6/1/2036	100,000	118,000
France Telecom SA 4.13%, 9/14/2021	350,000	383,131
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	107,678
Orange SA 9.00%, 3/1/2031	100,000	153,631

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Rogers Communications, Inc.:
4.10%, 10/1/2023	$300,000	$319,382
4.50%, 3/15/2043	100,000	102,571
6.80%, 8/15/2018	150,000	173,451
Telefonica Emisiones SAU:
5.46%, 2/16/2021	350,000	399,612
7.05%, 6/20/2036	350,000	479,276
Vodafone Group PLC:
2.95%, 2/19/2023 (a)	200,000	197,180
5.63%, 2/27/2017	400,000	432,002
6.15%, 2/27/2037	363,000	441,914

		5,230,134

TOTAL CORPORATE BONDS & NOTES —
(Cost $248,049,745)		257,244,769

FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Brazilian Government International Bond:
4.25%, 1/7/2025	125,000	122,313
4.88%, 1/22/2021	850,000	894,625
5.00%, 1/27/2045	350,000	323,750
11.00%, 8/17/2040	100,000	103,850
Canada Government International Bond:
0.88%, 2/14/2017	150,000	150,773
1.63%, 2/27/2019	200,000	203,065
Chile Government International Bond:
3.25%, 9/14/2021	100,000	106,500
3.88%, 8/5/2020	200,000	218,000
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	329,000
4.00%, 2/26/2024	350,000	361,375
5.63%, 2/26/2044	100,000	111,750
6.13%, 1/18/2041	100,000	118,500
7.38%, 3/18/2019	200,000	236,500
7.38%, 9/18/2037	150,000	200,250
Export Development Canada:
0.88%, 1/30/2017	100,000	100,405
1.00%, 5/15/2017	200,000	201,148
1.25%, 10/26/2016	100,000	101,147
Export-Import Bank of Korea 2.88%, 1/21/2025	300,000	300,296
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	465,300
Inter-American Development Bank 1.75%, 10/15/2019	100,000	101,555
Israel Government International Bond:
4.00%, 6/30/2022	100,000	110,250
5.13%, 3/26/2019	100,000	113,500
Italy Government International Bond 5.25%, 9/20/2016	500,000	530,653
Japan Bank for International Cooperation:
1.13%, 7/19/2017	200,000	200,809
3.38%, 7/31/2023	200,000	218,860
Japan Finance Corp. 2.25%, 7/13/2016	250,000	255,207
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	111,369
Landwirtschaftliche Rentenbank 2.00%, 1/13/2025	100,000	99,766
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	204,800
3.63%, 3/15/2022	934,000	969,025
4.75%, 3/8/2044	200,000	210,000
5.75%, 10/12/2049	300,000	328,500
6.75%, 9/27/2034	50,000	66,675
Nordic Investment Bank 2.25%, 9/30/2021	250,000	258,202
Oesterreichische Kontrollbank AG 1.13%, 5/29/2018	200,000	199,966
Panama Government International Bond:
5.20%, 1/30/2020	250,000	278,750
6.70%, 1/26/2036	200,000	261,000
Peruvian Government International Bond 5.63%, 11/18/2050	100,000	122,000
Philippine Government International Bond:
4.00%, 1/15/2021	350,000	384,300
4.20%, 1/21/2024	250,000	280,625
5.00%, 1/13/2037	200,000	245,500
7.75%, 1/14/2031	300,000	450,375
8.38%, 6/17/2019	100,000	125,375
Poland Government International Bond:
5.00%, 3/23/2022	100,000	114,969
5.13%, 4/21/2021	450,000	516,731
Province of British Columbia Canada 2.10%, 5/18/2016	350,000	356,422
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	202,363
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	209,545
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	107,688
Province of Ontario Canada:
1.65%, 9/27/2019	250,000	251,193
2.00%, 1/30/2019	200,000	204,439
2.30%, 5/10/2016	300,000	305,947
3.00%, 7/16/2018	900,000	950,403
Province of Quebec Canada 7.50%, 9/15/2029	455,000	686,371
Republic of Italy 6.88%, 9/27/2023	100,000	129,752
Republic of Korea 4.13%, 6/10/2044	300,000	364,084
Republic of Peru:
7.13%, 3/30/2019	100,000	119,500
7.35%, 7/21/2025	75,000	101,813
8.75%, 11/21/2033	250,000	397,500
Republic of South Africa 5.50%, 3/9/2020	200,000	219,500

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

South Africa Government International Bond 4.67%, 1/17/2024	$250,000	$264,375
Turkey Government International Bond:
6.00%, 1/14/2041	300,000	341,400
6.63%, 2/17/2045	600,000	742,500
6.75%, 4/3/2018	500,000	555,000
6.88%, 3/17/2036	300,000	372,300
7.38%, 2/5/2025	425,000	526,311
Uruguay Government International Bond 7.63%, 3/21/2036	200,000	284,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $18,664,691)		19,099,715

U.S. GOVERNMENT AGENCY MBS TBA — 7.3%
Fannie Mae
2.50%, (g)	2,500,000	2,567,774
3.00%, (g)	4,500,000	4,717,266
3.00%, (g)	2,800,000	2,863,000
3.50%, (g)	8,450,000	8,876,461
4.00%, (g)	7,500,000	8,019,141
4.50%, (g)	1,000,000	1,090,781
5.00%, (g)	1,000,000	1,112,031
Freddie Mac
2.50%, (g)	4,250,000	4,358,242
3.00%, (g)	500,000	523,516
3.00%, (g)	2,200,000	2,244,859
3.50%, 1/1/2045	1,487,747	1,561,168
3.50%, 2/1/2045	1,993,734	2,092,126
3.50%, (g)	3,450,000	3,616,570
4.00%, 12/1/2044	1,089,331	1,163,322
4.00%, (g)	3,500,000	3,738,984
Ginnie Mae
3.00%, (g)	1,500,000	1,545,117
3.50%, (g)	3,300,000	3,476,086
3.50%, (g)	3,000,000	3,157,266
4.00%, (g)	2,800,000	2,982,000
4.00%, (g)	7,950,000	8,525,133
4.50%, (g)	1,600,000	1,762,375

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $69,599,161)		69,993,218

U.S. GOVERNMENT AGENCY OBLIGATIONS — 22.1%
Federal Home Loan Bank
0.50%, 9/28/2016	100,000	99,944
0.63%, 11/23/2016 (a)	500,000	500,649
0.75%, 1/6/2017	100,000	100,299
1.63%, 12/9/2016	100,000	101,750
1.75%, 12/14/2018	500,000	508,551
1.88%, 3/13/2020	250,000	254,677
4.75%, 12/16/2016	500,000	535,560
4.88%, 5/17/2017 (a)	1,100,000	1,196,993
5.00%, 11/17/2017 (a)	300,000	332,460
5.38%, 5/18/2016	1,250,000	1,319,885
5.50%, 7/15/2036	250,000	350,590
Federal Home Loan Mortgage Corp.
0.50%, 5/13/2016	1,000,000	1,001,017
0.50%, 1/27/2017	100,000	99,881
0.75%, 1/12/2018	200,000	199,216
0.88%, 2/22/2017	300,000	301,678
0.88%, 3/7/2018 (a)	200,000	199,676
1.00%, 3/8/2017	1,000,000	1,007,411
1.00%, 7/28/2017	750,000	754,358
1.00%, 9/29/2017	200,000	200,952
1.25%, 8/1/2019 (a)	400,000	398,389
1.25%, 10/2/2019 (a)	800,000	794,544
1.38%, 5/1/2020 (a)	400,000	397,268
1.75%, 5/30/2019	700,000	712,037
2.38%, 1/13/2022	2,350,000	2,434,963
2.50%, 5/27/2016 (a)	400,000	409,580
2.50%, 9/1/2028	438,252	449,821
2.50%, 10/1/2029	1,198,640	1,230,192
3.00%, 2/1/2029	750,497	786,372
3.00%, 7/1/2029	899,773	942,784
3.00%, 9/1/2029	1,465,307	1,535,351
3.00%, 3/1/2043	1,629,495	1,664,155
3.00%, 4/1/2043	886,034	904,880
3.00%, 4/1/2043	2,223,646	2,270,944
3.00%, 7/1/2043	917,734	937,255
3.00%, 7/1/2043	153,068	156,324
3.00%, 8/1/2043	471,481	481,510
3.00%, 9/1/2043	565,785	577,820
3.00%, 10/1/2043	470,859	480,874
3.50%, 5/1/2026	1,052,572	1,120,989
3.50%, 1/1/2029	317,823	337,765
3.50%, 11/1/2029	1,000,000	1,062,876
3.50%, 2/1/2030	500,000	531,438
3.50%, 3/1/2032	1,027,199	1,089,022
3.50%, 5/1/2043	518,910	544,230
3.50%, 8/1/2043	1,845,332	1,935,374
3.50%, 8/1/2043	1,001,382	1,050,244
3.50%, 6/1/2044	892,189	935,456
3.50%, 8/1/2044	1,620,702	1,699,297
3.50%, 10/1/2044	955,421	1,001,754
3.75%, 3/27/2019	700,000	767,409
4.00%, 4/1/2019	25,728	27,282
4.00%, 4/1/2024	198,284	210,260
4.00%, 5/1/2025	136,104	144,594
4.00%, 6/1/2025	273,256	290,302
4.00%, 8/1/2025	76,220	80,975
4.00%, 9/1/2025	33,983	36,102
4.00%, 6/1/2026	689,106	732,091
4.00%, 10/1/2040	606,969	649,666
4.00%, 12/1/2041	1,743,803	1,866,606
4.00%, 4/1/2042	1,308,908	1,401,084
4.00%, 5/1/2044	1,167,086	1,246,359
4.00%, 5/1/2044	662,279	707,264
4.00%, 7/1/2044	2,679,076	2,861,050
4.50%, 5/1/2019	303,459	318,068
4.50%, 9/1/2024	8,067	8,578
4.50%, 10/1/2024	318,368	338,529
4.50%, 4/1/2038	957,825	1,043,705
4.50%, 2/1/2039	5,545	6,036
4.50%, 2/1/2039	1,268,997	1,382,158
4.50%, 6/1/2039	509,452	554,571
4.50%, 12/1/2039	397,127	432,298
4.50%, 6/1/2040	15,126	16,499
4.50%, 4/1/2041	15,504	16,912
4.50%, 7/1/2041	935,141	1,020,081

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.50%, 8/1/2041	$73,586	$80,270
4.50%, 9/1/2041	426,057	464,756
4.50%, 10/1/2043	49,935	54,378
4.50%, 3/1/2044	829,991	904,022
4.50%, 8/1/2044	72,987	79,497
4.50%, 9/1/2044	1,330,041	1,448,675
4.88%, 6/13/2018	100,000	112,133
5.00%, 2/16/2017	800,000	865,793
5.00%, 4/18/2017 (a)	723,000	786,915
5.00%, 3/1/2018	225,145	236,689
5.00%, 11/1/2035	43,063	47,830
5.00%, 12/1/2036	6,616	7,326
5.00%, 12/1/2036	6,421	7,110
5.00%, 2/1/2038	453,165	501,864
5.00%, 2/1/2038	1,112	1,232
5.00%, 2/1/2038	346,734	383,996
5.00%, 3/1/2038	312,880	346,504
5.00%, 3/1/2038	327,501	362,626
5.00%, 6/1/2038	143,518	158,941
5.00%, 11/1/2038	840,432	930,569
5.00%, 11/1/2038	389,096	430,909
5.00%, 1/1/2039	170,220	188,512
5.00%, 2/1/2039	395,114	437,617
5.00%, 10/1/2039	109,958	121,774
5.13%, 10/18/2016	100,000	107,146
5.50%, 2/1/2022	15,077	16,888
5.50%, 11/1/2026	118,738	132,931
5.50%, 6/1/2027	33,963	38,050
5.50%, 4/1/2028	51,241	57,530
5.50%, 7/1/2028	85,021	95,444
5.50%, 7/1/2033	3,722	4,205
5.50%, 1/1/2037	345,906	388,077
5.50%, 1/1/2037	107,158	120,222
5.50%, 9/1/2037	4,365	4,897
5.50%, 11/1/2037	22,741	25,509
5.50%, 1/1/2038	225,664	253,127
5.50%, 4/1/2038	673,366	755,366
5.50%, 7/1/2038	2,422	2,717
5.50%, 7/1/2038	1,006,456	1,129,018
5.50%, 10/1/2038	15,976	17,922
5.50%, 11/1/2038	8,630	9,681
6.00%, 8/1/2031	20,899	24,071
6.00%, 3/1/2036	21,423	24,327
6.00%, 8/1/2036	178,196	202,353
6.00%, 1/1/2037	17,094	19,411
6.00%, 12/1/2037	17,221	19,555
6.00%, 10/1/2038	18,547	21,063
6.00%, 3/1/2040	16,967	19,269
6.00%, 5/1/2040	1,875,626	2,129,836
6.25%, 7/15/2032 (a)	100,000	149,002
6.50%, 11/1/2037	254,786	293,062
6.50%, 2/1/2038	52,289	60,140
6.50%, 9/1/2038	587,843	676,156
6.50%, 9/1/2039	221,113	254,340
6.75%, 3/15/2031	450,000	687,935
Federal National Mortgage Association
Zero Coupon, 6/1/2017 (d)	700,000	689,130
Zero Coupon, 10/9/2019 (d)	300,000	275,586
0.88%, 8/28/2017	1,000,000	1,002,600
0.88%, 10/26/2017	200,000	200,313
0.88%, 12/20/2017 (a)	250,000	250,035
0.88%, 5/21/2018 (a)	1,000,000	996,063
1.00%, 9/27/2017	450,000	452,203
1.13%, 4/27/2017 (a)	1,000,000	1,009,538
1.25%, 9/28/2016 (a)	400,000	404,226
1.25%, 1/30/2017	100,000	101,232
1.63%, 11/27/2018 (a)	600,000	609,441
1.75%, 1/30/2019	100,000	101,630
2.32%, 11/25/2018 (c)	875,000	899,334
2.38%, 4/11/2016 (a)	250,000	255,113
2.50%, 7/1/2028	1,327,731	1,364,966
2.50%, 8/1/2028	854,645	878,613
2.50%, 8/1/2028	1,106,575	1,137,609
2.50%, 10/1/2028	902,785	928,103
2.63%, 9/6/2024 (a)	415,000	430,165
3.00%, 8/1/2027	962,871	1,010,078
3.00%, 11/1/2028	1,588,355	1,666,189
3.00%, 6/1/2029	467,289	490,188
3.00%, 8/1/2029	904,081	948,384
3.00%, 9/1/2029	935,626	981,475
3.00%, 1/1/2043	1,723,105	1,763,356
3.00%, 3/1/2043	1,967,978	2,013,949
3.00%, 4/1/2043	485,832	497,180
3.00%, 5/1/2043	2,703,495	2,766,647
3.00%, 5/1/2043	896,239	917,175
3.00%, 5/1/2043	1,799,098	1,841,124
3.00%, 6/1/2043	1,761,015	1,802,151
3.00%, 6/1/2043	1,341,621	1,372,961
3.00%, 6/1/2043	131,620	134,695
3.00%, 6/1/2043	449,424	459,923
3.00%, 7/1/2043	1,208,495	1,236,725
3.00%, 7/1/2043	472,917	483,964
3.50%, 11/1/2025	467,206	496,547
3.50%, 3/1/2026	292,593	311,173
3.50%, 1/1/2027	1,614,877	1,716,293
3.50%, 10/1/2029	943,774	1,002,166
3.50%, 6/1/2034	1,752,628	1,853,117
3.50%, 7/1/2034	3,491,743	3,691,946
3.50%, 5/1/2042	3,374,456	3,546,919
3.50%, 8/1/2042	1,237,735	1,300,993
3.50%, 10/1/2042	997,165	1,048,129
3.50%, 1/1/2043	478,432	502,884
3.50%, 5/1/2043	435,673	457,832
3.50%, 7/1/2043	1,703,158	1,789,784
3.50%, 1/1/2044	1,811,914	1,904,072
3.50%, 10/1/2044	1,316,676	1,383,473
4.00%, 7/1/2018	150,000	158,354
4.00%, 8/1/2018	635,562	670,958
4.00%, 8/1/2018	2,437	2,573
4.00%, 1/1/2020	4,381	4,630
4.00%, 4/1/2024	277,777	294,865
4.00%, 1/1/2025	280,946	298,230
4.00%, 3/1/2026	187,289	198,988
4.00%, 12/1/2040	1,543,437	1,654,368
4.00%, 3/1/2041	1,997,145	2,140,687
4.00%, 12/1/2041	2,805,446	3,007,084
4.00%, 2/1/2042	978,088	1,048,654
4.00%, 10/1/2043	1,655,850	1,769,408
4.00%, 12/1/2043	226,916	242,477
4.00%, 6/1/2044	1,535,730	1,641,669
4.00%, 7/1/2044	869,453	929,431
4.00%, 7/1/2044	896,863	958,732

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.00%, 9/1/2044	$1,386,121	$1,481,739
4.00%, 10/1/2044	1,124,344	1,201,905
4.50%, 4/1/2023	3,637	3,863
4.50%, 4/1/2023	633,497	672,733
4.50%, 8/1/2023	1,019	1,082
4.50%, 4/1/2039	1,381,220	1,505,788
4.50%, 10/1/2040	714,301	780,326
4.50%, 2/1/2041	1,440,443	1,573,867
4.50%, 5/1/2041	775,392	847,064
4.50%, 1/1/2042	2,608,101	2,849,682
4.50%, 9/1/2043	683,690	745,470
4.50%, 12/1/2043	433,714	472,906
4.50%, 1/1/2044	500,000	545,422
4.50%, 2/1/2044	1,000,000	1,090,843
4.50%, 6/1/2044	2,214,484	2,415,655
5.00%, 5/1/2015	2,533	2,539
5.00%, 10/1/2015	7,861	8,260
5.00%, 12/1/2015	93,857	98,628
5.00%, 2/1/2016	13,815	14,518
5.00%, 2/13/2017	100,000	108,156
5.00%, 5/11/2017	510,000	555,774
5.00%, 6/1/2018	68,134	71,660
5.00%, 7/1/2035	1,222,249	1,362,479
5.00%, 7/1/2040	591,658	658,494
5.00%, 9/1/2040	798,413	888,605
5.00%, 12/1/2043	489,660	543,986
5.38%, 6/12/2017	1,000,000	1,101,253
5.50%, 7/1/2035	527,354	595,352
5.50%, 6/1/2038	89,200	100,405
5.50%, 6/1/2038	87,697	98,714
5.50%, 12/1/2038	719,945	810,384
5.50%, 12/1/2039	1,055,980	1,188,630
6.00%, 6/1/2017	5	5
6.00%, 2/1/2037	568,859	648,158
6.00%, 10/1/2039	817,314	931,040
6.00%, 4/1/2040	1,037,276	1,181,802
6.63%, 11/15/2030 (a)	150,000	225,815
7.13%, 1/15/2030 (a)	525,000	815,641
7.25%, 5/15/2030 (a)	100,000	157,607
Government National Mortgage Association
3.00%, 12/15/2042	387,838	401,156
3.00%, 12/15/2042	1,242,398	1,285,063
3.00%, 12/20/2042	1,037,741	1,074,754
3.00%, 12/20/2042	1,721,398	1,782,794
3.00%, 2/20/2043	2,224,679	2,299,677
3.00%, 4/20/2043	2,553,367	2,639,446
3.00%, 6/20/2043	1,756,745	1,815,968
3.50%, 2/15/2042	1,592,122	1,683,109
3.50%, 6/20/2042	1,815,699	1,914,991
3.50%, 4/15/2043	786,673	829,908
3.50%, 10/20/2043	856,637	902,434
3.50%, 12/20/2043	427,870	450,744
3.50%, 1/20/2044	864,130	910,327
3.50%, 3/20/2044	845,804	890,774
3.50%, 10/20/2044	1,682,076	1,771,508
4.00%, 6/15/2040	131,748	141,865
4.00%, 3/20/2044	389,427	414,667
4.00%, 4/20/2044	560,631	596,966
4.00%, 6/20/2044	827,648	881,290
4.00%, 8/20/2044	886,522	943,979
4.00%, 9/20/2044	920,808	980,487
4.00%, 10/20/2044	859,130	914,811
4.50%, 3/15/2038	1,044,865	1,156,344
4.50%, 6/15/2039	146,990	162,122
4.50%, 7/15/2039	446,814	492,809
4.50%, 6/15/2040	34,327	37,921
4.50%, 6/15/2040	1,266,157	1,398,731
4.50%, 3/15/2041	551,128	608,835
4.50%, 6/15/2041	712,295	785,619
4.50%, 9/20/2041	415,367	452,356
4.50%, 12/15/2041	111,071	122,505
4.50%, 1/15/2042	383,209	422,657
4.50%, 10/20/2043	368,599	399,967
4.50%, 4/20/2044	813,123	882,321
4.50%, 11/20/2044	2,514,477	2,732,539
4.50%, 12/20/2044	726,763	789,790
5.00%, 12/15/2038	475,421	530,838
5.00%, 4/15/2039	2,734,298	3,064,305
5.00%, 4/15/2039	3,838	4,302
5.00%, 5/15/2039	154,865	173,556
5.00%, 11/20/2044	1,000,000	1,093,851
5.50%, 6/15/2038	683,163	771,873
5.50%, 7/15/2038	817,821	924,015
5.50%, 2/15/2039	132,126	149,282
6.00%, 1/15/2038	66,510	75,611
6.00%, 4/15/2038	392,215	445,835
6.00%, 6/15/2041	331,048	376,350
Tennessee Valley Authority
2.88%, 9/15/2024	300,000	313,914
4.63%, 9/15/2060	14,000	16,494
5.25%, 9/15/2039	450,000	595,038
7.13%, 5/1/2030	66,000	99,321

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $208,011,394)		212,157,291

U.S. TREASURY OBLIGATIONS — 36.0%
Treasury Bonds
2.75%, 8/15/2042	2,175,000	2,262,065
2.75%, 11/15/2042	1,860,000	1,934,177
2.88%, 5/15/2043	2,800,000	2,983,904
3.00%, 11/15/2044	1,000,000	1,095,620
3.13%, 11/15/2041 (a)	3,150,000	3,522,424
3.13%, 2/15/2042	2,250,000	2,512,710
3.13%, 2/15/2043	1,400,000	1,562,890
3.13%, 8/15/2044	2,600,000	2,913,950
3.38%, 5/15/2044	2,700,000	3,164,481
3.50%, 2/15/2039	700,000	829,136
3.63%, 8/15/2043	1,100,000	1,343,958
3.63%, 2/15/2044	1,184,000	1,448,375
3.75%, 11/15/2043	4,100,000	5,121,597
4.38%, 5/15/2040	2,750,000	3,718,165
4.38%, 5/15/2041	1,600,000	2,181,840
4.50%, 2/15/2036	150,000	204,397
4.50%, 8/15/2039	1,300,000	1,780,584
4.63%, 2/15/2040	1,300,000	1,815,905
4.75%, 2/15/2037	750,000	1,056,308
4.75%, 2/15/2041	500,000	717,325
5.25%, 11/15/2028	500,000	682,325
5.25%, 2/15/2029 (a)	250,000	341,970
5.38%, 2/15/2031 (a)	200,000	283,866
6.13%, 11/15/2027	2,200,000	3,182,476

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.25%, 8/15/2023 (a)	$1,000,000	$1,346,710
6.50%, 11/15/2026	800,000	1,170,632
6.88%, 8/15/2025 (a)	750,000	1,098,517
7.13%, 2/15/2023	1,000,000	1,396,620
7.25%, 5/15/2016	1,000,000	1,077,090
7.25%, 8/15/2022	500,000	694,605
7.50%, 11/15/2016	1,015,000	1,130,598
8.13%, 8/15/2019 (a)	1,500,000	1,940,595
8.75%, 8/15/2020	1,130,000	1,558,496
8.88%, 8/15/2017	713,000	850,809
Treasury Notes
0.25%, 5/15/2016	8,000,000	7,992,800
0.38%, 10/31/2016 (a)	2,500,000	2,496,550
0.63%, 10/15/2016	4,900,000	4,912,691
0.63%, 11/15/2016	6,000,000	6,015,000
0.63%, 12/15/2016	1,750,000	1,753,972
0.63%, 12/31/2016	1,750,000	1,754,060
0.63%, 2/15/2017	7,100,000	7,111,289
0.63%, 5/31/2017 (a)	800,000	800,152
0.63%, 8/31/2017	399,000	398,246
0.63%, 9/30/2017	1,000,000	997,360
0.63%, 11/30/2017	842,000	838,320
0.63%, 4/30/2018	4,500,000	4,458,150
0.75%, 1/15/2017 (a)	1,750,000	1,757,315
0.75%, 3/15/2017	1,500,000	1,505,835
0.75%, 10/31/2017	2,500,000	2,499,350
0.75%, 12/31/2017	4,900,000	4,890,298
0.75%, 2/28/2018	500,000	498,255
0.75%, 3/31/2018	4,650,000	4,628,471
0.88%, 9/15/2016	337,000	339,137
0.88%, 11/30/2016	1,500,000	1,509,825
0.88%, 12/31/2016	4,900,000	4,933,027
0.88%, 1/31/2017	2,000,000	2,012,760
0.88%, 2/28/2017	2,250,000	2,264,085
0.88%, 4/15/2017	500,000	503,005
0.88%, 4/30/2017	2,500,000	2,514,450
0.88%, 5/15/2017	400,000	402,304
0.88%, 6/15/2017 (a)	350,000	351,862
0.88%, 7/15/2017	800,000	803,976
0.88%, 8/15/2017	1,000,000	1,004,410
0.88%, 10/15/2017	2,500,000	2,507,925
0.88%, 1/31/2018 (a)	4,000,000	4,003,200
0.88%, 7/31/2019	1,500,000	1,475,760
1.00%, 8/31/2016	1,000,000	1,008,160
1.00%, 9/30/2016	1,000,000	1,008,510
1.00%, 10/31/2016	500,000	504,290
1.00%, 3/31/2017	4,650,000	4,689,804
1.00%, 5/31/2018	1,500,000	1,501,620
1.25%, 10/31/2018	3,400,000	3,418,190
1.25%, 1/31/2019 (a)	2,000,000	2,006,920
1.25%, 1/31/2020 (a)	1,750,000	1,740,550
1.38%, 7/31/2018	500,000	505,810
1.38%, 9/30/2018	1,058,000	1,069,046
1.38%, 11/30/2018	250,000	252,420
1.38%, 12/31/2018	300,000	302,571
1.38%, 2/28/2019	3,300,000	3,324,717
1.38%, 1/31/2020	13,000,000	13,018,850
1.38%, 2/29/2020 (a)	1,750,000	1,750,262
1.50%, 6/30/2016	9,900,000	10,037,708
1.50%, 7/31/2016	500,000	507,285
1.50%, 8/31/2018	6,000,000	6,091,380
1.50%, 12/31/2018	6,700,000	6,788,306
1.50%, 1/31/2019	500,000	506,460
1.50%, 2/28/2019	500,000	506,175
1.50%, 3/31/2019	2,250,000	2,277,945
1.50%, 5/31/2019	1,000,000	1,010,660
1.50%, 10/31/2019	1,900,000	1,914,630
1.50%, 11/30/2019	3,000,000	3,022,530
1.50%, 1/31/2022	1,750,000	1,726,777
1.63%, 3/31/2019	642,000	652,786
1.63%, 4/30/2019	1,500,000	1,524,435
1.63%, 6/30/2019	1,000,000	1,015,620
1.63%, 7/31/2019	542,000	550,049
1.63%, 8/31/2019	1,042,000	1,057,047
1.63%, 12/31/2019	3,500,000	3,543,925
1.63%, 8/15/2022	2,000,000	1,983,320
1.63%, 11/15/2022	3,500,000	3,465,525
1.75%, 5/31/2016	2,000,000	2,032,580
1.75%, 9/30/2019	1,500,000	1,528,680
1.75%, 10/31/2020	2,500,000	2,532,625
1.75%, 5/15/2022 (a)	4,000,000	4,009,880
1.75%, 5/15/2023	3,950,000	3,927,446
1.88%, 8/31/2017 (a)	2,000,000	2,056,060
1.88%, 9/30/2017	2,000,000	2,056,180
1.88%, 10/31/2017	500,000	514,280
2.00%, 11/30/2020	4,700,000	4,821,213
2.00%, 5/31/2021	400,000	409,012
2.00%, 10/31/2021	1,500,000	1,530,540
2.00%, 11/15/2021	900,000	918,702
2.00%, 2/15/2022	200,000	204,096
2.00%, 2/15/2023 (a)	4,000,000	4,063,880
2.13%, 8/31/2020	1,000,000	1,034,080
2.13%, 6/30/2021	1,000,000	1,029,420
2.13%, 8/15/2021	3,250,000	3,344,770
2.13%, 9/30/2021	700,000	719,887
2.13%, 12/31/2021	200,000	205,584
2.25%, 11/30/2017	2,500,000	2,596,250
2.25%, 4/30/2021	1,000,000	1,037,790
2.25%, 7/31/2021	500,000	518,400
2.25%, 11/15/2024	3,300,000	3,391,839
2.38%, 7/31/2017	4,900,000	5,092,913
2.38%, 12/31/2020	2,700,000	2,824,335
2.38%, 8/15/2024	3,775,000	3,923,471
2.50%, 8/15/2023	1,500,000	1,578,210
2.50%, 5/15/2024	2,363,000	2,481,765
2.63%, 4/30/2016	2,000,000	2,049,680
2.63%, 4/30/2018	1,000,000	1,051,700
2.63%, 8/15/2020	3,500,000	3,709,545
2.63%, 11/15/2020	2,000,000	2,118,800
2.75%, 11/30/2016	3,280,000	3,403,820
2.75%, 2/28/2018	2,000,000	2,107,760
2.75%, 2/15/2019	2,000,000	2,119,000
2.75%, 11/15/2023	2,500,000	2,680,425
2.75%, 2/15/2024 (a)	7,550,000	8,088,844
3.00%, 8/31/2016	2,750,000	2,850,485
3.00%, 2/28/2017	2,000,000	2,093,420
3.13%, 10/31/2016	2,750,000	2,866,132
3.13%, 1/31/2017	750,000	785,565
3.13%, 5/15/2019 (h)	3,500,000	3,765,405
3.13%, 5/15/2021	1,500,000	1,633,050
3.38%, 11/15/2019	2,500,000	2,730,025
3.50%, 2/15/2018	2,250,000	2,418,705

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.50%, 5/15/2020	$2,000,000	$2,206,720
3.63%, 8/15/2019	500,000	549,935
3.63%, 2/15/2020	2,500,000	2,769,200
3.63%, 2/15/2021	3,500,000	3,906,700
3.75%, 11/15/2018	1,500,000	1,641,885
4.63%, 11/15/2016	1,500,000	1,601,415
4.75%, 8/15/2017	1,425,000	1,561,472
5.13%, 5/15/2016	810,000	853,319
5.95%, 3/19/2019	500,000	569,500

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $336,332,081)		345,659,638

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 0.9%
Fannie Mae:
2.50%, 2/1/2030	1,442,793	1,483,330
3.50%, 10/1/2025	399,514	424,604
3.50%, 5/1/2029	487,745	517,922
3.50%, 1/1/2045	990,605	1,040,859
3.50%, 1/1/2045	1,245,754	1,309,962
4.00%, 1/1/2045	433,759	464,331
5.00%, 3/1/2042	1,916,019	2,132,460
5.00%, 7/1/2044	1,490,846	1,658,026

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION —
(Cost $9,011,146)		9,031,494

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.6%
Ginnie Mae:
3.00%, 12/20/2044	989,991	1,021,229
3.50%, 2/15/2042	2,026,708	2,142,531
3.50%, 12/20/2044	1,281,340	1,349,466
3.50%, 2/20/2045	997,821	1,051,799

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION —
(Cost $5,567,392)		5,565,025

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.4%
Bank of America Commercial Mortgage, Inc. 5.57%, 6/10/2049 (c)	780,000	834,273
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	421,646
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	261,906
5.44%, 6/12/2047	488,246	516,999
5.81%, 6/12/2043 (c)	421,886	437,114
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	373,613	394,620
Morgan Stanley Capital I:
5.51%, 11/12/2049 (c)	462,542	489,820
5.61%, 4/15/2049	32,205	32,394
WF-RBS Commercial Mortgage Trust 2.87%, 11/15/2045	200,000	204,213

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $2,881,823)		3,592,985

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26 5.47%, 1/12/2045 (c)	498,671	531,665
Citigroup Commercial Mortgage Trust 2013-GC15 1.38%, 9/10/2046	293,696	294,225
Citigroup Commercial Mortgage Trust 2014-GC25 3.37%, 10/10/2047	500,000	523,350
Commercial Mortgage Pass Through Certificates:
3.82%, 6/10/2047	500,000	540,108
3.96%, 2/10/2047	500,000	546,656
4.06%, 12/10/2044	1,500,000	1,617,903
FHLMC Multifamily Structured Pass Through Certificates:
1.88%, 4/25/2022	652,549	657,189
3.24%, 9/25/2024	700,000	744,912
3.25%, 4/25/2023 (c)	1,750,000	1,873,007
3.40%, 7/25/2019	411,351	431,412
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 5.34%, 5/15/2047	735,389	775,746
JPMBB Commercial Mortgage Securities Trust 2014-C22 3.80%, 9/15/2047	1,500,000	1,619,321
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 3.14%, 12/15/2047	500,000	519,699
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 1.87%, 11/15/2045	800,000	810,040
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 5.34%, 11/15/2048	750,000	789,964

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $12,214,660)		12,275,197

ASSET-BACKED SECURITIES — 0.5%
AUTOMOBILES — 0.2%
AmeriCredit Automobile Receivables 2014-3:
1.15%, 6/10/2019	400,000	399,769
2.58%, 9/8/2020	1,000,000	1,003,962
Santander Drive Auto Receivables Trust 2012-3 3.64%, 5/15/2018	675,000	689,800

		2,093,531

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CREDIT CARD RECEIVABLES — 0.3%
Capital One Multi-Asset Execution Trust 1.48%, 7/15/2020	$200,000	$201,452
Citibank Credit Card Issuance Trust:
1.32%, 9/7/2018	400,000	402,965
5.35%, 2/7/2020	525,000	583,344
6.15%, 6/15/2039	250,000	349,163
GE Capital Credit Card Master Note Trust Series 2012-6 Class A 1.36%, 8/17/2020	500,000	499,981
World Financial Network Credit Card Master Trust 0.91%, 3/16/2020	500,000	500,184

		2,537,089

MULTI-UTILITIES — 0.0% (e)
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	173,798	182,470

TOTAL ASSET-BACKED SECURITIES —
(Cost $4,808,353)		4,813,090

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue 7.04%, 4/1/2050	50,000	75,232
California, State General Obligation:
5.95%, 4/1/2016	35,000	36,821
7.30%, 10/1/2039	500,000	746,780
7.55%, 4/1/2039	225,000	352,593
Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	150,000	209,434
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	65,530
University of California 4.86%, 5/15/2112	150,000	158,981

		1,645,371

CONNECTICUT — 0.0% (e)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	115,889
Connecticut, State Special Tax Obligation Revenue 5.46%, 11/1/2030	120,000	146,094

		261,983

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	296,437
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	226,216

		522,653

ILLINOIS — 0.1%
Illinois, State General Obligation:
5.10%, 6/1/2033	320,000	323,680
7.35%, 7/1/2035	250,000	298,655

		622,335

MASSACHUSETTS — 0.0% (e)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	117,583

MISSISSIPPI — 0.0% (e)
Mississippi, State General Obligation Series F 5.25%, 11/1/2034	100,000	119,160

NEW JERSEY — 0.1%
New Jersey Economic Development Authority 1.10%, 6/15/2016	150,000	149,625
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	111,129
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	365,955
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	102,806

		729,515

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	286,290
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	125,957
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	106,673
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	350,682
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	312,720

		1,182,322

OHIO — 0.1%
Ohio State University
4.91%, 6/1/2040	100,000	118,774
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	200,000	265,022
8.08%, 2/15/2050	300,000	485,124

		868,920

OREGON — 0.0% (e)
Oregon School Boards Association
5.68%, 6/30/2028	100,000	123,877

PENNSYLVANIA — 0.1%
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	99,000	108,786

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Pennsylvania, State General Obligation 5.45%, 2/15/2030	$240,000	$288,408
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	94,880

		492,074

TEXAS — 0.0% (e)
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	74,577
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	103,036
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	133,835

		311,448

WASHINGTON — 0.0% (e)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	187,845

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $6,462,336)		7,185,086

	Shares
SHORT TERM INVESTMENTS — 12.7%
MONEY MARKET FUNDS — 12.7%
State Street Navigator Securities Lending Prime Portfolio (i)(j)	37,352,294	37,352,294
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (i)(k)	84,530,453	84,530,453

TOTAL SHORT TERM INVESTMENTS — (l)
(Cost $121,882,747)		121,882,747

TOTAL INVESTMENTS — 111.4% (m)
(Cost $1,043,485,529)		1,068,500,255
OTHER ASSETS & LIABILITIES — (11.4)%		(109,065,042)

NET ASSETS — 100.0%		$959,435,213

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(c)	Variable rate security — Rate shown is rate in effect at March 31, 2015. Maturity date shown is the final maturity.
(d)	Non-income producing security
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	When-issued security
(h)	Security, or a portion of the security has been designated as collateral for TBA securities.
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	Investments of cash collateral for securities loaned
(k)	The rate shown is the annualized seven-day yield at period end.
(l)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(m)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced
ULC = Unlimited Liability Corporation

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.8%
ALABAMA — 0.2%
Alabama, State General Obligation Series A 5.00%, 8/1/2022	$1,000,000	$1,225,420
Birmingham, AL, Waterworks Board Revenue:
Seres A 5.00%, 1/1/2028	160,000	184,794
5.00%, 1/1/2041	200,000	221,622
Mobile County, AL, Board of School Commissioners, Capital Outlay 3.75%, 3/1/2042	500,000	500,590
University of Alabama, General Revenue Series D-2 5.00%, 10/1/2037	230,000	262,784

		2,395,210

ARIZONA — 2.3%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A 5.00%, 12/1/2031	12,000,000	13,964,040
Arizona, State Transportation Board, Highway Revenue:
Series A 5.00%, 7/1/2018	2,500,000	2,823,600
Series A 5.00%, 7/1/2036	1,000,000	1,148,660
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,174,760
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,820,916
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue:
5.00%, 7/1/2025	700,000	831,719
5.00%, 7/1/2029	400,000	479,084
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
Series B 5.00%, 7/1/2026	1,000,000	1,229,270
Series A 5.00%, 7/1/2039	3,325,000	3,884,564

		28,356,613

ARKANSAS — 0.1%
Arkansas, State General Obligation 5.00%, 6/15/2021	125,000	150,610
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	567,588

		718,198

CALIFORNIA — 13.3%
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	350,000	414,820
Series B 5.00%, 6/1/2027	1,000,000	1,282,530
Series B 5.00%, 6/1/2029	900,000	1,156,959
California, State Department of Veterans Affairs Home, Purchase Revenue Series A 3.88%, 12/1/2028	630,000	661,286
California, State Department of Water Resources Center Valley Project, Revenue:
5.00%, 12/1/2018	605,000	692,719
Series AS 5.00%, 12/1/2024	260,000	329,514
California, State Department of Water Resources Supply Revenue Series L 5.00%, 5/1/2018	595,000	670,047
California, State Educational Facilities, Authority Revenue:
Series U-2 5.00%, 10/1/2032	500,000	656,215
Series U-3 5.00%, 6/1/2043	555,000	766,322
Series U-6 5.00%, 5/1/2045	100,000	139,193
5.25%, 4/1/2040	2,380,000	3,374,816
California, State Public Works Board, Lease Revenue:
Series F 5.00%, 10/1/2018	350,000	399,644
Series G 5.00%, 12/1/2024	215,000	263,446
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	593,645
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	2,530,000	2,730,452
Contra Costa County, CA, Community College District, General Obligation 5.00%, 8/1/2038	1,670,000	1,927,514
East Bay, CA, Municipal Utility District, Water System Revenue Series A 5.00%, 6/1/2028	1,905,000	2,355,018
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	3,200,000	3,739,328
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,280,780
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	250,000	291,377
Los Angeles, CA, Community College District, General Obligation Series F 4.00%, 8/1/2032	3,380,000	3,606,561
Los Angeles, CA, Department of Water & Power Revenue:
Series A 5.00%, 7/1/2015	400,000	404,644
Series B 5.00%, 7/1/2019	320,000	371,898
Series A 5.00%, 7/1/2020	7,400,000	8,783,578
Series D 5.00%, 7/1/2022	185,000	226,866
Series D 5.00%, 7/1/2033	1,000,000	1,172,720
Series A 5.00%, 7/1/2039	1,000,000	1,164,770
Series D 5.00%, 7/1/2039	3,875,000	4,496,472
Series B 5.00%, 7/1/2043	775,000	880,617
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	4,000,000	4,862,480
Los Angeles, CA, Harbor Department Revenue Series B 5.00%, 8/1/2039	2,050,000	2,390,423
Los Angeles, CA, Redevelopment Authority, Tax Allocation Series C 5.25%, 12/1/2025 (a)	3,505,000	4,354,857
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	1,250,000	1,307,012
Series KRY 5.00%, 7/1/2018	330,000	372,600
Series A 5.00%, 7/1/2021	2,500,000	3,017,350

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Series B 5.00%, 7/1/2021	$2,500,000	$3,017,350
Series C 5.00%, 7/1/2021	2,500,000	3,017,350
Series D 5.00%, 7/1/2021	2,500,000	3,017,350
Series C 5.00%, 7/1/2027	1,375,000	1,670,804
Series C 5.00%, 7/1/2030	1,285,000	1,527,428
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2032	500,000	574,785
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,777,800
Marin, CA, Water District Financing Authority Revenue Series A 5.00%, 7/1/2044	500,000	565,700
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	5,348,048
Orange County, CA, Sanitation District Wastewater Revenue:
Series A 3.00%, 2/1/2031	400,000	395,016
Series A 5.00%, 2/1/2035	1,955,000	2,332,413
Riverside County, CA, Transportation Commission, Sales Tax Revenue Series A 5.25%, 6/1/2031	150,000	179,543
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043 (b)	1,160,000	796,955
San Bernardino, CA, Community College District Series A 5.00%, 8/1/2029	1,000,000	1,176,020
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A 5.00%, 4/1/2029	700,000	843,934
Series A 5.00%, 4/1/2037	225,000	263,142
San Diego County, CA, Regional, Transportation Commission, Sales Tax Revenue Series A 5.00%, 4/1/2039	155,000	180,874
San Diego, CA, Community College District 5.00%, 8/1/2043	1,820,000	2,096,294
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	1,200,000	1,412,208
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A 5.00%, 7/1/2030	500,000	585,230
Series A 5.00%, 7/1/2032	1,000,000	1,161,090
Series A 5.00%, 7/1/2036	500,000	569,895
San Francisco, CA, City & County Public Utilities Commission Series B 5.00%, 10/1/2026	1,110,000	1,336,407
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C 4.00%, 11/1/2032	750,000	783,360
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,018,175
Subseries A 5.00%, 11/1/2024	2,400,000	2,895,864
Series A 5.00%, 11/1/2030	6,000,000	7,027,500
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,543,791
San Jose, CA, Financing Authority Revenue:
Series A 5.00%, 6/1/2028	1,435,000	1,687,890
Series A 5.00%, 6/1/2039	400,000	454,412
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	150,000	170,195
San Mateo County, CA, Transportation Authority Revenue Series A 5.00%, 6/1/2022 (c)	750,000	916,170
Santa Clara County, CA, General Obligation:
Series B 3.25%, 8/1/2035	750,000	728,197
Series B 5.00%, 8/1/2022	100,000	123,939
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	1,650,000	1,743,588
Southern California, Public Power Authority 5.00%, 7/1/2021	350,000	415,635
Southern, CA, Public Power Authority Revenue 5.25%, 7/1/2030	500,000	588,185
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	3,859,962
Series A 5.00%, 11/1/2019	150,000	175,680
Series AB 5.00%, 5/15/2025	2,635,000	3,131,329
Series AM 5.00%, 5/15/2027	565,000	691,888
Series A 5.00%, 11/1/2030	4,750,000	5,684,230
Series AI 5.00%, 5/15/2032	200,000	233,322
Series A 5.00%, 11/1/2032	1,135,000	1,341,388
5.00%, 5/15/2033	10,000,000	11,634,400
Series AI 5.00%, 5/15/2034	740,000	858,615
Series S 5.00%, 5/15/2040	1,000,000	1,112,790
Series AM 5.00%, 5/15/2049	1,000,000	1,149,850
Ventura County, CA, Public Financing Authority, Lease Revenue Series A 5.00%, 11/1/2030	640,000	738,829

		164,693,293

COLORADO — 1.9%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	2,750,000	3,372,022
Colorado, State Board of Governors University Enterprise System Revenue:
Series A 5.00%, 3/1/2031	2,000,000	2,474,380
Series A 5.00%, 3/1/2033	895,000	1,106,372
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H 3.25%, 3/15/2035	500,000	490,620

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation Series A 5.00%, 11/1/2024	$105,000	$129,753
Denver, CO, City & County School District No 1, General Obligation Series B 5.00%, 12/1/2027	11,000,000	13,514,710
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A 3.00%, 4/1/2029	650,000	643,396
Regional, CO, Transportation District, Sales Tax Revenue:
Series A 5.00%, 11/1/2028	1,600,000	1,989,120
Series A 5.00%, 11/1/2038	110,000	126,957
University of Colorado, Enterprise System Revenue Series A 5.00%, 6/1/2035	190,000	221,559

		24,068,889

CONNECTICUT — 3.2%
Connecticut, State General Obligation:
Series B 5.00%, 12/1/2016	1,575,000	1,692,038
5.00%, 12/1/2020	7,500,000	8,860,425
5.00%, 12/1/2021	7,500,000	8,838,000
Series C 5.00%, 7/15/2022	8,460,000	10,170,189
Series F 5.00%, 11/15/2024	1,000,000	1,231,550
Series D 5.00%, 11/1/2025	285,000	339,318
Series D 5.00%, 6/15/2031	360,000	422,186
Hartford County, CT, Metropolitan District Clean Water Project Revenue Series A 5.00%, 4/1/2033	1,750,000	1,922,218
University of Connecticut, Revenue:
Series A 5.00%, 2/15/2025	5,200,000	6,119,204
Series A 5.00%, 11/15/2028	115,000	136,137

		39,731,265

DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	3,021,877
Series B 5.00%, 7/1/2018	700,000	791,084
5.00%, 3/1/2020	3,000,000	3,534,930

		7,347,891

DISTRICT OF COLUMBIA — 1.1%
District of Columbia, General Obligation Series A 5.00%, 6/1/2022	130,000	159,168
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	2,500,000	2,586,675
Series C 4.00%, 12/1/2037	1,000,000	1,031,950
Series A 5.00%, 12/1/2016	7,000,000	7,517,790
Series A 5.00%, 12/1/2023	1,235,000	1,508,701
Series A 5.00%, 12/1/2036	590,000	674,134
Series C 5.00%, 12/1/2037	500,000	574,610

		14,053,028

FLORIDA — 2.1%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	510,003
Florida, State Board of Education Series D 5.00%, 6/1/2022	360,000	428,652
Florida, State Board of Education, Capital Outlay Series B 5.00%, 6/1/2025	2,000,000	2,399,460
Hillsborough County, FL, School Board, Certificates of Participation Series A 5.00%, 7/1/2029	810,000	941,641
Jacksonville, FL, Special Revenue:
Series C 5.00%, 10/1/2021	190,000	227,449
Series C 5.00%, 10/1/2024	315,000	379,736
Series C 5.00%, 10/1/2031	135,000	156,138
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,300,259
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
4.00%, 7/1/2042	500,000	510,710
5.00%, 7/1/2037	5,385,000	6,126,407
Orange County, FL, Sales Tax Revenue Series C 5.00%, 1/1/2020	735,000	856,929
Orange County, FL, School Board, Certificates of Participation Series C 5.00%, 8/1/2029 (c)	6,635,000	7,909,783
Orlando County, FL, Contract Tourist Development Series A 5.00%, 11/1/2044	1,100,000	1,254,891
Palm Beach County, FL, Solid Waste Authority Revenue 5.00%, 10/1/2024	800,000	954,080
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	931,327

		25,887,465

GEORGIA — 1.4%
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,245,720
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,541,082
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	4,775,000	5,191,094
Georgia, State General Obligation Series A-1 5.00%, 2/1/2017	100,000	108,197
Georgia, State Private Colleges & Universities Authority Revenue Series A 5.00%, 9/1/2041	5,965,000	6,733,829

		17,819,922

HAWAII — 0.6%
City & County of Honolulu, HI, General Obligation:
Series A 5.00%, 10/1/2017 (c)	1,240,000	1,371,837
Series B 5.00%, 10/1/2018 (c)	770,000	874,412
Series B 5.00%, 12/1/2023	150,000	178,797
Series B 5.00%, 12/1/2026	150,000	178,438
Series A 5.25%, 8/1/2034	1,500,000	1,776,270
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	955,000	1,025,804

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Series EH 5.00%, 8/1/2020	$105,000	$124,073
Series EA 5.00%, 12/1/2022	180,000	216,709
Series EA 5.00%, 12/1/2023	250,000	300,115
Series DZ 5.00%, 12/1/2029	990,000	1,165,349

		7,211,804

ILLINOIS — 2.2%
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	542,925
Chicago, IL, Waterworks Revenue 5.00%, 11/1/2027	1,295,000	1,467,481
Illinois Finance Authority 5.00%, 10/1/2029	125,000	147,445
Illinois, State Finance Authority Revenue:
Series A 5.00%, 10/1/2030	1,250,000	1,441,112
Series A 5.00%, 10/1/2051	5,020,000	5,469,240
Illinois, State General Obligation:
Series A 4.00%, 4/1/2031	1,500,000	1,555,080
5.00%, 1/1/2018 (a)	595,000	648,931
Illinois, State Toll Highway Authority Revenue:
5.00%, 1/1/2028	1,825,000	2,078,675
Series A 5.00%, 1/1/2035	105,000	117,869
Series B 5.00%, 1/1/2037	5,000,000	5,624,650
Series B 5.00%, 1/1/2038	1,000,000	1,123,320
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,271,729
Illinois, University of Chicago, Finance Authority Revenue Series A 4.00%, 10/1/2032	955,000	1,006,360
Metropolitan Pier & Exposition Authority, IL, Revenue Series B 5.00%, 12/15/2028	400,000	455,888
Schaumburg, IL, General Obligation Series A 4.00%, 12/1/2032	850,000	890,961

		26,841,666

INDIANA — 0.3%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue Series A 4.00%, 8/1/2030	2,325,000	2,454,898
Indianapolis, IN, Local Public Improvement Bond Bank Revenue Series F 5.00%, 1/1/2040 (a)	720,000	797,313

		3,252,211

IOWA — 0.0% (d)
Iowa, State Finance Authority Revenue 5.00%, 8/1/2021	125,000	150,394
Iowa, State Special Obligation Series A 4.00%, 6/1/2034	370,000	400,247

		550,641

KANSAS — 0.0%
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation 4.00%, 8/1/2044	500,000	516,000

KENTUCKY — 0.2%
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	200,000	207,804
Kentucky, State Property & Buildings Commission Revenue Series A 5.00%, 11/1/2017	375,000	414,086
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series B 4.00%, 5/15/2037	645,000	671,768
University of Kentucky, General Receipts Revenue Series A 4.00%, 4/1/2044	800,000	825,640

		2,119,298

LOUISIANA — 2.2%
East Baton Rouge, LA, Sewer Commission Revenue Series B 5.00%, 2/1/2039	3,335,000	3,834,616
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1 5.00%, 5/1/2023	250,000	301,590
Series B 5.00%, 5/1/2025	1,000,000	1,179,070
Series B 5.00%, 5/1/2036	310,000	355,263
Series B 5.00%, 5/1/2045	800,000	900,744
Louisiana, State General Obligation:
Series A 5.00%, 11/15/2018	200,000	227,898
Series A 5.00%, 2/1/2027	3,570,000	4,269,220
Series A 5.00%, 2/1/2028	1,000,000	1,182,840
Series D-1 5.00%, 12/1/2028	850,000	1,018,317
Louisiana, State Highway Improvement Revenue:
Series A 5.00%, 6/15/2019	900,000	1,039,257
Series A 5.00%, 6/15/2024	1,585,000	1,978,191
Louisiana, State Public Facilities Authority Revenue:
5.00%, 6/1/2022	2,765,000	3,332,185
5.00%, 6/1/2026	5,945,000	7,117,295

		26,736,486

MARYLAND — 4.0%
Anne Arundel County, MD, General Obligation
5.00%, 4/1/2019	1,410,000	1,621,500
Baltimore, MD, General Obligation
Series B 5.00%, 10/15/2019	280,000	324,982
Baltimore, MD, Project Revenue
Series A 5.00%, 7/1/2041	790,000	888,900
County of Montgomery MD
5.00%, 7/1/2017	490,000	537,697
Maryland, State Department of Transportation, Consolidated Transportation Revenue
5.00%, 5/1/2017	1,000,000	1,090,280
Maryland, State General Obligation:
Series A 3.00%, 3/1/2026	500,000	523,520
Series B 3.00%, 8/1/2028	1,300,000	1,322,243

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 4.00%, 3/1/2027	$4,400,000	$4,900,588
Series B 5.00%, 3/15/2017	1,900,000	2,064,996
Series B 5.00%, 8/1/2017	540,000	594,113
Series A 5.00%, 8/1/2018	700,000	792,659
Series C 5.00%, 8/1/2018	1,100,000	1,245,607
Series B 5.00%, 3/1/2019	800,000	918,864
Series B 5.00%, 3/15/2019	125,000	143,754
Series 2-C 5.00%, 8/1/2021	16,375,000	19,828,815
Series A 5.00%, 3/1/2024	1,000,000	1,200,390
Series B 5.00%, 8/1/2024	140,000	162,625
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B 4.25%, 7/1/2041	5,000,000	5,366,350
Prince George’s County, MD, General Obligation:
Series A 4.00%, 9/1/2026	1,500,000	1,721,325
Series A 5.00%, 3/1/2019	2,060,000	2,367,764
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,188,840

		49,805,812

MASSACHUSETTS — 5.6%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	491,985
Massachusetts, Bay Transportation Authority, Revenue Series A 4.00%, 7/1/2037	1,270,000	1,326,820
Massachusetts, Development Finance Agency, Revenue Series S 5.00%, 7/1/2024	2,570,000	3,116,254
Massachusetts, School Building Authority, Sales Tax Revenue:
Series A 5.00%, 8/15/2021	115,000	139,243
Series B 5.00%, 10/15/2032	500,000	579,485
Massachusetts, State College Building Authority Revenue:
Series C 3.00%, 5/1/2032	710,000	689,602
Series A 5.00%, 5/1/2033	7,055,000	8,192,125
Massachusetts, State Federal Highway Series A 5.00%, 6/15/2023	400,000	488,480
Massachusetts, State General Obligation:
Series C 3.00%, 8/1/2016	5,000,000	5,176,300
Seried D 4.00%, 10/1/2028	200,000	215,992
Series A 4.00%, 12/1/2032	2,465,000	2,632,521
Series C 5.00%, 8/1/2019	5,000,000	5,785,950
Series C 5.00%, 8/1/2020	400,000	472,660
Series D 5.00%, 10/1/2022	2,000,000	2,438,000
Series E 5.00%, 9/1/2023	125,000	152,025
Series B 5.00%, 8/1/2025	5,100,000	6,006,372
Series D 5.00%, 10/1/2026	560,000	672,655
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	454,037
Massachusetts, State School Building Authority Revenue Series B 5.00%, 10/15/2035	965,000	1,105,822
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B 5.00%, 8/15/2018	5,000,000	5,664,150
Series A 5.00%, 5/15/2032	400,000	467,596
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2022	150,000	180,255
Series A 5.00%, 6/1/2044	8,350,000	9,766,160
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2019	3,600,000	4,179,060
5.00%, 8/1/2024	480,000	571,123
Massachusetts, State Water Resources Authority Revenue Series B 5.00%, 8/1/2026	5,830,000	7,012,091
University of Massachusetts, Building Authority, Project Revenue Series 1 5.00%, 11/1/2039	600,000	686,028

		68,662,791

MICHIGAN — 0.3%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	537,905
5.25%, 11/1/2035	550,000	598,889
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2016	130,000	137,532
Series A 5.00%, 1/1/2017	600,000	646,938
Series A 5.00%, 7/1/2018	1,000,000	1,130,450
Series B 5.00%, 7/1/2020	350,000	403,302
5.00%, 10/1/2032	125,000	146,050

		3,601,066

MINNESOTA — 3.5%
Farmington, MN, Independent School District, General Obligation Series A 3.00%, 2/1/2024	750,000	785,168
Minneapolis, St. Paul, Metropolitan Airports Commission, Airport Revenue Series A 5.00%, 1/1/2035	845,000	953,861
Minnesota, State General Obligation:
Series B 4.00%, 8/1/2025	500,000	577,730
Series A 5.00%, 10/1/2015	10,000	10,239
Series B 5.00%, 3/1/2018	2,675,000	2,986,129
Series A 5.00%, 10/1/2018	10,000	11,400
Series D 5.00%, 8/1/2019	2,275,000	2,639,887
Series A 5.00%, 8/1/2020	7,710,000	9,145,294
Series F 5.00%, 10/1/2020	4,000,000	4,760,200
Series D 5.00%, 8/1/2022	1,355,000	1,605,716
Series F 5.00%, 10/1/2022	125,000	153,486
Series A 5.00%, 8/1/2023	4,465,000	5,461,186
Series B 5.00%, 3/1/2028	5,000,000	5,847,550
University of Minnesota, Revenue:
Series A 5.00%, 12/1/2018	2,750,000	3,134,835
Series A 5.25%, 12/1/2027	1,300,000	1,566,747
Western Minnesota, Municipal Power Agency Revenue:
Series A 5.00%, 1/1/2035	1,065,000	1,237,498
Series A 5.00%, 1/1/2036	2,000,000	2,317,240

		43,194,166

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series A 5.00%, 10/1/2036	3,000,000	3,446,490

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MISSOURI — 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond 5.00%, 10/1/2028	$1,320,000	$1,483,429
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series B 5.00%, 5/1/2038	5,000,000	5,774,550
Series B 5.00%, 5/1/2043	450,000	516,213
Missouri, State Board of Public Buildings, Special Obligation:
Series A 1.00%, 10/1/2026	965,000	810,706
Series A 4.00%, 10/1/2023	700,000	782,943
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien:
Series A 5.00%, 5/1/2018	945,000	1,063,881
Series A 5.00%, 5/1/2024	1,075,000	1,351,652

		11,783,374

NEBRASKA — 0.9%
Omaha, NE, Public Power District Electric Revenue Series B 5.00%, 2/1/2021	850,000	1,013,310
Omaha, NE, Sanitation Sewer Revenue:
4.00%, 11/15/2042	400,000	418,436
5.00%, 11/15/2034	7,000,000	8,206,520
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,126,540

		10,764,806

NEVADA — 1.5%
Clark County, NV, General Obligation 5.00%, 11/1/2031	2,000,000	2,379,840
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039 (c)	3,195,000	3,697,957
Series B 5.00%, 6/1/2042	5,625,000	6,298,031
Nevada, State Unemployment Compensation Fund, Special Revenue 5.00%, 6/1/2016	5,760,000	6,071,962

		18,447,790

NEW JERSEY — 1.2%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	15,000	16,521
Series A 4.00%, 9/1/2022	50,000	55,071
Series A 4.00%, 9/1/2022	3,135,000	3,431,916
Series A 4.00%, 9/1/2027	30,000	33,043
Series A 4.00%, 9/1/2027	40,000	44,057
Series A 4.00%, 9/1/2027	20,000	22,028
Series A 4.00%, 9/1/2027	75,000	82,607
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	9,630,000	10,997,845
New Jersey, State Educational Facilities Authority Revenue Series B 5.00%, 7/1/2032	265,000	315,901

		14,998,989

NEW MEXICO — 0.6%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022 (c)	3,250,000	3,932,663
Series B 5.00%, 7/1/2023	110,000	134,589
New Mexico, State Finance Authority Transportation Revenue:
5.00%, 6/15/2017	3,000,000	3,286,260
5.00%, 6/15/2018	140,000	158,159
New Mexico, State Severance Tax Revenue Series A 5.00%, 7/1/2020	250,000	288,073

		7,799,744

NEW YORK — 20.8%
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	2,000,000	2,226,260
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,174,980
Erie County, NY, Industrial Development Agency Revenue Series A 5.25%, 5/1/2029	1,390,000	1,644,676
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A 5.00%, 10/1/2028	3,450,000	4,171,153
New York & New Jersey, Port Authority Revenue:
4.00%, 12/15/2036	6,660,000	7,000,060
4.25%, 7/15/2040	1,000,000	1,062,120
4.50%, 7/15/2031	2,000,000	2,202,160
4.50%, 7/15/2036	850,000	924,970
5.00%, 12/15/2026	180,000	219,919
Series 179 5.00%, 12/1/2043	1,100,000	1,263,042
New York, NY, City Municipal Water Finance Authority:
Series AA 4.00%, 6/15/2044	6,420,000	6,665,244
5.00%, 6/15/2026	3,200,000	3,800,160
Series EE 5.00%, 6/15/2045	590,000	676,057
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series EE 4.00%, 6/15/2039	2,055,000	2,139,748
Series GG 5.00%, 6/15/2019	5,595,000	6,245,307
Series FF 5.00%, 6/15/2031	755,000	894,834
Series CC 5.00%, 6/15/2047	450,000	510,426
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	558,000
SubSeries B-1 5.00%, 8/1/2034	2,500,000	2,906,300
5.50%, 11/1/2035	4,545,000	5,428,230
New York, NY, City Transitional Finance Authority, Building Aid Revenue Series S-1 5.00%, 7/15/2028	1,025,000	1,203,575

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
SubSeries D 3.00%, 11/1/2027	$320,000	$329,194
SubSeries F-1 5.00%, 2/1/2018	130,000	144,307
SubSeries F-1 5.00%, 2/1/2018	45,000	50,165
Series F-1 5.00%, 5/1/2021	500,000	597,310
SubSeries F-1 5.00%, 2/1/2030	770,000	893,593
SubSeries D-1 5.00%, 2/1/2036	1,745,000	2,007,989
SubSeries A-1 5.00%, 11/1/2038	3,160,000	3,637,381
SubSeries E-1 5.00%, 2/1/2042	500,000	571,585
SubSeries B-1 5.00%, 8/1/2042	7,000,000	8,051,540
SubSeries D-1 5.25%, 11/1/2027	1,120,000	1,279,219
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series BB 4.63%, 6/15/2046	6,750,000	7,352,235
Series CC-1 5.00%, 6/15/2047	5,500,000	6,297,500
New York, NY, General Obligation:
Series I 5.00%, 8/1/2015	780,000	792,199
Series B 5.00%, 8/1/2018	130,000	146,344
Series A-1 5.00%, 10/1/2018	5,000,000	5,650,450
Series A-1 5.00%, 10/1/2019	5,000,000	5,780,000
Series J 5.00%, 8/1/2020	16,000,000	18,772,000
Series A-1 5.00%, 8/1/2027	120,000	141,737
SubSeries A-1 5.00%, 10/1/2028	435,000	513,383
5.00%, 8/1/2029	3,000,000	3,508,530
Series I 5.00%, 8/1/2029	4,025,000	4,697,054
SubSeries D-1 5.00%, 10/1/2032	125,000	144,251
SubSeries F-1 5.00%, 3/1/2037	1,475,000	1,675,585
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	4,500,000	5,207,355
5.13%, 1/15/2044	5,975,000	6,689,192
5.63%, 1/15/2046	1,000,000	1,134,710
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A Zero Coupon, 11/15/2030 (b)	2,960,000	1,724,378
Series A 5.00%, 11/15/2031	1,295,000	1,511,394
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,553,196
New York, NY, Sales Tax Asset Receivables Corp.:
Series A 5.00%, 10/15/2021 (c)	9,720,000	11,795,900
Series A 5.00%, 10/15/2026	6,000,000	7,461,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (b)	1,850,000	1,267,453
Series B Zero Coupon, 11/15/2029 (b)	735,000	460,801
Series A 4.00%, 11/15/2042	500,000	524,765
Series B 5.00%, 11/15/2027	5,550,000	6,685,974
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,299,100
New York, State Dormitory Authority Revenue, Non State Supported Debt 5.00%, 10/1/2045 (c)	3,250,000	4,516,980
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A 5.00%, 5/15/2025	650,000	779,213
Series A 5.00%, 7/1/2027	520,000	610,527
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series E 4.00%, 8/15/2031	255,000	273,187
Series E 5.00%, 2/15/2020	7,850,000	9,196,903
Series A 5.00%, 3/15/2020	1,000,000	1,173,910
Series A 5.00%, 12/15/2020	1,300,000	1,543,750
Series A 5.00%, 2/15/2021	250,000	298,738
Series A 5.00%, 3/15/2022	900,000	1,068,507
Series A 5.00%, 2/15/2024	300,000	368,952
Series A 5.00%, 12/15/2026	500,000	601,790
Series A 5.00%, 12/15/2029	4,725,000	5,587,454
Series A 5.00%, 12/15/2030	3,130,000	3,684,479
Series E 5.00%, 2/15/2040	715,000	808,307
Series A 5.00%, 2/15/2043	1,250,000	1,418,362
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 4.13%, 3/15/2033	2,105,000	2,269,821
Series A 5.00%, 3/15/2021	270,000	323,185
Series A 5.00%, 3/15/2028	10,000,000	11,911,300
Series A 5.00%, 3/15/2036	1,000,000	1,169,640
Series A 5.00%, 3/15/2037	1,990,000	2,324,141
Series A 5.00%, 3/15/2038	475,000	553,945
New York, State Dormitory Authority, State Income Tax Revenue Series A 5.00%, 2/15/2031	1,000,000	1,156,630
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series D 5.00%, 6/15/2020	500,000	591,890
New York, State General Obligation:
Series E 5.00%, 8/1/2018	635,000	714,832
Series B 5.00%, 8/1/2021	10,000,000	11,916,300
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	2,160,000	2,557,915
Series A 5.00%, 3/15/2026	405,000	477,054
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2018	1,120,000	1,252,317
Series D 5.00%, 3/15/2021	3,000,000	3,572,160
Series D 5.00%, 3/15/2022	1,700,000	2,048,551
Series C 5.00%, 3/15/2023	1,000,000	1,220,910
Series C 5.00%, 3/15/2027	4,500,000	5,335,020

		256,592,660

NORTH CAROLINA — 0.7%
North Carolina, State Capital Improvement Revenue:
Series A 5.00%, 5/1/2016	3,250,000	3,415,132
Series C 5.00%, 5/1/2028	905,000	1,065,873
North Carolina, State General Obligation:
Series D 4.00%, 6/1/2021	500,000	574,465
Series E 5.00%, 5/1/2016	105,000	110,347
Series B 5.00%, 6/1/2018	700,000	789,943

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Series C 5.00%, 5/1/2026	$1,965,000	$2,538,682

		8,494,442

OHIO — 2.9%
Cincinnati, OH, General Obligation Series A 5.00%, 12/1/2020	6,200,000	7,316,496
Columbus, OH, Sewer Revenue 5.00%, 6/1/2028	1,605,000	1,945,918
Cuyahoga County, OH, Certificate of Participation 4.00%, 12/1/2034	1,290,000	1,310,730
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	340,448
Franklin County, OH, General Obligation 5.00%, 6/1/2021	6,555,000	7,877,143
Hamilton County, OH, Sewer System Revenue Series A 5.00%, 12/1/2028	3,000,000	3,578,160
Ohio State University, Revenue Series A 4.00%, 6/1/2043	1,280,000	1,324,122
Ohio, State General Obligation:
Series B 5.00%, 3/15/2019	540,000	619,213
Series R 5.00%, 5/1/2019	2,075,000	2,386,333
Series A 5.00%, 9/15/2019	500,000	580,290
Series A 5.00%, 9/1/2025	4,505,000	5,672,065
Series D 5.00%, 12/1/2031	135,000	172,865
University of Miami 4.00%, 9/1/2039	2,465,000	2,583,197

		35,706,980

OKLAHOMA — 0.4%
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2026	2,500,000	3,040,575
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,346,540

		5,387,115

OREGON — 1.3%
Oregon, State Department of Transportation, Highway User Tax Revenue:
Senior Lien Series A 5.00%, 11/15/2024	125,000	157,905
Series A 5.00%, 11/15/2028	650,000	788,743
Oregon, State General Obligation:
Series F 5.00%, 5/1/2017	5,000,000	5,448,500
Series L 5.00%, 11/1/2017	435,000	481,488
Series N 5.00%, 12/1/2023	1,540,000	1,877,845
Series L 5.00%, 5/1/2024	205,000	245,422
Series N 5.00%, 8/1/2043	1,700,000	1,960,780
Portland, OR, Sewer System Revenue Series A 5.00%, 8/1/2020	125,000	147,918
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	4,000,000	4,834,800

		15,943,401

PENNSYLVANIA — 3.4%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue Series B 5.00%, 7/1/2021	5,000,000	5,537,150
Pennsylvania, State General Obligation:
5.00%, 7/1/2016	1,040,000	1,099,457
5.00%, 6/1/2017	840,000	915,138
5.00%, 11/15/2017	405,000	447,375
Series A 5.00%, 5/1/2018	1,310,000	1,464,619
Series A 5.00%, 5/1/2021	1,500,000	1,773,840
5.00%, 7/1/2021	2,925,000	3,467,119
5.00%, 7/1/2021	1,590,000	1,884,691
5.00%, 11/15/2021	1,000,000	1,191,650
5.00%, 4/1/2023	5,000,000	6,052,800
5.00%, 6/1/2023	9,795,000	11,736,859
5.00%, 11/15/2023	895,000	1,066,527
5.00%, 4/1/2024	2,455,000	2,961,908
5.00%, 10/15/2027	665,000	789,122
5.00%, 11/15/2029	440,000	511,852
Pennsylvania, State University Revenue 5.00%, 3/1/2040	500,000	567,820
Pennsylvania, Turnpike Commission Revenue 4.50%, 12/1/2038	300,000	315,027

		41,782,954

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. 5.00%, 9/1/2021	1,000,000	1,204,340
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue:
Series A 4.00%, 10/1/2018	475,000	521,987
Series D 5.00%, 8/1/2024	250,000	308,922

		2,035,249

SOUTH CAROLINA — 0.1%
Charleston, SC, Educational Excellence Finance Corp. Revenue 5.00%, 12/1/2022	550,000	670,455

SOUTH DAKOTA — 0.1%
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	1,355,000	1,354,079

TENNESSEE — 0.7%
Memphis, TN, General Obligation
Series A 5.00%, 11/1/2023	5,000,000	6,180,300
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue
Series D 3.25%, 10/1/2037	1,420,000	1,382,342
Tennessee, State General Obligation
Series A 5.00%, 8/1/2022	350,000	429,436
Tennessee, State School Bond Authority
Series A 5.00%, 5/1/2027	500,000	594,535

		8,586,613

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

TEXAS — 10.2%
Alvin, TX, Independent School District, General Obligation Series C 5.00%, 2/15/2028 (a)	$3,000,000	$3,608,940
Arlington, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2026 (a)	885,000	1,065,921
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2032	800,000	843,488
Austin, TX, General Obligation:
5.00%, 9/1/2019	660,000	766,003
5.00%, 9/1/2034	375,000	441,420
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2033	765,000	892,862
5.00%, 11/15/2034	370,000	430,554
5.00%, 11/15/2039	3,200,000	3,693,280
5.00%, 11/15/2042	2,800,000	3,176,656
Bexar County, TX, General Obligation Series B 5.00%, 6/15/2032	3,000,000	3,489,570
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (a)	260,000	305,893
5.00%, 2/15/2024 (a)	415,000	487,181
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (a)	500,000	592,670
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A 5.00%, 12/1/2023	6,450,000	7,958,526
Series A 5.00%, 12/1/2026	500,000	612,455
Dallas, TX, General Obligation:
4.00%, 2/15/2032	5,290,000	5,940,934
Series A 5.00%, 2/15/2017	175,000	189,445
5.00%, 2/15/2026	1,000,000	1,224,220
5.00%, 2/15/2027	5,000,000	6,049,450
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (a)	1,250,000	1,256,550
Series A 5.00%, 8/15/2032 (a)	1,000,000	1,191,020
El Paso County, TX, Hospital District, General Obligation 4.00%, 8/15/2035	135,000	137,300
Fort Worth, TX, Independent School District, General Obligation 4.00%, 2/15/2035 (a)	5,000,000	5,354,400
Harris County, TX, Flood Control District:
Series A 5.00%, 10/1/2026	1,000,000	1,181,930
Series A 5.00%, 10/1/2029	500,000	582,655
Series A 5.00%, 10/1/2039	1,585,000	1,812,289
Harris County, TX, General Obligation 5.00%, 8/15/2026	120,000	144,972
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue:
5.00%, 11/1/2025	300,000	360,741
Series A 5.00%, 11/1/2030	365,000	429,955
Series A 5.00%, 11/1/2031	5,395,000	6,333,352
Harris, TX, General Obligation Series A 5.00%, 10/1/2024	100,000	122,475
Houston, TX, General Obligation:
Series A 5.00%, 3/1/2020	110,000	128,699
Series A 5.00%, 3/1/2022	140,000	166,013
Series A 5.00%, 3/1/2022	2,000,000	2,329,660
Houston, TX, Independent School District, General Obligation Series C 5.00%, 2/15/2019	50,000	57,346
Houston, TX, Utilities System Revenue:
Series C 4.00%, 5/15/2021	200,000	226,986
Series D 5.00%, 11/15/2020	2,750,000	3,268,183
Series F 5.00%, 11/15/2030	160,000	187,550
Katy, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2028 (a)	4,000,000	4,869,480
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (a)	3,320,000	4,088,281
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (b)(a)	3,000,000	1,354,170
Lewisville, TX, Independent School District, General Obligation:
Series A 4.00%, 8/15/2018 (a)	2,125,000	2,341,686
Series A 5.00%, 8/15/2022 (a)	150,000	178,250
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (a)	1,000,000	1,134,420
Mansfield, TX, Independent School District 5.00%, 2/15/2021 (a)	145,000	170,745
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (b)	1,530,000	715,734
North Texas, Tollway Authority Revenue:
Series D 5.00%, 9/1/2031	5,980,000	6,933,332
Series D 5.25%, 9/1/2025	120,000	145,283
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	360,000	446,418
5.00%, 9/1/2029	1,340,000	1,569,944
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020 (c)	10,000,000	11,651,600
5.25%, 2/1/2025	300,000	381,984
San Antonio, TX, General Obligation 5.00%, 2/1/2026	465,000	568,011
San Antonio, TX, Independent School District, General Obligation
5.00%, 8/15/2025 (a)	2,000,000	2,371,900
San Antonio, TX, Public Facilities Corp. Lease Revenue
4.00%, 9/15/2035	695,000	721,306
San Antonio, TX, Water Revenue
Series A 5.00%, 5/15/2026	890,000	1,076,063

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Texas, Permanent University Fund Revenue Series B 5.00%, 7/1/2024	$2,250,000	$2,823,075
Texas, State General Obligation:
Series A 5.00%, 4/1/2023	4,000,000	4,863,080
Series A 5.00%, 10/1/2025	100,000	124,242
Series A 5.00%, 10/1/2028	200,000	242,746
Series A 5.00%, 10/1/2030	4,095,000	4,916,498
Series A 5.00%, 4/1/2042	1,205,000	1,368,061
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (a)	500,000	577,550
University of Houston, Revenue Series A 5.00%, 2/15/2022	1,950,000	2,306,616
University of Texas, Revenue:
Series A 4.00%, 8/15/2021	500,000	573,570
Series B 5.00%, 8/15/2026	155,000	188,001

		125,743,590

UTAH — 0.2%
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	529,100
5.00%, 7/1/2019	400,000	463,668
Series A 5.00%, 7/1/2019	1,000,000	1,159,170

		2,151,938

VIRGINIA — 2.7%
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A 5.00%, 10/1/2020	2,500,000	2,956,925
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,290,378
Series A 5.00%, 4/1/2018	600,000	672,696
Series B 5.00%, 4/1/2024	900,000	1,132,866
Series A 5.00%, 4/1/2030	450,000	518,400
University of Virginia, Revenue 5.00%, 6/1/2043	3,100,000	3,596,837
Virginia, College Building Authority, Educational Facilities Revenue:
Series B 3.00%, 2/1/2029	935,000	935,552
Series B 5.00%, 9/1/2021	1,500,000	1,771,860
5.00%, 2/1/2027	3,620,000	4,210,168
Virginia, Commonwealth Transportation Board Revenue:
4.75%, 5/15/2035	100,000	111,903
5.00%, 3/15/2024	875,000	1,061,314
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 2/1/2024	2,135,000	2,639,223
Series A 5.00%, 2/1/2025 (c)	5,665,000	7,027,376
Virginia, State General Obligation Series B 5.00%, 6/1/2018	300,000	338,346
Virginia, State Public Building Authority, Public Facilities Revenue Series A 3.00%, 8/1/2032	540,000	512,557
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,721,775

		33,498,176

WASHINGTON — 3.5%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2021	155,000	185,833
Energy Northwest, WA, Electric Revenue:
Series A 5.00%, 7/1/2019	4,000,000	4,609,160
Series C 5.00%, 7/1/2026	2,000,000	2,451,060
Pierce County, WA, Sewer Revenue 4.00%, 8/1/2031	250,000	262,630
Seattle, WA, Water System Revenue 5.00%, 9/1/2021	125,000	150,881
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,558,092
Tacoma, WA, Electric System Revenue Series A 5.00%, 1/1/2020	1,365,000	1,587,045
University of Washington, Revenue:
Series C 4.00%, 7/1/2033	625,000	661,231
Series B 5.00%, 6/1/2037	6,000,000	7,072,860
Washington, State General Obligation:
Series D 3.00%, 2/1/2031	605,000	588,586
Series B-1 4.00%, 8/1/2028	395,000	425,352
Series R-2013A 5.00%, 7/1/2016	750,000	793,455
Series R-2011C 5.00%, 7/1/2022	1,490,000	1,758,230
Series A 5.00%, 8/1/2025	3,055,000	3,644,462
5.00%, 2/1/2031	6,175,000	7,235,186
Series C 5.00%, 6/1/2041	7,200,000	8,207,208
Series B 5.75%, 2/1/2025	470,000	580,610

		42,771,881

WISCONSIN — 2.1%
Wisconsin, State Department of Transportation Revenue Series 1 5.00%, 7/1/2024	250,000	287,402
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,372,930
Series 1 5.00%, 5/1/2017	1,485,000	1,618,858
Series B 5.00%, 5/1/2030	19,410,000	22,755,702

		26,034,892

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,190,079,503)		1,231,559,333

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.6%
MONEY MARKET FUND — 0.6%
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $7,129,823)	7,129,823	$7,129,823

TOTAL INVESTMENTS — 100.4% (h)
(Cost $1,197,209,326)		1,238,689,156
OTHER ASSETS & LIABILITIES — (0.4)%		(5,420,035)

NET ASSETS — 100.0%		$1,233,269,121

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	2.51%
	Assured Guaranty Municipal Corp.	0.47%

(b)	Non-income producing security
(c)	When-issued security
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 96.4%
CALIFORNIA — 96.4%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 5.25%, 12/1/2026	$245,000	$299,949
Alameda County, CA, Transportation Authority, Sales Tax Revenue 4.00%, 3/1/2022	1,000,000	1,157,840
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	513,360
5.00%, 4/1/2028	750,000	890,797
California, East Bay Municipal Utility District, Water System Revenue:
Series B 4.00%, 6/1/2017	250,000	268,783
Series B 5.00%, 6/1/2020	650,000	770,380
Series B 5.00%, 6/1/2023	1,000,000	1,242,700
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	500,000	603,785
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,233,200
Series L 5.00%, 5/1/2019	2,500,000	2,890,975
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	500,000	520,170
Series L 5.00%, 5/1/2016	200,000	210,218
Series L 5.00%, 5/1/2017	500,000	546,450
California, State Educational Facilities, Authority Revenue 5.25%, 4/1/2040	1,000,000	1,417,990
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2018	710,000	810,706
California, State University Revenue:
Series A 4.00%, 11/1/2032	615,000	653,394
Series A 5.00%, 11/1/2033	1,000,000	1,177,240
California, William S. Hart Union High School District, Election of 2008:
Series C 4.00%, 8/1/2027	500,000	549,300
Series C 4.00%, 8/1/2038	595,000	616,723
Cerritos, CA, Community College District, General Obligation Series A 5.00%, 8/1/2039	1,000,000	1,157,110
Coast, CA, Community College District, General Obligation Series A 5.00%, 8/1/2020	500,000	593,645
Coast, CA, Community College District, General Obligation, Election of 2012 Series A 4.00%, 8/1/2032	500,000	539,615
Contra Costa County, CA, Community College District, General Obligation:
4.00%, 8/1/2030	500,000	530,595
5.00%, 8/1/2034	695,000	807,750
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	500,000	591,135
Series B 5.00%, 3/1/2025	750,000	881,602
Cupertino, CA, Union School District, General Obligation Series B 4.00%, 8/1/2037	605,000	647,743
Emeryville, CA, Redevelopment Successor Agency, Tax Allocation Series A 5.00%, 9/1/2023 (a)	1,000,000	1,224,240
Garden Grove, CA, Unified School District, General Obligation Series C 5.00%, 8/1/2035	600,000	686,322
Grossmont, CA, Community College District, Election of 2012 Series A 5.25%, 8/1/2038	800,000	934,832
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	500,000	570,195
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	750,000	874,132
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,500,000	1,783,575
5.00%, 7/1/2028	1,000,000	1,214,380
Los Angeles, CA, Community College District, General Obligation:
Series F 4.00%, 8/1/2032	500,000	533,515
Series F 5.00%, 8/1/2029	1,000,000	1,185,050
Series A 5.00%, 8/1/2030	1,500,000	1,782,525
Los Angeles, CA, Department of Airports Revenue:
Series B 5.00%, 5/15/2035	1,000,000	1,156,390
Series D 5.00%, 5/15/2040	1,000,000	1,134,770
Los Angeles, CA, Department of Water & Power Series A 5.00%, 7/1/2041	1,250,000	1,396,337
Los Angeles, CA, Department of Water & Power Revenue:
Series B 5.00%, 7/1/2019	205,000	238,247
Series D 5.00%, 7/1/2022	565,000	692,860
Series D 5.00%, 7/1/2039	1,150,000	1,334,437
Los Angeles, CA, Department of Water & Power Waterworks Revenue Series A 5.00%, 7/1/2044	795,000	922,502
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	200,000	232,962
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,117,790
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	261,403
Series A 5.00%, 7/1/2020	250,000	295,975
Series B 5.00%, 7/1/2020	250,000	295,975
Series C 5.00%, 7/1/2020	250,000	295,975
Series D 5.00%, 7/1/2020	250,000	295,975
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2018	500,000	564,410
Series B 5.00%, 6/1/2030	1,000,000	1,158,690

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	$500,000	$565,700
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	271,143
Series C 5.00%, 10/1/2027	500,000	649,035
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (b)	4,000,000	841,400
Ohlone, CA, Community College District 5.00%, 8/1/2028	600,000	710,760
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	500,000	493,770
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2031	650,000	774,079
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	3,000,000	796,350
Rancho Cucamonga, CA, Redevelopement Agency Successor, Tax Allocation 5.00%, 9/1/2026 (a)	1,000,000	1,214,080
San Antonio, CA, Community College District, General Obligation Series A Zero Coupon, 8/1/2043 (b)	1,500,000	1,030,545
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	500,000	567,055
San Diego County, CA, Water Authority Revenue, Certificates of Participation 5.00%, 5/1/2024	1,000,000	1,223,340
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	597,515
5.00%, 8/1/2041	750,000	854,715
San Diego, CA, Community College District, General Obligation 5.00%, 8/1/2032	975,000	1,147,419
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	750,000	880,132
Series A 5.00%, 8/1/2028	330,000	388,298
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2017	1,500,000	1,647,420
San Francisco, CA, Bay Area Rapid Transit District Revenue Series A 5.00%, 7/1/2032	500,000	580,545
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.50%, 11/1/2038	315,000	337,371
Series A 5.00%, 11/1/2032	860,000	995,295
5.00%, 11/1/2036 (c)	250,000	293,545
Series A 5.00%, 11/1/2041	750,000	847,043
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	1,000,000	1,119,090
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	750,000	876,202
5.25%, 3/1/2031	500,000	583,180
San Jose, CA, Financing Authority Revenue Series A 5.00%, 6/1/2039	1,000,000	1,136,030
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	500,000	567,315
San Mateo, CA, County Transportation Authority Revenue Series A 5.00%, 6/1/2029 (c)	1,000,000	1,224,060
San Mateo, CA, Community College District, General Obligation 5.00%, 9/1/2029	270,000	329,025
San Mateo, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2025	1,500,000	1,834,050
San Mateo, CA, Union High School District, General Obligation Series A 5.00%, 9/1/2026	500,000	609,430
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	500,000	594,525
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036	500,000	589,110
Santa Monica, CA, Community College District, Gereral Obligation Series B 5.00%, 8/1/2044	335,000	389,401
Solano County, CA, Community College District, General Obligation Series A 4.38%, 8/1/2047	500,000	528,360
Sonoma County, CA, Junior College District, General Obligation 5.00%, 8/1/2019	1,000,000	1,164,060
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,181,960
5.00%, 7/1/2030	1,000,000	1,157,800
University of California, Revenue:
Series E 4.00%, 5/15/2019	1,260,000	1,405,039
Series AF 5.00%, 5/15/2024	1,000,000	1,232,980
5.00%, 5/15/2037	750,000	856,815
Series I 5.00%, 5/15/2040	1,000,000	1,166,720
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A 5.00%, 11/1/2024	300,000	359,487
Series A 5.00%, 11/1/2025	600,000	714,816
West Valley-Mission Community College District, CA, General Obligation Series A 5.00%, 8/1/2034	660,000	765,409
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042 (b)	500,000	293,300

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $79,501,639)		83,691,338

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 4.3%
MONEY MARKET FUND — 4.3%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $3,730,261)	3,730,261	$3,730,261

TOTAL INVESTMENTS — 100.7% (g)
(Cost $83,231,900)		87,421,599
OTHER ASSETS & LIABILITIES — (0.7)%		(623,273)

NET ASSETS — 100.0%		$86,798,326

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	2.81%

(b)	Non-income producing security
(c)	When-issued security
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 102.0%
NEW YORK — 102.0%
Battery Park City, NY, Authority Revenue Series A 5.00%, 11/1/2024	$500,000	$624,390
Brookhaven, NY, General Obligation Series A 3.00%, 2/1/2023	195,000	210,220
Dutchess County, NY, Local Development Corp. Revenue Series A 5.00%, 1/1/2049	750,000	834,847
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2021	250,000	294,423
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2026	395,000	469,683
Erie County, NY, Industrial Development Agency School Facility Revenue Series A 5.25%, 5/1/2025	500,000	600,795
Monroe County, NY, Industrial Development Agency, School Facility Revenue 5.00%, 5/1/2027	200,000	235,882
Monroe County, NY, Industrial Development Corp. Revenue Series A 5.00%, 7/1/2030	250,000	290,830
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2018	500,000	570,480
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.00%, 10/1/2022	250,000	304,620
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	200,000	199,500
4.00%, 12/1/2022	300,000	341,343
4.00%, 7/15/2037	250,000	261,788
Series 179 5.00%, 12/1/2038	200,000	230,468
5.00%, 7/15/2039	250,000	285,530
New York, NY, City Educational Construction Fund Revenue Series A 5.75%, 4/1/2041	85,000	101,754
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	150,517
SubSeries D-1 5.00%, 2/1/2025	250,000	304,757
Series A 5.00%, 11/1/2025	115,000	137,652
SubSeries B-1 5.00%, 8/1/2030	500,000	590,180
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00%, 11/1/2020	500,000	592,870
New York, NY, City Water Finance Authority, Water & Sewer System Revenue:
Series DD 3.13%, 6/15/2027	165,000	169,145
Series CC-1 4.25%, 6/15/2044	500,000	533,315
Series BB 4.63%, 6/15/2046	500,000	544,610
Series DD 5.00%, 6/15/2036	500,000	579,855
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	210,232
Series E 4.00%, 8/1/2022	250,000	282,400
Series J 5.00%, 8/1/2020	500,000	586,625
Series C 5.00%, 4/15/2024	500,000	626,580
Series F 5.00%, 8/1/2027	880,000	1,032,786
New York, NY, Liberty Development Corp. Revenue:
5.00%, 9/15/2032	500,000	578,595
5.00%, 9/15/2040	90,000	102,668
5.13%, 1/15/2044	500,000	559,765
5.25%, 12/15/2043	500,000	576,320
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2025	500,000	603,120
Series A 5.00%, 11/15/2031	500,000	583,550
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
4.00%, 12/1/2017	480,000	521,021
5.00%, 12/1/2016	500,000	537,515
5.00%, 12/1/2022	120,000	145,830
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	263,698
Series AA 5.00%, 6/15/2044	500,000	562,190
New York, NY, Sales Tax Asset Receivable Corp. Series A 5.00%, 10/15/2030	500,000	605,445
New York, NY, Sales Tax Asset Receivables Corp. Series A 5.00%, 10/15/2026	500,000	621,750
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	250,000	301,117
Series B 5.00%, 11/15/2023	500,000	608,630
Series B 5.00%, 11/15/2023	500,000	617,285
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	250,000	287,388
New York, State Bridge Authority General Obligation:
4.00%, 1/1/2027	500,000	550,180
5.00%, 1/1/2026	125,000	148,460
New York, State Dormitory Authority Revenue, Non State Supported Debt 5.00%, 10/1/2045 (a)	750,000	1,042,380
New York, State Dormitory Authority, Personal Income Tax Revenue Series E 5.00%, 2/15/2040	200,000	226,100
New York, State Dormitory Authority, Sales Tax Revenue Series A 4.13%, 3/15/2033	900,000	970,470
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series C 4.00%, 3/15/2019	100,000	110,911
Series E 5.00%, 2/15/2027	350,000	404,785
Series A 5.00%, 3/15/2035	500,000	584,060
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	282,343
5.00%, 6/15/2036	500,000	571,360
5.00%, 6/15/2041	250,000	284,603

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	$275,000	$304,309
New York, State General Obligation:
Series E 4.00%, 12/15/2027	125,000	138,761
Series A 5.25%, 2/15/2024	310,000	371,302
New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2018	750,000	840,885
Series A 5.00%, 4/1/2020	155,000	182,564
New York, State Power Authority Revenue Series A 5.00%, 11/15/2022	500,000	610,610
New York, State Thruway Authority, Personal Income Tax Revenue Series A 5.00%, 3/15/2029	500,000	584,115
New York, State Thruway Authority, Second General Highway & Bridge Trust Series A-1 5.00%, 4/1/2021	300,000	357,513
New York, State Urban Development Corp. Revenue:
Series A 3.50%, 3/15/2028	235,000	245,267
Series A 4.00%, 3/15/2024	500,000	554,645
New York, Utility Debt Securitization Authority Revenue:
Series TE 5.00%, 12/15/2029	750,000	896,932
Series TE 5.00%, 12/15/2041	100,000	116,362
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	600,005

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $30,316,325)		31,252,886

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (b)(c)(d) (Cost $85,947)	85,947	85,947

TOTAL INVESTMENTS — 102.3% (e)
(Cost $30,402,272)		31,338,833
OTHER ASSETS & LIABILITIES — (2.3)%		(707,888)

NET ASSETS — 100.0%		$30,630,945

(a)	When-issued security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (See accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 100.5%
ALABAMA — 1.2%
Alabama, Public School & College Authority Revenue Series A 5.00%, 3/1/2017	$1,000,000	$1,080,930
Alabama, State General Obligation:
Series A 5.00%, 8/1/2017	5,000,000	5,503,500
Series A 5.00%, 8/1/2018	11,800,000	13,374,356
Series A 5.00%, 8/1/2019	8,865,000	10,299,091

		30,257,877

ALASKA — 0.2%
Alaska, State General Obligation Series A 5.00%, 8/1/2016	3,250,000	3,450,525
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,064,860

		4,515,385

ARIZONA — 1.9%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	328,569
Series B 5.00%, 7/1/2019	5,000,000	5,781,600
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series B 4.00%, 1/1/2017	500,000	528,775
Series A 4.00%, 12/1/2017	1,310,000	1,421,245
Arizona, State Transportation Board Revenue:
Series A 5.00%, 7/1/2017	700,000	766,332
Series A 5.00%, 7/1/2018	5,435,000	6,134,756
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,250,000	4,906,752
Maricopa County, AZ, Community College District, General Obligation 3.00%, 7/1/2018	2,350,000	2,497,721
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,000,000	1,135,330
5.25%, 7/1/2019	1,550,000	1,807,579
Phoenix, AZ, Civic Improvement Corp. Transportation, Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,407,944
5.00%, 7/1/2019	6,415,000	7,414,970
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.00%, 6/1/2019	1,000,000	1,151,140
5.00%, 6/1/2019	650,000	748,807
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	10,545,000	11,317,527

		48,349,047

ARKANSAS — 0.1%
Arkansas, State Highway Grant Anticipation & Tax Revenue 5.00%, 4/1/2019	2,705,000	3,114,185

CALIFORNIA — 11.5%
Alameda County, CA, Transportation Authority Sales Tax Revenue 4.00%, 3/1/2019	4,000,000	4,460,760
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,355,016
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B 1.50%, 4/1/2047 (a)	6,000,000	6,075,240
Series C 1.88%, 4/1/2047 (a)	29,175,000	29,756,458
California, State Department of Water Resources Center Valley Project Revenue:
Series AS 4.00%, 12/1/2018	6,535,000	7,247,968
Series AI 5.00%, 12/1/2019	2,345,000	2,753,569
California, State Department of Water Resources Revenue:
Series M 4.00%, 5/1/2016	5,710,000	5,940,341
Series L 5.00%, 5/1/2016	600,000	630,654
Series M 5.00%, 5/1/2016	7,425,000	7,804,343
Series L 5.00%, 5/1/2017	3,290,000	3,595,641
Series L 5.00%, 5/1/2019	27,360,000	31,638,830
California, State Economic Recovery, General Obligation:
Series A 5.00%, 7/1/2018	8,965,000	10,162,276
Series A 5.00%, 7/1/2018	2,585,000	2,933,794
California, State Public Works Board, Lease Revenue:
Series F 4.00%, 10/1/2015	1,145,000	1,166,663
Series F 5.00%, 10/1/2016	4,505,000	4,822,603
California, State University Revenue:
Series A 4.00%, 11/1/2018	1,775,000	1,967,623
Series A 5.00%, 11/1/2018	1,000,000	1,143,650
Series A 5.00%, 11/1/2019	2,190,000	2,564,928
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,569,724
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	10,966,000
Long Beach, CA, Harbor Revenue Series C 5.00%, 11/15/2018	5,000,000	5,714,350
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Series B 5.00%, 7/1/2017	930,000	1,021,521
Series B 5.00%, 7/1/2018	2,040,000	2,307,526
Los Angeles, CA, Community College District, General Obligation Series A 5.00%, 8/1/2019	12,000,000	14,007,480
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,633,505
Series A 5.00%, 7/1/2018	2,580,000	2,919,218
Series A 5.00%, 7/1/2018	450,000	509,166
Series B 5.00%, 7/1/2018	1,000,000	1,133,200
Los Angeles, CA, General Obligation:
Series A 5.00%, 9/1/2016	10,000,000	10,648,600
Series A 5.00%, 9/1/2017	13,230,000	14,619,944

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	$6,370,000	$7,120,322
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,614,025
Series D 4.00%, 7/1/2017	750,000	805,680
5.00%, 7/1/2017	1,000,000	1,096,400
Series A 5.00%, 7/1/2017	325,000	356,330
Series A 5.00%, 7/1/2019	3,000,000	3,472,110
Series B 5.00%, 7/1/2019	2,500,000	2,893,425
Series C 5.00%, 7/1/2019	7,500,000	8,680,275
Series D 5.00%, 7/1/2019	2,500,000	2,893,425
Los Angeles, CA, Wastewater System Revenue Series A 5.00%, 6/1/2018	1,000,000	1,128,820
Orange County, CA, Sanitation District Wastewater Revenue Series A 5.00%, 8/1/2015	500,000	507,840
San Diego County, CA, Water Authority Revenue Series A 4.00%, 5/1/2018	300,000	328,455
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,265,000	10,851,029
San Diego, CA, Unified School District, General Obligation Series R-3 5.00%, 7/1/2019	3,500,000	4,053,945
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	875,000	891,319
Series A 5.00%, 10/1/2017	1,000,000	1,108,510
5.00%, 11/1/2019 (b)	1,000,000	1,164,580
San Francisco, CA, City & County, Certificates of Participation Series B 5.00%, 9/1/2016	5,260,000	5,595,062
San Francisco, CA, Unified School District, General Obligation 5.00%, 6/15/2017	8,170,000	8,962,735
San Luis County, CA, Community College District, General Obligation Series A 3.00%, 8/1/2017	3,580,000	3,781,840
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,000,000	1,155,620
San Mateo County, CA, Transportation Authority Revenue:
Series A 4.00%, 6/1/2019 (b)	610,000	680,601
Series A 5.00%, 6/1/2020 (b)	750,000	886,710
Southern California, Metropolitan Water District Revenue Series A 5.00%, 7/1/2019	7,250,000	8,429,067
Southern California, State Public Power Authority Revenue:
5.00%, 7/1/2016	725,000	767,007
Series A 5.00%, 7/1/2017	350,000	384,857
University of California, Revenue:
Series AF 4.00%, 5/15/2019	3,250,000	3,631,063
Series AF 5.00%, 5/15/2017	250,000	273,268
5.00%, 5/15/2018	3,500,000	3,937,710
Series AO 5.00%, 5/15/2020	2,500,000	2,956,425
Series I 5.00%, 5/15/2020	8,000,000	9,438,800

		294,917,846

COLORADO — 0.6%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	8,900,000	9,583,164
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	3,899,772
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue:
Series A 5.00%, 4/1/2016	145,000	151,824
Series A 5.00%, 4/1/2019	570,000	658,635

		14,293,395

CONNECTICUT — 3.2%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,639,405
Series C 5.00%, 12/1/2015	600,000	618,978
Series A 5.00%, 1/1/2016	490,000	507,292
Series C 5.00%, 12/15/2016	2,800,000	3,008,012
Series A 5.00%, 4/1/2017	950,000	1,031,814
Series A 5.00%, 10/15/2017	535,000	591,196
Series D 5.00%, 11/1/2017	7,685,000	8,502,146
Series C 5.00%, 6/15/2018	5,300,000	5,949,992
Series A 5.00%, 10/15/2018	3,855,000	4,363,397
Series E 5.00%, 9/1/2019	7,500,000	8,655,825
Series F 5.00%, 11/15/2019	11,575,000	13,422,601
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 0.88%, 7/1/2049 (a)	4,865,000	4,861,595
Series 2010A 1.20%, 7/1/2049 (a)	10,000,000	9,985,100
Connecticut, State Special Tax Obligation Revenue:
5.00%, 11/1/2015	500,000	513,855
Series A 5.00%, 10/1/2016	560,000	597,957
Series A 5.00%, 11/1/2016	2,650,000	2,838,362
Series B 5.00%, 1/1/2018	9,650,000	10,681,103
Series A 5.00%, 10/1/2018	1,805,000	2,041,690
Series C 5.00%, 11/1/2020	1,085,000	1,283,631

		83,093,951

DELAWARE — 0.9%
Delaware, State General Obligation:
Series B 5.00%, 2/1/2017	585,000	632,952
Series B 5.00%, 2/1/2018	1,000,000	1,116,250
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2017	15,500,000	16,992,495
5.00%, 7/1/2019	2,760,000	3,186,503

		21,928,200

DISTRICT OF COLUMBIA — 0.4%
District of Columbia, Income Tax Revenue:
Series A 5.00%, 12/1/2016	2,000,000	2,148,280
Series A 5.00%, 12/1/2018	5,275,000	6,021,360
Series A 5.00%, 12/1/2019	1,500,000	1,750,200

		9,919,840

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

FLORIDA — 4.4%
Florida, State Board of Education, Capital Outlay, General Obligation:
Series B 5.00%, 6/1/2016	$250,000	$263,480
Series A 5.00%, 6/1/2018	4,000,000	4,497,960
Series B 5.00%, 6/1/2018	4,250,000	4,779,082
Series B 5.00%, 6/1/2019	7,135,000	8,223,801
Florida, State Board of Education, General Obligation:
Series D 5.00%, 6/1/2017	8,210,000	8,975,911
Series A 5.00%, 6/1/2018	1,300,000	1,461,837
Florida, State Department of Management Services, Certificates of Participation Series A 5.00%, 8/1/2019	6,755,000	7,794,122
Florida, State Department of Transportation Series B 5.00%, 7/1/2018	15,000,000	16,838,850
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2015	250,000	252,980
Series A 5.00%, 7/1/2016	20,145,000	21,306,964
Florida, State Turnpike Authority Revenue:
Series B 5.00%, 7/1/2016	650,000	686,160
Series C 5.00%, 7/1/2018	10,400,000	11,674,936
Series C 5.00%, 7/1/2019	10,000,000	11,478,300
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2018	1,500,000	1,692,825
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2018	1,830,000	2,070,645
Series B-1 5.00%, 10/1/2018	1,000,000	1,132,290
JEA, FL, Electric System Revenue Series A 5.00%, 10/1/2019	1,750,000	2,031,785
JEA, FL, Water & Sewer System Revenue 5.00%, 10/1/2018	1,200,000	1,366,656
Manatee County, FL, Refunding Improvement Revenue 4.00%, 10/1/2017	1,300,000	1,400,529
Palm Beach County, FL, Public Improvement Revenue 5.00%, 6/1/2018	1,380,000	1,549,505
Sunshine, FL, State Governmental Financing Commission Revenue 5.00%, 9/1/2016	365,000	387,612
Tampa Bay, FL, Water Regular Water Supply Authority, Utility System Revenue:
Series A 5.00%, 10/1/2016	960,000	1,024,982
Series A 5.00%, 10/1/2016	5,000	5,339
Series A 5.00%, 10/1/2016	1,035,000	1,105,059

		112,001,610

GEORGIA — 2.6%
Forsyth County, GA, School District, General Obligation 5.00%, 2/1/2018	2,000,000	2,231,320
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,465,000	2,656,481
Georgia, State General Obligation:
Series E-2 4.00%, 9/1/2016	5,280,000	5,550,178
Series J-1 4.00%, 7/1/2017	500,000	537,585
Series J-2 4.00%, 11/1/2017	1,700,000	1,842,154
4.00%, 9/1/2019	4,100,000	4,588,966
Series I 5.00%, 11/1/2016	7,480,000	8,019,009
Series F 5.00%, 12/1/2016	4,790,000	5,150,926
Series A 5.00%, 7/1/2017	5,440,000	5,969,530
Series A 5.00%, 1/1/2018	5,000,000	5,565,700
Series A 5.00%, 7/1/2018	3,000,000	3,388,320
Series F 5.00%, 12/1/2018	1,000,000	1,141,560
Georgia, State Private Colleges & Universities Authority Revenue Series A 5.00%, 9/1/2016	845,000	899,190
Georgia, State Road & Tollway Authority Revenue:
Series A 5.00%, 3/1/2016	4,590,000	4,789,022
Series A 5.00%, 3/1/2018	235,000	262,688
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,246,800
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2016	5,000,000	5,269,500
Series A 4.50%, 10/1/2017	1,150,000	1,258,411
5.00%, 2/1/2019	1,000,000	1,146,270
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2017	2,250,000	2,476,867

		66,990,477

HAWAII — 1.5%
City & County of Honolulu, HI, General Obligation Series B 5.00%, 10/1/2019 (b)	3,000,000	3,480,780
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	1,965,000	2,110,685
Series EH 5.00%, 8/1/2018	3,000,000	3,395,010
Series EF 5.00%, 11/1/2018	23,005,000	26,197,634
Series EO 5.00%, 8/1/2019	3,000,000	3,472,950
Honolulu County, HI, Wastewater System Revenue Series A 5.00%, 7/1/2018	1,000,000	1,123,950

		39,781,009

ILLINOIS — 0.8%
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,048,450
Illinois, State Finance Authority Revenue:
5.00%, 1/1/2019	1,535,000	1,747,321
Series A 5.00%, 10/1/2019	1,000,000	1,154,400
Illinois, State Sales Tax Revenue:
3.00%, 6/15/2016	2,000,000	2,061,940
5.00%, 6/15/2018	1,945,000	2,183,496
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A 5.00%, 6/15/2016	2,200,000	2,314,730
Series B 5.00%, 6/15/2017	10,000,000	10,757,200

		21,267,537

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

INDIANA — 0.1%
Indianapolis, IN, Public Improvement Bond Bank Revenue Series B 5.00%, 2/1/2016	$2,000,000	$2,078,560

IOWA — 0.0% (c)
Iowa, State Finance Authority Revenue 5.00%, 8/1/2019	365,000	423,316
Iowa, State General Obligation Series A 5.00%, 6/1/2017	385,000	420,181

		843,497

KANSAS — 0.9%
Kansas, State Department of Transportation, Highway Revenue Series C 5.00%, 9/1/2017	300,000	330,786
Kansas, State Development Finance Authority Revenue:
5.00%, 3/1/2016	250,000	260,725
5.00%, 3/1/2018	4,705,000	5,258,026
Series A 5.00%, 5/1/2020	14,650,000	17,015,389

		22,864,926

KENTUCKY — 0.4%
Kentucky, State Infrastructure Authority Revenue:
Series A 5.00%, 2/1/2016	1,700,000	1,766,334
Series A 5.00%, 2/1/2017	2,145,000	2,318,766
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,234,088
5.00%, 7/1/2016	1,865,000	1,969,720
Series A 5.00%, 7/1/2019	1,000,000	1,157,670
Series A 5.00%, 7/1/2019	1,600,000	1,852,272

		10,298,850

LOUISIANA — 0.5%
Louisiana, State Gas & Fuels Tax Revenue:
Series A-1 5.00%, 5/1/2017	500,000	544,095
Series A-1 5.00%, 5/1/2018	2,035,000	2,285,040
Louisiana, State General Obligation:
Series C 5.00%, 7/15/2018	2,000,000	2,259,860
Series A 5.00%, 9/1/2018	1,650,000	1,869,648
Series C 5.00%, 8/1/2019	3,530,000	4,080,045
Louisiana, State Highway Improvement Revenue Series A 5.00%, 6/15/2019	1,000,000	1,154,730
Louisiana, State Public Facilities Authority Revenue 5.00%, 6/1/2019	1,500,000	1,724,070

		13,917,488

MAINE — 0.0% (c)
Maine, State General Obligation Series B 5.00%, 6/1/2017	165,000	180,243

MARYLAND — 5.5%
Anne Arundel County, MD, General Obligation:
5.00%, 4/1/2016	1,000,000	1,047,060
5.00%, 4/1/2020 (b)	12,750,000	15,004,455
Baltimore County, MD, General Obligation:
5.00%, 2/1/2016	2,000,000	2,078,900
Series B 5.00%, 10/15/2016	500,000	535,090
5.00%, 8/1/2017	4,000,000	4,401,840
Series B 5.00%, 10/15/2017	1,000,000	1,104,780
Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	2,000,000	2,101,620
Maryland, State General Obligation:
Series A 3.50%, 3/15/2016	1,610,000	1,660,119
Series A 4.00%, 8/1/2019	625,000	699,281
Series B 4.50%, 8/1/2017	3,270,000	3,560,114
4.50%, 8/1/2019	2,000,000	2,279,700
Series B 4.50%, 8/1/2019	650,000	738,842
Series B 5.00%, 8/1/2015	285,000	289,469
Series B 5.00%, 8/1/2016	4,875,000	5,175,788
Series E 5.00%, 8/1/2016	8,400,000	8,918,280
Series B 5.00%, 3/15/2017	11,000,000	11,955,240
5.00%, 3/1/2018	800,000	894,984
Series A 5.00%, 3/1/2018	22,515,000	25,188,206
Series C 5.00%, 8/1/2018	2,300,000	2,604,451
Series A 5.00%, 3/1/2019	800,000	918,864
Series B 5.00%, 3/15/2019	7,300,000	8,395,219
Series A 5.00%, 8/1/2019	600,000	696,510
Series B 5.00%, 8/1/2019	1,000,000	1,160,850
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2016	3,835,000	4,058,197
Series A 5.00%, 7/1/2016	5,000,000	5,291,000
Series A 5.00%, 7/1/2017	5,000,000	5,486,700
Series A 5.00%, 11/1/2017	315,000	349,344
Series A 5.00%, 7/1/2018	1,875,000	2,119,613
Series A 5.00%, 11/1/2019	10,900,000	12,736,214
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,816,478
5.00%, 6/1/2017	7,150,000	7,825,103

		142,092,311

MASSACHUSETTS — 3.7%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	7,450,543
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series A 4.00%, 7/1/2017	8,000,000	8,597,600
Massachusetts, State Federal Highway Revenue Series A 5.00%, 6/15/2018	3,500,000	3,945,725
Massachusetts, State General Obligation:
Series C 3.00%, 8/1/2016	10,000,000	10,352,600
Series B 5.00%, 8/1/2016	8,900,000	9,447,973
Series A 5.00%, 12/1/2017	450,000	499,756
Series B 5.00%, 8/1/2018	1,700,000	1,923,244
Series A 5.00%, 12/1/2018	7,000,000	7,985,530
Series C 5.00%, 8/1/2019	10,000,000	11,571,900
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series B 5.00%, 10/15/2016	500,000	535,090
Series B 5.00%, 8/15/2017	5,000,000	5,503,200
Series B 5.00%, 8/15/2019	1,815,000	2,108,667

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	$9,840,000	$10,773,521
Massachusetts, State Transportation Fund, Revenue Series A 5.00%, 6/1/2018	10,635,000	11,987,240
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,061,700
University of Massachusetts, Building Authority, Project Revenue Series 1 5.00%, 11/1/2019	1,415,000	1,644,188

		95,388,477

MICHIGAN — 2.1%
Michigan, State Building Authority Revenue Series I-A 5.00%, 10/15/2016	1,500,000	1,601,700
Michigan, State Finance Authority Revenue:
Series A 5.00%, 1/1/2016	100,000	103,559
Series A 5.00%, 1/1/2017	4,275,000	4,609,433
Series A 5.00%, 7/1/2017	10,000,000	10,958,200
5.00%, 10/1/2018	2,000,000	2,277,020
5.00%, 10/1/2018	690,000	785,572
Series A 5.00%, 7/1/2019	4,960,000	5,737,579
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	22,569,191
Michigan, State Trunk Line Revenue 5.00%, 11/15/2019	4,000,000	4,648,200

		53,290,454

MINNESOTA — 2.5%
Minnesota, State General Fund Revenue Series B 5.00%, 3/1/2017	3,500,000	3,796,485
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	607,470
Series A 5.00%, 10/1/2015	20,000	20,477
Series A 5.00%, 8/1/2016	400,000	424,628
Series D 5.00%, 8/1/2016	1,000,000	1,061,570
Series E 5.00%, 8/1/2016	1,550,000	1,645,433
Series A 5.00%, 10/1/2016	50,000	53,502
Series A 5.00%, 10/1/2016	4,950,000	5,289,322
Series F 5.00%, 10/1/2016	1,000,000	1,068,550
Series A 5.00%, 8/1/2017	40,000	44,042
Series A 5.00%, 8/1/2017	2,960,000	3,258,812
Series E 5.00%, 8/1/2017	1,000,000	1,100,950
Series B 5.00%, 3/1/2018	11,500,000	12,837,565
Series D 5.00%, 8/1/2018	2,000,000	2,266,840
Series A 5.00%, 10/1/2018	40,000	45,600
Series A 5.00%, 10/1/2018	2,660,000	3,027,559
Series D 5.00%, 10/1/2018	18,465,000	21,016,494
Series B 5.00%, 8/1/2019	1,175,000	1,363,458
Series E 5.00%, 8/1/2019	3,940,000	4,571,937

		63,500,694

MISSISSIPPI — 0.1%
Mississippi, State Development Bank Revenue Series C 5.00%, 1/1/2019	880,000	998,950
Mississippi, State General Obligation Series F 4.00%, 11/1/2018	2,525,000	2,783,408

		3,782,358

MISSOURI — 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A 5.00%, 10/1/2018	1,250,000	1,419,900
Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2018	1,975,000	2,199,024
Missouri, State General Obligation Series A 5.00%, 12/1/2017	2,720,000	3,020,750
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 2.50%, 5/1/2016	500,000	511,140
Series A 5.00%, 5/1/2016	625,000	656,406
Series C 5.00%, 2/1/2017	1,500,000	1,622,955
Series A 5.00%, 5/1/2017	1,000,000	1,090,280
Series B 5.00%, 5/1/2019	12,755,000	14,661,618

		25,182,073

NEBRASKA — 1.2%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	23,865,000	27,321,607
Omaha, NE, Public Power District Electric Revenue:
Series A 5.00%, 2/1/2016	2,000,000	2,077,040
Series C 5.00%, 2/1/2018	1,000,000	1,114,210

		30,512,857

NEVADA — 0.3%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	2,838,152
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,550,685
Neveda, State Highway Improvement Revenue 4.00%, 12/1/2017	2,900,000	3,140,671

		7,529,508

NEW HAMPSHIRE — 0.3%
New Hampshire, State General Obligation Series A 5.00%, 7/1/2018	1,360,000	1,536,501
New Hampshire, State Municipal Bond Bank Revenue:
Series A 5.00%, 8/15/2017	1,265,000	1,391,816
Series A 5.00%, 8/15/2019	3,230,000	3,732,717

		6,661,034

NEW JERSEY — 0.2%
Garden, State Preservation Trust, NJ, Open Space & Farmland Series A 5.00%, 11/1/2018	1,490,000	1,685,458
New Jersey, State General Obligation:
5.00%, 6/1/2017	580,000	630,193
Series Q 5.00%, 8/15/2018	1,000,000	1,120,480

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series 1A 5.00%, 12/1/2018	$1,325,000	$1,475,706

		4,911,837

NEW MEXICO — 2.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
Series B 3.00%, 7/1/2016	2,000,000	2,065,300
Series A 5.00%, 7/1/2019	1,350,000	1,554,984
Albuquerque, NM, Municipal School District No. 12, General Obligation Series B 5.00%, 8/1/2019	3,500,000	4,046,980
New Mexico, State Finance Authority Transportation Revenue:
5.00%, 6/15/2017	2,000,000	2,190,840
5.00%, 6/15/2018	10,430,000	11,782,875
New Mexico, State General Obligation 2.00%, 3/1/2016	5,625,000	5,715,788
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue Sub-Series A 5.00%, 11/1/2039 (a)	19,340,000	22,006,406
New Mexico, State Severance Tax Revenue:
Series B 5.00%, 7/1/2016	100,000	105,768
Series A 5.00%, 7/1/2018	8,470,000	9,580,840

		59,049,781

NEW YORK — 16.5%
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,220,380
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.00%, 10/1/2019	2,500,000	2,903,000
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series FF 5.00%, 6/15/2018	2,195,000	2,473,787
New York, NY, City Transitional Finance Authority Revenue Series E 5.00%, 11/1/2017	950,000	1,052,296
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1 5.00%, 7/15/2016	300,000	317,928
Series S-1 5.00%, 7/15/2018	325,000	366,665
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Sub-Series I-2 4.00%, 11/1/2015	305,000	311,716
Sub-Series A-1 4.00%, 8/1/2019	1,200,000	1,339,392
5.00%, 11/1/2015	2,315,000	2,379,149
Series B 5.00%, 11/1/2015	1,865,000	1,916,437
Sub-Series C-1 5.00%, 11/1/2015	400,000	411,032
Sub-Series C-1 5.00%, 11/1/2015	150,000	154,157
Sub-Series I-2 5.00%, 11/1/2015	835,000	858,138
Series A 5.00%, 11/1/2016	175,000	187,878
Series A 5.00%, 11/1/2016	1,325,000	1,420,254
Series C 5.00%, 11/1/2016	1,250,000	1,343,025
Series D 5.00%, 11/1/2016	5,000,000	5,359,450
Sub-Series A-1 5.00%, 11/1/2016	800,000	860,192
Series B 5.00%, 11/1/2017	2,855,000	3,161,085
Series B 5.00%, 11/1/2017	12,145,000	13,456,053
Series B 5.00%, 11/1/2017	1,770,000	1,960,594
Sub-Series A-1 5.00%, 11/1/2017	1,490,000	1,659,890
Sub-Series B-1 5.00%, 11/1/2017	2,175,000	2,408,182
Sub-Series B-1 5.00%, 11/1/2017	2,825,000	3,131,710
Series D-1 5.00%, 2/1/2019	1,885,000	2,156,157
Series F-1 5.00%, 2/1/2019	1,340,000	1,530,602
Sub-Series A-1 5.00%, 8/1/2019	1,000,000	1,158,100
Series C 5.00%, 11/1/2019	20,000,000	23,268,600
Sub-Series E 5.00%, 11/1/2019	2,500,000	2,906,625
New York, NY, General Obligation:
Series E 4.00%, 8/1/2015	450,000	455,603
Series H 4.00%, 8/1/2017	990,000	1,063,359
Series B 4.00%, 8/1/2019	1,150,000	1,275,902
Series B 5.00%, 8/1/2016	5,000,000	5,305,100
Series B 5.00%, 8/1/2016	600,000	636,612
Series B 5.00%, 8/1/2016	4,295,000	4,557,081
Series D 5.00%, 8/1/2016	2,400,000	2,546,448
Series F 5.00%, 8/1/2016	1,455,000	1,543,784
Series I 5.00%, 8/1/2016	330,000	350,137
Sub-Series I-1 5.00%, 8/1/2016	500,000	530,510
5.00%, 3/1/2017	5,000,000	5,410,600
Series F-1 5.00%, 3/1/2017	3,500,000	3,787,420
Series C 5.00%, 8/1/2017	425,000	466,246
Series D 5.00%, 8/1/2017	5,435,000	5,962,467
Series E 5.00%, 8/1/2017	2,950,000	3,236,297
Series G 5.00%, 8/1/2017	2,320,000	2,545,156
Series A 5.00%, 8/1/2018	500,000	562,860
Series B 5.00%, 8/1/2018	10,000,000	11,257,200
Series B 5.00%, 8/1/2018	4,300,000	4,840,596
Series D 5.00%, 8/1/2018	3,065,000	3,450,332
Series D 5.00%, 8/1/2018	250,000	281,430
Series E 5.00%, 8/1/2018	11,725,000	13,199,067
Series I 5.00%, 8/1/2018	2,240,000	2,521,613
Sub-Series 1 5.00%, 8/1/2018	250,000	281,430
Series G-1 5.00%, 4/1/2019	1,135,000	1,297,146
Series A 5.00%, 8/1/2019	6,315,000	7,273,112
Series B 5.00%, 8/1/2019	3,575,000	4,117,399
Series G 5.00%, 8/1/2019	2,345,000	2,700,783
Series J 5.00%, 8/1/2019	15,000,000	17,275,800
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
4.00%, 12/1/2018	1,000,000	1,101,880
5.00%, 12/1/2016	5,375,000	5,778,286
New York, Sales Tax Asset Receivable Corp. Revenue Series A 5.00%, 10/15/2018	17,000,000	19,405,840
New York, State Dormitory Authority:
4.00%, 5/15/2015	950,000	954,513
Series A 5.00%, 4/1/2016	3,190,000	3,340,089
New York, State Dormitory Authority, Sales Tax Revenue:
Series A 3.00%, 3/15/2019	3,000,000	3,214,470
5.00%, 3/15/2019	5,000,000	5,741,800

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A 4.00%, 2/15/2016	$500,000	$516,490
4.00%, 3/15/2018	975,000	1,062,848
Series C 4.00%, 3/15/2019	1,150,000	1,275,476
Series A 5.00%, 2/15/2016	5,025,000	5,234,191
Series E 5.00%, 2/15/2016	2,650,000	2,760,319
Series A 5.00%, 3/15/2017	400,000	434,312
Series C 5.00%, 3/15/2017	370,000	401,739
Series E 5.00%, 8/15/2017	1,675,000	1,844,409
5.00%, 2/15/2018	500,000	558,165
Series A 5.00%, 2/15/2018	400,000	446,424
Series B 5.00%, 2/15/2018	500,000	558,165
Series E 5.00%, 2/15/2018	5,000	5,558
Series E 5.00%, 2/15/2018	6,295,000	7,027,297
5.00%, 3/15/2018	5,715,000	6,395,485
Series B 5.00%, 3/15/2018	11,925,000	13,344,910
Series E 5.00%, 8/15/2018	9,600,000	10,871,808
Series E 5.00%, 2/15/2019	3,165,000	3,624,811
Series B 5.00%, 3/15/2019	610,000	699,993
Series C 5.00%, 3/15/2019	680,000	780,320
Series E 5.00%, 2/15/2020	4,725,000	5,524,895
Series A 5.00%, 3/15/2020	5,000,000	5,869,550
New York, State Environmental Facilities Revenue:
5.00%, 6/15/2016	3,690,000	3,898,411
Series A 5.00%, 8/15/2016	1,595,000	1,696,314
Series A 5.00%, 12/15/2016	765,000	823,859
Series A 5.00%, 6/15/2017	8,000,000	8,771,760
New York, State General Obligation:
Series C 5.00%, 4/15/2017	1,795,000	1,956,783
Series I 5.00%, 8/1/2017	4,025,000	4,415,626
Series A-1 5.00%, 10/1/2017	5,175,000	5,707,611
Series C 5.00%, 4/15/2018	6,150,000	6,908,664
Series C 5.00%, 4/15/2020	8,485,000	10,002,797
New York, State Local Government Assistance Corp. Revenue:
Series B 5.00%, 4/1/2016	200,000	209,432
Series B 5.00%, 4/1/2018	4,650,000	5,213,487
New York, State Thruway Authority Personal Income Tax Revenue Series A 5.00%, 3/15/2017	2,950,000	3,203,051
New York, State Thruway Authority, Personal Income Tax Revenue Series A 5.00%, 3/15/2019	2,140,000	2,451,905
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2018	2,940,000	3,289,772
New York, State Urban Development Corp. Revenue:
Series C 5.00%, 12/15/2015	390,000	403,202
Series A 5.00%, 3/15/2016	11,100,000	11,605,383
Series B-1 5.00%, 3/15/2017	605,000	656,897
5.00%, 12/15/2017	975,000	1,083,264
Series C 5.00%, 3/15/2019	15,000,000	17,150,550
Series A 5.00%, 3/15/2020	10,000,000	11,686,900
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	6,300,000	6,663,006
Series A 4.00%, 11/15/2017	2,300,000	2,495,201
Series B 5.00%, 11/15/2016	2,000,000	2,147,420
Series B 5.00%, 11/15/2017	3,550,000	3,937,979
New York, Utility Debt Securitization Authority Revenue Series TE 5.00%, 12/15/2018	1,000,000	1,079,990
Oyster Bay, NY, General Obligation Series B 3.00%, 11/1/2018 (d)	5,000,000	5,298,000
Westchester County, NY, General Obligation Series C 5.00%, 11/1/2016	5,000	5,368

		422,940,639

NORTH CAROLINA — 2.9%
Buncombe County, NC, General Obligation Series A 5.00%, 6/1/2019	600,000	690,156
Guilford County, NC, General Obligation:
Series A 5.00%, 3/1/2017	9,220,000	10,004,714
Series C 5.00%, 10/1/2018	4,765,000	5,425,191
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 12/1/2016	4,000,000	4,301,400
Series A 5.00%, 12/1/2017	2,200,000	2,447,566
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,304,860
North Carolina, State General Obligation:
Series D 3.00%, 6/1/2019	7,175,000	7,690,595
Series C 3.50%, 5/1/2016	2,350,000	2,432,039
Series A 5.00%, 5/1/2017	1,250,000	1,364,575
Series C 5.00%, 5/1/2018	1,600,000	1,801,264
Series A 5.00%, 6/1/2018	5,630,000	6,353,399
Series B 5.00%, 6/1/2018	1,000,000	1,128,490
Series E 5.00%, 5/1/2019	14,000,000	16,160,900
Series E 5.00%, 5/1/2020	3,000,000	3,546,060
North Carolina, State Grant & Anticipation Revenue 4.00%, 3/1/2016	1,030,000	1,063,475
North Carolina, State Turnpike Authority Monroe Connector System, Revenue 5.00%, 7/1/2018	3,020,000	3,404,657

		74,119,341

OHIO — 2.2%
Columbus, OH, General Obligation:
Series A 5.00%, 7/1/2017	110,000	120,786
Series A 5.00%, 6/1/2018	4,780,000	5,389,402
Cuyahoga County, OH, Certificate of Participation:
5.00%, 12/1/2018	2,270,000	2,567,574
5.00%, 12/1/2019	2,670,000	3,069,646
Hamilton County, OH, Sewer System Revenue:
Series A 5.00%, 12/1/2018	2,580,000	2,941,045
Series A 5.00%, 12/1/2019	1,590,000	1,849,726
Ohio, State Building Authority Revenue Series C 4.00%, 10/1/2016	3,000,000	3,156,180

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Ohio, State General Obligation:
5.00%, 7/1/2016	$3,225,000	$3,411,856
Series A 5.00%, 9/15/2016	1,000,000	1,066,510
Series B 5.00%, 9/15/2016	1,080,000	1,151,831
Series A 5.00%, 12/1/2016	2,830,000	3,041,769
Series R 5.00%, 5/1/2017	355,000	387,074
Series A 5.00%, 9/15/2017	5,000,000	5,518,300
Series R 5.00%, 5/1/2019	2,075,000	2,386,333
Ohio, State Infrastructure Project Revenue:
Series 1 4.00%, 12/15/2015	1,000,000	1,025,120
4.00%, 12/15/2017	1,000,000	1,085,300
Series 3 5.00%, 12/15/2016	12,930,000	13,917,981
5.00%, 12/15/2019	2,755,000	3,208,666
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	737,666
Ohio, State Water Development Authority, Water Pollution Control Revenue Series B-1 5.00%, 12/1/2015	1,030,000	1,062,301

		57,095,066

OKLAHOMA — 0.6%
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue 5.00%, 7/1/2018	1,000,000	1,128,050
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series A 5.00%, 7/1/2018	2,225,000	2,505,350
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,079,407
Oklahoma, State General Obligation Series A 5.00%, 7/15/2018	2,480,000	2,803,095
Oklahoma, State Turnpike Authority Revenue:
Series A 5.00%, 1/1/2017	5,000,000	5,373,000
Series A 5.00%, 1/1/2019	2,775,000	3,166,497

		16,055,399

OREGON — 0.3%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A 5.00%, 11/15/2018	1,000,000	1,139,810
Oregon, State General Obligation:
Series J 5.00%, 5/1/2016	1,000,000	1,050,590
Series I 5.00%, 5/1/2018	1,900,000	2,131,002
Series F 5.00%, 5/1/2020	1,185,000	1,393,690
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B 4.00%, 6/15/2019	1,300,000	1,443,286

		7,158,378

PENNSYLVANIA — 4.6%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	5,500,000	5,830,330
Series A 5.00%, 7/1/2016	250,000	264,453
Series A 5.00%, 7/1/2018	18,225,000	20,583,679
Series A 5.00%, 7/1/2019	5,390,000	6,235,799
Pennsylvania, State General Obligation:
Series A 5.00%, 5/1/2017	2,000,000	2,173,340
5.00%, 6/1/2017	18,565,000	20,225,639
5.00%, 7/1/2017	3,625,000	3,959,153
5.00%, 7/1/2017	21,000,000	22,935,780
Series A 5.00%, 5/1/2018	1,200,000	1,341,636
5.00%, 6/1/2018	1,435,000	1,607,932
5.00%, 6/15/2018	1,500,000	1,682,955
5.00%, 7/1/2018	4,185,000	4,699,588
5.00%, 7/1/2018	1,025,000	1,151,034
5.00%, 7/1/2018	255,000	286,355
Series A 5.00%, 7/15/2018	5,000,000	5,622,050
5.00%, 3/15/2019	8,500,000	9,676,400
5.00%, 6/1/2019	3,890,000	4,449,615
5.00%, 10/15/2019	5,150,000	5,940,576

		118,666,314

SOUTH CAROLINA — 1.0%
Beaufort County, SC, School District, General Obligation Series A 5.00%, 3/1/2020	12,125,000	14,204,923
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,190,867
Richland County, SC, School District No. 1, General Obligation Series A 5.00%, 3/1/2018	1,045,000	1,166,523
South Carolina, State General Obligation:
5.00%, 3/1/2016	5,000,000	5,216,800
Series A 5.00%, 10/1/2019	2,695,000	3,142,262

		26,921,375

TENNESSEE — 1.6%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2017	7,475,000	8,289,476
Memphis, TN, General Obligation:
Series A 5.00%, 11/1/2017	4,300,000	4,764,185
Series A 5.00%, 11/1/2018	2,750,000	3,126,447
Nashville & Davidson County, TN, Metropolitan Government Electric Revenue Series B 5.00%, 5/15/2019	2,790,000	3,213,355
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	2,962,232
Series D 5.00%, 7/1/2017	5,700,000	6,244,122
Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	6,100,000	6,636,739

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Tennessee, State General Obligation:
Series A 5.00%, 10/1/2016	$125,000	$133,589
Series B 5.00%, 11/1/2018	975,000	1,111,783
Tennessee, State School Bond Authority:
Series C 5.00%, 5/1/2017	1,050,000	1,131,501
5.00%, 11/1/2019	3,150,000	3,669,372

		41,282,801

TEXAS — 9.1%
Alvin, TX, Independent School District, General Obligation Series C 3.00%, 2/15/2020 (d)	3,750,000	4,034,475
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,081,610
Austin, TX, Independent School District, General Obligation Series B 5.00%, 8/1/2019	3,500,000	4,051,775
Austin, TX, Water & Wastewater System Revenue 5.00%, 5/15/2015	975,000	980,723
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (d)	695,000	775,015
Cypress-Fairbanks, TX, Independent School District, General Obligation 4.00%, 2/15/2018 (d)	4,000,000	4,356,200
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A 5.00%, 12/1/2019	3,000,000	3,492,990
Dallas, TX, General Obligation:
5.00%, 2/15/2017	10,000	10,817
5.00%, 2/15/2017	4,180,000	4,525,017
5.00%, 2/15/2018	5,000,000	5,604,300
Series A 5.00%, 2/15/2018	5,000	5,576
Series A 5.00%, 2/15/2018	1,545,000	1,722,876
5.00%, 2/15/2020	7,800,000	9,142,302
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (d)	2,000,000	2,065,320
5.00%, 8/15/2017 (d)	4,000,000	4,397,600
5.00%, 8/15/2018 (d)	5,715,000	6,472,123
Dallas, TX, Waterworks & Sewer System Revenue 5.00%, 10/1/2019	2,895,000	3,363,903
Harris County, TX, General Obligation:
Series A 5.00%, 10/1/2019	2,280,000	2,654,034
Series B 5.00%, 10/1/2019	260,000	302,037
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,260,040
Series A 5.00%, 3/1/2016	5,000,000	5,215,900
Series A 5.00%, 3/1/2017	530,000	574,472
Series B 5.00%, 3/1/2018	2,500,000	2,786,900
Series A 5.00%, 3/1/2019	675,000	774,731
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (d)	625,000	715,038
5.00%, 2/15/2020 (d)	17,070,000	19,989,994
Houston, TX, Independent School District, Public Facility Corp. Lease Revenue 5.00%, 9/15/2019	4,500,000	5,196,510
Houston, TX, Utilities System Revenue Series E 5.00%, 11/15/2016	13,775,000	14,785,121
Katy, TX, Independent School District, General Obligation Series A 5.00%, 2/15/2020 (d)	3,000,000	3,508,560
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2019	3,200,000	3,719,392
Northside, TX, Independent School District, General Obligation:
1.35%, 6/1/2033 (a)(d)	9,725,000	9,697,964
2.00%, 8/1/2044 (a)(d)	19,000,000	19,404,510
5.00%, 2/15/2018 (d)	2,200,000	2,452,626
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,171,346
San Antonio, TX, Electric & Gas Revenue:
Series D 5.00%, 2/1/2018	500,000	557,550
5.00%, 2/1/2019	13,250,000	15,145,280
San Antonio, TX, General Obligation:
5.00%, 2/1/2018	2,475,000	2,755,368
5.00%, 2/1/2019	1,300,000	1,482,819
San Antonio, TX, Water Revenue Series A 5.00%, 5/15/2019	2,225,000	2,561,642
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	781,193
Series B 5.00%, 5/15/2016	1,000,000	1,052,650
Texas Tech, State University Revenue Series A 3.00%, 8/15/2016	1,500,000	1,554,030
Texas, North East Independent School District, General Obligation:
5.00%, 8/1/2017 (d)	1,325,000	1,455,844
5.00%, 8/1/2018 (d)	10,000,000	11,306,100
Texas, State General Obligation:
Series B 5.00%, 4/1/2016	1,700,000	1,779,832
5.00%, 10/1/2016	4,000,000	4,274,200
Series A 5.00%, 10/1/2016	2,110,000	2,254,641
5.00%, 4/1/2017	1,000,000	1,087,780
Series A 5.00%, 10/1/2017	4,000,000	4,422,120
Series B 5.00%, 10/1/2017	3,535,000	3,908,049
Series A 5.00%, 4/1/2019	405,000	465,920
Series A 5.00%, 10/1/2019	5,000,000	5,822,650
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,139,336
Series A 5.00%, 7/1/2017	2,755,000	2,853,519
Texas, State Transportation Commission, Highway Fund Revenue:
Series A 4.75%, 4/1/2017	960,000	1,039,536
Series A 5.00%, 4/1/2019	10,000,000	11,503,100
Texas, State University Revenue 5.00%, 3/15/2016	1,000,000	1,045,040

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2017	$1,000,000	$1,097,640
University of Texas, Revenue Series A 5.00%, 8/15/2018	220,000	249,302

		234,886,938

UTAH — 1.1%
Jordan Utah, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,941,527
Utah, State Board of Regents Student Loan Revenue Series EE-2 4.50%, 11/1/2017	450,000	493,421
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	731,116
Series A 5.00%, 7/1/2016	5,050,000	5,341,940
Series C 5.00%, 7/1/2018	15,425,000	17,437,345

		26,945,349

VIRGINIA — 3.3%
Fairfax County, VA, General Obligation:
Series A 5.00%, 10/1/2016	9,220,000	9,852,031
Series A 5.00%, 4/1/2018	210,000	235,444
Series A 5.00%, 10/1/2018	3,000,000	3,415,650
Series A 5.00%, 10/1/2019	2,175,000	2,514,909
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,119,260
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 9/1/2016	1,000,000	1,064,860
Series A 5.00%, 9/1/2018	4,090,000	4,626,976
Series A 5.00%, 2/1/2020 (b)	6,000,000	6,998,100
Virginia, State Public Building Authority, Public Facilities Revenue:
Series C 5.00%, 8/1/2017	10,000,000	10,998,400
Series C 5.00%, 8/1/2018	10,000,000	11,305,900
Virginia, State Public School Authority Revenue:
4.00%, 8/1/2015	210,000	212,615
Series A 4.00%, 8/1/2018	7,765,000	8,525,504
Series C 5.00%, 8/1/2018	460,000	520,071
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,137,030
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	510,680
5.00%, 5/15/2016	16,170,000	17,019,572
5.00%, 9/15/2018	2,210,000	2,511,444

		83,568,446

WASHINGTON — 4.9%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	4,865,400
Energy Northwest Washington, Electricity Revenue:
5.00%, 7/1/2015	500,000	505,780
Series A 5.00%, 7/1/2015	500,000	505,780
Series A 5.00%, 7/1/2017	4,195,000	4,594,490
Series A 5.00%, 7/1/2017	13,700,000	15,035,339
Series B 5.00%, 7/1/2017	7,200,000	7,885,656
Series B 5.00%, 7/1/2017	100,000	109,523
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2018	1,000,000	1,113,880
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	931,629
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	456,582
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,594,568
Tacoma, WA, Electric System Revenue Series A 4.00%, 1/1/2018	2,000,000	2,164,280
Washington, Federal Highway Grant Anticipation Revenue Series F 5.00%, 9/1/2016	1,110,000	1,178,520
Washington, State General Obligation:
Series B 4.00%, 7/1/2019	25,395,000	28,289,522
5.00%, 1/1/2017	1,140,000	1,228,760
5.00%, 7/1/2017	13,900,000	15,226,894
Series 2010B 5.00%, 1/1/2018	425,000	472,349
5.00%, 7/1/2018	5,000,000	5,636,950
Series R-2012A 5.00%, 7/1/2018	750,000	845,543
Series A 5.00%, 1/1/2019	5,010,000	5,717,262
Series R 5.00%, 7/1/2019	4,100,000	4,736,033
Series R-2015E 5.00%, 7/1/2019	19,645,000	22,692,529

		126,787,269

WISCONSIN — 2.0%
Milwaukee, WI, General Obligation:
Series N3 5.00%, 5/15/2016	2,590,000	2,725,172
Series N2 5.00%, 5/1/2017	10,000,000	10,881,900
Wisconsin, State Department of Transportation Revenue Series 2 5.00%, 7/1/2019	1,500,000	1,733,145
Wisconsin, State General Obligation:
Series A 3.00%, 5/1/2015	400,000	400,976
4.00%, 11/1/2016	1,950,000	2,059,395
Series C 5.00%, 5/1/2017	500,000	545,070
Series 2 5.00%, 11/1/2017	500,000	553,705
Series 1 5.00%, 5/1/2018	1,000,000	1,122,550
Series 2 5.00%, 5/1/2019	4,750,000	5,462,690
Series 4 5.00%, 5/1/2019	8,410,000	9,671,836
Series B 5.00%, 5/1/2019	13,035,000	14,990,772
Series 2 5.00%, 11/1/2019	1,750,000	2,036,335

		52,183,546

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $2,571,591,066)		2,581,126,168

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $790,069)	790,069	$790,069

TOTAL INVESTMENTS — 100.5% (h)
(Cost $2,572,381,135)		2,581,916,237
OTHER ASSETS & LIABILITIES — (0.5)%		(12,350,949)

NET ASSETS — 100.0%		$2,569,565,288

(a)	Variable rate security — Rate shown is rate in effect at March 31, 2015. Maturity date shown is the final maturity.
(b)	When-issued security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	3.53%
	Assured Guaranty Municipal Corp.	0.21%

(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.4%
ALABAMA — 2.4%
Jefferson County, AL, Capital Improvement Obligation Warrant Series A 5.00%, 4/1/2024 (a)	$1,500,000	$1,500,225
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	1,000,000	1,010,010
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue Series D 6.00%, 10/1/2042	4,460,000	5,009,338
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue 4.13%, 5/15/2035	3,400,000	3,392,962

		10,912,535

ALASKA — 0.2%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	438,745
Series A 5.00%, 6/1/2046	555,000	432,900

		871,645

ARIZONA — 2.7%
Arizona, AZ, Health Facilities Authority, Hospital Revenue Series B 4.00%, 2/1/2022	1,000,000	1,071,490
Arizona, AZ, Sports & Tourism Authority Senior Revenue:
5.00%, 7/1/2028	2,865,000	3,127,405
5.00%, 7/1/2036	450,000	482,440
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,030,392
Phoenix, AZ, Industrial Development Authority Education Revenue:
5.00%, 7/1/2022	375,000	389,284
5.00%, 7/1/2044 (b)	1,000,000	1,039,730
6.00%, 7/1/2032	250,000	266,150
7.50%, 7/1/2042	500,000	424,095
Series A 7.50%, 7/1/2042	1,000,000	1,029,880
Pima County, AZ, Industrial Development Authority Education Revenue:
6.00%, 7/1/2048	1,000,000	987,180
6.25%, 6/1/2026	160,000	161,144
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,139,160
Salt Verde Financial Corp.:
5.00%, 12/1/2032	210,000	242,791
5.25%, 12/1/2027	185,000	222,093
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	700,000	718,326

		12,331,560

ARKANSAS — 0.3%
Arkansas, State Development Finance Authority Revenue:
Series A 5.00%, 2/1/2035	805,000	899,008
Series C 5.00%, 2/1/2035	575,000	642,148

		1,541,156

CALIFORNIA — 15.1%
Brentwood Infrastructure Financing Authority Revenue Series B 4.00%, 9/2/2030	145,000	151,006
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	1,000,000	981,150
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,195,000	1,842,615
Series A-1 5.13%, 6/1/2047	1,860,000	1,435,325
Series A-1 5.75%, 6/1/2047	10,750,000	9,050,962
California, Municipal Finance Authority Revenue Series B 5.88%, 8/15/2049	490,000	535,457
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045 (b)	500,000	543,295
California, School Finance Authority Revenue:
Series A 5.13%, 7/1/2044	60,000	63,553
Series A 6.00%, 10/1/2049	200,000	205,120
California, State General Obligation 5.00%, 2/1/2027 (a)	300,000	376,578
California, State Public Works Board, Lease Revenue:
Series C 5.00%, 10/1/2028	300,000	350,319
Subseries I 6.63%, 11/1/2034	370,000	371,269
California, State School Finance Authority, Charter School Revenue Series A 5.00%, 10/1/2042	750,000	781,890
California, Statewide Communities Development Authority Revenue:
Series I 4.50%, 11/1/2037	675,000	681,683
Series D 4.75%, 8/1/2020	175,000	176,027
Series A 4.88%, 11/15/2036 (b)	550,000	556,342
Series A 5.13%, 7/15/2031	500,000	511,935
Series A 5.25%, 7/1/2030	795,000	730,009
Series A 5.25%, 11/1/2044	300,000	307,365
5.25%, 12/1/2044	2,000,000	2,219,000
6.00%, 7/10/2015 (c)	910,000	910,000
6.00%, 7/10/2015 (c)	135,000	135,000
Series B 6.00%, 7/10/2015 (c)	100,000	100,000
Series A 6.00%, 10/1/2047	1,000,000	1,081,740
7.00%, 7/1/2046	160,000	184,923
Carlsbad, CA, Improvement Bond Act 1915, Special Assessment 5.00%, 9/2/2035	510,000	553,457
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	110,477

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Colton Joint Unified School District, General Obligation Series B Zero Coupon, 8/1/2037 (a)(d)	$205,000	$81,734
Foothill-Eastern Transportation Corridor Agency Revenue Series C 6.25%, 1/15/2033	1,500,000	1,794,615
Golden State Tobacco Securitization Corp., Revenue:
Subseries B Zero Coupon, 6/1/2047 (d)	500,000	32,355
Series A-1 4.50%, 6/1/2027	1,865,000	1,808,770
Hemet Unified School District Financing Authority, Special Tax Revenue:
5.00%, 9/1/2032	550,000	626,681
5.00%, 9/1/2033	585,000	665,326
5.00%, 9/1/2034	365,000	414,129
Hesperia, CA, Public Financing Authority, Tax Allocation Series A 5.50%, 9/1/2022	1,000,000	1,047,340
Hesperia, CA, Special Tax Revenue 5.00%, 9/1/2035	700,000	776,083
Inland Empire Tobacco Securitization Authority Revenue Series B 5.75%, 6/1/2026	940,000	940,442
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	3,000,000	3,310,830
Long Beach Bond Finance Authority Revenue:
Series A 5.00%, 11/15/2029	100,000	115,311
Series A 5.00%, 11/15/2035	270,000	316,022
Long Beach Bond Finance Authority, Tax Allocation Series C 5.50%, 8/1/2031 (a)	220,000	271,577
M-S-R Energy Authority Revenue:
Series B 6.50%, 11/1/2039	1,000,000	1,379,140
Series C 6.50%, 11/1/2039	500,000	689,570
Series B 7.00%, 11/1/2034	300,000	424,461
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,284,330
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	191,136
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	2,000,000	2,142,500
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (a)(d)	500,000	424,790
6.50%, 9/1/2028	1,000,000	1,111,100
Port of Oakland, CA, Revenue Series P 5.00%, 5/1/2029	575,000	655,753
Poway, CA, Unified School District Public Financing Authority Special Tax Revenue Series C 5.00%, 9/15/2028	1,095,000	1,269,116
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,053,430
Rio Elementary School District Community Facilities District, Special Tax Revenue 5.00%, 9/1/2035	425,000	474,789
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	398,729
Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	430,000	501,419
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	100,000	115,812
5.00%, 2/15/2026	155,000	179,980
Roseville, CA, Special Tax Revenue 5.00%, 9/1/2044	255,000	258,817
Sacramento, CA, Sanitation Districts Financing Authority Revenue Series E 5.25%, 12/1/2030 (a)	485,000	595,255
San Francisco City & County Airports Comm-San Francisco International Airport Revenue Series C 5.00%, 5/1/2020	750,000	880,837
San Francisco, CA, City & County Redevelopment Agency, Special Tax Revenue 5.00%, 8/1/2033	680,000	757,296
San Joaquin Hills Transportation Corridor Agency Revenue Series B 5.25%, 1/15/2049	5,000,000	5,497,600
San Jose Redevelopment Agency, Tax Allocation Series D 5.00%, 8/1/2019 (a)	175,000	191,069
Saugus Union School District, Special Tax 5.00%, 9/1/2031	1,000,000	1,132,390
Southern California Public Power Authority Revenue Series A 5.00%, 11/1/2033	645,000	762,693
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	558,640
5.00%, 9/1/2034	1,000,000	1,097,890
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,308,669
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	856,800
Series A1 5.13%, 6/1/2046	1,025,000	850,565
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	904,970
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,125,000	1,267,762

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

West Sacramento Financing Authority, Special Tax 5.00%, 9/1/2025	$1,550,000	$1,684,214

		68,049,234

COLORADO — 2.9%
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	812,752
Colorado, Educational & Cultural Facilities Authority Revenue:
5.00%, 12/15/2045 (b)	500,000	504,505
5.38%, 7/1/2044 (b)	250,000	266,093
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	500,000	510,775
Series A 5.30%, 7/1/2037	500,000	491,305
Series A 5.90%, 8/1/2037	1,000,000	1,007,470
Series A 7.75%, 8/1/2039	485,000	538,529
Denver International Business Center Metropolitan District No 1, General Obligation 5.38%, 12/1/2035	115,000	122,940
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	1,052,200
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A 5.50%, 11/15/2029	400,000	470,808
Series A 5.50%, 11/15/2030	270,000	316,238
E-470 Public Highway Authority Revenue Series B Zero Coupon, 9/1/2037 (a)(d)	1,000,000	349,590
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	502,695
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	1,048,900
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	1,029,750
Series A 6.75%, 12/1/2039	1,000,000	1,091,930
Plaza, CO, Metropolitan District No. 1, Revenue, Tax Allocation 5.00%, 12/1/2040	500,000	524,955
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	1,029,780
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,494,844
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	139,425

		13,305,484

CONNECTICUT — 0.3%
Connecticut State Health & Educational Facility Authority Revenue Series H 4.25%, 7/1/2036 (a)	225,000	225,450
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	500,000	604,645
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (b)	500,000	497,845

		1,327,940

DISTRICT OF COLUMBIA — 0.8%
District of Columbia, Howard University Revenue Series A 6.25%, 10/1/2032	880,000	1,001,273
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	2,005,000	2,550,300

		3,551,573

FLORIDA — 4.4%
Alachua County, FL, Health Facilities Authority Revenue Series B 5.00%, 12/1/2034	750,000	848,130
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	980,000	1,041,083
Capital Trust Agency, Inc. Revenue 6.75%, 12/1/2044	500,000	507,805
Central Florida Expressway Authority Revenue Series A 5.00%, 7/1/2040	500,000	566,925
City of Cape Coral, FL, Water & Sewer Revenue 5.00%, 10/1/2041 (a)	690,000	778,941
Collier County, FL, Industrial Development Authority Revenue Series A 8.13%, 5/15/2044 (b)	1,500,000	1,734,990
County of Miami-Dade Seaport Department Revenue Series B 5.00%, 10/1/2023	250,000	294,815
Crossings At Fleming Island Community Development District, Special Assessment Series A-1 4.50%, 5/1/2030	1,500,000	1,526,835
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.00%, 6/15/2044 (b)	575,000	586,753
Series A 6.13%, 6/15/2043	500,000	512,065
Series A 6.13%, 6/15/2044	555,000	557,842
Series A 6.50%, 7/1/2044	925,000	968,725
Series A 7.50%, 6/15/2033	500,000	553,575
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,018,240
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	356,766
Halifax, FL, Hospital Medical Center Revenue Series A 5.00%, 6/1/2038	435,000	449,655
Hillsborough County Industrial Development Authority Revenue Series A 5.00%, 10/1/2031	270,000	306,995

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	$500,000	$455,655
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	513,820
5.75%, 11/1/2042	500,000	525,335
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	536,470
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	690,000	440,344
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	263,715
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.13%, 8/1/2022	845,000	894,939
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	529,655
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	800,685
Southeast Overtown, FL, Park West Community Redevelopment Agency Revenue, Tax Allocation Series A-1 5.00%, 3/1/2030 (b)	425,000	474,491
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	250,000	255,498
5.13%, 11/1/2034	250,000	258,868
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (d)	65,000	47,605
Zero Coupon, 5/1/2040 (d)	290,000	178,382
Zero Coupon, 5/1/2040 (d)	180,000	93,620
Series A-3 Zero Coupon, 5/1/2040 (d)	195,000	116,366
Series A-4 Zero Coupon, 5/1/2040 (d)	85,000	37,548
6.61%, 5/1/2040 (e)	195,000	2
Series 1 6.65%, 5/1/2040 (f)	10,000	10,277
Series 3 6.65%, 5/1/2040 (e)(f)	120,000	—
Series A-1 6.65%, 5/1/2040	200,000	204,008
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	679,594

		19,927,017

GEORGIA — 0.3%
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	75,000	82,972
East Point Building Authority Revenue Series A 4.63%, 2/1/2035	250,000	250,167
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (a)	997,000	1,090,120

		1,423,259

GUAM — 0.8%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,146,730
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2028	1,000,000	1,140,850
5.63%, 7/1/2040	1,000,000	1,115,770

		3,403,350

HAWAII — 0.5%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue:
Series A 4.65%, 3/1/2037	380,000	390,085
5.00%, 7/1/2020	2,000,000	2,050,660

		2,440,745

ILLINOIS — 4.5%
Chicago Board of Education, General Obligation Series A 5.00%, 12/1/2042	750,000	741,082
Chicago Midway International Airport Revenue Series A 5.50%, 1/1/2030	200,000	232,384
Chicago O’Hare International Airport Revenue:
Series A 4.00%, 1/1/2032	1,020,000	1,042,246
Series D 4.50%, 1/1/2030	250,000	272,320
Series A 5.00%, 1/1/2023	440,000	516,032
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)(d)	325,000	289,910
Series C 4.00%, 1/1/2020	185,000	191,632
Series A 5.25%, 1/1/2037	1,200,000	1,210,284
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,083,320
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	1,710,000	1,621,353
4.25%, 5/15/2043	430,000	423,043
Series C 4.50%, 11/15/2032	1,400,000	1,417,864
5.00%, 5/15/2043	675,000	713,016
5.50%, 8/15/2030	150,000	164,104
Series A 5.75%, 11/15/2037	140,000	153,495
5.75%, 5/15/2046	1,000,000	1,065,620
6.13%, 5/15/2027	355,000	436,281
6.13%, 5/15/2027	645,000	700,696
7.13%, 2/1/2034	1,000,000	1,077,900
7.13%, 2/15/2039	1,100,000	1,184,876
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024	500,000	462,475
Northern Illinois Municipal Power Agency Revenue Series A 5.00%, 1/1/2042 (a)	335,000	361,003
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035 (g)	1,500,000	1,506,060

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Railsplitter, IL, Tobacco Settlement Authority Revenue 6.00%, 6/1/2028	$2,000,000	$2,382,440
Southwestern, IL, Development Authority Revenue 7.63%, 11/1/2048	1,000,000	1,259,460

		20,508,896

INDIANA — 2.4%
Indiana, State Finance Authority Revenue:
5.00%, 10/1/2042	1,280,000	1,368,614
Series A 5.00%, 7/1/2048	2,600,000	2,786,680
5.25%, 9/1/2040	545,000	602,955
5.50%, 8/15/2045	245,000	270,311
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,121,820
6.00%, 12/1/2026	550,000	603,730
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	1,110,000	1,225,829
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	1,500,000	1,838,205
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (b)	1,000,000	1,051,080

		10,869,224

IOWA — 1.6%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
4.75%, 8/1/2042	205,000	212,278
5.00%, 12/1/2019	1,275,000	1,382,508
5.25%, 12/1/2025	2,735,000	3,056,198
5.50%, 12/1/2022	1,150,000	1,228,154
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,355,000	1,197,156

		7,076,294

KANSAS — 1.0%
KS Independent College Finance Authority & Educational Facilities Revenue Series A 5.80%, 3/1/2037	435,000	456,158
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,031,520
Overland Park, KS, Development Corp., Revenue Series B 5.13%, 1/1/2032 (a)	2,000,000	2,004,320
Wichita City, KS, Health Care Facilities Revenue Series IV-A 5.63%, 5/15/2044	885,000	908,550

		4,400,548

KENTUCKY — 0.1%
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	150,000	165,668
Series A 6.00%, 6/1/2030	185,000	212,326
Series A 6.38%, 6/1/2040	125,000	144,620

		522,614

LOUISIANA — 1.2%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,242,002
Louisiana Public Facilities Authority:
4.50%, 7/1/2037	1,370,000	1,373,987
6.50%, 7/1/2036	1,000,000	1,125,980
Louisiana, St. John the Baptist Parish, Revenue Series A 5.13%, 6/1/2037	750,000	789,795
Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	558,690
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	257,505

		5,347,959

MAINE — 0.8%
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2019	1,500,000	1,652,805
5.00%, 7/1/2043	1,000,000	1,071,800
6.75%, 7/1/2036	500,000	575,335
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,205

		3,827,145

MARYLAND — 0.2%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	317,505
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A 5.00%, 7/1/2040	270,000	300,259
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	459,089

		1,076,853

MASSACHUSETTS — 0.6%
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042 (b)	500,000	513,590
Massachusetts, Educational Financing Authority Revenue Series J 5.63%, 7/1/2029	475,000	528,941
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (a)	1,190,000	1,190,250
Series A 5.50%, 1/1/2016 (a)	250,000	250,367

		2,483,148

MICHIGAN — 3.2%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	800,000	649,080

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Detroit, MI, Sewage Disposal System Revenue:
Series A 5.25%, 7/1/2039	$1,230,000	$1,332,299
Series B 5.50%, 7/1/2029 (a)	145,000	168,786
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	1,255,000	1,261,288
Michigan Finance Authority Ltd., Miscellaneous Revenue:
5.00%, 7/1/2034	3,000,000	3,271,050
8.13%, 4/1/2041	490,000	436,085
Michigan Strategic Fund, Tax Allocation Series A 4.13%, 7/1/2045 (h)	4,705,000	4,791,478
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	1,590,000	1,575,706
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,058,100

		14,543,872

MINNESOTA — 0.5%
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	500,000	582,935
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,036,670
St Paul Housing & Redevelopment Authority Revenue 5.13%, 12/1/2038	390,000	409,504

		2,029,109

MISSISSIPPI — 0.6%
D’Iberville, MS, Tax Increment Limited Obligation, Tax Allocation 5.00%, 4/1/2033	1,000,000	1,093,060
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028 (h)	320,000	323,341
Warren County, MS, Revenue Series A 5.38%, 12/1/2035	1,000,000	1,126,340

		2,542,741

MISSOURI — 0.2%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	255,000	270,672
6.00%, 5/1/2042	435,000	460,021
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A 4.00%, 5/1/2020	340,000	346,528

		1,077,221

NEBRASKA — 0.4%
Central Plains Energy Project, NE, Natural Gas Revenue:
5.00%, 9/1/2032	1,250,000	1,391,363
5.25%, 9/1/2037	365,000	408,420

		1,799,783

NEVADA — 0.4%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	500,000	527,030
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	251,448
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (b)	1,000,000	1,082,420
Washoe County, NV, Revenue 5.00%, 2/1/2043	110,000	122,090

		1,982,988

NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b)(h)	320,000	323,814

NEW JERSEY — 4.7%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	538,510
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	2,500,000	2,692,975
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2024	790,000	896,073
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	500,000	526,880
Series A 5.00%, 7/1/2029	165,000	180,716
5.13%, 1/1/2034	1,000,000	1,110,370
5.25%, 9/15/2029	1,050,000	1,149,477
5.25%, 1/1/2044	250,000	262,405
5.75%, 9/15/2027	1,000,000	1,111,840
7.10%, 11/1/2031 (e)(f)	1,000,000	—
New Jersey, Health Care Facilities Financing Authority Revenue 5.75%, 7/1/2037	970,000	1,012,913
New Jersey, Higher Education Student Assistance Authority Revenue Series 1 5.00%, 12/1/2022	600,000	660,534
New Jersey, Transportation Trust Fund Authority Revenue:
Series A Zero Coupon, 12/15/2025 (d)	450,000	288,788
Series A Zero Coupon, 12/15/2040 (d)	610,000	172,691
Salem County, Pollution Control Financing Authority Revenue Series A 5.00%, 12/1/2023	250,000	285,335
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	958,230
Series 1A 4.75%, 6/1/2034	6,210,000	4,746,179
Series 1A 5.00%, 6/1/2029	2,140,000	1,827,089
Series 1A 5.00%, 6/1/2041	3,360,000	2,577,019

		20,998,024

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

NEW MEXICO — 0.5%
Mariposa East Public Improvement District, Special Assessment:
Series B Zero Coupon, 9/1/2032 (d)	$165,000	$145,532
Series D Zero Coupon, 9/1/2032 (d)	195,000	23,384
Series A 5.90%, 9/1/2032	35,000	35,133
Series C 5.90%, 9/1/2032	220,000	187,585
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue 5.00%, 7/1/2042	2,000,000	2,064,880

		2,456,514

NEW YORK — 7.4%
Brooklyn Arena Local Development Corp., Revenue 6.00%, 7/15/2030	650,000	761,339
Build NYC Resource Corp.:
5.00%, 4/1/2033	120,000	128,826
5.00%, 1/1/2035 (b)	265,000	286,205
5.50%, 11/1/2044	500,000	540,985
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	500,000	572,410
Erie Tobacco Asset Securitization Corp., Revenue Series A 5.00%, 6/1/2045	365,000	324,401
Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	500,000	582,670
Liberty, NY, Development Corporation Revenue 5.25%, 10/1/2035	1,130,000	1,365,504
Nassau County, Tobacco Settlement Corp.:
Series A-3 5.00%, 6/1/2035	790,000	675,426
Series A-2 5.25%, 6/1/2026	1,000,000	997,500
New York City Industrial Development Agency:
Series B 5.25%, 12/1/2036	1,000,000	1,037,760
7.50%, 8/1/2016	300,000	315,840
7.75%, 8/1/2031 (h)	300,000	327,108
New York Liberty Development Corp., Revenue:
5.00%, 11/15/2044 (b)	4,950,000	5,209,677
5.38%, 11/15/2040 (b)	3,795,000	4,194,803
7.25%, 11/15/2044 (b)	1,000,000	1,212,260
New York State Dormitory Authority Revenue:
Series A 4.25%, 5/1/2042	745,000	747,004
5.00%, 7/1/2035	140,000	140,189
6.25%, 12/1/2037	1,000,000	1,099,590
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,033,460
5.00%, 9/1/2035	500,000	507,200
5.25%, 12/1/2032	515,000	516,143
5.75%, 10/1/2037 (e)(f)	1,000,000	357,500
Series A 8.50%, 8/1/2028	500,000	513,560
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (b)	500,000	520,000
Niagara Frontier Transportation Authority Revenue Series A 5.00%, 4/1/2028	425,000	482,014
Onondaga Civic Development Corp., Revenue:
Series A 4.63%, 7/1/2022	100,000	107,427
Series A 5.13%, 7/1/2031	2,000,000	2,152,580
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2026	3,500,000	3,519,985
Series 1 5.00%, 6/1/2034	885,000	809,403
Series 1 5.13%, 6/1/2042	2,650,000	2,268,824

		33,307,593

NORTH CAROLINA — 0.9%
Gaston County, NC, Industrial Facilities & Pollution Control Financing Authority 5.75%, 8/1/2035	500,000	500,795
North Carolina Eastern Municipal Power Agency Revenue Series B 5.00%, 1/1/2021	1,000,000	1,169,260
Ohio, American Municipal Power, Inc., Revenue Series A 5.00%, 2/15/2042	2,150,000	2,439,669

		4,109,724

OHIO — 4.8%
American Municipal Power, Inc., Revenue 5.00%, 2/15/2038	15,000	16,335
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	5,150,000	4,391,817
Series A-2 5.38%, 6/1/2024	1,000,000	878,960
Series A-2 5.88%, 6/1/2030	4,970,000	4,209,640
Series A-2 5.88%, 6/1/2047	1,500,000	1,227,705
Series A-2 6.00%, 6/1/2042	1,230,000	1,028,231
Series A-3 6.25%, 6/1/2037	1,000,000	877,960
Series A-2 6.50%, 6/1/2047	1,000,000	887,450
Franklin County, OH, Health Care Facilities Revenue Series A 5.13%, 7/1/2035	125,000	125,301
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,048,320
5.00%, 2/15/2044	200,000	207,228
Ohio, State Air Quality Development Authority Revenue:
3.10%, 3/1/2023 (h)	1,000,000	1,028,650
3.63%, 10/1/2033 (h)	250,000	261,143
3.63%, 12/1/2033 (h)	335,000	350,387
Series B 4.80%, 1/1/2034	100,000	100,261
Series E 5.63%, 10/1/2019	790,000	890,140
6.75%, 6/1/2024	1,000,000	1,041,430
Ohio, State Water Development Authority Revenue:
3.63%, 10/1/2033 (h)	250,000	263,143
Series A 4.80%, 1/1/2034	520,000	521,076

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Southeastern Ohio Port Authority, Hospital Facilities Revenue 6.00%, 12/1/2042	$1,550,000	$1,677,301
Toledo-Lucas County, OH, Port Authority Revenue Series A 5.00%, 7/1/2039	750,000	797,917

		21,830,395

OKLAHOMA — 0.6%
Comanche County Hospital Authority Revenue Series A 5.00%, 7/1/2032	440,000	466,858
Tulsa Airports Improvement Trust Series B 5.50%, 12/1/2035	1,000,000	1,094,820
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,145,622

		2,707,300

OREGON — 0.7%
Hospital Facilities Authority of Multnomah County Oregon Revenue Series A 5.50%, 10/1/2049	2,000,000	2,192,200
Oregon State Facilities Authority Series A 5.00%, 10/1/2031	1,000,000	1,070,720

		3,262,920

PENNSYLVANIA — 3.2%
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	268,472
5.00%, 10/1/2044	215,000	227,066
Delaware County, Authority Revenue Series A 5.00%, 12/15/2031	620,000	636,790
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	122,922
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	440,975
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	670,000	702,636
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	515,041
Pennsylvania, State Higher Educational Facilities Authority Revenue Series A 6.50%, 9/1/2038	1,165,000	1,299,895
Pennsylvania, Turnpike Commission Revenue Series D 5.30%, 12/1/2041	700,000	790,671
Philadelphia, PA, Airport System Revenue:
Series A 5.00%, 6/15/2020	295,000	342,946
Series A 5.00%, 6/15/2022	165,000	191,179
Philadelphia, PA, Gas Works Co. Revenue 5.00%, 10/1/2037 (a)	140,000	151,154
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	1,161,281
Pocono Mountains Industrial Park Authority Revenue 5.00%, 8/15/2040	5,000,000	5,674,900
Scranton, PA, General Obligation Series B 4.35%, 9/1/2020 (a)	745,000	714,425
Susquehanna, PA, Area Regional Airport Authority System Revenue Series B 4.00%, 1/1/2033	1,000,000	1,013,540

		14,253,893

PUERTO RICO — 14.9%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	280,000	281,719
5.63%, 5/15/2043	705,000	705,874
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A 5.00%, 7/1/2028 (a)	2,000,000	2,017,740
Series A 5.25%, 7/1/2042	2,000,000	1,324,940
Puerto Rico Commonwealth, General Obligation:
Series B 4.10%, 7/1/2018	500,000	395,485
Series A 5.00%, 7/1/2034	425,000	285,192
Series A 5.00%, 7/1/2041	9,295,000	6,065,731
Series A 5.13%, 7/1/2031	175,000	120,771
Series A 5.13%, 7/1/2037	110,000	72,467
5.50%, 7/1/2019 (a)	3,075,000	3,291,880
Series A 5.50%, 7/1/2019 (a)	1,630,000	1,697,417
Series A 5.50%, 7/1/2020 (a)	5,000,000	5,284,700
Puerto Rico Convention Center District Authority Revenue:
Series A 5.00%, 7/1/2020 (a)	100,000	100,437
Series A 5.00%, 7/1/2031 (a)	2,000,000	1,860,760
Puerto Rico Electric Power Authority Revenue:
Series RR 5.00%, 7/1/2022 (a)	135,000	134,649
Series A 5.05%, 7/1/2042	1,275,000	744,422
Series VV 5.25%, 7/1/2025 (a)	175,000	178,180
Series LL 5.50%, 7/1/2018 (a)	400,000	415,000
Series WW 5.50%, 7/1/2038	8,935,000	5,217,146
Puerto Rico Highways & Transportation Authority Revenue:
Series N 5.25%, 7/1/2031 (a)	275,000	267,077
Series N 5.25%, 7/1/2033 (a)	2,120,000	2,187,416
Series L 5.25%, 7/1/2038 (a)	1,920,000	1,840,282
Series L 5.25%, 7/1/2041	125,000	129,400
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
5.00%, 3/1/2021	240,000	235,063
5.00%, 10/1/2021	285,000	301,171
5.00%, 10/1/2031	1,250,000	1,257,137
5.00%, 10/1/2042	1,040,000	856,201
5.38%, 4/1/2042	1,000,000	861,090
5.50%, 12/1/2031	205,000	189,801
Series A 6.00%, 7/1/2033	1,200,000	1,290,936

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Puerto Rico Infrastructure Financing Authority Revenue:
Series B 5.00%, 7/1/2037	$500,000	$272,555
Series C 5.50%, 7/1/2027 (a)	3,000,000	2,957,700
Puerto Rico Public Buildings Authority Revenue:
Series U 5.25%, 7/1/2042	1,970,000	1,241,120
5.50%, 7/1/2035 (a)(h)	3,000,000	3,070,260
6.00%, 7/1/2027 (a)	3,000,000	3,113,370
Puerto Rico Sales Tax Financing Corp. Revenue:
Series C 5.00%, 8/1/2022	250,000	229,718
Series C 5.25%, 8/1/2040	5,000,000	3,612,500
Series C 5.25%, 8/1/2041	9,530,000	5,789,856
Subseries A 5.38%, 8/1/2039	7,000,000	4,200,140
Series A 5.50%, 8/1/2042	5,000,000	3,012,600

		67,109,903

SOUTH CAROLINA — 0.6%
Kershaw & Lee County Regional Water Authority Revenue Series A 3.50%, 6/1/2029	275,000	290,131
North Charleston Housing Authority Revenue Series A 5.10%, 8/20/2041	880,000	887,850
Piedmont Municipal Power Agency Revenue:
Subseries A-2 Zero Coupon, 1/1/2029 (a)(d)	1,275,000	758,816
6.25%, 1/1/2021 (a)	250,000	309,847
South Carolina Jobs — Economic Development Authority Revenue 7.00%, 11/1/2033	270,000	298,145

		2,544,789

TENNESSEE — 0.8%
Chattanooga Health Educational & Housing Facility Board Revenue Series A 5.25%, 1/1/2045	150,000	169,851
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	825,000	911,642
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	115,000	126,119
Shelby County Health Educational & Housing Facilities Board Series A 5.50%, 9/1/2047	400,000	408,784
Sullivan County Health Educational & Housing Facilities Board Revenue Series C 5.25%, 9/1/2036	1,000,000	1,042,580
Tennessee Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2026	640,000	761,254

		3,420,230

TEXAS — 6.9%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	875,000	890,041
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	395,564
Central Texas, Regional Mobility Authority 5.75%, 1/1/2025	1,000,000	1,141,970
Central Texas, Turnpike System Revenue Series A Zero Coupon, 8/15/2030 (a)(d)	315,000	172,135
Central Texas, Turnpike System Revenue Series C 5.00%, 8/15/2034	2,500,000	2,784,650
Clifton Higher Education Finance Corp. Revenue Series A 3.95%, 12/1/2032	115,000	113,126
Dallas/Fort Worth International Airport Revenue:
Series H 5.00%, 11/1/2027	125,000	140,533
Series A 5.25%, 11/1/2029	700,000	825,349
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	250,000	274,648
Series A 6.00%, 8/15/2028	230,000	255,866
Decatur Hospital, TX, Authority Revenue Series A 5.25%, 9/1/2029	335,000	369,237
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	528,135
Fort Bend County Industrial Development Corp. Revenue Series B 4.75%, 11/1/2042	385,000	405,725
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	791,018
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series B 7.00%, 1/1/2043	500,000	586,335
Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	2,150,000	2,318,925
Series A 5.00%, 7/1/2024	100,000	115,098
Series A 6.50%, 7/15/2030	300,000	350,205
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	500,000	547,010
Mesquite Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,750,000	1,807,207
New Hope, Cultural Education Facilities Corp., Revenue:
Series A 5.00%, 4/1/2039	1,000,000	1,075,740
Series A 5.00%, 4/1/2046	1,000,000	1,071,060
5.50%, 1/1/2049	1,550,000	1,581,806
North Texas Tollway Authority Revenue Zero Coupon, 1/1/2038 (a)(d)	895,000	354,697
Red River Authority, Pollution Control, Revenue Series B 6.70%, 11/1/2030	1,000,000	1,003,490
Red River Health Facilities Development Corp., Revenue Series A 7.50%, 11/15/2034	1,000,000	1,176,470

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

SA Energy Acquisition Public Facility Corp., Revenue 5.50%, 8/1/2027	$350,000	$425,103
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
Series C 5.00%, 10/1/2044	1,000,000	1,075,120
5.63%, 11/15/2041	500,000	520,795
Texas Private Activity Bond Surface Transportation Corp., Revenue:
7.00%, 12/31/2038	1,000,000	1,247,840
7.00%, 6/30/2040	100,000	121,622
Texas State Turnpike Authority Revenue Series C 5.00%, 8/15/2031	1,285,000	1,443,286
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (e)(f)(h)	1,000,000	45,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Revenue Series A 5.25%, 12/15/2024	100,000	119,191
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue:
5.00%, 12/15/2030	1,000,000	1,109,760
5.00%, 12/15/2031	470,000	519,571
Texas, State Transportation Commission, Turnpike System Revenue Series A 5.00%, 8/15/2041	1,000,000	1,111,100
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,166,690
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	389,995
6.25%, 9/1/2040	370,000	364,879
6.38%, 9/1/2045	505,000	497,627

		31,233,619

UTAH — 0.7%
Salt Lake, UT, Huntsman Cancer Foundation Series A-1 5.00%, 12/1/2033 (h)	1,000,000	1,072,360
Spanish Fork City, UT, American Leadership Academy, Revenue 5.55%, 11/15/2021 (b)	800,000	817,736
Utah, State Charter School Finance Authority Revenue:
Series A 5.80%, 6/15/2038	1,000,000	1,037,130
Series A 7.00%, 7/15/2045	110,000	122,970

		3,050,196

VIRGIN ISLANDS — 0.5%
Virgin Islands Public Finance Authority, Revenue 5.00%, 10/1/2025	645,000	705,849
Virgin Islands Water & Power Authority, Revenue:
Series A 4.00%, 7/1/2021	155,000	160,328
Series A 5.00%, 7/1/2031	1,170,000	1,175,347

		2,041,524

VIRGINIA — 1.7%
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	3,000,000	3,142,950
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	1,075,646
Virginia College Building Authority, Revenue Series A 5.00%, 7/1/2030 (g)	1,625,000	1,764,295
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	537,865
5.50%, 1/1/2042	1,250,000	1,372,687

		7,893,443

WASHINGTON — 0.4%
Everett Public Facilities District Revenue Series A 5.00%, 12/1/2023	420,000	445,557
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	735,777
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	410,000	415,539
Washington, Health Care Facilities Authority Revenue Series D 6.38%, 10/1/2033	205,000	238,190

		1,835,063

WISCONSIN — 1.4%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	1,000,000	1,057,180
Public Finance Authority:
5.00%, 9/1/2030 (b)(g)	800,000	818,672
Series A 5.13%, 10/1/2045	415,000	421,192
5.25%, 4/1/2030	775,000	796,351
Series A 6.20%, 10/1/2042	325,000	352,524
Series A 7.00%, 5/1/2040	630,000	629,968
Series A 8.63%, 6/1/2047	1,000,000	1,209,280
Wisconsin Health & Educational Facilities Authority Revenue:
4.38%, 6/1/2039	470,000	484,711
5.00%, 6/1/2039	185,000	203,554
5.50%, 5/1/2034	350,000	369,964

		6,343,396

WYOMING — 0.2%
Laramie County, WY, Revenue 5.00%, 5/1/2042	925,000	1,027,694

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $434,565,906)		448,923,927

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.0% (i)
MONEY MARKET FUND — 0.0% (i)
State Street Institutional Tax Free Money Market Fund 0.00% (j)(k)(l) (Cost $108,628)	108,628	$108,628

TOTAL INVESTMENTS — 99.4% (m)
(Cost $434,674,534)		449,032,555
OTHER ASSETS & LIABILITIES — 0.6%		2,760,885

NET ASSETS — 100.0%		$451,793,440

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	4.46%
	National Public Finance Guarantee Corp.	3.46%
	Assured Guaranty Municipal Corp.	0.92%
	Assured Guaranty Corp.	0.53%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.1% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Non-income producing security
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(f)	Security is currently in default and/or issuer is in bankruptcy
(g)	When-issued security
(h)	Variable rate security — Rate shown is rate in effect at March 31, 2015. Maturity date shown is the final maturity.
(i)	Amount shown represents less than 0.05% of net assets.
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(l)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(m)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.4%
ARIZONA — 0.8%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$895,000	$1,099,293
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	180,000	217,461

		1,316,754

CALIFORNIA — 36.4%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A 7.05%, 12/1/2044	385,000	548,767
California, Bay Area Toll Authority Revenue 7.04%, 4/1/2050	2,225,000	3,347,824
California, State General Obligation:
5.70%, 11/1/2021	220,000	260,047
6.65%, 3/1/2022	370,000	454,730
7.30%, 10/1/2039	3,710,000	5,541,108
7.35%, 11/1/2039	985,000	1,483,331
7.50%, 4/1/2034	2,715,000	4,060,310
7.55%, 4/1/2039	3,660,000	5,735,513
7.60%, 11/1/2040	2,550,000	4,014,873
7.63%, 3/1/2040	1,710,000	2,665,326
7.70%, 11/1/2030	545,000	685,855
7.95%, 3/1/2036	1,180,000	1,453,784
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	485,000	728,329
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	495,000	665,077
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	665,000	858,236
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	250,000	339,255
7.62%, 8/1/2040	515,000	748,841
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	445,000	636,101
6.75%, 8/1/2049	830,000	1,249,382
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	360,000	488,023
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	540,000	693,808
6.17%, 7/1/2040	200,000	229,996
6.57%, 7/1/2045	1,060,000	1,554,363
6.60%, 7/1/2050	515,000	773,520
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	125,000	163,610
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	1,000,000	1,270,610
5.76%, 7/1/2029	270,000	334,430
6.76%, 7/1/2034	2,135,000	2,980,951
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	330,000	476,761
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	265,000	341,922
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	260,000	369,273
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	765,000	1,051,737
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	1,955,000	2,801,652
6.91%, 10/1/2050	125,000	186,481
6.92%, 4/1/2040	320,000	449,702
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	215,000	280,076
6.00%, 11/1/2040	515,000	674,959
6.95%, 11/1/2050	425,000	636,752
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	505,000	633,502
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	330,000	397,535
University of California, Revenue:
5.77%, 5/15/2043	1,165,000	1,497,712
5.95%, 5/15/2045	475,000	626,734
6.27%, 5/15/2031	180,000	204,763
6.55%, 5/15/2048	375,000	518,542
6.58%, 5/15/2049	580,000	791,793

		55,905,896

COLORADO — 0.7%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	235,000	328,953
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	390,000	516,914
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	175,000	222,317
Denver, CO, General Obligation 5.65%, 8/1/2030	60,000	70,000

		1,138,184

CONNECTICUT — 0.6%
Connecticut, State General Obligation:
5.09%, 10/1/2030	320,000	370,845
5.63%, 12/1/2029	335,000	418,629
Connecticut, State Special Tax Obligation Revenue 5.46%, 11/1/2030	100,000	121,745

		911,219

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

DISTRICT OF COLUMBIA — 1.0%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	$95,000	$120,755
5.59%, 12/1/2034	405,000	511,244
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	160,000	206,110
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	510,000	735,507

		1,573,616

GEORGIA — 3.5%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	1,450,000	1,935,576
6.66%, 4/1/2057	1,345,000	1,771,674
7.06%, 4/1/2057	705,000	835,954
Georgia, State General Obligation 4.50%, 11/1/2025	750,000	848,310

		5,391,514

ILLINOIS — 4.6%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	350,000	331,754
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	690,000	875,665
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	525,000	710,740
6.85%, 1/1/2038	165,000	188,480
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	540,000	643,680
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	255,000	334,690
Chicago, IL, Water Revenue 6.74%, 11/1/2040	355,000	461,404
Cook County, IL, General Obligation 6.23%, 11/15/2034	290,000	330,818
Illinois, State General Obligation:
6.63%, 2/1/2035	335,000	382,547
6.73%, 4/1/2035	705,000	802,924
7.35%, 7/1/2035	695,000	830,261
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	315,000	408,649
6.18%, 1/1/2034	580,000	769,034

		7,070,646

INDIANA — 0.2%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	235,000	313,901

KANSAS — 0.3%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	380,000	435,191

KENTUCKY — 0.4%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	400,000	557,724

LOUISIANA — 0.3%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	360,000	406,444

MARYLAND — 0.4%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	415,000	557,216

MASSACHUSETTS — 3.1%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	1,080,000	1,199,761
Series D 4.50%, 8/1/2031	270,000	301,066
4.91%, 5/1/2029	835,000	981,818
5.46%, 12/1/2039	585,000	742,663
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	195,000	246,683
5.72%, 8/15/2039	610,000	795,178
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	365,000	433,876

		4,701,045

MICHIGAN — 0.2%
Michigan, State General Obligation Series B 7.63%, 9/15/2027	210,000	248,840

MISSISSIPPI — 0.4%
Mississippi, State General Obligation Series F 5.25%, 11/1/2034	505,000	601,758

MISSOURI — 0.7%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	225,000	280,483
University of Missouri, Revenue:
5.79%, 11/1/2041	325,000	445,896
5.96%, 11/1/2039	240,000	316,205

		1,042,584

NEVADA — 0.8%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	600,000	877,290
6.88%, 7/1/2042	345,000	396,560

		1,273,850

NEW JERSEY — 6.6%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	935,000	1,054,614
6.10%, 12/15/2028	485,000	538,976
6.56%, 12/15/2040	505,000	645,491
6.88%, 12/15/2039	545,000	599,484

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	$4,370,000	$6,396,893
7.41%, 1/1/2040	275,000	413,182
Rutgers University, Revenue 5.67%, 5/1/2040	370,000	475,476

		10,124,116

NEW YORK — 14.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	580,000	743,084
5.72%, 6/15/2042	485,000	645,816
5.75%, 6/15/2041	985,000	1,300,830
5.79%, 6/15/2041	205,000	232,368
5.88%, 6/15/2044	290,000	392,538
5.95%, 6/15/2042	180,000	245,781
6.01%, 6/15/2042	1,115,000	1,529,657
6.28%, 6/15/2042	5,000	5,866
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	495,000	623,487
5.57%, 11/1/2038	525,000	665,795
5.77%, 8/1/2036	750,000	951,465
6.83%, 7/15/2040	180,000	248,062
New York, NY, General Obligation:
5.21%, 10/1/2031	680,000	802,978
5.52%, 10/1/2037	865,000	1,085,558
5.85%, 6/1/2040	290,000	378,850
Series G-1 5.97%, 3/1/2036	660,000	866,653
5.99%, 12/1/2036	420,000	540,910
6.25%, 6/1/2035	5,000	5,750
6.27%, 12/1/2037	570,000	772,561
6.65%, 12/1/2031	5,000	5,981
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	165,000	210,723
6.09%, 11/15/2040	385,000	517,971
6.55%, 11/15/2031	155,000	207,737
6.65%, 11/15/2039	285,000	394,300
6.67%, 11/15/2039	690,000	967,884
6.69%, 11/15/2040	325,000	457,100
6.81%, 11/15/2040	1,065,000	1,500,510
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	940,000	1,473,365
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	250,000	299,440
5.39%, 3/15/2040	610,000	779,269
5.43%, 3/15/2039	415,000	517,061
5.50%, 3/15/2030	315,000	377,131
5.60%, 3/15/2040	415,000	539,131
5.63%, 3/15/2039	655,000	830,082
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	480,000	596,035
Series C 5.84%, 3/15/2040	150,000	191,931

		21,903,660

NORTH CAROLINA — 0.2%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	280,000	320,046

OHIO — 4.7%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	950,000	1,128,353
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	265,000	340,289
6.05%, 2/15/2043	375,000	484,298
Series E 6.27%, 2/15/2050	600,000	782,574
7.50%, 2/15/2050	475,000	698,810
7.83%, 2/15/2041	505,000	757,662
Ohio, American Municipal Power, Inc., Revenue:
6.45%, 2/15/2044	435,000	576,423
8.08%, 2/15/2050	875,000	1,414,945
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	505,000	584,755
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	420,000	490,799

		7,258,908

OREGON — 0.5%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	580,000	764,098

PENNSYLVANIA — 2.4%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	570,000	713,611
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	370,000	414,400
5.35%, 5/1/2030	115,000	129,956
5.45%, 2/15/2030	405,000	486,688
Series B 5.85%, 7/15/2030	470,000	533,788
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	310,000	392,169
6.11%, 12/1/2039	780,000	1,020,334

		3,690,946

SOUTH CAROLINA — 0.4%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	420,000	572,309

TENNESSEE — 0.6%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	595,000	795,533
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	135,000	166,121

		961,654

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

TEXAS — 11.0%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	$725,000	$957,015
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	200,000	242,716
5.02%, 12/1/2048	540,000	674,935
6.00%, 12/1/2044	1,150,000	1,593,670
6.25%, 12/1/2034	5,000	5,722
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	685,000	905,714
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (a)	715,000	852,373
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	1,265,000	1,886,786
8.91%, 2/1/2030	100,000	122,796
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	201,860
5.81%, 2/1/2041	700,000	937,636
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	365,000	501,444
Texas, State General Obligation:
4.63%, 4/1/2033	2,010,000	2,341,650
4.68%, 4/1/2040	465,000	554,629
5.52%, 4/1/2039	200,000	269,352
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	545,000	643,950
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	1,390,000	1,691,185
University of Texas, Revenue:
4.79%, 8/15/2046	720,000	879,048
5.13%, 8/15/2042	785,000	983,432
5.26%, 7/1/2039	475,000	608,470
Series B 6.28%, 8/15/2041	5,000	5,712

		16,860,095

UTAH — 1.0%
Utah, State General Obligation:
3.54%, 7/1/2025	500,000	538,115
4.55%, 7/1/2024	525,000	597,765
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	340,000	459,350

		1,595,230

VIRGINIA — 0.7%
University of Virginia, Revenue 6.20%, 9/1/2039	460,000	673,596
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	330,000	401,541

		1,075,137

WASHINGTON — 1.7%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	470,000	612,946
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	365,000	480,599
Washington, State General Obligation:
5.09%, 8/1/2033	295,000	354,021
5.14%, 8/1/2040	695,000	870,348
Series D 5.48%, 8/1/2039	290,000	372,156

		2,690,070

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $145,868,584)		151,262,651

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b)(c)(d) (Cost $166,863)	166,863	166,863

TOTAL INVESTMENTS — 98.5% (e)
(Cost $146,035,447)		151,429,514
OTHER ASSETS & LIABILITIES — 1.5%		2,259,144

NET ASSETS — 100.0%		$153,688,658

(a)	Bond is insured by:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.55%

(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.3%
AUSTRALIA — 4.2%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	8,560,000	$7,083,621
2.00%, 8/21/2035	AUD	2,604,750	2,604,802
2.50%, 9/20/2030	AUD	4,497,200	4,568,706
3.00%, 9/20/2025	AUD	3,255,530	3,230,914
4.00%, 8/20/2020	AUD	10,982,680	10,198,331

			27,686,374

BRAZIL — 4.1%
Federal Republic of Brazil:
6.00%, 8/15/2018	BRL	6,489,088	2,010,818
6.00%, 8/15/2022	BRL	25,956,350	7,959,689
6.00%, 5/15/2023	BRL	7,786,906	2,382,733
6.00%, 8/15/2024	BRL	23,360,715	7,123,961
6.00%, 5/15/2035	BRL	21,543,769	6,443,501
6.00%, 8/15/2040	BRL	4,672,143	1,389,615

			27,310,317

CANADA — 4.5%
Government of Canada:
1.25%, 12/1/2047	CAD	1,008,240	1,041,604
1.50%, 12/1/2044	CAD	4,408,812	4,734,364
2.00%, 12/1/2041	CAD	3,464,808	4,016,852
3.00%, 12/1/2036	CAD	4,224,360	5,413,351
4.00%, 12/1/2031	CAD	5,067,079	6,727,113
4.25%, 12/1/2021	CAD	2,244,420	2,397,285
4.25%, 12/1/2026	CAD	4,670,754	5,728,672

			30,059,241

CHILE — 4.5%
Republic of Chile:
3.00%, 5/1/2017	CLP	1,846,708,501	3,125,034
3.00%, 7/1/2017	CLP	3,077,847,500	5,225,598
3.00%, 1/1/2018	CLP	1,108,025,100	1,892,857
3.00%, 3/1/2028	CLP	2,462,277,999	4,671,947
3.00%, 1/1/2030	CLP	6,648,150,600	12,666,725
3.00%, 1/1/2044	CLP	1,108,025,100	2,311,824

			29,893,985

FRANCE — 14.7%
French Treasury Note 0.45%, 7/25/2016	EUR	10,587,804	11,663,699
Republic of France:
0.70%, 7/25/2030 (a)	EUR	5,172,195	6,865,784
1.00%, 7/25/2017	EUR	12,829,381	14,526,676
1.10%, 7/25/2022	EUR	3,197,190	3,975,923
1.30%, 7/25/2019	EUR	3,690,540	4,380,320
1.80%, 7/25/2040	EUR	4,613,156	8,249,730
2.25%, 7/25/2020	EUR	19,181,280	24,357,759
3.15%, 7/25/2032	EUR	7,409,426	13,499,526
3.40%, 7/25/2029	EUR	6,253,312	10,973,563

			98,492,980

GERMANY — 4.5%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	9,129,906	10,824,211
1.50%, 4/15/2016	EUR	6,508,374	7,175,366
1.75%, 4/15/2020	EUR	9,686,610	11,943,121

			29,942,698

ISRAEL — 4.6%
State of Israel:
0.10%, 10/31/2016	ILS	12,767,443	3,271,962
1.75%, 9/29/2023	ILS	10,016,950	2,917,644
2.75%, 8/30/2041	ILS	15,124,383	5,734,533
4.00%, 7/30/2021	ILS	35,972,944	11,547,173
4.00%, 7/31/2024	ILS	21,281,767	7,369,368

			30,840,680

ITALY — 10.7%
Republic of Italy:
2.10%, 9/15/2016	EUR	1,156,925	1,299,321
2.10%, 9/15/2017	EUR	4,110,552	4,733,784
2.35%, 9/15/2019	EUR	9,788,040	11,855,830
2.35%, 9/15/2024 (a)	EUR	10,860,520	14,250,147
2.35%, 9/15/2035	EUR	3,171,042	4,874,099
2.55%, 9/15/2041	EUR	533,710	848,741
2.60%, 9/15/2023	EUR	12,786,696	16,924,297
3.10%, 9/15/2026	EUR	11,669,168	16,809,711

			71,595,930

JAPAN — 5.0%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	1,028,000,000	9,210,211
0.10%, 3/10/2024	JPY	1,361,304,000	12,190,723
1.10%, 12/10/2016	JPY	358,050,000	3,185,503
1.40%, 6/10/2018 (b)	JPY	937,480,000	8,680,631

			33,267,068

MEXICO — 4.5%
United Mexican States:
2.00%, 6/9/2022	MXN	158,933,610	9,912,479
2.50%, 12/10/2020	MXN	30,462,275	1,997,992
4.00%, 11/8/2046	MXN	9,271,127	668,290
4.50%, 11/22/2035	MXN	160,258,057	12,266,999
5.00%, 6/16/2016	MXN	72,314,793	4,967,110

			29,812,870

POLAND — 2.7%
Republic of Poland:
2.75%, 8/25/2023	PLN	25,368,369	7,620,881
3.00%, 8/24/2016	PLN	39,346,440	10,657,733

			18,278,614

SOUTH AFRICA — 4.3%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	86,578,493	7,280,504
2.50%, 1/31/2017	ZAR	85,324,366	7,164,057
2.50%, 3/31/2046	ZAR	32,424,390	3,088,383
2.50%, 12/31/2050	ZAR	37,807,440	3,615,563
3.45%, 12/7/2033	ZAR	74,878,861	7,843,213

			28,991,720

SOUTH KOREA — 3.1%
Republic of South Korea:
1.13%, 6/10/2023	KRW	4,875,456,000	4,237,035
2.75%, 3/10/2017	KRW	993,552,000	920,558
2.75%, 6/10/2020	KRW	16,161,032,000	15,701,467

			20,859,060

SWEDEN — 4.1%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	2,995,953	389,666

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

0.50%, 6/1/2017	SEK	43,606,776	$5,292,844
1.00%, 6/1/2025	SEK	28,691,730	4,128,663
3.50%, 12/1/2028	SEK	57,634,078	11,211,511
4.00%, 12/1/2020	SEK	42,805,091	6,561,920

			27,584,604

TURKEY — 4.6%
Republic of Turkey:
2.00%, 10/26/2022	TRY	24,324,220	9,438,341
2.80%, 11/8/2023	TRY	7,624,554	3,140,559
3.00%, 2/23/2022	TRY	24,342,800	10,054,940
4.00%, 4/1/2020	TRY	18,366,711	7,816,374

			30,450,214

UNITED KINGDOM — 19.2%
United Kingdom Treasury Bond:
0.13%, 3/22/2024	GBP	1,053,830	1,735,089
0.25%, 3/22/2052	GBP	1,688,688	3,744,496
0.38%, 3/22/2062	GBP	1,083,280	2,810,529
0.50%, 3/22/2050	GBP	5,985,650	13,972,680
0.63%, 11/22/2042	GBP	3,547,080	7,831,802
0.75%, 11/22/2047	GBP	3,688,770	8,911,122
1.13%, 11/22/2037	GBP	1,578,962	3,545,959
1.25%, 11/22/2017	GBP	2,373,678	3,795,054
1.25%, 11/22/2027	GBP	4,475,726	8,642,137
1.25%, 11/22/2032	GBP	3,147,271	6,649,372
1.25%, 11/22/2055	GBP	5,316,720	16,304,060
1.88%, 11/22/2022	GBP	4,968,800	9,169,340
2.00%, 1/26/2035	GBP	4,442,973	10,557,031
2.50%, 4/16/2020	GBP	3,097,663	5,403,883
4.13%, 7/22/2030	GBP	9,515,175	25,408,723

			128,481,277

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $687,174,246)			663,547,632

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d)(e) (Cost $645,232)		645,232	645,232

TOTAL INVESTMENTS — 99.4% (f)
(Cost $687,819,478)			664,192,864
OTHER ASSETS & LIABILITIES — 0.6%			4,074,630

NET ASSETS — 100.0%			$668,267,494

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.2% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (Note 2).
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.9%
AUSTRALIA — 4.6%
Commonwealth of Australia:
4.25%, 7/21/2017	AUD	4,450,000	$3,594,340
4.75%, 6/15/2016	AUD	3,980,000	3,147,274
5.50%, 1/21/2018	AUD	3,450,000	2,908,574
6.00%, 2/15/2017	AUD	4,250,000	3,501,336

			13,151,524

AUSTRIA — 3.7%
Republic of Austria:
3.20%, 2/20/2017 (a)	EUR	2,900,000	3,312,937
4.00%, 9/15/2016 (a)	EUR	1,850,000	2,107,723
4.30%, 9/15/2017 (a)	EUR	2,500,000	2,978,974
4.65%, 1/15/2018 (a)	EUR	1,750,000	2,131,258

			10,530,892

BELGIUM — 4.0%
Kingdom of Belgium:
3.25%, 9/28/2016 (a)	EUR	550,000	620,725
3.50%, 6/28/2017 (a)	EUR	2,350,000	2,731,601
4.00%, 3/28/2017 (a)	EUR	2,000,000	2,326,713
4.00%, 3/28/2018 (a)	EUR	2,750,000	3,318,528
5.50%, 9/28/2017 (a)	EUR	2,100,000	2,574,470

			11,572,037

CANADA — 4.6%
Government of Canada:
1.00%, 5/1/2016	CAD	1,500,000	1,190,122
1.00%, 8/1/2016	CAD	2,400,000	1,907,588
1.00%, 11/1/2016	CAD	1,050,000	835,714
1.25%, 8/1/2017	CAD	1,750,000	1,406,025
1.25%, 2/1/2018	CAD	1,500,000	1,209,321
1.50%, 2/1/2017	CAD	1,400,000	1,125,417
1.50%, 3/1/2017	CAD	1,400,000	1,126,633
1.50%, 9/1/2017	CAD	1,425,000	1,152,309
2.00%, 6/1/2016	CAD	1,000,000	803,087
2.75%, 9/1/2016	CAD	2,000,000	1,629,135
4.00%, 6/1/2017	CAD	1,000,000	849,143

			13,234,494

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos 6.00%, 8/1/2016	CLP	125,000,000	207,088

CZECH REPUBLIC — 0.4%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	8,750,000	343,137
4.00%, 4/11/2017	CZK	18,150,000	764,303

			1,107,440

DENMARK — 1.3%
Kingdom of Denmark:
2.50%, 11/15/2016	DKK	13,000,000	1,957,109
4.00%, 11/15/2017	DKK	10,350,000	1,660,250

			3,617,359

FINLAND — 1.5%
Finland Government Bond:
1.75%, 4/15/2016 (a)	EUR	1,450,000	1,588,997
1.88%, 4/15/2017 (a)	EUR	1,210,000	1,355,030
3.88%, 9/15/2017 (a)	EUR	1,100,000	1,299,660

			4,243,687

FRANCE — 5.1%
French Treasury Note:
0.01%, 2/25/2018	EUR	350,000	377,256
1.00%, 7/25/2017	EUR	1,100,000	1,213,158
1.75%, 2/25/2017	EUR	1,600,000	1,781,267
2.50%, 7/25/2016	EUR	2,500,000	2,778,985
Republic of France:
0.25%, 11/25/2016	EUR	150,000	162,197
3.25%, 4/25/2016	EUR	2,000,000	2,225,948
3.75%, 4/25/2017	EUR	2,000,000	2,321,910
4.25%, 10/25/2017	EUR	2,350,000	2,809,070
5.00%, 10/25/2016	EUR	900,000	1,044,863

			14,714,654

GERMANY — 5.1%
Bundesschatzanweisungen Zero Coupon, 9/16/2016 (b)	EUR	1,200,000	1,293,414
Federal Republic of Germany:
0.50%, 4/7/2017	EUR	2,000,000	2,180,219
0.50%, 10/13/2017	EUR	1,000,000	1,094,116
0.50%, 2/23/2018	EUR	1,125,000	1,233,707
0.75%, 2/24/2017	EUR	1,600,000	1,750,894
1.25%, 10/14/2016	EUR	600,000	659,137
2.75%, 4/8/2016	EUR	1,500,000	1,660,103
3.75%, 1/4/2017	EUR	1,500,000	1,724,478
4.00%, 7/4/2016	EUR	1,000,000	1,131,341
4.00%, 1/4/2018	EUR	950,000	1,140,256
4.25%, 7/4/2017	EUR	750,000	887,403

			14,755,068

HONG KONG — 0.4%
Hong Kong Government Bond Programme:
0.34%, 5/9/2016	HKD	750,000	96,891
0.83%, 11/6/2017	HKD	2,350,000	304,213
1.02%, 4/10/2017	HKD	6,450,000	839,899

			1,241,003

IRELAND — 1.3%
Ireland Government Bond:
4.60%, 4/18/2016	EUR	1,800,000	2,025,595
5.50%, 10/18/2017	EUR	1,300,000	1,592,636

			3,618,231

ISRAEL — 1.5%
Israel Government Bond — Fixed:
1.25%, 10/31/2017	ILS	1,650,000	425,287
2.50%, 5/31/2016	ILS	2,150,000	555,756
4.00%, 1/31/2018	ILS	4,000,000	1,109,679
4.25%, 8/31/2016	ILS	5,200,000	1,384,503
5.50%, 2/28/2017	ILS	2,500,000	692,677

			4,167,902

ITALY — 6.3%
Italy Buoni Poliennali Del Tesoro:
0.75%, 1/15/2018	EUR	1,825,000	1,984,660
1.15%, 5/15/2017	EUR	1,250,000	1,369,533
2.25%, 5/15/2016	EUR	700,000	770,157

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Italy Certificati di Credito del Tesoro Zero Coupon, 2/27/2017 (b)	EUR	800,000	$856,235
Republic of Italy:
Zero Coupon, 4/29/2016 (b)	EUR	200,000	214,642
Zero Coupon, 8/30/2016 (b)	EUR	1,000,000	1,072,112
1.50%, 12/15/2016	EUR	2,100,000	2,306,385
2.75%, 11/15/2016	EUR	1,000,000	1,119,537
3.50%, 11/1/2017	EUR	1,100,000	1,280,198
3.75%, 8/1/2016	EUR	2,500,000	2,815,517
4.00%, 2/1/2017	EUR	1,000,000	1,149,609
4.50%, 2/1/2018	EUR	450,000	540,913
4.75%, 9/15/2016	EUR	700,000	802,390
4.75%, 5/1/2017	EUR	1,000,000	1,175,437
4.75%, 6/1/2017	EUR	600,000	707,487

			18,164,812

JAPAN — 23.0%
Government of Japan 2 Year Bond:
0.10%, 6/15/2016	JPY	400,000,000	3,338,260
0.10%, 7/15/2016	JPY	380,000,000	3,171,464
0.10%, 9/15/2016	JPY	300,000,000	2,503,957
0.10%, 10/15/2016	JPY	300,000,000	2,504,023
0.10%, 11/15/2016	JPY	300,000,000	2,504,090
0.10%, 12/15/2016	JPY	367,500,000	3,067,584
0.10%, 1/15/2017	JPY	300,000,000	2,504,203
Government of Japan 5 Year Bond:
0.30%, 6/20/2016	JPY	500,000,000	4,182,994
0.40%, 6/20/2016	JPY	200,000,000	1,675,225
0.30%, 9/20/2016	JPY	500,000,000	4,185,524
0.20%, 3/20/2017	JPY	500,000,000	4,182,035
0.30%, 3/20/2017	JPY	595,000,000	4,986,385
0.20%, 6/20/2017	JPY	330,000,000	2,760,897
0.20%, 9/20/2017	JPY	600,000,000	5,021,083
0.10%, 12/20/2017	JPY	450,000,000	3,756,473
0.20%, 12/20/2017	JPY	400,000,000	3,348,139
0.10%, 3/20/2018	JPY	375,000,000	3,130,256
Government of Japan 10 Year Bond:
1.70%, 9/20/2016	JPY	280,000,000	2,391,878
0.30%, 12/20/2016	JPY	65,000,000	544,429
1.70%, 9/20/2017	JPY	250,000,000	2,169,245
1.40%, 3/20/2018	JPY	500,000,000	4,336,002

			66,264,146

LITHUANIA — 0.1%
Lithuania Government International Bond 4.85%, 2/7/2018	EUR	300,000	365,655

MALAYSIA — 1.9%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	7,950,000	2,144,377
3.31%, 10/31/2017	MYR	5,200,000	1,403,122
3.39%, 3/15/2017	MYR	7,050,000	1,906,386

			5,453,885

MEXICO — 2.8%
Mexican Bonos:
5.00%, 6/15/2017	MXN	24,150,000	1,616,172
6.25%, 6/16/2016	MXN	23,700,000	1,601,005
7.25%, 12/15/2016	MXN	29,350,000	2,032,725
7.75%, 12/14/2017	MXN	39,700,000	2,816,311

			8,066,213

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2016 (a)(b)	EUR	1,600,000	1,721,991
0.50%, 4/15/2017	EUR	1,350,000	1,470,500
1.25%, 1/15/2018 (a)	EUR	2,200,000	2,456,926
2.50%, 1/15/2017 (a)	EUR	1,700,000	1,914,075
4.00%, 7/15/2016 (a)	EUR	2,300,000	2,603,891
4.50%, 7/15/2017 (a)	EUR	2,400,000	2,854,902

			13,022,285

NEW ZEALAND — 0.7%
New Zealand Government Bond 6.00%, 12/15/2017	NZD	2,590,000	2,086,356

NORWAY — 0.7%
Norway Government Bond 4.25%, 5/19/2017	NOK	14,150,000	1,880,264

POLAND — 2.1%
Poland Government Bond:
Zero Coupon, 7/25/2016 (b)	PLN	4,500,000	1,163,128
Zero Coupon, 7/25/2017 (b)	PLN	500,000	126,884
4.75%, 10/25/2016	PLN	4,000,000	1,106,158
4.75%, 4/25/2017	PLN	8,800,000	2,467,667
5.25%, 10/25/2017	PLN	4,450,000	1,278,605

			6,142,442

SINGAPORE — 1.2%
Government of Singapore 3.75%, 9/1/2016	SGD	2,200,000	1,661,546
Singapore Government Bond:
1.13%, 4/1/2016	SGD	1,375,000	1,002,408
2.38%, 4/1/2017	SGD	1,200,000	892,993

			3,556,947

SLOVAKIA — 0.4%
Slovakia Government Bond 4.63%, 1/19/2017	EUR	650,000	755,707
Slovakia Government International Bond 4.38%, 5/15/2017	EUR	450,000	528,488

			1,284,195

SLOVENIA — 0.4%
Slovenia Government Bond 1.75%, 10/9/2017	EUR	200,000	222,837
Slovenia Government International Bond 4.70%, 11/1/2016 (a)	EUR	800,000	920,231

			1,143,068

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

SOUTH AFRICA — 0.6%
South Africa Government Bond:
8.25%, 9/15/2017	ZAR	1,250,000	$105,593
8.25%, 9/15/2017	ZAR	16,000,000	1,361,279
13.50%, 9/15/2016	ZAR	3,900,000	352,760

			1,819,632

SOUTH KOREA — 4.6%
Korea Treasury Bond:
2.00%, 12/10/2017	KRW	2,000,000,000	1,815,309
2.75%, 6/10/2016	KRW	4,100,000,000	3,740,333
2.75%, 6/10/2017	KRW	3,475,000,000	3,200,179
3.00%, 12/10/2016	KRW	4,750,000,000	4,371,100

			13,126,921

SPAIN — 4.5%
Kingdom of Spain:
0.50%, 10/31/2017 (a)	EUR	1,700,000	1,840,132
2.10%, 4/30/2017	EUR	2,550,000	2,850,690
3.25%, 4/30/2016	EUR	1,150,000	1,278,093
3.30%, 7/30/2016	EUR	1,825,000	2,045,018
3.80%, 1/31/2017	EUR	1,000,000	1,147,081
4.25%, 10/31/2016	EUR	2,100,000	2,405,180
4.50%, 1/31/2018	EUR	1,200,000	1,444,072

			13,010,266

SWEDEN — 1.1%
Kingdom of Sweden:
3.00%, 7/12/2016	SEK	13,000,000	1,570,455
3.75%, 8/12/2017	SEK	12,500,000	1,589,132

			3,159,587

SWITZERLAND — 1.3%
Switzerland Government Bond 3.00%, 1/8/2018	CHF	3,400,000	3,871,162

THAILAND — 1.4%
Thailand Government Bond:
3.25%, 6/16/2017	THB	107,000,000	3,390,604
4.13%, 11/18/2016	THB	23,000,000	733,385

			4,123,989

TURKEY — 1.1%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	3,500,000	1,279,896
8.20%, 7/13/2016	TRY	2,000,000	765,261
9.00%, 3/8/2017	TRY	2,500,000	976,555

			3,021,712

UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	2,575,000	3,863,033
1.75%, 1/22/2017	GBP	2,550,000	3,876,144
4.00%, 9/7/2016	GBP	1,250,000	1,951,822
5.00%, 3/7/2018	GBP	1,000,000	1,673,166
8.75%, 8/25/2017	GBP	1,000,000	1,783,299

			13,147,464

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $309,187,320)			278,872,380

	Shares
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d)(e) (Cost $2,374,585)		2,374,585	2,374,585

TOTAL INVESTMENTS — 97.7% (f)
(Cost $311,561,905)			281,246,965
OTHER ASSETS & LIABILITIES — 2.3%			6,491,181

NET ASSETS — 100.0%			$287,738,146

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 14.1% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At March 31, 2015, Open Forward Foreign Currency Contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

BANK OF AMERICA, N.A.	MYR	8,900,000	USD	2,397,180	04/30/2015	$1,809
BANK OF AMERICA, N.A.	RUB	118,000,000	USD	2,007,854	04/30/2015	(18,593)
BANK OF AMERICA, N.A.	RUB	59,000,000	USD	1,003,927	04/30/2015	2,909

						$(13,875)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CZK — Czech Koruna

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.0%
AUSTRALIA — 3.6%
Commonwealth of Australia:
2.75%, 10/21/2019	AUD	2,700,000	$2,147,276
2.75%, 4/21/2024	AUD	5,250,000	4,166,114
3.25%, 10/21/2018	AUD	3,000,000	2,411,004
3.25%, 4/21/2025	AUD	4,000,000	3,307,446
3.25%, 4/21/2029	AUD	2,495,000	2,055,223
3.75%, 4/21/2037	AUD	1,950,000	1,717,285
4.25%, 7/21/2017	AUD	5,050,000	4,078,970
4.25%, 4/21/2026	AUD	3,500,000	3,154,659
4.50%, 4/15/2020	AUD	5,220,000	4,492,757
4.50%, 4/21/2033	AUD	2,700,000	2,589,759
4.75%, 6/15/2016	AUD	4,260,000	3,368,690
4.75%, 4/21/2027	AUD	2,700,000	2,554,116
5.25%, 3/15/2019	AUD	5,830,000	5,048,994
5.50%, 1/21/2018	AUD	5,000,000	4,215,324
5.50%, 4/21/2023	AUD	5,500,000	5,219,132
5.75%, 5/15/2021	AUD	3,000,000	2,788,288
5.75%, 7/15/2022	AUD	1,500,000	1,425,508
5.75%, 7/15/2022	AUD	3,500,000	3,326,185
6.00%, 2/15/2017	AUD	5,000,000	4,119,219

			62,185,949

AUSTRIA — 3.3%
Republic of Austria:
0.25%, 10/18/2019	EUR	1,600,000	1,739,020
1.15%, 10/19/2018 (a)	EUR	2,050,000	2,298,574
1.65%, 10/21/2024 (a)	EUR	2,215,000	2,676,349
1.75%, 10/20/2023 (a)	EUR	2,000,000	2,420,684
1.95%, 6/18/2019 (a)	EUR	2,000,000	2,327,795
2.40%, 5/23/2034 (a)	EUR	1,400,000	1,972,350
3.15%, 6/20/2044 (a)	EUR	1,400,000	2,448,215
3.20%, 2/20/2017 (a)	EUR	2,100,000	2,399,023
3.40%, 11/22/2022 (a)	EUR	2,450,000	3,274,126
3.50%, 9/15/2021 (a)	EUR	2,950,000	3,867,226
3.65%, 4/20/2022 (a)	EUR	375,000	502,237
3.65%, 4/20/2022 (a)	EUR	1,725,000	2,310,291
3.80%, 1/26/2062 (a)	EUR	880,000	1,999,743
3.90%, 7/15/2020 (a)	EUR	3,520,000	4,556,702
4.00%, 9/15/2016 (a)	EUR	1,820,000	2,073,543
4.15%, 3/15/2037 (a)	EUR	2,750,000	5,032,526
4.30%, 9/15/2017 (a)	EUR	2,000,000	2,383,179
4.35%, 3/15/2019 (a)	EUR	2,000,000	2,522,812
4.65%, 1/15/2018 (a)	EUR	3,100,000	3,775,372
4.85%, 3/15/2026 (a)	EUR	2,000,000	3,170,232
6.25%, 7/15/2027	EUR	1,620,000	2,941,893

			56,691,892

BELGIUM — 4.5%
Kingdom of Belgium:
0.80%, 6/22/2025 (a)	EUR	1,250,000	1,390,000
1.00%, 6/22/2031 (a)	EUR	1,500,000	1,663,454
1.25%, 6/22/2018	EUR	2,750,000	3,082,567
2.25%, 6/22/2023	EUR	3,120,000	3,887,556
2.60%, 6/22/2024 (a)	EUR	3,000,000	3,875,324
3.00%, 9/28/2019	EUR	2,100,000	2,561,299
3.00%, 6/22/2034 (a)	EUR	1,200,000	1,777,487
3.25%, 9/28/2016 (a)	EUR	2,525,000	2,849,692
3.50%, 6/28/2017 (a)	EUR	2,900,000	3,370,912
3.75%, 9/28/2020 (a)	EUR	3,800,000	4,919,828
3.75%, 6/22/2045	EUR	1,500,000	2,740,561
4.00%, 3/28/2017 (a)	EUR	1,400,000	1,628,699
4.00%, 3/28/2018 (a)	EUR	2,000,000	2,413,475
4.00%, 3/28/2019	EUR	2,670,000	3,331,743
4.00%, 3/28/2022	EUR	2,575,000	3,508,569
4.00%, 3/28/2032	EUR	2,090,000	3,390,333
4.25%, 9/28/2021 (a)	EUR	3,000,000	4,091,848
4.25%, 9/28/2022	EUR	3,120,000	4,361,940
4.25%, 3/28/2041 (a)	EUR	2,400,000	4,538,900
4.50%, 3/28/2026 (a)	EUR	1,750,000	2,686,368
5.00%, 3/28/2035 (a)	EUR	3,900,000	7,375,322
5.50%, 9/28/2017 (a)	EUR	2,200,000	2,697,064
5.50%, 3/28/2028	EUR	3,245,000	5,618,031

			77,760,972

CANADA — 4.6%
Canada Government International Bond 2.75%, 12/1/2064	CAD	1,000,000	989,364
Government of Canada:
0.25%, 5/1/2017	CAD	700,000	549,653
1.00%, 5/1/2016	CAD	1,400,000	1,110,781
1.00%, 8/1/2016	CAD	3,800,000	3,020,347
1.00%, 11/1/2016	CAD	2,100,000	1,671,428
1.25%, 8/1/2017	CAD	3,000,000	2,410,328
1.25%, 2/1/2018	CAD	1,250,000	1,007,767
1.25%, 3/1/2018	CAD	2,500,000	2,018,476
1.25%, 9/1/2018	CAD	2,600,000	2,103,567
1.50%, 2/1/2017	CAD	2,225,000	1,788,608
1.50%, 3/1/2017	CAD	2,650,000	2,132,554
1.50%, 9/1/2017	CAD	3,500,000	2,830,233
1.50%, 3/1/2020	CAD	2,300,000	1,880,497
1.50%, 6/1/2023	CAD	3,200,000	2,596,030
1.75%, 3/1/2019	CAD	2,600,000	2,146,514
1.75%, 9/1/2019	CAD	2,900,000	2,396,776
2.00%, 6/1/2016	CAD	2,000,000	1,606,175
2.25%, 6/1/2025	CAD	2,725,000	2,335,991
2.50%, 6/1/2024	CAD	3,300,000	2,888,575
2.75%, 9/1/2016	CAD	2,800,000	2,280,790
2.75%, 6/1/2022	CAD	3,000,000	2,652,152
2.75%, 12/1/2048	CAD	500,000	469,435
3.25%, 6/1/2021	CAD	3,000,000	2,708,291
3.50%, 6/1/2020	CAD	3,000,000	2,695,144
3.50%, 12/1/2045	CAD	3,850,000	4,103,829
3.75%, 6/1/2019	CAD	3,925,000	3,500,920
4.00%, 6/1/2016	CAD	3,640,000	2,990,060
4.00%, 6/1/2017	CAD	1,800,000	1,528,458
4.00%, 6/1/2041	CAD	3,800,000	4,236,858
4.25%, 6/1/2018	CAD	1,750,000	1,543,358
5.00%, 6/1/2037	CAD	3,300,000	4,046,376
5.75%, 6/1/2029	CAD	2,910,000	3,483,430
5.75%, 6/1/2033	CAD	2,350,000	2,978,163
8.00%, 6/1/2027	CAD	1,000,000	1,363,435

			78,064,363

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos 6.00%, 3/1/2022	CLP	400,000,000	704,285

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Chile Government International Bond 5.50%, 8/5/2020	CLP	220,000,000	$376,033

			1,080,318

CZECH REPUBLIC — 0.5%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	1,500,000	58,823
0.85%, 3/17/2018	CZK	32,500,000	1,297,094
1.50%, 10/29/2019	CZK	41,900,000	1,738,589
2.40%, 9/17/2025	CZK	10,500,000	490,309
2.50%, 8/25/2028	CZK	20,000,000	947,876
3.75%, 9/12/2020	CZK	7,650,000	357,163
3.85%, 9/29/2021	CZK	10,500,000	506,561
4.20%, 12/4/2036	CZK	5,000,000	295,506
4.85%, 11/26/2057	CZK	3,000,000	212,433
5.00%, 4/11/2019	CZK	45,000,000	2,100,977
5.70%, 5/25/2024	CZK	20,000,000	1,161,609

			9,166,940

DENMARK — 1.5%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	15,500,000	2,481,861
1.75%, 11/15/2025	DKK	11,450,000	1,896,991
2.50%, 11/15/2016	DKK	9,870,000	1,485,898
3.00%, 11/15/2021	DKK	21,560,000	3,711,847
4.00%, 11/15/2017	DKK	12,000,000	1,924,927
4.00%, 11/15/2019	DKK	24,000,000	4,122,921
4.50%, 11/15/2039	DKK	29,600,000	8,016,970
7.00%, 11/10/2024	DKK	7,700,000	1,823,049

			25,464,464

FINLAND — 1.3%
Finland Government Bond:
0.38%, 9/15/2020 (a)	EUR	250,000	273,894
1.13%, 9/15/2018 (a)	EUR	3,500,000	3,922,515
1.50%, 4/15/2023 (a)	EUR	250,000	296,558
1.63%, 9/15/2022 (a)	EUR	825,000	982,308
1.75%, 4/15/2016 (a)	EUR	250,000	273,965
1.88%, 4/15/2017 (a)	EUR	2,250,000	2,519,684
2.00%, 4/15/2024 (a)	EUR	2,900,000	3,598,141
2.63%, 7/4/2042 (a)	EUR	875,000	1,409,816
2.75%, 7/4/2028 (a)	EUR	1,650,000	2,288,489
3.38%, 4/15/2020 (a)	EUR	4,580,000	5,757,358
4.00%, 7/4/2025 (a)	EUR	800,000	1,177,619

			22,500,347

FRANCE — 6.3%
French Treasury Note:
1.00%, 7/25/2017	EUR	2,000,000	2,205,742
1.75%, 2/25/2017	EUR	3,600,000	4,007,851
2.50%, 7/25/2016	EUR	1,450,000	1,611,811
Republic of France:
Zero Coupon, 5/25/2020 (b)	EUR	750,000	803,243
0.25%, 11/25/2016	EUR	5,900,000	6,379,750
0.50%, 11/25/2019	EUR	2,000,000	2,197,575
0.50%, 5/25/2025	EUR	1,000,000	1,076,255
1.00%, 5/25/2018	EUR	3,000,000	3,334,705
1.00%, 11/25/2018	EUR	1,700,000	1,897,506
1.00%, 5/25/2019	EUR	1,700,000	1,903,516
1.75%, 5/25/2023	EUR	3,000,000	3,601,093
1.75%, 11/25/2024	EUR	2,500,000	3,019,040
2.25%, 10/25/2022	EUR	3,150,000	3,893,879
2.25%, 5/25/2024	EUR	3,050,000	3,824,048
2.50%, 10/25/2020	EUR	2,600,000	3,170,613
2.50%, 5/25/2030	EUR	2,250,000	3,012,021
2.75%, 10/25/2027	EUR	3,600,000	4,845,506
3.00%, 4/25/2022	EUR	3,000,000	3,858,914
3.25%, 4/25/2016	EUR	1,200,000	1,335,569
3.25%, 10/25/2021	EUR	3,000,000	3,877,031
3.25%, 5/25/2045	EUR	1,000,000	1,664,227
3.50%, 4/25/2020	EUR	2,800,000	3,533,711
3.50%, 4/25/2026	EUR	1,250,000	1,768,592
3.75%, 4/25/2017	EUR	1,350,000	1,567,289
3.75%, 10/25/2019	EUR	2,900,000	3,650,858
3.75%, 4/25/2021	EUR	3,000,000	3,933,217
4.00%, 10/25/2038	EUR	2,000,000	3,516,073
4.00%, 4/25/2060	EUR	1,500,000	3,122,591
4.25%, 10/25/2017	EUR	2,000,000	2,390,697
4.25%, 10/25/2018	EUR	2,500,000	3,100,675
4.25%, 4/25/2019	EUR	250,000	315,389
4.25%, 10/25/2023	EUR	2,750,000	3,939,158
4.50%, 4/25/2041	EUR	2,100,000	4,058,480
4.75%, 4/25/2035	EUR	2,100,000	3,854,432
5.00%, 10/25/2016	EUR	1,500,000	1,741,439
5.50%, 4/25/2029	EUR	3,250,000	5,729,734
6.00%, 10/25/2025	EUR	100,000	168,409

			107,910,639

GERMANY — 5.0%
Federal Republic of Germany:
Zero Coupon, 12/16/2016 (b)	EUR	950,000	1,024,851
0.25%, 6/10/2016	EUR	1,000,000	1,080,261
0.25%, 4/13/2018	EUR	1,000,000	1,089,347
0.25%, 10/11/2019	EUR	1,800,000	1,967,324
0.50%, 4/7/2017	EUR	3,000,000	3,270,329
0.50%, 10/13/2017	EUR	1,700,000	1,859,997
0.50%, 2/23/2018	EUR	3,160,000	3,465,347
0.50%, 4/12/2019	EUR	1,000,000	1,103,180
0.50%, 2/15/2025	EUR	1,100,000	1,217,138
0.75%, 2/24/2017	EUR	2,120,000	2,319,935
1.00%, 10/12/2018	EUR	1,500,000	1,679,660
1.00%, 2/22/2019	EUR	1,000,000	1,123,318
1.00%, 8/15/2024	EUR	1,200,000	1,389,568
1.25%, 10/14/2016	EUR	750,000	823,922
1.50%, 9/4/2022	EUR	1,300,000	1,549,600
1.50%, 2/15/2023	EUR	1,100,000	1,317,899
1.50%, 5/15/2023	EUR	2,000,000	2,401,450
1.50%, 5/15/2024	EUR	1,700,000	2,052,381
1.75%, 7/4/2022	EUR	2,200,000	2,663,867
1.75%, 2/15/2024	EUR	1,700,000	2,091,052
2.00%, 1/4/2022	EUR	1,400,000	1,709,728
2.00%, 8/15/2023	EUR	2,000,000	2,495,417
2.25%, 9/4/2021	EUR	2,000,000	2,465,645
2.50%, 1/4/2021	EUR	2,000,000	2,467,514
2.50%, 7/4/2044	EUR	1,500,000	2,440,503
2.50%, 8/15/2046	EUR	750,000	1,238,134
3.00%, 7/4/2020	EUR	2,150,000	2,687,792
3.25%, 1/4/2020	EUR	750,000	936,120
3.25%, 7/4/2021	EUR	2,320,000	3,007,681
3.25%, 7/4/2042	EUR	1,000,000	1,798,541

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

3.50%, 7/4/2019	EUR	2,000,000	$2,483,989
3.75%, 1/4/2017	EUR	1,200,000	1,379,583
4.00%, 7/4/2016	EUR	3,700,000	4,185,960
4.00%, 1/4/2018	EUR	800,000	960,216
4.00%, 1/4/2037	EUR	2,000,000	3,677,289
4.25%, 7/4/2017	EUR	2,090,000	2,472,896
4.25%, 7/4/2039	EUR	650,000	1,282,486
4.75%, 7/4/2034	EUR	2,100,000	4,022,865
4.75%, 7/4/2040	EUR	525,000	1,119,056
5.50%, 1/4/2031	EUR	2,050,000	3,906,475
5.63%, 1/4/2028	EUR	1,500,000	2,685,053
6.50%, 7/4/2027	EUR	450,000	845,929

			85,759,298

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.97%, 12/8/2016	HKD	4,750,000	618,623
1.02%, 4/10/2017	HKD	1,700,000	221,369
1.10%, 1/17/2023	HKD	2,500,000	312,917
1.47%, 2/20/2019	HKD	7,500,000	986,089

			2,138,998

IRELAND — 1.8%
Ireland Government Bond:
2.00%, 2/18/2045	EUR	1,000,000	1,228,151
2.40%, 5/15/2030	EUR	1,430,000	1,828,872
3.40%, 3/18/2024	EUR	4,200,000	5,582,519
3.90%, 3/20/2023	EUR	4,000,000	5,414,763
4.40%, 6/18/2019	EUR	4,230,000	5,372,301
4.50%, 10/18/2018	EUR	2,400,000	2,986,149
5.50%, 10/18/2017	EUR	2,000,000	2,450,210
5.90%, 10/18/2019	EUR	4,000,000	5,420,227

			30,283,192

ISRAEL — 0.8%
Israel Government Bond — Fixed:
2.25%, 5/31/2019	ILS	4,000,000	1,072,082
3.75%, 3/31/2024	ILS	8,850,000	2,640,951
4.00%, 1/31/2018	ILS	9,250,000	2,566,133
4.25%, 8/31/2016	ILS	7,450,000	1,983,567
4.25%, 3/31/2023	ILS	5,400,000	1,654,455
5.00%, 1/31/2020	ILS	7,300,000	2,203,096
5.50%, 1/31/2042	ILS	3,320,000	1,313,246

			13,433,530

ITALY — 6.6%
Republic of Italy:
Zero Coupon, 4/29/2016 (b)	EUR	2,000,000	2,146,423
Zero Coupon, 8/30/2016 (b)	EUR	1,000,000	1,072,111
1.05%, 12/1/2019	EUR	1,500,000	1,648,574
1.35%, 4/15/2022	EUR	1,400,000	1,546,272
1.50%, 12/15/2016	EUR	1,400,000	1,537,590
1.50%, 8/1/2019	EUR	2,300,000	2,577,757
2.15%, 12/15/2021	EUR	1,000,000	1,161,481
2.50%, 5/1/2019	EUR	2,250,000	2,616,822
2.50%, 12/1/2024	EUR	3,000,000	3,590,473
2.75%, 11/15/2016	EUR	750,000	839,653
3.25%, 9/1/2046 (a)	EUR	750,000	1,019,613
3.50%, 11/1/2017	EUR	2,650,000	3,084,113
3.50%, 6/1/2018	EUR	3,000,000	3,546,348
3.50%, 12/1/2018	EUR	2,000,000	2,392,124
3.50%, 3/1/2030 (a)	EUR	1,250,000	1,679,639
3.75%, 4/15/2016	EUR	1,200,000	1,338,151
3.75%, 5/1/2021	EUR	1,000,000	1,262,792
3.75%, 8/1/2021	EUR	2,600,000	3,292,574
3.75%, 9/1/2024	EUR	1,500,000	1,970,185
4.00%, 2/1/2017	EUR	1,750,000	2,011,816
4.00%, 2/1/2037	EUR	2,350,000	3,430,221
4.25%, 2/1/2019	EUR	1,750,000	2,154,737
4.25%, 9/1/2019	EUR	2,350,000	2,938,894
4.25%, 3/1/2020	EUR	2,000,000	2,531,434
4.50%, 2/1/2018	EUR	3,000,000	3,606,087
4.50%, 8/1/2018	EUR	1,475,000	1,802,255
4.50%, 3/1/2019	EUR	2,250,000	2,801,346
4.50%, 2/1/2020	EUR	1,750,000	2,232,093
4.50%, 5/1/2023	EUR	1,450,000	1,971,479
4.50%, 3/1/2024	EUR	2,700,000	3,712,903
4.50%, 3/1/2026	EUR	750,000	1,062,857
4.75%, 5/1/2017	EUR	1,800,000	2,115,786
4.75%, 6/1/2017	EUR	2,650,000	3,124,732
4.75%, 9/1/2021	EUR	2,400,000	3,203,182
4.75%, 8/1/2023 (a)	EUR	900,000	1,247,285
4.75%, 9/1/2028 (a)	EUR	2,500,000	3,724,362
4.75%, 9/1/2044 (a)	EUR	1,150,000	1,969,589
5.00%, 3/1/2022	EUR	2,000,000	2,736,981
5.00%, 3/1/2025 (a)	EUR	2,000,000	2,898,940
5.00%, 8/1/2034	EUR	750,000	1,213,182
5.00%, 8/1/2039	EUR	2,000,000	3,379,293
5.00%, 9/1/2040	EUR	500,000	851,145
5.25%, 11/1/2029	EUR	1,750,000	2,766,435
5.50%, 9/1/2022	EUR	1,950,000	2,764,626
5.50%, 11/1/2022	EUR	2,000,000	2,848,133
5.75%, 2/1/2033	EUR	2,000,000	3,448,845
6.00%, 5/1/2031	EUR	1,450,000	2,504,184
6.50%, 11/1/2027	EUR	2,300,000	3,893,528

			113,269,045

JAPAN — 23.0%
Government of Japan 2 Year Bond:
0.10%, 4/15/2016	JPY	500,000,000	4,172,474
0.10%, 7/15/2016	JPY	449,950,000	3,755,264
0.10%, 8/15/2016	JPY	500,000,000	4,173,129
Government of Japan 5 Year Bond:
0.10%, 12/20/2017	JPY	500,000,000	4,173,859
0.10%, 3/20/2018	JPY	540,000,000	4,507,569
0.10%, 6/20/2019	JPY	500,000,000	4,168,030
0.10%, 9/20/2019	JPY	300,000,000	2,499,622
0.10%, 12/20/2019	JPY	625,000,000	5,204,821
0.10%, 3/20/2020	JPY	250,000,000	2,080,740
0.20%, 6/20/2017	JPY	700,000,000	5,856,448
0.20%, 9/20/2017	JPY	700,000,000	5,857,930
0.20%, 12/20/2017	JPY	450,000,000	3,766,657
0.20%, 9/20/2018	JPY	800,000,000	6,698,406
0.20%, 12/20/2018	JPY	910,000,000	7,619,354
0.20%, 3/20/2019	JPY	990,000,000	8,288,824
0.20%, 6/20/2019	JPY	500,000,000	4,185,562
0.20%, 9/20/2019	JPY	500,000,000	4,184,599
0.30%, 6/20/2016	JPY	415,000,000	3,471,885
0.30%, 3/20/2017	JPY	400,000,000	3,352,192

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

0.30%, 3/20/2018	JPY	600,000,000	$5,038,079
0.30%, 6/20/2018	JPY	300,000,000	2,519,857
0.40%, 6/20/2016	JPY	400,000,000	3,350,451
0.40%, 3/20/2018	JPY	265,000,000	2,231,703
0.40%, 6/20/2018	JPY	200,000,000	1,685,262
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	400,000,000	3,350,331
0.30%, 12/20/2024	JPY	250,000,000	2,068,645
0.40%, 3/20/2025	JPY	250,000,000	2,085,066
0.50%, 9/20/2024	JPY	400,000,000	3,377,871
0.50%, 12/20/2024	JPY	549,950,000	4,637,997
0.60%, 3/20/2023	JPY	1,520,000,000	13,015,661
0.60%, 9/20/2023	JPY	250,000,000	2,138,003
0.60%, 12/20/2023	JPY	800,000,000	6,836,546
0.60%, 3/20/2024	JPY	700,000,000	5,977,221
0.60%, 6/20/2024	JPY	575,000,000	4,905,262
0.70%, 12/20/2022	JPY	650,000,000	5,611,035
0.80%, 9/20/2020	JPY	400,000,000	3,454,082
0.80%, 6/20/2022	JPY	199,950,000	1,739,081
0.80%, 9/20/2022	JPY	400,000,000	3,478,914
0.80%, 12/20/2022	JPY	675,000,000	5,869,852
0.80%, 6/20/2023	JPY	500,000,000	4,346,525
0.80%, 9/20/2023	JPY	750,000,000	6,518,549
0.90%, 3/20/2022	JPY	185,000,000	1,619,488
0.90%, 6/20/2022	JPY	400,000,000	3,502,919
1.00%, 12/20/2021	JPY	450,000,000	3,959,265
1.00%, 3/20/2022	JPY	400,000,000	3,524,683
1.10%, 9/20/2021	JPY	120,000,000	1,060,643
1.20%, 12/20/2020	JPY	250,000,000	2,209,112
1.20%, 6/20/2021	JPY	350,000,000	3,106,018
1.30%, 3/20/2018	JPY	300,000,000	2,593,216
1.30%, 12/20/2019	JPY	627,000,000	5,516,392
1.30%, 3/20/2021	JPY	275,000,000	2,449,093
1.50%, 12/20/2017	JPY	500,000,000	4,332,266
1.50%, 6/20/2018	JPY	240,000,000	2,093,024
1.70%, 12/20/2016	JPY	714,100,000	6,124,200
1.70%, 3/20/2017	JPY	680,000,000	5,854,906
1.70%, 9/20/2017	JPY	648,000,000	5,622,684
1.80%, 6/20/2017	JPY	300,000,000	2,598,559
1.90%, 6/20/2016	JPY	402,600,000	3,433,465
Government of Japan 20 Year Bond:
0.30%, 9/20/2018	JPY	400,000,000	3,360,754
1.20%, 12/20/2034	JPY	250,000,000	2,113,963
1.40%, 9/20/2034	JPY	500,050,000	4,387,176
1.50%, 3/20/2033	JPY	320,000,000	2,892,816
1.50%, 3/20/2034	JPY	400,000,000	3,584,780
1.50%, 6/20/2034	JPY	400,000,000	3,576,325
1.60%, 3/20/2032	JPY	150,000,000	1,384,818
1.60%, 12/20/2033	JPY	500,000,000	4,561,714
1.70%, 9/20/2032	JPY	500,000,000	4,669,660
1.70%, 12/20/2032	JPY	600,000,000	5,596,108
1.70%, 9/20/2033	JPY	500,000,000	4,640,926
1.80%, 9/20/2030	JPY	251,350,000	2,399,221
1.80%, 9/20/2031	JPY	260,000,000	2,474,092
1.80%, 12/20/2031	JPY	400,000,000	3,801,906
1.90%, 9/20/2022	JPY	750,000,000	7,032,289
1.90%, 12/20/2023	JPY	335,000,000	3,174,842
1.90%, 3/20/2029	JPY	404,300,000	3,913,847
1.90%, 9/20/2030	JPY	231,000,000	2,232,940
1.90%, 3/20/2031	JPY	55,000,000	531,281
2.00%, 12/20/2024	JPY	450,000,000	4,331,478
2.10%, 9/21/2021	JPY	440,000,000	4,125,144
2.10%, 9/20/2024	JPY	200,000,000	1,937,077
2.10%, 9/20/2025	JPY	530,000,000	5,173,021
2.10%, 9/20/2029	JPY	457,750,000	4,534,326
2.10%, 3/20/2030	JPY	100,000,000	990,669
2.20%, 3/20/2031	JPY	400,000,000	4,013,128
2.30%, 6/20/2027	JPY	540,000,000	5,432,789
2.60%, 3/20/2019	JPY	758,300,000	6,949,841
2.90%, 9/20/2019	JPY	400,000,000	3,748,933
Government of Japan 30 Year Bond:
1.70%, 6/20/2033	JPY	310,000,000	2,882,458
1.70%, 3/20/2044	JPY	325,000,000	2,935,775
1.70%, 9/20/2044	JPY	215,000,000	1,940,771
1.80%, 3/20/2043	JPY	200,000,000	1,847,985
1.80%, 9/20/2043	JPY	250,000,000	2,309,079
1.90%, 9/20/2042	JPY	200,000,000	1,886,614
2.00%, 9/20/2040	JPY	332,200,000	3,191,560
2.00%, 3/20/2042	JPY	100,000,000	962,055
2.20%, 3/20/2041	JPY	205,550,000	2,051,145
2.30%, 3/20/2039	JPY	395,900,000	3,999,325
2.30%, 3/20/2040	JPY	301,550,000	3,055,998
2.40%, 3/20/2037	JPY	340,000,000	3,469,590
2.50%, 9/20/2034	JPY	270,000,000	2,801,737
2.50%, 9/20/2035	JPY	200,000,000	2,071,238
Government of Japan 40 Year Bond:
1.70%, 3/20/2054	JPY	350,000,000	3,119,222
1.90%, 3/20/2053	JPY	300,000,000	2,825,729
2.00%, 3/20/2052	JPY	300,000,000	2,900,765

			393,670,201

LATVIA — 0.0% (c)
Republic of Latvia:
2.63%, 1/21/2021	EUR	300,000	365,503
2.88%, 4/30/2024	EUR	300,000	391,207

			756,710

LITHUANIA — 0.1%
Lithuania Government International Bond:
2.13%, 10/29/2026	EUR	350,000	437,280
3.38%, 1/22/2024	EUR	100,000	134,374
4.85%, 2/7/2018	EUR	250,000	304,712

			876,366

LUXEMBOURG — 0.1%
Grand Duchy of Luxembourg 2.13%, 7/10/2023	EUR	1,420,000	1,776,130

MALAYSIA — 1.1%
Malaysia Government Bond:
3.26%, 3/1/2018	MYR	12,650,000	3,400,030
3.39%, 3/15/2017	MYR	14,250,000	3,853,333
3.65%, 10/31/2019	MYR	5,500,000	1,489,442
3.84%, 4/15/2033	MYR	6,000,000	1,533,029
3.89%, 7/31/2020	MYR	6,250,000	1,702,322
4.05%, 9/30/2021	MYR	10,200,000	2,798,212
4.18%, 7/15/2024	MYR	15,550,000	4,278,100

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

4.94%, 9/30/2043	MYR	1,750,000	$498,294

			19,552,762

MEXICO — 2.2%
Mexican Bonos:
4.75%, 6/14/2018	MXN	50,500,000	3,316,626
5.00%, 6/15/2017	MXN	23,450,000	1,569,326
5.00%, 12/11/2019	MXN	9,300,000	603,156
6.25%, 6/16/2016	MXN	29,600,000	1,999,568
6.50%, 6/10/2021	MXN	30,000,000	2,060,602
6.50%, 6/9/2022	MXN	28,200,000	1,934,952
7.25%, 12/15/2016	MXN	30,400,000	2,105,446
7.50%, 6/3/2027	MXN	22,150,000	1,613,580
7.75%, 12/14/2017	MXN	38,250,000	2,713,448
7.75%, 5/29/2031	MXN	31,600,000	2,357,914
7.75%, 11/23/2034	MXN	15,000,000	1,131,915
7.75%, 11/13/2042	MXN	31,000,000	2,359,075
8.00%, 6/11/2020	MXN	24,000,000	1,762,112
8.00%, 12/7/2023	MXN	23,500,000	1,759,877
8.50%, 12/13/2018	MXN	30,000,000	2,202,959
8.50%, 5/31/2029	MXN	22,600,000	1,792,300
8.50%, 11/18/2038	MXN	20,000,000	1,634,914
10.00%, 12/5/2024	MXN	41,750,000	3,559,133
10.00%, 11/20/2036	MXN	18,750,000	1,738,227

			38,215,130

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
Zero Coupon, 4/15/2016 (a)(b)	EUR	2,850,000	3,067,296
Zero Coupon, 4/15/2018 (a)(b)	EUR	900,000	970,959
0.25%, 1/15/2020	EUR	1,600,000	1,742,887
0.25%, 7/15/2025	EUR	1,350,000	1,435,799
0.50%, 4/15/2017	EUR	3,000,000	3,267,777
1.25%, 1/15/2018 (a)	EUR	3,700,000	4,132,103
1.25%, 1/15/2019 (a)	EUR	3,450,000	3,896,014
1.75%, 7/15/2023 (a)	EUR	3,250,000	3,931,443
2.00%, 7/15/2024	EUR	3,200,000	3,982,291
2.25%, 7/15/2022 (a)	EUR	2,000,000	2,478,877
2.50%, 1/15/2017 (a)	EUR	2,800,000	3,152,594
2.50%, 1/15/2033 (a)	EUR	2,100,000	3,007,879
2.75%, 1/15/2047	EUR	1,350,000	2,289,351
3.25%, 7/15/2021 (a)	EUR	4,000,000	5,161,771
3.50%, 7/15/2020 (a)	EUR	3,600,000	4,587,486
3.75%, 1/15/2023	EUR	2,750,000	3,772,398
3.75%, 1/15/2042 (a)	EUR	3,000,000	5,727,442
4.00%, 7/15/2016 (a)	EUR	1,700,000	1,924,615
4.00%, 7/15/2018 (a)	EUR	3,410,000	4,160,886
4.00%, 7/15/2019 (a)	EUR	1,750,000	2,209,164
4.00%, 1/15/2037 (a)	EUR	2,600,000	4,759,812
4.50%, 7/15/2017 (a)	EUR	3,000,000	3,568,628
5.50%, 1/15/2028	EUR	2,480,000	4,346,725

			77,574,197

NEW ZEALAND — 0.6%
New Zealand Government Bond:
3.00%, 4/15/2020	NZD	2,650,000	1,971,596
4.50%, 4/15/2027	NZD	1,150,000	961,335
5.00%, 3/15/2019	NZD	3,300,000	2,646,066
5.50%, 4/15/2023	NZD	2,625,000	2,281,182
6.00%, 12/15/2017	NZD	2,525,000	2,033,995
6.00%, 5/15/2021	NZD	825,000	715,409

			10,609,583

NORWAY — 0.6%
Norway Government Bond:
1.75%, 3/13/2025 (a)	NOK	1,000,000	126,972
2.00%, 5/24/2023	NOK	12,300,000	1,599,670
3.00%, 3/14/2024	NOK	10,950,000	1,539,014
3.75%, 5/25/2021	NOK	15,600,000	2,221,212
4.25%, 5/19/2017	NOK	15,700,000	2,086,229
4.50%, 5/22/2019	NOK	15,000,000	2,121,732

			9,694,829

POLAND — 1.3%
Poland Government Bond:
Zero Coupon, 7/25/2016 (b)	PLN	4,000,000	1,033,892
Zero Coupon, 7/25/2017 (b)	PLN	2,500,000	634,419
1.50%, 4/25/2020	PLN	1,000,000	258,183
2.50%, 7/25/2018	PLN	7,100,000	1,915,493
3.25%, 7/25/2019	PLN	6,200,000	1,727,791
3.25%, 7/25/2025	PLN	2,950,000	844,813
3.75%, 4/25/2018	PLN	5,300,000	1,481,036
4.00%, 10/25/2023	PLN	4,250,000	1,278,531
4.75%, 10/25/2016	PLN	5,000,000	1,382,698
4.75%, 4/25/2017	PLN	5,000,000	1,402,084
5.25%, 10/25/2017	PLN	5,000,000	1,436,635
5.25%, 10/25/2020	PLN	5,000,000	1,543,716
5.50%, 10/25/2019	PLN	5,025,000	1,534,603
5.75%, 10/25/2021	PLN	5,000,000	1,616,774
5.75%, 9/23/2022	PLN	6,000,000	1,974,627
5.75%, 4/25/2029	PLN	4,000,000	1,457,893

			21,523,188

SINGAPORE — 0.9%
Singapore Government Bond:
0.50%, 4/1/2018	SGD	4,100,000	2,899,776
1.13%, 4/1/2016	SGD	2,500,000	1,822,560
1.63%, 10/1/2019	SGD	2,500,000	1,807,296
2.25%, 6/1/2021	SGD	2,000,000	1,471,535
2.38%, 4/1/2017	SGD	1,000,000	744,160
2.75%, 7/1/2023	SGD	3,280,000	2,483,393
2.75%, 4/1/2042	SGD	1,100,000	780,974
2.88%, 7/1/2029	SGD	1,250,000	945,421
3.00%, 9/1/2024	SGD	2,200,000	1,700,981
3.38%, 9/1/2033	SGD	1,100,000	871,500

			15,527,596

SLOVAKIA — 0.4%
Slovakia Government Bond:
1.50%, 11/28/2018	EUR	700,000	791,508
3.00%, 2/28/2023	EUR	1,200,000	1,556,702
3.63%, 1/16/2029	EUR	1,440,000	2,115,400
4.00%, 4/27/2020	EUR	1,500,000	1,929,397
4.35%, 10/14/2025	EUR	300,000	448,377
4.63%, 1/19/2017	EUR	650,000	755,707

			7,597,091

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

SLOVENIA — 0.3%
Slovenia Government Bond:
1.75%, 10/9/2017	EUR	1,700,000	$1,894,110
2.25%, 3/25/2022	EUR	450,000	525,763
3.00%, 4/8/2021	EUR	1,550,000	1,875,207

			4,295,080

SOUTH AFRICA — 1.2%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	12,800,000	840,709
6.50%, 2/28/2041	ZAR	14,650,000	972,254
6.75%, 3/31/2021 (d)	ZAR	20,000,000	1,600,825
7.00%, 2/28/2031	ZAR	25,000,000	1,841,948
7.25%, 1/15/2020	ZAR	20,000,000	1,648,695
7.75%, 2/28/2023 (d)	ZAR	22,200,000	1,849,657
8.00%, 12/21/2018	ZAR	22,500,000	1,913,021
8.00%, 1/31/2030	ZAR	17,000,000	1,383,291
8.25%, 9/15/2017	ZAR	20,000,000	1,701,599
8.25%, 3/31/2032	ZAR	15,000,000	1,217,619
8.50%, 1/31/2037	ZAR	12,600,000	1,049,389
8.75%, 1/31/2044	ZAR	7,950,000	673,597
8.75%, 2/28/2048	ZAR	18,700,000	1,602,339
10.50%, 12/21/2026	ZAR	18,000,000	1,791,049

			20,085,992

SOUTH KOREA — 4.6%
Korea Treasury Bond:
2.75%, 6/10/2016	KRW	9,900,000,000	9,031,536
2.75%, 6/10/2017	KRW	2,000,000,000	1,841,830
2.75%, 9/10/2019	KRW	1,000,000,000	937,737
3.00%, 9/10/2024	KRW	1,000,000,000	967,263
3.00%, 12/10/2042	KRW	4,000,000,000	4,018,290
3.13%, 3/10/2019	KRW	12,400,000,000	11,741,658
3.25%, 9/10/2018	KRW	13,750,000,000	13,002,559
3.50%, 9/10/2016	KRW	12,490,000,000	11,541,685
3.50%, 3/10/2024	KRW	17,925,000,000	17,929,379
3.75%, 12/10/2033	KRW	6,780,000,000	7,401,050

			78,412,987

SPAIN — 4.5%
Kingdom of Spain:
0.50%, 10/31/2017 (a)	EUR	750,000	811,823
1.40%, 1/31/2020	EUR	1,400,000	1,565,327
1.60%, 4/30/2025 (a)	EUR	2,400,000	2,670,001
2.10%, 4/30/2017	EUR	1,900,000	2,124,044
2.75%, 4/30/2019	EUR	2,000,000	2,350,341
2.75%, 10/31/2024 (a)	EUR	2,300,000	2,818,423
3.25%, 4/30/2016	EUR	1,255,000	1,394,789
3.30%, 7/30/2016	EUR	1,900,000	2,129,059
3.75%, 10/31/2018 (a)	EUR	1,850,000	2,227,215
3.80%, 1/31/2017	EUR	2,250,000	2,580,932
3.80%, 4/30/2024 (a)	EUR	2,300,000	3,032,827
4.00%, 4/30/2020	EUR	2,250,000	2,827,570
4.10%, 7/30/2018	EUR	1,880,000	2,272,381
4.20%, 1/31/2037	EUR	2,150,000	3,263,450
4.25%, 10/31/2016	EUR	2,100,000	2,405,180
4.30%, 10/31/2019 (a)	EUR	2,000,000	2,519,539
4.40%, 10/31/2023 (a)	EUR	1,900,000	2,592,900
4.50%, 1/31/2018	EUR	1,900,000	2,286,447
4.60%, 7/30/2019	EUR	2,000,000	2,530,837
4.65%, 7/30/2025 (a)	EUR	1,500,000	2,142,468
4.70%, 7/30/2041	EUR	1,300,000	2,179,675
4.80%, 1/31/2024 (a)	EUR	1,300,000	1,828,882
4.85%, 10/31/2020	EUR	1,650,000	2,177,733
4.90%, 7/30/2040	EUR	1,000,000	1,708,796
5.15%, 10/31/2028 (a)	EUR	1,000,000	1,548,213
5.15%, 10/31/2044 (a)	EUR	750,000	1,370,703
5.40%, 1/31/2023 (a)	EUR	1,750,000	2,499,922
5.50%, 7/30/2017	EUR	2,000,000	2,414,566
5.50%, 4/30/2021	EUR	2,500,000	3,440,877
5.75%, 7/30/2032	EUR	1,400,000	2,419,562
5.85%, 1/31/2022	EUR	2,100,000	2,999,501
5.90%, 7/30/2026 (a)	EUR	1,500,000	2,376,224
6.00%, 1/31/2029	EUR	2,200,000	3,671,743

			77,181,950

SWEDEN — 1.1%
Kingdom of Sweden:
1.50%, 11/13/2023	SEK	13,000,000	1,657,596
2.25%, 6/1/2032	SEK	5,900,000	847,144
2.50%, 5/12/2025	SEK	13,450,000	1,877,705
3.00%, 7/12/2016	SEK	10,000,000	1,208,043
3.50%, 6/1/2022	SEK	17,000,000	2,432,500
3.50%, 3/30/2039	SEK	10,000,000	1,808,114
3.75%, 8/12/2017	SEK	17,750,000	2,256,567
4.25%, 3/12/2019	SEK	20,700,000	2,817,478
5.00%, 12/1/2020	SEK	20,000,000	2,969,371

			17,874,518

SWITZERLAND — 1.3%
Switzerland Government Bond:
1.25%, 5/28/2026	CHF	575,000	673,744
1.25%, 6/27/2037	CHF	1,700,000	2,087,501
1.50%, 7/24/2025	CHF	3,300,000	3,936,693
1.50%, 4/30/2042	CHF	2,500,000	3,298,415
2.00%, 10/12/2016	CHF	—	—
2.00%, 4/28/2021	CHF	700,000	822,300
2.00%, 5/25/2022	CHF	3,200,000	3,822,417
2.50%, 3/8/2036	CHF	750,000	1,111,063
3.00%, 5/12/2019	CHF	4,000,000	4,730,155
3.50%, 4/8/2033	CHF	1,100,000	1,782,559

			22,264,847

THAILAND — 1.4%
Thailand Government Bond:
3.25%, 6/16/2017	THB	105,400,000	3,339,904
3.63%, 6/16/2023	THB	189,450,000	6,259,000
3.88%, 6/13/2019	THB	178,000,000	5,839,242
4.68%, 6/29/2044	THB	75,000,000	2,724,922
4.88%, 6/22/2029	THB	140,500,000	5,260,045

			23,423,113

TURKEY — 1.0%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	5,000,000	1,790,872
8.50%, 7/10/2019	TRY	4,500,000	1,745,234
8.80%, 11/14/2018	TRY	9,160,000	3,577,216
8.80%, 9/27/2023	TRY	5,000,000	1,982,476
9.00%, 7/24/2024	TRY	4,500,000	1,807,626
10.40%, 3/27/2019	TRY	8,550,000	3,520,104
10.40%, 3/20/2024	TRY	4,110,000	1,788,677

			16,212,205

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

UNITED KINGDOM — 7.8%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	3,000,000	$4,500,621
1.25%, 7/22/2018	GBP	2,750,000	4,143,891
1.75%, 1/22/2017	GBP	1,350,000	2,052,076
1.75%, 7/22/2019	GBP	2,500,000	3,827,044
1.75%, 9/7/2022	GBP	2,500,000	3,798,274
2.00%, 7/22/2020	GBP	1,250,000	1,932,444
2.25%, 9/7/2023	GBP	2,000,000	3,143,550
2.75%, 9/7/2024	GBP	2,000,000	3,270,089
3.25%, 1/22/2044	GBP	2,000,000	3,551,788
3.50%, 1/22/2045	GBP	1,600,000	2,974,489
3.50%, 7/22/2068	GBP	1,800,000	3,672,804
3.75%, 9/7/2019	GBP	2,000,000	3,323,560
3.75%, 9/7/2020	GBP	2,000,000	3,375,459
3.75%, 9/7/2021	GBP	2,000,000	3,425,326
3.75%, 7/22/2052	GBP	2,300,000	4,656,835
4.00%, 9/7/2016	GBP	2,000,000	3,122,915
4.00%, 3/7/2022	GBP	2,100,000	3,673,478
4.25%, 12/7/2027	GBP	2,000,000	3,803,660
4.25%, 6/7/2032	GBP	2,920,000	5,701,969
4.25%, 3/7/2036	GBP	2,050,000	4,095,697
4.25%, 9/7/2039	GBP	750,000	1,530,845
4.25%, 12/7/2040	GBP	2,000,000	4,108,327
4.25%, 12/7/2046	GBP	2,200,000	4,708,451
4.25%, 12/7/2049	GBP	2,400,000	5,225,110
4.25%, 12/7/2055	GBP	250,000	567,428
4.50%, 3/7/2019	GBP	3,000,000	5,073,449
4.50%, 9/7/2034	GBP	2,500,000	5,101,117
4.50%, 12/7/2042	GBP	2,350,000	5,069,465
4.75%, 3/7/2020	GBP	2,490,000	4,348,136
4.75%, 12/7/2030	GBP	2,300,000	4,699,703
4.75%, 12/7/2038	GBP	1,250,000	2,719,858
5.00%, 3/7/2018	GBP	2,850,000	4,768,524
5.00%, 3/7/2025	GBP	2,500,000	4,872,266
6.00%, 12/7/2028	GBP	1,790,000	4,018,636
8.00%, 6/7/2021	GBP	1,600,000	3,332,999
8.75%, 8/25/2017	GBP	1,000,000	1,783,297

			133,973,580

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,837,566,469)			1,676,808,002

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)(g) (Cost $11,923,822)		11,923,822	11,923,822

TOTAL INVESTMENTS — 98.7% (h)
(Cost $1,849,490,291)			1,688,731,824
OTHER ASSETS & LIABILITIES — 1.3%			22,535,012

NET ASSETS — 100.0%			$1,711,266,836

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 12.7% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At March 31, 2015, Open Forward Foreign Currency Contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

Bank of America NA	MYR	40,000,000	USD	10,773,842	04/30/2015	$8,131
Bank of America NA	RUB	403,000,000	USD	6,857,332	04/30/2015	(63,500)
Bank of America NA	RUB	55,000,000	USD	935,864	04/30/2015	2,712

						$(52,657)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro Currency

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

GBP — Great British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 98.1%
AUSTRALIA — 3.7%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	300,000	$344,279
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	300,000	342,529
2.25%, 9/25/2020	EUR	300,000	351,301
3.00%, 3/30/2020	AUD	200,000	151,671
3.25%, 9/25/2024	GBP	200,000	313,769
3.75%, 10/18/2017	AUD	250,000	196,318
4.30%, 9/25/2042	GBP	300,000	504,919
6.38%, 4/4/2016	EUR	300,000	342,297
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	200,000	224,622
4.25%, 11/10/2016	EUR	400,000	457,928
4.38%, 2/25/2020	EUR	300,000	383,982
National Australia Bank, Ltd.:
0.88%, 1/20/2022	EUR	300,000	324,346
2.00%, 11/12/2020	EUR	100,000	115,281
2.75%, 8/8/2022	EUR	350,000	427,316
4.00%, 7/13/2020	EUR	400,000	506,800
4.75%, 7/15/2016	EUR	300,000	341,367
6.00%, 2/15/2017	AUD	300,000	244,412
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	300,000	364,971
3.50%, 9/21/2022	EUR	300,000	384,712
4.25%, 3/23/2020	EUR	100,000	127,089
4.75%, 3/21/2017	EUR	400,000	468,149
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	300,000	360,799
4.25%, 9/22/2016	EUR	350,000	398,621
4.50%, 2/25/2019	AUD	300,000	243,286
7.25%, 11/18/2016	AUD	500,000	411,722

			8,332,486

BELGIUM — 0.3%
Anheuser-Busch InBev NV:
2.70%, 3/31/2026	EUR	200,000	247,024
6.50%, 6/23/2017	GBP	200,000	331,274

			578,298

CANADA — 0.4%
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	300,000	329,706
2.13%, 9/18/2029	EUR	400,000	477,480

			807,186

DENMARK — 0.5%
Carlsberg Breweries A/S:
2.50%, 5/28/2024	EUR	200,000	230,518
3.38%, 10/13/2017	EUR	300,000	345,508
Danske Bank A/S:
3.88%, 5/18/2016	EUR	200,000	223,734
3.88%, 2/28/2017	EUR	300,000	344,768

			1,144,528

FINLAND — 0.1%
Pohjola Bank Oyj 0.75%, 3/3/2022	EUR	300,000	320,765

FRANCE — 14.2%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	350,000	499,998
Banque Federative du Credit Mutuel SA:
1.25%, 1/14/2025	EUR	300,000	326,749
1.63%, 1/11/2018	EUR	300,000	333,699
2.00%, 9/19/2019	EUR	300,000	342,577
2.63%, 2/24/2021	EUR	400,000	476,867
2.63%, 3/18/2024	EUR	300,000	365,368
3.00%, 11/28/2023	EUR	200,000	250,763
3.25%, 8/23/2022	EUR	300,000	383,569
4.13%, 7/20/2020	EUR	500,000	634,777
4.38%, 5/31/2016	EUR	600,000	675,872
BNP Paribas SA:
1.50%, 3/12/2018	EUR	300,000	333,227
2.00%, 1/28/2019	EUR	300,000	340,790
2.25%, 1/13/2021	EUR	300,000	350,534
2.38%, 5/20/2024	EUR	300,000	361,324
2.50%, 8/23/2019	EUR	100,000	116,550
2.88%, 11/27/2017	EUR	350,000	401,541
2.88%, 10/24/2022	EUR	300,000	368,868
2.88%, 9/26/2023	EUR	500,000	626,448
3.00%, 2/24/2017	EUR	250,000	282,564
3.75%, 11/25/2020	EUR	600,000	754,428
4.13%, 1/14/2022	EUR	500,000	655,069
4.50%, 3/21/2023	EUR	500,000	694,129
Bouygues SA:
3.64%, 10/29/2019	EUR	250,000	304,445
4.25%, 7/22/2020	EUR	300,000	380,428
BPCE SA:
0.75%, 1/22/2020	EUR	100,000	107,732
1.38%, 5/22/2019	EUR	200,000	221,876
2.13%, 3/17/2021	EUR	500,000	579,095
4.50%, 2/10/2022	EUR	500,000	668,580
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	225,315
1.75%, 7/15/2022	EUR	400,000	454,969
1.88%, 12/19/2017	EUR	300,000	335,432
3.88%, 4/25/2021	EUR	250,000	316,885
4.00%, 4/9/2020	EUR	200,000	249,778
Casino Guichard Perrachon SA:
3.16%, 8/6/2019	EUR	300,000	355,307
3.31%, 1/25/2023	EUR	300,000	367,563
Cie de St-Gobain 4.75%, 4/11/2017	EUR	400,000	467,177
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	300,000	403,543
Credit Agricole SA/London:
0.88%, 1/19/2022	EUR	300,000	321,929
1.75%, 3/12/2018	EUR	200,000	224,011
1.88%, 10/18/2017	EUR	400,000	446,984
2.38%, 11/27/2020	EUR	300,000	351,382
2.38%, 5/20/2024	EUR	500,000	596,670
3.13%, 7/17/2023	EUR	400,000	501,862
3.13%, 2/5/2026	EUR	300,000	385,282
3.88%, 2/13/2019	EUR	300,000	364,232
5.13%, 4/18/2023	EUR	300,000	429,558

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Credit Mutuel Arkea SA 5.00%, 6/28/2017	EUR	400,000	$474,483
Danone 2.25%, 11/15/2021	EUR	300,000	352,284
GDF Suez:
1.38%, 5/19/2020	EUR	300,000	336,533
2.38%, 5/19/2026	EUR	300,000	368,329
3.00%, 2/1/2023	EUR	300,000	378,372
5.00%, 10/1/2060	GBP	350,000	687,976
6.38%, 1/18/2021	EUR	150,000	214,407
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	250,000	375,332
HSBC France SA:
1.63%, 12/3/2018	EUR	300,000	335,537
1.88%, 1/16/2020	EUR	200,000	228,060
Orange SA:
3.00%, 6/15/2022	EUR	200,000	247,715
3.88%, 4/9/2020	EUR	200,000	249,252
3.88%, 1/14/2021	EUR	300,000	380,877
4.75%, 2/21/2017	EUR	500,000	582,549
5.63%, 5/22/2018	EUR	400,000	500,022
8.13%, 1/28/2033	EUR	500,000	1,015,993
Pernod-Ricard SA 5.00%, 3/15/2017	EUR	300,000	350,934
Sanofi:
1.13%, 3/10/2022	EUR	200,000	221,574
1.75%, 9/10/2026	EUR	400,000	462,655
1.88%, 9/4/2020	EUR	200,000	230,720
2.50%, 11/14/2023	EUR	300,000	367,426
4.50%, 5/18/2016	EUR	400,000	450,887
Schneider Electric SA 4.00%, 8/11/2017	EUR	350,000	409,038
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	300,000	348,772
Societe Generale SA:
2.25%, 1/23/2020	EUR	300,000	348,841
2.38%, 2/28/2018	EUR	300,000	340,951
3.13%, 9/21/2017	EUR	450,000	517,441
3.75%, 3/1/2017	EUR	300,000	343,865
4.00%, 4/20/2016	EUR	100,000	111,697
4.25%, 7/13/2022	EUR	300,000	404,734
4.75%, 3/2/2021	EUR	300,000	400,583
Total Capital International SA 2.50%, 3/25/2026	EUR	300,000	367,959
Total Capital SA 4.88%, 1/28/2019	EUR	300,000	378,997
Vinci SA 4.13%, 2/20/2017	EUR	300,000	345,547

			31,766,088

GERMANY — 3.9%
BASF SE:
1.50%, 10/1/2018 (a)	EUR	400,000	448,391
2.00%, 12/5/2022	EUR	100,000	118,404
BPCE SA 3.75%, 7/21/2017	EUR	600,000	695,208
Commerzbank AG:
3.63%, 7/10/2017	EUR	200,000	230,680
3.88%, 3/22/2017	EUR	400,000	459,387
4.00%, 9/16/2020	EUR	250,000	315,151
Daimler AG:
1.00%, 7/8/2016	EUR	250,000	271,324
1.50%, 11/19/2018	EUR	200,000	223,568
4.13%, 1/19/2017	EUR	300,000	344,687
Deutsche Bank AG:
1.13%, 3/17/2025	EUR	400,000	420,740
1.25%, 9/8/2021	EUR	400,000	437,234
2.38%, 1/11/2023	EUR	1,200,000	1,425,995
5.13%, 8/31/2017	EUR	900,000	1,078,064
Linde AG 1.75%, 9/17/2020	EUR	400,000	460,324
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	350,000	448,538
SAP SE:
1.13%, 2/20/2023	EUR	300,000	331,134
1.75%, 2/22/2027	EUR	300,000	341,902
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	300,000	359,392
2.63%, 1/15/2024	EUR	300,000	367,586

			8,777,709

HONG KONG — 0.6%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	300,000	337,053
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	450,000	517,764
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	400,000	438,480

			1,293,297

IRELAND — 1.8%
GE Capital European Funding:
0.80%, 1/21/2022	EUR	300,000	323,728
1.00%, 5/2/2017	EUR	400,000	436,471
2.25%, 7/20/2020	EUR	300,000	350,615
2.63%, 3/15/2023	EUR	300,000	367,890
2.88%, 6/18/2019	EUR	300,000	354,436
3.75%, 4/4/2016	EUR	200,000	222,608
4.13%, 10/27/2016	EUR	400,000	456,076
4.25%, 3/1/2017	EUR	300,000	346,996
5.38%, 1/16/2018	EUR	400,000	489,727
5.38%, 1/23/2020	EUR	300,000	395,716
6.00%, 1/15/2019	EUR	300,000	389,449

			4,133,712

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	200,000	233,561

ITALY — 7.2%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	300,000	354,372
5.13%, 9/16/2024	EUR	500,000	710,543
Atlantia SpA:
4.50%, 2/8/2019	EUR	72,000	89,011
5.88%, 6/9/2024	EUR	300,000	462,327
Enel SpA 5.25%, 6/20/2017	EUR	450,000	535,226

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

ENI SpA:
1.50%, 2/2/2026	EUR	200,000	$220,531
3.25%, 7/10/2023	EUR	100,000	126,919
3.50%, 1/29/2018	EUR	150,000	174,998
3.63%, 1/29/2029	EUR	400,000	538,901
3.75%, 9/12/2025	EUR	350,000	469,447
4.00%, 6/29/2020	EUR	300,000	376,996
4.13%, 9/16/2019	EUR	300,000	371,979
4.25%, 2/3/2020	EUR	300,000	377,270
4.75%, 11/14/2017	EUR	400,000	478,523
Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	200,000	216,585
1.13%, 3/4/2022	EUR	415,000	444,587
2.00%, 6/18/2021	EUR	300,000	338,978
3.75%, 11/23/2016	EUR	400,000	451,948
4.00%, 11/9/2017	EUR	500,000	583,515
4.00%, 11/8/2018	EUR	400,000	479,055
4.00%, 10/30/2023	EUR	300,000	394,445
4.13%, 9/19/2016	EUR	200,000	226,131
4.13%, 4/14/2020	EUR	300,000	371,309
4.38%, 10/15/2019	EUR	400,000	494,841
4.75%, 6/15/2017	EUR	450,000	527,042
5.00%, 2/28/2017	EUR	300,000	349,066
Mediobanca SpA 0.88%, 11/14/2017	EUR	300,000	323,088
Snam SpA:
2.38%, 6/30/2017	EUR	400,000	448,295
3.50%, 2/13/2020	EUR	300,000	362,787
3.88%, 3/19/2018	EUR	400,000	471,186
4.38%, 7/11/2016	EUR	300,000	338,802
5.00%, 1/18/2019	EUR	250,000	312,020
5.25%, 9/19/2022	EUR	200,000	278,388
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	300,000	319,435
4.13%, 2/17/2017	EUR	200,000	229,772
4.75%, 3/15/2021	EUR	350,000	460,515
UniCredit SpA:
1.50%, 6/19/2019	EUR	300,000	330,135
2.25%, 12/16/2016	EUR	300,000	331,226
3.25%, 1/14/2021	EUR	300,000	360,555
3.38%, 1/11/2018	EUR	200,000	230,467
3.63%, 1/24/2019	EUR	300,000	355,131
4.88%, 3/7/2017	EUR	400,000	464,554
Unione di Banche Italiane SCpA 2.88%, 2/18/2019	EUR	300,000	345,295

			16,126,196

JAPAN — 0.4%
Mizuho Bank Ltd. 0.76%, 4/20/2016	JPY	100,000,000	838,788

LUXEMBOURG — 0.7%
Glencore Finance Europe SA:
1.25%, 3/17/2021	EUR	400,000	428,622
4.63%, 4/3/2018	EUR	300,000	357,734
5.25%, 3/22/2017	EUR	350,000	409,706
Novartis Finance SA 4.25%, 6/15/2016	EUR	400,000	451,055

			1,647,117

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	242,892
3.75%, 6/28/2017	EUR	250,000	289,201
4.13%, 10/25/2019	EUR	200,000	248,365
4.38%, 8/7/2041	GBP	200,000	332,412

			1,112,870

NETHERLANDS — 19.2%
ABB Finance BV 2.63%, 3/26/2019	EUR	400,000	466,722
ABN Amro Bank NV:
2.13%, 11/26/2020	EUR	300,000	347,652
2.50%, 11/29/2023	EUR	300,000	365,447
3.63%, 10/6/2017	EUR	500,000	581,544
4.13%, 3/28/2022	EUR	350,000	462,865
4.25%, 4/11/2016	EUR	200,000	223,752
4.75%, 1/11/2019	EUR	200,000	249,088
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	400,000	508,916
4.00%, 11/23/2016	EUR	450,000	513,482
4.50%, 3/13/2043	GBP	200,000	367,405
4.75%, 7/22/2019	EUR	400,000	507,617
Bharti Airtel International Netherlands BV 4.00%, 12/10/2018	EUR	200,000	233,500
BMW Finance NV:
0.50%, 9/5/2018	EUR	300,000	323,522
1.00%, 10/24/2016	EUR	150,000	163,088
3.25%, 1/14/2019	EUR	400,000	474,429
3.38%, 12/14/2018	GBP	200,000	319,135
3.63%, 1/29/2018	EUR	300,000	352,024
3.88%, 1/18/2017	EUR	300,000	343,165
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.38%, 2/3/2027	EUR	300,000	328,116
1.75%, 1/22/2019	EUR	300,000	338,640
2.38%, 5/22/2023	EUR	400,000	480,277
3.38%, 4/21/2017	EUR	500,000	571,636
3.50%, 10/17/2018	EUR	400,000	476,602
3.88%, 4/20/2016	EUR	900,000	1,004,199
4.00%, 1/11/2022	EUR	400,000	523,296
4.13%, 1/14/2020	EUR	1,000,000	1,252,259
4.13%, 1/12/2021	EUR	600,000	769,231
4.13%, 7/14/2025	EUR	750,000	1,050,451
4.25%, 1/16/2017	EUR	700,000	805,947
4.38%, 5/5/2016	EUR	500,000	561,449
4.38%, 6/7/2021	EUR	400,000	526,368
4.75%, 1/15/2018	EUR	1,000,000	1,205,779
4.75%, 6/6/2022	EUR	700,000	958,102
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	300,000	350,346
4.25%, 7/13/2022	EUR	350,000	468,772
6.00%, 1/20/2017	EUR	600,000	711,031
6.50%, 4/8/2022	GBP	150,000	282,692
E.ON International Finance BV:
5.50%, 10/2/2017	EUR	500,000	606,949
5.75%, 5/7/2020	EUR	400,000	540,031
5.88%, 10/30/2037	GBP	200,000	395,130
6.00%, 10/30/2019	GBP	200,000	352,259

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

6.38%, 6/7/2032	GBP	300,000	$613,491
6.75%, 1/27/2039	GBP	150,000	327,152
EADS Finance BV:
2.38%, 4/2/2024	EUR	300,000	364,743
4.63%, 8/12/2016	EUR	250,000	284,660
EDP Finance BV:
2.63%, 1/18/2022	EUR	300,000	341,532
4.75%, 9/26/2016	EUR	300,000	341,596
Enel Finance International NV:
1.97%, 1/27/2025	EUR	434,000	493,585
4.00%, 9/14/2016	EUR	300,000	339,209
4.88%, 4/17/2023	EUR	300,000	414,091
5.00%, 9/14/2022	EUR	650,000	892,401
5.63%, 8/14/2024	GBP	150,000	271,560
5.75%, 9/14/2040	GBP	350,000	652,292
Heineken NV 2.13%, 8/4/2020	EUR	300,000	347,122
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	450,000	600,259
Iberdrola International BV:
3.50%, 2/1/2021	EUR	300,000	371,357
4.25%, 10/11/2018	EUR	300,000	364,287
ING Bank NV:
0.70%, 4/16/2020	EUR	400,000	430,185
1.25%, 12/13/2019	EUR	200,000	221,750
1.88%, 2/27/2018	EUR	400,000	448,861
3.88%, 5/24/2016	EUR	300,000	335,762
4.25%, 1/13/2017	EUR	300,000	345,307
4.50%, 2/21/2022	EUR	500,000	670,656
ING Groep NV 4.75%, 5/31/2017	EUR	650,000	764,775
KBC IFIMA SA 4.50%, 3/27/2017	EUR	300,000	349,189
Koninklijke KPN NV 5.75%, 9/17/2029	GBP	250,000	463,754
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	235,060
Repsol International Finance BV:
2.63%, 5/28/2020	EUR	400,000	463,579
3.63%, 10/7/2021	EUR	300,000	371,003
4.88%, 2/19/2019	EUR	200,000	247,866
Roche Finance Europe BV:
0.88%, 2/25/2025	EUR	300,000	323,680
2.00%, 6/25/2018	EUR	100,000	113,464
RWE Finance BV:
6.13%, 7/6/2039	GBP	300,000	600,575
6.25%, 6/3/2030	GBP	150,000	291,250
6.50%, 8/10/2021	EUR	200,000	289,668
6.63%, 1/31/2019	EUR	300,000	396,736
Shell International Finance BV:
1.00%, 4/6/2022	EUR	200,000	218,983
1.63%, 3/24/2021	EUR	400,000	455,524
1.63%, 1/20/2027	EUR	300,000	339,237
2.50%, 3/24/2026	EUR	300,000	372,010
4.38%, 5/14/2018	EUR	700,000	849,444
4.63%, 5/22/2017	EUR	250,000	294,496
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	300,000	339,232
1.75%, 3/12/2021	EUR	250,000	288,209
2.88%, 3/10/2028	EUR	300,000	390,789
5.13%, 2/20/2017	EUR	450,000	528,568
5.63%, 6/11/2018	EUR	400,000	502,695
Teva Pharmaceutical Finance Netherlands II BV 1.25%, 3/31/2023	EUR	300,000	322,966
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	300,000	323,295
1.00%, 10/26/2016	EUR	200,000	217,398
1.63%, 1/16/2030	EUR	300,000	334,836
1.88%, 5/15/2017	EUR	400,000	443,797
2.00%, 1/14/2020	EUR	300,000	344,586
2.00%, 3/26/2021	EUR	200,000	232,290
3.25%, 1/21/2019	EUR	400,000	474,970

			43,018,697

NORWAY — 0.6%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	250,000	315,456
4.25%, 1/18/2022	EUR	200,000	264,355
4.38%, 2/24/2021	EUR	600,000	780,410

			1,360,221

SPAIN — 4.0%
BBVA Senior Finance SAU:
2.38%, 1/22/2019	EUR	200,000	229,668
3.75%, 1/17/2018	EUR	500,000	586,780
CaixaBank:
2.50%, 4/18/2017	EUR	400,000	447,279
3.13%, 5/14/2018	EUR	100,000	115,774
Fundacion Bancaria Caixa d’Estalvis i Pensions de Barcelona
2.38%, 5/9/2019	EUR	300,000	339,693
Gas Natural Capital Markets SA
4.38%, 11/2/2016	EUR	300,000	342,801
Iberdrola Finanzas SAU
4.13%, 3/23/2020	EUR	250,000	313,865
Santander Consumer Finance SA
0.90%, 2/18/2020	EUR	300,000	323,489
Santander International Debt SAU:
1.38%, 3/25/2017	EUR	400,000	438,031
4.00%, 3/27/2017	EUR	300,000	345,186
4.00%, 1/24/2020	EUR	300,000	372,487
4.13%, 10/4/2017	EUR	350,000	410,765
Telefonica Emisiones SAU:
2.24%, 5/27/2022	EUR	400,000	463,998
3.66%, 9/18/2017	EUR	200,000	231,303
3.96%, 3/26/2021	EUR	300,000	378,477
3.99%, 1/23/2023	EUR	300,000	388,852
4.69%, 11/11/2019	EUR	500,000	631,310
4.71%, 1/20/2020	EUR	400,000	508,374
4.75%, 2/7/2017	EUR	400,000	464,127
4.80%, 2/21/2018	EUR	300,000	361,332
5.38%, 2/2/2018	GBP	200,000	327,616
5.50%, 4/1/2016	EUR	250,000	282,401
5.60%, 3/12/2020	GBP	200,000	342,968
5.81%, 9/5/2017	EUR	300,000	363,508

			9,010,084

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

SWEDEN — 3.1%
Nordea Bank AB:
1.38%, 4/12/2018	EUR	300,000	$332,848
2.00%, 2/17/2021	EUR	300,000	347,144
2.25%, 10/5/2017	EUR	400,000	451,325
3.25%, 7/5/2022	EUR	300,000	379,682
3.75%, 2/24/2017	EUR	500,000	573,038
4.00%, 7/11/2019	EUR	400,000	494,580
4.00%, 6/29/2020	EUR	450,000	569,458
Skandinaviska Enskilda Banken AB:
1.88%, 11/14/2019	EUR	200,000	228,554
2.00%, 2/19/2021	EUR	300,000	347,117
Svenska Handelsbanken AB:
2.25%, 6/14/2018	EUR	200,000	228,440
2.25%, 8/27/2020	EUR	400,000	468,472
2.63%, 8/23/2022	EUR	200,000	244,910
3.38%, 7/17/2017	EUR	300,000	345,759
3.75%, 2/24/2017	EUR	400,000	458,901
4.38%, 10/20/2021	EUR	400,000	531,451
Swedbank AB:
2.38%, 4/4/2016	EUR	300,000	329,469
3.38%, 2/9/2017	EUR	200,000	227,381
Volvo Treasury AB 5.00%, 5/31/2017	EUR	350,000	412,777

			6,971,306

SWITZERLAND — 1.4%
Credit Suisse AG/London:
0.50%, 3/29/2018	EUR	300,000	322,862
0.63%, 11/20/2018	EUR	200,000	215,491
1.38%, 11/29/2019	EUR	500,000	555,191
1.38%, 1/31/2022	EUR	400,000	443,974
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	400,000	450,397
UBS AG/London:
1.25%, 9/3/2021	EUR	300,000	332,557
6.00%, 4/18/2018	EUR	500,000	629,348
6.63%, 4/11/2018	GBP	150,000	257,906

			3,207,726

UNITED ARAB EMIRATES — 0.3%
Xstrata Finance Dubai, Ltd.:
1.75%, 5/19/2016	EUR	300,000	326,648
2.63%, 11/19/2018	EUR	200,000	227,455

			554,103

UNITED KINGDOM — 12.9%
Abbey National Treasury Services PLC:
0.88%, 1/13/2020	EUR	300,000	324,403
1.13%, 1/14/2022	EUR	300,000	323,943
1.13%, 3/10/2025	EUR	300,000	320,195
1.75%, 1/15/2018	EUR	200,000	222,550
1.88%, 2/17/2020	GBP	200,000	295,838
2.00%, 1/14/2019	EUR	300,000	338,834
Barclays Bank PLC:
2.13%, 2/24/2021	EUR	300,000	348,618
2.25%, 6/10/2024	EUR	400,000	475,996
4.00%, 1/20/2017	EUR	550,000	630,361
4.88%, 8/13/2019	EUR	300,000	384,448
Barclays PLC 1.50%, 4/1/2022	EUR	200,000	218,218
BAT International Finance PLC 5.38%, 6/29/2017	EUR	400,000	478,196
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	200,000	234,076
5.00%, 11/4/2036	GBP	200,000	361,500
5.13%, 12/1/2025	GBP	250,000	446,998
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	400,000	431,553
1.53%, 9/26/2022	EUR	300,000	335,086
1.57%, 2/16/2027	EUR	300,000	328,985
2.18%, 9/28/2021	EUR	300,000	348,544
2.97%, 2/27/2026	EUR	200,000	251,778
2.99%, 2/18/2019	EUR	400,000	470,049
3.83%, 10/6/2017	EUR	150,000	175,159
4.33%, 12/10/2018	GBP	200,000	325,407
British Telecommunications PLC:
1.13%, 6/10/2019	EUR	300,000	329,161
8.50%, 12/7/2016	GBP	150,000	249,120
Centrica PLC:
4.38%, 3/13/2029	GBP	200,000	333,126
7.00%, 9/19/2033	GBP	200,000	432,724
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	600,000	686,028
4.75%, 8/5/2019	EUR	750,000	947,218
5.13%, 9/18/2017	EUR	700,000	840,050
Diageo Finance PLC 1.13%, 5/20/2019	EUR	300,000	331,215
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	400,000	433,867
1.38%, 12/2/2024	EUR	300,000	337,748
4.25%, 12/18/2045	GBP	200,000	348,056
5.25%, 12/19/2033	GBP	200,000	389,318
5.25%, 4/10/2042	GBP	250,000	498,841
5.63%, 12/13/2017	EUR	350,000	431,166
6.38%, 3/9/2039	GBP	200,000	447,660
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	300,000	346,695
3.75%, 11/30/2016	EUR	250,000	284,682
3.88%, 10/24/2018	EUR	200,000	241,402
4.00%, 1/15/2021	EUR	500,000	643,642
Imperial Tobacco Finance PLC:
2.25%, 2/26/2021	EUR	300,000	342,839
9.00%, 2/17/2022	GBP	250,000	516,712
Lloyds Bank PLC:
1.00%, 11/19/2021	EUR	200,000	217,414
1.25%, 1/13/2025	EUR	300,000	326,500
1.88%, 10/10/2018	EUR	300,000	338,243
4.63%, 2/2/2017	EUR	300,000	348,060
5.38%, 9/3/2019	EUR	300,000	391,434
6.38%, 6/17/2016	EUR	300,000	346,304
6.50%, 9/17/2040	GBP	300,000	678,491
Nationwide Building Society:
1.25%, 3/3/2025	EUR	300,000	325,858
3.13%, 4/3/2017	EUR	200,000	227,022
5.63%, 9/9/2019	GBP	250,000	432,689
Royal Bank of Scotland Group PLC:
1.50%, 11/28/2016	EUR	300,000	327,488
1.63%, 6/25/2019	EUR	300,000	328,399

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	350,000	$406,452
5.38%, 9/30/2019	EUR	550,000	712,759
5.50%, 3/23/2020	EUR	300,000	397,187
7.50%, 4/29/2024	GBP	200,000	411,692
Sky PLC:
1.50%, 9/15/2021	EUR	100,000	110,773
2.50%, 9/15/2026	EUR	400,000	475,313
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	400,000	447,452
1.63%, 6/13/2021	EUR	200,000	225,004
1.75%, 10/29/2017	EUR	200,000	222,561
3.88%, 10/20/2016	EUR	500,000	567,100
4.13%, 1/18/2019	EUR	400,000	487,869
4.38%, 1/18/2038	GBP	100,000	163,515
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	250,000	466,686
Vodafone Group PLC:
1.00%, 9/11/2020	EUR	700,000	761,804
1.88%, 9/11/2025	EUR	200,000	227,634
4.65%, 1/20/2022	EUR	200,000	267,940
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	200,000	353,360
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	200,000	390,424

			28,865,432

UNITED STATES — 22.2%
Amgen, Inc. 4.00%, 9/13/2029	GBP	200,000	324,643
Apple, Inc.:
1.00%, 11/10/2022	EUR	400,000	438,749
1.63%, 11/10/2026	EUR	400,000	455,911
AT&T, Inc.:
1.30%, 9/5/2023	EUR	500,000	537,843
1.45%, 6/1/2022	EUR	200,000	218,883
1.88%, 12/4/2020	EUR	200,000	226,465
2.40%, 3/15/2024	EUR	600,000	698,100
2.45%, 3/15/2035	EUR	300,000	336,174
2.50%, 3/15/2023	EUR	300,000	351,270
2.65%, 12/17/2021	EUR	400,000	471,353
3.50%, 12/17/2025	EUR	300,000	382,616
3.55%, 12/17/2032	EUR	300,000	392,080
4.25%, 6/1/2043	GBP	200,000	311,166
4.88%, 6/1/2044	GBP	300,000	508,888
5.88%, 4/28/2017	GBP	50,000	81,030
5.88%, 4/28/2017	GBP	100,000	162,059
7.00%, 4/30/2040	GBP	300,000	654,813
Bank of America Corp.:
1.38%, 9/10/2021	EUR	400,000	439,727
1.38%, 3/26/2025	EUR	300,000	322,404
1.88%, 1/10/2019	EUR	400,000	449,722
2.38%, 6/19/2024	EUR	400,000	470,891
2.50%, 7/27/2020	EUR	350,000	407,441
4.63%, 8/7/2017	EUR	300,000	353,973
4.75%, 4/3/2017	EUR	450,000	525,443
6.13%, 9/15/2021	GBP	200,000	362,582
7.00%, 6/15/2016	EUR	400,000	464,304
7.00%, 7/31/2028	GBP	350,000	747,686
7.75%, 4/30/2018	GBP	200,000	350,930
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	300,000	320,803
1.63%, 3/16/2035	EUR	300,000	326,265
BMW US Capital LLC 1.00%, 7/18/2017	EUR	300,000	327,339
Citigroup, Inc.:
1.38%, 10/27/2021	EUR	300,000	329,722
1.75%, 1/28/2025	EUR	200,000	222,516
2.13%, 9/10/2026	EUR	500,000	572,416
2.38%, 5/22/2024	EUR	200,000	235,017
4.38%, 1/30/2017	EUR	300,000	346,246
5.00%, 8/2/2019	EUR	750,000	955,208
7.38%, 9/4/2019	EUR	400,000	554,737
Coca-cola Co.:
0.75%, 3/9/2023	EUR	400,000	429,904
1.13%, 3/9/2027	EUR	400,000	431,496
1.63%, 3/9/2035	EUR	400,000	439,187
1.88%, 9/22/2026	EUR	200,000	234,562
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	200,000	327,332
GE Capital European Funding 1.63%, 3/15/2018	EUR	300,000	334,440
Goldman Sachs Group, Inc.:
1.38%, 7/26/2022	EUR	300,000	326,770
2.13%, 9/30/2024	EUR	100,000	114,652
2.50%, 10/18/2021	EUR	300,000	351,632
2.63%, 8/19/2020	EUR	400,000	467,616
3.25%, 2/1/2023	EUR	200,000	246,996
4.25%, 1/29/2026	GBP	100,000	165,495
4.38%, 3/16/2017	EUR	450,000	520,658
4.50%, 5/9/2016	EUR	500,000	561,662
4.50%, 1/30/2017	EUR	300,000	346,615
5.13%, 10/23/2019	EUR	200,000	256,966
6.38%, 5/2/2018	EUR	350,000	443,142
Heathrow Funding, Ltd.:
4.63%, 10/31/2048	GBP	200,000	350,298
5.23%, 2/15/2025	GBP	200,000	352,468
5.88%, 5/31/2043	GBP	200,000	407,552
6.45%, 12/10/2031	GBP	250,000	522,129
6.75%, 12/3/2026	GBP	150,000	306,473
HSBC Finance Corp.:
4.88%, 5/30/2017	EUR	100,000	117,844
4.88%, 5/30/2017	EUR	200,000	235,687
International Business Machines Corp.:
1.25%, 5/26/2023	EUR	300,000	332,503
1.38%, 11/19/2019	EUR	100,000	111,875
1.38%, 11/19/2019	EUR	200,000	223,751
1.88%, 11/6/2020	EUR	400,000	459,992
2.75%, 12/21/2020	GBP	200,000	312,329
2.88%, 11/7/2025	EUR	200,000	254,564
Johnson & Johnson:
4.75%, 11/6/2019	EUR	150,000	193,929
4.75%, 11/6/2019	EUR	200,000	258,572
JPMorgan Chase & Co.:
1.38%, 9/16/2021	EUR	500,000	553,487
1.50%, 1/27/2025	EUR	400,000	443,367
1.88%, 11/21/2019	EUR	300,000	341,375

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

2.63%, 4/23/2021	EUR	400,000	$474,608
2.75%, 8/24/2022	EUR	400,000	484,338
2.75%, 2/1/2023	EUR	300,000	364,561
3.00%, 2/19/2026	EUR	300,000	381,587
3.75%, 6/15/2016	EUR	100,000	111,981
3.88%, 9/23/2020	EUR	500,000	626,924
Merck & Co, Inc. 1.88%, 10/15/2026	EUR	500,000	585,088
Microsoft Corp.:
2.13%, 12/6/2021	EUR	400,000	471,767
3.13%, 12/6/2028	EUR	500,000	675,612
Mondelez International, Inc. 2.38%, 1/26/2021	EUR	400,000	467,027
Morgan Stanley:
1.75%, 1/30/2025	EUR	500,000	553,530
1.88%, 3/30/2023	EUR	300,000	337,806
2.25%, 3/12/2018	EUR	400,000	451,791
2.38%, 3/31/2021	EUR	300,000	347,771
3.75%, 9/21/2017	EUR	300,000	348,619
4.38%, 10/12/2016	EUR	300,000	342,123
5.38%, 8/10/2020	EUR	500,000	661,906
5.50%, 10/2/2017	EUR	300,000	362,703
Oracle Corp. 2.25%, 1/10/2021	EUR	300,000	351,546
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	500,000	566,041
5.75%, 6/3/2021	EUR	550,000	772,918
6.50%, 6/3/2038	GBP	400,000	899,943
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	400,000	452,476
2.88%, 3/3/2026	EUR	200,000	250,812
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	213,863
2.38%, 9/23/2024	EUR	300,000	345,791
Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	300,000	353,224
4.88%, 5/11/2027	EUR	200,000	310,140
5.13%, 10/24/2017	EUR	350,000	423,941
Roche Holdings, Inc. 6.50%, 3/4/2021	EUR	550,000	794,580
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	250,000	283,350
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	300,000	323,303
1.00%, 9/10/2021	EUR	200,000	220,089
1.25%, 8/1/2017	EUR	300,000	330,158
1.80%, 7/23/2020	EUR	300,000	344,043
Verizon Communications, Inc.:
1.63%, 3/1/2024	EUR	400,000	445,346
2.38%, 2/17/2022	EUR	400,000	469,360
2.63%, 12/1/2031	EUR	300,000	363,302
3.25%, 2/17/2026	EUR	300,000	384,639
4.07%, 6/18/2024	GBP	200,000	327,129
4.75%, 2/17/2034	GBP	200,000	347,936
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	200,000	323,426
4.88%, 1/19/2039	GBP	350,000	680,833
5.25%, 9/28/2035	GBP	150,000	301,858
5.63%, 3/27/2034	GBP	350,000	723,613
Wells Fargo & Co.:
2.13%, 6/4/2024	EUR	300,000	352,720
2.25%, 9/3/2020	EUR	300,000	349,691
2.25%, 5/2/2023	EUR	400,000	472,752
2.63%, 8/16/2022	EUR	450,000	543,398
4.13%, 11/3/2016	EUR	50,000	57,053
4.13%, 11/3/2016	EUR	350,000	399,374
4.63%, 11/2/2035	GBP	250,000	448,455

			49,691,580

TOTAL CORPORATE BONDS & NOTES —
(Cost $249,277,175)			219,791,750

	Shares
SHORT TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
State Street Navigator Securities Lending Prime Portfolio (b)(c)		234,280	234,280
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (c)(d)		163,233	163,233

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $397,513)			397,513

TOTAL INVESTMENTS — 98.3% (f)
(Cost $249,674,688)			220,189,263
OTHER ASSETS & LIABILITIES — 1.7%			3,707,260

NET ASSETS — 100.0%			$223,896,523

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Investments of cash collateral for securities loaned
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

At March 31, 2015, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

4/7/2015	142,000,000	JPY	1,098,788	EUR	$(4,004)	Barclays Bank PLC Wholesale
4/7/2015	1,053,319	EUR	142,000,000	JPY	52,841	Barclays Bank PLC Wholesale
5/7/2015	942,967	EUR	122,000,000	JPY	4,598	Barclays Bank PLC Wholesale
5/7/2015	62,109	EUR	8,000,000	JPY	6	Westpac Banking Corp.

					$53,441

PLC = Public Limited Company

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.0%
BRAZIL — 11.6%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 4/1/2016 (a)	BRL	2,550,000	$702,883
Zero Coupon, 7/1/2016 (a)	BRL	4,540,000	1,212,190
Zero Coupon, 10/1/2016 (a)	BRL	3,450,000	891,334
Zero Coupon, 1/1/2017 (a)	BRL	4,250,000	1,066,123
Zero Coupon, 7/1/2017 (a)	BRL	600,000	141,617
Zero Coupon, 1/1/2018 (a)	BRL	5,200,000	1,155,851
Zero Coupon, 7/1/2018 (a)	BRL	4,950,000	1,035,303
Zero Coupon, 1/1/2019 (a)	BRL	1,000,000	196,765
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2017	BRL	5,040,000	1,498,450
10.00%, 1/1/2018	BRL	1,540,000	448,448
10.00%, 1/1/2019	BRL	650,000	185,692
10.00%, 1/1/2021	BRL	3,530,000	976,979
10.00%, 1/1/2023	BRL	4,280,000	1,154,429
10.00%, 1/1/2025	BRL	2,850,000	752,280
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	106,771
10.25%, 1/10/2028	BRL	250,000	84,087
12.50%, 1/5/2022	BRL	250,000	90,736

			11,699,938

CHILE — 1.6%
Bonos del Banco Central de Chile en Pesos:
6.00%, 8/1/2016	CLP	130,000,000	215,371
6.00%, 1/1/2017	CLP	25,000,000	41,715
6.00%, 6/1/2017	CLP	55,000,000	92,679
6.00%, 3/1/2018	CLP	80,000,000	135,660
6.00%, 6/1/2018	CLP	120,000,000	204,937
6.00%, 2/1/2021	CLP	175,000,000	305,286
6.00%, 3/1/2022	CLP	50,000,000	88,036
6.00%, 3/1/2023	CLP	130,000,000	230,192
Chile Government International Bond:
5.50%, 8/5/2020	CLP	47,000,000	80,334
5.50%, 8/5/2020	CLP	95,000,000	162,378

			1,556,588

COLOMBIA — 4.4%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	88,000,000	30,812
7.75%, 4/14/2021	COP	355,000,000	152,646
9.85%, 6/28/2027	COP	95,000,000	47,314
9.85%, 6/28/2027	COP	20,000,000	9,961
Colombian TES:
5.00%, 11/21/2018	COP	1,000,000,000	378,390
6.00%, 4/28/2028	COP	1,000,000,000	334,954
7.00%, 9/11/2019	COP	1,500,000,000	604,778
7.00%, 5/4/2022	COP	1,500,000,000	589,750
7.25%, 6/15/2016	COP	1,750,000,000	691,024
7.50%, 8/26/2026	COP	1,500,000,000	586,238
10.00%, 7/24/2024	COP	1,000,000,000	462,372
11.00%, 7/24/2020	COP	500,000,000	234,751
11.25%, 10/24/2018	COP	710,000,000	321,110

			4,444,100

CZECH REPUBLIC — 3.4%
Czech Republic Government Bond:
0.50%, 7/28/2016	CZK	3,500,000	137,255
0.85%, 3/17/2018	CZK	200,000	7,982
1.50%, 10/29/2019	CZK	2,850,000	118,257
2.40%, 9/17/2025	CZK	5,000,000	233,481
2.50%, 8/25/2028	CZK	1,000,000	47,394
3.75%, 9/12/2020	CZK	6,400,000	298,803
3.85%, 9/29/2021	CZK	9,400,000	453,492
4.00%, 4/11/2017	CZK	8,200,000	345,305
4.20%, 12/4/2036	CZK	5,000,000	295,506
4.60%, 8/18/2018	CZK	6,800,000	305,634
4.70%, 9/12/2022	CZK	8,000,000	414,730
5.00%, 4/11/2019	CZK	8,100,000	378,176
5.70%, 5/25/2024	CZK	7,300,000	423,987

			3,460,002

HUNGARY — 3.1%
Hungary Government Bond:
3.50%, 6/24/2020	HUF	55,000,000	205,213
4.00%, 4/25/2018	HUF	105,000,000	395,626
5.50%, 12/22/2016	HUF	50,000,000	190,451
5.50%, 12/20/2018	HUF	47,000,000	187,392
5.50%, 6/24/2025	HUF	39,200,000	166,283
6.00%, 11/24/2023	HUF	92,000,000	397,308
6.50%, 6/24/2019	HUF	127,000,000	527,897
6.75%, 2/24/2017	HUF	50,000,000	195,659
6.75%, 11/24/2017	HUF	47,000,000	189,690
7.00%, 6/24/2022	HUF	89,000,000	396,721
7.50%, 11/12/2020	HUF	51,200,000	228,070

			3,080,310

INDONESIA — 4.4%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	2,000,000,000	144,857
5.63%, 5/15/2023	IDR	6,500,000,000	444,187
6.13%, 5/15/2028	IDR	11,500,000,000	772,677
6.25%, 4/15/2017	IDR	1,500,000,000	112,830
6.38%, 4/15/2042	IDR	1,700,000,000	107,647
6.63%, 5/15/2033	IDR	1,500,000,000	101,816
7.00%, 5/15/2022	IDR	1,290,000,000	96,639
7.00%, 5/15/2027	IDR	2,300,000,000	168,168
7.88%, 4/15/2019	IDR	4,100,000,000	320,788
8.25%, 7/15/2021	IDR	1,940,000,000	154,799
8.25%, 6/15/2032	IDR	5,210,000,000	416,402
8.38%, 9/15/2026	IDR	500,000,000	40,776
8.38%, 3/15/2034	IDR	2,000,000,000	162,295
9.00%, 3/15/2029	IDR	3,000,000,000	257,208
9.50%, 7/15/2031	IDR	580,000,000	51,591
9.50%, 5/15/2041	IDR	1,000,000,000	89,293
9.75%, 5/15/2037	IDR	1,250,000,000	114,090
10.00%, 7/15/2017	IDR	1,800,000,000	146,168

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

10.50%, 8/15/2030	IDR	1,600,000,000	$153,141
10.75%, 5/15/2016	IDR	1,600,000,000	127,143
11.00%, 11/15/2020	IDR	2,390,000,000	213,409
11.00%, 9/15/2025	IDR	1,350,000,000	128,908
11.50%, 9/15/2019	IDR	900,000,000	79,744
12.80%, 6/15/2021	IDR	750,000,000	72,763

			4,477,339

ISRAEL — 4.5%
Israel Government Bond — Fixed:
1.25%, 10/31/2017	ILS	450,000	115,988
2.25%, 5/31/2019	ILS	570,000	152,772
3.75%, 3/31/2024	ILS	380,000	113,397
4.00%, 1/31/2018	ILS	1,500,000	416,130
4.25%, 8/31/2016	ILS	2,000,000	532,501
4.25%, 3/31/2023	ILS	1,600,000	490,209
5.00%, 1/31/2020	ILS	1,600,000	482,870
5.50%, 2/28/2017	ILS	1,750,000	484,874
5.50%, 1/31/2022	ILS	1,220,000	394,653
5.50%, 1/31/2042	ILS	1,000,000	395,556
6.00%, 2/28/2019	ILS	1,550,000	471,924
6.25%, 10/30/2026	ILS	1,280,000	473,179

			4,524,053

MALAYSIA — 8.2%
Malaysia Government Bond:
3.17%, 7/15/2016	MYR	870,000	234,668
3.26%, 3/1/2018	MYR	1,610,000	432,731
3.31%, 10/31/2017	MYR	1,180,000	318,401
3.39%, 3/15/2017	MYR	1,750,000	473,216
3.48%, 3/15/2023	MYR	1,010,000	265,513
3.49%, 3/31/2020	MYR	1,800,000	481,321
3.50%, 5/31/2027	MYR	600,000	153,419
3.58%, 9/28/2018	MYR	2,000,000	542,371
3.65%, 10/31/2019	MYR	580,000	157,068
3.73%, 6/15/2028	MYR	240,000	62,360
3.84%, 4/15/2033	MYR	870,000	222,289
3.89%, 7/31/2020	MYR	1,500,000	408,557
3.89%, 3/15/2027	MYR	600,000	159,802
4.01%, 9/15/2017	MYR	970,000	266,015
4.13%, 4/15/2032	MYR	300,000	79,663
4.16%, 7/15/2021	MYR	290,000	80,019
4.18%, 7/15/2024	MYR	1,200,000	330,143
4.23%, 6/30/2031	MYR	200,000	54,120
4.38%, 11/29/2019	MYR	400,000	111,335
4.39%, 4/15/2026	MYR	900,000	251,746
4.50%, 4/15/2030	MYR	500,000	140,151
4.94%, 9/30/2043	MYR	100,000	28,474
Malaysia Government Investment Issue:
3.68%, 11/23/2017	MYR	3,000,000	815,275
3.80%, 8/27/2020	MYR	4,000,000	1,085,167
4.19%, 7/15/2022	MYR	1,000,000	275,070
4.44%, 5/22/2024	MYR	3,000,000	833,709

			8,262,603

MEXICO — 10.0%
Mexican Bonos:
4.75%, 6/14/2018	MXN	18,900,000	1,241,272
5.00%, 6/15/2017	MXN	6,400,000	428,302
5.00%, 12/11/2019	MXN	2,300,000	149,168
6.25%, 6/16/2016	MXN	7,350,000	496,514
6.50%, 6/10/2021	MXN	4,500,000	309,090
6.50%, 6/9/2022	MXN	7,300,000	500,892
7.25%, 12/15/2016	MXN	9,300,000	644,100
7.50%, 6/3/2027	MXN	10,020,000	729,935
7.75%, 12/14/2017	MXN	12,000,000	851,278
7.75%, 5/29/2031	MXN	11,200,000	835,716
7.75%, 11/23/2034	MXN	2,500,000	188,653
7.75%, 11/13/2042	MXN	9,300,000	707,723
8.00%, 6/11/2020	MXN	8,200,000	602,055
8.00%, 12/7/2023	MXN	4,400,000	329,509
8.50%, 12/13/2018	MXN	5,000,000	367,160
8.50%, 5/31/2029	MXN	6,850,000	543,241
8.50%, 11/18/2038	MXN	4,500,000	367,856
10.00%, 12/5/2024	MXN	5,900,000	502,967
10.00%, 11/20/2036	MXN	3,300,000	305,928

			10,101,359

NIGERIA — 2.2%
Nigeria Government Bond:
7.00%, 10/23/2019	NGN	55,000,000	205,245
10.00%, 7/23/2030	NGN	150,000,000	522,833
10.70%, 5/30/2018	NGN	63,440,000	285,089
13.05%, 8/16/2016	NGN	20,000,000	98,227
14.20%, 3/14/2024	NGN	49,000,000	236,741
15.10%, 4/27/2017	NGN	100,000,000	502,989
16.39%, 1/27/2022	NGN	74,000,000	393,849

			2,244,973

PERU — 2.1%
Peru Government Bond 6.95%, 8/12/2031	PEN	620,000	205,723
Peruvian Government International Bond:
5.20%, 9/12/2023	PEN	710,000	223,336
5.70%, 8/12/2024	PEN	700,000	222,206
6.00%, 2/12/2029	PEN	400,000	125,351
6.85%, 2/12/2042	PEN	880,000	286,594
6.90%, 8/12/2037	PEN	400,000	131,598
6.90%, 8/12/2037	PEN	350,000	115,149
7.84%, 8/12/2020	PEN	1,395,000	513,258
8.20%, 8/12/2026	PEN	620,000	234,686
8.60%, 8/12/2017	PEN	230,000	82,259

			2,140,160

PHILIPPINES — 4.6%
Philippine Government Bond:
1.63%, 4/25/2016	PHP	8,000,000	177,428
3.88%, 11/22/2019	PHP	28,160,000	650,053
4.00%, 12/6/2022	PHP	12,000,000	269,820
4.13%, 8/20/2024	PHP	14,500,000	337,204
5.00%, 8/18/2018	PHP	7,900,000	187,522
5.75%, 11/24/2021	PHP	2,800,000	69,567
5.88%, 1/31/2018	PHP	3,400,000	81,670
5.88%, 12/16/2020	PHP	7,950,000	197,757
6.13%, 10/24/2037	PHP	12,500,000	339,413
6.38%, 1/19/2022	PHP	8,700,000	224,339
7.00%, 3/31/2017	PHP	6,000,000	144,993
7.75%, 8/23/2017	PHP	5,000,000	124,195
7.88%, 2/19/2019	PHP	1,000,000	26,101
8.00%, 7/19/2031	PHP	25,387,338	829,350
8.13%, 12/16/2035	PHP	14,800,000	474,671

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

9.13%, 9/4/2016	PHP	8,700,000	$211,649
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	257,830

			4,603,562

POLAND — 4.4%
Poland Government Bond:
Zero Coupon, 7/25/2016 (a)	PLN	200,000	51,695
1.50%, 4/25/2020	PLN	300,000	77,455
2.50%, 7/25/2018	PLN	1,430,000	385,796
3.25%, 7/25/2019	PLN	800,000	222,941
3.25%, 7/25/2025	PLN	800,000	229,102
3.75%, 4/25/2018	PLN	850,000	237,525
4.00%, 10/25/2023	PLN	1,000,000	300,831
4.75%, 10/25/2016	PLN	1,000,000	276,540
4.75%, 4/25/2017	PLN	2,150,000	602,896
5.00%, 4/25/2016	PLN	800,000	218,573
5.25%, 10/25/2017	PLN	1,500,000	430,990
5.25%, 10/25/2020	PLN	890,000	274,781
5.50%, 10/25/2019	PLN	550,000	167,967
5.75%, 10/25/2021	PLN	500,000	161,677
5.75%, 9/23/2022	PLN	1,800,000	592,388
5.75%, 4/25/2029	PLN	630,000	229,618

			4,460,775

ROMANIA — 2.4%
Romania Government Bond:
3.25%, 1/17/2018	RON	1,300,000	325,625
4.75%, 8/29/2016	RON	980,000	248,365
4.75%, 6/24/2019	RON	900,000	239,788
4.75%, 2/24/2025	RON	1,300,000	355,900
5.60%, 11/28/2018	RON	1,100,000	299,066
5.75%, 4/29/2020	RON	580,000	162,142
5.80%, 7/26/2027	RON	250,000	75,100
5.85%, 4/26/2023	RON	800,000	231,873
5.90%, 7/26/2017	RON	1,020,000	269,848
6.00%, 4/30/2016	RON	880,000	223,863

			2,431,570

RUSSIA — 3.1%
Russian Federal Bond — OFZ:
6.20%, 1/31/2018	RUB	29,000,000	431,054
6.40%, 5/27/2020	RUB	11,000,000	150,257
6.70%, 5/15/2019	RUB	8,700,000	125,575
6.80%, 12/11/2019	RUB	17,900,000	251,591
6.90%, 8/3/2016	RUB	3,800,000	61,484
7.00%, 1/25/2023	RUB	4,600,000	60,144
7.00%, 8/16/2023	RUB	37,212,000	483,337
7.05%, 1/19/2028	RUB	16,200,000	194,393
7.35%, 1/20/2016	RUB	1,200,000	19,932
7.40%, 6/14/2017	RUB	7,620,000	119,621
7.50%, 3/15/2018	RUB	37,500,000	574,171
7.50%, 2/27/2019	RUB	13,000,000	193,231
7.60%, 4/14/2021	RUB	13,300,000	186,136
7.60%, 7/20/2022	RUB	8,000,000	109,209
8.15%, 2/3/2027	RUB	9,000,000	120,305
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	5,000,000	77,330

			3,157,770

SOUTH AFRICA — 4.6%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	7,600,000	499,171
6.50%, 2/28/2041	ZAR	8,300,000	550,833
6.75%, 3/31/2021	ZAR	6,300,000	504,260
7.00%, 2/28/2031	ZAR	4,700,000	346,286
7.25%, 1/15/2020	ZAR	6,150,000	506,974
7.75%, 2/28/2023	ZAR	2,650,000	220,792
8.00%, 12/21/2018	ZAR	3,800,000	323,088
8.00%, 1/31/2030	ZAR	1,700,000	138,329
8.25%, 9/15/2017	ZAR	4,500,000	382,860
8.75%, 2/28/2048	ZAR	3,900,000	334,178
10.50%, 12/21/2026	ZAR	8,000,000	796,022

			4,602,793

SOUTH KOREA — 12.4%
Korea Treasury Bond:
2.00%, 12/10/2017	KRW	400,000,000	363,062
2.75%, 12/10/2015	KRW	614,000,000	557,413
2.75%, 6/10/2016	KRW	790,000,000	720,698
2.75%, 6/10/2017	KRW	730,000,000	672,268
2.75%, 9/10/2017	KRW	1,330,000,000	1,227,449
2.75%, 3/10/2018	KRW	729,000,000	675,964
3.00%, 12/10/2016	KRW	850,000,000	782,197
3.00%, 3/10/2023	KRW	580,000,000	558,863
3.00%, 9/10/2024	KRW	500,000,000	483,632
3.00%, 12/10/2042	KRW	645,000,000	647,949
3.13%, 3/10/2019	KRW	230,000,000	217,789
3.25%, 9/10/2018	KRW	200,000,000	189,128
3.38%, 9/10/2023	KRW	330,000,000	326,648
3.50%, 9/10/2016	KRW	450,000,000	415,833
3.50%, 3/10/2017	KRW	190,000,000	176,952
3.50%, 3/10/2024	KRW	630,000,000	630,154
3.75%, 6/10/2022	KRW	450,000,000	452,923
3.75%, 12/10/2033	KRW	200,000,000	218,320
4.00%, 3/10/2016	KRW	132,000,000	121,502
4.00%, 12/10/2031	KRW	545,000,000	604,162
4.25%, 6/10/2021	KRW	1,067,000,000	1,091,979
4.75%, 12/10/2030	KRW	620,000,000	736,508
5.50%, 12/10/2029	KRW	280,000,000	352,890
5.75%, 9/10/2018	KRW	230,000,000	234,694

			12,458,977

THAILAND — 6.5%
Thailand Government Bond:
2.80%, 10/10/2017	THB	11,900,000	373,496
3.25%, 6/16/2017	THB	14,000,000	443,630
3.45%, 3/8/2019	THB	17,500,000	562,990
3.58%, 12/17/2027	THB	9,850,000	323,204
3.63%, 6/16/2023	THB	17,930,000	592,367
3.65%, 12/17/2021	THB	22,700,000	748,354
3.65%, 6/20/2031	THB	10,700,000	344,443
3.78%, 6/25/2032	THB	9,700,000	309,361
3.80%, 6/14/2041	THB	17,000,000	531,648
3.85%, 12/12/2025	THB	7,000,000	237,889
3.88%, 6/13/2019	THB	29,500,000	967,740
4.13%, 11/18/2016	THB	4,500,000	143,488
4.68%, 6/29/2044	THB	10,000,000	363,323
4.85%, 6/17/2061	THB	2,000,000	72,042
4.88%, 6/22/2029	THB	6,500,000	243,347
5.13%, 3/13/2018	THB	6,000,000	201,001

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

5.40%, 7/27/2016	THB	1,100,000	$35,381

			6,493,704

TURKEY — 4.5%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	890,000	325,459
7.10%, 3/8/2023	TRY	950,000	340,266
7.40%, 2/5/2020	TRY	200,000	74,215
8.00%, 3/12/2025	TRY	500,000	189,293
8.20%, 7/13/2016	TRY	500,000	191,315
8.50%, 7/10/2019	TRY	900,000	349,047
8.50%, 9/14/2022	TRY	700,000	272,020
8.80%, 11/14/2018	TRY	1,500,000	585,789
8.80%, 9/27/2023	TRY	780,000	309,266
9.00%, 3/8/2017	TRY	1,600,000	624,995
9.00%, 7/24/2024	TRY	800,000	321,356
9.50%, 1/12/2022	TRY	500,000	204,121
10.40%, 3/20/2024	TRY	650,000	282,881
10.50%, 1/15/2020	TRY	970,000	407,389

			4,477,412

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $113,490,900)			98,677,988

	Shares
SHORT TERM INVESTMENT — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b)(c) (Cost $875,062)		875,062	875,062

TOTAL INVESTMENTS — 98.9% (d)
(Cost $114,365,962)			99,553,050
OTHER ASSETS & LIABILITIES — 1.1%			1,181,987

NET ASSETS — 100.0%			$100,735,037

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).

At March 31, 2015, Open Forward Foreign Currency Contracts were as follows:

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

JPMorgan Chase Bank NA London	NGN	71,100,000	USD	356,623	04/08/2015	$8,093
JPMorgan Chase Bank NA London	NGN	23,200,000	USD	116,366	04/08/2015	6,674
UBS AG London	RUB	74,600,000	USD	1,279,910	04/08/2015	125,433
JPMorgan Chase Bank NA London	NGN	72,400,000	USD	359,453	05/08/2015	19,946
UBS AG London	RUB	8,700,000	USD	147,607	05/08/2015	(3,814)

						$156,332

						Net Unrealized
					Settlement	Appreciation/
Counterparty	Amount Sold		Amount Bought		Date	(Depreciation)

JPMorgan Chase Bank NA London	USD	(21,900,000)	NGN	(109,846)	04/08/2015	$(4,049)
JPMorgan Chase Bank NA London	USD	(72,400,000)	NGN	(363,143)	04/08/2015	(1,143)
UBS AG London	USD	(16,200,000)	RUB	(277,943)	04/08/2015	(21,004)
UBS AG London	USD	(8,700,000)	RUB	(149,266)	04/08/2015	3,942
UBS AG London	USD	(17,700,000)	RUB	(303,678)	04/08/2015	(24,335)
UBS AG London	USD	(32,000,000)	RUB	(549,023)	04/08/2015	(43,995)
UBS AG London	USD	(8,700,000)	RUB	(147,607)	05/08/2015	(600)

						(91,184)

						$65,148

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 94.3%
ARGENTINA — 0.2%
Pan American Energy LLC/Argentine Branch 7.88%, 5/7/2021		50,000	$51,875

AUSTRALIA — 1.1%
FMG Resources August 2006 Pty, Ltd. 8.25%, 11/1/2019 (a)		200,000	172,000
Origin Energy Finance, Ltd. 4.00%, 9/16/2074 (b)	EUR	100,000	103,100

			275,100

AUSTRIA — 1.0%
JBS Investments GmbH 7.75%, 10/28/2020		200,000	211,500
OAS Investments GmbH 8.25%, 10/19/2019		200,000	29,500

			241,000

BRAZIL — 0.7%
Oi SA 5.75%, 2/10/2022		200,000	163,100

CANADA — 6.5%
1011778 BC ULC/New Red Finance, Inc. 6.00%, 4/1/2022 (a)		100,000	103,500
Baytex Energy Corp. 5.13%, 6/1/2021 (a)		50,000	45,875
Bombardier, Inc.:
5.75%, 3/15/2022 (a)		100,000	94,250
6.00%, 10/15/2022 (a)		100,000	93,875
7.50%, 3/15/2018 (a)		100,000	106,313
Brookfield Residential Properties, Inc. 6.13%, 7/1/2022 (a)		100,000	103,500
Cascades, Inc. 5.50%, 7/15/2022 (a)		100,000	101,500
First Quantum Minerals, Ltd. 7.25%, 5/15/2022 (a)		200,000	184,500
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)		30,000	30,600
HudBay Minerals, Inc. 9.50%, 10/1/2020		50,000	52,000
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)		50,000	36,000
MEG Energy Corp. 7.00%, 3/31/2024 (a)		100,000	94,250
Novelis, Inc. 8.75%, 12/15/2020		150,000	160,687
Pacific Rubiales Energy Corp. 5.38%, 1/26/2019		100,000	66,000
Precision Drilling Corp. 5.25%, 11/15/2024 (a)		100,000	83,500
Quebecor Media, Inc. 5.75%, 1/15/2023		100,000	103,000
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)		50,000	51,000
Tervita Corp. 8.00%, 11/15/2018 (a)		100,000	88,750

			1,599,100

CAYMAN ISLANDS — 1.4%
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)		150,000	156,563
Wynn Macau, Ltd. 5.25%, 10/15/2021 (a)		200,000	189,500

			346,063

CHINA — 0.4%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)		100,000	98,064

COLOMBIA — 0.6%
Bancolombia SA 5.13%, 9/11/2022		150,000	151,185

CZECH REPUBLIC — 0.4%
CE Energy AS 7.00%, 2/1/2021	EUR	100,000	109,548

DENMARK — 0.2%
Danske Bank A/S 4.88%, 5/29/2049 (b)	EUR	50,000	56,390

DOMINICAN REPUBLIC — 0.8%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019		200,000	192,500

FINLAND — 0.5%
Nokia Oyj:
6.63%, 5/15/2039		50,000	59,250
6.75%, 2/4/2019	EUR	50,000	64,513

			123,763

FRANCE — 11.7%
Accor SA 4.13%, 6/30/2049 (b)	EUR	100,000	111,248
BNP Paribas SA:
4.73%, 4/29/2049 (b)	EUR	50,000	55,177
5.02%, 4/29/2049 (b)(c)	EUR	50,000	56,385
7.20%, 6/29/2049 (a)(b)		100,000	120,750
BPCE SA 12.50%, 9/29/2049 (b)	EUR	50,000	74,638
Casino Guichard Perracho SA 4.87%, 1/31/2049 (b)	EUR	100,000	112,754
Credit Agricole SA:
6.64%, 5/29/2049 (a)(b)		100,000	106,024
8.20%, 3/29/2049 (b)	EUR	50,000	63,299
Europcar Groupe SA 9.38%, 4/15/2018	EUR	100,000	112,367
Groupama SA:
6.30%, 10/29/2049 (b)	EUR	50,000	56,076
7.88%, 10/27/2039 (b)	EUR	50,000	61,788
Italcementi Finance SA 6.13%, 2/21/2018	EUR	100,000	120,019
Labco SA 8.50%, 1/15/2018	EUR	100,000	112,233
Lafarge SA:
4.75%, 9/30/2020	EUR	100,000	127,977
6.75%, 12/16/2019	EUR	50,000	65,109
8.88%, 11/24/2016	EUR	100,000	121,184
Numericable-SFR SAS:
4.88%, 5/15/2019 (a)		200,000	199,000
5.63%, 5/15/2024	EUR	100,000	113,318
6.25%, 5/15/2024 (a)		200,000	202,500

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Peugeot SA 6.50%, 1/18/2019	EUR	100,000	$125,241
Renault SA 3.63%, 9/19/2018	EUR	150,000	175,561
Rexel SA 5.13%, 6/15/2020	EUR	100,000	115,509
Societe Generale SA:
5.92%, 12/31/2049 (a)(b)		100,000	104,375
8.88%, 6/29/2049 (b)	GBP	50,000	84,282
9.38%, 9/29/2049 (b)	EUR	50,000	67,259
Tereos Finance Group I 4.25%, 3/4/2020	EUR	100,000	108,842
Veolia Environnement SA 4.45%, 1/29/2049 (b)	EUR	100,000	113,844

			2,886,759

GERMANY — 5.0%
Commerzbank AG:
7.75%, 3/16/2021	EUR	100,000	134,774
8.13%, 9/19/2023 (a)		200,000	238,000
Deutsche Lufthansa AG 6.50%, 7/7/2016	EUR	50,000	57,696
K+S AG 4.13%, 12/6/2021	EUR	100,000	127,445
ThyssenKrupp AG:
1.75%, 11/25/2020	EUR	100,000	106,863
3.13%, 10/25/2019	EUR	100,000	113,575
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 9/15/2022	EUR	10,000	11,560
5.75%, 1/15/2023	EUR	100,000	116,653
6.25%, 1/15/2029	EUR	100,000	121,362
Unitymedia KabelBW GmbH 6.13%, 1/15/2025 (a)		200,000	211,500

			1,239,428

HUNGARY — 0.5%
Mol Hungarian Oil & Gas PLC 5.88%, 4/20/2017	EUR	100,000	115,895

INDIA — 0.6%
ICICI Bank, Ltd. 6.38%, 4/30/2022 (b)		150,000	156,000

IRELAND — 4.9%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 4.50%, 5/15/2021 (a)		150,000	155,062
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.50%, 9/26/2019		200,000	185,324
Allied Irish Banks PLC 2.88%, 11/28/2016	EUR	100,000	110,699
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 1/15/2022	EUR	100,000	109,548
6.00%, 6/30/2021 (a)		200,000	196,500
Bank of Ireland 2.00%, 5/8/2017	EUR	100,000	109,474
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020		200,000	179,400
Smurfit Kappa Acquisitions 3.25%, 6/1/2021	EUR	100,000	113,844
UT2 Funding PLC 5.32%, 6/30/2016	EUR	50,000	54,640

			1,214,491

ISRAEL — 0.4%
B Communications, Ltd. 7.38%, 2/15/2021 (a)		100,000	107,150

ITALY — 8.6%
Assicurazioni Generali SpA 6.42%, 12/29/2049 (b)	GBP	50,000	79,421
Astaldi SpA 7.13%, 12/1/2020	EUR	100,000	115,483
Banca Monte dei Paschi di Siena SpA 3.63%, 4/1/2019	EUR	100,000	111,623
Banca Popolare di Milano Scarl 4.25%, 1/30/2019	EUR	100,000	117,980
Banco Popolare SC:
3.50%, 3/14/2019	EUR	100,000	113,747
6.00%, 11/5/2020	EUR	50,000	59,956
Enel SpA 6.63%, 9/15/2076 (b)	GBP	100,000	160,512
Gtech SpA 4.75%, 3/5/2020	EUR	100,000	112,770
Intesa Sanpaolo SpA:
5.00%, 9/23/2019	EUR	50,000	60,307
5.15%, 7/16/2020	EUR	50,000	61,540
6.63%, 5/8/2018	EUR	50,000	60,708
6.63%, 9/13/2023	EUR	100,000	137,941
8.38%, 10/29/2049 (b)	EUR	50,000	64,598
Telecom Italia SpA:
5.25%, 2/10/2022	EUR	100,000	126,861
5.38%, 1/29/2019	EUR	100,000	121,766
6.38%, 6/24/2019	GBP	50,000	82,840
UniCredit SpA:
5.75%, 10/28/2025 (b)	EUR	100,000	120,917
6.70%, 6/5/2018	EUR	50,000	61,164
6.95%, 10/31/2022	EUR	100,000	132,582
UnipolSai SpA 5.75%, 12/31/2049 (b)	EUR	100,000	110,735
Veneto Banca SCPA 4.00%, 1/20/2017	EUR	100,000	109,860

			2,123,311

JAMAICA — 0.7%
Digicel Group Ltd. 7.13%, 4/1/2022		200,000	183,000

			183,000

JAPAN — 0.8%
Softbank Corp. 4.50%, 4/15/2020 (a)		200,000	204,250

KAZAKHSTAN — 0.1%
Kazkommertsbank JSC 5.50%, 12/21/2022		50,000	34,000

LUXEMBOURG — 16.4%
Altice Financing SA 6.63%, 2/15/2023 (a)		200,000	206,000
Altice SA:
7.25%, 5/15/2022	EUR	100,000	111,911
7.75%, 5/15/2022 (a)		200,000	203,375

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

ArcelorMittal:
3.00%, 3/25/2019	EUR	100,000	$110,618
5.25%, 2/25/2017		100,000	104,000
7.00%, 2/25/2022		50,000	54,750
7.50%, 3/1/2041		50,000	52,000
7.75%, 10/15/2039		50,000	52,500
10.60%, 6/1/2019		100,000	122,312
CHC Helicopter SA 9.25%, 10/15/2020		135,000	114,075
Cirsa Funding Luxembourg SA 8.75%, 5/15/2018	EUR	100,000	110,219
CNH Industrial Finance Europe SA 6.25%, 3/9/2018	EUR	100,000	120,463
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)		200,000	202,500
CSN Resources SA 6.50%, 7/21/2020		150,000	132,000
Evraz Group SA 7.40%, 4/24/2017		250,000	246,925
Fiat Chrysler Finance Europe:
4.75%, 3/22/2021	EUR	100,000	119,282
6.63%, 3/15/2018	EUR	100,000	121,132
6.75%, 10/14/2019	EUR	100,000	126,732
Finmeccanica SpA:
4.50%, 1/19/2021	EUR	100,000	120,276
5.25%, 1/21/2022	EUR	50,000	62,740
HeidelbergCement Finance Luxembourg SA 3.25%, 10/21/2021	EUR	100,000	120,130
INEOS Group Holdings SA 6.50%, 8/15/2018	EUR	100,000	110,268
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023		100,000	94,375
6.63%, 12/15/2022		100,000	96,500
7.25%, 4/1/2019		50,000	51,825
7.25%, 10/15/2020		100,000	103,000
Intelsat Luxembourg SA 6.75%, 6/1/2018		50,000	49,000
Severstal OAO Via Steel Capital SA 4.45%, 3/19/2018		250,000	235,727
Telecom Italia Capital SA:
7.18%, 6/18/2019		50,000	57,563
7.20%, 7/18/2036		100,000	112,750
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	50,000	80,437
Wind Acquisition Finance SA:
7.00%, 4/23/2021	EUR	200,000	228,762
7.38%, 4/23/2021 (a)		200,000	207,500

			4,041,647

MARSHALL ISLANDS — 0.2%
Teekay Corp. 8.50%, 1/15/2020		50,000	56,125

MEXICO — 1.5%
BBVA Bancomer SA 7.25%, 4/22/2020		150,000	165,750
Cemex SAB de CV 5.70%, 1/11/2025		200,000	197,300

			363,050

NETHERLANDS — 9.2%
Fresenius Finance BV 2.88%, 7/15/2020	EUR	100,000	116,563
Generali Finance BV 4.60%, 11/30/2049 (b)	EUR	100,000	112,766
Grupo Isolux Corsan Finance BV 6.63%, 4/15/2021	EUR	100,000	94,244
HeidelbergCement Finance Luxembourg SA 8.00%, 1/31/2017	EUR	100,000	121,093
Koninklijke KPN NV 6.13%, 3/29/2049 (b)	EUR	100,000	118,006
Marfrig Holding Europe BV 6.88%, 6/24/2019		200,000	170,000
NXP BV/NXP Funding LLC 3.75%, 6/1/2018 (a)		200,000	204,000
OI European Group BV 6.75%, 9/15/2020	EUR	50,000	64,977
Portugal Telecom International Finance BV 4.63%, 5/8/2020	EUR	100,000	104,996
Repsol International Finance BV 4.50%, 3/25/2075 (b)	EUR	100,000	107,024
Schaeffler Finance BV:
3.50%, 5/15/2022	EUR	100,000	110,605
7.75%, 2/15/2017 (a)		200,000	224,000
Schaeffler Holding Finance BV 6.88%, 8/15/2018	EUR	100,000	112,266
Telefonica Europe BV:
5.88%, 3/31/2049 (b)	EUR	100,000	123,510
6.50%, 9/29/2049 (b)	EUR	100,000	120,636
VimpelCom Holdings BV 6.25%, 3/1/2017		250,000	245,625
Ziggo Secured Finance BV 3.75%, 1/15/2025	EUR	100,000	109,827

			2,260,138

PORTUGAL — 0.4%
Novo Banco SA 4.00%, 1/21/2019	EUR	100,000	108,471

SINGAPORE — 0.2%
Flextronics International, Ltd. 5.00%, 2/15/2023		50,000	52,375

SOUTH AFRICA — 0.7%
AngloGold Ashanti Holdings PLC 8.50%, 7/30/2020		150,000	161,213

SPAIN — 1.8%
Abengoa Finance SAU 8.88%, 2/5/2018	EUR	100,000	111,293
Banco de Sabadell SA 2.50%, 12/5/2016	EUR	100,000	110,684
Bankia SA 4.00%, 5/22/2024 (b)	EUR	100,000	109,129
BPE Financiaciones SA 2.88%, 5/19/2016	EUR	100,000	109,516

			440,622

SWEDEN — 0.7%
Skandinaviska Enskilda Banken AB 7.09%, 12/29/2049 (b)	EUR	50,000	61,159

SPDR Barclays International High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount		Value

Volvo Treasury AB 4.20%, 6/10/2075 (b)	EUR	100,000	$110,890

			172,049

SWITZERLAND — 0.3%
UBS AG 7.15%, 12/29/2049 (b)	EUR	50,000	60,547

TURKEY — 0.8%
Yapi ve Kredi Bankasi AS 5.50%, 12/6/2022		200,000	191,844

UNITED KINGDOM — 11.7%
Algeco Scotsman Global Finance PLC 8.50%, 10/15/2018 (a)		200,000	198,250
Arqiva Broadcast Finance PLC 9.50%, 3/31/2020	GBP	100,000	164,008
Barclays Bank PLC 14.00%, 11/29/2049 (b)	GBP	50,000	99,907
Cleopatra Finance, Ltd. 6.25%, 2/15/2022 (a)		200,000	195,500
Co-operative Group Holdings 2011 7.50%, 7/8/2026	GBP	100,000	164,440
HBOS Capital Funding LP 6.46%, 11/29/2049 (b)	GBP	80,000	127,256
Ineos Finance PLC 7.50%, 5/1/2020 (a)		150,000	158,250
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)		100,000	100,000
Kerling PLC 10.63%, 2/1/2017	EUR	50,000	54,640
OTE PLC 7.88%, 2/7/2018	EUR	100,000	109,237
Rexam PLC 6.75%, 6/29/2067 (b)	EUR	50,000	55,123
Royal Bank of Scotland Group PLC:
3.63%, 3/25/2024 (b)	EUR	100,000	112,553
5.13%, 5/28/2024		100,000	104,911
6.10%, 6/10/2023		100,000	111,206
7.64%, 12/31/2049 (b)		100,000	109,500
Royal Bank of Scotland PLC 4.63%, 9/22/2021 (b)	EUR	50,000	55,383
Tesco Corporate Treasury Services PLC:
1.38%, 7/1/2019	EUR	100,000	105,369
2.50%, 7/1/2024	EUR	100,000	108,111
Tesco PLC 5.50%, 12/13/2019	GBP	100,000	163,953
Vedanta Resources PLC 7.13%, 5/31/2023		200,000	165,500
Virgin Media Secured Finance PLC:
5.38%, 4/15/2021 (a)		250,000	262,188
5.50%, 1/15/2021	GBP	100,000	161,068

			2,886,353

UNITED STATES — 3.3%
Cemex Finance LLC 9.38%, 10/12/2022		200,000	227,000
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)		50,000	54,275
5.88%, 1/31/2022 (a)		100,000	110,000
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)		100,000	111,250
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)		200,000	201,250
SMFG Preferred Capital USD 3, Ltd. 9.50%, 7/29/2049 (a)(b)		100,000	120,960

			824,735

TOTAL CORPORATE BONDS & NOTES —
(Cost $25,746,177)			23,291,141

	Shares
SHORT TERM INVESTMENT — 1.8%
MONEY MARKET FUND — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (d)(e)(f) (Cost $446,726)		446,726	446,726

TOTAL INVESTMENTS — 96.1% (g)
(Cost $26,192,903)			23,737,867
OTHER ASSETS & LIABILITIES — 3.9%			950,003

NET ASSETS — 100.0%			$24,687,870

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 26.0% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security — Rate shown is rate in effect at March 31, 2015. Maturity date shown is the final maturity.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
OJSC = Open Joint Stock Company
PLC = Public Limited Company
ULC = Unlimited Liability Corporation

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.7%
AEROSPACE & DEFENSE — 1.5%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)	$9,754,000	$8,705,445
Bombardier, Inc.:
6.00%, 10/15/2022 (a)(b)	18,770,000	17,620,338
6.13%, 1/15/2023 (a)(b)	20,046,000	18,943,470
7.50%, 3/15/2025 (a)(b)	24,790,000	24,464,631
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)(b)	9,662,000	9,662,000
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (a)	11,380,000	11,863,650
7.13%, 3/15/2021	9,549,000	10,265,175
KLX, Inc. 5.88%, 12/1/2022 (a)(b)	19,695,000	19,645,762
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019 (b)	10,416,000	9,087,960
TransDigm, Inc.:
5.50%, 10/15/2020	9,535,000	9,415,813
6.00%, 7/15/2022	17,555,000	17,555,000
6.50%, 7/15/2024	18,475,000	18,567,375

		175,796,619

AIRLINES — 0.2%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	7,889,000	7,726,290
5.50%, 10/1/2019 (a)(b)	11,317,000	11,614,071
US Airways Group, Inc. 6.13%, 6/1/2018 (b)	8,304,000	8,739,960

		28,080,321

AUTO COMPONENTS — 1.0%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022 (b)	8,825,000	9,464,813
Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021 (b)	14,173,000	15,094,245
7.00%, 5/15/2022 (b)	11,000,000	12,045,000
8.25%, 8/15/2020	16,073,000	16,997,197
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/2018 (a)	10,395,000	10,680,862
4.25%, 11/15/2019 (a)	7,560,000	7,767,900
Lear Corp. 5.25%, 1/15/2025 (b)	9,675,000	9,868,500
MPG Holdco I, Inc. 7.38%, 10/15/2022 (a)	9,510,000	10,163,813
Schaeffler Holding Finance BV 6.88%, 8/15/2018 (a)	16,010,000	16,710,437
Tenneco, Inc. 6.88%, 12/15/2020	8,068,000	8,552,080

		117,344,847

AUTOMOBILES — 1.6%
FCA US LLC/CG Co-Issuer, Inc.:
8.00%, 6/15/2019	40,627,000	42,607,566
8.25%, 6/15/2021 (b)	49,545,000	54,950,855
General Motors Co.:
3.50%, 10/2/2018	23,315,000	23,887,616
4.88%, 10/2/2023	24,092,000	26,084,746
6.25%, 10/2/2043	23,207,000	28,430,014
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	8,540,000	8,988,350

		184,949,147

BANKS — 2.3%
CIT Group, Inc.:
4.25%, 8/15/2017	28,752,000	29,111,400
5.25%, 3/15/2018	24,092,000	24,935,220
5.50%, 2/15/2019 (a)	26,360,000	27,414,400
Commerzbank AG 8.13%, 9/19/2023 (a)(b)	15,667,000	18,643,730
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)(b)	33,200,000	33,979,868
Provident Funding Associates LP/PFG Finance Corp. 6.75%, 6/15/2021 (a)(b)	11,405,000	10,863,263
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024 (b)	35,550,000	37,295,896
6.00%, 12/19/2023 (b)	31,546,000	35,089,941
6.13%, 12/15/2022	37,961,000	42,747,730

		260,081,448

BEVERAGES — 0.5%
Constellation Brands, Inc.:
3.75%, 5/1/2021	7,830,000	8,006,175
4.25%, 5/1/2023	17,870,000	18,383,762
6.00%, 5/1/2022	9,423,000	10,742,220
Cott Beverages, Inc.:
5.38%, 7/1/2022 (a)	9,370,000	9,030,338
6.75%, 1/1/2020 (a)	8,682,000	8,985,870

		55,148,365

BUILDING PRODUCTS — 0.9%
Associated Materials LLC 9.13%, 11/1/2017 (b)	12,658,000	11,012,460
Building Materials Corp. of America:
5.38%, 11/15/2024 (a)(b)	16,590,000	16,838,850
6.75%, 5/1/2021 (a)	16,155,000	17,164,687
Griffon Corp. 5.25%, 3/1/2022	9,350,000	9,224,710
Masco Corp. 4.45%, 4/1/2025 (b)	6,460,000	6,669,950
Masonite International Corp. 8.25%, 4/15/2021 (a)	7,798,000	8,314,618
Nortek, Inc. 8.50%, 4/15/2021	11,615,000	12,428,050
Ply Gem Industries, Inc. 6.50%, 2/1/2022 (b)	7,981,000	7,781,475
Summit Materials LLC/Summit Materials Finance Corp. 10.50%, 1/31/2020 (c)	7,880,000	8,746,800

		98,181,600

CAPITAL MARKETS — 0.3%
Barclays PLC 4.38%, 9/11/2024 (b)	20,000,000	20,228,640

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

E*TRADE Financial Corp. 5.38%, 11/15/2022	$8,925,000	$9,415,875

		29,644,515

CHEMICALS — 2.2%
Ashland, Inc.:
3.88%, 4/15/2018 (b)	10,952,000	11,225,800
4.75%, 8/15/2022 (b)	17,791,000	18,057,865
Celanese US Holdings LLC 4.63%, 11/15/2022 (b)	7,769,000	7,827,268
Eagle Spinco, Inc. 4.63%, 2/15/2021	11,206,000	11,079,932
Evolution Escrow Issuer LLC 7.50%, 3/15/2022 (a)	5,998,000	6,072,975
Hexion US Finance Corp. 6.63%, 4/15/2020	24,722,000	22,620,630
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020	8,650,000	6,055,000
Huntsman International LLC:
4.88%, 11/15/2020	8,840,000	8,840,000
8.63%, 3/15/2021 (b)	10,564,000	11,303,480
Ineos Finance PLC:
7.50%, 5/1/2020 (a)(b)	12,029,000	12,690,595
8.38%, 2/15/2019 (a)(b)	18,315,000	19,472,508
Ineos Group Holdings SA 6.13%, 8/15/2018 (a)(b)	10,711,000	10,764,555
Momentive Performance Materials, Inc. 3.88%, 10/24/2021 (c)	17,110,000	15,142,350
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	17,339,000	18,119,255
PolyOne Corp. 5.25%, 3/15/2023	9,446,000	9,800,225
PQ Corp. 8.75%, 5/1/2018 (a)	9,678,000	10,040,925
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	9,086,000	7,791,245
Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (a)(b)	12,915,000	11,817,225
Tronox Finance LLC 6.38%, 8/15/2020 (b)	16,298,000	15,931,295
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)	9,421,000	10,127,575
WR Grace & Co. 5.13%, 10/1/2021 (a)(b)	10,965,000	11,376,187

		256,156,890

COMMERCIAL SERVICES & SUPPLIES — 3.2%
ACCO Brands Corp. 6.75%, 4/30/2020 (b)	7,775,000	8,144,313
Acosta, Inc. 7.75%, 10/1/2022 (a)	12,630,000	13,056,262
ADS Waste Holdings, Inc. 8.25%, 10/1/2020 (b)	8,980,000	9,384,100
ADT Corp.:
3.50%, 7/15/2022 (b)	15,660,000	14,250,600
4.88%, 7/15/2042	11,802,000	9,441,600
6.25%, 10/15/2021 (b)	15,849,000	16,879,185
APX Group, Inc.:
6.38%, 12/1/2019 (b)	15,195,000	15,119,025
8.75%, 12/1/2020 (b)	12,620,000	11,641,950
Aramark Services, Inc. 5.75%, 3/15/2020 (b)	16,806,000	17,562,270
Ashtead Capital, Inc.:
5.63%, 10/1/2024 (a)	7,585,000	7,888,400
6.50%, 7/15/2022 (a)	14,184,000	15,105,960
Cenveo Corp. 6.00%, 8/1/2019 (a)	9,036,000	8,471,250
Clean Harbors, Inc.:
5.13%, 6/1/2021 (b)	9,321,000	9,483,558
5.25%, 8/1/2020 (b)	12,364,000	12,642,190
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)	9,148,000	8,942,170
H&E Equipment Services, Inc. 7.00%, 9/1/2022 (b)	10,112,000	10,415,360
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (a)	11,685,000	11,334,450
Hertz Corp.:
5.88%, 10/15/2020 (b)	12,628,000	12,975,270
6.75%, 4/15/2019	21,868,000	22,578,710
7.50%, 10/15/2018 (b)	5,694,000	5,914,643
Iron Mountain, Inc.:
5.75%, 8/15/2024 (b)	16,256,000	16,459,200
6.00%, 8/15/2023 (b)	8,137,000	8,564,193
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	18,580,000	18,998,050
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50%, 12/1/2019 (a)(b)(c)	5,975,000	6,423,125
Laureate Education, Inc. 10.00%, 9/1/2019 (a)(b)(d)	21,760,000	20,563,200
Monitronics International, Inc. 9.13%, 4/1/2020	9,974,000	9,762,052
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)	8,865,000	8,776,350
Service Corp. International 5.38%, 5/15/2024	8,900,000	9,300,500
Tervita Corp. 8.00%, 11/15/2018 (a)	9,854,000	8,745,425
United Rentals North America, Inc. 4.63%, 7/15/2023	13,600,000	13,753,000

		362,576,361

CONSTRUCTION & ENGINEERING — 0.3%
AECOM:
5.75%, 10/15/2022 (a)	13,973,000	14,462,055
5.88%, 10/15/2024 (a)(b)	12,415,000	13,035,750
Brand Energy & Infrastructure Services, Inc. 8.50%, 12/1/2021 (a)	7,851,000	7,360,313

		34,858,118

CONSTRUCTION MATERIALS — 0.2%
CIMPOR Financial Operations BV 5.75%, 7/17/2024 (a)	12,000,000	9,960,000
Vulcan Materials Co. 7.50%, 6/15/2021 (c)	9,849,000	11,818,800

		21,778,800

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CONSUMER FINANCE — 0.4%
DFC Finance Corp. 10.50%, 6/15/2020 (a)	$12,380,000	$9,687,350
Enova International, Inc. 9.75%, 6/1/2021 (a)(b)	7,800,000	7,410,000
Navient Corp.:
5.50%, 1/25/2023	5,000,000	4,762,500
6.00%, 1/25/2017	12,398,000	13,041,146
8.00%, 3/25/2020	13,111,000	14,554,521

		49,455,517

CONTAINERS & PACKAGING — 1.4%
Ardagh Finance Holdings SA 8.63%, 6/15/2019 (a)(b)	11,842,718	12,338,691
Ardagh Packaging Finance PLC 9.13%, 10/15/2020 (a)	10,772,000	11,526,040
Ball Corp.:
4.00%, 11/15/2023	17,100,000	16,672,500
5.00%, 3/15/2022 (b)	11,935,000	12,472,075
Berry Plastics Corp.:
5.50%, 5/15/2022	9,125,000	9,375,938
9.75%, 1/15/2021	12,475,000	13,738,094
BWAY Holding Co. 9.13%, 8/15/2021 (a)	10,010,000	10,410,400
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	12,283,000	12,943,211
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	15,012,000	15,143,355
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022 (a)	7,920,000	8,067,708
Sealed Air Corp. 8.38%, 9/15/2021 (a)	13,631,000	15,334,875
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	11,440,000	11,368,500
Silgan Holdings, Inc. 5.00%, 4/1/2020	7,700,000	7,911,750

		157,303,137

DISTRIBUTORS — 0.8%
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)(b)	8,257,000	8,360,212
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	10,000,000	10,400,000
HD Supply, Inc.:
5.25%, 12/15/2021 (a)	21,360,000	22,000,800
7.50%, 7/15/2020 (b)	17,528,000	18,754,960
11.50%, 7/15/2020	10,000,000	11,562,500
LKQ Corp. 4.75%, 5/15/2023	9,948,000	9,749,040
VWR Funding, Inc. 7.25%, 9/15/2017 (b)(c)	12,025,000	12,551,094

		93,378,606

DIVERSIFIED CONSUMER SERVICES — 0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020 (b)	51,568,000	53,308,420
9.88%, 8/15/2019 (b)	35,550,000	38,038,500

		91,346,920

DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/2019 (a)	17,665,000	17,747,849
4.50%, 5/15/2021 (a)	2,000,000	2,067,500
Aircastle, Ltd.:
5.13%, 3/15/2021 (b)	8,210,000	8,579,450
6.25%, 12/1/2019	7,960,000	8,751,065
6.75%, 4/15/2017 (b)	7,933,000	8,547,808
Ally Financial, Inc.:
5.50%, 2/15/2017	24,018,000	24,978,720
7.50%, 9/15/2020	13,500,000	15,811,875
8.00%, 3/15/2020	20,805,000	24,809,962
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017 (b)	13,708,000	13,433,840
Argos Merger Sub, Inc. 7.13%, 3/15/2023 (a)(b)	31,150,000	32,279,187
CNH Industrial Capital LLC:
3.63%, 4/15/2018 (b)	10,707,000	10,733,768
6.25%, 11/1/2016	7,675,000	8,077,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	19,714,000	20,083,637
5.88%, 2/1/2022 (b)	21,458,000	22,101,740
6.00%, 8/1/2020	26,837,000	27,878,276
International Lease Finance Corp.:
6.25%, 5/15/2019	18,782,000	20,519,335
8.75%, 3/15/2017 (b)	8,000,000	8,840,000
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)(b)	9,929,000	9,631,130
KCG Holdings, Inc. 6.88%, 3/15/2020 (a)	6,000,000	5,853,000
Nationstar Mortgage LLC/ Nationstar Capital Corp. 6.50%, 7/1/2021	9,079,000	8,806,630
Navient Corp. 5.50%, 1/15/2019	22,650,000	23,103,000
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)(b)	10,000,000	10,325,000
NRG Yield Operating LLC 5.38%, 8/15/2024 (a)	8,025,000	8,346,000
OneMain Financial Holdings, Inc.:
6.75%, 12/15/2019 (a)	11,151,000	11,513,407
7.25%, 12/15/2021 (a)	11,600,000	12,006,000
Opal Acquisition, Inc. 8.88%, 12/15/2021 (a)	9,650,000	9,818,875
Springleaf Finance Corp.:
5.25%, 12/15/2019 (b)	15,930,000	15,750,787
7.75%, 10/1/2021	5,065,000	5,546,175
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	10,615,000	7,536,650

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

TransUnion 9.63%, 6/15/2018 (b)	$9,221,000	$9,313,210
Walter Investment Management Corp. 7.88%, 12/15/2021 (b)	9,248,000	8,276,960

		421,068,774

DIVERSIFIED TELECOMMUNICATION SERVICES — 9.0%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (a)	9,947,000	10,170,808
6.75%, 11/15/2020 (a)	17,013,000	18,118,845
8.88%, 1/1/2020 (a)(b)	7,802,000	8,504,180
Altice Financing SA:
6.50%, 1/15/2022 (a)(b)	15,720,000	16,132,650
6.63%, 2/15/2023 (a)	31,563,000	32,509,890
Altice SA:
7.63%, 2/15/2025 (a)(b)	23,513,000	23,557,087
7.75%, 5/15/2022 (a)	45,530,000	46,298,319
Avanti Communications Group PLC 10.00%, 10/1/2019 (a)(c)	9,185,000	8,863,525
CenturyLink, Inc.:
5.63%, 4/1/2020	15,813,000	16,603,650
5.80%, 3/15/2022	22,160,000	23,074,100
6.45%, 6/15/2021	19,720,000	21,272,950
Cincinnati Bell, Inc. 8.38%, 10/15/2020	10,390,000	11,052,363
CommScope, Inc.:
5.00%, 6/15/2021 (a)(b)	9,225,000	9,213,469
5.50%, 6/15/2024 (a)(b)	10,175,000	10,175,000
Frontier Communications Corp.:
6.25%, 9/15/2021	12,735,000	12,766,837
7.13%, 1/15/2023	13,305,000	13,604,362
8.50%, 4/15/2020 (b)	17,663,000	19,826,717
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	15,321,000	16,623,285
7.63%, 6/15/2021	14,285,000	15,713,500
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	15,955,000	15,955,000
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (b)	31,120,000	29,369,500
7.25%, 10/15/2020 (b)	36,792,000	37,895,760
Intelsat Luxembourg SA 7.75%, 6/1/2021 (b)	29,746,000	27,440,685
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(b)(c)(d)	8,160,000	8,803,008
Level 3 Financing, Inc.:
5.38%, 8/15/2022 (b)	13,724,000	14,122,847
8.13%, 7/1/2019	20,066,000	21,094,382
8.63%, 7/15/2020	15,060,000	16,321,275
Numericable-SFR SAS:
4.88%, 5/15/2019 (a)(b)	39,662,000	39,463,690
6.00%, 5/15/2022 (a)(b)	60,830,000	61,590,375
6.25%, 5/15/2024 (a)(b)	22,445,000	22,725,562
SBA Telecommunications, Inc. 5.75%, 7/15/2020	11,920,000	12,530,900
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	40,000,000	40,850,000
Sprint Corp.:
7.13%, 6/15/2024	38,341,000	37,382,475
7.88%, 9/15/2023	69,019,000	70,399,380
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	17,911,000	18,260,264
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)(b)	15,865,000	16,559,094
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (a)(b)	11,435,000	12,306,919
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	11,625,000	12,409,688
ViaSat, Inc. 6.88%, 6/15/2020	8,986,000	9,468,998
Virgin Media Finance PLC:
6.00%, 10/15/2024 (a)	7,950,000	8,347,500
6.38%, 4/15/2023 (a)	8,425,000	8,972,625
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)(b)	14,257,000	14,952,029
West Corp. 5.38%, 7/15/2022 (a)	17,040,000	16,656,600
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)(b)	31,665,000	31,744,162
6.50%, 4/30/2020 (a)(b)	11,200,000	11,872,000
7.38%, 4/23/2021 (a)(b)	45,177,000	46,871,137
Windstream Corp.:
6.38%, 8/1/2023 (b)	11,035,000	9,903,913
7.75%, 10/15/2020 (b)	10,660,000	10,913,175
7.75%, 10/1/2021 (b)	14,920,000	14,882,700

		1,034,147,180

ELECTRIC UTILITIES — 3.2%
AES Corp.:
4.88%, 5/15/2023	12,246,000	11,939,850
7.38%, 7/1/2021	17,358,000	19,267,380
Calpine Corp.:
5.38%, 1/15/2023 (b)	20,455,000	20,455,000
5.75%, 1/15/2025 (b)	24,260,000	24,441,950
7.88%, 1/15/2023 (a)	12,355,000	13,654,746
DPL, Inc. 7.25%, 10/15/2021	11,256,000	11,959,500
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75%, 11/1/2019 (a)	33,831,000	35,015,085
7.38%, 11/1/2022 (a)	27,430,000	28,835,787
7.63%, 11/1/2024 (a)	19,905,000	20,850,487
Enel SpA 8.75%, 9/24/2073 (a)(b)(d)	19,410,000	23,359,430
FirstEnergy Corp.:
2.75%, 3/15/2018	2,000,000	2,048,182
4.25%, 3/15/2023	14,634,000	15,317,408
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	14,070,000	14,850,167
GenOn Energy, Inc.:
9.50%, 10/15/2018	10,687,000	10,900,740
9.88%, 10/15/2020 (b)	8,701,000	8,809,763
InterGen NV 7.00%, 6/30/2023 (a)	11,749,000	11,367,158
NRG Energy, Inc.:
6.25%, 7/15/2022	18,065,000	18,561,788
7.63%, 1/15/2018	18,048,000	19,875,360
7.88%, 5/15/2021 (b)	18,791,000	20,200,325
PPL Energy Supply LLC 4.60%, 12/15/2021	11,718,000	10,750,035

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

RJS Power Holdings LLC 5.13%, 7/15/2019 (a)(b)	$19,220,000	$18,931,700

		361,391,841

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Belden, Inc. 5.50%, 9/1/2022 (a)(b)	10,728,000	10,996,200
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	8,639,000	8,768,585
5.50%, 12/1/2024	8,575,000	8,982,312
6.00%, 8/15/2022 (b)	9,385,000	10,074,328
Flextronics International, Ltd.:
4.63%, 2/15/2020	7,975,000	8,363,781
5.00%, 2/15/2023 (b)	6,948,000	7,278,030
General Cable Corp. 5.75%, 10/1/2022	10,205,000	9,490,650
NXP BV/NXP Funding LLC:
3.75%, 6/1/2018 (a)	11,091,000	11,312,820
5.75%, 2/15/2021 (a)	6,445,000	6,815,588
5.75%, 3/15/2023 (a)(b)	6,787,000	7,211,188
Rexel SA:
5.25%, 6/15/2020 (a)	8,080,000	8,473,900
6.13%, 12/15/2019 (a)(b)	7,690,000	8,055,275
Viasystems, Inc. 7.88%, 5/1/2019 (a)(c)	9,415,000	9,909,287

		115,731,944

ENERGY EQUIPMENT & SERVICES — 0.2%
Calfrac Holdings LP 7.50%, 12/1/2020 (a)(b)	9,373,000	8,318,538
TerraForm Power Operating LLC 5.88%, 2/1/2023 (a)	12,607,000	13,079,762

		21,398,300

ENGINEERING & CONSTRUCTION — 0.2%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)(b)	10,449,000	10,657,980
Aguila 3 SA 7.88%, 1/31/2018 (a)(b)	14,813,000	14,813,000

		25,470,980

FOOD PRODUCTS — 2.5%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc. 7.75%, 10/15/2022 (a)	9,312,000	9,963,840
B&G Foods, Inc. 4.63%, 6/1/2021 (b)	11,047,000	11,033,191
Dean Foods Co. 6.50%, 3/15/2023 (a)	11,244,000	11,300,220
HJ Heinz Co.:
4.25%, 10/15/2020 (b)	50,131,000	51,434,406
4.88%, 2/15/2025 (a)	31,350,000	33,975,562
HRG Group, Inc.:
7.75%, 1/15/2022 (b)	7,350,000	7,313,250
7.88%, 7/15/2019	10,817,000	11,384,892
Ingles Markets, Inc. 5.75%, 6/15/2023	10,741,000	11,116,935
JBS USA LLC/JBS USA Finance, Inc.:
5.88%, 7/15/2024 (a)	11,750,000	11,896,875
7.25%, 6/1/2021 (a)(b)	10,230,000	10,805,438
8.25%, 2/1/2020 (a)	11,050,000	11,740,625
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)(b)	6,757,000	6,909,033
Post Holdings, Inc.:
6.00%, 12/15/2022 (a)	9,990,000	9,640,350
6.75%, 12/1/2021 (a)	13,713,000	13,850,130
7.38%, 2/15/2022 (b)	23,039,000	23,845,365
Smithfield Foods, Inc. 6.63%, 8/15/2022	15,549,000	16,637,430
US Foods, Inc. 8.50%, 6/30/2019 (b)	21,774,000	22,862,700
Whitewave Foods Co. 5.38%, 10/1/2022	9,340,000	10,040,500

		285,750,742

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Biomet, Inc.:
6.50%, 8/1/2020 (b)	24,214,000	25,666,840
6.50%, 10/1/2020	13,825,000	14,516,250
ConvaTec Finance International SA 8.25%, 1/15/2019 (a)(b)	11,750,000	11,896,875
Crimson Merger Sub, Inc. 6.63%, 5/15/2022 (a)(b)	20,200,000	17,927,500
Hologic, Inc. 6.25%, 8/1/2020	15,741,000	16,331,287
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	28,696,000	31,063,420
12.50%, 11/1/2019 (b)	9,850,000	10,761,125
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.75%, 4/15/2023	11,601,000	11,049,953
5.75%, 8/1/2022 (a)(b)	13,375,000	13,809,687
Universal Hospital Services, Inc.
7.63%, 8/15/2020 (b)	10,491,000	9,179,625

		162,202,562

HEALTH CARE PROVIDERS & SERVICES — 5.3%
Amsurg Corp.
5.63%, 7/15/2022	17,055,000	17,438,737
Capella Healthcare, Inc.
9.25%, 7/1/2017	10,000,000	10,356,250
Centene Corp. 4.75%, 5/15/2022	7,725,000	8,014,688
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018 (b)	24,645,000	25,415,156
6.88%, 2/1/2022 (b)	48,354,000	51,678,337
8.00%, 11/15/2019	32,824,000	34,875,500
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/2024	27,318,000	27,864,360
5.75%, 8/15/2022	19,433,000	20,647,562
6.63%, 11/1/2020	12,900,000	13,512,750
Envision Healthcare Corp. 5.13%, 7/1/2022 (a)	11,468,000	11,726,030
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	15,023,000	16,307,467
5.88%, 1/31/2022 (a)	11,268,000	12,394,800
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	9,786,000	10,715,670

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

HCA, Inc.:
5.00%, 3/15/2024	$33,301,000	$35,299,060
6.50%, 2/15/2020 (b)	45,130,000	50,816,380
7.50%, 2/15/2022	33,150,000	38,661,187
HealthSouth Corp. 5.75%, 11/1/2024	13,060,000	13,582,400
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	13,396,000	13,931,840
inVentiv Health, Inc. 10.00%, 8/15/2018 (a)	7,386,000	7,496,790
Kindred Healthcare, Inc.:
6.38%, 4/15/2022 (b)	7,070,000	7,131,863
8.00%, 1/15/2020 (a)(b)	12,495,000	13,408,697
8.75%, 1/15/2023 (a)(b)	9,190,000	10,063,050
LifePoint Hospitals, Inc. 5.50%, 12/1/2021 (b)	19,632,000	20,564,520
MPH Acquisition Holdings LLC 6.63%, 4/1/2022 (a)	15,388,000	15,945,815
Select Medical Corp. 6.38%, 6/1/2021 (b)	11,328,000	11,207,640
Tenet Healthcare Corp.:
5.00%, 3/1/2019 (a)(b)	17,319,000	17,189,108
6.00%, 10/1/2020	29,467,000	31,235,020
8.13%, 4/1/2022	44,664,000	49,242,060
WellCare Health Plans, Inc. 5.75%, 11/15/2020	8,814,000	9,254,700

		605,977,437

HOTELS, RESTAURANTS & LEISURE — 3.8%
1011778 BC ULC/New Red Finance, Inc. 6.00%, 4/1/2022 (a)(b)	35,550,000	36,794,250
Ameristar Casinos, Inc. 7.50%, 4/15/2021	17,290,000	18,240,950
Boyd Gaming Corp. 9.13%, 12/1/2018	7,434,000	7,768,530
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020 (b)	16,200,000	16,078,500
11.00%, 10/1/2021 (b)	18,275,000	15,990,625
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022 (a)(b)	10,875,000	8,346,563
Cleopatra Finance, Ltd.:
5.63%, 2/15/2020 (a)	9,095,000	8,885,815
6.25%, 2/15/2022 (a)	23,860,000	23,323,150
6.50%, 2/15/2025 (a)(b)	17,260,000	16,655,900
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/1/2018 (b)	8,514,000	8,748,135
4.88%, 11/1/2020 (b)	15,046,000	15,422,150
5.38%, 11/1/2023 (b)	11,099,000	11,473,591
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	23,487,000	24,720,067
International Game Technology 5.35%, 10/15/2023 (b)	8,000,000	8,115,512
MGM Resorts International:
6.00%, 3/15/2023 (b)	18,450,000	18,957,375
6.63%, 12/15/2021 (b)	19,591,000	20,925,637
7.75%, 3/15/2022	17,265,000	19,444,706
MTR Gaming Group, Inc. 11.50%, 8/1/2019 (b)	9,150,000	9,904,875
NCL Corp., Ltd. 5.25%, 11/15/2019 (a)	11,630,000	11,920,750
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a)(b)	14,125,000	14,442,812
10.00%, 12/1/2022 (a)	35,100,000	32,818,500
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a)	13,167,000	13,529,093
Station Casinos LLC 7.50%, 3/1/2021 (b)	9,350,000	9,957,750
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	8,200,000	9,122,500
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)(b)	8,500,000	8,117,500
5.38%, 3/15/2022 (b)	15,425,000	15,964,875
5.50%, 3/1/2025 (a)	27,000,000	27,337,500

		433,007,611

HOUSEHOLD DURABLES — 1.0%
Brookfield Residential Properties, Inc.:
6.13%, 7/1/2022 (a)	7,700,000	7,969,500
6.50%, 12/15/2020 (a)(b)	9,145,000	9,556,525
DR Horton, Inc.:
3.75%, 3/1/2019 (b)	9,115,000	9,228,937
4.00%, 2/15/2020 (b)	6,477,000	6,567,678
K Hovnanian Enterprises, Inc.
7.25%, 10/15/2020 (a)	9,160,000	9,618,000
Lennar Corp.:
4.50%, 6/15/2019	8,217,000	8,484,053
4.50%, 11/15/2019 (b)	8,250,000	8,476,875
4.75%, 11/15/2022	9,709,000	9,878,907
RSI Home Products, Inc.
6.50%, 3/15/2023 (a)(b)	9,033,000	9,191,078
Spectrum Brands, Inc.:
6.38%, 11/15/2020	7,767,000	8,233,020
6.63%, 11/15/2022 (b)	9,020,000	9,651,400
Standard Pacific Corp.
8.38%, 5/15/2018 (b)	8,744,000	9,990,020
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. 5.25%, 4/15/2021 (a)(b)	7,978,000	7,898,220

		114,744,213

HOUSEHOLD PRODUCTS — 0.1%
Sun Products Corp. 7.75%, 3/15/2021 (a)(b)	9,400,000	8,225,000

INDUSTRIAL CONGLOMERATES — 0.2%
Polymer Group, Inc. 7.75%, 2/1/2019 (c)	7,972,000	8,270,950

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (b)	$18,570,000	$19,591,350

		27,862,300

INSURANCE — 0.5%
Genworth Holdings, Inc. 7.63%, 9/24/2021 (b)	11,355,000	11,809,200
HUB International, Ltd. 7.88%, 10/1/2021 (a)	19,245,000	19,726,125
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (a)	9,583,000	9,822,575
Voya Financial, Inc. 5.65%, 5/15/2053 (b)(d)	11,615,000	12,137,675

		53,495,575

INTERNET SOFTWARE & SERVICES — 1.2%
Equinix, Inc.:
4.88%, 4/1/2020	8,000,000	8,260,000
5.38%, 1/1/2022 (b)	12,090,000	12,603,825
5.38%, 4/1/2023	15,763,000	16,361,994
IAC/InterActiveCorp. 4.75%, 12/15/2022	7,806,000	7,747,455
Netflix, Inc.:
5.38%, 2/1/2021	7,822,000	7,978,440
5.50%, 2/15/2022 (a)(b)	11,359,000	11,614,577
5.88%, 2/15/2025 (a)	11,062,000	11,352,378
TIBCO Software, Inc. 11.38%, 12/1/2021 (a)(b)	15,910,000	16,108,875
VeriSign, Inc. 4.63%, 5/1/2023 (b)	13,303,000	13,269,742
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/1/2023 (a)(b)	20,430,000	20,532,150
8.13%, 1/1/2020	8,586,000	9,079,695

		134,909,131

IT SERVICES — 0.9%
First Data Corp.:
8.25%, 1/15/2021 (a)	15,000,000	16,050,000
11.75%, 8/15/2021	26,246,000	30,346,937
12.63%, 1/15/2021	51,742,000	61,314,270

		107,711,207

LEISURE PRODUCTS — 0.2%
24 Hour Holdings III LLC 8.00%, 6/1/2022 (a)(b)	7,750,000	6,587,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021 (b)	7,835,000	8,089,638
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022 (b)	10,243,000	10,883,187

		25,560,325

MACHINERY — 1.0%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	9,250,000	9,307,812
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (a)	11,785,000	12,138,550
Cascades, Inc. 5.50%, 7/15/2022 (a)(b)	8,275,000	8,399,125
Case New Holland, Inc. 7.88%, 12/1/2017	24,374,000	27,001,517
Gardner Denver, Inc. 6.88%, 8/15/2021 (a)(b)	9,285,000	8,356,500
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)(b)	16,065,000	15,161,344
Manitowoc Co., Inc. 8.50%, 11/1/2020 (b)	9,923,000	10,617,610
SPX Corp. 6.88%, 9/1/2017 (b)	7,749,000	8,427,038
Terex Corp. 6.00%, 5/15/2021	13,454,000	13,790,350

		113,199,846

MEDIA — 8.3%
AMC Entertainment, Inc. 9.75%, 12/1/2020	9,124,000	9,990,780
AMC Networks, Inc.:
4.75%, 12/15/2022 (b)	9,050,000	9,010,361
7.75%, 7/15/2021	11,089,000	12,031,565
Cablevision Systems Corp. 7.75%, 4/15/2018	12,613,000	14,000,430
CCO Holdings LLC/CCO Holdings Capital Corp. 6.50%, 4/30/2021	23,999,000	25,198,950
CCOH Safari LLC:
5.50%, 12/1/2022	23,525,000	24,054,312
5.75%, 12/1/2024	32,260,000	33,227,800
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
5.13%, 12/15/2021 (a)(b)	10,706,000	10,692,618
5.13%, 12/15/2021 (a)	7,795,000	7,795,000
6.38%, 9/15/2020 (a)(b)	23,260,000	24,510,225
Cinemark USA, Inc. 4.88%, 6/1/2023	8,670,000	8,626,650
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022	10,094,000	10,472,525
6.50%, 11/15/2022 (b)	30,779,000	32,394,897
7.63%, 3/15/2020	30,714,000	32,326,485
CSC Holdings LLC:
5.25%, 6/1/2024 (a)	11,650,000	11,883,000
6.75%, 11/15/2021	15,610,000	17,327,100
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (b)	11,834,000	11,597,320
DISH DBS Corp.:
5.88%, 7/15/2022 (b)	32,747,000	33,279,139
5.88%, 11/15/2024 (b)	31,595,000	31,634,494
6.75%, 6/1/2021	30,901,000	32,909,565
Gannett Co., Inc.:
5.13%, 10/15/2019 (b)	9,367,000	9,811,933
5.13%, 7/15/2020	9,678,000	10,089,315
6.38%, 10/15/2023	10,425,000	11,311,125
Gray Television, Inc. 7.50%, 10/1/2020 (b)	10,750,000	11,314,375
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)(b)	9,000,000	4,500,000
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (b)	23,530,000	23,294,700

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

9.00%, 3/1/2021	$27,550,000	$26,379,125
9.00%, 9/15/2022	17,100,000	16,330,500
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	10,375,000	10,893,750
Lamar Media Corp.:
5.00%, 5/1/2023 (b)	7,854,000	8,030,715
5.38%, 1/15/2024	8,449,000	8,808,083
5.88%, 2/1/2022 (b)	7,747,000	8,153,718
Mcclatchy Co. 9.00%, 12/15/2022 (b)	8,966,000	8,652,190
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	12,843,000	14,191,515
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	10,505,000	11,069,644
Mohegan Tribal Gaming Authority 9.75%, 9/1/2021 (b)	7,190,000	7,621,400
Nexstar Broadcasting, Inc. 6.88%, 11/15/2020	8,003,000	8,443,165
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	12,258,000	12,472,515
5.00%, 4/15/2022 (a)	37,097,000	37,328,856
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	10,364,000	10,856,290
Pinnacle Entertainment, Inc. 6.38%, 8/1/2021	13,212,000	14,004,720
Quebecor Media, Inc. 5.75%, 1/15/2023	13,413,000	13,815,390
Regal Entertainment Group 5.75%, 3/15/2022 (b)	11,817,000	12,082,882
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	9,455,000	9,703,194
5.63%, 8/1/2024 (a)(b)	8,571,000	8,720,993
6.13%, 10/1/2022 (b)	7,770,000	8,140,629
Sirius XM Holdings, Inc. 5.88%, 10/1/2020 (a)	14,967,000	15,603,097
Sirius XM Radio, Inc.:
5.38%, 4/15/2025 (a)(b)	17,162,000	17,247,810
6.00%, 7/15/2024 (a)(b)	14,875,000	15,618,750
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	12,830,000	13,182,825
Time, Inc. 5.75%, 4/15/2022 (a)(b)	11,216,000	10,963,640
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/2025 (a)	8,605,000	8,691,050
5.50%, 1/15/2023 (a)	15,338,000	16,048,149
Unitymedia KabelBW GmbH 6.13%, 1/15/2025 (a)	16,145,000	17,073,337
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	15,450,000	15,681,750
6.75%, 9/15/2022 (a)	19,493,000	20,906,242
8.50%, 5/15/2021 (a)	14,368,000	15,355,800
Videotron, Ltd.:
5.00%, 7/15/2022	12,689,000	13,069,670
5.38%, 6/15/2024 (a)(b)	9,735,000	10,027,050
Visant Corp. 10.00%, 10/1/2017 (b)	12,007,000	10,746,265
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	13,141,000	14,126,575
WMG Acquisition Corp. 6.75%, 4/15/2022 (a)(b)	11,877,000	11,253,458

		944,579,406

METALS & MINING — 4.0%
AK Steel Corp. 7.63%, 5/15/2020 (b)	9,184,000	7,898,240
Alcoa, Inc.:
5.13%, 10/1/2024 (b)	22,550,000	24,135,536
5.40%, 4/15/2021 (b)	22,302,000	24,280,165
6.15%, 8/15/2020	15,931,000	17,975,123
Aleris International, Inc.:
7.63%, 2/15/2018	8,010,000	8,150,175
7.88%, 11/1/2020	7,905,000	8,043,338
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	8,150,000	8,557,500
6.38%, 8/15/2023	8,846,000	9,476,277
ArcelorMittal:
5.25%, 2/25/2017 (d)	22,325,000	23,218,000
6.25%, 3/1/2021 (b)(d)	25,170,000	26,743,125
7.00%, 2/25/2022 (b)(d)	17,375,000	19,025,625
Cliffs Natural Resources, Inc. 7.75%, 3/31/2020 (a)(b)	24,848,000	18,139,040
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)	9,875,000	9,603,437
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a)(b)	17,605,000	16,284,625
7.00%, 2/15/2021 (a)(b)	18,747,000	17,294,107
7.25%, 5/15/2022 (a)(b)	13,260,000	12,232,350
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	13,592,000	13,388,120
6.88%, 4/1/2022 (a)(b)	15,900,000	11,746,125
8.25%, 11/1/2019 (a)(b)	22,336,000	19,208,960
HudBay Minerals, Inc. 9.50%, 10/1/2020	11,744,000	12,213,760
IAMGOLD Corp. 6.75%, 10/1/2020 (a)(b)	9,803,000	8,111,982
JMC Steel Group 8.25%, 3/15/2018 (a)(b)	14,368,000	12,069,120
KGHM International, Ltd. 7.75%, 6/15/2019 (a)(b)	7,695,000	7,925,850
Lundin Mining Corp. 7.50%, 11/1/2020 (a)	7,620,000	7,905,750
Molycorp, Inc. 10.00%, 6/1/2020 (b)	9,155,000	4,691,938
New Gold, Inc. 6.25%, 11/15/2022 (a)(b)	7,715,000	7,637,850
Novelis, Inc.:
8.38%, 12/15/2017 (b)	18,986,000	19,840,370
8.75%, 12/15/2020	22,196,000	23,777,465
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (b)	9,193,000	9,284,930
Schaeffler Finance BV:
4.25%, 5/15/2021 (a)(b)	11,185,000	11,129,075

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

4.75%, 5/15/2021 (a)(b)	$12,669,000	$12,795,690
Steel Dynamics, Inc.:
5.13%, 10/1/2021 (a)(b)	9,540,000	9,599,625
5.50%, 10/1/2024 (a)(b)	8,560,000	8,677,700
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (a)	10,282,000	10,976,035

		462,037,008

MULTILINE RETAIL — 0.4%
Neiman Marcus Group, Ltd.:
8.00%, 10/15/2021 (a)(b)	14,910,000	15,804,600
8.75%, 10/15/2021 (a)	8,458,000	8,965,480
Sears Holdings Corp. 6.63%, 10/15/2018 (b)	21,153,000	19,672,290

		44,442,370

OIL, GAS & CONSUMABLE FUELS — 15.8%
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019 (b)	11,634,000	3,257,520
6.25%, 6/1/2021 (b)	10,115,000	2,554,038
9.75%, 4/15/2018 (b)	7,530,000	3,087,300
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)(b)	10,535,000	8,032,938
7.38%, 11/1/2021 (a)(b)	9,130,000	6,938,800
Antero Resources Corp.:
5.13%, 12/1/2022 (b)	17,759,000	17,048,640
5.38%, 11/1/2021	16,795,000	16,291,150
5.63%, 6/1/2023 (a)(b)	11,122,000	11,010,780
Arch Coal, Inc.:
7.00%, 6/15/2019 (b)	15,305,000	3,596,675
7.25%, 10/1/2020 (b)	7,000,000	2,485,000
7.25%, 6/15/2021 (b)	15,181,000	3,491,630
Atwood Oceanics, Inc. 6.50%, 2/1/2020	10,150,000	9,744,000
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	8,940,000	9,185,850
Bonanza Creek Energy, Inc. 6.75%, 4/15/2021	7,842,000	7,626,345
BreitBurn Energy Partners LP/BreitBurn Finance Corp. 7.88%, 4/15/2022 (b)	12,905,000	9,291,600
California Resources Corp.:
5.00%, 1/15/2020 (a)(b)	15,885,000	14,336,212
5.50%, 9/15/2021 (a)(b)	27,722,000	24,594,958
6.00%, 11/15/2024 (a)(b)	36,325,000	31,875,187
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 4/15/2021 (a)	13,885,000	13,468,450
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/2020 (b)	6,500,000	6,678,750
8.63%, 10/15/2018	11,070,000	11,540,475
Chaparral Energy, Inc. 7.63%, 11/15/2022 (b)	8,760,000	5,869,200
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (b)	21,970,000	20,596,875
5.75%, 3/15/2023 (b)	19,300,000	18,817,500
6.63%, 8/15/2020	20,600,000	21,269,500
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021 (b)	10,042,000	8,008,495
Cimarex Energy Co.:
4.38%, 6/1/2024	13,060,000	12,962,050
5.88%, 5/1/2022	11,242,000	11,972,730
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (b)	9,729,000	9,047,970
Comstock Resources, Inc. 10.00%, 3/15/2020 (a)	10,000,000	9,675,000
Concho Resources, Inc.:
5.50%, 4/1/2023	24,199,000	24,378,073
6.50%, 1/15/2022 (b)	9,334,000	9,777,365
7.00%, 1/15/2021	9,489,000	9,939,727
CONSOL Energy, Inc.:
5.88%, 4/15/2022	29,625,000	26,810,625
8.00%, 4/1/2023 (a)(b)	9,125,000	8,965,313
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/2020	8,953,000	8,997,765
6.13%, 3/1/2022 (b)	9,286,000	9,355,645
6.25%, 4/1/2023 (a)	8,100,000	8,181,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	7,618,000	7,618,000
DCP Midstream LLC:
4.75%, 9/30/2021 (a)	5,000,000	4,639,935
5.85%, 5/21/2043 (a)(d)	9,305,000	6,699,600
DCP Midstream Operating LP:
2.50%, 12/1/2017	8,415,000	7,935,177
3.88%, 3/15/2023	6,000,000	5,401,074
Denbury Resources, Inc.:
4.63%, 7/15/2023	19,090,000	16,369,675
5.50%, 5/1/2022 (b)	19,675,000	17,658,312
Drill Rigs Holdings, Inc.
6.50%, 10/1/2017 (a)(b)	12,200,000	9,760,000
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%, 8/15/2021 (a)	7,845,000	7,570,425
Energy Transfer Equity LP:
5.88%, 1/15/2024	17,845,000	18,826,475
7.50%, 10/15/2020	18,646,000	20,883,520
Energy XXI Gulf Coast, Inc.:
6.88%, 3/15/2024 (a)(b)	10,500,000	3,622,500
9.25%, 12/15/2017 (b)	11,479,000	7,690,930
11.00%, 3/15/2020 (a)	15,000,000	14,268,750
EnQuest PLC
7.00%, 4/15/2022 (a)(b)	10,275,000	7,295,250
EP Energy LLC/EP Energy Finance, Inc.
9.38%, 5/1/2020 (b)	31,365,000	32,854,837
EP Energy LLC/Everest Acquisition Finance, Inc.
6.88%, 5/1/2019 (b)	11,750,000	12,043,750
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 4/15/2019 (b)	8,251,000	7,508,410
EXCO Resources, Inc.:
7.50%, 9/15/2018 (b)	11,930,000	7,068,525
8.50%, 4/15/2022 (b)	7,957,000	4,426,081

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Foresight Energy LLC/Foresight Energy Finance Corp. 7.88%, 8/15/2021 (a)	$9,709,000	$9,684,728
FTS International, Inc. 6.25%, 5/1/2022 (a)	8,130,000	5,975,550
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)	7,930,000	8,088,600
Halcon Resources Corp.:
8.88%, 5/15/2021 (b)	21,229,000	14,754,155
9.75%, 7/15/2020 (b)	17,851,000	12,584,955
Harvest Operations Corp. 6.88%, 10/1/2017	7,500,000	6,825,000
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/1/2024 (a)(b)	7,381,000	6,938,140
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022	7,895,000	7,381,825
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)	17,150,000	14,063,000
Key Energy Services, Inc. 6.75%, 3/1/2021 (b)	10,897,000	7,028,565
Laredo Petroleum, Inc.:
7.38%, 5/1/2022 (b)	7,743,000	7,984,969
9.50%, 2/15/2019 (b)	9,281,000	9,721,847
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.63%, 12/1/2021	3,250,000	2,567,500
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)(b)	13,000,000	9,360,000
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019 (b)	28,050,000	22,159,500
6.50%, 5/15/2019 (b)	17,995,000	15,127,047
8.63%, 4/15/2020 (b)	20,231,000	17,246,927
Magnum Hunter Resources Corp. 9.75%, 5/15/2020 (b)	9,409,000	8,374,010
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023 (b)	15,905,000	15,745,950
4.88%, 12/1/2024 (b)	17,108,000	17,491,219
5.50%, 2/15/2023 (b)	11,740,000	12,062,850
McDermott International, Inc. 8.00%, 5/1/2021 (a)(b)	7,550,000	5,851,250
MEG Energy Corp.:
6.38%, 1/30/2023 (a)(b)	12,758,000	11,737,360
6.50%, 3/15/2021 (a)(b)	11,461,000	10,601,425
7.00%, 3/31/2024 (a)(b)	15,697,000	14,794,422
Memorial Production Partners LP/Memorial Production Finance Corp.:
6.88%, 8/1/2022 (a)	7,100,000	6,283,500
7.63%, 5/1/2021	11,795,000	10,733,450
Memorial Resource Development Corp. 5.88%, 7/1/2022 (a)	9,490,000	8,920,600
Midstates Petroleum Co, Inc./Midstates Petroleum Co. LLC:
9.25%, 6/1/2021 (b)	10,605,000	5,143,425
10.75%, 10/1/2020 (b)	9,365,000	5,057,100
Newfield Exploration Co.:
5.38%, 1/1/2026 (b)	3,146,000	3,177,853
5.63%, 7/1/2024 (b)	15,441,000	16,058,640
5.75%, 1/30/2022	10,263,000	10,699,177
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)(b)	8,675,000	8,588,250
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (b)	9,415,000	6,990,638
Northern Oil and Gas, Inc. 8.00%, 6/1/2020 (b)	8,280,000	7,348,500
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (b)	15,462,000	15,075,450
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	7,875,000	4,567,500
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023 (b)	11,765,000	6,676,638
7.50%, 11/1/2019 (b)	16,955,000	9,664,350
ONEOK, Inc. 4.25%, 2/1/2022 (b)	9,070,000	8,588,310
Pacific Drilling SA 5.38%, 6/1/2020 (a)(b)	11,530,000	9,224,000
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)(b)	7,160,000	6,444,000
Paragon Offshore PLC 7.25%, 8/15/2024 (a)(b)	8,235,000	2,738,138
Parsley Energy LLC/Parsley Finance Corp. 7.50%, 2/15/2022 (a)	8,134,000	8,215,340
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (b)	10,350,000	10,932,187
PDC Energy, Inc. 7.75%, 10/15/2022	6,155,000	6,462,750
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	24,585,000	19,422,150
6.25%, 11/15/2021 (b)	21,030,000	12,933,450
6.50%, 9/15/2020 (b)	9,934,000	6,159,080
10.00%, 3/15/2022 (a)(b)	3,000,000	2,670,000
Penn Virginia Corp. 8.50%, 5/1/2020 (b)	11,759,000	11,053,460
Precision Drilling Corp. 6.63%, 11/15/2020	9,909,000	9,339,233
Puma International Financing SA:
6.75%, 2/1/2021 (a)	3,900,000	3,948,750
6.75%, 2/1/2021 (a)	11,825,000	11,972,812
QEP Resources, Inc.:
5.25%, 5/1/2023	10,410,000	10,201,800
5.38%, 10/1/2022	9,928,000	9,754,260
6.88%, 3/1/2021	9,492,000	10,085,250
Range Resources Corp.:
5.00%, 8/15/2022 (b)	9,738,000	9,689,310
5.00%, 3/15/2023 (b)	10,141,000	10,090,295
6.75%, 8/1/2020	8,009,000	8,309,338
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.00%, 10/1/2022	10,920,000	11,356,800
5.50%, 4/15/2023	10,736,000	11,084,920

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.88%, 3/1/2022	$13,830,000	$15,005,550
Rice Energy, Inc. 6.25%, 5/1/2022 (b)	14,290,000	13,932,750
Rockies Express Pipeline LLC 6.00%, 1/15/2019 (a)	8,370,000	8,882,663
Rosetta Resources, Inc.:
5.63%, 5/1/2021 (b)	8,802,000	8,273,880
5.88%, 6/1/2022 (b)	10,773,000	10,153,552
5.88%, 6/1/2024 (b)	8,025,000	7,463,250
RSP Permian, Inc. 6.63%, 10/1/2022 (a)	8,480,000	8,522,400
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	30,878,000	31,080,560
5.63%, 3/1/2025 (a)	31,594,000	31,238,567
5.75%, 5/15/2024	32,910,000	33,074,550
Samson Investment Co. 9.75%, 2/15/2020	36,275,000	9,794,250
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	17,105,000	15,373,119
7.75%, 6/15/2021 (b)	10,095,000	9,792,150
SandRidge Energy, Inc.:
7.50%, 3/15/2021 (b)	18,175,000	11,268,500
7.50%, 2/15/2023	13,094,000	7,987,340
8.13%, 10/15/2022	12,093,000	7,419,056
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)	10,725,000	10,939,500
Seventy Seven Energy, Inc. 6.50%, 7/15/2022	8,308,000	3,780,140
Seventy Seven Operating LLC 6.63%, 11/15/2019 (b)	10,897,000	8,145,508
SM Energy Co.:
5.00%, 1/15/2024 (b)	7,833,000	7,374,770
6.13%, 11/15/2022 (a)	9,234,000	9,187,830
Stone Energy Corp. 7.50%, 11/15/2022	12,858,000	11,636,490
Sunoco LP/Sunoco Finance Corp. 6.38%, 4/1/2023 (a)	6,459,000	6,652,770
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019 (a)	12,345,000	12,283,275
4.25%, 11/15/2023 (b)	9,825,000	9,456,563
5.00%, 1/15/2018 (a)(b)	18,205,000	18,751,150
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019 (a)(b)	7,822,000	8,056,660
6.13%, 10/15/2021	8,338,000	8,588,140
6.25%, 10/15/2022 (a)	12,500,000	12,937,500
Transocean, Inc.:
5.05%, 12/15/2016	15,000,000	15,150,000
6.38%, 12/15/2021	15,000,000	12,618,750
6.50%, 11/15/2020	10,000,000	8,387,500
Tullow Oil PLC:
6.00%, 11/1/2020 (a)(b)	10,539,000	9,168,930
6.25%, 4/15/2022 (a)(b)	8,335,000	7,209,775
Ultra Petroleum Corp. 6.13%, 10/1/2024 (a)(b)	13,950,000	11,962,125
Unit Corp. 6.63%, 5/15/2021	10,350,000	9,729,000
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020 (b)	8,305,000	7,599,075
Venoco, Inc. 8.88%, 2/15/2019 (b)	7,500,000	3,900,000
W&T Offshore, Inc. 8.50%, 6/15/2019 (b)	13,881,000	8,398,005
Walter Energy, Inc. 9.50%, 10/15/2019 (a)(b)	14,655,000	8,793,000
Whiting Canadian Holding Co. ULC 8.13%, 12/1/2019	12,213,000	12,793,117
Whiting Petroleum Corp.:
5.00%, 3/15/2019 (b)	18,221,000	17,902,132
5.75%, 3/15/2021	18,735,000	18,594,487
WPX Energy, Inc.:
5.25%, 9/15/2024	7,547,000	6,637,587
6.00%, 1/15/2022 (b)	17,595,000	16,363,350

		1,802,973,121

PAPER & FOREST PRODUCTS — 0.2%
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	9,482,000	9,112,202
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75%, 1/15/2019	10,050,000	9,346,500

		18,458,702

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.:
5.35%, 3/15/2020 (b)(d)	7,750,000	7,044,750
5.75%, 3/15/2023 (b)(d)	7,891,000	6,928,298
First Quality Finance Co., Inc.
4.63%, 5/15/2021 (a)	9,583,000	9,031,978
Revlon Consumer Products Corp.
5.75%, 2/15/2021 (b)	9,034,000	9,327,605

		32,332,631

PHARMACEUTICALS — 2.4%
Capsugel SA
7.00%, 5/15/2019 (a)	13,651,000	13,872,829
Catamaran Corp.
4.75%, 3/15/2021	8,116,000	9,018,905
ConvaTec Healthcare E SA
10.50%, 12/15/2018 (a)	16,030,000	16,927,680
Endo Finance Co. 5.75%, 1/15/2022 (a)	13,624,000	13,964,600
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	11,906,000	11,876,235
Endo Finance LLC/Endo, Ltd./Endo Finco, Inc. 6.00%, 2/1/2025 (a)	18,587,000	19,144,610
Grifols Worldwide Operations, Ltd. 5.25%, 4/1/2022 (a)(b)	16,091,000	16,352,479
Hospira, Inc. 5.60%, 9/15/2040	10,969,000	13,596,064
NBTY, Inc. 9.00%, 10/1/2018	11,835,000	12,308,400
Salix Pharmaceuticals, Ltd. 6.00%, 1/15/2021 (a)	11,281,000	12,507,809

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Valeant Pharmaceuticals International, Inc.:
6.38%, 10/15/2020 (a)	$33,368,000	$34,661,010
7.50%, 7/15/2021 (a)	250,000	270,390
VRX Escrow Corp.:
5.88%, 5/15/2023 (a)(b)	47,275,000	48,456,875
6.13%, 4/15/2025 (a)(b)	46,583,000	48,213,405

		271,171,291

REAL ESTATE INVESTMENT TRUSTS — 1.0%
ARC Properties Operating Partnership LP:
2.00%, 2/6/2017	20,700,000	20,068,650
3.00%, 2/6/2019	11,750,000	11,426,840
4.60%, 2/6/2024	7,686,000	7,474,635
DuPont Fabros Technology LP 5.88%, 9/15/2021	9,718,000	10,033,835
Felcor Lodging LP:
5.63%, 3/1/2023	7,748,000	7,999,810
6.75%, 6/1/2019 (b)	8,159,000	8,464,962
Howard Hughes Corp. 6.88%, 10/1/2021 (a)	10,666,000	11,172,635
iStar Financial, Inc.:
4.00%, 11/1/2017	10,906,000	10,769,675
5.00%, 7/1/2019	11,749,000	11,749,000
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	10,490,000	10,516,225
Sabra Health Care LP/Sabra Capital Corp. 5.50%, 2/1/2021 (b)	6,960,000	7,421,100

		117,097,367

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc. 5.00%, 3/15/2023	12,999,000	13,583,955
Realogy Group LLC 7.63%, 1/15/2020 (a)(b)	8,694,000	9,356,918
Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (a)(b)	10,003,000	10,053,015

		32,993,888

ROAD & RAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023	2,500,000	2,571,875
CHC Helicopter SA 9.25%, 10/15/2020 (b)	18,313,200	15,474,654

		18,046,529

SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019	9,735,000	9,442,950
Amkor Technology, Inc. 6.38%, 10/1/2022 (b)	8,480,000	8,734,400
Freescale Semiconductor, Inc.:
5.00%, 5/15/2021 (a)	7,800,000	8,229,000
6.00%, 1/15/2022 (a)	15,053,000	16,388,954
Sensata Technologies BV:
4.88%, 10/15/2023 (a)	7,803,000	8,017,583
5.00%, 10/1/2025 (a)(b)	8,310,000	8,424,262
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)(b)	9,163,000	9,117,185

		68,354,334

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Micron Technology, Inc.:
5.25%, 8/1/2023 (a)	11,637,000	11,840,647
5.50%, 2/1/2025 (a)	19,530,000	19,676,475
5.88%, 2/15/2022 (b)	11,570,000	12,212,251

		43,729,373

SOFTWARE — 1.6%
Activision Blizzard, Inc.:
5.63%, 9/15/2021 (a)	23,220,000	24,729,300
6.13%, 9/15/2023 (a)	12,386,000	13,500,740
Audatex North America, Inc.:
6.00%, 6/15/2021 (a)	28,229,000	29,852,167
6.13%, 11/1/2023 (a)(b)	10,885,000	11,510,888
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)(b)	26,474,000	24,223,710
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)(b)	10,660,000	8,794,500
IMS Health, Inc. 6.00%, 11/1/2020 (a)(b)	7,591,000	7,904,129
Infor Software Parent LLC/Infor Software Parent, Inc. 7.13%, 5/1/2021 (a)(b)	11,869,000	11,753,989
MSCI, Inc.
5.25%, 11/15/2024 (a)	15,205,000	15,718,169
Nuance Communications, Inc.
5.38%, 8/15/2020 (a)	16,189,000	16,350,890
Open Text Corp.
5.63%, 1/15/2023 (a)	12,535,000	13,005,062
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/2019 (a)	8,287,000	8,887,808

		186,231,352

SPECIALTY RETAIL — 3.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	7,641,000	8,042,153
7.00%, 5/20/2022 (b)	15,850,000	16,999,125
Best Buy Co., Inc.:
5.00%, 8/1/2018	7,394,000	7,782,185
5.50%, 3/15/2021 (b)	10,429,000	11,002,595
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)(b)	8,653,000	7,593,008
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)(b)	17,678,000	16,042,785
CST Brands, Inc. 5.00%, 5/1/2023 (b)	8,699,000	8,872,980
Dufry Finance SCA 5.50%, 10/15/2020 (a)	7,725,000	8,057,731
Family Tree Escrow LLC:
5.25%, 3/1/2020 (a)	12,885,000	13,497,037
5.75%, 3/1/2023 (a)	39,075,000	41,126,437
Ferrellgas LP/Ferrellgas Finance Corp. 6.50%, 5/1/2021	7,775,000	7,852,750

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Group 1 Automotive, Inc. 5.00%, 6/1/2022 (a)	$8,630,000	$8,651,575
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	9,535,000	8,319,288
L Brands, Inc.:
5.63%, 2/15/2022 (b)	15,785,000	17,363,500
5.63%, 10/15/2023 (b)	6,500,000	7,215,000
6.63%, 4/1/2021 (b)	15,706,000	17,991,380
Landry’s, Inc. 9.38%, 5/1/2020 (a)	10,072,000	10,802,220
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (a)(b)	9,249,000	9,734,573
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)(b)	7,858,000	8,074,095
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)(b)	7,849,000	7,849,000
Party City Holdings, Inc. 8.88%, 8/1/2020	10,388,000	11,193,070
Penske Automotive Group, Inc. 5.75%, 10/1/2022	8,314,000	8,729,700
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(b)	5,084,000	5,338,200
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	8,695,000	8,934,113
Rite Aid Corp.:
6.13%, 4/1/2023 (a)(e)	10,932,000	11,205,300
6.75%, 6/15/2021 (b)	13,425,000	14,280,844
8.00%, 8/15/2020	8,517,000	9,017,374
9.25%, 3/15/2020 (b)	14,243,000	15,702,907
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	13,854,000	14,737,192
6.88%, 11/15/2019 (b)	12,188,000	12,888,810
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (a)	9,975,000	10,498,687
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024 (b)	7,850,000	8,046,250

		373,441,864

STORAGE/WAREHOUSING — 0.2%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)(b)	16,997,000	16,848,276
10.75%, 10/15/2019 (a)	12,604,000	10,335,280

		27,183,556

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
IHS, Inc. 5.00%, 11/1/2022 (a)(b)	11,658,000	11,709,295
Infor US, Inc.:
6.50%, 5/15/2022 (a)(e)	6,132,000	6,285,300
9.38%, 4/1/2019	15,111,000	16,203,525
11.50%, 7/15/2018	7,625,000	8,235,000
NCR Corp.:
4.63%, 2/15/2021	8,173,000	8,183,216
5.00%, 7/15/2022	9,512,000	9,607,120
6.38%, 12/15/2023 (b)	9,971,000	10,619,115
Project Homestake Merger Corp. 8.88%, 3/1/2023 (a)	7,625,000	7,644,063
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	14,645,000	15,084,350
7.38%, 11/15/2018	10,015,000	10,415,600
7.63%, 11/15/2020	12,493,000	13,211,348
Zebra Technologies Corp. 7.25%, 10/15/2022 (a)	16,930,000	18,242,075

		135,440,007

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Hanesbrands, Inc. 6.38%, 12/15/2020	22,584,000	23,967,270
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	11,890,000	11,815,688
Levi Strauss & Co.:
6.88%, 5/1/2022	7,754,000	8,471,245
7.63%, 5/15/2020	9,963,000	10,361,520
PVH Corp. 4.50%, 12/15/2022 (b)	10,383,000	10,538,745

		65,154,468

THRIFTS & MORTGAGE FINANCE — 0.2%
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)(b)	16,000,000	16,120,000
Globe Luxembourg SCA 9.63%, 5/1/2018 (a)	8,143,000	7,328,700

		23,448,700

TOBACCO — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	10,703,000	9,418,640
Vector Group, Ltd. 7.75%, 2/15/2021	9,786,000	10,409,858

		19,828,498

TRADING COMPANIES & DISTRIBUTORS — 0.6%
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	11,182,000	9,728,340
Stena AB 7.00%, 2/1/2024 (a)(b)	10,125,000	9,821,250
United Rentals North America, Inc.:
5.75%, 11/15/2024 (b)	4,910,000	5,069,575
6.13%, 6/15/2023	13,840,000	14,653,100
7.63%, 4/15/2022	19,845,000	21,710,430
WESCO Distribution, Inc. 5.38%, 12/15/2021 (b)	7,365,000	7,493,888

		68,476,583

TRANSPORTATION INFRASTRUCTURE — 0.5%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	14,340,000	14,447,550
Gulfmark Offshore, Inc. 6.38%, 3/15/2022 (b)	8,045,000	6,295,213
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	10,705,000	10,758,525
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 7.38%, 1/15/2022 (a)	10,193,000	9,504,972

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

PHI, Inc. 5.25%, 3/15/2019 (b)	$7,395,000	$6,692,475
XPO Logistics, Inc. 7.88%, 9/1/2019 (a)	14,635,000	15,494,806

		63,193,541

WIRELESS TELECOMMUNICATION SERVICES — 2.5%
Avaya, Inc.:
7.00%, 4/1/2019 (a)(b)	15,375,000	15,259,688
10.50%, 3/1/2021 (a)(b)	21,597,000	18,357,450
CommScope Holding Co., Inc. PIK 6.63%, 6/1/2020 (a)	8,845,000	9,066,125
Crown Castle International Corp.:
4.88%, 4/15/2022	13,825,000	14,360,719
5.25%, 1/15/2023	25,494,000	26,768,700
Millicom International Cellular SA:
4.75%, 5/22/2020 (a)	5,650,000	5,531,350
6.00%, 3/15/2025 (a)(b)	3,680,000	3,666,200
6.63%, 10/15/2021 (a)(b)	12,292,000	12,983,425
SBA Communications Corp. 4.88%, 7/15/2022 (a)	12,200,000	11,950,644
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	47,894,000	54,958,365
T-Mobile USA, Inc.:
6.25%, 4/1/2021 (b)	28,203,000	29,331,120
6.38%, 3/1/2025	27,625,000	28,506,237
6.63%, 4/1/2023	27,300,000	28,562,625
Telecom Italia SpA 5.30%, 5/30/2024 (a)	23,395,000	24,506,262

		283,808,910

TOTAL CORPORATE BONDS & NOTES —
(Cost $11,478,450,962)		11,170,359,678

	Shares
SHORT TERM INVESTMENTS — 9.9%
MONEY MARKET FUNDS — 9.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	1,046,339,154	1,046,339,154
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (g)(h)	90,169,659	90,169,659

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $1,136,508,813)		1,136,508,813

TOTAL INVESTMENTS — 107.6% (j)
(Cost $12,614,959,775)		12,306,868,491
OTHER ASSETS & LIABILITIES — (7.6)%		(871,680,907)

NET ASSETS — 100.0%		$11,435,187,584

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 39.9% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	Variable rate security — Rate shown is rate in effect at March 31, 2015. Maturity date shown is the final maturity.
(e)	When-issued security
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedule of Investments).
PIK = Payment in Kind
PLC = Public Limited Company
SARL = Societe A Responsabilite Limitee
SCA = Societe en Commandite par Actions (partnership limited by shares)
ULC = Unlimited Liability Corporation

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.4%
AEROSPACE & DEFENSE — 1.3%
Bombardier, Inc.:
4.25%, 1/15/2016 (a)(b)	$9,045,000	$9,277,456
4.75%, 4/15/2019 (b)	7,355,000	7,207,900
5.50%, 9/15/2018 (a)(b)	7,692,000	7,682,385
7.50%, 3/15/2018 (b)	9,527,000	10,128,392
7.75%, 3/15/2020 (a)(b)	8,500,000	8,895,250
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019	7,228,000	6,306,430
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)(b)	6,175,000	6,869,688
Sequa Corp. 7.00%, 12/15/2017 (a)(b)	4,295,500	3,436,400

		59,803,901

AIRLINES — 0.7%
Air Canada 6.75%, 10/1/2019 (b)	5,100,000	5,444,250
American Airlines Group, Inc.:
4.63%, 3/1/2020 (b)	5,611,000	5,495,273
5.50%, 10/1/2019 (a)(b)	9,975,000	10,236,844
Continental Airlines 2012-3 Pass Through Trust, Class C 6.13%, 4/29/2018	5,802,000	6,121,110
US Airways Group, Inc. 6.13%, 6/1/2018 (a)	6,563,000	6,907,557

		34,205,034

AUTO COMPONENTS — 1.0%
Allison Transmission, Inc. 7.13%, 5/15/2019 (b)	5,247,000	5,467,374
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a)(b)	3,750,000	3,726,562
4.13%, 12/15/2018 (b)	8,450,000	8,682,375
4.25%, 11/15/2019 (b)	6,440,000	6,617,100
Schaeffler Holding Finance BV:
6.25%, 11/15/2019 (a)(b)	5,400,000	5,710,500
6.88%, 8/15/2018 (b)	13,292,000	13,873,525
UCI International, Inc. 8.63%, 2/15/2019	4,500,000	4,072,500

		48,149,936

AUTOMOBILES — 1.2%
FCA US LLC/CG Co-Issuer, Inc. 8.00%, 6/15/2019	36,373,000	38,146,184
General Motors Co. 3.50%, 10/2/2018	16,067,000	16,461,605

		54,607,789

BANKS — 3.0%
CIT Group, Inc.:
3.88%, 2/19/2019	11,065,000	10,954,350
4.25%, 8/15/2017	17,648,000	17,868,600
5.00%, 5/15/2017	14,025,000	14,423,871
5.25%, 3/15/2018	19,450,000	20,130,750
5.50%, 2/15/2019 (b)	20,600,000	21,424,000
6.63%, 4/1/2018 (b)	8,996,000	9,648,210
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	7,220,000	7,395,547
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018	10,075,000	10,570,055
Royal Bank of Scotland NV 4.65%, 6/4/2018	350,000	368,645
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.63%, 12/1/2018 (b)	4,820,000	4,868,200
Synovus Financial Corp. 5.13%, 6/15/2017	5,513,000	5,612,785
UniCredit Bank Austria AG 7.25%, 2/15/2017 (a)(b)	5,150,000	5,500,901
UniCredit Luxembourg Finance SA 6.00%, 10/31/2017 (b)	10,250,000	10,957,004

		139,722,918

BEVERAGES — 0.9%
Constellation Brands, Inc.:
3.88%, 11/15/2019 (a)	5,230,000	5,386,900
7.25%, 9/1/2016	10,336,000	11,098,280
7.25%, 5/15/2017 (a)	9,210,000	10,165,537
Cott Beverages, Inc. 6.75%, 1/1/2020 (b)	7,480,000	7,741,800
Innovation Ventures LLC/Innovation Ventures Finance Corp. 9.50%, 8/15/2019 (b)	5,600,000	5,656,000

		40,048,517

BIOTECHNOLOGY — 0.1%
STHI Holding Corp. 8.00%, 3/15/2018 (b)	5,677,000	5,889,888

BUILDING PRODUCTS — 1.6%
Associated Materials LLC
9.13%, 11/1/2017 (a)	10,256,000	8,922,720
Calcipar SA
6.88%, 5/1/2018 (a)(b)(c)	4,115,000	4,166,438
Euramax International, Inc.
9.50%, 4/1/2016 (a)	3,573,000	3,358,620
Hanson PLC
6.13%, 8/15/2016	9,160,000	9,640,900
Lafarge SA:
6.20%, 7/9/2015 (b)	4,451,000	4,489,946
6.50%, 7/15/2016	9,891,000	10,459,732
Masco Corp.:
4.80%, 6/15/2015	4,721,000	4,759,094
6.13%, 10/3/2016 (a)	12,696,000	13,528,858
USG Corp.:
6.30%, 11/15/2016	5,248,000	5,497,280
9.75%, 1/15/2018	7,045,000	8,154,587

		72,978,175

CAPITAL MARKETS — 0.1%
American Capital, Ltd. 6.50%, 9/15/2018 (b)	3,521,000	3,670,643

CHEMICALS — 1.9%
Ashland, Inc.:
3.00%, 3/15/2016	9,015,000	9,105,150
3.88%, 4/15/2018 (a)	8,637,000	8,852,925
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	15,870,000	14,005,275
Ineos Finance PLC 8.38%, 2/15/2019 (a)(b)	13,500,000	14,353,200
Ineos Group Holdings SA:
5.88%, 2/15/2019 (a)(b)	7,945,000	7,855,619

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

6.13%, 8/15/2018 (a)(b)	$8,093,000	$8,133,465
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75%, 3/1/2019	4,100,000	4,202,500
Perstorp Holding AB:
8.75%, 5/15/2017 (a)(b)	5,350,000	5,537,250
11.00%, 8/15/2017 (a)(b)	5,005,000	5,192,687
PQ Corp. 8.75%, 5/1/2018 (b)	6,550,000	6,795,625
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/1/2018 (b)	4,925,000	4,678,750

		88,712,446

COMMERCIAL SERVICES & SUPPLIES — 3.5%
ADT Corp.:
2.25%, 7/15/2017 (a)	9,855,000	9,781,087
4.13%, 4/15/2019 (a)	6,524,000	6,646,325
Ahern Rentals, Inc. 9.50%, 6/15/2018 (a)(b)	6,498,000	6,879,758
APX Group, Inc. 6.38%, 12/1/2019	10,650,000	10,596,750
Aramark Services, Inc. 5.75%, 3/15/2020	2,054,000	2,146,430
Casella Waste Systems, Inc. 7.75%, 2/15/2019	5,125,000	5,125,000
Cenveo Corp. 6.00%, 8/1/2019 (b)	6,800,000	6,375,000
DynCorp International, Inc. 10.38%, 7/1/2017	5,763,000	5,042,625
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)(b)	7,225,000	7,062,438
Hertz Corp.:
6.75%, 4/15/2019	16,435,000	16,969,137
7.50%, 10/15/2018	11,496,000	11,941,470
Igloo Holdings Corp. 8.25%, 12/15/2017 (b)	5,000,000	5,025,000
Interactive Data Corp. 5.88%, 4/15/2019 (b)	5,315,000	5,361,506
Iron Mountain, Inc. 7.75%, 10/1/2019	4,765,000	5,068,769
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (b)	13,547,000	13,851,807
Laureate Education, Inc. 9.50%, 9/1/2019 (a)(b)	17,415,000	16,457,175
Nuverra Environmental Solutions, Inc. 9.88%, 4/15/2018 (a)	4,850,000	3,285,875
Production Resource Group, Inc. 8.88%, 5/1/2019	4,300,000	3,053,000
Safway Group Holding LLC/Safway Finance Corp. 7.00%, 5/15/2018 (a)(b)	8,143,000	8,061,570
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/2018 (a)(b)	5,050,000	4,898,500
Tervita Corp. 8.00%, 11/15/2018 (b)	7,915,000	7,024,563

		160,653,785

CONSTRUCTION & ENGINEERING — 0.3%
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (b)	3,795,000	3,728,588
Modular Space Corp. 10.25%, 1/31/2019 (a)(b)	4,277,000	3,400,215
SBA Communications Corp. 5.63%, 10/1/2019 (a)	7,315,000	7,713,667

		14,842,470

CONSTRUCTION MATERIALS — 0.1%
Headwaters, Inc. 7.63%, 4/1/2019	4,600,000	4,791,820

CONSUMER FINANCE — 0.1%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (a)(b)	3,682,000	2,057,318
Community Choice Financial, Inc. 10.75%, 5/1/2019 (a)	5,040,000	2,683,800

		4,741,118

CONTAINERS & PACKAGING — 0.9%
Ardagh Finance Holdings SA 8.63%, 6/15/2019 (a)(b)	9,980,604	10,398,592
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 6.25%, 1/31/2019 (a)(b)	4,674,000	4,697,370
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/2016 (a)(b)	6,416,000	6,440,060
6.00%, 6/15/2017 (a)(b)	6,146,000	6,161,365
Coveris Holdings SA 7.88%, 11/1/2019 (b)	3,634,000	3,715,765
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016 (a)	7,850,000	8,305,300

		39,718,452

DISTRIBUTORS — 0.2%
VWR Funding, Inc. 7.25%, 9/15/2017 (c)	8,752,000	9,134,900

DIVERSIFIED CONSUMER SERVICES — 0.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
7.13%, 4/15/2019	6,450,000	6,683,813
7.88%, 8/15/2019	7,150,000	7,552,187
8.50%, 5/15/2018	4,235,000	4,346,169
9.00%, 4/15/2019 (a)	6,300,000	6,599,250
9.88%, 8/15/2019 (a)	12,336,000	13,199,520

		38,380,939

DIVERSIFIED FINANCIAL SERVICES — 12.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
2.75%, 5/15/2017 (a)(b)	5,487,000	5,432,130
3.75%, 5/15/2019 (b)	11,275,000	11,327,880
Affinion Investments LLC 13.50%, 8/15/2018	4,162,000	2,538,820

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Aircastle, Ltd.:
4.63%, 12/15/2018	$4,950,000	$5,148,000
6.25%, 12/1/2019	6,204,000	6,820,554
6.75%, 4/15/2017 (a)	6,749,000	7,272,047
Ally Financial, Inc.:
2.75%, 1/30/2017	10,085,000	10,047,786
3.13%, 1/15/2016 (a)	3,000,000	3,011,250
3.25%, 2/13/2018	5,000,000	4,950,000
3.50%, 7/18/2016	8,500,000	8,606,250
3.50%, 1/27/2019	6,720,000	6,636,000
3.75%, 11/18/2019	9,100,000	8,997,625
4.13%, 3/30/2020 (a)	11,000,000	10,931,250
4.63%, 6/26/2015	11,520,000	11,577,600
4.75%, 9/10/2018	6,146,000	6,322,698
5.50%, 2/15/2017	12,160,000	12,646,400
6.25%, 12/1/2017	12,255,000	13,051,575
8.00%, 12/31/2018 (a)	4,449,000	5,027,370
8.00%, 3/15/2020	1,000,000	1,192,500
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017 (a)	12,446,000	12,197,080
CNH Capital LLC 3.25%, 2/1/2017	7,125,000	7,089,375
CNH Industrial Capital LLC:
3.38%, 7/15/2019 (b)	6,750,000	6,547,500
3.63%, 4/15/2018 (a)	7,225,000	7,243,062
3.88%, 11/1/2015	8,244,000	8,305,830
6.25%, 11/1/2016	6,400,000	6,736,000
General Motors Financial Co., Inc.:
2.63%, 7/10/2017	8,151,000	8,232,632
2.75%, 5/15/2016	11,543,000	11,671,820
3.00%, 9/25/2017 (a)	8,050,000	8,200,937
3.15%, 1/15/2020	12,350,000	12,496,916
3.25%, 5/15/2018	8,083,000	8,234,556
3.50%, 7/10/2019 (a)	11,175,000	11,472,959
4.75%, 8/15/2017	11,000,000	11,585,200
6.75%, 6/1/2018	5,225,000	5,878,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017 (a)	14,350,000	14,457,625
4.88%, 3/15/2019	16,925,000	17,242,344
International Lease Finance Corp.:
3.88%, 4/15/2018	6,886,000	6,989,290
4.88%, 4/1/2015	6,050,000	6,050,000
5.75%, 5/15/2016	8,635,000	8,976,082
5.88%, 4/1/2019 (a)	7,271,000	7,889,035
6.25%, 5/15/2019	11,955,000	13,060,837
8.63%, 9/15/2015	10,025,000	10,313,219
8.75%, 3/15/2017	14,555,000	16,083,275
8.88%, 9/1/2017	5,175,000	5,847,750
KCG Holdings, Inc. 6.88%, 3/15/2020 (b)	5,500,000	5,365,250
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	6,430,000	6,462,150
9.63%, 5/1/2019 (a)	2,390,000	2,551,325
Navient Corp.:
3.88%, 9/10/2015 (a)	7,475,000	7,528,596
4.63%, 9/25/2017 (a)	3,960,000	4,019,400
4.88%, 6/17/2019 (a)	7,950,000	7,930,125
5.00%, 4/15/2015	4,637,000	4,637,000
5.50%, 1/15/2019	11,245,000	11,469,900
6.00%, 1/25/2017	9,203,000	9,680,406
6.25%, 1/25/2016	13,148,000	13,542,440
8.00%, 3/25/2020	7,736,000	8,587,734
8.45%, 6/15/2018	24,239,000	26,905,290
OneMain Financial Holdings, Inc. 6.75%, 12/15/2019 (b)	9,090,000	9,385,425
Outerwall, Inc. 6.00%, 3/15/2019	5,575,000	5,407,750
ROC Finance LLC/ ROC Finance 1 Corp. 12.13%, 9/1/2018 (a)(b)	5,310,000	5,562,225
Springleaf Finance Corp.:
5.25%, 12/15/2019 (a)	9,585,000	9,477,169
5.40%, 12/1/2015	9,989,000	10,164,806
5.75%, 9/15/2016	4,450,000	4,616,875
6.90%, 12/15/2017	23,983,000	25,541,895
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)(b)	8,006,000	5,684,260
TransUnion:
8.13%, 6/15/2018 (a)	5,175,000	5,310,844
9.63%, 6/15/2018	6,802,000	6,870,020

		571,040,069

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.3%
Alcatel-Lucent USA, Inc.:
4.63%, 7/1/2017 (b)	9,800,000	10,020,500
8.88%, 1/1/2020 (a)(b)	5,700,000	6,213,000
Altice Financing SA 7.88%, 12/15/2019 (a)(b)	7,500,000	7,950,000
Avanti Communications Group PLC 10.00%, 10/1/2019 (b)(c)	6,100,000	5,886,500
Brightstar Corp. 9.50%, 12/1/2016 (a)(b)	4,400,000	4,609,000
CenturyLink, Inc.:
5.15%, 6/15/2017 (a)	3,250,000	3,404,375
6.00%, 4/1/2017 (a)	6,350,000	6,762,750
Frontier Communications Corp.:
7.13%, 3/15/2019 (a)	6,130,000	6,666,375
8.13%, 10/1/2018 (a)	6,577,000	7,374,461
8.25%, 4/15/2017 (a)	7,555,000	8,319,944
GCI, Inc. 8.63%, 11/15/2019	1,000,000	1,046,250
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	12,230,000	13,269,550
Intelsat Jackson Holdings SA 7.25%, 4/1/2019 (a)	19,817,000	20,540,320
Intelsat Luxembourg SA 6.75%, 6/1/2018	5,700,000	5,586,000
Level 3 Financing, Inc.:
8.13%, 7/1/2019	14,785,000	15,542,731
9.38%, 4/1/2019	6,945,000	7,270,582
Numericable-SFR SAS 4.88%, 5/15/2019 (a)(b)	30,600,000	30,447,000
PAETEC Holding Corp. 9.88%, 12/1/2018	4,100,000	4,325,500
Sable International Finance, Ltd. 8.75%, 2/1/2020 (b)	200,000	215,000
Sprint Capital Corp. 6.90%, 5/1/2019	15,048,000	15,555,870
Sprint Communications, Inc.:
7.00%, 3/1/2020 (a)(b)	3,200,000	3,528,000

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

9.13%, 3/1/2017	$9,040,000	$9,876,200
Syniverse Holdings, Inc. 9.13%, 1/15/2019	6,043,000	5,952,355
T-Mobile USA, Inc. 5.25%, 9/1/2018	5,834,000	6,023,605
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (b)	10,733,000	10,942,294
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (b)	5,475,000	5,289,901
Windstream Corp.:
7.88%, 11/1/2017 (a)	14,042,000	15,218,018
8.13%, 9/1/2018 (a)	4,761,000	4,981,196

		242,817,277

ELECTRIC UTILITIES — 2.5%
AES Corp. 8.00%, 10/15/2017	7,696,000	8,898,500
ContourGlobal Power Holdings SA 7.13%, 6/1/2019 (a)(b)	4,500,000	4,590,000
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 6.75%, 11/1/2019 (b)	25,940,000	26,847,900
EDP Finance BV 6.00%, 2/2/2018 (a)(b)	5,754,000	6,257,590
FirstEnergy Corp. 2.75%, 3/15/2018	9,444,000	9,671,515
GenOn Energy, Inc. 9.50%, 10/15/2018 (a)	8,379,000	8,546,580
Ipalco Enterprises, Inc.:
5.00%, 5/1/2018	4,000,000	4,240,000
7.25%, 4/1/2016 (b)	3,685,000	3,850,825
NRG Energy, Inc. 7.63%, 1/15/2018	13,599,000	14,975,899
PPL Energy Supply LLC 6.50%, 5/1/2018 (a)	4,219,000	4,492,071
RJS Power Holdings LLC 5.13%, 7/15/2019 (a)(b)	13,825,000	13,617,625
RRI Energy, Inc. 7.88%, 6/15/2017	8,828,000	8,783,860

		114,772,365

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Anixter, Inc. 5.63%, 5/1/2019	4,225,000	4,541,875
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	7,023,050	7,321,530
Flextronics International, Ltd. 4.63%, 2/15/2020 (a)	4,158,000	4,360,703
Kemet Corp. 10.50%, 5/1/2018 (a)	4,399,000	4,497,977
NXP BV/NXP Funding LLC:
3.50%, 9/15/2016 (a)(b)	6,930,000	7,016,625
3.75%, 6/1/2018 (b)	10,463,000	10,672,260
Rexel SA 6.13%, 12/15/2019 (a)(b)	5,650,000	5,918,375
Sanmina Corp. 4.38%, 6/1/2019 (a)(b)	5,485,000	5,457,575
Viasystems, Inc. 7.88%, 5/1/2019 (a)(b)(c)	9,275,000	9,761,937
WireCo WorldGroup, Inc. 9.50%, 5/15/2017	5,200,000	4,667,000

		64,215,857

ENGINEERING & CONSTRUCTION — 0.5%
Abengoa Finance SAU:
7.75%, 2/1/2020 (a)(b)	5,400,000	5,184,000
8.88%, 11/1/2017 (a)(b)	7,840,000	7,996,800
Aguila 3 SA 7.88%, 1/31/2018 (a)(b)	11,046,000	11,046,000

		24,226,800

FOOD PRODUCTS — 1.6%
BI-LO LLC/BI-LO Finance Corp.:
8.63%, 9/15/2018 (a)(b)	6,100,000	5,398,500
9.25%, 2/15/2019 (b)	4,870,000	4,906,525
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (b)	5,841,000	6,133,050
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.88%, 2/1/2020 (b)	1,200,000	1,263,000
HRG Group, Inc. 7.88%, 7/15/2019	8,150,000	8,577,875
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (b)	6,700,000	7,118,750
Smithfield Foods, Inc. 7.75%, 7/1/2017 (a)	5,915,000	6,580,437
Sun Merger Sub, Inc. 5.25%, 8/1/2018 (a)(b)	6,130,000	6,267,925
Tesco PLC:
2.70%, 1/5/2017 (a)(b)	800,000	805,601
5.50%, 11/15/2017 (b)	10,500,000	11,277,777
US Foods, Inc. 8.50%, 6/30/2019	16,452,000	17,274,600

		75,604,040

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Alere, Inc.:
7.25%, 7/1/2018	4,741,000	5,031,386
8.63%, 10/1/2018	6,885,000	7,160,400
ConvaTec Finance International SA 8.25%, 1/15/2019 (b)	11,700,000	11,846,250
DJO Finance LLC/DJO Finance Corp. 9.88%, 4/15/2018 (c)	5,070,000	5,272,800
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (b)	5,475,000	5,584,500
Immucor, Inc. 11.13%, 8/15/2019 (c)	4,450,000	4,778,188
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	20,613,000	22,313,572
12.50%, 11/1/2019 (a)	7,620,000	8,324,850

		70,311,946

HEALTH CARE PROVIDERS & SERVICES — 5.7%
21st Century Oncology, Inc.:
8.88%, 1/15/2017 (a)	3,958,000	4,061,898
9.88%, 4/15/2017 (a)	4,600,000	4,594,250
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75%, 2/15/2019	1,154,000	1,203,045

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Capella Healthcare, Inc. 9.25%, 7/1/2017	$7,456,000	$7,721,620
Centene Corp. 5.75%, 6/1/2017	4,747,000	5,031,820
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	21,243,000	21,906,844
8.00%, 11/15/2019	25,970,000	27,593,125
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (b)	10,478,000	11,373,869
Fresenius Medical Care US Finance, Inc.:
6.50%, 9/15/2018 (a)(b)	6,285,000	7,007,775
6.88%, 7/15/2017 (c)	4,680,000	5,136,300
HCA, Inc.:
3.75%, 3/15/2019	19,305,000	19,564,459
4.25%, 10/15/2019 (a)	9,100,000	9,350,250
6.50%, 2/15/2016	12,125,000	12,565,744
6.50%, 2/15/2020	36,524,000	41,126,024
8.00%, 10/1/2018	5,913,000	6,851,689
Health Net, Inc. 6.38%, 6/1/2017	4,209,000	4,493,107
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	11,791,000	12,262,640
Kindred Healthcare, Inc. 8.00%, 1/15/2020 (b)	9,680,000	10,387,850
MedImpact Holdings, Inc. 10.50%, 2/1/2018 (b)	5,750,000	6,051,875
Prospect Medical Holdings, Inc. 8.38%, 5/1/2019 (a)(b)	5,000,000	5,312,500
Tenet Healthcare Corp.:
5.00%, 3/1/2019 (a)(b)	12,990,000	12,892,575
5.50%, 3/1/2019 (b)	6,715,000	6,765,362
6.25%, 11/1/2018 (a)	13,680,000	14,825,700
Universal Health Services, Inc. 7.13%, 6/30/2016 (a)	3,840,000	4,080,000

		262,160,321

HOTELS, RESTAURANTS & LEISURE — 2.9%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (b)	3,715,000	3,910,038
Boyd Gaming Corp. 9.13%, 12/1/2018	7,596,000	7,937,820
Carlson Travel Holdings, Inc. 7.50%, 8/15/2019 (b)(c)	5,000,000	5,062,500
Carlson Wagonlit BV 6.88%, 6/15/2019 (b)	1,000,000	1,047,500
Cleopatra Finance, Ltd. 5.63%, 2/15/2020 (a)(b)	8,131,000	7,943,987
GLP Capital LP/GLP Financing II, Inc. 4.38%, 11/1/2018	6,730,000	6,915,075
Greektown Holdings LLC/Greektown Mothership Corp. 8.88%, 3/15/2019 (a)(b)	5,460,000	5,760,300
International Game Technology 7.50%, 6/15/2019	6,950,000	7,414,649
Marina District Finance Co., Inc. 9.88%, 8/15/2018 (a)	4,834,000	5,063,615
MGM Mirage, Inc.:
6.63%, 7/15/2015	10,268,000	10,370,680
7.63%, 1/15/2017 (a)	9,873,000	10,576,451
MGM Resorts International:
5.25%, 3/31/2020	500,000	507,450
7.50%, 6/1/2016	9,540,000	10,023,678
8.63%, 2/1/2019	10,989,000	12,527,460
10.00%, 11/1/2016	7,060,000	7,818,950
11.38%, 3/1/2018 (a)	6,131,000	7,403,183
MTR Gaming Group, Inc. 11.50%, 8/1/2019 (a)	6,680,475	7,231,614
NCL Corp., Ltd. 5.25%, 11/15/2019 (b)	9,180,000	9,409,500
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016 (a)	4,378,000	4,651,625

		131,576,075

HOUSEHOLD DURABLES — 2.3%
Centex LLC 6.50%, 5/1/2016 (c)	6,390,000	6,693,525
DR Horton, Inc.:
3.63%, 2/15/2018	6,868,000	7,005,360
3.75%, 3/1/2019	6,477,000	6,557,962
4.00%, 2/15/2020 (a)	5,573,000	5,651,022
4.75%, 5/15/2017	3,991,000	4,170,595
6.50%, 4/15/2016 (c)	5,032,000	5,271,020
Jarden Corp. 7.50%, 5/1/2017	8,666,000	9,554,265
KB Home:
4.75%, 5/15/2019	4,570,000	4,467,175
8.00%, 3/15/2020	500,000	540,000
Lennar Corp.:
4.50%, 6/15/2019	6,400,000	6,608,000
4.50%, 11/15/2019 (a)	6,940,000	7,130,850
4.75%, 12/15/2017 (a)	4,498,000	4,677,920
Series B 5.60%, 5/31/2015	3,180,000	3,187,950
12.25%, 6/1/2017	6,901,000	8,263,947
Standard Pacific Corp. 8.38%, 5/15/2018 (a)	6,950,000	7,940,375
Toll Brothers Finance Corp.:
4.00%, 12/31/2018 (a)	5,218,000	5,361,495
8.91%, 10/15/2017	4,025,000	4,648,875
Weyerhaeuser Real Estate Co. 4.38%, 6/15/2019 (b)	6,250,000	6,101,563

		103,831,899

HOUSEHOLD PRODUCTS — 0.2%
American Achievement Corp. 10.88%, 4/15/2016 (a)(b)	4,600,000	4,508,000
Central Garden and Pet Co. 8.25%, 3/1/2018	3,627,000	3,710,893

		8,218,893

INDUSTRIAL CONGLOMERATES — 0.6%
LSB Industries, Inc. 7.75%, 8/1/2019 (a)	4,900,000	5,108,250
Polymer Group, Inc. 7.75%, 2/1/2019 (c)	6,897,000	7,155,638

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (a)	$13,524,000	$14,267,820

		26,531,708

INSURANCE — 0.3%
Genworth Financial, Inc. 6.52%, 5/22/2018	7,085,000	7,351,396
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.13%, 7/15/2019 (a)(b)	4,660,000	4,625,050

		11,976,446

INTERNET SOFTWARE & SERVICES — 0.4%
Ancestry.com Holdings, Inc. 9.63%, 10/15/2018 (b)	4,505,000	4,538,788
IAC/InterActiveCorp. 4.88%, 11/30/2018	5,368,000	5,529,040
Pacnet, Ltd. 9.00%, 12/12/2018 (b)	4,421,000	4,951,520
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020	5,000,000	5,287,500

		20,306,848

IT SERVICES — 0.6%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (b)	5,143,000	5,323,005
First Data Corp. 7.38%, 6/15/2019 (b)	20,259,000	21,170,655

		26,493,660

LEISURE PRODUCTS — 0.4%
Gibson Brands, Inc. 8.88%, 8/1/2018 (b)	4,682,000	4,687,853
Sabre Holdings Corp. 8.35%, 3/15/2016 (a)	4,949,000	5,233,567
Sabre, Inc. 8.50%, 5/15/2019 (b)	8,325,000	8,894,846

		18,816,266

MACHINERY — 1.0%
BlueLine Rental Finance Corp. 7.00%, 2/1/2019 (b)	10,428,000	10,740,840
Case New Holland, Inc. 7.88%, 12/1/2017	18,629,000	20,637,206
Harsco Corp. 5.75%, 5/15/2018 (c)	6,776,000	7,131,740
SPX Corp. 6.88%, 9/1/2017 (a)	7,226,000	7,858,275

		46,368,061

MEDIA — 5.7%
Affinion Group, Inc. 7.88%, 12/15/2018 (a)	5,750,000	3,593,750
Cablevision Systems Corp.:
7.75%, 4/15/2018	10,214,000	11,337,540
8.63%, 9/15/2017	11,802,000	13,277,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/2019 (a)	18,480,000	19,219,200
7.25%, 10/30/2017 (a)	10,300,000	10,737,750
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/2020	9,700,000	10,209,250
CSC Holdings LLC:
7.63%, 7/15/2018 (a)	4,954,000	5,585,635
8.63%, 2/15/2019	6,981,000	8,080,647
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019 (a)	8,210,000	8,045,800
DISH DBS Corp.:
4.25%, 4/1/2018	15,980,000	16,059,900
4.63%, 7/15/2017 (a)	11,804,000	12,113,855
7.13%, 2/1/2016	19,540,000	20,297,175
7.75%, 5/31/2015	7,855,000	7,913,912
7.88%, 9/1/2019	17,740,000	19,824,450
Gannett Co., Inc. 5.13%, 10/15/2019	7,125,000	7,463,438
Graton Economic Development Authority 9.63%, 9/1/2019 (b)	5,250,000	5,748,750
iHeartCommunications, Inc.:
9.00%, 12/15/2019 (a)	23,300,000	23,067,000
10.00%, 1/15/2018 (a)	9,895,000	8,410,750
inVentiv Health, Inc. 9.00%, 1/15/2018 (b)	8,550,000	8,977,500
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.50%, 8/1/2019 (a)(b)	4,970,000	4,994,850
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (b)	7,425,000	7,536,375
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	6,500,000	6,678,750
Townsquare Radio LLC/Townsquare Radio, Inc. 9.00%, 4/1/2019 (b)	6,045,000	6,443,124
Visant Corp. 10.00%, 10/1/2017	9,600,000	8,592,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	10,126,000	10,885,450

		265,094,101

METALS & MINING — 6.3%
AK Steel Corp. 8.75%, 12/1/2018	5,647,000	6,014,055
Alcoa, Inc.:
5.55%, 2/1/2017 (a)	9,710,000	10,340,752
5.72%, 2/23/2019 (a)	8,850,000	9,700,016
6.75%, 7/15/2018 (a)	10,724,000	12,078,248
Aleris International, Inc. 7.63%, 2/15/2018 (a)	5,058,000	5,146,515
Allegheny Technologies, Inc. 9.38%, 6/1/2019	5,250,000	6,286,875
ArcelorMittal:
4.25%, 8/5/2015 (a)	11,359,000	11,444,192
4.25%, 3/1/2016 (a)	6,935,000	7,074,393
5.00%, 2/25/2017 (a)	17,028,000	17,709,120
6.13%, 6/1/2018 (a)	18,266,000	19,626,817
10.35%, 6/1/2019 (a)	19,351,000	23,668,692
Barminco Finance Pty, Ltd. 9.00%, 6/1/2018 (a)(b)	4,850,000	4,698,438

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Cliffs Natural Resources, Inc. 4.20%, 1/15/2018	$6,200,000	$4,805,000
Commercial Metals Co.:
6.50%, 7/15/2017	4,399,000	4,662,940
7.35%, 8/15/2018 (a)	5,567,000	5,998,443
Essar Steel Algoma, Inc. 9.50%, 11/15/2019 (a)(b)	4,600,000	3,990,500
Evraz, Inc. NA Canada 7.50%, 11/15/2019 (b)	1,900,000	1,838,250
First Quantum Minerals, Ltd.:
6.75%, 2/15/2020 (a)(b)	14,100,000	13,042,500
7.25%, 10/15/2019 (b)	4,150,000	3,880,250
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	13,173,000	12,975,405
6.88%, 2/1/2018 (a)(b)	4,886,667	4,788,933
8.25%, 11/1/2019 (a)(b)	18,300,000	15,738,000
Global Brass & Copper, Inc. 9.50%, 6/1/2019	4,195,000	4,509,625
JMC Steel Group 8.25%, 3/15/2018 (a)(b)	10,640,000	8,937,600
KGHM International, Ltd. 7.75%, 6/15/2019 (b)	5,644,000	5,813,320
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/2018 (a)(b)	4,955,000	2,539,438
Novelis, Inc. 8.38%, 12/15/2017	14,445,000	15,095,025
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (a)	7,334,000	7,407,340
Schaeffler Finance BV 7.75%, 2/15/2017 (b)	8,445,000	9,458,400
Steel Dynamics, Inc. 6.13%, 8/15/2019 (a)	4,650,000	4,952,250
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017 (a)	4,935,000	5,083,050
United States Steel Corp.:
6.05%, 6/1/2017	6,641,000	6,923,242
7.00%, 2/1/2018 (a)	6,015,000	6,285,675
Wise Metals Group LLC/Wise Alloys Finance Corp. 8.75%, 12/15/2018 (b)	8,794,000	9,387,595

		291,900,894

MULTILINE RETAIL — 0.4%
JC Penney Corp., Inc. 8.13%, 10/1/2019 (a)	4,235,000	4,150,300
Sears Holdings Corp. 6.63%, 10/15/2018 (a)	15,000,000	13,950,000

		18,100,300

OIL, GAS & CONSUMABLE FUELS — 11.4%
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019 (a)	4,275,000	1,197,000
9.75%, 4/15/2018 (a)	8,335,000	3,417,350
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 9.63%, 10/15/2018	5,090,000	3,868,400
Arch Coal, Inc.:
7.00%, 6/15/2019	15,450,000	3,630,750
8.00%, 1/15/2019 (a)(b)	6,877,000	3,288,066
Atwood Oceanics, Inc. 6.50%, 2/1/2020	8,000,000	7,680,000
Basic Energy Services, Inc. 7.75%, 2/15/2019 (a)	5,105,000	3,930,850
Bill Barrett Corp. 7.63%, 10/1/2019	5,099,000	4,793,060
California Resources Corp. 5.00%, 1/15/2020 (a)(b)	12,575,000	11,348,937
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	7,645,000	7,969,912
Chesapeake Energy Corp.:
3.25%, 3/15/2016 (a)	6,830,000	6,821,462
6.50%, 8/15/2017 (a)(c)	8,511,000	8,957,827
7.25%, 12/15/2018 (a)	8,261,000	8,921,880
Clayton Williams Energy, Inc. 7.75%, 4/1/2019 (a)	7,300,000	6,789,000
Comstock Resources, Inc.:
7.75%, 4/1/2019 (a)	4,805,000	2,018,100
10.00%, 3/15/2020 (a)(b)	4,200,000	4,063,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 7.75%, 4/1/2019 (a)	4,300,000	4,468,130
DCP Midstream LLC 5.35%, 3/15/2020 (a)(b)	5,240,000	5,115,010
DCP Midstream Operating LP 2.50%, 12/1/2017	6,300,000	5,940,774
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)(b)	8,703,000	6,962,400
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/2017 (a)	8,455,000	5,664,850
11.00%, 3/15/2020 (b)	11,000,000	10,463,750
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019 (a)	9,440,000	9,676,000
EPL Oil & Gas, Inc. 8.25%, 2/15/2018 (a)	6,190,000	4,580,600
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019 (a)	6,500,000	5,915,000
EXCO Resources, Inc. 7.50%, 9/15/2018 (a)	9,200,000	5,451,000
Exterran Holdings, Inc. 7.25%, 12/1/2018 (a)	4,450,000	4,494,500
Genesis Energy LP/Genesis Energy Finance Corp. 7.88%, 12/15/2018	3,958,000	4,056,950
Harvest Operations Corp. 6.88%, 10/1/2017	6,155,000	5,601,050
Laredo Petroleum, Inc. 9.50%, 2/15/2019	7,725,000	8,091,937
Lightstream Resources, Ltd. 8.63%, 2/1/2020 (a)(b)	12,450,000	8,964,000
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019 (a)	21,850,000	17,261,500
6.50%, 5/15/2019 (a)	15,200,000	12,777,500
Newfield Exploration Co. 6.88%, 2/1/2020 (a)	9,038,000	9,356,138

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

NGL Energy Partners LP/NGL Energy Finance Corp. 5.13%, 7/15/2019	$6,260,000	$6,134,800
NGPL PipeCo LLC:
7.12%, 12/15/2017 (a)(b)	16,035,000	15,974,869
9.63%, 6/1/2019 (a)(b)	6,410,000	6,345,900
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (a)	6,965,000	5,171,513
NuStar Logistics LP 8.15%, 4/15/2018	5,173,000	5,794,970
Oasis Petroleum, Inc. 7.25%, 2/1/2019 (a)	4,828,000	4,779,720
Ocean Rig UDW, Inc. 7.25%, 4/1/2019 (a)(b)	6,485,000	3,761,300
Offshore Group Investment, Ltd. 7.50%, 11/1/2019 (a)	13,690,000	7,803,300
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	6,230,000	5,607,000
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020	7,500,000	7,921,875
Peabody Energy Corp. 6.00%, 11/15/2018 (a)	17,876,000	14,122,040
Petroleum Geo-Services ASA 7.38%, 12/15/2018 (a)(b)	5,450,000	4,891,375
PetroQuest Energy, Inc. 10.00%, 9/1/2017	6,250,000	5,312,500
Regency Energy Partners LP/Regency Energy Finance Corp. 8.38%, 6/1/2019 (b)	6,152,000	6,444,220
Rockies Express Pipeline LLC:
3.90%, 4/15/2015 (a)(b)	7,155,000	7,150,528
6.00%, 1/15/2019 (b)	6,900,000	7,322,625
6.85%, 7/15/2018 (a)(b)	7,040,000	7,603,200
Sabine Oil & Gas Corp.:
7.25%, 6/15/2019	2,763,000	490,433
9.75%, 2/15/2017	1,931,000	352,408
Sabine Pass LNG LP 7.50%, 11/30/2016	18,280,000	19,422,500
Samson Investment Co. 9.75%, 2/15/2020	23,600,000	6,372,000
SandRidge Energy, Inc. 8.75%, 1/15/2020 (a)	6,244,000	4,058,600
Seadrill, Ltd. 6.13%, 9/15/2017 (a)(b)	12,880,000	10,883,600
Seventy Seven Operating LLC 6.63%, 11/15/2019 (a)	7,765,000	5,804,338
SM Energy Co. 6.63%, 2/15/2019	5,283,000	5,349,038
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019 (b)	11,585,000	11,527,075
5.00%, 1/15/2018 (b)	13,275,000	13,673,250
Tesoro Corp. 4.25%, 10/1/2017	4,675,000	4,862,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.50%, 10/15/2019 (a)(b)	5,778,000	5,951,340
Transocean, Inc.:
2.50%, 10/15/2017	7,100,000	6,514,250
4.95%, 11/15/2015	6,500,000	6,613,750
5.05%, 12/15/2016	5,500,000	5,555,000
6.00%, 3/15/2018	11,700,000	11,027,250
Trinidad Drilling, Ltd. 7.88%, 1/15/2019 (b)	5,575,000	5,184,750
Ultra Petroleum Corp. 5.75%, 12/15/2018 (b)	5,678,000	5,124,395
Venoco, Inc. 8.88%, 2/15/2019 (a)	5,552,000	2,887,040
W&T Offshore, Inc. 8.50%, 6/15/2019	10,600,000	6,413,000
Walter Energy, Inc. 9.50%, 10/15/2019 (a)(b)	12,750,000	7,650,000
Whiting Canadian Holding Co. ULC 8.13%, 12/1/2019	9,562,000	10,016,195
Whiting Petroleum Corp.:
5.00%, 3/15/2019	13,435,000	13,199,887
6.50%, 10/1/2018 (a)	6,106,000	6,106,000
WPX Energy, Inc. 5.25%, 1/15/2017 (a)	5,347,000	5,373,735

		526,090,752

PAPER & FOREST PRODUCTS — 0.5%
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (b)	4,995,000	5,419,575
Stora Enso OYJ 6.40%, 4/15/2016 (b)	200,000	210,500
Tembec Industries, Inc. 9.00%, 12/15/2019 (b)	5,050,000	5,125,750
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75%, 1/15/2019	5,150,000	4,802,375
11.75%, 1/15/2019	8,148,000	7,577,640

		23,135,840

PERSONAL PRODUCTS — 0.3%
Albea Beauty Holdings SA
8.38%, 11/1/2019 (b)	3,550,000	3,807,375
Avon Products, Inc.:
5.35%, 3/15/2020 (a)	5,700,000	5,181,300
6.50%, 3/1/2019 (a)	3,732,000	3,713,340

		12,702,015

PHARMACEUTICALS — 1.9%
Capsugel SA
7.00%, 5/15/2019 (b)	10,594,000	10,766,153
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (b)	8,500,000	8,976,000
Endo Finance LLC/Endo Finco, Inc. 7.00%, 7/15/2019 (a)(b)	6,326,000	6,594,855
Hospira, Inc. 6.05%, 3/30/2017	8,419,000	9,170,404
NBTY, Inc. 9.00%, 10/1/2018 (a)	7,509,000	7,809,360
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/2018 (a)(b)	20,770,000	21,886,387
VRX Escrow Corp. 5.38%, 3/15/2020 (b)	24,500,000	24,714,375

		89,917,534

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

REAL ESTATE INVESTMENT TRUSTS — 1.1%
ARC Properties Operating Partnership LP:
2.00%, 2/6/2017	$16,998,000	$16,479,561
3.00%, 2/6/2019	10,100,000	9,822,220
Felcor Lodging LP 6.75%, 6/1/2019 (a)	6,770,000	7,023,875
iStar Financial, Inc.:
4.00%, 11/1/2017	6,964,000	6,876,950
5.00%, 7/1/2019	8,855,000	8,855,000

		49,057,606

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (b)	5,670,000	6,066,900
Realogy Group LLC 7.63%, 1/15/2020 (b)	6,800,000	7,318,500
Realogy Group LLC/Realogy Co-Issuer Corp. 4.50%, 4/15/2019 (a)(b)	6,740,000	6,824,250
Realogy Group LLC/Sunshine Group Florida Ltd. 3.38%, 5/1/2016 (b)	7,091,000	7,126,455
Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (b)	3,060,000	3,182,400

		30,518,505

RETAIL — 0.1%
Tops Holding Corp./Tops Markets LLC 8.88%, 12/15/2017	5,010,000	5,273,025

SEMICONDUCTORS — 0.3%
Advanced Micro Devices, Inc. 6.75%, 3/1/2019 (a)	7,700,000	7,469,000
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (b)	8,549,000	8,506,255

		15,975,255

SOFTWARE — 0.7%
Blackboard, Inc. 7.75%, 11/15/2019 (a)(b)	4,200,000	4,032,000
Boxer Parent Co., Inc. 9.00%, 10/15/2019 (a)(b)	8,556,000	7,058,700
Eagle Midco, Inc. 9.00%, 6/15/2018 (b)	5,438,000	5,539,963
Emdeon, Inc. 11.00%, 12/31/2019	4,500,000	4,910,625
Epicor Software Corp. 8.63%, 5/1/2019	4,190,000	4,378,550
Sophia LP/Sophia Finance, Inc. 9.75%, 1/15/2019 (a)(b)	5,900,000	6,327,750

		32,247,588

SPECIALTY RETAIL — 3.2%
Academy, Ltd./Academy Finance Corp. 9.25%, 8/1/2019 (b)	1,684,000	1,785,040
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	5,796,000	6,013,350
Best Buy Co., Inc.:
3.75%, 3/15/2016 (a)	4,644,000	4,748,490
5.00%, 8/1/2018 (a)	6,787,000	7,143,317
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 (a)(b)	6,337,000	5,560,718
Claire’s Stores, Inc.:
8.88%, 3/15/2019 (a)	4,274,000	2,436,180
9.00%, 3/15/2019 (a)(b)	14,250,000	12,931,875
Family Tree Escrow LLC 5.25%, 3/1/2020 (b)	7,035,000	7,369,162
GameStop Corp. 5.50%, 10/1/2019 (a)(b)	5,096,000	5,261,620
GRD Holdings III Corp. 10.75%, 6/1/2019 (b)	4,775,000	5,192,813
Guitar Center, Inc. 6.50%, 4/15/2019 (a)(b)	7,155,000	6,242,737
Jo-Ann Stores, Inc. 8.13%, 3/15/2019 (b)	5,300,000	5,313,250
L Brands, Inc.:
6.90%, 7/15/2017 (a)	10,390,000	11,429,000
8.50%, 6/15/2019 (a)	5,600,000	6,718,320
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017 (a)	4,150,000	3,185,125
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)(b)	5,888,000	5,888,000
PC Nextco Holdings LLC/PC Nextco Finance, Inc. 8.75%, 8/15/2019	4,461,000	4,539,068
Petco Animal Supplies, Inc. 9.25%, 12/1/2018 (a)(b)	5,533,000	5,809,650
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (b)	6,980,000	7,171,950
Rite Aid Corp. 9.25%, 3/15/2020 (a)	5,900,000	6,504,750
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/2019	10,190,000	10,775,925
Toys R Us Property Co. II LLC 8.50%, 12/1/2017 (a)	9,041,000	9,142,711
Toys R Us, Inc.:
7.38%, 10/15/2018 (a)	2,800,000	1,911,000
10.38%, 8/15/2017 (a)	7,600,000	6,536,000

		149,610,051

STORAGE/WAREHOUSING — 0.4%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)(b)	13,265,000	13,148,931
10.75%, 10/15/2019 (b)	8,850,000	7,257,000

		20,405,931

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Dell, Inc.:
2.30%, 9/10/2015	8,979,000	8,979,000
3.10%, 4/1/2016	5,900,000	5,951,625
5.65%, 4/15/2018	5,434,000	5,800,795
5.88%, 6/15/2019	7,881,000	8,511,480
Infor US, Inc.:
9.38%, 4/1/2019	12,851,000	13,780,127

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

11.50%, 7/15/2018	$5,866,000	$6,335,280
SRA International, Inc. 11.00%, 10/1/2019 (a)	2,000,000	2,120,000
SunGard Data Systems, Inc.:
6.63%, 11/1/2019	12,600,000	12,978,000
7.38%, 11/15/2018	6,479,000	6,738,160

		71,194,467

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
INVISTA Finance LLC 4.25%, 10/15/2019 (b)	10,095,000	10,031,906
Nine West Holdings, Inc. 8.25%, 3/15/2019 (b)	5,150,000	4,274,500

		14,306,406

THRIFTS & MORTGAGE FINANCE — 0.5%
Consolidated Energy Finance SA 6.75%, 10/15/2019 (a)(b)	13,000,000	13,097,500
Globe Luxembourg SCA 9.63%, 5/1/2018 (b)	5,905,000	5,314,500
Ocwen Financial Corp. 6.63%, 5/15/2019 (a)(b)	4,275,000	3,697,875

		22,109,875

TRADING COMPANIES & DISTRIBUTORS — 0.2%
United Rentals North America, Inc. 5.75%, 7/15/2018	9,421,000	9,821,393

TRANSPORTATION INFRASTRUCTURE — 1.2%
Air Medical Group Holdings, Inc. 9.25%, 11/1/2018	4,578,000	4,812,622
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (b)	3,902,360	3,985,090
CMA CGM SA 8.50%, 4/15/2017 (a)(b)	5,260,000	5,352,050
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (b)	11,740,000	11,828,050
Global Ship Lease, Inc. 10.00%, 4/1/2019 (b)	4,595,000	4,801,775
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 8.13%, 2/15/2019	4,600,000	3,979,000
PHI, Inc. 5.25%, 3/15/2019	6,000,000	5,430,000
Teekay Corp. 8.50%, 1/15/2020	2,662,000	2,988,095
XPO Logistics, Inc. 7.88%, 9/1/2019 (b)	13,381,000	14,167,134

		57,343,816

WIRELESS TELECOMMUNICATION SERVICES — 3.4%
Avaya, Inc. 7.00%, 4/1/2019 (a)(b)	12,308,000	12,215,690
Nokia OYJ 5.38%, 5/15/2019 (a)	14,600,000	15,695,000
Sprint Communications, Inc.:
6.00%, 12/1/2016	19,698,000	20,564,712
8.38%, 8/15/2017	11,650,000	12,640,250
9.00%, 11/15/2018 (b)	27,680,000	31,762,800
T-Mobile USA, Inc. 6.46%, 4/28/2019 (a)	15,678,000	16,167,937
Telecom Italia Capital SA:
5.25%, 10/1/2015	9,357,000	9,501,472
7.00%, 6/4/2018	15,350,000	17,086,469
7.18%, 6/18/2019	15,135,000	17,424,169
Ymobile Corp. 8.25%, 4/1/2018 (b)	5,670,000	5,903,888

		158,962,387

TOTAL CORPORATE BONDS & NOTES —
(Cost $4,632,679,103)		4,503,089,003

	Shares
SHORT TERM INVESTMENTS — 10.3%
MONEY MARKET FUNDS — 10.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	393,094,277	393,094,277
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	82,192,676	82,192,676

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $475,286,953)		475,286,953

TOTAL INVESTMENTS — 107.7% (h)
(Cost $5,107,966,056)		4,978,375,956
OTHER ASSETS & LIABILITIES — (7.7)%		(355,812,566)

NET ASSETS — 100.0%		$4,622,563,390

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 33.1% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)
ULC = Unlimited Liability Corporation

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.0%
AEROSPACE & DEFENSE — 0.5%
Honeywell International, Inc. 0.31%, 11/17/2015 (a)	$1,000,000	$1,000,129
Rockwell Collins, Inc. 0.62%, 12/15/2016 (a)	350,000	350,330
United Technologies Corp. 0.76%, 6/1/2015 (a)	538,000	538,473

		1,888,932

AUTOMOBILES — 2.6%
Daimler Finance North America LLC:
0.59%, 8/1/2017 (a)(b)	700,000	698,691
0.61%, 3/10/2017 (a)(b)	800,000	800,704
0.68%, 3/2/2018 (a)(b)	400,000	400,451
0.93%, 8/1/2016 (a)(b)	600,000	603,547
Nissan Motor Acceptance:
0.81%, 3/3/2017 (a)(b)	600,000	601,696
0.97%, 9/26/2016 (a)(b)	700,000	704,033
Toyota Motor Credit Corp.:
0.42%, 9/18/2015 (a)	500,000	500,268
0.46%, 5/16/2017 (a)	672,000	671,255
0.55%, 5/17/2016 (a)	1,100,000	1,102,797
0.64%, 3/12/2020 (a)	600,000	599,414
Volkswagen Group of America Finance LLC:
0.48%, 5/23/2016 (a)(b)	700,000	699,162
0.63%, 5/23/2017 (a)(b)	700,000	699,950
Volkswagen International Finance NV:
0.59%, 11/18/2015 (a)(b)	500,000	500,657
0.70%, 11/18/2016 (a)(b)(c)	1,000,000	1,001,887

		9,584,512

BANKS — 43.2%
Abbey National Treasury Services PLC 0.78%, 3/13/2017 (a)	500,000	500,151
ABN Amro Bank NV:
0.67%, 6/6/2016 (a)(b)	300,000	299,681
1.06%, 10/28/2016 (a)(b)	1,700,000	1,711,339
American Express Bank FSB 0.48%, 6/12/2017 (a)	500,000	498,917
American Express Centurion Bank 0.71%, 11/13/2015 (a)	550,000	550,980
Australia & New Zealand Banking Group Ltd.:
0.46%, 5/7/2015 (a)(b)	1,100,000	1,100,166
0.63%, 1/10/2017 (a)(b)	500,000	500,698
0.69%, 1/16/2018 (a)(b)	600,000	599,831
0.82%, 5/15/2018 (a)	1,065,000	1,068,920
Banco Santander Chile 1.15%, 4/11/2017 (a)(b)	500,000	498,506
Bank of Montreal:
0.50%, 7/14/2017 (a)	400,000	399,725
0.52%, 9/24/2015 (a)	1,572,000	1,573,525
0.74%, 9/11/2015 (a)	800,000	801,765
0.77%, 7/15/2016 (a)	1,030,000	1,034,449
0.85%, 4/9/2018 (a)	450,000	452,812
Bank of New York Mellon Corp.:
0.49%, 10/23/2015 (a)	450,000	450,451
0.49%, 3/4/2016 (a)	584,000	584,892
0.70%, 3/6/2018 (a)(c)	146,000	146,043
Bank Of New York Mellon Corp. 0.75%, 9/11/2019 (a)	500,000	497,355
Bank of New York Mellon Corp. 0.81%, 8/1/2018 (a)	370,000	371,446
Bank of Nova Scotia:
0.56%, 4/11/2017 (a)	700,000	699,436
0.67%, 3/15/2016 (a)	492,000	493,532
0.69%, 12/13/2016 (a)	900,000	903,115
0.77%, 7/15/2016 (a)	1,314,000	1,320,010
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
0.57%, 9/8/2017 (a)(b)	300,000	298,970
0.67%, 3/10/2017 (a)(b)	1,000,000	999,174
0.71%, 2/26/2016 (a)(b)	526,000	526,610
0.82%, 3/5/2018 (a)(b)	600,000	600,850
0.87%, 9/9/2016 (a)(b)	850,000	852,011
Banque Federative du Credit Mutuel SA:
1.11%, 10/28/2016 (a)(b)	1,050,000	1,057,636
1.11%, 1/20/2017 (a)(b)	600,000	604,360
Barclays Bank PLC:
0.80%, 12/9/2016 (a)	300,000	300,631
0.84%, 2/17/2017 (a)	1,000,000	1,001,807
BB&T Corp.:
0.91%, 2/1/2019 (a)	700,000	702,083
1.13%, 6/15/2018 (a)	150,000	151,415
BNP Paribas SA:
0.57%, 11/7/2015 (a)	600,000	600,330
0.72%, 5/7/2017 (a)	600,000	600,707
0.75%, 3/17/2017 (a)	357,000	357,521
0.86%, 12/12/2016 (a)	500,000	501,734
BPCE SA:
0.83%, 11/18/2016 (a)	500,000	500,931
0.90%, 6/17/2017 (a)(c)	100,000	100,122
1.11%, 2/10/2017 (a)(c)	1,000,000	1,007,094
1.51%, 4/25/2016 (a)	1,038,000	1,047,337
Branch Banking & Trust Co.:
0.59%, 9/13/2016 (a)	300,000	298,907
0.69%, 12/1/2016 (a)	450,000	450,564
Canadian Imperial Bank of Commerce/Canada 0.78%, 7/18/2016 (a)	915,000	919,095
Commonwealth Bank of Australia:
0.46%, 6/3/2016 (a)(b)	1,000,000	999,821
0.63%, 3/13/2017 (a)(b)	1,600,000	1,600,792
0.67%, 3/12/2018 (a)(b)	800,000	799,747
0.77%, 9/20/2016 (a)(b)	2,335,000	2,343,682
1.07%, 9/18/2015 (a)(b)	1,200,000	1,204,348
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.59%, 4/28/2017 (a)	1,000,000	999,973
0.75%, 3/18/2016 (a)	1,250,000	1,254,446
Corp Andina de Fomento 0.80%, 1/29/2018 (a)	400,000	401,888
Credit Agricole SA 1.12%, 10/3/2016 (a)(b)	1,000,000	1,005,929
Credit Agricole SA/London:
0.81%, 6/12/2017 (a)(b)	1,000,000	999,172
1.05%, 4/15/2019 (a)(b)	600,000	604,324
1.41%, 4/15/2016 (a)(b)	350,000	352,536
Credit Suisse of New York, NY:
0.57%, 3/11/2016 (a)	200,000	199,854
0.75%, 5/26/2017 (a)	1,950,000	1,949,462

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

0.94%, 1/29/2018 (a)	$1,000,000	$1,003,318
DBS Group Holdings Ltd. 0.75%, 7/16/2019 (a)(b)	600,000	599,740
Deutsche Bank AG London:
0.73%, 5/30/2017 (a)	1,500,000	1,500,537
0.87%, 2/13/2017 (a)	900,000	902,606
0.94%, 2/13/2018 (a)(c)	900,000	902,511
Dexia Credit Local SA:
0.64%, 11/7/2016 (a)(b)	1,600,000	1,605,008
0.65%, 1/11/2017 (a)(b)	1,100,000	1,103,989
Export-Import Bank of Korea 1.00%, 1/14/2017 (a)	1,000,000	1,004,741
Fifth Third Bank:
0.67%, 2/26/2016 (a)	275,000	275,364
0.77%, 11/18/2016 (a)	975,000	978,353
HSBC Bank PLC 0.90%, 5/15/2018 (a)(b)(c)	800,000	803,678
HSBC USA, Inc.:
0.60%, 11/13/2017 (a)	300,000	299,909
0.72%, 3/3/2017 (a)	700,000	699,984
0.87%, 11/13/2019 (a)	300,000	299,581
ING Bank NV:
0.82%, 3/16/2018 (a)(b)	400,000	399,880
0.96%, 10/1/2019 (a)(b)	1,500,000	1,502,634
1.21%, 3/7/2016 (a)(b)	700,000	703,983
1.91%, 9/25/2015 (a)(b)	860,000	865,822
Inter-American Development Bank 0.23%, 10/15/2015 (a)(c)	700,000	700,114
International Bank for Reconstruction & Development:
0.18%, 8/7/2015 (a)	2,000,000	2,000,506
0.20%, 7/22/2015 (a)	962,000	961,811
International Finance Corp.:
0.18%, 8/27/2015 (a)	900,000	899,903
0.20%, 8/1/2016 (a)	1,000,000	999,595
JPMorgan Chase & Co. 1.21%, 1/23/2020 (a)(c)	600,000	609,136
JPMorgan Chase Bank NA 0.68%, 6/2/2017 (a)	250,000	249,983
KeyBank NA 0.75%, 11/25/2016 (a)	600,000	601,631
Kfw:
0.19%, 10/30/2015 (a)	1,000,000	999,943
0.24%, 7/9/2015 (a)	1,150,000	1,150,120
Kommunalbanken AS:
0.34%, 3/17/2020 (a)(b)	1,000,000	999,502
0.35%, 3/18/2016 (a)(b)	1,900,000	1,900,203
0.37%, 5/2/2017 (a)(b)	500,000	500,302
0.44%, 2/20/2018 (a)(b)	1,174,000	1,176,998
0.46%, 4/1/2015 (a)(b)	500,000	500,000
0.65%, 3/27/2017 (a)(b)	3,750,000	3,773,809
Kookmin Bank:
1.13%, 1/27/2017 (a)	500,000	502,276
1.50%, 10/11/2016 (a)	600,000	605,856
Korea Development Bank 0.88%, 1/22/2017 (a)	900,000	899,588
Landwirtschaftliche Rentenbank 0.47%, 3/15/2016 (a)(b)	800,000	801,182
Lloyds Bank PLC 0.79%, 3/16/2018 (a)	500,000	500,869
Macquarie Bank, Ltd.:
0.72%, 6/15/2016 (a)(b)	1,000,000	1,000,856
0.89%, 10/27/2017 (a)(b)	500,000	499,987
1.06%, 3/24/2017 (a)(b)	600,000	602,280
Manufacturers & Traders Trust Co.:
0.56%, 3/7/2016 (a)	225,000	225,040
0.63%, 1/30/2017 (a)	700,000	699,292
Mizuho Bank, Ltd.:
0.68%, 4/16/2017 (a)(b)(c)	600,000	598,306
0.72%, 9/25/2017 (a)(b)	400,000	399,180
0.91%, 3/26/2018 (a)(b)	400,000	399,762
MUFG Union Bank NA 1.02%, 9/26/2016 (a)	600,000	603,130
National Australia Bank, Ltd.:
0.51%, 12/9/2016 (a)(b)	500,000	500,128
0.55%, 6/30/2017 (a)(b)	250,000	249,889
0.64%, 3/17/2017 (a)(b)	800,000	801,634
0.69%, 12/2/2016 (a)(b)(c)	250,000	250,612
0.81%, 7/25/2016 (a)(c)	3,350,000	3,365,631
1.39%, 8/7/2015 (a)	300,000	301,099
National City Bank 0.63%, 6/7/2017 (a)	440,000	437,847
Nederlandse Waterschapsbank NV:
0.34%, 11/4/2015 (a)(b)	600,000	600,157
0.46%, 10/18/2016 (a)(b)	925,000	927,252
0.49%, 2/14/2018 (a)(b)	2,350,000	2,361,240
Nordea Bank AB:
0.62%, 4/4/2017 (a)(b)	700,000	700,694
0.72%, 5/13/2016 (a)(b)	584,000	585,802
PNC Bank NA:
0.55%, 8/1/2017 (a)	400,000	399,230
0.57%, 4/29/2016 (a)	900,000	899,908
Royal Bank of Canada:
0.46%, 4/29/2015 (a)	1,180,000	1,180,147
0.49%, 12/16/2015 (a)	1,800,000	1,802,252
0.51%, 2/3/2017 (a)	400,000	400,354
0.51%, 6/16/2017 (a)	400,000	399,356
0.51%, 10/13/2017 (a)	1,000,000	999,739
0.59%, 1/23/2017 (a)	1,400,000	1,402,731
0.63%, 3/8/2016 (a)	1,300,000	1,303,873
0.72%, 9/9/2016 (a)	1,000,000	1,003,523
0.78%, 3/6/2020 (a)	1,000,000	1,000,940
0.80%, 3/15/2019 (a)	1,000,000	1,005,753
Royal Bank of Scotland Group PLC 1.21%, 3/31/2017 (a)	600,000	602,235
Shinhan Bank 0.90%, 4/8/2017 (a)(b)	600,000	601,310
Standard Chartered PLC 0.60%, 9/8/2017 (a)(b)	400,000	398,053
Sumitomo Mitsui Banking Corp.:
0.57%, 7/11/2017 (a)	600,000	597,844
0.68%, 1/10/2017 (a)	800,000	800,417
0.83%, 1/16/2018 (a)	600,000	601,642
0.93%, 7/19/2016 (a)	350,000	351,298
Sumitomo Mitsui Trust Bank, Ltd. 1.05%, 9/16/2016 (a)(b)	500,000	502,489
Suncorp-Metway, Ltd. 0.97%, 3/28/2017 (a)(b)	600,000	600,762
SunTrust Bank/Atlanta GA 0.55%, 8/24/2015 (a)	373,000	372,857

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Svenska Handelsbanken AB:
0.71%, 3/21/2016 (a)	$1,080,000	$1,084,041
0.73%, 9/23/2016 (a)(c)	1,100,000	1,104,745
0.76%, 6/17/2019 (a)	500,000	500,163
Toronto-dominion Bank 0.42%, 7/13/2016 (a)	900,000	899,869
Toronto-Dominion Bank:
0.44%, 5/1/2015 (a)	3,900,000	3,900,640
0.49%, 5/2/2017 (a)	1,150,000	1,149,726
0.51%, 1/6/2017 (a)	1,000,000	1,000,692
0.71%, 7/2/2019 (a)	900,000	898,124
0.72%, 9/9/2016 (a)	3,500,000	3,513,328
0.80%, 4/30/2018 (a)	810,000	813,442
0.82%, 11/5/2019 (a)(c)	600,000	603,763
US Bancorp 0.75%, 11/15/2018 (a)	900,000	906,392
US Bank NA:
0.38%, 4/22/2016 (a)	1,500,000	1,499,961
0.47%, 9/11/2017 (a)	500,000	499,719
0.48%, 1/30/2017 (a)(c)	1,500,000	1,500,474
0.56%, 1/26/2018 (a)	250,000	250,484
0.74%, 10/28/2019 (a)	1,000,000	1,002,664
Wachovia Corp.:
0.54%, 6/15/2017 (a)	1,800,000	1,795,716
0.59%, 10/28/2015 (a)	900,000	900,202
0.62%, 10/15/2016 (a)	1,600,000	1,596,378
Wells Fargo & Co.:
0.46%, 10/28/2015 (a)	2,520,000	2,521,741
0.56%, 6/2/2017 (a)	500,000	499,965
0.72%, 4/22/2019 (a)	500,000	500,189
0.79%, 7/20/2016 (a)	800,000	802,976
0.89%, 4/23/2018 (a)	1,961,000	1,973,411
0.93%, 1/30/2020 (a)	400,000	402,068
1.19%, 6/26/2015 (a)	1,130,000	1,132,599
Wells Fargo Bank NA:
0.41%, 6/2/2016 (a)	2,300,000	2,299,556
0.47%, 5/16/2016 (a)	2,175,000	2,170,148
0.54%, 7/20/2015 (a)	2,250,000	2,251,633
0.60%, 3/15/2016 (a)	700,000	699,761
Westpac Banking Corp.:
0.59%, 5/19/2017 (a)	1,600,000	1,600,248
0.63%, 12/1/2017 (a)	400,000	399,868
0.69%, 11/25/2016 (a)	1,072,000	1,075,602
0.99%, 7/30/2018 (a)	600,000	605,692
1.03%, 9/25/2015 (a)	1,425,000	1,429,797

		161,160,881

BEVERAGES — 0.8%
Anheuser-Busch InBev Finance, Inc. 0.45%, 1/27/2017 (a)	500,000	499,002
Coca-Cola Co. 0.35%, 11/1/2016 (a)	600,000	600,455
PepsiCo, Inc.:
0.45%, 7/30/2015 (a)	600,000	600,226
0.47%, 2/26/2016 (a)	1,042,000	1,043,178
SABMiller Holdings, Inc. 0.94%, 8/1/2018 (a)(b)	400,000	401,171

		3,144,032

BIOTECHNOLOGY — 0.2%
Amgen, Inc. 0.64%, 5/22/2017 (a)	800,000	799,955

BUILDING PRODUCTS — 0.1%
Martin Marietta Materials, Inc. 1.37%, 6/30/2017 (a)	375,000	372,927

CAPITAL MARKETS — 6.6%
Bear Stearns Cos LLC 0.65%, 11/21/2016 (a)	1,638,000	1,636,077
Goldman Sachs Group, Inc.:
0.66%, 7/22/2015 (a)	2,366,000	2,366,556
0.71%, 3/22/2016 (a)	5,981,000	5,979,409
1.07%, 12/15/2017 (a)	850,000	853,555
1.28%, 10/23/2019 (a)(c)	1,000,000	1,008,394
1.36%, 11/15/2018 (a)	1,100,000	1,112,014
1.45%, 4/30/2018 (a)	2,450,000	2,483,989
Morgan Stanley:
0.71%, 10/18/2016 (a)	1,900,000	1,897,690
0.73%, 10/15/2015 (a)	1,850,000	1,852,620
1.00%, 7/23/2019 (a)	400,000	399,488
1.11%, 1/24/2019 (a)	500,000	501,666
1.40%, 1/27/2020 (a)	1,000,000	1,014,954
1.51%, 2/25/2016 (a)	865,000	871,355
1.54%, 4/25/2018 (a)	1,400,000	1,422,277
Svensk Exportkredit AB:
0.45%, 6/12/2017 (a)	700,000	701,821
0.56%, 1/23/2017 (a)	550,000	552,371

		24,654,236

CHEMICALS — 0.1%
Monsanto Co. 0.46%, 11/7/2016 (a)	500,000	499,512

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.:
0.31%, 9/3/2015 (a)	1,050,000	1,050,141
0.54%, 3/3/2017 (a)	1,150,000	1,153,635
0.76%, 3/1/2019 (a)	572,000	576,399

		2,780,175

CONSUMER FINANCE — 1.3%
Caterpillar Financial Services Corp.:
0.49%, 3/3/2017 (a)	450,000	450,489
0.50%, 2/26/2016 (a)	750,000	751,349
Hyundai Capital Services, Inc. 1.07%, 3/18/2017 (a)(b)	600,000	600,757
John Deere Capital Corp.:
0.35%, 4/12/2016 (a)	1,000,000	1,000,630
0.36%, 2/25/2016 (a)	900,000	900,573
0.38%, 3/1/2017 (a)	500,000	499,893
0.39%, 6/15/2015 (a)	470,000	470,103

		4,673,794

DIVERSIFIED FINANCIAL SERVICES — 18.4%
American Express Co. 0.85%, 5/22/2018 (a)	950,000	950,571
American Express Credit Corp.:
0.54%, 6/5/2017 (a)	750,000	748,698
0.56%, 9/22/2017 (a)	300,000	299,240
0.75%, 8/15/2019 (a)	500,000	497,840
0.76%, 7/29/2016 (a)	1,300,000	1,304,411
0.82%, 3/18/2019 (a)	1,100,000	1,099,476
1.37%, 6/12/2015 (a)	800,000	801,806
American Honda Finance Corp.:
0.39%, 9/2/2016 (a)	600,000	599,863
0.42%, 7/14/2017 (a)	500,000	499,430

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

0.58%, 12/11/2017 (a)	$350,000	$350,531
0.64%, 5/26/2016 (a)(b)	1,400,000	1,405,162
0.75%, 10/7/2016 (a)	850,000	853,813
Bank of America Corp.:
0.51%, 10/14/2016 (a)	600,000	597,822
0.80%, 5/2/2017 (a)	200,000	198,358
0.87%, 8/25/2017 (a)	500,000	500,087
1.08%, 3/22/2016 (a)	817,000	819,903
1.14%, 4/1/2019 (a)	1,250,000	1,257,319
1.29%, 1/15/2019 (a)	1,000,000	1,013,690
1.33%, 3/22/2018 (a)	1,577,000	1,594,954
Bank of America NA:
0.55%, 6/15/2016 (a)	1,100,000	1,095,888
0.57%, 6/15/2017 (a)	1,250,000	1,239,438
0.73%, 11/14/2016 (a)	1,200,000	1,200,722
0.73%, 2/14/2017 (a)	800,000	799,530
Caisse Centrale Desjardins 0.53%, 10/29/2015 (a)(b)	600,000	600,595
Capital One NA 0.94%, 2/5/2018 (a)	400,000	400,774
Citigroup, Inc.:
0.53%, 6/9/2016 (a)	2,810,000	2,792,994
0.77%, 5/1/2017 (a)(c)	1,300,000	1,296,499
0.80%, 3/10/2017 (a)	1,200,000	1,199,010
0.94%, 11/15/2016 (a)	1,000,000	1,001,818
0.96%, 11/24/2017 (a)	800,000	801,199
1.06%, 4/1/2016 (a)	800,000	802,130
1.22%, 7/25/2016 (a)	1,750,000	1,759,273
1.96%, 5/15/2018 (a)	1,600,000	1,651,360
Ford Motor Credit Co. LLC:
0.78%, 9/8/2017 (a)	800,000	795,398
0.90%, 3/27/2017 (a)	350,000	349,860
1.10%, 3/12/2019 (a)	1,100,000	1,096,554
1.18%, 11/4/2019 (a)	600,000	600,513
1.19%, 1/9/2018 (a)	500,000	501,356
1.51%, 5/9/2016 (a)	700,000	704,941
General Electric Capital Corp.:
0.43%, 2/15/2017 (a)	400,000	399,628
0.45%, 1/8/2016 (a)	1,730,000	1,732,351
0.46%, 5/11/2016 (a)	910,000	911,006
0.48%, 1/14/2016 (a)	600,000	600,828
0.53%, 8/7/2018 (a)	500,000	497,281
0.53%, 1/9/2017 (a)	1,000,000	1,001,223
0.54%, 5/15/2017 (a)	500,000	500,495
0.63%, 7/10/2015 (a)	1,020,000	1,020,877
0.76%, 1/14/2019 (a)	600,000	600,664
0.85%, 1/8/2016 (a)	1,490,000	1,496,523
0.87%, 12/11/2015 (a)	150,000	150,601
0.87%, 1/9/2020 (a)(c)	1,000,000	1,005,599
0.90%, 7/12/2016 (a)	1,200,000	1,208,032
0.98%, 4/2/2018 (a)(c)	500,000	505,326
1.13%, 5/9/2016 (a)	775,000	781,408
HSBC Finance Corp. 0.69%, 6/1/2016 (a)	1,450,000	1,447,869
JPMorgan Chase & Co.:
0.71%, 11/18/2016 (a)	1,000,000	999,948
0.71%, 4/23/2015 (a)	3,914,000	3,914,638
0.78%, 2/15/2017 (a)	2,000,000	2,002,502
0.81%, 4/25/2018 (a)(c)	1,000,000	999,073
0.88%, 2/26/2016 (a)	3,330,000	3,338,628
0.89%, 1/28/2019 (a)	1,000,000	1,001,852
0.91%, 10/15/2015 (a)	876,000	878,125
1.16%, 1/25/2018 (a)	3,350,000	3,390,897
Macquarie Group, Ltd. 1.25%, 1/31/2017 (a)(b)	300,000	301,611
Nomura Holdings, Inc. 1.72%, 9/13/2016 (a)	250,000	253,463
Toyota Motor Credit Corp. 0.36%, 9/23/2016 (a)	350,000	349,814
UBS AG of Stamford, CT:
0.77%, 9/26/2016 (a)	300,000	299,909
0.90%, 8/14/2019 (a)	500,000	502,972
0.97%, 3/26/2018 (a)	300,000	300,261

		68,476,230

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
America Movil SAB de CV 1.27%, 9/12/2016 (a)	900,000	903,515
AT&T, Inc.:
0.64%, 2/12/2016 (a)	1,426,000	1,425,124
0.69%, 3/30/2017 (a)	650,000	648,850
0.94%, 3/11/2019 (a)	700,000	693,248
Verizon Communications, Inc.:
0.66%, 6/9/2017 (a)	1,900,000	1,896,983
1.80%, 9/15/2016 (a)	2,900,000	2,946,736
2.02%, 9/14/2018 (a)	2,000,000	2,086,056
Vodafone Group PLC 0.64%, 2/19/2016 (a)	857,000	857,652

		11,458,164

ELECTRIC UTILITIES — 0.1%
Duke Energy Corp. 0.65%, 4/3/2017 (a)	350,000	350,762

FOOD & STAPLES RETAILING — 0.2%
Kroger Co. 0.79%, 10/17/2016 (a)	800,000	801,524

FOOD PRODUCTS — 0.5%
ConAgra Foods, Inc. 0.63%, 7/21/2016 (a)	600,000	597,679
General Mills, Inc. 0.55%, 1/29/2016 (a)	700,000	699,956
Mondelez International, Inc. 0.77%, 2/1/2019 (a)	600,000	594,599

		1,892,234

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Becton Dickinson and Co. 0.72%, 6/15/2016 (a)	500,000	500,611
Medtronic, Inc. 1.07%, 3/15/2020 (a)(b)	400,000	404,419

		905,030

HEALTH CARE PROVIDERS & SERVICES — 0.2%
Roche Holdings, Inc.:
0.36%, 9/29/2017 (a)(b)	400,000	399,960
0.61%, 9/30/2019 (a)(b)	400,000	400,667

		800,627

HOUSEHOLD PRODUCTS — 0.4%
Kimberly-Clark Corp. 0.31%, 5/19/2016 (a)	400,000	400,022
Procter & Gamble Co.:
0.33%, 11/4/2016 (a)	500,000	500,144

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

0.52%, 11/1/2019 (a)	$600,000	$601,064

		1,501,230

INDUSTRIAL CONGLOMERATES — 0.1%
Tyco Electronics Group SA 0.45%, 1/29/2016 (a)	400,000	399,966

INSURANCE — 2.5%
Berkshire Hathaway Finance Corp.:
0.38%, 8/14/2017 (a)	600,000	599,630
0.40%, 1/10/2017 (a)	500,000	500,086
0.42%, 1/13/2017 (a)	600,000	600,314
0.55%, 1/12/2018 (a)	600,000	600,985
Jackson National Life Global Funding:
0.50%, 7/29/2016 (a)(b)	400,000	400,151
0.62%, 9/30/2015 (a)(b)	350,000	350,445
Metropolitan Life Global Funding I:
0.39%, 6/23/2016 (a)(b)	800,000	800,000
0.45%, 7/14/2016 (a)(b)	600,000	600,454
0.63%, 4/10/2017 (a)(b)	1,700,000	1,704,070
0.78%, 7/15/2016 (a)(b)	200,000	200,991
New York Life Global Funding:
0.29%, 10/5/2015 (a)(b)	450,000	449,978
0.36%, 9/6/2016 (a)(b)	500,000	499,889
0.61%, 5/23/2016 (a)(b)	700,000	701,968
Pricoa Global Funding I 0.53%, 8/19/2015 (a)(b)	350,000	350,161
Principal Life Global Funding II 0.63%, 5/27/2016 (a)(b)(c)	300,000	300,647
Prudential Financial, Inc. 1.04%, 8/15/2018 (a)	800,000	804,748

		9,464,517

INTERNET SOFTWARE & SERVICES — 0.5%
Alibaba Group Holding, Ltd. 0.78%, 11/28/2017 (a)(b)	600,000	598,083
eBay, Inc.:
0.46%, 7/28/2017 (a)	600,000	592,049
0.73%, 8/1/2019 (a)(c)	600,000	589,385

		1,779,517

MEDIA — 0.5%
NBCUniversal Enterprise, Inc.:
0.79%, 4/15/2016 (a)(b)	584,000	585,724
0.94%, 4/15/2018 (a)(b)	1,119,000	1,127,221

		1,712,945

METALS & MINING — 0.9%
Anglo American Capital PLC 1.20%, 4/15/2016 (a)(b)	600,000	599,688
BHP Billiton Finance USA, Ltd. 0.52%, 9/30/2016 (a)	750,000	750,069
Glencore Funding LLC:
1.42%, 5/27/2016 (a)(b)	657,000	659,220
1.61%, 1/15/2019 (a)(b)	700,000	700,253
Rio Tinto Finance USA PLC 1.11%, 6/17/2016 (a)	578,000	579,301

		3,288,531

MULTI-NATIONAL — 2.3%
Asian Development Bank:
0.18%, 5/29/2015 (a)	1,200,000	1,199,948
0.19%, 5/13/2016 (a)	500,000	499,889
Inter-American Development Bank:
0.18%, 7/29/2015 (a)	1,000,000	1,000,116
0.19%, 10/23/2015 (a)	2,350,000	2,350,214
0.20%, 6/12/2017 (a)	400,000	399,998
0.22%, 2/11/2016 (a)(c)	1,550,000	1,550,336
0.26%, 12/12/2016 (a)	229,000	229,184
0.29%, 1/15/2019 (a)	600,000	600,901
0.30%, 9/12/2018 (a)	750,000	753,047

		8,583,633

OIL, GAS & CONSUMABLE FUELS — 6.3%
BP Capital Markets PLC:
0.59%, 11/6/2015 (a)	1,100,000	1,101,186
0.61%, 2/10/2017 (a)	400,000	400,283
0.68%, 11/7/2016 (a)	400,000	400,808
0.90%, 9/26/2018 (a)	1,165,000	1,164,938
Canadian Natural Resources, Ltd. 0.65%, 3/30/2016 (a)	500,000	499,291
Chevron Corp.:
0.36%, 11/9/2016 (a)	500,000	500,292
0.36%, 2/22/2017 (a)	400,000	400,683
0.43%, 11/15/2017 (a)	750,000	750,350
0.43%, 3/2/2018 (a)	400,000	399,991
0.67%, 11/15/2019 (a)	750,000	755,079
CNPC General Capital, Ltd. 1.16%, 5/14/2017 (a)(b)	900,000	901,257
Devon Energy Corp.:
0.72%, 12/15/2015 (a)	600,000	599,091
0.81%, 12/15/2016 (a)	600,000	593,056
Enbridge, Inc.:
0.71%, 6/2/2017 (a)(c)	600,000	592,446
0.92%, 10/1/2016 (a)(c)	350,000	348,559
Exxon Mobil Corp.:
0.31%, 3/15/2017 (a)	800,000	799,928
0.31%, 3/1/2018 (a)	500,000	499,844
0.42%, 3/15/2019 (a)	600,000	600,649
Petrobras Global Finance BV:
1.88%, 5/20/2016 (a)	875,000	826,963
2.39%, 1/15/2019 (a)	1,300,000	1,126,125
2.63%, 3/17/2017 (a)	1,500,000	1,379,850
Petroleos Mexicanos 2.28%, 7/18/2018 (a)	450,000	460,575
Shell International Finance BV:
0.33%, 11/10/2015 (a)	1,000,000	1,000,260
0.47%, 11/15/2016 (a)	1,000,000	1,001,887
Sinopec Group Overseas Development 2014, Ltd.:
1.03%, 4/10/2017 (a)(b)(c)	1,400,000	1,398,047
1.17%, 4/10/2019 (a)(b)	600,000	598,825
Statoil ASA:
0.46%, 11/9/2017 (a)	500,000	498,309
0.55%, 5/15/2018 (a)	669,000	666,742
0.72%, 11/8/2018 (a)	900,000	899,972
Total Capital Canada, Ltd. 0.63%, 1/15/2016 (a)	1,280,000	1,283,278
Total Capital International SA 0.83%, 8/10/2018 (a)	600,000	603,169
TransCanada PipeLines, Ltd. 0.95%, 6/30/2016 (a)	550,000	551,687

		23,603,420

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

PHARMACEUTICALS — 2.1%
AbbVie, Inc. 1.02%, 11/6/2015 (a)	$750,000	$752,266
Actavis Funding SCS:
1.35%, 3/12/2018 (a)	600,000	603,787
1.52%, 3/12/2020 (a)	600,000	608,148
Bayer US Finance LLC:
0.50%, 10/7/2016 (a)(b)	400,000	400,119
0.54%, 10/6/2017 (a)(b)	400,000	400,198
Johnson & Johnson 0.33%, 11/28/2016 (a)	1,000,000	1,001,092
McKesson Corp. 0.66%, 9/10/2015 (a)	600,000	600,194
Merck & Co., Inc.:
0.38%, 2/10/2017 (a)	400,000	400,173
0.45%, 5/18/2016 (a)	214,000	214,330
0.62%, 5/18/2018 (a)	1,352,000	1,356,169
0.63%, 2/10/2020 (a)	400,000	401,613
Pfizer, Inc.:
0.41%, 5/15/2017 (a)	600,000	599,965
0.57%, 6/15/2018 (a)	495,000	495,161

		7,833,215

ROAD & RAIL — 0.1%
Canadian National Railway Co. 0.46%, 11/6/2015 (a)	409,000	409,107

SOFTWARE — 0.5%
Oracle Corp.:
0.45%, 7/7/2017 (a)	800,000	800,894
0.83%, 1/15/2019 (a)	1,100,000	1,108,607

		1,909,501

SPECIALTY RETAIL — 0.2%
Walgreens Boots Alliance, Inc. 0.71%, 5/18/2016 (a)	600,000	600,904

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.:
0.30%, 5/3/2016 (a)	1,176,000	1,176,501
0.33%, 5/5/2017 (a)	1,050,000	1,049,309
0.50%, 5/3/2018 (a)	2,139,000	2,144,869
0.51%, 2/7/2020 (a)	500,000	500,467
0.56%, 5/6/2019 (a)	1,050,000	1,054,630
Hewlett-Packard Co. 1.19%, 1/14/2019 (a)	900,000	891,095
International Business Machines Corp.:
0.28%, 7/29/2015 (a)	650,000	650,057
0.33%, 2/5/2016 (a)	1,000,000	1,000,454
0.45%, 2/6/2018 (a)	1,100,000	1,100,597
0.63%, 2/12/2019 (a)	400,000	401,353

		9,969,332

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telefonica Emisiones SAU 0.91%, 6/23/2017 (a)	200,000	199,500

TOTAL CORPORATE BONDS & NOTES —
(Cost $365,101,845)		365,498,845

FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
BANKS — 0.3%
Bank Nederlandse Gemeenten NV 0.43%, 7/18/2016 (a)(b)	1,292,000	1,294,093

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Export Development Canada 0.20%, 6/17/2015 (a)(b)	1,000,000	1,000,020

MULTI-NATIONAL — 0.3%
Asian Development Bank 0.28%, 2/28/2018 (a)	1,000,000	999,359

REGIONAL (STATE/PROVINCE) — 0.4%
Province of Ontario Canada:
0.31%, 8/13/2015 (a)	800,000	799,933
0.41%, 4/1/2015 (a)	650,000	650,000

		1,449,933

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $4,741,172)		4,743,405

	Shares
SHORT TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	8,175,105	8,175,105
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	2,286,102	2,286,102

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $10,461,207)		10,461,207

TOTAL INVESTMENTS — 102.1% (h)
(Cost $380,304,224)		380,703,457
OTHER ASSETS & LIABILITIES — (2.1)%		(7,879,645)

NET ASSETS — 100.0%		$372,823,812

(a)	Variable rate security — Rate shown is rate in effect at March 31, 2015. Maturity date shown is the final maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 20.7% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of the security was on loan at March 31, 2015.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.3%
ARGENTINA — 0.3%
YPF SA 8.75%, 4/4/2024 (a)(b)	$50,000	$51,155

BARBADOS — 0.4%
Columbus International, Inc. 7.38%, 3/30/2021 (a)(b)	75,000	78,844

BERMUDA — 1.1%
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (b)	200,000	220,192

BRAZIL — 6.4%
Banco BTG Pactual SA 4.00%, 1/16/2020 (b)	100,000	91,200
Banco do Brasil SA 3.88%, 10/10/2022 (a)	175,000	161,648
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)(b)	50,000	51,500
Banco Votorantim SA 5.25%, 2/11/2016 (b)	100,000	100,500
BRF SA 4.75%, 5/22/2024 (b)	100,000	97,250
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)(b)	150,000	129,750
Embraer Overseas, Ltd. 5.70%, 9/16/2023 (a)(b)	100,000	106,865
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (b)	150,000	125,250
Odebrecht Offshore Drilling Finance, Ltd. 6.75%, 10/1/2022 (b)	93,010	72,287
Samarco Mineracao SA 5.75%, 10/24/2023 (b)	100,000	96,450
Suzano Trading, Ltd. 5.88%, 1/23/2021 (b)	100,000	101,000
Telemar Norte Leste SA 5.50%, 10/23/2020 (b)	150,000	131,025
Vale SA 5.63%, 9/11/2042 (a)	50,000	43,270

		1,307,995

BRITISH VIRGIN ISLANDS — 8.9%
China Cinda Finance 2014, Ltd. 5.63%, 5/14/2024 (b)	100,000	109,332
CNOOC Finance 2013, Ltd.:
3.00%, 5/9/2023	350,000	341,879
4.25%, 5/9/2043	125,000	125,849
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (b)	200,000	203,544
Gerdau Trade, Inc. 5.75%, 1/30/2021 (b)	200,000	199,750
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)(b)	100,000	107,583
Sinopec Capital 2013, Ltd. 3.13%, 4/24/2023 (b)	100,000	98,665
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (b)	50,000	50,929
Sinopec Group Overseas Development 2014, Ltd. 4.38%, 4/10/2024 (b)	200,000	216,978
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023 (b)	100,000	101,019
State Grid Overseas Investment 2014, Ltd. 4.13%, 5/7/2024 (b)	$50,000	54,157
Talent Yield Investments, Ltd. 4.50%, 4/25/2022 (b)	100,000	106,320
TSMC Global, Ltd. 1.63%, 4/3/2018 (b)	100,000	99,135

		1,815,140

CANADA — 1.2%
CNOOC Nexen Finance 2014 ULC 1.63%, 4/30/2017	50,000	49,884
Nexen Energy ULC 6.40%, 5/15/2037	50,000	63,311
Pacific Rubiales Energy Corp.:
5.13%, 3/28/2023 (b)	100,000	58,250
5.38%, 1/26/2019 (a)(b)	100,000	66,000

		237,445

CAYMAN ISLANDS — 6.5%
Braskem Finance, Ltd. 5.75%, 4/15/2021 (b)	100,000	94,250
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (b)	100,000	103,414
4.63%, 1/13/2022 (a)(b)	300,000	330,247
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	127,000
Petrobras Global Finance BV:
3.50%, 2/6/2017	100,000	93,585
5.38%, 1/27/2021	150,000	136,072
6.75%, 1/27/2041	150,000	132,804
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	125,000	120,159
6.88%, 11/21/2036 (a)	200,000	193,440

		1,330,971

CHILE — 4.5%
Banco Santander Chile 3.88%, 9/20/2022 (b)	50,000	51,049
Cencosud SA 4.88%, 1/20/2023 (b)	100,000	99,072
Colbun SA 4.50%, 7/10/2024 (b)	100,000	102,863
Corp Nacional del Cobre de Chile:
3.00%, 7/17/2022 (a)(b)	200,000	197,297
5.63%, 9/21/2035 (b)	125,000	144,896
Corpbanca SA 3.13%, 1/15/2018	100,000	99,293
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (b)	100,000	104,872
GNL Quintero SA 4.63%, 7/31/2029 (a)(b)	125,000	129,840

		929,182

CHINA — 3.1%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019 (b)	100,000	100,034
3.13%, 11/28/2021 (b)	100,000	100,705
3.60%, 11/28/2024 (a)(b)	75,000	75,242
4.50%, 11/28/2034 (a)(b)	25,000	25,196
Baidu, Inc. 3.25%, 8/6/2018 (a)	100,000	103,589
Country Garden Holdings Co., Ltd. 7.88%, 5/27/2019 (b)	125,000	129,844

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Tencent Holdings, Ltd. 3.38%, 5/2/2019 (b)	$100,000	$103,613

		638,223

COLOMBIA — 2.9%
Ecopetrol SA:
5.88%, 9/18/2023 (a)	50,000	53,675
7.38%, 9/18/2043	100,000	108,875
7.63%, 7/23/2019	100,000	117,400
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)(b)	100,000	99,095
SUAM Finance BV 4.88%, 4/17/2024 (b)	100,000	103,500
Transportadora de Gas Internacional SA ESP 5.70%, 3/20/2022 (a)(b)	100,000	105,000

		587,545

HONG KONG — 1.0%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)(b)	100,000	93,500
Noble Group, Ltd. 6.75%, 1/29/2020 (a)(b)	100,000	104,250

		197,750

INDIA — 2.2%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (b)	200,000	208,975
State Bank of India 3.62%, 4/17/2019 (b)	225,000	233,554

		442,529

INDONESIA — 1.9%
Pertamina Persero PT:
4.30%, 5/20/2023 (b)	100,000	100,250
6.00%, 5/3/2042 (a)(b)	100,000	101,300
6.45%, 5/30/2044 (b)	75,000	80,625
Perusahaan Gas Negara Persero Tbk PT 5.13%, 5/16/2024 (b)	100,000	106,240

		388,415

IRELAND — 2.6%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (b)	100,000	102,484
Metalloinvest Finance, Ltd. 5.63%, 4/17/2020 (a)(b)	100,000	89,700
MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 5.55%, 10/28/2020 (b)	100,000	95,763
Mobile Telesystems OJSC via MTS International Funding, Ltd. 5.00%, 5/30/2023 (b)	100,000	84,300
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (b)	100,000	78,250
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (b)	100,000	78,750

		529,247

ISRAEL — 1.0%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (b)(c)	100,000	106,500
Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/2022 (a)	$100,000	99,798

		206,298

IVORY COAST — 1.1%
Fibria Overseas Finance, Ltd. 5.25%, 5/12/2024	100,000	99,250
Saudi Electricity Global Sukuk Co. 3 5.50%, 4/8/2044 (b)	125,000	135,913

		235,163

JAMAICA — 0.9%
Digicel, Ltd. 6.00%, 4/15/2021 (b)	200,000	190,000

KAZAKHSTAN — 1.5%
KazMunayGas Finance Sub BV 6.38%, 4/9/2021 (b)	200,000	199,400
KazMunayGas National Co. JSC 7.00%, 5/5/2020 (b)	100,000	101,566

		300,966

LUXEMBOURG — 6.1%
ALROSA Finance SA 7.75%, 11/3/2020 (b)	50,000	49,754
CSN Resources SA 6.50%, 7/21/2020 (a)(b)	100,000	88,000
Evraz Group SA 9.50%, 4/24/2018 (b)	100,000	101,662
Gazprom Neft OAO Via GPN Capital SA 4.38%, 9/19/2022 (b)	100,000	80,000
Gazprom OAO Via Gaz Capital SA:
6.51%, 3/7/2022 (b)	100,000	96,612
7.29%, 8/16/2037 (b)	100,000	97,460
9.25%, 4/23/2019 (b)	200,000	214,820
Russian Agricultural Bank OJSC Via RSHB Capital SA 5.10%, 7/25/2018 (b)	150,000	137,745
Sberbank of Russia Via SB Capital SA 6.13%, 2/7/2022 (b)	100,000	92,872
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (b)	100,000	101,000
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (b)	200,000	194,088

		1,254,013

MALAYSIA — 1.0%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (b)	175,000	196,312

MAURITIUS — 0.5%
MTN Mauritius Investments, Ltd. 4.76%, 11/11/2024 (a)(b)	100,000	100,450

MEXICO — 11.8%
Alfa SAB de CV:
5.25%, 3/25/2024 (a)(b)	50,000	53,225
6.88%, 3/25/2044 (b)	25,000	27,513
America Movil SAB de CV:
4.38%, 7/16/2042 (a)	50,000	49,993
5.00%, 3/30/2020	200,000	226,644
6.13%, 3/30/2040 (a)	125,000	154,976
Banco Inbursa SA Institucion de Banca Multiple 4.13%, 6/6/2024 (b)	50,000	49,250

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.13%, 11/9/2022 (a)(b)	$100,000	$101,875
BBVA Bancomer SA 4.38%, 4/10/2024 (a)(b)	50,000	51,813
Cemex SAB de CV 5.70%, 1/11/2025 (b)	250,000	246,625
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	50,000	53,752
Comision Federal de Electricidad:
4.88%, 1/15/2024 (b)	50,000	53,250
5.75%, 2/14/2042 (a)(b)	50,000	55,500
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	50,000	49,042
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (b)	100,000	107,820
Grupo Televisa SA 6.63%, 3/18/2025 (a)	100,000	125,699
Petroleos Mexicanos:
3.50%, 7/23/2020 (a)(b)	175,000	178,938
3.50%, 1/30/2023 (a)	50,000	48,825
4.25%, 1/15/2025 (b)	75,000	76,016
5.50%, 1/21/2021 (a)	200,000	219,500
5.50%, 6/27/2044 (b)	75,000	75,656
5.63%, 1/23/2046 (a)(b)	25,000	25,375
6.50%, 6/2/2041 (a)	335,000	379,387

		2,410,674

MOROCCO — 0.5%
OCP SA 5.63%, 4/25/2024 (b)(c)	100,000	108,750

NETHERLANDS — 7.3%
Bharti Airtel International Netherlands BV 5.13%, 3/11/2023 (b)	100,000	108,077
CIMPOR Financial Operations BV 5.75%, 7/17/2024 (a)(b)	100,000	83,000
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (b)	50,000	45,760
Lukoil International Finance BV:
6.13%, 11/9/2020 (b)	100,000	96,250
7.25%, 11/5/2019 (b)	100,000	101,990
Majapahit Holding BV 7.75%, 1/20/2020 (b)	150,000	176,850
Myriad International Holdings BV 6.00%, 7/18/2020 (b)	100,000	110,250
Petrobras Global Finance BV:
3.25%, 3/17/2017	100,000	92,250
4.38%, 5/20/2023 (a)	200,000	171,020
4.88%, 3/17/2020 (a)	200,000	179,600
5.63%, 5/20/2043	50,000	40,495
7.25%, 3/17/2044 (a)	50,000	46,949
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)(b)	200,000	189,750
VTR Finance BV 6.88%, 1/15/2024 (a)(b)	50,000	51,875

		1,494,116

PERU — 1.3%
Banco de Credito del Peru 4.25%, 4/1/2023 (b)	54,000	55,180
Banco Internacional del Peru SAA 5.75%, 10/7/2020 (b)	$100,000	109,250
BBVA Banco Continental SA 3.25%, 4/8/2018 (b)	100,000	102,750

		267,180

QATAR — 0.7%
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020 (b)	123,880	133,140

SINGAPORE — 0.2%
DBS Bank, Ltd. 2.38%, 9/14/2015	50,000	50,377

SOUTH AFRICA — 1.6%
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022	150,000	141,377
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)(b)	100,000	96,520
Transnet SOC, Ltd. 4.00%, 7/26/2022 (b)	100,000	97,322

		335,219

SOUTH KOREA — 4.7%
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (b)	100,000	103,744
Korea Gas Corp. 2.88%, 7/29/2018 (b)	125,000	128,765
Korea Hydro & Nuclear Power Co., Ltd.
2.88%, 10/2/2018 (b)	150,000	154,597
Korea National Oil Corp.
3.13%, 4/3/2017 (b)	150,000	154,380
Korea Western Power Co., Ltd.
3.13%, 5/10/2017 (b)	100,000	102,837
NongHyup Bank
2.25%, 9/19/2017 (b)	100,000	101,032
POSCO
4.25%, 10/28/2020 (b)	100,000	107,878
Woori Bank Co., Ltd.
2.88%, 10/2/2018 (b)	100,000	102,607

		955,840

THAILAND — 2.0%
Bangkok Bank PCL
3.88%, 9/27/2022 (b)	100,000	104,732
PTT Exploration & Production PCL
3.71%, 9/16/2018 (b)	100,000	104,332
Siam Commercial Bank PCL
3.50%, 4/7/2019 (b)	200,000	207,209

		416,273

TRINIDAD AND TOBAGO — 0.4%
Petroleum Co. of Trinidad & Tobago, Ltd. 9.75%, 8/14/2019 (b)	75,000	88,969

TURKEY — 3.0%
Akbank TAS 4.00%, 1/24/2020 (b)	125,000	121,937
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (b)	100,000	102,780
Turkiye Halk Bankasi AS 3.88%, 2/5/2020 (b)	100,000	95,250
Turkiye Is Bankasi 5.50%, 4/21/2019 (b)	100,000	103,087

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Turkiye Vakiflar Bankasi Tao 5.00%, 10/31/2018 (b)	$100,000	$101,400
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (b)	100,000	96,350

		620,804

UNITED ARAB EMIRATES — 2.9%
Abu Dhabi National Energy Co. PJSC 5.88%, 12/13/2021 (b)	250,000	291,875
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (b)	57,140	62,425
DP World, Ltd. 6.85%, 7/2/2037 (a)(b)	100,000	113,209
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (b)	100,000	122,250

		589,759

UNITED KINGDOM — 1.1%
Sasol Financing International PLC 4.50%, 11/14/2022 (a)	100,000	99,250
Vedanta Resources PLC:
6.00%, 1/31/2019 (b)	50,000	44,550
8.25%, 6/7/2021 (a)(b)	100,000	90,750

		234,550

UNITED STATES — 3.9%
Hyundai Capital America 2.13%, 10/2/2017 (b)	125,000	126,234
JBS USA LLC/JBS USA Finance, Inc.:
5.88%, 7/15/2024 (b)	100,000	101,250
7.25%, 6/1/2021 (b)	75,000	79,219
Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (b)	150,000	160,091
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/2024 (a)(b)	125,000	114,109
Southern Copper Corp.:
5.25%, 11/8/2042 (a)	50,000	45,578
6.75%, 4/16/2040 (a)	100,000	106,610
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	50,000	63,534

		796,625

VENEZUELA — 1.8%
Petroleos de Venezuela SA:
6.00%, 5/16/2024 (b)	250,000	80,313
6.00%, 11/15/2026 (b)	100,000	31,150
8.50%, 11/2/2017 (b)	200,000	132,000
9.00%, 11/17/2021 (b)	100,000	37,100
12.75%, 2/17/2022 (b)	200,000	92,585

		373,148

TOTAL CORPORATE BONDS & NOTES —
(Cost $20,834,472)		20,113,259

	Shares
SHORT TERM INVESTMENTS — 14.5%
MONEY MARKET FUNDS — 14.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,898,558	2,898,558
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	65,259	65,259

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $2,963,817)		2,963,817

TOTAL INVESTMENTS — 112.8% (h)
(Cost $23,798,289)		23,077,076
OTHER ASSETS & LIABILITIES — (12.8)%		(2,613,672)

NET ASSETS — 100.0%		$20,463,404

(a)	A portion of the security was on loan at March 31, 2015.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 75.7% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
ULC = Unlimited Liability Corporation

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 1.2%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	$50,000	$58,016
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)(b)	50,000	50,000
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	50,000	53,750
KLX, Inc. 5.88%, 12/1/2022 (a)(b)	50,000	49,875
L-3 Communications Corp.:
4.75%, 7/15/2020	25,000	27,252
5.20%, 10/15/2019	25,000	27,767
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (a)	100,000	111,250
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	25,774
4.75%, 6/1/2043	25,000	28,203
Textron, Inc. 3.88%, 3/1/2025	50,000	51,653
Triumph Group, Inc. 4.88%, 4/1/2021 (b)	50,000	48,875

		532,415

AIR FREIGHT & LOGISTICS — 0.4%
FedEx Corp.:
3.90%, 2/1/2035	50,000	50,352
4.90%, 1/15/2034	50,000	56,300
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.88%, 7/17/2018 (a)(b)	75,000	76,715

		183,367

AIRLINES — 0.1%
Southwest Airlines Co. 5.75%, 12/15/2016	50,000	53,612

AUTO COMPONENTS — 0.6%
Dana Holding Corp.:
5.38%, 9/15/2021 (b)	50,000	52,000
5.50%, 12/15/2024	25,000	25,750
Delphi Corp. 5.00%, 2/15/2023	50,000	53,625
Johnson Controls, Inc.:
4.63%, 7/2/2044	25,000	26,813
5.50%, 1/15/2016	50,000	51,825
Lear Corp. 4.75%, 1/15/2023	50,000	50,250
Tenneco, Inc. 6.88%, 12/15/2020	25,000	26,500

		286,763

AUTOMOBILES — 1.1%
Ford Motor Co.:
4.75%, 1/15/2043	50,000	54,669
7.45%, 7/16/2031	50,000	69,030
General Motors Co.:
3.50%, 10/2/2018	100,000	102,456
4.88%, 10/2/2023 (b)	50,000	54,136
6.25%, 10/2/2043	100,000	122,506
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)(b)	75,000	78,937

		481,734

BANKS — 3.8%
Barclays Bank PLC 6.05%, 12/4/2017 (a)	100,000	110,073
BBVA US Senior SAU 4.66%, 10/9/2015	25,000	25,481
CIT Group, Inc.:
3.88%, 2/19/2019	100,000	99,000
4.25%, 8/15/2017	100,000	101,250
5.00%, 8/15/2022	75,000	76,969
5.25%, 3/15/2018 (b)	100,000	103,500
Credit Suisse of New York, NY 5.40%, 1/14/2020	50,000	56,359
Discover Bank/Greenwood DE 2.00%, 2/21/2018	25,000	25,028
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	50,000	51,216
Eksportfinans ASA:
2.00%, 9/15/2015	50,000	50,083
5.50%, 5/25/2016	75,000	77,842
Fifth Third Bancorp 8.25%, 3/1/2038	25,000	37,513
First Horizon National Corp. 5.38%, 12/15/2015	50,000	51,290
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	50,000	52,459
6.50%, 2/24/2021 (a)(b)	100,000	118,776
KeyCorp 5.10%, 3/24/2021 (b)	50,000	56,788
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)	75,000	88,115
Regions Financial Corp. 7.38%, 12/10/2037	25,000	32,718
Royal Bank of Scotland Group PLC:
6.00%, 12/19/2023 (b)	100,000	111,234
6.13%, 12/15/2022 (b)	200,000	225,219
Royal Bank of Scotland PLC 1.88%, 3/31/2017	50,000	49,928
SunTrust Banks, Inc. 6.00%, 9/11/2017	50,000	55,295
Synovus Financial Corp. 7.88%, 2/15/2019	50,000	56,000

		1,712,136

BEVERAGES — 0.9%
Beam Suntory, Inc. 5.38%, 1/15/2016	50,000	51,662
Constellation Brands, Inc.:
3.88%, 11/15/2019 (b)	100,000	103,000
4.25%, 5/1/2023 (b)	50,000	51,437
6.00%, 5/1/2022 (b)	50,000	57,000
Dr. Pepper Snapple Group, Inc. 6.82%, 5/1/2018	25,000	28,829
Heineken NV 1.40%, 10/1/2017 (a)	50,000	50,246
Molson Coors Brewing Co. 3.50%, 5/1/2022 (b)	25,000	25,776
Pernod-Ricard SA:
2.95%, 1/15/2017 (a)	25,000	25,714

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.50%, 1/15/2042 (a)(b)	$25,000	$30,247

		423,911

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.20%, 5/22/2019	50,000	50,646
2.30%, 6/15/2016	50,000	50,750
3.63%, 5/15/2022 (b)	50,000	52,945
6.40%, 2/1/2039	100,000	129,709
Celgene Corp.:
3.25%, 8/15/2022	50,000	51,120
4.63%, 5/15/2044	25,000	26,593
Life Technologies Corp. 6.00%, 3/1/2020	25,000	28,872

		390,635

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	25,000	26,663

BUILDING PRODUCTS — 1.0%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	50,000	53,125
Hanson PLC 6.13%, 8/15/2016	50,000	52,625
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/2019 (a)(b)	50,000	57,730
Lafarge SA 7.13%, 7/15/2036 (b)	50,000	65,000
Louisiana-Pacific Corp. 7.50%, 6/1/2020 (b)	25,000	26,687
Masco Corp. 5.95%, 3/15/2022	100,000	112,250
Owens Corning 4.20%, 12/15/2022	50,000	52,178
USG Corp. 5.88%, 11/1/2021 (a)	25,000	26,563

		446,158

CAPITAL MARKETS — 0.8%
Eksportfinans ASA 2.38%, 5/25/2016	50,000	50,178
Goldman Sachs Group, Inc.:
5.63%, 1/15/2017	50,000	53,614
6.75%, 10/1/2037	75,000	98,479
Jefferies Group LLC:
5.13%, 1/20/2023	25,000	25,950
6.50%, 1/20/2043	25,000	24,875
Morgan Stanley:
4.88%, 11/1/2022	50,000	54,608
5.00%, 11/24/2025 (b)	50,000	55,233

		362,937

CHEMICALS — 2.4%
Agrium, Inc. 4.90%, 6/1/2043	25,000	26,744
Albemarle Corp. 4.15%, 12/1/2024	25,000	25,928
Ashland, Inc.:
3.00%, 3/15/2016	50,000	50,500
4.75%, 8/15/2022	75,000	76,125
Celanese US Holdings LLC 4.63%, 11/15/2022 (b)	50,000	50,375
CF Industries, Inc.:
3.45%, 6/1/2023 (b)	25,000	25,231
4.95%, 6/1/2043	25,000	26,420
Dow Chemical Co.:
2.50%, 2/15/2016	50,000	50,743
3.50%, 10/1/2024 (b)	50,000	50,775
4.25%, 11/15/2020	25,000	27,424
4.38%, 11/15/2042 (b)	50,000	50,169
Eagle Spinco, Inc. 4.63%, 2/15/2021 (b)	50,000	49,438
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	50,723
3.60%, 8/15/2022 (b)	25,000	25,988
Ecolab, Inc. 3.00%, 12/8/2016 (b)	50,000	51,553
Ineos Finance PLC 8.38%, 2/15/2019 (a)(b)	50,000	53,160
LYB International Finance BV 5.25%, 7/15/2043	50,000	55,718
LyondellBasell Industries NV
5.00%, 4/15/2019	50,000	55,138
Mosaic Co.
5.63%, 11/15/2043	50,000	59,376
NOVA Chemicals Corp.
5.25%, 8/1/2023 (a)	50,000	52,250
PolyOne Corp.
7.38%, 9/15/2020 (b)	25,000	26,375
Rockwood Specialties Group, Inc.
4.63%, 10/15/2020	25,000	26,031
Rohm & Haas Co.
7.85%, 7/15/2029	25,000	35,527
Westlake Chemical Corp.
3.60%, 7/15/2022 (b)	28,000	28,261
WR Grace & Co. 5.13%, 10/1/2021 (a)	50,000	51,875

		1,081,847

COMMERCIAL SERVICES & SUPPLIES — 1.8%
ACCO Brands Corp. 6.75%, 4/30/2020 (b)	25,000	26,188
ADT Corp.:
3.50%, 7/15/2022 (b)	75,000	68,250
4.13%, 4/15/2019 (b)	75,000	76,406
4.88%, 7/15/2042	50,000	40,000
Clean Harbors, Inc. 5.25%, 8/1/2020 (b)	50,000	51,125
ERAC USA Finance LLC:
2.35%, 10/15/2019 (a)	25,000	25,127
7.00%, 10/15/2037 (a)	50,000	67,423
FTI Consulting, Inc. 6.75%, 10/1/2020 (b)	25,000	26,375
Iron Mountain, Inc. 6.00%, 8/15/2023 (b)	25,000	26,312
Moody’s Corp. 2.75%, 7/15/2019	50,000	51,112
Pitney Bowes, Inc. 4.63%, 3/15/2024	50,000	52,448
Republic Services, Inc. 3.55%, 6/1/2022	75,000	78,476
RR Donnelley & Sons Co. 6.50%, 11/15/2023 (b)	75,000	79,687

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Service Corp. International 5.38%, 5/15/2024	$50,000	$52,250
Waste Management, Inc. 3.50%, 5/15/2024	50,000	52,054
Western Union Co. 2.88%, 12/10/2017	50,000	51,681

		824,914

COMPUTERS (PERIPHERALS) — 0.1%
Seagate HDD Cayman 4.75%, 1/1/2025 (a)(b)	50,000	51,775

CONSTRUCTION & ENGINEERING — 0.1%
AECOM 5.75%, 10/15/2022 (a)	50,000	51,750

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	60,000

CONSUMER FINANCE — 0.3%
Discover Financial Services 3.95%, 11/6/2024	50,000	51,420
Navient LLC 6.13%, 3/25/2024 (b)	75,000	72,000

		123,420

CONTAINERS & PACKAGING — 1.0%
Ball Corp. 5.00%, 3/15/2022 (b)	75,000	78,375
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	50,000	52,688
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	50,000	50,438
Graphic Packaging International, Inc. 4.88%, 11/15/2022 (b)	50,000	51,875
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016 (b)	50,000	52,900
Packaging Corp. of America 4.50%, 11/1/2023	50,000	53,847
Rock Tenn Co. 4.90%, 3/1/2022	50,000	55,098
Sealed Air Corp. 6.50%, 12/1/2020 (a)(b)	66,000	73,425

		468,646

DISTRIBUTORS — 0.1%
Glencore Funding LLC 4.13%, 5/30/2023 (a)(b)	50,000	50,920

DIVERSIFIED CONSUMER SERVICES — 0.1%
Service Corp. International 5.38%, 1/15/2022 (b)	25,000	26,125

DIVERSIFIED FINANCIAL SERVICES — 9.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 3.75%, 5/15/2019 (a)	50,000	50,234
Air Lease Corp. 5.63%, 4/1/2017 (b)	50,000	53,437
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	26,125
6.25%, 12/1/2019	60,000	65,963
Ally Financial, Inc.:
2.75%, 1/30/2017	200,000	199,262
3.50%, 1/27/2019	105,000	103,687
4.63%, 6/26/2015	100,000	100,500
5.13%, 9/30/2024 (b)	100,000	103,125
5.50%, 2/15/2017	100,000	104,000
8.00%, 11/1/2031 (b)	150,000	187,500
Bank of America Corp.:
4.20%, 8/26/2024 (b)	100,000	103,457
4.25%, 10/22/2026	100,000	103,234
5.42%, 3/15/2017	100,000	106,809
Capital One Financial Corp. 3.75%, 4/24/2024	50,000	51,895
Citigroup, Inc.:
4.30%, 11/20/2026 (b)	100,000	103,429
4.88%, 5/7/2015	50,000	50,176
5.30%, 5/6/2044	25,000	28,101
5.50%, 9/13/2025	25,000	28,335
6.13%, 8/25/2036	50,000	60,550
CNH Industrial Capital LLC:
3.88%, 11/1/2015	29,000	29,217
6.25%, 11/1/2016	100,000	105,250
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	23,938
Denali Borrower LLC/Denali Finance Corp. 5.63%, 10/15/2020 (a)	150,000	158,550
Ford Motor Credit Co. LLC:
4.25%, 2/3/2017	100,000	105,006
5.63%, 9/15/2015	75,000	76,569
6.63%, 8/15/2017 (b)	100,000	111,056
12.00%, 5/15/2015	45,000	45,553
FS Investment Corp. 4.00%, 7/15/2019	50,000	50,802
General Motors Financial Co., Inc.:
2.75%, 5/15/2016	75,000	75,837
4.00%, 1/15/2025	100,000	101,992
4.38%, 9/25/2021 (b)	75,000	79,657
4.75%, 8/15/2017	50,000	52,660
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/2017 (b)	50,000	50,375
4.88%, 3/15/2019	25,000	25,469
5.88%, 2/1/2022 (b)	75,000	77,250
6.00%, 8/1/2020	50,000	51,940
International Lease Finance Corp.:
3.88%, 4/15/2018	100,000	101,500
4.63%, 4/15/2021 (b)	50,000	51,750
4.88%, 4/1/2015	150,000	150,000
5.88%, 4/1/2019 (b)	50,000	54,250
5.88%, 8/15/2022 (b)	125,000	138,750
8.75%, 3/15/2017	50,000	55,250
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	47,250
Leucadia National Corp. 8.13%, 9/15/2015 (b)	100,000	102,931
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	60,285
Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	25,000	27,345

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Navient Corp.:
6.00%, 1/25/2017	$200,000	$210,375
6.25%, 1/25/2016	84,000	86,520
8.00%, 3/25/2020	200,000	222,020
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 3/15/2020 (a)	50,000	52,125
Nomura Holdings, Inc. 6.70%, 3/4/2020	50,000	59,806
NRG Yield Operating LLC 5.38%, 8/15/2024 (a)	50,000	52,000
ORIX Corp. 4.71%, 4/27/2015 (b)	50,000	50,115
Synchrony Financial 4.25%, 8/15/2024 (b)	25,000	26,145

		4,399,357

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.8%
AT&T, Inc.:
2.38%, 11/27/2018	200,000	202,574
3.90%, 3/11/2024 (b)	100,000	104,652
5.55%, 8/15/2041	100,000	112,464
British Telecommunications PLC 9.63%, 12/15/2030	50,000	82,464
CenturyLink, Inc.:
5.63%, 4/1/2020 (b)	150,000	157,500
5.80%, 3/15/2022	50,000	52,063
7.65%, 3/15/2042 (b)	100,000	102,250
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	101,737
Frontier Communications Corp.:
6.88%, 1/15/2025	100,000	99,000
7.63%, 4/15/2024	50,000	52,063
8.25%, 4/15/2017	50,000	55,062
8.50%, 4/15/2020	125,000	140,312
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	100,000	100,000
Koninklijke KPN NV 7.00%, 3/28/2073 (a)(b)(c)	50,000	53,940
Motorola Solutions, Inc. 4.00%, 9/1/2024	50,000	51,666
Qwest Corp. 6.50%, 6/1/2017 (b)	50,000	54,496
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	53,750
Softbank Corp. 4.50%, 4/15/2020 (a)(b)	100,000	102,125
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)	125,000	137,812
T-Mobile USA, Inc.:
6.50%, 1/15/2024	50,000	52,250
6.63%, 11/15/2020	100,000	104,500
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	75,000	80,062
Verizon Communications, Inc.:
2.50%, 9/15/2016	69,000	70,468
4.27%, 1/15/2036 (a)	57,000	56,564
4.50%, 9/15/2020	125,000	138,034
4.52%, 9/15/2048 (a)	59,000	58,732
4.67%, 3/15/2055 (a)	116,632	114,223
4.86%, 8/21/2046	50,000	52,347
5.01%, 8/21/2054	50,000	51,880
5.05%, 3/15/2034 (b)	75,000	81,438
5.15%, 9/15/2023	150,000	171,973
6.40%, 9/15/2033	54,000	67,400
6.55%, 9/15/2043	63,000	82,036
Virgin Media Secured Finance PLC 5.38%, 4/15/2021 (a)(b)	50,000	52,437

		3,050,274

ELECTRIC UTILITIES — 4.5%
AEP Texas Central Co. 6.65%, 2/15/2033	50,000	66,846
AES Corp.:
4.88%, 5/15/2023 (b)	50,000	48,750
5.50%, 3/15/2024	50,000	49,875
7.38%, 7/1/2021	50,000	55,500
8.00%, 10/15/2017	7,000	8,094
Calpine Corp. 7.88%, 1/15/2023 (a)	72,000	79,574
Dominion Resources, Inc.:
1.40%, 9/15/2017 (b)	50,000	50,061
1.95%, 8/15/2016	25,000	25,297
4.05%, 9/15/2042 (b)	25,000	25,297
DPL, Inc. 7.25%, 10/15/2021	50,000	53,125
Duke Energy Corp.:
2.10%, 6/15/2018	25,000	25,478
3.75%, 4/15/2024	25,000	26,760
EDP Finance BV 4.13%, 1/15/2020 (a)	150,000	155,250
Enel Finance International NV:
5.13%, 10/7/2019 (a)	75,000	83,889
6.00%, 10/7/2039 (a)	50,000	60,699
Eversource Energy 1.45%, 5/1/2018	50,000	49,654
Exelon Generation Co. LLC:
5.60%, 6/15/2042	50,000	57,214
6.20%, 10/1/2017 (b)	50,000	55,385
FirstEnergy Corp.:
2.75%, 3/15/2018	50,000	51,205
4.25%, 3/15/2023	75,000	78,502
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	50,000	52,772
Kansas City Power & Light Co. 3.15%, 3/15/2023	25,000	25,211
Monongahela Power Co. 5.40%, 12/15/2043 (a)	25,000	30,654
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	50,000	50,003
Nisource Finance Corp. 5.65%, 2/1/2045	50,000	63,772
NV Energy, Inc. 6.25%, 11/15/2020	25,000	29,671
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	50,000	53,261
4.45%, 4/15/2042 (b)	75,000	82,406
5.40%, 1/15/2040	25,000	30,792
5.80%, 3/1/2037	25,000	31,744
PPL Capital Funding, Inc.:
3.40%, 6/1/2023	50,000	51,842
4.20%, 6/15/2022 (b)	40,000	43,571

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

PPL Energy Supply LLC 4.60%, 12/15/2021 (b)	$100,000	$91,739
Progress Energy, Inc. 7.75%, 3/1/2031 (b)	25,000	36,181
PSEG Power LLC 5.32%, 9/15/2016	50,000	53,013
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	29,083
Southwestern Electric Power Co. 5.55%, 1/15/2017	50,000	53,890
Toledo Edison Co. 6.15%, 5/15/2037	50,000	62,382
Xcel Energy, Inc. 4.80%, 9/15/2041	25,000	28,971

		2,007,413

ELECTRICAL EQUIPMENT — 0.3%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	25,635
Jabil Circuit, Inc. 4.70%, 9/15/2022 (b)	50,000	51,750
Roper Industries, Inc. 2.05%, 10/1/2018 (b)	50,000	50,161

		127,546

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. 2.55%, 1/30/2019	50,000	50,918
Anixter, Inc. 5.13%, 10/1/2021	50,000	51,375
Avnet, Inc. 6.00%, 9/1/2015	25,000	25,496
Flextronics International, Ltd. 5.00%, 2/15/2023 (b)	50,000	52,375
Rexel SA 5.25%, 6/15/2020 (a)	50,000	52,437

		232,601

ENERGY EQUIPMENT & SERVICES — 0.4%
Cameron International Corp. 1.40%, 6/15/2017	50,000	49,265
Nabors Industries, Inc. 4.63%, 9/15/2021 (b)	50,000	48,120
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	50,000	43,949
6.50%, 8/1/2036	25,000	22,880

		164,214

FOOD & STAPLES RETAILING — 0.8%
CVS Health Corp.:
2.75%, 12/1/2022	25,000	25,118
5.30%, 12/5/2043	50,000	61,082
5.75%, 6/1/2017	50,000	54,907
Kroger Co.:
3.90%, 10/1/2015	50,000	50,768
4.00%, 2/1/2024	50,000	53,874
5.15%, 8/1/2043 (b)	25,000	29,524
Walgreen Co. 1.80%, 9/15/2017	75,000	75,773

		351,046

FOOD PRODUCTS — 2.4%
Bunge, Ltd. 8.50%, 6/15/2019	50,000	61,612
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	25,000	24,438
Campbell Soup Co. 4.25%, 4/15/2021 (b)	25,000	27,328
ConAgra Foods, Inc.:
1.90%, 1/25/2018	50,000	50,062
3.20%, 1/25/2023 (b)	25,000	24,610
4.65%, 1/25/2043	25,000	25,082
Darling Ingredients, Inc. 5.38%, 1/15/2022	25,000	25,188
General Mills, Inc.:
5.40%, 6/15/2040 (b)	50,000	59,370
5.70%, 2/15/2017	25,000	27,096
HJ Heinz Co.:
4.25%, 10/15/2020	100,000	102,600
4.88%, 2/15/2025 (a)	100,000	108,375
HRG Group, Inc. 7.88%, 7/15/2019	50,000	52,625
JM Smucker Co. 4.25%, 3/15/2035 (a)	50,000	51,996
Kellogg Co.:
1.13%, 5/15/2015	25,000	25,017
7.45%, 4/1/2031	50,000	67,455
Kraft Foods Group, Inc.:
3.50%, 6/6/2022	25,000	25,867
5.00%, 6/4/2042 (b)	50,000	55,331
6.13%, 8/23/2018	25,000	28,386
Mondelez International, Inc.:
5.38%, 2/10/2020	100,000	114,588
6.50%, 2/9/2040	25,000	34,301
Tyson Foods, Inc. 2.65%, 8/15/2019	50,000	51,197
Wm Wrigley Jr Co. 2.40%, 10/21/2018 (a)	25,000	25,448

		1,067,972

GAS UTILITIES — 0.1%
AGL Capital Corp. 4.40%, 6/1/2043 (b)	25,000	27,110
National Fuel Gas Co. 4.90%, 12/1/2021	25,000	27,476

		54,586

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Becton Dickinson and Co. 3.13%, 11/8/2021	100,000	102,720
Boston Scientific Corp. 6.25%, 11/15/2015	50,000	51,560
Fresenius US Finance II, Inc. 4.25%, 2/1/2021 (a)	50,000	51,250
Zimmer Holdings, Inc. 4.25%, 8/15/2035	50,000	51,504

		257,034

HEALTH CARE PROVIDERS & SERVICES — 3.8%
AmerisourceBergen Corp. 1.15%, 5/15/2017	25,000	24,913
Anthem, Inc.:
2.25%, 8/15/2019	25,000	25,113

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

3.13%, 5/15/2022 (b)	$25,000	$25,344
3.50%, 8/15/2024	50,000	51,260
4.65%, 1/15/2043	50,000	54,197
4.65%, 8/15/2044	25,000	27,523
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6.00%, 10/15/2021 (c)	50,000	53,500
Cardinal Health, Inc. 1.70%, 3/15/2018	25,000	25,041
Centene Corp. 4.75%, 5/15/2022	25,000	25,937
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	50,000	51,562
5.13%, 8/1/2021	50,000	51,500
Express Scripts Holding Co. 2.25%, 6/15/2019	50,000	50,225
Fresenius Medical Care US Finance II, Inc.:
4.13%, 10/15/2020 (a)	50,000	50,844
5.63%, 7/31/2019 (a)	50,000	54,275
5.88%, 1/31/2022 (a)	50,000	55,000
HCA, Inc.:
3.75%, 3/15/2019 (b)	50,000	50,672
4.75%, 5/1/2023	125,000	129,687
5.00%, 3/15/2024	50,000	53,000
5.25%, 4/15/2025	75,000	81,000
6.50%, 2/15/2020 (b)	100,000	112,600
HealthSouth Corp. 5.75%, 11/1/2024 (b)	50,000	52,000
Humana, Inc.:
2.63%, 10/1/2019	25,000	25,488
4.63%, 12/1/2042	25,000	26,034
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	52,198
Lifepoint Hospitals, Inc. 5.50%, 12/1/2021	50,000	52,375
McKesson Corp. 4.88%, 3/15/2044	25,000	28,690
Omnicare, Inc. 5.00%, 12/1/2024 (b)	25,000	26,125
Quest Diagnostics, Inc.:
4.70%, 4/1/2021	25,000	27,570
5.45%, 11/1/2015	50,000	51,435
Tenet Healthcare Corp.:
4.38%, 10/1/2021 (b)	50,000	48,875
4.75%, 6/1/2020 (b)	75,000	76,008
6.00%, 10/1/2020	75,000	79,500
Universal Health Services, Inc. 3.75%, 8/1/2019 (a)	50,000	51,000
WellCare Health Plans, Inc. 5.75%, 11/15/2020 (b)	50,000	52,500

		1,702,991

HOTELS, RESTAURANTS & LEISURE — 1.1%
Carnival Corp. 1.88%, 12/15/2017	25,000	25,089
Choice Hotels International, Inc. 5.75%, 7/1/2022 (b)	25,000	27,125
Cleopatra Finance, Ltd. 6.25%, 2/15/2022 (a)	150,000	146,625
Marriott International, Inc. 3.38%, 10/15/2020	25,000	26,182
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)(b)	50,000	51,125
Starwood Hotels & Resorts Worldwide, Inc. 3.75%, 3/15/2025	25,000	25,657
Wyndham Worldwide Corp. 2.50%, 3/1/2018	50,000	50,210
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022	100,000	103,500
Yum! Brands, Inc. 3.88%, 11/1/2020 (b)	50,000	53,230

		508,743

HOUSEHOLD DURABLES — 1.3%
DR Horton, Inc.:
3.75%, 3/1/2019 (b)	50,000	50,625
4.75%, 2/15/2023	50,000	50,875
Lennar Corp.:
4.50%, 11/15/2019 (b)	100,000	102,750
4.75%, 12/15/2017 (b)	25,000	26,000
4.75%, 11/15/2022 (b)	50,000	50,875
MDC Holdings, Inc. 5.50%, 1/15/2024 (b)	25,000	24,375
Newell Rubbermaid, Inc.:
2.88%, 12/1/2019	25,000	25,477
4.00%, 12/1/2024	50,000	52,688
PulteGroup, Inc.
6.38%, 5/15/2033 (c)	50,000	51,750
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	54,125
6.75%, 11/1/2019	50,000	56,500
Whirlpool Corp.
4.00%, 3/1/2024 (b)	25,000	26,381

		572,421

HOUSEHOLD PRODUCTS — 0.1%
Clorox Co.
3.50%, 12/15/2024	25,000	25,445

INDUSTRIAL CONGLOMERATES — 0.1%
Pentair Finance SA 3.15%, 9/15/2022	50,000	49,608

INSURANCE — 3.4%
Allstate Corp. 5.75%, 8/15/2053	50,000	54,437
American International Group, Inc.:
4.13%, 2/15/2024	50,000	54,126
5.85%, 1/16/2018	100,000	111,714
6.25%, 5/1/2036	50,000	65,166
Aon Corp. 3.13%, 5/27/2016	50,000	51,276
Aon PLC 4.45%, 5/24/2043	25,000	25,965
AXA SA 8.60%, 12/15/2030 (c)	50,000	69,750
CNA Financial Corp. 3.95%, 5/15/2024	25,000	25,910
Genworth Financial, Inc.:
7.20%, 2/15/2021 (b)	50,000	51,938
7.70%, 6/15/2020 (b)	100,000	106,250

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Genworth Holdings, Inc. 4.80%, 2/15/2024	$25,000	$21,031
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	26,526
5.13%, 4/15/2022	25,000	28,488
5.38%, 3/15/2017	50,000	53,685
Liberty Mutual Group, Inc.:
4.85%, 8/1/2044 (a)	50,000	54,219
4.95%, 5/1/2022 (a)	75,000	82,848
7.80%, 3/15/2037 (a)	25,000	30,563
Lincoln National Corp. 6.15%, 4/7/2036	50,000	61,770
Marsh & McLennan Cos, Inc. 3.50%, 6/3/2024	50,000	51,589
MetLife, Inc. 6.40%, 12/15/2066 (b)	50,000	59,250
Nationwide Financial Services, Inc., Series S 5.38%, 3/25/2021 (a)	25,000	28,157
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	57,188
Principal Financial Group, Inc. 3.30%, 9/15/2022	50,000	51,147
Prudential Financial, Inc. 5.20%, 3/15/2044 (b)(c)	50,000	50,900
Voya Financial, Inc. 5.50%, 7/15/2022 (b)	50,000	57,780
WR Berkley Corp. 4.63%, 3/15/2022	50,000	54,365
XLIT, Ltd. 5.75%, 10/1/2021	50,000	58,817
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)(b)	75,000	81,034

		1,525,889

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 7.46%, 8/15/2018	50,000	57,856

INTERNET SOFTWARE & SERVICES — 0.5%
Equinix, Inc.:
4.88%, 4/1/2020	50,000	51,625
5.38%, 4/1/2023 (b)	50,000	51,900
IAC/InterActiveCorp. 4.88%, 11/30/2018 (b)	50,000	51,500
VeriSign, Inc. 4.63%, 5/1/2023	50,000	49,875

		204,900

IT SERVICES — 0.7%
First Data Corp.:
6.75%, 11/1/2020 (a)	100,000	106,500
7.38%, 6/15/2019 (a)	50,000	52,250
Fiserv, Inc. 3.50%, 10/1/2022	25,000	25,760
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	49,771
Xerox Corp.:
4.50%, 5/15/2021	50,000	54,257
6.35%, 5/15/2018	25,000	28,234

		316,772

LEISURE PRODUCTS — 0.2%
Mattel, Inc. 2.35%, 5/6/2019	25,000	24,935
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022 (b)	50,000	53,125

		78,060

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016	25,000	25,507
3.60%, 8/15/2021	25,000	26,095
5.30%, 2/1/2044	50,000	59,722

		111,324

MACHINERY — 0.9%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	50,000	50,000
Case New Holland, Inc. 7.88%, 12/1/2017 (b)	100,000	110,780
Eaton Corp.:
1.50%, 11/2/2017	25,000	25,095
2.75%, 11/2/2022	25,000	25,052
4.00%, 11/2/2032	25,000	26,282
Harsco Corp. 2.70%, 10/15/2015 (c)	25,000	25,000
Ingersoll-Rand Global Holding Co., Ltd. 2.88%, 1/15/2019	25,000	25,643
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024 (b)	50,000	50,839
SPX Corp. 6.88%, 9/1/2017 (b)	50,000	54,375

		393,066

MEDIA — 7.6%
21st Century Fox America, Inc.:
4.50%, 2/15/2021	50,000	55,383
5.40%, 10/1/2043 (b)	50,000	60,880
6.20%, 12/15/2034	25,000	31,933
6.40%, 12/15/2035	50,000	65,780
AMC Networks, Inc. 7.75%, 7/15/2021	50,000	54,250
CBS Corp.:
2.30%, 8/15/2019	50,000	50,008
3.38%, 3/1/2022	50,000	50,869
CC Holdings GS V LLC 3.85%, 4/15/2023	25,000	25,310
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/2023 (b)	150,000	151,500
7.00%, 1/15/2019	150,000	156,000
COX Communications, Inc. 3.25%, 12/15/2022 (a)	75,000	76,075
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	50,000	52,588
CSC Holdings LLC 6.75%, 11/15/2021	100,000	111,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
1.75%, 1/15/2018 (b)	50,000	50,008
Series WI 3.80%, 3/15/2022	100,000	103,649
6.00%, 8/15/2040	50,000	56,682

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Discovery Communications LLC:
3.30%, 5/15/2022 (b)	$50,000	$50,285
4.88%, 4/1/2043 (b)	50,000	52,246
DISH DBS Corp.:
4.25%, 4/1/2018	200,000	201,000
5.00%, 3/15/2023 (b)	100,000	97,230
5.13%, 5/1/2020 (b)	75,000	75,562
5.88%, 7/15/2022	100,000	101,625
5.88%, 11/15/2024 (b)	100,000	100,125
Gannett Co., Inc.:
5.13%, 10/15/2019	50,000	52,375
5.13%, 7/15/2020	50,000	52,125
GLP Capital LP/GLP Financing II, Inc. 4.88%, 11/1/2020 (b)	75,000	76,875
Historic TW, Inc. 6.63%, 5/15/2029 (b)	50,000	64,553
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021	25,000	27,625
Nielsen Finance LLC/Nielsen Finance Co. 4.50%, 10/1/2020 (b)	100,000	101,750
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	29,066
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	25,000	24,948
Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	50,000	50,423
Sirius XM Holdings, Inc. 5.88%, 10/1/2020 (a)	50,000	52,125
Sirius XM Radio, Inc.:
4.63%, 5/15/2023 (a)	50,000	48,125
6.00%, 7/15/2024 (a)(b)	50,000	52,500
Sky PLC 3.13%, 11/26/2022 (a)	50,000	49,883
Starz LLC/Starz Finance Corp. 5.00%, 9/15/2019	50,000	51,375
Thomson Reuters Corp.:
1.65%, 9/29/2017	50,000	50,099
4.30%, 11/23/2023	50,000	53,752
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (b)	75,000	80,278
4.50%, 9/15/2042 (b)	50,000	51,288
6.75%, 7/1/2018	75,000	86,173
6.75%, 6/15/2039	50,000	64,086
Time Warner, Inc.:
3.15%, 7/15/2015 (b)	25,000	25,181
4.65%, 6/1/2044 (b)	25,000	26,931
4.88%, 3/15/2020	50,000	55,957
6.25%, 3/29/2041	25,000	32,264
7.63%, 4/15/2031	75,000	104,866
Viacom, Inc.:
2.75%, 12/15/2019	50,000	50,788
4.38%, 3/15/2043 (b)	20,000	18,646
5.25%, 4/1/2044 (b)	50,000	53,649
6.88%, 4/30/2036 (b)	25,000	30,918
Videotron, Ltd. 5.00%, 7/15/2022	50,000	51,500
WPP Finance 2010 3.63%, 9/7/2022	25,000	26,016

		3,426,128

METALS & MINING — 4.4%
Alcoa, Inc.:
5.40%, 4/15/2021 (b)	75,000	81,652
5.87%, 2/23/2022 (b)	75,000	83,173
5.95%, 2/1/2037 (b)	50,000	52,486
6.75%, 7/15/2018 (b)	50,000	56,314
6.75%, 1/15/2028	50,000	57,483
Allegheny Technologies, Inc. 5.95%, 1/15/2021	50,000	52,500
Anglo American Capital PLC 4.13%, 9/27/2022 (a)	25,000	25,089
ArcelorMittal:
4.50%, 8/5/2015	50,000	50,375
5.25%, 2/25/2017 (b)	150,000	156,000
6.00%, 8/5/2020	100,000	106,125
6.25%, 3/1/2021 (b)	50,000	53,125
7.75%, 10/15/2039 (b)	100,000	105,000
Barrick Gold Corp. 3.85%, 4/1/2022 (b)	100,000	97,785
Barrick North America Finance LLC 5.75%, 5/1/2043	50,000	51,860
Commercial Metals Co. 4.88%, 5/15/2023	50,000	47,250
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)(b)	30,000	29,175
First Quantum Minerals, Ltd. 6.75%, 2/15/2020 (a)	100,000	92,500
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)(b)	100,000	98,500
6.88%, 4/1/2022 (a)(b)	50,000	36,938
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018 (b)	50,000	49,755
3.88%, 3/15/2023	25,000	23,160
5.45%, 3/15/2043	75,000	67,222
Glencore Funding LLC 1.70%, 5/27/2016 (a)	25,000	25,104
Goldcorp, Inc. 3.63%, 6/9/2021	50,000	50,842
Newmont Mining Corp.:
3.50%, 3/15/2022 (b)	25,000	24,279
4.88%, 3/15/2042 (b)	25,000	22,245
6.25%, 10/1/2039	25,000	25,447
Schaeffler Finance BV 4.75%, 5/15/2021 (a)	100,000	101,000
Steel Dynamics, Inc. 6.13%, 8/15/2019 (b)	50,000	53,250
Teck Resources, Ltd.:
5.20%, 3/1/2042 (b)	50,000	44,456
5.38%, 10/1/2015	25,000	25,525
United States Steel Corp.:
6.05%, 6/1/2017	75,000	78,187
7.38%, 4/1/2020 (b)	50,000	50,765

		1,974,567

MULTI-UTILITIES — 0.5%
American Water Capital Corp. (Class C) 3.40%, 3/1/2025	50,000	51,754
Berkshire Hathaway Energy 6.13%, 4/1/2036	50,000	65,176
DTE Energy Co. 6.35%, 6/1/2016	25,000	26,575

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Nisource Finance Corp. 3.85%, 2/15/2023	$25,000	$26,385
Sempra Energy 2.30%, 4/1/2017	50,000	51,000

		220,890

MULTILINE RETAIL — 0.2%
Kohl’s Corp. 4.75%, 12/15/2023 (b)	25,000	27,460
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022 (b)	50,000	53,372
4.50%, 12/15/2034	20,000	21,168

		102,000

OIL, GAS & CONSUMABLE FUELS — 14.4%
Anadarko Petroleum Corp.:
4.50%, 7/15/2044 (b)	50,000	51,152
6.38%, 9/15/2017	75,000	83,447
Antero Resources Corp.:
5.13%, 12/1/2022	50,000	48,000
5.38%, 11/1/2021	100,000	97,000
Atwood Oceanics, Inc. 6.50%, 2/1/2020	50,000	48,000
Boardwalk Pipelines LP 3.38%, 2/1/2023 (b)	25,000	23,117
Buckeye Partners LP 2.65%, 11/15/2018	50,000	49,982
California Resources Corp.:
5.50%, 9/15/2021 (a)(b)	100,000	88,720
6.00%, 11/15/2024 (a)(b)	75,000	65,812
Canadian Natural Resources, Ltd.:
3.80%, 4/15/2024	25,000	25,020
5.70%, 5/15/2017	25,000	27,055
6.25%, 3/15/2038	50,000	58,561
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	23,681
4.45%, 9/15/2042 (b)	25,000	22,912
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	55,815
Chesapeake Energy Corp.:
4.88%, 4/15/2022	150,000	140,625
5.75%, 3/15/2023 (b)	50,000	48,750
6.50%, 8/15/2017 (b)	50,000	52,625
6.63%, 8/15/2020	75,000	77,437
Cimarex Energy Co.:
4.38%, 6/1/2024 (b)	25,000	24,813
5.88%, 5/1/2022	50,000	53,250
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	100,740
CONSOL Energy, Inc. 5.88%, 4/15/2022	100,000	90,500
Continental Resources, Inc. 5.00%, 9/15/2022 (b)	50,000	49,312
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.13%, 3/1/2022	50,000	50,375
DCP Midstream LLC 5.85%, 5/21/2043 (a)	50,000	36,000
DCP Midstream Operating LP 2.70%, 4/1/2019 (b)	25,000	22,768
Denbury Resources, Inc. 5.50%, 5/1/2022	100,000	89,750
Devon Energy Corp. 3.25%, 5/15/2022 (b)	100,000	101,018
El Paso Natural Gas Co. LLC 5.95%, 4/15/2017	25,000	26,719
Enable Midstream Partners LP 2.40%, 5/15/2019 (a)	25,000	24,498
Enbridge Energy Partners LP 5.20%, 3/15/2020 (b)	50,000	55,101
Enbridge, Inc. 3.50%, 6/10/2024 (b)	50,000	49,114
Encana Corp. 5.90%, 12/1/2017	50,000	56,318
EnCana Corp. 6.50%, 8/15/2034	25,000	28,873
Energy Transfer Equity LP:
5.88%, 1/15/2024	50,000	52,750
7.50%, 10/15/2020	50,000	56,000
Energy Transfer Partners LP:
4.15%, 10/1/2020	50,000	52,491
6.50%, 2/1/2042	50,000	57,999
6.63%, 10/15/2036	1,000	1,189
Enterprise Products Operating LLC:
3.35%, 3/15/2023	100,000	101,090
4.85%, 3/15/2044	100,000	107,798
5.20%, 9/1/2020	50,000	56,338
EQT Corp. 6.50%, 4/1/2018	25,000	27,905
FMC Technologies, Inc. 2.00%, 10/1/2017 (b)	50,000	49,941
Hess Corp.:
7.13%, 3/15/2033	25,000	30,442
8.13%, 2/15/2019	50,000	60,032
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/1/2024 (a)(b)	50,000	47,000
Hornbeck Offshore Services, Inc. 5.88%, 4/1/2020 (b)	25,000	21,500
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	50,800
Kinder Morgan Energy Partners LP:
3.50%, 3/1/2021	50,000	50,397
4.70%, 11/1/2042	25,000	23,569
5.00%, 3/1/2043	50,000	48,833
6.50%, 9/1/2039	50,000	56,901
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	54,797
Kinder Morgan, Inc.:
3.05%, 12/1/2019	75,000	75,744
7.75%, 1/15/2032	50,000	61,537
Magellan Midstream Partners LP 4.25%, 2/1/2021	50,000	54,047
Marathon Oil Corp. 2.80%, 11/1/2022 (b)	50,000	48,700
Marathon Petroleum Corp.:
5.13%, 3/1/2021	25,000	28,120
6.50%, 3/1/2041	25,000	30,460
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.88%, 12/1/2024 (b)	50,000	51,120
5.50%, 2/15/2023 (b)	75,000	77,062
Murphy Oil Corp. 4.00%, 6/1/2022 (b)	25,000	23,889

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

Murphy Oil USA, Inc. 6.00%, 8/15/2023	$25,000	$26,813
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	104,000
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	26,479
6.00%, 3/1/2041	50,000	56,284
Noble Holding International, Ltd. 3.95%, 3/15/2022 (b)	50,000	44,407
NuStar Logistics LP 4.80%, 9/1/2020	50,000	49,125
ONEOK Partners LP:
2.00%, 10/1/2017	25,000	24,931
3.38%, 10/1/2022 (b)	25,000	23,719
6.20%, 9/15/2043	50,000	52,065
ONEOK, Inc. 4.25%, 2/1/2022 (b)	50,000	47,345
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020	25,000	26,406
Peabody Energy Corp.:
6.00%, 11/15/2018 (b)	50,000	39,500
6.25%, 11/15/2021 (b)	50,000	30,750
Phillips 66:
4.30%, 4/1/2022	50,000	54,516
4.88%, 11/15/2044	50,000	53,546
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	27,175
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022 (b)	25,000	25,724
5.15%, 6/1/2042 (b)	50,000	53,015
6.50%, 5/1/2018	21,000	23,830
Plains Exploration & Production Co. 6.50%, 11/15/2020	34,000	36,083
Pride International, Inc. 6.88%, 8/15/2020	50,000	56,941
QEP Resources, Inc. 5.25%, 5/1/2023	50,000	49,000
Range Resources Corp.:
5.00%, 8/15/2022	50,000	49,750
6.75%, 8/1/2020	50,000	51,875
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.00%, 10/1/2022	50,000	52,000
5.50%, 4/15/2023	50,000	51,625
8.38%, 6/1/2019 (a)	100,000	104,750
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	52,255
6.85%, 7/15/2018 (a)	50,000	54,000
Rowan Cos., Inc. 5.85%, 1/15/2044	25,000	21,544
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	100,000	100,656
5.63%, 4/15/2023	50,000	49,875
5.75%, 5/15/2024	100,000	100,500
Sabine Pass LNG LP 6.50%, 11/1/2020 (b)	50,000	51,750
SESI LLC 7.13%, 12/15/2021 (b)	50,000	50,500
SM Energy Co. 6.50%, 1/1/2023	50,000	51,000
Southwestern Energy Co. 4.05%, 1/23/2020	25,000	25,834
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	47,054
Sunoco Logistics Partners Operations LP 4.25%, 4/1/2024	50,000	51,346
Sunoco, Inc. 9.63%, 4/15/2015	25,000	25,052
Talisman Energy, Inc.:
3.75%, 2/1/2021 (b)	25,000	24,599
5.50%, 5/15/2042	25,000	24,761
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2018 (a)	50,000	51,500
5.25%, 5/1/2023 (b)	50,000	50,250
6.38%, 8/1/2022 (b)	50,000	52,375
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	50,000	60,779
Tesoro Corp. 5.13%, 4/1/2024	50,000	51,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.88%, 10/1/2020	50,000	51,250
6.13%, 10/15/2021	50,000	51,500
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)(b)	50,000	48,090
Transocean, Inc.:
2.50%, 10/15/2017 (b)	50,000	45,875
6.80%, 3/15/2038 (b)	50,000	35,875
Valero Energy Corp. 6.13%, 2/1/2020	50,000	57,923
Western Gas Partners LP 4.00%, 7/1/2022 (b)	50,000	50,825
Whiting Petroleum Corp.:
5.00%, 3/15/2019	50,000	49,125
5.75%, 3/15/2021	50,000	49,625
Williams Cos, Inc. 4.55%, 6/24/2024 (b)	50,000	48,426
Williams Partners LP:
4.90%, 1/15/2045 (b)	50,000	46,887
5.25%, 3/15/2020 (b)	75,000	82,569
Williams Partners LP/ACMP Finance Corp.:
4.88%, 5/15/2023	50,000	50,375
5.88%, 4/15/2021 (c)	50,000	52,203
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)	50,000	43,975
6.00%, 1/15/2022 (b)	50,000	46,500

		6,454,618

PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)(b)	25,000	25,500
International Paper Co.:
4.80%, 6/15/2044	50,000	51,352
7.95%, 6/15/2018	50,000	59,063
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	25,000	24,025

		159,940

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.:
5.35%, 3/15/2020 (b)	$50,000	$45,450
7.70%, 3/15/2043	25,000	21,000

		66,450

PHARMACEUTICALS — 1.3%
Actavis Funding SCS:
4.55%, 3/15/2035	100,000	104,908
4.85%, 6/15/2044 (b)	50,000	53,108
Actavis, Inc. 3.25%, 10/1/2022	50,000	49,953
Express Scripts Holding Co.:
2.65%, 2/15/2017	50,000	51,217
3.50%, 6/15/2024	50,000	51,476
Forest Laboratories, Inc. 4.38%, 2/1/2019 (a)(b)	50,000	53,560
Hospira, Inc. 5.60%, 9/15/2040	50,000	61,975
McKesson Corp.:
1.29%, 3/10/2017	50,000	50,051
4.75%, 3/1/2021 (b)	25,000	27,901
Mylan, Inc.:
3.13%, 1/15/2023 (a)	50,000	49,371
7.88%, 7/15/2020 (a)	25,000	26,413
Zoetis, Inc. 4.70%, 2/1/2043	25,000	26,069

		606,002

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,812
American Tower Corp.:
3.50%, 1/31/2023	50,000	49,562
4.50%, 1/15/2018	50,000	53,674
ARC Properties Operating Partnership LP:
2.00%, 2/6/2017	50,000	48,475
3.00%, 2/6/2019	50,000	48,625
AvalonBay Communities, Inc. 3.63%, 10/1/2020	50,000	52,956
BioMed Realty LP 4.25%, 7/15/2022 (b)	50,000	52,225
Boston Properties LP 3.85%, 2/1/2023	50,000	52,827
DDR Corp. 3.38%, 5/15/2023	50,000	49,617
Digital Realty Trust LP 5.25%, 3/15/2021	25,000	27,824
Duke Realty LP 8.25%, 8/15/2019	25,000	30,875
DuPont Fabros Technology LP 5.88%, 9/15/2021	25,000	25,812
EPR Properties 5.75%, 8/15/2022	50,000	55,045
ERP Operating LP:
5.38%, 8/1/2016	50,000	52,870
6.58%, 4/13/2015	50,000	50,058
Essex Portfolio LP 3.25%, 5/1/2023 (b)	50,000	49,932
Geo Group, Inc. 5.88%, 1/15/2022	25,000	26,375
HCP, Inc.:
3.88%, 8/15/2024	50,000	50,810
5.38%, 2/1/2021 (b)	50,000	56,290
Health Care REIT, Inc.:
4.13%, 4/1/2019	50,000	53,640
4.50%, 1/15/2024 (b)	25,000	26,842
Hospitality Properties Trust 4.50%, 3/15/2025	50,000	51,161
Host Hotels & Resorts LP 5.88%, 6/15/2019	25,000	25,945
Kimco Realty Corp. 3.20%, 5/1/2021	50,000	51,268
Liberty Property LP 6.63%, 10/1/2017 (b)	25,000	27,872
MPT Operating Partnership LP/MPT Finance Corp. 6.88%, 5/1/2021	25,000	26,906
ProLogis LP 2.75%, 2/15/2019	50,000	50,999
Realty Income Corp. 3.88%, 7/15/2024	25,000	25,937
Select Income REIT 4.50%, 2/1/2025 (b)	100,000	100,314
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	50,543
3.25%, 8/15/2022	25,000	25,080
Weyerhaeuser Co.
7.38%, 10/1/2019	25,000	29,926

		1,406,097

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Services, Inc.
5.00%, 3/15/2023 (b)	75,000	78,375
Realogy Group LLC
7.63%, 1/15/2020 (a)	50,000	53,813

		132,188

ROAD & RAIL — 1.0%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021 (b)	100,000	106,176
4.90%, 4/1/2044 (b)	75,000	85,619
Canadian Pacific Railway Co.
4.50%, 1/15/2022	25,000	27,704
CSX Corp.:
4.40%, 3/1/2043	50,000	54,510
6.22%, 4/30/2040	25,000	33,887
6.25%, 3/15/2018	25,000	28,359
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	78,143
Ryder System, Inc. 2.45%, 9/3/2019	50,000	50,088

		464,486

SEMICONDUCTORS — 0.1%
Sensata Technologies BV 4.88%, 10/15/2023 (a)	50,000	51,375

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
KLA-Tencor Corp. 4.65%, 11/1/2024	50,000	52,512
Micron Technology, Inc.:
5.25%, 8/1/2023 (a)	100,000	101,750

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

5.50%, 2/1/2025 (a)	$75,000	$75,562

		229,824

SOFTWARE — 0.7%
Activision Blizzard, Inc. 6.13%, 9/15/2023 (a)	100,000	109,000
Audatex North America, Inc. 6.00%, 6/15/2021 (a)(b)	100,000	105,750
MSCI, Inc. 5.25%, 11/15/2024 (a)	50,000	51,687
Symantec Corp. 2.75%, 6/15/2017 (b)	25,000	25,449

		291,886

SPECIALTY RETAIL — 2.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	77,812
AutoZone, Inc. 3.13%, 7/15/2023 (b)	50,000	49,947
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	26,806
Best Buy Co., Inc. 3.75%, 3/15/2016 (b)	50,000	51,125
CST Brands, Inc. 5.00%, 5/1/2023 (b)	25,000	25,500
Dollar General Corp. 4.13%, 7/15/2017	50,000	52,595
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	25,813
Gap, Inc. 5.95%, 4/12/2021	25,000	28,684
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (a)	25,000	25,063
L Brands, Inc.:
5.63%, 2/15/2022 (b)	125,000	137,500
6.95%, 3/1/2033	50,000	53,875
Outerwall, Inc. 5.88%, 6/15/2021 (a)	50,000	45,125
QVC, Inc.:
4.38%, 3/15/2023	125,000	127,356
4.45%, 2/15/2025 (b)	25,000	25,167
Rite Aid Corp. 8.00%, 8/15/2020	50,000	52,937
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	50,000	53,187
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.38%, 8/1/2021	18,000	19,350
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024 (b)	25,000	25,849
4.80%, 11/18/2044 (b)	25,000	26,984

		930,675

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Computer Sciences Corp. 2.50%, 9/15/2015	50,000	50,357
Dell, Inc. 6.50%, 4/15/2038 (b)	50,000	50,875
Fidelity National Information Services, Inc. 5.00%, 3/15/2022 (b)	50,000	53,016
Hewlett-Packard Co.:
2.60%, 9/15/2017	75,000	76,899
2.65%, 6/1/2016	100,000	101,870
4.05%, 9/15/2022 (b)	25,000	26,364
6.00%, 9/15/2041	25,000	27,823
NCR Corp. 5.00%, 7/15/2022	50,000	50,500
Seagate HDD Cayman 4.75%, 6/1/2023	10,000	10,510

		448,214

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Hanesbrands, Inc. 6.38%, 12/15/2020	50,000	53,062
Levi Strauss & Co. 6.88%, 5/1/2022	25,000	27,313
PVH Corp. 4.50%, 12/15/2022 (b)	25,000	25,375

		105,750

THRIFTS & MORTGAGE FINANCE — 0.2%
Amsouth Bank 5.20%, 4/1/2015	50,000	50,000
Santander Holdings USA, Inc. 3.00%, 9/24/2015	50,000	50,390

		100,390

TOBACCO — 0.7%
Altria Group, Inc.:
2.85%, 8/9/2022	75,000	74,559
5.38%, 1/31/2044	25,000	29,238
9.70%, 11/10/2018	76,000	95,822
Lorillard Tobacco Co. 3.75%, 5/20/2023 (b)	50,000	50,908
Reynolds American, Inc.:
3.25%, 11/1/2022 (b)	25,000	24,877
4.75%, 11/1/2042	25,000	25,787

		301,191

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 2.50%, 7/30/2019 (b)	25,000	25,193
United Rentals North America, Inc. 5.75%, 7/15/2018	25,000	26,062

		51,255

TRANSPORTATION INFRASTRUCTURE — 0.2%
AP Moeller — Maersk A/S 3.75%, 9/22/2024 (a)(b)	25,000	25,909
Norfolk Southern Corp. 4.80%, 8/15/2043 (b)	50,000	57,618
Sydney Airport Finance Co., Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	25,991

		109,518

WIRELESS TELECOMMUNICATION SERVICES — 4.0%
Crown Castle International Corp.:
4.88%, 4/15/2022 (b)	25,000	25,969
5.25%, 1/15/2023	100,000	105,000
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (b)	25,000	38,216
Embarq Corp.:
7.08%, 6/1/2016	50,000	53,037

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Principal
Security Description	Amount	Value

8.00%, 6/1/2036 (b)	$50,000	$59,455
Nokia OYJ 5.38%, 5/15/2019 (b)	50,000	53,750
Orange SA:
2.75%, 9/14/2016	50,000	51,127
9.00%, 3/1/2031	50,000	77,184
Rogers Communications, Inc.:
5.00%, 3/15/2044	25,000	27,557
6.80%, 8/15/2018	50,000	58,006
Sprint Communications, Inc. 9.00%, 11/15/2018 (a)	100,000	114,750
T-Mobile USA, Inc.:
6.25%, 4/1/2021 (b)	175,000	182,000
6.38%, 3/1/2025	100,000	103,190
6.46%, 4/28/2019 (b)	100,000	103,125
6.63%, 4/1/2023 (b)	75,000	78,469
Telecom Italia Capital SA:
5.25%, 10/1/2015	100,000	101,544
6.00%, 9/30/2034	50,000	51,625
7.18%, 6/18/2019	50,000	57,562
7.20%, 7/18/2036 (b)	100,000	112,750
Telefonica Emisiones SAU:
3.99%, 2/16/2016	50,000	51,273
5.13%, 4/27/2020	50,000	56,437
7.05%, 6/20/2036	50,000	69,066
Vodafone Group PLC:
1.25%, 9/26/2017	50,000	49,723
2.95%, 2/19/2023 (b)	100,000	98,379

		1,779,194

TOTAL CORPORATE BONDS & NOTES —
(Cost $43,626,155)		44,311,484

	Shares
SHORT TERM INVESTMENTS — 15.4%
MONEY MARKET FUNDS — 15.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	6,719,465	6,719,465
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (e)(f)	204,694	204,694

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $6,924,159)		6,924,159

TOTAL INVESTMENTS — 114.0% (h)
(Cost $50,550,314)		51,235,643
OTHER ASSETS & LIABILITIES — (14.0)%		(6,280,937)

NET ASSETS — 100.0%		$44,954,706

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 15.3% of net assets as of March 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at March 31, 2015.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees (See accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

Security Valuation

The fair value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade.Investments in open-end investment companies are valued at their net asset value each business day. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. Investments in money market funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury Obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds have adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments).The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc).

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments which also includes a breakdown of a Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2015:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs	Total

SPDR Russell 3000 ETF	$263,124,739	$3,624		$1,630	$263,129,993
SPDR Russell 1000 ETF	69,304,618	—		—	69,304,618
SPDR Russell 2000 ETF	78,343,259	6,265		2,184	78,351,708
SPDR S&P 500 Buyback ETF	10,221,595	—		—	10,221,595
SPDR S&P 500 Growth ETF	563,938,504	—		—	563,938,504
SPDR S&P 500 Value ETF	270,664,698	—		—	270,664,698
SPDR Russell Small Cap Completeness ETF	114,511,053	2,797		1,395	114,515,245
SPDR S&P 400 Mid Cap Growth ETF	252,937,263	—		—	252,937,263
SPDR S&P 400 Mid Cap Value ETF	118,913,279	—		—	118,913,279
SPDR S&P 600 Small Cap ETF	449,117,041	—		—	449,117,041
SPDR S&P 600 Small Cap Growth ETF	600,614,262	—		—	600,614,262
SPDR S&P 600 Small Cap Value ETF	417,091,728	—		—	417,091,728
SPDR Global Dow ETF	116,196,999	—		—	116,196,999
SPDR Dow Jones REIT ETF	3,380,674,769	—		—	3,380,674,769
SPDR S&P Bank ETF	2,657,734,812	—		—	2,657,734,812
SPDR S&P Capital Markets ETF	190,930,806	—		—	190,930,806
SPDR S&P Insurance ETF	304,973,663	—		—	304,973,663
SPDR S&P Regional Banking ETF	1,927,307,041	—		—	1,927,307,041
SPDR Morgan Stanley Technology ETF	378,496,075	—		—	378,496,075
SPDR S&P Dividend ETF	14,599,479,453	—		—	14,599,479,453
SPDR S&P Aerospace & Defense ETF	152,781,105	—		—	152,781,105
SPDR S&P Biotech ETF	2,591,640,218	—		—	2,591,640,218
SPDR S&P Health Care Equipment ETF	58,937,684	—		—	58,937,684
SPDR S&P Health Care Services ETF	193,367,923	—		—	193,367,923
SPDR S&P Homebuilders ETF	2,225,281,239	—		—	2,225,281,239
SPDR S&P Metals & Mining ETF	445,162,427	—		—	445,162,427
SPDR S&P Oil & Gas Equipment & Services ETF	276,174,362	—		—	276,174,362
SPDR S&P Oil & Gas Exploration & Production ETF	1,705,330,738	—	*	—	1,705,330,738

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR S&P Pharmaceuticals ETF	$1,367,331,364	$—	$—	$1,367,331,364
SPDR S&P Retail ETF	1,317,991,705	—	—	1,317,991,705
SPDR S&P Semiconductor ETF	185,284,583	—	—	185,284,583
SPDR S&P Software & Services ETF	36,759,325	—	—	36,759,325
SPDR S&P Telecom ETF	109,601,805	—	—	109,601,805
SPDR S&P Transportation ETF	676,102,893	—	—	676,102,893
SPDR S&P 1500 Value Tilt ETF	15,472,071	—	—	15,472,071
SPDR S&P 1500 Momentum Tilt ETF	21,552,870	—	—	21,552,870
SPDR Russell 1000 Low Volatility ETF	31,061,811	—	—	31,061,811
SPDR Russell 2000 Low Volatility ETF	39,304,308	—	—	39,304,308
SPDR Wells Fargo Preferred Stock ETF	339,221,860	—	—	339,221,860
SPDR Barclays 1-3 Month T-Bill ETF	714,496	1,448,499,756	—	1,449,214,252
SPDR Barclays TIPS ETF	9,927,387	632,774,153	—	642,701,540
SPDR Barclays 0-5 Year TIPS ETF	52,702	3,861,773	—	3,914,475
SPDR Barclays 1-10 Year TIPS ETF	229,933	17,346,126	—	17,576,059
SPDR Barclays Short Term Treasury ETF	2,559,441	36,152,138	—	38,711,579
SPDR Barclays Intermediate Term Treasury ETF	13,867,419	186,724,182	—	200,591,601
SPDR Barclays Long Term Treasury ETF	31,517,501	328,517,431	—	360,034,932
SPDR Barclays Short Term Corporate Bond ETF	176,022,724	3,904,392,326	—	4,080,415,050
SPDR Barclays Intermediate Term Corporate Bond ETF	15,902,530	552,037,255	—	567,939,785
SPDR Barclays Long Term Corporate Bond ETF	8,921,121	430,215,294	—	439,136,415
SPDR Barclays Issuer Scored Corporate Bond ETF	3,642,998	28,902,304	—	32,545,302
SPDR Barclays Convertible Securities ETF	1,111,063,760	1,933,333,208	—	3,044,396,968
SPDR Barclays Mortgage Backed Bond ETF	41,419,029	143,515,588	—	184,934,617
SPDR Barclays Aggregate Bond ETF	121,882,747	946,617,508	—	1,068,500,255
SPDR Nuveen Barclays Municipal Bond ETF	7,129,823	1,231,559,333	—	1,238,689,156
SPDR Nuveen Barclays California Municipal Bond ETF	3,730,261	83,691,338	—	87,421,599
SPDR Nuveen Barclays New York Municipal Bond ETF	85,947	31,252,886	—	31,338,833
SPDR Nuveen Barclays Short Term Municipal Bond ETF	790,069	2,581,126,168	—	2,581,916,237
SPDR Nuveen S&P High Yield Municipal Bond ETF	108,628	447,778,927	1,145,000	449,032,555
SPDR Nuveen Barclays Build America Bond ETF	166,863	151,262,651	—	151,429,514
SPDR DB International Government Inflation-Protected Bond ETF	645,232	663,547,632	—	664,192,864
SPDR Barclays Short Term International Treasury Bond ETF	2,374,585	278,872,380	—	281,246,965
SPDR Barclays International Treasury Bond ETF	11,923,822	1,676,808,002	—	1,688,731,824

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays International Corporate Bond ETF	$397,513	$219,791,750	$—	$220,189,263
SPDR Barclays Emerging Markets Local Bond ETF	875,062	98,677,988	—	99,553,050
SPDR Barclays International High Yield Bond ETF	446,726	23,291,141	—	23,737,867
SPDR Barclays High Yield Bond ETF	1,136,508,813	11,170,359,678	—	12,306,868,491
SPDR Barclays Short Term High Yield Bond ETF	475,286,953	4,503,089,003	—	4,978,375,956
SPDR Barclays Investment Grade Floating Rate ETF	10,461,207	370,242,250	—	380,703,457
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	2,963,817	20,113,259	—	23,077,076
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	6,924,159	44,311,484	—	51,235,643

*	Fund held Level 2 securities that were valued at $0 at March 31, 2015.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR Barclays Short Term International Treasury Bond ETF	$—	$(13,875)	$—	$(13,875)
SPDR Barclays International Treasury Bond ETF	—	(52,657)	—	(52,657)
SPDR Barclays International Corporate Bond ETF	—	53,441	—	53,441
SPDR Barclays Emerging Markets Local Bond ETF	—	65,148	—	65,148

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the three months ended March 31, 2015. The transfers that did occur were the result of fair value pricing using significant observable market inputs.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at March 31, 2015:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR Barclays Short Term International Treasury Bond ETF	Forward Contract	$—	$(13,875)	$—	$—	$—	$—	$(13,875)
SPDR Barclays International Treasury Bond ETF	Forward Contract	—	(52,657)	—	—	—	—	(52,657)
SPDR Barclays International Corporate Bond ETF	Forward Contract	—	53,441	—	—	—	—	53,441
SPDR Barclays Emerging Markets Local Bond ETF	Forward Contract	—	65,148	—	—	—	—	65,148

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

Transactions with Affiliates

The following Funds invested in an affiliated company, State Street Corp. Amounts relating to these investments at March 31, 2015 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 3/31/15	3/31/15	Income	Gain/(Loss)

SPDR Russell 3000 ETF	12,074	812,097	55,550	729	586,628	8,176	4,627	340,223	3,771	216,721
SPDR Russell 1000 ETF	1,042	$70,085	$33,172	447	$15,458	200	1,289	$94,780	$1,011	$684
SPDR S&P 500 Buyback ETF	—	—	99,320	1,322	—	—	1,322	97,206	397	—
SPDR S&P 500 Growth ETF	11,034	742,147	184,200	2,522	1,067,071	13,556	—	—	3,120	102,559
SPDR S&P 500 Value ETF	4,949	332,870	704,007	9,038	108,795	1,449	12,538	921,919	8,749	42,911
SPDR S&P Capital Markets ETF	82,977	5,581,033	537,277	7,127	1,878,464	24,825	65,279	4,799,965	60,458	177,297
SPDR S&P 1500 Value Tilt ETF	118	7,937	3,660	48	—	—	166	12,206	121	—
SPDR S&P 1500 Momentum Tilt ETF	260	17,488	20,433	292	15,307	219	333	24,486	185	873
SPDR Russell 1000 Low Volatility ETF	1,951	131,224	51,291	668	200,954	2,619	—	—	589	34,636
SPDR Wells Fargo Preferred Stock ETF	184,780	4,615,807	6,664,841	263,325	476,947	19,342	428,763	11,141,355	310,925	(13,312)

The Funds listed below have affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at March 31, 2015 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 3/31/15	3/31/15	Income	Gain/(Loss)

People’s United Financial, Inc.	17,475,357	$265,101,166	$77,722,535	5,390,084	$49,504,750	3,479,590	19,385,851	$294,664,935	$8,481,551	$(1,763,425)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Biotech ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 3/31/15	3/31/15	Income	Gain/(Loss)

Inovio Pharmaceuticals, Inc.	1,594,423	$17,235,713	$43,161,275	4,653,592	$29,733,602	3,148,020	3,099,995	$25,295,959	$—	$1,444,963
Organovo Holdings, Inc.	2,021,370	16,878,439	39,631,497	6,693,948	24,547,664	4,071,863	4,643,455	16,437,831	—	(589,376)
Spectrum Pharmaceuticals, Inc.	1,629,847	13,250,656	36,564,477	5,224,866	23,808,348	3,357,191	3,497,522	21,229,959	—	(23,867)
Vanda Pharmaceuticals, Inc.	975,915	15,790,305	36,432,427	3,218,317	23,591,763	2,089,685	2,104,547	19,572,287	—	173,902
XOMA CORP	—	—	32,927,479	8,528,135	9,609,168	2,605,710	5,922,425	21,557,627	—	252,055

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Homebuilders ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 3/31/15	3/31/15	Income	Gain/(Loss)

Taylor Morrison Home Corp.	1,615,081	$36,210,116	$50,257,579	2,646,938	$41,782,768	2,252,069	2,009,950	$41,907,458	$—	$(1,815,293)
William Lyon Homes	827,084	25,176,437	46,905,348	2,170,690	32,560,671	1,425,249	1,572,525	40,602,596	—	1,398,051

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Oil & Gas Exploration & Production ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 3/31/15	3/31/15	Income	Gain/(Loss)

Energy XXI, Ltd.	728,857	$17,222,891	$84,235,262	16,249,021	$64,234,203	10,667,409	6,310,469	$22,970,107	$298,172	$493,441

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Pharmaceuticals ETF	at 6/30/14	6/30/14	Cost	Shares	Proceeds	Shares	at 3/31/15	3/31/15	Income	Gain/(Loss)

ANI Pharmaceuticals, Inc.	—	$—	$38,784,203	650,190	$2,717,586	46,952	603,238	$37,732,537	$—	$175,737

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Premier Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Premier Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as interest income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at March 31, 2015 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$631,115	$8,502,943	8,502,943	$8,176,493	8,176,493	$957,565	$679	$—
SPDR Russell 1000 ETF	31,280	1,764,338	1,764,338	1,736,824	1,736,824	58,794	63	—
SPDR Russell 2000 ETF	105,396	3,794,956	3,794,956	3,853,321	3,853,321	47,031	159	—
SPDR S&P 500 Buyback ETF	—	105,833	105,833	68,974	68,974	36,859	3	—
SPDR S&P 500 Growth ETF	630,032	11,862,571	11,862,571	11,360,683	11,360,683	1,131,920	617	—
SPDR S&P 500 Value ETF	127,322	6,615,527	6,615,527	6,416,536	6,416,536	326,313	352	—
SPDR Russell Small Cap Completeness ETF	153,046	6,773,804	6,773,804	6,798,407	6,798,407	128,443	204	—
SPDR S&P 400 Mid Cap Growth ETF	259,256	12,179,152	12,179,152	12,157,334	12,157,334	281,074	234	—
SPDR S&P 400 Mid Cap Value ETF	62,501	8,696,237	8,696,237	8,663,644	8,663,644	95,094	147	—
SPDR S&P 600 Small Cap ETF	1,683,686	22,955,882	22,955,882	24,400,597	24,400,597	238,971	518	—
SPDR S&P 600 Small Cap Growth ETF	529,686	33,836,035	33,836,035	33,996,881	33,996,881	368,840	607	—
SPDR S&P 600 Small Cap Value ETF	386,198	30,359,377	30,359,377	30,237,075	30,237,075	508,500	592	—
SPDR Global Dow ETF	100	3,780,377	3,780,377	3,758,905	3,758,905	21,572	80	—
SPDR Dow Jones REIT ETF	4,616,412	135,834,692	135,834,692	134,415,041	134,415,041	6,036,063	3,203	—
SPDR S&P Bank ETF	3,763,627	49,596,659	49,596,659	48,455,214	48,455,214	4,905,072	4,927	—
SPDR S&P Capital Markets ETF	175,987	3,220,319	3,220,319	3,057,709	3,057,709	338,597	374	—
SPDR S&P Insurance ETF	40,180	7,374,840	7,374,840	7,085,557	7,085,557	329,463	268	—
SPDR S&P Regional Banking ETF	498,996	38,041,985	38,041,985	37,836,088	37,836,088	704,893	3,142	—
SPDR Morgan Stanley Technology ETF	215,882	2,728,593	2,728,593	2,693,832	2,693,832	250,643	283	—
SPDR S&P Dividend ETF	7,772,613	693,181,981	693,181,981	695,351,551	695,351,551	5,603,043	23,710	—
SPDR S&P Aerospace & Defense ETF	118,541	1,264,683	1,264,683	1,236,092	1,236,092	147,132	80	—
SPDR S&P Biotech ETF	392,912	55,419,129	55,419,129	54,866,296	54,866,296	945,745	1,041	—
SPDR S&P Health Care Equipment ETF	15,691	1,425,382	1,425,382	1,420,321	1,420,321	20,752	30	—
SPDR S&P Health Care Services ETF	197,445	1,696,404	1,696,404	1,749,191	1,749,191	144,658	117	—
SPDR S&P Homebuilders ETF	1,253,555	22,892,240	22,892,240	23,933,335	23,933,335	212,460	1,177	—
SPDR S&P Metals & Mining ETF	792,150	10,369,067	10,369,067	11,031,647	11,031,647	129,570	443	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income	Gain/(Loss)

SPDR S&P Oil & Gas Equipment & Services ETF	$407,637	$4,946,758	4,946,758	$4,771,732	4,771,732	$582,663	$286	$—
SPDR S&P Oil & Gas Exploration & Production ETF	642,144	23,264,595	23,264,595	22,655,598	22,655,598	1,251,141	1,119	—
SPDR S&P Pharmaceuticals ETF	1,332,266	93,149,287	93,149,287	91,501,733	91,501,733	2,979,820	2,206	—
SPDR S&P Retail ETF	920,777	37,487,068	37,487,068	37,657,235	37,657,235	750,610	1,015	—
SPDR S&P Semiconductor ETF	153,840	2,043,826	2,043,826	2,134,089	2,134,089	63,577	164	—
SPDR S&P Software & Services ETF	43,835	735,231	735,231	740,931	740,931	38,135	28	—
SPDR S&P Telecom ETF	49,849	812,741	812,741	715,958	715,958	146,632	42	—
SPDR S&P Transportation ETF	136,686	3,104,731	3,104,731	2,467,869	2,467,869	773,548	268	—
SPDR S&P 1500 Value Tilt ETF	21,054	567,235	567,235	556,935	556,935	31,354	26	—
SPDR S&P 1500 Momentum Tilt ETF	12,041	552,600	552,600	476,495	476,495	88,146	33	—
SPDR Russell 1000 Low Vol ETF	9,850	1,220,073	1,220,073	1,199,513	1,199,513	30,410	40	—
SPDR Russell 2000 Low Vol ETF	42,664	605,166	605,166	601,339	601,339	46,491	26	—
SPDR Wells Fargo Preferred Stock ETF	528,201	19,301,506	19,301,506	19,224,541	19,224,541	605,166	804	—
SPDR Barclays 1-3 Month T-Bill ETF	721,155	7,784,480	7,784,480	7,791,139	7,791,139	714,496	582	—
SPDR Barclays TIPS ETF	216,497	13,463,014	13,463,014	13,527,102	13,527,102	152,409	363	—
SPDR Barclays 0-5 Year TIPS ETF	4,411	191,872	191,872	143,581	143,581	52,702	6	—
SPDR Barclays 1-10 Year TIPS ETF	7,164	312,907	312,907	287,018	287,018	33,053	10	—
SPDR Barclays Short Term Treasury ETF	327,937	7,777,608	7,777,608	6,992,243	6,992,243	1,113,302	101	—
SPDR Barclays Intermediate Term Treasury ETF	3,630,447	36,412,772	36,412,772	36,414,013	36,414,013	3,629,206	562	—
SPDR Barclays Long Term Treasury ETF	29,213	22,395,621	22,395,621	22,325,603	22,325,603	99,231	262	—
SPDR Barclays Short Term Corporate Bond ETF	34,402,468	850,703,364	850,703,364	790,789,098	790,789,098	94,316,734	13,992	—
SPDR Barclays Intermediate Term Corporate Bond ETF	3,798,154	46,967,032	46,967,032	48,477,971	48,477,971	2,287,215	1,305	—
SPDR Barclays Long Term Corporate Bond ETF	1,362,379	53,728,952	53,728,952	52,482,635	52,482,635	2,608,696	1,444	—
SPDR Barclays Issuer Scored Corporate Bond ETF	109,467	8,652,981	8,652,981	8,159,963	8,159,963	602,485	289	—
SPDR Barclays Convertible Securities ETF	5,157,112	415,291,458	415,291,458	414,363,736	414,363,736	6,084,834	7,445	—
SPDR Barclays Mortgage Backed Bond ETF	75,608,342	33,989,009	33,989,009	68,178,322	68,178,322	41,419,029	27,393	—
SPDR Barclays Aggregate Bond ETF	89,119,955	163,760,833	163,760,833	168,350,335	168,350,335	84,530,453	41,311	—
SPDR Nuveen Barclays Build America Bond ETF	289,966	102,618,848	102,618,848	102,741,951	102,741,951	166,863	988	—
SPDR DB International Government Inflation-Protected Bond ETF	336,027	38,121,810	38,121,810	37,812,605	37,812,605	645,232	810	—
SPDR Barclays Short Term International Treasury Bond ETF	4,619,073	73,775,935	73,775,935	76,020,423	76,020,423	2,374,585	1,877	—
SPDR Barclays International Treasury Bond ETF	24,445,157	166,084,575	166,084,575	178,605,910	178,605,910	11,923,822	9,229	—
SPDR Barclays International Corporate Bond ETF	333,865	10,823,168	10,823,168	10,993,800	10,993,800	163,233	164	—
SPDR Barclays Emerging Markets Local Bond ETF	458,236	28,329,922	28,329,922	27,913,096	27,913,096	875,062	789	—
SPDR Barclays International High Yield Bond ETF	412,963	3,520,425	3,520,425	3,486,662	3,486,662	446,726	119	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income	Gain/(Loss)

SPDR Barclays High Yield Bond ETF	$36,704,927	$1,601,022,813	1,601,022,813	$1,547,558,081	1,547,558,081	$90,169,659	$43,308	$—
SPDR Barclays Short Term High Yield Bond ETF	89,488,078	786,542,423	786,542,423	793,837,825	793,837,825	82,192,676	31,566	—
SPDR Barclays Investment Grade Floating Rate ETF	2,905,414	51,590,511	51,590,511	52,209,823	52,209,823	2,286,102	2,884	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	574,842	1,818,811	1,818,811	2,328,394	2,328,394	65,259	68	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	105,414	5,815,479	5,815,479	5,716,199	5,716,199	204,694	198	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$2,982,916	$152,537,647	152,537,647	$148,390,740	148,390,740	$7,129,823	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	335,933	18,178,471	18,178,471	14,784,143	14,784,143	3,730,261	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	454,371	5,441,780	5,441,780	5,810,204	5,810,204	85,947	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,695,001	353,669,098	353,669,098	355,574,030	355,574,030	790,069	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	1,453,283	112,760,502	112,760,502	114,105,157	114,105,157	108,628	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income	Gain/(Loss)

SPDR Russell 3000 ETF	$24,777,913	$42,343,550	42,343,550	$52,534,369	52,534,369	$14,587,094	$68,951	$—
SPDR Russell 1000 ETF	5,818,565	27,605,882	27,605,882	27,604,872	27,604,872	5,819,575	9,664	—
SPDR Russell 2000 ETF	13,063,202	28,271,423	28,271,423	25,785,424	25,785,424	15,549,201	93,519	—
SPDR S&P 500 Growth ETF	5,314,694	90,962,186	90,962,186	83,967,421	83,967,421	12,309,459	13,238	—
SPDR S&P 500 Value ETF	4,499,595	57,749,437	57,749,437	52,106,918	52,106,918	10,142,114	16,307	—
SPDR Russell Small Cap Completeness ETF	8,206,911	24,844,422	24,844,422	19,283,736	19,283,736	13,767,597	78,907	—
SPDR S&P 400 Mid Cap Growth ETF	12,288,604	76,578,924	76,578,924	70,003,161	70,003,161	18,864,367	73,336	—
SPDR S&P 400 Mid Cap Value ETF	11,002,551	31,684,203	31,684,203	32,537,155	32,537,155	10,149,599	39,982	—
SPDR S&P 600 Small Cap ETF	64,870,898	97,172,751	97,172,751	108,362,146	108,362,146	53,681,503	193,461	—
SPDR S&P 600 Small Cap Growth ETF	70,641,876	125,882,766	125,882,766	124,170,723	124,170,723	72,353,919	213,058	—
SPDR S&P 600 Small Cap Value ETF	41,735,684	108,564,990	108,564,990	96,990,570	96,990,570	53,310,104	165,186	—
SPDR Global Dow ETF	12,858,016	114,934,071	114,934,071	119,346,507	119,346,507	8,445,580	20,156	—
SPDR Dow Jones REIT ETF	182,721,099	1,151,297,611	1,151,297,611	1,261,762,208	1,261,762,208	72,256,502	178,249	—
SPDR S&P Bank ETF	248,267,603	621,325,378	621,325,378	679,463,229	679,463,229	190,129,752	300,450	—
SPDR S&P Capital Markets ETF	31,351,305	79,156,939	79,156,939	95,480,965	95,480,965	15,027,279	135,971	—
SPDR S&P Insurance ETF	8,129,357	9,961,987	9,961,987	18,091,344	18,091,344	—	6,785	—
SPDR S&P Regional Banking ETF	164,702,562	249,851,730	249,851,730	316,709,120	316,709,120	97,845,172	363,402	—
SPDR Morgan Stanley Technology ETF	12,029,374	132,146,248	132,146,248	131,331,521	131,331,521	12,844,101	11,923	—
SPDR S&P Dividend ETF	842,966,927	4,584,866,155	4,584,866,155	4,623,753,039	4,623,753,039	804,080,043	862,409	—
SPDR S&P Aerospace & Defense ETF	10,925,470	195,397,132	195,397,132	188,726,295	188,726,295	17,596,307	19,915	—
SPDR S&P Biotech ETF	284,894,061	925,569,920	925,569,920	691,261,906	691,261,906	519,202,075	12,164,666	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income	Gain/(Loss)

SPDR S&P Health Care Equipment ETF	$7,598,112	$28,177,842	28,177,842	$24,485,424	24,485,424	$11,290,530	$46,143
SPDR S&P Health Care Services ETF	18,060,797	144,582,177	144,582,177	130,847,190	130,847,190	31,795,784	31,319	$—
SPDR S&P Homebuilders ETF	267,307,642	635,947,693	635,947,693	790,294,694	790,294,694	112,960,641	1,040,174	—
SPDR S&P Metals & Mining ETF	114,414,761	298,520,751	298,520,751	343,731,447	343,731,447	69,204,065	2,395,688	—
SPDR S&P Oil & Gas Equipment & Services ETF	53,382,788	173,650,123	173,650,123	173,494,572	173,494,572	53,538,339	494,798	—
SPDR S&P Oil & Gas Exploration & Production ETF	123,532,651	802,207,510	802,207,510	715,509,297	715,509,297	210,230,864	4,753,425	—
SPDR S&P Pharmaceuticals ETF	174,946,057	627,249,084	627,249,084	634,338,519	634,338,519	167,856,622	2,798,206	—
SPDR S&P Retail ETF	11,707,369	310,592,074	310,592,074	244,886,294	244,886,294	77,413,149	790,305	—
SPDR S&P Semiconductor ETF	14,604,632	66,570,603	66,570,603	71,054,333	71,054,333	10,120,902	39,869	—
SPDR S&P Software & Services ETF	7,571,486	10,210,526	10,210,526	10,768,957	10,768,957	7,013,055	43,759	—
SPDR S&P Telecom ETF	5,295,318	46,836,452	46,836,452	32,914,702	32,914,702	19,217,068	40,382	—
SPDR S&P Transportation ETF	53,907,835	243,413,130	243,413,130	254,075,056	254,075,056	43,245,909	88,211	—
SPDR S&P 1500 Value Tilt ETF	1,776,125	8,407,355	8,407,355	7,297,257	7,297,257	2,886,223	2,727	—
SPDR S&P 1500 Momentum Tilt ETF	2,660,480	15,309,260	15,309,260	13,996,873	13,996,873	3,972,867	4,213	—
SPDR Russell 1000 Low Vol ETF	2,638,740	14,503,055	14,503,055	11,880,768	11,880,768	5,261,027	3,443	—
SPDR Russell 2000 Low Vol ETF	3,549,494	9,697,237	9,697,237	5,614,540	5,614,540	7,632,191	5,742	—
SPDR Wells Fargo Preferred Stock ETF	37,651,741	131,607,647	131,607,647	129,552,731	129,552,731	39,706,657	137,134	—
SPDR Barclays 1-3 Month T-Bill ETF	—	4,796,349,614	4,796,349,614	4,796,349,614	4,796,349,614	—	112,565	—
SPDR Barclays TIPS ETF	10,116,015	227,100,463	227,100,463	227,441,500	227,441,500	9,774,978	10,574	—
SPDR Barclays 1-10 Year TIPS ETF	266,569	13,320,004	13,320,004	13,389,693	13,389,693	196,880	343	—
SPDR Barclays Short Term Treasury ETF	1,324,183	10,063,445	10,063,445	9,941,489	9,941,489	1,446,139	1,489	—
SPDR Barclays Intermediate Term Treasury ETF	17,992,957	86,551,490	86,551,490	94,306,234	94,306,234	10,238,213	—	—
SPDR Barclays Long Term Treasury ETF	10,116,046	142,256,611	142,256,611	120,954,387	120,954,387	31,418,270	8,779	—
SPDR Barclays Short Term Corporate Bond ETF	70,889,638	310,037,631	310,037,631	299,221,279	299,221,279	81,705,990	93,772	—
SPDR Barclays Intermediate Term Corporate Bond ETF	14,717,480	42,199,323	42,199,323	43,301,488	43,301,488	13,615,315	20,947	—
SPDR Barclays Long Term Corporate Bond ETF	2,499,503	22,147,148	22,147,148	18,334,226	18,334,226	6,312,425	6,903	—
SPDR Barclays Issuer Scored Corporate Bond ETF	3,603,580	6,507,815	6,507,815	7,070,882	7,070,882	3,040,513	2,771	—
SPDR Barclays Convertible Securities ETF	320,096,435	760,892,162	760,892,162	841,220,321	841,220,321	239,768,276	854,095	—
SPDR Barclays Aggregate Bond ETF	41,856,118	189,276,457	189,276,457	193,780,281	193,780,281	37,352,294	36,599	—
SPDR Barclays International Treasury Bond ETF	—	2,937,446	2,937,446	2,937,446	2,937,446	—	1,381	—
SPDR Barclays International Corporate Bond ETF	3,310,595	2,615,465	2,615,465	5,691,780	5,691,780	234,280	1,300	—
SPDR Barclays Emerging Markets Local Bond ETF	86,696	295,516	295,516	382,212	382,212	—	560	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/14	Cost	Shares	Proceeds	Shares	3/31/15	Income	Gain/(Loss)

SPDR Barclays High Yield Bond ETF	$859,230,885	$2,277,428,727	2,277,428,727	$2,090,320,458	2,090,320,458	$1,046,339,154	$2,800,509	$—
SPDR Barclays Short Term High Yield Bond ETF	344,853,590	785,448,256	785,448,256	737,207,569	737,207,569	393,094,277	1,257,763	—
SPDR Barclays Investment Grade Floating Rate ETF	13,951,575	57,036,526	57,036,526	62,812,996	62,812,996	8,175,105	14,966	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	3,013,638	15,069,633	15,069,633	15,184,713	15,184,713	2,898,558	4,757	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	4,090,075	15,264,410	15,264,410	12,635,020	12,635,020	6,719,465	8,138	—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2015 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Russell 3000 ETF	$216,300,670	$57,433,391	$10,604,068	$46,829,323
SPDR Russell 1000 ETF	55,046,155	15,336,316	1,077,853	14,258,463
SPDR Russell 2000 ETF	76,828,133	6,999,284	5,475,709	1,523,575
SPDR S&P 500 Buyback ETF	10,127,280	252,369	158,054	94,315
SPDR S&P 500 Growth ETF	455,870,866	111,432,873	3,365,235	108,067,638
SPDR S&P 500 Value ETF	253,754,469	26,187,886	9,277,657	16,910,229
SPDR Russell Small Cap Completeness ETF	94,201,802	24,602,370	4,288,927	20,313,443
SPDR S&P 400 Mid Cap Growth ETF	218,178,848	37,237,216	2,478,801	34,758,415
SPDR S&P 400 Mid Cap Value ETF	113,514,848	10,684,119	5,285,688	5,398,431
SPDR S&P 600 Small Cap ETF	391,057,240	77,687,750	19,627,949	58,059,801
SPDR S&P 600 Small Cap Growth ETF	508,003,699	98,911,622	6,301,059	92,610,563
SPDR S&P 600 Small Cap Value ETF	391,101,000	46,178,626	20,187,898	25,990,728
SPDR Global Dow ETF	108,046,506	21,323,311	13,172,818	8,150,493
SPDR Dow Jones REIT ETF	2,611,792,148	780,268,236	11,385,615	768,882,621
SPDR S&P Bank ETF	2,376,048,676	334,086,621	52,400,485	281,686,136
SPDR S&P Capital Markets ETF	181,829,793	22,481,919	13,380,906	9,101,013
SPDR S&P Insurance ETF	297,982,448	16,449,622	9,458,407	6,991,215
SPDR S&P Regional Banking ETF	1,969,434,439	34,575,844	76,703,242	(42,127,398)
SPDR Morgan Stanley Technology ETF	316,237,576	65,432,971	3,174,472	62,258,499
SPDR S&P Dividend ETF	11,504,825,944	3,184,613,992	89,960,483	3,094,653,509
SPDR S&P Aerospace & Defense ETF	132,536,361	21,434,299	1,189,555	20,244,744
SPDR S&P Biotech ETF	2,535,715,894	222,251,292	166,326,968	55,924,324
SPDR S&P Health Care Equipment ETF	45,810,868	13,237,406	110,590	13,126,816
SPDR S&P Health Care Services ETF	181,098,347	13,649,217	1,379,641	12,269,576
SPDR S&P Homebuilders ETF	2,111,053,545	145,830,476	31,602,782	114,227,694
SPDR S&P Metals & Mining ETF	649,975,421	1,557,278	206,370,272	(204,812,994)
SPDR S&P Oil & Gas Equipment & Services ETF	346,608,788	3,777,019	74,211,445	(70,434,426)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Oil & Gas Exploration & Production ETF	$2,058,430,723	$16,553,627	$369,653,612	$(353,099,985)
SPDR S&P Pharmaceuticals ETF	1,162,708,243	249,944,156	45,321,035	204,623,121
SPDR S&P Retail ETF	1,341,474,584	34,881,441	58,364,320	(23,482,879)
SPDR S&P Semiconductor ETF	183,128,443	12,217,974	10,061,834	2,156,140
SPDR S&P Software & Services ETF	31,828,230	6,151,100	1,220,005	4,931,095
SPDR S&P Telecom ETF	111,711,774	2,082,410	4,192,379	(2,109,969)
SPDR S&P Transportation ETF	616,656,230	74,430,218	14,983,555	59,446,663
SPDR S&P 1500 Value Tilt ETF	13,260,367	2,404,468	192,764	2,211,704
SPDR S&P 1500 Momentum Tilt ETF	19,669,555	2,135,957	252,642	1,883,315
SPDR Russell 1000 Low Vol ETF	29,710,065	1,668,823	317,077	1,351,746
SPDR Russell 2000 Low Vol ETF	36,981,359	2,482,778	159,829	2,322,949
SPDR Wells Fargo Preferred Stock ETF	335,083,519	5,530,842	1,392,501	4,138,341
SPDR Barclays 1-3 Month T-Bill ETF	1,449,242,430	2,655	30,833	(28,178)
SPDR Barclays TIPS ETF	625,412,183	20,385,395	3,096,038	17,289,357
SPDR Barclays 0-5 Year TIPS ETF	3,925,219	2,570	13,314	(10,744)
SPDR Barclays 1-10 Year TIPS ETF	17,506,990	92,068	22,999	69,069
SPDR Barclays Short Term Treasury ETF	38,589,611	124,852	2,884	121,968
SPDR Barclays Intermediate Term Treasury ETF	198,645,300	2,051,023	104,722	1,946,301
SPDR Barclays Long Term Treasury ETF	348,321,386	11,713,546	—	11,713,546
SPDR Barclays Short Term Corporate Bond ETF	4,079,579,669	6,989,499	6,154,118	835,381
SPDR Barclays Intermediate Term Corporate Bond ETF	556,505,979	12,490,680	1,056,874	11,433,806
SPDR Barclays Long Term Corporate Bond ETF	423,140,342	17,888,907	1,892,834	15,996,073
SPDR Barclays Issuer Scored Corporate Bond ETF	32,127,927	525,021	107,646	417,375
SPDR Barclays Convertible Securities ETF	2,868,133,163	285,452,549	109,188,744	176,263,805
SPDR Barclays Mortgage Backed Bond ETF	182,928,938	2,052,340	46,661	2,005,679
SPDR Barclays Aggregate Bond ETF	1,043,485,529	26,683,899	1,669,173	25,014,726
SPDR Nuveen Barclays Municipal Bond ETF	1,197,209,326	42,829,338	1,349,508	41,479,830
SPDR Nuveen Barclays California Municipal Bond ETF	83,231,900	4,246,417	56,718	4,189,699
SPDR Nuveen Barclays New York Municipal Bond ETF	30,402,272	1,030,516	93,955	936,561
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,572,381,135	11,741,167	2,206,065	9,535,102
SPDR Nuveen S&P High Yield Municipal Bond ETF	434,674,534	19,686,242	5,328,221	14,358,021
SPDR Nuveen Barclays Build America Bond ETF	146,035,447	5,552,328	158,261	5,394,067
SPDR DB International Government Inflation-Protected Bond ETF	687,819,478	44,119,567	67,746,181	(23,626,614)
SPDR Barclays Short Term International Treasury Bond ETF	311,561,905	114,056	30,428,996	(30,314,940)
SPDR Barclays International Treasury Bond ETF	1,849,490,291	36,649,822	197,408,289	(160,758,467)
SPDR Barclays International Corporate Bond ETF	249,674,688	889,130	30,374,555	(29,485,425)
SPDR Barclays Emerging Markets Local Bond ETF	114,365,962	1,156,577	15,969,489	(14,812,912)
SPDR Barclays International High Yield Bond ETF	26,192,903	176,757	2,631,793	(2,455,036)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2015 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays High Yield Bond ETF	$12,614,959,775	$98,392,651	$406,483,935	$(308,091,284)
SPDR Barclays Short Term High Yield Bond ETF	5,107,966,056	17,756,594	147,346,694	(129,590,100)
SPDR Barclays Investment Grade Floating Rate ETF	380,304,224	882,297	483,064	399,233
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	23,798,289	404,562	1,125,775	(721,213)
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	50,550,314	1,093,835	408,506	685,329

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Series Trust

By:	/s/ Ellen M. Needham Ellen M. Needham
President
Date: May 28, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer (Principal Financial Officer)
Date: May 28, 2015